UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-248-0156

Date of fiscal year end:	October 31, 2020

Date of reporting period:	April 30, 2020

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Funds
Institutional, J, & R Share Classes
Semiannual Report
April 30, 2020
Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
Sign up for eDelivery!
Safe, secure and ready when you are,
sign up for eDelivery today.
Visit PrincipalFunds.com >
Note: If your shares are not held directly with Principal
Funds but through a brokerage firm, please contact your
broker for electronic delivery options available.

Rev. 01/2020
EE11865PFI-03
FACTS
WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and income
• Assets and transaction history
• Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
FUNDS SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —to offer our products
and services to you
Yes No
For joint marketing with other financial companies No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For nonaffiliates to market to you No We don’t share
Questions?
Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03 | 01/2020
Who we are
Who is providing this notice? Principal Funds includes Principal Funds, Inc., Principal Funds Distributor,
Inc., and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds
protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal
Funds collect my personal
information?
We collect your personal information, for example, when you
• Open an account or seek advice about your investments
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.
Why can’t I limit all
sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group
®
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information
This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes.
We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the
California Consumer Privacy Act, are available online at www.principal.com/privacy-policies .
If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 122
Schedules of Investments 167
Financial Highlights (includes performance information) 435
Shareholder Expense Example 579
Supplemental Information 588

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
Investment in securities--at cost ..........................................................
$ 604,635 $ 7,631,093 $ 577,391
Investment in affiliated Funds--at cost ...................................................
$ – $ 61,515 $ 21,244
Assets
Investment in securities--at value  .......................................................... $ 598,577 $ 7,901,404
(b)
$ 593,843
(b)
Investment in affiliated Funds--at value .................................................... – 61,515 21,244
Cash ......................................................................................... 12,378 2 –
Deposits with counterparty .................................................................. – – 4
Receivables:
Dividends and interest ................................................................. 7,751 53,542 4,072
Expense reimbursement from Manager ............................................... 6 – 55
Expense reimbursement from Distributor ............................................. – 3 3
Fund shares sold ....................................................................... 1,833 22,873 1,593
Investment securities sold ............................................................. 4,541 – 3,641
Variation margin on futures ........................................................... – – 2
Other assets .................................................................................. – – 7
Prepaid expenses ............................................................................

Total Assets   625,086 8,039,402 624,464
Liabilities
Accrued management and investment advisory fees ........................................ 221 2,920 253
Accrued administrative service fees ........................................................ – 6 3
Accrued distribution fees .................................................................... 121 121 43
Accrued service fees ........................................................................ – 18 16
Accrued transfer agent fees ................................................................. 60 160 154
Accrued chief compliance officer fees ...................................................... – – 1
Accrued directors' expenses ................................................................. 2 – 6
Accrued professional fees ................................................................... 27 27 31
Accrued other expenses ..................................................................... 1 – 73
Cash overdraft ............................................................................... – – 196
Payables:
Dividends payable ..................................................................... 964 17,175 1,196
Fund shares redeemed ................................................................. 1,700 7,680 488
Interest expense and fees payable ..................................................... 98 – –
Investment securities purchased ...................................................... 14,406 – 49,187
Unrealized loss on unfunded loan commitments ...................................... – – 1
Variation margin on futures ........................................................... – – 15
Variation margin on swaps ............................................................ – – 13
Collateral obligation on securities loaned, at value ......................................... – 5,767 1,383
Floating rate notes issued ...................................................................
15,405 – –
Total Liabilities
33,005 33,874 53,059
Net Assets Applicable to Outstanding Shares ............................................
$ 592,081 $ 8,005,528 $ 571,405
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 607,829 $ 7,750,807 $ 511,280
Total distributable earnings (accumulated loss) .............................................
(15,748) 254,721 60,125
Total Net Assets
$ 592,081 $ 8,005,528 $ 571,405

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 450,000 2,550,000 985,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 416,487 $ 286,318 $ 93,590
Shares Issued and Outstanding ........................................................ 40,761 28,732 8,255
Net Asset Value per share ............................................................. $ 10 .22 $ 9 .97 $ 11 .34
Maximum Offering Price .............................................................
$ 10 .62 $ 10 .20 $ 11 .78
Class C : Net Assets .......................................................................... $ 40,889 $ 50,166 N/A
Shares Issued and Outstanding ........................................................ 3,993 5,002
Net Asset Value per share .............................................................
$ 10 .24
(c)
$ 10 .03
(c)
Class J : Net Assets .......................................................................... N/A $ 109,974 $ 143,446
Shares Issued and Outstanding ........................................................ 11,008 12,560
Net Asset Value per share .............................................................
$ 9 .99
(c)
$ 11 .42
(c)
Institutional : Net Assets ..................................................................... $ 134,705 $ 569,817 $ 254,757
Shares Issued and Outstanding ........................................................ 13,175 56,999 22,484
Net Asset Value per share .............................................................
$ 10 .22 $ 10 .00 $ 11 .33
R-1 : Net Assets .............................................................................. N/A $ 13,807 $ 4,344
Shares Issued and Outstanding ........................................................ 1,381 383
Net Asset Value per share .............................................................
$ 10 .00 $ 11 .33
R-2 : Net Assets .............................................................................. N/A $ 1,886 $ 3,809
Shares Issued and Outstanding ........................................................ 188 340
Net Asset Value per share .............................................................
$ 10 .01 $ 11 .20
R-3 : Net Assets .............................................................................. N/A $ 23,732 $ 18,674
Shares Issued and Outstanding ........................................................ 2,369 1,659
Net Asset Value per share .............................................................
$ 10 .02 $ 11 .26
R-4 : Net Assets .............................................................................. N/A $ 12,381 $ 8,993
Shares Issued and Outstanding ........................................................ 1,237 782
Net Asset Value per share .............................................................
$ 10 .01 $ 11 .50
R-5 : Net Assets .............................................................................. N/A $ 35,164 $ 43,792
Shares Issued and Outstanding ........................................................ 3,521 3,885
Net Asset Value per share .............................................................
$ 9 .99 $ 11 .27
R-6 : Net Assets .............................................................................. N/A $ 6,902,283 N/A
Shares Issued and Outstanding ........................................................ 691,154
Net Asset Value per share .............................................................
$ 9 .99
(a)
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified
International Fund Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Investment in securities--at cost ..........................................................
$ 10,319,552 $ 5,005,233 $ 188,428
Investment in affiliated Funds--at cost ...................................................
$ 421,360 $ 333,673 $ 4,564
Foreign currency--at cost ..................................................................
$ 1,767 $ 1 $ 434
Assets
Investment in securities--at value  .......................................................... $ 10,634,665
(a)
$ 6,797,913
(a)
$ 176,953
Investment in affiliated Funds--at value .................................................... 421,360 333,673 4,564
Foreign currency--at value .................................................................. 1,825 1 438
Cash ......................................................................................... 1 54 305
Deposits with counterparty .................................................................. – – 9,984
Receivables:
Dividends and interest ................................................................. 59,033 23,791 1,021
Expense reimbursement from Manager ............................................... 2 124 23
Expense reimbursement from Distributor ............................................. 3 1 –
Foreign currency contracts ........................................................... – – 1,247
Fund shares sold ....................................................................... 3,564 9,294 237
Investment securities sold ............................................................. 126,187 – 9,647
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 1,870 ) ................ – – 1,830
Variation margin on futures ........................................................... – – 336
Variation margin on swaps ............................................................ – – 142
Other assets .................................................................................. 5 30 –
Total Assets   11,246,645 7,164,881 206,727
Liabilities
Accrued management and investment advisory fees ........................................ 6,209 2,769 128
Accrued administrative service fees ........................................................ 2 4 –
Accrued distribution fees .................................................................... 64 316 –
Accrued service fees ........................................................................ 12 35 –
Accrued transfer agent fees ................................................................. 236 632 29
Accrued chief compliance officer fees ...................................................... 2 1 –
Accrued directors' expenses ................................................................. 16 17 2
Accrued professional fees ................................................................... 31 30 24
Accrued other expenses ..................................................................... 494 86 17
Payables:
Foreign currency contracts ............................................................ – – 876
Fund shares redeemed ................................................................. 1,545 10,655 44
Investment securities purchased ...................................................... 123,363 98,854 8,399
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 166 ) ............. – – 714
Variation margin on futures ........................................................... – – 285
Variation margin on swaps ............................................................ – – 107
Collateral obligation on securities loaned, at value ......................................... 17,799 1,908 –
Total Liabilities
149,773 115,307 10,625
Net Assets Applicable to Outstanding Shares ............................................
$ 11,096,872 $ 7,049,574 $ 196,102
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 11,464,396 $ 5,250,987 $ 210,428
Total distributable earnings (accumulated loss) .............................................
(367,524) 1,798,587 (14,326)
Total Net Assets
$ 11,096,872 $ 7,049,574 $ 196,102

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified
International Fund Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 3,875,000 1,600,000 200,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 189,580 $ 991,058 $ 2,044
Shares Issued and Outstanding ........................................................ 17,344 35,711 215
Net Asset Value per share ............................................................. $ 10 .93 $ 27 .75 $ 9 .53
Maximum Offering Price .............................................................
$ 11 .57 $ 29 .37 $ 9 .90
Class C : Net Assets .......................................................................... $ 8,700 $ 131,371 N/A
Shares Issued and Outstanding ........................................................ 795 4,872
Net Asset Value per share .............................................................
$ 10 .94
(b)
$ 26 .96
(b)
Class J : Net Assets .......................................................................... $ 129,336 $ 58,365 N/A
Shares Issued and Outstanding ........................................................ 11,989 2,101
Net Asset Value per share .............................................................
$ 10 .79
(b)
$ 27 .78
(b)
Institutional : Net Assets ..................................................................... $ 317,372 $ 5,688,163 $ 194,058
Shares Issued and Outstanding ........................................................ 29,229 204,660 20,287
Net Asset Value per share .............................................................
$ 10 .86 $ 27 .79 $ 9 .57
R-1 : Net Assets .............................................................................. $ 2,568 $ 2,304 N/A
Shares Issued and Outstanding ........................................................ 235 83
Net Asset Value per share .............................................................
$ 10 .91 $ 27 .63
R-2 : Net Assets .............................................................................. $ 2,233 $ 2,540 N/A
Shares Issued and Outstanding ........................................................ 205 91
Net Asset Value per share .............................................................
$ 10 .87 $ 27 .77
R-3 : Net Assets .............................................................................. $ 9,582 $ 25,043 N/A
Shares Issued and Outstanding ........................................................ 878 905
Net Asset Value per share .............................................................
$ 10 .91 $ 27 .66
R-4 : Net Assets .............................................................................. $ 11,743 $ 25,398 N/A
Shares Issued and Outstanding ........................................................ 1,063 916
Net Asset Value per share .............................................................
$ 11 .05 $ 27 .72
R-5 : Net Assets .............................................................................. $ 35,284 $ 125,332 N/A
Shares Issued and Outstanding ........................................................ 3,203 4,515
Net Asset Value per share .............................................................
$ 11 .02 $ 27 .76
R-6 : Net Assets .............................................................................. $ 10,390,474 N/A N/A
Shares Issued and Outstanding ........................................................ 956,749
Net Asset Value per share .............................................................
$ 10 .86
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Investment in securities--at cost ..........................................................
$ 6,442,550 $ 2,892,082 $ 1,579,694
Investment in affiliated Funds--at cost ...................................................
$ 244,474 $ 77,213 $ 82,006
Foreign currency--at cost ..................................................................
$ 31,471 $ 3,473 $ –
Assets
Investment in securities--at value  .......................................................... $ 5,625,745
(a)
$ 2,704,887
(a)
$ 1,619,276
Investment in affiliated Funds--at value .................................................... 244,474 77,213 82,006
Foreign currency--at value .................................................................. 31,501 3,469 –
Cash ......................................................................................... 788 – 1
Deposits with counterparty .................................................................. 10,444 – 1,908
Receivables:
Dividends and interest ................................................................. 73,475 4,931 5,094
Expense reimbursement from Manager ............................................... 700 152 21
Expense reimbursement from Distributor ............................................. – – 3
Foreign currency contracts ........................................................... 3,194 – –
Fund shares sold ....................................................................... 7,297 5,812 5,249
Investment securities sold ............................................................. 98,778 10,797 –
Variation margin on futures ........................................................... – – 77
Other assets .................................................................................. – – 19
Total Assets   6,096,396 2,807,261 1,713,654
Liabilities
Accrued management and investment advisory fees ........................................ 3,552 1,879 691
Accrued administrative service fees ........................................................ – – 2
Accrued distribution fees .................................................................... 1,087 40 76
Accrued service fees ........................................................................ – – 10
Accrued transfer agent fees ................................................................. 1,439 481 151
Accrued chief compliance officer fees ...................................................... 1 1 –
Accrued directors' expenses ................................................................. 14 3 4
Accrued professional fees ................................................................... 42 31 22
Accrued other expenses ..................................................................... 745 401 72
Deposits from counterparty ................................................................. 290 – –
Payables:
Dividends payable ..................................................................... – – 3,406
Foreign currency contracts ............................................................ 932 – –
Fund shares redeemed ................................................................. 10,927 4,010 930
Investment securities purchased ...................................................... 123,479 24,487 –
Variation margin on futures ........................................................... – – 29
Collateral obligation on securities loaned, at value ......................................... 46,418 12,474 –
Total Liabilities
188,926 43,807 5,393
Net Assets Applicable to Outstanding Shares ............................................
$ 5,907,470 $ 2,763,454 $ 1,708,261
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 7,442,579 $ 2,998,551 $ 1,762,862
Total distributable earnings (accumulated loss) .............................................
(1,535,109) (235,097) (54,601)
Total Net Assets
$ 5,907,470 $ 2,763,454 $ 1,708,261

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 2,150,000 1,350,000 1,025,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,098,209 $ 104,182 $ 252,804
Shares Issued and Outstanding ........................................................ 95,368 13,703 23,862
Net Asset Value per share ............................................................. $ 11 .52 $ 7 .60 $ 10 .59
Maximum Offering Price .............................................................
$ 11 .97 $ 8 .04 $ 10 .83
Class C : Net Assets .......................................................................... $ 1,051,299 $ 25,060 $ 33,247
Shares Issued and Outstanding ........................................................ 91,905 3,431 3,139
Net Asset Value per share .............................................................
$ 11 .44
(b)
$ 7 .30
(b)
$ 10 .59
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 116,626
Shares Issued and Outstanding ........................................................ 10,979
Net Asset Value per share .............................................................
$ 10 .62
(b)
Institutional : Net Assets ..................................................................... $ 3,539,688 $ 1,667,811 $ 1,258,367
Shares Issued and Outstanding ........................................................ 308,972 202,768 118,584
Net Asset Value per share .............................................................
$ 11 .46 $ 8 .23 $ 10 .61
R-1 : Net Assets .............................................................................. N/A N/A $ 3,029
Shares Issued and Outstanding ........................................................ 285
Net Asset Value per share .............................................................
$ 10 .62
R-2 : Net Assets .............................................................................. N/A N/A $ 2,022
Shares Issued and Outstanding ........................................................ 190
Net Asset Value per share .............................................................
$ 10 .62
R-3 : Net Assets .............................................................................. N/A $ 332 $ 11,559
Shares Issued and Outstanding ........................................................ 40 1,089
Net Asset Value per share .............................................................
$ 8 .20 $ 10 .62
R-4 : Net Assets .............................................................................. N/A $ 658 $ 6,324
Shares Issued and Outstanding ........................................................ 79 595
Net Asset Value per share .............................................................
$ 8 .20 $ 10 .63
R-5 : Net Assets .............................................................................. N/A $ 246 $ 24,283
Shares Issued and Outstanding ........................................................ 29 2,285
Net Asset Value per share .............................................................
$ 8 .23 $ 10 .63
R-6 : Net Assets .............................................................................. $ 218,274 $ 965,165 N/A
Shares Issued and Outstanding ........................................................ 19,070 117,221
Net Asset Value per share .............................................................
$ 11 .45 $ 8 .23
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Government Money
Market Fund High Income Fund High Yield Fund
Investment in securities--at cost ..........................................................
$ 4,399,094 $ 2,806,092 $ 2,813,269
Investment in affiliated Funds--at cost ...................................................
$ – $ 140,748 $ 124,611
Foreign currency--at cost ..................................................................
$ – $ 25 $ 1,273
Assets
Investment in securities--at value  .......................................................... $ 4,399,094 $ 2,513,466
(a)
$ 2,513,853
(a)
Investment in affiliated Funds--at value .................................................... – 140,748 124,611
Foreign currency--at value .................................................................. – 25 1,273
Cash ......................................................................................... 68 987 –
Deposits with counterparty .................................................................. – 3,905 5,276
Receivables:
Dividends and interest ................................................................. 62 42,149 40,336
Expense reimbursement from Manager ............................................... 48 36 43
Foreign currency contracts ........................................................... – 5 –
Fund shares sold ....................................................................... – 2,496 24,862
Investment securities sold ............................................................. – 59,991 13,990
Prepaid expenses ............................................................................
2 – –
Total Assets   4,399,274 2,763,808 2,724,244
Liabilities
Accrued management and investment advisory fees ........................................ 519 1,341 1,046
Accrued distribution fees .................................................................... – 1 206
Accrued transfer agent fees ................................................................. 1 32 770
Accrued directors' expenses ................................................................. 6 3 4
Accrued professional fees ................................................................... 21 30 28
Accrued other expenses ..................................................................... – 16 227
Cash overdraft ............................................................................... – – 2,685
Payables:
Dividends payable ..................................................................... 994 – 12,002
Foreign currency contracts ............................................................ – 107 –
Fund shares redeemed ................................................................. – 4,364 7,680
Investment securities purchased ...................................................... – 58,868 26,573
Unrealized loss on unfunded loan commitments ...................................... – – 69
Variation margin on swaps ............................................................ – 1 8
Collateral obligation on securities loaned, at value ......................................... – 27,508 32,296
Total Liabilities
1,541 92,271 83,594
Net Assets Applicable to Outstanding Shares ............................................
$ 4,397,733 $ 2,671,537 $ 2,640,650
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,397,733 $ 3,182,891 $ 3,148,018
Total distributable earnings (accumulated loss) .............................................
– (511,354) (507,368)
Total Net Assets
$ 4,397,733 $ 2,671,537 $ 2,640,650
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 10,200,000 800,000 1,750,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 4,703 $ 485,512
Shares Issued and Outstanding ........................................................ 565 74,757
Net Asset Value per share ............................................................. $ 8 .32 $ 6 .49
Maximum Offering Price .............................................................
$ 8 .64 $ 6 .74
Class C : Net Assets .......................................................................... N/A N/A $ 132,220
Shares Issued and Outstanding ........................................................ 20,121
Net Asset Value per share .............................................................
$ 6 .57
(b)
Institutional : Net Assets ..................................................................... $ 4,397,733 $ 2,666,834 $ 1,292,834
Shares Issued and Outstanding ........................................................ 4,397,733 320,127 200,578
Net Asset Value per share .............................................................
$ 1 .00 $ 8 .33 $ 6 .45
R-6 : Net Assets .............................................................................. N/A N/A $ 730,084
Shares Issued and Outstanding ........................................................ 113,270
Net Asset Value per share .............................................................
$ 6 .45
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Inflation Protection
Fund
International Emerging
Markets Fund International Fund I
Investment in securities--at cost ..........................................................
$ 1,540,410 $ 263,218 $ 264,829
Investment in affiliated Funds--at cost ...................................................
$ 25,570 $ 8,468 $ 3
Foreign currency--at cost ..................................................................
$ 171 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 1,634,661 $ 256,616 $ 279,936
(a)
Investment in affiliated Funds--at value .................................................... 25,570 8,468 3
Foreign currency--at value .................................................................. 171 – –
Cash ......................................................................................... 1 – –
Deposits with counterparty .................................................................. 14,195 – –
Receivables:
Dividends and interest ................................................................. 2,204 842 1,367
Expense reimbursement from Manager ............................................... 1 44 6
Expense reimbursement from Distributor ............................................. – 2 –
Foreign currency contracts ........................................................... 1,481 – –
Foreign tax refund ..................................................................... – 454 –
Fund shares sold ....................................................................... 1,145 131 106
Investment securities sold ............................................................. 27,029 – 3,307
Variation margin on futures ........................................................... 182 – –
Variation margin on swaps ............................................................ 1,582 – –
Other assets .................................................................................. – 1 –
Total Assets   1,708,222 266,558 284,725
Liabilities
Accrued management and investment advisory fees ........................................ 505 218 165
Accrued administrative service fees ........................................................ 1 1 1
Accrued distribution fees .................................................................... 5 28 3
Accrued service fees ........................................................................ 3 4 2
Accrued transfer agent fees ................................................................. 29 126 24
Accrued custodian fees ...................................................................... – 77 –
Accrued directors' expenses ................................................................. 3 – 1
Accrued professional fees ................................................................... 27 30 27
Accrued other expenses ..................................................................... 23 34 48
Cash overdraft ............................................................................... – – 65
Deposits from counterparty ................................................................. 450 – –
Payables:
Borrowing ............................................................................. – – 1,790
Foreign currency contracts ............................................................ 2,493 – –
Fund shares redeemed ................................................................. 2,128 763 57
Investment securities purchased ...................................................... 63,034 266 –
Options and swaptions contracts written  (premiums received $ 12,877 , $ 0 and $ 0 ) .. 15,650 – –
Variation margin on futures ........................................................... 519 – –
Variation margin on swaps ............................................................ 1,958 – –
Collateral obligation on securities loaned, at value ......................................... – – 3,020
Total Liabilities
86,828 1,547 5,203
Net Assets Applicable to Outstanding Shares ............................................
$ 1,621,394 $ 265,011 $ 279,522
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,573,954 $ 288,672 $ 267,582
Total distributable earnings (accumulated loss) .............................................
47,440 (23,661) 11,940
Total Net Assets
$ 1,621,394 $ 265,011 $ 279,522

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Inflation Protection
Fund
International Emerging
Markets Fund International Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,050,000 875,000 700,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 11,560 $ 65,333 $ 8,177
Shares Issued and Outstanding ........................................................ 1,320 3,019 622
Net Asset Value per share ............................................................. $ 8 .76 $ 21 .64 $ 13 .14
Maximum Offering Price .............................................................
$ 9 .10 $ 22 .90 $ 13 .90
Class C : Net Assets .......................................................................... N/A $ 6,264 N/A
Shares Issued and Outstanding ........................................................ 306
Net Asset Value per share .............................................................
$ 20 .50
(b)
Class J : Net Assets .......................................................................... $ 7,959 $ 74,760 N/A
Shares Issued and Outstanding ........................................................ 934 3,596
Net Asset Value per share .............................................................
$ 8 .52
(b)
$ 20 .79
(b)
Institutional : Net Assets ..................................................................... $ 1,587,876 $ 96,454 $ 94,637
Shares Issued and Outstanding ........................................................ 177,463 4,509 7,157
Net Asset Value per share .............................................................
$ 8 .95 $ 21 .39 $ 13 .22
R-1 : Net Assets .............................................................................. $ 1,362 $ 1,252 $ 1,224
Shares Issued and Outstanding ........................................................ 163 59 93
Net Asset Value per share .............................................................
$ 8 .35 $ 21 .39 $ 13 .21
R-2 : Net Assets .............................................................................. $ 351 $ 1,396 $ 1,264
Shares Issued and Outstanding ........................................................ 42 66 95
Net Asset Value per share .............................................................
$ 8 .42 $ 21 .27 $ 13 .27
R-3 : Net Assets .............................................................................. $ 7,398 $ 4,731 $ 1,972
Shares Issued and Outstanding ........................................................ 865 221 149
Net Asset Value per share .............................................................
$ 8 .55 $ 21 .38 $ 13 .22
R-4 : Net Assets .............................................................................. $ 1,538 $ 2,654 $ 2,953
Shares Issued and Outstanding ........................................................ 177 123 223
Net Asset Value per share .............................................................
$ 8 .67 $ 21 .50 $ 13 .23
R-5 : Net Assets .............................................................................. $ 3,350 $ 7,287 $ 1,524
Shares Issued and Outstanding ........................................................ 382 339 115
Net Asset Value per share .............................................................
$ 8 .77 $ 21 .47 $ 13 .22
R-6 : Net Assets .............................................................................. N/A $ 4,880 $ 167,771
Shares Issued and Outstanding ........................................................ 228 12,693
Net Asset Value per share .............................................................
$ 21 .40 $ 13 .22
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Investment in securities--at cost ..........................................................
$ 6,659,946 $ 3,194,199 $ 1,767,498
Investment in affiliated Funds--at cost ...................................................
$ 270,378 $ 167,762 $ 41,799
Assets
Investment in securities--at value  .......................................................... $ 9,858,726
(a)
$ 5,536,917
(a)
$ 1,746,030
(a)
Investment in affiliated Funds--at value .................................................... 270,448 167,762 41,801
Deposits with counterparty .................................................................. 5,760 13,944 2,040
Receivables:
Dividends and interest ................................................................. 1,598 4,763 1,928
Expense reimbursement from Manager ............................................... 122 1 91
Expense reimbursement from Distributor ............................................. 6 15 2
Fund shares sold ....................................................................... 8,252 5,249 1,395
Investment securities sold ............................................................. 26,818 – 17,239
Other assets .................................................................................. 13 3 –
Total Assets   10,171,743 5,728,654 1,810,526
Liabilities
Accrued management and investment advisory fees ........................................ 4,557 661 1,083
Accrued administrative service fees ........................................................ 12 19 1
Accrued distribution fees .................................................................... 137 220 10
Accrued service fees ........................................................................ 83 110 4
Accrued transfer agent fees ................................................................. 499 356 29
Accrued chief compliance officer fees ...................................................... 1 1 –
Accrued directors' expenses ................................................................. 17 11 6
Accrued professional fees ................................................................... 24 19 22
Accrued other expenses ..................................................................... 18 145 18
Payables:
Fund shares redeemed ................................................................. 6,002 2,686 530
Investment securities purchased ...................................................... 6,571 379 9,348
Variation margin on futures ........................................................... 985 2,260 331
Collateral obligation on securities loaned, at value ......................................... 74,069 6,897 1,367
Total Liabilities
92,975 13,764 12,749
Net Assets Applicable to Outstanding Shares ............................................
$ 10,078,768 $ 5,714,890 $ 1,797,777
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 6,325,232 $ 3,064,342 $ 1,859,953
Total distributable earnings (accumulated loss) .............................................
3,753,536 2,650,548 (62,176)
Total Net Assets
$ 10,078,768 $ 5,714,890 $ 1,797,777

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,895,000 1,150,000 520,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 416,279 $ 420,757 N/A
Shares Issued and Outstanding ........................................................ 27,215 23,615
Net Asset Value per share ............................................................. $ 15 .30 $ 17 .82
Maximum Offering Price .............................................................
$ 16 .19 $ 18 .09
Class C : Net Assets .......................................................................... N/A $ 61,980 N/A
Shares Issued and Outstanding ........................................................ 3,569
Net Asset Value per share .............................................................
$ 17 .36
(b)
Class J : Net Assets .......................................................................... $ 276,850 $ 633,613 $ 61,149
Shares Issued and Outstanding ........................................................ 22,061 35,955 4,489
Net Asset Value per share .............................................................
$ 12 .55
(b)
$ 17 .62
(b)
$ 13 .62
(b)
Institutional : Net Assets ..................................................................... $ 2,458,682 $ 4,037,240 $ 1,717,579
Shares Issued and Outstanding ........................................................ 154,175 226,663 124,065
Net Asset Value per share .............................................................
$ 15 .95 $ 17 .81 $ 13 .84
R-1 : Net Assets .............................................................................. $ 10,691 $ 11,073 $ 3,286
Shares Issued and Outstanding ........................................................ 820 622 238
Net Asset Value per share .............................................................
$ 13 .04 $ 17 .79 $ 13 .80
R-2 : Net Assets .............................................................................. $ 9,022 $ 17,023 $ 1,549
Shares Issued and Outstanding ........................................................ 712 949 112
Net Asset Value per share .............................................................
$ 12 .67 $ 17 .94 $ 13 .86
R-3 : Net Assets .............................................................................. $ 81,612 $ 164,814 $ 4,267
Shares Issued and Outstanding ........................................................ 5,786 9,232 293
Net Asset Value per share .............................................................
$ 14 .10 $ 17 .85 $ 14 .57
R-4 : Net Assets .............................................................................. $ 70,576 $ 124,952 $ 1,877
Shares Issued and Outstanding ........................................................ 4,871 6,979 136
Net Asset Value per share .............................................................
$ 14 .49 $ 17 .90 $ 13 .84
R-5 : Net Assets .............................................................................. $ 265,507 $ 243,438 $ 8,070
Shares Issued and Outstanding ........................................................ 17,460 13,463 578
Net Asset Value per share .............................................................
$ 15 .21 $ 18 .08 $ 13 .96
R-6 : Net Assets .............................................................................. $ 6,489,549 N/A N/A
Shares Issued and Outstanding ........................................................ 407,265
Net Asset Value per share .............................................................
$ 15 .93
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Investment in securities--at cost ..........................................................
$ 11,507,172 $ 121,174 $ 811,911
Investment in affiliated Funds--at cost ...................................................
$ 129,430 $ 798 $ 30,995
Investment in affiliated securities--at cost ................................................
$ 28,838 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 16,100,412
(a)
$ 144,614 $ 981,762
(a)
Investment in affiliated Funds--at value .................................................... 129,430 798 30,983
Investment in affiliated securities--at value ................................................. 43,300 – –
Deposits with counterparty .................................................................. – – 714
Receivables:
Dividends and interest ................................................................. 4,116 42 194
Expense reimbursement from Manager ............................................... – 2 15
Expense reimbursement from Distributor ............................................. 6 1 1
Fund shares sold ....................................................................... 55,305 17 3,698
Investment securities sold ............................................................. 29,620 4,770 2,428
Other assets .................................................................................. 6 – –
Total Assets   16,362,195 150,244 1,019,795
Liabilities
Accrued management and investment advisory fees ........................................ 7,156 73 667
Accrued administrative service fees ........................................................ 29 1 1
Accrued distribution fees .................................................................... 493 11 6
Accrued service fees ........................................................................ 106 7 2
Accrued transfer agent fees ................................................................. 2,278 35 12
Accrued chief compliance officer fees ...................................................... 2 – –
Accrued directors' expenses ................................................................. 34 2 4
Accrued professional fees ................................................................... 24 17 17
Accrued other expenses ..................................................................... 928 11 8
Cash overdraft ............................................................................... 2,580 – –
Payables:
Fund shares redeemed ................................................................. 18,940 165 10
Investment securities purchased ...................................................... 35,674 4,101 6,928
Variation margin on futures ........................................................... – – 229
Collateral obligation on securities loaned, at value ......................................... 177,323 – 2,386
Total Liabilities
245,567 4,423 10,270
Net Assets Applicable to Outstanding Shares ............................................
$ 16,116,628 $ 145,821 $ 1,009,525
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 11,403,369 $ 119,142 $ 812,899
Total distributable earnings (accumulated loss) .............................................
4,713,259 26,679 196,626
Total Net Assets
$ 16,116,628 $ 145,821 $ 1,009,525

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 2,105,000 325,000 625,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,414,801 N/A N/A
Shares Issued and Outstanding ........................................................ 54,594
Net Asset Value per share ............................................................. $ 25 .91
Maximum Offering Price .............................................................
$ 27 .42
Class C : Net Assets .......................................................................... $ 187,673 N/A N/A
Shares Issued and Outstanding ........................................................ 8,215
Net Asset Value per share .............................................................
$ 22 .85
(b)
Class J : Net Assets .......................................................................... $ 277,693 $ 67,374 $ 38,494
Shares Issued and Outstanding ........................................................ 11,178 11,020 4,555
Net Asset Value per share .............................................................
$ 24 .84
(b)
$ 6 .11
(b)
$ 8 .45
(b)
Institutional : Net Assets ..................................................................... $ 10,377,902 $ 43,228 $ 958,858
Shares Issued and Outstanding ........................................................ 389,497 5,259 87,171
Net Asset Value per share .............................................................
$ 26 .64 $ 8 .22 $ 11 .00
R-1 : Net Assets .............................................................................. $ 84,004 $ 1,284 $ 1,305
Shares Issued and Outstanding ........................................................ 3,553 203 155
Net Asset Value per share .............................................................
$ 23 .64 $ 6 .33 $ 8 .42
R-2 : Net Assets .............................................................................. $ 18,385 $ 1,963 $ 1,435
Shares Issued and Outstanding ........................................................ 761 282 160
Net Asset Value per share .............................................................
$ 24 .15 $ 6 .97 $ 8 .95
R-3 : Net Assets .............................................................................. $ 68,594 $ 10,204 $ 1,866
Shares Issued and Outstanding ........................................................ 2,716 1,351 186
Net Asset Value per share .............................................................
$ 25 .25 $ 7 .55 $ 10 .00
R-4 : Net Assets .............................................................................. $ 65,536 $ 3,980 $ 2,166
Shares Issued and Outstanding ........................................................ 2,480 491 208
Net Asset Value per share .............................................................
$ 26 .43 $ 8 .10 $ 10 .43
R-5 : Net Assets .............................................................................. $ 319,155 $ 17,788 $ 5,401
Shares Issued and Outstanding ........................................................ 12,165 2,093 489
Net Asset Value per share .............................................................
$ 26 .23 $ 8 .50 $ 11 .03
R-6 : Net Assets .............................................................................. $ 3,302,885 N/A N/A
Shares Issued and Outstanding ........................................................ 124,121
Net Asset Value per share .............................................................
$ 26 .61
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Investment in securities--at cost ..........................................................
$ 957,906 $ 2,372,323 $ 753,506
Investment in affiliated Funds--at cost ...................................................
$ 17,714 $ 49,546 $ –
Assets
Investment in securities--at value  .......................................................... $ 957,124
(a)
$ 1,996,127
(a)
$ 753,506
Investment in affiliated Funds--at value .................................................... 17,714 49,523 –
Cash ......................................................................................... – – 17
Deposits with counterparty .................................................................. 2,210 1,904 –
Receivables:
Dividends and interest ................................................................. 475 849 101
Expense reimbursement from Manager ............................................... – 49 6
Expense reimbursement from Distributor ............................................. 2 3 52
Fund shares sold ....................................................................... 1,094 4,320 2,936
Interfund lending ...................................................................... – 1,790 –
Investment securities sold ............................................................. 948 2,957 –
Variation margin on futures ........................................................... 91 – –
Other assets .................................................................................. – – 26
Total Assets   979,658 2,057,522 756,644
Liabilities
Accrued management and investment advisory fees ........................................ 109 1,012 247
Accrued administrative service fees ........................................................ 7 1 –
Accrued distribution fees .................................................................... 30 22 53
Accrued service fees ........................................................................ 43 8 –
Accrued transfer agent fees ................................................................. 58 139 140
Accrued directors' expenses ................................................................. 4 14 2
Accrued professional fees ................................................................... 18 13 22
Accrued other expenses ..................................................................... 42 22 75
Payables:
Dividends payable ..................................................................... – – 476
Fund shares redeemed ................................................................. 2,002 1,029 4,228
Investment securities purchased ...................................................... 5,064 6,611 –
Variation margin on futures ........................................................... 779 713 –
Collateral obligation on securities loaned, at value ......................................... 9,318 3,110 –
Total Liabilities
17,474 12,694 5,243
Net Assets Applicable to Outstanding Shares ............................................
$ 962,184 $ 2,044,828 $ 751,401
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 884,468 $ 2,378,916 $ 751,401
Total distributable earnings (accumulated loss) .............................................
77,716 (334,088) –
Total Net Assets
$ 962,184 $ 2,044,828 $ 751,401

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 525,000 925,000 5,800,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 21,599 $ 329,507
Shares Issued and Outstanding ........................................................ 1,897 329,507
Net Asset Value per share ............................................................. $ 11 .39 $ 1 .00
Maximum Offering Price .............................................................
$ 12 .05 $ 1 .00
Class J : Net Assets .......................................................................... $ 96,825 $ 121,474 $ 421,894
Shares Issued and Outstanding ........................................................ 6,170 10,785 421,894
Net Asset Value per share .............................................................
$ 15 .69
(b)
$ 11 .26
(b)
$ 1 .00
(b)
Institutional : Net Assets ..................................................................... $ 189,042 $ 232,835 N/A
Shares Issued and Outstanding ........................................................ 11,667 20,431
Net Asset Value per share .............................................................
$ 16 .20 $ 11 .40
R-1 : Net Assets .............................................................................. $ 5,065 $ 1,923 N/A
Shares Issued and Outstanding ........................................................ 314 177
Net Asset Value per share .............................................................
$ 16 .08 $ 10 .89
R-2 : Net Assets .............................................................................. $ 7,329 $ 2,037 N/A
Shares Issued and Outstanding ........................................................ 439 185
Net Asset Value per share .............................................................
$ 16 .68 $ 11 .00
R-3 : Net Assets .............................................................................. $ 63,435 $ 10,434 N/A
Shares Issued and Outstanding ........................................................ 3,833 929
Net Asset Value per share .............................................................
$ 16 .55 $ 11 .23
R-4 : Net Assets .............................................................................. $ 45,169 $ 9,632 N/A
Shares Issued and Outstanding ........................................................ 2,718 856
Net Asset Value per share .............................................................
$ 16 .62 $ 11 .26
R-5 : Net Assets .............................................................................. $ 103,494 $ 21,158 N/A
Shares Issued and Outstanding ........................................................ 6,171 1,868
Net Asset Value per share .............................................................
$ 16 .77 $ 11 .33
R-6 : Net Assets .............................................................................. $ 451,825 $ 1,623,736 N/A
Shares Issued and Outstanding ........................................................ 27,901 142,206
Net Asset Value per share .............................................................
$ 16 .19 $ 11 .42
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Investment in securities--at cost ..........................................................
$ 2,622,970 $ 833,860 $ –
Investment in affiliated Funds--at cost ...................................................
$ 97,983 $ 17,975 $ 647,878
Foreign currency--at cost ..................................................................
$ 2,462 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 2,248,747
(a)
$ 1,562,674 $ –
Investment in affiliated Funds--at value .................................................... 97,938 17,975 690,640
Foreign currency--at value .................................................................. 2,485 – –
Deposits with counterparty .................................................................. 2,952 – –
Receivables:
Dividends and interest ................................................................. 18,778 1,047 571
Expense reimbursement from Manager ............................................... 63 25 2
Expense reimbursement from Distributor ............................................. – – 5
Fund shares sold ....................................................................... 8,654 1,653 75
Investment securities sold ............................................................. 28,577 11,269 721
Variation margin on futures ........................................................... 8 – –
Other assets .................................................................................. – 5 –
Total Assets   2,408,202 1,594,648 692,014
Liabilities
Accrued management and investment advisory fees ........................................ 1,680 618 –
Accrued administrative service fees ........................................................ – 2 3
Accrued distribution fees .................................................................... – 205 36
Accrued service fees ........................................................................ – 11 13
Accrued transfer agent fees ................................................................. 49 214 19
Accrued directors' expenses ................................................................. 3 6 2
Accrued professional fees ................................................................... 30 18 15
Accrued other expenses ..................................................................... 140 100 11
Cash overdraft ............................................................................... 1 – –
Payables:
Fund shares redeemed ................................................................. 1,150 5,432 794
Investment securities purchased ...................................................... 32,272 6,264 572
Variation margin on futures ........................................................... 549 – –
Collateral obligation on securities loaned, at value ......................................... 4,094 – –
Total Liabilities
39,968 12,870 1,465
Net Assets Applicable to Outstanding Shares ............................................
$ 2,368,234 $ 1,581,778 $ 690,549
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,073,896 $ 826,077 $ 635,190
Total distributable earnings (accumulated loss) .............................................
(705,662) 755,701 55,359
Total Net Assets
$ 2,368,234 $ 1,581,778 $ 690,549

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 750,000 850,000 650,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 890,796 $ 25,523
Shares Issued and Outstanding ........................................................ 20,146 2,037
Net Asset Value per share ............................................................. $ 44 .22 $ 12 .53
Maximum Offering Price .............................................................
$ 46 .79 $ 13 .02
Class C : Net Assets .......................................................................... N/A $ 33,538 N/A
Shares Issued and Outstanding ........................................................ 1,184
Net Asset Value per share .............................................................
$ 28 .34
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 199,907
Shares Issued and Outstanding ........................................................ 16,154
Net Asset Value per share .............................................................
$ 12 .38
(b)
Institutional : Net Assets ..................................................................... $ 2,366,683 $ 598,656 $ 400,409
Shares Issued and Outstanding ........................................................ 316,816 13,129 32,220
Net Asset Value per share .............................................................
$ 7 .47 $ 45 .60 $ 12 .43
R-1 : Net Assets .............................................................................. $ 12 $ 1,612 $ 3,736
Shares Issued and Outstanding ........................................................ 2 36 301
Net Asset Value per share .............................................................
$ 7 .41 $ 44 .20 $ 12 .42
R-2 : Net Assets .............................................................................. $ 10 $ 875 $ 2,828
Shares Issued and Outstanding ........................................................ 1 20 227
Net Asset Value per share .............................................................
$ 7 .43 $ 44 .52 $ 12 .46
R-3 : Net Assets .............................................................................. $ 575 $ 13,265 $ 22,884
Shares Issued and Outstanding ........................................................ 78 299 1,854
Net Asset Value per share .............................................................
$ 7 .40 $ 44 .33 $ 12 .34
R-4 : Net Assets .............................................................................. $ 440 $ 13,076 $ 10,141
Shares Issued and Outstanding ........................................................ 59 292 820
Net Asset Value per share .............................................................
$ 7 .44 $ 44 .85 $ 12 .37
R-5 : Net Assets .............................................................................. $ 514 $ 29,960 $ 25,121
Shares Issued and Outstanding ........................................................ 69 664 2,028
Net Asset Value per share .............................................................
$ 7 .44 $ 45 .10 $ 12 .39
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2015 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Investment in affiliated Funds--at cost ...................................................
$ 307,586 $ 3,236,009 $ 1,310,275
Assets
Investment in affiliated Funds--at value .................................................... $ 350,664 $ 3,561,883 $ 1,450,436
Receivables:
Dividends and interest ................................................................. 259 2,215 747
Expense reimbursement from Distributor ............................................. – 19 –
Fund shares sold ....................................................................... 23 871 254
Investment securities sold ............................................................. 400 81 2,196
Prepaid expenses ............................................................................
6 – 14
Total Assets   351,352 3,565,069 1,453,647
Liabilities
Accrued administrative service fees ........................................................ 3 15 13
Accrued distribution fees .................................................................... 9 149 33
Accrued service fees ........................................................................ 16 74 59
Accrued transfer agent fees ................................................................. 1 107 3
Accrued chief compliance officer fees ...................................................... – 1 –
Accrued directors' expenses ................................................................. 1 3 2
Accrued professional fees ................................................................... 15 17 16
Accrued other expenses ..................................................................... – 28 –
Payables:
Fund shares redeemed ................................................................. 423 908 2,437
Investment securities purchased ...................................................... 260 2,215 747
Total Liabilities
728 3,517 3,310
Net Assets Applicable to Outstanding Shares ............................................
$ 350,624 $ 3,561,552 $ 1,450,337
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 299,855 $ 3,152,364 $ 1,270,379
Total distributable earnings (accumulated loss) .............................................
50,769 409,188 179,958
Total Net Assets
$ 350,624 $ 3,561,552 $ 1,450,337
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 1,150,000 425,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 96,255 N/A
Shares Issued and Outstanding ........................................................ 7,427
Net Asset Value per share ............................................................. $ 12 .96
Maximum Offering Price .............................................................
$ 13 .71
Class J : Net Assets .......................................................................... N/A $ 797,089 N/A
Shares Issued and Outstanding ........................................................ 62,353
Net Asset Value per share .............................................................
$ 12 .78
(a)
Institutional : Net Assets ..................................................................... $ 271,593 $ 2,295,941 $ 1,151,457
Shares Issued and Outstanding ........................................................ 30,318 178,532 108,858
Net Asset Value per share .............................................................
$ 8 .96 $ 12 .86 $ 10 .58
R-1 : Net Assets .............................................................................. $ 3,244 $ 17,260 $ 8,835
Shares Issued and Outstanding ........................................................ 372 1,348 855
Net Asset Value per share .............................................................
$ 8 .72 $ 12 .80 $ 10 .33
R-2 : Net Assets .............................................................................. $ 1,972 $ 16,747 $ 10,408
Shares Issued and Outstanding ........................................................ 224 1,309 1,005
Net Asset Value per share .............................................................
$ 8 .80 $ 12 .80 $ 10 .36
R-3 : Net Assets .............................................................................. $ 32,186 $ 109,162 $ 120,267
Shares Issued and Outstanding ........................................................ 3,688 8,569 11,620
Net Asset Value per share .............................................................
$ 8 .73 $ 12 .74 $ 10 .35
R-4 : Net Assets .............................................................................. $ 15,388 $ 54,925 $ 54,246
Shares Issued and Outstanding ........................................................ 1,746 4,302 5,183
Net Asset Value per share .............................................................
$ 8 .81 $ 12 .77 $ 10 .47
R-5 : Net Assets .............................................................................. $ 26,241 $ 174,173 $ 105,124
Shares Issued and Outstanding ........................................................ 2,974 13,612 10,009
Net Asset Value per share .............................................................
$ 8 .82 $ 12 .80 $ 10 .50
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2030 Fund
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Investment in affiliated Funds--at cost ...................................................
$ 4,632,701 $ 1,076,207 $ 3,136,315
Assets
Investment in affiliated Funds--at value .................................................... $ 5,081,933 $ 1,184,102 $ 3,497,421
Receivables:
Dividends and interest ................................................................. 1,985 364 833
Expense reimbursement from Manager ............................................... 2 – 4
Expense reimbursement from Distributor ............................................. 26 – 16
Fund shares sold ....................................................................... 378 4,192 1,733
Investment securities sold ............................................................. 52 – –
Prepaid expenses ............................................................................

Total Assets   5,084,376 1,188,678 3,500,007
Liabilities
Accrued administrative service fees ........................................................ 19 9 14
Accrued distribution fees .................................................................... 195 24 127
Accrued service fees ........................................................................ 93 44 65
Accrued transfer agent fees ................................................................. 132 3 103
Accrued chief compliance officer fees ...................................................... 1 – 1
Accrued directors' expenses ................................................................. 9 3 7
Accrued professional fees ................................................................... 17 15 17
Accrued other expenses ..................................................................... 52 – 34
Payables:
Fund shares redeemed ................................................................. 412 15 352
Investment securities purchased ...................................................... 1,986 4,503 2,176
Total Liabilities
2,916 4,616 2,896
Net Assets Applicable to Outstanding Shares ............................................
$ 5,081,460 $ 1,184,062 $ 3,497,111
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,466,164 $ 1,037,942 $ 3,002,038
Total distributable earnings (accumulated loss) .............................................
615,296 146,120 495,073
Total Net Assets
$ 5,081,460 $ 1,184,062 $ 3,497,111
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,425,000 400,000 1,025,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 117,514 N/A $ 88,565
Shares Issued and Outstanding ........................................................ 8,820 6,566
Net Asset Value per share ............................................................. $ 13 .32 $ 13 .49
Maximum Offering Price .............................................................
$ 14 .10 $ 14 .28
Class J : Net Assets .......................................................................... $ 1,090,670 N/A $ 686,354
Shares Issued and Outstanding ........................................................ 82,398 50,305
Net Asset Value per share .............................................................
$ 13 .24
(a)
$ 13 .64
(a)
Institutional : Net Assets ..................................................................... $ 3,402,798 $ 960,434 $ 2,389,877
Shares Issued and Outstanding ........................................................ 256,226 87,276 173,458
Net Asset Value per share .............................................................
$ 13 .28 $ 11 .00 $ 13 .78
R-1 : Net Assets .............................................................................. $ 19,918 $ 7,198 $ 14,547
Shares Issued and Outstanding ........................................................ 1,509 667 1,065
Net Asset Value per share .............................................................
$ 13 .20 $ 10 .79 $ 13 .65
R-2 : Net Assets .............................................................................. $ 21,442 $ 10,226 $ 19,761
Shares Issued and Outstanding ........................................................ 1,618 949 1,446
Net Asset Value per share .............................................................
$ 13 .25 $ 10 .77 $ 13 .66
R-3 : Net Assets .............................................................................. $ 135,978 $ 81,375 $ 88,155
Shares Issued and Outstanding ........................................................ 10,280 7,524 6,489
Net Asset Value per share .............................................................
$ 13 .23 $ 10 .82 $ 13 .59
R-4 : Net Assets .............................................................................. $ 69,534 $ 40,217 $ 49,686
Shares Issued and Outstanding ........................................................ 5,057 3,685 3,650
Net Asset Value per share .............................................................
$ 13 .75 $ 10 .91 $ 13 .61
R-5 : Net Assets .............................................................................. $ 223,606 $ 84,612 $ 160,166
Shares Issued and Outstanding ........................................................ 16,853 7,731 11,685
Net Asset Value per share .............................................................
$ 13 .27 $ 10 .94 $ 13 .71
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2045 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Investment in affiliated Funds--at cost ...................................................
$ 815,472 $ 1,908,718 $ 464,577
Assets
Investment in affiliated Funds--at value .................................................... $ 870,730 $ 2,091,119 $ 463,248
Receivables:
Dividends and interest ................................................................. 157 280 48
Expense reimbursement from Manager ............................................... – 7 –
Expense reimbursement from Distributor ............................................. – 5 –
Fund shares sold ....................................................................... 1,590 1,347 198
Prepaid expenses ............................................................................
14 – 13
Total Assets   872,491 2,092,758 463,507
Liabilities
Accrued administrative service fees ........................................................ 7 9 3
Accrued distribution fees .................................................................... 17 59 8
Accrued service fees ........................................................................ 32 42 16
Accrued transfer agent fees ................................................................. 1 81 1
Accrued directors' expenses ................................................................. 3 6 3
Accrued professional fees ................................................................... 15 16 15
Accrued other expenses ..................................................................... – 19 –
Payables:
Fund shares redeemed ................................................................. 28 163 176
Investment securities purchased ...................................................... 1,706 1,458 48
Total Liabilities
1,809 1,853 270
Net Assets Applicable to Outstanding Shares ............................................
$ 870,682 $ 2,090,905 $ 463,237
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 786,266 $ 1,829,835 $ 450,437
Total distributable earnings (accumulated loss) .............................................
84,416 261,070 12,800
Total Net Assets
$ 870,682 $ 2,090,905 $ 463,237
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 800,000 400,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 70,575 N/A
Shares Issued and Outstanding ........................................................ 5,136
Net Asset Value per share ............................................................. $ 13 .74
Maximum Offering Price .............................................................
$ 14 .54
Class J : Net Assets .......................................................................... N/A $ 215,136 N/A
Shares Issued and Outstanding ........................................................ 16,251
Net Asset Value per share .............................................................
$ 13 .24
(a)
Institutional : Net Assets ..................................................................... $ 705,138 $ 1,587,941 $ 381,168
Shares Issued and Outstanding ........................................................ 61,792 116,148 31,357
Net Asset Value per share .............................................................
$ 11 .41 $ 13 .67 $ 12 .16
R-1 : Net Assets .............................................................................. $ 4,419 $ 9,430 $ 2,386
Shares Issued and Outstanding ........................................................ 400 697 203
Net Asset Value per share .............................................................
$ 11 .05 $ 13 .54 $ 11 .72
R-2 : Net Assets .............................................................................. $ 9,034 $ 14,406 $ 4,290
Shares Issued and Outstanding ........................................................ 818 1,065 365
Net Asset Value per share .............................................................
$ 11 .04 $ 13 .53 $ 11 .75
R-3 : Net Assets .............................................................................. $ 61,351 $ 61,097 $ 29,890
Shares Issued and Outstanding ........................................................ 5,524 4,529 2,530
Net Asset Value per share .............................................................
$ 11 .11 $ 13 .49 $ 11 .81
R-4 : Net Assets .............................................................................. $ 27,015 $ 34,804 $ 13,522
Shares Issued and Outstanding ........................................................ 2,408 2,563 1,132
Net Asset Value per share .............................................................
$ 11 .22 $ 13 .58 $ 11 .94
R-5 : Net Assets .............................................................................. $ 63,725 $ 97,516 $ 31,981
Shares Issued and Outstanding ........................................................ 5,671 7,161 2,668
Net Asset Value per share .............................................................
$ 11 .24 $ 13 .62 $ 11 .99
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2060 Fund
Principal LifeTime
2065 Fund
Principal LifeTime
Hybrid 2015 Fund
Investment in affiliated Funds--at cost ...................................................
$ 398,754 $ 28,662 $ 94,452
Assets
Investment in affiliated Funds--at value .................................................... $ 378,529 $ 26,717 $ 98,793
Receivables:
Dividends and interest ................................................................. 28 1 25
Expense reimbursement from Manager ............................................... 2 2 3
Expense reimbursement from Distributor ............................................. – – 1
Fund shares sold ....................................................................... 928 333 50
Prepaid expenses ............................................................................
14 – –
Total Assets   379,501 27,053 98,872
Liabilities
Accrued administrative service fees ........................................................ 2 – –
Accrued distribution fees .................................................................... 5 1 3
Accrued service fees ........................................................................ 8 1 –
Accrued transfer agent fees ................................................................. 14 – 3
Accrued directors' expenses ................................................................. 2 1 1
Accrued professional fees ................................................................... 15 14 15
Accrued other expenses ..................................................................... – 1 3
Payables:
Fund shares redeemed ................................................................. 29 – –
Investment securities purchased ...................................................... 920 334 74
Total Liabilities
995 352 99
Net Assets Applicable to Outstanding Shares ............................................
$ 378,506 $ 26,701 $ 98,773
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 388,071 $ 28,246 $ 93,540
Total distributable earnings (accumulated loss) .............................................
(9,565) (1,545) 5,233
Total Net Assets
$ 378,506 $ 26,701 $ 98,773
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 425,000 325,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 9,978 N/A $ 23,543
Shares Issued and Outstanding ........................................................ 787 2,147
Net Asset Value per share .............................................................
$ 12 .68
(a)
$ 10 .97
(a)
Institutional : Net Assets ..................................................................... $ 329,182 $ 21,810 $ 17,010
Shares Issued and Outstanding ........................................................ 25,777 2,204 1,547
Net Asset Value per share .............................................................
$ 12 .77 $ 9 .89 $ 10 .99
R-1 : Net Assets .............................................................................. $ 1,493 $ 36 N/A
Shares Issued and Outstanding ........................................................ 120 3
Net Asset Value per share .............................................................
$ 12 .47 $ 9 .79
R-2 : Net Assets .............................................................................. $ 2,764 $ 54 N/A
Shares Issued and Outstanding ........................................................ 221 5
Net Asset Value per share .............................................................
$ 12 .49 $ 9 .78
R-3 : Net Assets .............................................................................. $ 12,057 $ 2,712 $ 48
Shares Issued and Outstanding ........................................................ 956 276 4
Net Asset Value per share .............................................................
$ 12 .61 $ 9 .82 $ 10 .94
R-4 : Net Assets .............................................................................. $ 5,082 $ 496 N/A
Shares Issued and Outstanding ........................................................ 402 50
Net Asset Value per share .............................................................
$ 12 .65 $ 9 .84
R-5 : Net Assets .............................................................................. $ 17,950 $ 1,593 $ 50
Shares Issued and Outstanding ........................................................ 1,416 162 5
Net Asset Value per share .............................................................
$ 12 .68 $ 9 .86 $ 10 .96
R-6 : Net Assets .............................................................................. N/A N/A $ 58,122
Shares Issued and Outstanding ........................................................ 5,277
Net Asset Value per share .............................................................
$ 11 .01
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Investment in affiliated Funds--at cost ...................................................
$ 293,051 $ 259,621 $ 274,398
Assets
Investment in affiliated Funds--at value .................................................... $ 307,584 $ 261,905 $ 279,209
Receivables:
Dividends and interest ................................................................. 49 22 –
Expense reimbursement from Manager ............................................... 2 2 2
Expense reimbursement from Distributor ............................................. 1 1 1
Fund shares sold ....................................................................... 291 167 282
Investment securities sold ............................................................. – – 81
Total Assets   307,927 262,097 279,575
Liabilities
Accrued distribution fees .................................................................... 7 8 6
Accrued transfer agent fees ................................................................. 9 8 7
Accrued directors' expenses ................................................................. 3 2 2
Accrued professional fees ................................................................... 15 15 15
Accrued other expenses ..................................................................... 2 2 8
Payables:
Fund shares redeemed ................................................................. 4 78 357
Investment securities purchased ...................................................... 334 105 –
Total Liabilities
374 218 395
Net Assets Applicable to Outstanding Shares ............................................
$ 307,553 $ 261,879 $ 279,180
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 289,270 $ 257,086 $ 270,962
Total distributable earnings (accumulated loss) .............................................
18,283 4,793 8,218
Total Net Assets
$ 307,553 $ 261,879 $ 279,180
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 56,286 $ 65,994 $ 51,688
Shares Issued and Outstanding ........................................................ 5,112 5,918 4,637
Net Asset Value per share .............................................................
$ 11 .01
(a)
$ 11 .15
(a)
$ 11 .15
(a)
Institutional : Net Assets ..................................................................... $ 47,701 $ 53,824 $ 52,438
Shares Issued and Outstanding ........................................................ 4,316 4,815 4,684
Net Asset Value per share .............................................................
$ 11 .05 $ 11 .18 $ 11 .19
R-3 : Net Assets .............................................................................. $ 537 $ 228 $ 686
Shares Issued and Outstanding ........................................................ 49 20 62
Net Asset Value per share .............................................................
$ 11 .01 $ 11 .13 $ 11 .13
R-5 : Net Assets .............................................................................. $ 1,107 $ 454 $ 1,698
Shares Issued and Outstanding ........................................................ 100 41 152
Net Asset Value per share .............................................................
$ 11 .03 $ 11 .15 $ 11 .16
R-6 : Net Assets .............................................................................. $ 201,922 $ 141,379 $ 172,670
Shares Issued and Outstanding ........................................................ 18,268 12,640 15,437
Net Asset Value per share .............................................................
$ 11 .05 $ 11 .19 $ 11 .19
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Investment in affiliated Funds--at cost ...................................................
$ 194,951 $ 200,328 $ 123,563
Assets
Investment in affiliated Funds--at value .................................................... $ 192,942 $ 200,208 $ 120,321
Receivables:
Dividends and interest ................................................................. – – 1
Expense reimbursement from Manager ............................................... 3 3 4
Expense reimbursement from Distributor ............................................. 1 1 1
Fund shares sold ....................................................................... 193 121 71
Investment securities sold ............................................................. – – 3
Total Assets   193,139 200,333 120,401
Liabilities
Accrued distribution fees .................................................................... 5 4 2
Accrued transfer agent fees ................................................................. 6 7 6
Accrued directors' expenses ................................................................. 2 2 1
Accrued professional fees ................................................................... 15 15 15
Accrued other expenses ..................................................................... 4 3 2
Payables:
Fund shares redeemed ................................................................. 164 – 71
Investment securities purchased ...................................................... 25 118 –
Total Liabilities
221 149 97
Net Assets Applicable to Outstanding Shares ............................................
$ 192,918 $ 200,184 $ 120,304
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 192,692 $ 197,485 $ 121,908
Total distributable earnings (accumulated loss) .............................................
226 2,699 (1,604)
Total Net Assets
$ 192,918 $ 200,184 $ 120,304
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 41,484 $ 36,643 $ 20,008
Shares Issued and Outstanding ........................................................ 3,678 3,265 1,774
Net Asset Value per share .............................................................
$ 11 .28
(a)
$ 11 .22
(a)
$ 11 .28
(a)
Institutional : Net Assets ..................................................................... $ 48,232 $ 41,284 $ 31,971
Shares Issued and Outstanding ........................................................ 4,259 3,663 2,826
Net Asset Value per share .............................................................
$ 11 .32 $ 11 .27 $ 11 .32
R-3 : Net Assets .............................................................................. $ 321 $ 488 $ 281
Shares Issued and Outstanding ........................................................ 29 44 25
Net Asset Value per share .............................................................
$ 11 .27 $ 11 .21 $ 11 .25
R-5 : Net Assets .............................................................................. $ 495 $ 1,248 $ 327
Shares Issued and Outstanding ........................................................ 44 111 29
Net Asset Value per share .............................................................
$ 11 .30 $ 11 .25 $ 11 .29
R-6 : Net Assets .............................................................................. $ 102,386 $ 120,521 $ 67,717
Shares Issued and Outstanding ........................................................ 9,032 10,679 5,978
Net Asset Value per share .............................................................
$ 11 .34 $ 11 .29 $ 11 .33
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Investment in affiliated Funds--at cost ...................................................
$ 98,426 $ 42,109 $ 14,067
Assets
Investment in affiliated Funds--at value .................................................... $ 96,885 $ 40,316 $ 13,442
Receivables:
Dividends and interest ................................................................. 1 – –
Expense reimbursement from Manager ............................................... 5 7 7
Fund shares sold ....................................................................... 152 70 32
Total Assets   97,043 40,393 13,481
Liabilities
Accrued distribution fees .................................................................... 2 1 –
Accrued transfer agent fees ................................................................. 5 4 3
Accrued directors' expenses ................................................................. 1 1 1
Accrued professional fees ................................................................... 15 15 15
Accrued other expenses ..................................................................... 1 3 3
Payables:
Fund shares redeemed ................................................................. – – 1
Investment securities purchased ...................................................... 152 69 30
Total Liabilities
176 93 53
Net Assets Applicable to Outstanding Shares ............................................
$ 96,867 $ 40,300 $ 13,428
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 96,747 $ 41,531 $ 13,885
Total distributable earnings (accumulated loss) .............................................
120 (1,231) (457)
Total Net Assets
$ 96,867 $ 40,300 $ 13,428
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 18,536 $ 5,877 $ 2,021
Shares Issued and Outstanding ........................................................ 1,648 518 177
Net Asset Value per share .............................................................
$ 11 .25
(a)
$ 11 .35
(a)
$ 11 .42
(a)
Institutional : Net Assets ..................................................................... $ 24,580 $ 12,036 $ 3,379
Shares Issued and Outstanding ........................................................ 2,180 1,057 294
Net Asset Value per share .............................................................
$ 11 .28 $ 11 .38 $ 11 .49
R-3 : Net Assets .............................................................................. $ 137 $ 118 $ 51
Shares Issued and Outstanding ........................................................ 12 10 4
Net Asset Value per share .............................................................
$ 11 .21 $ 11 .33 $ 11 .43
R-5 : Net Assets .............................................................................. $ 610 $ 162 $ 172
Shares Issued and Outstanding ........................................................ 54 14 15
Net Asset Value per share .............................................................
$ 11 .25 $ 11 .36 $ 11 .46
R-6 : Net Assets .............................................................................. $ 53,004 $ 22,107 $ 7,805
Shares Issued and Outstanding ........................................................ 4,700 1,939 678
Net Asset Value per share .............................................................
$ 11 .28 $ 11 .40 $ 11 .51
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts and Principal LifeTime Hybrid 2065
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid Income Fund
Principal LifeTime
Strategic Income Fund
Investment in affiliated Funds--at cost ...................................................
$ 2,53 3,828 $ 52,486 $ 384,214
Assets
Investment in affiliated Funds--at value .................................................... $ 2,3 39,971 $ 55,213 $ 406,846
Receivables:
Dividends and interest ................................................................. – 20 375
Expense reimbursement from Manager ............................................... 6,878 5 3
Expense reimbursement from Distributor ............................................. 26 1 2
Fund shares sold ....................................................................... 4,437 102 1,395
Prepaid Expenses 168 – –
Total Assets   2,351 ,480 55,341 408,621
Liabilities
Accrued administrative service fees ........................................................ 1 – 2
Accrued distribution fees .................................................................... 132 1 15
Accrued service fees ........................................................................ 4 – 8
Accrued transfer agent fees ................................................................. 2 ,392 3 13
Accrued directors' expenses ................................................................. 1,418 1 1
Accrued professional fees ................................................................... 14 ,086 15 15
Accrued other expenses ..................................................................... – 4 10
Payables:
Fund shares redeemed ................................................................. 1 6 10
Investment securities purchased ...................................................... 3,827 116 1,760
Total Liabilities
2 1,8 6 1 146 1,834
Net Assets Applicable to Outstanding Shares ............................................
$ 2,329 ,619 $ 55,195 $ 406,787
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,78 6,781 $ 52,087 $ 378,569
Total distributable earnings (accumulated loss) .............................................
(45 7,162 ) 3,108 28,218
Total Net Assets
$ 2,329 ,619 $ 55,195 $ 406,787
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 525,000 ,000 600,000 725,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... N/A N/A $ 15,716
Shares Issued and Outstanding ........................................................ 1,328
Net Asset Value per share ............................................................. $ 11.84
Maximum Offering Price .............................................................
$ 12.30
Class J: Net Assets .......................................................................... $ 1,12 4,744 $ 11,086 $ 63,698
Shares Issued and Outstanding ........................................................ 11 2,709 1,042 5,464
Net Asset Value per share .............................................................
$ 9.98
(a)
$ 10.63
(a)
$ 11.66
(a)
Institutional: Net Assets ..................................................................... $ 22 6,804 $ 11,376 $ 285,690
Shares Issued and Outstanding ........................................................ 2 2,588 1,067 24,375
Net Asset Value per share .............................................................
$ 10.04 $ 10.66 $ 11.72
R-1: Net Assets .............................................................................. N/A N/A $ 2,705
Shares Issued and Outstanding ........................................................ 230
Net Asset Value per share .............................................................
$ 11.76
R-2: Net Assets .............................................................................. N/A N/A $ 3,693
Shares Issued and Outstanding ........................................................ 314
Net Asset Value per share .............................................................
$ 11.75
R-3: Net Assets .............................................................................. $ 11 ,484 $ 273 $ 11,628
Shares Issued and Outstanding ........................................................ 1 ,152 25 1,000
Net Asset Value per share .............................................................
$ 9.97 $ 10.61 $ 11.63
R-4: Net Assets .............................................................................. N/A N/A $ 5,353
Shares Issued and Outstanding ........................................................ 460
Net Asset Value per share .............................................................
$ 11.66
R-5: Net Assets .............................................................................. $ 9,905 $ 111 $ 18,304
Shares Issued and Outstanding ........................................................ 990 11 1,562
Net Asset Value per share .............................................................
$ 10.01 $ 10.64 $ 11.72
R-6: Net Assets .............................................................................. $ 95 6,682 $ 32,349 N/A
Shares Issued and Outstanding ........................................................ 95 ,281 3,031
Net Asset Value per share .............................................................
$ 10.04 $ 10.67
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Real Estate Securities
Fund
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
Investment in securities--at cost ..........................................................
$ 3,735,266 $ – $ –
Investment in affiliated Funds--at cost ...................................................
$ 99,252 $ 3,545,437 $ 1,444,114
Assets
Investment in securities--at value  .......................................................... $ 4,336,147 $ – $ –
Investment in affiliated Funds--at value .................................................... 99,252 4,057,427 1,562,701
Receivables:
Dividends and interest ................................................................. 313 2,547 1,472
Expense reimbursement from Manager ............................................... 39 – –
Expense reimbursement from Distributor ............................................. 3 24 15
Fund shares sold ....................................................................... 11,011 2,076 1,005
Investment securities sold ............................................................. 16,998 36 –
Total Assets   4,463,763 4,062,110 1,565,193
Liabilities
Accrued management and investment advisory fees ........................................ 2,779 933 361
Accrued administrative service fees ........................................................ 5 3 2
Accrued distribution fees .................................................................... 118 774 292
Accrued service fees ........................................................................ 37 13 8
Accrued transfer agent fees ................................................................. 612 393 143
Accrued chief compliance officer fees ...................................................... – 1 –
Accrued directors' expenses ................................................................. 11 7 4
Accrued professional fees ................................................................... 18 17 15
Accrued other expenses ..................................................................... 306 82 52
Payables:
Fund shares redeemed ................................................................. 4,888 1,940 731
Investment securities purchased ...................................................... 37,204 2,529 1,775
Total Liabilities
45,978 6,692 3,383
Net Assets Applicable to Outstanding Shares ............................................
$ 4,417,785 $ 4,055,418 $ 1,561,810
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,868,090 $ 3,550,357 $ 1,448,080
Total distributable earnings (accumulated loss) .............................................
549,695 505,061 113,730
Total Net Assets
$ 4,417,785 $ 4,055,418 $ 1,561,810
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 925,000 1,775,000 1,700,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 300,608 $ 1,960,743 $ 511,974
Shares Issued and Outstanding ........................................................ 13,069 136,429 44,918
Net Asset Value per share ............................................................. $ 23 .00 $ 14 .37 $ 11 .40
Maximum Offering Price .............................................................
$ 24 .34 $ 15 .21 $ 12 .06
Class C : Net Assets .......................................................................... $ 39,275 $ 326,204 $ 138,439
Shares Issued and Outstanding ........................................................ 1,740 23,110 12,288
Net Asset Value per share .............................................................
$ 22 .57
(a)
$ 14 .12
(a)
$ 11 .27
(a)
Class J : Net Assets .......................................................................... $ 139,005 $ 1,003,342 $ 630,920
Shares Issued and Outstanding ........................................................ 6,237 72,569 56,171
Net Asset Value per share .............................................................
$ 22 .29
(a)
$ 13 .83
(a)
$ 11 .23
(a)
Institutional : Net Assets ..................................................................... $ 2,149,149 $ 697,090 $ 239,543
Shares Issued and Outstanding ........................................................ 93,346 49,398 21,247
Net Asset Value per share .............................................................
$ 23 .02 $ 14 .11 $ 11 .27
R-1 : Net Assets .............................................................................. $ 2,576 $ 2,565 $ 2,552
Shares Issued and Outstanding ........................................................ 113 182 227
Net Asset Value per share .............................................................
$ 22 .73 $ 14 .10 $ 11 .23
R-2 : Net Assets .............................................................................. $ 7,798 $ 2,105 $ 319
Shares Issued and Outstanding ........................................................ 357 150 29
Net Asset Value per share .............................................................
$ 21 .82 $ 14 .04 $ 11 .34
R-3 : Net Assets .............................................................................. $ 33,218 $ 21,211 $ 11,072
Shares Issued and Outstanding ........................................................ 1,483 1,508 984
Net Asset Value per share .............................................................
$ 22 .40 $ 14 .06 $ 11 .25
R-4 : Net Assets .............................................................................. $ 27,337 $ 12,523 $ 11,315
Shares Issued and Outstanding ........................................................ 1,235 888 1,004
Net Asset Value per share .............................................................
$ 22 .13 $ 14 .10 $ 11 .27
R-5 : Net Assets .............................................................................. $ 116,488 $ 29,635 $ 15,676
Shares Issued and Outstanding ........................................................ 5,251 2,103 1,392
Net Asset Value per share .............................................................
$ 22 .18 $ 14 .09 $ 11 .26
R-6 : Net Assets .............................................................................. $ 1,602,331 N/A N/A
Shares Issued and Outstanding ........................................................ 69,616
Net Asset Value per share .............................................................
$ 23 .02
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Investment in affiliated Funds--at cost ...................................................
$ 2,328,783 $ 2,487,702 $ 1,538,631
Assets
Investment in affiliated Funds--at value .................................................... $ 2,663,623 $ 2,562,810 $ 1,633,904
Receivables:
Dividends and interest ................................................................. 688 3,162 6
Expense reimbursement from Distributor ............................................. 12 26 6
Fund shares sold ....................................................................... 891 7,642 7,180
Investment securities sold ............................................................. 653 – 1,332
Total Assets   2,665,867 2,573,640 1,642,428
Liabilities
Accrued management and investment advisory fees ........................................ 607 598 369
Accrued administrative service fees ........................................................ 1 1 1
Accrued distribution fees .................................................................... 516 528 315
Accrued service fees ........................................................................ 9 4 6
Accrued transfer agent fees ................................................................. 290 126 217
Accrued directors' expenses ................................................................. 4 5 3
Accrued professional fees ................................................................... 15 15 15
Accrued other expenses ..................................................................... 47 16 63
Payables:
Dividends payable ..................................................................... – 3,851 –
Fund shares redeemed ................................................................. 1,766 2,718 1,964
Investment securities purchased ...................................................... 677 3,628 –
Total Liabilities
3,932 11,490 2,953
Net Assets Applicable to Outstanding Shares ............................................
$ 2,661,935 $ 2,562,150 $ 1,639,475
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,317,479 $ 2,507,446 $ 1,538,371
Total distributable earnings (accumulated loss) .............................................
344,456 54,704 101,104
Total Net Assets
$ 2,661,935 $ 2,562,150 $ 1,639,475
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,675,000 1,700,000 1,875,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,478,208 $ 1,022,093 $ 976,279
Shares Issued and Outstanding ........................................................ 94,585 86,436 59,982
Net Asset Value per share ............................................................. $ 15 .63 $ 11 .82 $ 16 .28
Maximum Offering Price .............................................................
$ 16 .54 $ 12 .28 $ 17 .23
Class C : Net Assets .......................................................................... $ 202,200 $ 238,719 $ 117,358
Shares Issued and Outstanding ........................................................ 14,105 20,413 8,120
Net Asset Value per share .............................................................
$ 14 .34
(a)
$ 11 .69
(a)
$ 14 .45
(a)
Class J : Net Assets .......................................................................... $ 528,539 $ 1,070,207 $ 271,081
Shares Issued and Outstanding ........................................................ 35,291 91,351 17,389
Net Asset Value per share .............................................................
$ 14 .98
(a)
$ 11 .72
(a)
$ 15 .59
(a)
Institutional : Net Assets ..................................................................... $ 409,270 $ 212,755 $ 243,216
Shares Issued and Outstanding ........................................................ 26,893 18,055 15,387
Net Asset Value per share .............................................................
$ 15 .22 $ 11 .78 $ 15 .81
R-1 : Net Assets .............................................................................. $ 1,060 $ 2,661 $ 1,014
Shares Issued and Outstanding ........................................................ 71 227 65
Net Asset Value per share .............................................................
$ 15 .04 $ 11 .72 $ 15 .70
R-2 : Net Assets .............................................................................. $ 1,475 $ 372 $ 2,297
Shares Issued and Outstanding ........................................................ 98 32 148
Net Asset Value per share .............................................................
$ 15 .10 $ 11 .77 $ 15 .56
R-3 : Net Assets .............................................................................. $ 12,447 $ 3,912 $ 5,731
Shares Issued and Outstanding ........................................................ 832 333 368
Net Asset Value per share .............................................................
$ 14 .97 $ 11 .76 $ 15 .55
R-4 : Net Assets .............................................................................. $ 6,047 $ 4,303 $ 7,810
Shares Issued and Outstanding ........................................................ 398 366 497
Net Asset Value per share .............................................................
$ 15 .18 $ 11 .77 $ 15 .70
R-5 : Net Assets .............................................................................. $ 22,689 $ 7,128 $ 14,689
Shares Issued and Outstanding ........................................................ 1,501 606 940
Net Asset Value per share .............................................................
$ 15 .12 $ 11 .76 $ 15 .63
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Investment in securities--at cost ..........................................................
$ 4,986,349 $ 573,541 $ 1,421,883
Investment in affiliated Funds--at cost ...................................................
$ 242,383 $ 29,769 $ 101,095
Assets
Investment in securities--at value  .......................................................... $ 5,059,654
(a)
$ 537,525
(a)
$ 1,654,327
(a)
Investment in affiliated Funds--at value .................................................... 242,383 29,769 100,988
Cash ......................................................................................... – – 14,387
Deposits with counterparty .................................................................. – – 859
Receivables:
Dividends and interest ................................................................. 23,768 133 131
Expense reimbursement from Manager ............................................... 16 5 26
Expense reimbursement from Distributor ............................................. 4 3 1
Fund shares sold ....................................................................... 15,159 872 4,028
Investment securities sold ............................................................. – 105 8,432
Variation margin on futures ........................................................... – – 6
Other assets .................................................................................. – 1 –
Total Assets   5,340,984 568,413 1,783,185
Liabilities
Accrued management and investment advisory fees ........................................ 1,752 307 1,097
Accrued administrative service fees ........................................................ 2 2 2
Accrued distribution fees .................................................................... 107 69 11
Accrued service fees ........................................................................ 7 9 11
Accrued transfer agent fees ................................................................. 248 151 55
Accrued directors' expenses ................................................................. 7 3 5
Accrued professional fees ................................................................... 22 18 18
Accrued other expenses ..................................................................... 13 92 20
Cash overdraft ............................................................................... 86 – –
Payables:
Dividends payable ..................................................................... 8,395 – –
Fund shares redeemed ................................................................. 5,548 390 283
Investment securities purchased ...................................................... 36,247 5,670 21,115
Variation margin on futures ........................................................... – – 309
Collateral obligation on securities loaned, at value ......................................... 6,513 17,666 38,303
Total Liabilities
58,947 24,377 61,229
Net Assets Applicable to Outstanding Shares ............................................
$ 5,282,037 $ 544,036 $ 1,721,956
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,204,828 $ 580,619 $ 1,510,559
Total distributable earnings (accumulated loss) .............................................
77,209 (36,583) 211,397
Total Net Assets
$ 5,282,037 $ 544,036 $ 1,721,956

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,220,000 700,000 870,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 329,938 $ 174,946 N/A
Shares Issued and Outstanding ........................................................ 26,652 10,511
Net Asset Value per share ............................................................. $ 12 .38 $ 16 .64
Maximum Offering Price .............................................................
$ 12 .66 $ 17 .61
Class C : Net Assets .......................................................................... $ 57,539 $ 20,188 N/A
Shares Issued and Outstanding ........................................................ 4,645 1,403
Net Asset Value per share .............................................................
$ 12 .39
(b)
$ 14 .39
(b)
Class J : Net Assets .......................................................................... $ 143,060 $ 151,142 $ 64,545
Shares Issued and Outstanding ........................................................ 11,563 9,586 7,916
Net Asset Value per share .............................................................
$ 12 .37
(b)
$ 15 .77
(b)
$ 8 .15
(b)
Institutional : Net Assets ..................................................................... $ 4,716,185 $ 92,331 $ 165,098
Shares Issued and Outstanding ........................................................ 381,181 5,095 13,504
Net Asset Value per share .............................................................
$ 12 .37 $ 18 .12 $ 12 .23
R-1 : Net Assets .............................................................................. $ 1,033 $ 1,611 $ 1,523
Shares Issued and Outstanding ........................................................ 83 104 165
Net Asset Value per share .............................................................
$ 12 .38 $ 15 .52 $ 9 .21
R-2 : Net Assets .............................................................................. $ 1,696 $ 1,681 $ 2,205
Shares Issued and Outstanding ........................................................ 137 106 248
Net Asset Value per share .............................................................
$ 12 .37 $ 15 .76 $ 8 .88
R-3 : Net Assets .............................................................................. $ 14,157 $ 6,647 $ 10,706
Shares Issued and Outstanding ........................................................ 1,143 401 1,105
Net Asset Value per share .............................................................
$ 12 .38 $ 16 .59 $ 9 .69
R-4 : Net Assets .............................................................................. $ 3,263 $ 22,714 $ 11,870
Shares Issued and Outstanding ........................................................ 264 1,305 1,125
Net Asset Value per share .............................................................
$ 12 .37 $ 17 .41 $ 10 .55
R-5 : Net Assets .............................................................................. $ 15,166 $ 18,838 $ 33,799
Shares Issued and Outstanding ........................................................ 1,225 1,052 3,015
Net Asset Value per share .............................................................
$ 12 .38 $ 17 .90 $ 11 .21
R-6 : Net Assets .............................................................................. N/A $ 53,938 $ 1,432,210
Shares Issued and Outstanding ........................................................ 2,978 117,268
Net Asset Value per share .............................................................
$ 18 .11 $ 12 .21
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II Tax-Exempt Bond Fund
Investment in securities--at cost ..........................................................
$ 1,072,432 $ 913,442 $ 588,682
Investment in affiliated Funds--at cost ...................................................
$ 32,539 $ 37,312 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,000,203
(a)
$ 753,028
(a)
$ 571,397
Investment in affiliated Funds--at value .................................................... 32,539 37,219 –
Cash ......................................................................................... – – 12,717
Deposits with counterparty .................................................................. 2,066 746 –
Receivables:
Dividends and interest ................................................................. 473 257 8,079
Expense reimbursement from Manager ............................................... – 40 7
Expense reimbursement from Distributor ............................................. 3 – –
Fund shares sold ....................................................................... 1,258 1,937 5,239
Investment securities sold ............................................................. 58 668 12,305
Variation margin on futures ........................................................... 2 29 –
Other assets .................................................................................. – – 9
Prepaid expenses ............................................................................
– – 14
Total Assets   1,036,602 793,924 609,767
Liabilities
Accrued management and investment advisory fees ........................................ 113 560 213
Accrued administrative service fees ........................................................ 8 1 –
Accrued distribution fees .................................................................... 35 4 103
Accrued service fees ........................................................................ 41 4 –
Accrued transfer agent fees ................................................................. 83 48 72
Accrued directors' expenses ................................................................. 3 2 1
Accrued professional fees ................................................................... 18 17 29
Accrued other expenses ..................................................................... 59 20 –
Cash overdraft ............................................................................... 17 4 –
Payables:
Dividends payable ..................................................................... – – 1,100
Fund shares redeemed ................................................................. 796 297 1,316
Interest expense and fees payable ..................................................... – – 132
Investment securities purchased ...................................................... 2,451 15,101 13,351
Variation margin on futures ........................................................... 803 281 –
Collateral obligation on securities loaned, at value ......................................... 20,382 13,175 –
Floating rate notes issued ...................................................................
– – 13,388
Total Liabilities
24,809 29,514 29,705
Net Assets Applicable to Outstanding Shares ............................................
$ 1,011,793 $ 764,410 $ 580,062
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,059,702 $ 973,751 $ 607,441
Total distributable earnings (accumulated loss) .............................................
(47,909) (209,341) (27,379)
Total Net Assets
$ 1,011,793 $ 764,410 $ 580,062

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II Tax-Exempt Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 425,000 800,000 450,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 5,814 $ 336,595
Shares Issued and Outstanding ........................................................ 737 48,621
Net Asset Value per share ............................................................. $ 7 .89 $ 6 .92
Maximum Offering Price .............................................................
$ 8 .35 $ 7 .19
Class C : Net Assets .......................................................................... N/A N/A $ 40,140
Shares Issued and Outstanding ........................................................ 5,778
Net Asset Value per share .............................................................
$ 6 .95
(b)
Class J : Net Assets .......................................................................... $ 128,943 $ 11,650 N/A
Shares Issued and Outstanding ........................................................ 7,313 1,504
Net Asset Value per share .............................................................
$ 17 .63
(b)
$ 7 .74
(b)
Institutional : Net Assets ..................................................................... $ 214,713 $ 96,227 $ 203,327
Shares Issued and Outstanding ........................................................ 11,414 12,025 29,340
Net Asset Value per share .............................................................
$ 18 .81 $ 8 .00 $ 6 .93
R-1 : Net Assets .............................................................................. $ 6,664 $ 496 N/A
Shares Issued and Outstanding ........................................................ 361 70
Net Asset Value per share .............................................................
$ 18 .49 $ 7 .10
R-2 : Net Assets .............................................................................. $ 7,976 $ 673 N/A
Shares Issued and Outstanding ........................................................ 418 93
Net Asset Value per share .............................................................
$ 19 .09 $ 7 .26
R-3 : Net Assets .............................................................................. $ 72,236 $ 4,157 N/A
Shares Issued and Outstanding ........................................................ 3,752 546
Net Asset Value per share .............................................................
$ 19 .25 $ 7 .61
R-4 : Net Assets .............................................................................. $ 40,190 $ 2,491 N/A
Shares Issued and Outstanding ........................................................ 2,062 322
Net Asset Value per share .............................................................
$ 19 .49 $ 7 .75
R-5 : Net Assets .............................................................................. $ 93,957 $ 15,048 N/A
Shares Issued and Outstanding ........................................................ 4,790 1,918
Net Asset Value per share .............................................................
$ 19 .61 $ 7 .84
R-6 : Net Assets .............................................................................. $ 447,114 $ 627,854 N/A
Shares Issued and Outstanding ........................................................ 23,778 78,526
Net Asset Value per share .............................................................
$ 18 .80 $ 8 .00
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ – $ 2,797 $ 153
Dividends .................................................................................... 86 – 193
Interest ....................................................................................... 9,588 109,420 10,233
Securities lending - net ......................................................................
– 18 11
Total Income 9,674 112,235 10,590
Expenses:
Management and investment advisory fees ................................................. 1,411 18,140 1,710
Distribution fees - Class A .................................................................. 553 336 112
Distribution fees - Class C .................................................................. 213 245 N/A
Distribution fees - Class J ................................................................... N/A 75 104
Distribution fees - R-1 ...................................................................... N/A 27 8
Distribution fees - R-2 ...................................................................... N/A 3 6
Distribution fees - R-3 ...................................................................... N/A 31 22
Distribution fees - R-4 ...................................................................... N/A 7 5
Administrative service fees - R-1 ........................................................... N/A 21 6
Administrative service fees - R-2 ........................................................... N/A 2 4
Administrative service fees - R-3 ........................................................... N/A 9 6
Administrative service fees - R-4 ........................................................... N/A 2 2
Administrative service fees - R-5 ........................................................... N/A 2 2
Registration fees - Class A .................................................................. 7 18 9
Registration fees - Class C .................................................................. 6 6 N/A
Registration fees - Class J ................................................................... N/A 9 8
Registration fees - Institutional ............................................................. 8 18 10
Registration fees - R-6 ...................................................................... N/A 50 N/A
Service fees - R-1 ........................................................................... N/A 19 6
Service fees - R-2 ........................................................................... N/A 3 5
Service fees - R-3 ........................................................................... N/A 30 22
Service fees - R-4 ........................................................................... N/A 18 13
Service fees - R-5 ........................................................................... N/A 43 52
Shareholder reports - Class A ............................................................... 4 31 18
Shareholder reports - Class C ............................................................... 1 9 N/A
Shareholder reports - Class J ................................................................ N/A 20 47
Shareholder reports - Institutional .......................................................... 2 27 11
Transfer agent fees - Class A ................................................................ 108 142 86
Transfer agent fees - Class C ................................................................ 18 36 N/A
Transfer agent fees - Class J ................................................................ N/A 44 122
Transfer agent fees - Institutional ........................................................... 50 267 147
Chief compliance officer expenses .......................................................... – 3 1
Custodian fees ............................................................................... – 3 20
Directors' expenses .......................................................................... 7 66 14
Interest expense and fees .................................................................... 130 – –
Professional fees ............................................................................ 22 23 25
Other expenses .............................................................................. 3 16 14
Total Gross Expenses 2,543 19,801 2,617
Less: Reimbursement from Manager ....................................................... – – 188
Less: Reimbursement from Manager - Class A ............................................. – – 61
Less: Reimbursement from Manager - Institutional ........................................ 25 – 65
Less: Reimbursement from Distributor - Class J ........................................... N/A 15 21
Total Net Expenses 2,518 19,786 2,282
Net Investment Income (Loss) 7,156 92,449 8,308

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... (2,147) 41,206 39,455
Foreign currency contracts .................................................................. – – 432
Futures contracts ............................................................................ – – 1,327
Swap agreements ............................................................................ – – 3,913
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (36,910) 114,011 (36,540)
Foreign currency contracts .................................................................. – – (432)
Futures contracts ............................................................................ – – (414)
Swap agreements ............................................................................ – – 463
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements (39,057) 155,217 8,204
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (31,901) $ 247,666 $ 16,512
(a)
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified
International Fund Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1,412 $ 1,193 $ –
Dividends .................................................................................... 141,075 116,365 107
Withholding tax ............................................................................. (14,211) (3,691) (168)
Interest ....................................................................................... 54 24 5,785
Securities lending - net ......................................................................
567 140 4
Total Income 128,897 114,031 5,728
Expenses:
Management and investment advisory fees ................................................. 46,077 19,438 907
Distribution f ees - Class A .................................................................. 264 1,425 3
Distribution f ees - Class C .................................................................. 51 759 N/A
Distribution f ees - Class J ................................................................... 110 50 N/A
Distribution f ees - R-1 ...................................................................... 5 4 N/A
Distribution f ees - R-2 ...................................................................... 4 5 N/A
Distribution f ees - R-3 ...................................................................... 15 36 N/A
Distribution f ees - R-4 ...................................................................... 8 15 N/A
Administrative service fees - R-1 ........................................................... 4 4 N/A
Administrative service fees - R-2 ........................................................... 3 3 N/A
Administrative service fees - R-3 ........................................................... 4 10 N/A
Administrative service fees - R-4 ........................................................... 3 5 N/A
Administrative service fees - R-5 ........................................................... 2 7 N/A
Registration fees - Class A .................................................................. 8 15 9
Registration fees - Class C .................................................................. 6 9 N/A
Registration fees - Class J ................................................................... 8 8 N/A
Registration fees - Institutional ............................................................. 9 49 22
Registration fees - R-6 ...................................................................... 11 N/A N/A
Service fees - R-1 ........................................................................... 4 3 N/A
Service fees - R-2 ........................................................................... 4 4 N/A
Service fees - R-3 ........................................................................... 14 36 N/A
Service fees - R-4 ........................................................................... 20 37 N/A
Service fees - R-5 ........................................................................... 48 183 N/A
Shareholder reports - Class A ............................................................... 35 73 –
Shareholder reports - Class C ............................................................... 2 10 N/A
Shareholder reports - Class J ................................................................ 45 13 N/A
Shareholder reports - Institutional .......................................................... 14 54 13
Transfer agent fees - Class A ................................................................ 213 643 8
Transfer agent fees - Class C ................................................................ 17 75 N/A
Transfer agent fees - Class J ................................................................ 137 44 N/A
Transfer agent fees - Institutional ........................................................... 167 745 100
Chief compliance officer expenses .......................................................... 7 4 –
Custodian fees ............................................................................... 896 66 19
Directors' expenses .......................................................................... 116 77 4
Professional fees ............................................................................ 60 26 18
Other expenses .............................................................................. 50 29 3
Total Gross Expenses 48,441 23,964 1,106
Less: Reimbursement from Manager ....................................................... 4,122 – –
Less: Reimbursement from Manager - Class A ............................................. – – 16
Less: Reimbursement from Manager - Class C ............................................. 13 – N/A
Less: Reimbursement from Manager - Institutional ........................................ – 552 60
Less: Reimbursement from Distributor - Class J ........................................... 22 10 N/A
Total Net Expenses 44,284 23,402 1,030
Net Investment Income (Loss) 84,613 90,629 4,698

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified
International Fund Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... (275,657) (51,889) (3,209)
Foreign currency contracts .................................................................. – – 946
Foreign currency transactions ............................................................... (7,238) – (491)
Futures contracts ............................................................................ – – 455
Swap agreements ............................................................................ – – (53)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (1,172,049) (1,129,878) (15,180)
Foreign currency contracts .................................................................. – – (181)
Futures contracts ............................................................................ – – 215
Swap agreements ............................................................................ – – (1,240)
Translation of assets and liabilities in foreign currencies ................................... 452 – (8)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements (1,454,492) (1,181,767) (18,746)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (1,369,879) $ (1,091,138) $ (14,048)

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1,377 $ 236 $ 403
Dividends .................................................................................... 24,071 46,950 –
Withholding tax ............................................................................. (1,430) (2,082) –
Interest ....................................................................................... 186,274 1 21,964
Securities lending - net ......................................................................
473 95 7
Total Income 210,765 45,200 22,374
Expenses:
Management and investment advisory fees ................................................. 26,295 13,561 4,180
Distribution f ees - Class A .................................................................. 1,671 149 176
Distribution f ees - Class C .................................................................. 6,415 152 158
Distribution f ees - Class J ................................................................... N/A N/A 82
Distribution f ees - R-1 ...................................................................... N/A N/A 6
Distribution f ees - R-2 ...................................................................... N/A N/A 5
Distribution f ees - R-3 ...................................................................... N/A 1 14
Distribution f ees - R-4 ...................................................................... N/A – 5
Administrative service fees - R-1 ........................................................... N/A N/A 4
Administrative service fees - R-2 ........................................................... N/A N/A 3
Administrative service fees - R-3 ........................................................... N/A – 4
Administrative service fees - R-4 ........................................................... N/A – 2
Administrative service fees - R-5 ........................................................... N/A – 1
Registration fees - Class A .................................................................. 31 15 8
Registration fees - Class C .................................................................. 14 8 7
Registration fees - Class J ................................................................... N/A N/A 9
Registration fees - Institutional ............................................................. 32 58 45
Registration fees - R-6 ...................................................................... 9 2 N/A
Service fees - R-1 ........................................................................... N/A N/A 4
Service fees - R-2 ........................................................................... N/A N/A 4
Service fees - R-3 ........................................................................... N/A 1 15
Service fees - R-4 ........................................................................... N/A 1 12
Service fees - R-5 ........................................................................... N/A – 28
Shareholder reports - Class A ............................................................... 116 11 23
Shareholder reports - Class C ............................................................... 138 3 3
Shareholder reports - Class J ................................................................ N/A N/A 26
Shareholder reports - Institutional .......................................................... 395 332 15
Shareholder reports - R-6 ................................................................... 2 8 N/A
Transfer agent fees - Class A ................................................................ 566 99 153
Transfer agent fees - Class C ................................................................ 600 25 23
Transfer agent fees - Class J ................................................................ N/A N/A 85
Transfer agent fees - Institutional ........................................................... 1,894 1,281 175
Chief compliance officer expenses .......................................................... 4 2 1
Custodian fees ............................................................................... 208 75 3
Directors' expenses .......................................................................... 82 35 17
Professional fees ............................................................................ 56 34 18
Other expenses .............................................................................. 35 50 8
Total Gross Expenses 38,563 15,903 5,322
Less: Reimbursement from Manager ....................................................... 2,906 – –
Less: Reimbursement from Manager - Class C ............................................. – – 14
Less: Reimbursement from Manager - Institutional ........................................ 1,789 1,017 86
Less: Reimbursement from Manager - R-1 ................................................. N/A N/A 2
Less: Reimbursement from Manager - R-2 ................................................. N/A N/A 2
Less: Reimbursement from Manager - R-3 ................................................. N/A – 6
Less: Reimbursement from Manager - R-4 ................................................. N/A – 5
Less: Reimbursement from Manager - R-5 ................................................. N/A – 11
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 16
Total Net Expenses 33,868 14,886 5,180
Net Investment Income (Loss) 176,897 30,314 17,194

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... (317,994) 2,305 6,051
Foreign currency contracts .................................................................. 14,614 – –
Foreign currency transactions ............................................................... (5,078) (299) –
Futures contracts ............................................................................ 126 – (1,857)
Swap agreements ............................................................................ 5,414 – –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (918,602) (758,072) 16,082
Foreign currency contracts .................................................................. 1,958 – –
Futures contracts ............................................................................ 100 – (4,107)
Swap agreements ............................................................................ (2,668) – –
Translation of assets and liabilities in foreign currencies ................................... (177) 167 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements (1,222,307) (755,899) 16,169
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (1,045,410) $ (725,585) $ 33,363

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Government Money
Market Fund High Income Fund High Yield Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ – $ 733 $ 592
Dividends .................................................................................... 1,229 2 805
Interest ....................................................................................... 22,959 102,616 87,313
Securities lending - net ......................................................................
– 100 87
Total Income 24,188 103,451 88,797
Expenses:
Management and investment advisory fees ................................................. 2,767 9,217 7,145
Distribution f ees - Class A .................................................................. N/A 7 691
Distribution f ees - Class C .................................................................. N/A N/A 775
Registration fees - Class A .................................................................. N/A 9 21
Registration fees - Class C .................................................................. N/A N/A 6
Registration fees - Institutional ............................................................. 1 23 16
Registration fees - R-6 ...................................................................... N/A N/A 12
Shareholder reports - Class A ............................................................... N/A 2 60
Shareholder reports - Class C ............................................................... N/A N/A 18
Shareholder reports - Institutional .......................................................... 1 5 126
Shareholder reports - R-6 ................................................................... N/A N/A 5
Transfer agent fees - Class A ................................................................ N/A 12 424
Transfer agent fees - Class C ................................................................ N/A N/A 96
Transfer agent fees - Institutional ........................................................... 3 34 756
Chief compliance officer expenses .......................................................... 2 2 2
Custodian fees ............................................................................... 19 29 5
Directors' expenses .......................................................................... 35 33 29
Professional fees ............................................................................ 17 24 25
Other expenses .............................................................................. 20 15 14
Total Gross Expenses 2,865 9,412 10,226
Less: Reimbursement from Manager ....................................................... 158 226 –
Less: Reimbursement from Manager - Class A ............................................. N/A 18 –
Less: Reimbursement from Manager - Institutional ........................................ 100 – 257
Total Net Expenses 2,607 9,168 9,969
Net Investment Income (Loss) 21,581 94,283 78,828
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... 61 (89,787) (67,266)
Foreign currency transactions ............................................................... – 54 47
Swap agreements ............................................................................ – (4,981) 3,778
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. – (231,726) (204,862)
Foreign currency contracts .................................................................. – (102) –
Swap agreements ............................................................................ – (16) 258
Translation of assets and liabilities in foreign currencies ................................... – – (16)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and swap agreements 61 (326,558) (268,061)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 21,642 $ (232,275) $ (189,233)

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Inflation Protection
Fund
International
Emerging Markets
Fund International Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 157 $ 17 $ 14
Dividends .................................................................................... – 3,196 2,986
Withholding tax ............................................................................. – (354) (216)
Interest ....................................................................................... 16,463 – –
Securities lending - net ......................................................................
2 – 2
Total Income 16,622 2,859 2,786
Expenses:
Management and investment advisory fees ................................................. 3,218 1,748 1,407
Distribution f ees - Class A .................................................................. 13 93 12
Distribution f ees - Class C .................................................................. N/A 38 N/A
Distribution f ees - Class J ................................................................... 5 64 N/A
Distribution f ees - R-1 ...................................................................... 2 3 3
Distribution f ees - R-2 ...................................................................... – 2 2
Distribution f ees - R-3 ...................................................................... 9 7 3
Distribution f ees - R-4 ...................................................................... 1 2 2
Administrative service fees - R-1 ........................................................... 2 2 2
Administrative service fees - R-2 ........................................................... – 2 2
Administrative service fees - R-3 ........................................................... 3 2 1
Administrative service fees - R-4 ........................................................... – 1 –
Registration fees - Class A .................................................................. 8 8 8
Registration fees - Class C .................................................................. N/A 6 N/A
Registration fees - Class J ................................................................... 7 7 N/A
Registration fees - Institutional ............................................................. 16 6 8
Registration fees - R-6 ...................................................................... N/A 6 8
Service fees - R-1 ........................................................................... 1 2 2
Service fees - R-2 ........................................................................... 1 2 2
Service fees - R-3 ........................................................................... 9 7 3
Service fees - R-4 ........................................................................... 2 5 4
Service fees - R-5 ........................................................................... 3 12 2
Shareholder reports - Class A ............................................................... 1 23 2
Shareholder reports - Class C ............................................................... N/A 3 N/A
Shareholder reports - Class J ................................................................ 2 36 N/A
Shareholder reports - Institutional .......................................................... 5 12 9
Transfer agent fees - Class A ................................................................ 15 99 15
Transfer agent fees - Class C ................................................................ N/A 17 N/A
Transfer agent fees - Class J ................................................................ 13 96 N/A
Transfer agent fees - Institutional ........................................................... 34 74 50
Chief compliance officer expenses .......................................................... 1 – –
Custodian fees ............................................................................... 18 100 22
Directors' expenses .......................................................................... 18 4 5
Professional fees ............................................................................ 23 48 36
Other expenses .............................................................................. 8 5 7
Total Gross Expenses 3,438 2,542 1,617
Less: Reimbursement from Manager ....................................................... – 162 178
Less: Reimbursement from Manager - Class A ............................................. 12 76 13
Less: Reimbursement from Manager - Class C ............................................. N/A 12 N/A
Less: Reimbursement from Manager - Class J .............................................. – 100 N/A
Less: Reimbursement from Manager - Institutional ........................................ – 69 6
Less: Reimbursement from Manager - R-6 ................................................. N/A 9 9
Less: Reimbursement from Distributor - Class J ........................................... 1 13 N/A
Total Net Expenses 3,425 2,101 1,411
Net Investment Income (Loss) 13,197 758 1,375

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Inflation Protection
Fund
International
Emerging Markets
Fund International Fund I
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... 21,754 (11,398) 10,435
Foreign currency contracts .................................................................. (776) – –
Foreign currency transactions ............................................................... 134 (380) (62)
Futures contracts ............................................................................ (355) – –
Options and swaptions ...................................................................... 3,296 – –
Swap agreements ............................................................................ (8,491) – –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 41,187 (21,891) (41,378)
Foreign currency contracts .................................................................. 548 – –
Futures contracts ............................................................................ (575) – –
Options and swaptions ...................................................................... (1,144) – –
Swap agreements ............................................................................ 47 – –
Translation of assets and liabilities in foreign currencies ................................... (39) (61) 8
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements 55,586 (33,730) (30,997)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 68,783 $ (32,972) $ (29,622)

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 857 $ 506 $ 326
Dividends .................................................................................... 33,892 59,223 24,098
Withholding tax ............................................................................. (214) – (3)
Interest ....................................................................................... 17 25 6
Securities lending - net ......................................................................
181 36 7
Total Income 34,733 59,790 24,434
Expenses:
Management and investment advisory fees ................................................. 29,561 4,374 7,830
Distribution f ees - Class A .................................................................. 523 326 N/A
Distribution f ees - Class C .................................................................. N/A 330 N/A
Distribution f ees - Class J ................................................................... 208 510 52
Distribution f ees - R-1 ...................................................................... 19 23 6
Distribution f ees - R-2 ...................................................................... 14 27 3
Distribution f ees - R-3 ...................................................................... 105 219 7
Distribution f ees - R-4 ...................................................................... 37 69 2
Administrative service fees - R-1 ........................................................... 15 18 5
Administrative service fees - R-2 ........................................................... 9 19 2
Administrative service fees - R-3 ........................................................... 30 61 2
Administrative service fees - R-4 ........................................................... 11 21 1
Administrative service fees - R-5 ........................................................... 14 14 –
Registration fees - Class A .................................................................. 8 14 N/A
Registration fees - Class C .................................................................. N/A 7 N/A
Registration fees - Class J ................................................................... 9 11 8
Registration fees - Institutional ............................................................. 15 22 10
Registration fees - R-6 ...................................................................... 24 N/A N/A
Service fees - R-1 ........................................................................... 14 16 5
Service fees - R-2 ........................................................................... 11 23 2
Service fees - R-3 ........................................................................... 105 219 7
Service fees - R-4 ........................................................................... 94 173 4
Service fees - R-5 ........................................................................... 350 349 12
Shareholder reports - Class A ............................................................... 29 37 N/A
Shareholder reports - Class C ............................................................... N/A 5 N/A
Shareholder reports - Class J ................................................................ 22 75 15
Shareholder reports - Institutional .......................................................... 19 18 10
Shareholder reports - R-6 ................................................................... 5 N/A N/A
Transfer agent fees - Class A ................................................................ 252 238 N/A
Transfer agent fees - Class C ................................................................ N/A 37 N/A
Transfer agent fees - Class J ................................................................ 100 226 52
Transfer agent fees - Institutional ........................................................... 1,019 224 48
Chief compliance officer expenses .......................................................... 5 3 1
Custodian fees ............................................................................... 19 6 15
Directors' expenses .......................................................................... 94 61 23
Professional fees ............................................................................ 16 14 16
Other expenses .............................................................................. 66 56 9
Total Gross Expenses 32,822 7,845 8,147
Less: Reimbursement from Manager ....................................................... 790 – 661
Less: Reimbursement from Manager - Class C ............................................. N/A 3 N/A
Less: Reimbursement from Distributor - Class J ........................................... 42 102 10
Total Net Expenses 31,990 7,740 7,476
Net Investment Income (Loss) 2,743 52,050 16,958
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 594,365 313,775 (20,264)
Investment transactions in affiliated Funds ................................................. – – 20
Futures contracts ............................................................................ (11,574) (24,407) (2,871)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 53,991 (498,413) (301,415)
Investments in affiliated Funds .............................................................. (53) – (53)
Futures contracts ............................................................................ 9,148 18,946 2,510
Net Realized and Unrealized Gain (Loss) on investments and futures 645,877 (190,099) (322,073)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 648,620 $ (138,049) $ (305,115)

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 124 $ 15 $ 148
Dividends .................................................................................... 113,486 429 3,171
Withholding tax ............................................................................. (1,819) – (13)
Interest ....................................................................................... – – 4
Securities lending - net ......................................................................
435 – 27
Total Income 112,226 444 3,337
Expenses:
Management and investment advisory fees ................................................. 49,691 519 4,747
Distribution f ees - Class A .................................................................. 1,982 N/A N/A
Distribution f ees - Class C .................................................................. 1,078 N/A N/A
Distribution f ees - Class J ................................................................... 235 53 31
Distribution f ees - R-1 ...................................................................... 166 2 2
Distribution f ees - R-2 ...................................................................... 33 3 3
Distribution f ees - R-3 ...................................................................... 97 14 3
Distribution f ees - R-4 ...................................................................... 37 2 1
Administrative service fees - R-1 ........................................................... 133 2 2
Administrative service fees - R-2 ........................................................... 22 2 2
Administrative service fees - R-3 ........................................................... 27 4 1
Administrative service fees - R-4 ........................................................... 11 1 –
Administrative service fees - R-5 ........................................................... 18 1 –
Registration fees - Class A .................................................................. 17 N/A N/A
Registration fees - Class C .................................................................. 7 N/A N/A
Registration fees - Class J ................................................................... 8 8 8
Registration fees - Institutional ............................................................. 53 7 11
Registration fees - R-6 ...................................................................... 17 N/A N/A
Service fees - R-1 ........................................................................... 119 1 2
Service fees - R-2 ........................................................................... 27 3 2
Service fees - R-3 ........................................................................... 97 14 3
Service fees - R-4 ........................................................................... 92 5 4
Service fees - R-5 ........................................................................... 458 27 7
Shareholder reports - Class A ............................................................... 110 N/A N/A
Shareholder reports - Class C ............................................................... 14 N/A N/A
Shareholder reports - Class J ................................................................ 39 11 7
Shareholder reports - Institutional .......................................................... 833 2 1
Shareholder reports - R-6 ................................................................... 129 N/A N/A
Transfer agent fees - Class A ................................................................ 888 N/A N/A
Transfer agent fees - Class C ................................................................ 97 N/A N/A
Transfer agent fees - Class J ................................................................ 116 38 29
Transfer agent fees - Institutional ........................................................... 5,080 25 2
Chief compliance officer expenses .......................................................... 10 – 1
Custodian fees ............................................................................... 4 3 9
Directors' expenses .......................................................................... 164 3 12
Professional fees ............................................................................ 19 12 12
Other expenses .............................................................................. 94 1 5
Total Gross Expenses 62,022 763 4,907
Less: Reimbursement from Manager ....................................................... – – 215
Less: Reimbursement from Manager - Institutional ........................................ – 16 –
Less: Reimbursement from Distributor - Class J ........................................... 47 11 6
Total Net Expenses 61,975 736 4,686
Net Investment Income (Loss) 50,251 (292) (1,349)
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 111,283 4,171 34,615
Investment transactions in affiliated Funds ................................................. – – (8)
Futures contracts ............................................................................ – – (1,090)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (1,901,425) (3,350) (44,407)
Investments in affiliated Funds .............................................................. – – (34)
Investment in affiliated securities ........................................................... 14,461 – –
Futures contracts ............................................................................ – – 686
Net Realized and Unrealized Gain (Loss) on investments and futures (1,775,681) 821 (10,238)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (1,725,430) $ 529 $ (11,587)

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
MidCap S&P 400
Index Fund MidCap Value Fund I Money Market Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 86 $ 326 $ –
Dividends .................................................................................... 10,636 28,598 136
Withholding tax ............................................................................. (1) (9) –
Interest ....................................................................................... 3 3 4,616
Securities lending - net ......................................................................
65 13 –
Total Income 10,789 28,931 4,752
Expenses:
Management and investment advisory fees ................................................. 853 7,501 1,149
Distribution f ees - Class A .................................................................. N/A 31 –
Distribution f ees - Class J ................................................................... 84 106 235
Distribution f ees - R-1 ...................................................................... 11 4 N/A
Distribution f ees - R-2 ...................................................................... 13 4 N/A
Distribution f ees - R-3 ...................................................................... 94 15 N/A
Distribution f ees - R-4 ...................................................................... 27 6 N/A
Administrative service fees - R-1 ........................................................... 9 3 N/A
Administrative service fees - R-2 ........................................................... 9 3 N/A
Administrative service fees - R-3 ........................................................... 26 4 N/A
Administrative service fees - R-4 ........................................................... 8 2 N/A
Administrative service fees - R-5 ........................................................... 6 1 N/A
Registration fees - Class A .................................................................. N/A 8 17
Registration fees - Class J ................................................................... 8 6 15
Registration fees - Institutional ............................................................. 8 12 N/A
Registration fees - R-6 ...................................................................... 12 14 N/A
Service fees - R-1 ........................................................................... 8 3 N/A
Service fees - R-2 ........................................................................... 11 3 N/A
Service fees - R-3 ........................................................................... 94 15 N/A
Service fees - R-4 ........................................................................... 67 15 N/A
Service fees - R-5 ........................................................................... 153 31 N/A
Shareholder reports - Class A ............................................................... N/A 4 26
Shareholder reports - Class J ................................................................ 18 35 66
Shareholder reports - Institutional .......................................................... 15 19 N/A
Shareholder reports - R-6 ................................................................... 1 – N/A
Transfer agent fees - Class A ................................................................ N/A 29 169
Transfer agent fees - Class J ................................................................ 55 98 142
Transfer agent fees - Institutional ........................................................... 89 157 N/A
Chief compliance officer expenses .......................................................... 1 1 –
Custodian fees ............................................................................... 5 17 7
Directors' expenses .......................................................................... 14 20 7
Professional fees ............................................................................ 12 13 17
Other expenses .............................................................................. 19 5 3
Total Gross Expenses 1,730 8,185 1,853
Less: Reimbursement from Manager ....................................................... – 232 –
Less: Reimbursement from Manager - Class A ............................................. N/A – 94
Less: Reimbursement from Manager - Institutional ........................................ – 80 N/A
Less: Reimbursement from Distributor - Class J ........................................... 17 21 235
Total Net Expenses 1,713 7,852 1,524
Net Investment Income (Loss) 9,076 21,079 3,228
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 81,413 56,111 –
Investment transactions in affiliated Funds ................................................. – (13) –
Futures contracts ............................................................................ (4,618) (1,939) –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (238,299) (465,882) –
Investments in affiliated Funds .............................................................. – (37) –
Futures contracts ............................................................................ 1,593 1,828 –
Net Realized and Unrealized Gain (Loss) on investments and futures (159,911) (409,932) –
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (150,835) $ (388,853) $ 3,228

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 309 $ 227 $ 11,964
Dividends .................................................................................... 38,729 16,020 –
Withholding tax ............................................................................. (3,740) (64) –
Interest ....................................................................................... 4 – –
Securities lending - net ......................................................................
124 9 –
Total Income 35,426 16,192 11,964
Expenses:
Management and investment advisory fees ................................................. 12,416 4,153 N/A
Distribution f ees - Class A .................................................................. N/A 1,201 33
Distribution f ees - Class C .................................................................. N/A 186 N/A
Distribution f ees - Class J ................................................................... N/A N/A 154
Distribution f ees - R-1 ...................................................................... – 3 7
Distribution f ees - R-2 ...................................................................... – 2 5
Distribution f ees - R-3 ...................................................................... 1 18 30
Distribution f ees - R-4 ...................................................................... – 8 6
Administrative service fees - R-1 ........................................................... – 3 5
Administrative service fees - R-2 ........................................................... – 1 3
Administrative service fees - R-3 ........................................................... – 5 9
Administrative service fees - R-4 ........................................................... – 2 2
Administrative service fees - R-5 ........................................................... – 2 1
Registration fees - Class A .................................................................. N/A 33 7
Registration fees - Class C .................................................................. N/A 6 N/A
Registration fees - Class J ................................................................... N/A N/A 7
Registration fees - Institutional ............................................................. 11 18 15
Service fees - R-1 ........................................................................... – 2 5
Service fees - R-2 ........................................................................... – 2 4
Service fees - R-3 ........................................................................... 1 18 30
Service fees - R-4 ........................................................................... – 19 14
Service fees - R-5 ........................................................................... 1 40 33
Shareholder reports - Class A ............................................................... N/A 60 1
Shareholder reports - Class C ............................................................... N/A 4 N/A
Shareholder reports - Class J ................................................................ N/A N/A 11
Shareholder reports - Institutional .......................................................... 12 3 –
Transfer agent fees - Class A ................................................................ N/A 436 17
Transfer agent fees - Class C ................................................................ N/A 27 N/A
Transfer agent fees - Class J ................................................................ N/A N/A 38
Transfer agent fees - Institutional ........................................................... 163 40 11
Chief compliance officer expenses .......................................................... 1 1 –
Custodian fees ............................................................................... 203 1 –
Directors' expenses .......................................................................... 26 19 8
Professional fees ............................................................................ 51 13 9
Other expenses .............................................................................. 11 8 4
Total Gross Expenses 12,897 6,334 469
Less: Reimbursement from Manager ....................................................... 576 – –
Less: Reimbursement from Manager - Class A ............................................. N/A – 9
Less: Reimbursement from Manager - Institutional ........................................ – 125 –
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 31
Total Net Expenses 12,321 6,209 429
Net Investment Income (Loss) 23,105 9,983 11,535
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... (224,843) 32,658 –
Investment transactions in affiliated Funds ................................................. – – 4,621
Foreign currency transactions ............................................................... (178) – –
Futures contracts ............................................................................ (5,470) – –
Capital gain distribution received from affiliated Funds .................................... – – 5,634
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (377,291) (131,572) –
Investments in affiliated Funds .............................................................. (67) – (27,345)
Futures contracts ............................................................................ 1,146 – –
Translation of assets and liabilities in foreign currencies ................................... 27 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures (606,676) (98,914) (17,090)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (583,571) $ (88,931) $ (5,555)

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2015 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 6,382 $ 66,533 $ 26,307
Total Income 6,382 66,533 26,307
Expenses:
Distribution f ees - Class A .................................................................. N/A 126 N/A
Distribution f ees - Class J ................................................................... N/A 637 N/A
Distribution f ees - R-1 ...................................................................... 6 33 17
Distribution f ees - R-2 ...................................................................... 3 29 18
Distribution f ees - R-3 ...................................................................... 43 148 162
Distribution f ees - R-4 ...................................................................... 9 33 30
Administrative service fees - R-1 ........................................................... 5 26 14
Administrative service fees - R-2 ........................................................... 2 20 12
Administrative service fees - R-3 ........................................................... 12 41 45
Administrative service fees - R-4 ........................................................... 3 10 9
Administrative service fees - R-5 ........................................................... 1 9 6
Registration fees - Class A .................................................................. N/A 8 N/A
Registration fees - Class J ................................................................... N/A 13 N/A
Registration fees - Institutional ............................................................. 13 43 24
Service fees - R-1 ........................................................................... 4 24 13
Service fees - R-2 ........................................................................... 3 24 15
Service fees - R-3 ........................................................................... 43 148 162
Service fees - R-4 ........................................................................... 22 82 75
Service fees - R-5 ........................................................................... 36 231 137
Shareholder reports - Class A ............................................................... N/A 3 N/A
Shareholder reports - Class J ................................................................ N/A 42 N/A
Shareholder reports - Institutional .......................................................... – 1 1
Transfer agent fees - Class A ................................................................ N/A 50 N/A
Transfer agent fees - Class J ................................................................ N/A 132 N/A
Transfer agent fees - Institutional ........................................................... 2 29 8
Chief compliance officer expenses .......................................................... – 2 1
Directors' expenses .......................................................................... 5 38 17
Professional fees ............................................................................ 9 11 10
Other expenses .............................................................................. 2 17 6
Total Gross Expenses 223 2,010 782
Less: Reimbursement from Distributor - Class J ........................................... N/A 127 N/A
Total Net Expenses 223 1,883 782
Net Investment Income (Loss) 6,159 64,650 25,525
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 2,453 26,954 14,180
Capital gain distribution received from affiliated Funds .................................... 3,813 47,933 22,052
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (18,836) (244,855) (122,815)
Net Realized and Unrealized Gain (Loss) on investments (12,570) (169,968) (86,583)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (6,411) $ (105,318) $ (61,058)

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2030 Fund
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 97,649 $ 21,570 $ 66,462
Total Income 97,649 21,570 66,462
Expenses:
Distribution f ees - Class A .................................................................. 155 N/A 117
Distribution f ees - Class J ................................................................... 872 N/A 549
Distribution f ees - R-1 ...................................................................... 37 14 27
Distribution f ees - R-2 ...................................................................... 36 18 33
Distribution f ees - R-3 ...................................................................... 181 108 118
Distribution f ees - R-4 ...................................................................... 41 22 30
Administrative service fees - R-1 ........................................................... 29 11 22
Administrative service fees - R-2 ........................................................... 24 12 22
Administrative service fees - R-3 ........................................................... 51 30 33
Administrative service fees - R-4 ........................................................... 12 7 9
Administrative service fees - R-5 ........................................................... 12 4 8
Registration fees - Class A .................................................................. 9 N/A 8
Registration fees - Class J ................................................................... 10 N/A 9
Registration fees - Institutional ............................................................. 42 23 36
Service fees - R-1 ........................................................................... 26 10 19
Service fees - R-2 ........................................................................... 30 15 27
Service fees - R-3 ........................................................................... 181 108 118
Service fees - R-4 ........................................................................... 103 55 77
Service fees - R-5 ........................................................................... 297 113 211
Shareholder reports - Class A ............................................................... 5 N/A 5
Shareholder reports - Class J ................................................................ 67 N/A 54
Shareholder reports - Institutional .......................................................... 1 – 1
Transfer agent fees - Class A ................................................................ 68 N/A 62
Transfer agent fees - Class J ................................................................ 209 N/A 161
Transfer agent fees - Institutional ........................................................... 35 7 27
Chief compliance officer expenses .......................................................... 3 1 2
Directors' expenses .......................................................................... 55 14 39
Professional fees ............................................................................ 11 9 11
Other expenses .............................................................................. 22 5 15
Total Gross Expenses 2,624 586 1,850
Less: Reimbursement from Manager - Class A ............................................. 5 N/A 17
Less: Reimbursement from Distributor - Class J ........................................... 174 N/A 110
Total Net Expenses 2,445 586 1,723
Net Investment Income (Loss) 95,204 20,984 64,739
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 59,726 9,673 40,154
Capital gain distribution received from affiliated Funds .................................... 98,692 26,627 90,726
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (509,142) (127,213) (434,045)
Net Realized and Unrealized Gain (Loss) on investments (350,724) (90,913) (303,165)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (255,520) $ (69,929) $ (238,426)

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2045 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 15,818 $ 39,524 $ 8,293
Total Income 15,818 39,524 8,293
Expenses:
Distribution f ees - Class A .................................................................. N/A 94 N/A
Distribution f ees - Class J ................................................................... N/A 175 N/A
Distribution f ees - R-1 ...................................................................... 9 18 5
Distribution f ees - R-2 ...................................................................... 14 23 7
Distribution f ees - R-3 ...................................................................... 82 81 39
Distribution f ees - R-4 ...................................................................... 15 21 7
Administrative service fees - R-1 ........................................................... 7 15 4
Administrative service fees - R-2 ........................................................... 10 16 4
Administrative service fees - R-3 ........................................................... 23 23 11
Administrative service fees - R-4 ........................................................... 5 6 2
Administrative service fees - R-5 ........................................................... 3 5 2
Registration fees - Class A .................................................................. N/A 8 N/A
Registration fees - Class J ................................................................... N/A 9 N/A
Registration fees - Institutional ............................................................. 19 31 16
Service fees - R-1 ........................................................................... 6 13 3
Service fees - R-2 ........................................................................... 12 20 6
Service fees - R-3 ........................................................................... 82 81 39
Service fees - R-4 ........................................................................... 38 52 18
Service fees - R-5 ........................................................................... 86 127 42
Shareholder reports - Class A ............................................................... N/A 6 N/A
Shareholder reports - Class J ................................................................ N/A 28 N/A
Transfer agent fees - Class A ................................................................ N/A 66 N/A
Transfer agent fees - Class J ................................................................ N/A 85 N/A
Transfer agent fees - Institutional ........................................................... 4 25 3
Chief compliance officer expenses .......................................................... – 1 –
Directors' expenses .......................................................................... 10 24 6
Professional fees ............................................................................ 9 10 9
Other expenses .............................................................................. 4 9 2
Total Gross Expenses 438 1,072 225
Less: Reimbursement from Manager - Class A ............................................. N/A 33 N/A
Less: Reimbursement from Distributor - Class J ........................................... N/A 35 N/A
Total Net Expenses 438 1,004 225
Net Investment Income (Loss) 15,380 38,520 8,068
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 5,782 19,189 1,174
Capital gain distribution received from affiliated Funds .................................... 22,719 59,159 12,898
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (108,345) (284,672) (60,184)
Net Realized and Unrealized Gain (Loss) on investments (79,844) (206,324) (46,112)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (64,464) $ (167,804) $ (38,044)

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2060 Fund
Principal LifeTime
2065 Fund
Principal LifeTime
Hybrid 2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 6,640 $ 317 $ 2,113
Total Income 6,640 317 2,113
Expenses:
Distribution f ees - Class J ................................................................... 8 N/A 17
Distribution f ees - R-1 ...................................................................... 3 – N/A
Distribution f ees - R-2 ...................................................................... 4 1 N/A
Distribution f ees - R-3 ...................................................................... 15 3 –
Distribution f ees - R-4 ...................................................................... 3 – N/A
Administrative service fees - R-1 ........................................................... 2 – N/A
Administrative service fees - R-2 ........................................................... 3 – N/A
Administrative service fees - R-3 ........................................................... 4 1 –
Administrative service fees - R-4 ........................................................... 1 – N/A
Administrative service fees - R-5 ........................................................... 1 – –
Registration fees - Class J ................................................................... 9 N/A 8
Registration fees - Institutional ............................................................. 17 8 7
Registration fees - R-6 ...................................................................... N/A N/A 8
Service fees - R-1 ........................................................................... 2 – N/A
Service fees - R-2 ........................................................................... 3 – N/A
Service fees - R-3 ........................................................................... 15 3 –
Service fees - R-4 ........................................................................... 8 1 N/A
Service fees - R-5 ........................................................................... 22 1 –
Shareholder reports - Class J ................................................................ 2 N/A 1
Transfer agent fees - Class J ................................................................ 14 N/A 10
Transfer agent fees - Institutional ........................................................... 8 – 2
Directors' expenses .......................................................................... 5 2 3
Professional fees ............................................................................ 9 9 9
Other expenses .............................................................................. 2 – 1
Total Gross Expenses 160 29 66
Less: Reimbursement from Manager - Class J .............................................. 12 N/A 1
Less: Reimbursement from Manager - Institutional ........................................ – 10 7
Less: Reimbursement from Manager - R-3 ................................................. – 1 –
Less: Reimbursement from Manager - R-6 ................................................. N/A N/A 9
Less: Reimbursement from Distributor - Class J ........................................... 2 N/A 3
Total Net Expenses 146 18 46
Net Investment Income (Loss) 6,494 299 2,067
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 212 (58) 70
Capital gain distribution received from affiliated Funds .................................... 10,385 479 716
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (49,367) (2,401) (3,720)
Net Realized and Unrealized Gain (Loss) on investments (38,770) (1,980) (2,934)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (32,276) $ (1,681) $ (867)

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 6,944 $ 5,430 $ 6,603
Total Income 6,944 5,430 6,603
Expenses:
Distribution f ees - Class J ................................................................... 38 45 35
Distribution f ees - R-3 ...................................................................... 1 – 1
Registration fees - Class J ................................................................... 10 10 12
Registration fees - Institutional ............................................................. 8 8 8
Registration fees - R-6 ...................................................................... 9 9 9
Service fees - R-3 ........................................................................... 1 – 1
Service fees - R-5 ........................................................................... 1 1 1
Shareholder reports - Class J ................................................................ 1 2 2
Transfer agent fees - Class J ................................................................ 11 14 14
Transfer agent fees - Institutional ........................................................... 10 9 9
Directors' expenses .......................................................................... 5 4 4
Professional fees ............................................................................ 9 9 9
Other expenses .............................................................................. 2 2 2
Total Gross Expenses 106 113 107
Less: Reimbursement from Manager - Institutional ........................................ 5 6 3
Less: Reimbursement from Manager - R-6 ................................................. – 3 1
Less: Reimbursement from Distributor - Class J ........................................... 8 9 7
Total Net Expenses 93 95 96
Net Investment Income (Loss) 6,851 5,335 6,507
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 607 (211) (123)
Capital gain distribution received from affiliated Funds .................................... 2,881 2,609 3,560
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (15,210) (16,099) (19,861)
Net Realized and Unrealized Gain (Loss) on investments (11,722) (13,701) (16,424)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (4,871) $ (8,366) $ (9,917)

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 4,026 $ 4,557 $ 2,529
Total Income 4,026 4,557 2,529
Expenses:
Distribution f ees - Class J ................................................................... 27 24 14
Distribution f ees - R-3 ...................................................................... – 1 –
Registration fees - Class J ................................................................... 9 9 7
Registration fees - Institutional ............................................................. 8 8 8
Registration fees - R-6 ...................................................................... 8 8 8
Service fees - R-3 ........................................................................... – 1 –
Service fees - R-5 ........................................................................... 1 1 1
Shareholder reports - Class J ................................................................ 1 1 1
Shareholder reports - R-6 ................................................................... 1 1 –
Transfer agent fees - Class J ................................................................ 13 12 11
Transfer agent fees - Institutional ........................................................... 8 7 6
Directors' expenses .......................................................................... 3 4 2
Professional fees ............................................................................ 9 9 9
Other expenses .............................................................................. 2 2 1
Total Gross Expenses 90 88 68
Less: Reimbursement from Manager - Class J .............................................. – – 5
Less: Reimbursement from Manager - Institutional ........................................ 8 5 8
Less: Reimbursement from Manager - R-6 ................................................. 6 5 8
Less: Reimbursement from Distributor - Class J ........................................... 5 5 3
Total Net Expenses 71 73 44
Net Investment Income (Loss) 3,955 4,484 2,485
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. (196) (178) (133)
Capital gain distribution received from affiliated Funds .................................... 2,426 3,030 1,803
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (15,992) (18,186) (12,428)
Net Realized and Unrealized Gain (Loss) on investments (13,762) (15,334) (10,758)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (9,807) $ (10,850) $ (8,273)

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 2,238 $ 810 $ 263
Total Income 2,238 810 263
Expenses:
Distribution f ees - Class J ................................................................... 12 4 1
Registration fees - Class J ................................................................... 7 7 7
Registration fees - Institutional ............................................................. 8 7 7
Registration fees - R-6 ...................................................................... 8 8 7
Service fees - R-5 ........................................................................... 1 – –
Shareholder reports - Class J ................................................................ 1 1 1
Shareholder reports - R-6 ................................................................... 1 – –
Transfer agent fees - Class J ................................................................ 12 10 9
Transfer agent fees - Institutional ........................................................... 3 2 1
Directors' expenses .......................................................................... 2 2 2
Professional fees ............................................................................ 9 9 9
Other expenses .............................................................................. 1 1 1
Total Gross Expenses 65 51 45
Less: Reimbursement from Manager - Class J .............................................. 8 15 16
Less: Reimbursement from Manager - Institutional ........................................ 7 10 11
Less: Reimbursement from Manager - R-6 ................................................. 9 12 13
Less: Reimbursement from Distributor - Class J ........................................... 2 1 –
Total Net Expenses 39 13 5
Net Investment Income (Loss) 2,199 797 258
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. (3) (41) (37)
Capital gain distribution received from affiliated Funds .................................... 1,687 631 208
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (9,689) (4,407) (1,336)
Net Realized and Unrealized Gain (Loss) on investments (8,005) (3,817) (1,165)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (5,806) $ (3,020) $ (907)

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except Principal LifeTime Hybrid 2065 Fund
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid Income Fund
Principal LifeTime
Strategic Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 3 8 ,897 $ 1,148 $ 6,729
Total Income 3 8,897 1,148 6,729
Expenses:
Distribution fees - Class A .................................................................. N/A N/A 20
Distribution fees - Class J ................................................................... 843 7 48
Distribution fees - R-1 ...................................................................... N/A N/A 5
Distribution fees - R-2 ...................................................................... N/A N/A 6
Distribution fees - R-3 ...................................................................... 14 1 16
Distribution fees - R-4 ...................................................................... N/A N/A 3
Administrative service fees - R-1 ........................................................... N/A N/A 4
Administrative service fees - R-2 ........................................................... N/A N/A 4
Administrative service fees - R-3 ........................................................... 4 – 4
Administrative service fees - R-4 ........................................................... N/A N/A 1
Administrative service fees - R-5 ........................................................... – – 1
Registration fees - Class A .................................................................. N/A N/A 8
Registration fees - Class J ................................................................... 6,667 7 7
Registration fees - Institutional ............................................................. 7 ,058 8 20
Registration fees - R-6 ...................................................................... 7 ,187 7 N/A
Service fees - R-1 ........................................................................... N/A N/A 3
Service fees - R-2 ........................................................................... N/A N/A 5
Service fees - R-3 ........................................................................... 14 – 16
Service fees - R-4 ........................................................................... N/A N/A 7
Service fees - R-5 ........................................................................... 13 – 23
Shareholder reports - Class A ............................................................... N/A N/A 1
Shareholder reports - Class J ................................................................ 109 1 5
Shareholder reports - Institutional .......................................................... 23 – –
Shareholder reports – R-6 ................................................................... 35 – –
Transfer agent fees - Class A ................................................................ N/A N/A 16
Transfer agent fees - Class J ................................................................ 7,424 8 22
Transfer agent fees - Institutional ........................................................... 244 2 6
Chief compliance officer fees ............................................................... 1 – –
Directors' expenses .......................................................................... 1 ,482 2 5
Professional fees ............................................................................ 8,752 9 9
Other expenses .............................................................................. 1 ,068 1 3
Total Gross Expenses 4 0,938 53 268
Less: Reimbursement from Manager - Class A ............................................. N/A N/A 15
Less: Reimbursement from Manager - Class J .............................................. 19 ,154 9 –
Less: Reimbursement from Manager - Institutional ........................................ 8,777 9 –
Less: Reimbursement from Manager – R-3 ................................................. 53 – –
Less: Reimbursement from Manager – R-5 ................................................. 50 – –
Less: Reimbursement from Manager - R-6 ................................................. 1 0,876 11 N/A
Less: Reimbursement from Distributor - Class J ........................................... 169 1 10
Total Net Expenses 1,859 23 243
Net Investment Income (Loss) 37 ,038 1,125 6,486
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. (3 ,204 ) 28 1,720
Capital gain distribution received from affiliated Funds .................................... 29,901 227 1,981
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (23 2,441 ) (897) (10,309)
Net Realized and Unrealized Gain (Loss) on investments (20 5,744 ) (642) (6,608)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (16 8,706 ) $ 483 $ (122)

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Real Estate Securities
Fund
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 555 $ 63,989 $ 25,351
Dividends .................................................................................... 64,599 – –
Interest ....................................................................................... 2 – –
Total Income 65,156 63,989 25,351
Expenses:
Management and investment advisory fees ................................................. 19,642 6,060 2,294
Distribution f ees - Class A .................................................................. 431 2,637 672
Distribution f ees - Class C .................................................................. 241 1,810 756
Distribution f ees - Class J ................................................................... 122 801 495
Distribution f ees - R-1 ...................................................................... 6 5 5
Distribution f ees - R-2 ...................................................................... 16 3 –
Distribution f ees - R-3 ...................................................................... 49 29 16
Distribution f ees - R-4 ...................................................................... 17 6 6
Administrative service fees - R-1 ........................................................... 4 4 4
Administrative service fees - R-2 ........................................................... 11 2 –
Administrative service fees - R-3 ........................................................... 14 8 4
Administrative service fees - R-4 ........................................................... 5 2 2
Administrative service fees - R-5 ........................................................... 7 2 1
Registration fees - Class A .................................................................. 13 17 10
Registration fees - Class C .................................................................. 6 10 6
Registration fees - Class J ................................................................... 8 13 13
Registration fees - Institutional ............................................................. 48 15 13
Registration fees - R-6 ...................................................................... 12 N/A N/A
Service fees - R-1 ........................................................................... 4 3 3
Service fees - R-2 ........................................................................... 13 3 –
Service fees - R-3 ........................................................................... 49 29 16
Service fees - R-4 ........................................................................... 42 16 15
Service fees - R-5 ........................................................................... 168 40 21
Shareholder reports - Class A ............................................................... 45 90 22
Shareholder reports - Class C ............................................................... 8 17 6
Shareholder reports - Class J ................................................................ 43 53 27
Shareholder reports - Institutional .......................................................... 210 3 1
Shareholder reports - R-6 ................................................................... 13 N/A N/A
Transfer agent fees - Class A ................................................................ 283 768 209
Transfer agent fees - Class C ................................................................ 40 150 64
Transfer agent fees - Class J ................................................................ 108 148 88
Transfer agent fees - Institutional ........................................................... 1,058 31 11
Chief compliance officer expenses .......................................................... 3 2 1
Custodian fees ............................................................................... 1 – –
Directors' expenses .......................................................................... 52 45 18
Professional fees ............................................................................ 14 11 10
Other expenses .............................................................................. 17 18 8
Total Gross Expenses 22,823 12,851 4,817
Less: Reimbursement from Manager - Institutional ........................................ 92 – –
Less: Reimbursement from Distributor - Class J ........................................... 25 160 99
Total Net Expenses 22,706 12,691 4,718
Net Investment Income (Loss) 42,450 51,298 20,633
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ..................................................................... (22,375) – –
Investment transactions in affiliated Funds ................................................. – (453) (1,170)
Capital gain distribution received from affiliated Funds .................................... – 41,962 11,160
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (1,006,765) – –
Investments in affiliated Funds .............................................................. – (341,238) (97,363)
Net Realized and Unrealized Gain (Loss) on investments (1,029,140) (299,729) (87,373)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (986,690) $ (248,431) $ (66,740)

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 42,506 $ 39,885 $ 25,584
Total Income 42,506 39,885 25,584
Expenses:
Management and investment advisory fees ................................................. 4,041 3,699 2,503
Distribution f ees - Class A .................................................................. 2,016 1,315 1,337
Distribution f ees - Class C .................................................................. 1,137 1,267 660
Distribution f ees - Class J ................................................................... 427 836 223
Distribution f ees - R-1 ...................................................................... 2 5 1
Distribution f ees - R-2 ...................................................................... 2 1 4
Distribution f ees - R-3 ...................................................................... 19 6 9
Distribution f ees - R-4 ...................................................................... 3 2 4
Administrative service fees - R-1 ........................................................... 2 4 1
Administrative service fees - R-2 ........................................................... 1 1 2
Administrative service fees - R-3 ........................................................... 5 2 3
Administrative service fees - R-4 ........................................................... 1 – 1
Administrative service fees - R-5 ........................................................... 1 – 1
Registration fees - Class A .................................................................. 14 28 12
Registration fees - Class C .................................................................. 7 8 6
Registration fees - Class J ................................................................... 9 12 7
Registration fees - Institutional ............................................................. 14 10 12
Service fees - R-1 ........................................................................... 1 4 –
Service fees - R-2 ........................................................................... 1 1 3
Service fees - R-3 ........................................................................... 19 5 9
Service fees - R-4 ........................................................................... 8 4 11
Service fees - R-5 ........................................................................... 32 10 21
Shareholder reports - Class A ............................................................... 74 30 59
Shareholder reports - Class C ............................................................... 12 10 9
Shareholder reports - Class J ................................................................ 31 39 20
Shareholder reports - Institutional .......................................................... 2 3 1
Transfer agent fees - Class A ................................................................ 606 335 464
Transfer agent fees - Class C ................................................................ 96 98 69
Transfer agent fees - Class J ................................................................ 92 116 62
Transfer agent fees - Institutional ........................................................... 22 26 13
Chief compliance officer expenses .......................................................... 2 1 1
Directors' expenses .......................................................................... 30 28 19
Professional fees ............................................................................ 10 10 10
Other expenses .............................................................................. 13 12 8
Total Gross Expenses 8,752 7,928 5,565
Less: Reimbursement from Distributor - Class J ........................................... 85 167 45
Total Net Expenses 8,667 7,761 5,520
Net Investment Income (Loss) 33,839 32,124 20,064
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. (2,189) (3,121) (4,998)
Capital gain distribution received from affiliated Funds .................................... 37,604 11,495 36,394
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (291,605) (126,762) (214,045)
Net Realized and Unrealized Gain (Loss) on investments (256,190) (118,388) (182,649)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (222,351) $ (86,264) $ (162,585)

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 403 $ 80 $ 409
Dividends .................................................................................... – 4,268 3,850
Withholding tax ............................................................................. – – (16)
Interest ....................................................................................... 67,356 – 4
Securities lending - net ......................................................................
16 199 647
Total Income 67,775 4,547 4,894
Expenses:
Management and investment advisory fees ................................................. 10,837 2,342 8,448
Distribution f ees - Class A .................................................................. 235 256 N/A
Distribution f ees - Class C .................................................................. 260 122 N/A
Distribution f ees - Class J ................................................................... 101 133 52
Distribution f ees - R-1 ...................................................................... 1 4 3
Distribution f ees - R-2 ...................................................................... 2 3 4
Distribution f ees - R-3 ...................................................................... 17 10 15
Distribution f ees - R-4 ...................................................................... 2 12 6
Administrative service fees - R-1 ........................................................... 1 3 2
Administrative service fees - R-2 ........................................................... 2 2 3
Administrative service fees - R-3 ........................................................... 5 3 4
Administrative service fees - R-4 ........................................................... – 4 2
Administrative service fees - R-5 ........................................................... 1 1 2
Registration fees - Class A .................................................................. 15 9 N/A
Registration fees - Class C .................................................................. 7 5 N/A
Registration fees - Class J ................................................................... 9 7 9
Registration fees - Institutional ............................................................. 24 8 7
Registration fees - R-6 ...................................................................... N/A 7 13
Service fees - R-1 ........................................................................... 1 3 2
Service fees - R-2 ........................................................................... 2 3 3
Service fees - R-3 ........................................................................... 17 10 15
Service fees - R-4 ........................................................................... 5 31 16
Service fees - R-5 ........................................................................... 18 28 46
Shareholder reports - Class A ............................................................... 15 34 N/A
Shareholder reports - Class C ............................................................... 5 4 N/A
Shareholder reports - Class J ................................................................ 17 39 15
Shareholder reports - Institutional .......................................................... 29 8 10
Shareholder reports - R-6 ................................................................... N/A 1 2
Transfer agent fees - Class A ................................................................ 148 172 N/A
Transfer agent fees - Class C ................................................................ 32 25 N/A
Transfer agent fees - Class J ................................................................ 55 111 43
Transfer agent fees - Institutional ........................................................... 464 48 75
Chief compliance officer expenses .......................................................... 3 – 1
Custodian fees ............................................................................... 6 2 31
Directors' expenses .......................................................................... 53 8 20
Professional fees ............................................................................ 18 13 13
Other expenses .............................................................................. 21 4 8
Total Gross Expenses 12,428 3,475 8,870
Less: Reimbursement from Manager ....................................................... – – 411
Less: Reimbursement from Manager - Institutional ........................................ 53 15 –
Less: Reimbursement from Manager - R-6 ................................................. N/A 4 9
Less: Reimbursement from Distributor - Class J ........................................... 20 27 10
Total Net Expenses 12,355 3,429 8,440
Net Investment Income (Loss) 55,420 1,118 (3,546)
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 14,902 570 10,433
Futures contracts ............................................................................ – – (1,111)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 5,895 (100,247) (52,814)
Investments in affiliated Funds .............................................................. – – (116)
Futures contracts ............................................................................ – – 642
Net Realized and Unrealized Gain (Loss) on investments and futures 20,797 (99,677) (42,966)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 76,217 $ (98,559) $ (46,512)

Statements of Operatations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 95 $ 149 $ –
Dividends .................................................................................... 10,168 9,799 142
Withholding tax ............................................................................. (5) (6) –
Interest ....................................................................................... 5 1 9,941
Securities lending - net ......................................................................
334 94 –
Total Income 10,597 10,037 10,083
Expenses:
Management and investment advisory fees ................................................. 872 4,497 1,337
Distribution f ees - Class A .................................................................. N/A 9 456
Distribution f ees - Class C .................................................................. N/A N/A 211
Distribution f ees - Class J ................................................................... 118 11 N/A
Distribution f ees - R-1 ...................................................................... 15 1 N/A
Distribution f ees - R-2 ...................................................................... 15 2 N/A
Distribution f ees - R-3 ...................................................................... 112 7 N/A
Distribution f ees - R-4 ...................................................................... 25 2 N/A
Administrative service fees - R-1 ........................................................... 12 1 N/A
Administrative service fees - R-2 ........................................................... 10 1 N/A
Administrative service fees - R-3 ........................................................... 31 2 N/A
Administrative service fees - R-4 ........................................................... 7 – N/A
Administrative service fees - R-5 ........................................................... 6 1 N/A
Registration fees - Class A .................................................................. N/A 7 18
Registration fees - Class C .................................................................. N/A N/A 9
Registration fees - Class J ................................................................... 8 9 N/A
Registration fees - Institutional ............................................................. 6 8 16
Registration fees - R-6 ...................................................................... 5 10 N/A
Service fees - R-1 ........................................................................... 11 1 N/A
Service fees - R-2 ........................................................................... 12 1 N/A
Service fees - R-3 ........................................................................... 112 7 N/A
Service fees - R-4 ........................................................................... 62 5 N/A
Service fees - R-5 ........................................................................... 142 22 N/A
Shareholder reports - Class A ............................................................... N/A 2 5
Shareholder reports - Class C ............................................................... N/A N/A 1
Shareholder reports - Class J ................................................................ 30 4 N/A
Shareholder reports - Institutional .......................................................... 19 9 3
Shareholder reports - R-6 ................................................................... 1 2 N/A
Transfer agent fees - Class A ................................................................ N/A 15 97
Transfer agent fees - Class C ................................................................ N/A N/A 21
Transfer agent fees - Class J ................................................................ 85 18 N/A
Transfer agent fees - Institutional ........................................................... 110 52 66
Chief compliance officer expenses .......................................................... 1 1 –
Custodian fees ............................................................................... 6 34 –
Directors' expenses .......................................................................... 14 11 7
Interest expense and fees .................................................................... – – 165
Professional fees ............................................................................ 13 12 23
Other expenses .............................................................................. 14 7 8
Total Gross Expenses 1,874 4,771 2,443
Less: Reimbursement from Manager ....................................................... – 183 –
Less: Reimbursement from Manager - Class A ............................................. N/A 16 –
Less: Reimbursement from Manager - Class C ............................................. N/A N/A 1
Less: Reimbursement from Manager - Institutional ........................................ – 58 28
Less: Reimbursement from Distributor - Class J ........................................... 24 2 N/A
Total Net Expenses 1,850 4,512 2,414
Net Investment Income (Loss) 8,747 5,525 7,669
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 30,948 (25,048) (5,153)
Futures contracts ............................................................................ (5,294) 406 –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (259,372) (205,147) (41,573)
Investments in affiliated Funds .............................................................. – (116) –
Futures contracts ............................................................................ 1,697 357 –
Net Realized and Unrealized Gain (Loss) on investments and futures (232,021) (229,548) (46,726)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (223,274) $ (224,023) $ (39,057)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands California Municipal Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 7,156 $ 14,246
Net realized gain (loss) on investments ............................................................................................. (2,147) (659)
Net change in unrealized appreciation/depreciation of investments ................................................................
(36,910) 28,115
Net Increase (Decrease) in Net Assets Resulting from Operations (31,901) 41,702
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (6,083) (12,644)
Total Dividends and Distributions (6,083) (12,644)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
35,795 152,097
Total Increase (Decrease) in Net Assets (2,189) 181,155
Net Assets
Beginning of period .................................................................................................................
594,270 413,115
End of period .......................................................................................................................
$ 592,081 $ 594,270
Class A Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................................................................... $ 91,155 $ 8,016 $ 59,114
Reinvested .................................................................................. 3,966 221 1,218
Redeemed ...................................................................................
(72,648) (6,310) (48,937)
Net Increase (Decrease) .........................................................................
$ 22,473 $ 1,927 $ 11,395
Shares:
Sold ....................................................................................... 8,425 734 5,550
Reinvested .................................................................................. 369 21 113
Redeemed ...................................................................................
(6,979) (593) (4,716)
Net Increase (Decrease) .........................................................................
1,815 162 947
Year Ended October 31, 2019
Dollars:
Sold ....................................................................................... $ 189,226 $ 14,542 $ 77,493
Reinvested .................................................................................. 8,324 619 2,251
Redeemed ...................................................................................
(80,978) (9,333) (50,047)
Net Increase (Decrease) .........................................................................
$ 116,572 $ 5,828 $ 29,697
Shares:
Sold ....................................................................................... 17,822 1,370 7,350
Reinvested .................................................................................. 789 59 213
Redeemed ...................................................................................
(7,759) (892) (4,843)
Net Increase (Decrease) .........................................................................
10,852 537 2,720
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ........................................... $ (4,294) $ (238) $ (1,551)
Total Dividends and Distributions
$ (4,294) $ (238) $ (1,551)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ........................................... $ (8,917) $ (684) $ (3,043)
Total Dividends and Distributions
$ (8,917) $ (684) $ (3,043)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Fixed Income Fund
(a)
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 92,449 $ 94,565
Net realized gain (loss) on investments ............................................................................................. 41,206 15,474
Net change in unrealized appreciation/depreciation of investments ................................................................
114,011 208,335
Net Increase (Decrease) in Net Assets Resulting from Operations 247,666 318,374
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (107,954) (108,747)
Total Dividends and Distributions (107,954) (108,747)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,174,977 3,569,212
Total Increase (Decrease) in Net Assets 1,314,689 3,778,839
Net Assets
Beginning of period .................................................................................................................
6,690,839 2,912,000
End of period .......................................................................................................................
$ 8,005,528 $ 6,690,839
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................... $ 76,073 $ 7,298 $ 34,466 $ 173,773 $ 1,820 $ 256 $ 2,884 $ 5,367 $ 7,238 $ 2,066,607
Reinvested .............. 3,007 352 1,201 6,537 140 14 260 163 424 95,459
Redeemed ...............
(58,998) (7,698) (25,276) (140,063) (3,595) (580) (4,666) (10,935) (8,951) (1,047,600)
Net Increase (Decrease) .....
$ 20,082 $ (48) $ 10,391 $ 40,247 $ (1,635) $ (310) $ (1,522) $ (5,405) $ (1,289) $ 1,114,466
Shares:
Sold ................... 7,753 739 3,498 17,648 185 25 292 547 732 211,408
Reinvested .............. 305 36 122 662 14 2 26 17 43 9,680
Redeemed ...............
(6,043) (784) (2,596) (14,283) (367) (59) (477) (1,110) (909) (107,905)
Net Increase (Decrease) .....
2,015 (9) 1,024 4,027 (168) (32) (159) (546) (134) 113,183
Year Ended October 31, 2019
Dollars:
Sold ................... $ 93,159 $ 11,354 $ 20,764 $ 207,822 $ 1,674 $ 409 $ 5,576 $ 6,240 $ 8,507 $ 3,727,916
Reinvested .............. 6,907 1,029 2,758 14,504 383 37 758 560 1,064 79,858
Redeemed ...............
(80,588) (18,299) (16,483) (145,411) (4,252) (523) (11,125) (10,178) (9,844) (325,364)
Net Increase (Decrease) .....
$ 19,478 $ (5,916) $ 7,039 $ 76,915 $ (2,195) $ (77) $ (4,791) $ (3,378) $ (273) $ 3,482,410
Shares:
Sold ................... 9,836 1,198 2,177 21,885 173 44 582 654 892 382,572
Reinvested .............. 726 108 290 1,520 40 4 79 59 111 8,353
Redeemed ...............
(8,518) (1,930) (1,734) (15,353) (448) (55) (1,157) (1,067) (1,035) (34,240)
Net Increase (Decrease) .....
2,044 (624) 733 8,052 (235) (7) (496) (354) (32) 356,685
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2020
From net investment income and
net realized gain on investments $ (3,110) $ (364) $ (1,222) $ (6,792) $ (140) $ (20) $ (260) $ (163) $ (424) $ (95,459)
Total Dividends and
Distributions
$ (3,110) $ (364) $ (1,222) $ (6,792) $ (140) $ (20) $ (260) $ (163) $ (424) $ (95,459)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (7,149) $ (1,065) $ (2,783) $ (14,998) $ (384) $ (56) $ (758) $ (560) $ (1,064) $ (79,930)
Total Dividends and
Distributions
$ (7,149) $ (1,065) $ (2,783) $ (14,998) $ (384) $ (56) $ (758) $ (560) $ (1,064) $ (79,930)
(a)
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 8,308 $ 95,946
Net realized gain (loss) on investments, futures and swap agreements ............................................................. 45,127 57,716
Net change in unrealized appreciation/depreciation of investments, foreign currencies, futures and swap agreements ...........
(36,923) 169,531
Net Increase (Decrease) in Net Assets Resulting from Operations 16,512 323,193
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (11,846) (99,460)
Total Dividends and Distributions (11,846) (99,460)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(893,172) (1,985,244)
Total Increase (Decrease) in Net Assets (888,506) (1,761,511)
Net Assets
Beginning of period .................................................................................................................
1,459,911 3,221,422
End of period .......................................................................................................................
$ 571,405 $ 1,459,911
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .......................... $ 8,721 N/A $ 14,727 $ 67,247 $ 1,560 $ 1,146 $ 3,396 $ 2,187 $ 8,113
Reinvested ..................... 1,587 N/A 2,489 5,168 73 70 309 194 781
Redeemed ......................
(7,394) N/A (14,102) (973,070) (2,112) (1,518) (3,242) (5,089) (4,413)
Net Increase (Decrease) ............
$ 2,914 N/A $ 3,114 $ (900,655) $ (479) $ (302) $ 463 $ (2,708) $ 4,481
Shares:
Sold .......................... 780 N/A 1,310 5,968 138 104 306 193 733
Reinvested ..................... 143 N/A 222 465 7 6 28 17 71
Redeemed ......................
(667) N/A (1,265) (87,843) (190) (137) (296) (450) (400)
Net Increase (Decrease) ............
256 N/A 267 (81,410) (45) (27) 38 (240) 404
Year Ended October 31, 2019
(a)
Dollars:
Sold .......................... $ 15,438 $ 216 $ 7,879 $ 156,029 $ 1,159 $ 786 $ 5,945 $ 3,244 $ 9,099
Reinvested ..................... 2,331 25 3,787 89,891 110 102 457 308 1,220
Redeemed ......................
(13,040) (6,814) (15,387) (2,217,950) (1,149) (1,095) (6,015) (3,427) (18,393)
Net Increase (Decrease) ............
$ 4,729 $ (6,573) $ (3,721) $ (1,972,030) $ 120 $ (207) $ 387 $ 125 $ (8,074)
Shares:
Sold .......................... 1,446 21 721 14,513 108 74 550 296 851
Reinvested ..................... 216 2 348 8,351 10 9 43 28 114
Redeemed ......................
(1,210) (651) (1,419) (201,587) (106) (103) (558) (316) (1,730)
Net Increase (Decrease) ............
452 (628) (350) (178,723) 12 (20) 35 8 (765)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net
realized gain on investments ......... $ (1,639) N/A $ (2,508) $ (6,271) $ (73) $ (70) $ (310) $ (194) $ (781)
Total Dividends and Distributions
$ (1,639) N/A $ (2,508) $ (6,271) $ (73) $ (70) $ (310) $ (194) $ (781)
Year Ended October 31, 2019
(a)
From net investment income and net
realized gain on investments ......... $ (2,427) $ (30) $ (3,817) $ (90,987) $ (110) $ (103) $ (457) $ (308) $ (1,221)
Total Dividends and Distributions
$ (2,427) $ (30) $ (3,817) $ (90,987) $ (110) $ (103) $ (457) $ (308) $ (1,221)
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified International Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 84,613 $ 231,267
Net realized gain (loss) on investments and foreign currencies .................................................................... (282,895) (345,465)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(1,171,597) 1,147,080
Net Increase (Decrease) in Net Assets Resulting from Operations (1,369,879) 1,032,882
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (280,076) (700,745)
Total Dividends and Distributions (280,076) (700,745)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
754,941 766,391
Total Increase (Decrease) in Net Assets (895,014) 1,098,528
Net Assets
Beginning of period .................................................................................................................
11,991,886 10,893,358
End of period .......................................................................................................................
$ 11,096,872 $ 11,991,886
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .......................... $ 8,779 $ 539 $ 3,921 $ 37,424 $ 246 $ 289 $ 1,065 $ 857 $ 4,300 $ 1,181,906
Issued in acquisitions .............. 6,070 – – 8,729 – – – – – –
Reinvested ..................... 3,543 110 3,024 8,086 45 45 209 336 851 263,345
Redeemed ......................
(17,663) (1,501) (11,124) (47,124) (985) (1,300) (2,453) (4,551) (6,493) (685,584)
Net Increase (Decrease) ............
$ 729 $ (852) $ (4,179) $ 7,115 $ (694) $ (966) $ (1,179) $ (3,358) $ (1,342) $ 759,667
Shares:
Sold .......................... 749 46 337 3,247 21 24 90 71 369 94,579
Issued in acquisitions .............. 469 – – 681 – – – – – –
Reinvested ..................... 275 8 238 631 3 3 16 26 66 20,574
Redeemed ......................
(1,495) (129) (955) (3,987) (82) (108) (215) (398) (523) (54,150)
Net Increase (Decrease) ............
(2) (75) (380) 572 (58) (81) (109) (301) (88) 61,003
Year Ended October 31, 2019
(a)
Dollars:
Sold .......................... $ 14,192 $ 1,949 $ 4,207 $ 622,838 $ 561 $ 608 $ 1,819 $ 2,114 $ 8,089 $ 11,340,963
Reinvested ..................... 11,298 719 9,369 672,196 221 209 858 1,638 2,757 –
Redeemed ......................
(31,105) (6,969) (19,839) (11,009,407) (1,224) (1,395) (6,032) (13,847) (17,222) (823,174)
Net Increase (Decrease) ............
$ (5,615) $ (4,301) $ (6,263) $ (9,714,373) $ (442) $ (578) $ (3,355) $ (10,095) $ (6,376) $ 10,517,789
Shares:
Sold .......................... 1,210 169 355 54,526 47 52 154 177 673 964,200
Reinvested ..................... 1,040 67 873 62,212 20 19 79 149 252 –
Redeemed ......................
(2,607) (597) (1,683) (938,936) (102) (119) (506) (1,196) (1,469) (68,454)
Net Increase (Decrease) ............
(357) (361) (455) (822,198) (35) (48) (273) (870) (544) 895,746
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net
realized gain on investments ......... $ (3,988) $ (112) $ (3,029) $ (8,112) $ (45) $ (49) $ (209) $ (336) $ (851) $ (263,345)
Total Dividends and Distributions
$ (3,988) $ (112) $ (3,029) $ (8,112) $ (45) $ (49) $ (209) $ (336) $ (851) $ (263,345)
Year Ended October 31, 2019
(a)
From net investment income and net
realized gain on investments ......... $ (12,672) $ (749) $ (9,375) $ (672,250) $ (221) $ (225) $ (858) $ (1,638) $ (2,757) $ –
Total Dividends and Distributions
$ (12,672) $ (749) $ (9,375) $ (672,250) $ (221) $ (225) $ (858) $ (1,638) $ (2,757) $ –
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-6 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Equity Income Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 90,629 $ 151,977
Net realized gain (loss) on investments ............................................................................................. (51,889) 254,175
Net change in unrealized appreciation/depreciation of investments ................................................................
(1,129,878) 640,718
Net Increase (Decrease) in Net Assets Resulting from Operations (1,091,138) 1,046,870
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (300,434) (481,052)
Total Dividends and Distributions (300,434) (481,052)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
592,083 277,839
Total Increase (Decrease) in Net Assets (799,489) 843,657
Net Assets
Beginning of period .................................................................................................................
7,849,063 7,005,406
End of period .......................................................................................................................
$ 7,049,574 $ 7,849,063
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 87,995 $ 21,426 $ 3,955 $ 979,579 $ 125 $ 370 $ 3,198 $ 2,708 $ 7,384
Reinvested ........................ 41,620 4,883 2,516 237,373 88 92 1,048 1,126 5,735
Redeemed .........................
(135,261) (21,771) (6,247) (607,554) (205) (1,153) (5,739) (9,865) (21,343)
Net Increase (Decrease) ...............
$ (5,646) $ 4,538 $ 224 $ 609,398 $ 8 $ (691) $ (1,493) $ (6,031) $ (8,224)
Shares:
Sold ............................. 2,797 678 131 31,443 4 11 114 89 242
Reinvested ........................ 1,299 155 78 7,457 3 3 33 35 179
Redeemed .........................
(4,499) (758) (203) (20,078) (7) (39) (186) (302) (672)
Net Increase (Decrease) ...............
(403) 75 6 18,822 – (25) (39) (178) (251)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 157,129 $ 37,611 $ 5,648 $ 817,088 $ 481 $ 697 $ 5,960 $ 7,574 $ 53,400
Reinvested ........................ 69,467 9,799 4,115 379,041 178 189 2,497 2,212 8,355
Redeemed .........................
(210,728) (80,215) (7,355) (920,701) (1,042) (2,675) (19,962) (9,613) (31,311)
Net Increase (Decrease) ...............
$ 15,868 $ (32,805) $ 2,408 $ 275,428 $ (383) $ (1,789) $ (11,505) $ 173 $ 30,444
Shares:
Sold ............................. 5,161 1,258 181 25,953 16 24 192 239 1,751
Reinvested ........................ 2,437 358 144 13,224 6 6 88 78 291
Redeemed .........................
(6,807) (2,752) (237) (29,727) (33) (85) (654) (308) (1,022)
Net Increase (Decrease) ...............
791 (1,136) 88 9,450 (11) (55) (374) 9 1,020
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (43,085) $ (5,307) $ (2,523) $ (241,388) $ (88) $ (132) $ (1,049) $ (1,126) $ (5,736)
Total Dividends and Distributions
$ (43,085) $ (5,307) $ (2,523) $ (241,388) $ (88) $ (132) $ (1,049) $ (1,126) $ (5,736)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (71,489) $ (10,385) $ (4,122) $ (381,490) $ (178) $ (311) $ (2,510) $ (2,212) $ (8,355)
Total Dividends and Distributions
$ (71,489) $ (10,385) $ (4,122) $ (381,490) $ (178) $ (311) $ (2,510) $ (2,212) $ (8,355)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Finisterre Unconstrained Emerging
Markets Bond Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 4,698 $ 5,376
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ........................................ (2,352) 3,187
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , swap agreements and translation of assets & liabilities in foreign currencies .......................................................................
(16,394) 5,650
Net Increase (Decrease) in Net Assets Resulting from Operations (14,048) 14,213
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (9,148) (4,681)
Total Dividends and Distributions (9,148) (4,681)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(23,909) 203,881
Total Increase (Decrease) in Net Assets (47,105) 213,413
Net Assets
Beginning of period .................................................................................................................
243,207 29,794
End of period .......................................................................................................................
$ 196,102 $ 243,207
Class A Institutional
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................................................................................................. $ 1,202 $ 107,900
Reinvested ............................................................................................ 68 9,074
Redeemed .............................................................................................
(743) (141,410)
Net Increase (Decrease) ...................................................................................
$ 527 $ (24,436)
Shares:
Sold ................................................................................................. 116 10,660
Reinvested ............................................................................................ 7 877
Redeemed .............................................................................................
(74) (14,226)
Net Increase (Decrease) ...................................................................................
49 (2,689)
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 422 $ 220,336
Reinvested ............................................................................................ 67 4,608
Redeemed .............................................................................................
(426) (21,126)
Net Increase (Decrease) ...................................................................................
$ 63 $ 203,818
Shares:
Sold ................................................................................................. 41 21,671
Reinvested ............................................................................................ 7 452
Redeemed .............................................................................................
(43) (2,023)
Net Increase (Decrease) ...................................................................................
5 20,100
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ..................................................... $ (68) $ (9,080)
Total Dividends and Distributions
$ (68) $ (9,080)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (67) $ (4,614)
Total Dividends and Distributions
$ (67) $ (4,614)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Diversified Income Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 176,897 $ 397,589
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ........................................ (302,918) (224,280)
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , swap agreements and translation of assets & liabilities in foreign currencies .......................................................................
(919,389) 487,905
Net Increase (Decrease) in Net Assets Resulting from Operations (1,045,410) 661,214
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (189,497) (376,884)
Total Dividends and Distributions (189,497) (376,884)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(592,602) (974,597)
Total Increase (Decrease) in Net Assets (1,827,509) (690,267)
Net Assets
Beginning of period .................................................................................................................
7,734,979 8,425,246
End of period .......................................................................................................................
$ 5,907,470 $ 7,734,979
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................................................................. $ 133,375 $ 37,029 $ 547,701 $ 16,449
Reinvested ........................................................................ 31,789 24,080 105,305 6,716
Redeemed .........................................................................
(267,218) (200,422) (1,013,847) (13,559)
Net Increase (Decrease) ...............................................................
$ (102,054) $ (139,313) $ (360,841) $ 9,606
Shares:
Sold ............................................................................. 10,235 2,789 41,681 1,285
Reinvested ........................................................................ 2,449 1,868 8,165 523
Redeemed .........................................................................
(20,975) (15,729) (82,031) (1,066)
Net Increase (Decrease) ...............................................................
(8,291) (11,072) (32,185) 742
Year Ended October 31, 2019
Dollars:
Sold ............................................................................. $ 304,866 $ 85,853 $ 1,081,942 $ 47,089
Reinvested ........................................................................ 61,795 54,922 203,543 11,387
Redeemed .........................................................................
(469,821) (557,820) (1,770,885) (27,468)
Net Increase (Decrease) ...............................................................
$ (103,160) $ (417,045) $ (485,400) $ 31,008
Shares:
Sold ............................................................................. 22,567 6,435 80,759 3,483
Reinvested ........................................................................ 4,614 4,134 15,263 854
Redeemed .........................................................................
(35,156) (41,889) (133,676) (2,063)
Net Increase (Decrease) ...............................................................
(7,975) (31,320) (37,654) 2,274
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ................................. $ (34,303) $ (28,070) $ (120,408) $ (6,716)
Total Dividends and Distributions
$ (34,303) $ (28,070) $ (120,408) $ (6,716)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ................................. $ (66,763) $ (63,565) $ (235,169) $ (11,387)
Total Dividends and Distributions
$ (66,763) $ (63,565) $ (235,169) $ (11,387)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 30,314 $ 58,898
Net realized gain (loss) on investments and foreign currencies .................................................................... 2,006 148,874
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(757,905) 500,880
Net Increase (Decrease) in Net Assets Resulting from Operations (725,585) 708,652
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (136,387) (152,547)
Total Dividends and Distributions (136,387) (152,547)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
130,506 (105,654)
Total Increase (Decrease) in Net Assets (731,466) 450,451
Net Assets
Beginning of period .................................................................................................................
3,494,920 3,044,469
End of period .......................................................................................................................
$ 2,763,454 $ 3,494,920
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................................................ $ 39,097 $ 3,978 $ 553,404 $ 94 $ 923 $ 216 $ 172,232
Reinvested ........................................... 4,748 1,345 73,422 16 26 6 47,114
Redeemed ............................................
(31,492) (4,688) (632,070) (65) (149) (55) (97,596)
Net Increase (Decrease) ..................................
$ 12,353 $ 635 $ (5,244) $ 45 $ 800 $ 167 $ 121,750
Shares:
Sold ................................................ 4,675 445 60,337 11 89 21 19,207
Reinvested ........................................... 498 147 7,124 1 2 1 4,570
Redeemed ............................................
(3,753) (563) (66,921) (7) (15) (7) (10,590)
Net Increase (Decrease) ..................................
1,420 29 540 5 76 15 13,187
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 40,680 $ 5,175 $ 1,056,660 $ 113 $ 2 $ 152 $ 380,817
Reinvested ........................................... 4,145 1,206 96,027 15 2 3 39,428
Redeemed ............................................
(39,516) (9,131) (1,510,575) (160) (32) (19) (170,646)
Net Increase (Decrease) ..................................
$ 5,309 $ (2,750) $ (357,888) $ (32) $ (28) $ 136 $ 249,599
Shares:
Sold ................................................ 4,332 575 106,131 11 – 15 37,356
Reinvested ........................................... 466 142 10,052 1 – – 4,093
Redeemed ............................................
(4,281) (1,022) (149,149) (16) (3) (2) (16,937)
Net Increase (Decrease) ..................................
517 (305) (32,966) (4) (3) 13 24,512
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments .... $ (5,389) $ (1,405) $ (81,774) $ (16) $ (26) $ (6) $ (47,771)
Total Dividends and Distributions
$ (5,389) $ (1,405) $ (81,774) $ (16) $ (26) $ (6) $ (47,771)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (4,796) $ (1,255) $ (106,479) $ (15) $ (2) $ (3) $ (39,997)
Total Dividends and Distributions
$ (4,796) $ (1,255) $ (106,479) $ (15) $ (2) $ (3) $ (39,997)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 17,194 $ 33,116
Net realized gain (loss) on investments and futures ................................................................................ 4,194 (2,145)
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
11,975 93,287
Net Increase (Decrease) in Net Assets Resulting from Operations 33,363 124,258
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (21,756) (40,696)
Total Dividends and Distributions (21,756) (40,696)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
34,426 107,367
Total Increase (Decrease) in Net Assets 46,033 190,929
Net Assets
Beginning of period .................................................................................................................
1,662,228 1,471,299
End of period .......................................................................................................................
$ 1,708,261 $ 1,662,228
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 38,254 $ 7,257 $ 24,094 $ 122,744 $ 560 $ 537 $ 3,340 $ 2,849 $ 4,685
Reinvested ........................ 2,736 246 1,292 15,818 30 24 129 112 288
Redeemed .........................
(24,032) (6,339) (17,632) (125,739) (905) (2,867) (3,292) (6,524) (3,239)
Net Increase (Decrease) ...............
$ 16,958 $ 1,164 $ 7,754 $ 12,823 $ (315) $ (2,306) $ 177 $ (3,563) $ 1,734
Shares:
Sold ............................. 3,633 689 2,276 11,640 53 51 317 270 443
Reinvested ........................ 260 23 122 1,497 3 2 12 11 27
Redeemed .........................
(2,283) (602) (1,670) (11,923) (86) (271) (310) (617) (307)
Net Increase (Decrease) ...............
1,610 110 728 1,214 (30) (218) 19 (336) 163
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 35,697 $ 5,249 $ 16,664 $ 315,411 $ 1,101 $ 2,297 $ 3,634 $ 3,851 $ 6,353
Reinvested ........................ 5,467 555 2,540 29,372 55 52 247 250 583
Redeemed .........................
(47,626) (11,960) (17,467) (226,835) (392) (2,684) (3,807) (4,958) (6,282)
Net Increase (Decrease) ...............
$ (6,462) $ (6,156) $ 1,737 $ 117,948 $ 764 $ (335) $ 74 $ (857) $ 654
Shares:
Sold ............................. 3,449 508 1,612 30,337 106 224 349 374 615
Reinvested ........................ 530 54 246 2,843 5 5 24 24 56
Redeemed .........................
(4,651) (1,168) (1,695) (22,150) (38) (262) (369) (482) (607)
Net Increase (Decrease) ...............
(672) (606) 163 11,030 73 (33) 4 (84) 64
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (2,835) $ (252) $ (1,304) $ (16,767) $ (30) $ (34) $ (129) $ (117) $ (288)
Total Dividends and Distributions
$ (2,835) $ (252) $ (1,304) $ (16,767) $ (30) $ (34) $ (129) $ (117) $ (288)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (5,691) $ (571) $ (2,558) $ (30,647) $ (55) $ (92) $ (247) $ (251) $ (584)
Total Dividends and Distributions
$ (5,691) $ (571) $ (2,558) $ (30,647) $ (55) $ (92) $ (247) $ (251) $ (584)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Government Money Market Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 21,581 $ 66,937
Net realized gain (loss) on investments ............................................................................................. 61 (30)
Net change in unrealized appreciation/depreciation of investments ................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 21,642 66,907
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (21,642) (66,907)
Total Dividends and Distributions (21,642) (66,907)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
425,270 687,067
Total Increase (Decrease) in Net Assets 425,270 687,067
Net Assets
Beginning of period .................................................................................................................
3,972,463 3,285,396
End of period .......................................................................................................................
$ 4,397,733 $ 3,972,463
Institutional
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................................................................................... $ 27,875,368
Redeemed ...................................................................................................
(27,450,098)
Net Increase (Decrease) .........................................................................................
$ 425,270
Shares:
Sold ....................................................................................................... 27,875,368
Redeemed ...................................................................................................
(27,450,098)
Net Increase (Decrease) .........................................................................................
425,270
Year Ended October 31, 2019
Dollars:
Sold ....................................................................................................... $ 47,573,292
Redeemed ...................................................................................................
(46,886,225)
Net Increase (Decrease) .........................................................................................
$ 687,067
Shares:
Sold ....................................................................................................... 47,573,292
Redeemed ...................................................................................................
(46,886,225)
Net Increase (Decrease) .........................................................................................
687,067
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ........................................................... $ (21,642)
Total Dividends and Distributions
$ (21,642)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ........................................................... $ (66,907)
Total Dividends and Distributions
$ (66,907)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands High Income Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 94,283 $ 218,616
Net realized gain (loss) on investments , foreign currencies and swap agreements ................................................. (94,714) (70,028)
Net change in unrealized appreciation/depreciation of investments , foreign currencies and swap agreements ....................
(231,844) 24,991
Net Increase (Decrease) in Net Assets Resulting from Operations (232,275) 173,579
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (98,697) (222,304)
Total Dividends and Distributions (98,697) (222,304)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(115,301) (595,025)
Total Increase (Decrease) in Net Assets (446,273) (643,750)
Net Assets
Beginning of period .................................................................................................................
3,117,810 3,761,560
End of period .......................................................................................................................
$ 2,671,537 $ 3,117,810
Class A Institutional
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................................................................................................. $ 659 $ 184,753
Reinvested ............................................................................................ 163 98,513
Redeemed .............................................................................................
(1,048) (398,341)
Net Increase (Decrease) ...................................................................................
$ (226) $ (115,075)
Shares:
Sold ................................................................................................. 70 19,886
Reinvested ............................................................................................ 18 11,009
Redeemed .............................................................................................
(119) (45,355)
Net Increase (Decrease) ...................................................................................
(31) (14,460)
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 2,222 $ 560,959
Reinvested ............................................................................................ 356 221,903
Redeemed .............................................................................................
(3,311) (1,377,154)
Net Increase (Decrease) ...................................................................................
$ (733) $ (594,292)
Shares:
Sold ................................................................................................. 236 59,785
Reinvested ............................................................................................ 38 23,684
Redeemed .............................................................................................
(353) (146,151)
Net Increase (Decrease) ...................................................................................
(79) (62,682)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ..................................................... $ (164) $ (98,533)
Total Dividends and Distributions
$ (164) $ (98,533)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (357) $ (221,947)
Total Dividends and Distributions
$ (357) $ (221,947)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands High Yield Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 78,828 $ 160,296
Net realized gain (loss) on investments , foreign currencies and swap agreements ................................................. (63,441) (30,169)
Net change in unrealized appreciation/depreciation of investments , swap agreements and translation of assets & liabilities in foreign currencies .............................................................................................................
(204,620) 52,530
Net Increase (Decrease) in Net Assets Resulting from Operations (189,233) 182,657
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (82,820) (166,734)
Total Dividends and Distributions (82,820) (166,734)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(58,279) (48,201)
Total Increase (Decrease) in Net Assets (330,332) (32,278)
Net Assets
Beginning of period .................................................................................................................
2,970,982 3,003,260
End of period .......................................................................................................................
$ 2,640,650 $ 2,970,982
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................................................................. $ 122,189 $ 4,178 $ 360,939 $ 210,115
Reinvested ........................................................................ 14,591 3,594 39,568 11,435
Redeemed .........................................................................
(213,746) (31,527) (472,217) (107,398)
Net Increase (Decrease) ...............................................................
$ (76,966) $ (23,755) $ (71,710) $ 114,152
Shares:
Sold ............................................................................. 17,566 591 54,150 31,054
Reinvested ........................................................................ 2,109 513 5,759 1,668
Redeemed .........................................................................
(30,988) (4,591) (70,234) (16,412)
Net Increase (Decrease) ...............................................................
(11,313) (3,487) (10,325) 16,310
Year Ended October 31, 2019
Dollars:
Sold ............................................................................. $ 344,816 $ 12,690 $ 424,994 $ 399,956
Reinvested ........................................................................ 35,086 9,560 85,600 27,336
Redeemed .........................................................................
(380,083) (111,710) (705,242) (191,204)
Net Increase (Decrease) ...............................................................
$ (181) $ (89,460) $ (194,648) $ 236,088
Shares:
Sold ............................................................................. 48,678 1,775 60,432 56,720
Reinvested ........................................................................ 4,944 1,336 12,157 3,884
Redeemed .........................................................................
(53,333) (15,638) (100,512) (26,999)
Net Increase (Decrease) ...............................................................
289 (12,527) (27,923) 33,605
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ................................. $ (15,646) $ (3,777) $ (41,780) $ (21,617)
Total Dividends and Distributions
$ (15,646) $ (3,777) $ (41,780) $ (21,617)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ................................. $ (37,374) $ (10,104) $ (90,552) $ (28,704)
Total Dividends and Distributions
$ (37,374) $ (10,104) $ (90,552) $ (28,704)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Inflation Protection Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 13,197 $ 29,194
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements ............... 15,562 (12,731)
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , swap agreements and translation of assets & liabilities in foreign currencies ......................................................
40,024 109,682
Net Increase (Decrease) in Net Assets Resulting from Operations 68,783 126,145
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (10,266) (67,442)
Total Dividends and Distributions (10,266) (67,442)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(186,365) 115,716
Total Increase (Decrease) in Net Assets (127,848) 174,419
Net Assets
Beginning of period .................................................................................................................
1,749,242 1,574,823
End of period .......................................................................................................................
$ 1,621,394 $ 1,749,242
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 3,254 N/A $ 3,290 $ 86,019 $ 402 $ 44 $ 1,286 $ 820 $ 784
Reinvested ........................ 37 N/A 18 10,162 3 1 24 6 13
Redeemed .........................
(2,288) N/A (1,723) (286,329) (94) (184) (1,008) (666) (236)
Net Increase (Decrease) ...............
$ 1,003 N/A $ 1,585 $ (190,148) $ 311 $ (139) $ 302 $ 160 $ 561
Shares:
Sold ............................. 377 N/A 392 9,801 49 6 153 96 91
Reinvested ........................ 5 N/A 2 1,191 – – 3 1 2
Redeemed .........................
(269) N/A (211) (32,881) (11) (22) (120) (79) (28)
Net Increase (Decrease) ...............
113 N/A 183 (21,889) 38 (16) 36 18 65
Year Ended October 31, 2019
(a)
Dollars:
Sold ............................. $ 3,834 $ 5 $ 1,155 $ 330,302 $ 154 $ 145 $ 1,904 $ 768 $ 1,021
Reinvested ........................ 394 79 241 66,202 39 10 256 61 142
Redeemed .........................
(4,499) (2,994) (1,624) (276,018) (205) (190) (2,324) (1,136) (2,006)
Net Increase (Decrease) ...............
$ (271) $ (2,910) $ (228) $ 120,486 $ (12) $ (35) $ (164) $ (307) $ (843)
Shares:
Sold ............................. 474 1 143 38,815 20 18 235 95 124
Reinvested ........................ 49 10 31 8,006 5 1 32 7 18
Redeemed .........................
(547) (394) (203) (32,674) (26) (23) (287) (139) (244)
Net Increase (Decrease) ...............
(24) (383) (29) 14,147 (1) (4) (20) (37) (102)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (38) N/A $ (18) $ (10,163) $ (3) $ (1) $ (24) $ (6) $ (13)
Total Dividends and Distributions
$ (38) N/A $ (18) $ (10,163) $ (3) $ (1) $ (24) $ (6) $ (13)
Year Ended October 31, 2019
(a)
From net investment income and net realized
gain on investments .................. $ (401) $ (81) $ (241) $ (66,202) $ (39) $ (19) $ (256) $ (61) $ (142)
Total Dividends and Distributions
$ (401) $ (81) $ (241) $ (66,202) $ (39) $ (19) $ (256) $ (61) $ (142)
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Emerging Markets Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 758 $ 8,404
Net realized gain (loss) on investments and foreign currencies .................................................................... (11,778) 7,624
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(21,952) 26,023
Net Increase (Decrease) in Net Assets Resulting from Operations (32,972) 42,051
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (9,892) (23,854)
Total Dividends and Distributions (9,892) (23,854)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(10,918) (451,186)
Total Increase (Decrease) in Net Assets (53,782) (432,989)
Net Assets
Beginning of period .................................................................................................................
318,793 751,782
End of period .......................................................................................................................
$ 265,011 $ 318,793
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................... $ 3,300 $ 284 $ 3,594 $ 14,385 $ 252 $ 337 $ 427 $ 532 $ 1,042 $ 569
Reinvested .............. 2,224 165 2,862 3,664 41 46 171 105 324 259
Redeemed ...............
(7,242) (1,344) (8,438) (17,266) (810) (543) (1,108) (1,953) (3,821) (2,976)
Net Increase (Decrease) .....
$ (1,718) $ (895) $ (1,982) $ 783 $ (517) $ (160) $ (510) $ (1,316) $ (2,455) $ (2,148)
Shares:
Sold ................... 136 12 160 619 10 14 19 22 43 23
Reinvested .............. 85 7 113 141 2 2 6 4 13 10
Redeemed ...............
(302) (62) (369) (732) (33) (23) (49) (82) (157) (121)
Net Increase (Decrease) .....
(81) (43) (96) 28 (21) (7) (24) (56) (101) (88)
Year Ended October 31, 2019
Dollars:
Sold ................... $ 7,738 $ 925 $ 3,416 $ 56,665 $ 361 $ 407 $ 1,320 $ 659 $ 2,817 $ 28,072
Reinvested .............. 2,192 240 2,793 3,215 49 42 160 179 406 14,553
Redeemed ...............
(15,448) (4,223) (13,914) (51,320) (594) (781) (2,449) (3,650) (6,307) (478,709)
Net Increase (Decrease) .....
$ (5,518) $ (3,058) $ (7,705) $ 8,560 $ (184) $ (332) $ (969) $ (2,812) $ (3,084) $ (436,084)
Shares:
Sold ................... 320 40 144 2,301 15 17 56 28 116 1,166
Reinvested .............. 96 11 127 142 2 2 7 8 18 644
Redeemed ...............
(633) (184) (593) (2,115) (24) (33) (101) (152) (263) (19,855)
Net Increase (Decrease) .....
(217) (133) (322) 328 (7) (14) (38) (116) (129) (18,045)
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2020
From net investment income and
net realized gain on investments $ (2,247) $ (165) $ (2,867) $ (3,667) $ (41) $ (46) $ (171) $ (105) $ (324) $ (259)
Total Dividends and
Distributions
$ (2,247) $ (165) $ (2,867) $ (3,667) $ (41) $ (46) $ (171) $ (105) $ (324) $ (259)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (2,210) $ (241) $ (2,795) $ (3,216) $ (49) $ (45) $ (160) $ (179) $ (406) $ (14,553)
Total Dividends and
Distributions
$ (2,210) $ (241) $ (2,795) $ (3,216) $ (49) $ (45) $ (160) $ (179) $ (406) $ (14,553)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Fund I
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 1,375 $ 8,728
Net realized gain (loss) on investments and foreign currencies .................................................................... 10,373 (13,882)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(41,370) 50,821
Net Increase (Decrease) in Net Assets Resulting from Operations (29,622) 45,667
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (8,892) (25,275)
Total Dividends and Distributions (8,892) (25,275)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(34,129) (50,175)
Total Increase (Decrease) in Net Assets (72,643) (29,783)
Net Assets
Beginning of period .................................................................................................................
352,165 381,948
End of period .......................................................................................................................
$ 279,522 $ 352,165
Class A Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 1,063 $ 11,298 $ 195 $ 230 $ 181 $ 283 $ 89 $ 3,853
Reinvested .................................. 225 2,937 27 26 58 68 41 5,506
Redeemed ...................................
(2,073) (20,543) (500) (530) (922) (307) (340) (34,994)
Net Increase (Decrease) .........................
$ (785) $ (6,308) $ (278) $ (274) $ (683) $ 44 $ (210) $ (25,635)
Shares:
Sold ....................................... 75 782 13 14 12 20 6 261
Reinvested .................................. 14 188 2 2 4 4 3 353
Redeemed ...................................
(155) (1,512) (36) (35) (62) (21) (24) (2,346)
Net Increase (Decrease) .........................
(66) (542) (21) (19) (46) 3 (15) (1,732)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 3,931 $ 41,822 $ 242 $ 256 $ 746 $ 811 $ 586 $ 7,295
Reinvested .................................. 520 8,362 127 85 261 341 207 15,348
Redeemed ...................................
(2,687) (83,062) (802) (603) (2,274) (3,045) (2,087) (36,555)
Net Increase (Decrease) .........................
$ 1,764 $ (32,878) $ (433) $ (262) $ (1,267) $ (1,893) $ (1,294) $ (13,912)
Shares:
Sold ....................................... 292 3,043 17 19 54 59 44 537
Reinvested .................................. 43 687 10 7 21 28 17 1,261
Redeemed ...................................
(198) (6,014) (57) (44) (165) (221) (148) (2,676)
Net Increase (Decrease) .........................
137 (2,284) (30) (18) (90) (134) (87) (878)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (225) $ (2,939) $ (27) $ (28) $ (58) $ (68) $ (41) $ (5,506)
Total Dividends and Distributions
$ (225) $ (2,939) $ (27) $ (28) $ (58) $ (68) $ (41) $ (5,506)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (520) $ (8,362) $ (127) $ (109) $ (261) $ (341) $ (207) $ (15,348)
Total Dividends and Distributions
$ (520) $ (8,362) $ (127) $ (109) $ (261) $ (341) $ (207) $ (15,348)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 2,743 $ 15,811
Net realized gain (loss) on investments and futures ................................................................................ 582,791 822,657
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
63,086 585,569
Net Increase (Decrease) in Net Assets Resulting from Operations 648,620 1,424,037
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (787,672) (916,938)
Total Dividends and Distributions (787,672) (916,938)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
327,858 1,128,342
Total Increase (Decrease) in Net Assets 188,806 1,635,441
Net Assets
Beginning of period .................................................................................................................
9,889,962 8,254,521
End of period .......................................................................................................................
$ 10,078,768 $ 9,889,962
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 18,516 $ 25,248 $ 382,488 $ 733 $ 1,352 $ 6,730 $ 10,983 $ 12,643 $ 419,472
Reinvested ........................ 33,485 26,828 186,014 986 797 7,399 6,553 23,037 500,741
Redeemed .........................
(42,016) (39,351) (437,459) (1,596) (1,638) (15,262) (25,146) (57,898) (715,781)
Net Increase (Decrease) ...............
$ 9,985 $ 12,725 $ 131,043 $ 123 $ 511 $ (1,133) $ (7,610) $ (22,218) $ 204,432
Shares:
Sold ............................. 1,230 2,055 24,412 58 103 485 763 823 27,934
Reinvested ........................ 2,184 2,136 11,655 75 63 523 452 1,514 31,392
Redeemed .........................
(2,791) (3,239) (28,122) (124) (129) (1,119) (1,758) (3,805) (45,037)
Net Increase (Decrease) ...............
623 952 7,945 9 37 (111) (543) (1,468) 14,289
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 14,572 $ 22,049 $ 262,656 $ 854 $ 964 $ 10,127 $ 16,158 $ 21,285 $ 869,811
Issued in acquisitions ................. 362,716 76,387 28,609 3,326 1,160 4,882 4,327 38,092 N/A
Reinvested ........................ 4,354 23,966 238,645 1,023 962 11,543 9,233 31,612 594,475
Redeemed .........................
(15,636) (37,609) (473,114) (2,555) (2,442) (43,263) (31,236) (92,783) (826,808)
Net Increase (Decrease) ...............
$ 366,006 $ 84,793 $ 56,796 $ 2,648 $ 644 $ (16,711) $ (1,518) $ (1,794) $ 637,478
Shares:
Sold ............................. 1,018 1,814 17,484 68 78 747 1,171 1,454 55,700
Issued in acquisitions ................. 23,687 5,985 1,800 251 90 343 297 2,503 N/A
Reinvested ........................ 352 2,330 18,634 95 92 1,005 786 2,576 46,428
Redeemed .........................
(1,065) (3,087) (31,975) (209) (195) (3,162) (2,213) (6,456) (55,038)
Net Increase (Decrease) ...............
23,992 7,042 5,943 205 65 (1,067) 41 77 47,090
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (33,828) $ (26,870) $ (187,277) $ (986) $ (869) $ (7,399) $ (6,553) $ (23,037) $ (500,853)
Total Dividends and Distributions
$ (33,828) $ (26,870) $ (187,277) $ (986) $ (869) $ (7,399) $ (6,553) $ (23,037) $ (500,853)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (4,468) $ (23,976) $ (239,570) $ (1,023) $ (1,037) $ (11,544) $ (9,233) $ (31,612) $ (594,475)
Total Dividends and Distributions
$ (4,468) $ (23,976) $ (239,570) $ (1,023) $ (1,037) $ (11,544) $ (9,233) $ (31,612) $ (594,475)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 52,050 $ 109,975
Net realized gain (loss) on investments and futures ................................................................................ 289,368 138,078
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(479,467) 515,621
Net Increase (Decrease) in Net Assets Resulting from Operations (138,049) 763,674
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (229,065) (352,547)
Total Dividends and Distributions (229,065) (352,547)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
59,873 84,722
Total Increase (Decrease) in Net Assets (307,241) 495,849
Net Assets
Beginning of period .................................................................................................................
6,022,131 5,526,282
End of period .......................................................................................................................
$ 5,714,890 $ 6,022,131
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 49,465 $ 6,285 $ 40,434 $ 561,501 $ 1,353 $ 2,261 $ 15,443 $ 27,702 $ 25,568
Reinvested ........................ 15,854 1,969 26,250 161,813 383 588 6,024 5,151 10,697
Redeemed .........................
(48,598) (8,241) (74,357) (625,721) (4,079) (3,383) (25,865) (40,885) (67,739)
Net Increase (Decrease) ...............
$ 16,721 $ 13 $ (7,673) $ 97,593 $ (2,343) $ (534) $ (4,398) $ (8,032) $ (31,474)
Shares:
Sold ............................. 2,696 360 2,284 32,871 74 118 852 1,476 1,370
Reinvested ........................ 804 102 1,345 8,208 19 30 305 260 535
Redeemed .........................
(2,660) (469) (4,223) (32,781) (221) (183) (1,409) (2,184) (3,795)
Net Increase (Decrease) ...............
840 (7) (594) 8,298 (128) (35) (252) (448) (1,890)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 73,055 $ 14,673 $ 43,620 $ 821,894 $ 2,428 $ 2,421 $ 21,658 $ 27,270 $ 37,507
Reinvested ........................ 23,705 3,594 41,668 239,122 874 1,250 10,837 9,363 21,590
Redeemed .........................
(71,796) (20,931) (92,724) (873,029) (5,647) (7,191) (55,465) (55,454) (129,570)
Net Increase (Decrease) ...............
$ 24,964 $ (2,664) $ (7,436) $ 187,987 $ (2,345) $ (3,520) $ (22,970) $ (18,821) $ (70,473)
Shares:
Sold ............................. 4,172 857 2,474 47,559 135 137 1,223 1,538 2,094
Reinvested ........................ 1,509 234 2,681 15,236 56 79 689 594 1,356
Redeemed .........................
(4,045) (1,238) (5,277) (49,499) (315) (409) (3,122) (3,165) (7,427)
Net Increase (Decrease) ...............
1,636 (147) (122) 13,296 (124) (193) (1,210) (1,033) (3,977)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (16,123) $ (2,005) $ (26,269) $ (161,818) $ (383) $ (588) $ (6,024) $ (5,151) $ (10,704)
Total Dividends and Distributions
$ (16,123) $ (2,005) $ (26,269) $ (161,818) $ (383) $ (588) $ (6,024) $ (5,151) $ (10,704)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (24,106) $ (3,663) $ (41,712) $ (239,126) $ (874) $ (1,250) $ (10,837) $ (9,377) $ (21,602)
Total Dividends and Distributions
$ (24,106) $ (3,663) $ (41,712) $ (239,126) $ (874) $ (1,250) $ (10,837) $ (9,377) $ (21,602)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Value Fund III
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 16,958 $ 47,614
Net realized gain (loss) on investments and futures ................................................................................ (23,115) 88,423
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(298,958) 107,800
Net Increase (Decrease) in Net Assets Resulting from Operations (305,115) 243,837
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (138,725) (195,628)
Total Dividends and Distributions (138,725) (195,628)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
75,021 33,215
Total Increase (Decrease) in Net Assets (368,819) 81,424
Net Assets
Beginning of period .................................................................................................................
2,166,596 2,085,172
End of period .......................................................................................................................
$ 1,797,777 $ 2,166,596
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................................................ $ 3,416 $ 132,832 $ 387 $ 233 $ 1,210 $ 127 $ 958
Reinvested ........................................... 4,620 132,561 214 117 319 248 643
Redeemed ............................................
(6,172) (189,794) (960) (586) (1,825) (1,647) (1,880)
Net Increase (Decrease) ..................................
$ 1,864 $ 75,599 $ (359) $ (236) $ (296) $ (1,272) $ (279)
Shares:
Sold ................................................ 237 8,265 26 14 87 8 61
Reinvested ........................................... 273 7,721 13 7 18 15 37
Redeemed ............................................
(408) (11,544) (60) (36) (127) (121) (122)
Net Increase (Decrease) ..................................
102 4,442 (21) (15) (22) (98) (24)
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 2,846 $ 197,041 $ 372 $ 180 $ 860 $ 542 $ 2,597
Reinvested ........................................... 6,716 186,371 377 192 504 450 1,014
Redeemed ............................................
(9,547) (348,093) (868) (445) (1,962) (1,886) (4,046)
Net Increase (Decrease) ..................................
$ 15 $ 35,319 $ (119) $ (73) $ (598) $ (894) $ (435)
Shares:
Sold ................................................ 175 12,118 23 11 51 32 159
Reinvested ........................................... 468 12,797 26 13 33 31 69
Redeemed ............................................
(595) (21,667) (53) (27) (119) (118) (252)
Net Increase (Decrease) ..................................
48 3,248 (4) (3) (35) (55) (24)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments .... $ (4,622) $ (132,562) $ (214) $ (117) $ (319) $ (248) $ (643)
Total Dividends and Distributions
$ (4,622) $ (132,562) $ (214) $ (117) $ (319) $ (248) $ (643)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (6,719) $ (186,372) $ (377) $ (192) $ (504) $ (450) $ (1,014)
Total Dividends and Distributions
$ (6,719) $ (186,372) $ (377) $ (192) $ (504) $ (450) $ (1,014)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 50,251 $ 45,478
Net realized gain (loss) on investments ............................................................................................. 111,283 835,172
Net change in unrealized appreciation/depreciation of investments ................................................................
(1,886,964) 3,057,938
Net Increase (Decrease) in Net Assets Resulting from Operations (1,725,430) 3,938,588
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (826,248) (1,485,719)
Total Dividends and Distributions (826,248) (1,485,719)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,296,896 163,549
Total Increase (Decrease) in Net Assets (1,254,782) 2,616,418
Net Assets
Beginning of period .................................................................................................................
17,371,410 14,754,992
End of period .......................................................................................................................
$ 16,116,628 $ 17,371,410
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ..................... $ 113,427 $ 9,637 $ 5,418 $ 2,315,318 $ 5,493 $ 3,299 $ 9,544 $ 8,772 $ 54,222 $ 1,704,950
Reinvested ................ 70,903 9,601 16,080 442,566 4,688 1,002 3,605 3,433 18,239 105,411
Redeemed .................
(178,036) (26,530) (21,688) (2,816,473) (9,677) (5,839) (16,780) (12,830) (86,279) (434,580)
Net Increase (Decrease) .......
$ 6,294 $ (7,292) $ (190) $ (58,589) $ 504 $ (1,538) $ (3,631) $ (625) $ (13,818) $ 1,375,781
Shares:
Sold ..................... 4,091 391 214 83,434 210 122 350 312 1,874 57,197
Reinvested ................ 2,385 367 563 14,459 173 36 125 113 605 3,446
Redeemed .................
(6,442) (1,093) (827) (97,811) (395) (222) (617) (452) (3,014) (15,019)
Net Increase (Decrease) .......
34 (335) (50) 82 (12) (64) (142) (27) (535) 45,624
Year Ended October 31, 2019
Dollars:
Sold ..................... $ 164,540 $ 7,722 $ 2,632 $ 2,690,232 $ 6,335 $ 4,035 $ 13,055 $ 16,292 $ 80,210 $ 1,020,991
Reinvested ................ 136,988 24,372 29,463 884,102 9,032 2,262 10,368 8,952 34,089 77,955
Redeemed .................
(341,346) (82,835) (29,614) (3,950,842) (11,741) (9,347) (52,540) (50,376) (117,209) (414,228)
Net Increase (Decrease) .......
$ (39,818) $ (50,741) $ 2,481 $ (376,508) $ 3,626 $ (3,050) $ (29,117) $ (25,132) $ (2,910) $ 684,718
Shares:
Sold ..................... 6,140 345 100 98,119 254 158 493 593 2,886 36,346
Reinvested ................ 6,224 1,240 1,394 39,155 446 110 483 399 1,531 3,454
Redeemed .................
(12,645) (3,475) (1,153) (147,257) (478) (368) (2,002) (1,771) (4,443) (15,085)
Net Increase (Decrease) .......
(281) (1,890) 341 (9,983) 222 (100) (1,026) (779) (26) 24,715
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2020
From net investment income and
net realized gain on investments . $ (75,669) $ (11,140) $ (16,087) $ (526,857) $ (4,690) $ (1,045) $ (3,605) $ (3,436) $ (18,294) $ (165,425)
Total Dividends and Distributions
$ (75,669) $ (11,140) $ (16,087) $ (526,857) $ (4,690) $ (1,045) $ (3,605) $ (3,436) $ (18,294) $ (165,425)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments . $ (147,100) $ (27,873) $ (29,473) $ (1,070,000) $ (9,037) $ (2,417) $ (10,369) $ (8,955) $ (34,190) $ (146,305)
Total Dividends and Distributions
$ (147,100) $ (27,873) $ (29,473) $ (1,070,000) $ (9,037) $ (2,417) $ (10,369) $ (8,955) $ (34,190) $ (146,305)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Growth Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ (292) $ (730)
Net realized gain (loss) on investments ............................................................................................. 4,171 8,744
Net change in unrealized appreciation/depreciation of investments ................................................................
(3,350) 8,923
Net Increase (Decrease) in Net Assets Resulting from Operations 529 16,937
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (7,882) (23,588)
Total Dividends and Distributions (7,882) (23,588)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(11,130) (8,571)
Total Increase (Decrease) in Net Assets (18,483) (15,222)
Net Assets
Beginning of period .................................................................................................................
164,304 179,526
End of period .......................................................................................................................
$ 145,821 $ 164,304
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................................................ $ 8,628 $ 5,961 $ 307 $ 182 $ 1,436 $ 560 $ 1,837
Reinvested ........................................... 3,915 2,128 70 70 507 173 893
Redeemed ............................................
(12,483) (15,343) (302) (376) (2,515) (707) (6,071)
Net Increase (Decrease) ..................................
$ 60 $ (7,254) $ 75 $ (124) $ (572) $ 26 $ (3,341)
Shares:
Sold ................................................ 1,375 724 47 26 199 66 210
Reinvested ........................................... 608 246 11 10 64 20 100
Redeemed ............................................
(2,074) (1,880) (49) (53) (339) (85) (737)
Net Increase (Decrease) ..................................
(91) (910) 9 (17) (76) 1 (427)
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 12,190 $ 15,114 $ 432 $ 618 $ 2,038 $ 894 $ 3,821
Reinvested ........................................... 10,365 6,789 215 194 1,680 626 2,765
Redeemed ............................................
(15,569) (35,893) (666) (1,062) (4,762) (2,230) (6,130)
Net Increase (Decrease) ..................................
$ 6,986 $ (13,990) $ (19) $ (250) $ (1,044) $ (710) $ 456
Shares:
Sold ................................................ 1,905 1,833 65 91 261 106 435
Reinvested ........................................... 2,013 997 40 33 266 93 392
Redeemed ............................................
(2,444) (4,263) (102) (149) (630) (274) (710)
Net Increase (Decrease) ..................................
1,474 (1,433) 3 (25) (103) (75) 117
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments .... $ (3,916) $ (2,215) $ (70) $ (108) $ (507) $ (173) $ (893)
Total Dividends and Distributions
$ (3,916) $ (2,215) $ (70) $ (108) $ (507) $ (173) $ (893)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (10,368) $ (7,567) $ (215) $ (367) $ (1,680) $ (626) $ (2,765)
Total Dividends and Distributions
$ (10,368) $ (7,567) $ (215) $ (367) $ (1,680) $ (626) $ (2,765)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Growth Fund III
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ (1,349) $ (2,257)
Net realized gain (loss) on investments and futures ................................................................................ 33,517 89,836
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(43,755) 84,007
Net Increase (Decrease) in Net Assets Resulting from Operations (11,587) 171,586
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (86,444) (100,097)
Total Dividends and Distributions (86,444) (100,097)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
19,161 1,973
Total Increase (Decrease) in Net Assets (78,870) 73,462
Net Assets
Beginning of period .................................................................................................................
1,088,395 1,014,933
End of period .......................................................................................................................
$ 1,009,525 $ 1,088,395
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................................................ $ 3,956 $ 46,524 $ 174 $ 245 $ 820 $ 179 $ 1,648
Reinvested ........................................... 4,328 80,839 138 171 222 257 489
Redeemed ............................................
(6,064) (109,440) (306) (641) (1,762) (932) (1,684)
Net Increase (Decrease) ..................................
$ 2,220 $ 17,923 $ 6 $ (225) $ (720) $ (496) $ 453
Shares:
Sold ................................................ 448 4,122 21 25 80 17 136
Reinvested ........................................... 478 6,868 15 18 21 23 41
Redeemed ............................................
(713) (9,162) (32) (66) (177) (92) (143)
Net Increase (Decrease) ..................................
213 1,828 4 (23) (76) (52) 34
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 3,641 $ 61,476 $ 209 $ 288 $ 1,400 $ 375 $ 1,324
Reinvested ........................................... 4,398 93,995 206 195 312 373 618
Redeemed ............................................
(5,330) (153,196) (680) (554) (2,315) (1,527) (3,235)
Net Increase (Decrease) ..................................
$ 2,709 $ 2,275 $ (265) $ (71) $ (603) $ (779) $ (1,293)
Shares:
Sold ................................................ 393 5,401 23 29 131 33 119
Reinvested ........................................... 590 9,968 28 25 36 42 65
Redeemed ............................................
(590) (13,595) (77) (59) (224) (146) (283)
Net Increase (Decrease) ..................................
393 1,774 (26) (5) (57) (71) (99)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments .... $ (4,328) $ (80,839) $ (138) $ (171) $ (222) $ (257) $ (489)
Total Dividends and Distributions
$ (4,328) $ (80,839) $ (138) $ (171) $ (222) $ (257) $ (489)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (4,398) $ (93,995) $ (206) $ (195) $ (312) $ (373) $ (618)
Total Dividends and Distributions
$ (4,398) $ (93,995) $ (206) $ (195) $ (312) $ (373) $ (618)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap S&P 400 Index Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 9,076 $ 17,692
Net realized gain (loss) on investments and futures ................................................................................ 76,795 77,535
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(236,706) 22,392
Net Increase (Decrease) in Net Assets Resulting from Operations (150,835) 117,619
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (77,783) (120,996)
Total Dividends and Distributions (77,783) (120,996)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(107,728) (17,684)
Total Increase (Decrease) in Net Assets (336,346) (21,061)
Net Assets
Beginning of period .................................................................................................................
1,298,530 1,319,591
End of period .......................................................................................................................
$ 962,184 $ 1,298,530
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 9,206 $ 40,437 $ 574 $ 969 $ 6,554 $ 7,546 $ 11,104 $ 105,430
Reinvested .................................. 7,425 20,376 336 486 4,586 3,324 7,609 33,561
Redeemed ...................................
(15,947) (165,384) (2,264) (2,160) (15,931) (13,098) (26,545) (125,922)
Net Increase (Decrease) .........................
$ 684 $ (104,571) $ (1,354) $ (705) $ (4,791) $ (2,228) $ (7,832) $ 13,069
Shares:
Sold ....................................... 573 2,367 30 52 365 402 601 6,599
Reinvested .................................. 377 1,001 17 23 221 160 362 1,650
Redeemed ...................................
(939) (8,845) (121) (111) (831) (685) (1,373) (6,580)
Net Increase (Decrease) .........................
11 (5,477) (74) (36) (245) (123) (410) 1,669
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 11,515 $ 160,915 $ 1,514 $ 2,091 $ 18,064 $ 18,790 $ 29,316 $ 212,418
Reinvested .................................. 11,395 38,516 860 1,463 8,183 5,854 16,092 38,602
Redeemed ...................................
(21,326) (267,128) (4,484) (10,666) (33,986) (31,061) (87,146) (137,475)
Net Increase (Decrease) .........................
$ 1,584 $ (67,697) $ (2,110) $ (7,112) $ (7,739) $ (6,417) $ (41,738) $ 113,545
Shares:
Sold ....................................... 608 8,193 79 104 898 949 1,459 11,421
Reinvested .................................. 682 2,234 50 83 467 332 906 2,241
Redeemed ...................................
(1,127) (13,622) (233) (534) (1,723) (1,576) (4,410) (6,976)
Net Increase (Decrease) .........................
163 (3,195) (104) (347) (358) (295) (2,045) 6,686
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (7,434) $ (20,440) $ (336) $ (486) $ (4,586) $ (3,324) $ (7,614) $ (33,563)
Total Dividends and Distributions
$ (7,434) $ (20,440) $ (336) $ (486) $ (4,586) $ (3,324) $ (7,614) $ (33,563)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (11,408) $ (38,525) $ (860) $ (1,463) $ (8,183) $ (5,854) $ (16,100) $ (38,603)
Total Dividends and Distributions
$ (11,408) $ (38,525) $ (860) $ (1,463) $ (8,183) $ (5,854) $ (16,100) $ (38,603)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Value Fund I
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 21,079 $ 22,502
Net realized gain (loss) on investments and futures ................................................................................ 54,159 92,866
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(464,091) 26,620
Net Increase (Decrease) in Net Assets Resulting from Operations (388,853) 141,988
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (127,497) (99,895)
Total Dividends and Distributions (127,497) (99,895)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
59,781 1,518,601
Total Increase (Decrease) in Net Assets (456,569) 1,560,694
Net Assets
Beginning of period .................................................................................................................
2,501,397 940,703
End of period .......................................................................................................................
$ 2,044,828 $ 2,501,397
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 3,824 $ 3,522 $ 46,007 $ 256 $ 196 $ 1,429 $ 1,087 $ 1,934 $ 78,404
Reinvested ........................ 1,257 7,619 13,115 107 128 618 658 1,319 102,537
Redeemed .........................
(4,002) (11,336) (51,887) (721) (669) (2,297) (2,858) (6,006) (124,460)
Net Increase (Decrease) ...............
$ 1,079 $ (195) $ 7,235 $ (358) $ (345) $ (250) $ (1,113) $ (2,753) $ 56,481
Shares:
Sold ............................. 299 284 3,790 21 14 130 86 151 6,152
Reinvested ........................ 88 536 912 8 9 44 46 92 7,119
Redeemed .........................
(318) (905) (3,844) (56) (50) (190) (221) (436) (9,247)
Net Increase (Decrease) ...............
69 (85) 858 (27) (27) (16) (89) (193) 4,024
Year Ended October 31, 2019
(a)
Dollars:
Sold ............................. $ 3,421 $ 2,693 $ 122,583 $ 231 $ 229 $ 2,049 $ 3,436 $ 2,972 $ 1,263,534
Issued in acquisitions ................. 25,751 90,458 56,528 251 957 6,863 4,747 8,965 820,438
Reinvested ........................ – 6,856 87,757 331 258 912 871 2,803 –
Redeemed .........................
(3,836) (13,982) (781,257) (1,174) (1,060) (5,666) (4,343) (12,494) (173,481)
Net Increase (Decrease) ...............
$ 25,336 $ 86,025 $ (514,389) $ (361) $ 384 $ 4,158 $ 4,711 $ 2,246 $ 1,910,491
Shares:
Sold ............................. 247 195 8,983 18 18 153 253 216 91,519
Issued in acquisitions ................. 1,858 6,604 4,084 19 71 502 347 651 59,180
Reinvested ........................ – 579 7,312 29 22 77 74 236 –
Redeemed .........................
(277) (1,030) (57,182) (91) (82) (420) (325) (947) (12,517)
Net Increase (Decrease) ...............
1,828 6,348 (36,803) (25) 29 312 349 156 138,182
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (1,269) $ (7,625) $ (13,232) $ (107) $ (132) $ (618) $ (658) $ (1,319) $ (102,537)
Total Dividends and Distributions
$ (1,269) $ (7,625) $ (13,232) $ (107) $ (132) $ (618) $ (658) $ (1,319) $ (102,537)
Year Ended October 31, 2019
(a)
From net investment income and net realized
gain on investments .................. $ – $ (6,867) $ (87,845) $ (331) $ (266) $ (912) $ (871) $ (2,803) $ –
Total Dividends and Distributions
$ – $ (6,867) $ (87,845) $ (331) $ (266) $ (912) $ (871) $ (2,803) $ –
(a)
Period from April 2, 2019, date operations commenced, through October 31, 2019 for Class A and R-6 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Money Market Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 3,228 $ 9,593
Net realized gain (loss) on investments ............................................................................................. – 128
Net change in unrealized appreciation/depreciation of investments ................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 3,228 9,721
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (3,228) (9,721)
Total Dividends and Distributions (3,228) (9,721)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
230,810 31,009
Total Increase (Decrease) in Net Assets 230,810 31,009
Net Assets
Beginning of period .................................................................................................................
520,591 489,582
End of period .......................................................................................................................
$ 751,401 $ 520,591
Class A Class J
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................................................................................................. $ 218,667 $ 285,319
Reinvested ............................................................................................ 1,492 1,673
Redeemed .............................................................................................
(132,779) (143,562)
Net Increase (Decrease) ...................................................................................
$ 87,380 $ 143,430
Shares:
Sold ................................................................................................. 218,667 285,319
Reinvested ............................................................................................ 1,492 1,673
Redeemed .............................................................................................
(132,779) (143,562)
Net Increase (Decrease) ...................................................................................
87,380 143,430
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 202,489 $ 148,381
Reinvested ............................................................................................ 4,651 4,918
Redeemed .............................................................................................
(196,857) (132,573)
Net Increase (Decrease) ...................................................................................
$ 10,283 $ 20,726
Shares:
Sold ................................................................................................. 202,489 148,381
Reinvested ............................................................................................ 4,651 4,918
Redeemed .............................................................................................
(196,857) (132,573)
Net Increase (Decrease) ...................................................................................
10,283 20,726
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ..................................................... $ (1,522) $ (1,706)
Total Dividends and Distributions
$ (1,522) $ (1,706)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (4,738) $ (4,983)
Total Dividends and Distributions
$ (4,738) $ (4,983)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Overseas Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 23,105 $ 82,273
Net realized gain (loss) on investments , foreign currencies and futures ............................................................ (230,491) (90,385)
Net change in unrealized appreciation/depreciation of investments , futures and translation of assets & liabilities in foreign currencies ......................................................................................................................
(376,185) 139,123
Net Increase (Decrease) in Net Assets Resulting from Operations (583,571) 131,011
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (81,460) (248,680)
Total Dividends and Distributions (81,460) (248,680)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
450,656 (221,217)
Total Increase (Decrease) in Net Assets (214,375) (338,886)
Net Assets
Beginning of period .................................................................................................................
2,582,609 2,921,495
End of period .......................................................................................................................
$ 2,368,234 $ 2,582,609
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .......................................................... $ 529,226 $ 1 $ – $ 326 $ 22 $ 64
Reinvested ..................................................... 81,412 – – 15 15 18
Redeemed ......................................................
(160,296) (1) – (137) – (9)
Net Increase (Decrease) ............................................
$ 450,342 $ – $ – $ 204 $ 37 $ 73
Shares:
Sold .......................................................... 59,285 – – 44 3 7
Reinvested ..................................................... 8,125 – – 2 1 2
Redeemed ......................................................
(16,889) – – (20) – (2)
Net Increase (Decrease) ............................................
50,521 – – 26 4 7
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 253,967 $ 1 $ – $ 121 $ 27 $ 49
Reinvested ..................................................... 248,546 1 1 43 40 48
Redeemed ......................................................
(723,784) (2) – (163) – (112)
Net Increase (Decrease) ............................................
$ (221,271) $ – $ 1 $ 1 $ 67 $ (15)
Shares:
Sold .......................................................... 27,151 – – 13 3 5
Reinvested ..................................................... 28,659 – – 5 5 6
Redeemed ......................................................
(77,979) – – (18) – (12)
Net Increase (Decrease) ............................................
(22,169) – – – 8 (1)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments .............. $ (81,412) $ – $ – $ (15) $ (15) $ (18)
Total Dividends and Distributions
$ (81,412) $ – $ – $ (15) $ (15) $ (18)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (248,547) $ (1) $ (1) $ (43) $ (40) $ (48)
Total Dividends and Distributions
$ (248,547) $ (1) $ (1) $ (43) $ (40) $ (48)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 9,983 $ 21,543
Net realized gain (loss) on investments ............................................................................................. 32,658 144,409
Net change in unrealized appreciation/depreciation of investments ................................................................
(131,572) 115,262
Net Increase (Decrease) in Net Assets Resulting from Operations (88,931) 281,214
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (147,162) (547,640)
Total Dividends and Distributions (147,162) (547,640)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
30,416 290,807
Total Increase (Decrease) in Net Assets (205,677) 24,381
Net Assets
Beginning of period .................................................................................................................
1,787,455 1,763,074
End of period .......................................................................................................................
$ 1,581,778 $ 1,787,455
Class A Class C Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 20,738 $ 2,228 $ 52,095 $ 239 $ 108 $ 764 $ 2,099 $ 5,571
Reinvested .................................. 80,100 4,432 56,157 141 101 1,185 1,305 2,830
Redeemed ...................................
(72,574) (5,560) (102,619) (363) (1,377) (2,702) (5,342) (9,140)
Net Increase (Decrease) .........................
$ 28,264 $ 1,100 $ 5,633 $ 17 $ (1,168) $ (753) $ (1,938) $ (739)
Shares:
Sold ....................................... 447 75 1,043 5 2 16 45 119
Reinvested .................................. 1,621 140 1,101 3 2 24 26 56
Redeemed ...................................
(1,566) (192) (2,134) (8) (28) (57) (108) (186)
Net Increase (Decrease) .........................
502 23 10 – (24) (17) (37) (11)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 42,317 $ 3,878 $ 142,531 $ 310 $ 483 $ 2,149 $ 2,697 $ 6,589
Reinvested .................................. 278,304 19,350 223,236 666 575 4,983 5,398 10,526
Redeemed ...................................
(147,369) (22,354) (254,524) (1,186) (1,667) (5,748) (6,335) (14,002)
Net Increase (Decrease) .........................
$ 173,252 $ 874 $ 111,243 $ (210) $ (609) $ 1,384 $ 1,760 $ 3,113
Shares:
Sold ....................................... 905 121 2,608 6 11 44 54 141
Reinvested .................................. 6,806 704 5,300 16 14 122 131 253
Redeemed ...................................
(3,098) (725) (5,386) (24) (33) (120) (138) (280)
Net Increase (Decrease) .........................
4,613 100 2,522 (2) (8) 46 47 114
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (80,938) $ (4,476) $ (56,168) $ (141) $ (119) $ (1,185) $ (1,305) $ (2,830)
Total Dividends and Distributions
$ (80,938) $ (4,476) $ (56,168) $ (141) $ (119) $ (1,185) $ (1,305) $ (2,830)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (282,366) $ (19,604) $ (223,276) $ (666) $ (820) $ (4,983) $ (5,398) $ (10,527)
Total Dividends and Distributions
$ (282,366) $ (19,604) $ (223,276) $ (666) $ (820) $ (4,983) $ (5,398) $ (10,527)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2010 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 11,535 $ 21,351
Net realized gain (loss) on investments ............................................................................................. 10,255 36,184
Net change in unrealized appreciation/depreciation of investments ................................................................
(27,345) 12,294
Net Increase (Decrease) in Net Assets Resulting from Operations (5,555) 69,829
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (48,421) (61,532)
Total Dividends and Distributions (48,421) (61,532)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
17,491 (89,649)
Total Increase (Decrease) in Net Assets (36,485) (81,352)
Net Assets
Beginning of period .................................................................................................................
727,034 808,386
End of period .......................................................................................................................
$ 690,549 $ 727,034
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 784 $ 4,694 $ 27,465 $ 298 $ 392 $ 1,242 $ 577 $ 2,571
Reinvested .................................. 1,738 14,032 28,123 232 196 1,570 743 1,763
Redeemed ...................................
(2,350) (15,716) (38,592) (500) (1,056) (4,208) (2,062) (4,445)
Net Increase (Decrease) .........................
$ 172 $ 3,010 $ 16,996 $ 30 $ (468) $ (1,396) $ (742) $ (111)
Shares:
Sold ....................................... 62 377 2,177 25 31 98 47 203
Reinvested .................................. 133 1,088 2,171 18 15 122 57 137
Redeemed ...................................
(184) (1,252) (3,049) (39) (83) (326) (166) (363)
Net Increase (Decrease) .........................
11 213 1,299 4 (37) (106) (62) (23)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 1,578 $ 4,069 $ 48,307 $ 405 $ 431 $ 2,006 $ 3,482 $ 2,746
Reinvested .................................. 1,999 16,644 35,501 335 405 2,099 1,249 3,273
Redeemed ...................................
(3,554) (26,799) (138,272) (1,598) (3,059) (8,331) (9,382) (23,183)
Net Increase (Decrease) .........................
$ 23 $ (6,086) $ (54,464) $ (858) $ (2,223) $ (4,226) $ (4,651) $ (17,164)
Shares:
Sold ....................................... 121 319 3,736 30 34 159 268 213
Reinvested .................................. 163 1,371 2,912 28 33 173 103 270
Redeemed ...................................
(274) (2,092) (10,772) (127) (232) (651) (734) (1,792)
Net Increase (Decrease) .........................
10 (402) (4,124) (69) (165) (319) (363) (1,309)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (1,744) $ (14,050) $ (28,123) $ (232) $ (196) $ (1,570) $ (743) $ (1,763)
Total Dividends and Distributions
$ (1,744) $ (14,050) $ (28,123) $ (232) $ (196) $ (1,570) $ (743) $ (1,763)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (2,005) $ (16,665) $ (35,501) $ (335) $ (405) $ (2,099) $ (1,249) $ (3,273)
Total Dividends and Distributions
$ (2,005) $ (16,665) $ (35,501) $ (335) $ (405) $ (2,099) $ (1,249) $ (3,273)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2015 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 6,159 $ 11,893
Net realized gain (loss) on investments ............................................................................................. 6,266 42,529
Net change in unrealized appreciation/depreciation of investments ................................................................
(18,836) (15,424)
Net Increase (Decrease) in Net Assets Resulting from Operations (6,411) 38,998
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (44,920) (39,861)
Total Dividends and Distributions (44,920) (39,861)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
18,468 (107,232)
Total Increase (Decrease) in Net Assets (32,863) (108,095)
Net Assets
Beginning of period .................................................................................................................
383,487 491,582
End of period .......................................................................................................................
$ 350,624 $ 383,487
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .......................................................... $ 30,841 $ 239 $ 281 $ 1,912 $ 811 $ 1,354
Reinvested ..................................................... 34,502 410 284 4,119 2,085 3,505
Redeemed ......................................................
(46,132) (593) (735) (5,473) (3,473) (5,469)
Net Increase (Decrease) ............................................
$ 19,211 $ 56 $ (170) $ 558 $ (577) $ (610)
Shares:
Sold .......................................................... 3,242 27 30 211 88 145
Reinvested ..................................................... 3,637 45 30 446 224 376
Redeemed ......................................................
(5,001) (65) (79) (609) (380) (595)
Net Increase (Decrease) ............................................
1,878 7 (19) 48 (68) (74)
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 37,005 $ 306 $ 757 $ 3,446 $ 1,634 $ 3,707
Reinvested ..................................................... 29,686 337 299 3,631 1,798 4,100
Redeemed ......................................................
(136,409) (1,355) (2,444) (19,346) (8,957) (25,427)
Net Increase (Decrease) ............................................
$ (69,718) $ (712) $ (1,388) $ (12,269) $ (5,525) $ (17,620)
Shares:
Sold .......................................................... 3,799 32 81 356 167 381
Reinvested ..................................................... 3,210 37 33 403 198 450
Redeemed ......................................................
(14,170) (141) (253) (2,004) (929) (2,621)
Net Increase (Decrease) ............................................
(7,161) (72) (139) (1,245) (564) (1,790)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments .............. $ (34,517) $ (410) $ (284) $ (4,119) $ (2,085) $ (3,505)
Total Dividends and Distributions
$ (34,517) $ (410) $ (284) $ (4,119) $ (2,085) $ (3,505)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (29,696) $ (337) $ (299) $ (3,631) $ (1,798) $ (4,100)
Total Dividends and Distributions
$ (29,696) $ (337) $ (299) $ (3,631) $ (1,798) $ (4,100)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 64,650 $ 107,773
Net realized gain (loss) on investments ............................................................................................. 74,887 268,109
Net change in unrealized appreciation/depreciation of investments ................................................................
(244,855) 44,808
Net Increase (Decrease) in Net Assets Resulting from Operations (105,318) 420,690
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (324,723) (285,179)
Total Dividends and Distributions (324,723) (285,179)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
17,739 (564,400)
Total Increase (Decrease) in Net Assets (412,302) (428,889)
Net Assets
Beginning of period .................................................................................................................
3,973,854 4,402,743
End of period .......................................................................................................................
$ 3,561,552 $ 3,973,854
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 5,987 $ 18,591 $ 62,822 $ 506 $ 1,149 $ 3,955 $ 3,713 $ 10,358
Reinvested .................................. 7,817 71,943 210,631 1,430 1,553 9,582 5,590 15,606
Redeemed ...................................
(9,150) (78,943) (251,884) (3,272) (5,629) (18,710) (19,982) (25,924)
Net Increase (Decrease) .........................
$ 4,654 $ 11,591 $ 21,569 $ (1,336) $ (2,927) $ (5,173) $ (10,679) $ 40
Shares:
Sold ....................................... 436 1,389 4,657 37 86 292 273 767
Reinvested .................................. 563 5,249 15,278 105 113 702 409 1,138
Redeemed ...................................
(693) (6,024) (19,320) (238) (416) (1,398) (1,529) (1,945)
Net Increase (Decrease) .........................
306 614 615 (96) (217) (404) (847) (40)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 8,216 $ 37,610 $ 118,879 $ 2,262 $ 3,433 $ 12,046 $ 7,679 $ 28,590
Reinvested .................................. 6,038 57,361 187,516 1,487 1,390 8,900 7,033 15,026
Redeemed ...................................
(16,260) (127,040) (704,055) (10,091) (10,407) (49,545) (56,769) (93,699)
Net Increase (Decrease) .........................
$ (2,006) $ (32,069) $ (397,660) $ (6,342) $ (5,584) $ (28,599) $ (42,057) $ (50,083)
Shares:
Sold ....................................... 595 2,743 8,922 166 254 896 565 2,105
Reinvested .................................. 472 4,544 14,769 118 110 708 559 1,189
Redeemed ...................................
(1,180) (9,330) (52,808) (755) (767) (3,684) (4,231) (6,855)
Net Increase (Decrease) .........................
(113) (2,043) (29,117) (471) (403) (2,080) (3,107) (3,561)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (8,164) $ (72,008) $ (210,682) $ (1,430) $ (1,649) $ (9,586) $ (5,590) $ (15,614)
Total Dividends and Distributions
$ (8,164) $ (72,008) $ (210,682) $ (1,430) $ (1,649) $ (9,586) $ (5,590) $ (15,614)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (6,314) $ (57,416) $ (187,548) $ (1,487) $ (1,449) $ (8,902) $ (7,033) $ (15,030)
Total Dividends and Distributions
$ (6,314) $ (57,416) $ (187,548) $ (1,487) $ (1,449) $ (8,902) $ (7,033) $ (15,030)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2025 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 25,525 $ 38,024
Net realized gain (loss) on investments ............................................................................................. 36,232 82,363
Net change in unrealized appreciation/depreciation of investments ................................................................
(122,815) 43,098
Net Increase (Decrease) in Net Assets Resulting from Operations (61,058) 163,485
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (101,273) (89,430)
Total Dividends and Distributions (101,273) (89,430)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
117,314 (162,961)
Total Increase (Decrease) in Net Assets (45,017) (88,906)
Net Assets
Beginning of period .................................................................................................................
1,495,354 1,584,260
End of period .......................................................................................................................
$ 1,450,337 $ 1,495,354
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .......................................................... $ 126,603 $ 1,117 $ 1,158 $ 5,800 $ 5,033 $ 9,609
Reinvested ..................................................... 79,752 635 739 8,470 3,992 7,449
Redeemed ......................................................
(81,875) (3,061) (2,643) (14,347) (12,306) (18,811)
Net Increase (Decrease) ............................................
$ 124,480 $ (1,309) $ (746) $ (77) $ (3,281) $ (1,753)
Shares:
Sold .......................................................... 11,178 104 107 533 457 861
Reinvested ..................................................... 6,923 57 66 752 351 652
Redeemed ......................................................
(7,566) (278) (258) (1,348) (1,116) (1,665)
Net Increase (Decrease) ............................................
10,535 (117) (85) (63) (308) (152)
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 146,096 $ 1,583 $ 3,840 $ 15,451 $ 13,107 $ 20,971
Reinvested ..................................................... 68,799 592 721 7,540 4,157 7,448
Redeemed ......................................................
(318,650) (3,365) (6,494) (38,593) (34,277) (51,887)
Net Increase (Decrease) ............................................
$ (103,755) $ (1,190) $ (1,933) $ (15,602) $ (17,013) $ (23,468)
Shares:
Sold .......................................................... 13,353 146 360 1,419 1,188 1,887
Reinvested ..................................................... 6,709 59 72 751 410 732
Redeemed ......................................................
(29,324) (310) (595) (3,543) (3,110) (4,658)
Net Increase (Decrease) ............................................
(9,262) (105) (163) (1,373) (1,512) (2,039)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments .............. $ (79,965) $ (637) $ (760) $ (8,470) $ (3,992) $ (7,449)
Total Dividends and Distributions
$ (79,965) $ (637) $ (760) $ (8,470) $ (3,992) $ (7,449)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (68,959) $ (594) $ (731) $ (7,540) $ (4,158) $ (7,448)
Total Dividends and Distributions
$ (68,959) $ (594) $ (731) $ (7,540) $ (4,158) $ (7,448)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 95,204 $ 128,321
Net realized gain (loss) on investments ............................................................................................. 158,418 275,467
Net change in unrealized appreciation/depreciation of investments ................................................................
(509,142) 207,739
Net Increase (Decrease) in Net Assets Resulting from Operations (255,520) 611,527
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (346,217) (394,095)
Total Dividends and Distributions (346,217) (394,095)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
204,371 (242,682)
Total Increase (Decrease) in Net Assets (397,366) (25,250)
Net Assets
Beginning of period .................................................................................................................
5,478,826 5,504,076
End of period .......................................................................................................................
$ 5,081,460 $ 5,478,826
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 7,410 $ 20,863 $ 137,692 $ 1,310 $ 2,267 $ 8,034 $ 4,187 $ 19,505
Reinvested .................................. 7,271 74,699 232,523 1,180 1,484 8,548 5,058 15,104
Redeemed ...................................
(9,392) (72,591) (186,264) (2,630) (5,106) (17,986) (19,875) (28,920)
Net Increase (Decrease) .........................
$ 5,289 $ 22,971 $ 183,951 $ (140) $ (1,355) $ (1,404) $ (10,630) $ 5,689
Shares:
Sold ....................................... 517 1,482 9,718 94 157 572 290 1,352
Reinvested .................................. 495 5,117 15,874 81 102 587 334 1,033
Redeemed ...................................
(666) (5,285) (13,575) (185) (358) (1,287) (1,390) (2,096)
Net Increase (Decrease) .........................
346 1,314 12,017 (10) (99) (128) (766) 289
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 11,039 $ 33,479 $ 216,475 $ 3,637 $ 2,834 $ 17,189 $ 12,415 $ 41,749
Reinvested .................................. 7,687 81,851 262,927 1,508 1,703 10,746 8,491 18,800
Redeemed ...................................
(14,272) (115,661) (623,817) (8,695) (8,570) (44,526) (64,849) (94,822)
Net Increase (Decrease) .........................
$ 4,454 $ (331) $ (144,415) $ (3,550) $ (4,033) $ (16,591) $ (43,943) $ (34,273)
Shares:
Sold ....................................... 789 2,401 15,831 261 204 1,235 856 2,985
Reinvested .................................. 598 6,405 20,511 119 133 843 642 1,468
Redeemed ...................................
(1,021) (8,252) (45,778) (630) (613) (3,197) (4,520) (6,731)
Net Increase (Decrease) .........................
366 554 (9,436) (250) (276) (1,119) (3,022) (2,278)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (7,599) $ (74,704) $ (232,528) $ (1,180) $ (1,488) $ (8,556) $ (5,058) $ (15,104)
Total Dividends and Distributions
$ (7,599) $ (74,704) $ (232,528) $ (1,180) $ (1,488) $ (8,556) $ (5,058) $ (15,104)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (8,041) $ (81,858) $ (262,936) $ (1,509) $ (1,707) $ (10,753) $ (8,491) $ (18,800)
Total Dividends and Distributions
$ (8,041) $ (81,858) $ (262,936) $ (1,509) $ (1,707) $ (10,753) $ (8,491) $ (18,800)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2035 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 20,984 $ 27,223
Net realized gain (loss) on investments ............................................................................................. 36,300 73,568
Net change in unrealized appreciation/depreciation of investments ................................................................
(127,213) 35,488
Net Increase (Decrease) in Net Assets Resulting from Operations (69,929) 136,279
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (86,141) (82,804)
Total Dividends and Distributions (86,141) (82,804)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
130,757 (71,938)
Total Increase (Decrease) in Net Assets (25,313) (18,463)
Net Assets
Beginning of period .................................................................................................................
1,209,375 1,227,838
End of period .......................................................................................................................
$ 1,184,062 $ 1,209,375
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .......................................................... $ 108,970 $ 684 $ 853 $ 5,403 $ 4,272 $ 7,040
Reinvested ..................................................... 69,034 542 799 5,925 3,130 6,579
Redeemed ......................................................
(47,344) (1,682) (2,244) (6,611) (7,202) (17,391)
Net Increase (Decrease) ............................................
$ 130,660 $ (456) $ (592) $ 4,717 $ 200 $ (3,772)
Shares:
Sold .......................................................... 9,189 62 74 462 364 603
Reinvested ..................................................... 5,621 45 67 491 257 539
Redeemed ......................................................
(4,026) (142) (208) (591) (614) (1,449)
Net Increase (Decrease) ............................................
10,784 (35) (67) 362 7 (307)
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 137,078 $ 1,317 $ 3,278 $ 10,550 $ 9,659 $ 16,994
Reinvested ..................................................... 64,347 630 750 5,918 3,703 7,352
Redeemed ......................................................
(229,643) (4,324) (4,375) (25,987) (27,759) (41,426)
Net Increase (Decrease) ............................................
$ (28,218) $ (2,377) $ (347) $ (9,519) $ (14,397) $ (17,080)
Shares:
Sold .......................................................... 11,801 114 280 914 825 1,446
Reinvested ..................................................... 5,996 60 71 561 348 689
Redeemed ......................................................
(20,007) (375) (378) (2,258) (2,357) (3,495)
Net Increase (Decrease) ............................................
(2,210) (201) (27) (783) (1,184) (1,360)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments .............. $ (69,149) $ (542) $ (816) $ (5,925) $ (3,130) $ (6,579)
Total Dividends and Distributions
$ (69,149) $ (542) $ (816) $ (5,925) $ (3,130) $ (6,579)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (64,436) $ (630) $ (765) $ (5,918) $ (3,703) $ (7,352)
Total Dividends and Distributions
$ (64,436) $ (630) $ (765) $ (5,918) $ (3,703) $ (7,352)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 64,739 $ 80,070
Net realized gain (loss) on investments ............................................................................................. 130,880 222,122
Net change in unrealized appreciation/depreciation of investments ................................................................
(434,045) 130,683
Net Increase (Decrease) in Net Assets Resulting from Operations (238,426) 432,875
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (269,913) (300,183)
Total Dividends and Distributions (269,913) (300,183)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
207,199 (75,506)
Total Increase (Decrease) in Net Assets (301,140) 57,186
Net Assets
Beginning of period .................................................................................................................
3,798,251 3,741,065
End of period .......................................................................................................................
$ 3,497,111 $ 3,798,251
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 5,095 $ 16,087 $ 91,268 $ 1,096 $ 2,383 $ 4,947 $ 3,598 $ 16,438
Reinvested .................................. 6,524 52,980 184,762 947 1,526 6,393 4,570 12,059
Redeemed ...................................
(5,038) (34,570) (109,342) (2,594) (3,808) (10,527) (18,750) (18,845)
Net Increase (Decrease) .........................
$ 6,581 $ 34,497 $ 166,688 $ (551) $ 101 $ 813 $ (10,582) $ 9,652
Shares:
Sold ....................................... 352 1,107 6,132 75 156 339 242 1,100
Reinvested .................................. 428 3,439 11,877 62 99 417 298 780
Redeemed ...................................
(347) (2,410) (7,517) (168) (257) (707) (1,303) (1,278)
Net Increase (Decrease) .........................
433 2,136 10,492 (31) (2) 49 (763) 602
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 8,776 $ 24,912 $ 195,965 $ 2,106 $ 2,823 $ 10,500 $ 9,496 $ 30,766
Reinvested .................................. 6,760 56,074 205,005 1,399 1,534 7,931 7,013 14,270
Redeemed ...................................
(11,906) (58,823) (448,111) (6,366) (5,422) (28,895) (39,773) (61,540)
Net Increase (Decrease) .........................
$ 3,630 $ 22,163 $ (47,141) $ (2,861) $ (1,065) $ (10,464) $ (23,264) $ (16,504)
Shares:
Sold ....................................... 601 1,678 13,424 143 193 714 649 2,097
Reinvested .................................. 513 4,207 15,237 105 115 598 528 1,066
Redeemed ...................................
(818) (3,977) (31,109) (433) (366) (1,977) (2,761) (4,138)
Net Increase (Decrease) .........................
296 1,908 (2,448) (185) (58) (665) (1,584) (975)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (6,660) $ (52,991) $ (184,762) $ (947) $ (1,531) $ (6,393) $ (4,570) $ (12,059)
Total Dividends and Distributions
$ (6,660) $ (52,991) $ (184,762) $ (947) $ (1,531) $ (6,393) $ (4,570) $ (12,059)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (6,926) $ (56,095) $ (205,005) $ (1,399) $ (1,544) $ (7,931) $ (7,013) $ (14,270)
Total Dividends and Distributions
$ (6,926) $ (56,095) $ (205,005) $ (1,399) $ (1,544) $ (7,931) $ (7,013) $ (14,270)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2045 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 15,380 $ 18,006
Net realized gain (loss) on investments ............................................................................................. 28,501 53,131
Net change in unrealized appreciation/depreciation of investments ................................................................
(108,345) 30,228
Net Increase (Decrease) in Net Assets Resulting from Operations (64,464) 101,365
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (61,368) (56,772)
Total Dividends and Distributions (61,368) (56,772)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
102,593 (17,019)
Total Increase (Decrease) in Net Assets (23,239) 27,574
Net Assets
Beginning of period .................................................................................................................
893,921 866,347
End of period .......................................................................................................................
$ 870,682 $ 893,921
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .......................................................... $ 74,512 $ 496 $ 1,074 $ 3,784 $ 2,651 $ 5,229
Reinvested ..................................................... 49,015 314 618 4,426 2,059 4,856
Redeemed ......................................................
(22,245) (1,506) (1,033) (5,486) (4,495) (11,676)
Net Increase (Decrease) ............................................
$ 101,282 $ (696) $ 659 $ 2,724 $ 215 $ (1,591)
Shares:
Sold .......................................................... 6,087 43 89 315 218 429
Reinvested ..................................................... 3,767 25 49 350 161 379
Redeemed ......................................................
(1,795) (121) (91) (449) (374) (920)
Net Increase (Decrease) ............................................
8,059 (53) 47 216 5 (112)
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 110,483 $ 1,136 $ 2,225 $ 8,841 $ 6,274 $ 14,306
Reinvested ..................................................... 44,159 377 612 4,298 2,275 4,969
Redeemed ......................................................
(153,363) (2,463) (3,997) (17,181) (15,149) (24,821)
Net Increase (Decrease) ............................................
$ 1,279 $ (950) $ (1,160) $ (4,042) $ (6,600) $ (5,546)
Shares:
Sold .......................................................... 9,185 95 185 733 515 1,167
Reinvested ..................................................... 3,970 35 57 397 208 454
Redeemed ......................................................
(12,900) (203) (329) (1,438) (1,239) (2,036)
Net Increase (Decrease) ............................................
255 (73) (87) (308) (516) (415)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments .............. $ (49,084) $ (321) $ (622) $ (4,426) $ (2,059) $ (4,856)
Total Dividends and Distributions
$ (49,084) $ (321) $ (622) $ (4,426) $ (2,059) $ (4,856)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (44,223) $ (385) $ (622) $ (4,298) $ (2,275) $ (4,969)
Total Dividends and Distributions
$ (44,223) $ (385) $ (622) $ (4,298) $ (2,275) $ (4,969)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 38,520 $ 44,174
Net realized gain (loss) on investments ............................................................................................. 78,348 135,986
Net change in unrealized appreciation/depreciation of investments ................................................................
(284,672) 80,814
Net Increase (Decrease) in Net Assets Resulting from Operations (167,804) 260,974
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (159,390) (162,841)
Total Dividends and Distributions (159,390) (162,841)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
164,685 (23,857)
Total Increase (Decrease) in Net Assets (162,509) 74,276
Net Assets
Beginning of period .................................................................................................................
2,253,414 2,179,138
End of period .......................................................................................................................
$ 2,090,905 $ 2,253,414
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 5,429 $ 8,895 $ 91,290 $ 1,045 $ 3,230 $ 5,308 $ 3,058 $ 11,580
Reinvested .................................. 5,095 16,928 120,882 639 1,096 4,392 3,053 7,193
Redeemed ...................................
(5,724) (13,978) (70,464) (3,717) (3,096) (7,077) (10,338) (10,034)
Net Increase (Decrease) .........................
$ 4,800 $ 11,845 $ 141,708 $ (2,033) $ 1,230 $ 2,623 $ (4,227) $ 8,739
Shares:
Sold ....................................... 364 628 6,256 72 210 364 209 769
Reinvested .................................. 323 1,113 7,697 41 71 284 196 460
Redeemed ...................................
(383) (996) (4,732) (237) (207) (466) (715) (659)
Net Increase (Decrease) .........................
304 745 9,221 (124) 74 182 (310) 570
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 10,381 $ 12,641 $ 181,526 $ 2,522 $ 2,733 $ 11,189 $ 7,679 $ 16,072
Reinvested .................................. 5,135 16,590 122,336 898 1,017 4,886 3,535 8,350
Redeemed ...................................
(15,638) (22,133) (307,706) (4,506) (5,171) (20,323) (16,455) (39,415)
Net Increase (Decrease) .........................
$ (122) $ 7,098 $ (3,844) $ (1,086) $ (1,421) $ (4,248) $ (5,241) $ (14,993)
Shares:
Sold ....................................... 692 864 12,457 171 185 758 518 1,088
Reinvested .................................. 383 1,278 9,149 68 77 370 266 627
Redeemed ...................................
(1,053) (1,526) (21,205) (309) (345) (1,386) (1,124) (2,650)
Net Increase (Decrease) .........................
22 616 401 (70) (83) (258) (340) (935)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (5,182) $ (16,933) $ (120,898) $ (639) $ (1,100) $ (4,392) $ (3,053) $ (7,193)
Total Dividends and Distributions
$ (5,182) $ (16,933) $ (120,898) $ (639) $ (1,100) $ (4,392) $ (3,053) $ (7,193)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (5,214) $ (16,590) $ (122,346) $ (898) $ (1,022) $ (4,886) $ (3,535) $ (8,350)
Total Dividends and Distributions
$ (5,214) $ (16,590) $ (122,346) $ (898) $ (1,022) $ (4,886) $ (3,535) $ (8,350)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2055 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 8,068 $ 8,102
Net realized gain (loss) on investments ............................................................................................. 14,072 24,222
Net change in unrealized appreciation/depreciation of investments ................................................................
(60,184) 19,234
Net Increase (Decrease) in Net Assets Resulting from Operations (38,044) 51,558
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (28,473) (23,464)
Total Dividends and Distributions (28,473) (23,464)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
65,152 34,300
Total Increase (Decrease) in Net Assets (1,365) 62,394
Net Assets
Beginning of period .................................................................................................................
464,602 402,208
End of period .......................................................................................................................
$ 463,237 $ 464,602
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .......................................................... $ 51,478 $ 375 $ 1,041 $ 3,147 $ 1,481 $ 4,086
Reinvested ..................................................... 23,292 149 245 1,840 871 2,061
Redeemed ......................................................
(15,005) (924) (629) (2,460) (1,579) (4,317)
Net Increase (Decrease) ............................................
$ 59,765 $ (400) $ 657 $ 2,527 $ 773 $ 1,830
Shares:
Sold .......................................................... 3,961 28 82 250 116 314
Reinvested ..................................................... 1,658 11 18 135 63 149
Redeemed ......................................................
(1,100) (68) (54) (192) (118) (319)
Net Increase (Decrease) ............................................
4,519 (29) 46 193 61 144
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 94,891 $ 1,244 $ 1,817 $ 6,941 $ 4,228 $ 8,802
Reinvested ..................................................... 18,505 170 235 1,641 915 1,987
Redeemed ......................................................
(74,697) (1,776) (2,465) (8,540) (7,744) (11,854)
Net Increase (Decrease) ............................................
$ 38,699 $ (362) $ (413) $ 42 $ (2,601) $ (1,065)
Shares:
Sold .......................................................... 7,384 99 143 541 327 676
Reinvested ..................................................... 1,572 15 21 143 79 171
Redeemed ......................................................
(5,911) (140) (190) (676) (588) (911)
Net Increase (Decrease) ............................................
3,045 (26) (26) 8 (182) (64)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments .............. $ (23,303) $ (149) $ (249) $ (1,840) $ (871) $ (2,061)
Total Dividends and Distributions
$ (23,303) $ (149) $ (249) $ (1,840) $ (871) $ (2,061)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (18,513) $ (170) $ (238) $ (1,641) $ (915) $ (1,987)
Total Dividends and Distributions
$ (18,513) $ (170) $ (238) $ (1,641) $ (915) $ (1,987)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 6,494 $ 5,906
Net realized gain (loss) on investments ............................................................................................. 10,597 17,655
Net change in unrealized appreciation/depreciation of investments ................................................................
(49,367) 15,962
Net Increase (Decrease) in Net Assets Resulting from Operations (32,276) 39,523
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (22,201) (14,977)
Total Dividends and Distributions (22,201) (14,977)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
62,939 57,510
Total Increase (Decrease) in Net Assets 8,462 82,056
Net Assets
Beginning of period .................................................................................................................
370,044 287,988
End of period .......................................................................................................................
$ 378,506 $ 370,044
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................................................ $ 1,314 $ 52,758 $ 370 $ 1,336 $ 2,958 $ 1,251 $ 4,722
Reinvested ........................................... 620 19,317 88 140 678 376 981
Redeemed ............................................
(1,327) (15,155) (928) (346) (1,851) (2,334) (2,029)
Net Increase (Decrease) ..................................
$ 607 $ 56,920 $ (470) $ 1,130 $ 1,785 $ (707) $ 3,674
Shares:
Sold ................................................ 96 3,902 28 98 228 91 346
Reinvested ........................................... 42 1,306 6 10 46 26 67
Redeemed ............................................
(99) (1,129) (65) (26) (145) (169) (151)
Net Increase (Decrease) ..................................
39 4,079 (31) 82 129 (52) 262
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 2,276 $ 84,078 $ 1,074 $ 841 $ 3,913 $ 2,510 $ 6,159
Reinvested ........................................... 428 12,830 78 84 486 304 766
Redeemed ............................................
(1,327) (42,965) (783) (967) (3,216) (2,891) (6,168)
Net Increase (Decrease) ..................................
$ 1,377 $ 53,943 $ 369 $ (42) $ 1,183 $ (77) $ 757
Shares:
Sold ................................................ 164 6,116 80 62 286 183 447
Reinvested ........................................... 35 1,039 6 7 40 25 62
Redeemed ............................................
(101) (3,172) (58) (70) (236) (215) (448)
Net Increase (Decrease) ..................................
98 3,983 28 (1) 90 (7) 61
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments .... $ (620) $ (19,318) $ (88) $ (140) $ (678) $ (376) $ (981)
Total Dividends and Distributions
$ (620) $ (19,318) $ (88) $ (140) $ (678) $ (376) $ (981)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (428) $ (12,830) $ (79) $ (84) $ (486) $ (304) $ (766)
Total Dividends and Distributions
$ (428) $ (12,830) $ (79) $ (84) $ (486) $ (304) $ (766)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2065 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 299 $ 195
Net realized gain (loss) on investments ............................................................................................. 421 600
Net change in unrealized appreciation/depreciation of investments ................................................................
(2,401) 860
Net Increase (Decrease) in Net Assets Resulting from Operations (1,681) 1,655
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (694) (312)
Total Dividends and Distributions (694) (312)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
13,353 4,602
Total Increase (Decrease) in Net Assets 10,978 5,945
Net Assets
Beginning of period .................................................................................................................
15,723 9,778
End of period .......................................................................................................................
$ 26,701 $ 15,723
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .......................................................... $ 14,189 $ 90 $ 289 $ 1,618 $ 259 $ 1,375
Reinvested ..................................................... 546 5 9 81 17 36
Redeemed ......................................................
(3,078) (193) (452) (911) (182) (345)
Net Increase (Decrease) ............................................
$ 11,657 $ (98) $ (154) $ 788 $ 94 $ 1,066
Shares:
Sold .......................................................... 1,378 8 27 155 27 128
Reinvested ..................................................... 48 – 1 7 2 3
Redeemed ......................................................
(288) (17) (46) (89) (17) (33)
Net Increase (Decrease) ............................................
1,138 (9) (18) 73 12 98
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 10,425 $ 95 $ 262 $ 1,105 $ 399 $ 617
Reinvested ..................................................... 232 3 4 48 12 13
Redeemed ......................................................
(6,920) (82) (175) (636) (364) (436)
Net Increase (Decrease) ............................................
$ 3,737 $ 16 $ 91 $ 517 $ 47 $ 194
Shares:
Sold .......................................................... 996 9 25 106 38 59
Reinvested ..................................................... 25 – – 5 1 1
Redeemed ......................................................
(652) (8) (17) (61) (34) (42)
Net Increase (Decrease) ............................................
369 1 8 50 5 18
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments .............. $ (546) $ (5) $ (9) $ (81) $ (17) $ (36)
Total Dividends and Distributions
$ (546) $ (5) $ (9) $ (81) $ (17) $ (36)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (232) $ (3) $ (4) $ (48) $ (12) $ (13)
Total Dividends and Distributions
$ (232) $ (3) $ (4) $ (48) $ (12) $ (13)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2015 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 2,067 $ 1,461
Net realized gain (loss) on investments ............................................................................................. 786 839
Net change in unrealized appreciation/depreciation of investments ................................................................
(3,720) 7,802
Net Increase (Decrease) in Net Assets Resulting from Operations (867) 10,102
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (3,164) (1,355)
Total Dividends and Distributions (3,164) (1,355)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
254 43,012
Total Increase (Decrease) in Net Assets (3,777) 51,759
Net Assets
Beginning of period .................................................................................................................
102,550 50,791
End of period .......................................................................................................................
$ 98,773 $ 102,550
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .................................................................... $ 6,641 $ 1,472 $ 17 $ 8 $ 4,003
Reinvested ............................................................... 644 672 1 1 1,846
Redeemed ................................................................
(1,947) (6,737) – – (6,367)
Net Increase (Decrease) ......................................................
$ 5,338 $ (4,593) $ 18 $ 9 $ (518)
Shares:
Sold .................................................................... 592 132 1 1 351
Reinvested ............................................................... 56 59 – – 162
Redeemed ................................................................
(180) (594) – – (573)
Net Increase (Decrease) ......................................................
468 (403) 1 1 (60)
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 11,962 $ 4,439 $ 30 $ 41 $ 53,836
Reinvested ............................................................... 168 429 – – 758
Redeemed ................................................................
(1,146) (13,465) – – (14,040)
Net Increase (Decrease) ......................................................
$ 10,984 $ (8,597) $ 30 $ 41 $ 40,554
Shares:
Sold .................................................................... 1,100 405 3 4 5,202
Reinvested ............................................................... 16 42 – – 74
Redeemed ................................................................
(106) (1,262) – – (1,275)
Net Increase (Decrease) ......................................................
1,010 (815) 3 4 4,001
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ........................ $ (644) $ (672) $ (1) $ (1) $ (1,846)
Total Dividends and Distributions
$ (644) $ (672) $ (1) $ (1) $ (1,846)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (168) $ (429) $ – $ – $ (758)
Total Dividends and Distributions
$ (168) $ (429) $ – $ – $ (758)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2020 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 6,851 $ 3,989
Net realized gain (loss) on investments ............................................................................................. 3,488 3,016
Net change in unrealized appreciation/depreciation of investments ................................................................
(15,210) 26,595
Net Increase (Decrease) in Net Assets Resulting from Operations (4,871) 33,600
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (10,359) (4,804)
Total Dividends and Distributions (10,359) (4,804)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(9,095) 160,360
Total Increase (Decrease) in Net Assets (24,325) 189,156
Net Assets
Beginning of period .................................................................................................................
331,878 142,722
End of period .......................................................................................................................
$ 307,553 $ 331,878
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .................................................................... $ 19,569 $ 3,252 $ 69 $ 873 $ 15,884
Reinvested ............................................................... 1,447 2,399 15 11 6,487
Redeemed ................................................................
(6,516) (36,344) (21) (67) (16,153)
Net Increase (Decrease) ......................................................
$ 14,500 $ (30,693) $ 63 $ 817 $ 6,218
Shares:
Sold .................................................................... 1,725 283 7 75 1,432
Reinvested ............................................................... 125 206 1 1 557
Redeemed ................................................................
(598) (3,172) (2) (7) (1,436)
Net Increase (Decrease) ......................................................
1,252 (2,683) 6 69 553
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 35,523 $ 14,223 $ 486 $ 352 $ 170,537
Reinvested ............................................................... 508 2,292 – – 2,003
Redeemed ................................................................
(6,263) (34,449) – – (24,852)
Net Increase (Decrease) ......................................................
$ 29,768 $ (17,934) $ 486 $ 352 $ 147,688
Shares:
Sold .................................................................... 3,217 1,274 43 31 16,476
Reinvested ............................................................... 50 223 – – 196
Redeemed ................................................................
(562) (3,180) – – (2,243)
Net Increase (Decrease) ......................................................
2,705 (1,683) 43 31 14,429
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ........................ $ (1,447) $ (2,399) $ (15) $ (11) $ (6,487)
Total Dividends and Distributions
$ (1,447) $ (2,399) $ (15) $ (11) $ (6,487)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (508) $ (2,292) $ – $ – $ (2,004)
Total Dividends and Distributions
$ (508) $ (2,292) $ – $ – $ (2,004)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2025 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 5,335 $ 2,925
Net realized gain (loss) on investments ............................................................................................. 2,398 3,133
Net change in unrealized appreciation/depreciation of investments ................................................................
(16,099) 17,712
Net Increase (Decrease) in Net Assets Resulting from Operations (8,366) 23,770
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (8,465) (3,963)
Total Dividends and Distributions (8,465) (3,963)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
35,436 99,265
Total Increase (Decrease) in Net Assets 18,605 119,072
Net Assets
Beginning of period .................................................................................................................
243,274 124,202
End of period .......................................................................................................................
$ 261,879 $ 243,274
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .................................................................... $ 26,203 $ 6,080 $ 84 $ 62 $ 22,798
Reinvested ............................................................... 1,812 2,063 6 15 4,558
Redeemed ................................................................
(6,840) (14,499) (12) (8) (6,886)
Net Increase (Decrease) ......................................................
$ 21,175 $ (6,356) $ 78 $ 69 $ 20,470
Shares:
Sold .................................................................... 2,249 518 6 6 1,945
Reinvested ............................................................... 152 172 1 1 380
Redeemed ................................................................
(620) (1,249) (1) (1) (612)
Net Increase (Decrease) ......................................................
1,781 (559) 6 6 1,713
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 36,428 $ 13,536 $ 161 $ 404 $ 93,922
Reinvested ............................................................... 594 1,687 – – 1,682
Redeemed ................................................................
(4,463) (30,362) (1) – (14,323)
Net Increase (Decrease) ......................................................
$ 32,559 $ (15,139) $ 160 $ 404 $ 81,281
Shares:
Sold .................................................................... 3,227 1,188 14 35 8,876
Reinvested ............................................................... 57 162 – – 162
Redeemed ................................................................
(394) (2,750) – – (1,260)
Net Increase (Decrease) ......................................................
2,890 (1,400) 14 35 7,778
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ........................ $ (1,823) $ (2,063) $ (6) $ (15) $ (4,558)
Total Dividends and Distributions
$ (1,823) $ (2,063) $ (6) $ (15) $ (4,558)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (594) $ (1,687) $ – $ – $ (1,682)
Total Dividends and Distributions
$ (594) $ (1,687) $ – $ – $ (1,682)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2030 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 6,507 $ 3,633
Net realized gain (loss) on investments ............................................................................................. 3,437 5,033
Net change in unrealized appreciation/depreciation of investments ................................................................
(19,861) 21,265
Net Increase (Decrease) in Net Assets Resulting from Operations (9,917) 29,931
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (11,306) (5,565)
Total Dividends and Distributions (11,306) (5,565)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
5,130 112,033
Total Increase (Decrease) in Net Assets (16,093) 136,399
Net Assets
Beginning of period .................................................................................................................
295,273 158,874
End of period .......................................................................................................................
$ 279,180 $ 295,273
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .................................................................... $ 18,830 $ 5,954 $ 390 $ 1,815 $ 24,975
Reinvested ............................................................... 1,605 3,344 28 4 6,325
Redeemed ................................................................
(5,545) (45,051) (96) (4) (7,444)
Net Increase (Decrease) ......................................................
$ 14,890 $ (35,753) $ 322 $ 1,815 $ 23,856
Shares:
Sold .................................................................... 1,636 506 32 149 2,187
Reinvested ............................................................... 132 275 2 – 520
Redeemed ................................................................
(510) (3,831) (8) – (666)
Net Increase (Decrease) ......................................................
1,258 (3,050) 26 149 2,041
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 29,545 $ 21,388 $ 418 $ 41 $ 103,855
Reinvested ............................................................... 508 2,687 – – 2,370
Redeemed ................................................................
(3,260) (29,945) – – (15,574)
Net Increase (Decrease) ......................................................
$ 26,793 $ (5,870) $ 418 $ 41 $ 90,651
Shares:
Sold .................................................................... 2,584 1,857 36 3 9,764
Reinvested ............................................................... 49 257 – – 227
Redeemed ................................................................
(284) (2,679) – – (1,364)
Net Increase (Decrease) ......................................................
2,349 (565) 36 3 8,627
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ........................ $ (1,605) $ (3,344) $ (28) $ (4) $ (6,325)
Total Dividends and Distributions
$ (1,605) $ (3,344) $ (28) $ (4) $ (6,325)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (508) $ (2,687) $ – $ – $ (2,370)
Total Dividends and Distributions
$ (508) $ (2,687) $ – $ – $ (2,370)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2035 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 3,955 $ 2,022
Net realized gain (loss) on investments ............................................................................................. 2,230 3,180
Net change in unrealized appreciation/depreciation of investments ................................................................
(15,992) 13,269
Net Increase (Decrease) in Net Assets Resulting from Operations (9,807) 18,471
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (6,940) (3,469)
Total Dividends and Distributions (6,940) (3,469)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
30,065 68,401
Total Increase (Decrease) in Net Assets 13,318 83,403
Net Assets
Beginning of period .................................................................................................................
179,600 96,197
End of period .......................................................................................................................
$ 192,918 $ 179,600
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .................................................................... $ 18,354 $ 5,713 $ 110 $ 112 $ 17,195
Reinvested ............................................................... 1,225 2,021 9 18 3,666
Redeemed ................................................................
(4,493) (9,554) (14) (10) (4,287)
Net Increase (Decrease) ......................................................
$ 15,086 $ (1,820) $ 105 $ 120 $ 16,574
Shares:
Sold .................................................................... 1,565 487 11 9 1,458
Reinvested ............................................................... 99 162 1 2 293
Redeemed ................................................................
(410) (829) (2) (1) (365)
Net Increase (Decrease) ......................................................
1,254 (180) 10 10 1,386
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 21,569 $ 15,602 $ 228 $ 410 $ 57,078
Reinvested ............................................................... 411 1,483 – – 1,575
Redeemed ................................................................
(2,113) (20,195) (1) – (7,646)
Net Increase (Decrease) ......................................................
$ 19,867 $ (3,110) $ 227 $ 410 $ 51,007
Shares:
Sold .................................................................... 1,848 1,332 19 34 5,255
Reinvested ............................................................... 39 140 – – 149
Redeemed ................................................................
(182) (1,776) – – (649)
Net Increase (Decrease) ......................................................
1,705 (304) 19 34 4,755
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ........................ $ (1,225) $ (2,021) $ (9) $ (18) $ (3,667)
Total Dividends and Distributions
$ (1,225) $ (2,021) $ (9) $ (18) $ (3,667)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (411) $ (1,483) $ – $ – $ (1,575)
Total Dividends and Distributions
$ (411) $ (1,483) $ – $ – $ (1,575)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2040 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 4,484 $ 2,237
Net realized gain (loss) on investments ............................................................................................. 2,852 4,078
Net change in unrealized appreciation/depreciation of investments ................................................................
(18,186) 15,858
Net Increase (Decrease) in Net Assets Resulting from Operations (10,850) 22,173
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (8,271) (4,247)
Total Dividends and Distributions (8,271) (4,247)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
13,913 79,248
Total Increase (Decrease) in Net Assets (5,208) 97,174
Net Assets
Beginning of period .................................................................................................................
205,392 108,218
End of period .......................................................................................................................
$ 200,184 $ 205,392
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .................................................................... $ 14,792 $ 3,991 $ 110 $ 995 $ 18,784
Reinvested ............................................................... 1,160 2,454 18 18 4,621
Redeemed ................................................................
(2,713) (25,961) (31) (24) (4,301)
Net Increase (Decrease) ......................................................
$ 13,239 $ (19,516) $ 97 $ 989 $ 19,104
Shares:
Sold .................................................................... 1,254 338 10 79 1,575
Reinvested ............................................................... 93 195 2 1 366
Redeemed ................................................................
(234) (2,116) (3) (2) (362)
Net Increase (Decrease) ......................................................
1,113 (1,583) 9 78 1,579
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 20,866 $ 15,315 $ 422 $ 421 $ 68,675
Reinvested ............................................................... 357 2,151 – – 1,739
Redeemed ................................................................
(3,095) (21,211) – (24) (6,368)
Net Increase (Decrease) ......................................................
$ 18,128 $ (3,745) $ 422 $ 397 $ 64,046
Shares:
Sold .................................................................... 1,785 1,300 35 35 6,357
Reinvested ............................................................... 34 203 – – 164
Redeemed ................................................................
(261) (1,856) – (2) (541)
Net Increase (Decrease) ......................................................
1,558 (353) 35 33 5,980
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ........................ $ (1,160) $ (2,454) $ (18) $ (18) $ (4,621)
Total Dividends and Distributions
$ (1,160) $ (2,454) $ (18) $ (18) $ (4,621)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (357) $ (2,151) $ – $ – $ (1,739)
Total Dividends and Distributions
$ (357) $ (2,151) $ – $ – $ (1,739)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2045 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 2,485 $ 1,091
Net realized gain (loss) on investments ............................................................................................. 1,670 2,108
Net change in unrealized appreciation/depreciation of investments ................................................................
(12,428) 8,457
Net Increase (Decrease) in Net Assets Resulting from Operations (8,273) 11,656
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (4,395) (2,178)
Total Dividends and Distributions (4,395) (2,178)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
19,565 45,870
Total Increase (Decrease) in Net Assets 6,897 55,348
Net Assets
Beginning of period .................................................................................................................
113,407 58,059
End of period .......................................................................................................................
$ 120,304 $ 113,407
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .................................................................... $ 8,391 $ 3,264 $ 154 $ 73 $ 15,573
Reinvested ............................................................... 616 1,396 9 12 2,362
Redeemed ................................................................
(1,783) (7,752) (7) (16) (2,727)
Net Increase (Decrease) ......................................................
$ 7,224 $ (3,092) $ 156 $ 69 $ 15,208
Shares:
Sold .................................................................... 697 267 13 6 1,271
Reinvested ............................................................... 48 109 1 1 185
Redeemed ................................................................
(156) (640) (1) (1) (231)
Net Increase (Decrease) ......................................................
589 (264) 13 6 1,225
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 11,862 $ 12,590 $ 150 $ 287 $ 37,678
Reinvested ............................................................... 181 1,161 – – 836
Redeemed ................................................................
(1,407) (14,752) – – (2,716)
Net Increase (Decrease) ......................................................
$ 10,636 $ (1,001) $ 150 $ 287 $ 35,798
Shares:
Sold .................................................................... 1,005 1,058 12 23 3,450
Reinvested ............................................................... 17 109 – – 79
Redeemed ................................................................
(118) (1,288) – – (228)
Net Increase (Decrease) ......................................................
904 (121) 12 23 3,301
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ........................ $ (616) $ (1,396) $ (9) $ (12) $ (2,362)
Total Dividends and Distributions
$ (616) $ (1,396) $ (9) $ (12) $ (2,362)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (181) $ (1,161) $ – $ – $ (836)
Total Dividends and Distributions
$ (181) $ (1,161) $ – $ – $ (836)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2050 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 2,199 $ 1,100
Net realized gain (loss) on investments ............................................................................................. 1,684 2,389
Net change in unrealized appreciation/depreciation of investments ................................................................
(9,689) 6,927
Net Increase (Decrease) in Net Assets Resulting from Operations (5,806) 10,416
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (4,402) (2,151)
Total Dividends and Distributions (4,402) (2,151)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
4,161 39,232
Total Increase (Decrease) in Net Assets (6,047) 47,497
Net Assets
Beginning of period .................................................................................................................
102,914 55,417
End of period .......................................................................................................................
$ 96,867 $ 102,914
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .................................................................... $ 7,663 $ 2,662 $ 156 $ 398 $ 13,403
Reinvested ............................................................... 590 1,771 7 14 2,020
Redeemed ................................................................
(717) (21,457) (55) (27) (2,267)
Net Increase (Decrease) ......................................................
$ 7,536 $ (17,024) $ 108 $ 385 $ 13,156
Shares:
Sold .................................................................... 649 219 13 32 1,122
Reinvested ............................................................... 46 138 – 1 157
Redeemed ................................................................
(63) (1,708) (6) (3) (182)
Net Increase (Decrease) ......................................................
632 (1,351) 7 30 1,097
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 9,438 $ 11,553 $ 64 $ 294 $ 28,917
Reinvested ............................................................... 170 1,381 – – 600
Redeemed ................................................................
(813) (9,796) (3) – (2,573)
Net Increase (Decrease) ......................................................
$ 8,795 $ 3,138 $ 61 $ 294 $ 26,944
Shares:
Sold .................................................................... 795 966 5 24 2,629
Reinvested ............................................................... 16 129 – – 56
Redeemed ................................................................
(70) (855) – – (215)
Net Increase (Decrease) ......................................................
741 240 5 24 2,470
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ........................ $ (590) $ (1,771) $ (7) $ (14) $ (2,020)
Total Dividends and Distributions
$ (590) $ (1,771) $ (7) $ (14) $ (2,020)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (170) $ (1,381) $ – $ – $ (600)
Total Dividends and Distributions
$ (170) $ (1,381) $ – $ – $ (600)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2055 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 797 $ 305
Net realized gain (loss) on investments ............................................................................................. 590 647
Net change in unrealized appreciation/depreciation of investments ................................................................
(4,407) 2,551
Net Increase (Decrease) in Net Assets Resulting from Operations (3,020) 3,503
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (1,368) (609)
Total Dividends and Distributions (1,368) (609)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
8,246 15,543
Total Increase (Decrease) in Net Assets 3,858 18,437
Net Assets
Beginning of period .................................................................................................................
36,442 18,005
End of period .......................................................................................................................
$ 40,300 $ 36,442
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .................................................................... $ 2,560 $ 2,040 $ 68 $ 141 $ 7,050
Reinvested ............................................................... 169 510 2 5 682
Redeemed ................................................................
(306) (3,819) – (33) (823)
Net Increase (Decrease) ......................................................
$ 2,423 $ (1,269) $ 70 $ 113 $ 6,909
Shares:
Sold .................................................................... 207 165 6 12 576
Reinvested ............................................................... 13 39 – – 52
Redeemed ................................................................
(25) (304) – (3) (66)
Net Increase (Decrease) ......................................................
195 (100) 6 9 562
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 3,163 $ 6,488 $ 53 $ 67 $ 12,837
Reinvested ............................................................... 50 390 – – 169
Redeemed ................................................................
(523) (5,984) – – (1,167)
Net Increase (Decrease) ......................................................
$ 2,690 $ 894 $ 53 $ 67 $ 11,839
Shares:
Sold .................................................................... 264 537 4 5 1,145
Reinvested ............................................................... 5 36 – – 16
Redeemed ................................................................
(45) (513) – – (97)
Net Increase (Decrease) ......................................................
224 60 4 5 1,064
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ........................ $ (169) $ (510) $ (2) $ (5) $ (682)
Total Dividends and Distributions
$ (169) $ (510) $ (2) $ (5) $ (682)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (50) $ (390) $ – $ – $ (169)
Total Dividends and Distributions
$ (50) $ (390) $ – $ – $ (169)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2060 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 258 $ 103
Net realized gain (loss) on investments ............................................................................................. 171 232
Net change in unrealized appreciation/depreciation of investments ................................................................
(1,336) 809
Net Increase (Decrease) in Net Assets Resulting from Operations (907) 1,144
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (469) (161)
Total Dividends and Distributions (469) (161)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
2,321 6,096
Total Increase (Decrease) in Net Assets 945 7,079
Net Assets
Beginning of period .................................................................................................................
12,483 5,404
End of period .......................................................................................................................
$ 13,428 $ 12,483
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .................................................................... $ 1,108 $ 1,224 $ 24 $ 176 $ 2,992
Reinvested ............................................................... 59 176 2 1 231
Redeemed ................................................................
(343) (2,767) – (1) (561)
Net Increase (Decrease) ......................................................
$ 824 $ (1,367) $ 26 $ 176 $ 2,662
Shares:
Sold .................................................................... 89 99 2 13 245
Reinvested ............................................................... 4 13 – – 18
Redeemed ................................................................
(27) (213) – – (44)
Net Increase (Decrease) ......................................................
66 (101) 2 13 219
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 1,027 $ 2,470 $ 28 $ 18 $ 4,328
Reinvested ............................................................... 14 88 – – 58
Redeemed ................................................................
(157) (1,066) – – (712)
Net Increase (Decrease) ......................................................
$ 884 $ 1,492 $ 28 $ 18 $ 3,674
Shares:
Sold .................................................................... 86 203 2 2 372
Reinvested ............................................................... 1 8 – – 5
Redeemed ................................................................
(13) (91) – – (59)
Net Increase (Decrease) ......................................................
74 120 2 2 318
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ........................ $ (59) $ (176) $ (2) $ (1) $ (231)
Total Dividends and Distributions
$ (59) $ (176) $ (2) $ (1) $ (231)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (14) $ (88) $ – $ – $ (59)
Total Dividends and Distributions
$ (14) $ (88) $ – $ – $ (59)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in dollars Principal LifeTime Hybrid 2065 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 37 ,038 $ 1 0,569
Net realized gain (loss) on investments ............................................................................................. 2 6,697 (28 8,977 )
Net change in unrealized appreciation/depreciation of investments ................................................................
(23 2,441 ) 29 0,864
Net Increase (Decrease) in Net Assets Resulting from Operations (16 8, 706 ) 12 ,456
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (3 7,665 ) (18 ,069 )
Total Dividends and Distributions (3 7,665 ) (18 ,069 )
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,191 ,268 (3,081 ,399 )
Total Increase (Decrease) in Net Assets 984 ,897 (3,087 ,012 )
Net Assets
Beginning of period .................................................................................................................
1,34 4,722 4,43 1,734
End of period .......................................................................................................................
$ 2,329 ,619 $ 1,34 4,722
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................................................................... $ 957 ,307 $ 220 ,309 $ 1,555 $ – $ 874 ,487
Reinvested .............................................................. 2 2,949 4,582 185 185 9,764
Redeemed ...............................................................
(35 8,549 ) (244 ,361 ) (1) – (297 ,144 )
Net Increase (Decrease) .....................................................
$ 62 1,707 $ (19 ,470 ) $ 1,739 $ 185 $ 587 ,10 7
Shares:
Sold ................................................................... 8 5,693 19,700 162 – 8 2,923
Reinvested .............................................................. 2,011 400 16 16 851
Redeemed ...............................................................
(31,900) (21 ,439 ) – – (2 7,8 8 2 )
Net Increase (Decrease) .....................................................
55,804 (1 ,339 ) 178 16 5 5,892
Year Ended October 31, 2019
(a)
Dollars:
Sold ................................................................... $ 383,386 $ 241 ,221 $ 10 ,000 $ 10 ,000 $ 1,677 ,166
Reinvested .............................................................. 1 3,861 2,951 – – 1 ,257
Redeemed ...............................................................
(211 ,442 ) (8 1,744 ) – – (5,128 ,055 )
Net Increase (Decrease) .....................................................
$ 18 5,805 $ 162 ,428 $ 10 ,000 $ 10 ,000 $ (3,4 49,632 )
Shares:
Sold ................................................................... 37 ,008 23 ,263 974 974 16 5,671
Reinvested .............................................................. 1,506 320 – – 141
Redeemed ...............................................................
(2 0,517 ) (8 ,109 ) – – (51 2,645 )
Net Increase (Decrease) .....................................................
1 7,997 15 ,474 974 974 (34 6,833 )
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ....................... $ (2 2,949 ) $ (4,582) $ (185) $ (185) $ (9,764)
Total Dividends and Distributions
$ (22,949) $ (4,582) $ (185) $ (185) $ (9,764)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ....................... $ (1 3,861 ) $ (2,951) $ – $ – $ (1 ,257 )
Total Dividends and Distributions
$ (1 3 , 861 ) $ (2,951) $ – $ – $ (1 ,257 )
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid Income Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 1,125 $ 977
Net realized gain (loss) on investments ............................................................................................. 255 276
Net change in unrealized appreciation/depreciation of investments ................................................................
(897) 3,752
Net Increase (Decrease) in Net Assets Resulting from Operations 483 5,005
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (1,656) (759)
Total Dividends and Distributions (1,656) (759)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(716) 26,628
Total Increase (Decrease) in Net Assets (1,889) 30,874
Net Assets
Beginning of period .................................................................................................................
57,084 26,210
End of period .......................................................................................................................
$ 55,195 $ 57,084
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .................................................................... $ 3,792 $ 734 $ 52 $ 96 $ 2,672
Reinvested ............................................................... 247 384 8 – 1,017
Redeemed ................................................................
(1,113) (3,068) (1) – (5,536)
Net Increase (Decrease) ......................................................
$ 2,926 $ (1,950) $ 59 $ 96 $ (1,847)
Shares:
Sold .................................................................... 361 70 5 9 250
Reinvested ............................................................... 23 36 – – 94
Redeemed ................................................................
(108) (285) – – (526)
Net Increase (Decrease) ......................................................
276 (179) 5 9 (182)
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 5,834 $ 4,348 $ 222 $ 16 $ 28,923
Reinvested ............................................................... 84 262 – – 413
Redeemed ................................................................
(1,061) (6,406) (3) – (6,004)
Net Increase (Decrease) ......................................................
$ 4,857 $ (1,796) $ 219 $ 16 $ 23,332
Shares:
Sold .................................................................... 561 418 20 2 2,886
Reinvested ............................................................... 8 26 – – 42
Redeemed ................................................................
(101) (617) – – (575)
Net Increase (Decrease) ......................................................
468 (173) 20 2 2,353
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ........................ $ (247) $ (384) $ (8) $ – $ (1,017)
Total Dividends and Distributions
$ (247) $ (384) $ (8) $ – $ (1,017)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (84) $ (262) $ – $ – $ (413)
Total Dividends and Distributions
$ (84) $ (262) $ – $ – $ (413)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 6,486 $ 12,116
Net realized gain (loss) on investments ............................................................................................. 3,701 13,519
Net change in unrealized appreciation/depreciation of investments ................................................................
(10,309) 12,460
Net Increase (Decrease) in Net Assets Resulting from Operations (122) 38,095
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (21,490) (30,084)
Total Dividends and Distributions (21,490) (30,084)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
11,257 (28,361)
Total Increase (Decrease) in Net Assets (10,355) (20,350)
Net Assets
Beginning of period .................................................................................................................
417,142 437,492
End of period .......................................................................................................................
$ 406,787 $ 417,142
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 972 $ 2,092 $ 27,535 $ 164 $ 483 $ 914 $ 1,077 $ 2,466
Reinvested .................................. 767 3,380 15,190 131 191 609 273 924
Redeemed ...................................
(1,516) (5,590) (30,111) (385) (852) (2,905) (1,221) (3,331)
Net Increase (Decrease) .........................
$ 223 $ (118) $ 12,614 $ (90) $ (178) $ (1,382) $ 129 $ 59
Shares:
Sold ....................................... 81 185 2,295 14 40 78 92 208
Reinvested .................................. 63 283 1,263 11 16 51 23 77
Redeemed ...................................
(126) (476) (2,569) (33) (72) (245) (106) (280)
Net Increase (Decrease) .........................
18 (8) 989 (8) (16) (116) 9 5
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 940 $ 2,569 $ 40,210 $ 251 $ 373 $ 3,176 $ 4,651 $ 10,920
Reinvested .................................. 1,098 4,607 20,824 191 262 1,197 515 1,351
Redeemed ...................................
(2,696) (8,514) (78,042) (874) (768) (9,736) (7,700) (13,166)
Net Increase (Decrease) .........................
$ (658) $ (1,338) $ (17,008) $ (432) $ (133) $ (5,363) $ (2,534) $ (895)
Shares:
Sold ....................................... 78 217 3,388 21 31 274 396 916
Reinvested .................................. 96 409 1,841 17 23 107 46 119
Redeemed ...................................
(225) (722) (6,636) (73) (63) (839) (645) (1,105)
Net Increase (Decrease) .........................
(51) (96) (1,407) (35) (9) (458) (203) (70)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (781) $ (3,389) $ (15,191) $ (131) $ (192) $ (609) $ (273) $ (924)
Total Dividends and Distributions
$ (781) $ (3,389) $ (15,191) $ (131) $ (192) $ (609) $ (273) $ (924)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (1,124) $ (4,615) $ (20,829) $ (191) $ (262) $ (1,197) $ (515) $ (1,351)
Total Dividends and Distributions
$ (1,124) $ (4,615) $ (20,829) $ (191) $ (262) $ (1,197) $ (515) $ (1,351)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 42,450 $ 65,763
Net realized gain (loss) on investments ............................................................................................. (22,375) 85,723
Net change in unrealized appreciation/depreciation of investments ................................................................
(1,006,765) 935,521
Net Increase (Decrease) in Net Assets Resulting from Operations (986,690) 1,087,007
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (93,432) (161,995)
Total Dividends and Distributions (93,432) (161,995)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
319,244 592,953
Total Increase (Decrease) in Net Assets (760,878) 1,517,965
Net Assets
Beginning of period .................................................................................................................
5,178,663 3,660,698
End of period .......................................................................................................................
$ 4,417,785 $ 5,178,663
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................... $ 53,618 $ 5,704 $ 8,638 $ 739,083 $ 569 $ 1,240 $ 6,412 $ 6,117 $ 19,072 $ 287,712
Reinvested .............. 4,693 641 3,061 41,340 47 141 668 630 2,559 30,364
Redeemed ...............
(53,371) (9,342) (18,239) (528,111) (1,696) (4,294) (9,090) (9,401) (24,987) (234,534)
Net Increase (Decrease) .....
$ 4,940 $ (2,997) $ (6,540) $ 252,312 $ (1,080) $ (2,913) $ (2,010) $ (2,654) $ (3,356) $ 83,542
Shares:
Sold ................... 2,071 221 342 29,423 20 51 256 244 765 10,985
Reinvested .............. 188 26 127 1,675 2 6 27 26 107 1,231
Redeemed ...............
(2,144) (404) (753) (21,874) (64) (178) (363) (387) (1,013) (9,415)
Net Increase (Decrease) .....
115 (157) (284) 9,224 (42) (121) (80) (117) (141) 2,801
Year Ended October 31, 2019
Dollars:
Sold ................... $ 101,474 $ 8,514 $ 10,383 $ 1,122,318 $ 877 $ 3,460 $ 10,615 $ 7,340 $ 33,731 $ 456,892
Reinvested .............. 8,457 1,374 6,127 68,954 129 308 1,418 1,462 5,972 49,760
Redeemed ...............
(83,348) (14,159) (20,500) (743,664) (1,330) (8,553) (13,628) (18,527) (76,193) (326,710)
Net Increase (Decrease) .....
$ 26,583 $ (4,271) $ (3,990) $ 447,608 $ (324) $ (4,785) $ (1,595) $ (9,725) $ (36,490) $ 179,942
Shares:
Sold ................... 3,928 337 412 44,216 34 141 427 298 1,369 17,814
Reinvested .............. 351 59 262 2,820 6 14 61 64 259 2,046
Redeemed ...............
(3,284) (577) (833) (29,255) (52) (354) (549) (779) (3,137) (13,132)
Net Increase (Decrease) .....
995 (181) (159) 17,781 (12) (199) (61) (417) (1,509) 6,728
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2020
From net investment income and
net realized gain on investments $ (6,000) $ (659) $ (3,064) $ (43,908) $ (47) $ (184) $ (669) $ (630) $ (2,561) $ (35,710)
Total Dividends and
Distributions
$ (6,000) $ (659) $ (3,064) $ (43,908) $ (47) $ (184) $ (669) $ (630) $ (2,561) $ (35,710)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (10,877) $ (1,415) $ (6,134) $ (72,964) $ (129) $ (487) $ (1,419) $ (1,462) $ (5,975) $ (61,133)
Total Dividends and
Distributions
$ (10,877) $ (1,415) $ (6,134) $ (72,964) $ (129) $ (487) $ (1,419) $ (1,462) $ (5,975) $ (61,133)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 51,298 $ 92,219
Net realized gain (loss) on investments ............................................................................................. 41,509 119,377
Net change in unrealized appreciation/depreciation of investments ................................................................
(341,238) 276,965
Net Increase (Decrease) in Net Assets Resulting from Operations (248,431) 488,561
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (152,921) (399,497)
Total Dividends and Distributions (152,921) (399,497)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(70,736) (20,321)
Total Increase (Decrease) in Net Assets (472,088) 68,743
Net Assets
Beginning of period .................................................................................................................
4,527,506 4,458,763
End of period .......................................................................................................................
$ 4,055,418 $ 4,527,506
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 62,596 $ 15,403 $ 58,318 $ 46,801 $ 254 $ 665 $ 2,114 $ 1,149 $ 4,100
Reinvested ........................ 71,768 11,491 38,935 27,301 96 73 816 447 1,120
Redeemed .........................
(176,228) (51,718) (86,913) (85,891) (453) (633) (3,867) (1,324) (7,156)
Net Increase (Decrease) ...............
$ (41,864) $ (24,824) $ 10,340 $ (11,789) $ (103) $ 105 $ (937) $ 272 $ (1,936)
Shares:
Sold ............................. 4,125 1,027 3,987 3,088 17 44 141 74 276
Reinvested ........................ 4,574 739 2,584 1,778 6 5 53 29 73
Redeemed .........................
(11,813) (3,536) (6,096) (5,830) (29) (44) (257) (87) (492)
Net Increase (Decrease) ...............
(3,114) (1,770) 475 (964) (6) 5 (63) 16 (143)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 331,455 $ 32,785 $ 85,499 $ 111,057 $ 455 $ 183 $ 4,371 $ 2,897 $ 5,672
Reinvested ........................ 172,513 51,432 97,031 67,794 278 277 2,435 1,958 3,331
Redeemed .........................
(328,722) (337,152) (143,714) (143,219) (1,020) (1,638) (11,151) (14,706) (10,422)
Net Increase (Decrease) ...............
$ 175,246 $ (252,935) $ 38,816 $ 35,632 $ (287) $ (1,178) $ (4,345) $ (9,851) $ (1,419)
Shares:
Sold ............................. 22,818 2,212 5,883 7,521 30 13 294 204 378
Reinvested ........................ 12,289 3,760 7,163 4,905 20 20 178 143 242
Redeemed .........................
(21,899) (23,640) (9,893) (9,661) (68) (109) (764) (997) (701)
Net Increase (Decrease) ...............
13,208 (17,668) 3,153 2,765 (18) (76) (292) (650) (81)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (72,491) $ (11,534) $ (38,994) $ (27,350) $ (96) $ (73) $ (816) $ (447) $ (1,120)
Total Dividends and Distributions
$ (72,491) $ (11,534) $ (38,994) $ (27,350) $ (96) $ (73) $ (816) $ (447) $ (1,120)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (174,483) $ (51,623) $ (97,184) $ (67,928) $ (278) $ (277) $ (2,435) $ (1,958) $ (3,331)
Total Dividends and Distributions
$ (174,483) $ (51,623) $ (97,184) $ (67,928) $ (278) $ (277) $ (2,435) $ (1,958) $ (3,331)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 20,633 $ 40,614
Net realized gain (loss) on investments ............................................................................................. 9,990 26,331
Net change in unrealized appreciation/depreciation of investments ................................................................
(97,363) 96,659
Net Increase (Decrease) in Net Assets Resulting from Operations (66,740) 163,604
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (42,813) (117,523)
Total Dividends and Distributions (42,813) (117,523)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(30,010) (18,404)
Total Increase (Decrease) in Net Assets (139,563) 27,677
Net Assets
Beginning of period .................................................................................................................
1,701,373 1,673,696
End of period .......................................................................................................................
$ 1,561,810 $ 1,701,373
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 34,593 $ 5,414 $ 63,942 $ 18,541 $ 276 $ 109 $ 1,708 $ 1,367 $ 1,844
Reinvested ........................ 13,495 3,313 17,571 7,105 58 7 333 298 440
Redeemed .........................
(54,078) (21,166) (77,947) (37,133) (190) (48) (4,497) (1,553) (3,812)
Net Increase (Decrease) ...............
$ (5,990) $ (12,439) $ 3,566 $ (11,487) $ 144 $ 68 $ (2,456) $ 112 $ (1,528)
Shares:
Sold ............................. 2,918 469 5,493 1,592 23 9 146 114 157
Reinvested ........................ 1,121 276 1,483 598 5 1 28 25 37
Redeemed .........................
(4,613) (1,820) (6,847) (3,200) (16) (4) (374) (132) (324)
Net Increase (Decrease) ...............
(574) (1,075) 129 (1,010) 12 6 (200) 7 (130)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 107,293 $ 19,955 $ 88,060 $ 58,034 $ 541 $ 96 $ 3,134 $ 6,594 $ 3,790
Reinvested ........................ 34,140 13,510 44,867 20,902 157 28 846 1,336 1,205
Redeemed .........................
(91,480) (103,174) (94,138) (110,184) (534) (345) (1,997) (16,658) (4,382)
Net Increase (Decrease) ...............
$ 49,953 $ (69,709) $ 38,789 $ (31,248) $ 164 $ (221) $ 1,983 $ (8,728) $ 613
Shares:
Sold ............................. 9,354 1,735 7,597 4,978 48 8 269 589 325
Reinvested ........................ 3,047 1,231 4,060 1,887 14 3 77 121 109
Redeemed .........................
(7,812) (9,120) (8,136) (9,541) (46) (29) (172) (1,442) (376)
Net Increase (Decrease) ...............
4,589 (6,154) 3,521 (2,676) 16 (18) 174 (732) 58
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (13,619) $ (3,340) $ (17,596) $ (7,120) $ (58) $ (7) $ (333) $ (300) $ (440)
Total Dividends and Distributions
$ (13,619) $ (3,340) $ (17,596) $ (7,120) $ (58) $ (7) $ (333) $ (300) $ (440)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (34,497) $ (13,600) $ (44,922) $ (20,930) $ (157) $ (30) $ (846) $ (1,336) $ (1,205)
Total Dividends and Distributions
$ (34,497) $ (13,600) $ (44,922) $ (20,930) $ (157) $ (30) $ (846) $ (1,336) $ (1,205)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 33,839 $ 47,547
Net realized gain (loss) on investments ............................................................................................. 35,415 86,283
Net change in unrealized appreciation/depreciation of investments ................................................................
(291,605) 221,815
Net Increase (Decrease) in Net Assets Resulting from Operations (222,351) 355,645
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (122,305) (356,538)
Total Dividends and Distributions (122,305) (356,538)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(28,744) 63,187
Total Increase (Decrease) in Net Assets (373,400) 62,294
Net Assets
Beginning of period .................................................................................................................
3,035,335 2,973,041
End of period .......................................................................................................................
$ 2,661,935 $ 3,035,335
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 46,692 $ 9,511 $ 42,285 $ 24,589 $ 73 $ 710 $ 738 $ 563 $ 3,009
Reinvested ........................ 65,472 8,172 25,286 20,386 42 33 653 261 1,069
Redeemed .........................
(128,306) (31,640) (51,749) (55,729) (54) (83) (4,759) (974) (4,994)
Net Increase (Decrease) ...............
$ (16,142) $ (13,957) $ 15,822 $ (10,754) $ 61 $ 660 $ (3,368) $ (150) $ (916)
Shares:
Sold ............................. 2,838 619 2,622 1,480 4 42 47 35 184
Reinvested ........................ 3,690 503 1,486 1,180 3 2 38 15 62
Redeemed .........................
(7,833) (2,066) (3,328) (3,476) (3) (5) (282) (59) (315)
Net Increase (Decrease) ...............
(1,305) (944) 780 (816) 4 39 (197) (9) (69)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 290,454 $ 24,343 $ 41,841 $ 54,476 $ 126 $ 172 $ 2,808 $ 3,955 $ 5,218
Reinvested ........................ 166,193 56,642 67,962 55,742 131 163 2,562 1,315 3,102
Redeemed .........................
(234,889) (289,667) (71,526) (92,127) (257) (760) (8,520) (9,159) (7,113)
Net Increase (Decrease) ...............
$ 221,758 $ (208,682) $ 38,277 $ 18,091 $ – $ (425) $ (3,150) $ (3,889) $ 1,207
Shares:
Sold ............................. 18,363 1,608 2,584 3,367 8 11 174 260 318
Reinvested ........................ 11,044 4,102 4,697 3,791 9 11 177 90 212
Redeemed .........................
(14,142) (19,875) (4,466) (5,676) (17) (46) (548) (565) (438)
Net Increase (Decrease) ...............
15,265 (14,165) 2,815 1,482 – (24) (197) (215) 92
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (66,202) $ (8,253) $ (25,299) $ (20,493) $ (42) $ (33) $ (653) $ (261) $ (1,069)
Total Dividends and Distributions
$ (66,202) $ (8,253) $ (25,299) $ (20,493) $ (42) $ (33) $ (653) $ (261) $ (1,069)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (168,251) $ (56,924) $ (68,017) $ (56,072) $ (131) $ (163) $ (2,562) $ (1,315) $ (3,103)
Total Dividends and Distributions
$ (168,251) $ (56,924) $ (68,017) $ (56,072) $ (131) $ (163) $ (2,562) $ (1,315) $ (3,103)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 32,124 $ 74,279
Net realized gain (loss) on investments ............................................................................................. 8,374 11,700
Net change in unrealized appreciation/depreciation of investments ................................................................
(126,762) 160,339
Net Increase (Decrease) in Net Assets Resulting from Operations (86,264) 246,318
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (45,751) (173,866)
Total Dividends and Distributions (45,751) (173,866)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(9,132) 63,502
Total Increase (Decrease) in Net Assets (141,147) 135,954
Net Assets
Beginning of period .................................................................................................................
2,703,297 2,567,343
End of period .......................................................................................................................
$ 2,562,150 $ 2,703,297
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 136,929 $ 16,074 $ 93,313 $ 36,092 $ 126 $ 40 $ 274 $ 2,141 $ 1,131
Reinvested ........................ 17,657 3,358 20,070 3,955 44 9 73 56 136
Redeemed .........................
(138,013) (33,733) (126,779) (36,954) (587) (284) (1,334) (807) (2,119)
Net Increase (Decrease) ...............
$ 16,573 $ (14,301) $ (13,396) $ 3,093 $ (417) $ (235) $ (987) $ 1,390 $ (852)
Shares:
Sold ............................. 11,217 1,341 7,752 2,935 11 3 22 185 93
Reinvested ........................ 1,436 275 1,649 324 4 1 6 5 11
Redeemed .........................
(11,526) (2,828) (10,764) (3,081) (50) (24) (108) (69) (175)
Net Increase (Decrease) ...............
1,127 (1,212) (1,363) 178 (35) (20) (80) 121 (71)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 249,244 $ 31,892 $ 116,273 $ 56,292 $ 1,443 $ 231 $ 1,147 $ 1,996 $ 1,900
Reinvested ........................ 62,283 18,403 75,656 14,712 116 59 334 332 698
Redeemed .........................
(201,511) (115,637) (168,512) (70,714) (156) (493) (1,913) (4,761) (5,812)
Net Increase (Decrease) ...............
$ 110,016 $ (65,342) $ 23,417 $ 290 $ 1,403 $ (203) $ (432) $ (2,433) $ (3,214)
Shares:
Sold ............................. 20,803 2,675 9,730 4,714 119 19 96 169 158
Reinvested ........................ 5,334 1,604 6,537 1,264 10 5 29 29 61
Redeemed .........................
(16,766) (9,866) (14,169) (5,912) (13) (40) (160) (399) (496)
Net Increase (Decrease) ...............
9,371 (5,587) 2,098 66 116 (16) (35) (201) (277)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (17,864) $ (3,394) $ (20,130) $ (4,044) $ (44) $ (9) $ (73) $ (56) $ (137)
Total Dividends and Distributions
$ (17,864) $ (3,394) $ (20,130) $ (4,044) $ (44) $ (9) $ (73) $ (56) $ (137)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (62,822) $ (18,580) $ (75,859) $ (15,065) $ (116) $ (59) $ (335) $ (332) $ (698)
Total Dividends and Distributions
$ (62,822) $ (18,580) $ (75,859) $ (15,065) $ (116) $ (59) $ (335) $ (332) $ (698)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 20,064 $ 24,518
Net realized gain (loss) on investments ............................................................................................. 31,396 63,615
Net change in unrealized appreciation/depreciation of investments ................................................................
(214,045) 148,864
Net Increase (Decrease) in Net Assets Resulting from Operations (162,585) 236,997
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (86,694) (303,856)
Total Dividends and Distributions (86,694) (303,856)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
9,843 130,889
Total Increase (Decrease) in Net Assets (239,436) 64,030
Net Assets
Beginning of period .................................................................................................................
1,878,911 1,814,881
End of period .......................................................................................................................
$ 1,639,475 $ 1,878,911
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 43,074 $ 7,890 $ 21,551 $ 19,456 $ 686 $ 117 $ 752 $ 655 $ 1,962
Reinvested ........................ 49,686 5,804 15,072 13,775 18 107 354 406 853
Redeemed .........................
(84,736) (17,983) (32,044) (31,231) (55) (39) (2,296) (1,484) (2,507)
Net Increase (Decrease) ...............
$ 8,024 $ (4,289) $ 4,579 $ 2,000 $ 649 $ 185 $ (1,190) $ (423) $ 308
Shares:
Sold ............................. 2,534 502 1,325 1,145 44 7 43 38 112
Reinvested ........................ 2,627 347 831 749 1 6 20 22 47
Redeemed .........................
(4,906) (1,149) (1,963) (1,848) (3) (2) (131) (86) (156)
Net Increase (Decrease) ...............
255 (300) 193 46 42 11 (68) (26) 3
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 178,069 $ 14,052 $ 24,056 $ 37,382 $ 164 $ 152 $ 1,215 $ 1,883 $ 3,943
Reinvested ........................ 153,600 48,567 49,165 43,611 100 375 1,740 2,219 2,556
Redeemed .........................
(146,950) (175,130) (40,953) (51,983) (404) (225) (5,363) (7,151) (3,801)
Net Increase (Decrease) ...............
$ 184,719 $ (112,511) $ 32,268 $ 29,010 $ (140) $ 302 $ (2,408) $ (3,049) $ 2,698
Shares:
Sold ............................. 10,670 889 1,422 2,191 9 9 74 116 226
Reinvested ........................ 9,743 3,458 3,244 2,838 7 25 115 146 168
Redeemed .........................
(8,335) (11,764) (2,406) (3,024) (24) (13) (324) (422) (219)
Net Increase (Decrease) ...............
12,078 (7,417) 2,260 2,005 (8) 21 (135) (160) 175
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (50,245) $ (5,838) $ (15,081) $ (13,792) $ (18) $ (107) $ (354) $ (406) $ (853)
Total Dividends and Distributions
$ (50,245) $ (5,838) $ (15,081) $ (13,792) $ (18) $ (107) $ (354) $ (406) $ (853)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (155,225) $ (48,733) $ (49,174) $ (43,734) $ (100) $ (375) $ (1,740) $ (2,219) $ (2,556)
Total Dividends and Distributions
$ (155,225) $ (48,733) $ (49,174) $ (43,734) $ (100) $ (375) $ (1,740) $ (2,219) $ (2,556)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Short-Term Income Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 55,420 $ 118,152
Net realized gain (loss) on investments ............................................................................................. 14,902 17,597
Net change in unrealized appreciation/depreciation of investments ................................................................
5,895 107,667
Net Increase (Decrease) in Net Assets Resulting from Operations 76,217 243,416
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (57,373) (118,525)
Total Dividends and Distributions (57,373) (118,525)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(2,331) 354,233
Total Increase (Decrease) in Net Assets 16,513 479,124
Net Assets
Beginning of period .................................................................................................................
5,265,524 4,786,400
End of period .......................................................................................................................
$ 5,282,037 $ 5,265,524
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 116,279 $ 17,653 $ 38,982 $ 841,964 $ 864 $ 320 $ 1,859 $ 2,446 $ 5,065
Reinvested ........................ 2,663 248 1,300 51,665 4 11 111 34 139
Redeemed .........................
(100,860) (12,537) (29,456) (931,036) (273) (217) (1,723) (3,059) (4,777)
Net Increase (Decrease) ...............
$ 18,082 $ 5,364 $ 10,826 $ (37,407) $ 595 $ 114 $ 247 $ (579) $ 427
Shares:
Sold ............................. 9,462 1,441 3,169 68,365 70 26 152 199 413
Reinvested ........................ 216 20 106 4,195 – 1 9 3 11
Redeemed .........................
(8,229) (1,023) (2,415) (76,059) (22) (18) (140) (248) (392)
Net Increase (Decrease) ...............
1,449 438 860 (3,499) 48 9 21 (46) 32
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 158,743 $ 26,066 $ 28,487 $ 1,293,385 $ 1,280 $ 293 $ 4,007 $ 3,607 $ 11,191
Reinvested ........................ 5,628 744 2,844 105,626 10 24 262 84 312
Redeemed .........................
(154,038) (39,709) (26,686) (1,045,019) (1,718) (684) (5,048) (8,351) (7,107)
Net Increase (Decrease) ...............
$ 10,333 $ (12,899) $ 4,645 $ 353,992 $ (428) $ (367) $ (779) $ (4,660) $ 4,396
Shares:
Sold ............................. 13,060 2,158 2,343 106,073 106 24 328 298 925
Reinvested ........................ 462 61 234 8,675 1 2 21 7 26
Redeemed .........................
(12,676) (3,270) (2,196) (86,053) (142) (56) (414) (694) (585)
Net Increase (Decrease) ...............
846 (1,051) 381 28,695 (35) (30) (65) (389) 366
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (3,039) $ (267) $ (1,316) $ (52,450) $ (4) $ (12) $ (112) $ (34) $ (139)
Total Dividends and Distributions
$ (3,039) $ (267) $ (1,316) $ (52,450) $ (4) $ (12) $ (112) $ (34) $ (139)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (6,650) $ (804) $ (2,862) $ (107,510) $ (10) $ (28) $ (263) $ (86) $ (312)
Total Dividends and Distributions
$ (6,650) $ (804) $ (2,862) $ (107,510) $ (10) $ (28) $ (263) $ (86) $ (312)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 1,118 $ 976
Net realized gain (loss) on investments ............................................................................................. 570 41,296
Net change in unrealized appreciation/depreciation of investments ................................................................
(100,247) 3,345
Net Increase (Decrease) in Net Assets Resulting from Operations (98,559) 45,617
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (39,575) (83,738)
Total Dividends and Distributions (39,575) (83,738)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
14,192 63,674
Total Increase (Decrease) in Net Assets (123,942) 25,553
Net Assets
Beginning of period .................................................................................................................
667,978 642,425
End of period .......................................................................................................................
$ 544,036 $ 667,978
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................... $ 8,315 $ 1,221 $ 4,259 $ 26,953 $ 83 $ 203 $ 905 $ 4,628 $ 3,485 $ 6,225
Reinvested .............. 12,521 1,738 11,886 6,115 135 80 520 1,462 1,375 3,537
Redeemed ...............
(18,877) (3,835) (15,169) (26,457) (558) (845) (2,267) (3,542) (4,407) (5,497)
Net Increase (Decrease) .....
$ 1,959 $ (876) $ 976 $ 6,611 $ (340) $ (562) $ (842) $ 2,548 $ 453 $ 4,265
Shares:
Sold ................... 440 81 243 1,432 5 11 50 251 164 329
Reinvested .............. 602 96 602 269 7 4 25 67 61 156
Redeemed ...............
(1,021) (240) (859) (1,386) (32) (45) (120) (193) (218) (275)
Net Increase (Decrease) .....
21 (63) (14) 315 (20) (30) (45) 125 7 210
Year Ended October 31, 2019
Dollars:
Sold ................... $ 18,837 $ 2,399 $ 5,002 $ 57,610 $ 235 $ 783 $ 2,007 $ 11,173 $ 10,114 $ 21,386
Reinvested .............. 27,519 4,816 25,797 9,936 328 209 1,454 2,552 2,996 6,629
Redeemed ...............
(34,259) (11,757) (20,064) (46,417) (393) (1,790) (4,843) (5,777) (11,124) (11,684)
Net Increase (Decrease) .....
$ 12,097 $ (4,542) $ 10,735 $ 21,129 $ 170 $ (798) $ (1,382) $ 7,948 $ 1,986 $ 16,331
Shares:
Sold ................... 941 134 259 2,632 12 42 98 527 453 960
Reinvested .............. 1,579 314 1,555 525 20 13 84 140 160 350
Redeemed ...............
(1,696) (680) (1,040) (2,147) (20) (92) (239) (271) (508) (531)
Net Increase (Decrease) .....
824 (232) 774 1,010 12 (37) (57) 396 105 779
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2020
From net investment income and
net realized gain on investments $ (12,615) $ (1,744) $ (11,894) $ (6,138) $ (135) $ (155) $ (520) $ (1,462) $ (1,375) $ (3,537)
Total Dividends and
Distributions
$ (12,615) $ (1,744) $ (11,894) $ (6,138) $ (135) $ (155) $ (520) $ (1,462) $ (1,375) $ (3,537)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (27,833) $ (4,846) $ (25,810) $ (10,800) $ (328) $ (490) $ (1,454) $ (2,552) $ (2,996) $ (6,629)
Total Dividends and
Distributions
$ (27,833) $ (4,846) $ (25,810) $ (10,800) $ (328) $ (490) $ (1,454) $ (2,552) $ (2,996) $ (6,629)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Growth Fund I
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ (3,546) $ (9,112)
Net realized gain (loss) on investments and futures ................................................................................ 9,322 145,832
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(52,288) 35,376
Net Increase (Decrease) in Net Assets Resulting from Operations (46,512) 172,096
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (139,062) (233,532)
Total Dividends and Distributions (139,062) (233,532)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
124,407 93,356
Total Increase (Decrease) in Net Assets (61,167) 31,920
Net Assets
Beginning of period .................................................................................................................
1,783,123 1,751,203
End of period .......................................................................................................................
$ 1,721,956 $ 1,783,123
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 7,419 $ 72,260 $ 257 $ 369 $ 2,681 $ 1,566 $ 4,246 $ 118,046
Reinvested .................................. 7,482 11,853 157 242 1,191 1,128 3,016 112,255
Redeemed ...................................
(10,767) (48,422) (458) (897) (4,957) (2,092) (6,956) (145,212)
Net Increase (Decrease) .........................
$ 4,134 $ 35,691 $ (44) $ (286) $ (1,085) $ 602 $ 306 $ 85,089
Shares:
Sold ....................................... 889 5,438 27 38 269 138 349 8,925
Reinvested .................................. 833 881 15 25 112 97 244 8,358
Redeemed ...................................
(1,293) (3,839) (46) (95) (479) (192) (584) (11,565)
Net Increase (Decrease) .........................
429 2,480 (4) (32) (98) 43 9 5,718
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 9,940 $ 66,887 $ 538 $ 1,133 $ 4,006 $ 5,110 $ 8,173 $ 129,322
Reinvested .................................. 11,679 18,079 360 505 2,262 1,840 6,014 190,615
Redeemed ...................................
(12,989) (82,385) (1,225) (1,861) (6,698) (5,858) (17,637) (234,454)
Net Increase (Decrease) .........................
$ 8,630 $ 2,581 $ (327) $ (223) $ (430) $ 1,092 $ (3,450) $ 85,483
Shares:
Sold ....................................... 1,063 5,041 50 112 376 426 658 9,853
Reinvested .................................. 1,557 1,671 43 62 258 194 601 17,649
Redeemed ...................................
(1,396) (6,331) (118) (189) (625) (517) (1,484) (18,062)
Net Increase (Decrease) .........................
1,224 381 (25) (15) 9 103 (225) 9,440
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (7,498) $ (13,560) $ (157) $ (257) $ (1,191) $ (1,128) $ (3,016) $ (112,255)
Total Dividends and Distributions
$ (7,498) $ (13,560) $ (157) $ (257) $ (1,191) $ (1,128) $ (3,016) $ (112,255)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (11,699) $ (20,162) $ (360) $ (580) $ (2,262) $ (1,840) $ (6,014) $ (190,615)
Total Dividends and Distributions
$ (11,699) $ (20,162) $ (360) $ (580) $ (2,262) $ (1,840) $ (6,014) $ (190,615)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap S&P 600 Index Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 8,747 $ 14,356
Net realized gain (loss) on investments and futures ................................................................................ 25,654 89,047
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(257,675) (59,671)
Net Increase (Decrease) in Net Assets Resulting from Operations (223,274) 43,732
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (89,915) (141,599)
Total Dividends and Distributions (89,915) (141,599)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
44,926 62,002
Total Increase (Decrease) in Net Assets (268,263) (35,865)
Net Assets
Beginning of period .................................................................................................................
1,280,056 1,315,921
End of period .......................................................................................................................
$ 1,011,793 $ 1,280,056
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 7,504 $ 39,191 $ 861 $ 1,555 $ 12,235 $ 5,944 $ 10,571 $ 105,326
Reinvested .................................. 12,768 23,404 590 713 6,545 3,722 8,270 33,879
Redeemed ...................................
(18,114) (98,668) (2,578) (2,777) (24,951) (14,003) (27,218) (39,843)
Net Increase (Decrease) .........................
$ 2,158 $ (36,073) $ (1,127) $ (509) $ (6,171) $ (4,337) $ (8,377) $ 99,362
Shares:
Sold ....................................... 390 1,865 41 71 580 271 488 5,689
Reinvested .................................. 544 935 24 28 256 144 317 1,353
Redeemed ...................................
(921) (4,570) (120) (122) (1,070) (586) (1,128) (1,818)
Net Increase (Decrease) .........................
13 (1,770) (55) (23) (234) (171) (323) 5,224
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 10,947 $ 128,012 $ 2,317 $ 2,354 $ 26,940 $ 10,382 $ 24,422 $ 182,715
Reinvested .................................. 20,588 38,435 1,287 1,340 11,287 7,578 18,189 42,876
Redeemed ...................................
(26,339) (167,916) (5,198) (4,873) (36,449) (28,882) (73,429) (124,581)
Net Increase (Decrease) .........................
$ 5,196 $ (1,469) $ (1,594) $ (1,179) $ 1,778 $ (10,922) $ (30,818) $ 101,010
Shares:
Sold ....................................... 475 5,234 96 96 1,058 414 967 7,807
Reinvested .................................. 1,004 1,764 60 61 508 337 804 1,969
Redeemed ...................................
(1,148) (6,808) (215) (200) (1,463) (1,156) (2,948) (5,065)
Net Increase (Decrease) .........................
331 190 (59) (43) 103 (405) (1,177) 4,711
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (12,774) $ (23,409) $ (590) $ (713) $ (6,545) $ (3,722) $ (8,271) $ (33,891)
Total Dividends and Distributions
$ (12,774) $ (23,409) $ (590) $ (713) $ (6,545) $ (3,722) $ (8,271) $ (33,891)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (20,597) $ (38,437) $ (1,287) $ (1,340) $ (11,287) $ (7,578) $ (18,193) $ (42,880)
Total Dividends and Distributions
$ (20,597) $ (38,437) $ (1,287) $ (1,340) $ (11,287) $ (7,578) $ (18,193) $ (42,880)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 5,525 $ 9,472
Net realized gain (loss) on investments and futures ................................................................................ (24,642) (18,893)
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(204,906) 58,624
Net Increase (Decrease) in Net Assets Resulting from Operations (224,023) 49,203
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (9,195) (165,869)
Total Dividends and Distributions (9,195) (165,869)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(17,339) 51,180
Total Increase (Decrease) in Net Assets (250,557) (65,486)
Net Assets
Beginning of period .................................................................................................................
1,014,967 1,080,453
End of period .......................................................................................................................
$ 764,410 $ 1,014,967
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 908 $ 773 $ 25,033 $ 109 $ 199 $ 987 $ 377 $ 2,513 $ 41,690
Reinvested ........................ 39 77 1,052 – 1 24 26 131 7,830
Redeemed .........................
(1,221) (1,778) (20,782) (312) (703) (2,443) (1,798) (2,532) (67,539)
Net Increase (Decrease) ...............
$ (274) $ (928) $ 5,303 $ (203) $ (503) $ (1,432) $ (1,395) $ 112 $ (18,019)
Shares:
Sold ............................. 97 89 3,136 14 23 133 43 276 4,689
Reinvested ........................ 4 7 95 – – 2 2 12 711
Redeemed .........................
(134) (196) (2,247) (37) (76) (268) (189) (255) (6,658)
Net Increase (Decrease) ...............
(33) (100) 984 (23) (53) (133) (144) 33 (1,258)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 2,382 $ 961 $ 37,432 $ 155 $ 786 $ 1,307 $ 928 $ 2,956 $ 46,030
Reinvested ........................ 1,126 2,679 19,932 153 198 1,350 748 3,622 135,951
Redeemed .........................
(2,222) (2,530) (57,135) (302) (1,379) (3,954) (1,215) (7,520) (131,259)
Net Increase (Decrease) ...............
$ 1,286 $ 1,110 $ 229 $ 6 $ (395) $ (1,297) $ 461 $ (942) $ 50,722
Shares:
Sold ............................. 231 95 3,699 17 87 134 92 287 4,513
Reinvested ........................ 126 305 2,195 18 24 157 85 407 14,977
Redeemed .........................
(216) (254) (5,576) (32) (147) (396) (121) (762) (12,795)
Net Increase (Decrease) ...............
141 146 318 3 (36) (105) 56 (68) 6,695
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (39) $ (77) $ (1,066) $ – $ (2) $ (24) $ (26) $ (131) $ (7,830)
Total Dividends and Distributions
$ (39) $ (77) $ (1,066) $ – $ (2) $ (24) $ (26) $ (131) $ (7,830)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (1,127) $ (2,679) $ (19,932) $ (153) $ (307) $ (1,350) $ (748) $ (3,622) $ (135,951)
Total Dividends and Distributions
$ (1,127) $ (2,679) $ (19,932) $ (153) $ (307) $ (1,350) $ (748) $ (3,622) $ (135,951)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 7,669 $ 15,036
Net realized gain (loss) on investments ............................................................................................. (5,153) 1,804
Net change in unrealized appreciation/depreciation of investments ................................................................
(41,573) 25,570
Net Increase (Decrease) in Net Assets Resulting from Operations (39,057) 42,410
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (6,895) (13,837)
Total Dividends and Distributions (6,895) (13,837)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
64,866 165,957
Total Increase (Decrease) in Net Assets 18,914 194,530
Net Assets
Beginning of period .................................................................................................................
561,148 366,618
End of period .......................................................................................................................
$ 580,062 $ 561,148
Class A Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................................................................... $ 57,685 $ 9,827 $ 124,285
Reinvested .................................................................................. 3,686 271 2,174
Redeemed ...................................................................................
(56,040) (5,929) (71,093)
Net Increase (Decrease) .........................................................................
$ 5,331 $ 4,169 $ 55,366
Shares:
Sold ....................................................................................... 7,791 1,314 16,798
Reinvested .................................................................................. 501 37 296
Redeemed ...................................................................................
(7,907) (823) (9,716)
Net Increase (Decrease) .........................................................................
385 528 7,378
Year Ended October 31, 2019
Dollars:
Sold ....................................................................................... $ 124,394 $ 21,163 $ 117,088
Reinvested .................................................................................. 8,327 642 3,151
Redeemed ...................................................................................
(63,546) (11,114) (34,148)
Net Increase (Decrease) .........................................................................
$ 69,175 $ 10,691 $ 86,091
Shares:
Sold ....................................................................................... 17,170 2,924 16,092
Reinvested .................................................................................. 1,148 88 432
Redeemed ...................................................................................
(8,854) (1,540) (4,748)
Net Increase (Decrease) .........................................................................
9,464 1,472 11,776
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ........................................... $ (4,172) $ (306) $ (2,417)
Total Dividends and Distributions
$ (4,172) $ (306) $ (2,417)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ........................................... $ (9,516) $ (743) $ (3,578)
Total Dividends and Distributions
$ (9,516) $ (743) $ (3,578)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal Fund, Core
Fixed Income Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets
Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, Government
Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Emerging Markets Fund, International
Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap
Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation
Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal
LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050
Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime Hybrid 2015 Fund,
Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime
Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund,
Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime
Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative
Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term
Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond
Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Institutional,
R-1, R-2, R-3, R-4, R-5, and R-6. Information presented in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4,
R-5, and R-6 classes of shares. Certain detailed financial information for Class A and Class C shares is provided separately.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective January 11, 2019, Class C shares discontinued and converted into Class A shares for Core Plus Bond Fund, Inflation Protection
Fund, and LargeCap Growth Fund.
Effective March 1, 2019, the initial purchases of $10,000 of R-3 and R-5 shares of the following funds were made by the Manager.
Effective March 1, 2019, the initial purchase of $10,000 of R-6 shares of Diversified International Fund was made by the Manager.
Effective April 2, 2019, the initial purchases of $10,000 of Class A and R-6 shares of MidCap Value Fund I were made by the Manager.
Effective April 12, 2019, MidCap Value Fund I, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of
MidCap Value Fund III, pursuant to a plan of reorganization approved by shareholders on April 5, 2019. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 57,375,000 shares from MidCap Value Fund III for 73,317,000 shares valued at $1,014,959,000 of MidCap Value Fund I at an approximate exchange rate of 1.27, 1.21, 1.28, 1.27, 1.26, 1.22, 1.20, 1.21, and 1.29 for Class A, Class J,
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares, respectively. The investment securities of MidCap Value Fund III, with a fair value of approximately $978,380,000 and a cost of $943,248,000 and $35,891,000 cash were the primary assets acquired by MidCap
Value Fund I on April 12, 2019. For financial reporting purposes, assets received and shares issued by MidCap Value Fund I were recorded at fair value; however, the cost basis of the investments received from MidCap Value Fund III were maintained through the reorganization.
The net assets of MidCap Value Fund III and MidCap Value Fund I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $1,015,084,000 ($6,857,000 of accumulated realized loss) and $951,721,000, respectively. The net assets of MidCap Value
Fund I immediately following the acquisition were $1,966,805,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2018, the beginning of the fiscal year for MidCap Value Fund I, MidCap
Value Fund I’s pro forma results of operations for the year ended October 31, 2019, would have been $28,811,000 of net investment income,
$177,351,000 of net realized and unrealized gain on investments, and $206,162,000 of net increase in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is
Principal LifeTime Hybrid 2015 Fund Principal LifeTime Hybrid 2035 Fund Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2020 Fund Principal LifeTime Hybrid 2040 Fund Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid 2025 Fund Principal LifeTime Hybrid 2045 Fund Principal LifeTime Hybrid 2065 Fund
Principal LifeTime Hybrid 2030 Fund Principal LifeTime Hybrid 2050 Fund Principal LifeTime Hybrid Income Fund

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

not practicable to separate the amounts of revenue and earnings of MidCap Value Fund III that have been included in MidCap Value Fund I’s statement of operations since April 12, 2019.
Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.
Effective October 11, 2019, LargeCap Growth Fund I, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of LargeCap Growth Fund, pursuant to a plan of reorganization approved by shareholders on October 4, 2019. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 105,049,000 shares from LargeCap Growth Fund for 34,956,000 shares valued at $519,500,000 of LargeCap Growth Fund I at an approximate exchange rate of .33, .33, .36, .32, .35, .41, .40, and .38 for Class A, Class J, Institutional,
R-1, R-2, R-3, R-4, and R-5 classes of shares, respectively. The investment securities of LargeCap Growth Fund, with a fair value of approximately $503,006,000 and a cost of $471,973,000 and $16,841,000 cash were the primary assets acquired by LargeCap Growth Fund
I on October 11, 2019. For financial reporting purposes, assets received and shares issued by LargeCap Growth Fund I were recorded at fair value; however, the cost basis of the investments received from LargeCap Growth Fund were maintained through the reorganization.
The net assets of LargeCap Growth Fund and LargeCap Growth Fund I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $519,691,000 ($3,739,000 of accumulated realized gain) and $8,814,012,000, respectively. The net assets of LargeCap
Growth Fund I immediately following the acquisition were $9,333,703,000. In accordance with Sections 381-384 of the Internal Revenue
Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2018, the beginning of the fiscal year for LargeCap Growth Fund I, LargeCap
Growth Fund I’s pro forma results of operations for the year ended October 31, 2019, would have been $14,855,000 of net investment income, $1,450,175,000 of net realized and unrealized gain on investments, and $1,465,030,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Fund that have been included in
LargeCap Growth Fund I’s statement of operations since October 12, 2019.
Effective December 20, 2019, Diversified International Fund, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of Global Opportunities Fund, a series of the Fund, pursuant to a plan of reorganization approved by shareholders on December 18,
2019. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 4,597,000 shares from Global Opportunities Fund for
1,150,000 shares valued at $14,798,000 of Diversified International Fund at an approximate exchange rate of .27 and .29 for Class A and
Institutional classes of shares, respectively. The investment securities of Global Opportunities Fund, with a fair value of approximately
$12,835,000 and a cost of $12,014,000 and $3,574,000 cash were the primary assets acquired by Diversified International Fund on December
20, 2019. For financial reporting purposes, assets received and shares issued by Diversified International Fund were recorded at fair value;
however, the cost basis of the investments received from Global Opportunities Fund were maintained through the reorganization. The net assets of Global Opportunities Fund and Diversified International Fund immediately prior to the acquisition in accordance with U.S.
GAAP were approximately $16,894,000 ($953,000 of accumulated realized gain) and $12,519,093,000, respectively. The net assets of
Diversified International Fund immediately following the acquisition were $12,535,987,000. In accordance with Sections 381-384 of the
Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2019, the beginning of the fiscal year for Diversified International Fund,
Diversified International Fund’s pro forma results of operations for the period ended April 30, 2020, would have been $84,605,000 of net investment income, $1,453,947,000 of net realized and unrealized loss on investments, and $1,369,342,000 of net decrease in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Global Opportunities Fund that have been included in Diversified International Fund’s statement of operations since December 21, 2019.
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. Certain of the Funds, including Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020
Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal
LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065
Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund,
Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime
Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund,
Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, and Principal LifeTime
Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced
Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the
“SAM Portfolios”) invest in R-6 and Institutional shares of other series of the Fund which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, certain of the Funds invest in Principal Exchange-Traded Funds, which are valued at closing exchange price. The Funds also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.
The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime
Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors, as may occasionally be necessary.
Government Money Market Fund qualifies as a government/agency money market fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Peruvian Sol
5 .5%
Euro
5 .3
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of April 30,
2020:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon
Diversified International Fund
Euro 18 .3%
Japanese Yen 16 .0
Swiss Franc 9 .0
Canadian Dollar 7 .5
British Pound Sterling 7 .1
Hong Kong Dollar 6 .9
Finisterre Unconstrained Emerging Markets Bond Fund
Global Real Estate Securities Fund
Japanese Yen 11 .5%
Euro 9 .0
Hong Kong Dollar 6 .5
British Pound Sterling 5 .8
International Emerging Markets Fund
Hong Kong Dollar 20 .9%
New Taiwan Dollar 13 .1
South Korean Won 12 .9
Indian Rupee 9 .6
International Fund I
Hong Kong Dollar 15 .2%
Japanese Yen 14 .4
British Pound Sterling 12 .2
Euro 11 .9
Swiss Franc 7 .0
New Taiwan Dollar 6 .9
Canadian Dollar 6 .7
Overseas Fund
Euro 35 .7%
British Pound Sterling 17 .9
Japanese Yen 15 .5
Swiss Franc 6 .7
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and
Money Market Fund) of each class.
Distributions from Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Government Money Market Fund and Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Government & High Quality Bond Fund, High
Yield Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent
book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2020 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2016-2018 or from commencement of the fund’s operations to
2018.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.
Gains realized upon the disposition of certain foreign securities held by certain of the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. In certain countries, realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statements of assets and liabilities.
At April 30, 2020 , International Emerging Markets Fund had a foreign tax refund receivable of $454,000 relating to foreign securities.
Recent Accounting Pronouncements. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update
(“ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair
Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The
ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of October 31, 2018, the Funds have adopted the removal and modification of applicable disclosures.
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt
Securities , which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Funds have adopted the new amendment as of November 1, 2019. The adoption of the ASU resulted in a cumulative effective adjustment to components within total distributable earnings (accumulated loss) on the statements of assets and liabilities as of the beginning of the fiscal year. This cumulative effective adjustment did not have a material impact on the financial statements and did not impact net assets of the Funds.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). As of April
30, 2020 , International Fund I had outstanding borrowings of $1,790,000. As of April 30, 2020 , MidCap Value Fund I had outstanding loans of $1,790,000. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations.
During the period ended April 30, 2020, Funds lending to the Facility were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Core Fixed Income Fund $ 5,056 2.17%
Core Plus Bond Fund 90 2.13
Diversified International Fund 10,567 1.29
Equity Income Fund 2,225 2.14
Global Diversified Income Fund 1,160 2.12
Global Real Estate Securities Fund 199 1.18
Government & High Quality Bond Fund 294 2.13
High Income Fund 42 1.09
High Yield Fund 80 2.18
International Emerging Markets Fund 10 1.60
International Fund I 1 2.13
LargeCap Growth Fund I 399 2.03
LargeCap S&P 500 Index Fund 779 2.15
LargeCap Value Fund III 276 2.02
MidCap Fund 16 1.01
MidCap Growth Fund III 257 2.12
MidCap Value Fund I 17 1.15
Overseas Fund 370 2.12
Principal Capital Appreciation Fund 70 0.99
Real Estate Securities Fund 221 2.13
SmallCap Fund 5 2.17
SmallCap Growth Fund I 234 2.16
SmallCap S&P 600 Index Fund 107 2.00
SmallCap Value Fund II 13 1.95
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

During the period ended April 30, 2020, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds (with the exception of High Income Fund) participate with other registered investment companies managed by the
Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations.
There were no outstanding borrowings against the line of credit as of April 30, 2020.
During the period ended April 30, 2020, Funds borrowing against the line of credit were as follows (amounts in thousands):
Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. Contingent convertible securities (“CoCos”), are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-
concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
California Municipal Fund $ 109 1.16%
Core Plus Bond Fund 52 2.15
Diversified International Fund 1,088 2.15
Finisterre Unconstrained Emerging Markets Bond Fund 9 0.93
Global Real Estate Securities Fund 3,330 2.16
Government & High Quality Bond Fund 145 1.01
Inflation Protection Fund 6 1.44
International Emerging Markets Fund 30 2.18
International Fund I 484 1.89
LargeCap Growth Fund I 2,970 2.15
LargeCap S&P 500 Index Fund 453 2.13
MidCap Fund 3,378 2.14
MidCap Growth Fund 9 1.08
MidCap Growth Fund III 45 2.10
MidCap S&P 400 Index Fund 641 2.11
SmallCap S&P 600 Index Fund 138 2.14
SmallCap Value Fund II 111 2.15
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Global Diversified Income Fund $ 88 2.75%
Tax-Exempt Bond Fund 467 2.05
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence. As of April 30, 2020 , Funds investing in CoCos, as a percentage of net assets, were as follows:
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, and Inflation Protection
Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
As of April 30, 2020 , financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Core Plus Bond Fund 1.03%
Finisterre Unconstrained Emerging Markets Bond Fund 4.68
Global Diversified Income Fund 2.33
High Yield Fund 0.85
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Finisterre Unconstrained Emerging Markets Bond Fund
Barclays Bank PLC
Credit Default Swaps $ 99 5 $ — $ 99 5
Foreign Currency Contracts 16 (193) (177)
$ 1,01 1 $ (193) $ 81 8 $ — $ 81 8
Citigroup Inc
Credit Default Swaps 514 (40) 474
Foreign Currency Contracts — (2) (2)
$ 514 $ (4 2 ) $ 472 $ — $ 472
Goldman Sachs & Co
Credit Default Swaps 321 (27) 294
Foreign Currency Contracts 22 (10) 12
$ 34 3 $ (3 7 ) $ 306 $ — $ 306
HSBC Securities Inc
Foreign Currency Contracts 56 6 (44 7 ) 11 9
$ 56 6 $ (44 7 ) $ 11 9 $ — $ 11 9
JPMorgan Chase
Credit Default Swaps — (64 7 ) (64 7 )
Foreign Currency Contracts 64 3 (22 4 ) 419
$ 64 3 $ (87 1 ) $ (2 28 )
$ 228 ^^
$ —
Total OTC $ 3,07 7 $ (1,590) $ 1,48 7 $ — $ 1,487
Global Diversified Income Fund
Bank of New York Mellon
Foreign Currency Contracts 5 (104) (99)
$ 5 $ (104) $ (99) $ — $ (99)
Barclays Bank PLC
Foreign Currency Contracts 29 (20) 9
$ 29 $ (20) $ 9
$ (9) ^
$ —
Goldman Sachs & Co
Foreign Currency Contracts 208 — 208
$ 208 $ — $ 208 $ — $ 208
HSBC Securities Inc
Foreign Currency Contracts 2,301 (40 6 ) 1,89 5
$ 2,301 $ (40 6 ) $ 1,89 5 $ — $ 1,89 5
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Global Diversified Income Fund (continued)
JPMorgan Chase
Foreign Currency Contracts $ 64 1 $ (270) $ 371
$ 64 1 $ (270) $ 371 $ — $ 371
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts — (8 4 ) (8 4 )
$ — $ (8 4 ) $ (8 4 )
$ 84 ^^
$ —
Toronto Dominion Bank
Foreign Currency Contracts 10 (48) (3 8 )
$ 10 $ (48) $ (3 8 )
$ 38 ^^
$ —
Total OTC $ 3,19 4 $ (932) $ 2,262 $ — $ 2,262
High Income Fund
Bank of New York Mellon
Foreign Currency Contracts 5 (107) (102)
$ 5 $ (107) $ (102) $ — $ (102)
Total OTC $ 5 $ (107) $ (102) $ — $ (102)
Inflation Protection Fund
Bank of America NA
Foreign Currency Contracts 183 (317) (13 4 )
$ 183 $ (317) $ (13 4 ) $ — $ (13 4 )
Barclays Bank PLC
Foreign Currency Contracts 206 (93) 113
Purchased Capped Options 240 — 240
Purchased Interest Rate Swaptions 6,13 2 — 6,13 2
Written Capped Options — (117) (117)
Written Interest Rate Swaptions — (9,30 3 ) (9,30 3 )
$ 6,57 8 $ (9,51 3 ) $ (2,93 5 ) $ — $ (2,93 5 )
BMO Capital Markets
Foreign Currency Contracts — (9) (9)
$ — $ (9) $ (9) $ — $ (9)
BNP Paribas
Foreign Currency Contracts 32 — 32
$ 32 $ — $ 32 $ — $ 32
Citigroup Inc
Foreign Currency Contracts — (80) (80)
Purchased Options — — —
$ — $ (80) $ (80) $ — $ (80)
Deutsche Bank AG
Foreign Currency Contracts — (22 5 ) (22 5 )
Purchased Capped Options 6 — 6
Purchased Interest Rate Swaptions 1,028 — 1,028
Written Capped Options — — —
Written Interest Rate Swaptions — (2,43 7 ) (2,43 7 )
Written Options — — —
$ 1,034 $ (2,66 2 ) $ (1,62 8 ) $ — $ (1,62 8 )
Goldman Sachs & Co
Foreign Currency Contracts 31 8 (33 8 ) (20)
$ 31 8 $ (33 8 ) $ (20) $ — $ (20)
JPMorgan Chase
Foreign Currency Contracts 164 (76 8 ) (60 4 )
Purchased Capped Options 10 — 10
Purchased Interest Rate Swaptions 1,99 2 — 1,99 2
Written Capped Options — (7) (7)
Written Interest Rate Swaptions — (1,5 80 ) (1,5 80 )
$ 2,166 $ (2,35 5 ) $ (18 9 ) $ — $ (18 9 )
Morgan Stanley & Co
Foreign Currency Contracts 402 (590) (188)
Purchased Interest Rate Swaptions 41 7 — 41 7
Written Interest Rate Swaptions — (1,87 5 ) (1,87 5 )
$ 81 9 $ (2,46 5 ) $ (1,64 6 ) $ — $ (1,64 6 )
Royal Bank of Scotland
Foreign Currency Contracts 8 — 8
$ 8 $ — $ 8 $ — $ 8
UBS AG
Foreign Currency Contracts 95 (2) 93
$ 95 $ (2) $ 93 $ — $ 93
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of April 30, 2020, deposits with counterparty were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Inflation Protection Fund (continued)
Wells Fargo Securities LLC
Purchased Options $ 105 $ — $ 105
$ 105 $ — $ 105 $ — $ 105
Westpac Banking Corporation
Foreign Currency Contracts 7 3 (71) 2
$ 7 3 $ (71) $ 2 $ — $ 2
Total OTC $ 11,41 1 $ (17,812) $ (6,40 1 ) $ — $ (6,401)
* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statement of assets and liabilities.
^ The counterparty has pledged cash or securities to the fund as collateral in a segregated account which is not included in the assets of the fund.
^^ The fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
Total Deposits
with Counterparty
Core Plus Bond Fund $ — $ 4 $ 4
Finisterre Unconstrained Emerging Markets
Bond Fund 1,905 8,079 9,984
Global Diversified Income Fund 523 9,921 10,444
Government & High Quality Bond Fund 1,908 — 1,908
High Income Fund 3,905 — 3,905
High Yield Fund 5,276 — 5,276
Inflation Protection Fund 14,195 — 14,195
LargeCap Growth Fund I 5,760 — 5,760
LargeCap S&P 500 Index Fund 13,944 — 13,944
LargeCap Value Fund III 2,040 — 2,040
MidCap Growth Fund III 714 — 714
MidCap S&P 400 Index Fund 2,210 — 2,210
MidCap Value Fund I 1,904 — 1,904
Overseas Fund 2,952 — 2,952
SmallCap Growth Fund I 859 — 859
SmallCap S&P 600 Index Fund 2,066 — 2,066
SmallCap Value Fund II 746 — 746
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of April 30, 2020, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statements of assets and liabilities.
The fund holds the “floating rate notes issued” in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end, the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balances of the “floating rate notes issued” as of April 30, 2020 were $15,405,000 and $13,388,000 for California Municipal Fund and Tax-
Exempt Bond Fund, respectively. The average outstanding balances for the liability during the period ending April 30, 2020 were $9,254,000 and $14,618,000 at weighted average annual interest rates of 2.80% and 2.26% for California Municipal Fund and Tax-Exempt Bond Fund,
respectively. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal
LifeTime Funds, Principal LifeTime Hybrid Funds, and SAM Portfolios) may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
ISDA (OTC
Derivatives)
Global Diversified Income Fund $ 290
Inflation Protection Fund 450
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on "to-be-announced" ("TBA") securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the period, Global Diversified Income Fund and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted)
that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-
registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statements of operations. As of  April 30, 2020 , the Funds had securities on loan as follows (amounts in thousands):
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or
Market Value Collateral Value
Core Fixed Income Fund $ 5,607 $ 5,767
Core Plus Bond Fund 1,352 1,382
Diversified International Fund 16,714 17,799
Equity Income Fund 1,851 1,908
Global Diversified Income Fund 43,170 46,418
Global Real Estate Securities Fund 12,150 12,474
High Income Fund 26,167 27,508
High Yield Fund 31,567 32,296
Inflation Protection Fund — —
International Fund I 2,836 3,020
LargeCap Growth Fund I 69,639 74,069
LargeCap S&P 500 Index Fund 6,497 6,897
LargeCap Value Fund III 1,279 1,367
MidCap Fund 161,694 177,323
MidCap Growth Fund III 2,203 2,387
MidCap S&P 400 Index Fund 8,965 9,318
MidCap Value Fund I 2,918 3,110
Overseas Fund 3,856 4,094
Principal Capital Appreciation Fund — —
Short-Term Income Fund 6,327 6,513
SmallCap Fund 16,686 17,666
SmallCap Growth Fund I 35,688 38,303
SmallCap S&P 600 Index Fund 18,639 20,382
SmallCap Value Fund II 12,300 13,175
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities, as applicable.
As of April 30, 2020, the commitments were as follows (amounts in thousands):
Short Sales. Global Diversified Income Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund,
High Income Fund, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. Centrally cleared swaps are valued using the last traded price from the preliminary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy,
Unfunded Loan Commitment Unrealized gain/loss
Core Plus Bond Fund $ 11 $ (1)
High Yield Fund 576 (69)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2020 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio
(singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the Underlying Funds in which the fund of funds invest. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., and each of the Underlying Funds. The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Underlying Funds can be found at www.prinicpalfunds.com.
As of April 30, 2020, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Underlying Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Fund
Total Percentage of
Outstanding Shares Owned Fund
Total Percentage of
Outstanding Shares Owned
Core Fixed Income Fund 60.63% LargeCap S&P 500 Index Fund 52.54%
Diversified International Fund 31.66 LargeCap Value Fund III 74.93
Equity Income Fund 29.82 MidCap Fund 2.92
Global Diversified Income Fund 2.83 MidCap Growth Fund III 48.87
Global Real Estate Securities Fund 14.59 MidCap S&P 400 Index Fund 37.52
Government & High Quality Bond Fund 52.73 MidCap Value Fund I 33.72
Government Money Market Fund 100.00 Overseas Fund 64.32
High Income Fund 30.41 Real Estate Securities Fund 4.86
High Yield Fund 8.53 Short-Term Income Fund 36.05
Inflation Protection Fund 44.00 SmallCap Growth Fund I 21.87
LargeCap Growth Fund I 19.10 SmallCap S&P 600 Index Fund 34.72
SmallCap Value Fund II 34.76
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives April 30, 2020 Liability Derivatives April 30, 2020
Derivatives not accounted
for as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Fund
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ 463
*
Payables, Total distributable earnings (accumulated loss)
$ —
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 160
*
Payables, Total distributable earnings (accumulated loss)
$ 373
*
Total
$ 623 $ 373
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,830
Payables, Total distributable earnings (accumulated loss)
$ 714
Foreign exchange contracts Receivables
$ 1,247
Payables
$ 876
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,610
*
Payables, Total distributable earnings (accumulated loss)
$ 2,298
*
Total
$ 5,687 $ 3,888
Global Diversified Income Fund
Foreign exchange contracts Receivables
$ 3,194
Payables
$ 932
Government & High Quality Bond Fund
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 2,588
*
High Income Fund
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ 204
*
Payables, Total distributable earnings (accumulated loss)
$ —
Foreign exchange contracts Receivables
$ 5
Payables
$ 107
Total
$ 209 $ 107
High Yield Fund
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ 11
*
Payables, Total distributable earnings (accumulated loss)
$ —
Inflation Protection Fund
Foreign exchange contracts Receivables
$ 1,586
Payables
$ 2,493
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 48,369
*
Payables, Total distributable earnings (accumulated loss)
$ 56,142
*
Total
$ 49,955 $ 58,635
LargeCap Growth Fund I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 9,023
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Index Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 19,312
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap Value Fund III
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,637
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap Growth Fund III
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 837
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap S&P 400 Index Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,693
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap Value Fund I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,330
*
Payables, Total distributable earnings (accumulated loss)
$ —
Overseas Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,168
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap Growth Fund I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 656
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap S&P 600 Index Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,192
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap Value Fund II
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 390
*
Payables, Total distributable earnings (accumulated loss)
$ —
*
Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 3,913 $ 463
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Foreign exchange contracts
Net realized gain (loss) from Foreign currency
contracts /Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ 432 $ (432)
Interest rate contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 1,327 $ (414)
Total $ 5,672 $ (383)
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (615) $ (640)
Foreign exchange contracts
Net realized gain (loss) from Foreign currency
contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ 946 $ (181)
Interest rate contracts
Net realized gain (loss) from Futures contracts
and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 1,017 $ (385)
Total $ 1,348 $ (1,206)
Global Diversified Income Fund
Foreign exchange contracts
Net realized gain (loss) from Foreign currency
contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ 14,614 $ 1,958
Interest rate contracts
Net realized gain (loss) from Futures contracts
and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 5,540 $ (2,568)
Total $ 20,154 $ (610)
Government & High Quality Bond Fund
Interest rate contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (1,857) $ (4,107)
High Income Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (4,981) $ (16)
Foreign exchange contracts
Net realized gain (loss) from Foreign currency
contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ — $ (102)
Total $ (4,981) $ (118)
High Yield Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 3,778 $ 258
Inflation Protection Fund
Foreign exchange contracts
Net realized gain (loss) from Investment
transactions and Foreign currency contracts/Net
change in unrealized appreciation/(depreciation)
of Investments, Foreign currency contracts, and
Options and swaptions.
$ 88 $ 505
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (6,994) $ (1,001)
Total $ (6,906) $ (496)
LargeCap Growth Fund I
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (11,574) $ 9,148
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets
Bond Fund, Global Diversified Income Fund, Government & High Quality Bond Fund, and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended
April 30, 2020 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
LargeCap S&P 500 Index Fund
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (24,407)
$ 18,946
LargeCap Value Fund III
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (2,871) $ 2,510
MidCap Growth Fund III
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (1,090) $ 686
MidCap S&P 400 Index Fund
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (4,618) $ 1,593
MidCap Value Fund I
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (1,939) $ 1,828
Overseas Fund
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (5,470) $ 1,146
SmallCap Growth Fund I
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (1,111) $ 642
SmallCap S&P 600 Index Fund
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (5,294) $ 1,697
SmallCap Value Fund II
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 406 $ 357
Contract Type Derivative Type Average Notional
Core Plus Bond Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $12,550
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 32,739
Foreign Currency Contracts - Contracts to Deliver 45,049
Interest Rate Contracts Futures - Long 33,043
Futures - Short 53,235
Finisterre Unconstrained Emerging Markets Bond Fund
Credit Contracts Credit Default Swaps - Buy Protection 12,281
Credit Default Swaps - Sell Protection 7,317
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 28,059
Foreign Currency Contracts - Contracts to Deliver 51,222
Interest Rate Contracts Exchange Cleared Interest Rate Swaps – Pay Floating Rate 61,139
Exchange Cleared Interest Rate Swaps – Receive Floating Rate 15,180
Futures - Long 142,963
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Contract Type Derivative Type Average Notional
Finisterre Unconstrained Emerging Markets Bond Fund (continued)
Futures - Short $29,388
Interest Rate Swaps - Receive Floating Rate 63,289
Total Return Swaps - Receive Floating Rate 11,954
Global Diversified Income Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 59,807
Foreign Currency Contracts - Contracts to Deliver 163,280
Interest Rate Contacts Futures - Short 26,059
Total Return Swaps - Receive Floating Rate 44,303
Government & High Quality Bond Fund
Interest Rate Contracts Futures - Short 65,803
High Income Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 43,940
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 749
Foreign Currency Contracts - Contracts to Deliver 7,806
High Yield Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection 24,750
Exchange Cleared Credit Default Swaps - Sell Protection 62,500
Inflation Protection Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 161,318
Foreign Currency Contracts - Contracts to Deliver 267,280
Purchased Options 17,142
Written Options 17,447
Interest Rate Contracts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 889,500
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 953,900
Futures - Long 365,913
Futures - Short 236,017
Purchased Capped Options 131,345
Purchased Interest Rate Swaptions 475,532
Purchased Options 2,770
Written Capped Options 185,325
Written Interest Rate Swaptions 2,169,423
Written Options 1,728
LargeCap Growth Fund I
Equity Contracts Futures - Long 59,844
LargeCap S&P 500 Index Fund
Equity Contracts Futures - Long 93,458
LargeCap Value Fund III
Equity Contracts Futures - Long 18,263
MidCap Growth Fund III
Equity Contracts Futures - Long 6,476
MidCap S&P 400 Index Fund
Equity Contracts Futures - Long 18,818
MidCap Value Fund I
Equity Contracts Futures - Long 21,342
Overseas Fund
Equity Contracts Futures - Long 19,841
SmallCap Growth Fund I
Equity Contracts Futures - Long 7,964
SmallCap S&P 600 Index Fund
Equity Contracts Futures - Long 17,841
SmallCap Value Fund II
Equity Contracts Futures - Long 3,039
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted indicative prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Investment Companies
43,002
—
—
43,002
the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2020 in valuing the Funds' securities carried at value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 2,396 $ — $ — $ 2,396
Municipal Bonds* — 596,181 — 596,181
Total investments in securities $ 2,396 $ 596,181 $ — $ 598,577
Core Fixed Income Fund
Bonds* — 5,045,599 — 5,045,599
Common Stocks
Financial — — 1 1
Industrial — — 17,433 17,433
Investment Companies 63,502 — — 63,502
Senior Floating Rate Interests* — 17,955 — 17,955
U.S. Government & Government Agency Obligations* — 2,818,429 — 2,818,429
Total investments in securities $ 63,502 $ 7,881,983 $ 17,434 $ 7,962,919
Core Plus Bond Fund
Bonds* — 326,282 — 326,282
Common Stocks
Consumer, Cyclical — — 58 58
Preferred Stocks
Government — 3,614 — 3,614
Senior Floating Rate Interests* — 4,961 15 4,976
U.S. Government & Government Agency Obligations* — 238,155 — 238,155
Total investments in securities $ 42,002 $ 573,012 $ 73 $ 615,087
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 463 — 463
Interest Rate Contracts
Futures** 160 — — 160
Liabilities
Interest Rate Contracts
Futures** (373) — — (373)
Diversified International Fund
Common Stocks
Basic Materials 166,391 319,036 — 485,427
Communications 465,063 583,508 — 1,048,571
Consumer, Cyclical 206,110 1,516,281 — 1,722,391
Consumer, Non-cyclical 127,096 1,917,224 — 2,044,320
Diversified — 35,244 — 35,244
Energy 229,694 341,800 — 571,494
Financial 529,962 1,631,041 — 2,161,003
Industrial 130,732 977,633 — 1,108,365
Technology 79,778 1,111,043 — 1,190,821
Utilities 24,380 211,740 — 236,120
Investment Companies 427,499 — — 427,499
Preferred Stocks 24,770 — — 24,770
Total investments in securities $ 2,411,475 $ 8,644,550 $ — $ 11,056,025
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Equity Income Fund
Common Stocks* $ 6,796,005 $ — $ — $ 6,796,005
Investment Companies 335,581 — — 335,581
Total investments in securities $ 7,131,586 $ — $ — $ 7,131,586
Finisterre Unconstrained Emerging Markets Bond Fund
Bonds* — 155,852 — 155,852
Investment Companies 4,564 — — 4,564
U.S. Government & Government Agency Obligations* — 21,101 — 21,101
Total investments in securities $ 4,564 $ 176,953 $ — $ 181,517
Assets
Credit Contracts
Credit Default Swaps — 1,830 — 1,830
Foreign Exchange Contracts
Foreign Currency Contracts — 1,24 7 — 1,247
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 1,499 — 1,499
Futures** 1,111 — — 1,111
Liabilities
Credit Contracts
Credit Default Swaps — (71 4 ) — (714)
Foreign Exchange Contracts
Foreign Currency Contracts — (87 6 ) — (876)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (1,557) — (1,557)
Futures** (741) — — (741)
Global Diversified Income Fund
Bonds* — 4,046,225 101,996 4,148,221
Common Stocks
Basic Materials 14,395 16,441 23,385 54,221
Communications 87,657 5,044 — 92,701
Consumer, Cyclical 24,518 20,570 4 45,092
Consumer, Non-cyclical 12,027 18,578 971 31,576
Diversified — 901 — 901
Energy 31,483 10,137 191 41,811
Financial 183,734 99,552 — 283,286
Industrial 23,587 25,419 — 49,006
Technology 12,786 7,152 — 19,938
Utilities 278,778 7,136 — 285,914
Convertible Bonds* — 348 — 348
Convertible Preferred Stocks
Financial 2,350 — — 2,350
Investment Companies 278,503 — — 278,503
Preferred Stocks
Communications 1,641 — — 1,641
Consumer, Non-cyclical — 1,224 — 1,224
Energy 879 — — 879
Financial 37,141 4,542 — 41,683
Government — 10,434 — 10,434
Utilities 18,878 — — 18,878
Senior Floating Rate Interests* — 389,912 33,934 423,846
U.S. Government & Government Agency Obligations* — 37,766 — 37,766
Total investments in securities $ 1,008,357 $ 4,701,381 $ 160,481 $ 5,870,219
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 3,194 — 3,194
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (932) — (932)
Global Real Estate Securities Fund
Common Stocks
Communications — 8,383 — 8,383
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Real Estate Securities Fund
Consumer, Cyclical $ 19,116 $ 39,878 $ — $ 58,994
Financial 1,532,79 1 1,080,350 — 2,613,14 1
Industrial — 20,065 — 20,065
Investment Companies 81,517 — — 81,517
Total investments in securities $ 1,633,42 4 $ 1,148,676 $ — $ 2,782,10 0
Government & High Quality Bond Fund
Bonds* — 355,249 — 355,249
Investment Companies 82,006 — — 82,006
U.S. Government & Government Agency Obligations* — 1,264,027 — 1,264,027
Total investments in securities $ 82,006 $ 1,619,276 $ — $ 1,701,282
Liabilities
Interest Rate Contracts
Futures** (2,588) — — (2,588)
Government Money Market Fund
Bonds* — 2,622,250 — 2,622,250
Investment Companies 318,900 — — 318,900
Repurchase Agreements* — 988,000 — 988,000
U.S. Government & Government Agency Obligations* — 469,944 — 469,944
Total investments in securities $ 318,900 $ 4,080,194 $ — $ 4,399,094
High Income Fund
Bonds* — 2,168,146 17,220 2,185,366
Common Stocks
Communications — — — —
Consumer, Cyclical 3 — — 3
Consumer, Non-cyclical — — 256 256
Technology — — — —
Utilities — — — —
Investment Companies 149,996 — — 149,996
Preferred Stocks — — — —
Senior Floating Rate Interests* — 318,593 — 318,593
Total investments in securities $ 149,999 $ 2,486,739 $ 17,476 $ 2,654,214
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 204 — 204
Foreign Exchange Contracts
Foreign Currency Contracts — 5 — 5
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (107) — (107)
High Yield Fund
Bonds* — 2,258,066 — 2,258,066
Common Stocks
Consumer, Cyclical 1,401 — 1,009 2,410
Energy — — — —
Convertible Bonds* — — — —
Investment Companies 135,757 — — 135,757
Senior Floating Rate Interests* — 191,290 572 191,862
U.S. Government & Government Agency Obligations* — 50,369 — 50,369
Total investments in securities $ 137,158 $ 2,499,725 $ 1,581 $ 2,638,464
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 11 — 11
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Inflation Protection Fund
Bonds* $ — $ 110,424 $ — $ 110,424
Investment Companies 25,570 — — 25,570
U.S. Government & Government Agency Obligations* — 1,514,074 — 1,514,074
Purchased Options 2 33 1 05 — 338
Purchased Interest Rate Swaptions — 9,569 — 9,569
Purchased Capped Options — 256 — 256
Total investments in securities $ 25, 803 $ 1,634,4 28 $ — $ 1,660,231
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 1,4 81 — 1,4 81
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 36,465 — 36,465
Futures** 1,846 — — 1,846
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (2,49 3 ) — (2,49 3 )
Interest Rate Contracts
Capped Options — (124) — (124)
Exchange Cleared Interest Rate Swaps** — (38,839) — (38,839)
Futures** (1,653) — — (1,653)
Interest Rate Swaptions — (15,195) — (15,195)
Written Options (331) — — (331)
International Emerging Markets Fund
Common Stocks
Basic Materials 4,065 8,188 — 12,253
Communications 30,132 31,541 — 61,673
Consumer, Cyclical 5,909 14,832 — 20,741
Consumer, Non-cyclical 4,673 14,670 — 19,343
Diversified — 2,756 — 2,756
Energy 2,420 10,887 — 13,307
Financial 6,505 49,402 — 55,907
Industrial 741 18,961 — 19,702
Technology 3,443 41,144 — 44,587
Utilities — 3,603 — 3,603
Investment Companies 8,468 — — 8,468
Preferred Stocks
Energy 2,238 — — 2,238
Technology — 506 — 506
Total investments in securities $ 68,594 $ 196,490 $ — $ 265,084
International Fund I
Common Stocks
Basic Materials 3,471 11,944 — 15,415
Communications 10,207 17,525 — 27,732
Consumer, Cyclical 1,618 30,797 — 32,415
Consumer, Non-cyclical 3,479 42,789 — 46,268
Energy — 4,178 — 4,178
Financial 15,026 40,143 — 55,169
Industrial — 30,944 — 30,944
Technology 12,717 41,081 — 53,798
Utilities — 10,997 — 10,997
Investment Companies 3,023 — — 3,023
Total investments in securities $ 49,541 $ 230,398 $ — $ 279,939
LargeCap Growth Fund I
Common Stocks
Basic Materials 162,991 — — 162,991
Communications 2,172,468 — — 2,172,468
Consumer, Cyclical 608,374 — — 608,374
Consumer, Non-cyclical 2,796,498 — — 2,796,498
Energy 18,666 — — 18,666
Financial 707,963 — — 707,963
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap Growth Fund I
Industrial $ 647,266 $ — $ — $ 647,266
Technology 2,593,649 410 1,791 2,595,850
Utilities 70,399 — — 70,399
Convertible Preferred Stocks
Communications — — 10,683 10,683
Investment Companies 317,777 — — 317,777
Preferred Stocks
Communications — 2,239 — 2,239
Consumer, Cyclical — — 13,040 13,040
Technology — 3,919 1,041 4,960
Total investments in securities $ 10,096,051 $ 6,568 $ 26,555 $ 10,129,174
Assets
Equity Contracts
Futures** 9,023 — — $ 9,023
LargeCap S&P 500 Index Fund
Common Stocks* 5,520,76 8 — — 5,520,76 8
Investment Companies 183,911 — — 183,911
Total investments in securities $ 5,704,67 9 $ — $ — $ 5,704,67 9
Assets
Equity Contracts
Futures** 19,312 — — 19,312
LargeCap Value Fund III
Common Stocks* 1,744,66 3 — — 1,744,66 3
Investment Companies 43,168 — — 43,168
Total investments in securities $ 1,787,83 1 $ — $ — $ 1,787,83 1
Assets
Equity Contracts
Futures** 2,637 — — 2,637
MidCap Fund
Common Stocks
Basic Materials 116,204 — — 116,204
Communications 1,693,464 — — 1,693,464
Consumer, Cyclical 3,517,080 — — 3,517,080
Consumer, Non-cyclical 2,037,630 43,300 — 2,080,930
Financial 4,256,517 — — 4,256,517
Industrial 1,984,625 — — 1,984,625
Technology 2,055,703 — — 2,055,703
Utilities 377,977 — — 377,977
Investment Companies 190,642 — — 190,642
Total investments in securities $ 16,229,842 $ 43,300 $ — $ 16,273,142
MidCap Growth Fund
Common Stocks* 144,614 — — 144,614
Investment Companies 798 — — 798
Total investments in securities $ 145,412 $ — $ — $ 145,412
MidCap Growth Fund III
Common Stocks* 979,376 — — 979,376
Investment Companies 33,369 — — 33,369
Total investments in securities $ 1,012,745 $ — $ — $ 1,012,745
Assets
Equity Contracts
Futures** 837 — — 837
MidCap S&P 400 Index Fund
Common Stocks* 946,47 6 — — 946,47 6
Investment Companies 28,362 — — 28,362
Total investments in securities $ 974,83 8 $ — $ — $ 974,83 8
Assets
Equity Contracts
Futures** 1,693 — — 1,693
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Value Fund I
Common Stocks* $ 1,993,017 $ — $ — $ 1,993,017
Investment Companies 52,633 — — 52,633
Total investments in securities $ 2,045,650 $ — $ — $ 2,045,650
Assets
Equity Contracts
Futures** 2,330 — — 2,330
Money Market Fund
Bonds* — 42,783 — 42,783
Commercial Paper* — 623,558 — 623,558
Investment Companies 38,535 — — 38,535
Municipal Bonds* — 16,630 — 16,630
Repurchase Agreements* — 32,000 — 32,000
Total investments in securities $ 38,535 $ 714,971 $ — $ 753,506
Overseas Fund
Common Stocks
Basic Materials — 217,306 — 217,306
Communications 24,667 98,005 — 122,672
Consumer, Cyclical 19,887 195,501 — 215,388
Consumer, Non-cyclical 25,833 379,907 — 405,740
Diversified — 1,990 — 1,990
Energy 41,359 93,350 — 134,709
Financial 32,476 450,805 — 483,281
Industrial — 378,174 — 378,174
Technology — 118,822 — 118,822
Utilities — 121,126 — 121,126
Investment Companies 102,03 2 — — 102,03 2
Preferred Stocks
Consumer, Cyclical — 45,036 — 45,036
Consumer, Non-cyclical — 4 09 — 4 09
Total investments in securities $ 246,25 4 $ 2,100,43 1 $ — $ 2,346,685
Assets
Equity Contracts
Futures** 1,168 — — 1,168
Principal Capital Appreciation Fund
Common Stocks* 1,562,674 — — 1,562,674
Investment Companies 17,975 — — 17,975
Total investments in securities $ 1,580,649 $ — $ — $ 1,580,649
Principal LifeTime 2010 Fund
Investment Companies 690,640 — — 690,640
Total investments in securities $ 690,640 $ — $ — $ 690,640
Principal LifeTime 2015 Fund
Investment Companies 350,664 — — 350,664
Total investments in securities $ 350,664 $ — $ — $ 350,664
Principal LifeTime 2020 Fund
Investment Companies 3,561,883 — — 3,561,883
Total investments in securities $ 3,561,883 $ — $ — $ 3,561,883
Principal LifeTime 2025 Fund
Investment Companies 1,450,436 — — 1,450,436
Total investments in securities $ 1,450,436 $ — $ — $ 1,450,436
Principal LifeTime 2030 Fund
Investment Companies 5,081,933 — — 5,081,933
Total investments in securities $ 5,081,933 $ — $ — $ 5,081,933
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2035 Fund
Investment Companies $ 1,184,102 $ — $ — $ 1,184,102
Total investments in securities $ 1,184,102 $ — $ — $ 1,184,102
Principal LifeTime 2040 Fund
Investment Companies 3,497,421 — — 3,497,421
Total investments in securities $ 3,497,421 $ — $ — $ 3,497,421
Principal LifeTime 2045 Fund
Investment Companies 870,730 — — 870,730
Total investments in securities $ 870,730 $ — $ — $ 870,730
Principal LifeTime 2050 Fund
Investment Companies 2,091,119 — — 2,091,119
Total investments in securities $ 2,091,119 $ — $ — $ 2,091,119
Principal LifeTime 2055 Fund
Investment Companies 463,248 — — 463,248
Total investments in securities $ 463,248 $ — $ — $ 463,248
Principal LifeTime 2060 Fund
Investment Companies 378,529 — — 378,529
Total investments in securities $ 378,529 $ — $ — $ 378,529
Principal LifeTime 2065 Fund
Investment Companies 26,717 — — 26,717
Total investments in securities $ 26,717 $ — $ — $ 26,717
Principal LifeTime Hybrid 2015 Fund
Investment Companies 98,793 — — 98,793
Total investments in securities $ 98,793 $ — $ — $ 98,793
Principal LifeTime Hybrid 2020 Fund
Investment Companies 307,584 — — 307,584
Total investments in securities $ 307,584 $ — $ — $ 307,584
Principal LifeTime Hybrid 2025 Fund
Investment Companies 261,905 — — 261,905
Total investments in securities $ 261,905 $ — $ — $ 261,905
Principal LifeTime Hybrid 2030 Fund
Investment Companies 279,20 9 — — 279,20 9
Total investments in securities $ 279,20 9 $ — $ — $ 279,20 9
Principal LifeTime Hybrid 2035 Fund
Investment Companies 192,942 — — 192,942
Total investments in securities $ 192,942 $ — $ — $ 192,942
Principal LifeTime Hybrid 2040 Fund
Investment Companies 200,208 — — 200,208
Total investments in securities $ 200,208 $ — $ — $ 200,208
Principal LifeTime Hybrid 2045 Fund
Investment Companies 120,321 — — 120,321
Total investments in securities $ 120,321 $ — $ — $ 120,321
Principal LifeTime Hybrid 2050 Fund
Investment Companies 96,885 — — 96,885
Total investments in securities $ 96,885 $ — $ — $ 96,885
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2055 Fund
Investment Companies $ 40,316 $ — $ — $ 40,316
Total investments in securities $ 40,316 $ — $ — $ 40,316
Principal LifeTime Hybrid 2060 Fund
Investment Companies 13,442 — — 13,442
Total investments in securities $ 13,442 $ — $ — $ 13,442
Principal LifeTime Hybrid 2065 Fund
Investment Companies 2,340 — — 2,340
Total investments in securities $ 2,340 $ — $ — $ 2,340
Principal LifeTime Hybrid Income Fund
Investment Companies 55,213 — — 55,213
Total investments in securities $ 55,213 $ — $ — $ 55,213
Principal LifeTime Strategic Income Fund
Investment Companies 406,846 — — 406,846
Total investments in securities $ 406,846 $ — $ — $ 406,846
Real Estate Securities Fund
Common Stocks* 4,336,147 — — 4,336,147
Investment Companies 99,252 — — 99,252
Total investments in securities $ 4,435,399 $ — $ — $ 4,435,399
SAM Balanced Portfolio
Investment Companies 4,057,427 — — 4,057,427
Total investments in securities $ 4,057,427 $ — $ — $ 4,057,427
SAM Conservative Balanced Portfolio
Investment Companies 1,562,701 — — 1,562,701
Total investments in securities $ 1,562,701 $ — $ — $ 1,562,701
SAM Conservative Growth Portfolio
Investment Companies 2,663,623 — — 2,663,623
Total investments in securities $ 2,663,623 $ — $ — $ 2,663,623
SAM Flexible Income Portfolio
Investment Companies 2,562,810 — — 2,562,810
Total investments in securities $ 2,562,810 $ — $ — $ 2,562,810
SAM Strategic Growth Portfolio
Investment Companies 1,633,904 — — 1,633,904
Total investments in securities $ 1,633,904 $ — $ — $ 1,633,904
Short-Term Income Fund
Bonds* — 4,808,718 — 4,808,718
Investment Companies 244,627 — — 244,627
U.S. Government & Government Agency Obligations* — 248,692 — 248,692
Total investments in securities $ 244,627 $ 5,057,410 $ — $ 5,302,037
SmallCap Fund
Common Stocks* 531,429 — — 531,429
Investment Companies 35,865 — — 35,865
Total investments in securities $ 567,294 $ — $ — $ 567,294
SmallCap Growth Fund I
Common Stocks
Basic Materials 14,085 — — 14,085
Communications 100,081 — — 100,081
Consumer, Cyclical 195,167 — — 195,167
Consumer, Non-cyclical 599,588 — 17 599,605
Energy 3,420 — — 3,420
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Growth Fund I
Financial $ 125,096 $ — $ — $ 125,096
Industrial 290,614 — — 290,614
Technology 311,461 — — 311,461
Utilities 1,793 — — 1,793
Investment Companies 113,982 — — 113,982
Preferred Stocks 11 — — 11
Total investments in securities $ 1,755,298 $ — $ 17 $ 1,755,315
Assets
Equity Contracts
Futures** 656 — — 656
SmallCap S&P 600 Index Fund
Common Stocks* 992,281 — — 992,281
Investment Companies 40,461 — — 40,461
Total investments in securities $ 1,032,742 $ — $ — $ 1,032,742
Assets
Equity Contracts
Futures** 2,192 — — 2,192
SmallCap Value Fund II
Common Stocks
Basic Materials 18,991 — — 18,991
Communications 22,521 — 1 22,522
Consumer, Cyclical 93,922 — — 93,922
Consumer, Non-cyclical 81,981 — 4 81,985
Energy 35,038 — — 35,038
Financial 244,939 13 — 244,952
Government 45 — — 45
Industrial 122,228 — — 122,228
Technology 90,891 — — 90,891
Utilities 37,721 — — 37,721
Investment Companies 41,94 4 — — 41,94 4
Preferred Stocks 8 — — 8
Total investments in securities $ 790,229 $ 13 $ 5 $ 790,247
Assets
Equity Contracts
Futures** 390 — — 390
Tax-Exempt Bond Fund
Investment Companies 12,669 — — 12,669
Municipal Bonds* — 558,728 — 558,728
Total investments in securities $ 12,669 $ 558,728 $ — $ 571,397
Fund Asset Type
Fair Value as of
April 30, 2020 Valuation Technique Unobservable Input Input Valuations
Global Diversified Income Fund Bonds $ 101,996 Yield Analysis Yield to Maturity 10.8 – 11.2%
Common Stocks 24,356 Enterprise Valuation Model EBITDA Multiples 4.75 – 9x
Discounted Cash Flow Discount Rate 12.3 – 15.9%
Common Stocks 191 Liquidation Analysis Available Cash $ 10,200,000
Common Stocks 4 Indicative Market Quotations Broker Quote $ 0.05
Senior Floating Rate
Interests
33,934 Yield Analysis Yield to Maturity 9.9%
$ 160,481
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts
in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
*** Instances in which a price become available from a pricing service, as is the case where $4,400 was transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to include significant observable inputs.
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM
Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal
LifeTime Funds and Principal LifeTime Hybrid Funds do not pay investment advisory and management fees. The annual rates used in this calculation for each of the other Funds are as follows:
Fund
Fair Value
October
31, 2019
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level
3*
Transfers Out of
Level 3**
Fair Value
April 30,
2020
Net Change in
Unrealized Appreciation/
(Depreciation) on
Investments Held at April
30, 2020
Global Diversified Income Fund
Bonds $ 107,775 $ 46 $ (2,592) $ 1,213 $ (46) $ — $ (4,400)*** $ 101,996 $ (2,495)
Common Stock
Basic Materials 27,293 — (3,908) — — — — 23,385 (3,908)
Consumer,
sss Cyclical 4 — — — — — — 4 —
Consumer,
ssss Non-Cyclical 9,649 — (8,678) — 971 (8,678)
Energy 191 — — — — — — 191 —
Senior Floating
Rate Interests 35,086 — (1,152) — — — — 33,934 (1,152)
Total
$ 179,998 $ 46 $ (16,330) $ 1,213 $ (46) $ — $ (4,400) $ 160,481 $ (16,233)
Net Assets of Fund Net assets of Fund
First $500
million
Next $500
million
Next $500
million
Over $1.5
billion
First $1
billion
Over $1
billion
Finisterre Unconstrained Emerging Markets Bond Fund
.75% .74% .73% .72%
California Municipal Fund .45% .40%
MidCap Growth Fund .65 .63 .61 .60
MidCap Growth Fund III (Effective January 1, 2020) .90 .86 .84 .82
MidCap Growth Fund III (Prior to January 1, 2020) 1.00 .96 .94 .92
SmallCap Fund .75 .73 .71 .70
Tax-Exempt Bond Fund .45 .43 .41 .40
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund
.55% .53% .51% .50% .48% .45%
Global Diversified Income Fund
.80 .78 .76 .75 .73 .70
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
High Income Fund
.65 .63 .61 .60 .59 .58
Inflation Protection Fund
.40 .38 .36 .35 .34 .33
International Emerging Markets Fund (Effective March 1,
2020)
1.05 1.03 1.01 1.00 .99 .98
International Emerging Markets Fund (Prior to March 1,
2020)
1.20 1.18 1.16 1.15 1.14 1.13
International Fund I (Effective March 1, 2020)
.75 .73 .71 .70 .69 .68
International Fund I (Prior to March 1, 2020)
.90 .88 .86 .85 .84 .83
LargeCap Growth Fund I
.66 .64 .62 .61 .60 .59
LargeCap Value Fund III
.80 .78 .76 .75 .73 .70
MidCap Value Fund I
.68 .66 .64 .63 .62 .61
Money Market Fund
.40 .39 .38 .37 .36 .35
Overseas Fund (Effective January 1, 2020)
.97 .95 .93 .92 .91 .90
Overseas Fund (Prior to January 1, 2020)
1.10 1.08 1.06 1.05 1.04 1.03
Real Estate Securities Fund
.85 .83 .81 .80 .79 .78
SmallCap Growth Fund I (Effective January 1, 2020)
.88 .86 .84 .83 .82 .81
SmallCap Growth Fund I (Prior to January 1, 2020)
1.10 1.08 1.06 1.05 1.04 1.03
SmallCap Value Fund II
1.00 .98 .96 .95 .94 .93
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Next $7
billion
Over $10
billion
Diversified International Fund (Effective March 1, 2020)
.80% .78% .76% .75% .73% .70% .69%
Diversified International Fund (Prior to March 1, 2020)
.90% .88% .86% .85% .83% .80% .79%
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Next $9.5
billion
Next $2.5
billion
Over $15
billion
MidCap Fund
.65% .63% .61% .60% .59% .58% .57% .56%
Net Assets of Fund (in millions) Net Assets of Fund (in billions)
First $250 Over $250 First $2 Next $1 Over $3
High Yield Fund
.625% .50% Core Fixed Income Fund .50% .44% .43%
Net Assets of Fund (in millions) Net Assets of Fund
First
$200
Next
$300
Over
$500
First
$500 million
Next
$500 million
Over
$1 billion
Short-Term Income Fund
.50% .45% .40% Principal Capital Appreciation Fund .625% .50% .375%
Net Assets of Fund Net Assets of Fund
First $2
billion
Over $2
billion
First $250
million
Next $250
million
Next $6.5
billion
Over $7
billion
Government & High Quality Bond Fund
.50% .45% Equity Income Fund
(Effective January 1, 2020)
.60% .55% .50% .49%
Equity Income Fund (Prior
to January 1, 2020)
.60% .55% .50% .50%
All Net Assets
Government Money Market Fund .15%
LargeCap S&P 500 Index Fund .15
MidCap S&P 400 Index Fund .15
SmallCap S&P 600 Index Fund .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1,
R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc.
(the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities.
The operating expense limits are as follows:
Period from November 1, 2019 through April 30, 2020
Class A Class C Class J Institutional Expiration
California Municipal Fund N/A N/A N/A .51% February 28, 2021
Core Fixed Income Fund N/A N/A N/A .58 February 28, 2021
Core Plus Bond Fund .88% N/A N/A .56^ February 28, 2021
Diversified International Fund N/A 1.98% N/A .85 February 28, 2021
Equity Income Fund N/A N/A N/A .52 February 28, 2021
Finisterre Unconstrained Emerging Markets
Bond Fund 1.20 N/A N/A .85 February 28, 2021
Global Diversified Income Fund N/A N/A N/A .68 February 28, 2021
Global Real Estate Securities Fund N/A N/A N/A .94 February 28, 2021
Government & High Quality Bond Fund N/A 1.63 N/A .53 February 28, 2021
Government Money Market Fund N/A N/A N/A .15 February 28, 2021
High Income Fund 1.05 N/A N/A N/A February 28, 2021
High Yield Fund N/A N/A N/A .61 February 28, 2021
Inflation Protection Fund .90 N/A 1.15 N/A February 28, 2021
International Emerging Markets Fund 1.55 2.51 1.37 1.20 February 28, 2021
International Fund I
1.30 N/A
N/A
.90
February 28, 2021
LargeCap Growth Fund I
N/A N/A
N/A
.69
February 28, 2021
LargeCap S&P 500 Index Fund
N/A 1.30
N/A
N/A
February 28, 2021
MidCap Fund
N/A N/A
N/A
.70
February 28, 2021
MidCap Growth Fund
N/A N/A
N/A
.75
February 28, 2021
MidCap S&P 400 Index Fund
N/A N/A
N/A
.25
February 29, 2020
MidCap Value Fund I
N/A N/A
N/A
.72
February 28, 2021
Money Market Fund
.50 N/A
.65**
N/A
February 28, 2021
Principal Capital Appreciation Fund
N/A N/A
N/A
.47
February 28, 2021
Principal LifeTime 2010 Fund
.38
N/A N/A
N/A
February 28, 2021
Principal LifeTime 2020 Fund .38 N/A N/A
N/A
February 28, 2021
Principal LifeTime 2030 Fund .38 N/A N/A
N/A
February 28, 2021
Principal LifeTime 2040 Fund .38 N/A N/A
N/A
February 28, 2021
Principal LifeTime 2050 Fund .38 N/A N/A
N/A
February 28, 2021
Principal LifeTime 2060 Fund
N/A
N/A
.38 N/A
February 28, 2021
Principal LifeTime 2065 Fund
N/A
N/A
N/A .08*
February 28, 2021
Principal LifeTime Hybrid 2015 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2020 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2025 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2030 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2035 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2040 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2045 Fund N/A N/A .30 .05 February 28, 2021
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

* Prior to January 1, 2020, the contractual expense limit was .10%.
** Contractual expense limit expired February 29, 2020.
^ Prior to January 1, 2020, there was no contractual limit.
* Contractual expense limit expired February 29, 2020.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
Period from November 1, 2019 through April 30, 2020
Class A Class C Class J Institutional Expiration
Principal LifeTime Hybrid 2050 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2055 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2060 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2065 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid Income Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Strategic Income Fund
.38
N/A N/A
N/A
February 28, 2021
Real Estate Securities Fund
N/A
N/A N/A
.91
February 28, 2021
Short-Term Income Fund N/A
N/A
N/A
.43
February 28, 2021
SmallCap Fund N/A
N/A
N/A
.85
February 28, 2021
SmallCap Growth Fund I N/A
N/A N/A 1.02
February 29, 2020
SmallCap S&P 600 Index Fund
N/A N/A N/A .27
February 29, 2020
SmallCap Value Fund II
1.45 N/A N/A .99
February 28, 2021
Tax-Exempt Bond Fund
N/A 1.60 N/A .52
February 28, 2021
Period from November 1, 2019 through April 30, 2020
R-1 R-2 R-3 R-4 R-5 Expiration
Government & High Quality Bond Fund 1.29% 1.16% .98% .79% .67% February 28, 2021
Principal LifeTime 2065 Fund .93 .80 .62 .43 .31
February 28, 2021
Principal LifeTime Hybrid 2015 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2020 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2025 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2030 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2035 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2040 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2045 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2050 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2055 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2060 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2065 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid Income Fund N/A N/A .59 N/A .28
February 28, 2021
Short-Term Income Fund 1.30* 1.18* .99* .79 .68*
February 28, 2021
SmallCap Growth Fund I 1.88 1.75 1.57 1.38 1.26
February 29 , 2020
Period from November 1, 2019 through April 30, 2020
R-6 Expiration
Core Fixed Income Fund .01%
February 28, 2021
Diversified International Fund .04
February 28, 2021
Global Diversified Income Fund .02
February 28, 2021
Global Real Estate Securities Fund .02
February 28, 2021
High Yield Fund .02
February 28, 2021
International Emerging Markets Fund .04
February 28, 2021
International Fund I .04
February 28, 2021
LargeCap Growth Fund I .02
February 28, 2021
MidCap Fund .02
February 28, 2021
MidCap S&P 400 Index Fund .02
February 28, 2021
MidCap Value Fund I .02
February 28, 2021
Principal LifeTime Hybrid 2015 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2020 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2025 Fund .02
February 28, 2021
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

In addition, the Manager has contractually agreed to limit certain of the Funds' management and investment advisory fees. The expense limit will reduce the Funds' management and investment advisory fees. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The limits are as follows:
^Prior to January 1, 2020, the contractual expense reduction was .065%.
#Prior to January 1, 2020, the contractual expense reduction was .092%.
##Prior to January 1, 2020, the contractual expense reduction was .080%.
The Manager has also voluntarily agreed to limit Government Money Market Fund’s and Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
With respect to Government Money Market Fund, the Manager has contractually agreed to reduce the fund’s management fees through
February 28, 2021. The fee waiver will reduce the fund’s management fees in an amount equal to all acquired fund fees and expenses.
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees, except for Class A shares of Money Market Fund, which are not subject to distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4
classes of shares, respectively, except the following classes of shares:
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed
.12% for Class J shares. The voluntary expense limit may be terminated at any time.
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2021.
Period from November 1, 2019 through April 30, 2020
R-6 Expiration
Principal LifeTime Hybrid 2030 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2035 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2040 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2045 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2050 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2055 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2060 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2065 Fund .02
February 28, 2021
Principal LifeTime Hybrid Income Fund .02
February 28, 2021
Real Estate Securities Fund .02
February 28, 2021
SmallCap Fund .02
February 28, 2021
SmallCap Growth Fund I .01
February 28, 2021
SmallCap S&P 600 Index Fund .02
February 28, 2021
SmallCap Value Fund II .02
February 28, 2021
Expiration
Core Plus Bond Fund .060%
February 28, 2021
Diversified International Fund .100
February 29, 2020
Global Diversified Income Fund .080
February 28, 2021
High Income Fund .015
February 28, 2022
International Emerging Markets Fund .150
February 29, 2020
International Fund I .150
February 29, 2020
LargeCap Growth Fund I .016 February 28, 2021
LargeCap Value Fund III .065 February 28, 2021
MidCap Growth Fund III .020## February 28, 2021
MidCap Value Fund I .020 February 28, 2021
Overseas Fund . 035^ February 28, 2021
SmallCap Growth Fund I . 020# February 28, 2021
SmallCap Value Fund II .040 February 28, 2021
Government & High Quality Bond Fund Class A .15%
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is
1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed
Income Fund, Government & High Quality Bond Fund, and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus
Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, High Income Fund, High Yield Fund,
Inflation Protection Fund, Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and
Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2020, were as follows (amounts in thousands):
Class A Class C Class J
California Municipal Fund $ 138 $ 11 N/A
Core Fixed Income Fund 62 4 $ 5
Core Plus Bond Fund 23 N/A 1
Diversified International Fund 48 — 1
Equity Income Fund 185 9 1
Finisterre Unconstrained Emerging Markets
Bond Fund 1 N/A N/A
Global Diversified Income Fund 138 34 N/A
Global Real Estate Securities Fund 18 1 N/A
Government & High Quality Bond Fund 49 1 2
High Income Fund 4 N/A N/A
High Yield Fund 47 3 N/A
Inflation Protection Fund 2 N/A —
International Emerging Markets Fund 28 — 1
International Fund I 10 N/A N/A
LargeCap Growth Fund I 92 N/A 3
LargeCap S&P 500 Index Fund 137 2 5
LargeCap Value Fund III N/A N/A —
MidCap Fund 149 2 1
MidCap Growth Fund N/A N/A 1
MidCap Growth Fund III N/A N/A 1
MidCap S&P 400 Index Fund N/A N/A 2
MidCap Value Fund I 28 N/A 1
Money Market Fund — N/A 25
Principal Capital Appreciation Fund 82 — N/A
Principal LifeTime 2010 Fund 4 N/A 1
Principal LifeTime 2020 Fund 41 N/A 8
Principal LifeTime 2030 Fund 118 N/A 10
Principal LifeTime 2040 Fund 118 N/A 21
Principal LifeTime 2050 Fund 129 N/A 10
Principal LifeTime 2060 Fund N/A N/A 1
Principal LifeTime Hybrid 2015 Fund N/A N/A 4
Principal LifeTime Hybrid 2020 Fund N/A N/A 10
Principal LifeTime Hybrid 2025 Fund N/A N/A 21
Principal LifeTime Hybrid 2030 Fund N/A N/A 14
Principal LifeTime Hybrid 2035 Fund N/A N/A 16
Principal LifeTime Hybrid 2040 Fund N/A N/A 11
Principal LifeTime Hybrid 2045 Fund N/A N/A 8
Principal LifeTime Hybrid 2050 Fund N/A N/A 2
Principal LifeTime Hybrid 2055 Fund N/A N/A 1
Principal LifeTime Strategic Income Fund 3 N/A —
Real Estate Securities Fund 82 4 1
SAM Balanced Portfolio 442 14 50
SAM Conservative Balanced Portfolio 206 5 45
SAM Conservative Growth Portfolio 369 14 25
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.
Affiliated Ownership. At April 30, 2020, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc., collective investment trusts sponsored by Principal Global Investors Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows
(amounts in thousands):
Class A Class C Class J
SAM Flexible Income Portfolio 313 11 54
SAM Strategic Growth Portfolio 320 7 14
Short-Term Income Fund 141 5 4
SmallCap Fund 51 1 1
SmallCap Growth Fund I N/A N/A 2
SmallCap S&P 600 Index Fund N/A N/A 1
SmallCap Value Fund II 6 N/A —
Tax-Exempt Bond Fund 39 6 N/A
Class A Institutional R-1 R-2 R-3 R-4 R-5 R-6
Core Fixed Income Fund – 67 – – – – – 146,864
Core Plus Bond Fund – 578 – – – – – N/A
Diversified International Fund – 547 – – – – – 632,294
Equity Income Fund – 68,844 – – – – – N/A
Finisterre Unconstrained Emerging Markets
Bond Fund 11 3,283 N/A N/A N/A N/A N/A N/A
Global Diversified Income Fund – 43 N/A N/A N/A N/A N/A 1,159
Global Real Estate Securities Fund – 632 N/A N/A – 1 – 6,750
Government & High Quality Bond Fund – 6 – – – – – N/A
Government Money Market Fund N/A 3,799,762 N/A N/A N/A N/A N/A N/A
High Income Fund – 216,336 N/A N/A N/A N/A N/A N/A
High Yield Fund – 388 N/A N/A N/A N/A N/A 10,368
Inflation Protection Fund – 91,314 – – – – – N/A
International Emerging Markets Fund – 17 – – – – – —
International Fund I – – – – – – – 12,560
LargeCap Growth Fund I – – – – – – – 266,489
LargeCap S&P 500 Index Fund – 11,606 – – – – – N/A
LargeCap Value Fund III N/A 21,801 – – – – – N/A
MidCap Fund – 411 – – – – – —
MidCap Growth Fund III N/A 40,776 – – – – – N/A
MidCap Value Fund I – – – – – – – 81,085
Overseas Fund N/A 76,756 1 1 – – – N/A
Principal Capital Appreciation Fund – 9,945 – – – – – N/A
Principal LifeTime 2010 Fund – 28,713 – – – – – N/A
Principal LifeTime 2015 Fund N/A 26,174 – – – – – N/A
Principal LifeTime 2020 Fund – 159,520 – – – – – N/A
Principal LifeTime 2025 Fund N/A 95,655 – – – – – N/A
Principal LifeTime 2030 Fund – 231,020 – – – – – N/A
Principal LifeTime 2035 Fund N/A 75,360 – – – – – N/A
Principal LifeTime 2040 Fund – 154,806 – – – – – N/A
Principal LifeTime 2045 Fund N/A 51,502 – – – – – N/A
Principal LifeTime 2050 Fund – 101,639 – – – – – N/A
Principal LifeTime 2055 Fund N/A 26,874 – – – – – N/A
Principal LifeTime 2060 Fund N/A 22,957 – – – – – N/A
Principal LifeTime 2065 Fund N/A 1,974 – – – – – N/A
Principal LifeTime Hybrid 2015 Fund N/A – N/A N/A 1 N/A 1 —
Principal LifeTime Hybrid 2020 Fund N/A – N/A N/A 1 N/A 1 —
Principal LifeTime Hybrid 2025 Fund N/A – N/A N/A 1 N/A 1 —
Principal LifeTime Hybrid 2030 Fund N/A 40 N/A N/A 1 N/A 1 —
Principal LifeTime Hybrid 2035 Fund N/A – N/A N/A 1 N/A 1 —
Principal LifeTime Hybrid 2040 Fund N/A 3 N/A N/A 1 N/A 1 —
Principal LifeTime Hybrid 2045 Fund N/A – N/A N/A 1 N/A 1 —
Principal LifeTime Hybrid 2050 Fund N/A 3 N/A N/A 1 N/A 1 —
Principal LifeTime Hybrid 2055 Fund N/A – N/A N/A 1 N/A 1 —
Principal LifeTime Hybrid 2060 Fund N/A – N/A N/A 1 N/A 1 —
Principal LifeTime Hybrid 2065 Fund N/A – N/A N/A 1 N/A 1 —
Principal LifeTime Hybrid Income Fund N/A – N/A N/A 1 N/A 1 —
Principal LifeTime Strategic Income Fund – 22,137 – – – – – N/A
Real Estate Securities Fund – 212 – – – – 238 34,625
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $21,000 of brokerage commission was paid to SAMI
Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the
Principal Financial Group during the period ended April 30, 2020 .
6. Investment Transactions
For the period ended April 30, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):
Class A Institutional R-1 R-2 R-3 R-4 R-5 R-6
SAM Balanced Portfolio – 41,686 – – – – – N/A
SAM Conservative Balanced Portfolio – 17,572 – – – – – N/A
SAM Conservative Growth Portfolio – 21,927 – – – – – N/A
SAM Flexible Income Portfolio – 10,735 – – – – – N/A
SAM Strategic Growth Portfolio – 12,611 – – – – – N/A
Short-Term Income Fund – 135,847 – – – – – N/A
SmallCap Fund – 109 – – – – – 734
SmallCap Growth Fund I N/A – – – – – – 75,885
SmallCap Value Fund II – – – – – – – 43,173
Tax-Exempt Bond Fund – 24 N/A N/A N/A N/A N/A N/A
Purchases Sales
California Municipal Fund $ 215,784 $ 202,004
Core Fixed Income Fund 1,938,364 298,806
Core Plus Bond Fund 308,668 866,239
Diversified International Fund 3,009,455 2,855,926
Equity Income Fund 920,440 589,740
Finisterre Unconstrained Emerging Markets
Bond Fund 243,470 274,646
Global Diversified Income Fund 2,946,799 3,527,115
Global Real Estate Securities Fund 751,436 733,410
Government & High Quality Bond Fund 136,060 318,271
High Income Fund 897,003 1,008,236
High Yield Fund 861,464 886,121
Inflation Protection Fund 58,620 48,140
International Emerging Markets Fund 80,274 106,294
International Fund I 97,937 137,327
LargeCap Growth Fund I 2,177,971 2,712,893
LargeCap S&P 500 Index Fund 251,471 535,087
LargeCap Value Fund III 560,883 609,014
MidCap Fund 1,754,725 1,270,398
MidCap Growth Fund 74,984 90,485
MidCap Growth Fund III 251,089 333,414
MidCap S&P 400 Index Fund 133,964 319,820
MidCap Value Fund I 884,125 909,966
Overseas Fund 1,070,437 755,090
Principal Capital Appreciation Fund 327,892 405,376
Principal LifeTime 2010 Fund 70,290 84,073
Principal LifeTime 2015 Fund 52,546 69,042
Principal LifeTime 2020 Fund 326,499 521,041
Principal LifeTime 2025 Fund 270,352 206,788
Principal LifeTime 2030 Fund 1,037,389 985,433
Principal LifeTime 2035 Fund 297,535 205,383
Principal LifeTime 2040 Fund 804,939 712,294
Principal LifeTime 2045 Fund 237,602 158,318
Principal LifeTime 2050 Fund 445,605 342,692
Principal LifeTime 2055 Fund 119,856 62,252
Principal LifeTime 2060 Fund 101,502 43,910
Principal LifeTime 2065 Fund 17,538 4,102
Principal LifeTime Hybrid 2015 Fund 17,484 17,616
Principal LifeTime Hybrid 2020 Fund 49,238 58,967
Principal LifeTime Hybrid 2025 Fund 65,202 30,297
Principal LifeTime Hybrid 2030 Fund 61,880 57,992
Principal LifeTime Hybrid 2035 Fund 47,250 17,749
Principal LifeTime Hybrid 2040 Fund 48,588 35,440
Principal LifeTime Hybrid 2045 Fund 31,458 12,010
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

For the period ended April 30, 2020, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2020 and October 31,
2019 were as follows (amounts in thousands):
Purchases Sales
Principal LifeTime Hybrid 2050 Fund 27,166 23,529
Principal LifeTime Hybrid 2055 Fund 12,479 4,179
Principal LifeTime Hybrid 2060 Fund 5,389 3,078
Principal LifeTime Hybrid 2065 Fund 2,077 861
Principal LifeTime Hybrid Income Fund 8,253 9,279
Principal LifeTime Strategic Income Fund 48,470 50,245
Real Estate Securities Fund 1,114,438 807,825
SAM Balanced Portfolio 106,370 303,333
SAM Conservative Balanced Portfolio 53,169 118,765
SAM Conservative Growth Portfolio 82,298 201,248
SAM Flexible Income Portfolio 111,651 167,146
SAM Strategic Growth Portfolio 65,496 113,835
Short-Term Income Fund 1,188,828 1,322,159
SmallCap Fund 92,503 112,417
SmallCap Growth Fund I 514,239 555,213
SmallCap S&P 600 Index Fund 124,917 152,139
SmallCap Value Fund II 435,593 445,848
Tax-Exempt Bond Fund 363,774 296,750
Purchases Sales
Core Fixed Income Fund $ 703,076 $ 640,362
Core Plus Bond Fund 91,532 397,726
Finisterre Unconstrained Emerging Markets
Bond Fund 70,514 44,638
Global Diversified Income Fund 151,028 118,899
Government & High Quality Bond Fund 149,333 51,026
High Yield Fund 152,387 178,532
Inflation Protection Fund 530,453 697,109
Short-Term Income Fund 592,205 598,859
Ordinary Income Tax-Exempt Income Long-Term Capital Gain Section 1250 Gain
2020 2019 2020 2019 * 2020 2019 ^ 2020 2019 **
California Municipal Fund $ — $ — $ 6,083 $ 12,644 $ — $ — $ — $ —
Core Fixed Income Fund 107,954 108,747 — — — — — —
Core Plus Bond Fund 11,846 99,460 — — — — — —
Diversified International Fund 280,076 200,201 — — — 500,544 — —
Equity Income Fund 78,525 208,810 — — 221,910 272,242 — —
Finisterre Unconstrained Emerging Markets Bond Fund 9,148 4,681 — — — — — —
Global Diversified Income Fund 189,497 376,884 — — — — — —
Global Real Estate Securities Fund 38,149 131,550 — — 98,238 20,997 — —
Government & High Quality Bond Fund 21,756 40,696 — — — — — —
Government Money Market Fund 21,808 66,907 — — — — — —
High Income Fund 98,697 222,304 — — — — — —
High Yield Fund 82,820 166,734 — — — — — —
Inflation Protection Fund 10,266 67,442 — — — — — —
International Emerging Markets Fund 6,248 7,818 — — 3,644 16,036 — —
International Fund I 8,892 8,609 — — — 16,666 — —
LargeCap Growth Fund I 23,463 42,164 — — 764,209 874,774 — —
LargeCap S&P 500 Index Fund 118,462 101,828 — — 110,604 250,719 — —
LargeCap Value Fund III 49,751 56,760 — — 88,974 138,868 — —
MidCap Fund 95,003 30,995 — — 731,245 1,454,724 — —
MidCap Growth Fund — — — — 7,882 23,588 — —
MidCap Growth Fund III — 13,697 — — 86,444 86,400 — —
MidCap S&P 400 Index Fund 18,399 23,489 — — 59,383 97,507 — —
MidCap Value Fund I 54,267 21,033 — — 73,230 78,862 — —
Money Market Fund 3,238 9,721 — — — — — —
6. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

*The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of October 31, 2019, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income Long-Term Capital Gain Section 1250 Gain
2020 2019 2020 2019 * 2020 2019 ^ 2020 2019 **
Overseas Fund 81,460 80,476 — — — 168,204 — —
Principal Capital Appreciation Fund 19,723 48,045 — — 127,438 499,595 — —
Principal LifeTime 2010 Fund 18,698 21,707 — — 29,723 39,825 — —
Principal LifeTime 2015 Fund 9,110 12,766 — — 35,810 27,095 — —
Principal LifeTime 2020 Fund 94,057 111,711 — — 230,666 173,468 — —
Principal LifeTime 2025 Fund 32,704 38,206 — — 68,569 51,224 — —
Principal LifeTime 2030 Fund 118,277 127,286 — — 227,940 266,809 — —
Principal LifeTime 2035 Fund 28,037 28,419 — — 58,104 54,385 — —
Principal LifeTime 2040 Fund 87,709 82,304 — — 182,204 217,879 — —
Principal LifeTime 2045 Fund 19,343 18,363 — — 42,025 38,409 — —
Principal LifeTime 2050 Fund 49,161 44,586 — — 110,229 118,255 — —
Principal LifeTime 2055 Fund 8,645 8,223 — — 19,828 15,241 — —
Principal LifeTime 2060 Fund 6,867 6,048 — — 15,334 8,929 — —
Principal LifeTime 2065 Fund 305 312 — — 388 — — —
Principal LifeTime Hybrid 2015 Fund 2,509 1,046 — — 655 309 — —
Principal LifeTime Hybrid 2020 Fund 7,870 3,077 — — 2,488 1,727 — —
Principal LifeTime Hybrid 2025 Fund 5,779 2,470 — — 2,686 1,493 — —
Principal LifeTime Hybrid 2030 Fund 6,907 3,271 — — 4,400 2,294 — —
Principal LifeTime Hybrid 2035 Fund 4,138 1,939 — — 2,802 1,530 — —
Principal LifeTime Hybrid 2040 Fund 4,673 2,171 — — 3,597 2,076 — —
Principal LifeTime Hybrid 2045 Fund 2,552 1,065 — — 1,843 1,113 — —
Principal LifeTime Hybrid 2050 Fund 2,253 1,086 — — 2,148 1,065 — —
Principal LifeTime Hybrid 2055 Fund 813 299 — — 555 310 — —
Principal LifeTime Hybrid 2060 Fund 262 107 — — 207 54 — —
Principal LifeTime Hybrid 2065 Fund 38 16 — — — 2 — —
Principal LifeTime Hybrid Income Fund 1,463 674 — — 193 85 — —
Principal LifeTime Strategic Income Fund 11,025 12,463 — — 10,465 17,621 — —
Real Estate Securities Fund 48,037 79,813 — — 45,396 72,330 — 9,852
SAM Balanced Portfolio 57,713 104,554 — — 95,208 294,943 — —
SAM Conservative Balanced Portfolio 21,614 42,916 — — 21,199 74,607 — —
SAM Conservative Growth Portfolio 54,821 51,920 — — 67,483 304,618 — —
SAM Flexible Income Portfolio 35,057 77,350 — — 10,694 96,516 — —
SAM Strategic Growth Portfolio 37,161 39,353 — — 49,533 264,503 — —
Short-Term Income Fund 57,373 118,525 — — — — — —
SmallCap Fund 1,187 20,127 — — 38,388 63,611 — —
SmallCap Growth Fund I — 24,145 — — 139,062 209,387 — —
SmallCap S&P 600 Index Fund 15,826 19,037 — — 74,089 122,562 — —
SmallCap Value Fund II 9,195 29,939 — — — 135,930 — —
Tax-Exempt Bond Fund — 9 6,895 13,828 — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $ — $ 273 $ — $ (6,930) $ 28,893 $ — $ 22,236
Core Fixed Income Fund 1,504 — — (28,764) 141,866 403 115,009
Core Plus Bond Fund 3,185 — — — 52,412 (138) 55,459
Diversified International Fund 259,065 — — (364,216) 1,386,761 — 1,281,610
Equity Income Fund 5,982 — 221,898 — 2,962,279 — 3,190,159
Finisterre Unconstrained Emerging Markets
Bond Fund 4,969 — — — 3,883 18 8,870
Global Diversified Income Fund 10,329 — — (368,941) 74,145 (15,735) (300,202)
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Global Real Estate Securities Fund 20,134 — 98,233 — 508,508 — 626,875
Government & High Quality Bond Fund 175 — — (83,719) 17,336 — (66,208)
Government Money Market Fund 30 — — (30) — — —
High Income Fund 2,105 — — (114,957) (65,793) (1,737) (180,382)
High Yield Fund 4,459 — — (132,130) (99,357) (8,287) (235,315)
Inflation Protection Fund 2,290 — — (45,966) 41,345 (8,746) (11,077)
International Emerging Markets Fund 5,909 — 3,644 — 9,650 — 19,203
International Fund I 8,269 — — (13,433) 55,618 — 50,454
LargeCap Growth Fund I 18,266 — 764,187 — 3,110,135 — 3,892,588
LargeCap S&P 500 Index Fund 95,395 — 110,573 — 2,811,694 — 3,017,662
LargeCap Value Fund III 42,002 — 88,968 — 250,694 — 381,664
MidCap Fund 54,206 — 731,224 — 6,479,507 — 7,264,937
MidCap Growth Fund — — 7,880 (573) 26,725 — 34,032
MidCap Growth Fund III — — 86,441 (2,126) 210,342 — 294,657
MidCap S&P 400 Index Fund 14,087 — 59,374 — 232,873 — 306,334
MidCap Value Fund I 44,463 — 73,223 — 64,567 9 182,262
Overseas Fund 76,512 — — (66,220) (50,923) — (40,631)
Principal Capital Appreciation Fund 15,954 — 127,435 — 848,405 — 991,794
Principal LifeTime 2010 Fund 10,380 — 29,722 — 69,233 — 109,335
Principal LifeTime 2015 Fund 4,449 — 35,810 — 61,841 — 102,100
Principal LifeTime 2020 Fund 42,398 — 230,639 — 566,192 — 839,229
Principal LifeTime 2025 Fund 11,585 — 68,557 — 262,147 — 342,289
Principal LifeTime 2030 Fund 35,273 — 227,919 — 953,841 — 1,217,033
Principal LifeTime 2035 Fund 9,455 — 58,098 — 234,637 — 302,190
Principal LifeTime 2040 Fund 28,624 — 182,199 — 792,589 — 1,003,412
Principal LifeTime 2045 Fund 5,035 — 42,021 — 163,192 — 210,248
Principal LifeTime 2050 Fund 12,606 — 110,226 — 465,432 — 588,264
Principal LifeTime 2055 Fund 902 — 19,827 — 58,588 — 79,317
Principal LifeTime 2060 Fund 593 — 15,333 — 28,986 — 44,912
Principal LifeTime 2065 Fund 11 — 389 — 430 — 830
Principal LifeTime Hybrid 2015 Fund 636 — 654 — 7,974 — 9,264
Principal LifeTime Hybrid 2020 Fund 1,484 — 2,487 — 29,542 — 33,513
Principal LifeTime Hybrid 2025 Fund 701 — 2,685 — 18,238 — 21,624
Principal LifeTime Hybrid 2030 Fund 560 — 4,397 — 24,484 — 29,441
Principal LifeTime Hybrid 2035 Fund 287 — 2,802 — 13,884 — 16,973
Principal LifeTime Hybrid 2040 Fund 271 — 3,595 — 17,954 — 21,820
Principal LifeTime Hybrid 2045 Fund 104 — 1,842 — 9,118 — 11,064
Principal LifeTime Hybrid 2050 Fund 67 — 2,148 — 8,113 — 10,328
Principal LifeTime Hybrid 2055 Fund 22 — 556 — 2,579 — 3,157
Principal LifeTime Hybrid 2060 Fund 6 — 206 — 707 — 919
Principal LifeTime Hybrid 2065 Fund — — — (279) 28 — (251)
Principal LifeTime Hybrid Income Fund 491 — 193 — 3,597 — 4,281
Principal LifeTime Strategic Income Fund 6,688 — 10,463 — 32,679 — 49,830
Real Estate Securities Fund — — 45,392 ^ — 1,584,425 — 1,629,817
SAM Balanced Portfolio 11,329 — 95,197 — 799,887 — 906,413
SAM Conservative Balanced Portfolio 3,125 — 21,191 — 198,967 — 223,283
SAM Conservative Growth Portfolio 24,804 — 67,480 — 596,828 — 689,112
SAM Flexible Income Portfolio 684 — 10,684 — 175,351 — 186,719
SAM Strategic Growth Portfolio 16,553 — 49,531 — 284,299 — 350,383
Short-Term Income Fund 1,276 — — (9,550) 66,639 — 58,365
SmallCap Fund 432 — 38,386 — 62,733 — 101,551
SmallCap Growth Fund I — — 139,000 (7,558) 265,529 — 396,971
SmallCap S&P 600 Index Fund 11,817 — 74,146 — 179,317 — 265,280
SmallCap Value Fund II 5,583 — — (6,803) 25,097 — 23,877
Tax-Exempt Bond Fund — 306 — (4,804) 23,071 — 18,573
* Represents book-to-tax accounting differences.
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of October 31, 2019, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of
2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.
For the year ended October 31, 2019, the following funds had expired and utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. For the year ended October 31, 2019 , the following funds had approximate late-year ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31,
2019, the Funds recorded reclassifications as follows (amounts in thousands):
† Undistributed Long-Term Capital Gain reported includes $7,070 of undistributed Section 1250 Capital Gains.
Short-Term Long-Term Total
California Municipal Fund $ 5,280 $ 1,650 $ 6,930
Core Fixed Income Fund — 28,764 28,764
Diversified International Fund 364,216 — 364,216
Global Diversified Income Fund 174,754 194,187 368,941
Government & High Quality Bond
Fund 7,414 76,305 83,719
Government Money Market Fund 30 — 30
High Income Fund 27,514 87,443 114,957
High Yield Fund 7,692 124,438 132,130
Inflation Protection Fund — 45,966 45,966
International Fund I 13,433 — 13,433
Overseas Fund 9,799 56,421 66,220
Principal LifeTime Hybrid 2065 Fund 278 — 278
Short-Term Income Fund 480 9,070 9,550
SmallCap Value Fund II 6,803 — 6,803
Tax-Exempt Bond Fund 4,170 634 4,804
Expired Utilized
California Municipal Fund $ 6,663 $ —
Core Fixed Income Fund 13,420 372
Core Plus Bond Fund 14,746 54,067
Finisterre Unconstrained Emerging Markets
Bond Fund — 201
Short-Term Income Fund — 17,477
Tax-Exempt Bond Fund 2,371 2,327
Late Year
Ordinary
Loss
MidCap Growth Fund $ 573
MidCap Growth Fund III 2,126
SmallCap Growth Fund I 7,558
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
California Municipal Fund $ 6,663 $ (6,663)
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Core Fixed Income Fund 13,420 (13,420)
Core Plus Bond Fund 14,746 (14,746)
Diversified International Fund (197) 197
Equity Income Fund (17,452) 17,452
Global Diversified Income Fund 7,661 (7,661)
Global Real Estate Securities Fund (23,022) 23,022
International Emerging Markets Fund (4,437) 4,437
LargeCap Growth Fund I (68,928) 68,928
LargeCap S&P 500 Index Fund (21,774) 21,774
LargeCap Value Fund III (10,968) 10,968
MidCap Fund (115,487) 115,487
MidCap Growth Fund 96 (96)
MidCap Growth Fund III (5,669) 5,669
MidCap S&P 400 Index Fund (18,948) 18,948
MidCap Value Fund I (15,002) 15,002
Overseas Fund (9) 9
Principal Capital Appreciation Fund (24,169) 24,169
Principal LifeTime 2010 Fund (5,334) 5,334
Principal LifeTime 2015 Fund (6,544) 6,544
Principal LifeTime 2020 Fund (31,951) 31,951
Principal LifeTime 2025 Fund (14,044) 14,044
Principal LifeTime 2030 Fund (34,426) 34,426
Principal LifeTime 2035 Fund (12,787) 12,787
Principal LifeTime 2040 Fund (27,413) 27,413
Principal LifeTime 2045 Fund (8,979) 8,979
Principal LifeTime 2050 Fund (18,675) 18,675
Principal LifeTime 2055 Fund (4,385) 4,385
Principal LifeTime 2060 Fund (2,318) 2,318
Principal LifeTime 2065 Fund (212) 212
Principal LifeTime Hybrid 2015 Fund (240) 240
Principal LifeTime Hybrid 2020 Fund (674) 674
Principal LifeTime Hybrid 2025 Fund (565) 565
Principal LifeTime Hybrid 2030 Fund (701) 701
Principal LifeTime Hybrid 2035 Fund (443) 443
Principal LifeTime Hybrid 2040 Fund (528) 528
Principal LifeTime Hybrid 2045 Fund (321) 321
Principal LifeTime Hybrid 2050 Fund (264) 264
Principal LifeTime Hybrid 2055 Fund (123) 123
Principal LifeTime Hybrid 2060 Fund (25) 25
Principal LifeTime Hybrid Income Fund (93) 93
Principal LifeTime Strategic Income Fund (2,248) 2,248
Real Estate Securities Fund (10,994) 10,994
SAM Balanced Portfolio (14,257) 14,257
SAM Conservative Balanced Portfolio (4,301) 4,301
SAM Conservative Growth Portfolio (12,504) 12,504
SAM Flexible Income Portfolio (3,176) 3,176
SAM Strategic Growth Portfolio (8,843) 8,843
SmallCap Fund (3,807) 3,807
SmallCap Growth Fund I (11,954) 11,954
SmallCap S&P 600 Index Fund (14,386) 14,386
SmallCap Value Fund II (23) 23
Tax-Exempt Bond Fund 2,371 (2,371)
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

Federal Income Tax Basis. At April 30, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund
*
$ 12,631 $ (18,809) $ (6,178) $ 589,350
Core Fixed Income Fund 384,259 (134,255) 250,004 7,712,915
Core Plus Bond Fund 36,797 (21,035) 15,762 599,573
Diversified International Fund 1,300,188 (1,084,532) 215,656 10,840,369
Equity Income Fund 2,324,817 (492,416) 1,832,401 5,299,185
Finisterre Unconstrained Emerging Markets Bond Fund 5,529 (18,067) (12 ,5 38) 195,85 4
Global Diversified Income Fund 120,233 (965,866) (845,633) 6,718,114
Global Real Estate Securities Fund 164,873 (414,422) (249,549) 3,031,649
Government & High Quality Bond Fund 55,915 (26,040) 29,875 1,668,819
Government Money Market Fund — — — 4,399,094
High Income Fund 41,879 (339,727) (297,848) 2,952,164
High Yield Fund 38,862 (342,479) (303,617) 2,942,024
Inflation Protection Fund 151,82 9 (70,459) 81,3 70 1,560,018
International Emerging Markets Fund 26,173 (38,388) (12,215) 277,299
International Fund I 39,960 (25,717) 14,243 265,696
LargeCap Growth Fund I 3,378,846 (205,625) 3,173,221 6,964,976
LargeCap S&P 500 Index Fund 2,699,231 (367,004) 2,332,227 3,391,764
LargeCap Value Fund III 197,227 (245,491) (48,264) 1,838,732
MidCap Fund 5,320,350 (727,807) 4,592,543 11,680,599
MidCap Growth Fund 30,038 (6,663) 23,375 122,037
MidCap Growth Fund III 231,609 (65,021) 166,588 846,994
MidCap S&P 400 Index Fund 191,583 (195,418) (3,835) 980,366
MidCap Value Fund I 94,173 (493,696) (399,523) 2,447,503
Money Market Fund — — — 753,506
Overseas Fund 129,381 (556,439) (427,058) 2,774,911
Principal Capital Appreciation Fund 755,006 (38,063) 716,943 863,706
Principal LifeTime 2010 Fund 67,921 (26,032) 41,889 648,751
Principal LifeTime 2015 Fund 51,479 (8,474) 43,005 307,659
Principal LifeTime 2020 Fund 492,717 (171,380) 321,337 3,240,546
Principal LifeTime 2025 Fund 206,043 (66,711) 139,332 1,311,104
Principal LifeTime 2030 Fund 736,238 (291,540) 444,698 4,637,235
Principal LifeTime 2035 Fund 174,315 (66,892) 107,423 1,076,679
Principal LifeTime 2040 Fund 572,537 (213,993) 358,544 3,138,877
Principal LifeTime 2045 Fund 116,295 (61,448) 54,847 815,883
Principal LifeTime 2050 Fund 327,317 (146,558) 180,759 1,910,360
Principal LifeTime 2055 Fund 41,853 (43,447) (1,594) 464,842
Principal LifeTime 2060 Fund 21,867 (42,248) (20,381) 398,910
Principal LifeTime 2065 Fund 1,053 (3,024) (1,971) 28,688
Principal LifeTime Hybrid 2015 Fund 6,486 (2,232) 4,254 94,539
Principal LifeTime Hybrid 2020 Fund 20,784 (6,453) 14,331 293,253
Principal LifeTime Hybrid 2025 Fund 13,687 (11,548) 2,139 259,766
Principal LifeTime Hybrid 2030 Fund 16,626 (12,003) 4,623 274,586
Principal LifeTime Hybrid 2035 Fund 9,232 (11,339) (2,107) 195,049
Principal LifeTime Hybrid 2040 Fund 10,397 (10,630) (233) 200,441
Principal LifeTime Hybrid 2045 Fund 4,960 (8,269) (3,309) 123,630
Principal LifeTime Hybrid 2050 Fund 4,467 (6,043) (1,576) 98,461
Principal LifeTime Hybrid 2055 Fund 1,345 (3,172) (1,827) 42,143
Principal LifeTime Hybrid 2060 Fund 412 (1,040) (628) 14,070
Principal LifeTime Hybrid 2065 Fund 49 (254) (205) 2,545
Principal LifeTime Hybrid Income Fund 3,556 (856) 2,700 52,513
Principal LifeTime Strategic Income Fund 33,114 (10,743) 22,371 384,475
Real Estate Securities Fund 940,692 (363,033) 577,659 3,857,740
SAM Balanced Portfolio 584,997 (126,348) 458,649 3,598,778
SAM Conservative Balanced Portfolio 149,429 (47,825) 101,604 1,461,097
SAM Conservative Growth Portfolio 403,891 (98,668) 305,223 2,358,400
SAM Flexible Income Portfolio 148,618 (100,029) 48,589 2,514,221
SAM Strategic Growth Portfolio 165,803 (95,549) 70,254 1,563,650
Short-Term Income Fund 101,206 (28,763) 72,443 5,229,594
SmallCap Fund 90,890 (128,404) (37,514) 604,808
SmallCap Growth Fund I 375,857 (162,616) 213,241 1,542,730
SmallCap S&P 600 Index Fund 225,011 (303,369) (78,358) 1,113,292
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)

8. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Accounts'
performance and financial results.
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On April 30, 2020 the Board of Directors approved a Proposed Merger of the SystematEx
International Fund, a series of the Fund, by the Diversified International Fund. The Proposed Merger, if approved by shareholders, is expected to occur on or about June 26, 2020. There were no additional items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
SmallCap Value Fund II $ 48,068 $ (227,876) $ (179,808) $ 970,445
Tax-Exempt Bond Fund
*
8,915 (26,068) (17,153) 575,162
* The Fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This may cause a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
7. Federal Tax Information (continued)

Schedule of Investments
California Municipal Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.41% Shares Held Value (000's)
Exchange-Traded Funds - 0.41%
iShares California Muni Bond ETF 40,072 $ 2,396
TOTAL INVESTMENT COMPANIES $ 2,396
MUNICIPAL BONDS - 100.69%
Principal
Amount (000's) Value (000's)
California - 100.10%
Abag Finance Authority for Nonprofit Corps
5.00%, 08 /01/2043 $ 1,500 $ 1,617
Alameda Community Improvement Commission
Successor Agency ( credit support from Build
America Mutual Assurance Corp )
5.00%, 09 /01/2031
(a)
1,000 1,126
Alameda Corridor Transportation Authority
5.00%, 10 /01/2034 8,805 9,429
5.00%, 10 /01/2036 4,250 4,523
Alameda Unified School District-Alameda
County/CA
5.00%, 08 /01/2032 1,795 2,099
Alum Rock Union Elementary School District
5.25%, 08 /01/2043 885 974
Anaheim Housing & Public Improvements
Authority
5.00%, 10 /01/2045 750 851
5.00%, 10 /01/2050 1,000 1,129
California Educational Facilities Authority
5.00%, 10 /01/2036 1,000 1,164
5.00%, 10 /01/2045 1,000 1,148
California Health Facilities Financing Authority
5.00%, 08 /15/2031 2,700 3,115
5.00%, 08 /15/2033 1,750 1,980
5.00%, 08 /15/2034 2,000 2,269
5.00%, 02 /01/2035 2,000 2,204
5.00%, 11 /15/2046
(b)
4,504 4,875
5.00%, 11 /15/2048 2,785 3,057
California Health Facilities Financing
Authority ( credit support from California
Mortgage Insurance )
5.00%, 07 /01/2035
(a)
1,000 1,167
California Housing Finance
4.00%, 03 /20/2033 2,901 2,789
4.25%, 01 /15/2035 8,902 8,583
California Infrastructure & Economic
Development Bank
5.00%, 08 /01/2036 2,250 2,716
5.00%, 08 /01/2037 1,000 1,203
5.00%, 08 /01/2038 1,175 1,409
5.00%, 08 /01/2039 1,130 1,351
California Municipal Finance Authority
2.40%, 10 /01/2044
(c)
4,000 3,798
3.00%, 09 /01/2021
(c)
5,000 5,003
4.00%, 07 /15/2029 12,000 11,702
4.00%, 10 /01/2044 2,500 2,175
5.00%, 05 /15/2031 10,000 10,932
5.00%, 05 /15/2033 1,000 1,072
5.00%, 05 /15/2034 1,000 1,067
5.00%, 12 /31/2034 7,550 8,079
5.00%, 12 /31/2036 3,000 3,184
5.00%, 12 /31/2037 5,500 5,816
5.00%, 05 /15/2038 2,000 2,102
5.00%, 10 /01/2044 1,000 1,021
5.25%, 11 /01/2036 4,000 4,343
California Municipal Finance Authority ( credit
support from Build America Mutual Assurance
Corp )
5.00%, 05 /15/2043
(a)
600 640
5.00%, 05 /15/2044
(a)
5,000 5,316
California Pollution Control Financing Authority
1.09%, 08 /01/2023
(c),(d)
5,500 5,500
3.00%, 11 /01/2025 10,500 10,596
3.25%, 12 /01/2027
(c)
2,000 2,038
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Pollution Control Financing Authority
(continued)
4.30%, 07 /01/2040 $ 3,400 $ 3,640
5.00%, 07 /01/2029
(d)
1,000 1,104
5.00%, 07 /01/2030
(d)
2,000 2,060
5.00%, 07 /01/2037
(d)
10,000 10,177
5.00%, 07 /01/2039
(d)
4,250 4,488
5.00%, 11 /21/2045
(d)
1,500 1,584
California School Finance Authority
5.00%, 07 /01/2035
(d)
1,925 1,995
5.00%, 08 /01/2038
(d)
1,000 1,004
California State Public Works Board
5.00%, 11 /01/2037 1,375 1,476
5.00%, 10 /01/2039 4,500 4,986
California State University
5.00%, 11 /01/2037 2,000 2,368
California Statewide Communities Development
Authority
0.19%, 07 /15/2040
(c)
5,500 5,500
3.00%, 06 /01/2029
(d)
750 672
4.00%, 02 /01/2022 830 852
4.00%, 02 /01/2025 940 997
4.00%, 09 /02/2029 1,000 1,066
4.00%, 07 /01/2048 1,800 1,867
5.00%, 10 /01/2028 1,875 2,031
5.00%, 02 /01/2030 2,775 3,005
5.00%, 11 /01/2032
(d)
1,135 1,153
5.00%, 05 /15/2034 4,855 5,119
5.00%, 06 /01/2034
(d)
375 370
5.00%, 09 /02/2034 1,000 1,089
5.00%, 12 /01/2036
(d)
5,000 5,038
5.00%, 04 /01/2038
(c)
10,000 12,667
5.00%, 09 /02/2038 3,000 3,295
5.00%, 06 /01/2039
(d)
475 454
5.00%, 09 /02/2039 900 982
5.00%, 09 /02/2039 500 551
5.00%, 09 /02/2039 1,000 1,089
5.00%, 09 /02/2039 745 800
5.00%, 05 /15/2040 3,500 3,638
5.00%, 12 /01/2041
(d)
1,000 995
5.00%, 09 /02/2044 1,425 1,514
5.00%, 12 /01/2046
(d)
1,620 1,586
5.00%, 09 /02/2048 1,000 1,081
5.00%, 09 /02/2049 600 655
5.00%, 06 /01/2051
(d)
1,950 1,773
5.25%, 12 /01/2034 3,500 3,568
5.25%, 12 /01/2038
(d)
1,000 1,014
5.25%, 12 /01/2043
(d)
3,825 3,837
California Statewide Financing Authority
6.00%, 05 /01/2043 2,050 2,055
6.00%, 05 /01/2043 1,550 1,562
Chino Valley Unified School District
5.25%, 08 /01/2047 2,000 2,348
City of Compton CA Water Revenue
6.00%, 08 /01/2039 1,250 1,253
City of Irvine CA
4.00%, 09 /02/2038 1,000 1,100
5.00%, 09 /01/2049 2,000 2,103
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06 /01/2034 2,000 2,332
City of Los Angeles Department of Airports
5.00%, 05 /15/2026 1,000 1,142
5.00%, 05 /15/2026 3,500 4,055
5.00%, 05 /15/2028 3,175 3,783
5.00%, 05 /15/2035 5,425 6,260
5.00%, 05 /15/2036 1,500 1,658
5.00%, 05 /15/2037
(b)
3,447 3,946

Schedule of Investments
California Municipal Fund
April 30, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of Los Angeles Department of Airports
(continued)
5.00%, 05 /15/2038 $ 1,155 $ 1,318
5.00%, 05 /15/2039
(b)
2,405 2,737
5.00%, 05 /15/2042
(b)
962 1,052
5.00%, 05 /15/2044 550 612
5.00%, 05 /15/2044
(b)
6,613 7,316
5.00%, 05 /15/2044
(b)
2,966 3,335
5.00%, 05 /15/2047
(b)
2,805 3,075
5.25%, 05 /15/2048
(b)
1,603 1,811
City of Oroville CA
5.25%, 04 /01/2049 2,500 2,627
5.25%, 04 /01/2054 3,000 3,143
City of Riverside CA Sewer Revenue
5.00%, 08 /01/2040 4,000 4,646
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11 /01/2034 1,800 2,167
5.00%, 11 /01/2036 2,010 2,140
Coachella Valley Unified School
District/ CA ( credit support from Assured
Guaranty Municipal Corp )
0.00%, 08 /01/2039
(a),(e)
4,000 2,294
Compton Public Finance Authority
4.50%, 09 /01/2032
(d)
8,000 7,151
County of Sacramento CA Airport System
Revenue
5.00%, 07 /01/2036 1,350 1,509
5.00%, 07 /01/2037 2,000 2,226
Dinuba Redevelopment Agency ( credit support
from Build America Mutual Assurance Corp )
5.00%, 09 /01/2033
(a)
2,000 2,237
East Bay Municipal Utility District Water System
Revenue
3.00%, 06 /01/2037 10 10
5.00%, 06 /01/2036 1,000 1,003
Escondido Union High School District
0.00%, 08 /01/2041
(e)
1,000 489
Foothill-De Anza Community College District
5.00%, 08 /01/2040 1,500 1,582
Golden State Tobacco Securitization Corp
5.00%, 06 /01/2026 1,000 1,145
5.00%, 06 /01/2028 7,000 8,101
5.25%, 06 /01/2047 7,500 7,338
5.30%, 06 /01/2037 9,000 9,070
Golden State Tobacco Securitization Corp ( credit
support from State of California Appropriations )
5.00%, 06 /01/2033
(a)
2,000 2,252
Indio Redevelopment Agency Successor Agency
5.63%, 08 /15/2035 330 331
Inland Valley Development Agency
5.25%, 09 /01/2037 1,000 1,082
La Verne Public Financing Authority
7.25%, 09 /01/2026 590 591
Long Beach Bond Finance Authority
5.00%, 11 /15/2035 3,125 3,810
5.50%, 11 /15/2030 1,010 1,255
Los Angeles County Public Works Financing
Authority
5.00%, 12 /01/2033 2,000 2,312
5.00%, 08 /01/2042 1,400 1,493
5.00%, 12 /01/2045
(b)
5,500 6,217
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10 /01/2035 4,500 5,297
Los Angeles Unified School District/CA
5.00%, 07 /01/2035 2,700 3,233
5.25%, 07 /01/2042 6,500 7,675
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Marin Healthcare District
5.00%, 08 /01/2034 $ 1,000 $ 1,175
Merced Union High School District
0.00%, 08 /01/2032
(e)
3,380 2,513
Metropolitan Water District of Southern
California
5.00%, 10 /01/2045 1,410 1,725
Middle Fork Project Finance Authority
5.00%, 04 /01/2034 1,100 1,171
5.00%, 04 /01/2035 1,150 1,220
5.00%, 04 /01/2036 1,750 1,851
Mountain View Shoreline Regional Park
Community ( credit support from Assured
Guaranty Municipal Corp )
5.00%, 08 /01/2048
(a)
3,000 3,489
Norco Community Redevelopment Agency
Successor Agency ( credit support from Build
America Mutual Assurance Corp )
5.00%, 03 /01/2032
(a)
1,000 1,110
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03 /01/2041 6,000 6,582
5.00%, 03 /01/2047 1,500 1,671
Oakland Unified School District/Alameda County
5.00%, 08 /01/2040 3,400 3,810
Oakland Unified School District/Alameda
County ( credit support from Assured Guaranty
Municipal Corp )
3.00%, 08 /01/2040
(a)
2,250 2,233
4.00%, 08 /01/2037
(a)
1,505 1,621
Pittsburg Successor Agency Redevelopment
Agency ( credit support from Assured Guaranty
Municipal Corp )
5.00%, 09 /01/2028
(a)
1,000 1,188
5.00%, 09 /01/2029
(a)
1,000 1,179
Pittsburg Unified School District
5.00%, 08 /01/2043 2,900 3,251
Pomona Unified School District ( credit support
from National Public Finance Guarantee Corp )
6.15%, 08 /01/2030
(a)
1,000 1,087
Port Commission of the City & County of San
Francisco
4.00%, 03 /01/2035 1,000 1,052
Port of Los Angeles
5.00%, 08 /01/2032 1,740 1,944
Poway Unified School District
0.00%, 08 /01/2036
(e)
4,000 2,539
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05 /15/2035 4,540 5,175
Rialto Redevelopment Agency
5.00%, 09 /01/2037 1,000 1,148
Richmond Joint Powers Financing
Authority ( credit support from Assured Guaranty
Municipal Corp )
5.00%, 11 /01/2035
(a)
1,180 1,407
5.00%, 11 /01/2036
(a)
3,330 3,955
Ripon Unified School District ( credit support
from Build America Mutual Assurance Corp )
0.00%, 08 /01/2033
(a),(e)
855 476
Ripon Unified School District -
Unrefunded ( credit support from Build America
Mutual Assurance Corp )
0.00%, 08 /01/2033
(a),(e)
255 145
Riverside Community Properties Development
Inc
6.00%, 10 /15/2038 1,000 1,171

Schedule of Investments
California Municipal Fund
April 30, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Riverside County Public Financing
Authority ( credit support from Build America
Mutual Assurance Corp )
5.00%, 10 /01/2029
(a)
$ 1,500 $ 1,732
Riverside County Transportation Commission
5.00%, 06 /01/2032 1,500 1,505
Sacramento Area Flood Control Agency
5.00%, 10 /01/2033 2,000 2,397
Sacramento Municipal Utility District
5.00%, 08 /15/2038
(f)
5,025 6,272
5.00%, 08 /15/2050
(f)
3,000 3,659
Salinas Valley Solid Waste Authority ( credit
support from Assured Guaranty Municipal Corp )
5.50%, 08 /01/2031
(a)
3,250 3,782
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07 /01/2036 1,500 1,705
5.00%, 07 /01/2037 2,300 2,607
San Diego Convention Center Expansion
Financing Authority
5.00%, 04 /15/2025 5,000 5,243
San Diego County Regional Airport Authority
4.00%, 07 /01/2037 6,500 6,942
4.00%, 07 /01/2038 2,000 2,129
4.00%, 07 /01/2044 1,000 1,021
5.00%, 07 /01/2042 5,000 5,482
5.00%, 07 /01/2044 2,000 2,296
5.00%, 07 /01/2049 1,500 1,661
San Diego Unified School District/CA
4.00%, 07 /01/2038 2,120 2,391
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07 /01/2036 3,035 3,371
4.00%, 07 /01/2037 2,500 2,763
5.00%, 07 /01/2028 1,755 1,767
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05 /01/2031 1,000 1,156
5.00%, 05 /01/2034 1,000 1,163
5.00%, 05 /01/2042 1,500 1,661
San Joaquin Hills Transportation Corridor Agency
5.00%, 01 /15/2034 7,800 8,383
San Luis Obispo County Financing
Authority ( credit support from Assured Guaranty
Municipal Corp )
5.00%, 08 /01/2030
(a)
1,000 1,049
San Luis Obispo County Financing
Authority ( credit support from Build America
Mutual Assurance Corp )
5.00%, 09 /01/2037
(a)
1,000 1,164
San Mateo Foster City Public Financing Authority
4.00%, 08 /01/2037 2,070 2,329
Santa Monica-Malibu Unified School District
3.00%, 08 /01/2049 4,650 4,729
4.00%, 08 /01/2038 2,975 3,320
4.00%, 08 /01/2039 1,510 1,681
South Placer Wastewater Authority/CA
5.00%, 11 /01/2034 500 664
5.00%, 11 /01/2035 500 668
Southern California Public Power Authority
5.00%, 11 /01/2028 2,150 2,533
5.00%, 11 /01/2029 2,615 3,115
5.25%, 07 /01/2029 695 728
5.25%, 07 /01/2031 695 727
State of California
0.10%, 05 /01/2034
(c)
6,000 6,000
2.45%, 12 /01/2031 460 465
4.00%, 09 /01/2033 1,580 1,741
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
State of California   (continued)
5.00%, 09 /01/2034 $ 5,000 $ 5,882
5.00%, 02 /01/2038 1,450 1,567
5.00%, 04 /01/2043 3,380 3,652
5.25%, 11 /01/2040 1,500 1,527
6.00%, 03 /01/2033 1,835 1,842
Stockton Unified School District ( credit support
from Assured Guaranty Municipal Corp )
5.00%, 08 /01/2038
(a)
1,500 1,667
Tobacco Securitization Authority of Southern
California
5.00%, 06 /01/2034 1,000 1,151
5.00%, 06 /01/2035 500 573
5.00%, 06 /01/2036 2,000 2,281
5.00%, 06 /01/2048 5,000 5,282
Travis Unified School District ( credit support
from Assured Guaranty Municipal Corp )
5.00%, 09 /01/2029
(a)
1,000 1,166
Tulare County Transportation Authority
5.00%, 02 /01/2029 1,000 1,130
Tustin Public Financing Authority
5.00%, 04 /01/2041 1,000 1,040
University of California
5.00%, 05 /15/2044 1,000 1,115
West Valley-Mission Community College District
4.00%, 08 /01/2044 5,000 5,597
Woodland-Davis Clean Water Agency ( credit
support from Assured Guaranty Municipal Corp )
5.00%, 03 /01/2039
(a)
1,500 1,749
$ 592,691
Guam - 0.59%
Guam Government Waterworks Authority
5.00%, 01 /01/2046 2,525 2,526
Port Authority of Guam
5.00%, 07 /01/2048 1,000 964
$ 3,490
TOTAL MUNICIPAL BONDS $ 596,181
Total Investments $ 598,577
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.60)%
Notes with interest rates of 0.24% - 0.29% at
April 30, 2020 and contractual maturity of
collateral of 2023- 2025.
( g)
$ (15,405) (15,405)
Total Net Investments $ 583,172
Other Assets and Liabilities -  1.50% 8,909
TOTAL NET ASSETS - 100.00% $ 592,081
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $51,955 or 8.77% of net assets.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
April 30, 2020.

Schedule of Investments
California Municipal Fund
April 30, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  ( unaudited)
Sector Percent
Revenue Bonds 75.98%
General Obligation Unlimited 11.89%
Insured 7.66%
Special Assessment 2.64%
Prerefunded 1.73%
Tax Allocation 0.43%
Investment Companies 0.41%
Special Tax 0.36%
Liability For Floating Rate Notes Issued (2.60)%
Other Assets and Liabilities
1.50%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.79% Shares Held Value (000's)
Money Market Funds - 0.79%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
1,986,918 $ 1,987
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
61,514,739 61,515
$ 63,502
TOTAL INVESTMENT COMPANIES $ 63,502
COMMON STOCKS - 0.22% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Adelphia Recovery Trust
(d),(e),(f)
658,740 1
Transportation - 0.22%
Trailer Bridge Inc
(d),(e),(f),(g)
178,279 17,433
TOTAL COMMON STOCKS $ 17,434
BONDS - 63.03%
Principal
Amount (000's) Value (000's)
Airlines - 0.17%
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02/15/2027 $ 7,008 $ 6,098
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 9,000 7,917
$ 14,015
Apparel - 0.17%
Under Armour Inc
3.25%, 06/15/2026 14,750 13,290
Automobile Floor Plan Asset Backed Securities - 1.51%
Ally Master Owner Trust
1.24%, 06/15/2022 16,000 15,954
1.00 x 1 Month USD LIBOR + 0.43%
Ford Credit Floorplan Master Owner Trust A
1.21%, 10/15/2023 1,000 964
1.00 x 1 Month USD LIBOR + 0.40%
1.41%, 09/15/2024 40,000 38,018
1.00 x 1 Month USD LIBOR + 0.60%
Navistar Financial Dealer Note Master Owner
Trust II
1.12%, 09/25/2023
(h)
6,750 6,604
1.00 x 1 Month USD LIBOR + 0.63%
1.13%, 05/25/2024
(h)
14,000 13,713
1.00 x 1 Month USD LIBOR + 0.64%
Nissan Master Owner Trust Receivables
1.24%, 11/15/2023 20,000 19,460
1.00 x 1 Month USD LIBOR + 0.43%
1.37%, 02/15/2024 26,845 26,138
1.00 x 1 Month USD LIBOR + 0.56%
$ 120,851
Automobile Manufacturers - 0.81%
American Honda Finance Corp
1.95%, 05/20/2022 48,000 47,960
2.30%, 09/09/2026 7,000 6,881
3.80%, 09/20/2021
(h)
10,000 10,197
$ 65,038
Banks - 12.80%
Bank of America Corp
2.46%, 10/22/2025
(i)
35,000 35,797
3 Month USD LIBOR + 0.87%
2.88%, 04/24/2023
(i)
15,000 15,327
3 Month USD LIBOR + 1.02%
3.19%, 07/23/2030
(i)
8,000 8,533
3 Month USD LIBOR + 1.18%
3.88%, 08/01/2025 10,000 10,958
3.97%, 02/07/2030
(i)
8,000 8,995
3 Month USD LIBOR + 1.21%
6.75%, 06/01/2028
(j)
2,000 2,572
Bank of New York Mellon Corp/The
2.10%, 10/24/2024 50,000 51,408
2.20%, 08/16/2023 9,500 9,738
2.60%, 08/17/2020 9,500 9,530
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
(continued)
2.80%, 05/04/2026 $ 8,000 $ 8,488
3.00%, 10/30/2028 9,000 9,476
Citigroup Inc
2.98%, 11/05/2030
(i)
51,000 52,277
United States Secured Overnight Financing
Rate + 1.42%
3.88%, 03/26/2025 23,000 24,555
4.45%, 09/29/2027 8,000 8,763
4.50%, 01/14/2022 4,900 5,139
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 11,474
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 59,917
2.60%, 06/15/2022 10,000 10,183
3.65%, 01/25/2024 14,000 14,793
Goldman Sachs Group Inc/The
3.50%, 11/16/2026 21,000 22,314
3.63%, 01/22/2023 7,000 7,342
3.81%, 04/23/2029
(i)
13,000 14,048
3 Month USD LIBOR + 1.16%
4.25%, 10/21/2025 23,500 25,227
5.25%, 07/27/2021 13,000 13,565
JPMorgan Chase & Co
2.74%, 10/15/2030
(i)
47,000 48,684
United States Secured Overnight Financing
Rate + 1.51%
3.25%, 09/23/2022 5,000 5,232
3.63%, 05/13/2024 15,900 17,138
3.90%, 07/15/2025 8,000 8,806
4.23%, 12/31/2049
(k)
3,911 3,579
3 Month USD LIBOR + 3.47%
KeyCorp
2.25%, 04/06/2027 30,000 29,209
2.55%, 10/01/2029 50,000 48,197
Morgan Stanley
2.70%, 01/22/2031
(i)
38,000 38,830
United States Secured Overnight Financing
Rate + 1.14%
2.72%, 07/22/2025
(i)
12,000 12,351
United States Secured Overnight Financing
Rate + 1.15%
3.95%, 04/23/2027 10,000 10,682
4.00%, 07/23/2025 5,000 5,506
4.88%, 11/01/2022 2,000 2,132
5.50%, 07/28/2021 5,900 6,188
6.25%, 08/09/2026 4,000 4,998
PNC Bank NA
2.70%, 10/22/2029 53,000 54,864
2.95%, 02/23/2025 10,000 10,594
3.10%, 10/25/2027 4,750 5,084
PNC Financial Services Group Inc/The
6.75%, 12/31/2049
(i),(k)
19,800 20,085
3 Month USD LIBOR + 3.68%
Truist Bank
2.64%, 09/17/2029
(i)
52,000 50,522
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
2.75%, 05/01/2023 21,000 21,860
3.30%, 05/15/2026 5,000 5,321
Truist Financial Corp
2.70%, 01/27/2022 9,500 9,709
US Bancorp
2.95%, 07/15/2022 5,000 5,181
3.00%, 03/15/2022 2,000 2,070
3.00%, 07/30/2029 6,000 6,296
3.15%, 04/27/2027 3,800 4,131

Schedule of Investments
Core Fixed Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp   (continued)
3.60%, 09/11/2024 $ 12,000 $ 13,000
3.90%, 04/26/2028 5,000 5,788
4.13%, 05/24/2021 3,000 3,094
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 35,000 35,782
2.80%, 01/27/2025 7,000 7,443
Wells Fargo & Co
2.41%, 10/30/2025
(i)
32,000 32,489
3 Month USD LIBOR + 0.83%
2.88%, 10/30/2030
(i)
32,000 32,745
3 Month USD LIBOR + 1.17%
3.07%, 01/24/2023 16,000 16,394
$ 1,024,403
Beverages - 0.43%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 14,000 15,671
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 2,578 2,651
4.90%, 01/23/2031 14,000 16,431
$ 34,753
Biotechnology - 2.46%
Amgen Inc
2.20%, 02/21/2027 11,500 11,807
2.45%, 02/21/2030 26,000 26,796
3.63%, 05/15/2022 8,000 8,322
3.88%, 11/15/2021 38,529 39,914
Biogen Inc
2.25%, 05/01/2030 65,000 64,911
Gilead Sciences Inc
3.50%, 02/01/2025 10,000 10,999
3.65%, 03/01/2026 21,000 23,650
4.40%, 12/01/2021 9,900 10,368
$ 196,767
Chemicals - 0.99%
Air Liquide Finance SA
2.25%, 09/10/2029
(h)
24,000 24,109
Airgas Inc
3.65%, 07/15/2024 12,750 13,545
Westlake Chemical Corp
3.60%, 08/15/2026 43,000 41,505
$ 79,159
Commercial Services - 0.37%
ERAC USA Finance LLC
3.30%, 10/15/2022
(h)
7,000 7,075
4.50%, 08/16/2021
(h)
6,000 6,170
7.00%, 10/15/2037
(h)
13,000 16,704
$ 29,949
Computers - 0.95%
Apple Inc
2.05%, 09/11/2026 30,000 31,631
2.40%, 05/03/2023 14,650 15,357
3.20%, 05/11/2027 13,000 14,487
3.25%, 02/23/2026 13,000 14,444
$ 75,919
Credit Card Asset Backed Securities - 0.54%
American Express Credit Account Master Trust
1.05%, 04/15/2024 35,000 34,819
1.00 x 1 Month USD LIBOR + 0.24%
Cabela's Credit Card Master Note Trust
1.48%, 07/17/2023 8,500 8,498
1.00 x 1 Month USD LIBOR + 0.67%
$ 43,317
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0.41%
Jefferies Group LLC
5.13%, 01/20/2023 $ 1,500 $ 1,570
6.25%, 01/15/2036 10,325 10,872
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 19,000 18,890
4.85%, 01/15/2027 1,750 1,815
$ 33,147
Electric - 9.81%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 26,442
Alabama Power Co
3.45%, 10/01/2049 42,000 47,976
Berkshire Hathaway Energy Co
4.05%, 04/15/2025
(h)
10,000 11,221
Black Hills Corp
3.05%, 10/15/2029 39,500 40,023
3.15%, 01/15/2027 7,500 7,572
4.35%, 05/01/2033 8,000 8,976
Dayton Power & Light Co/The
3.95%, 06/15/2049 10,000 10,859
Entergy Louisiana LLC
2.90%, 03/15/2051 7,000 7,415
3.25%, 04/01/2028 12,000 13,031
4.20%, 09/01/2048 31,000 39,757
Entergy Texas Inc
2.55%, 06/01/2021 15,000 15,086
Florida Power & Light Co
2.85%, 04/01/2025 3,000 3,251
3.15%, 10/01/2049 25,000 28,714
GenOn Energy Inc - Escrow
0.00%, 10/15/2020
(d),(e),(f)
9,300 —
Interstate Power & Light Co
3.50%, 09/30/2049 66,000 71,313
LG&E & KU Energy LLC
3.75%, 11/15/2020 5,000 5,027
4.38%, 10/01/2021 5,900 6,062
Louisville Gas & Electric Co
3.30%, 10/01/2025 3,000 3,252
Metropolitan Edison Co
3.50%, 03/15/2023
(h)
9,900 10,318
4.30%, 01/15/2029
(h)
14,000 16,247
Monongahela Power Co
3.55%, 05/15/2027
(h)
5,000 5,412
Nevada Power Co
2.40%, 05/01/2030 20,500 21,456
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 54,738
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 20,283
Oncor Electric Delivery Co LLC
2.95%, 04/01/2025 7,000 7,532
3.10%, 09/15/2049 33,500 37,823
4.10%, 11/15/2048 5,000 6,267
5.75%, 03/15/2029 21,000 27,620
PacifiCorp
5.25%, 06/15/2035 5,750 7,708
6.25%, 10/15/2037 2,500 3,589
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 18,167
Public Service Co of Colorado
3.20%, 03/01/2050 15,000 17,106
Solar Star Funding LLC
3.95%, 06/30/2035
(h)
6,101 6,196
5.38%, 06/30/2035
(h)
21,359 23,926

Schedule of Investments
Core Fixed Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southwestern Electric Power Co
2.75%, 10/01/2026 $ 10,000 $ 10,057
3.55%, 02/15/2022 12,900 13,317
3.85%, 02/01/2048 7,900 8,384
Talen Energy Supply LLC
4.60%, 12/15/2021 11,750 9,576
TransAlta Corp
4.50%, 11/15/2022 19,650 19,110
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 2,099
3.85%, 03/15/2023 19,900 20,784
4.85%, 12/01/2048 7,000 8,904
5.15%, 11/15/2021 3,000 3,123
Xcel Energy Inc
2.60%, 12/01/2029 32,000 33,301
3.50%, 12/01/2049 24,000 26,338
$ 785,358
Electronics - 0.44%
Keysight Technologies Inc
3.00%, 10/30/2029 35,000 35,195
Environmental Control - 0.65%
Advanced Disposal Services Inc
5.63%, 11/15/2024
(h)
12,000 12,420
Republic Services Inc
2.30%, 03/01/2030 16,500 16,632
3.20%, 03/15/2025 13,000 13,837
3.55%, 06/01/2022 9,000 9,393
$ 52,282
Food - 0.55%
Kraft Heinz Foods Co
3.50%, 07/15/2022 7,000 7,154
3.75%, 04/01/2030
(h)
21,000 21,520
3.95%, 07/15/2025 15,000 15,703
$ 44,377
Gas - 0.63%
NiSource Inc
2.95%, 09/01/2029 29,000 30,428
3.60%, 05/01/2030 14,000 15,620
3.85%, 02/15/2023 4,000 4,199
$ 50,247
Healthcare - Services - 0.77%
Encompass Health Corp
5.75%, 11/01/2024 4,376 4,398
5.75%, 09/15/2025 1,000 1,015
HCA Inc
4.13%, 06/15/2029 14,000 15,145
5.63%, 09/01/2028 2,000 2,216
5.88%, 05/01/2023 4,500 4,827
7.50%, 11/06/2033 1,950 2,218
UnitedHealth Group Inc
2.88%, 08/15/2029 15,000 16,259
3.50%, 08/15/2039 14,000 15,642
$ 61,720
Housewares - 0.14%
Newell Brands Inc
3.85%, 04/01/2023 6,000 6,105
4.20%, 04/01/2026 5,000 5,010
$ 11,115
Insurance - 1.93%
Berkshire Hathaway Finance Corp
1.85%, 03/12/2030 8,000 8,204
Berkshire Hathaway Inc
3.00%, 02/11/2023 8,000 8,541
3.75%, 08/15/2021 5,000 5,206
Fidelity National Financial Inc
4.50%, 08/15/2028 39,500 42,630
5.50%, 09/01/2022 5,000 5,340
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
First American Financial Corp
4.30%, 02/01/2023 $ 21,800 $ 21,964
4.60%, 11/15/2024 5,000 5,318
Five Corners Funding Trust
4.42%, 11/15/2023
(h)
15,500 17,048
Prudential Financial Inc
2.10%, 03/10/2030
(j)
23,000 22,812
3.88%, 03/27/2028 7,000 7,827
4.50%, 11/16/2021 7,000 7,323
5.38%, 06/21/2020 2,000 2,011
$ 154,224
Internet - 1.13%
Amazon.com Inc
2.80%, 08/22/2024 44,000 47,496
4.05%, 08/22/2047 32,650 42,674
$ 90,170
Iron & Steel - 0.17%
Allegheny Technologies Inc
7.88%, 08/15/2023 14,750 13,524
Lodging - 0.48%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 38,224
Media - 2.50%
Comcast Corp
2.65%, 02/01/2030 33,000 35,167
2.85%, 01/15/2023 13,000 13,684
3.13%, 07/15/2022 2,000 2,104
3.30%, 02/01/2027 10,000 10,966
3.95%, 10/15/2025 15,000 16,887
4.25%, 10/15/2030 4,500 5,415
6.45%, 03/15/2037 1,800 2,610
Discovery Communications LLC
4.13%, 05/15/2029 22,000 23,115
5.30%, 05/15/2049 13,000 15,072
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 9,171
6.75%, 06/15/2039 6,000 7,657
7.30%, 07/01/2038 7,750 10,247
Walt Disney Co/The
2.00%, 09/01/2029 28,000 27,991
4.50%, 02/15/2021 7,000 7,178
6.40%, 12/15/2035 8,900 12,862
$ 200,126
Oil & Gas - 2.49%
BP Capital Markets America Inc
2.94%, 04/06/2023 7,000 7,224
3.12%, 05/04/2026 10,000 10,471
3.41%, 02/11/2026 13,000 13,787
3.94%, 09/21/2028 13,000 14,182
BP Capital Markets PLC
2.50%, 11/06/2022 7,000 7,143
3.56%, 11/01/2021 17,000 17,423
Canadian Natural Resources Ltd
3.80%, 04/15/2024 35,000 33,844
Helmerich & Payne Inc
4.65%, 03/15/2025 7,000 7,113
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,614
5.38%, 10/01/2022 11,000 11,033
Nabors Industries Inc
5.10%, 09/15/2023 5,000 1,350
Phillips 66
4.30%, 04/01/2022 28,000 29,189
Suncor Energy Inc
3.60%, 12/01/2024 18,000 18,473
4.00%, 11/15/2047 4,500 4,254
9.25%, 10/15/2021 9,475 10,085

Schedule of Investments
Core Fixed Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Valaris plc
4.88%, 06/01/2022 $ 8,650 $ 1,060
W&T Offshore Inc
9.75%, 11/01/2023
(h)
6,750 2,227
Whiting Petroleum Corp
5.75%, 03/15/2021 19,150 1,915
$ 199,387
Oil & Gas Services - 0.54%
Schlumberger Holdings Corp
3.63%, 12/21/2022
(h)
10,000 10,101
4.00%, 12/21/2025
(h)
33,000 33,317
$ 43,418
Other Asset Backed Securities - 1.56%
Drug Royalty III LP 1
2.82%, 10/15/2031
(h)
2,450 2,379
1.00 x 3 Month USD LIBOR + 1.60%
3.60%, 04/15/2027
(h)
1,528 1,530
3.72%, 04/15/2027
(h)
1,613 1,607
1.00 x 3 Month USD LIBOR + 2.50%
3.98%, 04/15/2027
(h)
219 220
4.27%, 10/15/2031
(h)
3,150 3,226
PFS Financing Corp
1.36%, 09/15/2023
(h)
40,000 38,757
1.00 x 1 Month USD LIBOR + 0.55%
1.36%, 04/15/2024
(h)
13,000 12,471
1.00 x 1 Month USD LIBOR + 0.55%
Trafigura Securitisation Finance PLC 2017-1
1.66%, 12/15/2020
(h)
17,000 16,942
1.00 x 1 Month USD LIBOR + 0.85%
Verizon Owner Trust 2017-3
0.99%, 04/20/2022
(h)
5,775 5,767
1.00 x 1 Month USD LIBOR + 0.27%
Verizon Owner Trust 2019-C
1.14%, 04/22/2024 42,500 42,094
1.00 x 1 Month USD LIBOR + 0.42%
$ 124,993
Packaging & Containers - 0.12%
Sealed Air Corp
5.50%, 09/15/2025
(h)
2,000 2,130
6.88%, 07/15/2033
(h)
6,900 7,625
$ 9,755
Pharmaceuticals - 2.42%
AbbVie Inc
2.15%, 11/19/2021
(h)
33,000 33,424
2.30%, 11/21/2022
(h)
18,000 18,448
2.90%, 11/06/2022 14,650 15,233
Bristol-Myers Squibb Co
3.20%, 06/15/2026
(h)
20,000 22,071
3.40%, 07/26/2029
(h)
27,000 30,896
3.45%, 11/15/2027
(h)
9,000 10,201
3.90%, 02/20/2028
(h)
10,500 12,239
CVS Health Corp
3.00%, 08/15/2026 7,000 7,434
4.30%, 03/25/2028 13,000 14,741
5.05%, 03/25/2048 23,000 29,146
$ 193,833
Pipelines - 1.69%
ANR Pipeline Co
9.63%, 11/01/2021 900 997
Buckeye Partners LP
3.95%, 12/01/2026 10,500 9,502
4.15%, 07/01/2023 10,000 9,350
4.35%, 10/15/2024 8,000 7,360
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 12,660
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 14,152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
NGPL PipeCo LLC
4.88%, 08/15/2027
(h)
$ 22,000 $ 22,419
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 12,501
Southeast Supply Header LLC
4.25%, 06/15/2024
(h)
14,650 15,608
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 6,201
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,416
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 8,501
7.25%, 08/15/2038 10,000 13,568
$ 135,235
REITs - 9.20%
Alexandria Real Estate Equities Inc
2.75%, 12/15/2029 14,500 14,529
3.38%, 08/15/2031 30,000 32,391
4.30%, 01/15/2026 9,900 10,881
4.90%, 12/15/2030 4,250 5,087
American Tower Corp
2.40%, 03/15/2025 7,000 7,210
2.75%, 01/15/2027 53,000 54,921
3.30%, 02/15/2021 6,000 6,070
3.38%, 10/15/2026 5,000 5,385
CBL & Associates LP
5.95%, 12/15/2026 13,750 3,713
Crown Castle International Corp
3.10%, 11/15/2029 8,000 8,539
4.00%, 11/15/2049 17,000 19,231
4.30%, 02/15/2029 13,000 14,932
CubeSmart LP
3.00%, 02/15/2030 18,000 17,589
4.00%, 11/15/2025 5,000 5,213
4.38%, 12/15/2023 8,000 8,366
4.38%, 02/15/2029 2,000 2,198
4.80%, 07/15/2022 16,800 17,467
Duke Realty LP
2.88%, 11/15/2029 12,500 12,986
3.25%, 06/30/2026 5,000 5,239
3.38%, 12/15/2027 25,000 26,594
3.88%, 10/15/2022 3,000 3,104
Healthcare Realty Trust Inc
2.40%, 03/15/2030 9,000 7,954
3.63%, 01/15/2028 3,500 3,491
3.88%, 05/01/2025 5,000 5,060
Healthpeak Properties Inc
3.00%, 01/15/2030 50,000 48,230
Omega Healthcare Investors Inc
3.63%, 10/01/2029 32,000 28,683
4.75%, 01/15/2028 7,000 6,865
5.25%, 01/15/2026 8,000 7,865
Physicians Realty LP
4.30%, 03/15/2027 17,900 16,948
SBA Tower Trust
2.84%, 01/15/2050
(h)
30,000 30,551
Service Properties Trust
4.35%, 10/01/2024 12,000 10,162
4.50%, 06/15/2023 5,000 4,325
4.65%, 03/15/2024 5,650 4,805
4.95%, 02/15/2027 5,900 4,566
5.00%, 08/15/2022 14,650 13,409
Simon Property Group LP
2.00%, 09/13/2024 32,000 30,230
2.75%, 02/01/2023 7,000 6,935
STORE Capital Corp
4.63%, 03/15/2029 33,500 32,740

Schedule of Investments
Core Fixed Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Ventas Realty LP
3.00%, 01/15/2030 $ 8,000 $ 7,308
3.85%, 04/01/2027 21,000 21,047
Ventas Realty LP / Ventas Capital Corp
3.25%, 08/15/2022 9,650 9,650
Welltower Inc
2.70%, 02/15/2027 12,000 11,631
3.10%, 01/15/2030 23,000 21,757
3.75%, 03/15/2023 3,000 3,059
4.13%, 03/15/2029 6,000 6,187
4.25%, 04/15/2028 4,000 4,144
4.50%, 01/15/2024 5,000 5,183
Weyerhaeuser Co
3.25%, 03/15/2023 5,000 5,090
4.70%, 03/15/2021 13,800 14,284
7.38%, 03/15/2032 40,000 53,242
WP Carey Inc
3.85%, 07/15/2029 30,000 29,374
$ 736,420
Savings & Loans - 0.09%
First Niagara Financial Group Inc
7.25%, 12/15/2021 6,500 6,903
Semiconductors - 0.37%
NVIDIA Corp
2.85%, 04/01/2030 14,000 15,254
3.50%, 04/01/2040 13,000 14,612
$ 29,866
Software - 0.80%
Oracle Corp
2.50%, 05/15/2022 35,000 36,013
2.95%, 05/15/2025 25,900 27,818
$ 63,831
Telecommunications - 1.77%
Corning Inc
2.90%, 05/15/2022 5,000 5,129
4.75%, 03/15/2042 4,650 5,436
5.45%, 11/15/2079 35,000 38,972
Crown Castle Towers LLC
4.24%, 07/15/2048
(h)
13,000 14,544
Qwest Corp
6.75%, 12/01/2021 20,800 21,759
Sprint Corp
7.88%, 09/15/2023 7,750 8,710
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(h)
14,438 14,474
5.15%, 03/20/2028
(h)
16,500 18,150
T-Mobile USA Inc
6.38%, 03/01/2025 14,000 14,367
$ 141,541
Transportation - 0.63%
Ryder System Inc
2.90%, 12/01/2026 51,000 50,214
Trailer Bridge Inc
0.00%, 11/15/2011
(d),(e),(f)
14,000 —
$ 50,214
Trucking & Leasing - 0.54%
Penske Truck Leasing Co Lp / PTL Finance Corp
2.70%, 11/01/2024
(h)
28,000 27,943
3.45%, 07/01/2024
(h)
9,000 9,328
4.88%, 07/11/2022
(h)
5,500 5,762
$ 43,033
TOTAL BONDS $ 5,045,599
SENIOR FLOATING RATE INTERESTS
- 0.22%
Principal
Amount (000's) Value (000's)
Pipelines - 0.09%
BCP Renaissance Parent LLC
4.95%, 10/31/2024
(l)
$ 9,579 $ 7,328
3 Month USD LIBOR + 2.00%
Software - 0.13%
Ivanti Software Inc
10.00%, 01/20/2025
(l)
12,250 10,627
3 Month USD LIBOR + 3.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 17,955
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 35.21%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2.07%
3.00%, 10/01/2042 $ 8,228 $ 8,794
3.00%, 10/01/2042 8,634 9,244
3.00%, 11/01/2042 8,648 9,243
3.00%, 06/01/2043 10,034 10,725
3.00%, 12/01/2046 16,162 17,191
3.00%, 07/01/2047 19,309 20,405
3.50%, 10/01/2041 3,989 4,302
3.50%, 04/01/2042 4,652 5,019
3.50%, 04/01/2042 6,383 6,890
3.50%, 04/01/2045 8,456 9,204
3.50%, 03/01/2048 18,169 19,764
4.00%, 04/01/2039 3,141 3,531
4.00%, 02/01/2045 4,180 4,549
4.00%, 02/01/2046 10,149 11,060
4.00%, 06/01/2046 9,528 10,361
4.50%, 07/01/2039 4,401 4,886
4.50%, 12/01/2040 4,244 4,714
4.50%, 10/01/2041 5,265 5,839
9.00%, 01/01/2025 2 2
$ 165,723
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 16.94%
3.00%, 03/01/2042 6,832 7,291
3.00%, 03/01/2042 7,349 7,838
3.00%, 05/01/2042 7,605 8,116
3.00%, 06/01/2042 7,332 7,827
3.00%, 06/01/2042 6,817 7,278
3.00%, 08/01/2049 47,259 50,243
3.00%, 09/01/2049 44,916 47,580
3.00%, 10/01/2049 47,482 50,231
3.00%, 10/01/2049 47,949 50,801
3.00%, 11/01/2049 48,041 51,060
3.00%, 11/01/2049 59,502 62,851
3.00%, 11/01/2049 47,322 50,137
3.50%, 12/01/2040 4,855 5,241
3.50%, 01/01/2041 3,153 3,403
3.50%, 01/01/2041 3,487 3,762
3.50%, 12/01/2041 2,981 3,218
3.50%, 01/01/2042 4,842 5,271
3.50%, 03/01/2042 4,972 5,366
3.50%, 04/01/2042 7,281 7,858
3.50%, 02/01/2043 8,193 8,919
3.50%, 03/01/2045 8,988 9,780
3.50%, 06/01/2045 12,634 13,668
3.50%, 07/01/2045 9,859 10,666
3.50%, 11/01/2045 12,187 13,169
3.50%, 05/01/2046 10,196 10,909
3.50%, 06/01/2046 8,361 8,932
3.50%, 08/01/2047 42,269 44,925
3.50%, 11/01/2047 20,281 21,550
3.50%, 12/01/2047 43,781 46,517
3.50%, 09/01/2048 16,720 17,693
3.50%, 06/01/2049 42,947 45,402
3.50%, 07/01/2049 45,095 47,658
3.50%, 09/01/2049 42,773 45,178
3.50%, 09/01/2049 45,308 47,835
3.50%, 11/01/2049 38,585 40,736

Schedule of Investments
Core Fixed Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 11/01/2049 $ 48,055 $ 51,155
3.50%, 12/01/2049 39,843 42,064
4.00%, 09/01/2040 4,851 5,365
4.00%, 10/01/2041 3,734 4,082
4.00%, 11/01/2041 5,970 6,526
4.00%, 04/01/2042 4,582 5,013
4.00%, 08/01/2043 7,704 8,533
4.00%, 08/01/2043 6,508 7,147
4.00%, 11/01/2043 6,721 7,386
4.00%, 11/01/2043 8,825 9,809
4.00%, 02/01/2044 8,728 9,667
4.00%, 07/01/2044 5,228 5,699
4.00%, 09/01/2044 5,805 6,336
4.00%, 11/01/2044 7,210 7,865
4.00%, 09/01/2045 15,293 16,974
4.00%, 08/01/2046 11,051 12,014
4.00%, 01/01/2047 10,355 11,122
4.00%, 08/01/2047 13,442 14,405
4.00%, 09/01/2048 35,879 38,232
4.00%, 10/01/2048 16,624 17,707
4.00%, 07/01/2049 36,287 38,625
4.00%, 09/01/2049 29,894 32,054
4.00%, 10/01/2049 46,024 49,608
4.50%, 08/01/2040 6,173 6,857
4.50%, 10/01/2040 3,551 3,936
4.50%, 12/01/2040 4,849 5,388
4.50%, 08/01/2041 5,528 6,142
4.50%, 10/01/2043 3,243 3,602
4.50%, 05/01/2044 6,053 6,634
4.50%, 06/01/2046 7,000 7,638
4.50%, 05/01/2047 10,752 11,656
4.50%, 05/01/2047 10,321 11,230
4.50%, 02/01/2049 15,304 16,495
6.50%, 04/01/2032 13 15
$ 1,355,890
Government National Mortgage Association (GNMA) - 0.56%
3.00%, 02/20/2046 42,150 45,014
U.S. Treasury - 15.64%
1.50%, 08/15/2026 40,000 42,528
1.63%, 06/30/2020 40,000 40,100
1.63%, 11/15/2022 40,000 41,409
1.63%, 08/15/2029 40,000 43,705
1.75%, 05/15/2022 40,000 41,258
2.00%, 02/28/2021 40,000 40,613
2.00%, 11/15/2026 40,000 43,877
2.13%, 05/15/2025 40,000 43,491
2.25%, 11/15/2024 40,000 43,431
2.25%, 08/15/2027 40,000 44,953
2.25%, 11/15/2027 40,000 45,084
2.25%, 08/15/2046 40,000 48,675
2.25%, 08/15/2049 40,000 49,481
2.38%, 02/29/2024 30,000 32,364
2.38%, 05/15/2029 10,000 11,563
2.63%, 11/15/2020 40,000 40,541
2.63%, 02/28/2023 40,000 42,689
2.63%, 02/15/2029 40,000 46,973
2.75%, 11/15/2023 40,000 43,455
2.75%, 02/15/2028 40,000 46,717
2.75%, 08/15/2047 40,000 53,572
2.88%, 08/15/2028 40,000 47,462
2.88%, 05/15/2049 40,000 55,550
3.00%, 09/30/2025 40,000 45,553
3.00%, 11/15/2045 40,000 55,197
3.13%, 05/15/2021 40,000 41,234
3.63%, 02/15/2044 40,000 59,705
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.75%, 11/15/2043 $ 40,000 $ 60,622
$ 1,251,802
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,818,429
Total Investments $ 7,962,919
Other Assets and Liabilities -  0.53% 42,609
TOTAL NET ASSETS - 100.00% $ 8,005,528
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,767 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $17,434 or
0.22% of net assets.
(g) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $633,237 or 7.91% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security or a portion of the security was on loan at the end of the period.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24.43%
Mortgage Securities 19.57%
Government 15.64%
Utilities 10.44%
Consumer, Non-cyclical 7.00%
Communications 5.40%
Energy 4.81%
Asset Backed Securities 3.61%
Industrial 2.60%
Technology 2.25%
Consumer, Cyclical 1.77%
Basic Materials 1.16%
Money Market Funds 0.79%
Other Assets and Liabilities
0.53%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 1,067,368 $ 2,030,049 $ 3,035,902 $ 61,515
$ 1,067,368 $ 2,030,049 $ 3,035,902 $ 61,515
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 2,797 $ — $ — $ —
$ 2,797 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012 - 05/28/2019 $ 21,314 $ 17,433 0.22%
Total $ 17,433 0.22%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7.35% Shares Held Value (000's)
Exchange-Traded Funds - 3.39%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
150,000 $ 19,375
Money Market Funds - 3.96%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(d),(e)
1,382,445 1,383
Principal Government Money Market Fund -
Institutional Class 0.11%
(d),(f)
21,244,118 21,244
$ 22,627
TOTAL INVESTMENT COMPANIES $ 42,002
COMMON STOCKS - 0.01% Shares Held Value (000's)
Retail - 0.01%
Claire's Holdings LLC
(a),(b),(c)
232 $ 58
TOTAL COMMON STOCKS $ 58
PREFERRED STOCKS - 0.63% Shares Held Value (000's)
Sovereign - 0.63%
CoBank ACB 6.20%, 01/01/2025
(g)
35,000 $ 3,614
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,614
BONDS - 57.10%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.83%
Air 2 US
8.63%, 10/01/2020
(h)
$ 1 $ 1
Boeing Co/The
2.70%, 02/01/2027 1,965 1,744
2.80%, 03/01/2024 845 769
3.20%, 03/01/2029 500 439
3.50%, 03/01/2039 740 595
3.75%, 02/01/2050 70 56
3.90%, 05/01/2049 120 101
4.88%, 05/01/2025
(c),(i)
845 845
5.04%, 05/01/2027
(c),(i)
595 595
5.71%, 05/01/2040
(c),(i)
265 265
Bombardier Inc
6.13%, 01/15/2023
(h)
300 214
7.50%, 03/15/2025
(h)
140 90
Lockheed Martin Corp
4.09%, 09/15/2052 210 271
Raytheon Technologies Corp
3.95%, 08/16/2025 985 1,110
4.13%, 11/16/2028 400 464
4.45%, 11/16/2038 715 890
4.50%, 06/01/2042 710 903
SSL Robotics LLC
9.75%, 12/31/2023
(h)
215 228
TransDigm Inc
6.25%, 03/15/2026
(h)
115 113
7.50%, 03/15/2027 485 441
Triumph Group Inc
6.25%, 09/15/2024
(h)
195 154
7.75%, 08/15/2025
(j)
285 185
$ 10,473
Agriculture - 0.91%
Altria Group Inc
5.80%, 02/14/2039 380 454
BAT Capital Corp
2.29%, 08/14/2020 110 110
3 Month USD LIBOR + 0.59%
2.76%, 08/15/2022 1,035 1,049
3.22%, 08/15/2024 1,255 1,303
3.56%, 08/15/2027 490 503
4.54%, 08/15/2047 25 26
JBS Investments II GmbH
7.00%, 01/15/2026
(h)
200 207
Reynolds American Inc
5.70%, 08/15/2035 635 737
6.88%, 05/01/2020 795 795
$ 5,184
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines - 1.06%
American Airlines 2013-1 Class B Pass Through
Trust
5.63%, 07/15/2022
(h)
$ 151 $ 148
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 576 510
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 723 592
Continental Airlines 2007-1 Class A Pass Through
Trust
5.98%, 10/19/2023 1,260 1,212
Continental Airlines 2012-1 Class A Pass Through
Trust
4.15%, 10/11/2025 1,167 1,053
Southwest Airlines Co
4.75%, 05/04/2023
(i)
435 431
5.25%, 05/04/2025
(i)
275 274
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 917 804
United Airlines 2018-1 Class A Pass Through
Trust
3.70%, 09/01/2031 746 681
United Airlines 2018-1 Class AA Pass Through
Trust
3.50%, 09/01/2031 397 349
$ 6,054
Automobile Asset Backed Securities - 0.47%
Americredit Automobile Receivables Trust 2018-2
2.86%, 11/18/2021 1 1
Santander Retail Auto Lease Trust 2019-A
2.72%, 01/20/2022
(h)
1,106 1,113
World Omni Auto Receivables Trust
1.05%, 03/15/2021 1,551 1,552
$ 2,666
Automobile Manufacturers - 0.89%
BMW US Capital LLC
3.80%, 04/06/2023
(h)
695 725
3.90%, 04/09/2025
(h)
1,380 1,463
Ford Motor Co
8.50%, 04/21/2023 255 252
9.00%, 04/22/2025 250 243
9.63%, 04/22/2030 45 45
Ford Motor Credit Co LLC
3.34%, 03/28/2022 500 460
4.14%, 02/15/2023 450 415
General Motors Co
6.25%, 10/02/2043 525 460
General Motors Financial Co Inc
3.45%, 01/14/2022 730 705
Navistar International Corp
6.63%, 11/01/2025
(h)
243 208
9.50%, 05/01/2025
(h)
100 105
$ 5,081
Banks - 8.21%
ANZ New Zealand Int'l Ltd/London
2.55%, 02/13/2030
(h)
700 711
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand
5.38%, 04/17/2025
(h)
205 210
Bancolombia SA
3.00%, 01/29/2025 200 185

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
2.59%, 04/29/2031
(k)
$ 525 $ 539
United States Secured Overnight Financing
Rate + 2.15%
2.88%, 10/22/2030
(k)
425 443
3 Month USD LIBOR + 1.19%
3.19%, 07/23/2030
(k)
440 469
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(k)
260 275
3 Month USD LIBOR + 0.97%
4.10%, 07/24/2023 475 514
4.20%, 08/26/2024 1,585 1,715
4.25%, 10/22/2026 915 1,004
4.30%, 12/31/2099
(g),(k)
400 359
3 Month USD LIBOR + 2.66%
Barclays PLC
2.85%, 05/07/2026
(c),(i),(k)
600 600
3 Month USD LIBOR + 2.45%
5.09%, 06/20/2030
(k)
400 434
3 Month USD LIBOR + 3.05%
7.75%, 12/31/2049
(g),(k)
200 193
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
4.50%, 12/31/2049
(g),(h),(k)
710 593
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
CIT Group Inc
5.00%, 08/15/2022 190 187
5.80%, 12/31/2049
(g),(j),(k)
310 243
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.11%, 04/08/2026
(k)
1,125 1,179
United States Secured Overnight Financing
Rate + 2.75%
3.52%, 10/27/2028
(k)
95 101
3 Month USD LIBOR + 1.15%
4.65%, 07/23/2048 185 227
4.70%, 12/31/2049
(g),(k)
175 152
United States Secured Overnight Financing
Rate + 3.23%
Cooperatieve Rabobank UA
3.95%, 11/09/2022 820 846
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,235 2,352
Credit Suisse Group AG
4.19%, 04/01/2031
(h),(k)
250 273
United States Secured Overnight Financing
Rate + 3.73%
5.10%, 12/31/2049
(g),(h),(k)
400 358
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
Credit Suisse Group Funding Guernsey Ltd
4.88%, 05/15/2045 375 475
Danske Bank A/S
3.00%, 09/20/2022
(h),(k)
2,250 2,255
3 Month USD LIBOR + 1.25%
Deutsche Bank AG
4.30%, 05/24/2028
(k)
375 338
USD Swap Semi-Annual 5 Year + 2.25%
6.00%, 12/31/2049
(g),(k)
275 199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
Discover Bank
2.70%, 02/06/2030 250 229
First Republic Bank/CA
4.63%, 02/13/2047 1,200 1,448
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 $ 405 $ 429
3.85%, 01/26/2027 388 420
5.75%, 01/24/2022 890 953
6.75%, 10/01/2037 465 635
HSBC Holdings PLC
2.63%, 11/07/2025
(k)
500 510
3 Month USD LIBOR + 1.14%
4.25%, 03/14/2024 840 891
JPMorgan Chase & Co
2.08%, 04/22/2026
(k)
1,435 1,455
United States Secured Overnight Financing
Rate + 1.85%
3.21%, 04/01/2023
(k)
220 227
3 Month USD LIBOR + 0.70%
3.96%, 11/15/2048
(k)
105 124
3 Month USD LIBOR + 1.38%
4.60%, 12/31/2049
(g),(k)
1,680 1,507
United States Secured Overnight Financing
Rate + 3.13%
4.95%, 06/01/2045 155 197
5.50%, 10/15/2040 345 474
Lloyds Banking Group PLC
3.87%, 07/09/2025
(k)
1,900 1,999
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
2.19%, 04/28/2026
(k)
335 339
United States Secured Overnight Financing
Rate + 1.99%
3.62%, 04/01/2031
(k)
380 417
United States Secured Overnight Financing
Rate + 3.12%
5.00%, 11/24/2025 530 599
5.55%, 12/31/2049
(g),(k)
1,401 1,289
3 Month USD LIBOR + 3.81%
6.38%, 07/24/2042 130 201
Popular Inc
6.13%, 09/14/2023 145 140
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024 2,439 2,589
7.50%, 12/31/2049
(g),(k)
1,291 1,232
USD Swap Semi-Annual 5 Year + 5.80%
Santander UK PLC
5.00%, 11/07/2023
(h)
594 623
Skandinaviska Enskilda Banken AB
5.75%, 12/31/2049
(g),(k)
2,197 2,193
USD Swap Semi-Annual 5 Year + 3.85%
Standard Chartered PLC
2.82%, 01/30/2026
(h),(k)
520 517
3 Month USD LIBOR + 1.21%
Svenska Handelsbanken AB
3.90%, 11/20/2023 425 457
Synchrony Bank
3.00%, 06/15/2022 1,415 1,389
UBS AG/London
1.75%, 04/21/2022
(h)
1,025 1,029
UBS Group AG
6.88%, 12/31/2049
(g),(k)
1,115 1,119
USD Swap Rate NY 5 Year + 5.50%
US Bancorp
3.00%, 07/30/2029 175 184
Wells Fargo & Co
2.10%, 07/26/2021 1,250 1,261
3.07%, 04/30/2041
(k)
240 238
United States Secured Overnight Financing
Rate + 2.53%
3.75%, 01/24/2024 360 384

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
4.40%, 06/14/2046 $ 465 $ 524
Westpac Banking Corp
4.11%, 07/24/2034
(k)
125 132
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 240 265
Zions Bancorp NA
3.50%, 08/27/2021 840 844
$ 46,892
Beverages - 0.78%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 850 926
4.90%, 02/01/2046 420 485
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 805 867
Constellation Brands Inc
2.88%, 05/01/2030 200 204
3.70%, 12/06/2026 390 415
4.40%, 11/15/2025 660 728
Corp Lindley SA
6.75%, 11/23/2021
(h)
14 14
6.75%, 11/23/2021 14 14
Diageo Capital PLC
2.00%, 04/29/2030 370 369
Keurig Dr Pepper Inc
3.55%, 05/25/2021 155 158
PepsiCo Inc
1.63%, 05/01/2030
(i)
265 262
$ 4,442
Building Materials - 0.23%
Builders FirstSource Inc
5.00%, 03/01/2030
(h)
145 125
6.75%, 06/01/2027
(h)
242 249
Carrier Global Corp
2.24%, 02/15/2025
(h)
630 625
Martin Marietta Materials Inc
2.50%, 03/15/2030 255 239
Norbord Inc
5.75%, 07/15/2027
(h)
100 91
$ 1,329
Chemicals - 1.03%
Air Products and Chemicals Inc
2.70%, 05/15/2040 190 193
Aruba Investments Inc
8.75%, 02/15/2023
(h)
295 288
Blue Cube Spinco LLC
9.75%, 10/15/2023 125 130
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(h)
250 202
CF Industries Inc
4.95%, 06/01/2043 310 317
CNAC HK Finbridge Co Ltd
4.63%, 03/14/2023 350 362
Consolidated Energy Finance SA
4.49%, 06/15/2022
(h)
250 208
3 Month USD LIBOR + 3.75%
6.88%, 06/15/2025
(h)
390 300
DuPont de Nemours Inc
2.17%, 05/01/2023
(i)
1,935 1,948
5.32%, 11/15/2038 525 638
5.42%, 11/15/2048 100 129
Equate Petrochemical BV
3.00%, 03/03/2022 375 375
LYB International Finance III LLC
2.88%, 05/01/2025 575 582
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
NOVA Chemicals Corp
5.25%, 08/01/2023
(h)
$ 130 $ 122
PolyOne Corp
5.75%, 05/15/2025
(h),(i)
50 51
Valvoline Inc
4.25%, 02/15/2030
(h)
70 68
$ 5,913
Commercial Mortgage Backed Securities - 4.26%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,000 1,072
COMM 2013-CCRE11 Mortgage Trust
1.09%, 08/10/2050
(l),(m)
50,997 1,372
COMM 2013-CCRE6 Mortgage Trust
4.23%, 03/10/2046
(h),(m)
500 407
COMM 2013-CCRE8 Mortgage Trust
4.08%, 06/10/2046
(h),(m)
3,000 2,988
COMM 2015-CCRE22 Mortgage Trust
4.24%, 03/10/2048
(m)
1,611 1,411
Credit Suisse Commercial Mortgage Trust Series
2006-C5
1.09%, 12/15/2039
(l),(m)
640 7
GS Mortgage Securities Trust 2012-GCJ7
2.35%, 05/10/2045
(l),(m)
10,882 259
GS Mortgage Securities Trust 2013-GC16
1.21%, 11/10/2046
(l),(m)
20,063 604
5.49%, 11/10/2046
(m)
800 744
GS Mortgage Securities Trust 2013-GCJ12
3.78%, 06/10/2046
(m)
555 532
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.60%, 08/15/2046
(h),(m)
800 778
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.65%, 12/15/2047
(l),(m)
10,126 306
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
1.10%, 12/15/2046
(l),(m)
8,609 229
JPMBB Commercial Mortgage Securities Trust
2013-C15
1.24%, 11/15/2045
(l),(m)
22,383 660
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.97%, 02/15/2047
(m)
2,700 2,453
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.90%, 04/15/2047
(l),(m)
23,830 446
JPMBB Commercial Mortgage Securities Trust
2014-C24
1.07%, 11/15/2047
(l),(m)
7,681 196
4.06%, 11/15/2047
(h),(m)
1,000 719
LB-UBS Commercial Mortgage Trust 2005-C3
0.97%, 07/15/2040
(h),(l),(m)
1,229 —
LB-UBS Commercial Mortgage Trust 2007-C1
0.35%, 02/15/2040
(l),(m)
253 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.37%, 08/15/2046
(l),(m)
18,798 141
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.16%, 06/15/2047
(l),(m)
20,201 598
4.93%, 06/15/2047
(m)
4,250 3,825
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30
3.18%, 09/15/2049 1,571 1,558
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.20%, 10/15/2030
(h),(l),(m)
21,767 436

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.77%, 12/10/2045
(h),(l),(m)
$ 19,291 $ 591
WFRBS Commercial Mortgage Trust 2014-C22
4.37%, 09/15/2057
(m)
2,000 1,994
$ 24,326
Commercial Services - 0.52%
Ahern Rentals Inc
7.38%, 05/15/2023
(h)
360 169
Garda World Security Corp
9.50%, 11/01/2027
(h)
268 268
Global Payments Inc
2.65%, 02/15/2025 500 514
PayPal Holdings Inc
2.20%, 09/26/2022 590 601
2.65%, 10/01/2026 330 346
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(h)
180 160
Refinitiv US Holdings Inc
8.25%, 11/15/2026
(h)
335 363
Tms International Holding Corp
7.25%, 08/15/2025
(h)
335 250
United Rentals North America Inc
4.63%, 10/15/2025 175 172
4.88%, 01/15/2028 55 55
5.88%, 09/15/2026 95 98
$ 2,996
Computers - 0.80%
Apple Inc
4.65%, 02/23/2046 555 752
Dell International LLC / EMC Corp
4.42%, 06/15/2021
(h)
735 747
4.90%, 10/01/2026
(h)
1,485 1,535
5.45%, 06/15/2023
(h)
920 974
Hewlett Packard Enterprise Co
4.65%, 10/01/2024 560 595
$ 4,603
Credit Card Asset Backed Securities - 0.22%
Chase Issuance Trust
1.01%, 04/17/2023 1,247 1,243
1.00 x 1 Month USD LIBOR + 0.20%
Distribution & Wholesale - 0.07%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(h)
110 104
5.88%, 05/15/2026
(h)
305 302
$ 406
Diversified Financial Services - 1.00%
Avation Capital SA
6.50%, 05/15/2021
(h)
200 168
Blackstone Holdings Finance Co LLC
2.50%, 01/10/2030
(h)
65 65
3.50%, 09/10/2049
(h)
85 82
Brookfield Finance Inc
4.00%, 04/01/2024 1,138 1,200
Brookfield Finance LLC
3.45%, 04/15/2050 900 742
Credit Acceptance Corp
5.13%, 12/31/2024
(h)
155 136
6.63%, 03/15/2026 360 324
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 500 521
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(h),(m),(n)
165 100
ILFC E-Capital Trust II
3.57%, 12/21/2065
(h),(m)
155 77
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Navient Corp
5.00%, 03/15/2027 $ 115 $ 97
6.13%, 03/25/2024 305 281
6.63%, 07/26/2021 175 174
6.75%, 06/15/2026 250 226
Nuveen Finance LLC
4.13%, 11/01/2024
(h)
505 543
Springleaf Finance Corp
5.63%, 03/15/2023 190 180
6.63%, 01/15/2028 290 256
6.88%, 03/15/2025 340 321
Visa Inc
1.90%, 04/15/2027 220 228
$ 5,721
Electric - 3.01%
Alabama Power Co
3.45%, 10/01/2049 655 748
Avangrid Inc
3.20%, 04/15/2025 1,115 1,178
Centrais Eletricas Brasileiras SA
3.63%, 02/04/2025
(h)
200 182
CMS Energy Corp
3.00%, 05/15/2026 275 290
4.70%, 03/31/2043 110 135
Commonwealth Edison Co
4.00%, 03/01/2049 405 505
Dominion Energy Inc
3.90%, 10/01/2025 720 788
4.25%, 06/01/2028 475 533
DTE Electric Co
3.95%, 03/01/2049 100 124
DTE Energy Co
3.40%, 06/15/2029 200 207
6.38%, 04/15/2033 81 108
Duke Energy Florida LLC
3.80%, 07/15/2028 355 406
Elwood Energy LLC
8.16%, 07/05/2026 94 94
Enel Chile SA
4.88%, 06/12/2028 260 285
Evergy Inc
2.90%, 09/15/2029 1,085 1,112
Exelon Corp
3.50%, 06/01/2022 465 479
FirstEnergy Corp
3.40%, 03/01/2050 550 586
Fortis Inc/Canada
3.06%, 10/04/2026 174 177
Georgia Power Co
3.70%, 01/30/2050 105 119
4.30%, 03/15/2043 130 153
Indiantown Cogeneration LP
9.77%, 12/15/2020 112 114
Louisville Gas & Electric Co
4.25%, 04/01/2049 180 225
MidAmerican Energy Co
3.15%, 04/15/2050 130 147
National Rural Utilities Cooperative Finance Corp
4.75%, 04/30/2043
(k)
355 355
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
2.75%, 05/01/2025 845 899
3.50%, 04/01/2029 800 893
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(h)
270 275
NRG Energy Inc
5.25%, 06/15/2029
(h)
390 417
7.25%, 05/15/2026 120 129

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PPL WEM Ltd / Western Power Distribution PLC
5.38%, 05/01/2021
(h)
$ 2,660 $ 2,728
Southern California Edison Co
4.20%, 03/01/2029 460 515
4.88%, 03/01/2049 500 629
Southern Co/The
5.50%, 03/15/2057
(k)
180 181
3 Month USD LIBOR + 3.63%
State Grid Overseas Investment 2016 Ltd
3.50%, 05/04/2027 250 272
Tucson Electric Power Co
4.85%, 12/01/2048 100 127
Virginia Electric & Power Co
3.80%, 04/01/2028 200 226
4.60%, 12/01/2048 95 127
Vistra Operations Co LLC
5.00%, 07/31/2027
(h)
200 204
5.63%, 02/15/2027
(h)
230 242
Xcel Energy Inc
2.60%, 12/01/2029 275 286
$ 17,200
Electrical Components & Equipment - 0.04%
Energizer Holdings Inc
5.50%, 06/15/2025
(h)
140 141
6.38%, 07/15/2026
(h)
70 73
$ 214
Engineering & Construction - 0.02%
MasTec Inc
4.88%, 03/15/2023 130 128
Entertainment - 0.19%
Boyne USA Inc
7.25%, 05/01/2025
(h)
125 125
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(h)
205 161
CCM Merger Inc
6.00%, 03/15/2022
(h)
195 184
Eldorado Resorts Inc
6.00%, 09/15/2026 190 191
Enterprise Development Authority/The
12.00%, 07/15/2024
(h)
185 167
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
7.75%, 04/15/2025
(h)
240 244
$ 1,072
Environmental Control - 0.60%
Republic Services Inc
2.30%, 03/01/2030 315 317
2.50%, 08/15/2024 940 979
Waste Connections Inc
2.60%, 02/01/2030 300 305
4.25%, 12/01/2028 1,110 1,254
Waste Management Inc
3.20%, 06/15/2026 510 559
$ 3,414
Food - 0.55%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 02/15/2023
(h)
120 118
4.63%, 01/15/2027
(h)
140 142
5.75%, 03/15/2025 55 57
5.88%, 02/15/2028
(h)
75 78
6.63%, 06/15/2024 125 129
7.50%, 03/15/2026
(h)
235 257
Ingles Markets Inc
5.75%, 06/15/2023 151 151
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(h)
475 480
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co
2.80%, 07/02/2020 $ 36 $ 36
3.50%, 06/06/2022 435 447
4.38%, 06/01/2046 275 262
McCormick & Co Inc/MD
3.15%, 08/15/2024 250 264
Post Holdings Inc
4.63%, 04/15/2030
(h)
180 176
5.00%, 08/15/2026
(h)
410 405
TreeHouse Foods Inc
4.88%, 03/15/2022 135 135
$ 3,137
Gas - 0.27%
Dominion Energy Gas Holdings LLC
3.00%, 11/15/2029 200 197
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029 615 671
Southern California Gas Co
2.55%, 02/01/2030 300 318
Southern Co Gas Capital Corp
4.40%, 05/30/2047 295 343
$ 1,529
Healthcare - Products - 0.34%
Abbott Laboratories
4.90%, 11/30/2046 200 282
Boston Scientific Corp
3.45%, 03/01/2024 785 832
4.00%, 03/01/2029 120 135
4.70%, 03/01/2049 335 419
Medtronic Inc
4.38%, 03/15/2035 204 259
$ 1,927
Healthcare - Services - 0.60%
Centene Corp
3.38%, 02/15/2030
(h)
340 343
4.25%, 12/15/2027
(h)
35 37
4.63%, 12/15/2029
(h)
230 252
4.75%, 05/15/2022 130 131
5.25%, 04/01/2025
(h)
500 521
5.38%, 06/01/2026
(h)
420 445
HCA Inc
5.50%, 06/15/2047 95 115
5.88%, 05/01/2023 330 354
5.88%, 02/01/2029 525 601
Tenet Healthcare Corp
4.63%, 09/01/2024
(h)
110 108
5.13%, 11/01/2027
(h)
300 296
8.13%, 04/01/2022 70 70
UnitedHealth Group Inc
3.50%, 08/15/2039 150 168
$ 3,441
Home Builders - 0.24%
Forestar Group Inc
5.00%, 03/01/2028
(h)
120 105
8.00%, 04/15/2024
(h)
560 549
KB Home
7.63%, 05/15/2023 110 114
Lennar Corp
4.88%, 12/15/2023 125 128
LGI Homes Inc
6.88%, 07/15/2026
(h)
325 303
TRI Pointe Group Inc
4.88%, 07/01/2021 130 127
Williams Scotsman International Inc
7.88%, 12/15/2022
(h)
77 78
$ 1,404

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities - 0.11%
First NLC Trust 2005-1
0.97%, 05/25/2035 $ 224 $ 192
1.00 x 1 Month USD LIBOR + 0.50%
JP Morgan Mortgage Acquisition Trust
2006-CW2
0.64%, 08/25/2036 36 36
1.00 x 1 Month USD LIBOR + 0.15%
Saxon Asset Securities Trust 2004-1
2.18%, 03/25/2035 267 158
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
1.25%, 02/25/2035 303 265
1.00 x 1 Month USD LIBOR + 0.77%
$ 651
Insurance - 2.65%
American International Group Inc
3.90%, 04/01/2026 500 541
4.50%, 07/16/2044 478 528
Arch Capital Finance LLC
5.03%, 12/15/2046 110 138
Markel Corp
3.35%, 09/17/2029 65 67
4.30%, 11/01/2047 175 180
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(h)
240 247
New York Life Insurance Co
3.75%, 05/15/2050
(h)
270 306
PartnerRe Finance B LLC
3.70%, 07/02/2029 125 132
Pricoa Global Funding I
3.45%, 09/01/2023
(h)
1,275 1,364
Progressive Corp/The
3.95%, 03/26/2050 185 233
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(h),(k)
200 218
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
5.65%, 05/15/2053
(k)
935 916
3 Month USD LIBOR + 3.58%
XLIT Ltd
4.45%, 03/31/2025 6,080 6,685
5.50%, 03/31/2045 2,770 3,580
$ 15,135
Internet - 0.36%
Alibaba Group Holding Ltd
3.60%, 11/28/2024 250 270
Baidu Inc
3.08%, 04/07/2025 300 306
4.38%, 05/14/2024 375 400
Netflix Inc
4.38%, 11/15/2026 455 478
Prosus NV
3.68%, 01/21/2030
(h)
325 325
Tencent Holdings Ltd
3.80%, 02/11/2025
(h)
250 269
$ 2,048
Investment Companies - 0.14%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 105 99
6.25%, 02/01/2022 130 131
6.25%, 05/15/2026 580 570
$ 800
Iron & Steel - 0.45%
Cleveland-Cliffs Inc
6.38%, 10/15/2025
(h)
85 60
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
CSN Islands XI Corp
6.75%, 01/28/2028
(h)
$ 235 $ 153
Evraz PLC
5.25%, 04/02/2024
(h)
350 372
Steel Dynamics Inc
2.80%, 12/15/2024 1,550 1,516
3.45%, 04/15/2030 225 214
Vale Overseas Ltd
6.25%, 08/10/2026 100 110
6.88%, 11/21/2036 129 150
$ 2,575
Leisure Products & Services - 0.01%
NCL Corp Ltd
3.63%, 12/15/2024
(h)
85 55
Lodging - 0.13%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(h)
25 25
5.75%, 05/01/2028
(h)
23 23
Marriott International Inc/MD
5.75%, 05/01/2025 545 569
MGM Resorts International
6.00%, 03/15/2023 150 146
$ 763
Machinery - Diversified - 0.08%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(h)
475 448
Media - 2.93%
Altice Financing SA
5.00%, 01/15/2028
(h)
200 195
7.50%, 05/15/2026
(h)
285 297
AMC Networks Inc
4.75%, 12/15/2022 86 85
Cable Onda SA
4.50%, 01/30/2030
(h)
200 190
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(h)
355 360
5.13%, 05/01/2023
(h)
765 775
5.38%, 06/01/2029
(h)
320 338
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 415 409
4.46%, 07/23/2022 695 732
4.80%, 03/01/2050 440 495
4.91%, 07/23/2025 485 547
6.48%, 10/23/2045 200 261
Comcast Corp
3.38%, 02/15/2025 725 790
3.97%, 11/01/2047 580 689
4.60%, 10/15/2038 1,240 1,558
4.60%, 08/15/2045 630 804
4.70%, 10/15/2048 80 105
CSC Holdings LLC
6.50%, 02/01/2029
(h)
420 459
6.63%, 10/15/2025
(h)
235 246
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(h)
185 141
DISH DBS Corp
5.13%, 05/01/2020 200 200
7.75%, 07/01/2026 545 537
Fox Corp
3.05%, 04/07/2025 235 249
5.48%, 01/25/2039 200 252
5.58%, 01/25/2049 285 389
Meredith Corp
6.88%, 02/01/2026 455 390
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(h)
95 94

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Time Warner Cable LLC
4.00%, 09/01/2021 $ 470 $ 479
5.88%, 11/15/2040 780 927
UPC Holding BV
5.50%, 01/15/2028
(h)
505 489
ViacomCBS Inc
4.25%, 09/01/2023 1,360 1,429
4.38%, 03/15/2043 120 117
4.75%, 05/15/2025 790 846
Virgin Media Finance PLC
5.75%, 01/15/2025
(h)
368 372
Ziggo Bond Co BV
6.00%, 01/15/2027
(h)
305 306
Ziggo BV
5.50%, 01/15/2027
(h)
220 224
$ 16,776
Metal Fabrication & Hardware - 0.07%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(h)
210 206
Park-Ohio Industries Inc
6.63%, 04/15/2027 225 172
$ 378
Mining - 0.87%
BHP Billiton Finance USA Ltd
6.75%, 10/19/2075
(h),(k)
385 425
USD Swap Semi-Annual 5 Year + 5.09%
First Quantum Minerals Ltd
7.25%, 04/01/2023
(h)
200 182
7.50%, 04/01/2025
(h)
390 340
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(h)
130 131
Freeport-McMoRan Inc
4.25%, 03/01/2030 175 163
Glencore Funding LLC
3.00%, 10/27/2022
(h)
800 794
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
(h)
300 317
Hudbay Minerals Inc
7.25%, 01/15/2023
(h)
130 118
7.63%, 01/15/2025
(h)
225 203
IAMGOLD Corp
7.00%, 04/15/2025
(h)
265 267
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028
(h)
300 325
Kaiser Aluminum Corp
6.50%, 05/01/2025
(h)
85 86
Newmont Corp
2.25%, 10/01/2030 590 584
Novelis Corp
4.75%, 01/30/2030
(h)
370 325
Taseko Mines Ltd
8.75%, 06/15/2022
(h)
215 112
Teck Resources Ltd
6.13%, 10/01/2035 580 580
$ 4,952
Miscellaneous Manufacturers - 0.33%
General Electric Co
3.45%, 05/01/2027 190 193
4.25%, 05/01/2040 140 141
5.30%, 02/11/2021 444 455
5.55%, 01/05/2026 535 597
5.88%, 01/14/2038 215 244
6.88%, 01/10/2039 200 249
$ 1,879
Mortgage Backed Securities - 4.97%
Fannie Mae Connecticut Avenue Securities
1.09%, 07/25/2030 1,839 1,833
1.00 x 1 Month USD LIBOR + 0.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMIC Trust 2005-W2
0.69%, 05/25/2035 $ 136 $ 136
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 79 81
3.00%, 04/25/2027
(l)
2,106 134
3.50%, 09/25/2027
(l)
3,281 250
3.50%, 11/25/2027
(l)
882 62
3.50%, 05/25/2028
(l)
1,146 73
3.50%, 03/25/2031
(l)
1,941 83
4.00%, 04/25/2043
(l)
512 53
5.51%, 11/25/2046
(l)
7,096 1,651
(1.00) x 1 Month USD LIBOR + 6.00%
6.01%, 12/25/2021
(l)
49 1
(1.00) x 1 Month USD LIBOR + 6.50%
6.01%, 03/25/2022
(l)
75 3
(1.00) x 1 Month USD LIBOR + 6.50%
35.13%, 08/25/2035
(l)
2 —
(10.00) x 1 Month USD LIBOR + 40.00%
Freddie Mac REMICS
1.26%, 05/15/2049 5,502 5,495
1.00 x 1 Month USD LIBOR + 0.45%
2.00%, 02/15/2036 385 394
3.00%, 09/15/2025
(l)
384 2
3.00%, 05/15/2027
(l)
2,123 117
3.00%, 10/15/2027
(l)
539 36
3.00%, 02/15/2029
(l)
3,305 188
3.50%, 02/15/2028
(l)
1,991 139
3.50%, 01/15/2040
(l)
2,795 161
3.50%, 03/15/2041
(l)
3,655 320
4.00%, 04/15/2025
(l)
670 8
5.84%, 05/15/2026
(l)
1,422 135
(1.00) x 1 Month USD LIBOR + 6.65%
5.94%, 09/15/2034
(l)
175 7
(1.00) x 1 Month USD LIBOR + 6.75%
Freddie Mac Structured Agency Credit Risk Debt
Notes
3.34%, 04/25/2028 657 645
1.00 x 1 Month USD LIBOR + 2.85%
Ginnie Mae
1.75%, 10/16/2037 62 62
3.50%, 02/20/2040
(l)
2,260 108
3.50%, 01/20/2043
(l)
3,957 614
4.00%, 03/16/2039
(l)
1,802 113
4.00%, 09/20/2040
(l)
2,218 237
4.50%, 05/16/2043
(l)
1,784 276
5.31%, 07/16/2042
(l)
5,746 1,302
(1.00) x 1 Month USD LIBOR + 6.10%
5.33%, 11/20/2040
(l)
2,585 571
(1.00) x 1 Month USD LIBOR + 6.05%
5.33%, 05/20/2046
(l)
621 139
(1.00) x 1 Month USD LIBOR + 6.05%
5.43%, 08/20/2044
(l)
2,318 463
(1.00) x 1 Month USD LIBOR + 6.15%
5.43%, 03/20/2047
(l)
3,442 706
(1.00) x 1 Month USD LIBOR + 6.15%
5.48%, 08/20/2042
(l)
2,615 468
(1.00) x 1 Month USD LIBOR + 6.20%
5.48%, 08/20/2047
(l)
3,041 701
(1.00) x 1 Month USD LIBOR + 6.20%
5.48%, 08/20/2047
(l)
6,105 1,920
(1.00) x 1 Month USD LIBOR + 6.20%
5.48%, 08/20/2047
(l)
1,224 273
(1.00) x 1 Month USD LIBOR + 6.20%
5.53%, 10/20/2047
(l)
2,659 648
(1.00) x 1 Month USD LIBOR + 6.25%
5.86%, 04/16/2042
(l)
2,977 754
(1.00) x 1 Month USD LIBOR + 6.65%

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
5.88%, 07/20/2042
(l)
$ 6,644 $ 1,739
(1.00) x 1 Month USD LIBOR + 6.60%
6.30%, 04/20/2041
(l)
1,296 307
(1.10) x 1 Month USD LIBOR + 7.10%
JP Morgan Mortgage Trust 2016-2
2.86%, 06/25/2046
(h),(m)
4,897 4,938
Merrill Lynch Mortgage Investors Trust Series
2005-A8
0.84%, 08/25/2036 56 54
1.00 x 1 Month USD LIBOR + 0.35%
$ 28,400
Office & Business Equipment - 0.02%
Xerox Corp
4.12%, 03/15/2023 120 119
Oil & Gas - 2.71%
Alta Mesa Holdings LP / Alta Mesa Finance
Services Corp
0.00%, 12/15/2024
(a)
200 —
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(h)
165 92
10.00%, 04/01/2022
(h)
221 181
BP Capital Markets America Inc
2.94%, 04/06/2023 1,800 1,858
3.19%, 04/06/2025 1,250 1,312
3.59%, 04/14/2027 435 458
4.23%, 11/06/2028 85 95
Canadian Natural Resources Ltd
4.95%, 06/01/2047 210 192
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(a),(b),(c)
1,385 —
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023 1,100 1,127
Continental Resources Inc/OK
3.80%, 06/01/2024 1,278 1,064
4.90%, 06/01/2044
(j)
80 54
Ecopetrol SA
6.88%, 04/29/2030 355 363
EP Energy LLC / Everest Acquisition Finance Inc
0.00%, 05/01/2024
(a),(h)
100 —
7.75%, 05/15/2026
(h)
800 88
Exxon Mobil Corp
2.44%, 08/16/2029 255 263
3.00%, 08/16/2039 160 163
Gulfport Energy Corp
6.38%, 05/15/2025 595 280
Laredo Petroleum Inc
9.50%, 01/15/2025 135 57
10.13%, 01/15/2028 330 134
Marathon Oil Corp
4.40%, 07/15/2027 370 287
6.60%, 10/01/2037 555 438
MEG Energy Corp
7.00%, 03/31/2024
(h),(j)
155 110
7.13%, 02/01/2027
(h)
240 166
Nabors Industries Inc
5.75%, 02/01/2025 390 89
Oasis Petroleum Inc
6.25%, 05/01/2026
(h)
305 40
6.88%, 01/15/2023 210 27
Occidental Petroleum Corp
2.60%, 08/13/2021 855 799
2.90%, 08/15/2024 475 356
3.20%, 08/15/2026
(j)
535 385
4.30%, 08/15/2039 315 198
4.40%, 04/15/2046 175 106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Parsley Energy LLC / Parsley Finance Corp
5.63%, 10/15/2027
(h)
$ 40 $ 34
Petrobras Global Finance BV
5.09%, 01/15/2030
(h)
200 183
Petroleos Mexicanos
6.50%, 01/23/2029 860 677
Petronas Capital Ltd
3.50%, 04/21/2030
(h)
200 210
Sanchez Energy Corp
0.00%, 01/15/2023
(a)
100 —
7.25%, 02/15/2023
(h)
115 1
Shelf Drilling Holdings Ltd
8.25%, 02/15/2025
(h)
165 48
Shell International Finance BV
3.13%, 11/07/2049 500 511
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(h)
500 505
SM Energy Co
5.00%, 01/15/2024 190 60
6.63%, 01/15/2027
(j)
120 34
Southwestern Energy Co
7.75%, 10/01/2027
(j)
370 322
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 180 175
5.50%, 02/15/2026 80 77
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(h)
275 262
Total Capital International SA
2.83%, 01/10/2030 280 289
Ultra Resources Inc/US
6.88%, 04/15/2022
(h)
90 —
Valero Energy Corp
2.85%, 04/15/2025 1,200 1,190
WPX Energy Inc
4.50%, 01/15/2030 5 4
5.25%, 09/15/2024 20 18
5.25%, 10/15/2027 60 52
5.75%, 06/01/2026 40 36
$ 15,470
Other Asset Backed Securities - 0.10%
Chase Funding Trust Series 2003-5
1.09%, 07/25/2033 612 544
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
0.95%, 12/25/2033 22 19
1.00 x 1 Month USD LIBOR + 0.46%
$ 563
Packaging & Containers - 0.43%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(h)
390 380
4.25%, 09/15/2022
(h)
275 276
6.00%, 02/15/2025
(h)
200 200
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(h)
185 186
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 555 608
Flex Acquisition Co Inc
6.88%, 01/15/2025
(h)
140 136
7.88%, 07/15/2026
(h)
95 91
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(h)
365 286
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(h)
90 90

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Sealed Air Corp
4.88%, 12/01/2022
(h)
$ 190 $ 195
$ 2,448
Pharmaceuticals - 2.75%
AbbVie Inc
2.30%, 11/21/2022
(h)
1,020 1,045
2.60%, 11/21/2024
(h)
380 395
3.38%, 11/14/2021 25 26
4.05%, 11/21/2039
(h)
110 122
Bausch Health Americas Inc
8.50%, 01/31/2027
(h)
385 424
Bausch Health Cos Inc
5.00%, 01/30/2028
(h)
80 77
6.50%, 03/15/2022
(h)
355 362
Bayer US Finance II LLC
3.38%, 07/15/2024
(h)
300 315
3.88%, 12/15/2023
(h)
2,140 2,272
4.25%, 12/15/2025
(h)
1,015 1,125
Becton Dickinson and Co
3.36%, 06/06/2024 690 733
3.70%, 06/06/2027 504 549
4.69%, 12/15/2044 553 672
Bristol-Myers Squibb Co
4.13%, 06/15/2039
(h)
650 806
4.25%, 10/26/2049
(h)
445 581
Cigna Corp
3.75%, 07/15/2023 599 640
4.13%, 11/15/2025 225 252
4.90%, 12/15/2048 165 212
CVS Health Corp
3.00%, 08/15/2026 560 595
3.63%, 04/01/2027 350 382
3.70%, 03/09/2023 435 461
4.88%, 07/20/2035 570 697
Novartis Capital Corp
2.75%, 08/14/2050 195 211
Zoetis Inc
3.25%, 02/01/2023 545 569
3.90%, 08/20/2028 1,130 1,302
4.45%, 08/20/2048 685 876
$ 15,701
Pipelines - 2.05%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(h)
300 313
Buckeye Partners LP
3.95%, 12/01/2026 205 186
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(h)
185 120
Energy Transfer Operating LP
3.75%, 05/15/2030 180 164
4.50%, 04/15/2024 515 509
5.00%, 05/15/2050 265 233
5.15%, 03/15/2045 160 142
6.25%, 04/15/2049 300 289
Enterprise Products Operating LLC
3.13%, 07/31/2029 355 354
3.95%, 01/31/2060 185 170
4.20%, 01/31/2050 335 332
5.38%, 02/15/2078
(k)
460 399
3 Month USD LIBOR + 2.57%
Hess Midstream Operations LP
5.63%, 02/15/2026
(h)
1,450 1,348
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 245 251
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
MPLX LP
4.00%, 03/15/2028 $ 140 $ 133
4.88%, 12/01/2024 200 199
5.50%, 02/15/2049 315 313
NuStar Logistics LP
6.00%, 06/01/2026 190 171
6.75%, 02/01/2021 130 125
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 275 282
5.75%, 05/15/2024 3,250 3,396
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027 366 329
Western Midstream Operating LP
3.10%, 02/01/2025 775 707
Williams Cos Inc/The
4.55%, 06/24/2024 1,225 1,272
$ 11,737
REITs - 1.01%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025 1,395 1,488
4.70%, 07/01/2030 500 586
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 670 712
Crown Castle International Corp
3.40%, 02/15/2021 790 797
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 885 864
Essex Portfolio LP
3.00%, 01/15/2030 345 348
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025
(h)
95 95
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030 200 185
Iron Mountain Inc
4.38%, 06/01/2021
(h)
85 85
Mid-America Apartments LP
3.95%, 03/15/2029 170 185
Prologis LP
3.00%, 04/15/2050 235 239
VEREIT Operating Partnership LP
3.10%, 12/15/2029 100 86
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(h)
130 122
$ 5,792
Retail - 0.19%
Claire's Stores Escrow - GCB
0.00%, 03/15/2019
(a),(b),(c)
400 —
Golden Nugget Inc
6.75%, 10/15/2024
(h)
25 20
Home Depot Inc/The
3.30%, 04/15/2040 345 377
5.88%, 12/16/2036 300 428
IRB Holding Corp
6.75%, 02/15/2026
(h)
140 116
Nordstrom Inc
8.75%, 05/15/2025
(h)
35 37
Yum! Brands Inc
7.75%, 04/01/2025
(h)
115 126
$ 1,104
Semiconductors - 1.15%
Analog Devices Inc
2.95%, 04/01/2025 680 709
Broadcom Inc
4.70%, 04/15/2025
(h)
1,445 1,594

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Lam Research Corp
1.90%, 06/15/2030
(c),(i)
$ 540 $ 538
4.00%, 03/15/2029 265 309
Micron Technology Inc
2.50%, 04/24/2023 605 616
NVIDIA Corp
2.85%, 04/01/2030 255 278
NXP BV / NXP Funding LLC
4.63%, 06/15/2022
(h)
745 777
4.63%, 06/01/2023
(h)
500 533
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(h),(i)
135 137
3.15%, 05/01/2027
(h),(i)
140 142
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(h)
475 489
Texas Instruments Inc
1.75%, 05/04/2030
(i)
235 235
Xilinx Inc
2.95%, 06/01/2024 205 216
$ 6,573
Software - 0.78%
Adobe Inc
2.30%, 02/01/2030 170 179
Autodesk Inc
2.85%, 01/15/2030 295 309
Epicor Software Corp
8.70%, 06/30/2023
(h)
110 110
3 Month USD LIBOR + 7.25%
Microsoft Corp
4.45%, 11/03/2045 1,060 1,441
Open Text Corp
3.88%, 02/15/2028
(h)
275 269
5.88%, 06/01/2026
(h)
195 205
Oracle Corp
2.50%, 04/01/2025 580 610
2.80%, 04/01/2027 525 563
4.00%, 11/15/2047 110 131
PTC Inc
3.63%, 02/15/2025
(h)
55 54
salesforce.com Inc
3.70%, 04/11/2028 505 576
$ 4,447
Sovereign - 1.73%
Abu Dhabi Government International Bond
2.13%, 09/30/2024
(h)
450 456
CoBank ACB
6.25%, 12/31/2049
(g),(k)
670 673
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.00%, 01/30/2030 375 341
Croatia Government International Bond
6.63%, 07/14/2020 150 151
Dominican Republic International Bond
4.50%, 01/30/2030
(h)
250 207
Egypt Government International Bond
5.58%, 02/21/2023
(h)
200 194
Guatemala Government Bond
5.38%, 04/24/2032
(h)
200 206
Honduras Government International Bond
7.50%, 03/15/2024 350 337
Hungary Government International Bond
5.38%, 02/21/2023 176 190
Indonesia Government International Bond
5.38%, 10/17/2023
(h)
800 862
Israel Government International Bond
2.75%, 07/03/2030 625 656
Kuwait International Government Bond
3.50%, 03/20/2027 200 219
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
4.15%, 03/28/2027 $ 665 $ 665
5.00%, 04/27/2051 335 321
Morocco Government International Bond
4.25%, 12/11/2022 390 405
Panama Government International Bond
3.88%, 03/17/2028 200 216
Qatar Government International Bond
3.25%, 06/02/2026 600 634
4.40%, 04/16/2050
(h)
400 455
Romanian Government International Bond
4.88%, 01/22/2024 170 180
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(h)
600 704
Saudi Government International Bond
4.00%, 04/17/2025
(h)
725 774
Turkey Government International Bond
6.35%, 08/10/2024 700 686
Ukraine Government International Bond
9.75%, 11/01/2028
(h)
375 366
$ 9,898
Student Loan Asset Backed Securities - 0.36%
SMB Private Education Loan Trust 2020-A
1.11%, 03/15/2027
(h)
2,065 2,041
1.00 x 1 Month USD LIBOR + 0.30%
Telecommunications - 2.26%
Altice France Holding SA
10.50%, 05/15/2027
(h)
265 286
AT&T Inc
3.60%, 07/15/2025 335 360
4.05%, 12/15/2023 1,455 1,578
5.35%, 09/01/2040 1,205 1,451
5.45%, 03/01/2047 240 304
Axtel SAB de CV
6.38%, 11/14/2024
(j)
200 187
CenturyLink Inc
4.00%, 02/15/2027
(h)
75 73
CommScope Inc
8.25%, 03/01/2027
(h)
450 431
Deutsche Telekom AG
3.63%, 01/21/2050
(h)
245 269
Embarq Corp
8.00%, 06/01/2036 210 216
Level 3 Financing Inc
5.13%, 05/01/2023 135 134
Rogers Communications Inc
3.70%, 11/15/2049 305 328
Sprint Communications Inc
6.00%, 11/15/2022 150 159
Sprint Corp
7.13%, 06/15/2024 350 393
7.25%, 09/15/2021 40 42
7.63%, 03/01/2026 240 284
7.88%, 09/15/2023 125 140
Telecom Italia Capital SA
6.38%, 11/15/2033 185 199
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(h)
235 244
T-Mobile USA Inc
3.50%, 04/15/2025
(h)
715 756
3.75%, 04/15/2027
(h)
305 328
3.88%, 04/15/2030
(h)
285 313
4.00%, 04/15/2022 260 266
4.50%, 02/01/2026 225 232
5.13%, 04/15/2025 185 187
6.50%, 01/15/2026 330 349

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
3.88%, 02/08/2029 $ 1,290 $ 1,487
5.25%, 03/16/2037 795 1,059
Vodafone Group PLC
4.13%, 05/30/2025 165 184
4.88%, 06/19/2049 350 418
Zayo Group Holdings Inc
4.00%, 03/01/2027
(h)
185 179
6.13%, 03/01/2028
(h)
115 108
$ 12,944
Textiles - 0.01%
Delta Merlin Dunia Tekstil PT
0.00%, 03/12/2024
(a),(h)
1,000 55
Transportation - 0.24%
Burlington Northern Santa Fe LLC
4.38%, 09/01/2042 90 110
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(a)
1,749 612
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(h)
365 237
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(h)
130 51
11.25%, 08/15/2022
(h)
110 59
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05/01/2022
(h)
275 245
Union Pacific Corp
4.38%, 11/15/2065 35 41
$ 1,355
Trucking & Leasing - 0.07%
DAE Funding LLC
4.50%, 08/01/2022
(h)
130 116
5.75%, 11/15/2023
(h)
295 264
$ 380
TOTAL BONDS $ 326,282
SENIOR FLOATING RATE INTERESTS
- 0.87%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.07%
Navistar Inc
4.23%, 11/06/2024
(o)
$ 461 $ 415
3 Month USD LIBOR + 3.00%
Commercial Services - 0.07%
Garda World Security Corp
6.39%, 10/23/2026
(o)
141 135
1 Month USD LIBOR + 4.75%
Refinitiv US Holdings Inc
3.65%, 10/01/2025
(o)
254 249
3 Month USD LIBOR + 3.00%
$ 384
Computers - 0.08%
McAfee LLC
9.50%, 09/29/2025
(o)
476 460
3 Month USD LIBOR + 3.25%
Diversified Financial Services - 0.07%
Russell Investments US Institutional Holdco Inc
3.82%, 06/01/2023
(o)
438 399
1 Month USD LIBOR + 2.75%
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc
3.25%, 12/17/2025
(o)
66 64
3 Month USD LIBOR + 4.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0.06%
Eldorado Resorts Inc
3.25%, 04/17/2024
(o)
$ 254 $ 240
3 Month USD LIBOR + 3.00%
Lions Gate Capital Holdings LLC
2.65%, 03/24/2025
(o)
125 115
3 Month USD LIBOR + 2.00%
$ 355
Food - 0.02%
Bellring Brands LLC
6.00%, 10/21/2024
(o)
128 127
1 Month USD LIBOR + 5.00%
Forest Products & Paper - 0.03%
Pixelle Specialty Solutions LLC
7.50%, 10/31/2024
(o)
179 153
1 Month USD LIBOR + 6.50%
Insurance - 0.03%
Asurion LLC
3.40%, 11/03/2023
(o)
201 192
1 Month USD LIBOR + 7.25%
Lodging - 0.09%
Golden Nugget LLC
3.45%, 10/04/2023
(o)
442 352
1 Month USD LIBOR + 2.50%
Spectacle Gary Holdings LLC
11.00%, 12/23/2025
(o)
159 135
1 Month USD LIBOR + 9.00%
$ 487
Media - 0.03%
CSC Holdings LLC
3.31%, 04/15/2027
(o)
193 183
1 Month USD LIBOR + 2.50%
Mining - 0.02%
Arconic Corp
3.24%, 02/04/2027
(o)
80 79
1 Month USD LIBOR + 2.75%
Oil & Gas - 0.01%
Sanchez Energy Corp
7.15%, 05/11/2020
(b),(c),(o)
15 15
1 Month USD LIBOR + 8.00%
12.00%, 05/11/2020
(o)
16 15
1 Month USD LIBOR + 8.00%
$ 30
Pharmaceuticals - 0.14%
Bausch Health Americas Inc
3.72%, 05/19/2025
(o)
362 350
3 Month USD LIBOR + 7.50%
Endo International PLC
5.00%, 04/29/2024
(o)
516 468
3 Month USD LIBOR + 4.00%
$ 818
Pipelines - 0.03%
Buckeye Partners LP
3.77%, 11/01/2026
(o)
185 173
1 Month USD LIBOR + 2.75%
Retail - 0.03%
IRB Holding Corp
3.75%, 02/05/2025
(o)
205 179
1 Month USD LIBOR + 2.75%
Telecommunications - 0.08%
Level 3 Financing Inc
2.12%, 03/01/2027
(o)
30 29
1 Month USD LIBOR + 1.75%
Maxar Technologies Ltd
3.16%, 10/05/2024
(o)
288 266
3 Month USD LIBOR + 4.25%

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Zayo Group Holdings Inc
3.40%, 02/19/2027
(o)
$ 195 $ 183
1 Month USD LIBOR + 3.00%
$ 478
TOTAL SENIOR FLOATING RATE INTERESTS $ 4,976
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 41.68%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4.23%
3.00%, 01/01/2043 $ 2,539 $ 2,732
3.00%, 02/01/2043 1,008 1,083
3.00%, 03/01/2043 438 476
3.99%, 01/01/2034 40 40
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
4.00%, 02/01/2046 9,529 10,363
4.50%, 04/01/2031 647 707
4.50%, 04/01/2041 4,146 4,603
5.00%, 06/01/2031 487 533
5.50%, 08/01/2023 140 146
5.50%, 05/01/2033 45 51
5.50%, 10/01/2033 40 44
5.50%, 12/01/2033 577 656
5.50%, 11/01/2036 461 517
5.50%, 04/01/2038 153 174
5.50%, 08/01/2038 334 386
6.00%, 03/01/2022 4 5
6.00%, 07/01/2023 64 72
6.00%, 06/01/2028 2 2
6.00%, 12/01/2031 21 24
6.00%, 12/01/2032 21 24
6.00%, 02/01/2033 98 109
6.00%, 12/01/2033 26 30
6.00%, 10/01/2036 167 192
6.00%, 01/01/2038 11 13
6.00%, 07/01/2038 806 942
6.50%, 03/01/2029 4 4
6.50%, 05/01/2029 6 6
6.50%, 04/01/2031 3 3
6.50%, 09/01/2031 2 2
6.50%, 02/01/2032 2 2
6.50%, 05/01/2032 7 9
6.50%, 04/01/2035 61 73
6.50%, 10/01/2035 46 54
7.00%, 12/01/2029 4 4
7.00%, 06/01/2030 11 12
7.00%, 12/01/2030 4 4
7.00%, 09/01/2031 1 1
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 5 6
7.50%, 03/01/2031 1 2
7.50%, 02/01/2032 2 3
8.00%, 09/01/2030 43 46
$ 24,156
Federal National Mortgage Association (FNMA) - 0.53%
2.94%, 10/01/2034 31 31
1.00 x 6 Month USD LIBOR + 1.08%
3.53%, 04/01/2036 18 18
1.00 x 12 Month USD LIBOR + 1.54%
3.61%, 02/01/2036 4 4
1.00 x 12 Month USD LIBOR + 1.61%
3.76%, 01/01/2033 43 44
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
4.09%, 04/01/2033 69 70
1.00 x 6 Month USD LIBOR + 2.26%
4.11%, 07/01/2033 428 441
1.00 x 12 Month USD LIBOR + 1.54%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
4.36%, 08/01/2035 $ 89 $ 90
1.00 x 12 Month USD LIBOR + 1.74%
5.00%, 07/01/2044 2,088 2,321
$ 3,019
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 16.54%
2.00%, 05/01/2035
(p)
1,500 1,547
2.00%, 05/01/2050
(p)
2,500 2,550
2.50%, 04/01/2028 1,820 1,912
2.50%, 06/01/2028 133 139
2.50%, 09/01/2029 516 544
2.50%, 05/01/2035
(p)
5,000 5,228
2.50%, 05/01/2050
(p)
4,600 4,791
3.00%, 10/01/2029 85 91
3.00%, 09/01/2032 168 178
3.00%, 05/01/2035
(p)
4,000 4,218
3.00%, 12/01/2040 172 184
3.00%, 04/01/2043 515 550
3.00%, 05/01/2043 664 714
3.00%, 08/01/2043 3,276 3,499
3.00%, 03/01/2048 6,444 6,816
3.00%, 12/01/2048 195 206
3.00%, 05/01/2050
(p)
12,000 12,668
3.50%, 02/01/2033 35 37
3.50%, 05/01/2034 1,778 1,921
3.50%, 01/01/2041 213 230
3.50%, 01/01/2044 1,289 1,410
3.50%, 11/01/2044 3,643 3,971
3.50%, 08/01/2045 5,345 5,827
3.50%, 11/01/2046 10,975 12,067
3.50%, 04/01/2047 202 222
3.50%, 10/01/2047 77 83
3.50%, 11/01/2047 5,163 5,617
3.50%, 03/01/2048 82 87
4.00%, 08/01/2020 27 29
4.00%, 02/01/2031 240 259
4.00%, 03/01/2034 628 694
4.00%, 05/01/2047 8,727 9,372
4.00%, 06/01/2048 38 41
4.50%, 04/01/2024 601 642
4.50%, 06/01/2044 830 922
5.00%, 06/01/2048 1,701 1,904
5.50%, 06/01/2020 1 1
5.50%, 09/01/2020 31 31
5.50%, 02/01/2023 13 14
5.50%, 06/01/2023 58 64
5.50%, 07/01/2023 1 1
5.50%, 07/01/2033 92 105
5.50%, 09/01/2033 127 145
5.50%, 05/01/2040 451 510
6.00%, 02/01/2023 5 6
6.00%, 02/01/2038 330 368
6.00%, 05/01/2038 31 35
6.00%, 08/01/2038 214 238
6.00%, 08/01/2038 226 251
6.50%, 05/01/2022 2 2
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 2 2
6.50%, 02/01/2032 1 2
6.50%, 04/01/2032 6 7
6.50%, 08/01/2032 6 6
6.50%, 07/01/2037 151 179
6.50%, 07/01/2037 254 307
6.50%, 12/01/2037 205 247
6.50%, 02/01/2038 298 349
6.50%, 03/01/2038 66 77
6.50%, 09/01/2038 313 369
7.00%, 03/01/2032 19 22

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
7.50%, 08/01/2032 $ 5 $ 6
$ 94,516
Government National Mortgage Association (GNMA) - 6.95%
2.50%, 05/01/2050 3,500 3,695
3.00%, 06/20/2043 2,559 2,738
3.00%, 01/20/2045 1,239 1,326
3.00%, 06/20/2046 674 720
3.00%, 07/20/2046 2,890 3,087
3.00%, 05/01/2050 5,000 5,323
3.25%, 07/20/2043 197 202
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 1.50%
3.50%, 03/15/2042 1,063 1,158
3.50%, 04/15/2042 1,069 1,155
3.50%, 09/20/2044 75 83
3.50%, 09/20/2047 1,526 1,665
3.50%, 06/20/2048 3,362 3,572
4.00%, 01/20/2048 5,711 6,289
4.50%, 06/20/2025 1,500 1,609
4.50%, 09/15/2039 301 341
4.50%, 03/15/2040 1,917 2,113
5.00%, 11/15/2033 1,432 1,603
5.00%, 06/15/2034 26 29
5.00%, 10/20/2039 114 128
5.00%, 07/20/2040 160 173
5.00%, 02/15/2042 1,021 1,148
5.50%, 10/15/2033 523 603
5.50%, 05/20/2035 54 61
5.50%, 02/15/2038 482 545
6.00%, 07/20/2028 21 23
6.00%, 11/20/2028 19 21
6.00%, 01/20/2029 22 24
6.00%, 07/20/2029 5 5
6.00%, 08/15/2031 17 19
6.00%, 01/15/2032 2 3
6.00%, 02/15/2032 10 11
6.00%, 02/15/2033 28 32
6.00%, 12/15/2033 35 39
6.50%, 03/20/2028 4 5
6.50%, 05/20/2029 4 4
6.50%, 10/15/2032 13 16
6.50%, 12/15/2032 46 52
7.00%, 06/15/2031 8 10
7.00%, 07/15/2031 1 1
7.00%, 06/15/2032 55 62
8.00%, 01/20/2031 3 4
$ 39,697
U.S. Treasury - 9.56%
1.63%, 08/15/2029 6,000 6,556
2.25%, 08/15/2049 220 272
3.13%, 05/15/2048 18,000 25,875
3.88%, 08/15/2040 14,545 21,941
$ 54,644
U.S. Treasury Bill - 3.87%
0.09%, 07/02/2020
(q)
1,025 1,025
0.11%, 07/30/2020
(q)
6,600 6,599
0.13%, 05/19/2020
(q)
14,500 14,499
$ 22,123
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 238,155
Total Investments $ 615,087
Other Assets and Liabilities -  (7.64)% (43,682)
TOTAL NET ASSETS - 100.00% $ 571,405
(a) Non-income producing security
(b) The value of these investments was determined using significant unobservable inputs.
(c) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $2,916 or 0.51%
of net assets.
(d) Current yield shown is as of period end.
(e) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,383 or
0.24% of net assets.
(f) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $80,854 or 14.15% of net assets.
(i) Security purchased on a when-issued basis.
(j) Security or a portion of the security was on loan at the end of the period.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is an Interest Only Strip.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(q) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 37.48%
Government 15.79%
Financial 13.11%
Consumer, Non-cyclical 6.68%
Communications 5.66%
Energy 4.80%
Money Market Funds 3.96%
Industrial 3.95%
Investment Companies 3.39%
Utilities 3.28%
Consumer, Cyclical 3.05%
Technology 2.83%
Basic Materials 2.40%
Asset Backed Securities 1.26%
Other Assets and Liabilities
(7.64)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 61,205 $ 388,683 $ 428,644 $ 21,244
$ 61,205 $ 388,683 $ 428,644 $ 21,244
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 153 $ — $ — $ —
$ 153 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2020 Long 25 $ 3,477 $ 160
US 2 Year Note; June 2020 Short 13 2,866 (50)
US 5 Year Note; June 2020 Short 103 12,925 (316)
US Long Bond; June 2020 Long 22 3,983 (7)
Total $ (213)
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.32 N/A (1.00)% Quarterly 12/20/2024 $ 14,210 $ 891 $ 463 $ 1,354
Total $ 891 $ 463 $ 1,354
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified International Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.85% Shares Held Value (000's)
Money Market Funds - 3.85%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
6,139,158 $ 6,139
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
421,359,680 421,360
$ 427,499
TOTAL INVESTMENT COMPANIES $ 427,499
COMMON STOCKS - 95.56% Shares Held Value (000's)
Aerospace & Defense - 0.20%
CAE Inc 1,331,300 21,998
Apparel - 1.71%
Adidas AG 230,078 52,673
boohoo Group PLC
( d)
8,780,715 35,680
LVMH Moet Hennessy Louis Vuitton SE 262,196 101,363
$ 189,716
Automobile Manufacturers - 3.90%
Ferrari NV 521,385 81,490
Honda Motor Co Ltd 1,816,700 44,117
Kia Motors Corp 1,961,778 47,916
Maruti Suzuki India Ltd 584,500 41,495
Toyota Motor Corp 2,968,700 183,545
Volvo AB - B Shares 2,649,548 33,953
$ 432,516
Automobile Parts & Equipment - 0.51%
Toyota Industries Corp 1,118,500 56,298
Banks - 6.16%
Bangkok Bank PCL 5,537,400 17,659
Bank Leumi Le-Israel BM 10,003,437 53,899
BOC Hong Kong Holdings Ltd 15,759,500 48,368
Credicorp Ltd 395,608 58,953
DBS Group Holdings Ltd 6,282,400 88,451
DNB ASA 4,500,100 54,487
Erste Group Bank AG 1,718,262 37,240
Grupo Financiero Banorte SAB de CV 10,388,430 28,440
HDFC Bank Ltd ADR 871,936 37,798
ICICI Bank Ltd ADR 3,018,539 29,461
Macquarie Group Ltd 396,537 26,268
Mediobanca Banca di Credito Finanziario SpA 5,529,971 32,149
PT Bank Central Asia Tbk 27,827,700 48,203
Toronto-Dominion Bank/The 2,058,500 86,010
United Overseas Bank Ltd 2,549,900 36,436
$ 683,822
Beverages - 0.93%
Carlsberg A/S 578,625 72,995
Thai Beverage PCL 61,750,600 30,058
$ 103,053
Biotechnology - 1.43%
CSL Ltd 798,515 159,165
Building Materials - 1.46%
Anhui Conch Cement Co Ltd 3,675,425 30,818
China Lesso Group Holdings Ltd 15,784,000 22,618
Cie de Saint-Gobain 1,227,645 32,665
CRH PLC 1,979,897 60,068
HeidelbergCement AG 328,285 15,564
$ 161,733
Chemicals - 1.70%
BASF SE 897,208 45,916
Evonik Industries AG 1,421,922 34,980
Koninklijke DSM NV 589,208 72,215
Nutrien Ltd 986,000 35,212
$ 188,323
Commercial Services - 1.29%
Adecco Group AG 364,669 15,958
Adyen NV
( d),(e)
43,247 42,754
Aggreko PLC 1,763,941 10,172
Dai Nippon Printing Co Ltd 1,414,500 29,824
New Oriental Education & Technology Group Inc
ADR
(d)
346,524 44,237
$ 142,945
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2.21%
Capgemini SE 487,613 $ 45,841
Logitech International SA 2,120,148 102,113
Nomura Research Institute Ltd 2,075,400 50,808
Obic Co Ltd 312,300 46,864
$ 245,626
Consumer Products - 0.44%
Hindustan Unilever Ltd 1,703,287 49,320
Cosmetics & Personal Care - 0.42%
Unilever NV 936,521 46,638
Distribution & Wholesale - 1.81%
Ferguson PLC 1,189,181 85,742
ITOCHU Corp 4,413,000 86,517
Mitsubishi Corp 1,365,700 28,964
$ 201,223
Diversified Financial Services - 2.23%
AerCap Holdings NV
( d)
1,514,123 42,577
Housing Development Finance Corp Ltd 2,514,917 63,614
KB Financial Group Inc 1,332,847 38,135
London Stock Exchange Group PLC 79,375 7,429
ORIX Corp 6,717,090 79,043
Tisco Financial Group PCL 7,468,200 16,764
$ 247,562
Electric - 2.13%
Enel SpA 14,446,341 98,675
Iberdrola SA 11,365,820 113,065
Northland Power Inc 1,136,100 24,380
$ 236,120
Electrical Components & Equipment - 0.37%
Delta Electronics Inc 8,812,000 41,101
Electronics - 1.70%
Halma PLC 1,752,353 46,070
Hoya Corp 1,569,404 143,119
$ 189,189
Energy - Alternate Sources - 0.63%
Vestas Wind Systems A/ S
( f)
812,614 69,782
Food - 4.28%
Koninklijke Ahold Delhaize NV 1,484,728 36,050
Nestle India Ltd 148,648 35,259
Nestle SA 2,625,821 278,101
Seven & i Holdings Co Ltd 1,105,700 36,618
Uni-President Enterprises Corp 29,971,000 69,784
X5 Retail Group NV 668,083 19,717
$ 475,529
Forest Products & Paper - 0.52%
Mondi PLC 3,253,223 57,449
Hand & Machine Tools - 1.18%
Amada Co Ltd 3,681,200 33,275
Techtronic Industries Co Ltd 12,940,500 98,121
$ 131,396
Healthcare - Products - 1.47%
Carl Zeiss Meditec AG
( d)
202,906 20,008
GN Store Nord A/S 423,377 19,322
Koninklijke Philips NV 1,956,961 85,309
Sartorius Stedim Biotech
( d)
161,961 38,834
$ 163,473
Healthcare - Services - 1.74%
ICON PLC
( d)
516,350 82,859
Lonza Group AG 252,450 110,236
$ 193,095
Holding Companies - Diversified - 0.32%
Swire Pacific Ltd 5,419,500 35,244
Home Builders - 0.88%
Persimmon PLC 1,537,850 42,608
Taylor Wimpey PLC 29,564,575 54,601
$ 97,209

Schedule of Investments
Diversified International Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 1.44%
Howden Joinery Group PLC 5,821,553 $ 38,388
Sony Corp 1,881,300 121,070
$ 159,458
Insurance - 6.41%
AIA Group Ltd 9,782,800 89,784
ASR Nederland NV 1,102,069 29,535
AXA SA 3,511,171 62,417
BB Seguridade Participacoes SA 5,281,750 25,758
Fairfax Financial Holdings Ltd 123,600 33,513
Hannover Rueck SE 489,632 78,016
Legal & General Group PLC 32,776,054 84,267
M&G PLC 10,210,443 16,927
NN Group NV 1,214,115 35,122
PICC Property & Casualty Co Ltd 31,724,000 30,358
Prudential PLC 4,913,987 69,323
Sompo Holdings Inc 1,421,400 46,104
Tokio Marine Holdings Inc 1,919,800 90,069
Unipol Gruppo SpA 5,793,165 19,989
$ 711,182
Internet - 5.73%
Alibaba Group Holding Ltd ADR
(d)
1,299,603 263,391
MercadoLibre Inc
( d)
18,192 10,615
Shopify Inc
( d)
75,102 47,486
Tencent Holdings Ltd 4,813,432 253,040
Vipshop Holdings Ltd ADR
(d)
3,854,497 61,402
$ 635,934
Investment Companies - 0.01%
Kinnevik AB 37,981 781
Machinery - Construction & Mining - 0.51%
Komatsu Ltd 3,011,400 56,978
Machinery - Diversified - 1.31%
Keyence Corp 258,900 92,430
Miura Co Ltd 525,900 21,700
Valmet Oyj 1,394,263 31,886
$ 146,016
Metal Fabrication & Hardware - 0.80%
NSK Ltd 3,326,800 23,027
SKF AB 4,142,491 65,383
$ 88,410
Mining - 2.16%
Franco-Nevada Corp 593,683 78,491
MMC Norilsk Nickel PJSC ADR 1,927,162 52,688
Rio Tinto Ltd 1,924,660 108,476
$ 239,655
Miscellaneous Manufacturers - 1.47%
JSR Corp 2,085,900 39,238
Pidilite Industries Ltd 1,487,617 29,990
Siemens AG 705,504 65,107
Trelleborg AB
( d)
2,236,169 28,475
$ 162,810
Oil & Gas - 3.20%
BP PLC 14,889,537 58,671
LUKOIL PJSC ADR 448,920 29,287
Neste Oyj 3,246,632 114,657
Parkland Fuel Corp 1,111,000 26,283
Petrobras Distribuidora SA 5,805,700 21,065
PTT PCL 4,991,800 5,450
Reliance Industries Ltd 3,289,233 63,953
Suncor Energy Inc 1,983,300 35,364
$ 354,730
Pharmaceuticals - 6.41%
Galapagos NV
( d)
156,575 34,592
Merck KGaA 526,391 61,092
Novartis AG 2,080,171 177,519
Novo Nordisk A/S 2,363,455 150,765
Roche Holding AG 829,154 287,134
$ 711,102
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 1.32%
Pembina Pipeline Corp
( f)
2,651,600 $ 60,806
TC Energy Corp 1,872,500 86,176
$ 146,982
Private Equity - 2.98%
3i Group PLC 11,113,403 109,176
Brookfield Asset Management Inc 5,546,853 187,452
Intermediate Capital Group PLC 2,381,615 33,692
$ 330,320
Real Estate - 1.69%
CK Asset Holdings Ltd 9,938,500 62,799
PSP Swiss Property AG 224,593 26,090
Sun Hung Kai Properties Ltd 2,972,000 40,638
Vonovia SE 1,169,054 57,809
$ 187,336
Retail - 4.22%
Alimentation Couche-Tard Inc 4,629,792 129,186
ANTA Sports Products Ltd 5,313,000 45,246
Hennes & Mauritz AB 2,845,422 38,896
Home Product Center PCL 78,930,600 32,801
JD Sports Fashion PLC 3,762,328 24,938
Li Ning Co Ltd 12,799,000 40,413
Lojas Renner SA 1,021,500 7,230
Magazine Luiza SA 1,287,200 11,892
Pan Pacific International Holdings Corp 3,578,600 69,331
Wal-Mart de Mexico SAB de CV 23,948,678 57,802
WH Smith PLC 671,176 10,594
$ 468,329
Semiconductors - 7.35%
ASML Holding NV 549,236 160,424
NXP Semiconductors NV 801,221 79,778
Samsung Electronics Co Ltd 5,118,545 210,462
SK Hynix Inc 1,396,310 96,091
Taiwan Semiconductor Manufacturing Co Ltd 26,614,544 268,482
$ 815,237
Software - 1.17%
Capcom Co Ltd 1,413,100 43,315
Dassault Systemes SE 417,511 61,153
Nemetschek SE 405,141 25,490
$ 129,958
Telecommunications - 3.72%
Deutsche Telekom AG 4,271,983 62,455
Nice Ltd ADR
(d)
500,113 82,169
Nippon Telegraph & Telephone Corp 5,117,600 116,546
Orange SA 2,876,672 34,949
SoftBank Group Corp 2,718,400 116,518
$ 412,637
Toys, Games & Hobbies - 1.06%
Nintendo Co Ltd 284,900 117,642
Transportation - 0.98%
Canadian National Railway Co 1,314,848 108,734
TOTAL COMMON STOCKS $ 10,603,756
PREFERRED STOCKS - 0.22% Shares Held Value (000's)
Investment Companies - 0.22%
Itausa - Investimentos Itau SA 0.08% 14,949,589 $ 24,770
TOTAL PREFERRED STOCKS $ 24,770
Total Investments $ 11,056,025
Other Assets and Liabilities -  0.37% 40,847
TOTAL NET ASSETS - 100.00% $ 11,096,872

Schedule of Investments
Diversified International Fund
April 30, 2020 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,799 or 0.16% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $42,754 or 0.39% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Location Percent
Japan 15.96%
Switzerland 8.97%
Canada 8.66%
United Kingdom 8.49%
China 7.12%
Netherlands 4.88%
Germany 4.68%
United States 3.85%
Korea, Republic Of 3.54%
Taiwan 3.42%
France 3.40%
Hong Kong 3.39%
India 3.15%
Denmark 2.82%
Italy 2.10%
Ireland 1.68%
Australia 1.67%
Sweden 1.52%
Finland 1.32%
Israel 1.23%
Singapore 1.13%
Spain 1.02%
Thailand 0.93%
Russian Federation 0.91%
Brazil 0.82%
Mexico 0.78%
Peru 0.53%
Norway 0.49%
Indonesia 0.43%
Austria 0.33%
Belgium 0.31%
Argentina 0.10%
Other Assets and Liabilities
0.37%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 120,902 $ 2,570,306 $ 2,269,848 $ 421,360
$ 120,902 $ 2,570,306 $ 2,269,848 $ 421,360
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 1,412 $ — $ — $ —
$ 1,412 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.76% Shares Held Value (000's)
Money Market Funds - 4.76%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
1,907,504 $ 1,908
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(c)
333,672,877 333,673
$ 335,581
TOTAL INVESTMENT COMPANIES $ 335,581
COMMON STOCKS - 96.40% Shares Held Value (000's)
Apparel - 1.51%
NIKE Inc 816,158 71,153
VF Corp 605,759 35,194
$ 106,347
Automobile Manufacturers - 1.85%
PACCAR Inc 1,879,865 130,143
Automobile Parts & Equipment - 1.47%
Magna International Inc 2,663,248 103,947
Banks - 10.28%
First Republic Bank/CA 1,211,104 126,306
JPMorgan Chase & Co 1,953,793 187,095
Morgan Stanley 1,885,525 74,346
PNC Financial Services Group Inc/The 1,405,329 149,907
Truist Financial Corp 2,336,371 87,193
US Bancorp 2,744,958 100,191
$ 725,038
Beverages - 1.64%
Coca-Cola Co/The 2,516,987 115,504
Biotechnology - 1.13%
Corteva Inc 3,055,856 80,033
Chemicals - 2.45%
Air Products and Chemicals Inc 433,137 97,707
PPG Industries Inc 822,759 74,731
$ 172,438
Computers - 1.47%
Apple Inc 351,922 103,395
Diversified Financial Services - 3.87%
BlackRock Inc 351,390 176,412
Discover Financial Services 2,241,312 96,309
$ 272,721
Electric - 6.73%
Eversource Energy 1,126,789 90,932
NextEra Energy Inc 366,839 84,784
Sempra Energy 831,130 102,936
WEC Energy Group Inc 1,039,981 94,170
Xcel Energy Inc 1,601,484 101,790
$ 474,612
Electronics - 0.81%
Honeywell International Inc 403,364 57,237
Food - 4.07%
Hormel Foods Corp 3,446,885 161,487
Tyson Foods Inc 2,019,880 125,616
$ 287,103
Healthcare - Products - 4.17%
Abbott Laboratories 1,690,263 155,657
Medtronic PLC 1,413,800 138,029
$ 293,686
Healthcare - Services - 1.58%
HCA Healthcare Inc 1,015,754 111,611
Insurance - 4.77%
Allstate Corp/The 341,062 34,693
Chubb Ltd 1,128,601 121,900
Fidelity National Financial Inc 3,509,986 94,945
Swiss Re AG ADR
(d)
4,679,760 84,610
$ 336,148
Machinery - Diversified - 1.96%
Deere & Co 952,849 138,220
Media - 2.31%
Walt Disney Co/The 1,504,817 162,746
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1.93%
3M Co 179,415 $ 27,257
Parker-Hannifin Corp 687,355 108,684
$ 135,941
Oil & Gas - 5.00%
Chevron Corp 1,162,280 106,930
EOG Resources Inc 1,867,770 88,738
Exxon Mobil Corp 577,448 26,834
Marathon Petroleum Corp 2,675,884 85,842
Royal Dutch Shell PLC - B shares ADR 1,375,032 43,960
$ 352,304
Pharmaceuticals - 9.87%
Becton Dickinson and Co 437,014 110,359
Merck & Co Inc 2,118,015 168,043
Novartis AG ADR 1,337,999 113,369
Pfizer Inc 2,999,351 115,055
Roche Holding AG ADR 4,350,833 189,131
$ 695,957
Pipelines - 1.34%
Enterprise Products Partners LP 5,363,523 94,183
Private Equity - 1.86%
KKR & Co Inc 5,205,912 131,241
REITs - 6.08%
Alexandria Real Estate Equities Inc 850,394 133,589
Digital Realty Trust Inc 1,411,165 210,955
Realty Income Corp 1,530,633 84,062
$ 428,606
Retail - 3.60%
Costco Wholesale Corp 566,437 171,630
Starbucks Corp 1,075,473 82,521
$ 254,151
Semiconductors - 2.95%
Microchip Technology Inc 1,207,462 105,931
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,914,706 101,728
$ 207,659
Software - 3.41%
Fidelity National Information Services Inc 642,302 84,713
Microsoft Corp 427,623 76,635
SAP SE ADR
(d)
666,351 78,989
$ 240,337
Telecommunications - 4.89%
BCE Inc 3,781,273 152,915
Verizon Communications Inc 3,339,185 191,836
$ 344,751
Toys, Games & Hobbies - 1.85%
Hasbro Inc 1,810,838 130,761
Transportation - 1.55%
Union Pacific Corp 683,302 109,185
TOTAL COMMON STOCKS $ 6,796,005
Total Investments $ 7,131,586
Other Assets and Liabilities -  (1.16)% (82,012)
TOTAL NET ASSETS - 100.00% $ 7,049,574
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,908 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Equity Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  ( unaudited)
Sector Percent
Financial 26.86%
Consumer, Non-cyclical 22.46%
Consumer, Cyclical 10.28%
Technology 7.83%
Communications 7.20%
Utilities 6.73%
Energy 6.34%
Industrial 6.25%
Money Market Funds 4.76%
Basic Materials 2.45%
Other Assets and Liabilities
(1.16)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 189,995 $ 1,281,141 $ 1,137,463 $ 333,673
$ 189,995 $ 1,281,141 $ 1,137,463 $ 333,673
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 1,193 $ — $ — $ —
$ 1,193 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.33% Shares Held Value (000's)
Money Market Funds - 2.33%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
4,564,204 $ 4,564
TOTAL INVESTMENT COMPANIES $ 4,564
BONDS - 79.47%
Principal
Amount (000's) Value (000's)
Agriculture - 1.02%
JBS Investments II GmbH
7.00%, 01/15/2026
(c)
$ 1,925 $ 1,997
Banks - 6.09%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12/31/2049
(c),(d),(e)
900 714
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 12/31/2049
(d),(e)
2,400 1,903
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Bancolombia SA
4.63%, 12/18/2029
(e)
2,525 2,178
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bank Leumi Le-Israel BM
3.28%, 01/29/2031
(c),(e)
4,750 4,385
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.63%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 3,350 2,770
$ 11,950
Diversified Financial Services - 3.37%
Power Finance Corp Ltd
5.25%, 08/10/2028 4,410 4,346
Unifin Financiera SAB de CV
7.00%, 01/15/2025 3,550 1,589
7.25%, 09/27/2023 1,425 684
$ 6,619
Electric - 1.17%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(c)
2,700 2,289
Entertainment - 1.78%
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029
(c)
3,900 3,492
Food - 2.01%
MARB BondCo PLC
7.00%, 03/15/2024 4,025 3,935
Oil & Gas - 4.04%
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 2,139 1,735
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 918 690
Petroleos Mexicanos
6.84%, 01/23/2030
(c)
2,050 1,614
6.84%, 01/23/2030 200 157
Petronas Capital Ltd
3.50%, 04/21/2030
(c)
1,625 1,702
4.55%, 04/21/2050
(c)
1,875 2,032
$ 7,930
Real Estate - 6.76%
Arabian Centres Sukuk Ltd
5.38%, 11/26/2024
(c)
5,800 5,017
China Evergrande Group
8.25%, 03/23/2022 1,550 1,364
Country Garden Holdings Co Ltd
4.75%, 07/25/2022 1,175 1,152
4.75%, 09/28/2023 1,050 1,021
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 2,573 2,384
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Sunac China Holdings Ltd
7.88%, 02/15/2022 $ 2,325 $ 2,329
$ 13,267
Sovereign - 45.99%
1MDB Global Investments Ltd
4.40%, 03/09/2023 6,800 6,018
Abu Dhabi Government International Bond
2.50%, 04/16/2025
(c)
1,250 1,285
3.13%, 04/16/2030
(c)
1,900 2,019
3.88%, 04/16/2050
(c)
1,900 2,024
Argentine Republic Government International
Bond
6.63%, 07/06/2028 2,975 738
Bonos de la Tesoreria de la Republica
1.90%, 09/01/2030 CLP 2,898,053 4,087
Colombia Government International Bond
3.88%, 04/25/2027 $ 3,800 3,752
4.38%, 07/12/2021 5,000 5,078
4.50%, 03/15/2029 575 581
Dominican Republic International Bond
5.50%, 01/27/2025 375 351
5.88%, 01/30/2060 375 299
6.00%, 07/19/2028 950 857
Egypt Government International Bond
5.63%, 04/16/2030 EUR 1,100 988
Hungary Government International Bond
6.38%, 03/29/2021 $ 5,000 5,192
Israel Government International Bond
2.75%, 07/03/2030 3,700 3,885
3.88%, 07/03/2050 1,975 2,184
4.50%, 04/03/2120 1,325 1,550
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 5,251 4,690
Mexico Government International Bond
4.75%, 04/27/2032 $ 2,900 2,922
Peru Government Bond
6.15%, 08/12/2032
(c)
PEN 15,150 4,979
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/2022 $ 5,000 5,040
Peruvian Government International Bond
2.39%, 01/23/2026 1,750 1,785
2.78%, 01/23/2031 1,450 1,495
6.90%, 08/12/2037 PEN 17,100 5,794
Qatar Government International Bond
3.40%, 04/16/2025
(c)
$ 2,250 2,394
3.75%, 04/16/2030
(c)
1,875 2,047
4.40%, 04/16/2050
(c)
1,500 1,706
Republic of Poland Government International
Bond
5.13%, 04/21/2021 5,000 5,185
Romanian Government International Bond
2.12%, 07/16/2031 EUR 1,900 1,800
3.38%, 01/28/2050
(c)
825 766
Ukraine Government Bond
16.00%, 08/11/2021 UAH 83,325 3,104
Ukraine Government International Bond
0.00%, 05/31/2040
(f),(g)
$ 2,245 1,657
4.38%, 01/27/2030
(c)
EUR 2,525 2,131
7.75%, 09/01/2023 $ 1,900 1,800
$ 90,183
Supranational Bank - 4.07%
African Export-Import Bank/The
3.99%, 09/21/2029
(c)
3,000 2,709
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027
(c)
275 255
5.00%, 07/27/2027 3,100 2,873

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Eastern & Southern African Trade &
Development Bank
4.88%, 05/23/2024 $ 2,400 $ 2,141
$ 7,978
Telecommunications - 3.17%
C&W Senior Financing DAC
7.50%, 10/15/2026
(c)
900 900
7.50%, 10/15/2026 1,425 1,425
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 3,995 3,887
$ 6,212
TOTAL BONDS $ 155,852
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 10.76%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 10.76%
1.13%, 02/28/2022 $ 20,750 $ 21,101
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 21,101
Total Investments $ 181,517
Other Assets and Liabilities -  7.44% 14,585
TOTAL NET ASSETS - 100.00% $ 196,102
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $46,457 or 23.69% of net assets.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Non-income producing security
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Location Percent
United States 14.87%
Cayman Islands 7.99%
Peru 7.17%
Israel 6.12%
Colombia 5.91%
Mexico 4.88%
Ukraine 4.44%
Supranational 4.07%
India 3.38%
Qatar 3.13%
Virgin Islands, British 3.07%
United Arab Emirates 2.72%
Hungary 2.65%
Poland 2.64%
Indonesia 2.57%
Cote d'Ivoire 2.39%
Chile 2.08%
United Kingdom 2.01%
Mauritius 1.98%
Malaysia 1.91%
Azerbaijan 1.41%
Romania 1.31%
Ireland 1.19%
Austria 1.02%
Dominican Republic 0.77%
Egypt 0.50%
Argentina 0.38%
Other Assets and Liabilities
7.44%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ — $ 39,319 $ 34,755 $ 4,564
$ — $ 39,319 $ 34,755 $ 4,564
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Buxl 30 Year Bond; June 2020 Short 60 $ 14,413 $ (569)
Euro-Bobl 5 Year; June 2020 Long 376 56,017 610
US 2 Year Note; June 2020 Long 95 20,941 13
US 5 Year Note; June 2020 Long 526 66,005 488
US Long Bond; June 2020 Short 162 29,327 (172)
Total $ 370
Amounts in thousands except contracts.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 05/15/2020 $ 9,102 INR 700,000 $ — $ (193)
Barclays Bank PLC 05/15/2020 $ 5,389 RUB 400,000 16 —
Citigroup Inc 05/15/2020 $ 1,690 BRL 9,200 — —
Citigroup Inc 05/15/2020 CLP 1,900,000 $ 2,278 — (2)
Goldman Sachs & Co 05/15/2020 BRL 1,200 $ 229 — (9)
Goldman Sachs & Co 05/15/2020 PEN 5,200 $ 1,522 18 —
Goldman Sachs & Co 05/15/2020 ZAR 7,500 $ 400 4 —
Goldman Sachs & Co 05/15/2020 TRY 1,300 $ 187 — (1)
HSBC Securities Inc 05/11/2020 EGP 49,000 $ 3,078 29 —
HSBC Securities Inc 05/11/2020 $ 3,021 EGP 49,000 — (86)
HSBC Securities Inc 05/15/2020 $ 91 EUR 83 — —
HSBC Securities Inc 05/15/2020 EUR 83 $ 90 1 —
HSBC Securities Inc 05/15/2020 INR 700,000 $ 9,233 62 —
HSBC Securities Inc 05/15/2020 $ 4,347 MXN 103,000 80 —
HSBC Securities Inc 05/15/2020 $ 12,493 PEN 42,450 — (78)
HSBC Securities Inc 05/15/2020 RUB 400,000 $ 5,370 3 —
HSBC Securities Inc 05/15/2020 $ 6,328 ZAR 115,900 8 2 —
HSBC Securities Inc 05/15/2020 $ 6,056 KRW 7,450,000 — (66)
HSBC Securities Inc 05/28/2020 IDR 68,950,000 $ 4,774 — (21 7 )
HSBC Securities Inc 05/28/2020 $ 4,867 IDR 68,950,000 309 —
JPMorgan Chase 05/15/2020 $ 4,502 BRL 23,500 184 —
JPMorgan Chase 05/15/2020 $ 6,202 CLP 5,270,000 — (112)
JPMorgan Chase 05/15/2020 EUR 2,935 $ 3,193 24 —
JPMorgan Chase 05/15/2020 $ 13,753 EUR 12,527 23 —
JPMorgan Chase 05/15/2020 MXN 169,500 $ 6,904 118 —
JPMorgan Chase 05/15/2020 $ 2,727 MXN 66,500 — (28)
JPMorgan Chase 05/15/2020 ZAR 108,400 $ 5,927 — (84)
JPMorgan Chase 05/15/2020 $ 5,813 ZAR 105,900 105 —
JPMorgan Chase 05/15/2020 KRW 7,450,000 $ 6,113 9 —
JPMorgan Chase 05/15/2020 TRY 3,600 $ 512 2 —
JPMorgan Chase 05/15/2020 $ 8,299 TRY 56,850 178 —
Total $ 1,24 7 $ (87 6 )
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Barclays Bank PLC CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 $ 4,050 $ 411 $ 27 $ 438 $ —
Barclays Bank PLC CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 5,150 528 29 557 —
Citigroup Inc CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 3,900 412 10 422 —
Citigroup Inc Republic of Indonesia,
3.70%, 01/08/2022
2.08% (1.00)% Quarterly 06/20/2025 1,750 95 (3) 92 —
Goldman Sachs & Co Republic of Indonesia,
3.70%, 01/08/2022
2.08% (1.00)% Quarterly 06/20/2025 6,125 424 (103) 321 —
Total $ 1,870 $ (40) $ 1,830 $ —
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
(c)
Asset ---- Liability
Citigroup Inc Petroleos Mexicanos,
6.63%, 06/15/2035
9.11% 1.00% Quarterly 06/20/2024 $ 150 $ (10) $ (30) $ — $ (40)
Goldman Sachs & Co Petroleos Mexicanos,
6.63%, 06/15/2035
9.11% 1.00% Quarterly 06/20/2024 100 (7) (20) — (27)
JPMorgan Chase Petroleos Mexicanos,
6.63%, 06/15/2035
9.11% 1.00% Quarterly 06/20/2024 1,700 (118) (332) — (450)
JPMorgan Chase Petroleos Mexicanos,
6.63%, 06/15/2035
9.11% 1.00% Quarterly 06/20/2024 750 (31) (16 6 ) — (19 7 )
Total $ (166) $ (54 8 ) $ — $ (71 4 )
Amounts in thousands.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $2,700.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Warsaw Interbank Offered Rate Pay 1.85% Semiannual Annual N/A 01/28/2022 PLN 243,050 $ 1,390 $ (38) $ 1,352
6 Month Warsaw Interbank Offered Rate Receive 2.02% Annual Semiannual N/A 01/28/2030 51,650 (1,451) 39 (1,412)
6 Month Warsaw Interbank Offered Rate Receive 1.85% Annual Semiannual N/A 01/28/2022 19,000 (106) — (106)
6 Month Warsaw Interbank Offered Rate Pay 2.02% Semiannual Annual N/A 01/28/2030 4,000 109 — 109
Total $ (58) $ 1 $ (57)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.71% Shares Held Value (000's)
Exchange-Traded Funds - 0.30%
Invesco Preferred ETF 292,859 $ 4,162
iShares Preferred & Income Securities ETF 278,079 9,635
WisdomTree Trust - WisdomTree International
High Dividend Fund
39,143 1,220
WisdomTree US High Dividend Fund 48,948 3,045
$ 18,062
Money Market Funds - 4.41%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
15,967,622 15,967
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
244,473,557 244,474
$ 260,441
TOTAL INVESTMENT COMPANIES $ 278,503
COMMON STOCKS - 15.31% Shares Held Value (000's)
Advertising - 0.03%
Interpublic Group of Cos Inc/The 73,489 1,248
Publicis Groupe SA 27,560 813
$ 2,061
Aerospace & Defense - 0.05%
CAE Inc 37,400 618
Elbit Systems Ltd 248 34
HEICO Corp 445 39
HEICO Corp - Class A 665 48
Hexcel Corp 5,511 191
Meggitt PLC 218,167 764
MTU Aero Engines AG 936 127
Spirit AeroSystems Holdings Inc 5,998 133
TransDigm Group Inc 3,504 1,272
$ 3,226
Agriculture - 0.04%
Imperial Brands PLC 84,367 1,775
Japan Tobacco Inc 46,000 857
$ 2,632
Airlines - 0.04%
Alaska Air Group Inc 19,540 635
Delta Air Lines Inc 25,562 662
Japan Airlines Co Ltd 21,000 375
Qantas Airways Ltd 150,245 373
Southwest Airlines Co 11,453 358
$ 2,403
Apparel - 0.06%
Adidas AG 855 196
Carter's Inc 8,346 653
Gildan Activewear Inc 22,900 319
Hanesbrands Inc 119,546 1,188
Ralph Lauren Corp 13,443 992
Tapestry Inc 22,740 338
$ 3,686
Automobile Manufacturers - 0.05%
Cummins Inc 7,749 1,267
Fiat Chrysler Automobiles NV 81,810 709
Peugeot SA 40,491 574
Volvo AB - B Shares 48,841 626
$ 3,176
Automobile Parts & Equipment - 0.13%
Allison Transmission Holdings Inc 12,707 462
BorgWarner Inc 23,781 679
Cie Generale des Etablissements Michelin SCA 6,360 615
Continental AG 7,320 612
Denso Corp 19,300 678
Faurecia SE 11,898 426
Goodyear Tire & Rubber Co/The 238,318 1,709
Koito Manufacturing Co Ltd 7,900 298
Lear Corp 8,528 833
Magna International Inc 17,900 697
Toyota Industries Corp 6,800 342
Yokohama Rubber Co Ltd/The 28,400 361
$ 7,712
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 0.64%
AIB Group PLC
(d)
614,352 $ 850
Associated Banc-Corp 85,297 1,206
Bank Hapoalim BM 11,142 71
Bank Leumi Le-Israel BM 14,526 78
Bank of America Corp 28,377 682
Bank of Ireland Group PLC 225,963 464
Bank of New York Mellon Corp/The 26,539 996
Bank OZK 53,092 1,201
Bankinter SA 133,058 549
BankUnited Inc 33,255 659
Cathay General Bancorp 23,048 644
Chiba Bank Ltd/The 77,100 358
Citizens Financial Group Inc 79,332 1,776
Comerica Inc 45,610 1,590
Credit Agricole SA 93,923 755
Cullen/Frost Bankers Inc 13,497 970
DBS Group Holdings Ltd 18,500 260
DNB ASA 14,079 170
East West Bancorp Inc 25,594 898
First Citizens BancShares Inc/NC 276 105
First Horizon National Corp 110,073 999
Fukuoka Financial Group Inc 43,100 616
Goldman Sachs Group Inc/The 3,989 732
ICICI Bank Ltd ADR 75,997 742
ING Groep NV 145,944 818
Israel Discount Bank Ltd 11,421 37
KeyCorp 92,768 1,081
M&T Bank Corp 7,450 835
Macquarie Group Ltd 13,890 920
Mediobanca Banca di Credito Finanziario SpA 107,546 625
Mizrahi Tefahot Bank Ltd 1,402 29
Morgan Stanley 23,251 917
Northern Trust Corp 11,784 933
Oversea-Chinese Banking Corp Ltd 30,600 195
PacWest Bancorp 18,963 384
Paragon Banking Group PLC 200,935 841
Pinnacle Financial Partners Inc 8,064 325
PNC Financial Services Group Inc/The 9,622 1,026
Regions Financial Corp 197,370 2,122
Resona Holdings Inc 210,600 658
Signature Bank/New York NY 5,000 536
State Street Corp 14,905 940
Synovus Financial Corp 49,766 1,046
TCF Financial Corp 31,191 926
Toronto-Dominion Bank/The 21,200 886
UBS Group AG 189,061 2,024
United Overseas Bank Ltd 15,000 214
Western Alliance Bancorp 12,353 443
Zions Bancorp NA 44,971 1,422
$ 37,554
Beverages - 0.03%
Asahi Group Holdings Ltd 8,000 275
Carlsberg A/S 3,039 383
Coca-Cola European Partners PLC 2,960 117
Kirin Holdings Co Ltd 20,400 394
Treasury Wine Estates Ltd 57,404 378
$ 1,547
Biotechnology - 0.01%
Mirati Therapeutics Inc
(e)
6,839 582
Building Materials - 0.12%
AGC Inc/Japan 17,200 424
Asia Cement China Holdings Corp 315,000 365
Buzzi Unicem SpA 51,660 1,014
China Lesso Group Holdings Ltd 527,000 755
Fletcher Building Ltd 8,258 18
Ibstock PLC
(f)
259,943 657
Lennox International Inc 1,984 370
Martin Marietta Materials Inc 4,484 853
Masco Corp 34,784 1,428

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Vulcan Materials Co 8,120 $ 917
Xinyi Glass Holdings Ltd 346,000 401
$ 7,202
Chemicals - 0.18%
Arkema SA 15,078 1,255
BASF SE 18,070 925
Brenntag AG 11,693 530
Celanese Corp 9,851 818
CF Industries Holdings Inc 30,844 848
Denka Co Ltd 27,600 667
Eastman Chemical Co 23,257 1,407
EMS-Chemie Holding AG 1,891 1,223
ICL Ltd 7,014 25
Lintec Corp 44,800 961
Nissan Chemical Corp 5,500 211
PPG Industries Inc 6,431 584
Showa Denko KK 32,800 718
Sumitomo Bakelite Co Ltd 20,400 527
$ 10,699
Commercial Services - 0.20%
Adecco Group AG 28,741 1,258
ADT Inc
(d)
119,758 686
Ashtead Group PLC 44,182 1,207
ATD New Holdings Inc
(e),(g),(h)
385,347 971
CCR SA 214,400 490
Cengage Learning Holdings II Inc
(e)
34,465 241
Global Payments Inc 235 39
H&R Block Inc 81,746 1,361
ManpowerGroup Inc 13,198 980
Persol Holdings Co Ltd 19,900 229
QinetiQ Group PLC 209,344 800
Randstad NV 16,550 666
Robert Half International Inc 17,448 825
Sabre Corp 105,516 767
SGS SA 414 934
Sohgo Security Services Co Ltd 3,700 176
Wirecard AG
(d)
249 25
$ 11,655
Computers - 0.11%
Appen Ltd 29,440 487
Atos SE 5,974 427
DXC Technology Co 49,265 893
Fujitsu Ltd 1,700 165
HP Inc 53,075 823
NetApp Inc 29,438 1,289
Nomura Research Institute Ltd 7,400 181
Obic Co Ltd 6,100 916
Wiwynn Corp 46,000 1,180
$ 6,361
Consumer Products - 0.01%
Henkel AG & Co KGaA 4,931 384
Cosmetics & Personal Care - 0.00%
Kao Corp 2,900 224
Distribution & Wholesale - 0.06%
Bunzl PLC 14,258 309
Fastenal Co 30,499 1,105
ITOCHU Corp 20,000 392
Marubeni Corp 91,900 443
Mitsubishi Corp 24,100 511
Seven Group Holdings Ltd
(d)
63,967 629
Toyota Tsusho Corp 14,100 336
$ 3,725
Diversified Financial Services - 0.21%
Alliance Data Systems Corp 11,928 597
Ameriprise Financial Inc 6,793 781
Charles Schwab Corp/The 14,510 547
Discover Financial Services 13,963 600
Eaton Vance Corp 29,229 1,073
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Evercore Inc - Class A 18,251 $ 942
Jefferies Financial Group Inc 47,200 647
Mastercard Inc 582 160
Mebuki Financial Group Inc 600,800 1,261
Navient Corp 177,253 1,351
Nomura Holdings Inc 107,200 445
Omni Bridgeway Ltd 285,880 746
OneMain Holdings Inc 27,925 676
ORIX Corp 36,700 432
Raymond James Financial Inc 6,938 457
SBI Holdings Inc/Japan 28,900 540
Synchrony Financial 35,880 710
Visa Inc 1,168 209
$ 12,174
Electric - 3.40%
AGL Energy Ltd 55,691 611
Alliant Energy Corp 210,206 10,206
Ameren Corp 8,854 644
CMS Energy Corp 289,709 16,540
DTE Energy Co 53,768 5,578
Edison International 317,138 18,619
Emera Inc
(d)
357,500 14,231
Enel SpA 675,000 4,611
Entergy Corp 9,428 901
Eversource Energy 169,320 13,664
FirstEnergy Corp 502,928 20,756
Fortis Inc/Canada 560,500 21,720
Hera SpA 192,194 711
Mercury NZ Ltd 6,587 18
Meridian Energy Ltd 12,216 33
NextEra Energy Inc 75,350 17,415
PG&E Corp
(e)
1,050,000 11,172
PNM Resources Inc 18,194 737
Public Service Enterprise Group Inc 419,952 21,296
Sempra Energy 77,500 9,598
Xcel Energy Inc 188,520 11,982
$ 201,043
Electrical Components & Equipment - 0.01%
Acuity Brands Inc 1,710 148
Brother Industries Ltd 22,300 378
$ 526
Electronics - 0.13%
Assa Abloy AB 8,196 147
Avnet Inc 30,422 913
FLEXium Interconnect Inc 149,000 536
FLIR Systems Inc 13,161 571
Gentex Corp 72,412 1,755
ITEQ Corp 179,063 865
Mycronic AB 52,541 878
Roper Technologies Inc 2,935 1,001
Taiwan Union Technology Corp 144,000 649
Yageo Corp 51,000 660
$ 7,975
Energy - Alternate Sources - 0.15%
NextEra Energy Partners LP 180,669 9,086
Engineering & Construction - 0.10%
ACS Actividades de Construccion y Servicios SA 62,383 1,560
Auckland International Airport Ltd 9,238 34
CIMIC Group Ltd 50,771 808
Eiffage SA 6,209 507
Frontken Corp Bhd 836,500 431
Grupo Aeroportuario del Pacifico SAB de CV 92,300 573
HOCHTIEF AG 10,016 784
Kyowa Exeo Corp 20,800 507
SPIE SA 51,163 771
$ 5,975

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0.04%
Aristocrat Leisure Ltd 9,390 $ 154
Genting Singapore Ltd 378,400 210
GVC Holdings PLC 171,635 1,629
Vail Resorts Inc 3,580 612
$ 2,605
Food - 0.06%
Calbee Inc 8,600 260
Dairy Farm International Holdings Ltd 4,303 21
Empire Co Ltd 17,800 393
Jardine Strategic Holdings Ltd 2,805 60
Koninklijke Ahold Delhaize NV 35,461 861
METRO AG 101,284 885
Seven & i Holdings Co Ltd 9,600 318
Sonae SGPS SA 666,844 527
$ 3,325
Forest Products & Paper - 0.10%
Domtar Corp 75,952 1,774
Interfor Corp
(e)
182,932 1,079
International Paper Co 51,451 1,762
Oji Holdings Corp 67,200 341
Stora Enso Oyj 69,338 816
$ 5,772
Gas - 1.14%
Atmos Energy Corp 154,019 15,705
Naturgy Energy Group SA 38,952 688
New Jersey Resources Corp 323,988 10,944
NiSource Inc 967,447 24,293
Southwest Gas Holdings Inc 204,605 15,509
$ 67,139
Hand & Machine Tools - 0.06%
Amada Co Ltd 66,000 597
Lincoln Electric Holdings Inc 9,894 797
Snap-on Inc 6,772 882
Techtronic Industries Co Ltd 133,500 1,012
$ 3,288
Healthcare - Products - 0.04%
Carl Zeiss Meditec AG
(e)
8,085 797
China Medical System Holdings Ltd 400,000 471
Fisher & Paykel Healthcare Corp Ltd 5,476 92
Olympus Corp 2,400 38
STERIS PLC 4,800 684
$ 2,082
Healthcare - Services - 0.06%
Encompass Health Corp 12,453 825
Fresenius SE & Co KGaA 7,075 306
Humana Inc 756 289
NMC Health PLC
(h)
9,858 117
Quest Diagnostics Inc 8,232 906
Ryman Healthcare Ltd 3,873 28
UnitedHealth Group Inc 2,229 652
Universal Health Services Inc 1,598 169
$ 3,292
Holding Companies - Diversified - 0.02%
CK Hutchison Holdings Ltd 58,000 430
Jardine Matheson Holdings Ltd 2,811 123
Swire Pacific Ltd 53,500 348
$ 901
Home Builders - 0.08%
Daiwa House Industry Co Ltd 18,500 469
DR Horton Inc 7,994 377
Persimmon PLC 42,133 1,167
PulteGroup Inc 45,953 1,299
Sekisui Chemical Co Ltd 24,600 312
Taylor Wimpey PLC 184,482 341
Toll Brothers Inc 29,082 699
$ 4,664
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0.01%
Hoshizaki Corp 1,800 $ 137
SEB SA 2,403 288
Sony Corp 1,200 77
Targus Group International Inc
(e),(g),(h)
75,880 4
$ 506
Insurance - 0.38%
Ageas 13,969 503
Allstate Corp/The 6,436 655
American Financial Group Inc/OH 13,702 908
Arthur J Gallagher & Co 13,501 1,060
ASR Nederland NV 33,842 907
Assurant Inc 5,839 620
Aviva PLC 242,686 734
Dai-ichi Life Holdings Inc 36,600 459
Fidelity National Financial Inc 43,053 1,165
First American Financial Corp 17,992 830
Hannover Rueck SE 4,032 642
Hanover Insurance Group Inc/The 7,093 712
Hartford Financial Services Group Inc/The 17,144 651
iA Financial Corp Inc 15,400 500
Manulife Financial Corp 68,500 863
Mercury General Corp 46,778 1,916
MGIC Investment Corp 43,438 317
NN Group NV 51,993 1,504
Power Corp of Canada 61,500 983
Primerica Inc 3,999 415
Progressive Corp/The 2,607 201
Prudential Financial Inc 25,151 1,569
Reinsurance Group of America Inc 6,334 663
Swiss Life Holding AG 2,325 824
T&D Holdings Inc 53,200 460
Travelers Cos Inc/The 7,861 796
Unum Group 70,063 1,223
Voya Financial Inc 5,793 262
$ 22,342
Internet - 0.05%
CDW Corp/DE 3,619 401
E*TRADE Financial Corp 9,326 379
Expedia Group Inc 4,734 336
Kakaku.com Inc 9,700 198
TD Ameritrade Holding Corp 23,887 938
VeriSign Inc
(e)
3,906 818
$ 3,070
Investment Companies - 0.01%
EXOR NV 1,670 91
Wendel SE 3,639 312
$ 403
Iron & Steel - 0.30%
ArcelorMittal SA 14,648 160
BlueScope Steel Ltd 18,415 120
Fortescue Metals Group Ltd 206,217 1,576
Nucor Corp 32,730 1,348
Reliance Steel & Aluminum Co 19,379 1,736
Specialty Steel Holdings, Inc.
(e),(g),(h)
87 11,478
Steel Dynamics Inc 63,623 1,544
$ 17,962
Leisure Products & Services - 0.01%
Yamaha Motor Co Ltd 41,400 533
Lodging - 0.03%
Choice Hotels International Inc 6,037 453
City Developments Ltd 125,300 700
Melco Resorts & Entertainment Ltd ADR 2,689 43
NagaCorp Ltd 332,000 392
$ 1,588
Machinery - Construction & Mining - 0.03%
Hitachi Ltd 9,300 276
Mitsubishi Electric Corp 29,000 357
Oshkosh Corp 7,643 516

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining (continued)
Sandvik AB
(e)
18,318 $ 282
Zoomlion Heavy Industry Science and
Technology Co Ltd
533,800 432
$ 1,863
Machinery - Diversified - 0.09%
AGCO Corp 6,021 318
ANDRITZ AG
(e)
24,198 795
Dover Corp 12,058 1,129
GrafTech International Ltd
(d)
178,347 1,448
IDEX Corp 3,193 491
KION Group AG 8,221 408
Sumitomo Heavy Industries Ltd 29,200 615
$ 5,204
Media - 0.75%
Altice USA Inc
(e)
377,512 9,804
Charter Communications Inc
(e)
15,323 7,588
Cogeco Communications Inc 195,200 14,432
Comcast Corp - Class A 283,011 10,650
Fox Corp - B Shares 17,322 443
Quebecor Inc 13,500 294
Sinclair Broadcast Group Inc 51,863 915
Telenet Group Holding NV 5,340 223
$ 44,349
Metal Fabrication & Hardware - 0.01%
NSK Ltd 79,900 553
Mining - 0.33%
Alumina Ltd 590,189 655
Anglo American PLC 27,792 494
Antofagasta PLC 65,203 668
BHP Group Ltd 31,224 637
BHP Group PLC 51,667 867
Glencore PLC
(e)
416,540 780
Kirkland Lake Gold Ltd 4,000 165
Lundin Mining Corp 135,600 664
MMC Norilsk Nickel PJSC ADR 24,369 666
Newcrest Mining Ltd 8,822 160
OZ Minerals Ltd 99,191 572
Real Alloy Holding Inc
(e),(g),(h)
362 11,907
Rio Tinto Ltd 11,346 640
Rio Tinto PLC 19,668 913
$ 19,788
Miscellaneous Manufacturers - 0.03%
AO Smith Corp 20,539 870
Carlisle Cos Inc 3,148 381
ITT Inc 5,672 299
$ 1,550
Office & Business Equipment - 0.01%
FUJIFILM Holdings Corp 4,300 205
Sato Holdings Corp 30,300 623
$ 828
Oil & Gas - 0.37%
Aker BP ASA 41,447 680
BP PLC 203,790 803
Cabot Oil & Gas Corp 68,394 1,479
Canadian Natural Resources Ltd 42,700 715
ConocoPhillips 21,596 909
DCC PLC 11,160 794
Eni SpA 107,321 1,022
EOG Resources Inc 9,439 448
Frontera Energy Corp 71,984 233
Galp Energia SGPS SA 70,038 808
Helmerich & Payne Inc 17,607 348
HollyFrontier Corp 41,873 1,384
Imperial Oil Ltd 33,300 538
Inpex Corp 47,000 303
JXTG Holdings Inc 160,000 567
Kosmos Energy Ltd 678,871 1,120
Lundin Energy AB 20,801 535
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Marathon Oil Corp 81,146 $ 497
Marathon Petroleum Corp 33,699 1,081
Milagro Oil & Gas Inc
(e),(g),(h)
1,874 191
OMV AG 19,431 635
Patterson-UTI Energy Inc 170,212 628
Phillips 66 22,431 1,641
PTT Exploration & Production PCL 342,300 884
Royal Dutch Shell PLC - A Shares 52,357 862
Royal Dutch Shell PLC - B Shares 52,480 840
Santos Ltd 128,009 407
Suncor Energy Inc 41,600 742
TOTAL SA 28,078 997
$ 22,091
Packaging & Containers - 0.05%
DS Smith PLC 112,347 441
Graphic Packaging Holding Co 31,255 417
Packaging Corp of America 13,435 1,299
Westrock Co 23,556 758
$ 2,915
Pharmaceuticals - 0.10%
AbbVie Inc 20,868 1,715
Alfresa Holdings Corp 18,700 373
Ipsen SA 4,635 345
Kyowa Kirin Co Ltd 8,800 204
Medipal Holdings Corp 14,100 272
Nippon Shinyaku Co Ltd 1,800 127
Novartis AG 13,106 1,119
Ono Pharmaceutical Co Ltd 12,700 306
Reata Pharmaceuticals Inc
(e)
3,461 547
Shionogi & Co Ltd 4,000 221
Ship Healthcare Holdings Inc 13,800 624
$ 5,853
Pipelines - 0.18%
Enterprise Products Partners LP 568,500 9,983
ONEOK Inc 21,747 651
$ 10,634
Private Equity - 0.03%
Intermediate Capital Group PLC 47,598 673
KKR & Co Inc 49,648 1,252
$ 1,925
Real Estate - 0.54%
Azrieli Group Ltd 427 25
CA Immobilien Anlagen AG 26,319 836
Castellum AB 88,360 1,550
CK Asset Holdings Ltd 69,000 436
Daito Trust Construction Co Ltd 7,000 666
Echo Investment SA 394,134 426
Entra ASA
(f)
55,602 700
Fabege AB 57,439 680
Hongkong Land Holdings Ltd 14,913 62
Kerry Properties Ltd 231,500 639
LEG Immobilien AG 14,014 1,609
Midea Real Estate Holding Ltd
(f)
829,200 2,130
Mitsubishi Estate Co Ltd 203,200 3,287
Mitsui Fudosan Co Ltd 56,170 1,033
New World Development Co Ltd 3,174,580 3,751
Nomura Real Estate Holdings Inc 19,700 320
Sino Land Co Ltd 412,000 576
Sun Hung Kai Properties Ltd 262,000 3,583
Swire Properties Ltd 136,000 381
TAG Immobilien AG 82,900 1,816
Times China Holdings Ltd 207,000 347
Tokyo Tatemono Co Ltd 64,000 720
UOL Group Ltd 168,100 809
Vonovia SE 66,083 3,268
Wihlborgs Fastigheter AB
(d)
51,224 731
Zhongliang Holdings Group Co Ltd 2,246,000 1,638
$ 32,019

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 2.99%
AIMS APAC REIT 1,739,790 $ 1,412
Alexandria Real Estate Equities Inc 22,210 3,489
American Homes 4 Rent 132,527 3,199
American Tower Corp 10,012 2,383
Americold Realty Trust 36,119 1,105
Apartment Investment and Management Co 75,871 2,858
Apple Hospitality REIT Inc 245,360 2,375
Arena REIT 601,129 881
Assura PLC 705,906 677
AvalonBay Communities Inc 28,086 4,577
Big Yellow Group PLC 60,472 814
Blackstone Mortgage Trust Inc 40,209 946
Brandywine Realty Trust 266,764 2,976
British Land Co PLC/The 123,765 631
Camden Property Trust 7,757 683
CareTrust REIT Inc 49,970 824
Centuria Industrial REIT 500,971 859
Centuria Office REIT 96,669 122
Charter Hall Group 73,701 364
City Office REIT Inc 45,256 457
CoreSite Realty Corp 99,707 12,083
Covivio 12,178 765
Cromwell European Real Estate Investment Trust 1,734,900 746
Crown Castle International Corp 3,555 567
CubeSmart 91,992 2,318
CyrusOne Inc 28,606 2,007
Daiwa Office Investment Corp 200 1,106
Dexus 199,750 1,186
Digital Realty Trust Inc 4,733 708
Dream Industrial Real Estate Investment Trust 350,830 2,566
Duke Realty Corp 31,459 1,092
Equinix Inc 8,998 6,075
Essential Properties Realty Trust Inc 80,244 1,179
Essex Property Trust Inc 12,503 3,052
Far East Hospitality Trust 943,330 347
First Industrial Realty Trust Inc 25,909 979
Frasers Logistics & Commercial Trust Pte Ltd 717,800 537
Gecina SA 8,268 1,085
GLP J-Reit
(e)
528 681
Goodman Group 402,589 3,428
Healthcare Trust of America Inc 109,794 2,704
Healthpeak Properties Inc 115,426 3,017
Highwoods Properties Inc 9,995 388
Host Hotels & Resorts Inc 133,265 1,641
Independence Realty Trust Inc 493,485 4,969
Industrial & Infrastructure Fund Investment Corp 1,016 1,415
Industrial Logistics Properties Trust 254,832 4,763
Ingenia Communities Group 245,448 593
Inmobiliaria Colonial Socimi SA 100,444 970
Investec Australia Property Fund 613,368 430
Invitation Homes Inc 229,034 5,417
Irish Residential Properties REIT PLC 663,794 930
Japan Hotel REIT Investment Corp 1,814 602
Kenedix Office Investment Corp 85 420
Keppel DC REIT 234,000 388
Kilroy Realty Corp 19,353 1,205
Klepierre SA 45,755 929
Land Securities Group PLC 65,411 545
Lendlease Global Commercial REIT 626,800 253
Link REIT 311,400 2,776
LondonMetric Property PLC 377,147 921
Mapletree Industrial Trust 272,900 490
Mapletree Logistics Trust 1,359,530 1,722
MCUBS MidCity Investment Corp 3,121 2,166
Merlin Properties Socimi SA 137,620 1,277
MGM Growth Properties LLC 62,574 1,575
Minto Apartment Real Estate Investment Trust 79,816 1,183
Mitsui Fudosan Logistics Park Inc 412 1,620
Mori Hills REIT Investment Corp 482 617
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
New Residential Investment Corp 103,311 $ 629
NewRiver REIT PLC 381,882 321
NexPoint Residential Trust Inc 26,737 804
Nippon Accommodations Fund Inc 145 861
Nomura Real Estate Master Fund Inc 1,616 1,838
Northview Apartment Real Estate Investment
Trust
27,200 688
NSI NV 35,852 1,444
Park Hotels & Resorts Inc 114,312 1,087
Physicians Realty Trust 146,745 2,263
Primary Health Properties PLC 315,023 610
Prologis Inc 127,287 11,358
Rexford Industrial Realty Inc 37,157 1,513
Sabra Health Care REIT Inc 53,405 685
Segro PLC 238,235 2,497
Sekisui House Reit Inc 2,966 1,812
Simon Property Group Inc 29,874 1,995
Spirit Realty Capital Inc 23,142 712
STAG Industrial Inc 38,978 1,023
STORE Capital Corp 183,104 3,675
Summit Industrial Income REIT 69,949 522
Sun Communities Inc 28,293 3,803
Taubman Centers Inc 4,184 180
Terreno Realty Corp 20,603 1,129
UNITE Group PLC/The 103,148 1,139
United Urban Investment Corp 1,237 1,241
VICI Properties Inc 177,695 3,095
Welltower Inc 51,037 2,615
Weyerhaeuser Co 88,615 1,938
WPT Industrial Real Estate Investment Trust 426,106 4,888
$ 176,430
Retail - 0.19%
Alimentation Couche-Tard Inc 5,200 145
American Eagle Outfitters Inc 39,597 315
Best Buy Co Inc 22,538 1,729
Canadian Tire Corp Ltd
(d)
8,300 583
Darden Restaurants Inc 4,114 304
Dufry AG
(e)
24,617 806
FamilyMart Co Ltd 9,500 161
Foot Locker Inc 40,399 1,036
Home Depot Inc/The 4,009 881
J Front Retailing Co Ltd 37,400 305
Kohl's Corp 61,067 1,127
Moncler SpA 5,131 193
Pandora A/S
(d)
25,931 922
Penske Automotive Group Inc 26,713 961
Ross Stores Inc 3,009 275
Tractor Supply Co 6,240 633
Tsuruha Holdings Inc 5,300 711
USS Co Ltd 24,400 386
$ 11,473
Savings & Loans - 0.01%
Sterling Bancorp/DE 35,571 439
Semiconductors - 0.16%
Applied Materials Inc 8,681 431
ASPEED Technology Inc 11,000 435
Broadcom Inc 5,269 1,431
Cabot Microelectronics Corp 8,690 1,065
Entegris Inc 18,457 1,001
Intel Corp 14,446 867
Lam Research Corp 1,831 467
Microchip Technology Inc 14,279 1,253
NXP Semiconductors NV 3,570 355
Powertech Technology Inc 256,000 856
Texas Instruments Inc 8,959 1,040
$ 9,201
Shipbuilding - 0.00%
Yangzijiang Shipbuilding Holdings Ltd 402,700 279

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 0.06%
Micro Focus International PLC 277,198 $ 1,643
Oracle Corp 13,702 726
Synopsys Inc
(e)
7,290 1,145
WiseTech Global Ltd 2,822 34
$ 3,548
Storage & Warehousing - 0.03%
Safestore Holdings PLC 165,773 1,500
Telecommunications - 0.73%
Accton Technology Corp 182,000 1,319
BCE Inc 349,975 14,153
Cisco Systems Inc 30,662 1,300
KDDI Corp 16,200 469
Millicom International Cellular SA 14,123 367
Motorola Solutions Inc 7,664 1,102
NTT DOCOMO Inc 18,400 542
Softbank Corp 55,100 750
Spark New Zealand Ltd 17,507 47
Tele2 AB 24,469 316
TELUS Corp 1,190,500 19,458
TELUS Corp
(d)
90,400 1,478
T-Mobile US Inc
(e)
18,000 1,581
Ubiquiti Inc 2,092 339
$ 43,221
Toys, Games & Hobbies - 0.03%
Hasbro Inc 15,913 1,149
Nintendo Co Ltd 900 372
$ 1,521
Transportation - 0.14%
AP Moller - Maersk A/S - A 493 457
Aurizon Holdings Ltd 187,498 570
Canadian Pacific Railway Ltd 1,000 227
CH Robinson Worldwide Inc 14,781 1,048
CSX Corp 6,894 456
Deutsche Post AG 24,872 739
Expeditors International of Washington Inc 7,038 504
Kamigumi Co Ltd 14,600 257
Kuehne + Nagel International AG 9,224 1,319
Landstar System Inc 2,469 255
Norfolk Southern Corp 3,870 662
Poste Italiane SpA
(f)
45,248 385
Sankyu Inc 21,800 838
SITC International Holdings Co Ltd 500,000 494
Yamato Holdings Co Ltd 13,700 239
$ 8,450
Water - 0.30%
American Water Works Co Inc 141,900 17,268
Pennon Group PLC 33,723 464
$ 17,732
TOTAL COMMON STOCKS $ 904,446
CONVERTIBLE PREFERRED STOCKS
- 0.04% Shares Held Value (000's)
Banks - 0.04%
Wells Fargo & Co 7.50%
(i)
1,680 $ 2,350
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,350
PREFERRED STOCKS - 1.27% Shares Held Value (000's)
Banks - 0.38%
AgriBank FCB 6.88%, 01/01/2024
(i)
33,000 3,300
3 Month USD LIBOR + 4.23%
Bank of America Corp 6.00%, 04/25/2021
(i)
64,419 1,675
Bank of America Corp 6.20%, 01/29/2021
(i)
4,300 112
Citigroup Inc 6.88%, 11/15/2023
(i)
51,095 1,398
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 6.35%, 04/06/2024
(i)
2,600 66
3 Month USD LIBOR + 3.64%
Fifth Third Bancorp 6.63%, 12/31/2023
(d),(i)
93,674 2,501
3 Month USD LIBOR + 3.71%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(i)
32,200 $ 813
3 Month USD LIBOR + 3.64%
HSBC Holdings PLC 6.20%, 06/01/2020
(i)
5,228 135
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(d),(i)
62,796 1,613
KeyCorp 6.13%, 12/15/2026
(i)
40,000 1,137
3 Month USD LIBOR + 3.89%
Morgan Stanley 5.85%, 04/15/2027
(d),(i)
60,000 1,583
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(i)
8,463 212
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(i)
27,267 719
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(i)
38,000 1,007
3 Month USD LIBOR + 3.15%
State Street Corp 5.35%, 03/15/2026
(i)
3,704 100
3 Month USD LIBOR + 3.71%
State Street Corp 5.90%, 03/15/2024
(i)
65,000 1,699
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(i)
7,497 162
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
US Bancorp 6.50%, 01/15/2022
(i)
3,000 81
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(i)
119,879 2,974
3 Month USD LIBOR + 3.85%
Wells Fargo & Co 5.63%, 06/15/2022
(i)
8,227 215
Wells Fargo & Co 5.85%, 09/15/2023
(i)
26,786 678
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(i)
14,460 386
3 Month USD LIBOR + 3.69%
$ 22,566
Consumer Products - 0.01%
Henkel AG & Co KGaA 1.85% 4,207 374
Diversified Financial Services - 0.03%
Affiliated Managers Group Inc 5.88%,
03/30/2059
5,000 126
Charles Schwab Corp/The 6.00%, 12/01/2020
(i)
55,283 1,436
$ 1,562
Electric - 0.31%
Alabama Power Co 5.00%, 10/01/2022
(i)
74,400 1,987
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,000 1,367
3 Month USD LIBOR + 4.01%
Algonquin Power & Utilities Corp 6.88%,
10/17/2078
100 3
3 Month USD LIBOR + 3.68%
CMS Energy Corp 5.88%, 03/01/2079 199,015 5,469
Dominion Energy Inc 5.25%, 07/30/2076 76,941 1,970
DTE Energy Co 5.25%, 12/01/2077 35,000 894
Duke Energy Corp 5.75%, 06/15/2024
(i)
7,479 206
Entergy Louisiana LLC 4.70%, 06/01/2063
(d)
94,038 2,376
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
6,271 172
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
120,000 3,192
Southern Co/The 5.25%, 12/01/2077 31,100 812
$ 18,448
Food - 0.01%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(i)
10,000 850
Gas - 0.01%
Entergy New Orleans LLC 5.00%, 12/01/2052
(d)
16,846 430

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance - 0.10%
American Financial Group Inc/OH 6.00%,
11/15/2055
(d)
700 $ 17
Arch Capital Group Ltd 5.25%, 09/29/2021
(d),(i)
30,800 743
Hartford Financial Services Group Inc/The
6.00%, 11/15/2023
(d),(i)
761 20
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
97,800 2,615
3 Month USD LIBOR + 5.60%
MetLife Inc 0.00%, 03/15/2025
(e),(i)
5,200 129
Reinsurance Group of America Inc 5.75%,
06/15/2056
2,147 55
3 Month USD LIBOR + 4.04%
Reinsurance Group of America Inc 6.20%,
09/15/2042
14,888 377
3 Month USD LIBOR + 4.37%
Voya Financial Inc 5.35%, 09/15/2029
(i)
80,800 2,088
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
WR Berkley Corp 5.63%, 04/30/2053 1,300 33
WR Berkley Corp 5.70%, 03/30/2058 729 19
$ 6,096
Pipelines - 0.02%
Enbridge Inc 6.38%, 04/15/2078 37,405 879
3 Month USD LIBOR + 3.59%
REITs - 0.18%
Equity Residential 8.29%, 12/10/2026
(i)
20,702 1,242
Kimco Realty Corp 5.25%, 12/20/2022
(i)
63,000 1,433
Prologis Inc 8.54%, 11/13/2026
(i)
89,034 6,767
Public Storage 5.05%, 08/09/2022
(i)
2,000 52
Public Storage 5.60%, 03/11/2024
(i)
40,000 1,096
SITE Centers Corp 6.38%, 06/05/2022
(i)
15,702 313
$ 10,903
Savings & Loans - 0.01%
People's United Financial Inc 5.63%, 12/15/2026
(i)
21,800 556
3 Month USD LIBOR + 4.02%
Sovereign - 0.18%
CoBank ACB 2.49%, 07/10/2022
(f),(i)
8,000 4,560
3 Month USD LIBOR + 1.18%
CoBank ACB 6.20%, 01/01/2025
(i)
7,000 723
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(i)
51,000 5,151
3 Month USD LIBOR + 4.56%
$ 10,434
Telecommunications - 0.03%
Telephone and Data Systems Inc 6.88%,
11/15/2059
(d)
9,296 220
Telephone and Data Systems Inc 7.00%,
03/15/2060
58,018 1,421
$ 1,641
TOTAL PREFERRED STOCKS $ 74,739
BONDS - 70.22%
Principal
Amount (000's) Value (000's)
Advertising - 0.09%
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(f)
$ 475 $ 435
5.00%, 08/15/2027
(f)
5,025 4,798
$ 5,233
Aerospace & Defense - 0.42%
Leonardo SpA
4.88%, 03/24/2025 EUR 500 597
TransDigm Inc
5.50%, 11/15/2027
(f)
$ 16,400 13,858
6.25%, 03/15/2026
(f)
6,475 6,338
6.38%, 06/15/2026 650 556
7.50%, 03/15/2027 2,950 2,685
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm UK Holdings PLC
6.88%, 05/15/2026 $ 1,025 $ 876
$ 24,910
Agriculture - 0.34%
Cargill Inc
1.38%, 07/23/2023
(f)
3,500 3,518
JBS Investments II GmbH
7.00%, 01/15/2026 5,067 5,256
Kernel Holding SA
8.75%, 01/31/2022 1,145 1,088
Philip Morris International Inc
6.38%, 05/16/2038 1,500 2,150
Reynolds American Inc
4.00%, 06/12/2022 2,000 2,081
Tereos Finance Groupe I SA
4.13%, 06/16/2023 EUR 5,600 4,326
Vector Group Ltd
6.13%, 02/01/2025
(f)
$ 1,500 1,455
$ 19,874
Airlines - 0.07%
Gol Finance SA
7.00%, 01/31/2025
(f)
6,369 3,296
Latam Finance Ltd
7.00%, 03/01/2026
(f)
1,795 745
$ 4,041
Apparel - 0.00%
Levi Strauss & Co
3.38%, 03/15/2027 EUR 200 220
Automobile Manufacturers - 0.66%
Ford Motor Co
7.45%, 07/16/2031 $ 1,590 1,328
9.00%, 04/22/2025 3,320 3,233
9.63%, 04/22/2030 9,170 9,136
Ford Motor Credit Co LLC
3.20%, 01/15/2021 200 193
3.34%, 03/28/2022 200 184
3.81%, 01/09/2024 850 754
4.06%, 11/01/2024 5,975 5,198
4.13%, 08/04/2025 600 509
4.38%, 08/06/2023 1,183 1,076
4.54%, 08/01/2026 7,550 6,474
5.58%, 03/18/2024 3,150 2,961
5.88%, 08/02/2021 725 718
Jaguar Land Rover Automotive PLC
2.20%, 01/15/2024 EUR 3,500 2,704
4.50%, 01/15/2026 1,600 1,204
Tesla Inc
5.30%, 08/15/2025
(f)
$ 3,250 3,169
$ 38,841
Automobile Parts & Equipment - 0.29%
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 1,800 2,078
LKQ European Holdings BV
3.63%, 04/01/2026 600 648
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05/15/2026
(f)
$ 6,725 6,769
Truck Hero Inc
8.50%, 04/21/2024
(f)
5,440 4,513
Weichai International Hong Kong Energy Group
Co Ltd
3.75%, 12/31/2049
(i),(j)
3,100 3,039
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.08%
$ 17,047

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 7.79%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(f),(i),(j)
$ 2,600 $ 2,788
USD Swap Rate NY 5 Year + 5.17%
Banco de Sabadell SA
5.38%, 12/12/2028
(j)
EUR 2,200 2,218
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.10%
Banco do Brasil SA/Cayman
6.25%, 12/31/2049
(i),(j)
$ 6,750 5,518
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12/31/2049
(f),(i),(j)
4,000 3,172
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 12/31/2049
(i),(j)
3,000 2,379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.50%, 12/31/2099
(f),(i),(j)
2,700 2,215
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 5.47%
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand
5.38%, 04/17/2025
(f)
815 836
Bancolombia SA
4.63%, 12/18/2029
(j)
5,231 4,512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/2034
(f),(j)
1,300 1,159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%
Bank of America Corp
2.59%, 04/29/2031
(j)
4,000 4,105
United States Secured Overnight Financing
Rate + 2.15%
6.30%, 12/31/2049
(i),(j)
12,800 13,824
3 Month USD LIBOR + 4.55%
Bank of Montreal
1.61%, 10/28/2021 CAD 5,200 3,758
Bank of New York Mellon Corp/The
1.60%, 04/24/2025 $ 2,500 2,536
3.55%, 09/23/2021 2,700 2,787
4.95%, 12/31/2049
(i),(j)
4,420 4,232
3 Month USD LIBOR + 3.42%
Bank of Nova Scotia/The
1.63%, 05/01/2023 5,000 5,000
Banque Centrale de Tunisie International Bond
5.63%, 02/17/2024 EUR 6,500 5,900
Barclays Bank PLC
6.28%, 12/31/2049
(i),(j)
$ 9,500 9,619
3 Month USD LIBOR + 1.55%
Barclays PLC
7.88%, 12/31/2049
(i),(j)
7,500 7,425
USD Swap Semi-Annual 5 Year + 6.77%
BBVA Bancomer SA/Texas
5.88%, 09/13/2034
(f),(j)
1,600 1,401
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.31%
BNP Paribas SA
7.37%, 12/31/2049
(d),(f),(i),(j)
13,000 13,504
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(f),(i),(j)
5,000 5,087
USD Swap Semi-Annual 5 Year + 6.31%
BOS Funding Ltd
4.00%, 09/18/2024 4,600 4,249
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
CaixaBank SA
3.50%, 02/15/2027
(j)
EUR 1,700 $ 1,865
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.35%
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 4,925 3,869
Capital One NA
2.25%, 09/13/2021 $ 850 851
CIT Group Inc
5.00%, 08/15/2022 1,850 1,822
6.13%, 03/09/2028 295 302
Citigroup Capital III
7.63%, 12/01/2036 4,600 6,040
Citigroup Inc
5.90%, 12/31/2049
(i),(j)
6,043 6,108
3 Month USD LIBOR + 4.23%
5.95%, 12/31/2049
(i),(j)
13,000 12,939
3 Month USD LIBOR + 4.07%
5.95%, 12/31/2049
(i),(j)
2,500 2,519
3 Month USD LIBOR + 3.91%
Citizens Financial Group Inc
5.33%, 12/31/2049
(i)
10,000 8,450
3 Month USD LIBOR + 3.96%
6.38%, 12/31/2049
(d),(i),(j)
10,930 10,329
3 Month USD LIBOR + 3.16%
Credit Agricole SA
7.88%, 12/31/2049
(d),(f),(i),(j)
6,000 6,375
USD Swap Semi-Annual 5 Year + 4.90%
Credit Bank of Moscow Via CBOM Finance PLC
8.88%, 12/31/2049
(i),(j)
600 479
USD Swap Semi-Annual 5 Year + 6.94%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 3,000 3,157
Credit Suisse Group AG
6.25%, 12/31/2049
(f),(i),(j)
7,600 7,790
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2099
(f),(i),(j)
500 493
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/31/2049
(f),(i),(j)
8,300 8,767
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(i),(j)
3,000 3,169
USD Swap Semi-Annual 5 Year + 4.60%
DNB Bank ASA
6.50%, 12/31/2049
(i),(j)
3,000 3,023
USD Swap Semi-Annual 5 Year + 5.08%
Ecobank Transnational Inc
9.50%, 04/18/2024 6,300 5,862
Emirates Development Bank PJSC
3.52%, 03/06/2024 4,000 4,090
Fifth Third Bancorp
5.10%, 12/31/2049
(i),(j)
12,750 11,348
3 Month USD LIBOR + 3.03%
8.25%, 03/01/2038 900 1,339
FirstRand Bank Ltd
6.25%, 04/23/2028
(j)
550 523
USD Swap Semi-Annual 5 Year + 3.56%
Goldman Sachs Group Inc/The
4.22%, 05/01/2029
(j)
1,750 1,943
3 Month USD LIBOR + 1.30%
4.95%, 12/31/2049
(i),(j)
16,889 15,622
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 12/31/2049
(d),(i),(j)
1,000 1,016
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HBOS Capital Funding LP
6.85%, 12/31/2049
(i)
3,000 2,993

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Capital Funding Dollar 1 LP
10.18%, 12/31/2049
(i),(j)
$ 4,300 $ 6,493
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
4.38%, 11/23/2026 1,800 1,953
6.87%, 12/31/2049
(i),(j)
6,600 6,617
USD Swap Rate NY 5 Year + 5.51%
Iccrea Banca SpA
1.50%, 10/11/2022 EUR 3,500 3,684
ING Groep NV
2.95%, 04/11/2028
(j)
1,000 1,129
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.85%
6.50%, 12/31/2049
(i),(j)
$ 2,500 2,479
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 12/31/2049
(i),(j)
5,000 4,993
USD Swap Semi-Annual 5 Year + 5.12%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 10,000 8,268
Itau Unibanco Holding SA/Cayman Island
4.63%, 12/31/2099
(f),(i),(j)
1,770 1,447
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
6.13%, 12/31/2049
(i),(j)
2,750 2,551
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
6.13%, 12/31/2049
(f),(i),(j)
3,136 2,909
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
JPMorgan Chase & Co
1.09%, 03/11/2027
(j)
EUR 4,300 4,735
3 Month Euro Interbank Offered Rate +
0.76%
5.30%, 12/31/2099
(i)
$ 11,000 10,406
3 Month USD LIBOR + 3.80%
6.75%, 12/31/2049
(i),(j)
11,200 12,024
3 Month USD LIBOR + 3.78%
KeyCorp Capital III
7.75%, 07/15/2029 795 990
Lloyds Bank PLC
12.00%, 12/31/2049
(f),(i),(j)
4,100 4,607
3 Month USD LIBOR + 11.76%
13.00%, 12/31/2049
(i),(j)
GBP 2,000 4,314
Generic Britain 5 Year Government Bond
+ 13.40%
Lloyds Banking Group PLC
0.63%, 01/15/2024
(j)
EUR 3,700 3,966
EUR Swap Annual (VS 6 Month) 1 Year
+ 0.47%
2.25%, 10/16/2024 GBP 400 507
6.41%, 12/31/2049
(f),(i),(j)
$ 3,500 3,658
3 Month USD LIBOR + 1.50%
6.66%, 12/31/2049
(d),(f),(i),(j)
2,700 2,970
3 Month USD LIBOR + 1.27%
7.50%, 12/31/2049
(i),(j)
5,000 4,950
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.00%, 12/31/2049
(i),(j)
2,710 2,647
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
6.45%, 12/31/2049
(i),(j)
535 556
3 Month USD LIBOR + 3.61%
Morgan Stanley
2.63%, 03/09/2027 GBP 3,600 4,682
5.55%, 12/31/2049
(i),(j)
$ 6,525 6,003
3 Month USD LIBOR + 3.81%
National Australia Bank Ltd/New York
2.50%, 07/12/2026 2,000 2,072
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Noor Sukuk Co Ltd
4.47%, 04/24/2023 $ 700 $ 701
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(f)
13,630 11,551
QNB Finansbank AS
4.88%, 05/19/2022
(f)
1,400 1,372
4.88%, 05/19/2022 2,000 1,960
6.88%, 09/07/2024
(f)
1,000 998
Royal Bank of Scotland Group PLC
7.50%, 12/31/2049
(i),(j)
4,400 4,199
USD Swap Semi-Annual 5 Year + 5.80%
8.62%, 12/31/2049
(i),(j)
6,000 6,120
USD Swap Semi-Annual 5 Year + 7.60%
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(j)
1,600 1,693
3 Month USD LIBOR + 1.40%
Societe Generale SA
7.88%, 12/31/2049
(d),(f),(i),(j)
6,000 5,884
USD Swap Semi-Annual 5 Year + 4.98%
Standard Chartered PLC
1.63%, 06/13/2021 EUR 2,500 2,750
4.25%, 01/20/2023
(f),(j)
$ 5,000 5,129
3 Month USD LIBOR + 1.15%
5.70%, 03/26/2044
(f)
1,500 1,832
7.75%, 12/31/2049
(f),(i),(j)
8,000 8,100
USD Swap Semi-Annual 5 Year + 5.72%
Swedbank AB
6.00%, 12/31/2049
(i),(j)
8,000 7,824
USD Swap Semi-Annual 5 Year + 4.11%
Truist Financial Corp
4.80%, 12/31/2099
(i),(j)
12,300 11,499
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Turkiye Halk Bankasi AS
5.00%, 07/13/2021 1,700 1,630
Turkiye Vakiflar Bankasi TAO
8.13%, 03/28/2024
(f)
2,500 2,521
UBS AG/London
1.25%, 09/03/2021 EUR 4,500 4,985
UBS Group AG
6.88%, 12/31/2049
(i),(j)
$ 3,000 3,101
USD Swap Semi-Annual 5 Year + 4.59%
Unione di Banche Italiane SpA
4.25%, 05/05/2026
(j)
EUR 2,000 2,205
EUR Swap Annual (VS 6 Month) 5 Year
+ 4.18%
United Bank for Africa PLC
7.75%, 06/08/2022 $ 2,400 2,124
Wachovia Capital Trust III
5.57%, 03/29/2049
(i)
5,400 5,364
3 Month USD LIBOR + 0.93%
Wells Fargo & Co
5.87%, 12/31/2049
(i),(j)
7,100 7,579
3 Month USD LIBOR + 3.99%
Wells Fargo Bank NA
6.60%, 01/15/2038 1,500 2,143
Woori Bank
5.25%, 12/31/2049
(i),(j)
3,206 3,189
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
Yapi ve Kredi Bankasi AS
5.50%, 12/06/2022 1,000 910
$ 460,280
Beverages - 0.27%
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 700 786
2.00%, 03/17/2028 3,400 4,032

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Constellation Brands Inc
3.75%, 05/01/2050 $ 1,750 $ 1,779
Diageo Capital PLC
1.38%, 09/29/2025 5,000 4,998
Molson Coors Beverage Co
2.10%, 07/15/2021 1,900 1,895
PepsiCo Inc
2.75%, 04/30/2025 2,500 2,697
$ 16,187
Building Materials - 0.06%
Cemex SAB de CV
5.70%, 01/11/2025 1,000 905
HeidelbergCement AG
2.25%, 03/30/2023 EUR 1,600 1,785
Standard Industries Inc/NJ
4.75%, 01/15/2028
(f)
$ 1,015 993
$ 3,683
Chemicals - 0.67%
Alpek SAB de CV
4.50%, 11/20/2022 1,300 1,284
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/2025 EUR 400 427
Braskem Idesa SAPI
7.45%, 11/15/2029
(f)
$ 9,650 7,174
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(f)
2,890 2,341
5.88%, 01/31/2050
(f)
1,400 1,074
CF Industries Inc
5.15%, 03/15/2034 1,640 1,706
Cornerstone Chemical Co
6.75%, 08/15/2024
(f)
10,632 8,612
DuPont de Nemours Inc
4.21%, 11/15/2023 700 757
ICL Ltd
6.38%, 05/31/2038
(f)
1,500 1,651
INEOS Finance PLC
2.88%, 05/01/2026 EUR 2,750 2,847
Kronos International Inc
3.75%, 09/15/2025 200 203
OCI NV
5.00%, 04/15/2023 400 437
6.63%, 04/15/2023
(f)
$ 800 800
OCP SA
5.63%, 04/25/2024 2,200 2,353
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044 500 479
Petkim Petrokimya Holding AS
5.88%, 01/26/2023 1,800 1,703
Sasol Financing International Ltd
4.50%, 11/14/2022 985 690
Sasol Financing USA LLC
6.50%, 09/27/2028 850 553
Sociedad Quimica y Minera de Chile SA
4.25%, 01/22/2050
(f)
935 837
Solvay Finance SA
5.87%, 12/31/2049
(i),(j)
EUR 400 469
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.22%
TPC Group Inc
10.50%, 08/01/2024
(f)
$ 4,000 3,270
$ 39,667
Coal - 0.04%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(f)
4,085 2,635
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities - 16.19%
Banc of America Merrill Lynch Commercial
Mortgage Inc
5.66%, 11/10/2042
(k)
$ 2,336 $ 2,287
BANK 2017-BNK4
0.97%, 05/15/2050
(k),(l)
13,843 659
BANK 2017-BNK5
1.32%, 06/15/2060
(f),(k),(l)
42,403 2,883
3.08%, 06/15/2060
(f),(k)
18,288 10,965
4.40%, 06/15/2060
(f),(k)
8,356 4,358
BANK 2017-BNK9
1.56%, 11/15/2054
(f),(k),(l)
15,200 1,318
BANK 2018-BNK10
1.89%, 02/15/2061
(f),(k),(l)
31,334 3,493
BANK 2018-BNK12
1.55%, 05/15/2061
(f),(k),(l)
18,728 1,723
3.00%, 05/15/2061
(f)
6,000 3,372
BANK 2018-BNK13
1.70%, 08/15/2061
(f),(k),(l)
41,485 4,366
3.00%, 08/15/2061
(f)
11,500 6,707
BANK 2018-BNK14
1.75%, 09/15/2060
(f),(k),(l)
11,466 1,222
3.00%, 09/15/2060
(f)
8,000 4,405
BANK 2019-BNK16
1.99%, 02/15/2052
(f),(k),(l)
13,120 1,629
3.00%, 02/15/2052
(f)
2,500 1,254
BANK 2019-BNK17
1.75%, 04/15/2052
(f),(k),(l)
11,541 1,260
3.00%, 04/15/2052
(f)
3,500 2,219
3.00%, 04/15/2052
(f)
3,849 1,919
BANK 2019-BNK18
1.50%, 05/15/2062
(f),(k),(l)
17,647 1,694
3.00%, 05/15/2062
(f)
3,580 2,017
3.00%, 05/15/2062
(f)
4,250 2,097
Bank 2019-BNK19
1.17%, 08/15/2061
(f),(k),(l)
17,014 1,260
BANK 2019-BNK20
1.34%, 09/15/2062
(f),(k)
15,674 1,353
2.50%, 09/15/2062
(f)
4,921 2,900
BANK 2019-BNK22
1.08%, 11/15/2062
(f),(k),(l)
18,082 1,280
1.50%, 11/15/2062
(f),(k),(l)
11,840 1,258
1.96%, 11/15/2062
(f),(k)
7,340 2,704
2.50%, 11/15/2062
(f)
5,000 2,818
BANK 2019-BNK23
1.13%, 12/15/2052
(f),(k),(l)
9,170 679
2.50%, 12/15/2052
(f)
1,500 671
BANK 2019-BNK24
1.13%, 11/15/2062
(f),(k),(l)
26,932 2,036
2.50%, 11/15/2062
(f)
5,000 2,769
2.50%, 11/15/2062
(f)
3,000 1,504
BANK 2020-BNK25
0.92%, 01/15/2063
(f),(k),(l)
9,704 663
1.50%, 01/15/2063
(f),(k),(l)
10,561 1,139
1.92%, 01/15/2063
(f),(k)
10,561 3,483
2.50%, 01/15/2063
(f)
1,250 517
BANK 2020-BNK26
2.50%, 03/15/2063
(f)
2,078 1,109
Barclays Commercial Mortgage Trust 2019-C3
1.94%, 05/15/2052
(f),(k),(l)
6,117 782
Barclays Commercial Mortgage Trust 2019-C4
1.31%, 08/15/2052
(f),(k),(l)
13,091 1,068
3.25%, 08/15/2052
(f)
4,090 2,436
Barclays Commercial Mortgage Trust 2019-C5
1.48%, 11/15/2052
(f),(k),(l)
14,866 1,410
2.50%, 11/15/2052
(f)
5,000 2,714
2.73%, 11/15/2052
(f),(k)
7,386 2,921

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BBCMS Mortgage Trust 2020-C6
1.20%, 02/15/2053
(f),(k),(l)
$ 7,424 $ 661
2.40%, 02/15/2053
(f)
3,000 1,414
Benchmark 2018-B1 Mortgage Trust
1.25%, 01/15/2051
(f),(k),(l)
12,667 893
1.50%, 01/15/2051
(f),(k),(l)
30,260 2,662
2.75%, 01/15/2051
(f)
11,120 6,861
Benchmark 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(f),(k),(l)
5,520 503
Benchmark 2018-B5 Mortgage Trust
0.64%, 07/15/2051
(k),(l)
96,881 2,895
3.26%, 07/15/2051
(f),(k)
4,500 2,542
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(f),(k),(l)
37,790 3,719
3.27%, 10/10/2051
(f),(k)
3,801 1,868
3.27%, 10/10/2051
(f),(k)
11,720 6,551
Benchmark 2018-B7 Mortgage Trust
2.02%, 05/15/2053
(f),(k)
16,962 2,156
3.00%, 05/15/2053
(f),(k)
5,000 2,725
Benchmark 2018-B8 Mortgage Trust
2.04%, 01/15/2052
(f),(k),(l)
6,900 847
3.00%, 01/15/2052
(f)
9,250 5,016
Benchmark 2019-B10 Mortgage Trust
1.39%, 03/15/2062
(k),(l)
47,889 3,801
2.03%, 03/15/2062
(f),(k),(l)
12,985 1,681
3.00%, 03/15/2062
(f)
3,250 1,927
3.00%, 03/15/2062
(f)
5,236 2,675
3.78%, 03/15/2062
(f),(k)
2,500 1,177
Benchmark 2019-B11 Mortgage Trust
1.67%, 05/15/2052
(f),(k),(l)
13,924 1,456
3.00%, 05/15/2052
(f)
2,000 1,176
Benchmark 2019-B12 Mortgage Trust
1.26%, 08/15/2052
(f),(k),(l)
13,870 1,104
3.00%, 08/15/2052
(f)
12,000 6,264
Benchmark 2019-B13 Mortgage Trust
1.14%, 08/15/2057
(f),(k),(l)
6,500 474
1.27%, 08/15/2057
(k),(l)
57,902 4,255
1.64%, 08/15/2057
(f),(k),(l)
4,000 438
2.50%, 08/15/2057
(f)
7,500 4,091
2.50%, 08/15/2057
(f)
4,000 1,685
3.00%, 08/15/2057
(f)
6,500 2,508
Benchmark 2019-B14 Mortgage Trust
1.40%, 12/15/2062
(f),(k),(l)
14,908 1,428
2.50%, 12/15/2062
(f)
5,000 2,827
Benchmark 2019-B15 Mortgage Trust
1.09%, 12/15/2072
(f),(k),(l)
24,552 1,730
2.75%, 12/15/2072
(f)
10,000 5,755
Benchmark 2019-B9 Mortgage Trust
2.17%, 03/15/2052
(f),(k),(l)
11,550 1,565
3.00%, 03/15/2052
(f)
3,000 1,619
Benchmark 2020-B16 Mortgage Trust
1.21%, 02/15/2053
(f),(k),(l)
7,615 614
2.50%, 02/15/2053
(f)
2,000 959
2.50%, 02/15/2053
(f)
1,583 652
Benchmark 2020-B17 Mortgage Trust
1.54%, 03/15/2053
(f),(k),(l)
12,580 1,261
2.25%, 03/15/2053
(f)
6,752 3,105
Cantor Commercial Real Estate Lending
2019-CF2
1.60%, 11/15/2052
(f),(k),(l)
10,105 1,033
2.50%, 11/15/2052
(f)
5,000 2,437
Cantor Commercial Real Estate Lending
2019-CF3
1.23%, 01/15/2053
(f),(k),(l)
11,514 930
2.50%, 01/15/2053
(f),(k)
3,400 1,837
CD 2017-CD4 Mortgage Trust
4.35%, 05/10/2050
(k)
7,470 6,410
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
CD 2017-CD5 Mortgage Trust
3.35%, 08/15/2050
(f)
$ 7,000 $ 4,659
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(f),(k),(l)
20,444 2,238
3.26%, 08/15/2051
(f),(k)
12,750 7,169
CFCRE Commercial Mortgage Trust 2016-C6
1.28%, 11/10/2049
(k),(l)
43,614 2,443
4.35%, 11/10/2049
(k)
4,000 3,277
CGMS Commercial Mortgage Trust 2017-B1
3.00%, 08/15/2050
(f)
7,435 3,911
Citigroup Commercial Mortgage Trust 2012-GC8
5.00%, 09/10/2045
(f),(k)
1,875 1,421
Citigroup Commercial Mortgage Trust
2013-GC15
4.25%, 09/10/2046
(f),(k)
16,492 11,782
5.39%, 09/10/2046
(f),(k)
7,700 6,262
Citigroup Commercial Mortgage Trust 2016-C1
2.04%, 05/10/2049
(k),(l)
36,157 3,072
Citigroup Commercial Mortgage Trust
2016-GC37
1.91%, 04/10/2049
(k),(l)
14,705 1,120
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(f),(k),(l)
13,247 1,191
3.33%, 03/10/2051
(f),(k)
2,500 1,382
Citigroup Commercial Mortgage Trust 2018-C5
3.38%, 06/10/2051
(f),(k)
1,000 638
Citigroup COmmercial Mortgage Trust 2018-C6
5.24%, 11/10/2051
(f),(k)
10,000 6,651
Citigroup Commercial Mortgage Trust 2019-C7
1.33%, 12/15/2072
(f),(k),(l)
15,766 1,429
Citigroup Commercial Mortgage Trust
2019-GC41
0.98%, 08/10/2056
(f),(k),(l)
13,007 775
3.00%, 08/10/2056
(f)
15,500 8,092
3.00%, 08/10/2056
(f)
4,000 1,816
3.00%, 08/10/2056
(f)
9,330 3,699
Citigroup Commercial Mortgage Trust
2019-GC43
0.74%, 11/10/2052
(f),(k),(l)
11,280 519
0.74%, 11/10/2052
(f),(k),(l)
2,528 118
0.74%, 11/10/2052
(f),(k),(l)
1,750 82
3.00%, 11/10/2052
(f)
5,000 2,573
3.00%, 11/10/2052
(f)
3,787 1,690
3.00%, 11/10/2052
(f),(k)
2,528 983
3.00%, 11/10/2052
(f),(k)
1,750 596
Citigroup Commercial Mortgage Trust
2020-GC46
1.19%, 01/15/2053
(f),(k),(l)
21,133 1,683
2.60%, 01/15/2053
(f)
6,000 2,898
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(f)
13,993 6,586
5.50%, 05/15/2045
(f),(k)
8,889 5,350
COMM 2012-CCRE4 Mortgage Trust
4.75%, 10/15/2045
(f),(k)
5,000 2,449
COMM 2012-CCRE5 Mortgage Trust
4.46%, 12/10/2045
(f),(k)
3,475 2,879
4.46%, 12/10/2045
(f),(k)
7,500 5,900
Comm 2013-CCRE13 Mortgage Trust
5.05%, 11/10/2046
(f),(k)
6,421 3,782
5.05%, 11/10/2046
(f),(k)
4,110 2,267
COMM 2013-CCRE6 Mortgage Trust
1.16%, 03/10/2046
(k),(l)
46,075 947
4.23%, 03/10/2046
(f),(k)
13,215 10,756
4.23%, 03/10/2046
(f),(k)
13,750 10,340
COMM 2013-CCRE7 Mortgage Trust
4.54%, 03/10/2046
(f),(k)
7,500 6,092
COMM 2013-CCRE9 Mortgage Trust
4.39%, 07/10/2045
(f),(k)
3,500 3,161

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2014-CCRE15 Mortgage Trust
4.39%, 02/10/2047
(f),(k)
$ 5,414 $ 3,816
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(f),(k),(l)
44,717 487
5.01%, 05/10/2047
(f),(k)
12,469 9,625
Comm 2014-UBS2 Mortgage Trust
5.17%, 03/10/2047
(f),(k)
13,690 11,325
COMM 2014-UBS3 Mortgage Trust
4.93%, 06/10/2047
(f),(k)
11,861 9,578
COMM 2014-UBS5 Mortgage Trust
3.50%, 09/10/2047
(f)
6,500 3,261
COMM 2015-LC19 Mortgage Trust
4.38%, 02/10/2048
(f),(k)
8,000 5,086
COMM 2015-LC23 Mortgage Trust
3.80%, 10/10/2048
(f),(k)
6,000 4,159
COMM 2016-COR1 Mortgage Trust
1.58%, 10/10/2049
(k),(l)
44,364 2,709
COMM 2017-COR2 Mortgage Trust
1.32%, 09/10/2050
(k),(l)
75,643 4,978
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(f),(k),(l)
15,800 1,698
2.96%, 05/10/2051
(f),(k)
8,500 4,741
COMM 2019-GC44 Mortgage Trust
1.15%, 08/15/2057
(f),(k),(l)
5,500 412
2.50%, 08/15/2057
(f)
5,000 2,820
2.50%, 08/15/2057
(f)
5,000 2,424
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(f),(k),(l)
8,985 868
3.42%, 08/15/2051
(f),(k)
3,500 2,015
CSAIL 2019-C15 Commercial Mortgage Trust
1.21%, 03/15/2052
(k),(l)
55,878 3,690
2.15%, 03/15/2052
(f),(k),(l)
3,981 543
3.00%, 03/15/2052
(f)
2,500 1,342
CSAIL 2019-C17 Commercial Mortgage Trust
1.51%, 09/15/2052
(k),(l)
29,931 2,637
DBGS 2018-BIOD Mortgage Trust
1.75%, 10/15/2051
(f),(k),(l)
9,496 1,054
DBJPM 17-C6 Mortgage Trust
3.38%, 06/10/2050
(f),(k)
15,000 10,008
DBUBS 2011-LC1 Mortgage Trust
0.38%, 11/10/2046
(f),(k),(l)
142,384 199
DBUBS 2011-LC2 Mortgage Trust
1.20%, 07/10/2044
(f),(k),(l)
9,181 58
Freddie Mac Multifamily Structured Pass
Through Certificates
1.38%, 08/25/2020
(k),(l)
17,187 29
1.53%, 01/25/2043
(k),(l)
79,054 4,854
1.68%, 11/25/2042
(k),(l)
83,688 1,610
1.71%, 11/25/2040
(k),(l)
16,936 591
1.71%, 10/25/2041
(k),(l)
43,000 2,153
1.72%, 06/25/2041
(k),(l)
20,000 912
1.77%, 01/25/2048
(k),(l)
38,129 3,755
2.04%, 11/25/2044
(k),(l)
16,293 1,279
2.08%, 02/25/2041
(k),(l)
33,968 606
2.08%, 09/25/2047
(k),(l)
41,400 4,418
2.10%, 02/25/2045
(k),(l)
27,900 2,332
2.18%, 05/25/2025
(k),(l)
43,706 3,886
2.18%, 08/25/2042
(k),(l)
98,038 8,678
2.23%, 05/25/2047
(k),(l)
140,532 15,114
2.24%, 07/25/2026
(k),(l)
39,161 4,304
2.25%, 05/25/2046
(k),(l)
75,770 7,492
2.26%, 01/25/2026
(k),(l)
70,234 7,178
2.27%, 12/25/2039
(k),(l)
25,654 750
2.29%, 10/25/2028
(k),(l)
17,800 2,594
2.31%, 09/25/2046
(k),(l)
14,690 2,193
2.33%, 07/25/2046
(k),(l)
17,686 2,675
2.34%, 08/25/2045
(k),(l)
37,838 5,622
2.35%, 04/25/2041
(k),(l)
31,467 3
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through
Certificates   (continued)
2.37%, 01/25/2046
(k),(l)
$ 42,892 $ 6,931
2.39%, 10/25/2029
(k),(l)
28,250 4,697
2.39%, 01/25/2046
(k),(l)
17,584 2,776
3.61%, 06/25/2041
(k),(l)
4,400 130
4.78%, 11/25/2044
(k),(l)
1,800 18
GS Mortgage Securities Corp II
1.56%, 07/10/2051
(f),(k),(l)
8,017 765
GS Mortgage Securities Trust 2010-C2
5.35%, 12/10/2043
(f),(k)
5,000 4,794
GS Mortgage Securities Trust 2011-GC5
5.56%, 08/10/2044
(f),(k)
3,660 2,440
GS Mortgage Securities Trust 2012-GCJ7
5.89%, 05/10/2045
(f),(k)
7,429 6,231
GS Mortgage Securities Trust 2012-GCJ9
4.90%, 11/10/2045
(f),(k)
5,000 4,072
4.90%, 11/10/2045
(f),(k)
8,500 5,883
GS Mortgage Securities Trust 2013-GC16
3.50%, 11/10/2046
(f)
2,500 1,616
GS Mortgage Securities Trust 2013-GCJ14
4.90%, 08/10/2046
(f),(k)
10,460 6,200
4.90%, 08/10/2046
(f),(k)
7,742 4,327
4.90%, 08/10/2046
(f),(k)
2,500 1,318
GS Mortgage Securities Trust 2014-GC26
1.36%, 11/10/2047
(f),(k),(l)
29,811 1,413
4.66%, 11/10/2047
(f),(k)
2,570 969
GS Mortgage Securities Trust 2017-GS7
1.27%, 08/10/2050
(k),(l)
28,859 1,682
GS Mortgage Securities Trust 2018-GS9
1.51%, 03/10/2051
(f),(k),(l)
8,353 707
GS Mortgage Securities Trust 2019-GC38
3.00%, 02/10/2052
(f)
2,500 1,440
GS Mortgage Securities Trust 2019-GC39
1.78%, 05/10/2052
(f),(k),(l)
16,430 1,875
3.00%, 05/10/2052
(f)
4,864 2,864
GS Mortgage Securities Trust 2019-GC40
1.30%, 07/10/2052
(f),(k),(l)
4,941 437
1.30%, 07/10/2052
(f),(k),(l)
16,500 1,379
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(f),(k)
13,000 913
2.80%, 09/01/2052
(f)
8,500 4,318
2.80%, 09/01/2052
(f)
3,500 1,542
GS Mortgage Securities Trust 2019-GSA1
1.13%, 11/10/2052
(f),(k),(l)
21,600 1,603
2.80%, 11/10/2052
(f)
5,000 2,527
GS Mortgage Securities Trust 2020-GC45
0.69%, 02/13/2053
(f),(k),(l)
25,009 1,291
2.85%, 02/13/2053
(f)
5,000 2,502
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(k)
8,962 6,274
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 764 535
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
4.00%, 08/15/2046
(f),(k)
6,000 4,504
5.60%, 08/15/2046
(f),(k)
4,844 4,353
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6
2.97%, 05/15/2045
(f),(k)
3,750 2,086
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8
2.75%, 10/15/2045
(f),(k)
8,553 3,897

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
3.74%, 12/15/2046
(f),(k)
$ 10,000 $ 7,388
5.19%, 12/15/2046
(f),(k)
5,000 4,311
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11
1.39%, 04/15/2046
(k),(l)
50,366 1,526
JPMBB Commercial Mortgage Securities Trust
2013-C12
4.24%, 07/15/2045
(k)
7,286 5,789
JPMBB Commercial Mortgage Securities Trust
2013-C15
3.50%, 11/15/2045
(f)
9,191 6,320
5.37%, 11/15/2045
(f),(k)
5,250 4,240
JPMBB Commercial Mortgage Securities Trust
2014-C18
0.99%, 02/15/2047
(k),(l)
44,262 1,099
4.97%, 02/15/2047
(f),(k)
7,850 6,134
JPMBB Commercial Mortgage Securities Trust
2014-C19
4.83%, 04/15/2047
(f),(k)
1,359 1,045
JPMBB Commercial Mortgage Securities Trust
2014-C21
1.16%, 08/15/2047
(k),(l)
38,175 1,206
JPMBB Commercial Mortgage Securities Trust
2014-C23
0.78%, 09/15/2047
(k),(l)
203,555 4,512
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.06%, 11/15/2047
(f),(k)
20,500 14,732
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(f),(k),(l)
54,005 1,089
1.19%, 10/15/2048
(k),(l)
47,597 1,563
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.84%, 05/15/2048
(k)
5,270 3,590
JPMBB Commercial Mortgage Securities Trust
2015-C30
0.66%, 07/15/2048
(k),(l)
71,505 1,545
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(f),(k),(l)
42,377 899
JPMCC Commercial Mortgage Securities Trust
2017-JP5
1.18%, 03/15/2050
(k),(l)
95,016 4,361
JPMCC Commercial Mortgage Securities Trust
2017-JP6
1.29%, 07/15/2050
(k),(l)
19,873 1,029
JPMCC Commercial Mortgage Securities Trust
2017-JP7
4.55%, 09/15/2050
(f),(k)
14,734 10,667
JPMCC Commercial Mortgage Securities Trust
2019-COR4
1.29%, 03/10/2052
(k),(l)
34,316 2,517
2.18%, 03/10/2052
(f),(k),(l)
18,869 2,548
3.00%, 03/10/2052
(f),(k)
7,000 3,802
3.00%, 03/10/2052
(f),(k)
1,000 473
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.93%, 06/13/2052
(f),(k),(l)
8,500 1,079
LB Commercial Mortgage Trust 2007-C3
6.11%, 07/15/2044
(k)
245 242
6.11%, 07/15/2044
(k)
6,369 6,146
LB-UBS Commercial Mortgage Trust 2006-C7
5.41%, 11/15/2038 10,527 5,781
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2007-C6
6.49%, 07/15/2040
(k)
$ 13,250 $ 12,707
6.49%, 07/15/2040
(k)
8,841 7,515
ML-CFC Commercial Mortgage Trust 2007-5
5.45%, 08/12/2048
(k)
2,800 1,619
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
4.83%, 08/15/2045
(f),(k)
3,037 2,491
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8
4.19%, 12/15/2048
(f),(k)
13,500 10,971
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
5.11%, 02/15/2047
(f),(k)
5,331 3,821
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
4.43%, 06/15/2047
(f),(k)
17,104 8,541
4.93%, 06/15/2047
(f),(k)
10,598 8,102
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.46%, 02/15/2048
(k),(l)
48,138 2,091
1.54%, 02/15/2048
(f),(k),(l)
41,500 2,299
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
1.02%, 03/15/2048
(k),(l)
30,795 1,026
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26
3.06%, 10/15/2048
(f)
2,185 1,213
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29
1.74%, 05/15/2049
(k),(l)
41,385 2,726
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.46%, 11/15/2049
(f),(k),(l)
21,213 1,490
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32
0.86%, 12/15/2049
(k),(l)
74,363 2,667
Morgan Stanley Capital I Trust 2011-C3
0.72%, 07/15/2049
(f),(k),(l)
13,513 69
Morgan Stanley Capital I Trust 2018-H3
2.01%, 07/15/2051
(f),(k),(l)
7,682 925
Morgan Stanley Capital I Trust 2018-L1
3.00%, 10/15/2051
(f)
5,000 2,739
Morgan Stanley Capital I Trust 2019-H6
1.73%, 06/15/2052
(f),(k),(l)
4,693 507
3.00%, 06/15/2052
(f)
2,122 1,246
Morgan Stanley Capital I Trust 2019-L3
1.16%, 11/15/2052
(f),(k),(l)
15,090 1,255
2.50%, 11/15/2052
(f),(k)
3,000 1,658
2.50%, 11/15/2052
(f),(k)
1,300 544
Morgan Stanley Capital I Trust 2020-L4
1.17%, 02/15/2053
(f),(k),(l)
13,626 1,212
2.50%, 02/15/2053
(f)
3,000 1,598
2.50%, 02/15/2053
(f)
2,250 924
SG Commercial Mortgage Securities Trust
2016-C5
1.07%, 10/10/2048
(k),(l)
17,960 704
UBS Commercial Mortgage Trust
1.90%, 10/15/2052
(f),(k),(l)
12,767 1,601
UBS Commercial Mortgage Trust 2012-C1
5.00%, 05/10/2045
(f),(k)
8,000 5,556
UBS Commercial Mortgage Trust 2019-C18
1.58%, 12/15/2052
(f),(k)
11,574 1,167
2.50%, 12/15/2052
(f)
2,500 1,305
UBS-Barclays Commercial Mortgage Trust
2012-C2
1.46%, 05/10/2063
(f),(k),(l)
25,222 580

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.00%, 08/10/2049
(f),(k)
$ 20,994 $ 16,785
5.20%, 08/10/2049
(f),(k)
15,827 13,569
Wells Fargo Commercial Mortgage Trust 2010-C1
0.63%, 11/15/2043
(f),(k),(l)
13,501 23
Wells Fargo Commercial Mortgage Trust
2014-LC18
1.19%, 12/15/2047
(k),(l)
72,787 2,688
3.96%, 12/15/2047
(f),(k)
13,500 9,408
Wells Fargo Commercial Mortgage Trust
2015-C28
4.25%, 05/15/2048
(k)
5,000 2,459
Wells Fargo Commercial Mortgage Trust
2015-C31
3.85%, 11/15/2048 5,536 3,687
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.55%, 05/15/2048
(k),(l)
24,936 559
4.30%, 05/15/2048
(k)
3,580 2,538
Wells Fargo Commercial Mortgage Trust
2015-NXS3
1.22%, 09/15/2057
(k),(l)
21,516 776
Wells Fargo Commercial Mortgage Trust
2016-C34
2.29%, 06/15/2049
(k),(l)
34,749 2,751
Wells Fargo Commercial Mortgage Trust
2016-C35
2.10%, 07/15/2048
(k),(l)
38,102 3,285
Wells Fargo Commercial Mortgage Trust
2016-C36
4.32%, 11/15/2059
(k)
4,000 3,278
Wells Fargo Commercial Mortgage Trust
2016-C37
4.46%, 12/15/2049
(k)
1,800 1,755
Wells Fargo Commercial Mortgage Trust
2016-NXS5
5.14%, 01/15/2059
(k)
4,254 2,562
Wells Fargo Commercial Mortgage Trust
2017-C40
4.47%, 10/15/2050
(k)
10,000 8,062
Wells Fargo Commercial Mortgage Trust
2017-C42
1.71%, 12/15/2050
(f),(k),(l)
20,343 1,882
Wells Fargo Commercial Mortgage Trust
2018-C43
1.78%, 03/15/2051
(f),(k),(l)
6,614 667
Wells Fargo Commercial Mortgage Trust
2018-C44
2.00%, 05/15/2051
(f),(k),(l)
8,022 938
3.00%, 05/15/2051
(f)
5,000 2,825
Wells Fargo Commercial Mortgage Trust
2018-C45
2.03%, 06/15/2051
(f),(k),(l)
2,647 319
3.00%, 06/15/2051
(f)
1,250 699
Wells Fargo Commercial Mortgage Trust
2018-C46
5.14%, 08/15/2051
(k)
6,000 4,968
Wells Fargo Commercial Mortgage Trust
2018-C47
2.10%, 09/15/2061
(f),(k),(l)
14,133 1,820
3.00%, 09/15/2061
(f)
6,000 3,287
Wells Fargo Commercial Mortgage Trust
2018-C48
1.12%, 01/15/2052
(k),(l)
68,569 4,230
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2019-C49
2.31%, 03/15/2052
(f),(k),(l)
$ 4,336 $ 622
3.00%, 03/15/2052
(f)
2,500 1,342
Wells Fargo Commercial Mortgage Trust
2019-C50
2.18%, 05/15/2052
(f),(k),(l)
14,851 2,058
Wells Fargo Commercial Mortgage Trust
2019-C53
1.57%, 10/15/2052
(f),(k),(l)
8,777 949
2.50%, 10/15/2052
(f)
3,000 1,462
Wells Fargo Commercial Mortgage Trust
2019-C54
1.50%, 12/15/2052
(f),(k),(l)
6,363 664
Wells Fargo Commercial Mortgage Trust
2020-C55
1.43%, 02/15/2053
(f),(k),(l)
14,583 1,519
2.50%, 02/15/2053
(f)
5,000 2,677
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(f)
10,000 7,416
4.51%, 05/15/2047
(k)
1,000 887
WFRBS Commercial Mortgage Trust 2014-C22
4.05%, 09/15/2057
(f),(k)
10,000 7,953
WFRBS Commercial Mortgage Trust 2014-C24
3.69%, 11/15/2047
(f)
3,047 2,154
3.93%, 11/15/2047 2,370 2,362
$ 956,443
Commercial Services - 0.86%
Adani Ports & Special Economic Zone Ltd
4.38%, 07/03/2029
(f)
1,815 1,551
ASGN Inc
4.63%, 05/15/2028
(f)
7,875 7,262
GEMS MENASA Cayman Ltd / GEMS Education
Delaware LLC
7.13%, 07/31/2026
(f)
2,300 2,196
Loxam SAS
6.00%, 04/15/2025 EUR 500 387
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
(f)
$ 11,300 10,071
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
(f)
5,875 5,788
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(f)
7,375 7,861
ServiceMaster Co LLC/The
5.13%, 11/15/2024
(f)
9,225 9,411
Sotheby's
7.38%, 10/15/2027
(d),(f)
7,275 6,125
$ 50,652
Computers - 0.08%
Apple Inc
0.35%, 06/10/2020 JPY 130,000 1,211
International Business Machines Corp
5.60%, 11/30/2039 $ 800 1,109
Presidio Holdings Inc
4.88%, 02/01/2027
(f)
2,525 2,487
$ 4,807
Cosmetics & Personal Care - 0.25%
Avon International Operations Inc
7.88%, 08/15/2022
(f)
2,900 2,824
Estee Lauder Cos Inc/The
2.60%, 04/15/2030 3,000 3,127
High Ridge Brands Co
0.00%, 03/15/2025
(e),(f)
15,607 156
Procter & Gamble Co/The
1.13%, 11/02/2023 EUR 3,800 4,324
Walnut Bidco PLC
9.13%, 08/01/2024
(f)
$ 5,000 4,198
$ 14,629

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale - 0.25%
IAA Inc
5.50%, 06/15/2027
(f)
$ 5,364 $ 5,352
Performance Food Group Inc
5.50%, 06/01/2024
(f)
400 390
5.50%, 10/15/2027
(f)
5,650 5,368
6.88%, 05/01/2025
(f)
3,375 3,434
$ 14,544
Diversified Financial Services - 2.91%
Alliance Data Systems Corp
4.75%, 12/15/2024
(f)
8,750 6,475
Ally Financial Inc
5.75%, 11/20/2025 4,415 4,525
8.00%, 11/01/2031 1,575 1,925
8.00%, 11/01/2031 700 809
Avation Capital SA
6.50%, 05/15/2021
(f)
855 718
Avolon Holdings Funding Ltd
5.50%, 01/15/2023
(f)
2,700 2,481
Capital One Financial Corp
5.55%, 12/31/2049
(d),(i),(j)
16,366 13,666
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
7.00%, 12/31/2049
(i),(j)
4,198 4,376
3 Month USD LIBOR + 4.82%
Coastal Emerald Ltd
4.30%, 12/31/2049
(i),(j)
4,600 4,462
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.45%
Credit Acceptance Corp
6.63%, 03/15/2026 2,900 2,610
Credito Real SAB de CV SOFOM ER
5.00%, 02/01/2027
(f)
EUR 8,000 6,575
Curo Group Holdings Corp
8.25%, 09/01/2025
(f)
$ 3,000 2,396
Garfunkelux Holdco 3 SA
8.50%, 11/01/2022 GBP 2,100 2,129
Intrum AB
2.75%, 07/15/2022 EUR 850 813
Lincoln Financing SARL
3.63%, 04/01/2024
(f)
5,700 5,305
LoanCore Capital Markets LLC / JLC Finance
Corp
6.88%, 06/01/2020
(f)
$ 2,875 2,760
Mastercard Inc
3.35%, 03/26/2030 2,000 2,277
Mongolian Mortgage Corp Hfc LLC
9.75%, 01/29/2022
(f)
1,620 1,260
Muthoot Finance Ltd
6.13%, 10/31/2022
(f)
1,000 899
Nationstar Mortgage Holdings Inc
6.00%, 01/15/2027
(f)
3,650 3,114
8.13%, 07/15/2023
(f)
15,180 14,573
NFP Corp
6.88%, 07/15/2025
(f)
21,983 20,994
8.00%, 07/15/2025
(f)
2,000 1,860
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(f)
7,375 7,126
Power Finance Corp Ltd
3.95%, 04/23/2030
(f)
1,660 1,440
4.50%, 06/18/2029 6,200 5,677
Quicken Loans Inc
5.25%, 01/15/2028
(f)
10,750 10,436
5.75%, 05/01/2025
(f)
5,064 4,963
Shriram Transport Finance Co Ltd
5.95%, 10/24/2022
(f)
1,340 1,025
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Springleaf Finance Corp
6.63%, 01/15/2028 $ 10,975 $ 9,685
6.88%, 03/15/2025 2,795 2,643
7.13%, 03/15/2026 4,400 4,147
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(f)
BRL 22,530 4,371
Unifin Financiera SAB de CV
8.38%, 01/27/2028
(f)
$ 10,000 4,365
USAA Capital Corp
1.50%, 05/01/2023
(f)
3,000 3,025
Vertex Capital Investment Ltd
4.75%, 04/03/2024 3,600 3,730
Visa Inc
3.15%, 12/14/2025 2,000 2,208
$ 171,843
Electric - 1.44%
Acwa Power Management And Investments One
Ltd
5.95%, 12/15/2039
(f)
2,000 1,930
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(f)
8,823 7,480
Bi Hai Co Ltd
6.25%, 03/05/2022 2,800 2,744
Brookfield Infrastructure Finance ULC
3.32%, 02/22/2024 CAD 1,000 732
Clearway Energy Operating LLC
5.75%, 10/15/2025 $ 580 597
Cometa Energia SA de CV
6.38%, 04/24/2035 6,080 5,442
Comision Federal de Electricidad
4.88%, 01/15/2024 1,250 1,244
Dominion Energy Inc
4.65%, 12/31/2099
(i),(j)
14,597 14,196
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
3.75%, 09/01/2046 1,000 1,134
4.88%, 12/31/2099
(i),(j)
6,850 6,781
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
E.ON SE
0.38%, 09/29/2027 EUR 4,300 4,682
Emera US Finance LP
4.75%, 06/15/2046 $ 800 853
Empresa Electrica Guacolda SA
4.56%, 04/30/2025 2,291 1,656
Enel Chile SA
4.88%, 06/12/2028 2,000 2,190
Enel SpA
8.75%, 09/24/2073
(f),(j)
2,500 2,818
USD Swap Semi-Annual 5 Year + 5.88%
Eskom Holdings SOC Ltd
7.85%, 04/02/2026 ZAR 31,500 1,560
FirstEnergy Corp
7.38%, 11/15/2031 $ 1,250 1,834
Fortis Inc/Canada
3.06%, 10/04/2026 1,239 1,258
Instituto Costarricense de Electricidad
6.95%, 11/10/2021 1,400 1,297
Lamar Funding Ltd
3.96%, 05/07/2025 1,500 1,259
LLPL Capital Pte Ltd
6.88%, 02/04/2039
(f)
1,923 1,954
Minejesa Capital BV
4.63%, 08/10/2030
(f)
1,300 1,241
4.63%, 08/10/2030 600 573
Mong Duong Finance Holdings BV
5.13%, 05/07/2029
(f)
2,000 1,899

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(j)
$ 500 $ 510
3 Month USD LIBOR + 3.63%
Naturgy Finance BV
3.37%, 12/31/2049
(i),(j)
EUR 300 327
EUR Swap Annual (VS 6 Month) 9 Year
+ 3.08%
NRG Energy Inc
6.63%, 01/15/2027 $ 3,500 3,736
Pampa Energia SA
7.50%, 01/24/2027
(d),(f)
2,500 1,515
7.50%, 01/24/2027 3,200 1,939
Perusahaan Listrik Negara PT
4.13%, 05/15/2027 1,800 1,787
RWE AG
3.50%, 04/21/2075
(j)
EUR 500 559
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.25%
Southern Co/The
2.95%, 07/01/2023 $ 2,000 2,108
5.50%, 03/15/2057
(j)
2,500 2,517
3 Month USD LIBOR + 3.63%
Star Energy Geothermal Wayang Windu Ltd
6.75%, 04/24/2033 1,814 1,679
Vistra Energy Corp
8.13%, 01/30/2026
(f)
345 361
Vistra Operations Co LLC
5.50%, 09/01/2026
(f)
890 916
$ 85,308
Electrical Components & Equipment - 0.04%
Belden Inc
2.88%, 09/15/2025 EUR 500 499
Energizer Gamma Acquisition BV
4.63%, 07/15/2026 550 595
Energizer Holdings Inc
5.50%, 06/15/2025
(f)
$ 505 511
6.38%, 07/15/2026
(f)
610 634
$ 2,239
Energy - Alternate Sources - 0.13%
Azure Power Energy Ltd
5.50%, 11/03/2022 1,251 1,201
Azure Power Solar Energy Pvt Ltd
5.65%, 12/24/2024
(f)
1,000 915
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(f)
4,375 4,583
Greenko Solar Mauritius Ltd
5.55%, 01/29/2025 900 806
$ 7,505
Engineering & Construction - 0.21%
Bioceanico Sovereign Certificate Ltd
0.00%, 06/05/2034
(e),(f)
2,000 1,276
IHS Netherlands Holdco BV
7.13%, 03/18/2025
(f)
6,500 5,916
8.00%, 09/18/2027
(f)
2,000 1,820
MasTec Inc
4.88%, 03/15/2023 1,220 1,202
Mexico City Airport Trust
5.50%, 07/31/2047
(f)
1,700 1,411
Tutor Perini Corp
6.88%, 05/01/2025
(d),(f)
1,240 977
$ 12,602
Entertainment - 0.62%
Boyne USA Inc
7.25%, 05/01/2025
(f)
900 900
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(f)
8,304 6,521
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Cinemark USA Inc
4.88%, 06/01/2023 $ 7,575 $ 6,363
8.75%, 05/01/2025
(f)
5,075 5,151
Eldorado Resorts Inc
6.00%, 09/15/2026 635 638
7.00%, 08/01/2023 430 413
International Game Technology PLC
6.25%, 01/15/2027
(f)
550 535
6.50%, 02/15/2025
(f)
2,365 2,318
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(f)
1,315 1,213
Live Nation Entertainment Inc
5.63%, 03/15/2026
(f)
1,550 1,364
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029
(f)
1,240 1,110
4.63%, 04/16/2029 1,500 1,343
Sisal Group SpA
7.00%, 07/31/2023 EUR 2,956 2,948
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(f)
$ 5,500 4,565
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(f)
1,200 1,234
$ 36,616
Environmental Control - 0.27%
Covanta Holding Corp
5.88%, 07/01/2025 4,625 4,475
6.00%, 01/01/2027 6,950 6,672
GFL Environmental Inc
5.13%, 12/15/2026
(f)
875 910
7.00%, 06/01/2026
(f)
2,544 2,648
8.50%, 05/01/2027
(f)
1,140 1,244
$ 15,949
Food - 0.84%
Alicorp SAA
6.88%, 04/17/2027
(f)
PEN 5,049 1,601
Boparan Finance PLC
5.50%, 07/15/2021 GBP 200 186
BRF SA
4.88%, 01/24/2030
(f)
$ 995 858
Casino Guichard Perrachon SA
4.50%, 03/07/2024 EUR 4,300 4,194
Cencosud SA
4.38%, 07/17/2027
(f)
$ 1,200 1,120
Grupo Bimbo SAB de CV
5.95%, 12/31/2099
(d),(f),(i),(j)
2,000 1,990
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%
Ingles Markets Inc
5.75%, 06/15/2023 2,078 2,078
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(f)
5,450 5,511
Kraft Heinz Foods Co
5.00%, 07/15/2035 3,500 3,757
MARB BondCo PLC
6.88%, 01/19/2025 2,500 2,400
6.88%, 01/19/2025
(f)
4,353 4,179
McCormick & Co Inc/MD
2.50%, 04/15/2030 2,500 2,575
Minerva Luxembourg SA
5.88%, 01/19/2028
(f)
950 874
Mondelez International Inc
2.13%, 04/13/2023 1,300 1,323
2.75%, 04/13/2030 2,000 2,129
Nestle Holdings Inc
4.00%, 09/24/2048
(f)
1,600 2,034

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Post Holdings Inc
5.00%, 08/15/2026
(f)
$ 6,460 $ 6,384
Sigma Alimentos SA de CV
4.13%, 05/02/2026 1,400 1,413
US Foods Inc
5.88%, 06/15/2024
(f)
5,318 5,064
$ 49,670
Food Service - 0.19%
Aramark Services Inc
5.00%, 02/01/2028
(f)
8,585 8,349
6.38%, 05/01/2025
(f)
2,850 2,964
$ 11,313
Forest Products & Paper - 0.03%
Celulosa Arauco y Constitucion SA
4.25%, 04/30/2029
(f)
2,000 1,910
Gas - 0.11%
NiSource Inc
5.65%, 12/31/2049
(i),(j)
7,000 6,440
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0.32%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(f)
22,280 13,702
Stanley Black & Decker Inc
4.00%, 03/15/2060
(j)
5,566 5,392
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
$ 19,094
Healthcare - Products - 0.06%
Medtronic Global Holdings SCA
1.75%, 07/02/2049 EUR 3,000 3,404
Healthcare - Services - 2.88%
Anthem Inc
3.65%, 12/01/2027 $ 1,700 1,856
Catalent Pharma Solutions Inc
2.38%, 03/01/2028
(f)
EUR 2,375 2,418
Centene Corp
4.25%, 12/15/2027
(f)
$ 1,400 1,465
5.25%, 04/01/2025
(f)
2,160 2,252
5.38%, 06/01/2026
(f)
785 831
DaVita Inc
5.13%, 07/15/2024 8,650 8,780
Encompass Health Corp
5.75%, 11/01/2024 500 502
5.75%, 09/15/2025 1,850 1,878
Envision Healthcare Corp
8.75%, 10/15/2026
(f)
24,030 8,035
Fresenius SE & Co KGaA
0.75%, 01/15/2028 EUR 800 855
IQVIA Inc
3.25%, 03/15/2025 700 771
LifePoint Health Inc
4.38%, 02/15/2027
(f)
$ 3,625 3,408
MEDNAX Inc
6.25%, 01/15/2027
(f)
2,000 1,811
One Call Corp
7.50%, PIK 11.00%, 07/01/2024
(f),(k),(m)
73,664 66,298
Polaris Intermediate Corp
8.50%, PIK 9.25%, 12/01/2022
(d),(f),(k),(m)
31,142 26,081
Radiology Partners Inc
9.25%, 02/01/2028
(f)
4,650 4,429
Surgery Center Holdings Inc
6.75%, 07/01/2025
(d),(f)
21,328 18,224
10.00%, 04/15/2027
(f)
2,800 2,590
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Tenet Healthcare Corp
4.63%, 07/15/2024 $ 2,650 $ 2,615
4.63%, 09/01/2024
(f)
2,550 2,499
5.13%, 05/01/2025 5,800 5,423
5.13%, 11/01/2027
(f)
200 198
UnitedHealth Group Inc
6.88%, 02/15/2038 1,250 1,941
West Street Merger Sub Inc
6.38%, 09/01/2025
(f)
5,550 5,203
$ 170,363
Holding Companies - Diversified - 0.12%
CK Hutchison Finance 16 Ltd
1.25%, 04/06/2023 EUR 4,500 4,990
ProGroup AG
3.00%, 03/31/2026 2,250 2,288
$ 7,278
Home Builders - 0.08%
Lennar Corp
4.50%, 04/30/2024 $ 1,790 1,826
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(f)
1,755 1,649
Williams Scotsman International Inc
7.88%, 12/15/2022
(f)
1,080 1,095
$ 4,570
Home Furnishings - 0.03%
Arcelik AS
5.00%, 04/03/2023 1,800 1,725
Insurance - 3.67%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(f)
20,532 18,171
8.13%, 02/15/2024
(f)
4,113 4,236
AIA Group Ltd
3.38%, 04/07/2030
(f)
1,200 1,293
AIG Life Holdings Inc
8.50%, 07/01/2030 4,995 6,550
Allstate Corp/The
5.75%, 08/15/2053
(j)
4,808 4,888
3 Month USD LIBOR + 2.94%
6.50%, 05/15/2067
(j)
7,232 8,259
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(j)
6,000 6,095
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(j)
3,850 4,735
3 Month USD LIBOR + 4.20%
Ardonagh Midco 3 PLC
8.63%, 07/15/2023
(f)
2,000 1,885
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(j)
9,500 10,023
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(j)
1,000 1,055
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(j)
2,000 2,091
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
Assicurazioni Generali SpA
4.60%, 12/31/2049
(i),(j)
EUR 2,500 2,820
3 Month Euro Interbank Offered Rate +
4.50%
AssuredPartners Inc
7.00%, 08/15/2025
(f)
$ 24,343 22,396
AXA SA
6.38%, 12/31/2049
(f),(i),(j)
3,000 3,705
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 1,000 1,389

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Berkshire Hathaway Inc
1.13%, 03/16/2027 EUR 4,000 $ 4,568
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 12/31/2049
(i),(j)
1,900 2,252
3 Month Euro Interbank Offered Rate +
5.77%
CCB Life Insurance Co Ltd
4.50%, 04/21/2077
(j)
$ 2,700 2,512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(j)
2,000 2,207
3 Month USD LIBOR + 4.92%
Fidelity & Guaranty Life Holdings Inc
5.50%, 05/01/2025
(f)
6,700 7,077
GTCR AP Finance Inc
8.00%, 05/15/2027
(f)
4,790 4,479
Heungkuk Life Insurance Co Ltd
4.48%, 12/31/2049
(i),(j)
600 540
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%
HUB International Ltd
7.00%, 05/01/2026
(f)
2,475 2,441
Liberty Mutual Group Inc
3.95%, 10/15/2050
(f)
1,500 1,525
7.80%, 03/07/2087
(f)
7,361 8,060
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
946 1,486
Lincoln National Corp
3.18%, 04/20/2067 5,584 3,685
3 Month USD LIBOR + 2.04%
4.05%, 05/17/2066 600 408
3 Month USD LIBOR + 2.36%
M&G PLC
6.50%, 10/20/2048
(j)
3,200 3,522
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Mapfre SA
1.63%, 05/19/2026 EUR 1,600 1,824
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(f)
$ 3,000 3,085
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(f),(j)
1,850 2,016
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Inc
9.25%, 04/08/2068
(f)
8,000 10,560
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,368
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 12/31/2099
(f),(i),(j)
2,500 2,775
USD Swap Semi-Annual 5 Year + 3.26%
7.00%, 03/15/2072
(f),(j)
7,500 8,044
3 Month USD LIBOR + 5.90%
New York Life Insurance Co
3.75%, 05/15/2050
(f)
3,000 3,403
Nippon Life Insurance Co
5.10%, 10/16/2044
(f),(j)
5,000 5,425
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
5.88%, 09/15/2042 3,229 3,402
3 Month USD LIBOR + 8.35%
Prudential PLC
3.13%, 04/14/2030 4,000 4,127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
QBE Insurance Group Ltd
6.75%, 12/02/2044
(j)
$ 6,000 $ 6,518
USD Swap Semi-Annual 10 Year + 4.30%
Societa Cattolica di Assicurazioni SC
4.25%, 12/14/2047
(j)
EUR 800 828
3 Month Euro Interbank Offered Rate +
4.46%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(f),(j)
$ 6,985 7,666
3 Month USD LIBOR + 4.44%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(f),(j)
1,200 1,308
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Talanx AG
2.25%, 12/05/2047
(j)
EUR 200 225
3 Month Euro Interbank Offered Rate +
2.45%
Voya Financial Inc
4.70%, 01/23/2048
(j)
$ 5,500 5,032
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(j)
3,300 3,234
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(i),(j)
1,500 1,485
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 216,678
Internet - 0.35%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 2,000 2,173
Alphabet Inc
2.00%, 08/15/2026 2,500 2,658
Baidu Inc
3.08%, 04/07/2025 500 511
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,254
JD.com Inc
4.13%, 01/14/2050 2,500 2,444
Netflix Inc
3.63%, 05/15/2027 EUR 500 568
3.88%, 11/15/2029 600 674
4.38%, 11/15/2026 $ 1,885 1,981
Tencent Holdings Ltd
3.98%, 04/11/2029
(f)
4,600 5,176
Uber Technologies Inc
8.00%, 11/01/2026
(f)
3,000 3,075
$ 20,514
Investment Companies - 0.12%
Beijing State-Owned Assets Management Hong
Kong Co Ltd
4.13%, 05/26/2025 3,767 4,084
Huarong Finance 2017 Co Ltd
4.50%, 12/31/2049
(i),(j)
3,200 3,184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.77%
$ 7,268
Iron & Steel - 1.91%
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(f)
26,980 23,742
CSN Islands XI Corp
6.75%, 01/28/2028
(f)
8,535 5,569
GTL Trade Finance Inc
7.25%, 04/16/2044 1,800 1,967
GUSAP III LP
4.25%, 01/21/2030
(f)
900 819

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
JSW Steel Ltd
5.25%, 04/13/2022 $ 2,850 $ 2,524
5.95%, 04/18/2024 2,000 1,661
Material Sciences Corp
0.00%, PIK 10.20%, 01/09/2024
(e),(g),(h),(k),(m),(n)
22,578 21,844
Metinvest BV
5.63%, 06/17/2025
(f)
EUR 5,400 3,746
7.75%, 04/23/2023 $ 4,213 2,945
Samarco Mineracao SA
0.00%, 11/01/2022
(e),(f)
2,300 897
Specialty Steel
11.92%, 11/15/2022
(g),(h),(k),(n)
41,564 41,564
thyssenkrupp AG
1.38%, 03/03/2022 EUR 700 737
Vale Overseas Ltd
6.25%, 08/10/2026 $ 700 767
Vale SA
3.75%, 01/10/2023 EUR 3,400 3,741
$ 112,523
Lodging - 0.98%
Boyd Gaming Corp
4.75%, 12/01/2027
(f)
$ 4,975 4,286
6.00%, 08/15/2026 4,175 3,778
Fortune Star BVI Ltd
5.25%, 03/23/2022 4,000 3,854
Gohl Capital Ltd
4.25%, 01/24/2027 4,000 3,800
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(f)
2,875 2,857
5.75%, 05/01/2028
(f)
2,875 2,897
Melco Resorts Finance Ltd
4.88%, 06/06/2025 5,000 4,825
MGM China Holdings Ltd
5.38%, 05/15/2024
(f)
5,800 5,655
Sands China Ltd
5.40%, 08/08/2028 2,100 2,193
Station Casinos LLC
5.00%, 10/01/2025
(f)
14,023 11,691
Studio City Finance Ltd
7.25%, 02/11/2024 5,000 4,766
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(f)
1,840 1,601
Wynn Macau Ltd
5.50%, 10/01/2027
(f)
6,000 5,760
$ 57,963
Machinery - Diversified - 0.40%
JPW Industries Holding Corp
9.00%, 10/01/2024
(f)
17,080 12,490
Mueller Water Products Inc
5.50%, 06/15/2026
(f)
1,175 1,202
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(f)
10,340 9,642
$ 23,334
Media - 2.87%
Altice Finco SA
4.75%, 01/15/2028 EUR 1,600 1,490
AMC Networks Inc
4.75%, 08/01/2025 $ 2,745 2,507
5.00%, 04/01/2024 6,175 5,987
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
5,675 5,748
4.50%, 05/01/2032
(f)
2,975 2,955
4.75%, 03/01/2030
(f)
1,925 1,958
5.38%, 06/01/2029
(f)
4,800 5,064
5.50%, 05/01/2026
(f)
2,905 3,022
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 $ 4,000 $ 3,941
4.46%, 07/23/2022 1,450 1,527
Clear Channel Worldwide Holdings Inc
9.25%, 02/15/2024
(f)
1,702 1,417
Comcast Corp
4.15%, 10/15/2028 4,500 5,268
CSC Holdings LLC
5.25%, 06/01/2024 6,615 6,879
5.38%, 02/01/2028
(f)
4,676 4,805
5.75%, 01/15/2030
(f)
6,700 6,966
7.50%, 04/01/2028
(f)
2,150 2,363
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(f)
5,425 4,123
6.63%, 08/15/2027
(d),(f)
15,050 8,240
DISH DBS Corp
5.88%, 11/15/2024 1,565 1,505
7.75%, 07/01/2026 3,010 2,965
Grupo Televisa SAB
5.00%, 05/13/2045 1,400 1,383
Meredith Corp
6.88%, 02/01/2026 2,430 2,082
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(f)
3,414 3,451
Nexstar Broadcasting Inc
5.63%, 08/01/2024
(f)
711 695
5.63%, 07/15/2027
(f)
10,850 10,362
Quebecor Media Inc
5.75%, 01/15/2023 13,800 14,544
Shaw Communications Inc
6.75%, 11/09/2039 CAD 1,100 1,062
Sinclair Television Group Inc
5.50%, 03/01/2030
(f)
$ 4,175 3,465
SportsNet New York
10.25%, 01/15/2025
(g),(h),(n)
20,090 19,437
UPC Holding BV
3.88%, 06/15/2029 EUR 500 531
Virgin Media Finance PLC
5.75%, 01/15/2025
(f)
$ 10,100 10,204
6.00%, 10/15/2024
(f)
8,775 8,885
Virgin Media Secured Finance PLC
5.50%, 08/15/2026
(f)
1,350 1,393
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
5,400 5,427
Ziggo BV
5.50%, 01/15/2027
(f)
8,025 8,163
$ 169,814
Metal Fabrication & Hardware - 0.31%
Optimas OE Solutions Holding LLC / Optimas
OE Solutions Inc
8.63%, 06/01/2021
(f)
29,884 17,482
Park-Ohio Industries Inc
6.63%, 04/15/2027 885 677
$ 18,159
Mining - 1.47%
Arconic Corp
6.13%, 02/15/2028
(f)
10,375 9,727
Century Aluminum Co
7.50%, 06/01/2021
(d),(f)
13,713 12,444
Constellium SE
5.88%, 02/15/2026
(f)
2,890 2,666
Corp Nacional del Cobre de Chile
3.00%, 09/30/2029
(f)
1,000 963
3.75%, 01/15/2031
(f),(o)
360 365

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
First Quantum Minerals Ltd
6.88%, 03/01/2026
(f)
$ 8,500 $ 7,454
6.88%, 03/01/2026 250 212
Hudbay Minerals Inc
7.63%, 01/15/2025
(f)
955 864
IAMGOLD Corp
7.00%, 04/15/2025
(f)
1,982 1,998
Industrias Penoles SAB de CV
4.15%, 09/12/2029 2,800 2,647
5.65%, 09/12/2049
(f)
1,600 1,536
Joseph T Ryerson & Son Inc
11.00%, 05/15/2022
(f)
4,090 3,926
Kaiser Aluminum Corp
6.50%, 05/01/2025
(f)
4,000 4,050
Newmont Corp
4.88%, 03/15/2042 1,000 1,227
Northwest Acquisitions ULC / Dominion Finco
Inc
7.13%, 11/01/2022
(f)
19,888 2,038
Novelis Corp
4.75%, 01/30/2030
(f)
12,225 10,735
5.88%, 09/30/2026
(f)
1,000 972
Old Rahi Inc
0.00%, 01/15/2019
(e),(f),(g),(h)
9,569 —
Petropavlovsk 2016 Ltd
8.13%, 11/14/2022 1,500 1,564
Real Alloy Holding Inc
0.00%, PIK 13.94%, 11/30/2023
(e),(g),(h),(k),(m),(n)
19,151 19,151
Rusal Capital DAC
5.13%, 02/02/2022 2,600 2,538
$ 87,077
Miscellaneous Manufacturers - 0.02%
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 1,191
Oil & Gas - 2.74%
BP Capital Markets America Inc
3.00%, 02/24/2050 1,500 1,415
CNOOC Finance 2013 Ltd
2.88%, 09/30/2029 2,500 2,564
Continental Resources Inc/OK
5.00%, 09/15/2022 3,970 3,732
Cosan Luxembourg SA
7.00%, 01/20/2027 1,800 1,818
Diamondback Energy Inc
2.88%, 12/01/2024 525 478
Ecopetrol SA
6.88%, 04/29/2030 2,625 2,684
Endeavor Energy Resources LP / EER Finance
Inc
5.75%, 01/30/2028
(f)
8,575 7,657
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(f)
4,270 2,413
Exxon Mobil Corp
4.23%, 03/19/2040 4,000 4,794
Gran Tierra Energy Inc
7.75%, 05/23/2027
(f)
1,285 295
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 10/01/2025
(f)
8,391 4,615
HollyFrontier Corp
5.88%, 04/01/2026 1,500 1,534
Jagged Peak Energy LLC
5.88%, 05/01/2026 8,230 6,995
Kosmos Energy Ltd
7.13%, 04/04/2026
(d),(f)
4,754 2,971
7.13%, 04/04/2026 500 312
Medco Bell Pte Ltd
6.38%, 01/30/2027
(f)
2,100 1,237
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
MEG Energy Corp
7.13%, 02/01/2027
(f)
$ 6,350 $ 4,381
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(f)
2,000 670
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/2024 EUR 4,500 4,290
Nexen Inc
5.88%, 03/10/2035 $ 500 685
Occidental Petroleum Corp
2.70%, 08/15/2022
(d)
9,320 8,108
2.90%, 08/15/2024 3,225 2,419
3.13%, 02/15/2022
(d)
140 127
3.20%, 08/15/2026
(d)
525 378
3.40%, 04/15/2026 750 532
5.55%, 03/15/2026 400 309
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 5,214 4,230
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 4,735 3,558
Oil India Ltd
5.13%, 02/04/2029 2,200 2,152
Parsley Energy LLC / Parsley Finance Corp
4.13%, 02/15/2028
(f)
775 635
5.25%, 08/15/2025
(f)
250 221
PDC Energy Inc
5.75%, 05/15/2026 8,575 6,541
Pertamina Persero PT
5.63%, 05/20/2043
(f)
2,000 2,039
Petroamazonas EP
4.63%, 11/06/2020 117 53
4.63%, 11/06/2020
(f)
1,899 854
Petrobras Global Finance BV
5.09%, 01/15/2030
(f)
5,916 5,398
Petroleos de Venezuela SA
0.00%, 10/27/2020
(e)
1,028 131
0.00%, 11/17/2021
(e)
17,250 647
0.00%, 05/16/2024
(e)
38,002 1,425
0.00%, 11/15/2026
(e)
12,045 452
0.00%, 04/12/2027
(e)
425 16
0.00%, 05/17/2035
(e)
536 20
0.00%, 04/12/2037
(e)
12,840 481
Petroleos Mexicanos
5.95%, 01/28/2031
(f)
2,330 1,688
6.50%, 03/13/2027 6,450 5,257
6.75%, 09/21/2047 785 540
6.84%, 01/23/2030
(f)
6,850 5,394
6.88%, 08/04/2026 970 804
7.19%, 09/12/2024 MXN 46,500 1,487
9.50%, 09/15/2027 $ 1,204 1,046
Petron Corp
4.60%, 12/31/2049
(i),(j)
750 698
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.77%
Petronas Capital Ltd
4.55%, 04/21/2050
(f)
1,760 1,907
Phillips 66
3.85%, 04/09/2025 4,000 4,189
Repsol International Finance BV
4.50%, 03/25/2075
(j)
EUR 300 325
EUR Swap Annual (VS 6 Month) 10 Year
+ 4.20%
SandRidge Energy Inc
0.00%, 03/15/2021
(e),(g),(h)
$ 3,450 —
Saudi Arabian Oil Co
4.38%, 04/16/2049
(f)
1,500 1,529
SEPLAT Petroleum Development Co Plc
9.25%, 04/01/2023
(f)
1,100 880

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Southwestern Energy Co
7.75%, 10/01/2027 $ 2,130 $ 1,854
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 3,020 2,930
5.50%, 02/15/2026 6,345 6,122
5.88%, 03/15/2028 1,200 1,140
6.00%, 04/15/2027 4,450 4,339
Tecpetrol SA
4.88%, 12/12/2022 4,800 3,752
TOTAL SA
2.63%, 12/31/2049
(i),(j)
EUR 2,000 2,170
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Transocean Inc
7.25%, 11/01/2025
(f)
$ 7,850 2,983
Tupras Turkiye Petrol Rafinerileri AS
4.50%, 10/18/2024 2,000 1,760
Valero Energy Corp
6.63%, 06/15/2037 900 1,074
Viper Energy Partners LP
5.38%, 11/01/2027
(f)
1,025 917
W&T Offshore Inc
9.75%, 11/01/2023
(f)
7,000 2,310
WPX Energy Inc
5.25%, 10/15/2027 6,000 5,220
5.75%, 06/01/2026 3,550 3,217
$ 161,798
Oil & Gas Services - 0.11%
Forum Energy Technologies Inc
6.25%, 10/01/2021 16,648 5,327
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,180 950
$ 6,277
Packaging & Containers - 1.29%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(f)
1,915 1,917
Ball Corp
4.38%, 12/15/2023 EUR 800 942
Berry Global Inc
4.50%, 02/15/2026
(f)
$ 2,575 2,542
4.88%, 07/15/2026
(f)
7,700 7,865
5.63%, 07/15/2027
(f)
5,050 5,189
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 325 334
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 3,685 4,035
Crown European Holdings SA
3.38%, 05/15/2025 EUR 300 343
Plastipak Holdings Inc
6.25%, 10/15/2025
(f)
$ 9,198 8,212
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
4.72%, 07/15/2021
(f)
600 591
3 Month USD LIBOR + 3.50%
5.13%, 07/15/2023
(f)
8,500 8,542
Silgan Holdings Inc
3.25%, 03/15/2025 EUR 600 662
4.13%, 02/01/2028
(f)
$ 1,125 1,105
Smurfit Kappa Treasury ULC
1.50%, 09/15/2027 EUR 5,400 5,637
Trident TPI Holdings Inc
6.63%, 11/01/2025
(f)
$ 16,936 13,344
9.25%, 08/01/2024
(f)
8,420 7,367
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Trivium Packaging Finance BV
5.50%, 08/15/2026
(f)
$ 7,600 $ 7,790
$ 76,417
Pharmaceuticals - 0.63%
Allergan Funding SCS
3.85%, 06/15/2024 2,800 3,000
AstraZeneca PLC
3.38%, 11/16/2025 2,423 2,682
4.00%, 01/17/2029 1,150 1,353
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
3,955 4,360
Bausch Health Cos Inc
5.00%, 01/30/2028
(f)
2,800 2,687
5.25%, 01/30/2030
(f)
3,025 2,995
5.88%, 05/15/2023
(f)
160 159
7.00%, 01/15/2028
(f)
3,650 3,787
Bayer Capital Corp BV
1.50%, 06/26/2026 EUR 4,100 4,666
Bristol-Myers Squibb Co
4.63%, 05/15/2044
(f)
$ 1,700 2,261
Eli Lilly and Co
1.70%, 11/01/2049 EUR 425 486
Grifols SA
3.20%, 05/01/2025 2,100 2,295
Mylan NV
3.95%, 06/15/2026 $ 2,000 2,122
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 3,200 2,784
7.13%, 01/31/2025
(f)
1,320 1,367
$ 37,004
Pipelines - 1.03%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 7,120 5,553
5.75%, 03/01/2027
(f)
950 703
5.75%, 01/15/2028
(f)
2,300 1,690
Buckeye Partners LP
4.13%, 03/01/2025
(f)
1,800 1,665
4.50%, 03/01/2028
(f)
4,600 4,140
Enbridge Inc
6.25%, 03/01/2078
(j)
5,600 5,127
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(j)
11,000 9,897
3 Month USD LIBOR + 3.03%
Hess Midstream Operations LP
5.63%, 02/15/2026
(f)
3,810 3,543
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(f)
7,800 7,096
KazTransGas JSC
4.38%, 09/26/2027 6,711 6,374
NGL Energy Partners LP / NGL Energy Finance
Corp
7.50%, 11/01/2023 2,115 1,433
NuStar Logistics LP
6.00%, 06/01/2026 1,375 1,237
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(f)
1,150 983
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.50%, 03/01/2030
(f)
4,925 4,199
Transcanada Trust
5.87%, 08/15/2076
(j)
4,230 4,004
3 Month USD LIBOR + 4.64%
Transportadora de Gas del Sur SA
6.75%, 05/02/2025 1,500 1,099

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Williams Cos Inc/The
3.60%, 03/15/2022 $ 1,000 $ 1,012
6.30%, 04/15/2040 700 807
$ 60,562
Real Estate - 0.89%
Arabian Centres Sukuk Ltd
5.38%, 11/26/2024
(f)
6,934 5,998
China Evergrande Group
9.50%, 04/11/2022 7,650 6,856
Country Garden Holdings Co Ltd
5.13%, 01/17/2025 6,600 6,373
8.00%, 01/27/2024 3,100 3,271
Easy Tactic Ltd
8.13%, 02/27/2023 6,000 5,416
Kaisa Group Holdings Ltd
11.25%, 04/09/2022 6,800 6,698
MAF Global Securities Ltd
6.37%, 12/31/2049
(i),(j)
7,060 5,347
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
Realogy Group LLC / Realogy Co-Issuer Corp
9.38%, 04/01/2027
(f)
6,250 4,375
Scenery Journey Ltd
13.00%, 11/06/2022 4,500 4,074
Shimao Property Holdings Ltd
6.13%, 02/21/2024 3,000 3,094
Wanda Properties International Co Ltd
7.25%, 01/29/2024 1,500 1,276
$ 52,778
REITs - 0.71%
CoreCivic Inc
4.63%, 05/01/2023 10,000 9,450
ESH Hospitality Inc
4.63%, 10/01/2027
(f)
425 385
5.25%, 05/01/2025
(f)
12,535 11,783
Iron Mountain Inc
5.25%, 03/15/2028
(f)
2,165 2,116
Iron Mountain UK PLC
3.88%, 11/15/2025 GBP 600 707
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
5.25%, 10/01/2025
(f)
$ 9,865 7,177
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
5.75%, 02/01/2027 3,300 3,341
Ryman Hospitality Properties Inc
4.75%, 10/15/2027
(f)
1,975 1,723
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(f)
3,100 2,883
4.13%, 08/15/2030
(f)
500 455
Welltower Inc
4.00%, 06/01/2025 2,100 2,159
$ 42,179
Retail - 0.68%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(f)
6,800 6,575
5.00%, 10/15/2025
(f)
10,968 11,023
Carvana Co
8.88%, 10/01/2023
(f)
3,000 2,933
Dollar Tree Inc
4.20%, 05/15/2028 1,900 2,046
DriveTime Automotive Group Inc / Bridgecrest
Acceptance Corp
8.00%, 06/01/2021
(f)
7,063 6,321
Future Retail Ltd
5.60%, 01/22/2025
(f)
380 102
L Brands Inc
6.75%, 07/01/2036 1,095 788
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Reliance Intermediate Holdings LP
6.50%, 04/01/2023
(f)
$ 3,375 $ 3,392
Staples Inc
10.75%, 04/15/2027
(f)
5,000 2,850
Walmart Inc
5.63%, 03/27/2034 GBP 500 966
Yum! Brands Inc
7.75%, 04/01/2025
(f)
$ 2,900 3,175
$ 40,171
Semiconductors - 0.07%
Micron Technology Inc
2.50%, 04/24/2023 2,500 2,545
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(f),(o)
1,500 1,517
$ 4,062
Software - 1.42%
ACI Worldwide Inc
5.75%, 08/15/2026
(f)
3,425 3,408
Ascend Learning LLC
6.88%, 08/01/2025
(f)
12,373 12,249
6.88%, 08/01/2025
(f)
1,375 1,361
Camelot Finance SA
4.50%, 11/01/2026
(f)
3,500 3,526
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(f)
18,544 18,131
Genesys Telecommunications Laboratories Inc/
Greeneden Lux 3 Sarl
10.00%, 11/30/2024
(f)
16,945 17,835
Microsoft Corp
3.13%, 12/06/2028 EUR 1,550 2,105
Oracle Corp
4.13%, 05/15/2045 $ 1,400 1,664
Sophia LP / Sophia Finance Inc
9.00%, 09/30/2023
(f)
8,875 8,941
SS&C Technologies Inc
5.50%, 09/30/2027
(f)
14,425 14,786
$ 84,006
Sovereign - 5.41%
1MDB Global Investments Ltd
4.40%, 03/09/2023 16,300 14,425
Abu Dhabi Government International Bond
2.50%, 04/16/2025
(f)
460 473
3.13%, 10/11/2027 2,000 2,128
3.13%, 09/30/2049
(f)
6,390 6,121
3.88%, 04/16/2050
(f)
900 959
Angolan Government International Bond
8.00%, 11/26/2029
(f)
4,150 1,805
9.13%, 11/26/2049
(f)
1,420 602
Argentina Bonar Bonds
8.75%, 05/07/2024 1,458 351
Argentine Bonos del Tesoro
15.50%, 10/17/2026 ARS 235,713 1,763
Argentine Republic Government International
Bond
0.00%, 12/15/2035
(e),(k)
$ 23,615 90
5.00%, 01/15/2027 EUR 2,970 728
6.88%, 04/22/2021 $ 2,670 762
6.88%, 01/26/2027 14,000 3,500
7.50%, 04/22/2026 2,150 571
8.28%, 12/31/2033 329 114
8.28%, 12/31/2033 2,376 796
Bahrain Government International Bond
7.00%, 10/12/2028 6,000 5,964
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2025 BRL 5,410 1,135
10.00%, 01/01/2031 18,274 3,846

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Chile Government International Bond
3.24%, 02/06/2028 $ 3,800 $ 4,071
Colombian TES
6.00%, 04/28/2028 COP 3,652,400 878
6.25%, 11/26/2025 7,556,900 1,937
Costa Rica Government International Bond
6.13%, 02/19/2031
(f)
$ 6,750 5,451
Croatia Government International Bond
5.50%, 04/04/2023 1,350 1,454
Dominican Republic International Bond
5.88%, 01/30/2060
(f)
2,955 2,357
5.95%, 01/25/2027 7,000 6,317
6.40%, 06/05/2049
(f)
5,000 4,112
Egypt Government International Bond
6.13%, 01/31/2022 1,700 1,691
6.38%, 04/11/2031 EUR 7,500 6,875
7.90%, 02/21/2048
(f)
$ 1,700 1,464
8.15%, 11/20/2059
(f)
190 165
8.70%, 03/01/2049
(f)
1,600 1,434
El Salvador Government International Bond
5.88%, 01/30/2025
(f)
555 443
Export-Import Bank of India
3.88%, 02/01/2028 3,200 3,167
Export-Import Bank of Korea
6.20%, 08/07/2021
(f)
INR 99,100 1,308
8.00%, 05/15/2024
(f)
IDR 25,800,000 1,734
Gabon Government International Bond
6.38%, 12/12/2024
(f)
$ 440 315
6.95%, 06/16/2025
(f)
775 546
6.95%, 06/16/2025 5,728 4,036
Ghana Government International Bond
7.63%, 05/16/2029
(f)
525 402
8.13%, 01/18/2026
(f)
1,200 989
8.13%, 03/26/2032 1,300 988
8.75%, 03/11/2061
(f)
1,630 1,228
10.75%, 10/14/2030
(f)
5,700 5,927
Guatemala Government Bond
6.13%, 06/01/2050
(f)
1,800 1,878
6.13%, 06/01/2050 900 939
Honduras Government International Bond
6.25%, 01/19/2027 1,750 1,641
Indonesia Government International Bond
4.35%, 01/08/2027
(f)
1,500 1,586
4.63%, 04/15/2043
(f)
2,400 2,556
4.75%, 07/18/2047
(f)
1,735 1,863
4.75%, 07/18/2047 790 848
Indonesia Treasury Bond
7.00%, 05/15/2027 IDR 37,354,000 2,404
8.38%, 03/15/2034 38,389,000 2,609
Israel Government International Bond
4.50%, 01/30/2043 $ 3,050 3,678
Ivory Coast Government International Bond
5.75%, 12/31/2032
(k)
8,550 7,438
6.88%, 10/17/2040
(f)
EUR 2,685 2,399
Kenya Government International Bond
7.00%, 05/22/2027
(f)
$ 3,417 3,101
7.25%, 02/28/2028
(f)
500 449
8.00%, 05/22/2032
(f)
1,000 905
8.00%, 05/22/2032 5,009 4,533
Mexican Bonos
7.50%, 06/03/2027 MXN 87,910 3,915
7.75%, 05/29/2031 70,040 3,085
8.50%, 05/31/2029 73,690 3,452
8.50%, 11/18/2038 39,120 1,771
10.00%, 11/20/2036 34,490 1,793
Mexico Government International Bond
4.75%, 04/27/2032 $ 2,250 2,267
4.75%, 03/08/2044 2,350 2,177
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Morocco Government International Bond
4.25%, 12/11/2022 $ 1,400 $ 1,455
Mozambique International Bond
5.00%, 09/15/2031
(f)
7,200 4,933
Nigeria Government International Bond
6.50%, 11/28/2027 10,200 7,701
7.14%, 02/23/2030
(f)
1,340 1,005
7.63%, 11/21/2025
(f)
2,040 1,703
Oman Government International Bond
6.75%, 01/17/2048 2,375 1,667
Oman Sovereign Sukuk SAOC
4.40%, 06/01/2024 1,100 1,022
Panama Government International Bond
4.50%, 04/01/2056 1,025 1,151
Paraguay Government International Bond
4.95%, 04/28/2031
(f)
950 979
Peru Government Bond
5.94%, 02/12/2029
(f)
PEN 26,620 8,890
6.15%, 08/12/2032
(f)
26,800 8,807
Perusahaan Penerbit SBSN Indonesia III
4.55%, 03/29/2026 $ 1,150 1,223
Peruvian Government International Bond
2.39%, 01/23/2026 960 979
2.78%, 01/23/2031 1,875 1,933
5.63%, 11/18/2050 1,200 1,797
6.90%, 08/12/2037
(f)
PEN 3,933 1,333
Qatar Government International Bond
3.40%, 04/16/2025
(f)
$ 945 1,005
3.75%, 04/16/2030
(f)
2,080 2,271
4.40%, 04/16/2050
(f)
2,160 2,456
Republic of Belarus International Bond
6.88%, 02/28/2023 1,600 1,563
Republic of Poland Government International
Bond
3.25%, 04/06/2026 3,500 3,806
Republic of South Africa Government Bond
8.00%, 01/31/2030 ZAR 18,140 840
Republic of South Africa Government
International Bond
4.88%, 04/14/2026 $ 4,300 3,998
5.75%, 09/30/2049 750 585
Romania Government Bond
3.65%, 09/24/2031 RON 12,250 2,443
5.00%, 02/12/2029 8,485 1,940
Romanian Government International Bond
2.00%, 01/28/2032
(f)
EUR 7,500 6,943
3.38%, 01/28/2050
(f)
2,000 1,857
5.13%, 06/15/2048 $ 2,500 2,655
Russian Federal Bond - OFZ
7.05%, 01/19/2028 RUB 683,017 9,895
7.10%, 10/16/2024 176,227 2,517
7.40%, 12/07/2022 152,298 2,157
7.65%, 04/10/2030 84,556 1,276
7.70%, 03/23/2033 261,635 4,012
7.95%, 10/07/2026 59,968 904
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 $ 2,400 2,649
4.50%, 04/04/2022 200 210
4.75%, 05/27/2026 1,200 1,329
5.25%, 06/23/2047 400 495
Saudi Government International Bond
3.75%, 01/21/2055
(f)
1,610 1,477
4.50%, 10/26/2046 3,000 3,106
Senegal Government International Bond
4.75%, 03/13/2028 EUR 6,750 6,361
Trinidad & Tobago Government International
Bond
4.50%, 08/04/2026
(d)
$ 1,700 1,577

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Turkey Government International Bond
4.88%, 10/09/2026 $ 1,910 $ 1,674
5.25%, 03/13/2030 1,300 1,079
Ukraine Government Bond
16.00%, 08/11/2021 UAH 115,000 4,284
17.00%, 05/11/2022 115,000 4,370
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(k)
$ 4,490 3,314
4.38%, 01/27/2030
(f)
EUR 17,005 14,353
7.75%, 09/01/2021
(f)
$ 1,550 1,494
7.75%, 09/01/2023
(f)
2,245 2,127
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 2,150 2,079
Venezuela Government International Bond
0.00%, 10/13/2019
(e)
15,701 1,256
0.00%, 05/07/2023
(e)
9,395 752
0.00%, 09/15/2027
(e)
8,890 711
0.00%, 08/05/2031
(e)
6,825 546
Vietnam Government International Bond
4.80%, 11/19/2024 1,400 1,459
Zambia Government International Bond
8.50%, 04/14/2024 1,640 533
$ 319,645
Supranational Bank - 0.59%
African Export-Import Bank/The
3.99%, 09/21/2029
(f)
11,935 10,779
Asian Development Bank
6.15%, 02/25/2030 INR 86,440 1,185
6.20%, 10/06/2026 150,680 2,024
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031
(f)
$ 12,880 11,592
Eastern & Southern African Trade &
Development Bank
4.88%, 05/23/2024 8,119 7,244
5.38%, 03/14/2022 2,000 1,823
$ 34,647
Telecommunications - 3.41%
Altice France Holding SA
10.50%, 05/15/2027
(f)
3,000 3,241
Altice France SA/France
7.38%, 05/01/2026
(f)
7,550 7,890
AT&T Inc
2.45%, 03/15/2035 EUR 250 298
4.38%, 09/14/2029 GBP 2,450 3,570
7.00%, 04/30/2040 200 403
Axtel SAB de CV
6.38%, 11/14/2024
(d)
$ 13,100 12,215
6.38%, 11/14/2024
(f)
1,000 932
C&W Senior Financing DAC
6.88%, 09/15/2027
(f)
8,500 8,393
CommScope Inc
6.00%, 03/01/2026
(f)
6,750 6,767
8.25%, 03/01/2027
(f)
4,750 4,553
CommScope Technologies LLC
6.00%, 06/15/2025
(f)
14,260 12,690
Comunicaciones Celulares SA Via Comcel Trust
6.88%, 02/06/2024
(f)
1,000 1,000
6.88%, 02/06/2024 7,595 7,595
Digicel Group One Ltd
8.25%, 12/30/2022
(d),(f)
2,670 1,575
Digicel International Finance Ltd / Digicel
Holdings Bermuda Ltd
8.75%, 05/25/2024
(f)
800 741
8.75%, 05/25/2024 5,175 4,793
Digicel Ltd
6.75%, 03/01/2023
(f)
3,000 1,313
Embarq Corp
8.00%, 06/01/2036 2,155 2,220
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
GTT Communications Inc
7.88%, 12/31/2024
(f)
$ 27,763 $ 16,588
Kenbourne Invest SA
6.88%, 11/26/2024
(f)
1,400 1,309
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 2,850 4,392
7.00%, 03/28/2073
(d),(f),(j)
$ 400 414
USD Swap Semi-Annual 10 Year + 5.21%
7.00%, 03/28/2073
(j)
1,100 1,138
USD Swap Semi-Annual 10 Year + 5.21%
Level 3 Financing Inc
5.13%, 05/01/2023 6,100 6,070
5.38%, 08/15/2022 1,471 1,474
Liquid Telecommunications Financing Plc
8.50%, 07/13/2022 1,500 1,273
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 7,690 7,075
Nokia Oyj
2.00%, 03/15/2024 EUR 400 436
Oi SA
10.00%, PIK 0.00%, 07/27/2025
(k),(m)
$ 1,600 1,192
Sprint Capital Corp
8.75%, 03/15/2032 2,255 3,168
Sprint Corp
7.13%, 06/15/2024 14,025 15,743
7.88%, 09/15/2023 4,800 5,394
Telecom Italia SpA/Milano
3.25%, 01/16/2023 EUR 500 561
3.63%, 05/25/2026 500 571
5.30%, 05/30/2024
(f)
$ 2,415 2,509
Telefonica Celular del Paraguay SA
5.88%, 04/15/2027
(f)
700 684
Telefonica Europe BV
3.75%, 12/31/2049
(i),(j)
EUR 1,000 1,092
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.86%
T-Mobile USA Inc
5.13%, 04/15/2025 $ 1,575 1,595
6.50%, 01/15/2026 2,130 2,250
Turk Telekomunikasyon AS
4.88%, 06/19/2024 1,200 1,128
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 2,000 1,869
Verizon Communications Inc
4.86%, 08/21/2046 1,700 2,307
ViaSat Inc
5.63%, 09/15/2025
(f)
14,575 13,701
5.63%, 04/15/2027
(f)
4,600 4,531
Vodafone Group PLC
5.00%, 05/30/2038 1,900 2,259
Xiaomi Best Time International Ltd
3.38%, 04/29/2030
(f)
965 948
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
12,325 11,953
6.13%, 03/01/2028
(f)
8,075 7,611
$ 201,424
Transportation - 0.36%
BNSF Funding Trust I
6.61%, 12/15/2055
(j)
3,510 3,607
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
4.15%, 04/01/2045 2,100 2,532
Canadian National Railway Co
2.45%, 05/01/2050
(o)
3,200 3,114
Indian Railway Finance Corp Ltd
3.95%, 02/13/2050
(f)
1,000 875
JSL Europe SA
7.75%, 07/26/2024 6,100 5,581

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036
(f)
$ 1,500 $ 1,520
MV24 Capital BV
6.75%, 06/01/2034
(f)
1,282 1,080
Pelabuhan Indonesia II PT
5.38%, 05/05/2045
(f)
1,200 1,199
Rumo Luxembourg Sarl
7.38%, 02/09/2024
(d)
1,800 1,843
$ 21,351
Trucking & Leasing - 0.01%
DAE Funding LLC
5.00%, 08/01/2024
(d)
750 664
Water - 0.16%
American Water Capital Corp
2.80%, 05/01/2030 5,000 5,344
Essential Utilities Inc
2.70%, 04/15/2030 3,750 3,849
$ 9,193
TOTAL BONDS $ 4,148,221
CONVERTIBLE BONDS - 0.01%
Principal
Amount (000's) Value (000's)
Mining - 0.01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(e),(f)
6,966 348
TOTAL CONVERTIBLE BONDS $ 348
SENIOR FLOATING RATE INTERESTS
- 7.17%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.67%
Clarios Global LP
4.28%, 04/30/2026
(p)
$ 6,841 $ 6,177
3 Month USD LIBOR + 3.50%
Dexko Global Inc
9.70%, 07/24/2025
(p)
21,140 18,180
3 Month USD LIBOR + 8.25%
Truck Hero Inc
9.25%, 05/16/2025
(p)
22,010 15,132
3 Month USD LIBOR + 8.25%
$ 39,489
Commercial Services - 0.60%
IRI Holdings Inc
5.86%, 12/01/2025
(p)
5,765 4,843
3 Month USD LIBOR + 4.50%
KUEHG Corp
0.00%, 02/21/2025
(p),(q)
2,521 2,025
3 Month USD LIBOR + 3.75%
9.70%, 08/22/2025
(p)
14,160 10,620
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
0.00%, 03/06/2025
(p),(q)
2,443 1,988
3 Month USD LIBOR + 3.25%
8.50%, 03/13/2026
(p)
14,850 8,539
3 Month USD LIBOR + 7.50%
PAREXEL International Corp
3.60%, 08/09/2024
(p)
4,525 4,132
3 Month USD LIBOR + 2.75%
Refinitiv US Holdings Inc
4.02%, 10/01/2025
(p)
3,135 3,064
1 Month USD LIBOR + 3.25%
$ 35,211
Computers - 0.14%
Flexential Intermediate Corp
8.71%, 07/24/2025
(p)
21,350 7,579
3 Month USD LIBOR + 7.25%
TierPoint LLC
4.75%, 05/05/2024
(p)
1,067 955
3 Month USD LIBOR + 3.75%
$ 8,534
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0.12%
KIK Custom Products Inc
5.00%, 05/15/2023
(p)
$ 7,959 $ 7,090
3 Month USD LIBOR + 4.00%
Cosmetics & Personal Care - 0.27%
Wellness Merger Sub Inc
10.21%, 06/27/2025
(p)
19,410 15,946
3 Month USD LIBOR + 8.75%
Distribution & Wholesale - 0.00%
Targus Group International Inc
0.00%, 05/24/2016
(e),(g),(h),(p)
880 —
3 Month USD LIBOR + 4.00%
Electronics - 0.24%
Deliver Buyer Inc
6.45%, 05/01/2024
(p)
15,797 13,980
3 Month USD LIBOR + 5.00%
Entertainment - 0.38%
18 Fremont Street Acquisition LLC
9.50%, 08/09/2025
(p)
17,870 14,720
1 Month USD LIBOR + 8.00%
Playtika Holding Corp
7.07%, 12/03/2024
(p)
7,913 7,814
1 Month USD LIBOR + 6.00%
$ 22,534
Healthcare - Services - 0.70%
ATI Holdings Acquisition Inc
0.00%, 05/10/2023
(p),(q)
3,193 2,697
3 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
9.00%, 03/16/2025
(p)
23,880 17,910
3 Month USD LIBOR + 8.00%
Dental Corp of Canada Inc
8.50%, 06/01/2026
(p)
15,150 11,552
3 Month USD LIBOR + 7.50%
Dentalcorp Health Services ULC
4.75%, 06/01/2025
(p)
2,678 2,169
3 Month USD LIBOR + 3.75%
Sound Inpatient Physicians Holdings LLC
7.74%, 06/26/2026
(p)
7,975 7,225
3 Month USD LIBOR + 6.75%
$ 41,553
Insurance - 0.84%
Asurion LLC
7.12%, 08/04/2025
(p)
28,440 27,445
3 Month USD LIBOR + 6.50%
7.12%, 08/04/2025
(p)
23,300 22,484
3 Month USD LIBOR + 6.50%
Internet - 0.93%
MH Sub I LLC
8.57%, 09/15/2025
(p)
24,425 21,188
3 Month USD LIBOR + 7.50%
Ten-X LLC
9.00%, 09/29/2025
(g),(h),(p)
35,440 33,934
1 Month USD LIBOR + 8.00%
$ 55,122
Investment Companies - 0.33%
Masergy Holdings Inc
8.56%, 12/16/2024
(p)
13,674 11,521
3 Month USD LIBOR + 7.50%
Zest Acquisition Corp
8.66%, 03/06/2026
(p)
11,260 7,882
3 Month USD LIBOR + 7.50%
$ 19,403
Machinery - Diversified - 0.43%
Engineered Machinery Holdings Inc
8.70%, 07/25/2025
(p)
21,223 18,518
3 Month USD LIBOR + 7.25%

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Granite US Holdings Corp
6.19%, 09/30/2026
(p)
$ 8,229 $ 6,665
1 Month USD LIBOR + 5.25%
$ 25,183
Miscellaneous Manufacturers - 0.09%
UTEX Industries Inc
5.31%, 05/22/2021
(p)
11,628 2,977
3 Month USD LIBOR + 4.00%
8.56%, 05/22/2022
(p)
21,490 2,278
1 Month USD LIBOR + 7.25%
$ 5,255
Pharmaceuticals - 0.66%
Lanai Holdings III Inc
11.50%, 08/14/2023
(p)
25,190 16,373
3 Month USD LIBOR + 8.50%
Packaging Coordinators Midco Inc
9.83%, 06/29/2024
(p)
24,050 21,886
3 Month USD LIBOR + 8.75%
PetVet Care Centers LLC
3.74%, 01/31/2025
(p)
1,047 945
3 Month USD LIBOR + 2.75%
$ 39,204
REITs - 0.05%
CoreCivic Inc
5.50%, 12/12/2024
(p)
3,333 3,100
1 Month USD LIBOR + 4.50%
Software - 0.72%
Applied Systems Inc
8.45%, 09/19/2025
(p)
5,425 5,154
3 Month USD LIBOR + 7.00%
Evergreen Skills Lux Sarl
0.00%, 04/28/2021
(e),(p)
13,162 7,917
3 Month USD LIBOR + 4.75%
Greeneden US Holdings II LLC
4.08%, 12/01/2023
(p)
2,918 2,758
3 Month USD LIBOR + 3.25%
Informatica LLC
7.13%, 02/14/2025
(p)
7,950 7,513
Sophia LP
4.70%, 09/30/2022
(p)
1,493 1,437
3 Month USD LIBOR + 3.25%
Vertafore Inc
4.24%, 07/02/2025
(p)
298 273
3 Month USD LIBOR + 3.25%
8.24%, 06/04/2026
(p)
18,400 17,261
3 Month USD LIBOR + 7.25%
$ 42,313
TOTAL SENIOR FLOATING RATE INTERESTS $ 423,846
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.64%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.64%
0.25%, 04/15/2023 $ 7,500 $ 7,503
0.50%, 03/15/2023 9,250 9,318
0.50%, 03/31/2025
(d)
2,215 2,231
1.13%, 09/30/2021 5,800 5,879
1.50%, 02/15/2030 7,500 8,123
1.75%, 11/15/2029 3,400 3,759
2.38%, 11/15/2049 750 953
$ 37,766
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 37,766
Total Investments $ 5,870,219
Other Assets and Liabilities -  0.63% 37,251
TOTAL NET ASSETS - 100.00% $ 5,907,470
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $46,418 or 0.79% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,295,164 or 38.85% of net assets.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $160,598 or
2.72% of net assets.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Security is an Interest Only Strip.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(o) Security purchased on a when-issued basis.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after April 30, 2020, at which time the interest rate will be determined.

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 69.32%
Canada 4.14%
United Kingdom 2.90%
Cayman Islands 1.85%
Netherlands 1.76%
Mexico 1.61%
Japan 1.30%
France 1.28%
Supranational 1.18%
Virgin Islands, British 0.90%
Luxembourg 0.88%
Switzerland 0.68%
Australia 0.54%
Ukraine 0.52%
India 0.51%
Italy 0.48%
Germany 0.45%
Russian Federation 0.43%
Hong Kong 0.43%
Peru 0.43%
Brazil 0.42%
Ireland 0.38%
Turkey 0.35%
Indonesia 0.29%
Argentina 0.28%
United Arab Emirates 0.27%
Romania 0.26%
Jersey, Channel Islands 0.26%
Chile 0.24%
Spain 0.23%
Nigeria 0.23%
Dominican Republic 0.22%
Sweden 0.22%
Egypt 0.19%
Cote d'Ivoire 0.17%
Mauritius 0.17%
Colombia 0.17%
Singapore 0.17%
Ghana 0.17%
Kenya 0.16%
China 0.15%
Azerbaijan 0.14%
South Africa 0.13%
Austria 0.12%
Kazakhstan 0.11%
Senegal 0.11%
Korea, Republic Of 0.11%
Costa Rica 0.11%
Togo 0.10%
Saudi Arabia 0.10%
Taiwan 0.10%
Qatar 0.10%
Tunisia 0.10%
Isle of Man 0.10%
Bahrain 0.10%
Venezuela 0.10%
Belgium 0.09%
Israel 0.09%
Gabon 0.09%
Mozambique 0.08%
Norway 0.07%
Poland 0.07%
Morocco 0.06%
Bermuda 0.06%
Oman 0.05%
Guatemala 0.05%
Denmark 0.04%
Malaysia 0.04%
Angola 0.04%
Honduras 0.03%
Portfolio Summary  (unaudited) (continued)
Location Percent
Paraguay 0.03%
Thailand 0.03%
Belarus 0.03%
Trinidad And Tobago 0.03%
Panama 0.02%
Mongolia 0.02%
Finland 0.02%
Croatia 0.02%
Portugal 0.02%
Vietnam 0.02%
Philippines 0.01%
El Salvador 0.01%
Ecuador 0.01%
Cambodia 0.01%
Zambia 0.01%
New Zealand 0.00%
Other Assets and Liabilities
0.63%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 225,082 $ 3,475,917 $ 3,456,525 $ 244,474
$ 225,082 $ 3,475,917 $ 3,456,525 $ 244,474
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 1,377 $ — $ — $ —
$ 1,377 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Material Sciences Corp   0.00%, 01/09/2024 12/22/2016 - 03/31/2020 $ 23,455 $ 21,844 0.37%
Real Alloy Holding Inc   0.00%, 11/30/2023 05/31/2018-03/31/2020 19,151 19,151 0.32%
Specialty Steel   11.92%, 11/15/2022 11/15/2017 41,148 41,564 0.71%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 19,437 0.33%
Total $ 101,996 1.73%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 05/29/2020 $ 8,483 EUR 7,825 $ — $ (95)
Bank of New York Mellon 05/29/2020 EUR 265 $ 299 — (9)
Bank of New York Mellon 05/29/2020 $ 530 EUR 480 4 —
Bank of New York Mellon 05/29/2020 EUR 705 $ 772 1 —
Barclays Bank PLC 05/29/2020 PLN 9,895 $ 2,357 29 —
Barclays Bank PLC 05/29/2020 $ 1,394 RON 6,262 — (20)
Goldman Sachs & Co 05/15/2020 RUB 660,000 $ 8,828 38 —
Goldman Sachs & Co 05/15/2020 $ 18,170 RUB 1,340,000 170 —
HSBC Securities Inc 05/11/2020 $ 10,266 EGP 166,500 — (291)
HSBC Securities Inc 05/11/2020 EGP 166,500 $ 10,457 99 —
HSBC Securities Inc 05/15/2020 MXN 113,600 $ 4,711 — (5)
HSBC Securities Inc 05/15/2020 $ 8,047 MXN 190,600 151 —
HSBC Securities Inc 05/15/2020 $ 17,702 PEN 60,150 — (110)
HSBC Securities Inc 05/28/2020 $ 16,859 IDR 238,850,000 1,070 —
HSBC Securities Inc 05/28/2020 IDR 238,850,000 $ 14,808 981 —
JPMorgan Chase 05/15/2020 $ 11,475 BRL 59,900 470 —
JPMorgan Chase 05/15/2020 BRL 36,200 $ 6,838 — (187)
JPMorgan Chase 05/15/2020 $ 97 EUR 88 — —
JPMorgan Chase 05/15/2020 $ 61,801 EUR 56,286 110 —
JPMorgan Chase 05/15/2020 EUR 6,730 $ 7,315 61 —
JPMorgan Chase 05/15/2020 MXN 77,000 $ 3,257 — (67)
JPMorgan Chase 05/29/2020 $ 2,188 ZAR 40,939 — (16)
Standard Chartered Bank, Hong Kong 05/05/2020 $ 4,151 BRL 22,849 — (51)
Standard Chartered Bank, Hong Kong 05/15/2020 $ 100 BRL 549 — (1)
Standard Chartered Bank, Hong Kong 06/02/2020 $ 4,041 BRL 22,200 — (32)
Toronto Dominion Bank 05/29/2020 AUD 4,506 $ 2,926 10 —
Toronto Dominion Bank 05/29/2020 $ 4,302 EUR 3,968 — (48)
Total $ 3,194 $ (932)
Amounts in thousands.

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.95% Shares Held Value (000's)
Money Market Funds - 2.95%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
4,303,510 $ 4,304
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
77,213,474 77,213
$ 81,517
TOTAL INVESTMENT COMPANIES $ 81,517
COMMON STOCKS - 97.72% Shares Held Value (000's)
Engineering & Construction - 0.73%
Lendlease Group 2,518,889 20,065
Lodging - 1.32%
Choice Hotels International Inc 96,213 7,221
City Developments Ltd 3,098,600 17,320
Hilton Worldwide Holdings Inc 157,117 11,895
$ 36,436
Real Estate - 16.17%
Aroundtown SA 2,494,546 13,418
Castellum AB 1,101,586 19,322
Entra ASA
(d)
1,775,245 22,352
Fabege AB 1,833,862 21,724
LEG Immobilien AG 190,887 21,915
Mitsubishi Estate Co Ltd 2,824,200 45,690
Mitsui Fudosan Co Ltd 3,046,493 56,016
New World Development Co Ltd 43,901,000 51,866
Sun Hung Kai Properties Ltd 4,382,000 59,919
Sunac China Holdings Ltd 2,603,000 11,644
Vonovia SE 2,241,889 110,859
Wihlborgs Fastigheter AB
(e)
860,037 12,272
$ 446,997
REITs - 78.38%
Alexandria Real Estate Equities Inc 495,638 77,860
Allied Properties Real Estate Investment Trust 697,004 22,313
American Homes 4 Rent 2,322,602 56,068
American Tower Corp 203,906 48,530
Americold Realty Trust 20,293 621
Apartment Investment and Management Co 958,575 36,110
Ascendas Real Estate Investment Trust 9,520,800 19,911
AvalonBay Communities Inc 637,650 103,905
Big Yellow Group PLC 952,143 12,816
Boston Properties Inc 334,741 32,530
Brandywine Realty Trust 1,019,273 11,375
Canadian Apartment Properties REIT 915,866 31,517
CoreSite Realty Corp 171,518 20,786
Cousins Properties Inc 978,308 29,516
CubeSmart 1,286,784 32,427
CyrusOne Inc 371,855 26,086
Daiwa Office Investment Corp 6,081 33,641
Dexus 5,036,309 29,897
Digital Realty Trust Inc 89,409 13,366
Duke Realty Corp 910,030 31,578
EPR Properties 167,542 4,929
Equinix Inc 82,941 56,002
Equity LifeStyle Properties Inc 464,906 28,038
Equity Residential 295,750 19,241
Essential Properties Realty Trust Inc 1,322,599 19,429
Essex Property Trust Inc 295,087 72,031
Extra Space Storage Inc 448,033 39,534
First Industrial Realty Trust Inc 677,656 25,595
Gecina SA 241,099 31,635
Goodman Group 7,664,697 65,282
Great Portland Estates PLC 94,301 804
Healthcare Realty Trust Inc 499,258 14,673
Healthcare Trust of America Inc 1,876,479 46,218
Healthpeak Properties Inc 1,221,186 31,922
Industrial & Infrastructure Fund Investment Corp 17,125 23,855
Inmobiliaria Colonial Socimi SA 3,616,394 34,931
Invitation Homes Inc 3,532,738 83,549
Japan Hotel REIT Investment Corp 80,435 26,697
Japan Real Estate Investment Corp 606 3,273
Japan Retail Fund Investment Corp 11,047 12,044
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Kilroy Realty Corp 353,079 $ 21,983
Klepierre SA 639,090 12,974
Link REIT 6,232,800 55,561
Macquarie Mexico Real Estate Management SA
de CV
(d)
709,430 576
Merlin Properties Socimi SA 2,573,492 23,882
Mori Hills REIT Investment Corp 11,331 14,498
Nippon Prologis REIT Inc
(f)
11,375 31,489
Nomura Real Estate Master Fund Inc 30,297 34,454
Park Hotels & Resorts Inc 973,075 9,254
Prologis Inc 1,752,806 156,403
Prologis Property Mexico SA de CV 4,457,892 7,256
Regency Centers Corp 639,382 28,075
Rexford Industrial Realty Inc 1,507,772 61,396
Sabra Health Care REIT Inc 918,637 11,777
Saul Centers Inc 231,103 7,539
Segro PLC 8,718,119 91,379
Sekisui House Reit Inc 29,124 17,790
Simon Property Group Inc 317,222 21,181
Stockland 3,659,216 6,795
STORE Capital Corp 1,833,678 36,802
Summit Industrial Income REIT 1,525,022 11,372
Sun Communities Inc 427,699 57,483
Taubman Centers Inc 67,004 2,888
UNITE Group PLC/The 2,959,159 32,675
United Urban Investment Corp 17,015 17,070
VICI Properties Inc 1,356,312 23,627
Welltower Inc 1,022,763 52,396
Weyerhaeuser Co 321,677 7,035
$ 2,166,145
Storage & Warehousing - 0.82%
Safestore Holdings PLC 2,493,676 22,558
Telecommunications - 0.30%
NEXTDC Ltd
(f)
1,468,913 8,38 2
TOTAL COMMON STOCKS $ 2,700,58 3
Total Investments $ 2,782,10 0
Other Assets and Liabilities -  (0.67)% (18,64 6 )
TOTAL NET ASSETS - 100.00% $ 2,763,454
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,474 or 0.45% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,928 or 0.83% of net assets.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Non-income producing security

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 56.47%
Japan 11.46%
Hong Kong 6.06%
United Kingdom 5.80%
Germany 4.80%
Australia 4.72%
Canada 2.36%
Spain 2.12%
Sweden 1.93%
France 1.61%
Singapore 1.35%
Norway 0.81%
Luxembourg 0.48%
China 0.42%
Mexico 0.28%
Other Assets and Liabilities
(0.67)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 6,414 $ 551,768 $ 480,969 $ 77,213
$ 6,414 $ 551,768 $ 480,969 $ 77,213
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 236 $ — $ — $ —
$ 236 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.80% Shares Held Value (000's)
Money Market Funds - 4.80%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
82,006,473 $ 82,006
TOTAL INVESTMENT COMPANIES $ 82,006
BONDS - 20.80%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 0.04%
AmeriCredit Automobile Receivables 2016-1
2.89%, 01/10/2022 $ 731 $ 731
Commercial Mortgage Backed Securities - 6.89%
CD 2017-CD3 Mortgage Trust
3.98%, 02/10/2050
(c)
4,500 4,331
Citigroup Commercial Mortgage Trust
2016-GC36
4.91%, 02/10/2049
(c)
4,400 3,809
COMM 2013-CCRE9 Mortgage Trust
4.39%, 07/10/2045
(c),(d)
2,400 2,168
COMM 2014-CCRE19 Mortgage Trust
4.89%, 08/10/2047
(c)
3,700 3,141
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 7,700 7,904
3.30%, 04/25/2023
(c)
13,000 13,863
3.46%, 08/25/2023
(c)
12,400 13,336
3.53%, 10/25/2023
(c)
5,800 6,272
3.65%, 02/25/2028
(c)
3,250 3,762
Ginnie Mae
0.36%, 10/16/2053
(c),(e)
10,942 294
0.46%, 06/16/2052
(c),(e)
22,649 344
0.51%, 10/16/2054
(c),(e)
39,032 820
0.52%, 10/16/2054
(c),(e)
39,970 826
0.55%, 04/16/2047
(c),(e)
61,571 1,830
0.56%, 12/16/2053
(c),(e)
24,860 792
0.58%, 03/16/2060
(c),(e)
22,553 1,187
0.60%, 08/16/2051
(c),(e)
63,420 1,667
0.61%, 11/16/2045
(c),(e)
25,666 770
0.61%, 07/16/2060
(c),(e)
22,073 1,298
0.63%, 06/16/2054
(c),(e)
50,502 984
0.65%, 10/16/2054
(c),(e)
49,166 1,283
0.68%, 11/16/2052
(c),(e)
41,230 1,395
0.73%, 01/16/2056
(c),(e)
15,816 612
0.74%, 06/16/2057
(c),(e)
10,919 528
0.77%, 09/16/2053
(c),(e)
38,265 1,295
0.79%, 02/16/2053
(c),(e)
35,688 1,554
0.83%, 02/16/2053
(c),(e)
99,217 4,905
2.60%, 05/16/2059 3,811 3,961
2.60%, 03/16/2060 7,018 7,292
GS Mortgage Securities Trust 2013-GC13
4.22%, 07/10/2046
(c),(d)
5,000 3,982
GS Mortgage Securities Trust 2014-GC20
5.13%, 04/10/2047
(c)
2,000 1,825
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08/15/2050 5,250 4,654
Wells Fargo Commercial Mortgage Trust
2015-C31
4.76%, 11/15/2048
(c)
6,000 5,174
WFRBS Commercial Mortgage Trust 2014-C23
4.53%, 10/15/2057
(c)
9,700 9,785
$ 117,643
Credit Card Asset Backed Securities - 1.01%
Chase Issuance Trust
1.01%, 04/17/2023 17,208 17,158
1.00 x 1 Month USD LIBOR + 0.20%
Mortgage Backed Securities - 12.07%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(c),(d)
6,820 7,016
CSMC Trust 2015-1
3.94%, 01/25/2045
(c),(d)
7,071 6,978
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae Interest Strip
3.50%, 12/25/2043
(c),(e)
$ 3,697 $ 552
7.00%, 04/25/2024
(e)
17 2
Fannie Mae REMICS
1.09%, 04/25/2027 6 6
1.00 x 1 Month USD LIBOR + 0.60%
2.14%, 06/25/2045
(e)
13,443 739
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
2.50%, 02/25/2028
(e)
9,470 515
3.00%, 07/25/2032
(e)
8,975 737
3.00%, 10/25/2040
(e)
22,328 1,127
3.00%, 04/25/2042 6,030 6,389
3.00%, 08/25/2042 3,314 3,383
3.00%, 02/25/2043 3,996 4,133
3.00%, 01/25/2046 6,662 6,871
3.00%, 03/25/2046 5,421 5,637
3.00%, 05/25/2048 1,909 1,995
3.50%, 02/25/2036
(e)
6,986 747
3.50%, 01/25/2040
(e)
9,306 436
3.50%, 11/25/2042 9,708 10,526
3.50%, 02/25/2043
(e)
12,987 943
3.50%, 02/25/2043 766 820
3.50%, 07/25/2043
(e)
9,470 751
3.50%, 08/25/2045 2,931 3,293
4.00%, 06/25/2039 8,654 8,996
4.00%, 12/25/2039
(e)
4,409 190
4.00%, 03/25/2045 6,411 7,660
4.50%, 04/25/2045
(e)
18,205 2,831
5.41%, 03/25/2042
(e)
8,799 1,700
(1.00) x 1 Month USD LIBOR + 5.90%
5.51%, 10/25/2046
(e)
4,321 1,002
(1.00) x 1 Month USD LIBOR + 6.00%
6.01%, 04/25/2042
(e)
6,439 1,397
(1.00) x 1 Month USD LIBOR + 6.50%
7.00%, 04/25/2032 702 828
Freddie Mac REMICS
2.50%, 11/15/2032 3,842 4,052
2.50%, 02/15/2043 2,052 2,152
3.00%, 11/15/2030
(e)
3,612 97
3.00%, 06/15/2040 3,625 3,733
3.00%, 10/15/2041 1,840 1,899
3.00%, 10/15/2042 1,203 1,270
3.00%, 04/15/2046 2,289 2,469
3.00%, 11/15/2046 3,019 3,227
3.50%, 03/15/2029 3,706 4,006
3.50%, 04/15/2040
(e)
4,906 203
3.50%, 07/15/2042 2,972 3,043
3.50%, 05/15/2043 3,889 4,091
3.50%, 09/15/2043 7,680 7,948
4.00%, 05/15/2039 4,825 5,053
4.00%, 11/15/2042
(e)
6,770 849
4.00%, 11/15/2045 553 617
5.84%, 09/15/2041
(e)
11,920 1,657
(1.00) x 1 Month USD LIBOR + 6.65%
6.50%, 08/15/2027 62 66
Ginnie Mae
3.00%, 05/16/2037 11,279 11,510
3.50%, 08/20/2039
(e)
13,957 716
3.50%, 01/20/2043
(e)
13,515 2,134
3.50%, 10/20/2044
(e)
16,284 1,792
3.50%, 11/20/2045 4,500 4,776
4.00%, 11/16/2038 273 284
4.00%, 04/20/2044
(e)
4,910 430
4.00%, 01/20/2046
(e)
8,243 670
5.00%, 11/20/2039 2,609 2,985
5.33%, 08/20/2042
(e)
6,092 1,346
(1.00) x 1 Month USD LIBOR + 6.05%

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
5.38%, 06/20/2046
(e)
$ 4,592 $ 953
(1.00) x 1 Month USD LIBOR + 6.10%
5.46%, 08/16/2045
(e)
3,159 716
(1.00) x 1 Month USD LIBOR + 6.25%
5.48%, 08/20/2042
(e)
8,166 1,460
(1.00) x 1 Month USD LIBOR + 6.20%
5.48%, 11/20/2045
(e)
4,626 1,001
(1.00) x 1 Month USD LIBOR + 6.20%
5.48%, 09/20/2047
(e)
5,419 1,022
(1.00) x 1 Month USD LIBOR + 6.20%
5.48%, 09/20/2047
(e)
6,256 1,352
(1.00) x 1 Month USD LIBOR + 6.20%
5.53%, 06/20/2044
(e)
12,281 1,685
(1.00) x 1 Month USD LIBOR + 6.25%
6.03%, 11/20/2045
(e)
4,140 991
(1.00) x 1 Month USD LIBOR + 6.75%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
3,534 3,535
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(c),(d)
2,722 2,751
JP Morgan Mortgage Trust 2019-9
3.50%, 05/25/2050
(c),(d)
2,995 3,012
New Residential Mortgage Loan Trust 2015-2
5.53%, 08/25/2055
(c),(d)
5,323 5,451
NRP Mortgage Trust 2013-1
3.30%, 07/25/2043
(c),(d)
6,304 6,004
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(c)
6,322 6,280
Sequoia Mortgage Trust 2017-2
3.63%, 02/25/2047
(c),(d)
2,307 2,243
Sequoia Mortgage Trust 2017-3
3.80%, 04/25/2047
(c),(d)
2,314 2,196
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(c),(d)
1,142 1,141
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(c),(d)
3,107 3,098
$ 206,166
Other Asset Backed Securities - 0.79%
CNH Equipment Trust 2016-C
1.76%, 09/15/2023 1,600 1,598
TAL Advantage V LLC
3.33%, 05/20/2039
(d)
1,948 1,916
Towd Point Mortgage Trust
3.90%, 10/25/2053
(c),(d)
5,000 5,106
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 4,834 4,931
$ 13,551
TOTAL BONDS $ 355,249
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 73.99%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 11.07%
2.50%, 08/01/2027 $ 972 $ 1,018
2.50%, 02/01/2028 2,964 3,126
3.00%, 02/01/2027 2,545 2,691
3.00%, 02/01/2032 6,257 6,694
3.00%, 01/01/2033 4,174 4,457
3.00%, 04/01/2035 1,925 2,056
3.00%, 03/01/2037 4,360 4,615
3.00%, 10/01/2042 6,271 6,714
3.00%, 10/01/2042 5,479 5,954
3.00%, 05/01/2043 2,166 2,331
3.00%, 07/01/2045 6,027 6,473
3.00%, 10/01/2046 7,171 7,791
3.00%, 01/01/2047 5,885 6,393
3.50%, 11/01/2026 1,355 1,432
3.50%, 02/01/2032 3,189 3,428
3.50%, 04/01/2032 2,841 3,055
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 12/01/2041 $ 2,190 $ 2,410
3.50%, 04/01/2042 5,950 6,423
3.50%, 07/01/2042 7,486 8,104
3.50%, 08/01/2043 4,958 5,429
3.50%, 02/01/2044 5,345 5,708
3.50%, 07/01/2046 8,185 9,003
3.50%, 11/01/2046 5,185 5,652
3.50%, 01/01/2048 8,889 9,769
3.50%, 04/01/2049 12,832 13,982
3.85%, 10/01/2032 1 1
1.00 x 12 Month USD LIBOR + 1.98%
4.00%, 12/01/2041 3,581 4,053
4.00%, 07/01/2042 2,725 3,086
4.00%, 09/15/2042 1,807 2,081
4.00%, 07/01/2043 3,234 3,662
4.00%, 10/01/2045 6,969 7,816
4.00%, 11/01/2047 2,275 2,575
4.00%, 01/01/2048 7,034 7,953
4.50%, 04/01/2041 3,833 4,369
4.50%, 11/01/2043 3,473 3,957
5.00%, 10/01/2025 33 36
5.00%, 12/01/2032 33 36
5.00%, 02/01/2033 339 382
5.00%, 01/01/2034 3,233 3,693
5.00%, 05/01/2034 83 94
5.00%, 07/01/2035 30 34
5.00%, 07/01/2035 2 2
5.00%, 10/01/2035 6 7
5.00%, 11/01/2035 258 295
5.00%, 07/01/2044 2,518 2,875
5.00%, 03/01/2048 4,126 4,735
5.50%, 03/01/2029 1 1
5.50%, 05/01/2033 6 7
5.50%, 10/01/2033 11 13
5.50%, 12/01/2033 242 276
5.50%, 07/01/2037 14 16
5.50%, 04/01/2038 3 4
5.50%, 05/01/2038 29 32
6.00%, 01/01/2021 5 5
6.00%, 06/01/2028 5 5
6.00%, 05/01/2031 62 71
6.00%, 10/01/2031 2 2
6.00%, 02/01/2032 14 16
6.00%, 09/01/2032 46 51
6.00%, 11/01/2033 344 389
6.00%, 11/01/2033 79 87
6.00%, 09/01/2034 51 59
6.00%, 02/01/2035 45 52
6.00%, 10/01/2036 33 38
6.00%, 03/01/2037 73 82
6.00%, 05/01/2037 88 104
6.00%, 01/01/2038 10 11
6.00%, 03/01/2038 31 34
6.00%, 04/01/2038 58 65
6.00%, 07/01/2038 132 149
6.00%, 10/01/2038 79 91
6.50%, 12/01/2021 33 34
6.50%, 04/01/2022 41 42
6.50%, 05/01/2022 26 27
6.50%, 08/01/2022 13 14
6.50%, 05/01/2023 25 25
6.50%, 07/01/2023 1 1
6.50%, 07/01/2025 1 1
6.50%, 09/01/2025 1 1
6.50%, 10/01/2025 1 1
6.50%, 03/01/2029 26 29
6.50%, 04/01/2031 114 128
6.50%, 10/01/2031 43 49

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 02/01/2032 $ 6 $ 7
6.50%, 04/01/2032 5 6
6.50%, 04/01/2035 4 5
6.50%, 02/01/2037 27 32
7.00%, 07/01/2024 1 1
7.00%, 01/01/2028 170 186
7.00%, 06/01/2029 56 65
7.00%, 04/01/2031 41 47
7.00%, 10/01/2031 76 87
7.00%, 04/01/2032 105 124
7.50%, 12/01/2030 3 3
7.50%, 02/01/2031 10 11
7.50%, 02/01/2031 1 2
8.50%, 07/01/2029 67 71
$ 189,109
Federal National Mortgage Association (FNMA) - 0.46%
3.00%, 04/01/2043 5,813 6,167
3.61%, 12/01/2033 45 46
1.00 x 12 Month USD LIBOR + 1.65%
5.50%, 05/01/2033 72 75
6.00%, 01/01/2032 102 110
6.00%, 04/01/2033 160 175
6.00%, 09/01/2034 345 388
6.50%, 06/01/2031 58 69
6.50%, 11/01/2032 328 365
6.50%, 11/01/2032 90 100
7.00%, 08/01/2028 40 45
7.00%, 12/01/2028 39 44
7.00%, 07/01/2029 46 52
7.00%, 07/01/2032 110 123
7.50%, 12/01/2024 55 59
7.50%, 02/01/2030 51 56
$ 7,874
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 39.59%
2.00%, 08/01/2028 1,844 1,903
2.00%, 07/01/2030 4,885 5,042
2.50%, 06/01/2027 3,558 3,744
2.50%, 05/01/2028 1,574 1,662
2.50%, 08/01/2028 2,142 2,261
2.50%, 03/01/2030 4,909 5,183
2.50%, 07/01/2030 6,969 7,338
2.50%, 12/01/2031 6,673 7,036
2.50%, 04/01/2050 14,035 14,624
3.00%, 04/01/2027 2,436 2,579
3.00%, 05/01/2029 4,227 4,501
3.00%, 01/01/2030 368 391
3.00%, 08/01/2031 7,091 7,584
3.00%, 06/01/2033 9,536 10,115
3.00%, 12/01/2034 6,199 6,544
3.00%, 10/01/2036 5,344 5,742
3.00%, 11/01/2042 6,409 6,913
3.00%, 12/01/2042 4,973 5,349
3.00%, 12/01/2042 4,878 5,262
3.00%, 01/01/2043 4,662 5,015
3.00%, 02/01/2043 5,093 5,533
3.00%, 06/01/2043 8,811 9,505
3.00%, 08/01/2043 5,715 6,164
3.00%, 07/01/2045 2,279 2,450
3.00%, 01/01/2046 4,651 5,016
3.00%, 07/01/2046 6,508 6,965
3.00%, 09/01/2046 5,402 5,860
3.00%, 10/01/2046 6,304 6,770
3.00%, 11/01/2046 9,787 10,696
3.00%, 12/01/2046 5,130 5,533
3.00%, 12/01/2046 7,409 7,929
3.00%, 01/01/2047 5,996 6,512
3.00%, 01/01/2047 8,214 8,917
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 01/01/2047 $ 9,063 $ 9,840
3.00%, 10/01/2049 13,548 14,310
3.00%, 12/01/2049 9,862 10,417
3.00%, 01/01/2050 14,837 15,679
3.00%, 02/01/2050 14,134 14,937
3.50%, 08/01/2031 3,597 3,880
3.50%, 02/01/2033 7,531 8,122
3.50%, 09/01/2033 7,450 8,037
3.50%, 06/01/2039 3,826 4,097
3.50%, 02/01/2042 5,196 5,761
3.50%, 06/01/2042 2,726 2,950
3.50%, 07/01/2042 3,954 4,328
3.50%, 09/01/2042 6,962 7,620
3.50%, 11/01/2042 4,030 4,411
3.50%, 02/01/2043 1,672 1,854
3.50%, 05/01/2043 2,287 2,536
3.50%, 05/01/2043 4,136 4,549
3.50%, 09/01/2044 11,984 13,276
3.50%, 10/01/2044 5,509 6,105
3.50%, 11/01/2044 4,827 5,349
3.50%, 03/01/2045 4,389 4,825
3.50%, 03/01/2045 2,576 2,803
3.50%, 06/01/2045 5,330 5,907
3.50%, 08/01/2045 4,890 5,419
3.50%, 09/01/2045 4,241 4,641
3.50%, 10/01/2045 4,930 5,465
3.50%, 11/01/2045 8,728 9,597
3.50%, 01/01/2046 4,301 4,767
3.50%, 03/01/2046 6,021 6,673
3.50%, 04/01/2046 6,298 6,981
3.50%, 10/01/2047 4,542 5,032
3.50%, 11/01/2048 11,838 13,106
3.50%, 05/01/2049 7,947 8,728
4.00%, 01/01/2034 1,018 1,102
4.00%, 10/01/2037 5,184 5,599
4.00%, 09/01/2040 2,176 2,407
4.00%, 02/01/2042 1,750 1,960
4.00%, 01/01/2043 1,752 1,983
4.00%, 03/01/2043 3,210 3,555
4.00%, 08/01/2043 6,011 6,804
4.00%, 04/01/2044 2,283 2,584
4.00%, 08/01/2044 3,100 3,509
4.00%, 08/01/2044 8,281 9,374
4.00%, 11/01/2044 2,484 2,812
4.00%, 12/01/2044 5,117 5,793
4.00%, 02/01/2045 4,231 4,789
4.00%, 07/01/2045 4,589 5,126
4.00%, 08/01/2045 4,956 5,608
4.00%, 01/01/2046 6,772 7,654
4.00%, 07/01/2046 6,345 7,181
4.00%, 08/01/2046 8,670 9,600
4.00%, 07/01/2047 6,731 7,614
4.00%, 10/01/2047 5,648 6,330
4.00%, 12/01/2047 4,693 5,308
4.00%, 02/01/2048 6,627 7,421
4.50%, 09/01/2025 827 884
4.50%, 08/01/2039 2,350 2,646
4.50%, 03/01/2041 2,932 3,257
4.50%, 03/01/2042 6,272 7,141
4.50%, 09/01/2043 5,342 6,084
4.50%, 09/01/2043 3,035 3,457
4.50%, 11/01/2043 4,775 5,437
4.50%, 10/01/2044 2,706 3,047
4.50%, 12/01/2044 6,825 7,773
4.50%, 05/01/2045 3,038 3,459
4.50%, 09/01/2045 4,370 4,933
4.50%, 10/01/2045 5,711 6,499

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 11/01/2045 $ 7,393 $ 8,345
4.50%, 08/01/2048 5,943 6,704
4.50%, 09/01/2048 10,635 12,098
4.50%, 11/01/2048 7,163 7,955
4.50%, 12/01/2048 7,807 8,713
5.00%, 01/01/2026 37 40
5.00%, 04/01/2035 108 123
5.00%, 05/01/2035 57 65
5.00%, 07/01/2035 20 23
5.00%, 02/01/2038 1,584 1,807
5.00%, 03/01/2038 1,135 1,295
5.00%, 02/01/2040 5,198 5,942
5.00%, 05/01/2040 2,161 2,481
5.00%, 07/01/2040 1,272 1,451
5.00%, 07/01/2041 6,060 6,972
5.00%, 02/01/2044 2,741 3,148
5.00%, 06/01/2044 2,595 2,961
5.00%, 05/01/2048 4,534 5,201
5.50%, 06/01/2026 41 45
5.50%, 07/01/2033 479 547
5.50%, 02/01/2037 3 4
5.50%, 12/01/2037 695 795
5.50%, 03/01/2038 145 164
6.00%, 12/01/2022 4 4
6.00%, 03/01/2029 29 33
6.00%, 12/01/2031 1 1
6.00%, 12/01/2031 2 2
6.00%, 11/01/2032 6 7
6.00%, 03/01/2034 127 141
6.00%, 11/01/2037 11 12
6.00%, 02/01/2038 41 46
6.00%, 03/01/2038 45 51
6.00%, 04/01/2039 419 477
6.50%, 09/01/2024 77 86
6.50%, 08/01/2028 16 17
6.50%, 02/01/2029 4 4
6.50%, 03/01/2029 22 25
6.50%, 04/01/2029 21 23
6.50%, 06/01/2031 59 66
6.50%, 12/01/2031 2 2
6.50%, 01/01/2032 28 32
6.50%, 04/01/2032 69 78
6.50%, 04/01/2032 18 21
6.50%, 08/01/2032 61 69
6.50%, 02/01/2033 62 71
6.50%, 04/01/2036 2 3
6.50%, 08/01/2036 23 28
6.50%, 08/01/2036 60 71
6.50%, 10/01/2036 25 30
6.50%, 11/01/2036 19 23
6.50%, 07/01/2037 19 22
6.50%, 07/01/2037 11 13
6.50%, 08/01/2037 318 381
6.50%, 08/01/2037 27 32
6.50%, 02/01/2038 22 25
6.50%, 05/01/2038 3 3
7.00%, 05/01/2022 3 3
7.00%, 11/01/2031 119 136
7.50%, 08/01/2032 7 8
8.50%, 09/01/2025 1 1
9.00%, 09/01/2030 1 1
$ 676,297
Government National Mortgage Association (GNMA) - 13.58%
3.00%, 11/15/2042 3,463 3,697
3.00%, 12/15/2042 3,639 3,889
3.00%, 02/15/2043 4,347 4,715
3.00%, 07/20/2045 15,591 16,612
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 07/20/2046 $ 5,712 $ 6,100
3.00%, 08/20/2046 12,496 13,348
3.00%, 09/20/2046 15,024 16,055
3.00%, 09/20/2046 6,172 6,698
3.00%, 11/20/2046 4,279 4,602
3.00%, 12/20/2046 7,507 8,022
3.00%, 02/20/2047 8,906 9,489
3.00%, 08/20/2047 6,365 6,792
3.00%, 11/15/2047 6,942 7,404
3.50%, 08/20/2042 3,755 4,084
3.50%, 05/15/2043 6,488 7,042
3.50%, 06/20/2043 4,498 4,909
3.50%, 08/15/2043 5,254 5,683
3.50%, 04/20/2045 3,834 4,150
3.50%, 02/20/2047 1,995 2,177
3.50%, 04/20/2047 11,310 12,002
3.50%, 05/20/2047 12,154 13,205
3.50%, 10/20/2047 4,161 4,474
3.50%, 11/20/2047 4,291 4,617
3.50%, 02/20/2048 12,958 13,843
4.00%, 08/15/2041 3,461 3,794
4.00%, 09/15/2041 5,214 5,744
4.00%, 03/15/2044 3,450 3,803
4.00%, 10/20/2044 3,084 3,346
4.00%, 01/20/2048 22,625 24,917
5.00%, 02/15/2034 95 107
5.00%, 10/15/2039 2,122 2,422
5.50%, 07/20/2033 793 898
5.50%, 03/20/2034 832 943
5.50%, 05/20/2035 86 98
6.00%, 10/15/2023 43 47
6.00%, 11/15/2023 7 7
6.00%, 11/15/2023 4 5
6.00%, 12/15/2023 2 2
6.00%, 04/20/2026 24 26
6.00%, 10/20/2028 4 4
6.00%, 02/20/2029 44 49
6.00%, 09/15/2032 53 58
6.00%, 02/15/2033 16 18
6.00%, 07/20/2033 636 727
6.00%, 08/15/2038 65 72
6.50%, 09/15/2023 2 2
6.50%, 09/15/2023 3 4
6.50%, 09/15/2023 9 10
6.50%, 10/15/2023 9 10
6.50%, 12/15/2023 2 2
6.50%, 12/15/2023 8 9
6.50%, 12/15/2023 1 1
6.50%, 12/15/2023 9 10
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 8 8
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 3 4
6.50%, 01/15/2024 15 16
6.50%, 01/15/2024 1 1
6.50%, 04/15/2024 5 6
6.50%, 04/20/2024 3 3
6.50%, 07/15/2024 13 14
6.50%, 01/15/2026 4 4
6.50%, 03/15/2026 3 3
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 5 6
6.50%, 03/20/2031 41 49
6.50%, 04/20/2031 35 42
6.50%, 07/15/2031 1 1
6.50%, 10/15/2031 9 11
6.50%, 07/15/2032 2 3
6.50%, 05/20/2034 438 502

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.80%, 04/20/2025 $ 17 $ 18
7.00%, 11/15/2022 2 2
7.00%, 12/15/2022 10 11
7.00%, 01/15/2023 1 1
7.00%, 01/15/2023 3 3
7.00%, 02/15/2023 10 10
7.00%, 07/15/2023 3 3
7.00%, 07/15/2023 1 1
7.00%, 08/15/2023 7 7
7.00%, 12/15/2023 3 3
7.00%, 12/15/2023 8 8
7.00%, 01/15/2026 5 5
7.00%, 01/15/2027 9 10
7.00%, 10/15/2027 6 6
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 1 1
7.00%, 12/15/2027 2 2
7.00%, 12/15/2027 1 1
7.00%, 04/15/2028 2 2
7.00%, 06/15/2028 86 97
7.00%, 12/15/2028 47 52
7.00%, 01/15/2029 33 37
7.00%, 03/15/2029 20 20
7.00%, 04/15/2029 133 148
7.00%, 05/15/2031 5 6
7.00%, 07/15/2031 1 1
7.00%, 09/15/2031 1 1
7.50%, 12/15/2021 3 3
7.50%, 03/15/2022 2 2
7.50%, 08/15/2022 6 6
7.50%, 08/15/2022 1 1
7.50%, 08/15/2022 1 1
7.50%, 02/15/2023 1 1
7.50%, 05/15/2023 1 1
7.50%, 05/15/2023 4 3
7.50%, 06/15/2023 1 1
7.50%, 03/15/2024 7 7
7.50%, 08/15/2024 1 1
7.50%, 05/15/2027 4 4
7.50%, 06/15/2027 7 7
7.50%, 08/15/2029 21 22
7.50%, 10/15/2029 14 14
7.50%, 11/15/2029 39 40
8.00%, 02/15/2022 4 4
8.00%, 12/15/2030 5 6
9.00%, 11/15/2021 5 4
9.50%, 08/15/2021 1 1
$ 232,006
U.S. Treasury - 1.08%
2.13%, 12/31/2022 4,920 5,167
3.13%, 05/15/2021 13,000 13,401
$ 18,568
U.S. Treasury Bill - 7.81%
0.09%, 07/02/2020
(f)
54,500 54,492
0.11%, 07/30/2020
(f)
78,900 78,881
$ 133,373
U.S. Treasury Strip - 0.40%
0.00%, 05/15/2020
(g),(h)
6,800 6,800
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,264,027
Total Investments $ 1,701,282
Other Assets and Liabilities -  0.41% 6,979
TOTAL NET ASSETS - 100.00% $ 1,708,261
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $56,597 or 3.31% of net assets.
(e) Security is an Interest Only Strip.
(f) Rate shown is the discount rate of the original purchase.
(g) Non-income producing security
(h) Security is a Principal Only Strip.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 83.66%
Government 9.29%
Money Market Funds 4.80%
Asset Backed Securities 1.84%
Other Assets and Liabilities
0.41%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 61,450 $ 464,549 $ 443,993 $ 82,006
$ 61,450 $ 464,549 $ 443,993 $ 82,006
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 403 $ — $ — $ —
$ 403 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2020 Short 304 $ 42,275 $ (1,336)
US Long Bond; June 2020 Short 173 31,319 (793)
US Ultra Bond; June 2020 Short 21 4,720 (459)
Total $ (2,588)
Amounts in thousands except contracts.

Schedule of Investments
Government Money Market Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7.25% Shares Held Value (000's)
Money Market Funds - 7.25%
DWS Government Money Market Series 0.19%
(a)
87,700,000 $ 87,700
Goldman Sachs Financial Square Government
Fund 0.23%
(a)
109,000,000 109,000
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio 0.13%
(a)
23,000,000 23,000
STIT - Government & Agency Portfolio 0.19%
(a)
99,200,000 99,200
$ 318,900
TOTAL INVESTMENT COMPANIES $ 318,900
BONDS - 59.63%
Principal
Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker - 59.63%
Fannie Mae Discount Notes
0.03%, 10 /20/2020 $ 50,000 $ 49,993
0.08%, 11 /13/2020 50,000 49,978
0.14%, 08 /26/2020 40,000 39,982
1.54%, 05 /14/2020 41,667 41,644
Federal Home Loan Bank Discount Notes
0.03%, 09 /01/2020 50,000 49,995
0.03%, 09 /02/2020 50,000 49,995
0.04%, 07 /29/2020 50,000 49,995
0.04%, 07 /30/2020 50,000 49,995
0.05%, 05 /15/2020 25,000 24,999
0.05%, 06 /02/2020 50,000 49,998
0.06%, 09 /23/2020 50,000 49,988
0.06%, 09 /30/2020 50,000 49,987
0.06%, 10 /01/2020 50,000 49,987
0.06%, 10 /02/2020 100,000 99,974
0.06%, 10 /06/2020 50,000 49,987
0.06%, 10 /09/2020 50,000 49,987
0.07%, 05 /27/2020 60,000 59,997
0.07%, 11 /02/2020 50,000 49,982
0.08%, 06 /15/2020 50,000 49,995
0.08%, 06 /19/2020 50,000 49,994
0.09%, 05 /21/2020 50,000 49,997
0.09%, 06 /24/2020 50,000 49,993
0.09%, 07 /22/2020 50,000 49,990
0.10%, 05 /11/2020 40,000 39,999
0.10%, 06 /01/2020 50,000 49,996
0.10%, 07 /20/2020 65,000 64,987
0.10%, 07 /23/2020 50,000 49,982
0.10%, 07 /24/2020 50,000 49,988
0.11%, 05 /28/2020 50,000 49,996
0.12%, 06 /05/2020 50,000 49,994
0.13%, 06 /08/2020 50,000 49,993
0.14%, 05 /22/2020 49,000 48,996
0.14%, 06 /26/2020 50,000 49,989
0.15%, 06 /18/2020 50,000 49,990
0.17%, 07 /21/2020 50,000 49,981
0.17%, 08 /14/2020 50,000 49,975
0.18%, 07 /27/2020 21,000 20,991
0.18%, 08 /03/2020 50,000 49,976
0.18%, 08 /04/2020 50,000 49,976
0.27%, 09 /15/2020 40,000 39,959
0.29%, 07 /10/2020 47,750 47,724
0.85%, 05 /07/2020 50,000 49,999
1.55%, 05 /06/2020 48,500 48,490
1.56%, 05 /01/2020 90,000 90,000
1.56%, 05 /04/2020 50,000 49,993
1.56%, 05 /05/2020 75,000 74,992
1.56%, 05 /13/2020 50,000 49,974
1.56%, 05 /20/2020 50,000 49,959
1.57%, 05 /08/2020 50,000 49,985
1.57%, 05 /26/2020 30,000 29,967
Freddie Mac Discount Notes
0.05%, 10 /19/2020 50,000 49,988
1.53%, 05 /11/2020 50,000 49,979
$ 2,622,250
TOTAL BONDS $ 2,622,250
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 10.68%
Principal
Amount (000's) Value (000's)
U.S. Cash Management Bill - 1.13%
0.12%, 07 /14/2020 $ 50,000 $ 49,988
U.S. Treasury Bill - 9.55%
0.06%, 05 /26/2020 20,000 19,999
0.08%, 06 /11/2020 50,000 49,996
0.09%, 07 /02/2020 50,000 49,992
0.10%, 05 /12/2020 50,000 49,998
0.13%, 05 /19/2020 50,000 49,997
0.14%, 06 /16/2020 50,000 49,991
0.16%, 05 /21/2020 50,000 49,996
0.19%, 06 /09/2020 100,000 99,987
$ 419,956
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 469,944
REPURCHASE AGREEMENTS - 22.47%
Maturity
Amount (000's) Value (000's)
Banks - 22.47%
Bank of Montreal Repurchase Agreement; 0.02%
traded 04/30/2020 maturing 05/01/2020
(collateralized by US Government Securities;
$132,600,054; 0.24%-3.00%; dated
01/31/2021-08/15/2048)
$ 130,000 $ 130,000
Bank of New York Mellon Repurchase
Agreement; 0.02% traded 04/30/2020
maturing 05/01/2020 (collateralized by US
Government Securities; $173,400,066; 2.75%;
dated 06/30/2025-02/15/2028)
170,000 170,000
Barclays Capital Inc Repurchase Agreement;
0.02% traded 04/30/2020 maturing
05/01/2020 (collateralized by US Government
Securities; $126,480,026; 0.00%; dated
05/15/2024-02/15/2048)
124,000 124,000
BNP Paribas Securities Corp Repurchase
Agreement; 0.03% traded 04/30/2020
maturing 05/01/2020 (collateralized by US
Government Securities; $122,400,000; 0.00%-
3.63%; dated 08/15/2020-02/15/2049)
120,000 120,000
Goldman Sachs Repurchase Agreement; 0.02%
traded 04/30/2020 maturing 05/01/2020
(collateralized by US Government Securities;
$173,400,000; 0.00%-6.25%; dated
05/20/2020-11/15/2048)
170,000 170,000
Merrill Lynch Repurchase Agreement; 0.03%
traded 04/30/2020 maturing 05/01/2020
(collateralized by US Government Securities;
$106,080,000; 0.00%-1.63%; dated
07/15/2022-05/15/2035)
104,000 104,000
Mizuho Securities Repurchase Agreement;
0.02% traded 04/30/2020 maturing
05/01/2020 (collateralized by US Government
Securities; $51,000,088; 1.38%-2.75%; dated
08/15/2021-08/31/2023)
50,000 50,000
Royal Bank of Canada Repurchase Agreement;
0.02% traded 04/30/2020 maturing 05/01/2020
(collateralized by US Government Securities;
$122,400,030; 0.13%-3.75%; dated
04/15/2021-11/15/2043)
120,000 120,000
$ 988,000
TOTAL REPURCHASE AGREEMENTS $ 988,000
Total Investments $ 4,399,094
Other Assets and Liabilities -  (0.03)% (1,361)
TOTAL NET ASSETS - 100.00% $ 4,397,733
(a) Current yield shown is as of period end.

Schedule of Investments
Government Money Market Fund
April 30, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  ( unaudited)
Sector Percent
Government 72.30%
Financial 22.47%
Money Market Funds 5.26%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.61% Shares Held Value (000's)
Money Market Funds - 5.61%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
9,247,854 $ 9,248
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
140,748,093 140,748
$ 149,996
TOTAL INVESTMENT COMPANIES $ 149,996
COMMON STOCKS - 0.01% Shares Held Value (000's)
Automobile Manufacturers - 0.00%
Motors Liquidation Co GUC Trust
(d)
270 3
Commercial Services - 0.01%
ATD New Holdings Inc
(d),(e),(f)
101,514 256
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e),(f)
164,087 —
Software - 0.00%
Avaya Holdings Corp
(d)
2 —
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e),(f)
15,207 —
TOTAL COMMON STOCKS $ 259
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e),(f)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 81.80%
Principal
Amount (000's) Value (000's)
Advertising - 0.42%
Lamar Media Corp
3.75%, 02/15/2028
(g)
$ 1,000 $ 921
5.75%, 02/01/2026 601 611
MDC Partners Inc
6.50%, 05/01/2024
(g)
1,260 977
National CineMedia LLC
5.88%, 04/15/2028
(g)
900 639
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(g)
575 526
5.00%, 08/15/2027
(g)
7,090 6,770
5.63%, 02/15/2024 124 123
Terrier Media Buyer Inc
8.88%, 12/15/2027
(g)
830 685
$ 11,252
Aerospace & Defense - 1.97%
Bombardier Inc
5.75%, 03/15/2022
(g)
300 225
6.00%, 10/15/2022
(g)
740 555
6.13%, 01/15/2023
(g)
782 559
7.45%, 05/01/2034
(g)
200 124
7.50%, 12/01/2024
(g)
400 266
7.50%, 03/15/2025
(g)
898 579
7.88%, 04/15/2027
(g)
1,455 942
8.75%, 12/01/2021
(g)
200 166
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(g)
500 341
Howmet Aerospace Inc
5.95%, 02/01/2037 771 723
Leonardo US Holdings Inc
6.25%, 01/15/2040
(g)
140 140
Signature Aviation US Holdings Inc
4.00%, 03/01/2028
(g)
655 557
5.38%, 05/01/2026
(g)
575 530
Spirit AeroSystems Inc
3.95%, 06/15/2023 1,460 1,261
4.60%, 06/15/2028 560 442
TransDigm Inc
5.50%, 11/15/2027
(g)
13,795 11,657
6.25%, 03/15/2026
(g)
13,335 13,052
6.38%, 06/15/2026 11,903 10,188
6.50%, 05/15/2025 1,054 943
7.50%, 03/15/2027 8,005 7,287
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm UK Holdings PLC
6.88%, 05/15/2026 $ 1,435 $ 1,227
Triumph Group Inc
5.25%, 06/01/2022 755 583
7.75%, 08/15/2025 631 409
$ 52,756
Agriculture - 0.10%
JBS Investments II GmbH
5.75%, 01/15/2028
(g)
730 712
7.00%, 01/15/2026
(g)
900 934
Pyxus International Inc
9.88%, 07/15/2021 200 36
Vector Group Ltd
6.13%, 02/01/2025
(g)
753 730
10.50%, 11/01/2026
(g)
415 382
$ 2,794
Airlines - 0.21%
Air Canada
7.75%, 04/15/2021
(g)
250 244
Delta Air Lines Inc
2.90%, 10/28/2024 1,015 793
3.63%, 03/15/2022 1,040 931
3.75%, 10/28/2029 830 580
3.80%, 04/19/2023 685 583
4.38%, 04/19/2028 730 542
UAL 2007-1 Pass Through Trust
6.64%, 01/02/2024 194 168
United Airlines Holdings Inc
4.25%, 10/01/2022 450 373
5.00%, 02/01/2024 1,737 1,328
Virgin Australia Holdings Ltd
7.88%, 10/15/2021
(g)
200 32
8.13%, 11/15/2024
(g)
400 60
$ 5,634
Apparel - 0.10%
Hanesbrands Inc
4.63%, 05/15/2024
(g)
1,045 1,045
4.88%, 05/15/2026
(g)
885 891
Levi Strauss & Co
5.00%, 05/01/2025 150 151
Under Armour Inc
3.25%, 06/15/2026 585 527
Wolverine World Wide Inc
5.00%, 09/01/2026
(g)
80 77
$ 2,691
Automobile Manufacturers - 2.05%
Allison Transmission Inc
4.75%, 10/01/2027
(g)
25 23
5.00%, 10/01/2024
(g)
630 605
5.88%, 06/01/2029
(g)
465 451
Aston Martin Capital Holdings Ltd
6.50%, 04/15/2022
(g),(h)
1,674 1,277
BCD Acquisition Inc
9.63%, 09/15/2023
(g)
800 663
Fiat Chrysler Automobiles NV
5.25%, 04/15/2023 1,427 1,420
Ford Motor Co
4.35%, 12/08/2026 1,500 1,189
4.75%, 01/15/2043 1,446 922
5.29%, 12/08/2046 1,145 776
6.63%, 10/01/2028 1,000 830
7.45%, 07/16/2031 2,960 2,472
9.00%, 04/22/2025 2,840 2,765
9.63%, 04/22/2030 4,410 4,394
Ford Motor Credit Co LLC
3.09%, 01/09/2023 1,400 1,260
3.10%, 05/04/2023 1,700 1,496
3.20%, 01/15/2021 200 193

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Credit Co LLC   (continued)
3.22%, 01/09/2022 $ 500 $ 467
3.34%, 03/18/2021 1,500 1,440
3.34%, 03/28/2022 2,400 2,208
3.35%, 11/01/2022 1,800 1,620
3.55%, 10/07/2022 900 824
3.81%, 10/12/2021 800 752
3.81%, 01/09/2024 1,900 1,686
4.06%, 11/01/2024 4,550 3,958
4.13%, 08/04/2025 3,000 2,546
4.38%, 08/06/2023 1,525 1,388
4.39%, 01/08/2026 1,300 1,133
4.54%, 08/01/2026 1,650 1,415
5.11%, 05/03/2029 1,400 1,185
5.58%, 03/18/2024 6,850 6,439
5.60%, 01/07/2022 900 875
5.88%, 08/02/2021 2,500 2,475
General Motors Co
0.00%, 12/01/2020
(d),(e),(f),(i)
25 —
0.00%, 12/01/2020
(d),(e),(f),(i)
50 —
0.00%, 07/15/2023
(d),(e),(f),(i)
1,000 —
0.00%, 09/01/2025
(d),(e),(f),(i)
700 —
0.00%, 05/01/2028
(d),(e),(f),(i)
150 —
0.00%, 03/06/2032
(d),(e),(f),(i)
75 —
0.00%, 07/15/2033
(d),(e),(f),(i)
100 —
0.00%, 07/15/2033
(d),(e),(f),(i)
5,050 —
0.00%, 03/15/2036
(d),(e),(f),(i)
725 —
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(g),(h)
960 593
JB Poindexter & Co Inc
7.13%, 04/15/2026
(g)
115 112
Navistar International Corp
6.63%, 11/01/2025
(g)
1,505 1,291
Tesla Inc
5.30%, 08/15/2025
(g)
890 868
Wabash National Corp
5.50%, 10/01/2025
(g)
792 649
$ 54,660
Automobile Parts & Equipment - 1.12%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(g)
1,500 1,119
Adient US LLC
7.00%, 05/15/2026
(g)
250 249
American Axle & Manufacturing Inc
6.25%, 04/01/2025 280 213
6.25%, 03/15/2026 649 483
6.50%, 04/01/2027 802 603
6.63%, 10/15/2022 105 88
Cooper-Standard Automotive Inc
5.63%, 11/15/2026
(g)
626 407
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(g)
910 826
6.50%, 06/01/2026
(g)
537 486
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(g)
1,000 699
Delphi Technologies PLC
5.00%, 10/01/2025
(g)
650 608
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027
(h)
585 501
5.00%, 05/31/2026
(h)
700 609
5.13%, 11/15/2023 600 562
IHO Verwaltungs GmbH
4.75%, PIK 5.50%, 09/15/2026
(g),(j),(k)
950 807
Meritor Inc
6.25%, 02/15/2024 69 67
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05/15/2026
(g)
$ 12,915 $ 12,999
8.50%, 05/15/2027
(g)
1,490 1,263
Tenneco Inc
5.00%, 07/15/2026
(h)
434 194
5.38%, 12/15/2024 42 18
Truck Hero Inc
8.50%, 04/21/2024
(g)
5,680 4,713
ZF North America Capital Inc
4.50%, 04/29/2022
(g)
975 989
4.75%, 04/29/2025
(g)
1,400 1,303
$ 29,806
Banks - 1.17%
CIT Group Inc
4.75%, 02/16/2024 795 759
5.00%, 08/15/2022 3,021 2,976
5.00%, 08/01/2023 905 886
5.25%, 03/07/2025
(h)
515 513
6.13%, 03/09/2028 100 102
Commerzbank AG
8.13%, 09/19/2023
(g)
985 1,085
Deutsche Bank AG
4.30%, 05/24/2028
(l)
750 676
USD Swap Semi-Annual 5 Year + 2.25%
4.50%, 04/01/2025 1,255 1,185
Deutsche Bank AG/New York NY
4.88%, 12/01/2032
(l)
645 578
USD Swap Rate NY 5 Year + 2.55%
Dresdner Funding Trust I
8.15%, 06/30/2031
(g)
1,315 1,657
Freedom Mortgage Corp
8.13%, 11/15/2024
(g)
300 249
8.25%, 04/15/2025
(g)
900 765
10.75%, 04/01/2024
(g)
300 273
Intesa Sanpaolo SpA
5.02%, 06/26/2024
(g)
2,250 2,249
5.71%, 01/15/2026
(g)
1,200 1,226
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(g)
14,033 11,893
RBS Capital Trust II
6.43%, 12/31/2049
(l),(m)
150 205
3 Month USD LIBOR + 1.94%
Royal Bank of Scotland Group PLC
7.65%, 12/31/2049
(l),(m)
700 965
3 Month USD LIBOR + 2.50%
Standard Chartered PLC
7.01%, 12/31/2049
(g),(l),(m)
600 633
3 Month USD LIBOR + 1.46%
Synovus Financial Corp
5.90%, 02/07/2029
(l)
900 855
USD Swap Semi-Annual 5 Year + 3.38%
UniCredit SpA
7.30%, 04/02/2034
(g),(l)
1,465 1,574
USD Swap Rate NY 5 Year + 4.91%
$ 31,304
Beverages - 0.03%
Cott Holdings Inc
5.50%, 04/01/2025
(g)
725 729
Building Materials - 0.39%
American Woodmark Corp
4.88%, 03/15/2026
(g)
300 280
BMC East LLC
5.50%, 10/01/2024
(g)
235 223
Boise Cascade Co
5.63%, 09/01/2024
(g)
165 164

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Builders FirstSource Inc
5.00%, 03/01/2030
(g)
$ 640 $ 549
6.75%, 06/01/2027
(g)
725 747
Cornerstone Building Brands Inc
8.00%, 04/15/2026
(g)
1,175 999
CPG Merger Sub LLC
8.00%, 10/01/2021
(g)
70 68
James Hardie International Finance DAC
5.00%, 01/15/2028
(g)
300 284
JELD-WEN Inc
4.63%, 12/15/2025
(g)
1,280 1,139
4.88%, 12/15/2027
(g)
371 327
Louisiana-Pacific Corp
4.88%, 09/15/2024 6 6
Masonite International Corp
5.38%, 02/01/2028
(g)
550 524
5.75%, 09/15/2026
(g)
220 213
Norbord Inc
5.75%, 07/15/2027
(g)
300 273
6.25%, 04/15/2023
(g)
2 2
Patrick Industries Inc
7.50%, 10/15/2027
(g)
435 405
Standard Industries Inc/NJ
4.75%, 01/15/2028
(g)
536 524
5.00%, 02/15/2027
(g)
1,150 1,153
5.38%, 11/15/2024
(g)
1,025 1,028
5.50%, 02/15/2023
(g)
50 50
6.00%, 10/15/2025
(g)
765 788
Summit Materials LLC / Summit Materials
Finance Corp
5.13%, 06/01/2025
(g)
503 487
US Concrete Inc
6.38%, 06/01/2024 248 234
$ 10,467
Chemicals - 1.14%
Aruba Investments Inc
8.75%, 02/15/2023
(g)
175 171
Ashland LLC
4.75%, 08/15/2022 120 125
Blue Cube Spinco LLC
9.75%, 10/15/2023 875 912
10.00%, 10/15/2025 463 491
CF Industries Inc
3.45%, 06/01/2023 1,760 1,782
4.95%, 06/01/2043 950 971
5.15%, 03/15/2034 687 714
5.38%, 03/15/2044 621 643
Chemours Co/The
6.63%, 05/15/2023 497 465
Consolidated Energy Finance SA
6.88%, 06/15/2025
(g)
300 231
Cornerstone Chemical Co
6.75%, 08/15/2024
(g)
12,863 10,419
CVR Partners LP / CVR Nitrogen Finance Corp
9.25%, 06/15/2023
(g)
300 264
Element Solutions Inc
5.88%, 12/01/2025
(g)
800 793
GCP Applied Technologies Inc
5.50%, 04/15/2026
(g)
600 577
HB Fuller Co
4.00%, 02/15/2027 750 695
INEOS Group Holdings SA
5.63%, 08/01/2024
(g)
430 418
Kraton Polymers LLC / Kraton Polymers Capital
Corp
7.00%, 04/15/2025
(g)
900 864
Nufarm Australia Ltd / Nufarm Americas Inc
5.75%, 04/30/2026
(g)
600 564
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
OCI NV
6.63%, 04/15/2023
(g)
$ 500 $ 500
Olin Corp
5.00%, 02/01/2030 520 454
5.13%, 09/15/2027 477 436
5.50%, 08/15/2022 190 193
PolyOne Corp
5.25%, 03/15/2023 355 369
PQ Corp
6.75%, 11/15/2022
(g)
500 504
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(g)
432 370
Rayonier AM Products Inc
5.50%, 06/01/2024
(g),(h)
790 420
SPCM SA
4.88%, 09/15/2025
(g)
850 858
Starfruit Finco BV / Starfruit US Holdco LLC
8.00%, 10/01/2026
(g)
525 492
TPC Group Inc
10.50%, 08/01/2024
(g)
705 576
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.38%, 09/01/2025
(g)
1,018 858
Tronox Finance PLC
5.75%, 10/01/2025
(g)
880 779
Tronox Inc
6.50%, 04/15/2026
(g)
1,075 973
Valvoline Inc
4.38%, 08/15/2025 318 319
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(g)
15 10
WR Grace & Co-Conn
5.13%, 10/01/2021
(g)
1,275 1,281
5.63%, 10/01/2024
(g)
60 60
$ 30,551
Coal - 0.10%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(g)
1,061 684
CONSOL Energy Inc
11.00%, 11/15/2025
(g)
295 127
Foresight Energy LLC / Foresight Energy Finance
Corp
0.00%, 04/01/2023
(d),(g)
550 1
Natural Resource Partners LP / NRP Finance Corp
9.13%, 06/30/2025
(g),(h)
1,000 840
Peabody Energy Corp
6.00%, 03/31/2022
(g)
236 175
SunCoke Energy Partners LP / SunCoke Energy
Partners Finance Corp
7.50%, 06/15/2025
(g)
340 259
Warrior Met Coal Inc
8.00%, 11/01/2024
(g)
585 548
$ 2,634
Commercial Services - 3.07%
ACE Cash Express Inc
12.00%, 12/15/2022
(g)
3 2
Adani Abbot Point Terminal Pty Ltd
4.45%, 12/15/2022
(g),(h)
1,085 857
ADT Security Corp/The
3.50%, 07/15/2022 560 546
4.13%, 06/15/2023 315 313
4.88%, 07/15/2032
(g)
540 481
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
545 256
Algeco Global Finance Plc
8.00%, 02/15/2023
(g)
600 525

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.63%, 07/15/2026
(g)
$ 1,635 $ 1,681
9.75%, 07/15/2027
(g)
905 914
AMN Healthcare Inc
5.13%, 10/01/2024
(g)
423 419
Aptim Corp
7.75%, 06/15/2025
(g)
300 102
APX Group Inc
7.88%, 12/01/2022 918 877
ASGN Inc
4.63%, 05/15/2028
(g)
6,575 6,063
Atento Luxco 1 SA
6.13%, 08/10/2022
(g)
100 63
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.50%, 04/01/2023 14 9
6.38%, 04/01/2024
(g)
118 73
Brink's Co/The
4.63%, 10/15/2027
(g)
1,100 1,029
Capitol Investment Merger Sub 2 LLC
10.00%, 08/01/2024
(g)
360 335
Carriage Services Inc
6.63%, 06/01/2026
(g)
8 8
Cimpress PLC
7.00%, 06/15/2026
(g)
1,250 908
Emeco Pty Ltd
9.25%, 03/31/2022 395 379
Garda World Security Corp
8.75%, 05/15/2025
(g)
1,600 1,584
9.50%, 11/01/2027
(g)
795 795
Gartner Inc
5.13%, 04/01/2025
(g)
440 454
Graham Holdings Co
5.75%, 06/01/2026
(g)
1,029 1,039
Herc Holdings Inc
5.50%, 07/15/2027
(g)
155 145
Hertz Corp/The
5.50%, 10/15/2024
(g)
700 144
6.25%, 10/15/2022 300 68
Jaguar Holding Co II / Pharmaceutical Product
Development LLC
6.38%, 08/01/2023
(g)
753 762
Laureate Education Inc
8.25%, 05/01/2025
(g)
773 790
LSC Communications Inc
8.75%, 10/15/2023
(g)
350 21
Midas Intermediate Holdco II LLC / Midas
Intermediate Holdco II Finance Inc
7.88%, 10/01/2022
(g)
220 153
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
(g)
17,764 15,832
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/2025
(g),(h)
775 748
5.50%, 10/01/2021
(g)
195 193
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
(g)
8,522 8,395
Prime Security Services Borrower LLC / Prime
Finance Inc
5.25%, 04/15/2024
(g)
1,230 1,205
5.75%, 04/15/2026
(g)
950 936
6.25%, 01/15/2028
(g)
1,000 887
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(g)
9,025 9,619
8.25%, 11/15/2026
(g)
1,400 1,519
Ritchie Bros Auctioneers Inc
5.38%, 01/15/2025
(g)
405 409
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
RR Donnelley & Sons Co
6.50%, 11/15/2023 $ 62 $ 55
Service Corp International/US
5.13%, 06/01/2029 565 588
5.38%, 05/15/2024 475 482
8.00%, 11/15/2021 370 389
ServiceMaster Co LLC/The
5.13%, 11/15/2024
(g)
760 775
Sotheby's
7.38%, 10/15/2027
(g),(h)
8,665 7,294
Team Health Holdings Inc
6.38%, 02/01/2025
(g),(h)
4,324 2,378
United Rentals North America Inc
4.00%, 07/15/2030 780 737
4.63%, 10/15/2025 584 574
4.88%, 01/15/2028 1,965 1,969
5.25%, 01/15/2030 200 201
5.50%, 07/15/2025 452 458
5.50%, 05/15/2027 905 914
5.88%, 09/15/2026 1,060 1,089
6.50%, 12/15/2026 1,075 1,113
Verscend Escrow Corp
9.75%, 08/15/2026
(g)
1,150 1,199
WEX Inc
4.75%, 02/01/2023
(g)
130 125
WW International Inc
8.63%, 12/01/2025
(g)
17 17
$ 81,895
Computers - 0.50%
Banff Merger Sub Inc
9.75%, 09/01/2026
(g)
1,450 1,301
Booz Allen Hamilton Inc
5.13%, 05/01/2025
(g)
174 172
Dell Inc
5.40%, 09/10/2040 150 142
6.50%, 04/15/2038 674 693
Dell International LLC / EMC Corp
5.88%, 06/15/2021
(g)
729 729
EMC Corp
3.38%, 06/01/2023 415 413
Everi Payments Inc
7.50%, 12/15/2025
(g)
7 6
Exela Intermediate LLC / Exela Finance Inc
10.00%, 07/15/2023
(g)
735 136
NCR Corp
5.75%, 09/01/2027
(g)
875 877
6.13%, 09/01/2029
(g)
835 829
6.38%, 12/15/2023 480 486
Presidio Holdings Inc
4.88%, 02/01/2027
(g)
4,400 4,334
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
6.75%, 06/01/2025
(g)
836 811
Vericast Corp/Harland Clarke/Checks in the Mail/
Valassis Comm/Valassis Direct
12.50%, 05/01/2024
(g)
479 491
Western Digital Corp
4.75%, 02/15/2026 1,883 1,922
$ 13,342
Consumer Products - 0.08%
ACCO Brands Corp
5.25%, 12/15/2024
(g)
316 314
Central Garden & Pet Co
5.13%, 02/01/2028 642 648
Kronos Acquisition Holdings Inc
9.00%, 08/15/2023
(g)
951 825

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Prestige Brands Inc
6.38%, 03/01/2024
(g)
$ 228 $ 234
$ 2,021
Cosmetics & Personal Care - 0.11%
Avon International Capital PLC
6.50%, 08/15/2022
(g)
878 825
Avon Products Inc
7.00%, 03/15/2023 84 80
8.95%, 03/15/2043 240 233
Coty Inc
6.50%, 04/15/2026
(g)
1,033 868
Edgewell Personal Care Co
4.70%, 05/19/2021 367 369
4.70%, 05/24/2022 445 452
High Ridge Brands Co
0.00%, 03/15/2025
(d),(g)
4,938 49
$ 2,876
Distribution & Wholesale - 0.82%
American Builders & Contractors Supply Co Inc
5.88%, 05/15/2026
(g)
450 445
Anixter Inc
5.13%, 10/01/2021 140 142
5.50%, 03/01/2023 511 516
Core & Main Holdings LP
8.63%, PIK 9.38%, 09/15/2024
(g),(j),(k)
300 285
Core & Main LP
6.13%, 08/15/2025
(g)
580 557
H&E Equipment Services Inc
5.63%, 09/01/2025 476 453
HD Supply Inc
5.38%, 10/15/2026
(g)
650 663
IAA Inc
5.50%, 06/15/2027
(g)
5,998 5,985
KAR Auction Services Inc
5.13%, 06/01/2025
(g)
932 794
Performance Food Group Inc
5.50%, 06/01/2024
(g)
4,260 4,153
5.50%, 10/15/2027
(g)
5,140 4,884
6.88%, 05/01/2025
(g)
2,225 2,264
Resideo Funding Inc
6.13%, 11/01/2026
(g)
703 615
Wolverine Escrow LLC
8.50%, 11/15/2024
(g)
87 61
$ 21,817
Diversified Financial Services - 4.35%
AerCap Holdings NV
5.88%, 10/10/2079
(l)
1,290 861
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Alliance Data Systems Corp
4.75%, 12/15/2024
(g)
8,875 6,567
Ally Financial Inc
5.75%, 11/20/2025 2,025 2,075
8.00%, 11/01/2031 4,340 5,306
8.00%, 11/01/2031 1,237 1,429
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
900 790
6.63%, 03/15/2026 1,209 1,088
Curo Group Holdings Corp
8.25%, 09/01/2025
(g)
650 519
Enova International Inc
8.50%, 09/01/2024
(g)
635 552
8.50%, 09/15/2025
(g)
170 147
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(g),(j),(k)
1,900 1,149
Lincoln Financing SARL
3.63%, 04/01/2024
(g)
EUR 4,400 4,095
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
LoanCore Capital Markets LLC / JLC Finance
Corp
6.88%, 06/01/2020
(g)
$ 5,155 $ 4,949
LPL Holdings Inc
5.75%, 09/15/2025
(g)
859 846
Nationstar Mortgage Holdings Inc
6.00%, 01/15/2027
(g)
4,050 3,456
8.13%, 07/15/2023
(g)
11,550 11,088
9.13%, 07/15/2026
(g)
875 837
Navient Corp
5.50%, 01/25/2023 100 93
5.63%, 08/01/2033 122 92
5.88%, 10/25/2024 790 719
6.13%, 03/25/2024 455 419
6.50%, 06/15/2022 1,100 1,064
6.63%, 07/26/2021 230 229
6.75%, 06/25/2025 550 509
6.75%, 06/15/2026 510 460
7.25%, 01/25/2022 100 98
7.25%, 09/25/2023 140 134
NFP Corp
6.88%, 07/15/2025
(g)
24,181 23,093
8.00%, 07/15/2025
(g)
4,278 3,980
Ocwen Loan Servicing LLC
8.38%, 11/15/2022
(g)
223 166
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(g)
500 483
Quicken Loans Inc
5.25%, 01/15/2028
(g)
8,375 8,130
5.75%, 05/01/2025
(g)
8,664 8,491
SLM Corp
5.13%, 04/05/2022 1,200 1,099
Springleaf Finance Corp
5.38%, 11/15/2029 835 693
5.63%, 03/15/2023 950 903
6.13%, 05/15/2022 500 494
6.13%, 03/15/2024 500 467
6.63%, 01/15/2028 14,045 12,395
6.88%, 03/15/2025 1,400 1,324
7.13%, 03/15/2026 2,724 2,567
7.75%, 10/01/2021 2,043 2,033
Voyager Aviation Holdings LLC / Voyager
Finance Co
8.50%, 08/15/2021
(g)
512 420
$ 116,309
Electric - 0.70%
AES Corp/The
4.50%, 03/15/2023 100 100
5.13%, 09/01/2027 392 409
5.50%, 04/15/2025 3 3
6.00%, 05/15/2026 919 965
Calpine Corp
4.50%, 02/15/2028
(g)
995 965
5.25%, 06/01/2026
(g)
1,150 1,170
5.50%, 02/01/2024 800 793
5.75%, 01/15/2025 890 885
Clearway Energy Operating LLC
5.00%, 09/15/2026 100 100
DPL Inc
7.25%, 10/15/2021 105 106
Drax Finco PLC
6.63%, 11/01/2025
(g)
377 384
InterGen NV
7.00%, 06/30/2023
(g)
750 666
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(g)
400 410

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Operating Partners LP
4.25%, 09/15/2024
(g)
$ 600 $ 609
4.50%, 09/15/2027
(g)
273 280
NRG Energy Inc
5.25%, 06/15/2029
(g)
1,340 1,434
5.75%, 01/15/2028 900 967
6.63%, 01/15/2027 993 1,060
7.25%, 05/15/2026 904 972
Talen Energy Supply LLC
6.63%, 01/15/2028
(g)
345 325
7.25%, 05/15/2027
(g)
505 505
10.50%, 01/15/2026
(g)
528 436
TransAlta Corp
4.50%, 11/15/2022 751 730
6.50%, 03/15/2040 275 239
Vistra Energy Corp
5.88%, 06/01/2023 122 123
Vistra Operations Co LLC
5.00%, 07/31/2027
(g)
1,225 1,249
5.50%, 09/01/2026
(g)
1,250 1,287
5.63%, 02/15/2027
(g)
1,460 1,537
$ 18,709
Electrical Components & Equipment - 0.11%
Energizer Holdings Inc
5.50%, 06/15/2025
(g)
738 747
6.38%, 07/15/2026
(g)
755 785
7.75%, 01/15/2027
(g)
640 675
EnerSys
5.00%, 04/30/2023
(g)
838 836
WESCO Distribution Inc
5.38%, 06/15/2024 11 10
$ 3,053
Electronics - 0.11%
Ingram Micro Inc
5.00%, 08/10/2022 200 187
5.45%, 12/15/2024 393 376
Sensata Technologies BV
4.88%, 10/15/2023
(g)
675 679
5.00%, 10/01/2025
(g)
681 677
5.63%, 11/01/2024
(g)
890 903
$ 2,822
Energy - Alternate Sources - 0.28%
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(g)
5,525 5,787
Pattern Energy Group Inc
5.88%, 02/01/2024
(g)
94 95
TerraForm Power Operating LLC
5.00%, 01/31/2028
(g)
720 749
Topaz Solar Farms LLC
4.88%, 09/30/2039
(g)
149 153
5.75%, 09/30/2039
(g)
537 596
$ 7,380
Engineering & Construction - 0.11%
AECOM
5.13%, 03/15/2027 750 761
5.88%, 10/15/2024 16 17
AECOM Global II LLC / URS Fox US LP
5.00%, 04/01/2022 337 338
Brand Industrial Services Inc
8.50%, 07/15/2025
(g)
640 474
frontdoor Inc
6.75%, 08/15/2026
(g)
215 223
MasTec Inc
4.88%, 03/15/2023 137 135
New Enterprise Stone & Lime Co Inc
6.25%, 03/15/2026
(g)
444 417
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
TopBuild Corp
5.63%, 05/01/2026
(g)
$ 258 $ 253
Tutor Perini Corp
6.88%, 05/01/2025
(g)
431 339
Weekley Homes LLC / Weekley Finance Corp
6.63%, 08/15/2025 27 24
$ 2,981
Entertainment - 1.90%
AMC Entertainment Holdings Inc
5.88%, 11/15/2026 125 28
6.13%, 05/15/2027 348 82
Boyne USA Inc
7.25%, 05/01/2025
(g)
3,228 3,228
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(g)
7,500 5,890
Cedar Fair LP
5.25%, 07/15/2029
(g)
200 172
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp
5.38%, 06/01/2024 100 93
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op
5.38%, 04/15/2027 925 823
Churchill Downs Inc
4.75%, 01/15/2028
(g)
1,255 1,168
5.50%, 04/01/2027
(g)
660 635
Cinemark USA Inc
4.88%, 06/01/2023 8,275 6,951
8.75%, 05/01/2025
(g)
3,050 3,096
Cirsa Finance International Sarl
7.88%, 12/20/2023
(g)
925 750
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.50%, 02/15/2023
(g)
475 285
Eldorado Resorts Inc
6.00%, 04/01/2025 803 771
6.00%, 09/15/2026 580 583
Enterprise Development Authority/The
12.00%, 07/15/2024
(g)
80 72
Gateway Casinos & Entertainment Ltd
8.25%, 03/01/2024
(g)
210 176
International Game Technology PLC
6.25%, 02/15/2022
(g)
1,020 995
6.25%, 01/15/2027
(g)
5,915 5,751
6.50%, 02/15/2025
(g)
660 647
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(g)
495 457
6.38%, 02/01/2024
(g)
550 512
Live Nation Entertainment Inc
4.75%, 10/15/2027
(g)
1,300 1,098
4.88%, 11/01/2024
(g)
650 573
5.63%, 03/15/2026
(g)
2,250 1,980
Merlin Entertainments Ltd
5.75%, 06/15/2026
(g)
1,210 1,143
Mohegan Gaming & Entertainment
7.88%, 10/15/2024
(g)
1,025 582
Motion Bondco DAC
6.63%, 11/15/2027
(g)
173 137
Penn National Gaming Inc
5.63%, 01/15/2027
(g)
250 207
Scientific Games International Inc
5.00%, 10/15/2025
(g)
1,005 878
Six Flags Entertainment Corp
4.88%, 07/31/2024
(g)
542 477
5.50%, 04/15/2027
(g)
890 770
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(g)
6,225 5,167

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(g)
$ 630 $ 648
Vail Resorts Inc
6.25%, 05/15/2025
(g),(n)
3,350 3,455
WMG Acquisition Corp
4.88%, 11/01/2024
(g),(h)
150 150
5.00%, 08/01/2023
(g)
51 51
5.50%, 04/15/2026
(g)
21 21
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(g)
250 234
$ 50,736
Environmental Control - 0.92%
Clean Harbors Inc
4.88%, 07/15/2027
(g)
535 552
5.13%, 07/15/2029
(g)
300 305
Covanta Holding Corp
5.88%, 03/01/2024 145 142
5.88%, 07/01/2025 12,217 11,820
6.00%, 01/01/2027 1,888 1,812
GFL Environmental Inc
5.63%, 05/01/2022
(g)
260 264
7.00%, 06/01/2026
(g)
3,797 3,953
8.50%, 05/01/2027
(g)
4,285 4,676
Harsco Corp
5.75%, 07/31/2027
(g)
495 467
Tervita Corp
7.63%, 12/01/2021
(g)
275 182
Waste Pro USA Inc
5.50%, 02/15/2026
(g)
431 427
$ 24,600
Food - 2.57%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 02/15/2023
(g)
445 436
4.63%, 01/15/2027
(g)
1,105 1,116
5.75%, 03/15/2025 1,595 1,639
5.88%, 02/15/2028
(g)
612 639
6.63%, 06/15/2024 1,479 1,529
7.50%, 03/15/2026
(g)
490 536
B&G Foods Inc
5.25%, 04/01/2025 339 343
Chobani LLC / Chobani Finance Corp Inc
7.50%, 04/15/2025
(g)
405 403
Dole Food Co Inc
7.25%, 06/15/2025
(g)
656 617
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08/15/2026
(g)
375 347
Fresh Market Inc/The
9.75%, 05/01/2023
(g)
743 461
Ingles Markets Inc
5.75%, 06/15/2023 78 78
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(g)
856 866
5.88%, 07/15/2024
(g)
777 793
6.75%, 02/15/2028
(g)
1,455 1,558
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.50%, 01/15/2030
(g)
1,020 1,033
6.50%, 04/15/2029
(g)
1,145 1,211
Kraft Heinz Foods Co
3.00%, 06/01/2026 2,220 2,206
3.50%, 06/06/2022 850 874
3.50%, 07/15/2022 770 787
3.75%, 04/01/2030
(g)
1,280 1,312
3.95%, 07/15/2025 1,628 1,704
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co   (continued)
4.00%, 06/15/2023 $ 625 $ 649
4.38%, 06/01/2046 2,385 2,272
4.63%, 01/30/2029 1,355 1,428
4.63%, 10/01/2039
(g)
825 813
4.88%, 10/01/2049
(g)
1,750 1,744
5.00%, 07/15/2035 1,265 1,358
5.00%, 06/04/2042 1,574 1,599
5.20%, 07/15/2045 2,205 2,264
6.50%, 02/09/2040 1,040 1,214
6.75%, 03/15/2032 305 378
6.88%, 01/26/2039 1,110 1,329
Lamb Weston Holdings Inc
4.63%, 11/01/2024
(g)
835 851
4.88%, 11/01/2026
(g)
1,235 1,241
Pilgrim's Pride Corp
5.75%, 03/15/2025
(g)
920 929
5.88%, 09/30/2027
(g)
690 698
Post Holdings Inc
5.00%, 08/15/2026
(g)
7,013 6,930
5.50%, 12/15/2029
(g)
740 743
5.63%, 01/15/2028
(g)
2,055 2,091
5.75%, 03/01/2027
(g)
3,064 3,136
Safeway Inc
7.25%, 02/01/2031
(h)
260 272
Sigma Holdco BV
7.88%, 05/15/2026
(g)
1,075 1,016
Simmons Foods Inc
5.75%, 11/01/2024
(g)
4,154 3,863
7.75%, 01/15/2024
(g)
500 520
US Foods Inc
5.88%, 06/15/2024
(g)
695 662
6.25%, 04/15/2025
(g)
10,000 10,187
$ 68,675
Food Service - 0.50%
Aramark Services Inc
4.75%, 06/01/2026 580 550
5.00%, 04/01/2025
(g)
550 536
5.00%, 02/01/2028
(g)
1,825 1,775
6.38%, 05/01/2025
(g)
10,100 10,504
$ 13,365
Forest Products & Paper - 0.06%
Cascades Inc
5.75%, 07/15/2023
(g)
225 224
Mercer International Inc
5.50%, 01/15/2026 100 89
6.50%, 02/01/2024 1,275 1,189
Smurfit Kappa Treasury Funding DAC
7.50%, 11/20/2025 150 177
$ 1,679
Gas - 0.08%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 247 251
5.63%, 05/20/2024 671 685
5.75%, 05/20/2027 421 428
5.88%, 08/20/2026 818 833
$ 2,197
Hand & Machine Tools - 0.32%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(g)
13,120 8,069
Colfax Corp
6.00%, 02/15/2024
(g)
140 142
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(g),(h)
375 326
$ 8,537

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0.75%
Avantor Inc
6.00%, 10/01/2024
(g)
$ 1,225 $ 1,292
9.00%, 10/01/2025
(g)
13,995 15,177
Hologic Inc
4.38%, 10/15/2025
(g)
490 492
Immucor Inc
11.13%, 02/15/2022
(g)
289 260
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
6.63%, 05/15/2022
(g)
293 267
7.25%, 02/01/2028
(g)
1,230 1,120
Teleflex Inc
4.63%, 11/15/2027 565 579
4.88%, 06/01/2026 800 812
$ 19,999
Healthcare - Services - 7.10%
Acadia Healthcare Co Inc
5.13%, 07/01/2022 456 438
5.63%, 02/15/2023 1,052 1,007
6.50%, 03/01/2024 429 412
AHP Health Partners Inc
9.75%, 07/15/2026
(g)
1,000 990
Air Medical Group Holdings Inc
6.38%, 05/15/2023
(g)
274 255
Air Methods Corp
8.00%, 05/15/2025
(g),(h)
495 295
Catalent Pharma Solutions Inc
2.38%, 03/01/2028
(g)
EUR 2,850 2,902
4.88%, 01/15/2026
(g)
$ 339 347
5.00%, 07/15/2027
(g)
570 581
Centene Corp
4.25%, 12/15/2027
(g)
3,750 3,923
4.63%, 12/15/2029
(g)
4,000 4,380
4.75%, 05/15/2022 425 429
4.75%, 01/15/2025 1,190 1,227
5.25%, 04/01/2025
(g)
1,060 1,105
5.38%, 06/01/2026
(g)
2,250 2,382
5.38%, 08/15/2026
(g)
400 426
Charles River Laboratories International Inc
4.25%, 05/01/2028
(g)
900 908
5.50%, 04/01/2026
(g)
480 500
CHS/Community Health Systems Inc
6.25%, 03/31/2023 4,002 3,762
6.88%, 02/01/2022 2,558 1,893
8.00%, 03/15/2026
(g)
924 886
8.13%, 06/30/2024
(g)
1,040 707
8.63%, 01/15/2024
(g)
855 834
9.88%, 06/30/2023
(g),(h),(j)
2,000 1,471
DaVita Inc
5.00%, 05/01/2025 330 335
5.13%, 07/15/2024 3,175 3,222
Encompass Health Corp
4.50%, 02/01/2028 655 655
4.75%, 02/01/2030 570 570
5.13%, 03/15/2023 900 896
5.75%, 11/01/2024 1,500 1,507
5.75%, 09/15/2025 2,642 2,682
Envision Healthcare Corp
8.75%, 10/15/2026
(g)
19,150 6,403
HCA Inc
5.38%, 02/01/2025 2,682 2,884
5.38%, 09/01/2026 7,715 8,351
5.63%, 09/01/2028 1,080 1,197
5.88%, 05/01/2023 438 470
5.88%, 02/15/2026 1,180 1,319
5.88%, 02/01/2029 885 1,014
7.50%, 11/06/2033 413 470
7.50%, 11/15/2095 215 237
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
IQVIA Inc
5.00%, 10/15/2026
(g)
$ 962 $ 991
5.00%, 05/15/2027
(g)
900 924
LifePoint Health Inc
4.38%, 02/15/2027
(g)
5,225 4,911
Magellan Health Inc
4.90%, 09/22/2024 325 316
MEDNAX Inc
5.25%, 12/01/2023
(g)
611 577
Molina Healthcare Inc
4.88%, 06/15/2025
(g),(h)
483 485
5.38%, 11/15/2022 775 801
One Call Corp
7.50%, PIK 11.00%, 07/01/2024
(g),(j),(k)
55,511 49,960
Polaris Intermediate Corp
8.50%, PIK 9.25%, 12/01/2022
(g),(h),(j),(k)
19,774 16,560
Quorum Health Corp
0.00%, 04/15/2023
(d)
500 87
Radiology Partners Inc
9.25%, 02/01/2028
(g)
4,525 4,310
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(g)
1,700 1,819
Select Medical Corp
6.25%, 08/15/2026
(g)
500 482
Surgery Center Holdings Inc
6.75%, 07/01/2025
(g),(h)
8,879 7,587
10.00%, 04/15/2027
(g)
3,660 3,386
Tenet Healthcare Corp
4.63%, 07/15/2024 3,775 3,726
4.63%, 09/01/2024
(g)
1,675 1,642
4.88%, 01/01/2026
(g)
8,042 7,911
5.13%, 05/01/2025 295 276
5.13%, 11/01/2027
(g)
1,100 1,087
6.25%, 02/01/2027
(g)
1,295 1,275
6.75%, 06/15/2023 1,168 1,167
6.88%, 11/15/2031 285 247
8.13%, 04/01/2022 12,033 12,126
US Renal Care Inc
10.63%, 07/15/2027
(g)
414 410
West Street Merger Sub Inc
6.38%, 09/01/2025
(g)
2,531 2,373
$ 189,708
Holding Companies - Diversified - 0.09%
Stena AB
7.00%, 02/01/2024
(g),(h)
1,000 870
Stena International SA
5.75%, 03/01/2024
(g)
700 616
6.13%, 02/01/2025
(g)
500 438
VistaJet Malta Finance PLC / XO Management
Holding Inc
10.50%, 06/01/2024
(g)
488 389
$ 2,313
Home Builders - 0.90%
Ashton Woods USA LLC / Ashton Woods Finance
Co
6.63%, 01/15/2028
(g)
900 733
Beazer Homes USA Inc
5.88%, 10/15/2027 245 189
6.75%, 03/15/2025 151 130
Brookfield Residential Properties Inc / Brookfield
Residential US Corp
6.38%, 05/15/2025
(g)
591 588
Century Communities Inc
5.88%, 07/15/2025 538 498
6.75%, 06/01/2027 800 688
K Hovnanian Enterprises Inc
10.00%, 11/15/2025
(g)
1,650 825

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
KB Home
4.80%, 11/15/2029 $ 144 $ 135
7.00%, 12/15/2021 340 352
7.50%, 09/15/2022 226 242
7.63%, 05/15/2023 30 31
Lennar Corp
4.13%, 01/15/2022 580 582
4.50%, 04/30/2024 490 500
4.75%, 11/15/2022 1,200 1,224
4.75%, 05/30/2025 485 498
4.75%, 11/29/2027 500 513
4.88%, 12/15/2023 600 615
5.00%, 06/15/2027 457 471
5.25%, 06/01/2026 232 241
5.38%, 10/01/2022 73 75
5.88%, 11/15/2024 882 926
6.25%, 12/15/2021 187 193
M/I Homes Inc
5.63%, 08/01/2025 231 213
MDC Holdings Inc
5.50%, 01/15/2024 263 267
6.00%, 01/15/2043 400 386
Meritage Homes Corp
6.00%, 06/01/2025 1,208 1,232
New Home Co Inc/The
7.25%, 04/01/2022 625 544
PulteGroup Inc
5.00%, 01/15/2027 985 1,024
5.50%, 03/01/2026 185 197
6.00%, 02/15/2035 632 668
6.38%, 05/15/2033 320 339
7.88%, 06/15/2032 879 1,011
Taylor Morrison Communities Inc
5.75%, 01/15/2028
(g)
795 719
5.88%, 01/31/2025
(g)
765 719
6.00%, 09/01/2023
(g)
275 266
6.63%, 07/15/2027
(g)
90 81
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
670 630
5.88%, 04/15/2023
(g)
566 549
Toll Brothers Finance Corp
3.80%, 11/01/2029 320 299
4.35%, 02/15/2028 740 729
4.38%, 04/15/2023 811 813
4.88%, 03/15/2027 345 349
5.63%, 01/15/2024 383 391
5.88%, 02/15/2022 430 442
TRI Pointe Group Inc
4.88%, 07/01/2021 280 274
5.25%, 06/01/2027 795 719
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 901 874
Williams Scotsman International Inc
7.88%, 12/15/2022
(g)
17 17
$ 24,001
Home Furnishings - 0.02%
Tempur Sealy International Inc
5.50%, 06/15/2026 533 508
Housewares - 0.19%
Newell Brands Inc
3.85%, 04/01/2023 1,800 1,831
4.00%, 12/01/2024 200 200
4.20%, 04/01/2026 1,550 1,553
5.50%, 04/01/2046 697 717
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Housewares (continued)
Scotts Miracle-Gro Co/The
4.50%, 10/15/2029 $ 500 $ 488
5.25%, 12/15/2026 187 190
$ 4,979
Insurance - 2.88%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(g)
13,350 11,815
8.13%, 02/15/2024
(g)
18,805 19,369
10.13%, 08/01/2026
(g)
320 318
Ardonagh Midco 3 PLC
8.63%, 07/15/2023
(g)
475 448
Assurant Inc
7.00%, 03/27/2048
(l)
425 416
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
7.00%, 08/15/2025
(g)
25,627 23,577
Fidelity & Guaranty Life Holdings Inc
5.50%, 05/01/2025
(g)
473 500
Genworth Holdings Inc
4.80%, 02/15/2024
(h)
383 324
4.90%, 08/15/2023 625 538
6.50%, 06/15/2034 150 124
7.63%, 09/24/2021 250 237
GTCR AP Finance Inc
8.00%, 05/15/2027
(g)
1,910 1,786
HUB International Ltd
7.00%, 05/01/2026
(g)
9,115 8,991
MGIC Investment Corp
5.75%, 08/15/2023 1,335 1,308
Radian Group Inc
4.50%, 10/01/2024 1,353 1,312
4.88%, 03/15/2027 800 702
USI Inc/NY
6.88%, 05/01/2025
(g)
5,196 5,209
$ 76,974
Internet - 0.89%
Cogent Communications Group Inc
5.38%, 03/01/2022
(g)
575 583
E*TRADE Financial Corp
5.88%, 12/31/2049
(l),(m)
290 296
3 Month USD LIBOR + 4.44%
EIG Investors Corp
10.88%, 02/01/2024 1,000 860
GrubHub Holdings Inc
5.50%, 07/01/2027
(g)
561 524
Match Group Inc
5.00%, 12/15/2027
(g)
785 822
5.63%, 02/15/2029
(g)
695 728
6.38%, 06/01/2024 47 49
Netflix Inc
4.38%, 11/15/2026 1,656 1,740
4.88%, 04/15/2028 1,926 2,048
5.38%, 11/15/2029
(g)
699 768
5.50%, 02/15/2022 540 562
5.75%, 03/01/2024 1,125 1,223
5.88%, 02/15/2025 725 800
5.88%, 11/15/2028 1,900 2,149
6.38%, 05/15/2029 1,000 1,172
NortonLifeLock Inc
3.95%, 06/15/2022 250 255
5.00%, 04/15/2025
(g)
699 703
Photo Holdings Merger Sub Inc
8.50%, 10/01/2026
(g)
825 714
Uber Technologies Inc
7.50%, 11/01/2023
(g)
700 702
7.50%, 09/15/2027
(g)
1,200 1,224
8.00%, 11/01/2026
(g)
1,203 1,233

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
VeriSign Inc
4.75%, 07/15/2027 $ 1,035 $ 1,102
5.25%, 04/01/2025 635 696
Zayo Group LLC / Zayo Capital Inc
5.75%, 01/15/2027
(g)
2,313 2,174
6.38%, 05/15/2025 615 603
$ 23,730
Investment Companies - 0.16%
Apollo Investment Corp
5.25%, 03/03/2025 270 219
Compass Group Diversified Holdings LLC
8.00%, 05/01/2026
(g)
265 277
FS Energy & Power Fund
7.50%, 08/15/2023
(g)
155 100
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 495 466
5.25%, 05/15/2027 770 731
6.25%, 05/15/2026 1,200 1,179
6.38%, 12/15/2025 1,225 1,207
$ 4,179
Iron & Steel - 1.66%
Allegheny Technologies Inc
7.88%, 08/15/2023 754 691
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(g)
19,380 17,054
Big River Steel LLC / BRS Finance Corp
7.25%, 09/01/2025
(g)
7,982 7,483
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(g)
1,380 1,180
5.75%, 03/01/2025
(h)
375 268
5.88%, 06/01/2027 566 354
6.25%, 10/01/2040 300 159
6.38%, 10/15/2025
(g)
49 35
6.75%, 03/15/2026
(g)
6,025 5,257
7.00%, 03/15/2027
(g)
488 298
Commercial Metals Co
4.88%, 05/15/2023 766 762
5.38%, 07/15/2027 154 151
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(g)
295 251
Mineral Resources Ltd
8.13%, 05/01/2027
(g)
1,000 1,029
Specialty Steel
11.92%, 11/15/2022
(e),(f),(i),(j)
8,680 8,680
United States Steel Corp
6.25%, 03/15/2026
(h)
537 341
6.88%, 08/15/2025
(h)
614 414
$ 44,407
Leisure Products & Services - 0.42%
24 Hour Fitness Worldwide Inc
8.00%, 06/01/2022
(g)
900 27
Carlson Travel Inc
6.75%, 12/15/2023
(g)
240 156
9.50%, 12/15/2024
(g),(h)
12,676 5,324
Constellation Merger Sub Inc
8.50%, 09/15/2025
(g),(h)
315 194
LTF Merger Sub Inc
8.50%, 06/15/2023
(g)
100 79
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028 775 520
5.25%, 11/15/2022 855 618
7.50%, 10/15/2027 565 443
Sabre GLBL Inc
5.25%, 11/15/2023
(g),(h)
581 537
5.38%, 04/15/2023
(g)
610 567
9.25%, 04/15/2025
(g)
775 817
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Viking Cruises Ltd
5.88%, 09/15/2027
(g)
$ 1,075 $ 723
Vista Outdoor Inc
5.88%, 10/01/2023 125 118
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
1,275 1,002
$ 11,125
Lodging - 1.67%
Boyd Gaming Corp
6.00%, 08/15/2026 5,725 5,182
6.38%, 04/01/2026 5,610 5,053
Diamond Resorts International Inc
7.75%, 09/01/2023
(g)
300 242
10.75%, 09/01/2024
(g),(h)
935 595
Hilton Domestic Operating Co Inc
4.25%, 09/01/2024 92 89
4.88%, 01/15/2030 1,510 1,442
5.13%, 05/01/2026 1,000 987
5.38%, 05/01/2025
(g)
1,250 1,242
5.75%, 05/01/2028
(g)
1,250 1,260
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.13%, 12/01/2024 369 338
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.63%, 04/01/2025 553 542
4.88%, 04/01/2027 1,117 1,083
Marriott Ownership Resorts Inc / ILG LLC
6.50%, 09/15/2026 875 829
Melco Resorts Finance Ltd
5.38%, 12/04/2029
(g)
845 789
MGM China Holdings Ltd
5.38%, 05/15/2024
(g)
730 712
5.88%, 05/15/2026
(g)
730 723
MGM Resorts International
5.50%, 04/15/2027
(h)
653 600
5.75%, 06/15/2025 693 665
6.00%, 03/15/2023 1,045 1,016
7.75%, 03/15/2022 713 725
Station Casinos LLC
5.00%, 10/01/2025
(g)
11,063 9,223
Wyndham Destinations Inc
3.90%, 03/01/2023 82 72
4.25%, 03/01/2022 1,200 1,134
5.40%, 04/01/2024 266 233
5.75%, 04/01/2027 1,100 963
Wyndham Hotels & Resorts Inc
5.38%, 04/15/2026
(g)
465 425
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
4.25%, 05/30/2023
(g)
300 280
5.25%, 05/15/2027
(g)
520 452
5.50%, 03/01/2025
(g)
7,460 6,639
Wynn Macau Ltd
4.88%, 10/01/2024
(g)
425 406
5.50%, 10/01/2027
(g)
565 542
$ 44,483
Machinery - Construction & Mining - 0.12%
BWX Technologies Inc
5.38%, 07/15/2026
(g)
1,006 1,027
Manitowoc Co Inc/The
9.00%, 04/01/2026
(g)
1,535 1,374
Terex Corp
5.63%, 02/01/2025
(g)
998 905
$ 3,306
Machinery - Diversified - 1.09%
ATS Automation Tooling Systems Inc
6.50%, 06/15/2023
(g)
521 521

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Cleaver-Brooks Inc
7.88%, 03/01/2023
(g)
$ 416 $ 342
JPW Industries Holding Corp
9.00%, 10/01/2024
(g)
12,565 9,188
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(g)
203 191
Mueller Water Products Inc
5.50%, 06/15/2026
(g)
2,524 2,583
RBS Global Inc / Rexnord LLC
4.88%, 12/15/2025
(g)
1,242 1,211
SPX FLOW Inc
5.63%, 08/15/2024
(g)
284 286
5.88%, 08/15/2026
(g)
3,010 3,040
Stevens Holding Co Inc
6.13%, 10/01/2026
(g)
1,265 1,268
Tennant Co
5.63%, 05/01/2025 239 239
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(g)
11,116 10,366
$ 29,235
Media - 7.34%
Altice Financing SA
5.00%, 01/15/2028
(g)
1,000 975
7.50%, 05/15/2026
(g)
2,496 2,602
AMC Networks Inc
4.75%, 08/01/2025 617 564
5.00%, 04/01/2024 2,325 2,254
Belo Corp
7.25%, 09/15/2027 600 600
CCO Holdings LLC / CCO Holdings Capital Corp
4.00%, 03/01/2023
(g)
465 468
4.50%, 08/15/2030
(g)
2,250 2,279
4.50%, 05/01/2032
(g)
3,625 3,601
4.75%, 03/01/2030
(g)
4,800 4,882
5.00%, 02/01/2028
(g)
6,035 6,196
5.13%, 05/01/2023
(g)
1,065 1,079
5.13%, 05/01/2027
(g)
1,769 1,837
5.38%, 05/01/2025
(g)
411 422
5.38%, 06/01/2029
(g)
1,305 1,377
5.50%, 05/01/2026
(g)
1,080 1,123
5.75%, 02/15/2026
(g)
11,157 11,632
5.88%, 05/01/2027
(g)
1,380 1,437
Cengage Learning Inc
9.50%, 06/15/2024
(g)
718 381
Clear Channel Worldwide Holdings Inc
9.25%, 02/15/2024
(g)
1,096 912
CSC Holdings LLC
5.25%, 06/01/2024 1,630 1,695
5.38%, 02/01/2028
(g)
1,100 1,130
5.50%, 05/15/2026
(g)
2,953 3,064
5.50%, 04/15/2027
(g)
3,381 3,515
5.75%, 01/15/2030
(g)
4,551 4,732
5.88%, 09/15/2022 603 628
6.50%, 02/01/2029
(g)
3,850 4,206
6.63%, 10/15/2025
(g)
2,635 2,756
6.75%, 11/15/2021 775 808
7.50%, 04/01/2028
(g)
5,270 5,792
7.75%, 07/15/2025
(g)
3,260 3,400
10.88%, 10/15/2025
(g)
1,130 1,221
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(g)
355 289
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(g)
8,040 6,110
6.63%, 08/15/2027
(g),(h)
14,050 7,692
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
DISH DBS Corp
5.00%, 03/15/2023 $ 1,779 $ 1,690
5.88%, 07/15/2022 2,555 2,562
5.88%, 11/15/2024 1,964 1,889
6.75%, 06/01/2021 1,899 1,891
7.75%, 07/01/2026 1,181 1,163
Entercom Media Corp
6.50%, 05/01/2027
(g)
910 671
7.25%, 11/01/2024
(g),(h)
2,457 1,523
EW Scripps Co/The
5.13%, 05/15/2025
(g)
142 120
GCI LLC
6.63%, 06/15/2024
(g)
495 512
6.88%, 04/15/2025 85 88
Gray Television Inc
5.13%, 10/15/2024
(g)
165 162
5.88%, 07/15/2026
(g)
400 384
7.00%, 05/15/2027
(g)
735 739
iHeartCommunications Inc
5.25%, 08/15/2027
(g)
250 227
6.38%, 05/01/2026 775 732
8.38%, 05/01/2027 1,405 1,157
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(g)
980 1,019
Liberty Interactive LLC
8.25%, 02/01/2030 435 385
8.50%, 07/15/2029
(h)
175 150
McGraw-Hill Global Education Holdings LLC /
McGraw-Hill Global Education Finance
7.88%, 05/15/2024
(g)
500 320
Meredith Corp
6.88%, 02/01/2026 800 686
Nexstar Broadcasting Inc
5.63%, 08/01/2024
(g)
660 645
5.63%, 07/15/2027
(g)
12,250 11,699
Quebecor Media Inc
5.75%, 01/15/2023 180 190
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(g)
623 617
Scripps Escrow Inc
5.88%, 07/15/2027
(g)
1,000 845
Sinclair Television Group Inc
5.13%, 02/15/2027
(g)
630 531
5.50%, 03/01/2030
(g)
8,450 7,013
5.63%, 08/01/2024
(g)
184 168
5.88%, 03/15/2026
(g)
270 234
Sirius XM Radio Inc
3.88%, 08/01/2022
(g)
1,188 1,195
4.63%, 05/15/2023
(g)
465 468
4.63%, 07/15/2024
(g)
1,330 1,356
5.00%, 08/01/2027
(g)
956 980
5.38%, 04/15/2025
(g)
899 927
5.38%, 07/15/2026
(g)
5,820 6,038
5.50%, 07/01/2029
(g)
1,388 1,464
SportsNet New York
10.25%, 01/15/2025
(e),(f),(i)
4,130 3,996
TEGNA Inc
4.88%, 09/15/2021
(g)
95 94
5.00%, 09/15/2029
(g)
2,100 1,864
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(g)
2,200 2,244
Townsquare Media Inc
6.50%, 04/01/2023
(g)
1,903 1,682
Univision Communications Inc
5.13%, 05/15/2023
(g)
995 945
5.13%, 02/15/2025
(g)
1,929 1,693
6.75%, 09/15/2022
(g)
236 237

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
UPC Holding BV
5.50%, 01/15/2028
(g)
$ 2,175 $ 2,107
Urban One Inc
7.38%, 04/15/2022
(g)
2,540 2,153
ViacomCBS Inc
5.87%, 02/28/2057
(l)
498 453
3 Month USD LIBOR + 3.90%
6.25%, 02/28/2057
(l)
352 345
3 Month USD LIBOR + 3.90%
Videotron Ltd
5.00%, 07/15/2022 400 411
5.13%, 04/15/2027
(g)
520 543
5.38%, 06/15/2024
(g)
517 548
Virgin Media Finance PLC
5.75%, 01/15/2025
(g)
1,000 1,010
6.00%, 10/15/2024
(g)
6,314 6,393
Virgin Media Secured Finance PLC
5.50%, 08/15/2026
(g)
9,020 9,310
5.50%, 05/15/2029
(g)
1,165 1,210
Ziggo Bond Co BV
5.13%, 02/28/2030
(g)
4,950 4,876
6.00%, 01/15/2027
(g)
2,600 2,613
Ziggo BV
5.50%, 01/15/2027
(g)
7,270 7,395
$ 196,221
Metal Fabrication & Hardware - 0.56%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(g)
5,000 4,913
Grinding Media Inc / Moly-Cop AltaSteel Ltd
7.38%, 12/15/2023
(g)
1,550 1,530
Hillman Group Inc/The
6.38%, 07/15/2022
(g)
898 678
Optimas OE Solutions Holding LLC / Optimas
OE Solutions Inc
8.63%, 06/01/2021
(g)
13,276 7,766
$ 14,887
Mining - 2.46%
Alcoa Nederland Holding BV
6.13%, 05/15/2028
(g)
430 416
6.75%, 09/30/2024
(g)
393 389
7.00%, 09/30/2026
(g)
700 693
Aleris International Inc
10.75%, 07/15/2023
(g),(h)
250 258
Arconic Corp
6.13%, 02/15/2028
(g)
9,975 9,352
Century Aluminum Co
7.50%, 06/01/2021
(g)
10,935 9,924
Coeur Mining Inc
5.88%, 06/01/2024
(h)
78 72
Compass Minerals International Inc
4.88%, 07/15/2024
(g)
1,260 1,236
6.75%, 12/01/2027
(g)
353 349
Constellium SE
5.75%, 05/15/2024
(g)
466 450
5.88%, 02/15/2026
(g)
500 461
6.63%, 03/01/2025
(g)
3,087 2,963
Ferroglobe PLC / Globe Specialty Metals Inc
9.38%, 03/01/2022
(g)
325 120
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(g)
953 957
5.13%, 03/15/2023
(g)
300 303
5.13%, 05/15/2024
(g)
1,242 1,260
Freeport-McMoRan Inc
3.55%, 03/01/2022 199 201
3.88%, 03/15/2023 1,700 1,701
4.55%, 11/14/2024 490 491
5.25%, 09/01/2029 1,000 988
5.40%, 11/14/2034 848 795
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Freeport-McMoRan Inc   (continued)
5.45%, 03/15/2043 $ 2,465 $ 2,236
Hudbay Minerals Inc
7.25%, 01/15/2023
(g)
40 36
7.63%, 01/15/2025
(g)
524 474
IAMGOLD Corp
7.00%, 04/15/2025
(g)
1,095 1,104
Joseph T Ryerson & Son Inc
11.00%, 05/15/2022
(g)
7,454 7,156
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(g)
435 440
Kaiser Aluminum Corp
6.50%, 05/01/2025
(g)
1,075 1,088
Northwest Acquisitions ULC / Dominion Finco
Inc
7.13%, 11/01/2022
(g)
15,820 1,622
Novelis Corp
4.75%, 01/30/2030
(g)
7,600 6,673
5.88%, 09/30/2026
(g)
7,205 7,006
Real Alloy Holding Inc
0.00%, PIK 13.94%, 11/30/2023
(d),(e),(f),(i),(j),(k)
4,544 4,544
Taseko Mines Ltd
8.75%, 06/15/2022
(g)
100 52
$ 65,810
Miscellaneous Manufacturers - 0.14%
Amsted Industries Inc
5.63%, 07/01/2027
(g)
495 493
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp
12.25%, 11/15/2026
(g)
705 582
FXI Holdings Inc
7.88%, 11/01/2024
(g)
552 403
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(g)
640 582
Hillenbrand Inc
4.50%, 09/15/2026 1,260 1,153
Koppers Inc
6.00%, 02/15/2025
(g)
139 113
LSB Industries Inc
9.63%, 05/01/2023
(g),(h)
345 321
Trinity Industries Inc
4.55%, 10/01/2024 133 122
$ 3,769
Office & Business Equipment - 0.10%
CDW LLC / CDW Finance Corp
5.00%, 09/01/2025 230 236
5.50%, 12/01/2024 340 362
Pitney Bowes Inc
4.63%, 03/15/2024 26 20
Xerox Corp
3.80%, 05/15/2024 790 764
4.12%, 03/15/2023 900 896
4.80%, 03/01/2035 285 243
6.75%, 12/15/2039 280 269
$ 2,790
Oil & Gas - 4.79%
Aker BP ASA
5.88%, 03/31/2025
(g)
540 505
Antero Resources Corp
5.13%, 12/01/2022 306 213
5.38%, 11/01/2021
(h)
405 362
5.63%, 06/01/2023
(h)
170 100
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
900 504
10.00%, 04/01/2022
(g)
540 443
Athabasca Oil Corp
9.88%, 02/24/2022
(g)
165 23

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Baytex Energy Corp
5.63%, 06/01/2024
(g)
$ 438 $ 162
Berry Petroleum Co LLC
7.00%, 02/15/2026
(g)
315 146
Bruin E&P Partners LLC
8.88%, 08/01/2023
(g)
595 15
California Resources Corp
8.00%, 12/15/2022
(g)
2,796 98
Callon Petroleum Co
6.13%, 10/01/2024 643 124
6.38%, 07/01/2026 430 69
8.25%, 07/15/2025 125 22
Calumet Specialty Products Partners LP / Calumet
Finance Corp
7.63%, 01/15/2022 280 236
7.75%, 04/15/2023
(h)
365 287
11.00%, 04/15/2025
(g),(h)
440 341
Cenovus Energy Inc
3.80%, 09/15/2023
(h)
1,600 1,335
4.25%, 04/15/2027
(h)
1,245 979
5.25%, 06/15/2037 800 541
5.40%, 06/15/2047 1,000 658
6.75%, 11/15/2039 1,350 955
Centennial Resource Production LLC
5.38%, 01/15/2026
(g)
923 277
6.88%, 04/01/2027
(g)
250 75
Chaparral Energy Inc
8.75%, 07/15/2023
(g)
600 12
Chesapeake Energy Corp
11.50%, 01/01/2025
(g)
150 4
CNX Resources Corp
5.88%, 04/15/2022 804 791
7.25%, 03/14/2027
(g)
250 224
Comstock Resources Inc
7.50%, 05/15/2025
(g)
625 519
Continental Resources Inc/OK
5.00%, 09/15/2022 9,137 8,589
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
1,041 843
CVR Energy Inc
5.25%, 02/15/2025
(g)
1,550 1,271
5.75%, 02/15/2028
(g)
300 254
Denbury Resources Inc
7.75%, 02/15/2024
(g)
200 36
9.00%, 05/15/2021
(g)
1,400 252
9.25%, 03/31/2022
(g)
721 130
Diamondback Energy Inc
2.88%, 12/01/2024 400 364
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(g)
757 670
5.75%, 01/30/2028
(g)
7,110 6,349
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(g),(h)
2,180 1,232
Ensign Drilling Inc
9.25%, 04/15/2024
(g)
900 261
EQT Corp
3.00%, 10/01/2022 1,500 1,414
3.90%, 10/01/2027 1,070 899
Extraction Oil & Gas Inc
5.63%, 02/01/2026
(g)
865 143
7.38%, 05/15/2024
(g)
350 55
Global Marine Inc
7.00%, 06/01/2028 65 16
Gran Tierra Energy Inc
7.75%, 05/23/2027
(g)
295 68
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Great Western Petroleum LLC / Great Western
Finance Corp
9.00%, 09/30/2021
(g)
$ 200 $ 126
Gulfport Energy Corp
6.00%, 10/15/2024 667 332
6.38%, 05/15/2025 540 254
6.38%, 01/15/2026 440 200
HighPoint Operating Corp
7.00%, 10/15/2022 895 251
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 10/01/2025
(g),(h)
7,600 4,180
6.25%, 11/01/2028
(g),(h)
50 26
Indigo Natural Resources LLC
6.88%, 02/15/2026
(g)
325 302
Ithaca Energy North Sea PLC
9.38%, 07/15/2024
(g)
325 195
Jagged Peak Energy LLC
5.88%, 05/01/2026 9,625 8,181
Laredo Petroleum Inc
10.13%, 01/15/2028 300 122
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08/01/2026
(g)
285 234
Matador Resources Co
5.88%, 09/15/2026 1,400 700
MEG Energy Corp
6.50%, 01/15/2025
(g)
387 317
7.00%, 03/31/2024
(g),(h)
648 460
7.13%, 02/01/2027
(g)
7,200 4,968
Montage Resources Corp
8.88%, 07/15/2023 25 20
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(g)
809 271
10.50%, 05/15/2027
(g)
600 225
Murphy Oil Corp
4.45%, 12/01/2022 11 9
5.75%, 08/15/2025 31 21
5.87%, 12/01/2042 245 142
Nabors Industries Inc
4.63%, 09/15/2021 26 17
5.75%, 02/01/2025 125 28
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(g),(h)
800 532
Noble Holding International Ltd
5.25%, 03/15/2042 320 2
6.05%, 03/01/2041 500 3
6.20%, 08/01/2040 736 5
7.75%, 01/15/2024 266 15
7.88%, 02/01/2026
(g)
476 111
7.95%, 04/01/2025 1,200 7
Oasis Petroleum Inc
6.25%, 05/01/2026
(g)
220 29
6.88%, 03/15/2022 1,304 192
Occidental Petroleum Corp
2.60%, 08/13/2021 1,800 1,683
2.60%, 04/15/2022
(h)
1,000 880
2.70%, 08/15/2022 7,759 6,750
2.70%, 02/15/2023 2,585 2,220
2.90%, 08/15/2024
(h)
5,515 4,136
3.00%, 02/15/2027 2,945 2,047
3.13%, 02/15/2022
(h)
1,410 1,283
3.20%, 08/15/2026 800 576
3.40%, 04/15/2026
(h)
3,900 2,769
3.50%, 06/15/2025 1,465 1,058
4.20%, 03/15/2048 1,410 842
4.30%, 08/15/2039 1,000 627
4.40%, 04/15/2046 1,925 1,165
4.40%, 08/15/2049
(h)
1,180 707

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp   (continued)
4.50%, 07/15/2044 $ 1,090 $ 659
5.55%, 03/15/2026 200 155
6.95%, 07/01/2024 1,245 1,070
7.50%, 05/01/2031 1,505 1,155
7.95%, 06/15/2039
(h)
740 549
Par Petroleum LLC / Par Petroleum Finance Corp
7.75%, 12/15/2025
(g)
195 137
Parkland Fuel Corp
6.00%, 04/01/2026
(g)
245 236
Parsley Energy LLC / Parsley Finance Corp
4.13%, 02/15/2028
(g)
700 574
5.25%, 08/15/2025
(g)
670 592
5.38%, 01/15/2025
(g),(h)
265 238
5.63%, 10/15/2027
(g)
1,720 1,471
Patterson-UTI Energy Inc
5.15%, 11/15/2029 1,255 832
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028
(g)
1,000 712
7.25%, 06/15/2025 595 446
PDC Energy Inc
5.75%, 05/15/2026 6,790 5,179
6.13%, 09/15/2024 820 644
Precision Drilling Corp
5.25%, 11/15/2024 213 81
6.50%, 12/15/2021 23 17
7.13%, 01/15/2026
(g),(h)
250 100
Pride International LLC
7.88%, 08/15/2040 300 24
Puma International Financing SA
5.00%, 01/24/2026
(g)
730 461
5.13%, 10/06/2024
(g)
400 270
QEP Resources Inc
5.25%, 05/01/2023 232 78
5.38%, 10/01/2022 450 155
Range Resources Corp
5.00%, 08/15/2022 500 460
Seven Generations Energy Ltd
5.38%, 09/30/2025
(g)
1,630 1,300
6.75%, 05/01/2023
(g)
125 113
6.88%, 06/30/2023
(g)
5 5
SM Energy Co
5.00%, 01/15/2024 459 145
5.63%, 06/01/2025 235 66
6.13%, 11/15/2022 371 148
6.75%, 09/15/2026 495 135
Southwestern Energy Co
6.20%, 01/23/2025 805 712
7.50%, 04/01/2026
(h)
235 211
7.75%, 10/01/2027
(h)
90 78
Suncor Energy Ventures Corp
4.50%, 04/01/2022
(g)
700 699
6.00%, 04/01/2042
(g)
340 356
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 500 485
5.50%, 02/15/2026 1,700 1,641
5.88%, 03/15/2028 8,316 7,900
6.00%, 04/15/2027 3,450 3,364
Teine Energy Ltd
6.88%, 09/30/2022
(g)
815 782
Transocean Guardian Ltd
5.88%, 01/15/2024
(g)
848 649
Transocean Inc
6.80%, 03/15/2038 1,252 266
7.25%, 11/01/2025
(g)
6,715 2,552
7.50%, 04/15/2031 690 165
9.35%, 12/15/2041 200 48
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Transocean Pontus Ltd
6.13%, 08/01/2025
(g)
$ 752 $ 609
Transocean Sentry Ltd
5.38%, 05/15/2023
(g)
205 156
Ultra Resources Inc/US
6.88%, 04/15/2022
(g)
550 —
Valaris plc
0.00%, 01/31/2024
(d)
39 3
0.00%, 03/15/2025
(d)
330 26
0.00%, 10/01/2044
(d)
990 79
4.75%, 01/15/2024
(h)
422 46
4.88%, 06/01/2022 400 49
5.85%, 01/15/2044
(h)
430 47
7.38%, 06/15/2025 500 55
Vantage Drilling International
9.25%, 11/15/2023
(g)
400 210
Vermilion Energy Inc
5.63%, 03/15/2025
(g)
179 115
Vine Oil & Gas LP / Vine Oil & Gas Finance
Corp
8.75%, 04/15/2023
(g)
425 225
Viper Energy Partners LP
5.38%, 11/01/2027
(g)
1,050 940
W&T Offshore Inc
9.75%, 11/01/2023
(g)
610 201
WPX Energy Inc
5.25%, 09/15/2024 648 582
5.75%, 06/01/2026 4,519 4,095
8.25%, 08/01/2023 377 362
$ 128,001
Oil & Gas Services - 0.32%
Apergy Corp
6.38%, 05/01/2026 500 410
Archrock Partners LP / Archrock Partners Finance
Corp
6.88%, 04/01/2027
(g)
435 326
CGG Holding US Inc
9.00%, 05/01/2023
(g)
124 118
CSI Compressco LP / CSI Compressco Finance
Inc
7.25%, 08/15/2022 848 269
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05/01/2025 301 181
Forum Energy Technologies Inc
6.25%, 10/01/2021 13,552 4,337
FTS International Inc
6.25%, 05/01/2022 325 80
KCA Deutag UK Finance PLC
7.25%, 05/15/2021
(g)
200 63
McDermott Technology Americas Inc /
McDermott Technology US Inc
0.00%, 05/01/2024
(d),(g)
2,285 114
Oceaneering International Inc
4.65%, 11/15/2024 113 58
6.00%, 02/01/2028 225 116
SESI LLC
7.13%, 12/15/2021
(g)
55 28
Telford Offshore Ltd
12.00%, PIK 12.00%, 12/31/2049
(j),(k),(m)
320 74
Transocean Phoenix 2 Ltd
7.75%, 10/15/2024
(g)
390 343
Transocean Proteus Ltd
6.25%, 12/01/2024
(g)
575 486
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 800 644
6.88%, 09/01/2027 270 216

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Weatherford International Ltd
11.00%, 12/01/2024
(g)
$ 650 $ 481
Welltec A/S
9.50%, 12/01/2022
(g)
335 296
$ 8,640
Packaging & Containers - 3.28%
ARD Finance SA
6.50%, PIK 7.25%, 06/30/2027
(g),(j),(k)
750 696
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
430 419
4.25%, 09/15/2022
(g)
700 704
5.25%, 04/30/2025
(g)
540 556
5.25%, 08/15/2027
(g)
250 243
6.00%, 02/15/2025
(g)
1,425 1,426
Ball Corp
4.00%, 11/15/2023 830 859
4.88%, 03/15/2026 1,140 1,225
5.00%, 03/15/2022 983 1,030
5.25%, 07/01/2025 246 272
Berry Global Inc
4.50%, 02/15/2026
(g)
8,840 8,726
4.88%, 07/15/2026
(g)
6,250 6,384
5.50%, 05/15/2022 400 400
5.63%, 07/15/2027
(g)
3,500 3,596
6.00%, 10/15/2022 160 160
Crown Americas LLC / Crown Americas Capital
Corp IV
4.50%, 01/15/2023 1,030 1,056
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 650 651
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 2,740 2,815
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
818 792
7.88%, 07/15/2026
(g)
395 379
Graphic Packaging International LLC
4.75%, 04/15/2021 120 121
4.88%, 11/15/2022 363 367
LABL Escrow Issuer LLC
6.75%, 07/15/2026
(g)
695 718
10.50%, 07/15/2027
(g)
715 709
Matthews International Corp
5.25%, 12/01/2025
(g)
255 231
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(g)
1,194 1,101
7.25%, 04/15/2025
(g)
1,130 884
Owens-Brockway Glass Container Inc
5.00%, 01/15/2022
(g)
608 614
5.38%, 01/15/2025
(g)
205 200
5.88%, 08/15/2023
(g)
608 614
6.38%, 08/15/2025
(g)
83 84
Pactiv LLC
7.95%, 12/15/2025 400 421
8.38%, 04/15/2027 330 343
Plastipak Holdings Inc
6.25%, 10/15/2025
(g)
10,771 9,616
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
4.72%, 07/15/2021
(g)
1,675 1,650
3 Month USD LIBOR + 3.50%
5.13%, 07/15/2023
(g)
4,605 4,628
7.00%, 07/15/2024
(g)
866 869
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Sealed Air Corp
5.13%, 12/01/2024
(g)
$ 80 $ 84
5.25%, 04/01/2023
(g)
385 397
5.50%, 09/15/2025
(g)
808 860
6.88%, 07/15/2033
(g)
355 392
Silgan Holdings Inc
4.13%, 02/01/2028
(g)
2,575 2,530
Trident TPI Holdings Inc
6.63%, 11/01/2025
(g)
11,440 9,014
9.25%, 08/01/2024
(g)
5,030 4,401
TriMas Corp
4.88%, 10/15/2025
(g)
200 196
Trivium Packaging Finance BV
5.50%, 08/15/2026
(g)
13,167 13,497
8.50%, 08/15/2027
(g)
680 711
$ 87,641
Pharmaceuticals - 1.05%
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
2,280 2,513
9.25%, 04/01/2026
(g)
1,575 1,740
Bausch Health Cos Inc
5.00%, 01/30/2028
(g)
3,900 3,743
5.25%, 01/30/2030
(g)
2,450 2,426
5.50%, 03/01/2023
(g)
212 210
5.50%, 11/01/2025
(g)
1,910 1,986
5.88%, 05/15/2023
(g)
88 87
6.13%, 04/15/2025
(g)
2,440 2,471
7.00%, 03/15/2024
(g)
1,352 1,390
7.00%, 01/15/2028
(g)
4,100 4,253
7.25%, 05/30/2029
(g)
665 710
9.00%, 12/15/2025
(g)
1,470 1,603
Elanco Animal Health Inc
4.90%, 08/28/2028 150 166
5.02%, 08/28/2023 400 422
Endo Dac / Endo Finance LLC / Endo Finco Inc
6.00%, 07/15/2023
(g)
1,203 902
6.00%, 02/01/2025
(g)
1,175 840
HLF Financing Sarl LLC / Herbalife International
Inc
7.25%, 08/15/2026
(g)
318 310
Horizon Therapeutics USA Inc
5.50%, 08/01/2027
(g)
875 910
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
5.50%, 04/15/2025
(g)
965 241
5.63%, 10/15/2023
(g)
389 112
5.75%, 08/01/2022
(g)
43 18
Owens & Minor Inc
3.88%, 09/15/2021 270 255
4.38%, 12/15/2024 270 219
Par Pharmaceutical Inc
7.50%, 04/01/2027
(g)
400 407
$ 27,934
Pipelines - 2.39%
American Midstream Partners LP / American
Midstream Finance Corp
9.50%, 12/15/2021
(g)
700 644
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 8,076 6,299
5.75%, 03/01/2027
(g)
345 255
5.75%, 01/15/2028
(g)
95 70
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.13%, 11/15/2022
(g)
320 272
6.63%, 07/15/2026
(g)
200 134

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Buckeye Partners LP
4.13%, 03/01/2025
(g)
$ 1,875 $ 1,734
4.13%, 12/01/2027 395 353
4.15%, 07/01/2023 495 463
4.35%, 10/15/2024 295 271
4.50%, 03/01/2028
(g)
3,725 3,353
5.60%, 10/15/2044 1,257 892
5.85%, 11/15/2043 395 288
6.37%, 01/22/2078
(l)
390 242
3 Month USD LIBOR + 4.02%
Cheniere Energy Partners LP
4.50%, 10/01/2029
(g)
2,504 2,310
5.25%, 10/01/2025 98 94
CNX Midstream Partners LP / CNX Midstream
Finance Corp
6.50%, 03/15/2026
(g)
970 794
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
368 239
5.75%, 04/01/2025
(h)
487 351
6.25%, 04/01/2023 145 106
DCP Midstream Operating LP
3.88%, 03/15/2023 458 380
4.75%, 09/30/2021
(g)
381 360
4.95%, 04/01/2022 298 271
5.13%, 05/15/2029 740 551
5.38%, 07/15/2025 475 384
5.60%, 04/01/2044 120 62
5.85%, 05/21/2043
(g),(l)
690 317
3 Month USD LIBOR + 3.85%
6.45%, 11/03/2036
(g)
170 99
6.75%, 09/15/2037
(g)
315 189
8.13%, 08/16/2030 45 35
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 615 589
Energy Transfer LP
5.50%, 06/01/2027 1,100 1,126
EnLink Midstream LLC
5.38%, 06/01/2029
(h)
110 68
EnLink Midstream Partners LP
4.15%, 06/01/2025 1,000 620
4.85%, 07/15/2026 80 49
5.05%, 04/01/2045 250 101
EQM Midstream Partners LP
4.00%, 08/01/2024 460 415
4.13%, 12/01/2026 885 759
4.75%, 07/15/2023 310 293
5.50%, 07/15/2028 1,200 1,068
6.50%, 07/15/2048 960 770
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 669 565
6.00%, 05/15/2023 355 313
6.25%, 05/15/2026 360 301
6.50%, 10/01/2025 361 303
7.75%, 02/01/2028 495 421
Global Partners LP / GLP Finance Corp
7.00%, 06/15/2023 90 78
Hess Midstream Operations LP
5.63%, 02/15/2026
(g)
221 206
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(g)
3,015 2,743
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025 $ 1,466 $ 953
7.50%, 11/01/2023 1,125 762
7.50%, 04/15/2026
(h)
85 55
NuStar Logistics LP
4.75%, 02/01/2022 150 140
5.63%, 04/28/2027 7,384 6,646
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(g)
1,100 941
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.50%, 08/15/2022 660 158
5.75%, 04/15/2025 852 171
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
4.75%, 10/01/2023
(g)
30 23
5.50%, 09/15/2024
(g)
440 334
5.50%, 01/15/2028
(g)
872 597
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.25%, 11/15/2023 1,100 993
5.00%, 01/15/2028 1,065 889
5.13%, 02/01/2025 2,410 2,169
5.25%, 05/01/2023 455 430
5.38%, 02/01/2027 94 80
5.50%, 03/01/2030
(g)
4,275 3,644
5.88%, 04/15/2026 1,300 1,165
6.50%, 07/15/2027 615 554
6.75%, 03/15/2024 3,140 2,968
Western Midstream Operating LP
3.10%, 02/01/2025 1,160 1,059
3.95%, 06/01/2025 730 648
4.00%, 07/01/2022 825 798
4.05%, 02/01/2030 1,615 1,474
4.50%, 03/01/2028 725 638
4.65%, 07/01/2026 735 650
4.75%, 08/15/2028 720 634
5.25%, 02/01/2050 1,225 963
5.45%, 04/01/2044
(h)
885 662
$ 63,798
Real Estate - 0.25%
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(g)
1,236 1,194
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(g)
361 332
Howard Hughes Corp/The
5.38%, 03/15/2025
(g)
1,250 1,212
Hunt Cos Inc
6.25%, 02/15/2026
(g)
1,170 994
Kennedy-Wilson Inc
5.88%, 04/01/2024 1,020 976
Newmark Group Inc
6.13%, 11/15/2023 310 285
Realogy Group LLC / Realogy Co-Issuer Corp
4.88%, 06/01/2023
(g),(h)
845 643
5.25%, 12/01/2021
(g)
950 798
WeWork Cos Inc
7.88%, 05/01/2025
(g)
640 259
$ 6,693
REITs - 2.28%
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
5.75%, 05/15/2026
(g)
276 221
CBL & Associates LP
5.25%, 12/01/2023 25 7
5.95%, 12/15/2026 500 135

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
CoreCivic Inc
4.63%, 05/01/2023 $ 1,263 $ 1,193
5.00%, 10/15/2022 6,475 6,222
Diversified Healthcare Trust
4.75%, 05/01/2024 190 157
4.75%, 02/15/2028 430 369
6.75%, 12/15/2021 199 190
ESH Hospitality Inc
4.63%, 10/01/2027
(g)
5,075 4,593
5.25%, 05/01/2025
(g)
6,364 5,982
GEO Group Inc/The
5.13%, 04/01/2023 640 536
5.88%, 01/15/2022 700 648
5.88%, 10/15/2024 1,000 790
6.00%, 04/15/2026 300 224
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024
(g)
490 486
Iron Mountain Inc
4.38%, 06/01/2021
(g)
115 115
4.88%, 09/15/2027
(g)
1,546 1,515
4.88%, 09/15/2029
(g)
600 575
5.25%, 03/15/2028
(g)
2,050 2,004
Iron Mountain US Holdings Inc
5.38%, 06/01/2026
(g)
315 313
iStar Inc
4.75%, 10/01/2024 1,000 835
5.25%, 09/15/2022 500 453
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
5.25%, 03/15/2022
(g)
503 415
5.25%, 10/01/2025
(g)
9,564 6,957
5.88%, 08/01/2021
(g)
353 312
Mack-Cali Realty LP
3.15%, 05/15/2023 320 263
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
4.50%, 09/01/2026 900 871
5.63%, 05/01/2024 1,215 1,233
MPT Operating Partnership LP / MPT Finance
Corp
4.63%, 08/01/2029 835 830
5.00%, 10/15/2027 1,460 1,489
5.25%, 08/01/2026 1,313 1,326
6.38%, 03/01/2024 245 253
Ryman Hospitality Properties Inc
4.75%, 10/15/2027
(g)
7,700 6,718
SBA Communications Corp
4.00%, 10/01/2022 1,350 1,357
4.88%, 09/01/2024 968 997
Starwood Property Trust Inc
3.63%, 02/01/2021 325 306
4.75%, 03/15/2025 571 482
5.00%, 12/15/2021 715 669
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
7.13%, 12/15/2024
(g)
190 146
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
6.00%, 04/15/2023
(g),(h)
1,422 1,319
8.25%, 10/15/2023 685 568
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(g)
2,975 2,767
4.13%, 08/15/2030
(g)
2,550 2,321
4.25%, 12/01/2026
(g)
825 771
Washington Prime Group LP
6.45%, 08/15/2024
(h)
1,970 1,096
$ 61,029
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 2.64%
1011778 BC ULC / New Red Finance Inc
4.25%, 05/15/2024
(g)
$ 1,551 $ 1,551
4.38%, 01/15/2028
(g)
2,100 2,031
5.00%, 10/15/2025
(g)
16,630 16,713
Asbury Automotive Group Inc
4.75%, 03/01/2030
(g)
78 64
Beacon Roofing Supply Inc
4.88%, 11/01/2025
(g)
1,305 1,153
Bed Bath & Beyond Inc
4.92%, 08/01/2034
(h)
290 140
5.17%, 08/01/2044 1,124 486
Brinker International Inc
5.00%, 10/01/2024
(g)
740 615
Caleres Inc
6.25%, 08/15/2023 3 3
Carvana Co
8.88%, 10/01/2023
(g)
763 746
Conn's Inc
7.25%, 07/15/2022 285 192
DriveTime Automotive Group Inc / Bridgecrest
Acceptance Corp
8.00%, 06/01/2021
(g)
12,512 11,198
eG Global Finance PLC
6.75%, 02/07/2025
(g)
250 227
Ferrellgas LP / Ferrellgas Finance Corp
6.50%, 05/01/2021
(h)
191 153
6.75%, 01/15/2022
(h)
450 359
6.75%, 06/15/2023
(h)
385 308
FirstCash Inc
5.38%, 06/01/2024
(g)
114 114
GameStop Corp
6.75%, 03/15/2021
(g)
20 16
Golden Nugget Inc
6.75%, 10/15/2024
(g)
581 453
8.75%, 10/01/2025
(g)
1,025 584
Guitar Center Inc
9.50%, 10/15/2021
(g)
1,175 811
IRB Holding Corp
6.75%, 02/15/2026
(g)
135 112
JC Penney Corp Inc
5.88%, 07/01/2023
(g)
125 57
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(g)
717 740
5.25%, 06/01/2026
(g)
800 818
L Brands Inc
5.25%, 02/01/2028 90 65
5.63%, 02/15/2022 538 470
5.63%, 10/15/2023 665 542
6.63%, 04/01/2021 80 73
6.75%, 07/01/2036 450 324
6.88%, 11/01/2035 744 548
6.95%, 03/01/2033 320 179
7.50%, 06/15/2029 358 265
7.60%, 07/15/2037 200 118
Macy's Retail Holdings Inc
2.88%, 02/15/2023 1,333 956
3.63%, 06/01/2024 70 49
4.50%, 12/15/2034 205 117
Marks & Spencer PLC
7.13%, 12/01/2037
(g)
200 183
Men's Wearhouse Inc/The
7.00%, 07/01/2022 16 7
Michaels Stores Inc
8.00%, 07/15/2027
(g),(h)
400 276
Murphy Oil USA Inc
4.75%, 09/15/2029 500 515
5.63%, 05/01/2027 695 716

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Neiman Marcus Group LTD LLC / Neiman
Marcus Group LLC / Mariposa Borrower / NMG
8.00%, 10/25/2024
(g)
$ 250 $ 20
Party City Holdings Inc
6.63%, 08/01/2026
(g)
242 23
Penske Automotive Group Inc
5.50%, 05/15/2026 786 719
PetSmart Inc
5.88%, 06/01/2025
(g)
989 996
7.13%, 03/15/2023
(g)
1,505 1,441
8.88%, 06/01/2025
(g)
650 630
PriSo Acquisition Corp
9.00%, 05/15/2023
(g)
136 106
QVC Inc
4.38%, 03/15/2023 1,015 989
4.45%, 02/15/2025 920 858
4.75%, 02/15/2027 900 822
4.85%, 04/01/2024 910 878
5.13%, 07/02/2022 820 808
5.45%, 08/15/2034 850 687
5.95%, 03/15/2043 810 625
Rite Aid Corp
6.13%, 04/01/2023
(g)
1,171 1,060
7.50%, 07/01/2025
(g)
165 163
Sally Holdings LLC / Sally Capital Inc
5.63%, 12/01/2025 755 619
Sonic Automotive Inc
6.13%, 03/15/2027 801 689
SRS Distribution Inc
8.25%, 07/01/2026
(g),(h)
5,410 4,968
Staples Inc
7.50%, 04/15/2026
(g)
2,200 1,738
10.75%, 04/15/2027
(g)
830 473
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.50%, 06/01/2024 1,073 1,039
5.88%, 03/01/2027 750 715
Yum! Brands Inc
3.75%, 11/01/2021 510 511
3.88%, 11/01/2023 970 984
4.75%, 01/15/2030
(g)
800 816
5.35%, 11/01/2043 383 364
6.88%, 11/15/2037 300 305
7.75%, 04/01/2025
(g)
1,275 1,396
$ 70,489
Semiconductors - 0.16%
Advanced Micro Devices Inc
7.50%, 08/15/2022 1,200 1,311
Amkor Technology Inc
6.63%, 09/15/2027
(g)
500 514
Entegris Inc
4.63%, 02/10/2026
(g)
431 432
Qorvo Inc
4.38%, 10/15/2029
(g)
700 698
5.50%, 07/15/2026 425 446
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(g)
868 894
$ 4,295
Software - 3.19%
ACI Worldwide Inc
5.75%, 08/15/2026
(g)
3,200 3,184
Ascend Learning LLC
6.88%, 08/01/2025
(g)
4,473 4,428
6.88%, 08/01/2025
(g)
4,750 4,703
Blackboard Inc
10.38%, 11/15/2024
(g)
195 183
Camelot Finance SA
4.50%, 11/01/2026
(g)
3,905 3,934
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
CDK Global Inc
4.88%, 06/01/2027 $ 984 $ 982
5.00%, 10/15/2024 266 275
5.25%, 05/15/2029
(g)
1,775 1,811
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(g)
16,150 15,790
Dun & Bradstreet Corp/The
10.25%, 02/15/2027
(g)
1,000 1,095
Fair Isaac Corp
5.25%, 05/15/2026
(g)
75 78
Genesys Telecommunications Laboratories Inc/
Greeneden Lux 3 Sarl
10.00%, 11/30/2024
(g)
16,679 17,555
Granite Merger Sub 2 Inc
11.00%, 07/15/2027
(g)
90 87
j2 Cloud Services LLC / j2 Cloud Co-Obligor Inc
6.00%, 07/15/2025
(g)
744 752
MSCI Inc
4.75%, 08/01/2026
(g)
565 591
5.38%, 05/15/2027
(g)
450 485
5.75%, 08/15/2025
(g)
740 773
Nuance Communications Inc
5.63%, 12/15/2026 430 451
Open Text Corp
5.88%, 06/01/2026
(g)
1,584 1,663
PTC Inc
4.00%, 02/15/2028
(g)
381 373
6.00%, 05/15/2024 145 149
Rackspace Hosting Inc
8.63%, 11/15/2024
(g),(h)
705 695
Riverbed Technology Inc
8.88%, 03/01/2023
(g)
300 183
Sophia LP / Sophia Finance Inc
9.00%, 09/30/2023
(g)
5,100 5,138
SS&C Technologies Inc
5.50%, 09/30/2027
(g)
17,985 18,434
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 02/01/2023
(g)
800 777
10.50%, 02/01/2024
(g),(h)
714 637
$ 85,206
Storage & Warehousing - 0.02%
LBC Tank Terminals Holding Netherlands BV
6.88%, 05/15/2023
(g)
325 317
Mobile Mini Inc
5.88%, 07/01/2024 230 232
$ 549
Telecommunications - 7.19%
Altice France Holding SA
6.00%, 02/15/2028
(g)
1,000 910
10.50%, 05/15/2027
(g)
1,000 1,080
Altice France SA/France
5.50%, 01/15/2028
(g)
1,100 1,108
7.38%, 05/01/2026
(g)
8,946 9,348
8.13%, 02/01/2027
(g)
2,200 2,371
C&W Senior Financing DAC
6.88%, 09/15/2027
(g)
685 676
7.50%, 10/15/2026
(g)
1,575 1,575
CenturyLink Inc
5.13%, 12/15/2026
(g)
950 900
5.63%, 04/01/2025 345 345
5.80%, 03/15/2022 1,215 1,244
6.45%, 06/15/2021 800 819
6.75%, 12/01/2023 455 475
6.88%, 01/15/2028 202 209
7.50%, 04/01/2024 770 835
7.60%, 09/15/2039 395 403
7.65%, 03/15/2042 380 380

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Cincinnati Bell Inc
7.00%, 07/15/2024
(g)
$ 419 $ 424
8.00%, 10/15/2025
(g)
140 142
CommScope Inc
5.50%, 03/01/2024
(g)
1,700 1,700
5.50%, 06/15/2024
(g)
752 666
6.00%, 03/01/2026
(g)
10,615 10,641
8.25%, 03/01/2027
(g)
4,305 4,126
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
2,990 2,564
6.00%, 06/15/2025
(g)
10,718 9,538
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
1,445 1,369
Consolidated Communications Inc
6.50%, 10/01/2022
(h)
1,275 1,144
DKT Finance ApS
9.38%, 06/17/2023
(g)
125 124
Embarq Corp
8.00%, 06/01/2036 1,067 1,099
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(g)
125 103
GTT Communications Inc
7.88%, 12/31/2024
(g)
18,765 11,212
Hughes Satellite Systems Corp
5.25%, 08/01/2026 1,039 1,096
6.63%, 08/01/2026 1,060 1,130
7.63%, 06/15/2021 320 332
Intelsat Jackson Holdings SA
8.50%, 10/15/2024
(g)
2,475 1,436
9.50%, 09/30/2022
(g)
400 444
Intrado Corp
8.50%, 10/15/2025
(g)
1,405 982
Koninklijke KPN NV
7.00%, 03/28/2073
(g),(l)
405 419
USD Swap Semi-Annual 10 Year + 5.21%
Level 3 Financing Inc
5.13%, 05/01/2023 3,585 3,567
5.25%, 03/15/2026 480 491
5.38%, 01/15/2024 4,235 4,267
5.38%, 05/01/2025 383 386
Metropolitan Light Co Ltd
5.50%, 11/21/2022
(g)
500 499
Nokia Oyj
3.38%, 06/12/2022 520 524
4.38%, 06/12/2027 495 502
6.63%, 05/15/2039 416 444
ORBCOMM Inc
8.00%, 04/01/2024
(g)
1,113 1,024
Plantronics Inc
5.50%, 05/31/2023
(g)
432 342
Qwest Corp
6.75%, 12/01/2021 730 764
Sprint Capital Corp
6.88%, 11/15/2028 1,577 1,899
8.75%, 03/15/2032 1,793 2,519
Sprint Communications Inc
6.00%, 11/15/2022 5,860 6,198
9.25%, 04/15/2022 275 303
11.50%, 11/15/2021 159 177
Sprint Corp
7.13%, 06/15/2024 14,353 16,112
7.25%, 09/15/2021 1,038 1,089
7.63%, 02/15/2025 1,927 2,211
7.63%, 03/01/2026 1,945 2,299
7.88%, 09/15/2023 6,040 6,788
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Telecom Italia Capital SA
6.00%, 09/30/2034 $ 1,044 $ 1,081
6.38%, 11/15/2033 1,115 1,202
7.20%, 07/18/2036 1,532 1,719
7.72%, 06/04/2038 550 638
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
1,790 1,859
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/2022 1,100 1,140
T-Mobile USA Inc
4.50%, 02/01/2026 3,335 3,436
4.75%, 02/01/2028 1,320 1,386
5.13%, 04/15/2025 130 132
5.38%, 04/15/2027 731 773
6.00%, 04/15/2024 2,252 2,296
6.50%, 01/15/2026 3,402 3,593
Trilogy International Partners LLC / Trilogy
International Finance Inc
8.88%, 05/01/2022
(g),(h)
100 92
United States Cellular Corp
6.70%, 12/15/2033 300 315
ViaSat Inc
5.63%, 09/15/2025
(g)
20,636 19,399
5.63%, 04/15/2027
(g)
4,575 4,507
Vodafone Group PLC
7.00%, 04/04/2079
(l)
1,600 1,833
USD Swap Semi-Annual 5 Year + 4.87%
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g)
14,125 13,699
6.13%, 03/01/2028
(g)
7,625 7,187
$ 192,061
Toys, Games & Hobbies - 0.12%
Mattel Inc
3.15%, 03/15/2023 1,000 921
5.45%, 11/01/2041 810 640
5.88%, 12/15/2027
(g)
650 634
6.20%, 10/01/2040 150 128
6.75%, 12/31/2025
(g)
892 905
$ 3,228
Transportation - 0.13%
Kenan Advantage Group Inc/The
7.88%, 07/31/2023
(g),(h)
662 554
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(g)
350 227
Teekay Corp
9.25%, 11/15/2022
(g)
250 245
Teekay Offshore Partners LP/Teekay Offshore
Finance Corp
8.50%, 07/15/2023
(g)
775 696
Watco Cos LLC / Watco Finance Corp
6.38%, 04/01/2023
(g)
270 261
XPO CNW Inc
6.70%, 05/01/2034 347 326
XPO Logistics Inc
6.13%, 09/01/2023
(g)
170 172
6.75%, 08/15/2024
(g)
970 999
$ 3,480
Trucking & Leasing - 0.06%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(g),(l)
400 292
3 Month USD LIBOR + 4.30%
Fortress Transportation and Infrastructure
Investors LLC
6.50%, 10/01/2025
(g)
360 295
6.75%, 03/15/2022
(g)
1,150 1,039
$ 1,626
TOTAL BONDS $ 2,185,366

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
- 11.93%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 1.01%
Clarios Global LP
4.28%, 04/30/2026
(o)
$ 2,978 $ 2,689
3 Month USD LIBOR + 3.50%
Dexko Global Inc
9.70%, 07/24/2025
(o)
13,518 11,625
3 Month USD LIBOR + 8.25%
Truck Hero Inc
9.25%, 05/16/2025
(o)
18,532 12,740
3 Month USD LIBOR + 8.25%
$ 27,054
Commercial Services - 0.94%
IRI Holdings Inc
5.86%, 12/01/2025
(o)
1,296 1,088
3 Month USD LIBOR + 4.50%
KUEHG Corp
0.00%, 02/21/2025
(o),(p)
2,090 1,679
3 Month USD LIBOR + 3.75%
9.70%, 08/22/2025
(o)
12,738 9,554
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
0.00%, 03/06/2025
(o),(p)
2,090 1,701
3 Month USD LIBOR + 3.25%
8.50%, 03/13/2026
(o)
6,500 3,738
3 Month USD LIBOR + 7.50%
PAREXEL International Corp
3.60%, 08/09/2024
(o)
4,816 4,398
3 Month USD LIBOR + 2.75%
Refinitiv US Holdings Inc
4.02%, 10/01/2025
(o)
2,977 2,909
1 Month USD LIBOR + 3.25%
$ 25,067
Computers - 0.13%
Flexential Intermediate Corp
8.71%, 07/24/2025
(o)
9,715 3,449
3 Month USD LIBOR + 7.25%
Consumer Products - 0.17%
KIK Custom Products Inc
5.00%, 05/15/2023
(o)
5,076 4,523
3 Month USD LIBOR + 4.00%
Cosmetics & Personal Care - 0.42%
Wellness Merger Sub Inc
10.21%, 06/27/2025
(o)
13,700 11,255
3 Month USD LIBOR + 8.75%
Distribution & Wholesale - 0.11%
American Tire Distributors Inc
7.20%, 09/01/2023
(o)
2,297 2,105
3 Month USD LIBOR + 6.00%
8.55%, 08/30/2024
(o)
1,512 911
3 Month USD LIBOR + 7.50%
$ 3,016
Electronics - 0.61%
Deliver Buyer Inc
6.45%, 05/01/2024
(o)
18,521 16,391
3 Month USD LIBOR + 5.00%
Engineering & Construction - 0.24%
Brand Industrial Services Inc
5.45%, 06/21/2024
(o)
7,651 6,448
3 Month USD LIBOR + 4.25%
Entertainment - 0.57%
18 Fremont Street Acquisition LLC
9.50%, 08/09/2025
(o)
13,420 11,055
1 Month USD LIBOR + 8.00%
Playtika Holding Corp
7.07%, 12/03/2024
(o)
4,271 4,217
1 Month USD LIBOR + 6.00%
$ 15,272
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0.19%
Packers Holdings LLC
4.25%, 12/04/2024
(o)
$ 5,430 $ 5,041
3 Month USD LIBOR + 3.25%
Healthcare - Services - 1.14%
ATI Holdings Acquisition Inc
0.00%, 05/10/2023
(o),(p)
2,730 2,305
3 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
6.50%, 03/18/2024
(o)
4,158 3,491
3 Month USD LIBOR + 5.50%
9.00%, 03/16/2025
(o)
6,940 5,205
3 Month USD LIBOR + 8.00%
Dental Corp of Canada Inc
8.50%, 06/01/2026
(o)
17,346 13,227
3 Month USD LIBOR + 7.50%
Dentalcorp Health Services ULC
4.75%, 06/01/2025
(o)
3,970 3,216
3 Month USD LIBOR + 3.75%
Jaguar Holding Co II
3.11%, 08/18/2022
(o)
2,917 2,856
3 Month USD LIBOR + 2.50%
$ 30,300
Insurance - 1.59%
Asurion LLC
7.12%, 08/04/2025
(o)
21,195 20,453
3 Month USD LIBOR + 6.50%
7.12%, 08/04/2025
(o)
21,750 20,989
3 Month USD LIBOR + 6.50%
USI Inc/NY
3.99%, 05/16/2024
(o)
992 932
3 Month USD LIBOR + 3.00%
$ 42,374
Internet - 0.73%
MH Sub I LLC
8.57%, 09/15/2025
(o)
22,499 19,518
3 Month USD LIBOR + 7.50%
Investment Companies - 0.24%
Masergy Holdings Inc
8.56%, 12/16/2024
(o)
5,393 4,543
3 Month USD LIBOR + 7.50%
Zest Acquisition Corp
8.66%, 03/06/2026
(o)
2,580 1,806
3 Month USD LIBOR + 7.50%
$ 6,349
Machinery - Diversified - 0.96%
Engineered Machinery Holdings Inc
5.70%, 07/19/2024
(o)
7,182 6,392
3 Month USD LIBOR + 4.25%
8.70%, 07/25/2025
(o)
16,681 14,554
3 Month USD LIBOR + 7.25%
Granite US Holdings Corp
6.19%, 09/30/2026
(o)
5,704 4,621
1 Month USD LIBOR + 5.25%
$ 25,567
Miscellaneous Manufacturers - 0.18%
UTEX Industries Inc
5.31%, 05/22/2021
(o)
10,615 2,717
3 Month USD LIBOR + 4.00%
8.56%, 05/22/2022
(o)
20,650 2,189
1 Month USD LIBOR + 7.25%
$ 4,906
Pharmaceuticals - 0.71%
Change Healthcare Holdings LLC
3.50%, 03/01/2024
(o)
1,868 1,795
1 Month USD LIBOR + 2.50%

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Lanai Holdings III Inc
5.75%, 08/29/2022
(o)
$ 3,162 $ 2,708
3 Month USD LIBOR + 4.75%
11.50%, 08/14/2023
(o)
5,170 3,361
3 Month USD LIBOR + 8.50%
Packaging Coordinators Midco Inc
9.83%, 06/29/2024
(o)
11,090 10,092
3 Month USD LIBOR + 8.75%
PetVet Care Centers LLC
3.74%, 01/31/2025
(o)
1,097 990
3 Month USD LIBOR + 2.75%
$ 18,946
REITs - 0.11%
CoreCivic Inc
5.50%, 12/12/2024
(o)
3,135 2,916
1 Month USD LIBOR + 4.50%
Software - 1.88%
Applied Systems Inc
8.45%, 09/19/2025
(o)
2,650 2,517
3 Month USD LIBOR + 7.00%
Ascend Learning LLC
4.00%, 07/12/2024
(o)
8,056 7,520
3 Month USD LIBOR + 3.00%
Dun & Bradstreet Corp/The
4.49%, 02/06/2026
(o)
3,630 3,385
1 Month USD LIBOR + 4.00%
Evergreen Skills Lux Sarl
0.00%, 04/28/2021
(d),(o)
10,798 6,495
3 Month USD LIBOR + 4.75%
Greeneden US Holdings II LLC
4.08%, 12/01/2023
(o)
5,409 5,111
3 Month USD LIBOR + 3.25%
Infor US Inc
3.75%, 02/01/2022
(o)
2,015 1,976
3 Month USD LIBOR + 2.75%
Informatica LLC
7.13%, 02/14/2025
(o)
4,300 4,064
Sophia LP
4.70%, 09/30/2022
(o)
3,802 3,659
3 Month USD LIBOR + 3.25%
Vertafore Inc
4.24%, 07/02/2025
(o)
5,460 5,000
3 Month USD LIBOR + 3.25%
8.24%, 06/04/2026
(o)
11,165 10,474
3 Month USD LIBOR + 7.25%
$ 50,201
TOTAL SENIOR FLOATING RATE INTERESTS $ 318,593
Total Investments $ 2,654,214
Other Assets and Liabilities -  0.65% 17,323
TOTAL NET ASSETS - 100.00% $ 2,671,537
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $27,508 or 1.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $17,476 or
0.65% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,519,727 or 56.89% of net assets.
(h) Security or a portion of the security was on loan at the end of the period.
(i) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(n) Security purchased on a when-issued basis.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after April 30, 2020, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 18.25%
Communications 16.57%
Consumer, Cyclical 14.37%
Financial 13.03%
Industrial 11.49%
Energy 7.88%
Technology 5.96%
Money Market Funds 5.61%
Basic Materials 5.32%
Utilities 0.78%
Diversified 0.09%
Other Assets and Liabilities
0.65%
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 150,593 $ 763,368 $ 773,213 $ 140,748
$ 150,593 $ 763,368 $ 773,213 $ 140,748
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 733 $ — $ — $ —
$ 733 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
General Motors Co   0.00%, 12/01/2020 04/11/2013 $ — $ — 0.00%
General Motors Co   0.00%, 07/15/2033 04/11/2013 — — 0.00%
General Motors Co   0.00%, 03/06/2032 04/11/2013 — — 0.00%
General Motors Co   0.00%, 12/01/2020 04/11/2013 — — 0.00%
General Motors Co   0.00%, 09/01/2025 01/31/2013 — — 0.00%
General Motors Co   0.00%, 03/15/2036 01/31/2013 — — 0.00%
General Motors Co   0.00%, 05/01/2028 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2033 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2023 01/31/2013 — — 0.00%
Real Alloy Holding Inc   0.00%, 11/30/2023 05/31/2018-03/31/2020 4,544 4,544 0.17%
Specialty Steel   11.92%, 11/15/2022 11/15/2017 8,680 8,680 0.32%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 3,996 0.15%
Total $ 17,220 0.64%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 05/29/2020 EUR 400 $ 439 $ — $ —
Bank of New York Mellon 05/29/2020 $ 663 EUR 600 5 —
Bank of New York Mellon 05/29/2020 EUR 275 $ 310 — (9)
Bank of New York Mellon 05/29/2020 $ 7,144 EUR 6,606 — (98)
Total $ 5 $ (107)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.34 N/A 5.00% Quarterly 06/20/2025 $ 4,000 $ (414) $ 204 $ (210)
Total $ (414) $ 204 $ (210)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $4,000.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.14% Shares Held Value (000's)
Money Market Funds - 5.14%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
11,145,606 $ 11,146
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
124,611,358 124,611
$ 135,757
TOTAL INVESTMENT COMPANIES $ 135,757
COMMON STOCKS - 0.09% Shares Held Value (000's)
Energy - Alternate Sources - 0.00%
Ogden Corp
( d),(e),(f)
5,000,000 —
Retail - 0.09%
Claire's Holdings LLC
( d),(e),(f)
4,036 1,009
Magazine Luiza SA 151,700 1,401
$ 2,410
TOTAL COMMON STOCKS $ 2,410
BONDS - 85.51%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2.39%
Air 2 US
8.63%, 10 /01/2020
(g)
$ 17 $ 17
Bombardier Inc
7.50%, 03 /15/2025
(g)
14,255 9,194
Signature Aviation US Holdings Inc
4.00%, 03 /01/2028
(g)
8,250 7,013
5.38%, 05 /01/2026
(g)
5,200 4,797
SSL Robotics LLC
9.75%, 12 /31/2023
(g)
6,695 7,110
TransDigm Inc
5.50%, 11 /15/2027
(g)
9,945 8,404
6.25%, 03 /15/2026
(g)
12,880 12,606
7.50%, 03 /15/2027 3,875 3,527
8.00%, 12 /15/2025
(g)
1,065 1,108
Triumph Group Inc
6.25%, 09 /15/2024
(g)
175 138
7.75%, 08 /15/2025
(h)
14,190 9,206
$ 63,120
Airlines - 0.22%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11 /01/2024 1,674 1,147
Delta Air Lines Inc
7.00%, 05 /01/2025
(g)
2,890 2,966
United Airlines 2016-1 Class B Pass Through
Trust
3.65%, 07 /07/2027 2,542 1,831
$ 5,944
Automobile Manufacturers - 2.78%
Ford Motor Co
8.50%, 04 /21/2023 13,895 13,704
9.00%, 04 /22/2025 13,685 13,326
9.63%, 04 /22/2030 2,225 2,216
Ford Motor Credit Co LLC
4.14%, 02 /15/2023 14,373 13,259
4.54%, 08 /01/2026 9,495 8,142
Navistar International Corp
6.63%, 11 /01/2025
(g)
21,843 18,735
9.50%, 05 /01/2025
(g)
3,875 4,069
$ 73,451
Automobile Parts & Equipment - 0.50%
American Axle & Manufacturing Inc
6.25%, 04 /01/2025 8,740 6,656
Dana Inc
5.38%, 11 /15/2027 7,290 6,433
$ 13,089
Banks - 3.81%
Barclays PLC
4.84%, 05 /09/2028 2,865 3,014
5.09%, 06 /20/2030
( i )
6,395 6,935
3 Month USD LIBOR + 3.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
7.75%, 12 /31/2049
( i ),(j)
$ 9,830 $ 9,486
USD Swap Semi-Annual 5 Year + 4.84%
CIT Group Inc
5.80%, 12 /31/2049
(h),( i ),(j)
10,154 7,968
3 Month USD LIBOR + 3.97%
Citigroup Inc
4.70%, 12 /31/2049
( i ),(j)
10,165 8,844
United States Secured Overnight Financing
Rate + 3.23%
Deutsche Bank AG
4.30%, 05 /24/2028
( i )
7,350 6,621
USD Swap Semi-Annual 5 Year + 2.25%
6.00%, 12 /31/2049
( i ),(j)
11,880 8,613
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
Deutsche Bank AG/New York NY
3.96%, 11 /26/2025
( i )
7,695 7,495
United States Secured Overnight Financing
Rate + 2.58%
Intesa Sanpaolo SpA
5.02%, 06 /26/2024
(g)
8,175 8,173
JPMorgan Chase & Co
4.60%, 12 /31/2049
( i ),(j)
22,005 19,738
United States Secured Overnight Financing
Rate + 3.13%
Lloyds Banking Group PLC
7.50%, 12 /31/2049
( i ),(j)
4,450 4,406
USD Swap Semi-Annual 5 Year + 4.50%
Popular Inc
6.13%, 09 /14/2023 9,720 9,356
$ 100,649
Building Materials - 1.50%
BMC East LLC
5.50%, 10 /01/2024
(g)
14,620 13,889
Builders FirstSource Inc
5.00%, 03 /01/2030
(g)
4,065 3,488
6.75%, 06 /01/2027
(g)
6,205 6,391
Griffon Corp
5.75%, 03 /01/2028 8,265 7,872
Norbord Inc
5.75%, 07 /15/2027
(g)
8,625 7,849
$ 39,489
Chemicals - 1.98%
Aruba Investments Inc
8.75%, 02 /15/2023
(g)
15,278 14,896
CF Industries Inc
4.95%, 06 /01/2043 5,555 5,676
5.15%, 03 /15/2034 6,510 6,770
Consolidated Energy Finance SA
6.50%, 05 /15/2026
(g)
13,785 10,718
6.88%, 06 /15/2025
(g)
14,670 11,296
PolyOne Corp
5.75%, 05 /15/2025
(g),(k)
2,845 2,881
$ 52,237
Commercial Services - 2.63%
Ahern Rentals Inc
7.38%, 05 /15/2023
(g)
17,235 8,107
Garda World Security Corp
9.50%, 11 /01/2027
(g)
8,886 8,886
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01 /15/2028
(g)
11,145 9,889
Refinitiv US Holdings Inc
6.25%, 05 /15/2026
(g)
11,680 12,449
8.25%, 11 /15/2026
(g)
4,745 5,148
Tms International Holding Corp
7.25%, 08 /15/2025
(g)
11,135 8,310

Schedule of Investments
High Yield Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
United Rentals North America Inc
4.63%, 10 /15/2025 $ 6,135 $ 6,028
4.88%, 01 /15/2028 2,815 2,821
5.25%, 01 /15/2030 2,595 2,601
5.88%, 09 /15/2026 2,720 2,795
6.50%, 12 /15/2026 2,225 2,303
$ 69,337
Computers - 1.19%
Dell International LLC / EMC Corp
4.90%, 10 /01/2026
(g)
24,475 25,304
7.13%, 06 /15/2024
(g)
5,880 6,093
$ 31,397
Consumer Products - 1.13%
Prestige Brands Inc
5.13%, 01 /15/2028
(g)
2,615 2,645
6.38%, 03 /01/2024
(g)
9,095 9,345
Spectrum Brands Inc
5.00%, 10 /01/2029
(g)
10,090 9,636
5.75%, 07 /15/2025 8,205 8,185
$ 29,811
Distribution & Wholesale - 1.08%
American Builders & Contractors Supply Co Inc
4.00%, 01 /15/2028
(g)
16,585 15,736
5.88%, 05 /15/2026
(g)
6,930 6,861
H&E Equipment Services Inc
5.63%, 09 /01/2025 6,320 6,020
$ 28,617
Diversified Financial Services - 2.61%
AerCap Holdings NV
5.88%, 10 /10/2079
( i )
11,870 7,923
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Avation Capital SA
6.50%, 05 /15/2021
(g)
5,900 4,956
Credit Acceptance Corp
5.13%, 12 /31/2024
(g)
7,605 6,673
6.63%, 03 /15/2026 3,410 3,069
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(g ),( l),(m)
6,730 4,072
Navient Corp
5.00%, 03 /15/2027 3,375 2,842
6.13%, 03 /25/2024 5,490 5,051
6.63%, 07 /26/2021 4,245 4,224
6.75%, 06 /15/2026 8,795 7,937
Springleaf Finance Corp
5.38%, 11 /15/2029 5,775 4,794
6.63%, 01 /15/2028 2,730 2,409
6.88%, 03 /15/2025 14,400 13,618
7.13%, 03 /15/2026 1,570 1,480
$ 69,048
Electric - 2.13%
Elwood Energy LLC
8.16%, 07 /05/2026 4,666 4,666
Indiantown Cogeneration LP
9.77%, 12 /15/2020 400 407
NextEra Energy Operating Partners LP
4.25%, 07 /15/2024
(g)
7,190 7,318
NRG Energy Inc
5.25%, 06 /15/2029
(g)
3,570 3,820
6.63%, 01 /15/2027 3,460 3,693
7.25%, 05 /15/2026 8,070 8,675
Vistra Energy Corp
8.13%, 01 /30/2026
(g)
1,840 1,927
Vistra Operations Co LLC
5.00%, 07 /31/2027
(g)
5,765 5,880
5.50%, 09 /01/2026
(g)
10,735 11,052
5.63%, 02 /15/2027
(g)
8,335 8,773
$ 56,211
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electrical Components & Equipment - 0.61%
Energizer Holdings Inc
5.50%, 06 /15/2025
(g)
$ 7,180 $ 7,263
6.38%, 07 /15/2026
(g)
8,557 8,899
$ 16,162
Electronics - 0.33%
Sensata Technologies BV
5.00%, 10 /01/2025
(g)
6,405 6,370
Sensata Technologies Inc
4.38%, 02 /15/2030
(g)
2,440 2,367
$ 8,737
Entertainment - 4.15%
Boyne USA Inc
7.25%, 05 /01/2025
(g)
10,180 10,180
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10 /15/2025
(g)
18,190 14,285
CCM Merger Inc
6.00%, 03 /15/2022
(g)
14,575 13,773
Eldorado Resorts Inc
6.00%, 04 /01/2025 3,340 3,206
6.00%, 09 /15/2026 14,030 14,096
Enterprise Development Authority/The
12.00%, 07 /15/2024
(g)
15,640 14,115
International Game Technology PLC
6.25%, 01 /15/2027
(g)
2,030 1,974
6.50%, 02 /15/2025
(g)
11,815 11,579
Lions Gate Capital Holdings LLC
5.88%, 11 /01/2024
(g)
1,945 1,794
6.38%, 02 /01/2024
(g)
6,795 6,322
Scientific Games International Inc
7.25%, 11 /15/2029
(g)
3,770 2,686
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10 /01/2029
(g)
13,670 12,816
7.75%, 04 /15/2025
(g)
2,800 2,849
$ 109,675
Food - 4.95%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01 /15/2027
(g)
2,710 2,737
5.75%, 03 /15/2025 2,710 2,785
5.88%, 02 /15/2028
(g)
905 945
6.63%, 06 /15/2024 1,500 1,551
7.50%, 03 /15/2026
(g)
17,225 18,840
B&G Foods Inc
5.25%, 09 /15/2027 7,560 7,644
Ingles Markets Inc
5.75%, 06 /15/2023 12,374 12,374
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06 /15/2025
(g)
14,775 14,941
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04 /15/2029
(g)
15,915 16,830
Kraft Heinz Foods Co
4.38%, 06 /01/2046 25,245 24,046
Post Holdings Inc
4.63%, 04 /15/2030
(g)
11,739 11,504
5.00%, 08 /15/2026
(g)
16,840 16,641
$ 130,838
Forest Products & Paper - 0.18%
Sappi Papier Holding GmbH
7.50%, 06 /15/2032
(g)
4,886 4,642
Healthcare - Services - 3.99%
AHP Health Partners Inc
9.75%, 07 /15/2026
(g)
7,155 7,083
Centene Corp
3.38%, 02 /15/2030
(g)
12,025 12,115
4.25%, 12 /15/2027
(g)
3,395 3,552
4.63%, 12 /15/2029
(g)
6,015 6,586

Schedule of Investments
High Yield Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Centene Corp   (continued)
5.25%, 04 /01/2025
(g)
$ 20,745 $ 21,627
5.38%, 06 /01/2026
(g)
1,455 1,541
Charles River Laboratories International Inc
4.25%, 05 /01/2028
(g)
2,660 2,683
HCA Inc
3.50%, 09 /01/2030 5,920 5,659
5.50%, 06 /15/2047 6,070 7,336
5.88%, 02 /01/2029 9,215 10,559
LifePoint Health Inc
6.75%, 04 /15/2025
(g)
3,375 3,478
Tenet Healthcare Corp
4.63%, 07 /15/2024 13,860 13,680
5.13%, 11 /01/2027
(g)
9,650 9,529
$ 105,428
Home Builders - 3.24%
Century Communities Inc
5.88%, 07 /15/2025 6,775 6,267
Forestar Group Inc
5.00%, 03 /01/2028
(g)
8,370 7,303
8.00%, 04 /15/2024
(g)
10,685 10,471
KB Home
7.63%, 05 /15/2023 6,670 6,941
Lennar Corp
4.50%, 04 /30/2024 4,537 4,628
4.75%, 11 /15/2022 7,561 7,712
4.88%, 12 /15/2023 5,060 5,187
LGI Homes Inc
6.88%, 07 /15/2026
(g)
13,710 12,767
Taylor Morrison Communities Inc
5.75%, 01 /15/2028
(g)
5,305 4,801
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03 /01/2024
(g)
8,500 7,990
Williams Scotsman International Inc
6.88%, 08 /15/2023
(g)
3,500 3,491
7.88%, 12 /15/2022
(g)
7,817 7,925
$ 85,483
Insurance - 2.38%
Acrisure LLC / Acrisure Finance Inc
8.13%, 02 /15/2024
(g)
8,020 8,261
AssuredPartners Inc
7.00%, 08 /15/2025
(g)
7,725 7,107
CNO Financial Group Inc
5.25%, 05 /30/2029 6,175 6,485
Voya Financial Inc
5.65%, 05 /15/2053
( i )
41,717 40,883
3 Month USD LIBOR + 3.58%
$ 62,736
Internet - 0.68%
Netflix Inc
4.38%, 11 /15/2026 14,505 15,240
5.38%, 11 /15/2029
(g)
2,440 2,680
$ 17,920
Investment Companies - 0.76%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.25%, 05 /15/2027 5,960 5,662
6.25%, 05 /15/2026 8,515 8,367
6.38%, 12 /15/2025 6,240 6,146
$ 20,175
Iron & Steel - 0.62%
Cleveland-Cliffs Inc
6.38%, 10 /15/2025
(g),(h)
9,710 6,846
Commercial Metals Co
4.88%, 05 /15/2023 9,523 9,476
$ 16,322
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.50%
Hilton Domestic Operating Co Inc
5.38%, 05 /01/2025
(g)
$ 3,940 $ 3,915
5.75%, 05 /01/2028
(g)
1,286 1,296
MGM Resorts International
6.75%, 05 /01/2025
(k)
8,170 8,008
$ 13,219
Machinery - Diversified - 0.48%
Maxim Crane Works Holdings Capital LLC
10.13%, 08 /01/2024
(g)
13,355 12,594
Media - 9.67%
Altice Financing SA
5.00%, 01 /15/2028
(g)
12,005 11,705
7.50%, 05 /15/2026
(g)
14,435 15,048
AMC Networks Inc
4.75%, 08 /01/2025 11,380 10,394
5.00%, 04 /01/2024 2,750 2,666
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08 /15/2030
(g)
15,960 16,164
4.75%, 03 /01/2030
(g)
6,700 6,815
5.13%, 05 /01/2023
(g)
10,285 10,417
5.38%, 06 /01/2029
(g)
9,270 9,780
5.50%, 05 /01/2026
(g)
10,945 11,384
CSC Holdings LLC
5.50%, 04 /15/2027
(g)
3,195 3,322
6.50%, 02 /01/2029
(g)
22,203 24,254
6.63%, 10 /15/2025
(g)
4,225 4,419
7.50%, 04 /01/2028
(g)
2,872 3,156
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08 /15/2026
(g)
8,570 6,513
DISH DBS Corp
5.88%, 07 /15/2022 12,915 12,949
7.75%, 07 /01/2026 8,255 8,131
LCPR Senior Secured Financing DAC
6.75%, 10 /15/2027
(g)
9,580 9,959
Meredith Corp
6.88%, 02 /01/2026 18,155 15,559
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02 /15/2025
(g)
3,925 3,886
6.88%, 02 /15/2023
(g)
4,515 4,425
UPC Holding BV
5.50%, 01 /15/2028
(g)
21,570 20,897
Virgin Media Finance PLC
5.75%, 01 /15/2025
(g)
6,897 6,968
6.00%, 10 /15/2024
(g)
2,940 2,977
Ziggo Bond Co BV
5.13%, 02 /28/2030
(g)
11,620 11,446
6.00%, 01 /15/2027
(g)
14,620 14,693
Ziggo BV
5.50%, 01 /15/2027
(g)
7,245 7,370
$ 255,297
Metal Fabrication & Hardware - 0.41%
Advanced Drainage Systems Inc
5.00%, 09 /30/2027
(g)
5,810 5,708
Park-Ohio Industries Inc
6.63%, 04 /15/2027 6,640 5,080
$ 10,788
Mining - 2.67%
Constellium SE
6.63%, 03 /01/2025
(g)
5,550 5,328
First Quantum Minerals Ltd
7.25%, 05 /15/2022
(g)
2,000 1,872
7.25%, 04 /01/2023
(g)
4,650 4,220
7.50%, 04 /01/2025
(g)
7,470 6,515
Freeport-McMoRan Inc
4.25%, 03 /01/2030 9,955 9,269
Hudbay Minerals Inc
7.63%, 01 /15/2025
(g)
9,985 9,032

Schedule of Investments
High Yield Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
IAMGOLD Corp
7.00%, 04 /15/2025
(g)
$ 11,195 $ 11,283
Kaiser Aluminum Corp
6.50%, 05 /01/2025
(g)
4,910 4,971
Midwest Vanadium Pty Ltd
0.00%, 02 /15/2018
(d),(g)
10,465 18
Novelis Corp
4.75%, 01 /30/2030
(g)
14,955 13,132
Taseko Mines Ltd
8.75%, 06 /15/2022
(g)
9,405 4,891
$ 70,531
Oil & Gas - 4.29%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11 /01/2026
(g)
7,220 4,043
10.00%, 04 /01/2022
(g)
7,796 6,393
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11 /15/2019
(d),(e),(f)
11,835 —
CrownRock LP / CrownRock Finance Inc
5.63%, 10 /15/2025
(g)
9,680 7,842
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01 /30/2026
(g)
7,665 6,783
EP Energy LLC / Everest Acquisition Finance Inc
7.75%, 05 /15/2026
(g)
14,700 1,617
Gulfport Energy Corp
6.38%, 05 /15/2025 15,245 7,168
Laredo Petroleum Inc
10.13%, 01 /15/2028 13,400 5,459
MEG Energy Corp
7.13%, 02 /01/2027
(g)
9,790 6,755
Nabors Industries Inc
5.75%, 02 /01/2025 8,415 1,914
Nabors Industries Ltd
7.50%, 01 /15/2028
(g)
3,570 1,428
Oasis Petroleum Inc
6.25%, 05 /01/2026
(g)
14,740 1,916
6.88%, 01 /15/2023 235 31
Occidental Petroleum Corp
2.60%, 08 /13/2021 7,570 7,078
4.40%, 04 /15/2046 9,235 5,587
Parkland Fuel Corp
5.88%, 07 /15/2027
(g)
10,780 10,349
Parsley Energy LLC / Parsley Finance Corp
5.63%, 10 /15/2027
(g)
2,300 1,966
Sanchez Energy Corp
7.25%, 02 /15/2023
(g)
4,268 43
Shelf Drilling Holdings Ltd
8.25%, 02 /15/2025
(g)
7,970 2,311
SM Energy Co
5.00%, 01 /15/2024 5,430 1,713
6.63%, 01 /15/2027
(h)
8,345 2,337
Southwestern Energy Co
7.75%, 10 /01/2027
(h)
17,130 14,906
Sunoco LP / Sunoco Finance Corp
4.88%, 01 /15/2023 2,130 2,066
5.50%, 02 /15/2026 5,575 5,380
Transocean Inc
8.00%, 02 /01/2027
(g)
4,525 1,797
Ultra Resources Inc/US
6.88%, 04 /15/2022
(g)
7,440 4
Unit Corp
6.63%, 05 /15/2021 8,600 505
WPX Energy Inc
4.50%, 01 /15/2030 140 114
5.25%, 09 /15/2024 1,125 1,010
5.25%, 10 /15/2027 3,140 2,732
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
WPX Energy Inc   (continued)
5.75%, 06 /01/2026 $ 2,177 $ 1,973
$ 113,220
Oil & Gas Services - 0.01%
Calfrac Holdings LP
10.88%, 03 /15/2026
(g)
2,182 371
Packaging & Containers - 3.91%
ARD Finance SA
6.50%, PIK 7.25%, 06/30/2027
(g ),( l),(m)
9,065 8,414
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08 /15/2026
(g)
5,015 4,890
5.25%, 08 /15/2027
(g)
4,725 4,589
6.00%, 02 /15/2025
(g)
9,265 9,273
Cascades Inc/Cascades USA Inc
5.38%, 01 /15/2028
(g)
6,310 6,338
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02 /01/2026 8,490 8,724
Crown Cork & Seal Co Inc
7.38%, 12 /15/2026 16,099 17,628
Flex Acquisition Co Inc
6.88%, 01 /15/2025
(g)
8,590 8,319
7.88%, 07 /15/2026
(g)
5,705 5,477
Mauser Packaging Solutions Holding Co
7.25%, 04 /15/2025
(g)
16,030 12,544
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
4.72%, 07 /15/2021
(g)
6,620 6,521
3 Month USD LIBOR + 3.50%
5.13%, 07 /15/2023
(g)
8,460 8,502
7.00%, 07 /15/2024
(g)
1,950 1,957
$ 103,176
Pharmaceuticals - 0.89%
Bausch Health Americas Inc
8.50%, 01 /31/2027
(g)
12,710 14,011
Bausch Health Cos Inc
5.00%, 01 /30/2028
(g)
5,065 4,861
Endo Dac / Endo Finance LLC / Endo Finco Inc
6.00%, 07 /15/2023
(g)
2,250 1,687
Par Pharmaceutical Inc
7.50%, 04 /01/2027
(g)
2,810 2,856
$ 23,415
Pipelines - 3.17%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09 /15/2024 5,790 4,516
5.75%, 03 /01/2027
(g)
9,965 7,374
Buckeye Partners LP
3.95%, 12 /01/2026 6,905 6,249
4.13%, 12 /01/2027 6,220 5,551
5.85%, 11 /15/2043 1,860 1,358
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05 /01/2027
(g)
14,640 9,516
Global Partners LP / GLP Finance Corp
7.00%, 06 /15/2023 9,225 8,026
Hess Midstream Operations LP
5.63%, 02 /15/2026
(g)
10,520 9,784
NuStar Logistics LP
5.63%, 04 /28/2027 10,009 9,008
6.00%, 06 /01/2026 2,835 2,552
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.75%, 04 /15/2025 9,965 1,995

Schedule of Investments
High Yield Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04 /15/2026 $ 6,382 $ 5,722
6.50%, 07 /15/2027 9,407 8,466
6.88%, 01 /15/2029 3,867 3,546
$ 83,663
REITs - 0.30%
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04 /15/2025
(g)
2,445 2,445
VICI Properties LP / VICI Note Co Inc
4.63%, 12 /01/2029
(g)
5,765 5,361
$ 7,806
Retail - 1.94%
1011778 BC ULC / New Red Finance Inc
5.00%, 10 /15/2025
(g)
9,990 10,040
5.75%, 04 /15/2025
(g),(h)
2,160 2,273
Claire's Stores Escrow - GCB
0.00%, 03 /15/2019
(d),(e),(f)
6,962 —
Golden Nugget Inc
6.75%, 10 /15/2024
(g)
8,430 6,575
IRB Holding Corp
6.75%, 02 /15/2026
(g)
10,450 8,674
Nordstrom Inc
8.75%, 05 /15/2025
(g)
1,990 2,128
Yum! Brands Inc
4.75%, 01 /15/2030
(g)
14,555 14,846
7.75%, 04 /01/2025
(g)
6,240 6,832
$ 51,368
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 06 /15/2011
(d),(e),(f)
3,500 —
0.00%, 01 /15/2013
(d)
3,000 —
0.00%, 01 /15/2015
(d),(e),(f)
2,000 —
3 Month USD LIBOR + 0.65%
$ —
Semiconductors - 0.45%
Sensata Technologies UK Financing Co PLC
6.25%, 02 /15/2026
(g)
11,500 11,845
Software - 1.05%
Epicor Software Corp
8.70%, 06 /30/2023
(g)
5,658 5,658
3 Month USD LIBOR + 7.25%
Open Text Corp
3.88%, 02 /15/2028
(g)
11,250 11,025
5.88%, 06 /01/2026
(g)
6,635 6,967
PTC Inc
3.63%, 02 /15/2025
(g)
1,545 1,521
4.00%, 02 /15/2028
(g)
2,675 2,621
$ 27,792
Telecommunications - 7.82%
Altice France Holding SA
6.00%, 02 /15/2028
(g)
9,470 8,616
10.50%, 05 /15/2027
(g)
7,205 7,783
Altice France SA/France
5.50%, 01 /15/2028
(g)
6,670 6,717
8.13%, 02 /01/2027
(g)
11,545 12,440
CenturyLink Inc
4.00%, 02 /15/2027
(g)
4,120 3,996
CommScope Inc
8.25%, 03 /01/2027
(g)
22,580 21,643
Embarq Corp
8.00%, 06 /01/2036 14,230 14,657
Level 3 Financing Inc
5.13%, 05 /01/2023 4,440 4,418
5.38%, 01 /15/2024 6,895 6,947
Sprint Communications Inc
6.00%, 11 /15/2022 13,755 14,547
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Corp
7.13%, 06 /15/2024 $ 8,840 $ 9,923
7.88%, 09 /15/2023 14,995 16,852
Telecom Italia Capital SA
6.38%, 11 /15/2033 3,120 3,362
Telecom Italia SpA /Milano
5.30%, 05 /30/2024
(g)
13,065 13,572
T-Mobile USA Inc
3.88%, 04 /15/2030
(g)
14,180 15,562
5.13%, 04 /15/2025 13,770 13,942
6.50%, 01 /15/2026 11,120 11,745
Zayo Group Holdings Inc
4.00%, 03 /01/2027
(g)
13,795 13,379
6.13%, 03 /01/2028
(g)
6,885 6,489
$ 206,590
Transportation - 1.67%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01 /15/2022
(d)
18,905 6,617
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11 /15/2021
(g)
25,690 16,699
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01 /15/2022
(g)
9,350 3,646
11.25%, 08 /15/2022
(g)
5,870 3,140
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05 /01/2022
(g)
5,690 5,064
XPO Logistics Inc
6.25%, 05 /01/2025
(g)
8,870 8,981
$ 44,147
Trucking & Leasing - 0.44%
DAE Funding LLC
4.50%, 08 /01/2022
(g)
4,235 3,769
5.75%, 11 /15/2023
(g)
8,890 7,957
$ 11,726
TOTAL BONDS $ 2,258,066
CONVERTIBLE BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Food - 0.00%
Fresh Express Delivery Holding Group Co Ltd
0.00%, 11 /09/2009
(d),(e),(f)
HKD 46,500 —
0.00%, 10 /18/2010
(d),(e),(f)
CNY 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 7.26%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.28%
Navistar Inc
4.23%, 11 /06/2024
(n)
$ 8,346 $ 7,517
3 Month USD LIBOR + 3.00%
Chemicals - 0.15%
Chemours Co/The
2.16%, 04 /03/2025
(n)
4,414 4,017
3 Month USD LIBOR + 1.75%
Commercial Services - 0.18%
Garda World Security Corp
6.39%, 10 /23/2026
(n)
2,899 2,780
1 Month USD LIBOR + 4.75%
Refinitiv US Holdings Inc
3.65%, 10 /01/2025
(n)
2,053 2,006
3 Month USD LIBOR + 3.00%
$ 4,786

Schedule of Investments
High Yield Fund
April 30, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0.46%
McAfee LLC
9.50%, 09 /29/2025
(n)
$ 12,667 $ 12,240
3 Month USD LIBOR + 3.25%
Consumer Products - 0.19%
Prestige Brands Inc
2.40%, 01 /26/2024
(n)
3,251 3,160
3 Month USD LIBOR + 2.00%
Reynolds Consumer Products LLC
2.15%, 01 /29/2027
(n)
2,000 1,924
1 Month USD LIBOR + 1.75%
$ 5,084
Diversified Financial Services - 0.25%
Russell Investments US Institutional Holdco Inc
3.82%, 06 /01/2023
(n)
7,163 6,526
1 Month USD LIBOR + 2.75%
Engineering & Construction - 0.02%
Landry's Finance Acquisition Co
3.25%, 10 /06/2023
(n)
500 514
1 Month USD LIBOR + 12.00%
Entertainment - 0.24%
Eldorado Resorts Inc
3.25%, 04 /17/2024
(n)
2,573 2,427
3 Month USD LIBOR + 3.00%
Lions Gate Capital Holdings LLC
2.65%, 03 /24/2025
(n)
4,286 3,956
3 Month USD LIBOR + 2.00%
$ 6,383
Environmental Control - 0.15%
Filtration Group Corp
3.40%, 03 /31/2025
(n)
4,038 3,829
3 Month USD LIBOR + 1.75%
Food - 0.39%
Bellring Brands LLC
6.00%, 10 /21/2024
(n)
10,447 10,303
1 Month USD LIBOR + 5.00%
Forest Products & Paper - 0.12%
Pixelle Specialty Solutions LLC
7.50%, 10 /31/2024
(n)
3,538 3,035
1 Month USD LIBOR + 6.50%
Healthcare - Services - 0.32%
LifePoint Health Inc
4.15%, 11 /16/2025
(n)
9,221 8,501
1 Month USD LIBOR + 3.75%
Insurance - 0.59%
Acrisure LLC
5.21%, 02 /15/2027
(n)
3,237 2,968
1 Month USD LIBOR + 3.50%
Asurion LLC
6.90%, 08 /04/2025
(n)
12,994 12,539
3 Month USD LIBOR + 3.25%
$ 15,507
Lodging - 0.41%
Golden Nugget LLC
3.45%, 10 /04/2023
(n)
4,986 3,978
1 Month USD LIBOR + 2.50%
Spectacle Gary Holdings LLC
11.00%, 12 /23/2025
(n)
7,949 6,757
1 Month USD LIBOR + 9.00%
$ 10,735
Media - 0.33%
CSC Holdings LLC
3.31%, 04 /15/2027
(n)
2,189 2,080
1 Month USD LIBOR + 2.50%
Diamond Sports Group LLC
3.82%, 08 /24/2026
(n)
3,229 2,620
1 Month USD LIBOR + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Radiate Holdco LLC
3.75%, 02 /01/2024
(n)
$ 4,240 $ 4,049
3 Month USD LIBOR + 3.00%
$ 8,749
Mining - 0.07%
Arconic Corp
3.24%, 02 /04/2027
(n)
1,955 1,936
1 Month USD LIBOR + 2.75%
Oil & Gas - 0.04%
Sanchez Energy Corp
7.15%, 05 /11/2020
(e),(f),(n)
572 572
1 Month USD LIBOR + 8.00%
12.00%, 05 /11/2020
(n)
579 550
1 Month USD LIBOR + 8.00%
$ 1,122
Packaging & Containers - 0.18%
Mauser Packaging Solutions Holding Co
4.56%, 04 /03/2024
(n)
5,436 4,651
3 Month USD LIBOR + 8.50%
Pharmaceuticals - 1.46%
Bausch Health Americas Inc
3.47%, 11 /14/2025
(n)
6,347 6,081
3 Month USD LIBOR + 8.75%
3.72%, 05 /19/2025
(n)
19,800 19,131
3 Month USD LIBOR + 7.50%
Endo International PLC
5.00%, 04 /29/2024
(n)
14,592 13,233
3 Month USD LIBOR + 4.00%
$ 38,445
Pipelines - 0.21%
Buckeye Partners LP
3.77%, 11 /01/2026
(n)
6,045 5,648
1 Month USD LIBOR + 2.75%
Retail - 0.15%
IRB Holding Corp
3.75%, 02 /05/2025
(n)
4,585 3,991
1 Month USD LIBOR + 2.75%
Telecommunications - 1.07%
GTT Communications Inc
3.15%, 05 /31/2025
(n)
7,897 5,703
3 Month USD LIBOR + 2.75%
Level 3 Financing Inc
2.12%, 03 /01/2027
(n)
2,458 2,349
1 Month USD LIBOR + 1.75%
Maxar Technologies Ltd
3.16%, 10 /05/2024
(n)
14,251 13,182
3 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.40%, 02 /19/2027
(n)
7,585 7,109
1 Month USD LIBOR + 3.00%
$ 28,343
TOTAL SENIOR FLOATING RATE INTERESTS $ 191,862
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1.91%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1.91%
0.50%, 03 /31/2025
(h)
$ 50,000 $ 50,369
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 50,369
Total Investments $ 2,638,464
Other Assets and Liabilities -  0.09% 2,186
TOTAL NET ASSETS - 100.00% $ 2,640,650

Schedule of Investments
High Yield Fund
April 30, 2020 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $32,296 or 1.22% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,581 or 0.06%
of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,419,974 or 53.77% of net assets.
(h) Security or a portion of the security was on loan at the end of the period.
( i ) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Security purchased on a when-issued basis.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  ( unaudited)
Sector Percent
Communications 19.57%
Consumer, Non-cyclical 16.13%
Consumer, Cyclical 15.58%
Industrial 12.09%
Financial 10.70%
Energy 7.72%
Basic Materials 5.79%
Money Market Funds 5.14%
Technology 3.15%
Utilities 2.13%
Government 1.91%
Other Assets and Liabilities
0.09%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 145,374 $ 929,730 $ 950,493 $ 124,611
$ 145,374 $ 929,730 $ 950,493 $ 124,611
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 592 $ — $ — $ —
$ 592 $ — $ — $ —
Amounts in thousands.
(a) Amount ex cludes earnings from securities lending collateral.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.34 N/A 5.00% Quarterly 06/20/2025 $ 50,000 $ (2,635) $ 11 $ (2,624)
Total $ (2,635) $ 11 $ (2,624)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $50,000.

Schedule of Investments
High Yield Fund
April 30, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps (continued)
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.58% Shares Held Value (000's)
Money Market Funds - 1.58%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
2 $ —
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(c)
25,569,858 25,570
$ 25,570
TOTAL INVESTMENT COMPANIES $ 25,570
BONDS - 6.81%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.00%
CD 2007-CD4 Commercial Mortgage Trust
1.38%, 12/11/2049
(d),(e),(f)
$ 4 $ —
Commercial Mortgage Trust 2007-GG9
0.84%, 03/10/2039
(d),(e),(f)
305 —
Ginnie Mae
1.46%, 03/16/2047
(d),(e)
153 5
ML-CFC Commercial Mortgage Trust 2006-3
0.99%, 07/12/2046
(d),(e),(f)
65 —
$ 5
Home Equity Asset Backed Securities - 0.00%
Option One Mortgage Loan Trust 2005-1
1.99%, 02/25/2035 23 12
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 0.06%
Chase Mortgage Finance Trust Series 2007-A2
4.39%, 06/25/2035
(e)
34 31
Fannie Mae REMIC Trust 2004-W5
0.94%, 02/25/2047 19 18
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
0.69%, 05/25/2035 6 6
1.00 x 1 Month USD LIBOR + 0.20%
Impac CMB Trust Series 2004-5
2.81%, 10/25/2034 9 8
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
1.47%, 10/25/2034 6 6
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
1.11%, 04/25/2035 66 60
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
1.25%, 08/25/2035 13 11
1.00 x 1 Month USD LIBOR + 0.77%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
0.70%, 04/25/2037 1,737 754
1.00 x 1 Month USD LIBOR + 0.21%
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
0.86%, 01/25/2045 32 29
1.00 x 1 Month USD LIBOR + 0.37%
$ 923
Other Asset Backed Securities - 0.00%
Argent Securities Trust 2006-W3
0.61%, 04/25/2036 27 11
1.00 x 1 Month USD LIBOR + 0.12%
Countrywide Asset-Backed Certificates
1.61%, 12/25/2032 15 14
1.00 x 1 Month USD LIBOR + 1.13%
Fannie Mae REMIC Trust 2003-W16
1.25%, 11/25/2033 1 1
1.00 x 1 Month USD LIBOR + 0.15%
Long Beach Mortgage Loan Trust 2004-2
1.28%, 06/25/2034 29 26
1.00 x 1 Month USD LIBOR + 0.80%
$ 52
Sovereign - 6.75%
Abu Dhabi Government International Bond
3.13%, 04/16/2030
(f)
805 856
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Colombia Government International Bond
3.00%, 01/30/2030 $ 4,020 $ 3,650
Indonesia Government International Bond
2.85%, 02/14/2030 2,065 2,001
3.85%, 10/15/2030 825 855
Italy Buoni Poliennali Del Tesoro
1.30%, 05/15/2028
(f)
EUR 11,560 12,512
Japanese Government CPI Linked Bond
0.10%, 03/10/2027 JPY 1,906,025 17,633
0.10%, 03/10/2028 1,768,128 16,369
0.10%, 03/10/2029 3,166,374 29,343
Mexico Government International Bond
3.25%, 04/16/2030 $ 3,015 2,732
4.50%, 04/22/2029 3,015 3,033
5.00%, 04/27/2051 460 441
New Zealand Government Inflation Linked Bond
2.50%, 09/20/2035 NZD 7,698 6,157
2.50%, 09/20/2040 3,602 2,965
Panama Government International Bond
4.50%, 04/01/2056 $ 255 286
Saudi Government International Bond
4.38%, 04/16/2029
(f)
955 1,064
Spain Government Bond
0.50%, 04/30/2030
(f)
EUR 7,940 8,500
Uruguay Government International Bond
4.38%, 01/23/2031 $ 940 1,035
$ 109,432
TOTAL BONDS $ 110,424
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 93.38%
Principal
Amount (000's) Value (000's)
U.S. Treasury Inflation-Indexed Obligations - 93.38%
0.13%, 01/15/2022 $ 84,354 $ 83,595
0.13%, 04/15/2022 148,012 146,750
0.13%, 07/15/2022 19,658 19,639
0.13%, 01/15/2023 33,568 33,558
0.13%, 07/15/2024 36,932 37,540
0.13%, 04/15/2025 56,172 57,603
0.13%, 07/15/2026 50,194 51,893
0.13%, 01/15/2030
(g)
24,839 26,274
0.25%, 01/15/2025 82,666 84,800
0.25%, 07/15/2029 9,678 10,329
0.25%, 02/15/2050 4,659 5,252
0.38%, 07/15/2023 26,181 26,583
0.38%, 07/15/2025 63,814 66,351
0.38%, 01/15/2027 43,308 45,479
0.38%, 07/15/2027 43,880 46,529
0.50%, 01/15/2028 55,480 59,271
0.63%, 04/15/2023 59,582 60,495
0.63%, 01/15/2024 56,940 58,467
0.63%, 01/15/2026
(h)
93,924 99,100
0.63%, 02/15/2043 29,473 34,334
0.75%, 07/15/2028 46,433 50,973
0.75%, 02/15/2042 28,020 33,219
0.75%, 02/15/2045
(g)
37,672 45,896
0.88%, 01/15/2029 37,109 41,309
0.88%, 02/15/2047 6,944 8,852
1.00%, 02/15/2046 24,614 31,938
1.00%, 02/15/2048 29,424 38,798
1.00%, 02/15/2049 19,079 25,502
1.38%, 02/15/2044 15,941 21,658
1.75%, 01/15/2028 18,429 21,473
2.00%, 01/15/2026 16,441 18,639
2.13%, 02/15/2040 12,861 18,744
2.13%, 02/15/2041 13,406 19,744
2.38%, 01/15/2025 3,790 4,268
2.38%, 01/15/2027 31,799 37,703
2.50%, 01/15/2029 12,818 16,089
3.38%, 04/15/2032 9,408 13,673

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 04/15/2029 $ 8,525 $ 11,754
$ 1,514,074
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,514,074
TOTAL PURCHASED OPTIONS - 0.02% $ 338
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.59% $ 9,569
TOTAL PURCHASED CAPPED OPTIONS - 0.02% $ 256
Total Investments $ 1,660,231
Other Assets and Liabilities -  (2.40)% (38,837)
TOTAL NET ASSETS - 100.00% $ 1,621,394
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,932 or 1.41% of net assets.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,205 or 0.14% of net assets.
(h) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $6,312 or 0.39% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 100.13%
Money Market Funds 1.58%
Purchased Interest Rate Swaptions 0.59%
Mortgage Securities 0.06%
Purchased Capped Options 0.02%
Purchased Options 0.02%
Asset Backed Securities 0.00%
Other Assets and Liabilities
(2.40)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 38,171 $ 417,416 $ 430,017 $ 25,570
$ 38,171 $ 417,416 $ 430,017 $ 25,570
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 157 $ — $ — $ —
$ 157 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive $ 109,200 0.30% 02/15/2022 $ 194 $ 240 $ 46
Call - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.35%) Receive 27,080 0.35% 07/09/2020 22 6 (16)
Call - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.40%) Receive 26,890 0.40% 06/30/2020 21 10 (11)
Total $ 237 $ 256 $ 19
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive $ 54,600 0.55% 02/15/2022 $ (45) $ (58) $ (13)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive 54,600 0.55% 02/15/2022 (57) (59) (2)
Put - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.25%) Pay 54,160 0.25% 07/09/2020 (26) — 26
Put - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.30%) Pay 53,790 0.30% 06/30/2020 (27) (7) 20
Total $ (155) $ (124) $ 31
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.

Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus GBP Wells Fargo Securities
LLC
1 EUR 7,365 EUR 0.90 11/03/2020 $ 118 $ 105 $ (13)
Call - GBP versus USD Citigroup Inc 1 GBP 13,525 GBP 1.35 05/04/2020 299 — (299)
Call - 90 Day Eurodollar Future;
December 2021
N/A 638 $ 1,595 $ 99.75 12/14/2021 112 199 87
Call - 90 Day Eurodollar Future;
June 2020
N/A 50 125 $ 99.50 05/18/2020 4 20 16
Call - Euribor Future; June 2020 N/A 129 EUR 323 EUR 100.38 05/18/2020 12 9 (3)
Put - 90 Day Eurodollar Future;
June 2022
N/A 143 $ 358 $ 98.25 06/15/2020 33 1 (32)
Put - Euribor Future; June 2020 N/A 66 EUR 165 EUR 100.38 05/18/2020 5 4 (1)
Total $ 583 $ 338 $ (245)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - GBP versus USD Deutsche Bank AG 1 GBP 13,525 GBP 1.35 05/04/2020 $ (173) $ — $ 173
Call - 90 Day Eurodollar Future;
December 2021
N/A 319 $ 798 $ 99.38 12/14/2021 (13 8 ) (331) (19 3 )
Total $ (31 1 ) $ (331) $ (20)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay $ 33,110 1.77% 11/06/2024 $ 179 $ 404 $ 225
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,870 2.95% 03/13/2024 220 1,001 781
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,740 1.46% 08/17/2021 205 461 256
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 812 640
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,410 3.05% 01/11/2029 79 296 217
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,420 3.08% 01/30/2029 81 302 221
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,470 1.50% 02/26/2025 182 302 120
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,872 2.98% 03/08/2024 224 1,014 790
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 5,280 1.20% 03/01/2022 186 322 136
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,130 0.89% 05/01/2025 115 111 (4)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 62 277 215
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 1,295 2.86% 02/23/2039 64 263 199
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,410 3.04% 01/12/2029 81 295 214
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 20,318 1.50% 06/02/2020 61 491 430
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 56,710 1.20% 09/24/2020 179 1,045 866
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 37,540 1.25% 08/11/2020 179 737 558
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 48 160 112
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 1,610 0.83% 11/24/2020 112 98 (14)
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 33,110 1.77% 11/06/2024 179 44 (135)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,470 1.50% 02/26/2025 182 109 (73)

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 2,357,900 1.10% 06/30/2022 $ 321 $ 7 $ (314)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 3,705 3.09% 12/07/2038 172 106 (66)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,873 1.72% 05/20/2020 66 — (66)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 11,345 2.35% 07/14/2020 42 — (42)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,420 3.08% 01/30/2029 81 22 (59)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,410 3.05% 01/11/2029 80 22 (58)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,870 2.95% 03/13/2024 219 24 (195)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,610 2.25% 08/09/2022 132 24 (108)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,872 2.98% 03/08/2024 224 23 (201)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,740 1.46% 08/17/2021 205 41 (164)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,130 0.89% 05/01/2025 115 117 2
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,280 1.20% 03/01/2022 186 90 (96)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,530 2.25% 08/03/2022 149 24 (125)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 62 39 (23)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,295 2.86% 02/23/2039 64 42 (22)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,410 3.04% 01/12/2029 80 22 (58)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/14/2024 243 50 (193)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/21/2024 218 50 (168)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 15,447 0.00% 06/29/2020 7 — (7)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 15,448 0.00% 06/25/2020 8 — (8)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 15,448 0.00% 06/24/2020 8 — (8)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 6 Month Euro
Interbank Offered Rate
Receive 41,180 0.00% 06/23/2020 23 — (23)
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 47 2 (45)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 5,130 3.80% 06/08/2021 201 2 (199)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 6,520 2.85% 05/10/2022 378 28 (350)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,610 0.83% 11/24/2020 111 97 (14)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,710 1.15% 04/08/2022 252 179 (73)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,445 1.35% 09/07/2020 58 14 (44)
Total $ 6,542 $ 9,569 $ 3,027

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 11,540 0.61% 04/07/2023 $ (43) $ (45) $ (2)
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 18,530 0.69% 04/12/2023 (71) (82) (11)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 33,110 1.58% 11/06/2020 (79) (432) (353)
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 33,110 0.41% 03/18/2021 (56) (64) (8)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,930 3.05% 03/13/2029 (209) (826) (617)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,170 2.20% 06/12/2020 (157) (1,110) (953)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,250 0.55% 06/23/2020 (16) (13) 3
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,450 1.74% 11/20/2020 (180) (800) (620)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,230 0.50% 06/30/2020 (13) (11) 2
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,490 1.62% 09/15/2020 (87) (333) (246)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,307 2.79% 03/09/2021 (217) (1,514) (1,297)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,740 1.62% 11/03/2020 (91) (359) (268)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,740 1.64% 11/03/2020 (90) (363) (273)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,740 1.42% 08/18/2020 (150) (442) (292)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,370 0.71% 04/07/2021 (94) (85) 9
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,690 0.69% 04/07/2021 (47) (41) 6
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,630 0.88% 04/15/2021 (44) (57) (13)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,800 0.79% 04/16/2021 (49) (54) (5)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,535 0.72% 04/19/2021 (43) (40) 3
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,680 0.69% 04/07/2021 (45) (40) 5
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,535 0.77% 04/16/2021 (43) (44) (1)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 6,420 0.66% 07/23/2020 (97) (86) 11
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,300 0.74% 05/03/2022 (114) (111) 3
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 7,180 1.20% 08/18/2020 (133) (405) (272)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 2,020 0.73% 04/07/2021 (53) (53) —
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,500 1.45% 01/31/2022 (129) (439) (310)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 3,270 0.87% 04/12/2021 (89) (113) (24)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,350 0.85% 04/08/2021 (35) (45) (10)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 4,920 0.74% 04/20/2021 (137) (134) 3
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 3,370 0.71% 04/02/2021 (95) (84) 11
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 40,635 1.00% 06/02/2020 (56) (577) (521)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 113,410 0.70% 09/24/2020 (125) (960) (835)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 17,665 1.53% 12/14/2020 (84) (440) (356)

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 75,070 0.75% 08/11/2020 $ (143) $ (724) $ (581)
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 17,665 1.51% 12/15/2020 (85) (432) (347)
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,295 1.39% 08/24/2020 (233) (1,202) (969)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 3,540 0.04% 09/14/2022 (55) (69) (14)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 7,120 0.12% 04/05/2022 (90) (113) (23)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 3,535 0.14% 09/13/2022 (53) (56) (3)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 8,140 0.02% 04/08/2022 (104) (158) (54)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 32,305 0.29% 08/21/2020 (156) (170) (14)
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 86,280 2.15% 05/28/2021 (242) — 242
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 63,350 2.35% 05/18/2021 (129) — 129
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 26,230 0.55% 04/22/2022 (46) (31) 15
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 18,530 0.69% 04/12/2023 (71) (37) 34
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 11,540 0.61% 04/07/2023 (43) (26) 17
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 33,110 1.58% 11/06/2020 (78) — 78
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 33,110 0.41% 03/18/2021 (56) (14) 42
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 106,820 2.40% 06/02/2021 (193) — 193
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,170 2.20% 06/12/2020 (156) — 156
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,590 2.10% 01/07/2022 (128) (18) 110
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,771 1.60% 03/07/2022 (62) (34) 28
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,030 1.85% 02/23/2022 (71) (23) 48
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,520 2.15% 01/11/2022 (129) (17) 112
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,690 0.69% 04/07/2021 (47) (40) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,230 0.80% 06/30/2020 (11) (10) 1
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,630 0.88% 04/15/2021 (44) (27) 17
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,250 0.85% 06/23/2020 (14) (6) 8
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,370 0.71% 04/07/2021 (95) (77) 18
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 6,970 1.76% 09/17/2020 (176) (3) 173
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,870 2.35% 07/13/2020 (41) — 41
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,450 2.30% 07/27/2020 (69) — 69
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,990 2.00% 08/04/2020 (44) — 44
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 3.25% 08/09/2022 (33) (5) 28
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 2.75% 08/09/2022 (68) (11) 57
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,740 1.64% 11/03/2020 (90) (3) 87

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 7,450 1.74% 11/20/2020 $ (180) $ (6) $ 174
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,930 3.05% 03/13/2029 (208) (62) 146
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,307 2.79% 03/09/2021 (217) (1) 216
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 10,870 3.87% 06/08/2021 (213) (1) 212
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,740 1.42% 08/18/2020 (149) (4) 145
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,390 2.30% 06/16/2020 (77) — 77
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,660 1.75% 08/10/2020 (44) — 44
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 14,210 2.75% 05/10/2022 (412) (20) 392
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,030 1.85% 02/23/2022 (69) (23) 46
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,490 1.62% 09/15/2020 (87) (2) 85
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,670 1.95% 07/14/2020 (61) — 61
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,740 1.62% 11/03/2020 (91) (3) 88
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,870 2.35% 07/13/2020 (39) — 39
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,300 0.74% 05/03/2022 (114) (118) (4)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,810 1.60% 03/04/2022 (68) (34) 34
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,800 0.79% 04/16/2021 (49) (36) 13
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,010 1.60% 03/07/2022 (101) (54) 47
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,535 0.72% 04/19/2021 (42) (35) 7
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,420 0.66% 07/23/2020 (97) (70) 27
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 6 Month Euro
Interbank Offered Rate
Pay EUR 16,250 0.18% 07/17/2020 (221) (18) 203
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 1,535 0.77% 04/16/2021 (42) (32) 10
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,680 0.69% 04/07/2021 (45) (40) 5
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,810 1.60% 03/01/2022 (70) (34) 36
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,780 1.00% 04/08/2022 (248) (165) 83
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 2.75% 08/03/2022 (76) (11) 65
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 3.25% 08/03/2022 (37) (5) 32
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 7,180 1.60% 08/18/2020 (134) (3) 131
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 3,370 0.71% 04/02/2021 (95) (77) 18
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/14/2024 (148) (28) 120
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,730 2.25% 08/21/2024 (170) (74) 96
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,500 1.95% 01/31/2022 (129) (25) 104
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/14/2024 (90) (16) 74
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 3,270 0.87% 04/12/2021 (88) (54) 34

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 5,390 3.00% 06/21/2024 $ (131) $ (28) $ 103
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 4,920 0.74% 04/20/2021 (136) (108) 28
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,350 0.85% 04/08/2021 (35) (23) 12
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 2,020 0.73% 04/07/2021 (52) (44) 8
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/21/2024 (79) (16) 63
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 7,060 0.00% 07/02/2021 (14) (2) 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 22,110 3.50% 08/25/2020 (75) — 75
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 20,240 3.25% 12/30/2020 (75) — 75
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 25,030 0.10% 03/30/2021 (87) (3) 84
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 19,480 0.16% 04/13/2021 (67) (2) 65
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 19,480 0.10% 04/13/2021 (66) (2) 64
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 36,220 2.00% 11/30/2020 (49) — 49
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 7,080 0.00% 06/22/2021 (17) (2) 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 13,011 0.11% 05/18/2021 (43) (2) 41
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 13,390 0.05% 06/11/2021 (34) (3) 31
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,030 0.00% 06/15/2021 (17) (2) 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,060 0.00% 06/21/2021 (14) (2) 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 5,880 0.00% 06/15/2021 (16) (2) 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,630 0.00% 06/28/2021 (15) (2) 13
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,870 0.05% 07/06/2021 (15) (3) 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,190 0.00% 07/20/2021 (14) (3) 11
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 17,665 1.53% 12/14/2020 (84) — 84
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 9,180 0.15% 08/10/2021 (12) (7) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 16,230 0.15% 08/10/2021 (23) (13) 10
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 16,180 1.05% 10/05/2020 (28) — 28
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 29,530 0.25% 09/07/2021 (49) (41) 8
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 38,710 0.12% 04/09/2021 (147) (4) 143
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 12,700 3.15% 05/06/2020 (70) — 70
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 16,180 1.05% 10/05/2020 (21) — 21
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 15,025 1.00% 10/06/2020 (16) — 16
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 29,770 0.60% 09/25/2020 (35) (3) 32
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,130 3.50% 06/16/2020 (41) — 41
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 17,590 3.45% 06/09/2020 (73) — 73

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 12,600 2.90% 06/01/2020 $ (93) $ — $ 93
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 17,710 3.35% 06/01/2020 (64) — 64
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 8,670 0.08% 06/01/2021 (26) (2) 24
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 19,300 0.15% 04/20/2021 (70) (2) 68
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 17,665 1.51% 12/15/2020 (84) — 84
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 8,140 0.02% 04/08/2022 (104) (58) 46
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,120 0.12% 04/05/2022 (90) (63) 27
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 10,120 0.00% 07/28/2020 (29) (3) 26
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,535 0.14% 09/13/2022 (53) (43) 10
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,540 0.04% 09/14/2022 (55) (35) 20
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 32,305 0.29% 08/21/2020 (156) (113) 43
Total $ (12,411) $ (15,195) $ (2,784)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; June 2022 Long 46 $ 11,465 $ 146
Canada 10 Year Bond; June 2020 Long 203 21,787 334
Euro Bond 10 Year Bond; June 2020 Short 297 56,772 (268)
Euro-BTP; June 2020 Long 16 2,430 (1)
Euro-Oat; June 2020 Long 104 19,241 (366)
Japan 10 Year Bond TSE; June 2020 Short 13 18,509 (8)
US 10 Year Note; June 2020 Short 232 32,262 (431)
US 10 Year Ultra Note; June 2020 Short 300 47,109 (441)
US 2 Year Note; June 2020 Long 158 34,828 49
US 5 Year Note; June 2020 Long 335 42,037 1,317
US Ultra Bond; June 2020 Long 79 17,758 (138)
Total $ 193
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 05/05/2020 EUR 17,402 $ 18,893 $ 177 $ —
Bank of America NA 05/05/2020 $ 3,862 NZD 6,530 — (143)
Bank of America NA 06/03/2020 $ 18,904 EUR 17,402 — (174)
Bank of America NA 07/08/2020 CAD 3,421 $ 2,452 6 —
Barclays Bank PLC 05/05/2020 $ 447 GBP 362 — (9)
Barclays Bank PLC 06/17/2020 GBP 1,330 $ 1,749 — (74)
Barclays Bank PLC 06/17/2020 $ 862 EUR 795 — (10)
Barclays Bank PLC 08/05/2020 GBP 4,861 $ 6,014 110 —
Barclays Bank PLC 08/05/2020 $ 6,013 EUR 5,390 96 —
BMO Capital Markets 05/05/2020 $ 750 GBP 602 — (9)
BNP Paribas 05/05/2020 GBP 1,175 $ 1,448 32 —
Citigroup Inc 06/17/2020 EUR 1,560 $ 1,791 — (80)
Deutsche Bank AG 05/05/2020 $ 16 EUR 15 — —
Deutsche Bank AG 05/07/2020 $ 64,048 JPY 6,887,333 — (135)
Deutsche Bank AG 08/05/2020 $ 1,908 GBP 1,575 — (76)
Deutsche Bank AG 08/05/2020 EUR 1,725 $ 1,908 — (14)
Goldman Sachs & Co 05/05/2020 EUR 40 $ 44 — —
Goldman Sachs & Co 06/03/2020 $ 44 EUR 40 — —
Goldman Sachs & Co 06/17/2020 $ 795 AUD 1,370 — (98)
Goldman Sachs & Co 06/17/2020 $ 792 GBP 680 — (64)

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Goldman Sachs & Co 06/17/2020 JPY 173,273 $ 1,700 $ — $ (84)
Goldman Sachs & Co 06/17/2020 $ 795 JPY 86,672 — (13)
Goldman Sachs & Co 07/08/2020 CAD 5,097 $ 3,642 21 —
Goldman Sachs & Co 08/05/2020 GBP 2,962 $ 3,434 297 —
Goldman Sachs & Co 08/05/2020 $ 3,434 EUR 3,200 — (79)
JPMorgan Chase 05/05/2020 $ 1,785 GBP 1,448 — (39)
JPMorgan Chase 05/05/2020 GBP 41 $ 52 — —
JPMorgan Chase 05/05/2020 GBP 1,196 $ 1,481 25 —
JPMorgan Chase 06/03/2020 $ 52 GBP 41 — —
JPMorgan Chase 08/05/2020 $ 7,538 GBP 6,556 — (720)
JPMorgan Chase 08/05/2020 EUR 5,940 $ 6,382 139 —
JPMorgan Chase 08/05/2020 EUR 1,045 $ 1,156 — (9)
Morgan Stanley & Co 05/05/2020 $ 7,358 EUR 6,792 — (85)
Morgan Stanley & Co 05/05/2020 $ 4,000 NZD 6,668 — (90)
Morgan Stanley & Co 05/07/2020 JPY 6,885,520 $ 64,545 — (379)
Morgan Stanley & Co 06/03/2020 $ 64,571 JPY 6,885,520 369 —
Morgan Stanley & Co 06/17/2020 AUD 2,530 $ 1,684 — (36)
Morgan Stanley & Co 07/08/2020 $ 2,450 CAD 3,400 7 —
Morgan Stanley & Co 07/08/2020 CAD 5,105 $ 3,643 26 —
Royal Bank of Scotland 07/08/2020 CAD 3,424 $ 2,452 8 —
UBS AG 05/05/2020 $ 11,759 EUR 10,644 95 —
UBS AG 06/03/2020 $ 790 EUR 721 — —
UBS AG 06/03/2020 JPY 61,011 $ 571 — (2)
Westpac Banking Corporation 05/05/2020 NZD 13,198 $ 8,025 7 3 —
Westpac Banking Corporation 06/03/2020 $ 8,839 NZD 14,530 — (71)
Total $ 1,4 81 $ (2,49 3 )
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Receive 1.08% Semiannual Quarterly N/A 09/16/2030 NZD 22,950 $ (335) $ (13) $ (348)
3 Month USD LIBOR Pay 1.54% Quarterly Semiannual N/A 02/12/2030 $ 935 82 — 82
3 Month USD LIBOR Pay 1.48% Quarterly Semiannual N/A 02/04/2030 940 78 — 78
3 Month USD LIBOR Pay 1.81% Quarterly Semiannual N/A 05/07/2050 1,305 356 — 356
3 Month USD LIBOR Receive 1.63% Semiannual Quarterly N/A 02/10/2030 1,870 (181) — (181)
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 730 202 — 202
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 3,390 59 — 59
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 6,490 (64) — (64)
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 02/03/2030 940 80 — 80
3 Month USD LIBOR Pay 0.35% Quarterly Semiannual N/A 03/15/2022 26,235 35 — 35
3 Month USD LIBOR Pay 1.54% Quarterly Semiannual N/A 02/12/2030 1,290 113 — 113
3 Month USD LIBOR Pay 1.43% Quarterly Semiannual N/A 02/25/2030 1,865 145 — 145
3 Month USD LIBOR Pay 1.32% Quarterly Semiannual N/A 02/26/2030 1,860 124 — 124
3 Month USD LIBOR Pay 1.31% Quarterly Semiannual N/A 02/26/2030 2,080 137 — 137
3 Month USD LIBOR Receive 2.40% Semiannual Quarterly N/A 02/26/2022 186,030 (6,967) 3 (6,964)
3 Month USD LIBOR Receive 1.32% Semiannual Quarterly N/A 08/27/2030 5,710 (377) — (377)
3 Month USD LIBOR Receive 1.31% Semiannual Quarterly N/A 02/27/2030 3,740 (247) — (247)
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 02/11/2030 863 80 — 80
3 Month USD LIBOR Receive 2.89% Semiannual Quarterly N/A 04/16/2022 24,070 (1,191) 1 (1,190)
3 Month USD LIBOR Receive 2.88% Semiannual Quarterly N/A 04/16/2022 23,760 (1,171) 1 (1,170)
3 Month USD LIBOR Pay 1.56% Quarterly Semiannual N/A 01/31/2030 940 85 — 85
3 Month USD LIBOR Pay 1.78% Quarterly Semiannual N/A 01/22/2030 945 104 — 104
3 Month USD LIBOR Pay 1.77% Quarterly Semiannual N/A 01/23/2030 940 103 — 103
3 Month USD LIBOR Pay 1.75% Quarterly Semiannual N/A 01/23/2030 1,590 171 — 171
3 Month USD LIBOR Pay 1.70% Quarterly Semiannual N/A 01/27/2030 940 97 — 97
3 Month USD LIBOR Pay 1.68% Quarterly Semiannual N/A 01/27/2030 940 95 — 95
3 Month USD LIBOR Pay 1.69% Quarterly Semiannual N/A 01/28/2030 1,870 192 — 192
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/29/2030 1,880 172 — 172
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 01/29/2030 940 86 — 86
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 01/29/2030 1,760 160 — 160
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/29/2030 940 86 — 86
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 04/29/2030 2,270 205 — 205
3 Month USD LIBOR Receive 0.70% Semiannual Quarterly N/A 07/22/2030 3,170 (19) — (19)

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 09/29/2022 $ 4,210 $ 6 $ — $ 6
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 04/20/2027 710 (2) — (2)
3 Month USD LIBOR Receive 0.83% Semiannual Quarterly N/A 11/15/2045 1,690 (5) — (5)
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/30/2030 2,570 236 — 236
3 Month USD LIBOR Pay 1.61% Quarterly Semiannual N/A 01/30/2030 1,860 175 — 175
3 Month USD LIBOR Pay 1.10% Quarterly Semiannual N/A 03/01/2023 18,070 291 — 291
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 02/28/2025 13,420 1,364 — 1,364
3 Month USD LIBOR Pay 1.06% Quarterly Semiannual N/A 03/02/2023 4,510 69 — 69
3 Month USD LIBOR Pay 1.24% Quarterly Semiannual N/A 03/02/2030 1,870 110 — 110
3 Month USD LIBOR Receive 0.66% Semiannual Quarterly N/A 03/11/2030 960 (3) — (3)
3 Month USD LIBOR Pay 0.64% Quarterly Semiannual N/A 04/07/2030 3,410 (1) — (1)
3 Month USD LIBOR Receive 0.55% Semiannual Quarterly N/A 03/12/2021 35,890 (51) — (51)
3 Month USD LIBOR Pay 0.85% Quarterly Semiannual N/A 03/12/2040 3,690 (40) — (40)
3 Month USD LIBOR Pay 0.64% Quarterly Semiannual N/A 05/05/2030 1,600 2 — 2
3 Month USD LIBOR Pay 0.32% Quarterly Semiannual N/A 03/15/2022 25,700 21 — 21
3 Month USD LIBOR Pay 1.10% Quarterly Semiannual N/A 08/21/2050 1,235 96 — 96
3 Month USD LIBOR Pay 0.69% Quarterly Semiannual N/A 03/11/2050 340 (12) — (12)
3 Month USD LIBOR Receive 0.84% Semiannual Quarterly N/A 11/15/2045 2,150 (8) — (8)
3 Month USD LIBOR Pay 0.71% Quarterly Semiannual N/A 03/25/2030 1,990 13 1 14
3 Month USD LIBOR Pay 0.69% Quarterly Semiannual N/A 05/05/2030 590 4 — 4
3 Month USD LIBOR Pay 0.35% Quarterly Semiannual N/A 10/02/2022 8,420 12 — 12
3 Month USD LIBOR Pay 0.38% Quarterly Semiannual N/A 09/28/2022 3,280 7 — 7
3 Month USD LIBOR Pay 0.62% Quarterly Semiannual N/A 05/04/2030 2,290 (2) — (2)
3 Month USD LIBOR Pay 0.43% Quarterly Semiannual N/A 09/29/2022 3,960 12 — 12
3 Month USD LIBOR Pay 0.37% Quarterly Semiannual N/A 09/29/2022 7,420 13 — 13
3 Month USD LIBOR Receive 0.83% Semiannual Quarterly N/A 11/15/2045 2,150 (5) — (5)
3 Month USD LIBOR Pay 0.50% Quarterly Semiannual N/A 03/11/2030 1,610 (20) — (20)
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 03/15/2022 26,235 36 1 37
3 Month USD LIBOR Pay 0.76% Quarterly Semiannual N/A 09/08/2025 1,791 31 — 31
3 Month USD LIBOR Pay 0.99% Quarterly Semiannual N/A 03/02/2023 4,530 63 — 63
3 Month USD LIBOR Pay 0.98% Quarterly Semiannual N/A 03/02/2023 4,530 62 — 62
3 Month USD LIBOR Pay 1.24% Quarterly Semiannual N/A 03/02/2030 1,100 65 — 65
3 Month USD LIBOR Pay 0.90% Quarterly Semiannual N/A 03/02/2023 4,530 56 — 56
3 Month USD LIBOR Pay 0.92% Quarterly Semiannual N/A 03/02/2023 3,710 46 — 46
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 4,530 53 — 53
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 9,010 107 — 107
3 Month USD LIBOR Pay 0.87% Quarterly Semiannual N/A 03/02/2023 5,350 62 — 62
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 9,060 107 — 107
3 Month USD LIBOR Pay 0.73% Quarterly Semiannual N/A 09/04/2022 17,950 163 — 163
3 Month USD LIBOR Pay 0.73% Quarterly Semiannual N/A 09/04/2022 7,360 67 1 68
3 Month USD LIBOR Pay 1.02% Quarterly Semiannual N/A 09/08/2030 2,540 93 — 93
3 Month USD LIBOR Receive 1.25% Semiannual Quarterly N/A 03/06/2050 650 (76) — (76)
3 Month USD LIBOR Receive 1.11% Semiannual Quarterly N/A 03/08/2032 1,695 (59) — (59)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 03/06/2022 4,160 27 — 27
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 3,440 (70) — (70)
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 591 69 — 69
3 Month USD LIBOR Pay 1.97% Quarterly Semiannual N/A 01/10/2050 320 101 — 101
3 Month USD LIBOR Receive 1.76% Semiannual Quarterly N/A 07/09/2030 1,690 (187) — (187)
3 Month USD LIBOR Receive 2.94% Semiannual Quarterly N/A 04/21/2022 8,780 (445) — (445)
3 Month USD LIBOR Pay 1.73% Quarterly Semiannual N/A 01/08/2030 1,890 197 — 197
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 54,580 (769) 1 (768)
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 53,710 777 1 778
3 Month USD LIBOR Pay 0.59% Quarterly Semiannual N/A 05/01/2030 1,630 (6) — (6)
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 11/15/2045 1,770 24 — 24
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 780 (55) — (55)
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 600 (40) — (40)
3 Month USD LIBOR Pay 1.76% Quarterly Semiannual N/A 01/09/2030 1,060 114 — 114
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 11/22/2020 16,060 92 — 92
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 4,950 1 1 2
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 04/30/2030 1,630 3 — 3
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 1,765 (128) — (128)
3 Month USD LIBOR Pay 1.36% Quarterly Semiannual N/A 09/28/2021 8,610 92 1 93
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/27/2021 29,390 (289) — (289)
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/30/2021 4,660 (45) — (45)
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 1,660 (161) — (161)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 840 (108) — (108)
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 420 (58) — (58)

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 2.10% Quarterly Semiannual N/A 06/22/2031 $ 590 $ 81 $ — $ 81
3 Month USD LIBOR Pay 1.74% Quarterly Semiannual N/A 06/16/2022 10,650 311 — 311
3 Month USD LIBOR Pay 0.30% Quarterly Semiannual N/A 05/05/2023 7,190 — — —
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 5,060 (1) — (1)
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 13,710 (1,436) 12 (1,424)
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 157,520 6,061 (71) 5,990
3 Month USD LIBOR Receive 2.90% Semiannual Quarterly N/A 02/15/2049 40 (22) — (22)
3 Month USD LIBOR Receive 2.43% Semiannual Quarterly N/A 03/15/2023 6,300 (269) — (269)
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 2,830 498 1 499
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 1,940 (193) — (193)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/27/2022 29,060 1,095 — 1,095
3 Month USD LIBOR Pay 2.32% Quarterly Semiannual N/A 10/25/2021 34,020 976 (1) 975
3 Month USD LIBOR Pay 0.59% Quarterly Semiannual N/A 05/01/2030 1,460 (6) — (6)
3 Month USD LIBOR Pay 2.45% Quarterly Semiannual N/A 05/18/2031 1,190 205 — 205
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 33,170 (534) 1 (533)
3 Month USD LIBOR Pay 2.08% Quarterly Semiannual N/A 07/02/2021 16,790 318 — 318
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 06/15/2021 28,450 (416) 1 (415)
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 06/15/2050 2,160 (927) — (927)
3 Month USD LIBOR Receive 2.35% Semiannual Quarterly N/A 04/27/2025 7,830 (754) — (754)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (88) — (88)
3 Month USD LIBOR Pay 0.34% Quarterly Semiannual N/A 09/29/2022 16,880 22 — 22
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 150 42 — 42
3 Month USD LIBOR Receive 1.61% Semiannual Quarterly N/A 11/01/2023 4,560 (115) — (115)
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 27,160 3,349 1 3,350
3 Month USD LIBOR Receive 1.58% Semiannual Quarterly N/A 11/01/2023 4,560 (113) — (113)
3 Month USD LIBOR Pay 3.21% Quarterly Semiannual N/A 10/29/2024 1,345 170 — 170
3 Month USD LIBOR Pay 1.80% Quarterly Semiannual N/A 01/07/2030 1,910 212 — 212
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 11/07/2034 2,040 (215) — (215)
3 Month USD LIBOR Pay 0.66% Quarterly Semiannual N/A 04/29/2030 1,610 1 — 1
3 Month USD LIBOR Pay 1.75% Quarterly Semiannual N/A 01/08/2030 1,000 106 — 106
3 Month USD LIBOR Pay 0.30% Quarterly Semiannual N/A 07/30/2022 3,710 2 — 2
3 Month USD LIBOR Pay 0.66% Quarterly Semiannual N/A 04/30/2030 800 2 — 2
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/12/2034 2,060 (239) — (239)
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 10/26/2023 4,080 (99) — (99)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 1,100 (115) — (115)
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/15/2044 2,490 (259) — (259)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (88) — (88)
6 Month Euro Interbank Offered Rate Receive (0.38)% Annual Semiannual N/A 06/19/2022 EUR 6,190 3 — 3
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 05/03/2023 4,480 5 — 5
6 Month Euro Interbank Offered Rate Receive (0.35)% Annual Semiannual N/A 03/20/2022 3,730 (2) — (2)
6 Month Euro Interbank Offered Rate Receive (0.45)% Annual Semiannual N/A 12/16/2021 7,070 14 — 14
6 Month Euro Interbank Offered Rate Receive (0.34)% Annual Semiannual N/A 03/20/2022 3,740 (3) — (3)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 12/13/2023 7,310 (34) — (34)
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 03/23/2022 14,130 (22) — (22)
6 Month Euro Interbank Offered Rate Receive (0.26)% Annual Semiannual N/A 09/22/2022 7,300 (21) 1 (20)
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/18/2025 375 (3) — (3)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 03/24/2023 14,780 (76) 1 (75)
6 Month Euro Interbank Offered Rate Receive (0.06)% Annual Semiannual N/A 01/03/2024 3,855 (27) — (27)
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 14,740 (72) — (72)
6 Month Euro Interbank Offered Rate Pay (0.25)% Semiannual Annual N/A 06/24/2022 3,576 8 — 8
6 Month Euro Interbank Offered Rate Pay (0.35)% Semiannual Annual N/A 11/02/2022 4,490 5 — 5
6 Month Euro Interbank Offered Rate Pay (0.29)% Semiannual Annual N/A 06/25/2022 1,341 2 — 2
6 Month Euro Interbank Offered Rate Receive (0.05)% Annual Semiannual N/A 01/03/2024 3,855 (28) 1 (27)
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/26/2022 1,341 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 10/02/2022 6,270 8 — 8
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 3,190 (125) 2 (123)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 01/16/2022 15,460 15 (1) 14
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/30/2022 1,341 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 10/02/2022 6,920 7 — 7
6 Month Euro Interbank Offered Rate Pay (0.32)% Semiannual Annual N/A 09/29/2022 4,420 7 — 7
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 14,780 (74) 1 (73)
6 Month Euro Interbank Offered Rate Pay (0.49)% Semiannual Annual N/A 03/09/2022 5,370 (12) — (12)
6 Month Euro Interbank Offered Rate Pay (0.58)% Semiannual Annual N/A 08/17/2023 2,290 (10) — (10)
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/05/2022 7,950 (16) — (16)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 09/28/2023 1,580 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.31)% Semiannual Annual N/A 04/29/2023 8,020 16 — 16
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 18,090 (37) 1 (36)

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 EUR 19,820 $ (45) $ 1 $ (44)
6 Month Euro Interbank Offered Rate Pay (0.47)% Semiannual Annual N/A 03/04/2023 3,990 (7) — (7)
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 03/02/2023 7,490 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 5,910 8 — 8
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 08/11/2023 2,280 (3) — (3)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 7,480 10 — 10
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/06/2022 3,200 (6) — (6)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 11/11/2024 1,640 (13) — (13)
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 10/06/2023 1,880 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/16/2022 7,460 11 — 11
6 Month Euro Interbank Offered Rate Pay (0.38)% Semiannual Annual N/A 05/04/2023 4,460 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 02/12/2023 2,440 4 — 4
6 Month Euro Interbank Offered Rate Pay (0.50)% Semiannual Annual N/A 09/14/2023 2,350 (6) — (6)
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/14/2023 1,830 (2) — (2)
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 JPY 38,580 (12) — (12)
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 24,710 1 — 1
6 Month JPY LIBOR Receive 0.37% Semiannual Semiannual N/A 01/30/2045 18,410 (2) — (2)
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 33,410 (7) 1 (6)
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 24,090 (19) — (19)
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 12,400 2 — 2
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 0.79% Annual Annual N/A 04/29/2025 $ 14,065 10 1 11
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 0.96% Annual Annual N/A 04/16/2025 14,395 (119) 1 (118)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.45% Annual Annual N/A 04/16/2030 14,395 221 1 222
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.00% Annual Annual N/A 04/27/2025 14,170 27 1 28
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.60% Annual Annual N/A 04/09/2050 3,155 18 — 18
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.30% Annual Annual N/A 04/27/2030 14,170 (19) — (19)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.34% Annual Annual N/A 04/29/2030 14,065 39 — 39
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.40% Annual Annual N/A 04/09/2030 11,350 114 1 115
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 16,200 (22) — (22)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.71% Annual Annual N/A 08/12/2024 15,060 (645) — (645)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.34% Annual Annual N/A 03/30/2030 7,980 33 — 33
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.84% Annual Annual N/A 01/31/2030 16,890 (981) 1 (980)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.95% Annual Annual N/A 11/25/2049 2,680 (361) 1 (360)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.86% Annual Annual N/A 11/25/2029 8,375 482 — 482
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.82% Annual Annual N/A 02/03/2030 16,775 (943) 1 (942)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.79% Annual Annual N/A 08/22/2049 2,515 (166) — (166)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.94% Annual Annual N/A 02/10/2050 5,325 722 — 722
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.75% Annual Annual N/A 08/22/2029 7,910 372 1 373
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 02/10/2030 16,785 (1,000) 1 (999)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 08/01/2024 24,120 (1,230) — (1,230)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.96% Annual Annual N/A 12/12/2049 4,480 (631) — (631)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.50% Annual Annual N/A 03/10/2030 24,845 (528) 1 (527)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.25% Annual Annual N/A 03/11/2030 8,300 52 — 52

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.06% Annual Annual N/A 03/26/2030 $ 3,930 $ (104) $ — $ (104)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.24% Annual Annual N/A 03/13/2030 16,290 128 1 129
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 0.82% Annual Annual N/A 03/23/2030 4,500 232 — 232
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 0.85% Annual Annual N/A 03/24/2030 6,700 326 1 327
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 7,950 (848) — (848)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.92% Annual Annual N/A 05/08/2021 35,952 (940) 1 (939)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 0.97% Annual Annual N/A 03/25/2030 3,940 (141) — (141)
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 0.36% Annual Annual N/A 04/15/2025 EUR 13,030 1 1 2
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Receive 0.40% Annual Annual N/A 03/15/2030 3,730 102 — 102
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Receive 0.62% Annual Annual N/A 04/15/2030 13,440 20 1 21
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Receive 0.71% Annual Annual N/A 04/15/2030 13,235 (119) (1) (120)
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 0.39% Annual Annual N/A 04/15/2025 13,235 26 — 26
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Receive 0.64% Annual Annual N/A 04/15/2030 13,030 (20) — (20)
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 0.32% Annual Annual N/A 04/15/2025 13,440 (27) — (27)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 12,460 (1,004) 21 (983)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.57% Annual Annual N/A 03/15/2030 7,410 55 1 56
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.13% Annual Annual N/A 01/15/2030 14,120 878 (16) 862
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.41% Annual Annual N/A 03/15/2030 3,640 96 — 96
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.13% Annual Annual N/A 02/15/2030 2,645 (162) 3 (159)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.17% Annual Annual N/A 04/15/2050 2,680 76 — 76
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.66% Annual Annual N/A 04/15/2030 10,455 (41) — (41)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.15% Annual Annual N/A 02/15/2030 8,375 (536) 10 (526)
United Kingdom Retail Prices Index Receive 3.46% Annual Annual N/A 12/15/2029 GBP 5,125 (240) 9 (231)
United Kingdom Retail Prices Index Pay 3.51% Annual Annual N/A 10/15/2028 9,490 771 (42) 729
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 8,890 554 (28) 526
United Kingdom Retail Prices Index Pay 3.29% Annual Annual N/A 03/15/2030 10,270 146 (5) 141
United Kingdom Retail Prices Index Pay 3.45% Annual Annual N/A 02/15/2030 2,135 83 (3) 80
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 4,000 (1,294) 39 (1,255)
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 12,690 (1,416) 106 (1,310)
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 9,745 (3,386) 5 (3,381)
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 9,745 2,480 (69) 2,411
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 4,100 (1,247) 37 (1,210)
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 4,100 871 (30) 841
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 5,400 (431) 21 (410)
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 5,400 737 (30) 707
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 5,200 (462) 22 (440)
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 5,200 784 (31) 753
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 4,000 899 (30) 869
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 12,690 2,203 (117) 2,086
United Kingdom Retail Prices Index Pay 3.40% Annual Annual N/A 08/15/2028 21,695 1,339 (169) 1,170
Total $ (2,374) $ (330) $ (2,704)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Emerging Markets Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.20% Shares Held Value (000's)
Money Market Funds - 3.20%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
8,467,589 $ 8,468
TOTAL INVESTMENT COMPANIES $ 8,468
COMMON STOCKS - 95.80% Shares Held Value (000's)
Apparel - 0.48%
Fila Holdings Corp 44,096 1,261
Automobile Manufacturers - 2.51%
Ashok Leyland Ltd 953,031 655
Hyundai Motor Co 25,114 1,941
Kia Motors Corp 78,789 1,925
Maruti Suzuki India Ltd 19,026 1,351
Tofas Turk Otomobil Fabrikasi AS 241,385 771
$ 6,643
Banks - 8.36%
Banco do Brasil SA 324,400 1,690
Bank Rakyat Indonesia Persero Tbk PT 9,399,800 1,710
Credicorp Ltd 16,699 2,488
Grupo Financiero Banorte SAB de CV 574,100 1,572
HDFC Bank Ltd 184,653 2,425
ICICI Bank Ltd 414,781 2,081
Kotak Mahindra Bank Ltd 30,454 547
OTP Bank Nyrt 44,720 1,324
Postal Savings Bank of China Co Ltd
( c)
1,205,000 720
PT Bank Central Asia Tbk 1,428,800 2,475
RHB Bank Bhd 774,300 852
Sberbank of Russia PJSC ADR 193,648 2,056
Shinhan Financial Group Co Ltd 87,167 2,210
$ 22,150
Beverages - 0.99%
Thai Beverage PCL 5,403,200 2,630
Building Materials - 3.04%
Anhui Conch Cement Co Ltd 330,664 2,772
China Lesso Group Holdings Ltd 1,180,000 1,691
Huaxin Cement Co Ltd 577,605 2,145
UltraTech Cement Ltd 30,826 1,435
$ 8,043
Commercial Services - 1.19%
New Oriental Education & Technology Group Inc
ADR
(d)
24,767 3,162
Computers - 0.28%
Wiwynn Corp 29,000 744
Consumer Products - 0.75%
Hindustan Unilever Ltd 68,348 1,979
Cosmetics & Personal Care - 0.26%
Colgate-Palmolive India Ltd 35,995 695
Diversified Financial Services - 4.28%
CTBC Financial Holding Co Ltd 2,846,000 1,896
Housing Development Finance Corp Ltd 193,591 4,897
KB Financial Group Inc 69,403 1,986
Muthoot Finance Ltd 60,529 694
Tisco Financial Group PCL 838,100 1,881
$ 11,354
Electrical Components & Equipment - 0.55%
Delta Electronics Inc 312,000 1,455
Electronics - 0.65%
Taiwan Union Technology Corp 382,000 1,722
Engineering & Construction - 0.66%
Daelim Industrial Co Ltd 13,990 1,009
Grupo Aeroportuario del Pacifico SAB de CV 119,300 741
$ 1,750
Food - 3.50%
Indofood Sukses Makmur Tbk PT 2,645,000 1,154
Minerva SA/ Brazil
( d)
637,100 1,511
Nestle India Ltd 5,015 1,190
Tingyi Cayman Islands Holding Corp 994,000 1,765
Uni-President Enterprises Corp 1,236,000 2,878
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
X5 Retail Group NV 26,369 $ 778
$ 9,276
Forest Products & Paper - 0.30%
Mondi PLC 44,813 791
Gas - 1.36%
China Resources Gas Group Ltd 180,000 1,012
ENN Energy Holdings Ltd 229,900 2,591
$ 3,603
Holding Companies - Diversified - 1.04%
KOC Holding AS 352,027 772
Swire Pacific Ltd 305,000 1,984
$ 2,756
Home Furnishings - 0.55%
Gree Electric Appliances Inc of Zhuhai
( d)
191,283 1,463
Insurance - 4.75%
AIA Group Ltd 137,000 1,257
BB Seguridade Participacoes SA 154,900 755
ICICI Lombard General Insurance Co Ltd
( c)
41,121 703
PICC Property & Casualty Co Ltd 3,438,000 3,290
Ping An Insurance Group Co of China Ltd 490,500 4,992
Powszechny Zaklad Ubezpieczen SA 215,298 1,589
$ 12,586
Internet - 22.24%
AfreecaTV Co Ltd 18,300 908
Alibaba Group Holding Ltd ADR
(d)
101,910 20,654
JD.com Inc ADR
(d)
85,055 3,666
Meituan Dianping
( d)
177,600 2,378
MercadoLibre Inc
( d)
3,109 1,814
Naspers Ltd 31,153 4,849
NCSoft Corp 2,186 1,158
Tencent Holdings Ltd 371,300 19,519
Tencent Music Entertainment Group ADR
(d)
75,357 860
Vipshop Holdings Ltd ADR
(d)
197,016 3,138
$ 58,944
Iron & Steel - 1.94%
Eregli Demir ve Celik Fabrikalari TAS 1,072,478 1,236
POSCO 7,928 1,198
Severstal PAO 167,168 1,993
Ternium SA ADR 51,746 703
$ 5,130
Lodging - 0.37%
NagaCorp Ltd 824,000 973
Mining - 2.39%
Impala Platinum Holdings Ltd 182,669 1,089
MMC Norilsk Nickel PJSC ADR 122,964 3,362
Polyus PJSC 23,148 1,881
$ 6,332
Miscellaneous Manufacturers - 1.93%
Escorts Ltd 68,330 642
Largan Precision Co Ltd 11,000 1,499
Lens Technology Co Ltd 274,600 692
Pidilite Industries Ltd 49,444 997
Sunny Optical Technology Group Co Ltd 92,600 1,290
$ 5,120
Oil & Gas - 5.02%
Gazprom PJSC ADR 566,821 2,870
LUKOIL PJSC ADR 44,635 2,912
Petrobras Distribuidora SA 512,000 1,858
Petroleo Brasileiro SA 163,200 562
Reliance Industries Ltd 262,596 5,105
$ 13,307
Pharmaceuticals - 0.60%
Sino Biopharmaceutical Ltd 1,098,000 1,601
Real Estate - 3.70%
A-Living Services Co Ltd
( c)
306,500 1,694
Ayala Corp 60,232 685
KWG Group Holdings Ltd
( d)
1,099,000 1,626

Schedule of Investments
International Emerging Markets Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Shenzhen Overseas Chinese Town Co Ltd 1,235,590 $ 1,134
Shimao Property Holdings Ltd 742,500 3,018
Sunac China Holdings Ltd 371,000 1,660
$ 9,817
Retail - 3.93%
ANTA Sports Products Ltd 289,000 2,461
Home Product Center PCL 4,885,700 2,031
Lojas Renner SA 209,140 1,480
Magazine Luiza SA 96,000 887
Wal-Mart de Mexico SAB de CV 1,467,600 3,542
$ 10,401
Semiconductors - 15.24%
ASPEED Technology Inc 26,000 1,028
MediaTek Inc 116,000 1,602
Powertech Technology Inc 257,000 859
Realtek Semiconductor Corp
( d)
199,000 1,704
Samsung Electronics Co Ltd 303,211 12,467
SK Hynix Inc 78,508 5,403
Taiwan Semiconductor Manufacturing Co Ltd 1,616,685 16,309
Win Semiconductors Corp 115,000 1,028
$ 40,400
Software - 1.30%
NetEase Inc ADR 9,982 3,443
Telecommunications - 1.03%
Accton Technology Corp 278,000 2,015
KT Corp 36,360 714
$ 2,729
Transportation - 0.61%
Hyundai Glovis Co Ltd 19,286 1,612
TOTAL COMMON STOCKS $ 253,872
PREFERRED STOCKS - 1.03% Shares Held Value (000's)
Oil & Gas - 0.84%
Petroleo Brasileiro SA 0.00%
( d)
673,800 $ 2,238
Semiconductors - 0.19%
Samsung Electronics Co Ltd 1417.00% 14,594 506
TOTAL PREFERRED STOCKS $ 2,744
Total Investments $ 265,084
Other Assets and Liabilities -  (0.03)% (73)
TOTAL NET ASSETS - 100.00% $ 265,011
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,117 or 1.18% of net assets.
(d) Non-income producing security
Portfolio Summary  ( unaudited)
Location Percent
China 33.51%
Taiwan 13.10%
Korea, Republic Of 12.94%
India 9.60%
Russian Federation 5.98%
Brazil 4.14%
Hong Kong 3.34%
United States 3.20%
Thailand 2.47%
South Africa 2.24%
Mexico 2.21%
Indonesia 2.01%
Turkey 1.05%
Peru 0.94%
Argentina 0.68%
Poland 0.60%
Hungary 0.50%
Cambodia 0.37%
Malaysia 0.32%
United Kingdom 0.30%
Luxembourg 0.27%
Philippines 0.26%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 1,949 $ 53,160 $ 46,641 $ 8,468
$ 1,949 $ 53,160 $ 46,641 $ 8,468
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 17 $ — $ — $ —
$ 17 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
International Fund I
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.08% Shares Held Value (000's)
Money Market Funds - 1.08%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
3,019,882 $ 3,020
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(c)
3,265 3
$ 3,023
TOTAL INVESTMENT COMPANIES $ 3,023
COMMON STOCKS - 99.07% Shares Held Value (000's)
Aerospace & Defense - 0.46%
Aselsan Elektronik Sanayi Ve Ticaret AS 328,000 1,276
Agriculture - 0.48%
British American Tobacco PLC 35,000 1,349
Apparel - 2.52%
Kering SA 5,211 2,651
LVMH Moet Hennessy Louis Vuitton SE 11,378 4,398
$ 7,049
Automobile Manufacturers - 0.69%
Toyota Motor Corp 31,000 1,917
Automobile Parts & Equipment - 0.84%
Weichai Power Co Ltd 1,344,000 2,361
Banks - 6.43%
Banca Generali SpA 59,000 1,467
China Merchants Bank Co Ltd 942,500 4,460
DBS Group Holdings Ltd 144,900 2,040
Macquarie Group Ltd 27,346 1,812
National Bank of Canada 80,000 3,227
OTP Bank Nyrt 36,000 1,066
Royal Bank of Canada 29,800 1,833
Sberbank of Russia PJSC ADR 194,243 2,062
$ 17,967
Biotechnology - 0.43%
CSL Ltd 6,000 1,196
Building Materials - 3.88%
Anhui Conch Cement Co Ltd 694,400 5,475
China Resources Cement Holdings Ltd 970,000 1,320
Sika AG 24,460 4,046
$ 10,841
Chemicals - 0.58%
Soulbrain Co Ltd 27,000 1,625
Commercial Services - 2.73%
Ashtead Group PLC 90,137 2,462
New Oriental Education & Technology Group Inc
ADR
(d)
18,500 2,362
QinetiQ Group PLC 439,000 1,679
YDUQS Participacoes SA 196,500 1,117
$ 7,620
Computers - 7.53%
BayCurrent Consulting Inc 30,000 1,700
Bechtle AG 13,000 1,880
Itochu Techno-Solutions Corp 67,500 2,063
Nomura Research Institute Ltd 147,900 3,621
Otsuka Corp 52,500 2,377
SCSK Corp 34,000 1,539
Teleperformance 22,322 5,000
Wiwynn Corp 112,000 2,874
$ 21,054
Cosmetics & Personal Care - 1.35%
L'Oreal SA
( d)
13,000 3,780
Diversified Financial Services - 2.19%
Ashmore Group PLC 266,000 1,268
Azimut Holding SpA 152,892 2,606
E.Sun Financial Holding Co Ltd 2,478,453 2,252
$ 6,126
Electric - 0.93%
Enel SpA 192,000 1,312
Iberdrola SA 129,000 1,283
$ 2,595
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 1.02%
Schneider Electric SE
( e)
31,000 $ 2,865
Electronics - 1.78%
FLEXium Interconnect Inc 423,000 1,522
Halma PLC 72,800 1,914
Tripod Technology Corp 433,000 1,530
$ 4,966
Engineering & Construction - 1.68%
HomeServe PLC 142,000 1,989
Obayashi Corp 156,000 1,364
Shimizu Corp 175,000 1,344
$ 4,697
Entertainment - 1.86%
Aristocrat Leisure Ltd 110,000 1,804
Evolution Gaming Group AB
( d),(f)
74,000 3,389
$ 5,193
Food - 3.46%
a2 Milk Co Ltd
( d)
113,000 1,345
Coles Group Ltd 118,000 1,183
Greencore Group PLC 827,000 1,894
Nestle SA 25,000 2,648
WH Group Ltd
( f)
1,223,000 1,166
X5 Retail Group NV 49,000 1,446
$ 9,682
Gas - 3.01%
China Gas Holdings Ltd 438,000 1,594
China Resources Gas Group Ltd 316,000 1,776
ENN Energy Holdings Ltd 446,400 5,032
$ 8,402
Home Builders - 2.35%
Barratt Developments PLC 238,000 1,552
Berkeley Group Holdings PLC 45,783 2,403
Redrow PLC 251,000 1,458
Taylor Wimpey PLC 622,000 1,149
$ 6,562
Home Furnishings - 1.17%
Howden Joinery Group PLC 282,000 1,859
Sony Corp 22,000 1,416
$ 3,275
Insurance - 9.08%
Allianz SE 8,123 1,495
Assicurazioni Generali SpA 128,000 1,826
BB Seguridade Participacoes SA 191,000 932
iA Financial Corp Inc 45,500 1,477
Legal & General Group PLC 1,156,230 2,973
Manulife Financial Corp 191,000 2,405
Ping An Insurance Group Co of China Ltd 449,670 4,576
Power Corp of Canada 70,350 1,125
Sun Life Financial Inc 117,500 4,027
Swiss Life Holding AG 5,764 2,044
Tokio Marine Holdings Inc 53,037 2,488
$ 25,368
Internet - 7.22%
Alibaba Group Holding Ltd ADR
(d)
27,600 5,594
Dip Corp 63,000 1,345
JD.com Inc ADR
(d)
49,000 2,112
NCSoft Corp 3,000 1,589
Rightmove PLC 237,000 1,482
Tencent Holdings Ltd 105,500 5,546
Vipshop Holdings Ltd ADR
(d)
157,000 2,501
$ 20,169
Iron & Steel - 1.08%
Fortescue Metals Group Ltd 395,000 3,019
Machinery - Diversified - 1.04%
Atlas Copco AB - A Shares 84,000 2,895
Media - 0.46%
Wolters Kluwer NV 17,500 1,289

Schedule of Investments
International Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 3.85%
Anglo American PLC 95,500 $ 1,698
MMC Norilsk Nickel PJSC ADR 126,952 3,471
Polymetal International PLC 141,000 2,888
Regis Resources Ltd 462,000 1,321
Saracen Mineral Holdings Ltd
( d)
508,000 1,393
$ 10,771
Miscellaneous Manufacturers - 1.22%
Elite Material Co Ltd 446,000 1,928
Sunny Optical Technology Group Co Ltd 106,000 1,476
$ 3,404
Oil & Gas - 1.49%
Beach Energy Ltd 1,542,000 1,503
LUKOIL PJSC ADR 41,000 2,675
$ 4,178
Pharmaceuticals - 8.10%
Astellas Pharma Inc 136,000 2,249
Chugai Pharmaceutical Co Ltd 21,000 2,503
CSPC Pharmaceutical Group Ltd 695,000 1,376
Hikma Pharmaceuticals PLC 41,000 1,221
Novo Nordisk A/S 29,000 1,850
Roche Holding AG 14,640 5,070
Sawai Pharmaceutical Co Ltd 33,000 1,802
Shionogi & Co Ltd 29,000 1,602
Sino Biopharmaceutical Ltd 1,457,000 2,124
UCB SA 16,800 1,539
YiChang HEC ChangJiang Pharmaceutical Co
Ltd
( f)
346,000 1,305
$ 22,641
Private Equity - 2.04%
3i Group PLC 150,256 1,476
Partners Group Holding AG 5,370 4,232
$ 5,708
Retail - 2.17%
Alimentation Couche-Tard Inc 58,000 1,618
ANTA Sports Products Ltd 353,600 3,011
Next PLC 24,000 1,429
$ 6,058
Semiconductors - 7.45%
Lasertec Corp 48,000 3,175
Novatek Microelectronics Corp 421,000 2,618
Realtek Semiconductor Corp
( d)
315,000 2,697
Samsung Electronics Co Ltd 115,000 4,728
Taiwan Semiconductor Manufacturing Co Ltd 91,854 927
Taiwan Semiconductor Manufacturing Co Ltd
ADR
93,700 4,978
Tokyo Electron Ltd 8,000 1,704
$ 20,827
Software - 4.26%
Constellation Software Inc/Canada 1,650 1,587
NetEase Inc ADR 13,671 4,716
Open Text Corp 38,000 1,436
Temenos AG
( d)
11,494 1,489
TIS Inc 141,000 2,689
$ 11,917
Telecommunications - 2.24%
Accton Technology Corp 410,000 2,972
KDDI Corp 114,000 3,302
$ 6,274
TOTAL COMMON STOCKS $ 276,916
Total Investments $ 279,939
Other Assets and Liabilities -  (0.15)% (417)
TOTAL NET ASSETS - 100.00% $ 279,522
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,020 or
1.08% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,860 or 2.10% of net assets.
Portfolio Summary  ( unaudited)
Location Percent
China 18.59%
Japan 14.39%
United Kingdom 10.07%
Taiwan 8.69%
Switzerland 6.98%
Canada 6.70%
France 6.68%
Australia 4.74%
Russian Federation 3.45%
Hong Kong 2.85%
Korea, Republic Of 2.84%
Italy 2.57%
Sweden 2.25%
Germany 1.21%
United States 1.08%
Cyprus 1.03%
Singapore 0.73%
Brazil 0.73%
Ireland 0.68%
Denmark 0.66%
Belgium 0.55%
New Zealand 0.48%
Turkey 0.46%
Spain 0.46%
Netherlands 0.46%
Jordan 0.44%
Hungary 0.38%
Other Assets and Liabilities
(0.15)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Fund I
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 3,998 $ 61,629 $ 65,624 $ 3
$ 3,998 $ 61,629 $ 65,624 $ 3
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 14 $ — $ — $ —
$ 14 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.15% Shares Held Value (000's)
Exchange-Traded Funds - 0.21%
Invesco QQQ Trust Series 1
(a)
99,451 $ 21,771
Money Market Funds - 2.93%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(b),(c)
25,558,692 25,558
Principal Government Money Market Fund -
Institutional Class 0.11%
(b),(c),(d)
269,415,844 269,41 7
$ 294,97 5
Principal Exchange-Traded Funds - 0.01%
Principal Millennials Index ETF
(d)
12,150 441
Principal Price Setters Index ETF
(d)
4,100 152
Principal Sustainable Momentum Index ETF
(d)
1,900 5 1
Principal U.S. Mega-Cap Multi-Factor Index ETF
(a),(d)
13,396 387
$ 1,03 1
TOTAL INVESTMENT COMPANIES $ 317,777
COMMON STOCKS - 97.04% Shares Held Value (000's)
Advertising - 0.01%
Interpublic Group of Cos Inc/The 7,570 129
Omnicom Group Inc 11,720 668
$ 797
Aerospace & Defense - 1.48%
Boeing Co/The 36,137 5,096
General Dynamics Corp 7,608 994
HEICO Corp 5,095 446
HEICO Corp - Class A 8,220 595
Hexcel Corp 10,986 380
L3Harris Technologies Inc 641,010 124,164
Lockheed Martin Corp 24,342 9,470
Northrop Grumman Corp 10,670 3,528
Raytheon Technologies Corp 49,744 3,224
Spirit AeroSystems Holdings Inc 14,338 318
TransDigm Group Inc 3,974 1,443
$ 149,658
Agriculture - 0.05%
Altria Group Inc 121,713 4,777
Airlines - 0.02%
Alaska Air Group Inc 9,257 301
American Airlines Group Inc
(a)
12,874 154
Delta Air Lines Inc 15,667 406
JetBlue Airways Corp
(e)
16,293 159
Southwest Airlines Co 29,367 918
United Airlines Holdings Inc
(e)
8,965 265
$ 2,203
Apparel - 0.10%
Capri Holdings Ltd
(e)
12,290 187
Carter's Inc 2,997 234
Columbia Sportswear Co 2,769 202
Hanesbrands Inc 36,749 365
NIKE Inc 79,833 6,960
Skechers USA Inc
(e)
7,867 222
Under Armour Inc - Class A
(a),(e)
19,963 208
Under Armour Inc - Class C
(e)
22,531 209
VF Corp 29,568 1,718
$ 10,305
Automobile Manufacturers - 0.08%
Tesla Inc
(e)
9,845 7,698
Automobile Parts & Equipment - 0.44%
Allison Transmission Holdings Inc 13,314 484
Aptiv PLC 626,126 43,547
WABCO Holdings Inc
(e)
4,086 549
$ 44,580
Banks - 0.21%
CIT Group Inc 680 13
Comerica Inc 1,076 38
First Republic Bank/CA 2,809 293
Goldman Sachs Group Inc/The 109,100 20,011
Prosperity Bancshares Inc 970 58
Signature Bank/New York NY 2,419 259
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
SVB Financial Group
(e)
386 $ 75
Synovus Financial Corp 873 18
Western Alliance Bancorp 1,223 44
$ 20,809
Beverages - 1.54%
Brown-Forman Corp - A Shares 3,913 222
Brown-Forman Corp - B Shares 2,019,446 125,610
Coca-Cola Co/The 263,792 12,105
Monster Beverage Corp
(e)
35,236 2,178
PepsiCo Inc 114,399 15,134
$ 155,249
Biotechnology - 2.55%
Alexion Pharmaceuticals Inc
(e)
160,743 17,275
Alnylam Pharmaceuticals Inc
(e)
8,232 1,084
Amgen Inc 50,052 11,973
Biogen Inc
(e)
5,497 1,632
BioMarin Pharmaceutical Inc
(e)
16,467 1,515
Exact Sciences Corp
(e)
12,875 1,017
Exelixis Inc
(e)
11,505 284
Gilead Sciences Inc 16,946 1,424
Illumina Inc
(e)
375,440 119,777
Incyte Corp
(e)
272,819 26,644
Ionis Pharmaceuticals Inc
(e)
11,872 659
Moderna Inc
(e)
18,529 852
Regeneron Pharmaceuticals Inc
(e)
1,558 819
Sage Therapeutics Inc
(e)
4,537 177
Seattle Genetics Inc
(e)
10,742 1,474
Vertex Pharmaceuticals Inc
(e)
280,018 70,340
$ 256,946
Building Materials - 0.03%
Armstrong World Industries Inc 5,322 410
Eagle Materials Inc 4,110 251
Fortune Brands Home & Security Inc 6,023 290
Lennox International Inc 3,360 627
Martin Marietta Materials Inc 1,922 366
Vulcan Materials Co 11,459 1,295
$ 3,239
Chemicals - 1.61%
Air Products and Chemicals Inc 6,146 1,386
Axalta Coating Systems Ltd
(e)
8,551 169
CF Industries Holdings Inc 4,202 116
Ecolab Inc 17,215 3,331
Element Solutions Inc
(e)
11,810 121
NewMarket Corp 659 271
PPG Industries Inc 7,553 686
RPM International Inc 2,289 152
Sherwin-Williams Co/The 291,302 156,245
WR Grace & Co 6,557 310
$ 162,787
Commercial Services - 5.41%
Automatic Data Processing Inc 29,702 4,357
Avalara Inc
(e)
5,467 489
Booz Allen Hamilton Holding Corp 14,772 1,085
Bright Horizons Family Solutions Inc
(e)
5,522 643
Cintas Corp 471,636 104,623
CoreLogic Inc/United States 2,729 105
CoStar Group Inc
(e)
45,176 29,286
Equifax Inc 9,498 1,319
Euronet Worldwide Inc
(e)
6,243 573
FleetCor Technologies Inc
(e)
8,553 2,063
Gartner Inc
(e)
9,245 1,098
Global Payments Inc 703,217 116,749
Grand Canyon Education Inc
(e)
997 86
H&R Block Inc 9,336 155
IHS Markit Ltd 23,093 1,554
MarketAxess Holdings Inc 3,407 1,550
Moody's Corp 17,251 4,208
Morningstar Inc 1,839 287
Nielsen Holdings PLC 13,114 193

Schedule of Investments
LargeCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Paylocity Holding Corp
(e)
4,401 $ 504
PayPal Holdings Inc
(e)
1,891,746 232,685
Quanta Services Inc 6,145 223
Robert Half International Inc 13,247 626
S&P Global Inc 120,487 35,289
Sabre Corp 27,386 199
Service Corp International/US 7,544 277
ServiceMaster Global Holdings Inc
(e)
4,123 140
Square Inc
(e)
32,854 2,140
TransUnion 17,719 1,396
United Rentals Inc
(e)
5,959 766
WEX Inc
(e)
5,081 672
$ 545,340
Computers - 4.12%
Accenture PLC - Class A 43,522 8,060
Apple Inc 858,727 252,294
Cognizant Technology Solutions Corp 6,946 403
Crowdstrike Holdings Inc
(e)
156,907 10,616
Dell Technologies Inc
(e)
13,486 576
EPAM Systems Inc
(e)
5,348 1,181
Fortinet Inc
(e)
14,671 1,581
Genpact Ltd 3,874,694 133,406
HP Inc 15,442 239
International Business Machines Corp 36,633 4,600
NCR Corp
(e)
18,528 380
NetApp Inc 24,276 1,063
Zscaler Inc
(e)
7,847 526
$ 414,925
Consumer Products - 0.04%
Avery Dennison Corp 7,598 839
Church & Dwight Co Inc 22,680 1,587
Clorox Co/The 9,460 1,764
Reynolds Consumer Products Inc 1,809 58
$ 4,248
Cosmetics & Personal Care - 1.25%
Estee Lauder Cos Inc/The 700,532 123,574
Procter & Gamble Co/The 20,193 2,380
$ 125,954
Distribution & Wholesale - 0.06%
Copart Inc
(e)
19,222 1,540
Fastenal Co 47,992 1,738
IAA Inc
(e)
12,156 469
KAR Auction Services Inc 20,083 301
LKQ Corp
(e)
8,621 225
Pool Corp 3,861 817
WW Grainger Inc 4,273 1,178
$ 6,268
Diversified Financial Services - 4.28%
Air Lease Corp 5,001 131
Alliance Data Systems Corp 2,939 147
American Express Co 43,161 3,938
Ameriprise Financial Inc 1,677 193
Cboe Global Markets Inc 2,577 256
Charles Schwab Corp/The 549,505 20,727
Credit Acceptance Corp
(a),(e)
840 262
Discover Financial Services 10,394 447
Evercore Inc - Class A 1,229 63
Intercontinental Exchange Inc 14,924 1,335
Lazard Ltd 3,817 105
LPL Financial Holdings Inc 7,589 457
Mastercard Inc 710,047 195,242
Raymond James Financial Inc 2,782 183
SEI Investments Co 5,570 284
Synchrony Financial 16,115 319
T Rowe Price Group Inc 6,189 716
Visa Inc 1,135,482 202,933
Western Union Co/The 16,783 320
XP Inc
(e)
133,096 3,349
$ 431,407
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0.70%
NextEra Energy Inc 207,185 $ 47,885
Sempra Energy 181,787 22,514
$ 70,399
Electrical Components & Equipment - 0.03%
Acuity Brands Inc 2,340 203
AMETEK Inc 17,280 1,449
Emerson Electric Co 6,839 390
Universal Display Corp 4,203 631
$ 2,673
Electronics - 3.90%
Agilent Technologies Inc 4,071 312
Allegion plc 7,065 710
Amphenol Corp 1,172,586 103,493
FLIR Systems Inc 4,097 178
Fortive Corp 1,960,896 125,497
Honeywell International Inc 37,187 5,277
Hubbell Inc 3,514 437
Jabil Inc 8,259 235
Keysight Technologies Inc
(e)
18,382 1,779
Mettler-Toledo International Inc
(e)
2,303 1,658
National Instruments Corp 2,250 86
PerkinElmer Inc 3,564 323
Roper Technologies Inc 442,731 150,985
Sensata Technologies Holding PLC
(e)
9,191 334
Trimble Inc
(e)
6,362 220
Waters Corp
(e)
6,447 1,206
Woodward Inc 6,145 372
$ 393,102
Entertainment - 0.01%
Live Nation Entertainment Inc
(e)
12,395 556
Six Flags Entertainment Corp 4,056 81
Vail Resorts Inc 3,713 635
$ 1,272
Environmental Control - 0.04%
Republic Services Inc 1,958 153
Waste Management Inc 36,231 3,624
$ 3,777
Food - 0.07%
Campbell Soup Co 8,794 439
Hershey Co/The 11,627 1,540
Kellogg Co 8,714 571
Lamb Weston Holdings Inc 3,514 216
McCormick & Co Inc/MD 7,318 1,148
Pilgrim's Pride Corp
(e)
1,865 41
Post Holdings Inc
(e)
2,713 249
Sprouts Farmers Market Inc
(e)
5,216 108
Sysco Corp 43,535 2,450
TreeHouse Foods Inc
(e)
907 47
$ 6,809
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 6,144 495
Healthcare - Products - 8.39%
Abbott Laboratories 50,903 4,688
ABIOMED Inc
(e)
4,682 895
Align Technology Inc
(e)
7,822 1,681
Avantor Inc
(e)
1,367,114 22,981
Baxter International Inc 15,469 1,373
Bio-Techne Corp 3,825 861
Boston Scientific Corp
(e)
94,768 3,552
Bruker Corp 12,422 488
Cantel Medical Corp 6,596 244
Cooper Cos Inc/The 985 282
Danaher Corp 980,803 160,322
Edwards Lifesciences Corp
(e)
594,212 129,241
Envista Holdings Corp
(e)
16,320 318
Henry Schein Inc
(e)
4,482 245
Hill-Rom Holdings Inc 4,285 482
Hologic Inc
(e)
21,713 1,088

Schedule of Investments
LargeCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
ICU Medical Inc
(e)
870 $ 191
IDEXX Laboratories Inc
(e)
8,076 2,242
Intuitive Surgical Inc
(e)
444,871 227,276
Masimo Corp
(e)
4,697 1,005
ResMed Inc 13,701 2,128
STERIS PLC 1,277 182
Stryker Corp 482,145 89,887
Teleflex Inc 4,473 1,500
Thermo Fisher Scientific Inc 567,525 189,939
Varian Medical Systems Inc
(e)
9,070 1,037
West Pharmaceutical Services Inc 5,740 1,086
$ 845,214
Healthcare - Services - 2.77%
Anthem Inc 115,618 32,458
Centene Corp
(e)
526,603 35,061
Charles River Laboratories International Inc
(e)
5,361 776
Chemed Corp 1,750 729
Encompass Health Corp 6,490 430
HCA Healthcare Inc 436,972 48,014
Humana Inc 116,630 44,532
IQVIA Holdings Inc
(e)
7,522 1,073
Laboratory Corp of America Holdings
(e)
1,357 223
Molina Healthcare Inc
(e)
5,084 834
PPD Inc
(e)
7,381 176
UnitedHealth Group Inc 392,043 114,660
$ 278,966
Home Builders - 0.02%
Lennar Corp - A Shares 12,886 645
Lennar Corp - B Shares 3,857 147
NVR Inc
(e)
321 995
$ 1,787
Home Furnishings - 0.00%
Dolby Laboratories Inc 2,793 167
Tempur Sealy International Inc
(e)
6,304 339
$ 506
Housewares - 0.01%
Toro Co/The 10,869 693
Insurance - 0.12%
Alleghany Corp 147 78
Aon PLC 15,685 2,708
Arch Capital Group Ltd
(e)
4,861 117
Arthur J Gallagher & Co 3,583 281
Athene Holding Ltd
(e)
5,294 143
Axis Capital Holdings Ltd 984 36
Brown & Brown Inc 1,046 38
Erie Indemnity Co 1,520 271
Everest Re Group Ltd 1,166 202
Kemper Corp 1,210 81
Markel Corp
(e)
106 92
Marsh & McLennan Cos Inc 46,392 4,515
Primerica Inc 2,724 283
Progressive Corp/The 27,837 2,152
RenaissanceRe Holdings Ltd 1,594 233
Travelers Cos Inc/The 3,886 393
Voya Financial Inc 1,024 46
$ 11,669
Internet - 21.16%
Alibaba Group Holding Ltd ADR
(e)
913,418 185,122
Alphabet Inc - A Shares
(e)
176,843 238,154
Alphabet Inc - C Shares
(e)
238,496 321,651
Amazon.com Inc
(e)
298,044 737,360
Booking Holdings Inc
(e)
27,698 41,009
CDW Corp/DE 14,099 1,562
E*TRADE Financial Corp 3,707 151
eBay Inc 71,386 2,843
Expedia Group Inc 11,918 846
F5 Networks Inc
(e)
6,094 849
Facebook Inc
(e)
1,307,107 267,578
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
FireEye Inc
(e)
24,117 $ 278
GoDaddy Inc
(e)
18,048 1,253
IAC/interactivecorp
(e)
158,876 35,506
Match Group Inc
(a),(e)
5,575 429
Netflix Inc
(e)
251,447 105,570
Okta Inc
(e)
10,176 1,540
Palo Alto Networks Inc
(e)
9,177 1,803
Proofpoint Inc
(e)
6,213 756
Snap Inc Class A
(e)
2,302,782 40,552
Spotify Technology SA
(e)
390,836 59,239
TD Ameritrade Holding Corp 21,601 848
Tencent Holdings Ltd ADR 1,602,146 84,305
TripAdvisor Inc 10,630 212
Twitter Inc
(e)
70,973 2,036
VeriSign Inc
(e)
7,241 1,517
$ 2,132,969
Leisure Products & Services - 0.01%
Norwegian Cruise Line Holdings Ltd
(e)
11,437 187
Polaris Inc 6,171 438
$ 625
Lodging - 0.41%
Choice Hotels International Inc 1,971 148
Hilton Grand Vacations Inc
(e)
4,445 92
Hilton Worldwide Holdings Inc 345,339 26,146
Las Vegas Sands Corp 16,179 777
Marriott International Inc/MD 25,753 2,342
MGM Resorts International 9,429 159
Wyndham Hotels & Resorts Inc 3,700 139
Wynn Resorts Ltd 136,437 11,669
$ 41,472
Machinery - Construction & Mining - 0.02%
BWX Technologies Inc 7,504 398
Caterpillar Inc 10,507 1,223
$ 1,621
Machinery - Diversified - 0.27%
Deere & Co 7,542 1,094
Dover Corp 6,919 648
Flowserve Corp 7,407 209
Graco Inc 15,857 708
IDEX Corp 3,660 562
Ingersoll Rand Inc
(e)
661,885 19,248
Middleby Corp/The
(e)
7,514 418
Nordson Corp 4,937 794
Rockwell Automation Inc 10,843 2,055
Westinghouse Air Brake Technologies Corp 6,916 390
Xylem Inc/NY 17,131 1,232
$ 27,358
Media - 0.13%
Altice USA Inc
(e)
29,078 755
AMC Networks Inc
(e)
6,557 156
Cable One Inc 415 794
Charter Communications Inc
(e)
6,036 2,989
Comcast Corp - Class A 144,525 5,438
FactSet Research Systems Inc 3,473 955
Fox Corp - A Shares 5,469 142
Fox Corp - B Shares 3,833 98
Madison Square Garden Entertainment Corp
(e)
357 30
New York Times Co/The 3,886 126
Nexstar Media Group Inc 3,750 263
Sinclair Broadcast Group Inc 8,167 144
Sirius XM Holdings Inc 134,379 794
ViacomCBS Inc – Class A 3,990 78
ViacomCBS Inc – Class B 31,402 542
World Wrestling Entertainment Inc 4,535 202
$ 13,506
Mining - 0.00%
Southern Copper Corp 6,280 204

Schedule of Investments
LargeCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 0.13%
3M Co 43,042 $ 6,539
AO Smith Corp 3,578 152
AptarGroup Inc 2,540 272
Carlisle Cos Inc 5,256 636
Donaldson Co Inc 12,891 565
Illinois Tool Works Inc 21,843 3,549
Trane Technologies PLC 21,760 1,902
$ 13,615
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(e)
5,472 1,257
Oil & Gas - 0.18%
Cabot Oil & Gas Corp 23,199 501
Concho Resources Inc 288,484 16,363
Diamondback Energy Inc 3,073 134
Parsley Energy Inc 15,111 143
Pioneer Natural Resources Co 6,466 577
$ 17,718
Packaging & Containers - 0.03%
Ball Corp 29,993 1,967
Berry Global Group Inc
(e)
6,065 242
Crown Holdings Inc
(e)
7,482 482
Sealed Air Corp 2,420 69
$ 2,760
Pharmaceuticals - 5.68%
AbbVie Inc 136,425 11,214
Agios Pharmaceuticals Inc
(e)
443 18
AmerisourceBergen Corp 15,323 1,374
Becton Dickinson and Co 171,790 43,382
Bristol-Myers Squibb Co 158,450 9,635
Cigna Corp 551,935 108,058
DexCom Inc
(e)
513,251 172,042
Eli Lilly and Co 58,072 8,980
Herbalife Nutrition Ltd
(e)
1,452 54
Horizon Therapeutics Plc
(e)
6,118 221
Jazz Pharmaceuticals PLC
(e)
5,865 647
Johnson & Johnson 49,401 7,412
McKesson Corp 2,720 384
Merck & Co Inc 247,551 19,641
Neurocrine Biosciences Inc
(e)
8,386 823
PRA Health Sciences Inc
(e)
7,142 689
Sarepta Therapeutics Inc
(e)
6,541 771
Zoetis Inc 1,451,164 187,650
$ 572,995
Pipelines - 0.01%
Cheniere Energy Inc
(e)
12,213 570
Equitrans Midstream Corp 1,915 16
ONEOK Inc 12,093 362
$ 948
Real Estate - 0.01%
CBRE Group Inc
(e)
12,742 547
Howard Hughes Corp/The
(e)
2,540 138
Jones Lang LaSalle Inc 1,318 139
$ 824
REITs - 2.41%
American Tower Corp 45,904 10,925
Americold Realty Trust 19,179 587
Brookfield Property REIT Inc 15,030 147
Colony Capital Inc 35,725 83
Crown Castle International Corp 28,292 4,511
Equinix Inc 9,460 6,387
Equity LifeStyle Properties Inc 16,678 1,006
Extra Space Storage Inc 10,008 883
Iron Mountain Inc 6,158 149
Lamar Advertising Co 9,283 535
Outfront Media Inc 7,434 117
Public Storage 10,548 1,956
SBA Communications Corp 738,776 214,186
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Simon Property Group Inc 26,694 $ 1,782
$ 243,254
Retail - 4.86%
Advance Auto Parts Inc 2,104 254
AutoZone Inc
(e)
2,272 2,318
Best Buy Co Inc 5,562 427
Burlington Stores Inc
(e)
6,281 1,148
CarMax Inc
(e)
123,315 9,082
Carvana Co
(a),(e)
595,301 47,690
Casey's General Stores Inc 866 131
Chipotle Mexican Grill Inc
(e)
26,341 23,142
Costco Wholesale Corp 418,575 126,828
Darden Restaurants Inc 12,133 895
Dollar General Corp 389,612 68,299
Dollar Tree Inc
(e)
12,792 1,019
Domino's Pizza Inc 3,887 1,407
Dunkin' Brands Group Inc 7,824 492
Floor & Decor Holdings Inc
(e)
7,013 297
Home Depot Inc/The 42,432 9,328
L Brands Inc 8,499 101
Lowe's Cos Inc 52,740 5,525
Lululemon Athletica Inc
(e)
464,337 103,770
McDonald's Corp 8,287 1,554
Nordstrom Inc
(a)
15,215 286
O'Reilly Automotive Inc
(e)
7,000 2,704
Ross Stores Inc 543,698 49,672
Starbucks Corp 80,603 6,185
Target Corp 152,664 16,753
TJX Cos Inc/The 82,879 4,065
Tractor Supply Co 11,760 1,193
Ulta Beauty Inc
(e)
5,361 1,168
Wendy's Co/The 18,783 373
Williams-Sonoma Inc 2,810 174
Yum China Holdings Inc 28,293 1,371
Yum! Brands Inc 25,233 2,181
$ 489,832
Semiconductors - 2.34%
Advanced Micro Devices Inc
(e)
566,461 29,677
Analog Devices Inc 3,401 373
Applied Materials Inc 100,819 5,009
ASML Holding NV - NY Reg Shares 171,273 49,400
Broadcom Inc 26,376 7,164
IPG Photonics Corp
(e)
599 77
KLA Corp 15,007 2,462
Lam Research Corp 8,647 2,207
Marvell Technology Group Ltd 747,164 19,979
Maxim Integrated Products Inc 10,909 600
Microchip Technology Inc 7,032 617
NVIDIA Corp 39,837 11,644
NXP Semiconductors NV 848,605 84,496
QUALCOMM Inc 142,211 11,188
Skyworks Solutions Inc 1,839 191
Teradyne Inc 16,668 1,042
Texas Instruments Inc 64,002 7,429
Xilinx Inc 23,571 2,060
$ 235,615
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 3,508 671
Software - 19.29%
Activision Blizzard Inc 92,173 5,874
Adobe Inc
(e)
345,825 122,297
Akamai Technologies Inc
(e)
14,894 1,455
ANSYS Inc
(e)
8,248 2,160
Aspen Technology Inc
(e)
7,478 765
Atlassian Corp PLC
(e)
11,865 1,845
Autodesk Inc
(e)
795,826 148,923
Black Knight Inc
(e)
15,693 1,107
Broadridge Financial Solutions Inc 11,912 1,382
Cadence Design Systems Inc
(e)
27,697 2,247

Schedule of Investments
LargeCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
CDK Global Inc 15,561 $ 611
Ceridian HCM Holding Inc
(e)
8,451 498
Cerner Corp 30,725 2,132
Change Healthcare Inc
(e)
19,831 231
Citrix Systems Inc 10,724 1,555
Coupa Software Inc
(e)
6,505 1,145
DocuSign Inc
(e)
16,067 1,683
Dropbox Inc - A Shares
(e)
27,718 583
Dynatrace Inc
(e)
12,968 387
Electronic Arts Inc
(e)
1,557,143 177,919
Fair Isaac Corp
(e)
3,001 1,059
Fidelity National Information Services Inc 367,324 48,446
Fiserv Inc
(e)
38,493 3,967
Intuit Inc 958,540 258,624
Jack Henry & Associates Inc 7,256 1,187
Manhattan Associates Inc
(e)
7,850 557
Medallia Inc
(e)
8,646 186
Microsoft Corp 4,028,084 721,873
MongoDB Inc
(e)
69,400 11,252
MSCI Inc 7,582 2,479
Oracle Corp 379,201 20,086
Paychex Inc 31,537 2,161
Paycom Software Inc
(e)
5,031 1,313
Pegasystems Inc 4,418 369
PTC Inc
(e)
10,988 761
RealPage Inc
(e)
9,563 617
RingCentral Inc
(e)
7,316 1,672
salesforce.com Inc
(e)
1,270,999 205,839
ServiceNow Inc
(e)
155,525 54,674
Slack Technologies Inc
(e)
530,702 14,164
Snowflake Inc - Class B
(e),(f),(g)
10,583 410
SolarWinds Corp
(e)
10,639 181
Splunk Inc
(e)
377,721 53,017
SS&C Technologies Holdings Inc 21,654 1,194
Stripe Inc - Class B
(e),(f),(g),(h)
114,126 1,791
Synopsys Inc
(e)
173,256 27,222
Take-Two Interactive Software Inc
(e)
5,282 639
Teradata Corp
(e)
14,593 359
Tyler Technologies Inc
(e)
3,989 1,279
VMware Inc
(e)
155,986 20,515
Workday Inc
(e)
72,590 11,172
Zynga Inc
(e)
25,007 189
$ 1,944,053
Telecommunications - 0.25%
Arista Networks Inc
(e)
5,763 1,264
Cisco Systems Inc 467,411 19,809
Corning Inc 28,077 618
Motorola Solutions Inc 12,225 1,758
Switch Inc 13,157 226
T-Mobile US Inc
(e)
15,312 1,344
Ubiquiti Inc 1,093 177
$ 25,196
Toys, Games & Hobbies - 0.01%
Hasbro Inc 12,452 899
Mattel Inc
(e)
26,774 234
$ 1,133
Transportation - 0.48%
CH Robinson Worldwide Inc 10,653 755
CSX Corp 35,020 2,319
Expeditors International of Washington Inc 12,253 877
JB Hunt Transport Services Inc 94,448 9,551
Landstar System Inc 4,112 425
Norfolk Southern Corp 111,182 19,024
Old Dominion Freight Line Inc 3,995 580
Union Pacific Corp 47,406 7,575
United Parcel Service Inc 71,264 6,746
XPO Logistics Inc
(e)
6,663 445
$ 48,297
TOTAL COMMON STOCKS $ 9,780,475
CONVERTIBLE PREFERRED STOCKS
- 0.11% Shares Held Value (000's)
Internet - 0.11%
Airbnb Inc - Series D 0.00%
(e),(f),(g),(h)
121,527 $ 8,604
Airbnb Inc - Series E 0.00%
(e),(f),(g),(h)
29,361 2,079
$ 10,683
TOTAL CONVERTIBLE PREFERRED STOCKS $ 10,683
PREFERRED STOCKS - 0.20% Shares Held Value (000's)
Automobile Manufacturers - 0.13%
Rivian Automotive Series D 0.00%
(e),(f),(g),(h)
1,213,721 13,040
Software - 0.05%
Magic Leap Inc - Series C 0.00%
(e),(f),(g),(h)
168,788 778
Magic Leap Inc - Series D 0.00%
(e),(f),(g),(h)
48,744 263
UIPATH Inc Ser D-1 0.00%
(e),(f),(g)
115,225 3,355
UIPATH Inc Ser D-2 0.00%
(e),(f),(g)
19,348 564
$ 4,960
Telecommunications - 0.02%
Aurora Innovation 0.00%
(e),(f),(g)
327,430 2,239
TOTAL PREFERRED STOCKS $ 20,239
Total Investments $ 10,129,174
Other Assets and Liabilities -  (0.50)% (50,406)
TOTAL NET ASSETS - 100.00% $ 10,078,768
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $74,069 or 0.73% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $33,123 or
0.33% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 27.75%
Technology 25.81%
Communications 21.68%
Financial 7.03%
Industrial 6.42%
Consumer, Cyclical 6.16%
Money Market Funds 2.93%
Basic Materials 1.61%
Utilities 0.70%
Investment Companies 0.21%
Energy 0.19%
Domestic Equity Funds 0.01%
Other Assets and Liabilities
(0.50)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 99,165 $ 2,277,808 $ 2,107,55 6 $ 269,41 7
Principal Millennials Index ETF 474 — — 441
Principal Price Setters Index ETF 159 — — 152
Principal Sustainable Momentum Index ETF 53 — — 5 1
Principal U.S. Mega-Cap Multi-Factor Index ETF 398 — — 387
$ 100,249 $ 2,277,808 $ 2,107,55 6 $ 270,448
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 848 $ — $ — $ —
Principal Millennials Index ETF 3 — — (33)
Principal Price Setters Index ETF 1 — — (7)
Principal Sustainable Momentum Index ETF 1 — — (2)
Principal U.S. Mega-Cap Multi-Factor Index ETF 4 — — (1 1 )
$ 857 $ — $ — $ (53)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 4,948 $ 8,604 0.09%
Airbnb Inc - Series E   0.00% 07/14/2015 2,733 2,079 0.02%
Aurora Innovation   0.00% 03/01/2019 3,026 2,239 0.02%
Magic Leap Inc - Series C   0.00% 01/20/2016 3,888 778 0.01%
Magic Leap Inc - Series D   0.00% 10/12/2017 1,316 263 0.00%
Rivian Automotive Series D   0.00% 12/23/2019 13,040 13,040 0.13%
Snowflake Inc - Class B 03/17/2020 410 410 0.00%
Stripe Inc - Class B 12/17/2019 1,791 1,791 0.02%
UIPATH Inc Ser D-1   0.00% 04/26/2019 4,534 3,355 0.03%
UIPATH Inc Ser D-2   0.00% 04/26/2019 761 564 0.01%
Total $ 33,123 0.33%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2020 Long 662 $ 96,069 $ 9,023
Total $ 9,023
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.22% Shares Held Value (000's)
Exchange-Traded Funds - 0.24%
iShares Core S&P 500 ETF 47,300 $ 13,772
Money Market Funds - 2.98%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
2,377,335 2,377
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
167,762,018 167,762
$ 170,139
TOTAL INVESTMENT COMPANIES $ 183,911
COMMON STOCKS - 96.60% Shares Held Value (000's)
Advertising - 0.08%
Interpublic Group of Cos Inc/The 88,653 1,505
Omnicom Group Inc 49,783 2,839
$ 4,344
Aerospace & Defense - 1.66%
Boeing Co/The 122,246 17,239
General Dynamics Corp 53,580 6,999
Howmet Aerospace Inc 88,569 1,158
L3Harris Technologies Inc 50,545 9,790
Lockheed Martin Corp 56,755 22,081
Northrop Grumman Corp 35,836 11,850
Raytheon Technologies Corp 334,162 21,657
TransDigm Group Inc 11,387 4,134
$ 94,908
Agriculture - 0.84%
Altria Group Inc 427,137 16,765
Archer-Daniels-Midland Co 127,283 4,727
Philip Morris International Inc 355,742 26,539
$ 48,031
Airlines - 0.19%
Alaska Air Group Inc 28,163 916
American Airlines Group Inc
(d)
89,142 1,070
Delta Air Lines Inc 131,608 3,410
Southwest Airlines Co 120,419 3,763
United Airlines Holdings Inc
(e)
49,757 1,472
$ 10,631
Apparel - 0.59%
Capri Holdings Ltd
(e)
34,670 529
Hanesbrands Inc 82,700 822
NIKE Inc 284,897 24,837
PVH Corp 16,952 835
Ralph Lauren Corp 11,371 839
Tapestry Inc 63,091 939
Under Armour Inc - Class A
(d),(e)
43,032 448
Under Armour Inc - Class C
(e)
44,488 413
VF Corp 74,877 4,350
$ 34,012
Automobile Manufacturers - 0.39%
Cummins Inc 35,029 5,727
Ford Motor Co 890,352 4,532
General Motors Co 287,482 6,408
PACCAR Inc 79,082 5,475
$ 22,142
Automobile Parts & Equipment - 0.09%
Aptiv PLC 58,369 4,059
BorgWarner Inc 47,214 1,349
$ 5,408
Banks - 4.58%
Bank of America Corp 1,851,015 44,517
Bank of New York Mellon Corp/The 191,878 7,203
Citigroup Inc 499,176 24,240
Citizens Financial Group Inc 99,395 2,225
Comerica Inc 32,959 1,149
Fifth Third Bancorp 162,261 3,033
First Republic Bank/CA 38,531 4,018
Goldman Sachs Group Inc/The 72,864 13,365
Huntington Bancshares Inc/OH 236,134 2,182
JPMorgan Chase & Co 717,141 68,673
KeyCorp 225,205 2,624
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 30,172 $ 3,382
Morgan Stanley 266,330 10,501
Northern Trust Corp 48,445 3,835
PNC Financial Services Group Inc/The 100,185 10,687
Regions Financial Corp 220,559 2,371
State Street Corp 83,140 5,241
SVB Financial Group
(e)
11,791 2,278
Truist Financial Corp 306,627 11,443
US Bancorp 324,970 11,861
Wells Fargo & Co 879,988 25,564
Zions Bancorp NA 38,976 1,232
$ 261,624
Beverages - 1.73%
Brown-Forman Corp - B Shares 41,658 2,591
Coca-Cola Co/The 881,664 40,460
Constellation Brands Inc 38,297 6,307
Molson Coors Beverage Co 42,952 1,761
Monster Beverage Corp
(e)
87,286 5,395
PepsiCo Inc 318,830 42,178
$ 98,692
Biotechnology - 2.07%
Alexion Pharmaceuticals Inc
(e)
50,596 5,437
Amgen Inc 135,857 32,500
Biogen Inc
(e)
41,257 12,246
Corteva Inc 171,117 4,481
Gilead Sciences Inc 289,269 24,299
Illumina Inc
(e)
33,610 10,723
Incyte Corp
(e)
40,877 3,992
Regeneron Pharmaceuticals Inc
(e)
18,264 9,605
Vertex Pharmaceuticals Inc
(e)
58,796 14,770
$ 118,053
Building Materials - 0.33%
Carrier Global Corp
(e)
185,502 3,285
Fortune Brands Home & Security Inc 31,816 1,533
Johnson Controls International plc 176,380 5,134
Martin Marietta Materials Inc 14,291 2,719
Masco Corp 64,958 2,666
Vulcan Materials Co 30,262 3,419
$ 18,756
Chemicals - 1.60%
Air Products and Chemicals Inc 50,401 11,370
Albemarle Corp 24,243 1,489
Celanese Corp 27,637 2,296
CF Industries Holdings Inc 49,714 1,367
Dow Inc 169,538 6,220
DuPont de Nemours Inc 169,380 7,964
Eastman Chemical Co 31,090 1,881
Ecolab Inc 57,338 11,095
FMC Corp 29,635 2,723
International Flavors & Fragrances Inc
(d)
24,413 3,199
Linde PLC 122,821 22,598
LyondellBasell Industries NV 58,699 3,402
Mosaic Co/The 79,944 920
PPG Industries Inc 54,066 4,911
Sherwin-Williams Co/The 18,785 10,076
$ 91,511
Commercial Services - 2.16%
Automatic Data Processing Inc 98,934 14,513
Cintas Corp 19,168 4,252
Equifax Inc 27,684 3,845
FleetCor Technologies Inc
(e)
19,841 4,787
Gartner Inc
(e)
20,452 2,430
Global Payments Inc 68,718 11,409
H&R Block Inc 44,642 743
IHS Markit Ltd 91,684 6,170
MarketAxess Holdings Inc 8,670 3,945
Moody's Corp 37,125 9,055
Nielsen Holdings PLC 81,354 1,198
PayPal Holdings Inc
(e)
268,473 33,022

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Quanta Services Inc 32,534 $ 1,183
Robert Half International Inc 26,879 1,271
Rollins Inc 32,193 1,288
S&P Global Inc 55,880 16,366
United Rentals Inc
(e)
17,183 2,208
Verisk Analytics Inc 37,468 5,726
$ 123,411
Computers - 6.37%
Accenture PLC - Class A 145,203 26,890
Apple Inc 954,974 280,571
Cognizant Technology Solutions Corp 125,198 7,264
DXC Technology Co 58,533 1,061
Fortinet Inc
(e)
32,458 3,497
Hewlett Packard Enterprise Co 295,865 2,977
HP Inc 338,831 5,255
International Business Machines Corp 202,496 25,426
Leidos Holdings Inc 30,425 3,006
NetApp Inc 52,182 2,284
Seagate Technology PLC 52,858 2,640
Western Digital Corp 68,000 3,134
$ 364,005
Consumer Products - 0.39%
Avery Dennison Corp 19,091 2,107
Church & Dwight Co Inc 56,109 3,927
Clorox Co/The 28,694 5,350
Kimberly-Clark Corp 78,379 10,854
$ 22,238
Cosmetics & Personal Care - 1.58%
Colgate-Palmolive Co 195,958 13,770
Coty Inc 67,582 368
Estee Lauder Cos Inc/The 50,884 8,976
Procter & Gamble Co/The 570,197 67,209
$ 90,323
Distribution & Wholesale - 0.23%
Copart Inc
(e)
46,771 3,747
Fastenal Co 131,134 4,750
LKQ Corp
(e)
70,071 1,832
WW Grainger Inc 9,977 2,749
$ 13,078
Diversified Financial Services - 3.90%
Alliance Data Systems Corp 9,371 469
American Express Co 153,416 13,999
Ameriprise Financial Inc 28,968 3,330
BlackRock Inc 26,964 13,537
Capital One Financial Corp 106,484 6,896
Cboe Global Markets Inc 25,347 2,519
Charles Schwab Corp/The 261,404 9,860
CME Group Inc 81,937 14,602
Discover Financial Services 71,672 3,080
Franklin Resources Inc 63,772 1,201
Intercontinental Exchange Inc 127,320 11,389
Invesco Ltd 85,101 734
Mastercard Inc 202,974 55,812
Nasdaq Inc 26,234 2,877
Raymond James Financial Inc 28,229 1,861
Synchrony Financial 129,047 2,554
T Rowe Price Group Inc 53,428 6,178
Visa Inc 391,403 69,951
Western Union Co/The 95,860 1,828
$ 222,677
Electric - 2.98%
AES Corp/The 151,795 2,011
Alliant Energy Corp 54,955 2,668
Ameren Corp 56,253 4,092
American Electric Power Co Inc 112,939 9,386
CenterPoint Energy Inc 114,835 1,956
CMS Energy Corp 64,899 3,705
Consolidated Edison Inc 76,008 5,989
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 188,196 $ 14,515
DTE Energy Co 43,923 4,556
Duke Energy Corp 166,690 14,112
Edison International 81,992 4,814
Entergy Corp 45,523 4,348
Evergy Inc 52,108 3,045
Eversource Energy 74,026 5,974
Exelon Corp 222,267 8,242
FirstEnergy Corp 123,539 5,098
NextEra Energy Inc 111,755 25,829
NRG Energy Inc 57,525 1,929
Pinnacle West Capital Corp 25,702 1,979
PPL Corp 175,556 4,463
Public Service Enterprise Group Inc 115,631 5,864
Sempra Energy 64,453 7,982
Southern Co/The 239,787 13,603
WEC Energy Group Inc 72,123 6,531
Xcel Energy Inc 119,898 7,621
$ 170,312
Electrical Components & Equipment - 0.22%
AMETEK Inc 52,266 4,384
Emerson Electric Co 139,280 7,943
$ 12,327
Electronics - 1.26%
Agilent Technologies Inc 70,757 5,424
Allegion plc 21,244 2,136
Amphenol Corp 67,791 5,983
FLIR Systems Inc 30,673 1,331
Fortive Corp 67,565 4,324
Garmin Ltd 33,033 2,681
Honeywell International Inc 163,374 23,183
Keysight Technologies Inc
(e)
42,888 4,150
Mettler-Toledo International Inc
(e)
5,569 4,009
PerkinElmer Inc 25,402 2,300
Roper Technologies Inc 23,792 8,114
TE Connectivity Ltd 76,475 5,618
Waters Corp
(e)
14,733 2,755
$ 72,008
Engineering & Construction - 0.04%
Jacobs Engineering Group Inc 30,980 2,564
Entertainment - 0.02%
Live Nation Entertainment Inc
(e)
32,219 1,446
Environmental Control - 0.24%
Pentair PLC 38,433 1,329
Republic Services Inc 48,160 3,773
Waste Management Inc 89,240 8,926
$ 14,028
Food - 1.27%
Campbell Soup Co 38,624 1,930
Conagra Brands Inc 111,271 3,721
General Mills Inc 138,191 8,276
Hershey Co/The 33,909 4,491
Hormel Foods Corp 63,577 2,979
JM Smucker Co/The 26,078 2,997
Kellogg Co 56,932 3,729
Kraft Heinz Co/The 142,398 4,319
Kroger Co/The 183,373 5,796
Lamb Weston Holdings Inc 33,396 2,049
McCormick & Co Inc/MD 28,253 4,431
Mondelez International Inc 329,208 16,934
Sysco Corp 116,661 6,565
Tyson Foods Inc 67,491 4,197
$ 72,414
Forest Products & Paper - 0.05%
International Paper Co 89,654 3,071

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0.09%
Atmos Energy Corp 27,287 $ 2,782
NiSource Inc 85,408 2,145
$ 4,927
Hand & Machine Tools - 0.10%
Snap-on Inc 12,540 1,634
Stanley Black & Decker Inc 34,756 3,830
$ 5,464
Healthcare - Products - 3.89%
Abbott Laboratories 404,105 37,214
ABIOMED Inc
(e)
10,324 1,974
Align Technology Inc
(e)
16,399 3,523
Baxter International Inc 116,736 10,364
Boston Scientific Corp
(e)
318,691 11,945
Cooper Cos Inc/The 11,335 3,250
Danaher Corp 146,166 23,892
DENTSPLY SIRONA Inc 50,854 2,158
Edwards Lifesciences Corp
(e)
47,688 10,372
Henry Schein Inc
(e)
33,551 1,831
Hologic Inc
(e)
61,309 3,072
IDEXX Laboratories Inc
(e)
19,613 5,445
Intuitive Surgical Inc
(e)
26,425 13,500
Medtronic PLC 306,470 29,921
ResMed Inc 32,875 5,106
STERIS PLC 19,385 2,762
Stryker Corp 73,619 13,725
Teleflex Inc 10,585 3,550
Thermo Fisher Scientific Inc 91,685 30,685
Varian Medical Systems Inc
(e)
20,783 2,377
Zimmer Biomet Holdings Inc 47,028 5,629
$ 222,295
Healthcare - Services - 2.16%
Anthem Inc 57,976 16,276
Centene Corp
(e)
133,485 8,887
DaVita Inc
(e)
20,505 1,620
HCA Healthcare Inc 60,490 6,647
Humana Inc 30,278 11,561
IQVIA Holdings Inc
(e)
41,260 5,883
Laboratory Corp of America Holdings
(e)
22,201 3,651
Quest Diagnostics Inc 30,798 3,391
UnitedHealth Group Inc 216,621 63,355
Universal Health Services Inc 18,365 1,941
$ 123,212
Home Builders - 0.19%
DR Horton Inc 76,671 3,620
Lennar Corp - A Shares 63,993 3,204
NVR Inc
(e)
794 2,461
PulteGroup Inc 58,244 1,647
$ 10,932
Home Furnishings - 0.05%
Leggett & Platt Inc 30,090 1,057
Whirlpool Corp 14,450 1,615
$ 2,672
Housewares - 0.02%
Newell Brands Inc 87,127 1,209
Insurance - 3.33%
Aflac Inc 167,829 6,250
Allstate Corp/The 74,070 7,534
American International Group Inc 198,909 5,058
Aon PLC 53,528 9,243
Arthur J Gallagher & Co 42,647 3,348
Assurant Inc 13,863 1,473
Berkshire Hathaway Inc - Class B
(e)
447,238 83,794
Chubb Ltd 103,622 11,192
Cincinnati Financial Corp 34,739 2,286
Everest Re Group Ltd 9,325 1,614
Globe Life Inc 22,778 1,876
Hartford Financial Services Group Inc/The 82,409 3,131
Lincoln National Corp 45,347 1,608
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Loews Corp 58,486 $ 2,027
Marsh & McLennan Cos Inc 115,389 11,231
MetLife Inc 178,728 6,448
Principal Financial Group Inc 59,043 2,150
Progressive Corp/The 133,672 10,333
Prudential Financial Inc 91,914 5,733
Travelers Cos Inc/The 59,016 5,973
Unum Group 47,161 823
Willis Towers Watson PLC 29,397 5,241
WR Berkley Corp 33,177 1,792
$ 190,158
Internet - 10.82%
Alphabet Inc - A Shares
(e)
68,508 92,260
Alphabet Inc - C Shares
(e)
68,339 92,166
Amazon.com Inc
(e)
95,223 235,582
Booking Holdings Inc
(e)
9,571 14,170
CDW Corp/DE 32,852 3,640
E*TRADE Financial Corp 51,654 2,098
eBay Inc 174,848 6,964
Expedia Group Inc 31,951 2,268
F5 Networks Inc
(e)
13,900 1,936
Facebook Inc
(e)
550,225 112,637
Netflix Inc
(e)
100,203 42,070
NortonLifeLock Inc 131,101 2,788
Twitter Inc
(e)
177,509 5,091
VeriSign Inc
(e)
23,623 4,949
$ 618,619
Iron & Steel - 0.05%
Nucor Corp 69,328 2,856
Leisure Products & Services - 0.08%
Carnival Corp
(d)
91,586 1,456
Harley-Davidson Inc 35,277 770
Norwegian Cruise Line Holdings Ltd
(e)
48,646 798
Royal Caribbean Cruises Ltd 39,303 1,838
$ 4,862
Lodging - 0.32%
Hilton Worldwide Holdings Inc 64,514 4,884
Las Vegas Sands Corp 77,268 3,710
Marriott International Inc/MD 62,044 5,642
MGM Resorts International 117,748 1,982
Wynn Resorts Ltd 22,092 1,890
$ 18,108
Machinery - Construction & Mining - 0.26%
Caterpillar Inc 126,361 14,706
Machinery - Diversified - 0.60%
Deere & Co 71,993 10,443
Dover Corp 33,214 3,110
Flowserve Corp 29,920 843
IDEX Corp 17,390 2,672
Ingersoll Rand Inc
(e)
79,125 2,301
Otis Worldwide Corp 92,751 4,722
Rockwell Automation Inc 26,419 5,006
Westinghouse Air Brake Technologies Corp 41,635 2,349
Xylem Inc/NY 41,174 2,960
$ 34,406
Media - 1.95%
Charter Communications Inc
(e)
35,848 17,753
Comcast Corp - Class A 1,038,003 39,060
Discovery Inc - A Shares
(d),(e)
36,157 811
Discovery Inc - C Shares
(e)
76,690 1,565
DISH Network Corp
(e)
58,537 1,464
Fox Corp - A Shares 81,057 2,097
Fox Corp - B Shares 37,124 949
News Corp - A Shares 88,840 880
News Corp - B Shares 27,842 284
ViacomCBS Inc – Class B 123,559 2,133
Walt Disney Co/The 412,109 44,570
$ 111,566

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.25%
Freeport-McMoRan Inc 331,744 $ 2,929
Newmont Corp 187,451 11,150
$ 14,079
Miscellaneous Manufacturers - 1.13%
3M Co 131,483 19,975
AO Smith Corp 31,338 1,328
Eaton Corp PLC 94,521 7,893
General Electric Co 1,996,880 13,579
Illinois Tool Works Inc 66,874 10,867
Parker-Hannifin Corp 29,373 4,644
Textron Inc 52,190 1,376
Trane Technologies PLC 54,782 4,789
$ 64,451
Office & Business Equipment - 0.06%
Xerox Holdings Corp 42,510 778
Zebra Technologies Corp
(e)
12,329 2,831
$ 3,609
Oil & Gas - 2.48%
Apache Corp 85,978 1,125
Cabot Oil & Gas Corp 93,269 2,016
Chevron Corp 432,337 39,775
Concho Resources Inc 45,964 2,607
ConocoPhillips 250,885 10,562
Devon Energy Corp 88,484 1,103
Diamondback Energy Inc 36,844 1,604
EOG Resources Inc 133,017 6,320
Exxon Mobil Corp 967,420 44,956
Helmerich & Payne Inc 24,795 490
Hess Corp 59,219 2,880
HollyFrontier Corp 33,948 1,122
Marathon Oil Corp 182,898 1,119
Marathon Petroleum Corp 148,463 4,763
Noble Energy Inc 109,360 1,073
Occidental Petroleum Corp 204,252 3,391
Phillips 66 101,599 7,434
Pioneer Natural Resources Co 37,874 3,383
Valero Energy Corp 93,893 5,948
$ 141,671
Oil & Gas Services - 0.20%
Baker Hughes Co 148,588 2,073
Halliburton Co 200,705 2,107
National Oilwell Varco Inc 88,218 1,115
Schlumberger Ltd 316,533 5,324
TechnipFMC PLC 96,085 856
$ 11,475
Packaging & Containers - 0.23%
Amcor PLC 370,436 3,323
Ball Corp 74,797 4,906
Packaging Corp of America 21,643 2,092
Sealed Air Corp 35,329 1,010
Westrock Co 58,965 1,898
$ 13,229
Pharmaceuticals - 6.46%
AbbVie Inc 338,125 27,794
Allergan PLC 75,059 14,062
AmerisourceBergen Corp 34,370 3,082
Becton Dickinson and Co 61,839 15,616
Bristol-Myers Squibb Co 535,986 32,593
Cardinal Health Inc 66,876 3,309
Cigna Corp 85,381 16,716
CVS Health Corp 297,458 18,308
Eli Lilly and Co 193,186 29,874
Johnson & Johnson 601,763 90,288
McKesson Corp 36,934 5,217
Merck & Co Inc 582,125 46,186
Mylan NV
(e)
118,011 1,979
Perrigo Co PLC 31,120 1,659
Pfizer Inc 1,265,348 48,539
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 108,903 $ 14,082
$ 369,304
Pipelines - 0.26%
Kinder Morgan Inc 445,370 6,783
ONEOK Inc 94,449 2,827
Williams Cos Inc/The 277,128 5,368
$ 14,978
Real Estate - 0.06%
CBRE Group Inc
(e)
76,539 3,286
REITs - 2.75%
Alexandria Real Estate Equities Inc 28,031 4,403
American Tower Corp 101,276 24,104
Apartment Investment and Management Co 34,041 1,282
AvalonBay Communities Inc 31,934 5,204
Boston Properties Inc 32,878 3,195
Crown Castle International Corp 95,063 15,156
Digital Realty Trust Inc 60,082 8,982
Duke Realty Corp 84,042 2,916
Equinix Inc 19,498 13,165
Equity Residential 79,814 5,193
Essex Property Trust Inc 15,109 3,688
Extra Space Storage Inc 29,611 2,613
Federal Realty Investment Trust 16,060 1,337
Healthpeak Properties Inc 113,169 2,958
Host Hotels & Resorts Inc 163,978 2,018
Iron Mountain Inc 65,654 1,587
Kimco Realty Corp 96,541 1,053
Mid-America Apartment Communities Inc 26,079 2,919
Prologis Inc 168,795 15,061
Public Storage 34,348 6,370
Realty Income Corp 74,520 4,093
Regency Centers Corp 38,312 1,682
SBA Communications Corp 25,744 7,464
Simon Property Group Inc 70,161 4,685
SL Green Realty Corp 18,638 989
UDR Inc 67,005 2,511
Ventas Inc 85,224 2,757
Vornado Realty Trust 36,219 1,587
Welltower Inc 92,775 4,753
Weyerhaeuser Co 170,373 3,726
$ 157,451
Retail - 5.24%
Advance Auto Parts Inc 15,835 1,915
AutoZone Inc
(e)
5,448 5,559
Best Buy Co Inc 52,068 3,995
CarMax Inc
(e)
37,596 2,769
Chipotle Mexican Grill Inc
(e)
5,847 5,137
Costco Wholesale Corp 101,012 30,607
Darden Restaurants Inc 28,031 2,069
Dollar General Corp 58,211 10,204
Dollar Tree Inc
(e)
54,111 4,311
Gap Inc/The 48,652 395
Genuine Parts Co 33,219 2,634
Home Depot Inc/The 249,412 54,828
Kohl's Corp 35,798 661
L Brands Inc 53,100 631
Lowe's Cos Inc 175,250 18,358
McDonald's Corp 172,191 32,296
Nordstrom Inc
(d)
24,493 460
O'Reilly Automotive Inc
(e)
17,298 6,683
Ross Stores Inc 82,707 7,556
Starbucks Corp 270,030 20,719
Target Corp 115,862 12,715
Tiffany & Co 24,682 3,122
TJX Cos Inc/The 277,269 13,600
Tractor Supply Co 27,067 2,745
Ulta Beauty Inc
(e)
13,070 2,848
Walgreens Boots Alliance Inc 171,423 7,421
Walmart Inc 324,352 39,425

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 69,156 $ 5,977
$ 299,640
Savings & Loans - 0.02%
People's United Financial Inc 101,546 1,289
Semiconductors - 4.40%
Advanced Micro Devices Inc
(e)
267,437 14,011
Analog Devices Inc 84,209 9,229
Applied Materials Inc 211,212 10,493
Broadcom Inc 90,697 24,635
Intel Corp 994,604 59,656
IPG Photonics Corp
(e)
8,129 1,051
KLA Corp 36,078 5,920
Lam Research Corp 33,171 8,468
Maxim Integrated Products Inc 61,873 3,402
Microchip Technology Inc 54,640 4,794
Micron Technology Inc
(e)
253,121 12,122
NVIDIA Corp 139,931 40,899
Qorvo Inc
(e)
26,562 2,604
QUALCOMM Inc 261,076 20,539
Skyworks Solutions Inc 38,955 4,047
Texas Instruments Inc 213,730 24,808
Xilinx Inc 57,497 5,025
$ 251,703
Shipbuilding - 0.03%
Huntington Ingalls Industries Inc 9,351 1,790
Software - 9.69%
Activision Blizzard Inc 175,658 11,195
Adobe Inc
(e)
110,682 39,142
Akamai Technologies Inc
(e)
36,949 3,610
ANSYS Inc
(e)
19,567 5,123
Autodesk Inc
(e)
50,308 9,414
Broadridge Financial Solutions Inc 26,214 3,041
Cadence Design Systems Inc
(e)
64,156 5,205
Cerner Corp 71,816 4,983
Citrix Systems Inc 26,298 3,813
Electronic Arts Inc
(e)
66,759 7,628
Fidelity National Information Services Inc 140,525 18,534
Fiserv Inc
(e)
130,582 13,458
Intuit Inc 59,517 16,058
Jack Henry & Associates Inc 17,590 2,877
Microsoft Corp 1,744,286 312,593
MSCI Inc 19,367 6,333
Oracle Corp 495,350 26,239
Paychex Inc 72,839 4,991
Paycom Software Inc
(e)
11,215 2,927
salesforce.com Inc
(e)
202,807 32,845
ServiceNow Inc
(e)
43,121 15,159
Synopsys Inc
(e)
34,373 5,401
Take-Two Interactive Software Inc
(e)
25,877 3,132
$ 553,701
Telecommunications - 2.98%
Arista Networks Inc
(e)
12,403 2,720
AT&T Inc 1,670,249 50,892
CenturyLink Inc 224,347 2,383
Cisco Systems Inc 969,971 41,107
Corning Inc 175,852 3,871
Juniper Networks Inc 76,528 1,653
Motorola Solutions Inc 39,174 5,634
T-Mobile US Inc
(e)
87,017 7,640
Verizon Communications Inc 945,625 54,326
$ 170,226
Textiles - 0.02%
Mohawk Industries Inc
(e)
13,591 1,192
Toys, Games & Hobbies - 0.04%
Hasbro Inc 29,096 2,101
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.44%
CH Robinson Worldwide Inc 30,924 $ 2,192
CSX Corp 177,803 11,776
Expeditors International of Washington Inc 38,937 2,788
FedEx Corp 54,883 6,957
JB Hunt Transport Services Inc 19,494 1,971
Kansas City Southern 22,663 2,959
Norfolk Southern Corp 59,618 10,201
Old Dominion Freight Line Inc 21,902 3,182
Union Pacific Corp 158,725 25,363
United Parcel Service Inc 160,224 15,167
$ 82,556
Water - 0.09%
American Water Works Co Inc 41,332 5,03 1
TOTAL COMMON STOCKS $ 5,520,76 8
Total Investments $ 5,704,67 9
Other Assets and Liabilities -  0.18% 10,21 1
TOTAL NET ASSETS - 100.00% $ 5,714,890
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,897 or
0.12% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 22.55%
Technology 20.52%
Communications 15.83%
Financial 14.64%
Industrial 7.54%
Consumer, Cyclical 7.47%
Utilities 3.16%
Money Market Funds 2.98%
Energy 2.94%
Basic Materials 1.95%
Investment Companies 0.24%
Other Assets and Liabilities
0.18%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 20,673 $ 946,768 $ 799,679 $ 167,762
$ 20,673 $ 946,768 $ 799,679 $ 167,762
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 506 $ — $ — $ —
$ 506 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2020 Long 1,224 $ 177,627 $ 19,312
Total $ 19,312
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.40% Shares Held Value (000's)
Money Market Funds - 2.37%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
1,367,036 $ 1,367
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(c)
41,283,052 41,283
$ 42,650
Principal Exchange-Traded Funds - 0.03%
Principal Shareholder Yield Index ETF
(c)
3,998 104
Principal Sustainable Momentum Index ETF
(c)
4,032 110
Principal U.S. Mega-Cap Multi-Factor Index ETF
(c),(d)
10,523 304
$ 518
TOTAL INVESTMENT COMPANIES $ 43,168
COMMON STOCKS - 97.05% Shares Held Value (000's)
Advertising - 0.02%
Interpublic Group of Cos Inc/The 9,795 167
Omnicom Group Inc 2,704 154
$ 321
Aerospace & Defense - 2.63%
General Dynamics Corp 32,805 4,285
Hexcel Corp 295 10
Howmet Aerospace Inc 10,241 134
L3Harris Technologies Inc 76,388 14,796
Northrop Grumman Corp 41,432 13,700
Raytheon Technologies Corp 217,415 14,091
Spirit AeroSystems Holdings Inc 900 20
TransDigm Group Inc 696 253
$ 47,289
Agriculture - 0.30%
Altria Group Inc 31,112 1,221
Archer-Daniels-Midland Co 21,019 781
Bunge Ltd 3,752 149
Philip Morris International Inc 42,895 3,200
$ 5,351
Airlines - 0.06%
Alaska Air Group Inc 2,075 68
American Airlines Group Inc
(d)
10,180 122
Copa Holdings SA 1,037 46
Delta Air Lines Inc 12,352 320
JetBlue Airways Corp
(e)
7,566 74
Southwest Airlines Co 10,923 341
United Airlines Holdings Inc
(e)
5,171 153
$ 1,124
Apparel - 0.03%
Capri Holdings Ltd
(e)
2,956 45
Carter's Inc 736 57
Columbia Sportswear Co 333 24
Hanesbrands Inc 3,216 32
PVH Corp 2,025 100
Ralph Lauren Corp 1,390 102
Skechers USA Inc
(e)
2,646 75
Tapestry Inc 7,370 110
Under Armour Inc - Class A
(d),(e)
2,379 25
Under Armour Inc - Class C
(e)
1,731 16
$ 586
Automobile Manufacturers - 0.17%
Cummins Inc 4,899 801
Ford Motor Co 132,425 674
General Motors Co 39,514 881
PACCAR Inc 10,951 758
$ 3,114
Automobile Parts & Equipment - 0.05%
Aptiv PLC 6,375 443
BorgWarner Inc 5,455 156
Goodyear Tire & Rubber Co/The 7,393 53
Lear Corp 1,645 161
$ 813
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 8.98%
Associated Banc-Corp 5,320 $ 75
Bank of America Corp 806,121 19,387
Bank of Hawaii Corp 1,201 82
Bank of New York Mellon Corp/The 15,903 597
Bank OZK 4,040 91
BankUnited Inc 3,123 62
BOK Financial Corp 985 51
CIT Group Inc 2,782 53
Citigroup Inc 64,690 3,141
Citizens Financial Group Inc 11,715 262
Comerica Inc 3,861 135
Commerce Bancshares Inc/MO 2,805 172
Cullen/Frost Bankers Inc 1,578 113
East West Bancorp Inc 4,210 148
Fifth Third Bancorp 19,319 361
First Citizens BancShares Inc/NC 234 89
First Hawaiian Inc 4,151 73
First Horizon National Corp 9,536 87
First Republic Bank/CA 2,742 286
FNB Corp/PA 10,033 81
Goldman Sachs Group Inc/The 55,475 10,175
Huntington Bancshares Inc/OH 27,704 256
JPMorgan Chase & Co 519,769 49,773
KeyCorp 26,876 313
M&T Bank Corp 2,543 285
Morgan Stanley 22,954 905
Northern Trust Corp 223,802 17,716
PacWest Bancorp 3,595 73
Pinnacle Financial Partners Inc 2,283 92
PNC Financial Services Group Inc/The 15,280 1,630
Popular Inc 2,870 111
Regions Financial Corp 25,997 280
Signature Bank/New York NY 810 87
State Street Corp 7,027 443
SVB Financial Group
(e)
1,281 247
Synovus Financial Corp 3,856 81
TCF Financial Corp 4,356 129
Texas Capital Bancshares Inc
(e)
1,800 50
Truist Financial Corp 26,430 986
Umpqua Holdings Corp 6,727 84
US Bancorp 427,487 15,603
Webster Financial Corp 2,885 82
Wells Fargo & Co 1,255,016 36,459
Western Alliance Bancorp 2,530 91
Wintrust Financial Corp 1,693 71
Zions Bancorp NA 4,719 149
$ 161,517
Beverages - 1.86%
Brown-Forman Corp - A Shares 187 11
Coca-Cola Co/The 35,400 1,624
Coca-Cola European Partners PLC 325,479 12,902
Constellation Brands Inc 5,616 925
Keurig Dr Pepper Inc 6,528 173
Molson Coors Beverage Co 4,702 193
PepsiCo Inc 132,757 17,562
$ 33,390
Biotechnology - 1.39%
Alexion Pharmaceuticals Inc
(e)
1,363 146
Alnylam Pharmaceuticals Inc
(e)
495 65
Amgen Inc 1,216 291
Biogen Inc
(e)
2,959 878
Bio-Rad Laboratories Inc
(e)
568 250
Bluebird Bio Inc
(e)
1,426 77
Corteva Inc 755,111 19,777
Exelixis Inc
(e)
4,754 117
Gilead Sciences Inc 28,375 2,383
Moderna Inc
(e)
471 22
Regeneron Pharmaceuticals Inc
(e)
1,694 891

Schedule of Investments
LargeCap Value Fund III
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
United Therapeutics Corp
(e)
1,091 $ 120
$ 25,017
Building Materials - 0.12%
Carrier Global Corp
(e)
21,391 379
Eagle Materials Inc 465 28
Fortune Brands Home & Security Inc 2,747 132
Johnson Controls International plc 25,734 749
Lennox International Inc 98 18
Martin Marietta Materials Inc 1,191 227
Masco Corp 7,418 304
MDU Resources Group Inc 5,948 134
Owens Corning 2,991 130
Vulcan Materials Co 724 82
$ 2,183
Chemicals - 2.91%
Air Products and Chemicals Inc 123,342 27,823
Albemarle Corp 2,910 179
Ashland Global Holdings Inc 1,633 101
Axalta Coating Systems Ltd
(e)
4,160 82
Cabot Corp 1,892 64
Celanese Corp 3,298 274
CF Industries Holdings Inc 5,609 154
Chemours Co/The 5,280 62
Dow Inc 22,349 820
DuPont de Nemours Inc 215,395 10,128
Eastman Chemical Co 3,866 234
Element Solutions Inc
(e)
3,984 41
FMC Corp 3,465 318
Huntsman Corp 6,692 112
Linde PLC 14,197 2,612
LyondellBasell Industries NV 9,065 525
Mosaic Co/The 10,168 117
NewMarket Corp 26 11
Olin Corp
(d)
5,065 68
PPG Industries Inc 5,092 463
RPM International Inc 2,812 187
Sherwin-Williams Co/The 14,235 7,635
Univar Solutions Inc
(e)
5,493 80
Valvoline Inc 6,096 105
Westlake Chemical Corp 1,160 50
$ 52,245
Commercial Services - 2.00%
ADT Inc
(d)
5,473 31
AMERCO 234 66
Aramark 638,182 17,429
CoreLogic Inc/United States 2,164 83
Equifax Inc 125,692 17,459
Graham Holdings Co 142 55
H&R Block Inc 5,231 87
IHS Markit Ltd 2,873 193
Macquarie Infrastructure Corp 2,287 63
ManpowerGroup Inc 1,722 128
Nielsen Holdings PLC 8,889 131
Quanta Services Inc 3,187 116
United Rentals Inc
(e)
708 91
$ 35,932
Computers - 2.75%
Amdocs Ltd 3,843 248
Apple Inc 51,900 15,248
CACI International Inc
(e)
65,776 16,453
Cognizant Technology Solutions Corp 243,278 14,115
Dell Technologies Inc
(e)
1,582 68
DXC Technology Co 8,138 148
Hewlett Packard Enterprise Co 35,515 357
HP Inc 51,987 806
International Business Machines Corp 9,675 1,215
Leidos Holdings Inc 3,716 367
Western Digital Corp 8,059 371
$ 49,396
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 1.05%
Avery Dennison Corp 162 $ 18
Church & Dwight Co Inc 247,015 17,289
Clorox Co/The 458 85
Kimberly-Clark Corp 10,134 1,403
Spectrum Brands Holdings Inc 1,514 65
$ 18,860
Cosmetics & Personal Care - 1.12%
Colgate-Palmolive Co 210,776 14,811
Coty Inc 8,794 48
Procter & Gamble Co/The 45,229 5,331
$ 20,190
Distribution & Wholesale - 0.03%
Fastenal Co 1,092 40
HD Supply Holdings Inc
(e)
4,729 140
KAR Auction Services Inc 1,418 21
LKQ Corp
(e)
7,189 188
Resideo Technologies Inc
(e)
5,933 31
Watsco Inc 918 148
WESCO International Inc
(e)
1,595 41
$ 609
Diversified Financial Services - 2.66%
Affiliated Managers Group Inc 1,394 97
Air Lease Corp 2,799 73
Ally Financial Inc 10,383 170
American Express Co 123,939 11,310
Ameriprise Financial Inc 6,688 769
BGC Partners Inc 11,902 37
BlackRock Inc 2,352 1,181
Capital One Financial Corp 217,187 14,065
Charles Schwab Corp/The 424,365 16,007
CME Group Inc 6,998 1,247
Credit Acceptance Corp
(d),(e)
103 32
Discover Financial Services 5,674 244
Eaton Vance Corp 3,195 117
Evercore Inc - Class A 1,011 52
Franklin Resources Inc 7,692 145
Intercontinental Exchange Inc 6,549 586
Invesco Ltd 10,756 93
Janus Henderson Group PLC 4,924 88
Jefferies Financial Group Inc 7,713 106
Lazard Ltd 2,039 56
Navient Corp 7,292 56
OneMain Holdings Inc 2,312 56
Raymond James Financial Inc 2,611 172
Santander Consumer USA Holdings Inc
(d)
3,275 51
SEI Investments Co 1,959 100
SLM Corp 12,168 101
Synchrony Financial 12,574 249
T Rowe Price Group Inc 3,158 365
Western Union Co/The 9,606 183
$ 47,808
Electric - 6.50%
AES Corp/The 18,397 244
Alliant Energy Corp 6,461 314
Ameren Corp 4,715 343
American Electric Power Co Inc 14,790 1,229
Avangrid Inc 1,714 74
CenterPoint Energy Inc 14,109 240
CMS Energy Corp 252,091 14,391
Consolidated Edison Inc 6,573 518
Dominion Energy Inc 251,596 19,405
DTE Energy Co 137,436 14,257
Duke Energy Corp 21,073 1,784
Edison International 182,946 10,741
Entergy Corp 7,230 691
Evergy Inc 9,106 532
Eversource Energy 6,397 516
Exelon Corp 360,461 13,366
FirstEnergy Corp 18,046 745

Schedule of Investments
LargeCap Value Fund III
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Hawaiian Electric Industries Inc 3,139 $ 124
IDACORP Inc 1,441 132
NextEra Energy Inc 69,011 15,950
NRG Energy Inc 7,178 241
OGE Energy Corp 5,825 184
PG&E Corp
(e)
14,684 156
Pinnacle West Capital Corp 3,165 244
PPL Corp 27,877 709
Public Service Enterprise Group Inc 17,277 876
Sempra Energy 8,832 1,094
Southern Co/The 30,042 1,704
Vistra Energy Corp 12,066 236
WEC Energy Group Inc 166,817 15,105
Xcel Energy Inc 10,355 658
$ 116,803
Electrical Components & Equipment - 0.07%
Acuity Brands Inc 806 70
AMETEK Inc 942 79
Emerson Electric Co 17,493 998
Energizer Holdings Inc
(d)
1,790 70
Littelfuse Inc 658 95
$ 1,312
Electronics - 1.03%
Agilent Technologies Inc 5,423 416
Allegion plc 747 75
Arrow Electronics Inc
(e)
2,304 145
Avnet Inc 3,016 90
Coherent Inc
(e)
640 82
FLIR Systems Inc 3,425 149
Fortive Corp 4,434 284
Garmin Ltd 3,853 313
Gentex Corp 7,005 170
Honeywell International Inc 107,136 15,203
Hubbell Inc 725 90
Jabil Inc 3,696 105
National Instruments Corp 3,463 133
nVent Electric PLC 4,766 89
PerkinElmer Inc 2,326 210
Roper Technologies Inc 1,731 590
Sensata Technologies Holding PLC
(e)
2,699 98
SYNNEX Corp 1,198 105
Trimble Inc
(e)
5,657 196
Woodward Inc 332 20
$ 18,563
Energy - Alternate Sources - 0.01%
First Solar Inc
(e)
2,544 112
Engineering & Construction - 0.53%
AECOM
(e)
4,207 152
Fluor Corp 5,232 61
frontdoor Inc
(e)
2,632 102
Jacobs Engineering Group Inc 110,932 9,180
$ 9,495
Entertainment - 0.01%
Cinemark Holdings Inc 3,158 45
International Game Technology PLC
(d)
2,595 19
Lions Gate Entertainment Corp - A shares
(e)
1,820 13
Lions Gate Entertainment Corp - B shares
(e)
3,584 24
Six Flags Entertainment Corp 2,379 48
$ 149
Environmental Control - 0.05%
Clean Harbors Inc
(e)
1,491 79
Pentair PLC 4,647 161
Republic Services Inc 3,953 310
Stericycle Inc
(e)
2,354 115
Waste Management Inc 1,851 185
$ 850
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 1.13%
Campbell Soup Co 2,190 $ 109
Conagra Brands Inc 18,866 631
Flowers Foods Inc 5,718 127
General Mills Inc 18,548 1,111
Hershey Co/The 388 51
Hormel Foods Corp 274,726 12,871
Ingredion Inc 1,849 150
JM Smucker Co/The 2,932 337
Kellogg Co 6,469 424
Kraft Heinz Co/The 25,434 771
Kroger Co/The 27,545 871
Lamb Weston Holdings Inc 2,894 178
McCormick & Co Inc/MD 858 135
Mondelez International Inc 28,031 1,442
Pilgrim's Pride Corp
(e)
1,903 42
Post Holdings Inc
(e)
1,040 95
Seaboard Corp 12 36
Sprouts Farmers Market Inc
(e)
2,161 45
TreeHouse Foods Inc
(e)
1,416 73
Tyson Foods Inc 11,962 744
US Foods Holding Corp
(e)
6,083 131
$ 20,374
Forest Products & Paper - 0.02%
Domtar Corp 2,006 47
International Paper Co 10,655 365
$ 412
Gas - 0.05%
Atmos Energy Corp 3,243 331
National Fuel Gas Co 2,589 106
NiSource Inc 10,258 257
UGI Corp 5,756 174
$ 868
Hand & Machine Tools - 0.68%
Colfax Corp
(e)
2,916 75
Lincoln Electric Holdings Inc 222 18
Regal Beloit Corp 1,299 92
Snap-on Inc 1,498 195
Stanley Black & Decker Inc 106,953 11,787
$ 12,167
Healthcare - Products - 3.84%
Abbott Laboratories 165,595 15,250
Avantor Inc
(e)
3,643 61
Baxter International Inc 4,948 439
Cantel Medical Corp 874 32
Cooper Cos Inc/The 806 231
Danaher Corp 11,521 1,883
DENTSPLY SIRONA Inc 6,098 259
Envista Holdings Corp
(e)
2,368 46
Henry Schein Inc
(e)
3,623 198
Hill-Rom Holdings Inc 951 107
Hologic Inc
(e)
1,778 89
Integra LifeSciences Holdings Corp
(e)
2,095 107
Medtronic PLC 493,025 48,134
STERIS PLC 2,105 300
Thermo Fisher Scientific Inc 2,533 848
West Pharmaceutical Services Inc 507 96
Zimmer Biomet Holdings Inc 7,882 944
$ 69,024
Healthcare - Services - 3.88%
Acadia Healthcare Co Inc
(e)
2,803 67
Anthem Inc 82,657 23,204
Catalent Inc
(e)
4,178 289
Centene Corp
(e)
6,239 415
DaVita Inc
(e)
2,494 197
Encompass Health Corp 1,523 101
HCA Healthcare Inc 5,874 646
Humana Inc 2,832 1,081
IQVIA Holdings Inc
(e)
4,649 663
Laboratory Corp of America Holdings
(e)
2,494 410

Schedule of Investments
LargeCap Value Fund III
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
MEDNAX Inc
(e)
3,440 $ 50
Molina Healthcare Inc
(e)
444 73
PPD Inc
(e)
1,268 30
Quest Diagnostics Inc 3,620 399
UnitedHealth Group Inc 143,530 41,978
Universal Health Services Inc 2,154 228
$ 69,831
Home Builders - 0.66%
DR Horton Inc 8,942 422
Lennar Corp - A Shares 219,379 10,985
Lennar Corp - B Shares 414 16
PulteGroup Inc 6,767 191
Thor Industries Inc 1,547 102
Toll Brothers Inc 3,571 86
$ 11,802
Home Furnishings - 0.02%
Dolby Laboratories Inc 1,626 98
Leggett & Platt Inc 3,773 132
Whirlpool Corp 1,692 189
$ 419
Housewares - 0.01%
Newell Brands Inc 10,287 143
Insurance - 5.61%
Aflac Inc 14,338 534
Alleghany Corp 335 179
Allstate Corp/The 12,571 1,279
American Financial Group Inc/OH 2,083 138
American International Group Inc 1,251,650 31,830
American National Insurance Co 440 35
Arch Capital Group Ltd
(e)
9,125 219
Arthur J Gallagher & Co 2,897 227
Assurant Inc 136,490 14,501
Assured Guaranty Ltd 2,848 85
Athene Holding Ltd
(e)
2,724 74
Axis Capital Holdings Ltd 2,163 79
Berkshire Hathaway Inc - Class B
(e)
52,825 9,897
Brighthouse Financial Inc
(e)
3,417 88
Brown & Brown Inc 5,957 214
Chubb Ltd 242,393 26,181
Cincinnati Financial Corp 4,123 271
CNA Financial Corp 1,270 40
Equitable Holdings Inc 11,222 206
Everest Re Group Ltd 782 135
Fidelity National Financial Inc 7,215 195
First American Financial Corp 3,130 144
Globe Life Inc 2,913 240
Hanover Insurance Group Inc/The 1,169 117
Hartford Financial Services Group Inc/The 9,797 372
Kemper Corp 1,471 99
Lincoln National Corp 5,505 195
Loews Corp 6,930 240
Markel Corp
(e)
336 291
Marsh & McLennan Cos Inc 1,223 119
Mercury General Corp 1,229 50
MetLife Inc 34,677 1,251
MGIC Investment Corp 10,492 77
Old Republic International Corp 8,238 131
Primerica Inc 472 49
Progressive Corp/The 7,766 600
Prudential Financial Inc 7,842 489
Reinsurance Group of America Inc 1,736 182
RenaissanceRe Holdings Ltd 779 114
Travelers Cos Inc/The 4,233 429
Unum Group 6,038 105
Voya Financial Inc 3,477 157
Willis Towers Watson PLC 49,557 8,836
WR Berkley Corp 3,850 208
$ 100,902
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 0.94%
Alphabet Inc - A Shares
(e)
11,360 $ 15,298
E*TRADE Financial Corp 4,919 200
Expedia Group Inc 633 45
F5 Networks Inc
(e)
204 28
IAC/interactivecorp
(e)
614 137
NortonLifeLock Inc 15,711 334
TD Ameritrade Holding Corp 1,059 42
TripAdvisor Inc 614 12
Uber Technologies Inc
(e)
16,381 496
VeriSign Inc
(e)
652 137
Zillow Group Inc - A Shares
(e)
1,625 71
Zillow Group Inc - C Shares
(d),(e)
3,321 146
$ 16,946
Iron & Steel - 0.04%
Nucor Corp 8,304 342
Reliance Steel & Aluminum Co 1,872 168
Steel Dynamics Inc 6,049 147
United States Steel Corp
(d)
5,859 45
$ 702
Leisure Products & Services - 0.04%
Brunswick Corp/DE 2,304 110
Carnival Corp
(d)
11,124 177
Harley-Davidson Inc 4,303 94
Norwegian Cruise Line Holdings Ltd
(e)
4,463 73
Polaris Inc 210 15
Royal Caribbean Cruises Ltd 4,733 221
$ 690
Lodging - 0.05%
Choice Hotels International Inc 684 51
Extended Stay America Inc 6,188 67
Hilton Grand Vacations Inc
(e)
2,561 53
Hyatt Hotels Corp 1,110 63
Las Vegas Sands Corp 7,084 340
MGM Resorts International 11,975 202
Wyndham Destinations Inc 2,731 70
Wyndham Hotels & Resorts Inc 2,023 76
$ 922
Machinery - Construction & Mining - 0.07%
Caterpillar Inc 9,784 1,139
Oshkosh Corp 1,934 130
$ 1,269
Machinery - Diversified - 2.01%
AGCO Corp 1,783 94
Crane Co 1,505 82
Curtiss-Wright Corp 1,256 130
Deere & Co 120,079 17,419
Dover Corp 2,240 210
Flowserve Corp 2,805 79
Gates Industrial Corp PLC
(e)
1,669 14
GrafTech International Ltd 2,262 18
Otis Worldwide Corp 13,247 674
Westinghouse Air Brake Technologies Corp 309,590 17,468
$ 36,188
Media - 3.57%
Charter Communications Inc
(e)
1,219 604
Comcast Corp - Class A 745,889 28,068
Discovery Inc - A Shares
(e)
4,402 99
Discovery Inc - C Shares
(e)
9,134 186
DISH Network Corp
(e)
7,048 176
Fox Corp - A Shares 8,158 211
Fox Corp - B Shares 3,926 100
John Wiley & Sons Inc 1,228 46
Liberty Broadband Corp - A Shares
(e)
654 79
Liberty Broadband Corp - C Shares
(e)
124,086 15,223
Liberty Media Corp-Liberty Formula One - A
Shares
(e)
841 26
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
5,424 175

Schedule of Investments
LargeCap Value Fund III
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty SiriusXM - A Shares
(e)
2,297 $ 77
Liberty Media Corp-Liberty SiriusXM - C Shares
(e)
4,348 148
New York Times Co/The 3,479 113
News Corp - A Shares 10,973 109
News Corp - B Shares 3,548 36
Nexstar Media Group Inc 306 21
ViacomCBS Inc - Class B 6,536 113
Walt Disney Co/The 172,019 18,604
$ 64,214
Metal Fabrication & Hardware - 0.01%
Timken Co/The 2,075 78
Valmont Industries Inc 680 80
$ 158
Mining - 0.08%
Alcoa Corp
(e)
6,318 52
Arconic Corp
(e)
4,523 39
Freeport-McMoRan Inc 39,169 346
Newmont Corp 16,133 960
Southern Copper Corp 1,032 33
$ 1,430
Miscellaneous Manufacturers - 0.67%
3M Co 2,539 386
AO Smith Corp 3,090 131
Carlisle Cos Inc 277 33
Eaton Corp PLC 101,581 8,482
General Electric Co 245,014 1,666
ITT Inc 2,490 131
Parker-Hannifin Corp 4,528 716
Textron Inc 6,395 169
Trane Technologies PLC 1,943 170
Trinity Industries Inc 3,070 59
$ 11,943
Office & Business Equipment - 0.01%
Xerox Holdings Corp 5,156 94
Oil & Gas - 6.51%
Antero Resources Corp
(e)
16,523 49
Apache Corp 11,132 146
Cabot Oil & Gas Corp 4,375 95
Centennial Resource Development Inc/DE
(e)
36,971 44
Chesapeake Energy Corp
(d),(e)
450 8
Chevron Corp 487,327 44,834
Cimarex Energy Co 2,998 76
Concho Resources Inc 5,132 291
ConocoPhillips 301,643 12,699
Continental Resources Inc/OK
(d)
3,169 52
Devon Energy Corp 10,181 127
Diamondback Energy Inc 3,328 145
EOG Resources Inc 246,408 11,707
EQT Corp 7,301 106
Exxon Mobil Corp 110,781 5,148
Helmerich & Payne Inc 3,239 64
Hess Corp 203,359 9,891
HollyFrontier Corp 4,110 136
Kosmos Energy Ltd 10,211 17
Marathon Oil Corp 21,186 130
Marathon Petroleum Corp 24,584 789
Murphy Oil Corp
(d)
5,412 64
Noble Energy Inc 12,484 122
Occidental Petroleum Corp 23,562 391
Parsley Energy Inc 4,226 40
Patterson-UTI Energy Inc 10,124 37
PBF Energy Inc 4,650 53
Phillips 66 270,179 19,769
Pioneer Natural Resources Co 2,525 225
Range Resources Corp
(d)
7,888 46
Transocean Ltd
(e)
22,802 29
Valero Energy Corp 152,434 9,657
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
WPX Energy Inc
(e)
12,723 $ 78
$ 117,065
Oil & Gas Services - 0.08%
Apergy Corp
(e)
2,159 20
Baker Hughes Co 17,141 239
Halliburton Co 22,736 239
National Oilwell Varco Inc 10,225 129
Schlumberger Ltd 43,118 725
$ 1,352
Packaging & Containers - 0.07%
Ardagh Group SA 1,701 21
Berry Global Group Inc
(e)
2,280 91
Crown Holdings Inc
(e)
1,498 97
Graphic Packaging Holding Co 8,074 108
O-I Glass Inc 6,318 52
Packaging Corp of America 2,488 240
Sealed Air Corp 3,895 111
Silgan Holdings Inc 2,260 78
Sonoco Products Co 2,696 132
Westrock Co 7,129 229
$ 1,159
Pharmaceuticals - 6.52%
Agios Pharmaceuticals Inc
(e)
1,398 57
Alkermes PLC
(e)
4,199 58
Allergan PLC 9,995 1,872
Becton Dickinson and Co 88,836 22,433
Bristol-Myers Squibb Co 29,728 1,808
Cardinal Health Inc 13,075 647
Cigna Corp 8,250 1,615
Covetrus Inc
(e)
4,218 50
CVS Health Corp 820,997 50,533
Elanco Animal Health Inc
(e)
10,669 264
Herbalife Nutrition Ltd
(e)
2,607 97
Horizon Therapeutics Plc
(e)
4,514 163
Jazz Pharmaceuticals PLC
(e)
378 42
Johnson & Johnson 200,033 30,013
McKesson Corp 5,837 824
Merck & Co Inc 6,664 529
Mylan NV
(e)
14,010 235
Perrigo Co PLC 3,538 189
Pfizer Inc 150,802 5,785
Premier Inc
(e)
2,248 74
$ 117,288
Pipelines - 0.11%
Antero Midstream Corp
(d)
8,694 41
Cheniere Energy Inc
(e)
2,624 123
Equitrans Midstream Corp 5,038 42
Kinder Morgan Inc 54,787 834
ONEOK Inc 7,649 229
Targa Resources Corp 7,271 94
Williams Cos Inc/The 35,547 689
$ 2,052
Private Equity - 0.73%
Brookfield Asset Management Inc 389,952 13,188
Real Estate - 0.03%
CBRE Group Inc
(e)
6,885 296
Howard Hughes Corp/The
(e)
1,074 58
Jones Lang LaSalle Inc 1,302 137
$ 491
REITs - 3.01%
AGNC Investment Corp 14,902 185
Alexandria Real Estate Equities Inc 2,412 379
American Campus Communities Inc 4,011 141
American Homes 4 Rent 4,203 101
Annaly Capital Management Inc 38,634 241
Apartment Investment and Management Co 4,310 162
Apple Hospitality REIT Inc 7,300 71
AvalonBay Communities Inc 3,865 630

Schedule of Investments
LargeCap Value Fund III
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Boston Properties Inc 4,538 $ 441
Brandywine Realty Trust 5,980 67
Brixmor Property Group Inc 8,977 103
Camden Property Trust 2,609 230
Chimera Investment Corp 5,744 45
Colony Capital Inc 21,641 50
Columbia Property Trust Inc 4,310 62
Corporate Office Properties Trust 3,894 103
Cousins Properties Inc 4,258 128
CubeSmart 5,505 139
Digital Realty Trust Inc 5,165 772
Douglas Emmett Inc 4,665 142
Duke Realty Corp 9,786 340
Empire State Realty Trust Inc 5,430 45
EPR Properties 2,924 86
Equity Commonwealth 3,532 120
Equity Residential 10,139 660
Essex Property Trust Inc 1,903 464
Federal Realty Investment Trust 2,030 169
Gaming and Leisure Properties Inc 5,807 164
Healthcare Trust of America Inc 5,733 141
Healthpeak Properties Inc 13,533 354
Highwoods Properties Inc 3,081 120
Host Hotels & Resorts Inc 20,115 248
Hudson Pacific Properties Inc 4,361 107
Invitation Homes Inc 14,274 338
Iron Mountain Inc 7,195 174
JBG SMITH Properties 3,493 119
Kilroy Realty Corp 2,891 180
Kimco Realty Corp 12,888 141
Life Storage Inc 1,327 116
Macerich Co/The 6,703 50
Medical Properties Trust Inc 14,086 241
MFA Financial Inc 24,993 44
MGM Growth Properties LLC 588,475 14,812
Mid-America Apartment Communities Inc 3,057 342
National Retail Properties Inc 4,805 157
New Residential Investment Corp 14,896 91
Omega Healthcare Investors Inc 6,195 181
Outfront Media Inc 4,078 64
Paramount Group Inc 6,863 66
Park Hotels & Resorts Inc 8,824 84
Prologis Inc 19,242 1,717
Public Storage 65,152 12,082
Rayonier Inc 3,685 89
Realty Income Corp 9,236 507
Regency Centers Corp 4,583 201
Retail Properties of America Inc 9,448 59
Service Properties Trust 8,279 57
Simon Property Group Inc 2,060 137
SITE Centers Corp 7,725 47
SL Green Realty Corp 2,492 132
Spirit Realty Capital Inc 3,140 97
Starwood Property Trust Inc 7,763 100
STORE Capital Corp 599,126 12,025
Two Harbors Investment Corp 11,664 53
Ventas Inc 10,256 332
VEREIT Inc 29,452 161
VICI Properties Inc 12,907 225
Vornado Realty Trust 5,010 219
Weingarten Realty Investors 4,119 75
Welltower Inc 11,845 607
Weyerhaeuser Co 20,039 438
WP Carey Inc 4,583 301
$ 54,071
Retail - 6.75%
Advance Auto Parts Inc 207,449 25,083
AutoNation Inc
(e)
1,722 64
Best Buy Co Inc 6,981 536
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
CarMax Inc
(e)
2,338 $ 172
Casey's General Stores Inc 730 110
Dick's Sporting Goods Inc 1,959 58
Dollar General Corp 125,505 22,001
Dollar Tree Inc
(e)
4,027 321
Foot Locker Inc 3,184 82
Gap Inc/The 5,980 49
Genuine Parts Co 3,779 300
Home Depot Inc/The 87,394 19,212
Kohl's Corp 4,268 79
L Brands Inc 5,171 61
Lowe's Cos Inc 266,019 27,865
Macy's Inc
(d)
8,453 50
McDonald's Corp 92,826 17,410
MSC Industrial Direct Co Inc 1,329 79
Nu Skin Enterprises Inc 2,176 64
Penske Automotive Group Inc 1,281 46
Qurate Retail Inc
(e)
11,441 92
Target Corp 13,402 1,471
Tiffany & Co 2,333 295
Urban Outfitters Inc
(e)
2,504 43
Walgreens Boots Alliance Inc 25,442 1,101
Walmart Inc 37,323 4,537
Williams-Sonoma Inc 1,921 119
Yum China Holdings Inc 1,345 65
Yum! Brands Inc 688 59
$ 121,424
Savings & Loans - 0.96%
New York Community Bancorp Inc 1,578,517 17,143
Sterling Bancorp/DE 6,194 76
$ 17,219
Semiconductors - 3.97%
Analog Devices Inc 6,309 691
Applied Materials Inc 15,934 792
Broadcom Inc 74,284 20,177
Intel Corp 114,710 6,880
IPG Photonics Corp
(e)
856 111
Lam Research Corp 335 86
Marvell Technology Group Ltd 13,088 350
Maxim Integrated Products Inc 3,273 180
Microchip Technology Inc 3,215 282
Micron Technology Inc
(e)
171,582 8,217
MKS Instruments Inc 1,447 145
ON Semiconductor Corp
(e)
11,727 188
Qorvo Inc
(e)
3,100 304
QUALCOMM Inc 189,153 14,881
Skyworks Solutions Inc 3,208 333
Texas Instruments Inc 153,515 17,818
$ 71,435
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 305 58
Software - 3.93%
Activision Blizzard Inc 246,329 15,699
Akamai Technologies Inc
(e)
1,079 105
Autodesk Inc
(e)
959 179
Change Healthcare Inc
(e)
4,016 47
Citrix Systems Inc 807 117
Electronic Arts Inc
(e)
3,261 373
Fidelity National Information Services Inc 4,676 617
Microsoft Corp 182,795 32,758
Nuance Communications Inc
(e)
8,689 176
Oracle Corp 375,518 19,891
SS&C Technologies Holdings Inc 1,032 57
Take-Two Interactive Software Inc
(e)
3,569 432
Zynga Inc
(e)
17,904 135
$ 70,586

Schedule of Investments
LargeCap Value Fund III
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 2.53%
AT&T Inc 747,388 $ 22,773
CenturyLink Inc 28,856 306
Ciena Corp
(e)
4,336 201
CommScope Holding Co Inc
(e)
5,904 65
Corning Inc 24,646 542
EchoStar Corp
(e)
1,899 60
GCI Liberty Inc
(e)
2,594 158
Juniper Networks Inc 9,116 197
LogMeIn Inc 1,525 130
Motorola Solutions Inc 98,232 14,127
Telephone and Data Systems Inc 2,799 55
T-Mobile US Inc
(e)
4,117 362
United States Cellular Corp
(e)
525 17
Verizon Communications Inc 110,782 6,364
ViaSat Inc
(e)
1,772 75
$ 45,432
Textiles - 0.01%
Mohawk Industries Inc
(e)
1,568 138
Transportation - 2.10%
CH Robinson Worldwide Inc 995 71
CSX Corp 9,333 618
Expeditors International of Washington Inc 1,381 99
FedEx Corp 4,784 607
JB Hunt Transport Services Inc 179,060 18,106
Kansas City Southern 2,549 333
Kirby Corp
(e)
1,796 96
Knight-Swift Transportation Holdings Inc 3,434 128
Landstar System Inc 169 17
Norfolk Southern Corp 6,536 1,118
Old Dominion Freight Line Inc 1,130 164
Ryder System Inc 1,761 62
Schneider National Inc 1,947 43
Union Pacific Corp 101,458 16,212
XPO Logistics Inc
(e)
1,175 78
$ 37,752
Water - 0.02%
American Water Works Co Inc 3,492 42 6
TOTAL COMMON STOCKS $ 1,744,66 3
Total Investments $ 1,787,83 1
Other Assets and Liabilities -  0.55% 9,94 6
TOTAL NET ASSETS - 100.00% $ 1,797,777
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,367 or
0.08% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 23.09%
Financial 21.98%
Technology 10.66%
Industrial 10.04%
Consumer, Cyclical 7.89%
Communications 7.06%
Energy 6.71%
Utilities 6.57%
Basic Materials 3.05%
Money Market Funds 2.37%
Domestic Equity Funds 0.03%
Other Assets and Liabilities
0.55%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 63,693 $ 396,775 $ 419,185 $ 41,283
Principal Shareholder Yield Index ETF 140 — 7 104
Principal Sustainable Momentum Index ETF 151 — 28 110
Principal U.S. Mega-Cap Multi-Factor Index ETF 454 — 119 304
$ 64,438 $ 396,775 $ 419,33 9 $ 41,801
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 319 $ — $ — $ —
Principal Shareholder Yield Index ETF 1 (3) — (2 6 )
Principal Sustainable Momentum Index ETF 1 (8) — (5)
Principal U.S. Mega-Cap Multi-Factor Index ETF 5 (9) — (22)
$ 326 $ (20) $ — $ (5 3 )
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Value Fund III
April 30, 2020 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2020 Long 182 $ 26,412 $ 2,637
Total $ 2,637
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.18% Shares Held Value (000's)
Money Market Funds - 1.18%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
61,212,637 $ 61,212
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
129,429,734 129,430
$ 190,642
TOTAL INVESTMENT COMPANIES $ 190,642
COMMON STOCKS - 99.79% Shares Held Value (000's)
Aerospace & Defense - 4.17%
HEICO Corp - Class A 1,354,249 97,953
TransDigm Group Inc 1,582,542 574,589
$ 672,542
Banks - 1.86%
First Republic Bank/CA 2,303,416 240,224
M&T Bank Corp 535,450 60,013
$ 300,237
Beverages - 0.60%
Brown-Forman Corp - B Shares 1,544,396 96,061
Building Materials - 3.96%
Martin Marietta Materials Inc 981,216 186,657
Summit Materials Inc
(d)
4,403,603 66,538
Vulcan Materials Co 3,410,409 385,274
$ 638,469
Chemicals - 0.72%
Air Products and Chemicals Inc 515,134 116,204
Commercial Services - 11.01%
AMERCO 150,382 42,126
CoStar Group Inc
(d)
428,482 277,768
Everarc Holdings Ltd
(c),(d)
2,883,826 43,300
Everarc Holdings Ltd - Warrants
(d)
2,883,826 433
Gartner Inc
(d)
2,563,903 304,617
IHS Markit Ltd 3,718,855 250,279
Moody's Corp 770,001 187,803
S&P Global Inc 291,053 85,244
Square Inc
(d)
696,736 45,385
TransUnion 3,676,893 289,702
Verisk Analytics Inc 1,619,555 247,517
$ 1,774,174
Distribution & Wholesale - 4.03%
Copart Inc
(d)
5,298,233 424,442
Fastenal Co 6,206,767 224,809
$ 649,251
Diversified Financial Services - 1.58%
Credit Acceptance Corp
(d),(e)
819,968 255,477
Electric - 2.35%
Brookfield Infrastructure Partners LP 7,202,799 282,278
Brookfield Renewable Partners LP 2,040,939 95,699
$ 377,977
Electronics - 3.36%
Mettler-Toledo International Inc
(d)
307,544 221,413
Roper Technologies Inc 940,320 320,678
$ 542,091
Entertainment - 2.36%
Liberty Media Corp-Liberty Braves - A Shares
(d)
146,140 3,016
Liberty Media Corp-Liberty Braves - C Shares
(d)
587,859 11,810
Live Nation Entertainment Inc
(d)
3,308,683 148,461
Vail Resorts Inc 1,271,950 217,504
$ 380,791
Hand & Machine Tools - 0.68%
Colfax Corp
(d)
4,222,220 108,891
Healthcare - Products - 1.21%
IDEXX Laboratories Inc
(d)
702,882 195,120
Home Builders - 1.90%
Lennar Corp - A Shares 2,914,812 145,945
Lennar Corp - B Shares 37,905 1,446
NVR Inc
(d)
51,012 158,137
$ 305,528
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 7.98%
Aon PLC 726,283 $ 125,407
Arch Capital Group Ltd
(d)
8,612,627 206,962
Brown & Brown Inc 6,214,003 223,145
Fidelity National Financial Inc 7,008,612 189,583
Markel Corp
(d)
465,345 402,914
Progressive Corp/The 1,795,663 138,805
$ 1,286,816
Internet - 4.00%
VeriSign Inc
(d)
1,812,198 379,637
Wix.com Ltd
(d)
2,027,636 265,235
$ 644,872
Investment Companies - 0.26%
Brookfield Business Partners LP 470,414 14,912
Brookfield Infrastructure Corp
(d),(e)
631,642 26,441
$ 41,353
Lodging - 2.97%
Hilton Worldwide Holdings Inc 4,825,739 365,357
Hyatt Hotels Corp
(e)
2,020,020 113,646
$ 479,003
Machinery - Diversified - 0.14%
Cognex Corp 409,708 22,632
Media - 4.50%
Liberty Broadband Corp - A Shares
(d)
684,410 82,143
Liberty Broadband Corp - C Shares
(d)
2,136,760 262,138
Liberty Global PLC - A Shares
(d)
470,251 9,132
Liberty Global PLC - C Shares
(d)
3,425,750 62,726
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
513,920 15,546
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,466,056 143,762
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
1,022,267 34,461
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
3,394,459 115,649
$ 725,557
Pharmaceuticals - 0.10%
Elanco Animal Health Inc
(d)
630,330 15,575
Private Equity - 7.54%
Brookfield Asset Management Inc 21,061,945 712,315
Kennedy-Wilson Holdings Inc 5,271,674 74,594
KKR & Co Inc 11,530,996 290,697
Onex Corp 2,969,530 137,222
$ 1,214,828
Real Estate - 2.84%
Brookfield Property Partners LP 2,757,370 25,809
CBRE Group Inc
(d)
7,344,428 315,296
Howard Hughes Corp/The
(d)
2,148,720 116,375
$ 457,480
REITs - 4.35%
Equinix Inc 183,057 123,600
SBA Communications Corp 1,830,235 530,622
Vornado Realty Trust 1,052,133 46,104
$ 700,326
Retail - 10.56%
CarMax Inc
(d)
6,716,743 494,688
Dollar General Corp 550,702 96,538
Domino's Pizza Inc 804,232 291,076
O'Reilly Automotive Inc
(d)
1,220,112 471,378
Restaurant Brands International Inc 6,196,205 305,473
Ross Stores Inc 474,542 43,354
$ 1,702,507
Semiconductors - 1.52%
Microchip Technology Inc 2,788,224 244,611
Software - 11.24%
ANSYS Inc
(d)
1,229,526 321,927
Autodesk Inc
(d)
2,260,455 422,999
Black Knight Inc
(d)
6,587,535 464,882
Guidewire Software Inc
(d)
1,402,948 127,444

Schedule of Investments
MidCap Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MSCI Inc 514,873 $ 168,363
RealPage Inc
(d)
3,314,324 213,741
Slack Technologies Inc
(d)
3,437,105 91,736
$ 1,811,092
Telecommunications - 2.00%
GCI Liberty Inc
(d)
2,439,848 148,416
Motorola Solutions Inc 1,214,236 174,619
$ 323,035
TOTAL COMMON STOCKS $ 16,082,500
Total Investments $ 16,273,142
Other Assets and Liabilities -  (0.97)% (156,514)
TOTAL NET ASSETS - 100.00% $ 16,116,628
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $177,323 or 1.10% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Financial 26.41%
Consumer, Cyclical 21.82%
Consumer, Non-cyclical 12.92%
Technology 12.76%
Industrial 12.31%
Communications 10.50%
Utilities 2.35%
Money Market Funds 1.18%
Basic Materials 0.72%
Other Assets and Liabilities
(0.97)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Everarc Holdings Ltd $ — $ 28,838 $ — $ 43,300
Principal Government Money Market Fund -
Institutional Class 0.11%
67,193 1,278,576 1,216,33 8 129,430
$ 67,193 $ 1,307,414 $ 1,216,33 8 $ 172,730
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Everarc Holdings Ltd $ — $ — $ — $ 14,46 1
Principal Government Money Market Fund -
Institutional Class 0.11% 124 — — —
$ 124 $ — $ — $ 14,46 1
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.55% Shares Held Value (000's)
Money Market Funds - 0.55%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
797,699 $ 798
TOTAL INVESTMENT COMPANIES $ 798
COMMON STOCKS - 99.17% Shares Held Value (000's)
Aerospace & Defense - 1.16%
L3Harris Technologies Inc 8,741 1,693
Apparel - 2.78%
Crocs Inc
(c)
86,420 2,096
Deckers Outdoor Corp
(c)
13,154 1,957
$ 4,053
Automobile Parts & Equipment - 1.26%
Visteon Corp
(c)
30,547 1,842
Banks - 1.77%
Pinnacle Financial Partners Inc 28,551 1,149
SVB Financial Group
(c)
7,434 1,436
$ 2,585
Biotechnology - 3.98%
ACADIA Pharmaceuticals Inc
(c)
28,318 1,368
Bio-Rad Laboratories Inc
(c)
6,800 2,993
Exact Sciences Corp
(c)
18,334 1,448
$ 5,809
Building Materials - 2.87%
Masco Corp 41,581 1,707
Owens Corning 57,222 2,481
$ 4,188
Commercial Services - 6.91%
CoStar Group Inc
(c)
3,605 2,337
Global Payments Inc 18,352 3,047
Square Inc
(c)
28,381 1,849
TransUnion 36,089 2,843
$ 10,076
Computers - 1.31%
Crowdstrike Holdings Inc
(c)
28,151 1,905
Diversified Financial Services - 0.49%
Tradeweb Markets Inc 13,747 717
Electronics - 3.38%
Keysight Technologies Inc
(c)
50,998 4,935
Food - 1.16%
Performance Food Group Co
(c)
57,817 1,697
Healthcare - Products - 10.71%
Inspire Medical Systems Inc
(c)
48,657 3,487
Insulet Corp
(c)
20,499 4,094
Penumbra Inc
(c)
8,238 1,461
Tandem Diabetes Care Inc
(c)
43,501 3,470
Teleflex Inc 9,267 3,108
$ 15,620
Healthcare - Services - 2.62%
Centene Corp
(c)
36,217 2,411
Molina Healthcare Inc
(c)
8,549 1,402
$ 3,813
Internet - 7.38%
MercadoLibre Inc
(c)
4,630 2,702
Okta Inc
(c)
9,963 1,507
Snap Inc Class A
(c)
197,499 3,478
Zendesk Inc
(c)
39,894 3,067
$ 10,754
Leisure Products & Services - 1.00%
Fox Factory Holding Corp
(c)
28,505 1,454
Machinery - Diversified - 1.09%
Westinghouse Air Brake Technologies Corp 28,124 1,587
Media - 1.56%
Altice USA Inc
(c)
87,803 2,280
Office & Business Equipment - 1.09%
Zebra Technologies Corp
(c)
6,948 1,596
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 5.49%
DexCom Inc
(c)
16,247 $ 5,446
Horizon Therapeutics Plc
(c)
71,086 2,562
$ 8,008
REITs - 1.09%
SBA Communications Corp 5,464 1,584
Retail - 5.97%
Burlington Stores Inc
(c)
11,708 2,139
Chipotle Mexican Grill Inc
(c)
2,717 2,387
Dollar General Corp 11,378 1,995
Lululemon Athletica Inc
(c)
9,748 2,178
$ 8,699
Semiconductors - 9.24%
Advanced Micro Devices Inc
(c)
52,791 2,766
Ambarella Inc
(c)
35,579 1,871
Lam Research Corp 5,747 1,467
Marvell Technology Group Ltd 106,865 2,857
Microchip Technology Inc 21,974 1,928
MKS Instruments Inc 25,724 2,578
$ 13,467
Software - 19.74%
Activision Blizzard Inc 40,861 2,604
DocuSign Inc
(c)
21,200 2,221
Fiserv Inc
(c)
40,524 4,176
Nuance Communications Inc
(c)
79,785 1,612
RingCentral Inc
(c)
18,964 4,334
Sea Ltd ADR
(c)
63,904 3,552
ServiceNow Inc
(c)
14,408 5,065
Synopsys Inc
(c)
21,171 3,326
Tyler Technologies Inc
(c)
5,908 1,894
$ 28,784
Telecommunications - 1.91%
Viavi Solutions Inc
(c)
230,994 2,790
Transportation - 3.21%
Kansas City Southern 18,914 2,469
Knight-Swift Transportation Holdings Inc 59,406 2,209
$ 4,678
TOTAL COMMON STOCKS $ 144,614
Total Investments $ 145,412
Other Assets and Liabilities -  0.28% 409
TOTAL NET ASSETS - 100.00% $ 145,821
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Technology 31.38%
Consumer, Non-cyclical 30.87%
Industrial 11.71%
Consumer, Cyclical 11.01%
Communications 10.85%
Financial 3.35%
Money Market Funds 0.55%
Other Assets and Liabilities
0.28%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 1,467 $ 52,973 $ 53,642 $ 798
$ 1,467 $ 52,973 $ 53,642 $ 798
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 15 $ — $ — $ —
$ 15 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
MidCap Growth Fund III
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.31% Shares Held Value (000's)
Money Market Funds - 3.27%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
2,386,563 $ 2,386
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(c)
30,577,713 30,578
$ 32,964
Principal Exchange-Traded Funds - 0.04%
Principal Healthcare Innovators Index ETF
( c)
3,988 152
Principal Shareholder Yield Index ETF
( c)
8,100 211
Principal Sustainable Momentum Index ETF
( c)
1,517 42
$ 405
TOTAL INVESTMENT COMPANIES $ 33,369
COMMON STOCKS - 97.01% Shares Held Value (000's)
Advertising - 0.07%
Interpublic Group of Cos Inc/The 1,907 32
Omnicom Group Inc 5,015 286
Trade Desk Inc/ The
( d)
1,162 340
$ 658
Aerospace & Defense - 2.18%
HEICO Corp 61,850 5,418
HEICO Corp - Class A 3,106 225
Hexcel Corp 58,919 2,037
L3Harris Technologies Inc 35,139 6,807
Mercury Systems Inc
( d)
78,017 6,956
Spirit AeroSystems Holdings Inc 4,120 91
TransDigm Group Inc 1,236 449
$ 21,983
Airlines - 0.03%
Alaska Air Group Inc 2,632 86
American Airlines Group Inc
( e)
1,783 21
JetBlue Airways Corp
( d)
2,279 22
United Airlines Holdings Inc
( d)
4,285 127
$ 256
Apparel - 0.04%
Capri Holdings Ltd
( d)
3,019 46
Carter's Inc 861 67
Columbia Sportswear Co 828 60
Hanesbrands Inc 11,277 112
Skechers USA Inc
( d)
2,085 59
Under Armour Inc - Class A
( d),(e)
5,240 55
Under Armour Inc - Class C
( d)
5,627 52
$ 451
Automobile Parts & Equipment - 0.35%
Allison Transmission Holdings Inc 4,663 169
Aptiv PLC 46,178 3,212
WABCO Holdings Inc
( d)
1,270 171
$ 3,552
Banks - 0.52%
CIT Group Inc 597 11
Comerica Inc 476 17
First Republic Bank/CA 913 95
Pinnacle Financial Partners Inc 122,725 4,940
Prosperity Bancshares Inc 374 22
Signature Bank/New York NY 1,047 112
SVB Financial Group
( d)
243 47
Synovus Financial Corp 646 14
Western Alliance Bancorp 591 21
$ 5,279
Beverages - 0.89%
Brown-Forman Corp - A Shares 1,680 95
Brown-Forman Corp - B Shares 4,759 296
Constellation Brands Inc 23,503 3,871
Monster Beverage Corp
( d)
76,993 4,759
$ 9,021
Biotechnology - 1.95%
Alnylam Pharmaceuticals Inc
( d)
3,405 448
BioMarin Pharmaceutical Inc
( d)
32,723 3,011
Corteva Inc 142,897 3,742
Exact Sciences Corp
( d)
43,887 3,467
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Exelixis Inc
( d)
4,636 $ 114
Guardant Health Inc
( d)
27,463 2,114
Incyte Corp
( d)
6,837 668
Ionis Pharmaceuticals Inc
( d)
4,862 270
Moderna Inc
( d)
7,596 349
Sage Therapeutics Inc
( d)
1,991 78
Seattle Genetics Inc
( d)
39,371 5,403
$ 19,664
Building Materials - 1.68%
Armstrong World Industries Inc 2,017 156
Eagle Materials Inc 1,314 80
Fortune Brands Home & Security Inc 98,667 4,755
Lennox International Inc 1,255 234
Martin Marietta Materials Inc 23,752 4,519
Trex Co Inc
( d)
69,590 6,626
Vulcan Materials Co 4,877 551
$ 16,921
Chemicals - 0.49%
Albemarle Corp 37,323 2,293
Axalta Coating Systems Ltd
( d)
2,415 48
CF Industries Holdings Inc 747 20
Element Solutions Inc
( d)
3,203 33
Huntsman Corp 135,836 2,283
NewMarket Corp 241 99
RPM International Inc 1,335 89
WR Grace & Co 2,172 103
$ 4,968
Commercial Services - 11.55%
Avalara Inc
( d)
1,937 173
Booz Allen Hamilton Holding Corp 6,901 507
Bright Horizons Family Solutions Inc
( d)
31,979 3,724
Cintas Corp 25,424 5,640
CoreLogic Inc/United States 920 35
CoStar Group Inc
( d)
1,068 692
Equifax Inc 3,021 420
Euronet Worldwide Inc
( d)
71,079 6,522
FleetCor Technologies Inc
( d)
20,344 4,908
Gartner Inc
( d)
4,323 514
Global Payments Inc 108,497 18,012
Grand Canyon Education Inc
( d)
52,747 4,537
H&R Block Inc 1,475 25
IHS Markit Ltd 108,114 7,276
MarketAxess Holdings Inc 39,952 18,179
Moody's Corp 26,238 6,399
Morningstar Inc 18,405 2,870
Nielsen Holdings PLC 2,481 36
Paylocity Holding Corp
( d)
1,464 168
Quanta Services Inc 1,591 58
Ritchie Bros Auctioneers Inc 109,507 4,719
Robert Half International Inc 4,664 220
Sabre Corp 5,778 42
Service Corp International/US 1,893 70
ServiceMaster Global Holdings Inc
( d)
1,037 35
Square Inc
( d)
10,188 664
TransUnion 220,797 17,397
United Rentals Inc
( d)
28,327 3,640
Verisk Analytics Inc 58,402 8,926
WEX Inc
( d)
1,814 240
$ 116,648
Computers - 2.36%
Crowdstrike Holdings Inc
( d)
91,541 6,194
EPAM Systems Inc
( d)
52,337 11,561
Fortinet Inc
( d)
6,503 701
Genpact Ltd 7,996 275
NCR Corp
( d)
4,946 102
NetApp Inc 11,335 496
Perspecta Inc 192,966 4,162
Pure Storage Inc
( d)
8,988 129

Schedule of Investments
MidCap Growth Fund III
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Zscaler Inc
( d)
2,742 $ 184
$ 23,804
Consumer Products - 0.16%
Avery Dennison Corp 3,323 367
Church & Dwight Co Inc 9,673 677
Clorox Co/The 3,042 567
$ 1,611
Distribution & Wholesale - 4.09%
Copart Inc
( d)
90,811 7,275
Fastenal Co 171,798 6,222
IAA Inc
( d)
90,785 3,504
KAR Auction Services Inc 5,870 88
LKQ Corp
( d)
2,165 57
Pool Corp 85,883 18,178
WW Grainger Inc 21,783 6,003
$ 41,327
Diversified Financial Services - 0.43%
Air Lease Corp 809 21
Alliance Data Systems Corp 478 24
Ameriprise Financial Inc 850 98
Cboe Global Markets Inc 1,098 109
Credit Acceptance Corp
( d),(e)
358 112
Discover Financial Services 4,685 201
Evercore Inc - Class A 678 35
Interactive Brokers Group Inc - A Shares 888 36
Lazard Ltd 1,787 49
LendingTree Inc
( d),(e)
294 73
LPL Financial Holdings Inc 45,629 2,747
Raymond James Financial Inc 1,342 89
SEI Investments Co 2,392 122
Synchrony Financial 7,724 153
T Rowe Price Group Inc 2,608 302
Virtu Financial Inc 782 18
Western Union Co/The 9,252 177
$ 4,366
Electrical Components & Equipment - 0.72%
Acuity Brands Inc 559 48
AMETEK Inc 7,845 658
Generac Holdings Inc
( d)
64,461 6,281
Universal Display Corp 1,622 244
$ 7,231
Electronics - 2.91%
Agilent Technologies Inc 884 68
Allegion plc 3,383 340
Amphenol Corp 11,913 1,051
Coherent Inc
( d)
30,511 3,901
FLIR Systems Inc 71,102 3,086
Fortive Corp 3,570 229
Hubbell Inc 1,270 158
Jabil Inc 1,297 37
Keysight Technologies Inc
( d)
153,778 14,881
Mettler-Toledo International Inc
( d)
704 507
National Instruments Corp 283 11
PerkinElmer Inc 1,694 153
Sensata Technologies Holding PLC
( d)
3,028 110
Trimble Inc
( d)
126,186 4,370
Waters Corp
( d)
1,903 356
Woodward Inc 1,935 117
$ 29,375
Entertainment - 0.53%
Lions Gate Entertainment Corp - A shares
( d),(e)
192,255 1,373
Live Nation Entertainment Inc
( d)
5,002 224
Six Flags Entertainment Corp 736 15
Vail Resorts Inc 21,797 3,727
$ 5,339
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 1.00%
Republic Services Inc 386 $ 30
Waste Connections Inc 116,999 10,052
$ 10,082
Food - 1.03%
Campbell Soup Co 4,376 219
Hershey Co/The 5,133 680
Kellogg Co 4,238 278
Lamb Weston Holdings Inc 138,585 8,503
McCormick & Co Inc/MD 3,241 508
Pilgrim's Pride Corp
( d)
889 20
Post Holdings Inc
( d)
1,176 108
Sprouts Farmers Market Inc
( d)
2,335 48
TreeHouse Foods Inc
( d)
422 22
$ 10,386
Hand & Machine Tools - 0.02%
Lincoln Electric Holdings Inc 2,241 180
Healthcare - Products - 6.32%
ABIOMED Inc
( d)
1,729 331
Align Technology Inc
( d)
47,006 10,099
Avantor Inc
( d)
9,301 156
Bio-Techne Corp 1,478 333
Bruker Corp 4,174 164
Cantel Medical Corp 1,320 49
Cooper Cos Inc/The 30,730 8,810
Envista Holdings Corp
( d)
4,636 90
Henry Schein Inc
( d)
2,313 126
Hill-Rom Holdings Inc 1,466 165
Hologic Inc
( d)
10,090 506
ICU Medical Inc
( d)
250 55
IDEXX Laboratories Inc
( d)
51,203 14,214
Insulet Corp
( d)
68,432 13,667
Masimo Corp
( d)
27,306 5,841
Penumbra Inc
( d)
1,228 218
ResMed Inc 4,207 653
STERIS PLC 740 105
Teleflex Inc 14,809 4,967
Varian Medical Systems Inc
( d)
3,956 453
West Pharmaceutical Services Inc 14,843 2,809
$ 63,811
Healthcare - Services - 2.85%
Centene Corp
( d)
111,793 7,443
Charles River Laboratories International Inc
( d)
1,943 281
Chemed Corp 8,842 3,683
Encompass Health Corp 2,131 141
ICON PLC
( d)
62,496 10,029
IQVIA Holdings Inc
( d)
32,146 4,584
Laboratory Corp of America Holdings
( d)
828 136
Molina Healthcare Inc
( d)
2,416 396
Teladoc Health Inc
( d)
12,606 2,075
$ 28,768
Home Builders - 1.01%
DR Horton Inc 121,300 5,728
Lennar Corp - A Shares 79,477 3,979
Lennar Corp - B Shares 491 19
NVR Inc
( d)
156 484
$ 10,210
Home Furnishings - 0.61%
Dolby Laboratories Inc 100,738 6,048
Tempur Sealy International Inc
( d)
1,889 101
$ 6,149
Housewares - 0.05%
Scotts Miracle-Gro Co/The 1,500 186
Toro Co/The 4,192 268
$ 454
Insurance - 0.74%
Alleghany Corp 88 47
Arch Capital Group Ltd
( d)
2,633 63
Arthur J Gallagher & Co 87,547 6,873

Schedule of Investments
MidCap Growth Fund III
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Athene Holding Ltd
( d)
2,378 $ 64
Axis Capital Holdings Ltd 381 14
Brown & Brown Inc 578 21
Everest Re Group Ltd 554 96
Kemper Corp 509 34
Markel Corp
( d)
60 52
Primerica Inc 1,217 127
RenaissanceRe Holdings Ltd 674 98
Voya Financial Inc 518 23
$ 7,512
Internet - 4.07%
Anaplan Inc
( d)
3,406 139
CDW Corp/DE 101,101 11,202
E*TRADE Financial Corp 2,003 81
Etsy Inc
( d)
4,534 294
Expedia Group Inc 5,863 416
F5 Networks Inc
( d)
2,156 300
FireEye Inc
( d)
8,630 99
GoDaddy Inc
( d)
5,102 354
IAC/ interactivecorp
( d)
1,797 402
Match Group Inc
( d),(e)
2,173 167
Okta Inc
( d)
3,104 470
Palo Alto Networks Inc
( d)
2,808 552
Pinterest Inc
( d)
200,822 4,149
Proofpoint Inc
( d)
2,227 271
Roku Inc
( d)
2,528 307
Shopify Inc
( d)
7,639 4,830
Spotify Technology SA
( d)
3,850 584
TripAdvisor Inc 3,806 76
Twitter Inc
( d)
213,545 6,125
VeriSign Inc
( d)
23,182 4,856
Wayfair Inc
( d)
2,432 302
Zendesk Inc
( d)
66,447 5,108
$ 41,084
Leisure Products & Services - 0.57%
Norwegian Cruise Line Holdings Ltd
( d)
2,164 36
Peloton Interactive Inc
( d)
100,517 3,166
Planet Fitness Inc
( d)
40,274 2,430
Polaris Inc 2,092 148
$ 5,780
Lodging - 0.63%
Caesars Entertainment Corp
( d)
523,785 5,060
Choice Hotels International Inc 624 47
Hilton Grand Vacations Inc
( d)
838 17
Hilton Worldwide Holdings Inc 11,337 858
MGM Resorts International 2,198 37
Wyndham Hotels & Resorts Inc 1,338 51
Wynn Resorts Ltd 3,137 268
$ 6,338
Machinery - Construction & Mining - 0.01%
BWX Technologies Inc 2,835 150
Machinery - Diversified - 4.01%
Cognex Corp 134,677 7,439
Dover Corp 3,469 325
Flowserve Corp 1,795 51
Graco Inc 151,291 6,756
IDEX Corp 52,765 8,107
Ingersoll Rand Inc
( d)
168,044 4,887
Middleby Corp/ The
( d)
2,415 134
Nordson Corp 2,619 421
Rockwell Automation Inc 43,074 8,162
Westinghouse Air Brake Technologies Corp 67,209 3,792
Xylem Inc/NY 5,308 382
$ 40,456
Media - 1.85%
Altice USA Inc
( d)
11,614 302
AMC Networks Inc
( d)
1,913 46
Cable One Inc 6,457 12,351
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
FactSet Research Systems Inc 1,118 $ 307
Fox Corp - A Shares 2,896 75
Fox Corp - B Shares 958 24
New York Times Co/The 1,262 41
Nexstar Media Group Inc 1,438 101
Sinclair Broadcast Group Inc 2,571 45
Sirius XM Holdings Inc
( e)
861,444 5,091
ViacomCBS Inc - Class A
( e)
617 12
ViacomCBS Inc - Class B 13,876 240
$ 18,635
Mining - 0.01%
Royal Gold Inc 787 96
Miscellaneous Manufacturers - 1.15%
AO Smith Corp 138,859 5,885
AptarGroup Inc 41,822 4,478
Carlisle Cos Inc 1,943 235
Donaldson Co Inc 5,060 222
Trane Technologies PLC 9,088 794
$ 11,614
Office & Business Equipment - 0.06%
Zebra Technologies Corp
( d)
2,423 556
Oil & Gas - 0.24%
Cabot Oil & Gas Corp 11,073 240
Diamondback Energy Inc 43,042 1,874
Parsley Energy Inc 7,132 67
Pioneer Natural Resources Co 3,172 283
$ 2,464
Oil & Gas Services - 0.35%
Baker Hughes Co 156,929 2,189
National Oilwell Varco Inc 107,406 1,358
$ 3,547
Packaging & Containers - 0.48%
Ball Corp 69,260 4,543
Berry Global Group Inc
( d)
1,923 77
Crown Holdings Inc
( d)
3,540 228
Sealed Air Corp 468 13
$ 4,861
Pharmaceuticals - 3.46%
Agios Pharmaceuticals Inc
( d)
235 10
AmerisourceBergen Corp 6,622 594
DexCom Inc
( d)
61,566 20,637
Herbalife Nutrition Ltd
( d)
687 25
Horizon Therapeutics Plc
( d)
1,335 48
Jazz Pharmaceuticals PLC
( d)
41,895 4,619
McKesson Corp 1,283 181
Neurocrine Biosciences Inc
( d)
3,471 340
PRA Health Sciences Inc
( d)
2,567 248
Sarepta Therapeutics Inc
( d)
32,380 3,817
Zoetis Inc 34,010 4,398
$ 34,917
Pipelines - 0.03%
Cheniere Energy Inc
( d)
3,929 184
ONEOK Inc 3,890 116
$ 300
Real Estate - 0.02%
CBRE Group Inc
( d)
4,693 202
Howard Hughes Corp/ The
( d)
431 23
Jones Lang LaSalle Inc 199 21
$ 246
REITs - 1.51%
American Homes 4 Rent 4,187 101
Americold Realty Trust 7,272 223
Brookfield Property REIT Inc 2,268 22
Colony Capital Inc 902 2
CoreSite Realty Corp 1,110 135
Equity LifeStyle Properties Inc 6,582 397
Extra Space Storage Inc 3,865 341
Iron Mountain Inc 1,155 28

Schedule of Investments
MidCap Growth Fund III
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Lamar Advertising Co 3,232 $ 186
Outfront Media Inc 764 12
SBA Communications Corp 46,993 13,624
Sun Communities Inc 826 111
UDR Inc 529 20
$ 15,202
Retail - 9.26%
Advance Auto Parts Inc 691 84
AutoZone Inc
( d)
6,039 6,162
Best Buy Co Inc 3,383 260
Burlington Stores Inc
( d)
92,177 16,840
CarMax Inc
( d)
4,133 304
Carvana Co
( d),(e)
1,747 140
Casey's General Stores Inc 391 59
Chipotle Mexican Grill Inc
( d)
21,679 19,046
Darden Restaurants Inc 6,113 451
Dollar General Corp 57,108 10,011
Dollar Tree Inc
( d)
45,250 3,605
Domino's Pizza Inc 1,213 439
Dunkin' Brands Group Inc 3,030 190
Five Below Inc
( d)
73,593 6,635
Floor & Decor Holdings Inc
( d)
2,663 113
L Brands Inc 1,790 21
Lululemon Athletica Inc
( d)
34,483 7,707
Nordstrom Inc 4,541 85
Ollie's Bargain Outlet Holdings Inc
( d),(e)
116,478 7,910
O'Reilly Automotive Inc
( d)
30,498 11,783
Tractor Supply Co 5,230 531
Ulta Beauty Inc
( d)
2,415 526
Wendy's Co/The 7,425 147
Williams-Sonoma Inc 765 47
Yum China Holdings Inc 8,660 420
$ 93,516
Semiconductors - 5.64%
Advanced Micro Devices Inc
( d)
212,748 11,146
Entegris Inc 5,124 278
IPG Photonics Corp
( d)
33,569 4,342
KLA Corp 6,465 1,061
Lam Research Corp 5,187 1,324
Marvell Technology Group Ltd 143,948 3,849
Maxim Integrated Products Inc 88,420 4,862
Microchip Technology Inc 172,878 15,166
Monolithic Power Systems Inc 53,754 10,746
Skyworks Solutions Inc 1,340 139
Teradyne Inc 7,756 485
Xilinx Inc 41,061 3,588
$ 56,986
Shipbuilding - 0.03%
Huntington Ingalls Industries Inc 1,481 283
Software - 17.81%
Akamai Technologies Inc
( d)
6,645 649
Alteryx Inc
( d)
52,085 5,895
ANSYS Inc
( d)
2,477 649
Aspen Technology Inc
( d)
60,680 6,204
Atlassian Corp PLC
( d)
3,549 552
Black Knight Inc
( d)
7,233 511
Broadridge Financial Solutions Inc 47,100 5,464
Cadence Design Systems Inc
( d)
12,119 983
CDK Global Inc 5,324 209
Ceridian HCM Holding Inc
( d)
3,135 185
Cerner Corp 43,802 3,039
Change Healthcare Inc
( d)
5,347 62
Citrix Systems Inc 26,180 3,797
Coupa Software Inc
( d)
1,887 332
DocuSign Inc
( d)
27,074 2,836
Dropbox Inc - A Shares
( d)
8,964 188
Dynatrace Inc
( d)
4,275 128
Elastic NV
( d)
49,289 3,161
Fair Isaac Corp
( d)
12,122 4,278
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Fidelity National Information Services Inc 40,103 $ 5,289
Fiserv Inc
( d)
93,971 9,684
Guidewire Software Inc
( d)
3,256 296
HubSpot Inc
( d)
1,591 268
Jack Henry & Associates Inc 33,432 5,468
Manhattan Associates Inc
( d)
2,876 204
Medallia Inc
( d)
2,307 50
MongoDB Inc
( d)
1,632 265
MSCI Inc 26,466 8,654
Paychex Inc 9,518 652
Paycom Software Inc
( d)
20,935 5,464
Pegasystems Inc 1,629 136
PTC Inc
( d)
104,217 7,217
RealPage Inc
( d)
130,268 8,401
RingCentral Inc
( d)
41,147 9,404
ServiceNow Inc
( d)
5,216 1,834
Smartsheet Inc
( d)
3,410 180
SolarWinds Corp
( d)
1,504 26
Splunk Inc
( d)
66,043 9,270
SS&C Technologies Holdings Inc 9,940 548
Synopsys Inc
( d)
142,154 22,335
Take-Two Interactive Software Inc
( d)
87,379 10,577
Teradata Corp
( d)
4,875 120
Twilio Inc
( d)
3,631 408
Tyler Technologies Inc
( d)
55,033 17,649
Veeva Systems Inc
( d)
68,119 12,997
Workday Inc
( d)
21,131 3,252
Zynga Inc
( d)
8,226 62
$ 179,832
Telecommunications - 0.16%
Arista Networks Inc
( d)
1,758 386
Corning Inc 13,603 299
Motorola Solutions Inc 5,307 763
Switch Inc 3,852 66
Ubiquiti Inc 331 54
$ 1,568
Toys, Games & Hobbies - 0.05%
Hasbro Inc 6,019 435
Mattel Inc
( d)
9,509 83
$ 518
Transportation - 1.03%
CH Robinson Worldwide Inc 3,087 219
Expeditors International of Washington Inc 5,389 386
JB Hunt Transport Services Inc 41,909 4,238
Landstar System Inc 1,456 150
Old Dominion Freight Line Inc 36,323 5,278
XPO Logistics Inc
( d)
2,252 150
$ 10,421
TOTAL COMMON STOCKS $ 979,376
Total Investments $ 1,012,745
Other Assets and Liabilities -  (0.32)% (3,220)
TOTAL NET ASSETS - 100.00% $ 1,009,525
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,386 or
0.24% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
MidCap Growth Fund III
April 30, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 28.21%
Technology 25.87%
Consumer, Cyclical 17.22%
Industrial 15.22%
Communications 6.15%
Money Market Funds 3.27%
Financial 3.22%
Energy 0.62%
Basic Materials 0.50%
Domestic Equity Funds 0.04%
Other Assets and Liabilities
(0.32)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 19,809 $ 372,970 $ 362,201 $ 30,578
Principal Healthcare Innovators Index ETF 171 — 44 152
Principal Shareholder Yield Index ETF 306 — 44 211
Principal Sustainable Momentum Index ETF 56 — 14 42
$ 20,342 $ 372,970 $ 362,303 $ 30,983
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 145 $ — $ — $ —
Principal Healthcare Innovators Index ETF — 4 — 21
Principal Shareholder Yield Index ETF 3 3 — (54)
Principal Sustainable Momentum Index ETF — 1 — (1)
$ 148 $ 8 $ — $ (34)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini ; June 2020 Long 42 $ 6,893 $ 837
Total $ 837
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.95% Shares Held Value (000's)
Exchange-Traded Funds - 0.14%
iShares Core S&P Mid-Cap ETF 8,100 $ 1,330
Money Market Funds - 2.81%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
9,317,808 9,318
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(c)
17,714,360 17,714
$ 27,032
TOTAL INVESTMENT COMPANIES $ 28,362
COMMON STOCKS - 98.37% Shares Held Value (000's)
Aerospace & Defense - 1.13%
Mercury Systems Inc
(d)
35,913 3,202
Teledyne Technologies Inc
(d)
23,586 7,681
$ 10,883
Agriculture - 0.23%
Darling Ingredients Inc
(d)
105,866 2,180
Airlines - 0.19%
JetBlue Airways Corp
(d)
186,690 1,818
Apparel - 0.91%
Carter's Inc 28,551 2,233
Columbia Sportswear Co 18,777 1,368
Deckers Outdoor Corp
(d)
18,095 2,692
Skechers USA Inc
(d)
86,596 2,440
$ 8,733
Automobile Parts & Equipment - 0.84%
Adient PLC
(d)
56,292 843
Dana Inc 93,070 1,071
Delphi Technologies PLC
(d)
55,660 556
Goodyear Tire & Rubber Co/The 150,391 1,078
Lear Corp 35,587 3,475
Visteon Corp
(d)
18,081 1,090
$ 8,113
Banks - 6.05%
Associated Banc-Corp 103,041 1,457
BancorpSouth Bank 62,049 1,358
Bank of Hawaii Corp 26,044 1,776
Bank OZK 78,172 1,768
Cathay General Bancorp 48,965 1,367
CIT Group Inc 61,157 1,161
Commerce Bancshares Inc/MO 67,064 4,104
Cullen/Frost Bankers Inc 36,816 2,646
East West Bancorp Inc 94,169 3,303
First Financial Bankshares Inc 87,845 2,446
First Horizon National Corp 201,230 1,827
FNB Corp/PA 210,118 1,700
Fulton Financial Corp 106,133 1,241
Hancock Whitney Corp 56,398 1,179
Home BancShares Inc/AR 100,336 1,538
International Bancshares Corp 37,101 1,076
PacWest Bancorp 77,489 1,568
Pinnacle Financial Partners Inc 46,538 1,873
Prosperity Bancshares Inc 61,046 3,658
Signature Bank/New York NY 34,919 3,743
Synovus Financial Corp 94,763 1,991
TCF Financial Corp 99,201 2,945
Texas Capital Bancshares Inc
(d)
32,541 904
Trustmark Corp 41,554 1,106
UMB Financial Corp 27,936 1,420
Umpqua Holdings Corp 142,407 1,784
United Bankshares Inc/WV 65,655 1,967
Valley National Bancorp 253,292 2,118
Webster Financial Corp 59,511 1,681
Wintrust Financial Corp 36,906 1,546
$ 58,251
Beverages - 0.29%
Boston Beer Co Inc/The
(d)
5,960 2,780
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 2.03%
Arrowhead Pharmaceuticals Inc
(d)
64,733 $ 2,229
Bio-Rad Laboratories Inc
(d)
13,975 6,150
Exelixis Inc
(d)
196,486 4,852
Ligand Pharmaceuticals Inc
(d),(e)
10,675 1,052
Nektar Therapeutics
(d)
113,764 2,184
United Therapeutics Corp
(d)
28,373 3,109
$ 19,576
Building Materials - 1.76%
Eagle Materials Inc 26,921 1,643
Lennox International Inc 22,675 4,233
Louisiana-Pacific Corp 75,954 1,519
MDU Resources Group Inc 129,580 2,910
Owens Corning 70,348 3,050
Trex Co Inc
(d)
37,721 3,592
$ 16,947
Chemicals - 2.18%
Ashland Global Holdings Inc 38,945 2,402
Cabot Corp 36,845 1,249
Chemours Co/The 105,729 1,240
Ingevity Corp
(d)
27,045 1,404
Minerals Technologies Inc 22,539 993
NewMarket Corp 4,775 1,965
Olin Corp 103,256 1,378
PolyOne Corp 58,345 1,359
RPM International Inc 83,858 5,569
Sensient Technologies Corp 27,364 1,308
Valvoline Inc 121,828 2,094
$ 20,961
Commercial Services - 3.84%
Aaron's Inc 43,423 1,386
Adtalem Global Education Inc
(d)
34,918 1,109
ASGN Inc
(d)
34,142 1,586
Avis Budget Group Inc
(d),(e)
36,758 606
Brink's Co/The 32,347 1,654
CoreLogic Inc/United States 51,421 1,976
Deluxe Corp 27,226 767
FTI Consulting Inc
(d)
24,335 3,099
Graham Holdings Co 2,814 1,097
Grand Canyon Education Inc
(d)
31,184 2,682
HealthEquity Inc
(d)
45,832 2,579
Insperity Inc 24,314 1,160
LiveRamp Holdings Inc
(d)
43,774 1,657
ManpowerGroup Inc 38,128 2,831
Paylocity Holding Corp
(d)
23,184 2,655
Sabre Corp 177,111 1,288
Service Corp International/US 118,199 4,343
WEX Inc
(d)
27,996 3,704
WW International Inc
(d)
30,037 766
$ 36,945
Computers - 1.89%
CACI International Inc
(d)
16,194 4,051
Lumentum Holdings Inc
(d)
49,921 4,039
MAXIMUS Inc 41,371 2,785
NCR Corp
(d)
82,513 1,693
NetScout Systems Inc
(d)
42,587 1,128
Perspecta Inc 88,920 1,918
Science Applications International Corp 31,727 2,591
$ 18,205
Consumer Products - 0.28%
Helen of Troy Ltd
(d)
16,274 2,673
Cosmetics & Personal Care - 0.10%
Edgewell Personal Care Co
(d)
35,051 968
Distribution & Wholesale - 1.09%
KAR Auction Services Inc 83,273 1,248
Pool Corp 25,892 5,480
Resideo Technologies Inc
(d)
79,420 407
Watsco Inc 21,114 3,399
$ 10,534

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 2.77%
Affiliated Managers Group Inc 31,862 $ 2,229
Eaton Vance Corp 73,165 2,685
Evercore Inc - Class A 25,276 1,304
Federated Hermes Inc 62,126 1,415
Interactive Brokers Group Inc - A Shares 49,628 2,035
Janus Henderson Group PLC 100,631 1,801
Jefferies Financial Group Inc 154,738 2,123
Legg Mason Inc 52,764 2,629
LendingTree Inc
(d),(e)
4,960 1,237
Navient Corp 110,030 838
SEI Investments Co 81,616 4,159
SLM Corp 273,004 2,277
Stifel Financial Corp 44,215 1,958
$ 26,690
Electric - 1.89%
ALLETE Inc 33,411 1,923
Black Hills Corp 39,739 2,462
Hawaiian Electric Industries Inc 70,467 2,781
IDACORP Inc 32,591 2,991
NorthWestern Corp 32,620 1,882
OGE Energy Corp 129,447 4,080
PNM Resources Inc 51,507 2,086
$ 18,205
Electrical Components & Equipment - 1.73%
Acuity Brands Inc 25,625 2,219
Belden Inc 24,986 854
Energizer Holdings Inc 41,602 1,621
EnerSys 27,343 1,597
Generac Holdings Inc
(d)
40,443 3,941
Littelfuse Inc 15,754 2,288
Universal Display Corp 27,419 4,116
$ 16,636
Electronics - 4.12%
Arrow Electronics Inc
(d)
52,670 3,314
Avnet Inc 65,289 1,960
Coherent Inc
(d)
15,621 1,998
Gentex Corp 163,589 3,965
Hubbell Inc 35,172 4,376
II-VI Inc
(d)
56,397 1,941
Jabil Inc 89,832 2,555
National Instruments Corp 76,274 2,930
nVent Electric PLC 100,631 1,877
SYNNEX Corp 26,426 2,314
Tech Data Corp
(d)
22,907 3,222
Trimble Inc
(d)
161,109 5,579
Vishay Intertechnology Inc 85,583 1,420
Woodward Inc 36,464 2,208
$ 39,659
Energy - Alternate Sources - 0.84%
Enphase Energy Inc
(d)
51,441 2,409
First Solar Inc
(d)
49,075 2,160
SolarEdge Technologies Inc
(d)
31,434 3,507
$ 8,076
Engineering & Construction - 1.14%
AECOM
(d)
101,581 3,683
Dycom Industries Inc
(d)
20,383 664
EMCOR Group Inc 36,311 2,307
Fluor Corp 90,645 1,061
KBR Inc 91,639 1,857
MasTec Inc
(d)
38,993 1,400
$ 10,972
Entertainment - 0.93%
Churchill Downs Inc 22,928 2,298
Cinemark Holdings Inc 68,936 984
Eldorado Resorts Inc
(d),(e)
42,244 906
Marriott Vacations Worldwide Corp 24,200 2,009
Penn National Gaming Inc
(d)
70,457 1,255
Scientific Games Corp
(d)
34,974 441
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Six Flags Entertainment Corp 50,831 $ 1,017
$ 8,910
Environmental Control - 0.76%
Clean Harbors Inc
(d)
33,202 1,774
Stericycle Inc
(d)
58,926 2,876
Tetra Tech Inc 35,300 2,657
$ 7,307
Food - 2.04%
Flowers Foods Inc 124,467 2,773
Hain Celestial Group Inc/The
(d)
51,950 1,342
Ingredion Inc 43,172 3,506
Lancaster Colony Corp 12,799 1,723
Pilgrim's Pride Corp
(d)
33,889 746
Post Holdings Inc
(d)
42,981 3,948
Sanderson Farms Inc 12,750 1,736
Sprouts Farmers Market Inc
(d)
76,397 1,587
Tootsie Roll Industries Inc
(e)
11,184 393
TreeHouse Foods Inc
(d)
36,349 1,880
$ 19,634
Food Service - 0.13%
Healthcare Services Group Inc 47,929 1,222
Forest Products & Paper - 0.09%
Domtar Corp 37,035 865
Gas - 1.69%
National Fuel Gas Co 55,821 2,289
New Jersey Resources Corp 61,759 2,086
ONE Gas Inc 34,099 2,718
Southwest Gas Holdings Inc 35,322 2,677
Spire Inc 32,964 2,405
UGI Corp 135,160 4,079
$ 16,254
Hand & Machine Tools - 1.08%
Colfax Corp
(d)
54,065 1,394
Kennametal Inc 53,580 1,372
Lincoln Electric Holdings Inc 39,543 3,184
MSA Safety Inc 23,049 2,594
Regal Beloit Corp 26,476 1,880
$ 10,424
Healthcare - Products - 5.32%
Avanos Medical Inc
(d)
30,992 962
Bio-Techne Corp 24,648 5,546
Cantel Medical Corp 24,229 896
Globus Medical Inc
(d)
49,774 2,362
Haemonetics Corp
(d)
32,776 3,729
Hill-Rom Holdings Inc 43,173 4,857
ICU Medical Inc
(d)
12,433 2,727
Integra LifeSciences Holdings Corp
(d)
46,083 2,353
LivaNova PLC
(d)
31,296 1,662
Masimo Corp
(d)
31,726 6,787
NuVasive Inc
(d)
33,672 2,050
Patterson Cos Inc 55,708 1,018
Penumbra Inc
(d)
20,773 3,683
Repligen Corp
(d)
30,294 3,519
West Pharmaceutical Services Inc 47,848 9,056
$ 51,207
Healthcare - Services - 4.03%
Acadia Healthcare Co Inc
(d)
57,275 1,375
Amedisys Inc
(d)
20,860 3,842
Catalent Inc
(d)
100,045 6,918
Charles River Laboratories International Inc
(d)
31,585 4,569
Chemed Corp 10,354 4,313
Encompass Health Corp 63,759 4,224
LHC Group Inc
(d)
19,223 2,499
MEDNAX Inc
(d)
54,509 791
Molina Healthcare Inc
(d)
40,548 6,649
Syneos Health Inc
(d)
40,270 2,247
Tenet Healthcare Corp
(d)
67,183 1,356
$ 38,783

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0.83%
KB Home 55,396 $ 1,453
Taylor Morrison Home Corp
(d)
85,439 1,243
Thor Industries Inc 35,694 2,363
Toll Brothers Inc 78,088 1,876
TRI Pointe Group Inc
(d)
90,039 1,034
$ 7,969
Home Furnishings - 0.16%
Tempur Sealy International Inc
(d)
29,380 1,579
Housewares - 0.79%
Scotts Miracle-Gro Co/The 25,622 3,178
Toro Co/The 68,933 4,398
$ 7,576
Insurance - 4.70%
Alleghany Corp 9,310 4,969
American Financial Group Inc/OH 48,401 3,206
Brighthouse Financial Inc
(d)
70,657 1,817
Brown & Brown Inc 151,223 5,431
CNO Financial Group Inc 97,738 1,374
First American Financial Corp 72,642 3,350
Genworth Financial Inc 325,477 1,182
Hanover Insurance Group Inc/The 25,477 2,557
Kemper Corp 40,511 2,723
Mercury General Corp 17,538 718
Old Republic International Corp 184,529 2,943
Primerica Inc 26,751 2,780
Reinsurance Group of America Inc 40,489 4,238
RenaissanceRe Holdings Ltd 28,559 4,170
RLI Corp 25,804 1,879
Selective Insurance Group Inc 38,413 1,926
$ 45,263
Internet - 1.05%
Etsy Inc
(d)
76,621 4,971
Grubhub Inc
(d)
59,136 2,826
TripAdvisor Inc 67,944 1,357
Yelp Inc
(d)
41,310 923
$ 10,077
Iron & Steel - 1.10%
Allegheny Technologies Inc
(d)
81,533 612
Carpenter Technology Corp 30,858 684
Commercial Metals Co 76,726 1,223
Reliance Steel & Aluminum Co 43,106 3,861
Steel Dynamics Inc 139,326 3,382
United States Steel Corp
(e)
109,957 845
$ 10,607
Leisure Products & Services - 0.54%
Brunswick Corp/DE 52,750 2,517
Polaris Inc 37,186 2,638
$ 5,155
Lodging - 1.01%
Boyd Gaming Corp 51,758 864
Caesars Entertainment Corp
(d)
360,928 3,486
Choice Hotels International Inc 20,541 1,542
Wyndham Destinations Inc 58,656 1,500
Wyndham Hotels & Resorts Inc 61,541 2,321
$ 9,713
Machinery - Construction & Mining - 0.38%
Oshkosh Corp 44,009 2,972
Terex Corp 42,415 644
$ 3,616
Machinery - Diversified - 2.40%
AGCO Corp 40,535 2,142
Cognex Corp 110,512 6,105
Crane Co 32,967 1,795
Curtiss-Wright Corp 27,608 2,861
Graco Inc 107,851 4,817
Nordson Corp 33,087 5,324
$ 23,044
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 2.14%
AMC Networks Inc
(d)
28,501 $ 680
Cable One Inc 3,252 6,221
FactSet Research Systems Inc 24,542 6,749
John Wiley & Sons Inc 28,289 1,062
New York Times Co/The 92,960 3,023
TEGNA Inc 140,263 1,503
World Wrestling Entertainment Inc 30,687 1,365
$ 20,603
Metal Fabrication & Hardware - 0.41%
Timken Co/The 43,839 1,648
Valmont Industries Inc 13,921 1,632
Worthington Industries Inc 23,867 631
$ 3,911
Mining - 0.65%
Compass Minerals International Inc 21,908 1,077
Royal Gold Inc 42,415 5,197
$ 6,274
Miscellaneous Manufacturers - 2.02%
AptarGroup Inc 41,341 4,427
Axon Enterprise Inc
(d)
38,374 2,790
Carlisle Cos Inc 36,648 4,433
Donaldson Co Inc 81,842 3,587
ITT Inc 56,712 2,990
Trinity Industries Inc 63,469 1,224
$ 19,451
Office Furnishings - 0.16%
Herman Miller Inc 38,192 861
HNI Corp 27,692 674
$ 1,535
Oil & Gas - 1.28%
Cimarex Energy Co 65,714 1,670
CNX Resources Corp
(d)
120,659 1,279
EQT Corp 165,315 2,412
Matador Resources Co
(d),(e)
70,902 499
Murphy Oil Corp
(e)
96,593 1,146
Murphy USA Inc
(d)
18,700 1,997
Patterson-UTI Energy Inc 125,805 464
PBF Energy Inc 65,871 751
Transocean Ltd
(d)
371,933 476
WPX Energy Inc
(d)
269,497 1,652
$ 12,346
Oil & Gas Services - 0.09%
Apergy Corp
(d)
50,089 461
NOW Inc
(d)
70,357 434
$ 895
Packaging & Containers - 0.65%
Greif Inc - Class A 16,977 575
O-I Glass Inc 100,640 829
Silgan Holdings Inc 50,138 1,730
Sonoco Products Co 64,729 3,162
$ 6,296
Pharmaceuticals - 0.55%
PRA Health Sciences Inc
(d)
40,902 3,947
Prestige Consumer Healthcare Inc
(d)
32,481 1,322
$ 5,269
Pipelines - 0.21%
Antero Midstream Corp
(e)
192,073 912
Equitrans Midstream Corp
(e)
131,789 1,105
$ 2,017
Real Estate - 0.37%
Jones Lang LaSalle Inc 33,328 3,519
REITs - 8.86%
American Campus Communities Inc 88,855 3,136
Brixmor Property Group Inc 192,607 2,205
Camden Property Trust 62,619 5,515
CoreCivic Inc 77,012 1,010
CoreSite Realty Corp 24,370 2,953
Corporate Office Properties Trust 72,463 1,915

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Cousins Properties Inc 94,906 $ 2,863
CyrusOne Inc 73,201 5,135
Diversified Healthcare Trust 153,843 478
Douglas Emmett Inc 106,588 3,250
EastGroup Properties Inc 24,839 2,633
EPR Properties 50,734 1,493
First Industrial Realty Trust Inc 82,093 3,101
GEO Group Inc/The 78,422 994
Healthcare Realty Trust Inc 86,482 2,542
Highwoods Properties Inc 67,084 2,604
JBG SMITH Properties 76,325 2,591
Kilroy Realty Corp 63,069 3,927
Lamar Advertising Co 55,618 3,206
Life Storage Inc 30,169 2,643
Macerich Co/The 71,251 532
Mack-Cali Realty Corp 58,556 948
Medical Properties Trust Inc 334,611 5,735
National Retail Properties Inc 110,992 3,623
Omega Healthcare Investors Inc 141,297 4,119
Park Hotels & Resorts Inc 154,803 1,472
Pebblebrook Hotel Trust 84,475 1,000
PotlatchDeltic Corp 43,467 1,526
PS Business Parks Inc 12,952 1,672
Rayonier Inc 83,620 2,009
Sabra Health Care REIT Inc 132,754 1,702
Service Properties Trust 106,419 738
Spirit Realty Capital Inc 64,491 1,984
Taubman Centers Inc 39,587 1,706
Urban Edge Properties 74,470 856
Weingarten Realty Investors 78,214 1,423
$ 85,239
Retail - 5.26%
American Eagle Outfitters Inc 102,706 816
AutoNation Inc
(d)
38,075 1,418
Bed Bath & Beyond Inc
(e)
81,847 507
BJ's Wholesale Club Holdings Inc
(d)
79,000 2,078
Brinker International Inc 24,166 563
Casey's General Stores Inc 23,787 3,602
Cheesecake Factory Inc/The 26,554 592
Cracker Barrel Old Country Store Inc 15,562 1,516
Dick's Sporting Goods Inc 41,125 1,209
Dillard's Inc
(e)
6,375 188
Domino's Pizza Inc 25,017 9,054
Dunkin' Brands Group Inc 53,569 3,366
FirstCash Inc 27,600 1,983
Five Below Inc
(d)
36,002 3,246
Foot Locker Inc 69,219 1,774
Jack in the Box Inc 15,294 922
MSC Industrial Direct Co Inc 29,126 1,737
Nu Skin Enterprises Inc 35,919 1,049
Ollie's Bargain Outlet Holdings Inc
(d)
35,361 2,401
Papa John's International Inc 14,252 1,025
RH
(d)
10,545 1,516
Sally Beauty Holdings Inc
(d)
75,224 730
Texas Roadhouse Inc 42,190 1,987
Urban Outfitters Inc
(d)
45,616 791
Wendy's Co/The 119,012 2,364
Williams-Sonoma Inc 50,189 3,104
World Fuel Services Corp 42,286 1,057
$ 50,595
Savings & Loans - 0.65%
New York Community Bancorp Inc 302,221 3,282
Sterling Bancorp/DE 130,658 1,611
Washington Federal Inc 50,665 1,355
$ 6,248
Semiconductors - 3.09%
Cabot Microelectronics Corp 18,822 2,307
Cirrus Logic Inc
(d)
37,373 2,825
Cree Inc
(d)
69,650 3,004
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
MKS Instruments Inc 35,251 $ 3,533
Monolithic Power Systems Inc 26,125 5,223
Semtech Corp
(d)
42,837 1,938
Silicon Laboratories Inc
(d)
28,047 2,727
Synaptics Inc
(d)
21,637 1,415
Teradyne Inc 108,369 6,777
$ 29,749
Software - 4.06%
ACI Worldwide Inc
(d)
74,755 2,048
Allscripts Healthcare Solutions Inc
(d)
104,998 682
Blackbaud Inc 31,808 1,758
CDK Global Inc 78,502 3,084
Ceridian HCM Holding Inc
(d)
65,171 3,843
CommVault Systems Inc
(d)
27,192 1,161
Fair Isaac Corp
(d)
18,730 6,611
J2 Global Inc 29,936 2,414
Manhattan Associates Inc
(d)
41,321 2,931
PTC Inc
(d)
67,214 4,655
Teradata Corp
(d)
72,749 1,789
Tyler Technologies Inc
(d)
25,212 8,085
$ 39,061
Telecommunications - 1.18%
Ciena Corp
(d)
100,035 4,626
InterDigital Inc 20,131 1,163
LogMeIn Inc 31,567 2,698
Telephone and Data Systems Inc 63,243 1,241
ViaSat Inc
(d)
37,292 1,581
$ 11,309
Toys, Games & Hobbies - 0.20%
Mattel Inc
(d)
224,209 1,955
Transportation - 1.46%
Kirby Corp
(d)
38,764 2,071
Knight-Swift Transportation Holdings Inc 79,452 2,954
Landstar System Inc 25,521 2,637
Ryder System Inc 34,458 1,220
Werner Enterprises Inc 28,640 1,149
XPO Logistics Inc
(d)
59,686 3,983
$ 14,014
Trucking & Leasing - 0.14%
GATX Corp 22,698 1,346
Water - 0.61%
Essential Utilities Inc 139,576 5,83 4
TOTAL COMMON STOCKS $ 946,47 6
Total Investments $ 974,83 8
Other Assets and Liabilities -  (1.32)% (12,65 4 )
TOTAL NET ASSETS - 100.00% $ 962,184
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,318 or
0.97% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 23.40%
Industrial 19.18%
Consumer, Non-cyclical 18.71%
Consumer, Cyclical 13.04%
Technology 9.04%
Communications 4.37%
Utilities 4.19%
Basic Materials 4.02%
Money Market Funds 2.81%
Energy 2.42%
Investment Companies 0.14%
Other Assets and Liabilities
(1.32)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 10,157 $ 246,692 $ 239,135 $ 17,714
$ 10,157 $ 246,692 $ 239,135 $ 17,714
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 86 $ — $ — $ —
$ 86 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2020 Long 85 $ 13,951 $ 1,693
Total $ 1,693
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.57% Shares Held Value (000's)
Money Market Funds - 2.56%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
3,109,812 $ 3,110
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(c)
49,284,479 49,284
$ 52,394
Principal Exchange-Traded Funds - 0.01%
Principal Shareholder Yield Index ETF
(c)
4,518 118
Principal Sustainable Momentum Index ETF
(c)
4,042 110
Principal U.S. Small-Cap Multi-Factor Index
ETF
(c)
422 11
$ 239
TOTAL INVESTMENT COMPANIES $ 52,633
COMMON STOCKS - 97.47% Shares Held Value (000's)
Advertising - 0.97%
Interpublic Group of Cos Inc/The 1,135,865 19,287
Omnicom Group Inc 8,715 497
$ 19,784
Aerospace & Defense - 0.28%
Hexcel Corp 87,734 3,034
Howmet Aerospace Inc 21,614 283
L3Harris Technologies Inc 6,134 1,188
Spirit AeroSystems Holdings Inc 1,292 29
Teledyne Technologies Inc
(d)
2,849 928
TransDigm Group Inc 539 196
$ 5,658
Agriculture - 1.72%
Archer-Daniels-Midland Co 936,729 34,790
Bunge Ltd 7,729 307
$ 35,097
Airlines - 0.69%
Alaska Air Group Inc 353,834 11,507
American Airlines Group Inc
(e)
19,826 238
Copa Holdings SA 39,023 1,725
JetBlue Airways Corp
(d)
19,873 194
United Airlines Holdings Inc
(d)
15,872 469
$ 14,133
Apparel - 0.62%
Capri Holdings Ltd
(d)
6,967 106
Carter's Inc 144,968 11,336
Columbia Sportswear Co 823 60
Hanesbrands Inc 6,783 68
PVH Corp 5,491 270
Ralph Lauren Corp 3,624 267
Skechers USA Inc
(d)
6,620 187
Tapestry Inc 20,565 306
Under Armour Inc - Class A
(d),(e)
5,649 59
Under Armour Inc - Class C
(d)
5,677 53
$ 12,712
Automobile Manufacturers - 0.15%
Cummins Inc 11,256 1,840
PACCAR Inc 18,946 1,312
$ 3,152
Automobile Parts & Equipment - 1.53%
Aptiv PLC 112,396 7,818
BorgWarner Inc 797,120 22,774
Goodyear Tire & Rubber Co/The 18,400 132
Lear Corp 5,442 531
WABCO Holdings Inc
(d)
465 62
$ 31,317
Banks - 4.85%
Associated Banc-Corp 12,531 177
Bank of Hawaii Corp 39,761 2,711
Bank OZK 9,739 220
BankUnited Inc 55,137 1,093
BOK Financial Corp 2,469 128
CIT Group Inc 7,058 134
Citizens Financial Group Inc 37,364 837
Comerica Inc 13,075 456
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Commerce Bancshares Inc/MO 5,700 $ 349
Cullen/Frost Bankers Inc 4,259 306
East West Bancorp Inc 10,973 385
Fifth Third Bancorp 58,716 1,097
First Citizens BancShares Inc/NC 555 212
First Hawaiian Inc 10,521 185
First Horizon National Corp 381,730 3,466
First Republic Bank/CA 7,773 811
FNB Corp/PA 25,252 204
Huntington Bancshares Inc/OH 86,825 802
KeyCorp 81,891 954
M&T Bank Corp 10,232 1,147
Northern Trust Corp 10,768 852
PacWest Bancorp 9,539 193
Pinnacle Financial Partners Inc 5,834 235
Popular Inc 113,207 4,369
Prosperity Bancshares Inc 396,700 23,774
Regions Financial Corp 82,491 887
Signature Bank/New York NY 3,162 339
State Street Corp 91,833 5,789
SVB Financial Group
(d)
27,444 5,301
Synovus Financial Corp 10,373 218
TCF Financial Corp 544,701 16,172
Texas Capital Bancshares Inc
(d)
3,934 109
Umpqua Holdings Corp 17,065 214
Webster Financial Corp 7,305 206
Western Alliance Bancorp 122,772 4,405
Wintrust Financial Corp 4,625 194
Zions Bancorp NA 643,326 20,335
$ 99,266
Beverages - 0.04%
Brown-Forman Corp - A Shares 214 12
Brown-Forman Corp - B Shares 635 40
Molson Coors Beverage Co 16,017 657
$ 709
Biotechnology - 0.14%
Alnylam Pharmaceuticals Inc
(d)
1,232 162
Bio-Rad Laboratories Inc
(d)
1,185 522
Bluebird Bio Inc
(d)
3,943 212
Corteva Inc 41,913 1,098
Exelixis Inc
(d)
12,654 313
Moderna Inc
(d)
1,453 67
Nektar Therapeutics
(d)
10,229 196
United Therapeutics Corp
(d)
3,096 339
$ 2,909
Building Materials - 1.55%
Eagle Materials Inc 704 43
Fortune Brands Home & Security Inc 9,175 442
Lennox International Inc 170 32
Martin Marietta Materials Inc 15,544 2,957
Masco Corp 22,790 935
MDU Resources Group Inc 262,684 5,900
Owens Corning 428,550 18,582
Vulcan Materials Co 23,991 2,710
$ 31,601
Chemicals - 2.66%
Albemarle Corp 5,887 362
Axalta Coating Systems Ltd
(d)
10,901 215
Cabot Corp 4,625 157
Celanese Corp 9,980 829
CF Industries Holdings Inc 18,032 496
Chemours Co/The 13,174 154
Eastman Chemical Co 409,496 24,779
FMC Corp 10,073 926
Huntsman Corp 73,804 1,241
International Flavors & Fragrances Inc
(e)
5,994 785
Mosaic Co/The 25,667 295
Olin Corp
(e)
12,238 163
RPM International Inc 8,740 580

Schedule of Investments
MidCap Value Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Univar Solutions Inc
(d)
13,491 $ 196
Valvoline Inc 332,858 5,722
Westlake Chemical Corp 403,390 17,528
$ 54,428
Commercial Services - 2.01%
ADT Inc
(e)
11,935 68
AMERCO 666 187
Aramark 13,985 382
CoreLogic Inc/United States 6,013 231
Equifax Inc 1,024 142
Graham Holdings Co 332 130
Grand Canyon Education Inc
(d)
82,145 7,066
H&R Block Inc 453,604 7,552
IHS Markit Ltd 8,074 543
Macquarie Infrastructure Corp 5,876 162
ManpowerGroup Inc 282,475 20,971
Nielsen Holdings PLC 17,394 256
Quanta Services Inc 74,431 2,706
Sabre Corp 19,093 139
Service Corp International/US 6,334 233
United Rentals Inc
(d)
2,619 337
$ 41,105
Computers - 4.11%
Amdocs Ltd 9,844 634
CACI International Inc
(d)
1,841 461
DXC Technology Co 403,245 7,311
Genpact Ltd 553,300 19,050
Hewlett Packard Enterprise Co 1,377,868 13,861
Leidos Holdings Inc 202,060 19,965
MAXIMUS Inc 320,300 21,563
Western Digital Corp 24,241 1,117
$ 83,962
Consumer Products - 1.21%
Avery Dennison Corp 215,011 23,735
Clorox Co/The 1,301 243
Kimberly-Clark Corp 4,900 679
Spectrum Brands Holdings Inc 3,375 145
$ 24,802
Cosmetics & Personal Care - 0.01%
Coty Inc 21,894 119
Distribution & Wholesale - 0.08%
Fastenal Co 3,134 114
HD Supply Holdings Inc
(d)
15,091 448
KAR Auction Services Inc 2,223 33
LKQ Corp
(d)
23,798 622
Watsco Inc 1,811 292
WESCO International Inc
(d)
3,641 94
$ 1,603
Diversified Financial Services - 1.75%
Affiliated Managers Group Inc 3,780 265
Air Lease Corp 7,529 197
Alliance Data Systems Corp 2,939 147
Ally Financial Inc 33,907 556
Ameriprise Financial Inc 8,842 1,016
BGC Partners Inc 26,053 81
Cboe Global Markets Inc 97,913 9,731
Credit Acceptance Corp
(d),(e)
120 37
Discover Financial Services 17,525 753
Eaton Vance Corp 63,274 2,322
Evercore Inc - Class A 2,175 112
Franklin Resources Inc 15,423 291
Invesco Ltd 29,159 251
Janus Henderson Group PLC 12,455 223
Jefferies Financial Group Inc 19,335 265
Lazard Ltd 5,429 149
Legg Mason Inc 6,343 316
Nasdaq Inc 6,436 706
Navient Corp 236,688 1,804
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
OneMain Holdings Inc 86,927 $ 2,104
Raymond James Financial Inc 5,356 353
Santander Consumer USA Holdings Inc
(e)
8,803 137
SEI Investments Co 3,742 191
SLM Corp 32,508 271
Synchrony Financial 240,553 4,761
T Rowe Price Group Inc 72,450 8,377
Western Union Co/The 24,287 463
$ 35,879
Electric - 4.83%
AES Corp/The 63,067 836
Alliant Energy Corp 383,098 18,599
Ameren Corp 13,678 995
Avangrid Inc 4,027 173
CenterPoint Energy Inc 48,754 830
CMS Energy Corp 15,802 902
Consolidated Edison Inc 18,592 1,465
DTE Energy Co 97,284 10,092
Edison International 28,330 1,663
Entergy Corp 16,393 1,566
Evergy Inc 19,832 1,159
Eversource Energy 18,094 1,460
FirstEnergy Corp 43,876 1,811
Hawaiian Electric Industries Inc 7,765 307
IDACORP Inc 73,229 6,721
NRG Energy Inc 329,056 11,033
OGE Energy Corp 20,882 658
PG&E Corp
(d)
57,459 611
Pinnacle West Capital Corp 6,297 485
PPL Corp 156,292 3,973
Public Service Enterprise Group Inc 41,049 2,082
Sempra Energy 21,702 2,688
Vistra Energy Corp 368,132 7,193
WEC Energy Group Inc 17,622 1,596
Xcel Energy Inc 313,492 19,926
$ 98,824
Electrical Components & Equipment - 0.16%
Acuity Brands Inc 2,278 197
AMETEK Inc 32,075 2,690
Energizer Holdings Inc
(e)
4,517 176
Littelfuse Inc 1,791 260
$ 3,323
Electronics - 4.25%
Agilent Technologies Inc 15,659 1,201
Allegion plc 2,586 260
Amphenol Corp 75,600 6,673
Arrow Electronics Inc
(d)
6,167 388
Avnet Inc 7,908 237
Coherent Inc
(d)
157,953 20,198
Flex Ltd
(d)
2,201,400 21,486
FLIR Systems Inc 9,497 412
Fortive Corp 12,876 824
Garmin Ltd 132,695 10,769
Gentex Corp 14,137 343
Hubbell Inc 121,029 15,060
Jabil Inc 173,712 4,940
National Instruments Corp 9,326 358
nVent Electric PLC 12,110 226
PerkinElmer Inc 4,815 436
Sensata Technologies Holding PLC
(d)
9,968 363
SYNNEX Corp 26,034 2,279
Trimble Inc
(d)
11,706 405
Woodward Inc 978 59
$ 86,917
Energy - Alternate Sources - 0.01%
First Solar Inc
(d)
6,408 282

Schedule of Investments
MidCap Value Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 0.07%
AECOM
(d)
11,269 $ 409
Fluor Corp 11,980 140
frontdoor Inc
(d)
6,357 246
Jacobs Engineering Group Inc 7,170 593
$ 1,388
Entertainment - 0.37%
Cinemark Holdings Inc 500,347 7,145
International Game Technology PLC
(e)
8,898 67
Lions Gate Entertainment Corp - A shares
(d),(e)
3,643 26
Lions Gate Entertainment Corp - B shares
(d)
8,197 55
Madison Square Garden Sports C
(d)
1,220 209
Six Flags Entertainment Corp 5,849 117
Vail Resorts Inc 241 41
$ 7,660
Environmental Control - 1.11%
Clean Harbors Inc
(d)
46,810 2,501
Pentair PLC 15,245 527
Republic Services Inc 247,819 19,415
Stericycle Inc
(d)
6,559 320
$ 22,763
Food - 4.33%
Beyond Meat Inc
(d),(e)
3,410 337
Campbell Soup Co 4,035 202
Conagra Brands Inc 39,359 1,316
Flowers Foods Inc 14,020 312
Grocery Outlet Holding Corp
(d)
3,207 107
Hain Celestial Group Inc/The
(d)
5,979 154
Hershey Co/The 1,025 136
Hormel Foods Corp 254,808 11,937
Ingredion Inc 6,715 545
JM Smucker Co/The 6,132 705
Kellogg Co 8,483 556
Kroger Co/The 686,195 21,690
Lamb Weston Holdings Inc 10,065 618
McCormick & Co Inc/MD 2,421 380
Pilgrim's Pride Corp
(d)
119,288 2,624
Post Holdings Inc
(d)
1,992 183
Seaboard Corp 20 60
Sprouts Farmers Market Inc
(d)
516,338 10,730
Sysco Corp 380,000 21,383
TreeHouse Foods Inc
(d)
3,320 172
Tyson Foods Inc 224,933 13,989
US Foods Holding Corp
(d)
15,932 342
$ 88,478
Forest Products & Paper - 0.06%
Domtar Corp 4,854 114
International Paper Co 31,916 1,093
$ 1,207
Gas - 0.31%
Atmos Energy Corp 6,749 688
National Fuel Gas Co 99,918 4,097
NiSource Inc 34,454 865
UGI Corp 22,575 681
$ 6,331
Hand & Machine Tools - 0.34%
Colfax Corp
(d)
6,854 177
Lincoln Electric Holdings Inc 389 31
Regal Beloit Corp 3,176 226
Snap-on Inc 4,843 631
Stanley Black & Decker Inc 54,008 5,951
$ 7,016
Healthcare - Products - 3.13%
Adaptive Biotechnologies Corp
(d)
1,412 45
Avantor Inc
(d)
6,792 114
Bruker Corp 50,330 1,979
Cantel Medical Corp 1,171 43
Cooper Cos Inc/The 2,358 676
DENTSPLY SIRONA Inc 19,252 817
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Envista Holdings Corp
(d)
327,850 $ 6,383
Henry Schein Inc
(d)
11,492 627
Hill-Rom Holdings Inc 162,702 18,303
Hologic Inc
(d)
2,933 147
ICU Medical Inc
(d)
962 211
Integra LifeSciences Holdings Corp
(d)
5,099 260
QIAGEN NV
(d)
344,748 14,373
STERIS PLC 70,279 10,015
West Pharmaceutical Services Inc 24,930 4,718
Zimmer Biomet Holdings Inc 44,550 5,333
$ 64,044
Healthcare - Services - 2.71%
Acadia Healthcare Co Inc
(d)
6,251 150
Catalent Inc
(d)
8,611 596
Centene Corp
(d)
8,038 535
DaVita Inc
(d)
7,949 628
Encompass Health Corp 2,715 180
IQVIA Holdings Inc
(d)
26,427 3,768
Laboratory Corp of America Holdings
(d)
7,430 1,222
MEDNAX Inc
(d)
5,879 85
Molina Healthcare Inc
(d)
113,062 18,539
Quest Diagnostics Inc 262,325 28,885
Universal Health Services Inc 6,985 738
$ 55,326
Home Builders - 0.70%
DR Horton Inc 115,204 5,440
Lennar Corp - A Shares 13,848 693
Lennar Corp - B Shares 1,220 47
PulteGroup Inc 267,207 7,554
Thor Industries Inc 3,995 264
Toll Brothers Inc 9,280 223
$ 14,221
Home Furnishings - 0.06%
Dolby Laboratories Inc 4,271 256
Leggett & Platt Inc 9,994 351
Whirlpool Corp 5,565 622
$ 1,229
Housewares - 0.13%
Newell Brands Inc 188,864 2,621
Insurance - 9.96%
Aflac Inc 469,300 17,477
Alleghany Corp 54,574 29,126
Allstate Corp/The 229,500 23,345
American Financial Group Inc/OH 306,440 20,299
American National Insurance Co 782 63
Arch Capital Group Ltd
(d)
27,436 659
Arthur J Gallagher & Co 215,896 16,948
Assurant Inc 5,330 566
Assured Guaranty Ltd 7,348 218
Athene Holding Ltd
(d)
6,647 179
Axis Capital Holdings Ltd 5,687 208
Brighthouse Financial Inc
(d)
138,998 3,573
Brown & Brown Inc 62,166 2,233
Cincinnati Financial Corp 39,566 2,604
CNA Financial Corp 2,566 81
Equitable Holdings Inc 36,066 661
Everest Re Group Ltd 109,474 18,954
Fidelity National Financial Inc 108,912 2,946
First American Financial Corp 194,158 8,954
Globe Life Inc 8,970 739
Hanover Insurance Group Inc/The 2,911 292
Hartford Financial Services Group Inc/The 29,167 1,108
Kemper Corp 43,959 2,955
Lincoln National Corp 18,829 668
Loews Corp 13,833 479
Markel Corp
(d)
6,028 5,219
Mercury General Corp 2,413 99
MGIC Investment Corp 428,059 3,129
Old Republic International Corp 850,013 13,558

Schedule of Investments
MidCap Value Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Primerica Inc 990 $ 103
Reinsurance Group of America Inc 6,033 631
RenaissanceRe Holdings Ltd 52,852 7,717
Unum Group 16,000 279
Voya Financial Inc 11,974 541
White Mountains Insurance Group Ltd 239 233
Willis Towers Watson PLC 7,204 1,284
WR Berkley Corp 287,275 15,513
$ 203,641
Internet - 1.56%
E*TRADE Financial Corp 471,518 19,148
Expedia Group Inc 1,056 75
F5 Networks Inc
(d)
1,582 220
IAC/interactivecorp
(d)
1,749 391
Lyft Inc
(d)
9,715 319
NortonLifeLock Inc 41,201 876
TripAdvisor Inc 730 15
VeriSign Inc
(d)
49,912 10,456
Zillow Group Inc - A Shares
(d)
4,033 176
Zillow Group Inc - C Shares
(d),(e)
6,993 307
$ 31,983
Iron & Steel - 2.15%
Nucor Corp 25,631 1,056
Reliance Steel & Aluminum Co 277,422 24,852
Steel Dynamics Inc 736,171 17,867
United States Steel Corp
(e)
14,905 114
$ 43,889
Leisure Products & Services - 0.07%
Brunswick Corp/DE 6,134 293
Harley-Davidson Inc 11,408 249
Norwegian Cruise Line Holdings Ltd
(d)
12,867 211
Polaris Inc 665 47
Royal Caribbean Cruises Ltd 14,579 682
$ 1,482
Lodging - 1.34%
Choice Hotels International Inc 1,450 109
Extended Stay America Inc 14,632 159
Hilton Grand Vacations Inc
(d)
6,287 130
Hyatt Hotels Corp 2,792 157
Las Vegas Sands Corp 201,100 9,657
Marriott International Inc/MD 175,700 15,978
MGM Resorts International 38,888 654
Wyndham Destinations Inc 7,077 181
Wyndham Hotels & Resorts Inc 4,910 185
Wynn Resorts Ltd 970 83
$ 27,293
Machinery - Construction & Mining - 0.02%
BWX Technologies Inc 1,916 102
Oshkosh Corp 5,100 344
$ 446
Machinery - Diversified - 2.06%
AGCO Corp 401,165 21,197
Crane Co 3,976 217
Curtiss-Wright Corp 78,928 8,181
Dover Corp 7,159 670
Flowserve Corp 8,125 229
Gates Industrial Corp PLC
(d)
5,222 45
GrafTech International Ltd 6,163 50
IDEX Corp 3,548 545
Ingersoll Rand Inc
(d)
14,959 435
Nordson Corp 1,254 202
Westinghouse Air Brake Technologies Corp 11,256 635
Xylem Inc/NY 134,500 9,671
$ 42,077
Media - 0.62%
Discovery Inc - A Shares
(d)
11,161 250
Discovery Inc - C Shares
(d)
28,598 584
DISH Network Corp
(d)
14,505 363
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - A Shares 25,451 $ 658
Fox Corp - B Shares 10,371 265
John Wiley & Sons Inc 3,122 117
Liberty Broadband Corp - A Shares
(d)
1,759 211
Liberty Broadband Corp - C Shares
(d)
5,889 722
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
1,779 54
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
11,023 355
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
6,039 203
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
13,524 461
Madison Square Garden Entertainment Corp
(d)
1,220 101
New York Times Co/The 7,338 238
News Corp - A Shares 27,511 273
News Corp - B Shares 8,674 89
Nexstar Media Group Inc 723 51
Sinclair Broadcast Group Inc 268 5
ViacomCBS Inc 443,132 7,648
ViacomCBS Inc
(e)
341 7
$ 12,655
Metal Fabrication & Hardware - 0.02%
Timken Co/The 5,303 199
Valmont Industries Inc 1,666 196
$ 395
Mining - 1.10%
Alcoa Corp
(d)
15,030 122
Arconic Corp
(d)
5,403 47
Freeport-McMoRan Inc 116,755 1,031
Newmont Corp 272,356 16,200
Royal Gold Inc 40,675 4,984
$ 22,384
Miscellaneous Manufacturers - 3.01%
AO Smith Corp 6,336 268
AptarGroup Inc 158,040 16,923
Carlisle Cos Inc 1,436 174
ITT Inc 60,997 3,216
Parker-Hannifin Corp 135,642 21,448
Textron Inc 741,279 19,540
Trane Technologies PLC 784 68
$ 61,637
Office & Business Equipment - 0.32%
Xerox Holdings Corp 13,919 254
Zebra Technologies Corp
(d)
27,500 6,316
$ 6,570
Oil & Gas - 2.70%
Antero Resources Corp
(d)
17,517 52
Apache Corp 26,898 352
Cabot Oil & Gas Corp 8,365 181
Centennial Resource Development Inc/DE
(d)
17,389 21
Chesapeake Energy Corp
(d),(e)
466 8
Cimarex Energy Co 454,256 11,547
Concho Resources Inc 11,171 634
Continental Resources Inc/OK
(e)
6,129 100
Devon Energy Corp 973,415 12,139
Diamondback Energy Inc 9,077 395
EQT Corp 18,192 265
Helmerich & Payne Inc 7,629 151
Hess Corp 15,097 734
HollyFrontier Corp 10,689 353
Kosmos Energy Ltd 25,884 43
Marathon Oil Corp 57,423 351
Murphy Oil Corp
(e)
10,396 123
Noble Energy Inc 33,918 333
Parsley Energy Inc 928,999 8,779
Patterson-UTI Energy Inc 13,512 50
PBF Energy Inc 8,533 97
Pioneer Natural Resources Co 8,288 740

Schedule of Investments
MidCap Value Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Range Resources Corp
(e)
14,840 $ 87
Transocean Ltd
(d)
41,405 53
Valero Energy Corp 275,700 17,466
WPX Energy Inc
(d)
29,607 181
$ 55,235
Oil & Gas Services - 0.10%
Apergy Corp
(d)
5,525 51
Baker Hughes Co 58,986 823
Halliburton Co 82,748 869
National Oilwell Varco Inc 27,609 349
$ 2,092
Packaging & Containers - 1.13%
Ardagh Group SA 2,615 33
Berry Global Group Inc
(d)
6,271 250
Crown Holdings Inc
(d)
5,467 352
Graphic Packaging Holding Co 22,120 295
O-I Glass Inc 13,103 108
Packaging Corp of America 191,092 18,469
Sealed Air Corp 10,765 308
Silgan Holdings Inc 5,950 205
Sonoco Products Co 46,298 2,261
Westrock Co 22,338 719
$ 23,000
Pharmaceuticals - 1.79%
Agios Pharmaceuticals Inc
(d)
3,857 159
Alkermes PLC
(d)
11,181 153
AmerisourceBergen Corp 181,200 16,246
Cardinal Health Inc 89,997 4,453
Covetrus Inc
(d)
7,211 86
Elanco Animal Health Inc
(d)
22,267 550
Herbalife Nutrition Ltd
(d)
127,115 4,748
Horizon Therapeutics Plc
(d)
15,706 566
Jazz Pharmaceuticals PLC
(d)
1,665 183
McKesson Corp 11,291 1,595
Mylan NV
(d)
44,045 739
Perrigo Co PLC 7,081 377
Premier Inc
(d)
200,923 6,663
$ 36,518
Pipelines - 0.14%
Antero Midstream Corp
(e)
17,305 82
Cheniere Energy Inc
(d)
5,539 259
Equitrans Midstream Corp
(e)
13,097 110
ONEOK Inc 15,643 468
Targa Resources Corp 16,374 212
Williams Cos Inc/The 93,189 1,805
$ 2,936
Real Estate - 0.18%
CBRE Group Inc
(d)
71,991 3,091
Howard Hughes Corp/The
(d)
2,328 126
Jones Lang LaSalle Inc 4,850 512
$ 3,729
REITs - 9.24%
AGNC Investment Corp 47,947 596
Alexandria Real Estate Equities Inc 6,772 1,064
American Campus Communities Inc 10,334 365
American Homes 4 Rent 382,190 9,226
Annaly Capital Management Inc 118,865 743
Apartment Investment and Management Co 14,423 543
Apple Hospitality REIT Inc 17,324 168
AvalonBay Communities Inc 28,401 4,628
Boston Properties Inc 36,004 3,499
Brandywine Realty Trust 160,122 1,787
Brixmor Property Group Inc 22,828 261
Camden Property Trust 5,209 459
Chimera Investment Corp 15,134 118
Colony Capital Inc 41,362 96
Columbia Property Trust Inc 113,941 1,628
Corporate Office Properties Trust 8,910 235
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Cousins Properties Inc 11,059 $ 334
CubeSmart 10,718 270
CyrusOne Inc 6,280 441
Digital Realty Trust Inc 28,916 4,323
Douglas Emmett Inc 15,501 473
Duke Realty Corp 20,518 712
Empire State Realty Trust Inc 12,724 106
EPR Properties 6,351 187
Equity Commonwealth 180,256 6,119
Equity Residential 56,402 3,669
Essex Property Trust Inc 13,593 3,318
Extra Space Storage Inc 1,339 118
Federal Realty Investment Trust 6,626 552
Gaming and Leisure Properties Inc 20,274 573
Healthcare Trust of America Inc 802,819 19,773
Healthpeak Properties Inc 108,153 2,827
Highwoods Properties Inc 730,734 28,360
Host Hotels & Resorts Inc 61,823 761
Hudson Pacific Properties Inc 11,744 289
Invitation Homes Inc 43,703 1,034
Iron Mountain Inc 22,067 534
Kilroy Realty Corp 9,128 568
Kimco Realty Corp 41,991 458
Lamar Advertising Co 389,400 22,449
Life Storage Inc 100,157 8,773
Macerich Co/The 12,698 95
Medical Properties Trust Inc 42,464 728
MFA Financial Inc 49,622 87
Mid-America Apartment Communities Inc 9,124 1,021
National Retail Properties Inc 481,913 15,730
New Residential Investment Corp 33,334 203
Omega Healthcare Investors Inc 21,066 614
Outfront Media Inc 127,829 2,005
Paramount Group Inc 348,454 3,362
Park Hotels & Resorts Inc 19,425 185
Public Storage 86,300 16,004
Rayonier Inc 9,731 234
Realty Income Corp 18,208 1,000
Regency Centers Corp 15,006 659
Retail Properties of America Inc 19,134 119
Service Properties Trust 15,358 106
SITE Centers Corp 14,225 86
SL Green Realty Corp 6,022 319
Spirit Realty Capital Inc 7,797 240
Starwood Property Trust Inc 21,404 277
STORE Capital Corp 16,268 326
Sun Communities Inc 3,840 516
Two Harbors Investment Corp 23,654 108
UDR Inc 62,141 2,328
Ventas Inc 31,528 1,020
VEREIT Inc 98,699 541
VICI Properties Inc 43,250 753
Vornado Realty Trust 16,751 734
Weingarten Realty Investors 178,397 3,245
Welltower Inc 31,780 1,628
Weyerhaeuser Co 59,947 1,311
WP Carey Inc 14,083 926
$ 188,947
Retail - 3.59%
Advance Auto Parts Inc 4,611 558
AutoNation Inc
(d)
4,283 160
AutoZone Inc
(d)
2,110 2,153
Best Buy Co Inc 44,844 3,441
CarMax Inc
(d)
4,863 358
Casey's General Stores Inc 1,527 231
Darden Restaurants Inc 350,500 25,863
Dick's Sporting Goods Inc 5,028 148
Dollar General Corp 855 150
Dollar Tree Inc
(d)
6,066 483

Schedule of Investments
MidCap Value Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Dunkin' Brands Group Inc 112,650 $ 7,079
Foot Locker Inc 7,923 203
Gap Inc/The 16,674 135
Genuine Parts Co 11,497 912
Kohl's Corp 11,937 220
L Brands Inc 14,588 174
Macy's Inc 24,134 142
MSC Industrial Direct Co Inc 41,068 2,449
Nu Skin Enterprises Inc 3,950 115
Penske Automotive Group Inc 2,984 107
Qurate Retail Inc
(d)
29,745 240
Tiffany & Co 6,779 858
Urban Outfitters Inc
(d)
5,540 96
Williams-Sonoma Inc 4,757 294
Yum China Holdings Inc 103,643 5,022
Yum! Brands Inc 252,600 21,832
$ 73,423
Savings & Loans - 0.03%
People's United Financial Inc 24,596 312
Sterling Bancorp/DE 16,161 199
$ 511
Semiconductors - 2.59%
Analog Devices Inc 20,928 2,294
IPG Photonics Corp
(d)
2,419 313
KLA Corp 66,300 10,879
Lam Research Corp 13,804 3,524
Marvell Technology Group Ltd 37,269 996
Maxim Integrated Products Inc 9,351 514
Microchip Technology Inc 37,775 3,314
MKS Instruments Inc 3,013 302
ON Semiconductor Corp
(d)
36,558 586
Qorvo Inc
(d)
102,699 10,068
Skyworks Solutions Inc 170,794 17,742
Teradyne Inc 38,595 2,414
$ 52,946
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 459 88
Software - 1.63%
Akamai Technologies Inc
(d)
764 75
Cerence Inc
(d)
3,541 75
Ceridian HCM Holding Inc
(d)
990 58
Change Healthcare Inc
(d)
8,069 94
Citrix Systems Inc 66,348 9,621
Jack Henry & Associates Inc 757 124
Nuance Communications Inc
(d)
1,098,353 22,186
SolarWinds Corp
(d)
3,112 53
SS&C Technologies Holdings Inc 1,194 66
Take-Two Interactive Software Inc
(d)
5,030 609
Zynga Inc
(d)
59,815 451
$ 33,412
Telecommunications - 1.47%
CenturyLink Inc 86,407 918
Ciena Corp
(d)
137,695 6,368
CommScope Holding Co Inc
(d)
15,161 167
Corning Inc 42,996 946
EchoStar Corp
(d)
4,164 131
GCI Liberty Inc
(d)
5,486 334
Juniper Networks Inc 30,311 655
LogMeIn Inc 3,658 313
Motorola Solutions Inc 136,341 19,607
Telephone and Data Systems Inc 7,165 140
T-Mobile US Inc
(d)
3,243 285
United States Cellular Corp
(d)
1,089 35
ViaSat Inc
(d)
4,347 184
$ 30,083
Textiles - 0.59%
Mohawk Industries Inc
(d)
137,183 12,034
COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0.00%
Mattel Inc
(d)
8,628 $ 75
Transportation - 2.69%
CH Robinson Worldwide Inc 1,828 130
Expeditors International of Washington Inc 2,773 199
JB Hunt Transport Services Inc 202,803 20,507
Kansas City Southern 7,561 987
Kirby Corp
(d)
4,531 242
Knight-Swift Transportation Holdings Inc 99,072 3,684
Landstar System Inc 275,470 28,459
Old Dominion Freight Line Inc 3,135 455
Schneider National Inc 4,616 101
XPO Logistics Inc
(d)
2,142 143
$ 54,907
Water - 0.43%
American Water Works Co Inc 67,847 8,257
Essential Utilities Inc 12,119 506
$ 8,763
TOTAL COMMON STOCKS $ 1,993,017
Total Investments $ 2,045,650
Other Assets and Liabilities -  (0.04)% (822)
TOTAL NET ASSETS - 100.00% $ 2,044,828
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,110 or
0.15% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Financial 26.01%
Consumer, Non-cyclical 17.09%
Industrial 16.69%
Consumer, Cyclical 9.92%
Technology 8.65%
Basic Materials 5.97%
Utilities 5.57%
Communications 4.62%
Energy 2.95%
Money Market Funds 2.56%
Domestic Equity Funds 0.01%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Value Fund I
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 87,362 $ 462,786 $ 500,864 $ 49,284
Principal Shareholder Yield Index ETF 170 — 1 5 118
Principal Sustainable Momentum Index ETF 144 — 23 110
Principal U.S. Small-Cap Multi-Factor Index ETF 13 — — 11
$ 87,689 $ 462,786 $ 500,90 2 $ 49,523
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 323 $ — $ — $ —
Principal Shareholder Yield Index ETF 2 (7) — (30)
Principal Sustainable Momentum Index ETF 1 (6) — (5)
Principal U.S. Small-Cap Multi-Factor Index ETF — — — (2)
$ 326 $ (13) $ — $ (37)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2020 Long 178 $ 29,215 $ 2,330
Total $ 2,330
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.13% Shares Held Value (000's)
Money Market Funds - 5.13%
DWS Government Money Market Series 0.19%
(a)
12,515,000 $ 12,515
Goldman Sachs Financial Square Government
Fund 0.23%
(a)
12,450,000 12,450
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio 0.13%
(a)
5,430,000 5,430
STIT - Government & Agency Portfolio 0.19%
(a)
8,140,000 8,140
$ 38,535
TOTAL INVESTMENT COMPANIES $ 38,535
BONDS - 5.69%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 2.09%
AmeriCredit Automobile Receivables Trust
2020-1
1.21%, 03/18/2021 $ 2,449 $ 2,449
ARI Fleet Lease Trust 2019-A
2.45%, 06/15/2020
(b)
52 53
Drive Auto Receivables Trust 2020-1
1.74%, 01/15/2021 801 801
Enterprise Fleet Financing 2019-2 LLC
2.27%, 08/20/2020
(b)
175 175
Enterprise Fleet Financing 2020-1 LLC
1.69%, 02/22/2021
(b)
1,474 1,474
Ford Credit Auto Lease Trust 2020-A
1.73%, 02/15/2021 1,906 1,906
GM Financial Consumer Automobile Receivables
Trust 2020-2
1.26%, 04/16/2021 2,000 2,000
Hyundai Auto Receivables Trust 2020-A
1.20%, 05/17/2021 2,000 2,000
Tesla Auto Lease Trust 2019-A
2.01%, 12/18/2020
(b)
916 916
Toyota Auto Receivables 2020-B Owner Trust
1.14%, 05/17/2021 3,500 3,500
World Omni Auto Receivables Trust 2019-C
1.90%, 11/16/2020 483 483
$ 15,757
Diversified Financial Services - 1.13%
Corporate Finance Managers Inc (credit support
from Wells Fargo)
0.60%, 05/07/2020
(c)
500 500
New York Life
1.76%, 07/21/2020 8,000 8,000
$ 8,500
Insurance - 1.20%
MetLife
1.74%, 08/17/2020 9,000 9,000
Other Asset Backed Securities - 1.27%
CNH Equipment Trust 2019-C
1.99%, 11/16/2020 930 930
Dell Equipment Finance Trust 2019-2
2.01%, 10/22/2020
(b)
626 626
GreatAmerica Leasing Receivables Funding LLC
Series 2020-1
1.69%, 02/15/2021
(b)
1,832 1,832
HPEFS Equipment Trust 2019-1
2.15%, 10/09/2020
(b)
144 144
HPEFS Equipment Trust 2020-1
1.68%, 03/09/2021
(b)
2,361 2,361
John Deere Owner Trust 2020
1.10%, 03/15/2021 3,323 3,323
Transportation Finance Equipment Trust 2019-1
2.00%, 10/23/2020
(b)
310 310
$ 9,526
TOTAL BONDS $ 42,783
MUNICIPAL BONDS - 2.21%
Principal
Amount (000's) Value (000's)
Colorado - 0.67%
Colorado Housing & Finance Authority (credit
support from Federal Home Loan Bank )
0.80%, 05/07/2020
(c),(d)
$ 4,815 $ 4,815
County of Kit Carson CO (credit support from
Wells Fargo )
1.10%, 05/07/2020
(c),(d)
200 200
$ 5,015
Maryland - 0.93%
City of Baltimore MD (credit support from State
Street Bank )
0.20%, 05/07/2020
(c),(d)
7,015 7,015
New York - 0.33%
New York State Housing Finance Agency (credit
support from JPMorgan Chase & Co )
0.25%, 05/07/2020
(c),(d)
2,500 2,500
Texas - 0.28%
South Central Texas Industrial Development
Corp (credit support from JPMorgan Chase &
Co )
0.60%, 05/01/2020
(c),(d)
2,100 2,100
TOTAL MUNICIPAL BONDS $ 16,630
COMMERCIAL PAPER - 82.99%
Principal
Amount (000's) Value (000's)
Agriculture - 5.06%
Archer-Daniels-Midland Co
2.00%, 05/06/2020
(b)
$ 5,000 $ 4,998
Cargill Inc
0.04%, 05/01/2020
(b)
14,000 14,000
1.40%, 07/06/2020
(b)
4,000 3,990
Philip Morris International Inc
0.04%, 05/01/2020
(b)
15,000 15,000
$ 37,988
Banks - 27.78%
Bank of Nova Scotia/The
0.75%, 07/17/2020
(b),(e)
4,000 3,994
Barclays Bank Plc
0.93%, 06/22/2020
(e)
5,000 4,993
1.00%, 05/19/2020
(e)
5,000 4,997
1.60%, 05/18/2020
(e)
5,000 4,996
BNP Paribas SA
0.04%, 05/01/2020
(e)
14,000 14,000
CAFCO LLC
1.25%, 07/07/2020
(b)
1,500 1,497
1.50%, 07/01/2020
(b)
5,000 4,987
Credit Suisse AG/New York NY
1.16%, 08/18/2020 5,000 4,982
1.17%, 07/13/2020 5,000 4,988
1.18%, 07/14/2020 5,000 4,988
DBS Bank Ltd
1.30%, 06/05/2020
(b),(e)
4,000 3,995
1.35%, 05/11/2020
(b),(e)
3,000 2,999
DNB Bank ASA
0.06%, 05/04/2020
(b),(e)
1,480 1,480
0.35%, 05/11/2020
(b),(e)
5,000 5,000
HSBC USA Inc
1.01%, 08/03/2020
(b)
5,000 4,987
ING US Funding LLC (credit support from ING
Bank )
0.65%, 08/25/2020
(b),(d)
5,000 4,990
1.06%, 07/15/2020
(d)
4,500 4,490
1.27%, 07/10/2020
(d)
2,380 2,374
1.33%, 07/02/2020
(d)
1,080 1,078
Manhattan Asset Funding Co LLC
0.27%, 06/09/2020
(b)
4,000 3,999
1.00%, 05/27/2020
(b)
5,000 4,996
1.00%, 06/17/2020
(b)
5,000 4,993
1.30%, 05/14/2020
(b)
5,000 4,998

Schedule of Investments
Money Market Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Trust & Banking Corp/NY
0.95%, 07/17/2020
(b)
$ 1,230 $ 1,227
1.26%, 07/08/2020
(b)
5,000 4,988
Mizuho Bank Ltd/New York NY
0.32%, 06/29/2020
(b)
4,000 3,998
0.32%, 08/12/2020
(b)
5,000 4,995
0.47%, 06/23/2020
(b)
5,000 4,997
MUFG Bank Ltd/New York NY
0.47%, 06/26/2020 4,000 3,997
0.57%, 05/28/2020 4,000 3,998
National Australia Bank Ltd (credit support from
National Australia Funding Delaware Inc )
2.00%, 05/01/2020
(b),(d),(e)
5,000 5,000
National Bank of Canada
1.54%, 06/04/2020
(b),(e)
5,000 4,993
Natixis SA/New York NY
0.04%, 05/04/2020 3,500 3,500
Oversea-Chinese Banking Corp Ltd
0.45%, 06/25/2020
(b),(e)
5,000 4,997
1.50%, 05/12/2020
(b),(e)
3,500 3,498
1.50%, 06/12/2020
(b),(e)
1,200 1,198
1.50%, 07/01/2020
(b),(e)
5,000 4,987
Royal Bank of Canada
1.45%, 07/02/2020
(e)
5,000 4,988
2.06%, 06/29/2020
(e)
5,000 4,983
Sheffield Receivables Co LLC
1.50%, 05/01/2020
(b)
8,000 8,000
1.50%, 07/01/2020
(b)
5,000 4,987
Skandinaviska Enskilda Banken AB
1.35%, 07/21/2020
(b),(e)
5,000 4,985
1.75%, 06/01/2020
(b),(e)
5,000 4,992
Sumitomo Mitsui Banking Corp
0.48%, 06/22/2020
(b),(e)
4,800 4,797
0.48%, 07/21/2020
(b),(e)
4,860 4,855
0.53%, 06/24/2020
(b),(e)
5,000 4,996
$ 208,757
Beverages - 3.25%
Brown-Forman Corp
0.60%, 06/22/2020
(b)
490 489
1.15%, 06/16/2020
(b)
5,000 4,992
1.25%, 06/12/2020
(b)
5,000 4,993
1.75%, 06/03/2020
(b)
5,000 4,992
Coca-Cola Co/The
2.05%, 06/11/2020
(b)
4,000 3,991
PepsiCo Inc
2.05%, 06/23/2020
(b)
5,000 4,985
$ 24,442
Chemicals - 1.33%
BASF SE
0.75%, 05/22/2020
(b)
5,000 4,998
1.15%, 05/15/2020
(b)
4,000 3,998
1.25%, 06/29/2020
(b)
960 958
$ 9,954
Computers - 0.66%
International Business Machines Corp
1.30%, 06/15/2020
(b)
5,000 4,992
Cosmetics & Personal Care - 0.80%
Procter & Gamble Co/The
1.10%, 07/13/2020
(b)
6,000 5,987
Diversified Financial Services - 16.99%
Anglesea Funding LLC
0.12%, 05/04/2020
(b)
3,000 3,000
0.70%, 06/01/2020
(b)
4,100 4,098
Citigroup Global Markets Inc
1.35%, 08/03/2020
(b)
3,330 3,318
1.75%, 05/26/2020
(b)
4,500 4,495
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
CRC Funding LLC
0.30%, 05/26/2020
(b)
$ 5,000 $ 4,999
1.30%, 06/11/2020
(b)
2,700 2,696
2.50%, 05/04/2020
(b)
3,500 3,499
DCAT LLC
0.20%, 05/06/2020 5,000 5,000
0.20%, 05/07/2020 6,000 6,000
0.30%, 05/13/2020 6,260 6,259
Gotham Funding Corp
0.15%, 06/08/2020
(b)
5,000 4,994
0.30%, 06/19/2020
(b)
3,500 3,499
1.10%, 06/09/2020
(b)
5,000 4,994
1.35%, 05/04/2020
(b)
5,000 4,999
Intercontinental Exchange Inc
0.40%, 05/07/2020
(b)
10,000 9,999
0.50%, 06/05/2020
(b)
3,000 2,999
0.70%, 05/06/2020
(b)
5,000 5,000
JP Morgan Securities LLC
1.00%, 06/05/2020 5,000 4,995
1.50%, 05/29/2020 5,000 4,994
Liberty Street Funding LLC
1.20%, 07/09/2020
(b)
880 878
1.25%, 07/08/2020
(b)
5,000 4,988
2.25%, 05/20/2020
(b)
5,000 4,994
Longship Funding LLC
0.08%, 05/12/2020
(b)
4,000 4,000
0.10%, 05/05/2020
(b)
6,000 6,000
0.16%, 05/13/2020
(b)
3,500 3,500
Nieuw Amsterdam Receivables Corp
1.70%, 06/10/2020
(b)
5,000 4,991
2.50%, 05/04/2020
(b)
3,450 3,449
Ontario Teachers' Finance Trust (credit support
from Ontario Teachers Pension Plan Board )
1.66%, 05/13/2020
(b),(d)
3,000 2,998
Thunder Bay Funding LLC
1.24%, 06/25/2020
(b)
1,440 1,437
1.50%, 06/03/2020
(b)
600 599
$ 127,671
Electric - 0.87%
Engie SA
0.85%, 05/20/2020
(b)
3,500 3,499
1.72%, 05/13/2020
(b)
3,000 2,998
$ 6,497
Electrical Components & Equipment - 1.99%
Emerson Electric Co
1.12%, 07/20/2020
(b)
5,000 4,987
2.17%, 05/08/2020
(b)
5,000 4,998
2.17%, 05/21/2020
(b)
5,000 4,994
$ 14,979
Gas - 1.86%
ONE Gas Inc
1.30%, 05/05/2020
(b)
9,000 8,998
1.95%, 05/07/2020
(b)
5,000 4,999
$ 13,997
Healthcare - Services - 2.39%
UnitedHealth Group Inc
1.00%, 05/18/2020
(b)
4,000 3,998
1.05%, 05/14/2020
(b)
4,000 3,998
1.10%, 05/15/2020
(b)
4,000 3,998
1.20%, 05/08/2020
(b)
6,000 5,999
$ 17,993
Holding Companies - Diversified - 2.39%
Koch Industries Inc
0.50%, 06/18/2020 4,000 3,997
1.28%, 06/02/2020 4,000 3,996
1.75%, 05/18/2020 5,000 4,996
2.05%, 05/01/2020 5,000 5,000
$ 17,989

Schedule of Investments
Money Market Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 2.60%
Nationwide Life Insurance Co
0.65%, 05/15/2020
(b)
$ 4,500 $ 4,499
Prudential Financial Inc
0.45%, 05/04/2020
(b)
5,000 5,000
0.45%, 05/05/2020
(b)
6,000 5,999
0.45%, 05/07/2020
(b)
4,000 4,000
$ 19,498
Machinery - Construction & Mining - 0.64%
Caterpillar Financial Services Corp (credit
support from Caterpillar Inc )
0.60%, 05/26/2020
(d)
2,840 2,839
0.80%, 05/12/2020
(d)
2,000 1,999
$ 4,838
Machinery - Diversified - 2.48%
Deere & Co
1.07%, 06/01/2020
(b)
2,600 2,598
John Deere Capital Corp
0.65%, 07/09/2020
(b)
5,000 4,994
1.35%, 06/26/2020
(b)
1,050 1,048
1.65%, 06/08/2020
(b)
5,000 4,991
1.80%, 06/04/2020
(b)
5,000 4,991
$ 18,622
Media - 0.89%
Walt Disney Co/The (credit support from TWDC
Enteprises )
1.25%, 06/11/2020
(b),(d)
3,700 3,695
1.35%, 05/22/2020
(b),(d)
3,000 2,997
$ 6,692
Oil & Gas - 5.51%
Chevron Corp
1.05%, 07/16/2020
(b)
5,000 4,989
1.10%, 07/10/2020
(b)
5,000 4,989
1.25%, 07/09/2020
(b)
5,000 4,988
Exxon Mobil Corp
0.94%, 07/10/2020 5,000 4,991
0.98%, 09/17/2020 4,000 3,985
0.99%, 07/07/2020 4,000 3,993
2.00%, 05/06/2020 5,000 4,998
Total Capital Canada Ltd (credit support from
Total SA )
0.67%, 05/22/2020
(b),(d)
3,450 3,449
Total Capital SA (credit support from Total SA )
0.03%, 05/01/2020
(b),(d)
5,000 5,000
$ 41,382
Oil & Gas Services - 0.60%
Schlumberger Investment SA
1.30%, 05/12/2020
(b)
4,000 3,998
1.60%, 05/11/2020
(b)
500 500
$ 4,498
Pharmaceuticals - 3.68%
Merck & Co Inc
0.25%, 08/13/2020
(b)
4,000 3,997
1.85%, 05/01/2020
(b)
5,000 5,000
Novartis Finance Corp (credit support from
Novartis AG )
1.00%, 05/22/2020
(b),(d)
5,000 4,997
1.15%, 05/19/2020
(b),(d)
5,000 4,997
1.58%, 05/11/2020
(b),(d)
3,700 3,699
1.75%, 06/02/2020
(b),(d)
5,000 4,992
$ 27,682
Telecommunications - 0.15%
Telstra Corp Ltd
1.00%, 05/05/2020
(b)
1,100 1,100
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Water - 1.07%
American Water Capital Corp (credit support
from American Water Works )
0.35%, 05/06/2020
(b),(d)
$ 5,000 $ 5,000
0.60%, 05/05/2020
(b),(d)
3,000 3,000
$ 8,000
TOTAL COMMERCIAL PAPER $ 623,558
REPURCHASE AGREEMENTS - 4.26%
Maturity
Amount (000's) Value (000's)
Banks - 4.26%
Barclays Capital Inc Repurchase Agreement;
0.02% traded 04/30/2020 maturing
05/01/2020 (collateralized by US Government
Securities; $16,320,000; 0.00%; dated
02/15/2040-05/15/2045)
$ 16,000 $ 16,000
Merrill Lynch Repurchase Agreement; 0.03%
traded 04/30/2020 maturing 05/01/2020
(collateralized by US Government Security;
$16,320,033; 0.24%; dated 01/31/2021)
16,000 16,000
$ 32,000
TOTAL REPURCHASE AGREEMENTS $ 32,000
Total Investments $ 753,506
Other Assets and Liabilities -  (0.28)% (2,105)
TOTAL NET ASSETS - 100.00% $ 751,401
(a) Current yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $490,055 or 65.22% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Security issued by foreign bank and denominated in USD.
Portfolio Summary  (unaudited)
Sector Percent
Financial 53.76%
Consumer, Non-cyclical 15.18%
Energy 6.11%
Industrial 5.11%
Utilities 3.80%
Asset Backed Securities 3.56%
Money Market Funds 3.46%
Diversified 2.39%
Insured 2.21%
Government 1.67%
Basic Materials 1.33%
Communications 1.04%
Technology 0.66%
Other Assets and Liabilities
(0.28)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Overseas Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.31% Shares Held Value (000's)
Money Market Funds - 4.29%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
4,093,506 $ 4,094
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(c)
97,519,625 97,5 20
$ 101,61 4
Principal Exchange-Traded Funds - 0.02%
Principal International Multi-Factor Core Index
ETF
(c)
19,000 418
TOTAL INVESTMENT COMPANIES $ 102,03 2
COMMON STOCKS - 92.86% Shares Held Value (000's)
Advertising - 0.06%
Dentsu Group Inc 17,400 363
Publicis Groupe SA 17,510 517
WPP PLC 75,320 585
$ 1,465
Aerospace & Defense - 1.61%
Airbus SE
(d)
259,926 16,458
BAE Systems PLC 166,227 1,060
IHI Corp 5,900 73
Kawasaki Heavy Industries Ltd 7,500 114
Leonardo SpA 11,461 79
Meggitt PLC 62,894 220
Rolls-Royce Holdings PLC
(d)
4,875,116 20,178
$ 38,182
Agriculture - 2.71%
British American Tobacco PLC 918,243 35,393
Imperial Brands PLC 57,680 1,213
Japan Tobacco Inc 1,484,800 27,652
$ 64,258
Airlines - 0.87%
Deutsche Lufthansa AG
(e)
19,352 173
easyJet PLC 12,855 97
International Consolidated Airlines Group SA 62,552 175
Japan Airlines Co Ltd 9,100 162
Ryanair Holdings PLC ADR
(d)
313,322 19,887
$ 20,494
Apparel - 0.00%
Yue Yuen Industrial Holdings Ltd 58,500 93
Automobile Manufacturers - 1.73%
Bayerische Motoren Werke AG 19,210 1,130
Daimler AG 52,758 1,805
Fiat Chrysler Automobiles NV 63,662 552
Hino Motors Ltd 23,100 137
Honda Motor Co Ltd 1,086,900 26,394
Isuzu Motors Ltd 44,600 339
Mazda Motor Corp 46,000 260
Mitsubishi Motors Corp 54,300 154
Nissan Motor Co Ltd 120,200 409
Peugeot SA 23,795 337
Renault SA 15,555 307
Subaru Corp 40,900 819
Toyota Motor Corp 118,510 7,327
Volkswagen AG
(e)
2,628 389
Volvo AB - B Shares 42,082 539
$ 40,898
Automobile Parts & Equipment - 0.26%
Aisin Seiki Co Ltd 13,100 377
Bridgestone Corp 38,000 1,183
Cie Generale des Etablissements Michelin SCA 9,919 958
Continental AG 6,383 533
Denso Corp 28,800 1,012
Faurecia SE 6,142 220
JTEKT Corp 10,900 80
NGK Insulators Ltd 13,700 179
NGK Spark Plug Co Ltd 12,600 189
Nokian Renkaat OYJ 10,117 215
Sumitomo Electric Industries Ltd 50,200 517
Sumitomo Rubber Industries Ltd 13,900 135
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Toyoda Gosei Co Ltd 5,300 $ 99
Toyota Industries Corp 7,700 388
Yokohama Rubber Co Ltd/The 9,600 122
$ 6,207
Banks - 11.03%
ABN AMRO Bank NV
(f)
34,232 263
AEON Financial Service Co Ltd 8,700 90
Aozora Bank Ltd 9,600 171
Australia & New Zealand Banking Group Ltd 147,020 1,597
Banco Bilbao Vizcaya Argentaria SA 4,392,624 14,359
Banco de Sabadell SA 455,870 189
Banco Santander SA 1,018,301 2,275
Bank Hapoalim BM 69,447 445
Bank Leumi Le-Israel BM 76,048 410
Bank of Ireland Group PLC 78,339 161
Bankia SA 99,387 101
Bankinter SA 54,562 225
Barclays PLC 22,679,432 30,283
Bendigo & Adelaide Bank Ltd 42,134 178
BNP Paribas SA 757,192 23,788
BOC Hong Kong Holdings Ltd 213,300 655
CaixaBank SA 5,787,520 10,413
Canadian Imperial Bank of Commerce 127,105 7,532
Chiba Bank Ltd/The 44,200 205
Commonwealth Bank of Australia 91,816 3,709
Credit Agricole SA 70,608 568
Credit Suisse Group AG 101,806 930
Danske Bank A/S
(d)
39,622 470
DBS Group Holdings Ltd 67,100 945
DNB ASA 58,102 703
Erste Group Bank AG 24,350 528
Fukuoka Financial Group Inc 13,900 199
Grupo Financiero Banorte SAB de CV 7,114,906 19,478
Hang Seng Bank Ltd 44,000 770
HSBC Holdings PLC 1,053,532 5,415
ING Groep NV 3,068,403 17,192
Intesa Sanpaolo SpA 911,996 1,424
Israel Discount Bank Ltd 32,966 107
KBC Group NV 12,953 703
Lloyds Banking Group PLC 4,292,529 1,737
Mediobanca Banca di Credito Finanziario SpA 50,251 292
Mitsubishi UFJ Financial Group Inc 708,900 2,864
Mizrahi Tefahot Bank Ltd 11,397 233
Mizuho Financial Group Inc 1,390,100 1,619
National Australia Bank Ltd 149,536 1,638
Nordea Bank Abp 168,043 1,078
Oversea-Chinese Banking Corp Ltd 190,500 1,215
Raiffeisen Bank International AG 11,975 207
Resona Holdings Inc 169,300 529
Royal Bank of Scotland Group PLC 391,522 546
Seven Bank Ltd 5,297,800 14,361
Skandinaviska Enskilda Banken AB
(d)
99,727 821
Societe Generale SA 49,676 779
Standard Chartered PLC 140,907 720
Sumitomo Mitsui Financial Group Inc 641,400 16,867
Sumitomo Mitsui Trust Holdings Inc 18,407 536
Svenska Handelsbanken AB
(d)
80,671 736
Swedbank AB
(d)
430,256 5,092
UBS Group AG 200,154 2,143
UniCredit SpA
(d)
4,622,316 35,697
United Overseas Bank Ltd 1,552,700 22,187
Westpac Banking Corp 281,503 2,929
$ 261,307
Beverages - 1.16%
Coca-Cola European Partners PLC 632,129 25,057
Diageo PLC 70,913 2,442
$ 27,499
Biotechnology - 0.01%
BeiGene Ltd ADR
(d)
1,099 168

Schedule of Investments
Overseas Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 1.07%
AGC Inc/Japan 14,800 $ 365
Boral Ltd 94,855 184
Cie de Saint-Gobain 33,630 895
HeidelbergCement AG 12,045 571
LafargeHolcim Ltd
(d)
552,251 22,937
LIXIL Group Corp 21,600 259
Taiheiyo Cement Corp 9,700 190
$ 25,401
Chemicals - 7.42%
Air Liquide SA 182,946 23,244
Akzo Nobel NV 280,835 21,313
Arkema SA 5,579 464
Asahi Kasei Corp 72,200 512
BASF SE 802,434 41,066
Brenntag AG 612,521 27,734
Covestro AG
(f)
14,068 473
Daicel Corp 20,200 164
Evonik Industries AG 16,966 417
Johnson Matthey PLC 300,282 7,524
Kuraray Co Ltd 25,800 258
Linde PLC 267,145 49,263
Mitsubishi Chemical Holdings Corp 73,800 419
Mitsubishi Gas Chemical Co Inc 13,000 159
Mitsui Chemicals Inc 14,900 292
Nitto Denko Corp 9,200 460
Showa Denko KK 10,900 239
Solvay SA 5,994 468
Sumitomo Chemical Co Ltd 120,600 370
Toray Industries Inc 112,200 514
Tosoh Corp 21,100 258
$ 175,611
Commercial Services - 1.75%
Adecco Group AG 12,555 550
Amadeus IT Group SA 77,109 3,681
Atlantia SpA 40,100 657
Dai Nippon Printing Co Ltd 19,700 415
G4S PLC 43,969 60
ISS A/S
(d)
1,147,604 17,062
Randstad NV 9,641 388
RELX PLC 791,932 17,867
Secom Co Ltd 6,000 499
Toppan Printing Co Ltd 22,600 336
$ 41,515
Computers - 0.07%
Atos SE 7,950 568
Fujitsu Ltd 11,300 1,098
$ 1,666
Distribution & Wholesale - 1.62%
Bunzl PLC 674,076 14,631
ITOCHU Corp 39,100 766
Marubeni Corp 91,000 438
Mitsubishi Corp 51,100 1,084
Mitsui & Co Ltd 96,400 1,346
Sumitomo Corp 69,200 783
Toyota Tsusho Corp 17,200 409
Travis Perkins PLC 1,449,351 18,925
$ 38,382
Diversified Financial Services - 1.95%
AerCap Holdings NV
(d)
9,811 276
Credit Saison Co Ltd 12,700 144
Julius Baer Group Ltd 598,816 23,519
Mebuki Financial Group Inc 71,600 150
Mitsubishi UFJ Lease & Finance Co Ltd 32,700 156
Nomura Holdings Inc 191,200 793
ORIX Corp 1,763,400 20,751
SBI Holdings Inc/Japan 19,000 355
Tokyo Century Corp 3,500 120
$ 46,264
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 3.62%
AGL Energy Ltd 52,189 $ 573
AusNet Services 149,335 182
Chubu Electric Power Co Inc 37,100 502
CLP Holdings Ltd 95,500 1,022
E.ON SE 116,445 1,166
Electric Power Development Co Ltd 11,900 238
Electricite de France SA 49,371 393
Endesa SA 25,696 570
Enel SpA 3,781,561 25,830
Engie SA 1,739,072 18,869
Fortum Oyj 912,269 15,116
HK Electric Investments & HK Electric
Investments Ltd
215,000 222
Iberdrola SA 319,284 3,176
Kansai Electric Power Co Inc/The 40,600 416
Meridian Energy Ltd 103,689 282
Origin Energy Ltd 142,502 513
Power Assets Holdings Ltd 81,000 543
Red Electrica Corp SA 22,452 395
RWE AG 174,946 5,033
Sembcorp Industries Ltd 51,700 59
SSE PLC 577,520 9,059
Terna Rete Elettrica Nazionale SpA 72,974 457
Tohoku Electric Power Co Inc 34,600 326
Tokyo Electric Power Co Holdings Inc
(d)
123,500 416
Uniper SE 16,286 438
$ 85,796
Electrical Components & Equipment - 0.12%
Brother Industries Ltd 18,000 305
Schneider Electric SE 28,678 2,650
$ 2,955
Electronics - 2.10%
ABB Ltd 1,719,508 32,641
Alps Alpine Co Ltd 16,900 174
Murata Manufacturing Co Ltd 294,800 16,611
Omron Corp 5,300 311
$ 49,737
Engineering & Construction - 1.45%
ACS Actividades de Construccion y Servicios SA 20,666 517
Aena SME SA
(d),(f)
9,322 1,180
Auckland International Airport Ltd 51,120 189
Balfour Beatty PLC 3,267,924 10,636
Beijing Capital International Airport Co Ltd 6,942,000 4,651
Bouygues SA 18,122 558
CK Infrastructure Holdings Ltd 53,500 318
Fraport AG Frankfurt Airport Services Worldwide
(e)
3,366 147
JGC Holdings Corp 17,800 172
Kajima Corp 36,400 378
Keppel Corp Ltd
(e)
117,800 497
NWS Holdings Ltd 82,000 85
Obayashi Corp 52,600 460
Shimizu Corp 31,000 238
Skanska AB
(d)
27,521 524
Taisei Corp 10,700 334
Vinci SA 162,985 13,352
$ 34,236
Entertainment - 0.04%
Flutter Entertainment PLC 4,140 510
GVC Holdings PLC 47,088 447
$ 957
Food - 3.94%
Aryzta AG
(d)
1,844,124 749
Associated British Foods PLC 829,335 19,688
Carrefour SA 712,102 10,576
Dairy Farm International Holdings Ltd 13,651 65
Danone SA 226,875 15,813
Jardine Strategic Holdings Ltd 17,873 384
Koninklijke Ahold Delhaize NV 57,092 1,386

Schedule of Investments
Overseas Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
METRO AG 14,572 $ 127
NH Foods Ltd 4,300 153
Nisshin Seifun Group Inc 8,000 124
Orkla ASA 1,471,367 13,291
Seven & i Holdings Co Ltd 867,800 28,739
Tesco PLC 507,952 1,502
Toyo Suisan Kaisha Ltd 3,700 178
Wm Morrison Supermarkets PLC 194,520 447
$ 93,222
Food Service - 0.86%
Compass Group PLC 1,204,105 20,262
Forest Products & Paper - 0.11%
Mondi PLC 25,536 451
Oji Holdings Corp 69,700 354
Smurfit Kappa Group PLC 18,288 573
Stora Enso Oyj 47,069 554
UPM-Kymmene Oyj 27,686 759
$ 2,691
Gas - 0.87%
Centrica PLC 471,407 236
Enagas SA 20,142 470
National Grid PLC 180,532 2,116
Naturgy Energy Group SA 23,893 422
Osaka Gas Co Ltd 21,600 402
Snam SpA 3,632,289 16,294
Toho Gas Co Ltd 3,900 192
Tokyo Gas Co Ltd 21,800 478
$ 20,610
Hand & Machine Tools - 0.01%
Amada Co Ltd 26,800 242
Healthcare - Products - 1.14%
Koninklijke Philips NV 618,084 26,944
Healthcare - Services - 0.04%
Fresenius SE & Co KGaA 21,675 939
Holding Companies - Diversified - 0.08%
CK Hutchison Holdings Ltd 157,500 1,167
Jardine Matheson Holdings Ltd 12,848 563
Swire Pacific Ltd 40,000 260
$ 1,990
Home Builders - 0.13%
Barratt Developments PLC 82,405 537
Daiwa House Industry Co Ltd 33,800 857
Persimmon PLC 18,490 512
Sekisui House Ltd 41,200 707
Taylor Wimpey PLC 265,453 490
$ 3,103
Home Furnishings - 0.11%
Panasonic Corp 146,900 1,120
Sony Corp 23,100 1,486
$ 2,606
Insurance - 5.88%
Aegon NV 144,819 375
Ageas 10,940 394
Allianz SE 86,764 15,968
Assicurazioni Generali SpA 67,332 961
Aviva PLC 3,245,699 9,816
AXA SA 1,315,636 23,387
Challenger Ltd 44,562 142
CNP Assurances
(d)
13,888 143
Dai-ichi Life Holdings Inc 62,100 778
Hannover Rueck SE 3,128 498
Hiscox Ltd 957,230 8,421
Japan Post Holdings Co Ltd 90,800 726
Japan Post Insurance Co Ltd 18,200 233
Legal & General Group PLC 309,387 795
M&G PLC 210,421 349
Manulife Financial Corp 412,098 5,190
Mapfre SA 87,234 160
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
MS&AD Insurance Group Holdings Inc 27,400 $ 789
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
4,422 969
NN Group NV 18,919 547
Prudential PLC 2,749,008 38,781
Sampo Oyj 534,540 17,718
SCOR SE
(d)
8,339 235
Sompo Holdings Inc 190,500 6,179
Sony Financial Holdings Inc 8,000 152
Suncorp Group Ltd 65,394 389
Swiss Life Holding AG 2,060 731
Swiss Re AG
(e)
15,286 1,111
T&D Holdings Inc 43,600 377
Zurich Insurance Group AG 9,167 2,906
$ 139,220
Internet - 1.06%
Baidu Inc ADR
(d)
244,401 24,667
Z Holdings Corp 137,300 530
$ 25,197
Investment Companies - 0.07%
BGP Holdings PLC
(d),(g),(h)
738,711 —
Industrivarden AB
(d)
13,515 277
Investor AB 18,140 901
Kinnevik AB 19,574 402
L E Lundbergforetagen AB
(d)
3,073 129
$ 1,709
Iron & Steel - 0.09%
ArcelorMittal SA 53,758 587
Evraz PLC 26,733 89
Fortescue Metals Group Ltd 82,641 632
JFE Holdings Inc 39,800 264
Nippon Steel Corp 46,400 390
voestalpine AG 9,390 195
$ 2,157
Leisure Products & Services - 0.03%
Carnival PLC 12,700 175
TUI AG
(e)
35,744 142
Yamaha Motor Co Ltd 22,600 291
$ 608
Lodging - 1.09%
Sands China Ltd 140,000 567
SJM Holdings Ltd 25,392,083 25,070
Wynn Macau Ltd 44,000 76
$ 25,713
Machinery - Construction & Mining - 2.05%
Hitachi Construction Machinery Co Ltd 8,600 202
Hitachi Ltd 759,360 22,538
Komatsu Ltd 575,300 10,885
Mitsubishi Electric Corp 106,200 1,307
Mitsubishi Heavy Industries Ltd 18,700 479
Weir Group PLC/The 1,104,369 13,198
$ 48,609
Machinery - Diversified - 3.87%
ANDRITZ AG
(d)
5,891 193
CNH Industrial NV
(d)
1,639,487 10,255
FANUC Corp 233,700 38,143
KION Group AG 359,292 17,822
Nabtesco Corp 875,300 25,047
Sumitomo Heavy Industries Ltd 9,000 190
$ 91,650
Media - 0.03%
Informa PLC 64,926 359
ITV PLC 293,132 281
$ 640
Metal Fabrication & Hardware - 0.03%
NSK Ltd 29,000 201
SKF AB 30,790 486
$ 687

Schedule of Investments
Overseas Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 1.56%
Anglo American PLC 59,843 $ 1,064
BHP Group Ltd 175,134 3,575
BHP Group PLC 122,742 2,060
Fresnillo PLC 2,022,080 17,963
Glencore PLC
(d)
620,389 1,162
Mitsubishi Materials Corp 5,900 121
Norsk Hydro ASA 38,095 97
Rio Tinto Ltd 19,254 1,085
Rio Tinto PLC 188,473 8,748
South32 Ltd 400,032 503
Sumitomo Metal Mining Co Ltd 18,800 469
$ 36,847
Miscellaneous Manufacturers - 2.54%
Siemens AG 648,284 59,826
Toshiba Corp 15,700 389
$ 60,215
Office & Business Equipment - 0.08%
Canon Inc 57,600 1,211
Konica Minolta Inc 36,600 142
Ricoh Co Ltd 54,200 369
Seiko Epson Corp 22,600 257
$ 1,979
Oil & Gas - 3.92%
BP PLC 3,423,447 13,490
Ecopetrol SA ADR
(e)
2,152,533 22,494
Eni SpA 131,945 1,257
Equinor ASA 51,948 719
Idemitsu Kosan Co Ltd 15,800 359
Inpex Corp 82,800 535
JXTG Holdings Inc 176,910 627
Lundin Energy AB 1,011,990 26,038
OMV AG 11,915 389
Repsol SA 103,612 940
Royal Dutch Shell PLC - A Shares 216,820 3,570
Royal Dutch Shell PLC - B Shares 193,666 3,100
TOTAL SA 524,746 18,624
Woodside Petroleum Ltd 54,303 778
$ 92,920
Packaging & Containers - 0.01%
Toyo Seikan Group Holdings Ltd 11,500 117
Pharmaceuticals - 6.38%
AstraZeneca PLC 174,971 18,301
Bayer AG 359,733 23,659
GlaxoSmithKline PLC 370,401 7,727
Hisamitsu Pharmaceutical Co Inc 2,700 127
Kyowa Kirin Co Ltd 12,700 295
Medipal Holdings Corp 14,800 286
Novartis AG 370,784 31,642
Otsuka Holdings Co Ltd 11,400 448
Roche Holding AG 49,700 17,211
Sanofi 58,490 5,713
Sinopharm Group Co Ltd 1,803,033 4,862
Suzuken Co Ltd/Aichi Japan 2,100 81
Takeda Pharmaceutical Co Ltd 1,115,723 40,235
Teva Pharmaceutical Industries Ltd ADR
(d)
56,642 608
$ 151,195
Pipelines - 1.76%
Enbridge Inc 615,700 18,865
Koninklijke Vopak NV 398,489 22,924
$ 41,789
Private Equity - 0.02%
3i Group PLC 59,539 585
Real Estate - 1.26%
Aeon Mall Co Ltd 2,900 36
CK Asset Holdings Ltd 148,500 938
Deutsche Wohnen SE 12,127 491
Hang Lung Properties Ltd 163,000 349
Henderson Land Development Co Ltd 117,438 479
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Hongkong Land Holdings Ltd 2,727,822 $ 11,411
Kerry Properties Ltd 34,500 95
New World Development Co Ltd 497,285 587
Nomura Real Estate Holdings Inc 10,100 164
Sino Land Co Ltd 248,000 347
Sun Hung Kai Properties Ltd 91,383 1,250
Swire Properties Ltd 4,000,600 11,221
Swiss Prime Site AG 3,939 375
Tokyu Fudosan Holdings Corp 49,400 242
Vonovia SE 26,720 1,321
Wharf Real Estate Investment Co Ltd 97,000 411
$ 29,717
REITs - 0.19%
British Land Co PLC/The 71,245 364
CapitaLand Commercial Trust 142,000 161
CapitaLand Mall Trust 73,200 97
Covivio 3,877 244
ICADE 2,411 185
Japan Retail Fund Investment Corp 213 232
Klepierre SA 16,017 325
Land Securities Group PLC 57,009 476
Mapletree Commercial Trust 60,800 84
Orix JREIT Inc 140 167
Scentre Group 425,235 639
Stockland 192,919 358
Suntec Real Estate Investment Trust 158,700 157
Unibail-Rodamco-Westfield 8,479 502
United Urban Investment Corp 239 240
Vicinity Centres 259,165 248
$ 4,479
Retail - 2.36%
B&M European Value Retail SA 5,044,000 21,094
Cie Financiere Richemont SA 366,126 20,772
Dufry AG
(d)
3,273 107
E-MART Inc 117,938 11,622
Harvey Norman Holdings Ltd
(e)
45,366 81
Hennes & Mauritz AB
(e)
42,260 578
J Front Retailing Co Ltd 18,700 152
Kingfisher PLC 170,731 339
Marks & Spencer Group PLC 157,779 184
Swatch Group AG/The - REG 4,258 165
Wesfarmers Ltd 20,581 500
Yamada Denki Co Ltd 50,800 241
$ 55,835
Semiconductors - 3.65%
Infineon Technologies AG 1,021,204 18,985
MediaTek Inc 2,651,697 36,616
Rohm Co Ltd 2,600 165
Samsung Electronics Co Ltd 736,942 30,301
SUMCO Corp 20,100 286
$ 86,353
Shipbuilding - 0.01%
Yangzijiang Shipbuilding Holdings Ltd 193,000 134
Software - 1.22%
Micro Focus International PLC 877,724 5,204
SAP SE 198,307 23,620
$ 28,824
Telecommunications - 4.03%
BT Group PLC 501,352 731
China Mobile Ltd 2,079,437 16,717
Deutsche Telekom AG 1,324,590 19,365
Eutelsat Communications SA 14,127 158
HKT Trust & HKT Ltd 306,000 494
KDDI Corp 105,500 3,056
Millicom International Cellular SA 7,822 203
Nippon Telegraph & Telephone Corp 76,900 1,751
NTT DOCOMO Inc 79,600 2,346
Orange SA 119,075 1,446

Schedule of Investments
Overseas Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Proximus SADP 12,307 $ 263
SES SA 29,483 196
Singapore Telecommunications Ltd 423,700 847
SK Telecom Co Ltd 116,384 20,228
SoftBank Group Corp 81,300 3,485
Spark New Zealand Ltd 148,637 402
Swisscom AG 1,343 698
Telecom Italia SpA/Milano
(d)
738,724 293
Telecom Italia SpA/Milano - RSP 488,309 195
Telefonica Deutschland Holding AG 72,204 205
Telefonica SA 278,904 1,275
Telenor ASA 37,941 582
Telia Co AB 163,312 568
TPG Telecom Ltd 19,524 93
Vodafone Group PLC 14,016,548 19,773
$ 95,370
Textiles - 0.01%
Teijin Ltd 14,400 230
Transportation - 1.10%
Central Japan Railway Co 8,400 1,322
Deutsche Post AG 774,404 23,006
Kamigumi Co Ltd 8,700 153
Mitsui OSK Lines Ltd 6,000 104
MTR Corp Ltd 79,500 440
Nippon Yusen KK 12,400 163
Poste Italiane SpA
(f)
27,476 234
West Japan Railway Co 9,500 587
$ 26,009
Water - 0.62%
Suez 27,649 313
United Utilities Group PLC 35,368 400
Veolia Environnement SA 657,050 14,007
$ 14,720
TOTAL COMMON STOCKS $ 2,199,208
PREFERRED STOCKS - 1.92% Shares Held Value (000's)
Automobile Manufacturers - 1.90%
Bayerische Motoren Werke AG 2.52% 4,601 $ 216
Porsche Automobil Holding SE 3.11% 12,394 626
Volkswagen AG 6.56% 317,639 44,194
$ 45,036
Consumer Products - 0.02%
Henkel AG & Co KGaA 1.85% 4,620 4 09
TOTAL PREFERRED STOCKS $ 45,44 5
Total Investments $ 2,346,685
Other Assets and Liabilities -  0.91% 21,549
TOTAL NET ASSETS - 100.00% $ 2,368,234
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,094 or
0.17% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,150 or 0.09% of net assets.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  (unaudited)
Location Percent
United Kingdom 19.98%
Japan 15.54%
Germany 14.09%
France 8.27%
Switzerland 6.78%
United States 4.32%
Netherlands 4.15%
Italy 3.52%
Hong Kong 3.19%
Korea, Republic Of 2.62%
Spain 1.71%
Mexico 1.58%
Taiwan 1.55%
Sweden 1.55%
Finland 1.49%
China 1.46%
Canada 1.33%
Singapore 1.11%
Colombia 0.95%
Australia 0.91%
Ireland 0.90%
Denmark 0.74%
Norway 0.64%
Bermuda 0.35%
Israel 0.08%
Belgium 0.08%
Austria 0.07%
Luxembourg 0.04%
New Zealand 0.04%
Macao 0.03%
Isle of Man 0.02%
Russian Federation 0.00%
Other Assets and Liabilities
0.91%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Overseas Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 42,278 $ 1,071,587 $ 1,016,34 5 $ 97,5 20
Principal International Multi-Factor Core Index ETF 485 — — 418
$ 42,763 $ 1,071,587 $ 1,016,34 5 $ 97,93 8
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 304 $ — $ — $ —
Principal International Multi-Factor Core Index ETF 5 — — (67)
$ 309 $ — $ — $ (67)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2020 Long 304 $ 24,902 $ 1,168
Total $ 1,168
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.14% Shares Held Value (000's)
Money Market Funds - 1.14%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
5 $ —
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(c)
17,975,415 17,975
$ 17,975
TOTAL INVESTMENT COMPANIES $ 17,975
COMMON STOCKS - 98.79% Shares Held Value (000's)
Aerospace & Defense - 1.79%
Northrop Grumman Corp 54,047 17,872
Teledyne Technologies Inc
( d)
32,167 10,476
$ 28,348
Apparel - 1.95%
Deckers Outdoor Corp
( d)
134,090 19,947
NIKE Inc 125,491 10,941
$ 30,888
Automobile Manufacturers - 0.85%
PACCAR Inc 193,357 13,386
Banks - 4.31%
JPMorgan Chase & Co 480,963 46,057
PNC Financial Services Group Inc/The 179,109 19,106
US Bancorp 80,671 2,944
$ 68,107
Beverages - 2.47%
Keurig Dr Pepper Inc 227,257 6,013
PepsiCo Inc 250,403 33,126
$ 39,139
Chemicals - 1.06%
FMC Corp 181,960 16,722
Commercial Services - 0.52%
PayPal Holdings Inc
( d)
67,208 8,267
Computers - 4.75%
Apple Inc 255,775 75,147
Consumer Products - 1.26%
Church & Dwight Co Inc 284,390 19,904
Diversified Financial Services - 5.36%
Ameriprise Financial Inc 103,193 11,861
Charles Schwab Corp/The 641,091 24,182
Discover Financial Services 249,448 10,719
Nasdaq Inc 90,594 9,935
Visa Inc 157,396 28,130
$ 84,827
Electric - 3.85%
NextEra Energy Inc 137,038 31,672
Xcel Energy Inc 458,596 29,149
$ 60,821
Electronics - 2.17%
Honeywell International Inc 169,658 24,075
Roper Technologies Inc 30,013 10,235
$ 34,310
Environmental Control - 0.96%
Republic Services Inc 173,962 13,628
Waste Connections Inc 18,146 1,559
$ 15,187
Food - 1.32%
McCormick & Co Inc/MD 88,087 13,815
Tyson Foods Inc 113,743 7,074
$ 20,889
Hand & Machine Tools - 0.17%
Snap-on Inc 20,371 2,654
Healthcare - Products - 5.22%
Abbott Laboratories 171,097 15,756
Edwards Lifesciences Corp
( d)
31,902 6,939
Medtronic PLC 230,690 22,522
Thermo Fisher Scientific Inc 78,317 26,211
Varian Medical Systems Inc
( d)
96,847 11,078
$ 82,506
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 2.06%
UnitedHealth Group Inc 71,521 $ 20,918
Universal Health Services Inc 109,777 11,602
$ 32,520
Insurance - 2.93%
Chubb Ltd 120,047 12,966
Fidelity National Financial Inc 272,382 7,368
Marsh & McLennan Cos Inc 211,838 20,618
Progressive Corp/The 68,754 5,315
$ 46,267
Internet - 9.32%
Alphabet Inc - A Shares
( d)
35,768 48,169
Amazon.com Inc
( d)
27,647 68,399
Facebook Inc
( d)
123,214 25,223
Netflix Inc
( d)
13,482 5,660
$ 147,451
Machinery - Diversified - 0.86%
Deere & Co 93,726 13,596
Media - 1.88%
Comcast Corp - Class A 445,585 16,767
Nexstar Media Group Inc 25,522 1,788
Walt Disney Co/The 104,129 11,261
$ 29,816
Miscellaneous Manufacturers - 0.34%
3M Co 35,267 5,358
Oil & Gas - 2.32%
Chevron Corp 178,235 16,398
Royal Dutch Shell PLC - B shares ADR 303,917 9,716
Valero Energy Corp 167,443 10,607
$ 36,721
Packaging & Containers - 0.98%
Ball Corp 236,577 15,517
Pharmaceuticals - 8.11%
Becton Dickinson and Co 103,094 26,034
Bristol-Myers Squibb Co 343,829 20,908
DexCom Inc
( d)
14,584 4,889
Johnson & Johnson 142,460 21,375
Merck & Co Inc 412,328 32,714
Pfizer Inc 584,770 22,432
$ 128,352
REITs - 3.66%
Alexandria Real Estate Equities Inc 195,243 30,671
American Tower Corp 15,383 3,661
Extra Space Storage Inc 161,735 14,271
Prologis Inc 104,504 9,325
$ 57,928
Retail - 5.61%
Costco Wholesale Corp 77,675 23,536
Home Depot Inc/The 129,124 28,385
Lululemon Athletica Inc
( d)
72,596 16,224
Starbucks Corp 104,084 7,986
Target Corp 114,635 12,580
$ 88,711
Semiconductors - 4.58%
Broadcom Inc 56,325 15,299
Lam Research Corp 54,273 13,855
Microchip Technology Inc 143,094 12,553
NVIDIA Corp 37,057 10,831
Taiwan Semiconductor Manufacturing Co Ltd
ADR
374,718 19,909
$ 72,447
Software - 11.74%
Adobe Inc
( d)
93,634 33,113
Fair Isaac Corp
( d)
56,979 20,110
Fidelity National Information Services Inc 197,930 26,105
Microsoft Corp 468,300 83,924
salesforce.com Inc
( d)
43,828 7,098
ServiceNow Inc
( d)
43,548 15,309
$ 185,659

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 4.40%
Cisco Systems Inc 391,690 $ 16,600
T-Mobile US Inc
( d)
266,540 23,402
Verizon Communications Inc 516,387 29,666
$ 69,668
Toys, Games & Hobbies - 0.50%
Hasbro Inc 109,717 7,923
Transportation - 1.49%
Expeditors International of Washington Inc 152,697 10,934
Union Pacific Corp 79,504 12,704
$ 23,638
TOTAL COMMON STOCKS $ 1,562,674
Total Investments $ 1,580,649
Other Assets and Liabilities -  0.07% 1,129
TOTAL NET ASSETS - 100.00% $ 1,581,778
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Technology 21.07%
Consumer, Non-cyclical 20.96%
Financial 16.26%
Communications 15.60%
Consumer, Cyclical 8.91%
Industrial 8.76%
Utilities 3.85%
Energy 2.32%
Money Market Funds 1.14%
Basic Materials 1.06%
Other Assets and Liabilities
0.07%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 48,465 $ 224,917 $ 255,407 $ 17,975
$ 48,465 $ 224,917 $ 255,407 $ 17,975
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 227 $ — $ — $ —
$ 227 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42.21%
Blue Chip Fund
(a)
904,947 $ 24,198
Core Fixed Income Fund
(a)
16,534,582 165,180
Diversified International Fund
(a)
2,464,373 26,763
Diversified Real Asset Fund
(a)
1,085,066 10,807
International Small Company Fund
(a)
876,663 7,732
LargeCap Growth Fund I
(a)
1,486,066 23,673
MidCap Fund
(a)
568,416 15,126
MidCap Value Fund I
(a)
784,497 8,959
SmallCap Growth Fund I
(a),(b)
469,179 5,729
SmallCap Value Fund II
(a)
412,082 3,297
$ 291,464
Principal Funds, Inc. Institutional Class - 57.80%
Bond Market Index Fund
(a)
8,852,929 104,730
Equity Income Fund
(a)
490,702 13,637
High Income Fund
(a)
4,999,066 41,642
Inflation Protection Fund
(a)
3,494,628 31,277
LargeCap S&P 500 Index Fund
(a)
2,262,735 40,300
LargeCap Value Fund III
(a)
973,126 13,468
Overseas Fund
(a)
3,198,280 23,891
Short-Term Income Fund
(a)
10,527,994 130,231
$ 399,176
TOTAL INVESTMENT COMPANIES $ 690,640
Total Investments $ 690,640
Other Assets and Liabilities -  (0.01)% (91)
TOTAL NET ASSETS - 100.00% $ 690,549
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 72.39%
Domestic Equity Funds 21.48%
International Equity Funds 4.58%
Specialty Funds 1.56%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 20,395 $ 5,963 $ 3,51 3 $ 24,198
Bond Market Index Fund 112,773 4,459 14,941 104,730
Core Fixed Income Fund 174,104 8,146 20,079 165,180
Diversified International Fund 27,188 5,440 1,935 26,763
Diversified Real Asset Fund 12,123 1,163 875 10,807
Equity Income Fund 16,807 1,391 2,072 13,637
High Income Fund 47,714 2,906 3,928 41,642
Inflation Protection Fund 32,844 1,159 3,868 31,277
International Small Company Fund 8,793 1,381 490 7,732
LargeCap Growth Fund I 19,700 6,456 3,154 23,673
LargeCap S&P 500 Index Fund 35,494 10,025 4,27 0 40,300
LargeCap Value Fund III 17,136 1,872 2,374 13,468
MidCap Fund 18,122 1,606 2,339 15,126
MidCap Value Fund I 10,933 1,106 929 8,959
Overseas Fund 26,704 5,960 1,937 23,891
Short-Term Income Fund 135,541 10,297 16,132 130,231
SmallCap Growth Fund I 5,812 686 245 5,729
SmallCap Value Fund II 4,964 274 992 3,297
$ 727,147 $ 70,290 $ 84,07 3 $ 690,640
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 166 $ 1,05 2 $ 796 $ 301
Bond Market Index Fund 2,578 105 — 2,334
Core Fixed Income Fund 2,313 (86) — 3,095
Diversified International Fund 623 (228) — (3,702)
Diversified Real Asset Fund 288 38 — (1,642)
Equity Income Fund 162 569 459 (3,058)
High Income Fund 1,503 (222) — (4,828)
Inflation Protection Fund 194 179 — 963
International Small Company Fund 258 20 — (1,972)
LargeCap Growth Fund I 53 772 1,513 (101)
LargeCap S&P 500 Index Fund 737 1,11 5 656 (2,064)
LargeCap Value Fund III 397 230 705 (3,396)
MidCap Fund 122 689 750 (2,952)
MidCap Value Fund I 242 6 321 (2,157)
Overseas Fund 819 93 — (6,929)
Short-Term Income Fund 1,463 — — 525
SmallCap Growth Fund I — 35 434 (559)
SmallCap Value Fund II 46 254 — (1,203)
$ 11,964 $ 4,62 1 $ 5,634 $ (27,345)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45.45%
Blue Chip Fund
(a)
558,535 $ 14,935
Core Fixed Income Fund
(a)
7,906,479 78,986
Diversified International Fund
(a)
1,620,994 17,604
Diversified Real Asset Fund
(a)
511,782 5,097
International Small Company Fund
(a)
574,030 5,063
LargeCap Growth Fund I
(a)
955,131 15,215
MidCap Fund
(a)
376,197 10,011
MidCap Value Fund I
(a)
522,887 5,972
SmallCap Growth Fund I
(a),(b)
324,416 3,961
SmallCap Value Fund II
(a)
313,765 2,510
$ 159,354
Principal Funds, Inc. Institutional Class - 54.56%
Bond Market Index Fund
(a)
3,950,315 46,732
Equity Income Fund
(a)
322,380 8,959
High Income Fund
(a)
2,232,776 18,599
Inflation Protection Fund
(a)
1,673,950 14,982
LargeCap S&P 500 Index Fund
(a)
1,434,692 25,552
LargeCap Value Fund III
(a)
639,092 8,845
Overseas Fund
(a)
2,097,465 15,668
Short-Term Income Fund
(a)
4,201,548 51,973
$ 191,310
TOTAL INVESTMENT COMPANIES $ 350,664
Total Investments $ 350,664
Other Assets and Liabilities -  (0.01)% (40)
TOTAL NET ASSETS - 100.00% $ 350,624
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 65.27%
Domestic Equity Funds 27.38%
International Equity Funds 5.91%
Specialty Funds 1.45%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 13,123 $ 3,508 $ 2,414 $ 14,935
Bond Market Index Fund 52,956 4,255 11,610 46,732
Core Fixed Income Fund 88,012 6,978 17,489 78,986
Diversified International Fund 17,948 4,241 1,899 17,604
Diversified Real Asset Fund 5,933 834 879 5,097
Equity Income Fund 11,165 1,190 1,691 8,959
High Income Fund 22,411 2,298 3,740 18,599
Inflation Protection Fund 16,509 1,264 3,365 14,982
International Small Company Fund 5,822 1,204 633 5,063
LargeCap Growth Fund I 12,820 4,773 2,656 15,215
LargeCap S&P 500 Index Fund 24,006 6,160 3,72 7 25,552
LargeCap Value Fund III 11,333 1,509 1,838 8,845
MidCap Fund 11,927 1,322 1,675 10,011
MidCap Value Fund I 7,425 939 898 5,972
Overseas Fund 17,724 4,490 1,900 15,668
Short-Term Income Fund 56,609 6,705 11,546 51,973
SmallCap Growth Fund I 4,097 578 333 3,961
SmallCap Value Fund II 3,723 298 749 2,510
$ 383,543 $ 52,546 $ 69,04 2 $ 350,664
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 107 $ 543 $ 514 $ 175
Bond Market Index Fund 1,21 5 108 — 1,023
Core Fixed Income Fund 1,158 (4) — 1,489
Diversified International Fund 423 63 — (2,749)
Diversified Real Asset Fund 143 (17) — (774)
Equity Income Fund 108 311 307 (2,016)
High Income Fund 703 (251) — (2,119)
Inflation Protection Fund 98 (56) — 630
International Small Company Fund 172 10 — (1,340)
LargeCap Growth Fund I 37 141 1,050 137
LargeCap S&P 500 Index Fund 503 1,05 0 447 (1,937)
LargeCap Value Fund III 265 96 470 (2,255)
MidCap Fund 81 287 496 (1,850)
MidCap Value Fund I 166 2 220 (1,496)
Overseas Fund 559 (5) — (4,641)
Short-Term Income Fund 609 10 — 195
SmallCap Growth Fund I — 23 309 (404)
SmallCap Value Fund II 35 142 — (904)
$ 6,38 2 $ 2,45 3 $ 3,813 $ (18,836)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2020 (unaudited)
See accompanying notes.

Er ar
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48.62%
Blue Chip Fund
( a)
6,766,500 $ 180,936
Core Fixed Income Fund
( a)
74,905,106 748,302
Diversified International Fund
( a)
20,726,239 225,087
Diversified Real Asset Fund
( a)
5,416,077 53,944
International Small Company Fund
( a)
7,006,075 61,794
LargeCap Growth Fund I
( a)
11,528,331 183,646
MidCap Fund
( a)
4,588,489 122,100
MidCap Value Fund I
( a)
6,772,075 77,337
SmallCap Growth Fund I
( a),(b)
3,897,022 47,583
SmallCap Value Fund II
( a)
3,856,414 30,851
$ 1,731,580
Principal Funds, Inc. Institutional Class - 51.39%
Bond Market Index Fund
( a)
36,190,014 428,128
Equity Income Fund
( a)
4,126,409 114,673
High Income Fund
( a)
19,221,677 160,117
Inflation Protection Fund
( a)
16,445,756 147,189
LargeCap S&P 500 Index Fund
( a)
17,522,306 312,072
LargeCap Value Fund III
( a)
8,175,288 113,146
Overseas Fund
( a)
26,748,317 199,810
Short-Term Income Fund
( a)
28,712,058 355,168
$ 1,830,303
TOTAL INVESTMENT COMPANIES $ 3,561,883
Total Investments $ 3,561,883
Other Assets and Liabilities -  (0.01)% (331)
TOTAL NET ASSETS - 100.00% $ 3,561,552
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 57.95%
Domestic Equity Funds 33.21%
International Equity Funds 7.34%
Specialty Funds 1.51%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 166,529 $ 29,594 $ 22,862 $ 180,936
Bond Market Index Fund 477,486 22,050 81,359 428,128
Core Fixed Income Fund 839,402 28,608 133,031 748,302
Diversified International Fund 248,544 31,559 20,377 225,087
Diversified Real Asset Fund 65,640 2,187 5,248 53,944
Equity Income Fund 144,998 6,249 14,240 114,673
High Income Fund 194,904 8,736 23,208 160,117
Inflation Protection Fund 162,314 5,419 25,981 147,189
International Small Company Fund 77,513 5,322 4,512 61,794
LargeCap Growth Fund I 167,999 37,869 24,556 183,646
LargeCap S&P 500 Index Fund 307,006 50,117 31,665 312,072
LargeCap Value Fund III 146,160 10,036 14,968 113,146
MidCap Fund 150,763 8,011 17,220 122,100
MidCap Value Fund I 99,079 5,747 7,693 77,337
Overseas Fund 239,219 40,321 19,377 199,810
Short-Term Income Fund 389,904 29,866 65,826 355,168
SmallCap Growth Fund I 50,921 4,091 2,771 47,583
SmallCap Value Fund II 45,945 717 6,147 30,851
$ 3,974,326 $ 326,499 $ 521,041 $ 3,561,883
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 1,353 $ 6,575 $ 6,503 $ 1,100
Bond Market Index Fund 11,193 265 — 9,686
Core Fixed Income Fund 10,953 (657) — 13,980
Diversified International Fund 5,658 (1,659) — (32,980)
Diversified Real Asset Fund 1,559 (112) — (8,523)
Equity Income Fund 1,401 3,844 3,956 (26,178)
High Income Fund 6,011 (1,671) — (18,644)
Inflation Protection Fund 962 (80) — 5,517
International Small Company Fund 2,270 (21) — (16,508)
LargeCap Growth Fund I 459 4,550 13,079 (2,216)
LargeCap S&P 500 Index Fund 6,351 8,938 5,651 (22,324)
LargeCap Value Fund III 3,294 1,444 5,850 (29,526)
MidCap Fund 1,000 3,435 6,182 (22,889)
MidCap Value Fund I 2,196 1 2,910 (19,797)
Overseas Fund 7,306 248 — (60,601)
Short-Term Income Fund 4,139 (15) — 1,239
SmallCap Growth Fund I — 324 3,802 (4,982)
SmallCap Value Fund II 428 1,545 — (11,209)
$ 66,533 $ 26,954 $ 47,933 $ (244,855)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.65%
Blue Chip Fund
(a)
3,221,333 $ 86,139
Core Fixed Income Fund
(a)
28,457,952 284,295
Diversified International Fund
(a)
10,288,025 111,728
Diversified Real Asset Fund
(a)
2,381,639 23,721
International Small Company Fund
(a)
3,490,836 30,789
LargeCap Growth Fund I
(a)
5,479,292 87,285
MidCap Fund
(a)
2,258,862 60,108
MidCap Value Fund I
(a)
3,425,680 39,121
SmallCap Growth Fund I
(a),(b)
1,966,993 24,017
SmallCap Value Fund II
(a)
2,044,556 16,357
$ 763,560
Principal Funds, Inc. Institutional Class - 47.36%
Bond Market Index Fund
(a)
12,636,672 149,492
Equity Income Fund
(a)
2,065,403 57,397
High Income Fund
(a)
7,131,946 59,409
Inflation Protection Fund
(a)
4,848,793 43,397
LargeCap S&P 500 Index Fund
(a)
8,246,869 146,877
LargeCap Value Fund III
(a)
4,095,138 56,677
Overseas Fund
(a)
13,327,606 99,557
Short-Term Income Fund
(a)
5,987,902 74,070
$ 686,876
TOTAL INVESTMENT COMPANIES $ 1,450,436
Total Investments $ 1,450,436
Other Assets and Liabilities -  (0.01)% (99)
TOTAL NET ASSETS - 100.00% $ 1,450,337
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49.80%
Domestic Equity Funds 39.59%
International Equity Funds 8.98%
Specialty Funds 1.64%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 80,463 $ 18,310 $ 15,807 $ 86,139
Bond Market Index Fund 158,943 14,198 27,241 149,492
Core Fixed Income Fund 260,698 66,778 48,461 284,295
Diversified International Fund 110,142 24,300 5,724 111,728
Diversified Real Asset Fund 25,304 3,497 1,415 23,721
Equity Income Fund 67,862 7,439 6,971 57,397
High Income Fund 66,032 7,262 6,463 59,409
Inflation Protection Fund 44,987 3,555 6,750 43,397
International Small Company Fund 32,612 7,639 1,385 30,789
LargeCap Growth Fund I 89,235 19,528 22,389 87,285
LargeCap S&P 500 Index Fund 143,097 30,853 20,129 146,877
LargeCap Value Fund III 67,259 9,239 6,189 56,677
MidCap Fund 76,321 7,900 14,652 60,108
MidCap Value Fund I 44,182 6,404 1,755 39,121
Overseas Fund 110,797 25,940 7,897 99,557
Short-Term Income Fund 72,728 11,322 10,250 74,070
SmallCap Growth Fund I 24,457 3,474 1,603 24,017
SmallCap Value Fund II 20,388 2,714 1,707 16,357
$ 1,495,507 $ 270,352 $ 206,788 $ 1,450,436
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 614 $ 3,404 $ 2,943 $ (231)
Bond Market Index Fund 3,76 6 152 — 3,440
Core Fixed Income Fund 4,05 4 (229) — 5,509
Diversified International Fund 2,608 (116) — (16,874)
Diversified Real Asset Fund 622 (9) — (3,656)
Equity Income Fund 668 499 1,825 (11,432)
High Income Fund 2,161 (470) — (6,952)
Inflation Protection Fund 275 (39) — 1,644
International Small Company Fund 980 (4) — (8,073)
LargeCap Growth Fund I 211 5,601 6,024 (4,690)
LargeCap S&P 500 Index Fund 2,860 2,495 2,544 (9,439)
LargeCap Value Fund III 1,547 432 2,747 (14,064)
MidCap Fund 462 2,318 2,839 (11,779)
MidCap Value Fund I 1,002 2 1,327 (9,712)
Overseas Fund 3,447 5 — (29,288)
Short-Term Income Fund 828 (4) — 274
SmallCap Growth Fund I — 138 1,803 (2,449)
SmallCap Value Fund II 202 5 — (5,043)
$ 26,30 7 $ 14,180 $ 22,052 $ (122,815)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56.40%
Blue Chip Fund
(a)
6,991,590 $ 186,955
Core Fixed Income Fund
(a)
91,132,626 910,415
Diversified International Fund
(a)
37,294,481 405,018
Diversified Real Asset Fund
(a)
8,248,410 82,154
International Small Company Fund
(a)
14,145,777 124,766
LargeCap Growth Fund I
(a)
31,276,149 498,229
MidCap Fund
(a)
9,007,635 239,693
MidCap Value Fund I
(a)
13,944,664 159,248
Origin Emerging Markets Fund
(a)
9,858,638 100,854
SmallCap Growth Fund I
(a),(b)
7,837,504 95,696
SmallCap Value Fund II
(a)
7,878,692 63,030
$ 2,866,058
Principal Funds, Inc. Institutional Class - 43.61%
Bond Market Index Fund
(a)
40,611,170 480,430
Equity Income Fund
(a)
4,208,133 116,944
High Income Fund
(a)
24,575,982 204,718
Inflation Protection Fund
(a)
13,361,489 119,585
LargeCap S&P 500 Index Fund
(a)
33,274,379 592,617
LargeCap Value Fund III
(a)
24,681,808 341,596
Overseas Fund
(a)
48,190,768 359,985
$ 2,215,875
TOTAL INVESTMENT COMPANIES $ 5,081,933
Total Investments $ 5,081,933
Other Assets and Liabilities -  (0.01)% (473)
TOTAL NET ASSETS - 100.00% $ 5,081,460
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 45.13%
Fixed Income Funds 41.73%
International Equity Funds 11.53%
Specialty Funds 1.62%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 163,232 $ 36,498 $ 17,736 $ 186,955
Bond Market Index Fund 506,270 34,192 71,652 480,430
Core Fixed Income Fund 488,684 538,212 134,814 910,415
Core Plus Bond Fund 319,186 — 317,688 —
Diversified International Fund 441,157 55,569 30,030 405,018
Diversified Real Asset Fund 94,218 4,704 3,771 82,154
Equity Income Fund 145,341 7,710 13,524 116,944
High Income Fund 232,314 15,190 17,581 204,718
Inflation Protection Fund 128,198 4,721 17,790 119,585
International Small Company Fund 152,605 15,679 10,444 124,766
LargeCap Growth Fund I 509,847 85,794 101,624 498,229
LargeCap S&P 500 Index Fund 626,098 82,297 86,601 592,617
LargeCap Value Fund III 420,861 33,618 29,205 341,596
MidCap Fund 328,343 18,174 69,35 4 239,693
MidCap Value Fund I 189,596 16,557 6,576 159,248
Origin Emerging Markets Fund 107,313 12,628 9,915 100,854
Overseas Fund 433,854 64,072 30,698 359,985
SmallCap Growth Fund I 104,443 9,416 8,963 95,696
SmallCap Value Fund II 87,833 2,358 7,467 63,030
$ 5,479,393 $ 1,037,389 $ 985,43 3 $ 5,081,933
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 1,222 $ 5,928 $ 5,867 $ (967)
Bond Market Index Fund 12,116 355 — 11,265
Core Fixed Income Fund 12,835 (618) — 18,951
Core Plus Bond Fund 161 9,934 — (11,432)
Diversified International Fund 10,000 (249) — (61,429)
Diversified Real Asset Fund 2,277 (72) — (12,925)
Equity Income Fund 1,400 1,536 3,883 (24,119)
High Income Fund 7,466 (1,269) — (23,936)
Inflation Protection Fund 775 24 — 4,432
International Small Company Fund 4,348 376 — (33,450)
LargeCap Growth Fund I 1,273 14,429 36,280 (10,217)
LargeCap S&P 500 Index Fund 12,263 13,575 10,906 (42,752)
LargeCap Value Fund III 9,526 117 16,910 (83,795)
MidCap Fund 1,921 14,0 90 11,836 (51,560)
MidCap Value Fund I 4,246 (8) 5,624 (40,321)
Origin Emerging Markets Fund 1,855 241 — (9,413)
Overseas Fund 13,161 (323) — (106,920)
SmallCap Growth Fund I — 1,543 7,386 (10,743)
SmallCap Value Fund II 804 117 — (19,811)
$ 97,649 $ 59,72 6 $ 98,692 $ (509,142)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.44%
Blue Chip Fund
(a)
1,691,670 $ 45,235
Core Fixed Income Fund
(a)
16,637,811 166,212
Diversified International Fund
(a)
9,776,101 106,168
International Small Company Fund
(a)
3,779,628 33,336
LargeCap Growth Fund I
(a)
7,995,598 127,370
MidCap Value Fund I
(a)
3,973,885 45,382
Origin Emerging Markets Fund
(a)
2,987,157 30,559
Real Estate Securities Fund
(a)
1,141,842 26,285
SmallCap Growth Fund I
(a),(b)
1,906,344 23,276
SmallCap Value Fund II
(a)
2,135,973 17,088
$ 620,911
Principal Funds, Inc. Institutional Class - 47.56%
Bond Market Index Fund
(a)
7,889,886 93,337
Equity Income Fund
(a)
1,086,932 30,206
High Income Fund
(a)
5,140,214 42,818
LargeCap S&P 500 Index Fund
(a)
8,618,461 153,495
LargeCap Value Fund III
(a)
6,501,906 89,986
MidCap Growth Fund III
(a),(b)
5,330,911 58,640
Overseas Fund
(a)
12,678,505 94,709
$ 563,191
TOTAL INVESTMENT COMPANIES $ 1,184,102
Total Investments $ 1,184,102
Other Assets and Liabilities -  0.00% (40)
TOTAL NET ASSETS - 100.00% $ 1,184,062
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 52.10%
Fixed Income Funds 34.51%
International Equity Funds 13.39%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 36,998 $ 9,400 $ 2,624 $ 45,235
Bond Market Index Fund 80,174 26,838 16,021 93,337
Core Fixed Income Fund 112,988 91,546 41,660 166,212
Core Plus Bond Fund 79,899 284 79,53 6 —
Diversified International Fund 101,704 24,073 3,466 106,168
Equity Income Fund 34,886 3,924 2,889 30,206
High Income Fund 44,876 5,798 2,648 42,818
International Small Company Fund 35,314 7,875 1,166 33,336
LargeCap Growth Fund I 118,018 28,249 20,156 127,370
LargeCap S&P 500 Index Fund 149,568 29,915 18,791 153,495
LargeCap Value Fund III 101,611 14,486 4,564 89,986
MidCap Growth Fund III 58,314 8,986 3,178 58,640
MidCap Value Fund I 50,268 7,889 1,581 45,382
Origin Emerging Markets Fund 28,076 6,173 897 30,559
Overseas Fund 102,082 23,808 3,466 94,709
Real Estate Securities Fund 30,409 2,926 899 26,285
SmallCap Growth Fund I 23,185 3,459 1,157 23,276
SmallCap Value Fund II 21,120 1,906 684 17,088
$ 1,209,490 $ 297,535 $ 205,38 3 $ 1,184,102
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 313 $ 69 $ 1,500 $ 1,392
Bond Market Index Fund 2,311 128 — 2,218
Core Fixed Income Fund 2,373 (190) — 3,528
Core Plus Bond Fund 92 4,84 2 — (5,489)
Diversified International Fund 2,4 10 (1) — (16,142)
Equity Income Fund 352 60 965 (5,775)
High Income Fund 1,494 (93) — (5,115)
International Small Company Fund 1,056 3 — (8,690)
LargeCap Growth Fund I 313 2,905 8,925 (1,646)
LargeCap S&P 500 Index Fund 3,067 1,886 2,726 (9,083)
LargeCap Value Fund III 2,386 — 4,233 (21,547)
MidCap Growth Fund III — 45 4,769 (5,527)
MidCap Value Fund I 1,131 — 1,497 (11,194)
Origin Emerging Markets Fund 524 3 — (2,796)
Overseas Fund 3,252 2 — (27,717)
Real Estate Securities Fund 296 (1) 260 (6,150)
SmallCap Growth Fund I — 15 1,752 (2,226)
SmallCap Value Fund II 200 — — (5,254)
$ 21,5 70 $ 9,67 3 $ 26,627 $ (127,213)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.34%
Blue Chip Fund
(a)
5,316,219 $ 142,156
Core Fixed Income Fund
(a)
38,046,983 380,089
Diversified International Fund
(a)
31,590,240 343,070
International Small Company Fund
(a)
11,214,344 98,911
LargeCap Growth Fund I
(a)
24,906,452 396,760
MidCap Value Fund I
(a)
13,152,659 150,203
Origin Emerging Markets Fund
(a)
10,348,028 105,860
Real Estate Securities Fund
(a)
3,536,158 81,402
SmallCap Growth Fund I
(a),(b)
6,326,528 77,247
SmallCap Value Fund II
(a)
6,853,441 54,828
$ 1,830,526
Principal Funds, Inc. Institutional Class - 47.67%
Bond Market Index Fund
(a)
17,036,947 201,547
Equity Income Fund
(a)
3,529,777 98,092
High Income Fund
(a)
12,341,829 102,807
LargeCap S&P 500 Index Fund
(a)
26,713,403 475,766
LargeCap Value Fund III
(a)
20,980,388 290,369
MidCap Growth Fund III
(a),(b)
17,569,616 193,266
Overseas Fund
(a)
40,836,463 305,048
$ 1,666,895
TOTAL INVESTMENT COMPANIES $ 3,497,421
Total Investments $ 3,497,421
Other Assets and Liabilities -  (0.01)% (310)
TOTAL NET ASSETS - 100.00% $ 3,497,111
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 56.05%
Fixed Income Funds 29.38%
International Equity Funds 14.58%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 133,767 $ 15,932 $ 11,678 $ 142,156
Bond Market Index Fund 199,242 39,922 42,451 201,547
Core Fixed Income Fund 68,645 373,854 70,472 380,089
Core Plus Bond Fund 325,975 147 324,147 —
Diversified International Fund 360,388 53,244 17,765 343,070
Equity Income Fund 122,315 6,271 11,548 98,092
High Income Fund 100,865 25,429 10,900 102,807
International Small Company Fund 116,785 14,984 6,523 98,911
LargeCap Growth Fund I 402,150 58,634 65,28 3 396,760
LargeCap S&P 500 Index Fund 516,283 53,586 67,738 475,766
LargeCap Value Fund III 355,842 27,814 22,106 290,369
MidCap Growth Fund III 211,597 19,790 19,745 193,266
MidCap Value Fund I 176,883 15,830 4,384 150,203
Origin Emerging Markets Fund 104,360 15,992 4,688 105,860
Overseas Fund 354,908 65,266 23,754 305,048
Real Estate Securities Fund 94,338 8,814 2,231 81,402
SmallCap Growth Fund I 81,683 7,220 4,169 77,247
SmallCap Value Fund II 72,641 2,210 2,712 54,828
$ 3,798,667 $ 804,939 $ 712,29 4 $ 3,497,421
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 1,065 $ 2,054 $ 5,110 $ 2,081
Bond Market Index Fund 5,384 311 — 4,523
Core Fixed Income Fund 5,233 (260) — 8,322
Core Plus Bond Fund 492 7,270 — (9,245)
Diversified International Fund 8,304 (107) — (52,690)
Equity Income Fund 1,174 1,316 3,247 (20,262)
High Income Fund 3,779 (317) — (12,270)
International Small Company Fund 3,362 (252) — (26,083)
LargeCap Growth Fund I 1,055 16,17 4 30,075 (14,915)
LargeCap S&P 500 Index Fund 10,31 5 11,025 9,174 (37,390)
LargeCap Value Fund III 8,024 (9) 14,242 (71,172)
MidCap Growth Fund III — 1,104 16,768 (19,480)
MidCap Value Fund I 3,979 19 5,271 (38,145)
Origin Emerging Markets Fund 1,896 91 — (9,895)
Overseas Fund 10,776 918 — (92,290)
Real Estate Securities Fund 949 7 852 (19,526)
SmallCap Growth Fund I — 611 5,987 (8,098)
SmallCap Value Fund II 675 199 — (17,510)
$ 66,46 2 $ 40,15 4 $ 90,726 $ (434,045)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.16%
Blue Chip Fund
(a)
1,360,733 $ 36,386
Core Fixed Income Fund
(a)
7,209,277 72,021
Diversified International Fund
(a)
8,430,092 91,551
International Small Company Fund
(a)
2,997,323 26,436
LargeCap Growth Fund I
(a)
6,483,603 103,284
MidCap Value Fund I
(a)
3,552,180 40,566
Origin Emerging Markets Fund
(a)
2,726,209 27,889
Real Estate Securities Fund
(a)
884,084 20,351
SmallCap Growth Fund I
(a),(b)
1,698,425 20,738
SmallCap Value Fund II
(a)
1,866,518 14,932
$ 454,154
Principal Funds, Inc. Institutional Class - 47.85%
Bond Market Index Fund
(a)
2,769,656 32,765
Equity Income Fund
(a)
931,104 25,876
High Income Fund
(a)
2,578,530 21,479
LargeCap S&P 500 Index Fund
(a)
7,005,564 124,769
LargeCap Value Fund III
(a)
5,625,260 77,854
MidCap Growth Fund III
(a),(b)
4,737,648 52,114
Overseas Fund
(a)
10,939,658 81,719
$ 416,576
TOTAL INVESTMENT COMPANIES $ 870,730
Total Investments $ 870,730
Other Assets and Liabilities -  (0.01)% (48)
TOTAL NET ASSETS - 100.00% $ 870,682
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 59.37%
Fixed Income Funds 25.01%
International Equity Funds 15.63%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 32,466 $ 6,496 $ 3,491 $ 36,386
Bond Market Index Fund 24,825 15,392 8,220 32,765
Core Fixed Income Fund 15,142 79,487 23,936 72,021
Core Plus Bond Fund 61,703 299 61,837 —
Diversified International Fund 90,599 18,872 4,286 91,551
Equity Income Fund 30,431 3,163 2,883 25,876
High Income Fund 21,545 4,887 2,401 21,479
International Small Company Fund 27,941 6,242 938 26,436
LargeCap Growth Fund I 99,484 19,925 16,151 103,284
LargeCap S&P 500 Index Fund 127,529 20,125 15,571 124,769
LargeCap Value Fund III 88,885 11,902 4,551 77,854
MidCap Growth Fund III 53,566 7,657 4,380 52,114
MidCap Value Fund I 44,826 6,563 924 40,566
Origin Emerging Markets Fund 26,118 5,287 1,019 27,889
Overseas Fund 89,423 21,394 5,484 81,719
Real Estate Securities Fund 20,179 5,321 439 20,351
SmallCap Growth Fund I 20,988 2,940 1,269 20,738
SmallCap Value Fund II 18,359 1,650 538 14,932
$ 894,009 $ 237,602 $ 158,318 $ 870,730
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 264 $ 696 $ 1,269 $ 219
Bond Market Index Fund 881 73 — 695
Core Fixed Income Fund 967 (49) — 1,377
Core Plus Bond Fund 131 1,927 — (2,092)
Diversified International Fund 2,125 (12) — (13,622)
Equity Income Fund 299 219 812 (5,054)
High Income Fund 771 (93) — (2,459)
International Small Company Fund 827 (5) — (6,804)
LargeCap Growth Fund I 261 2,126 7,432 (2,100)
LargeCap S&P 500 Index Fund 2,58 3 711 2,298 (8,025)
LargeCap Value Fund III 2,036 11 3,614 (18,393)
MidCap Growth Fund III — 126 4,205 (4,855)
MidCap Value Fund I 1,017 — 1,347 (9,899)
Origin Emerging Markets Fund 480 11 — (2,508)
Overseas Fund 2,77 4 (27) — (23,587)
Real Estate Securities Fund 229 — 202 (4,710)
SmallCap Growth Fund I — 68 1,540 (1,989)
SmallCap Value Fund II 173 — — (4,539)
$ 15,8 18 $ 5,782 $ 22,719 $ (108,345)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.03%
Blue Chip Fund
(a)
3,404,078 $ 91,025
Core Fixed Income Fund
(a)
12,854,486 128,416
Diversified International Fund
(a)
21,248,146 230,755
International Small Company Fund
(a)
7,546,573 66,561
LargeCap Growth Fund I
(a)
16,171,363 257,610
MidCap Value Fund I
(a)
8,959,031 102,312
Origin Emerging Markets Fund
(a)
6,934,016 70,935
Real Estate Securities Fund
(a)
2,137,715 49,210
SmallCap Growth Fund I
(a),(b)
4,306,696 52,585
SmallCap Value Fund II
(a)
4,808,410 38,467
$ 1,087,876
Principal Funds, Inc. Institutional Class - 47.98%
Bond Market Index Fund
(a)
4,597,713 54,391
Equity Income Fund
(a)
2,353,895 65,415
High Income Fund
(a)
4,632,523 38,589
LargeCap S&P 500 Index Fund
(a)
17,504,492 311,755
LargeCap Value Fund III
(a)
14,204,860 196,595
MidCap Growth Fund III
(a),(b)
11,923,016 131,153
Overseas Fund
(a)
27,489,290 205,345
$ 1,003,243
TOTAL INVESTMENT COMPANIES $ 2,091,119
Total Investments $ 2,091,119
Other Assets and Liabilities -  (0.01)% (214)
TOTAL NET ASSETS - 100.00% $ 2,090,905
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 61.99%
Fixed Income Funds 21.63%
International Equity Funds 16.39%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 87,868 $ 10,258 $ 9,203 $ 91,025
Bond Market Index Fund 54,252 18,000 19,052 54,391
Core Fixed Income Fund 40,379 148,617 62,966 128,416
Core Plus Bond Fund 84,377 360 84,511 —
Diversified International Fund 236,706 40,421 11,588 230,755
Equity Income Fund 79,909 6,477 8,505 65,415
High Income Fund 37,420 13,146 7,308 38,589
International Small Company Fund 75,254 12,974 4,164 66,561
LargeCap Growth Fund I 264,606 36,048 42,313 257,610
LargeCap S&P 500 Index Fund 335,991 33,340 37,763 311,755
LargeCap Value Fund III 234,837 23,663 14,359 196,595
MidCap Growth Fund III 141,280 15,177 13,117 131,153
MidCap Value Fund I 116,498 14,708 3,271 102,312
Origin Emerging Markets Fund 70,257 10,236 3,190 70,935
Overseas Fund 233,080 47,659 14,727 205,345
Real Estate Securities Fund 56,155 6,195 1,485 49,210
SmallCap Growth Fund I 55,186 5,806 3,423 52,585
SmallCap Value Fund II 49,634 2,520 1,747 38,467
$ 2,253,689 $ 445,605 $ 342,692 $ 2,091,119
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 680 $ 2,529 $ 3,262 $ (427)
Bond Market Index Fund 1,613 (4) — 1,195
Core Fixed Income Fund 1,808 (63) — 2,449
Core Plus Bond Fund 178 2,139 — (2,365)
Diversified International Fund 5,663 (73) — (34,711)
Equity Income Fund 778 663 2,150 (13,129)
High Income Fund 1,451 (133) — (4,536)
International Small Company Fund 2,185 (129) — (17,374)
LargeCap Growth Fund I 675 8,933 19,237 (9,664)
LargeCap S&P 500 Index Fund 6,722 4,523 5,977 (24,336)
LargeCap Value Fund III 5,372 14 9,534 (47,560)
MidCap Growth Fund III — 474 10,933 (12,661)
MidCap Value Fund I 2,677 1 3,545 (25,624)
Origin Emerging Markets Fund 1,286 54 — (6,422)
Overseas Fund 7,39 6 (63) — (60,604)
Real Estate Securities Fund 568 5 508 (11,660)
SmallCap Growth Fund I — 324 4,013 (5,308)
SmallCap Value Fund II 472 (5) — (11,935)
$ 39,52 4 $ 19,189 $ 59,159 $ (284,672)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 51.87%
Blue Chip Fund
(a)
771,101 $ 20,619
Core Fixed Income Fund
(a)
2,189,461 21,873
Diversified International Fund
(a)
4,868,674 52,874
International Small Company Fund
(a)
1,742,282 15,367
LargeCap Growth Fund I
(a)
3,575,703 56,961
MidCap Value Fund I
(a)
2,092,266 23,894
Origin Emerging Markets Fund
(a)
1,645,551 16,834
Real Estate Securities Fund
(a)
474,046 10,912
SmallCap Growth Fund I
(a),(b)
994,814 12,147
SmallCap Value Fund II
(a)
1,100,446 8,803
$ 240,284
Principal Funds, Inc. Institutional Class - 48.13%
Bond Market Index Fund
(a)
748,254 8,852
Equity Income Fund
(a)
555,591 15,440
High Income Fund
(a)
918,647 7,652
LargeCap S&P 500 Index Fund
(a)
3,839,455 68,381
LargeCap Value Fund III
(a)
3,257,451 45,083
MidCap Growth Fund III
(a),(b)
2,754,513 30,300
Overseas Fund
(a)
6,326,163 47,256
$ 222,964
TOTAL INVESTMENT COMPANIES $ 463,248
Total Investments $ 463,248
Other Assets and Liabilities -  0.00% (11)
TOTAL NET ASSETS - 100.00% $ 463,237
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63.16%
Fixed Income Funds 19.69%
International Equity Funds 17.15%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 20,175 $ 3,296 $ 3,317 $ 20,619
Bond Market Index Fund 4,066 9,133 4,518 8,852
Core Fixed Income Fund — 24,838 3,402 21,873
Core Plus Bond Fund 13,886 162 14,011 —
Diversified International Fund 51,345 11,452 2,233 52,874
Equity Income Fund 17,728 2,415 1,871 15,440
High Income Fund 9,468 954 1,902 7,652
International Small Company Fund 15,901 4,218 871 15,367
LargeCap Growth Fund I 57,016 10,550 10,31 8 56,961
LargeCap S&P 500 Index Fund 70,290 10,633 7,982 68,381
LargeCap Value Fund III 50,541 8,442 3,451 45,083
MidCap Growth Fund III 30,029 5,338 2,399 30,300
MidCap Value Fund I 25,358 4,973 710 23,894
Origin Emerging Markets Fund 15,368 3,630 693 16,834
Overseas Fund 50,171 13,417 2,916 47,256
Real Estate Securities Fund 10,732 2,971 309 10,912
SmallCap Growth Fund I 11,917 2,174 847 12,147
SmallCap Value Fund II 10,663 1,260 502 8,803
$ 464,654 $ 119,856 $ 62,25 2 $ 463,248
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 157 $ 391 $ 751 $ 74
Bond Market Index Fund 257 (28) — 199
Core Fixed Income Fund 263 7 — 430
Core Plus Bond Fund 30 333 — (370)
Diversified International Fund 1,222 (48) — (7,642)
Equity Income Fund 177 17 478 (2,849)
High Income Fund 278 (4) — (864)
International Small Company Fund 472 (24) — (3,857)
LargeCap Growth Fund I 147 56 7 4,196 (854)
LargeCap S&P 500 Index Fund 1,437 200 1,276 (4,760)
LargeCap Value Fund III 1,166 (37) 2,068 (10,412)
MidCap Growth Fund III — — 2,361 (2,668)
MidCap Value Fund I 595 (44) 787 (5,683)
Origin Emerging Markets Fund 287 (10) — (1,461)
Overseas Fund 1,583 (103) — (13,313)
Real Estate Securities Fund 121 (10) 107 (2,472)
SmallCap Growth Fund I — (8) 874 (1,089)
SmallCap Value Fund II 101 (25) — (2,593)
$ 8,293 $ 1,17 4 $ 12,898 $ (60,184)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 51.56%
Blue Chip Fund
(a)
630,666 $ 16,864
Core Fixed Income Fund
(a)
1,245,217 12,440
Diversified International Fund
(a)
4,060,325 44,095
International Small Company Fund
(a)
1,464,522 12,917
LargeCap Growth Fund I
(a)
2,967,986 47,280
MidCap Value Fund I
(a)
1,748,996 19,974
Origin Emerging Markets Fund
(a)
1,457,707 14,912
Real Estate Securities Fund
(a)
389,069 8,956
SmallCap Growth Fund I
(a),(b)
831,406 10,152
SmallCap Value Fund II
(a)
945,172 7,561
$ 195,151
Principal Funds, Inc. Institutional Class - 48.45%
Bond Market Index Fund
(a)
545,484 6,453
Equity Income Fund
(a)
455,913 12,670
High Income Fund
(a)
598,612 4,986
LargeCap S&P 500 Index Fund
(a)
3,202,287 57,033
LargeCap Value Fund III
(a)
2,712,391 37,539
MidCap Growth Fund III
(a),(b)
2,294,094 25,235
Overseas Fund
(a)
5,282,706 39,462
$ 183,378
TOTAL INVESTMENT COMPANIES $ 378,529
Total Investments $ 378,529
Other Assets and Liabilities -  (0.01)% (23)
TOTAL NET ASSETS - 100.00% $ 378,506
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 64.28%
Fixed Income Funds 17.96%
International Equity Funds 17.77%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2060 Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 15,781 $ 2,919 $ 2,172 $ 16,864
Bond Market Index Fund 3,328 6,240 3,243 6,453
Core Fixed Income Fund — 14,873 2,685 12,440
Core Plus Bond Fund 7,858 106 7,94 2 —
Diversified International Fund 41,985 10,506 2,027 44,095
Equity Income Fund 14,005 2,405 1,423 12,670
High Income Fund 6,454 798 1,696 4,986
International Small Company Fund 12,798 3,937 580 12,917
LargeCap Growth Fund I 45,234 9,630 7,278 47,280
LargeCap S&P 500 Index Fund 56,270 10,217 5,583 57,033
LargeCap Value Fund III 40,452 8,262 2,538 37,539
MidCap Growth Fund III 23,857 5,186 1,582 25,235
MidCap Value Fund I 20,704 4,688 676 19,974
Origin Emerging Markets Fund 13,346 3,527 668 14,912
Overseas Fund 41,073 12,088 2,596 39,462
Real Estate Securities Fund 8,750 2,516 289 8,956
SmallCap Growth Fund I 9,542 2,139 606 10,152
SmallCap Value Fund II 8,655 1,465 326 7,561
$ 370,092 $ 101,502 $ 43,91 0 $ 378,529
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 123 $ 92 $ 589 $ 244
Bond Market Index Fund 184 (13) — 141
Core Fixed Income Fund 154 8 — 244
Core Plus Bond Fund 17 15 3 — (175)
Diversified International Fund 1,000 (37) — (6,332)
Equity Income Fund 143 4 381 (2,321)
High Income Fund 185 (6) — (564)
International Small Company Fund 388 (17) — (3,221)
LargeCap Growth Fund I 118 138 3,367 (444)
LargeCap S&P 500 Index Fund 1,160 55 1,029 (3,926)
LargeCap Value Fund III 945 (27) 1,673 (8,610)
MidCap Growth Fund III — (11) 1,912 (2,215)
MidCap Value Fund I 484 (28) 640 (4,714)
Origin Emerging Markets Fund 251 (9) — (1,284)
Overseas Fund 1,30 5 (61) — (11,042)
Real Estate Securities Fund 98 (6) 85 (2,015)
SmallCap Growth Fund I — (7) 709 (916)
SmallCap Value Fund II 85 (16) — (2,217)
$ 6,64 0 $ 21 2 $ 10,385 $ (49,367)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 51.18%
Blue Chip Fund
( a)
42,817 $ 1,145
Core Fixed Income Fund
( a)
59,054 590
Diversified International Fund
( a)
295,694 3,211
International Small Company Fund
( a)
107,675 950
LargeCap Growth Fund I
( a)
207,840 3,311
MidCap Value Fund I
( a)
129,148 1,475
Origin Emerging Markets Fund
( a)
102,844 1,052
Real Estate Securities Fund
( a)
28,309 652
SmallCap Growth Fund I
( a),(b)
58,276 711
SmallCap Value Fund II
( a)
71,041 568
$ 13,665
Principal Funds, Inc. Institutional Class - 48.88%
Bond Market Index Fund
( a)
28,601 338
Equity Income Fund
( a)
33,036 918
High Income Fund
( a)
30,849 257
LargeCap S&P 500 Index Fund
( a)
227,884 4,059
LargeCap Value Fund III
( a)
199,035 2,755
MidCap Growth Fund III
( a),(b)
161,789 1,780
Overseas Fund
( a)
394,296 2,945
$ 13,052
TOTAL INVESTMENT COMPANIES $ 26,717
Total Investments $ 26,717
Other Assets and Liabilities -  (0.06)% (16)
TOTAL NET ASSETS - 100.00% $ 26,701
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 65.07%
International Equity Funds 18.53%
Fixed Income Funds 16.46%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2065 Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 640 $ 594 $ 121 $ 1,145
Bond Market Index Fund 201 331 203 338
Core Fixed Income Fund — 801 225 590
Core Plus Bond Fund 356 46 401 —
Diversified International Fund 1,827 2,108 382 3,211
Equity Income Fund 584 588 133 918
High Income Fund 253 185 149 257
International Small Company Fund 560 678 117 950
LargeCap Growth Fund I 1,858 1,862 452 3,311
LargeCap S&P 500 Index Fund 2,355 2,365 492 4,059
LargeCap Value Fund III 1,714 1,824 337 2,755
MidCap Growth Fund III 997 1,044 175 1,780
MidCap Value Fund I 885 1,001 169 1,475
Origin Emerging Markets Fund 576 666 122 1,052
Overseas Fund 1,782 2,192 411 2,945
Real Estate Securities Fund 398 428 72 652
SmallCap Growth Fund I 391 430 71 711
SmallCap Value Fund II 363 395 70 568
$ 15,740 $ 17,538 $ 4,102 $ 26,717
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 6 $ (1) $ 25 $ 33
Bond Market Index Fund 8 1 — 8
Core Fixed Income Fund 7 2 — 12
Core Plus Bond Fund 1 13 — (14)
Diversified International Fund 48 (11) — (331)
Equity Income Fund 8 (2) 18 (119)
High Income Fund 9 (2) — (30)
International Small Company Fund 19 (5) — (166)
LargeCap Growth Fund I 5 (2) 155 45
LargeCap S&P 500 Index Fund 53 (5) 47 (164)
LargeCap Value Fund III 44 (8) 78 (438)
MidCap Growth Fund III — (3) 89 (83)
MidCap Value Fund I 22 (8) 30 (234)
Origin Emerging Markets Fund 12 (2) — (66)
Overseas Fund 65 (17) — (601)
Real Estate Securities Fund 6 (2) 4 (100)
SmallCap Growth Fund I — (2) 33 (37)
SmallCap Value Fund II 4 (4) — (116)
$ 317 $ (58) $ 479 $ (2,401)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 16.99%
Diversified International Fund
(a)
917,159 $ 9,960
Diversified Real Asset Fund
(a)
166,256 1,656
International Small Company Fund
(a)
163,056 1,438
MidCap S&P 400 Index Fund
(a)
127,266 2,060
SmallCap S&P 600 Index Fund
(a)
88,601 1,666
$ 16,780
Principal Funds, Inc. Institutional Class - 83.03%
Bond Market Index Fund
(a)
2,937,928 34,756
High Income Fund
(a)
625,695 5,212
Inflation Protection Fund
(a)
464,354 4,156
LargeCap S&P 500 Index Fund
(a)
1,286,197 22,907
Short-Term Income Fund
(a)
1,211,153 14,982
$ 82,013
TOTAL INVESTMENT COMPANIES $ 98,793
Total Investments $ 98,793
Other Assets and Liabilities -  (0.02)% (20)
TOTAL NET ASSETS - 100.00% $ 98,773
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 69.92%
Domestic Equity Funds 26.96%
Specialty Funds 1.68%
International Equity Funds 1.46%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 36,367 $ 4,254 $ 6,71 2 $ 34,756
Diversified International Fund 10,702 1,504 862 9,960
Diversified Real Asset Fund 2,191 331 623 1,656
High Income Fund 5,967 789 887 5,212
Inflation Protection Fund 4,336 487 820 4,156
International Small Company Fund 1,816 254 278 1,438
LargeCap S&P 500 Index Fund 19,619 5,686 1,343 22,907
MidCap S&P 400 Index Fund 4,962 833 3,243 2,060
Short-Term Income Fund 14,601 2,989 2,660 14,982
SmallCap S&P 600 Index Fund 2,014 357 188 1,666
$ 102,575 $ 17,484 $ 17,61 6 $ 98,793
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 85 1 $ 5 4 $ — $ 793
Diversified International Fund 253 4 — (1,388)
Diversified Real Asset Fund 53 (2) — (241)
High Income Fund 191 (40) — (617)
Inflation Protection Fund 26 5 — 148
International Small Company Fund 54 (8) — (346)
LargeCap S&P 500 Index Fund 412 22 366 (1,077)
MidCap S&P 400 Index Fund 79 38 232 (530)
Short-Term Income Fund 166 (3) — 55
SmallCap S&P 600 Index Fund 28 — 118 (517)
$ 2,11 3 $ 70 $ 716 $ (3,720)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.50%
Diversified International Fund
( a)
3,569,482 $ 38,765
Diversified Real Asset Fund
( a)
507,039 5,050
International Small Company Fund
( a)
604,345 5,330
MidCap S&P 400 Index Fund
( a)
461,773 7,476
SmallCap S&P 600 Index Fund
( a)
341,122 6,413
$ 63,034
Principal Funds, Inc. Institutional Class - 79.51%
Bond Market Index Fund
( a)
8,518,497 100,774
High Income Fund
( a)
1,678,042 13,978
Inflation Protection Fund
( a)
1,415,866 12,672
LargeCap S&P 500 Index Fund
( a)
4,866,067 86,665
Short-Term Income Fund
( a)
2,462,527 30,461
$ 244,550
TOTAL INVESTMENT COMPANIES $ 307,584
Total Investments $ 307,584
Other Assets and Liabilities -  (0.01)% (31)
TOTAL NET ASSETS - 100.00% $ 307,553
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 63.94%
Domestic Equity Funds 32.70%
International Equity Funds 1.73%
Specialty Funds 1.64%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 105,469 $ 12,551 $ 19,648 $ 100,774
Diversified International Fund 44,030 4,738 4,559 38,765
Diversified Real Asset Fund 7,202 802 2,196 5,050
High Income Fund 16,158 1,858 2,327 13,978
Inflation Protection Fund 13,343 1,358 2,494 12,672
International Small Company Fund 7,080 750 1,159 5,330
LargeCap S&P 500 Index Fund 80,226 17,971 7,105 86,665
MidCap S&P 400 Index Fund 19,806 2,715 13,169 7,476
Real Estate Securities Fund — — — —
Short-Term Income Fund 30,893 5,001 5,544 30,461
SmallCap S&P 600 Index Fund 7,709 1,494 766 6,413
$ 331,916 $ 49,238 $ 58,967 $ 307,584
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 2,468 $ 152 $ — $ 2,250
Diversified International Fund 1,043 42 — (5,486)
Diversified Real Asset Fund 175 28 — (786)
High Income Fund 513 (59) — (1,652)
Inflation Protection Fund 80 13 — 452
International Small Company Fund 210 (11) — (1,330)
LargeCap S&P 500 Index Fund 1,687 96 1,501 (4,523)
MidCap S&P 400 Index Fund 317 348 928 (2,224)
Real Estate Securities Fund — — — —
Short-Term Income Fund 342 (2) — 113
SmallCap S&P 600 Index Fund 109 — 452 (2,024)
$ 6,944 $ 607 $ 2,881 $ (15,210)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 25.06%
Diversified International Fund
(a)
3,689,000 $ 40,062
Diversified Real Asset Fund
(a)
478,439 4,765
International Small Company Fund
(a)
627,636 5,536
MidCap S&P 400 Index Fund
(a)
534,881 8,660
SmallCap S&P 600 Index Fund
(a)
351,156 6,602
$ 65,625
Principal Funds, Inc. Institutional Class - 74.95%
Bond Market Index Fund
(a)
6,591,730 77,980
High Income Fund
(a)
1,301,931 10,845
Inflation Protection Fund
(a)
859,857 7,696
LargeCap S&P 500 Index Fund
(a)
4,841,271 86,223
Short-Term Income Fund
(a)
1,094,225 13,536
$ 196,280
TOTAL INVESTMENT COMPANIES $ 261,905
Total Investments $ 261,905
Other Assets and Liabilities -  (0.01)% (26)
TOTAL NET ASSETS - 100.00% $ 261,879
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 57.33%
Domestic Equity Funds 38.75%
International Equity Funds 2.11%
Specialty Funds 1.82%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 70,349 $ 15,535 $ 9,885 $ 77,980
Diversified International Fund 38,588 8,657 1,346 40,062
Diversified Real Asset Fund 5,160 1,203 875 4,765
High Income Fund 10,739 2,304 854 10,845
Inflation Protection Fund 8,774 1,124 2,496 7,696
International Small Company Fund 5,921 1,255 238 5,536
LargeCap S&P 500 Index Fund 69,429 24,006 2,085 86,223
MidCap S&P 400 Index Fund 17,329 4,168 10,70 7 8,660
Real Estate Securities Fund 1 — 1 —
Short-Term Income Fund 9,952 5,116 1,575 13,536
SmallCap S&P 600 Index Fund 7,068 1,834 235 6,602
$ 243,310 $ 65,202 $ 30,29 7 $ 261,905
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 1,707 $ 54 $ — $ 1,927
Diversified International Fund 948 2 — (5,839)
Diversified Real Asset Fund 132 (2) — (721)
High Income Fund 376 (55) — (1,289)
Inflation Protection Fund 53 22 — 272
International Small Company Fund 184 — — (1,402)
LargeCap S&P 500 Index Fund 1,50 6 8 1,339 (5,135)
MidCap S&P 400 Index Fund 287 (23 9 ) 841 (1,891)
Real Estate Securities Fund — — — —
Short-Term Income Fund 133 (1) — 44
SmallCap S&P 600 Index Fund 104 — 429 (2,065)
$ 5,4 30 $ (21 1 ) $ 2,609 $ (16,099)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 28.68%
Diversified International Fund
(a)
4,409,078 $ 47,883
Diversified Real Asset Fund
(a)
498,507 4,965
International Small Company Fund
(a)
783,778 6,913
MidCap S&P 400 Index Fund
(a)
596,786 9,662
Origin Emerging Markets Fund
(a)
236,713 2,421
SmallCap S&P 600 Index Fund
(a)
437,878 8,232
$ 80,076
Principal Funds, Inc. Institutional Class - 71.33%
Bond Market Index Fund
(a)
6,278,785 74,278
High Income Fund
(a)
1,280,288 10,665
Inflation Protection Fund
(a)
690,947 6,184
LargeCap S&P 500 Index Fund
(a)
6,064,309 108,00 6
$ 199,13 3
TOTAL INVESTMENT COMPANIES $ 279,20 9
Total Investments $ 279,20 9
Other Assets and Liabilities -  (0.01)% (2 9 )
TOTAL NET ASSETS - 100.00% $ 279,180
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49.79%
Domestic Equity Funds 45.10%
International Equity Funds 3.34%
Specialty Funds 1.78%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 78,120 $ 13,314 $ 19,028 $ 74,278
Diversified International Fund 51,273 9,065 5,674 47,883
Diversified Real Asset Fund 6,171 1,014 1,470 4,965
High Income Fund 12,411 1,824 2,241 10,665
Inflation Protection Fund 6,498 1,073 1,617 6,184
International Small Company Fund 8,426 1,271 1,040 6,913
LargeCap S&P 500 Index Fund 96,211 27,32 3 9,26 1 108,00 6
MidCap S&P 400 Index Fund 24,099 4,350 16,364 9,662
Origin Emerging Markets Fund 2,530 368 282 2,421
SmallCap S&P 600 Index Fund 9,566 2,278 1,015 8,232
$ 295,305 $ 61,8 80 $ 57,99 2 $ 279,20 9
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 1,869 $ 121 $ — $ 1,751
Diversified International Fund 1,242 44 — (6,825)
Diversified Real Asset Fund 154 (3) — (747)
High Income Fund 400 (60) — (1,269)
Inflation Protection Fund 40 10 — 220
International Small Company Fund 257 (11) — (1,733)
LargeCap S&P 500 Index Fund 2,06 1 15 3 1,834 (6,420)
MidCap S&P 400 Index Fund 394 (378) 1,153 (2,045)
Origin Emerging Markets Fund 48 1 — (196)
SmallCap S&P 600 Index Fund 138 — 573 (2,597)
$ 6,60 3 $ (12 3 ) $ 3,560 $ (19,861)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 33.49%
Diversified International Fund
( a)
3,421,622 $ 37,159
International Small Company Fund
( a)
625,905 5,520
MidCap S&P 400 Index Fund
( a)
522,574 8,460
Origin Emerging Markets Fund
( a)
275,733 2,821
Real Estate Securities Fund
( a)
188,604 4,342
SmallCap S&P 600 Index Fund
( a)
335,894 6,315
$ 64,617
Principal Funds, Inc. Institutional Class - 66.52%
Bond Market Index Fund
( a)
3,557,383 42,084
High Income Fund
( a)
794,221 6,616
LargeCap S&P 500 Index Fund
( a)
4,470,825 79,625
$ 128,325
TOTAL INVESTMENT COMPANIES $ 192,942
Total Investments $ 192,942
Other Assets and Liabilities -  (0.01)% (24)
TOTAL NET ASSETS - 100.00% $ 192,918
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 51.18%
Fixed Income Funds 44.51%
International Equity Funds 4.32%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 38,663 $ 8,194 $ 5,834 $ 42,084
Diversified International Fund 34,684 8,362 695 37,159
High Income Fund 6,654 1,274 477 6,616
International Small Company Fund 5,618 1,353 111 5,520
LargeCap S&P 500 Index Fund 64,797 20,872 1,138 79,625
MidCap S&P 400 Index Fund 15,786 3,814 9,234 8,460
Origin Emerging Markets Fund 2,561 537 51 2,821
Real Estate Securities Fund 4,510 876 86 4,342
SmallCap S&P 600 Index Fund 6,356 1,968 123 6,315
$ 179,629 $ 47,250 $ 17,749 $ 192,942
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 932 $ 26 $ — $ 1,035
Diversified International Fund 846 — — (5,192)
High Income Fund 230 (40) — (795)
International Small Company Fund 173 — — (1,340)
LargeCap S&P 500 Index Fund 1,397 3 1,243 (4,909)
MidCap S&P 400 Index Fund 260 (185) 760 (1,721)
Origin Emerging Markets Fund 49 — — (226)
Real Estate Securities Fund 46 — 40 (958)
SmallCap S&P 600 Index Fund 93 — 383 (1,886)
$ 4,026 $ (196) $ 2,426 $ (15,992)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35.31%
Diversified International Fund
(a)
3,820,353 $ 41,489
International Small Company Fund
(a)
640,348 5,648
MidCap S&P 400 Index Fund
(a)
524,846 8,497
Origin Emerging Markets Fund
(a)
344,374 3,523
Real Estate Securities Fund
(a)
193,588 4,456
SmallCap S&P 600 Index Fund
(a)
376,521 7,079
$ 70,692
Principal Funds, Inc. Institutional Class - 64.70%
Bond Market Index Fund
(a)
2,806,681 33,203
High Income Fund
(a)
700,173 5,833
LargeCap S&P 500 Index Fund
(a)
5,080,293 90,480
$ 129,516
TOTAL INVESTMENT COMPANIES $ 200,208
Total Investments $ 200,208
Other Assets and Liabilities -  (0.01)% (24)
TOTAL NET ASSETS - 100.00% $ 200,184
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55.21%
Fixed Income Funds 40.22%
International Equity Funds 4.58%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 33,137 $ 6,499 $ 7,274 $ 33,203
Diversified International Fund 42,969 8,754 4,368 41,489
High Income Fund 6,214 1,091 77 9 5,833
Inflation Protection Fund 78 — 79 —
International Small Company Fund 6,626 1,131 695 5,648
LargeCap S&P 500 Index Fund 79,693 23,598 7,163 90,480
MidCap S&P 400 Index Fund 20,009 4,010 13,442 8,497
Origin Emerging Markets Fund 3,548 618 357 3,523
Real Estate Securities Fund 5,173 788 497 4,456
SmallCap S&P 600 Index Fund 7,977 2,099 786 7,079
$ 205,424 $ 48,588 $ 35,4 40 $ 200,208
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 803 $ 34 $ — $ 807
Diversified International Fund 1,052 8 — (5,874)
High Income Fund 208 (8) — (685)
Inflation Protection Fund — 1 — —
International Small Company Fund 203 (5) — (1,409)
LargeCap S&P 500 Index Fund 1,725 110 1,534 (5,758)
MidCap S&P 400 Index Fund 330 (323) 968 (1,757)
Origin Emerging Markets Fund 68 (2) — (284)
Real Estate Securities Fund 51 7 46 (1,015)
SmallCap S&P 600 Index Fund 117 — 482 (2,211)
$ 4,557 $ (17 8 ) $ 3,030 $ (18,186)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 38.42%
Diversified International Fund
(a)
2,468,178 $ 26,804
International Small Company Fund
(a)
415,481 3,665
MidCap S&P 400 Index Fund
(a)
372,831 6,036
Origin Emerging Markets Fund
(a)
233,453 2,388
Real Estate Securities Fund
(a)
118,064 2,718
SmallCap S&P 600 Index Fund
(a)
245,316 4,612
$ 46,223
Principal Funds, Inc. Institutional Class - 61.59%
Bond Market Index Fund
(a)
1,213,375 14,354
High Income Fund
(a)
341,490 2,845
LargeCap S&P 500 Index Fund
(a)
3,194,789 56,899
$ 74,098
TOTAL INVESTMENT COMPANIES $ 120,321
Total Investments $ 120,321
Other Assets and Liabilities -  (0.01)% (17)
TOTAL NET ASSETS - 100.00% $ 120,304
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 58.41%
Fixed Income Funds 36.57%
International Equity Funds 5.03%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 13,268 $ 3,059 $ 2,337 $ 14,354
Diversified International Fund 25,278 6,065 656 26,804
High Income Fund 2,974 551 311 2,845
International Small Company Fund 3,710 972 94 3,665
LargeCap S&P 500 Index Fund 46,507 15,518 1,078 56,899
MidCap S&P 400 Index Fund 11,909 2,875 7,289 6,036
Origin Emerging Markets Fund 2,173 471 56 2,388
Real Estate Securities Fund 2,852 551 70 2,718
SmallCap S&P 600 Index Fund 4,763 1,396 119 4,612
$ 113,434 $ 31,458 $ 12,010 $ 120,321
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 326 $ 9 $ — $ 355
Diversified International Fund 626 — — (3,883)
High Income Fund 102 (25) — (344)
International Small Company Fund 116 — — (923)
LargeCap S&P 500 Index Fund 1,018 3 904 (4,051)
MidCap S&P 400 Index Fund 199 (120) 582 (1,339)
Origin Emerging Markets Fund 43 — — (200)
Real Estate Securities Fund 29 — 26 (615)
SmallCap S&P 600 Index Fund 70 — 291 (1,428)
$ 2,529 $ (133) $ 1,803 $ (12,428)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39.54%
Diversified International Fund
(a)
2,085,910 $ 22,653
International Small Company Fund
(a)
349,970 3,087
MidCap S&P 400 Index Fund
(a)
283,446 4,589
Origin Emerging Markets Fund
(a)
185,898 1,902
Real Estate Securities Fund
(a)
94,018 2,164
SmallCap S&P 600 Index Fund
(a)
207,694 3,904
$ 38,299
Principal Funds, Inc. Institutional Class - 60.48%
Bond Market Index Fund
(a)
709,258 8,391
High Income Fund
(a)
205,383 1,711
LargeCap S&P 500 Index Fund
(a)
2,722,305 48,484
$ 58,586
TOTAL INVESTMENT COMPANIES $ 96,885
Total Investments $ 96,885
Other Assets and Liabilities -  (0.02)% (18)
TOTAL NET ASSETS - 100.00% $ 96,867
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 61.05%
Fixed Income Funds 33.82%
International Equity Funds 5.15%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 8,916 $ 1,660 $ 2,386 $ 8,391
Diversified International Fund 23,933 5,677 3,922 22,653
High Income Fund 2,100 331 511 1,711
International Small Company Fund 3,599 818 587 3,087
LargeCap S&P 500 Index Fund 43,999 14,015 6,463 48,484
MidCap S&P 400 Index Fund 11,260 2,579 8,211 4,589
Origin Emerging Markets Fund 1,962 405 321 1,902
Real Estate Securities Fund 2,572 468 40 4 2,164
SmallCap S&P 600 Index Fund 4,599 1,213 724 3,904
$ 102,940 $ 27,166 $ 23,52 9 $ 96,885
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 215 $ 3 $ — $ 198
Diversified International Fund 584 23 — (3,058)
High Income Fund 66 (14) — (195)
International Small Company Fund 110 (3) — (740)
LargeCap S&P 500 Index Fund 949 126 844 (3,193)
MidCap S&P 400 Index Fund 185 (150) 543 (889)
Origin Emerging Markets Fund 38 1 — (145)
Real Estate Securities Fund 25 11 23 (48 3 )
SmallCap S&P 600 Index Fund 6 6 — 277 (1,184)
$ 2,23 8 $ (3) $ 1,687 $ (9,68 9 )
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.04% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41.76%
Diversified International Fund
( a)
896,673 $ 9,738
International Small Company Fund
( a)
151,790 1,339
MidCap S&P 400 Index Fund
( a)
140,797 2,279
Origin Emerging Markets Fund
( a)
85,673 876
Real Estate Securities Fund
( a)
39,708 914
SmallCap S&P 600 Index Fund
( a)
89,622 1,685
$ 16,831
Principal Funds, Inc. Institutional Class - 58.28%
Bond Market Index Fund
( a)
221,063 2,615
High Income Fund
( a)
81,760 681
LargeCap S&P 500 Index Fund
( a)
1,133,550 20,189
$ 23,485
TOTAL INVESTMENT COMPANIES $ 40,316
Total Investments $ 40,316
Other Assets and Liabilities -  (0.04)% (16)
TOTAL NET ASSETS - 100.00% $ 40,300
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 62.21%
Fixed Income Funds 32.34%
International Equity Funds 5.49%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 2,147 $ 537 $ 133 $ 2,615
Diversified International Fund 8,783 2,733 413 9,738
High Income Fund 684 155 78 681
International Small Company Fund 1,314 411 62 1,339
LargeCap S&P 500 Index Fund 15,996 6,333 680 20,189
MidCap S&P 400 Index Fund 4,169 1,280 2,659 2,279
Origin Emerging Markets Fund 765 218 37 876
Real Estate Securities Fund 918 237 41 914
SmallCap S&P 600 Index Fund 1,688 575 76 1,685
$ 36,464 $ 12,479 $ 4,179 $ 40,316
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 53 $ — $ — $ 64
Diversified International Fund 219 (6) — (1,359)
High Income Fund 23 — — (80)
International Small Company Fund 42 (1) — (323)
LargeCap S&P 500 Index Fund 353 (1) 314 (1,459)
MidCap S&P 400 Index Fund 70 (31) 205 (480)
Origin Emerging Markets Fund 15 — — (70)
Real Estate Securities Fund 10 — 8 (200)
SmallCap S&P 600 Index Fund 25 (2) 104 (500)
$ 810 $ (41) $ 631 $ (4,407)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.10% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 43.09%
Diversified International Fund
(a)
306,111 $ 3,325
International Small Company Fund
(a)
52,134 460
MidCap S&P 400 Index Fund
(a)
49,423 800
Origin Emerging Markets Fund
(a)
31,121 318
Real Estate Securities Fund
(a)
13,347 307
SmallCap S&P 600 Index Fund
(a)
30,687 577
$ 5,787
Principal Funds, Inc. Institutional Class - 57.01%
Bond Market Index Fund
(a)
53,737 636
High Income Fund
(a)
22,036 183
LargeCap S&P 500 Index Fund
(a)
383,830 6,836
$ 7,655
TOTAL INVESTMENT COMPANIES $ 13,442
Total Investments $ 13,442
Other Assets and Liabilities -  (0.10)% (14)
TOTAL NET ASSETS - 100.00% $ 13,428
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63.45%
Fixed Income Funds 30.86%
International Equity Funds 5.79%
Other Assets and Liabilities
(0.10)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 549 $ 192 $ 120 $ 636
Diversified International Fund 3,093 1,241 580 3,325
High Income Fund 200 56 51 183
International Small Company Fund 453 195 84 460
LargeCap S&P 500 Index Fund 5,562 2,653 947 6,836
MidCap S&P 400 Index Fund 1,450 581 1,076 800
Origin Emerging Markets Fund 287 109 55 318
Real Estate Securities Fund 316 111 57 307
SmallCap S&P 600 Index Fund 594 251 108 577
$ 12,504 $ 5,389 $ 3,078 $ 13,442
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 13 $ — $ — $ 15
Diversified International Fund 73 (12) — (417)
High Income Fund 7 (1) — (21)
International Small Company Fund 14 (3) — (101)
LargeCap S&P 500 Index Fund 116 (1) 103 (431)
MidCap S&P 400 Index Fund 23 (13) 67 (142)
Origin Emerging Markets Fund 5 (1) — (22)
Real Estate Securities Fund 3 (1) 3 (62)
SmallCap S&P 600 Index Fund 9 (5) 35 (155)
$ 26 3 $ (37) $ 208 $ (1,336)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.43% Shares Held Value
Principal Funds, Inc. Class R-6 - 43.86%
Diversified International Fund
(a)
53,893 $ 585 ,281
International Small Company Fund
(a)
9,191 81 ,063
MidCap S&P 400 Index Fund
(a)
8,760 14 1,818
Origin Emerging Markets Fund
(a)
5,467 5 5,927
Real Estate Securities Fund
(a)
2,415 5 5,595
SmallCap S&P 600 Index Fund
(a)
5,434 102 ,166
$ 1,02 1,850
Principal Funds, Inc. Institutional Class - 56.57%
Bond Market Index Fund
(a)
7,488 88 ,580
High Income Fund
(a)
3,432 2 8,589
LargeCap S&P 500 Index Fund
(a)
67,431 1,20 0,95 2
$ 1,318 ,121
TOTAL INVESTMENT COMPANIES $ 2,3 39,971
Total Investments $ 2,3 39,971
Other Assets and Liabilities -  (0.43)% (10 ,352 )
TOTAL NET ASSETS - 100.00% $ 2,3 29,619
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 64.42%
Fixed Income Funds 30.13%
International Equity Funds 5.88%
Other Assets and Liabilities
(0.43)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 55 ,278 $ 76 ,048 $ 4 5,481 $ 88 ,580
Diversified International Fund 33 5,754 506 ,136 18 3,540 585 ,281
High Income Fund 2 0,385 2 5,733 14 ,050 2 8,589
International Small Company Fund 49 ,001 76 ,463 2 6,505 81 ,063
LargeCap S&P 500 Index Fund 612 ,027 966 ,099 29 6 ,320 1,20 0,95 2
MidCap S&P 400 Index Fund 157 ,374 23 3,783 22 8,180 14 1,818
Origin Emerging Markets Fund 30 ,155 47 ,053 16 ,914 5 5,927
Real Estate Securities Fund 35 ,256 4 7,896 17 ,421 5 5,595
SmallCap S&P 600 Index Fund 6 4,535 9 7,966 3 2 , 915 102 ,166
$ 1,3 59,765 $ 2,077 ,177 $ 86 1 , 326 $ 2,3 39,971
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 1,868 $ 53 $ — $ 2,682
Diversified International Fund 1 0,585 (757) — (7 2,312 )
High Income Fund 1 ,006 (105) — (3,374)
International Small Company Fund 2 ,263 (40) — (17 ,856 )
LargeCap S&P 500 Index Fund 17 ,086 202 1 4,797 ( 81, 056 )
MidCap S&P 400 Index Fund 3 ,421 (2 ,557 ) 9,721 (18,602)
Origin Emerging Markets Fund 884 24 — (4,391)
Real Estate Securities Fund 542 222 398 (10 ,358 )
SmallCap S&P 600 Index Fund 1,242 (246) 4,985 (2 7,174 )
$ 3 8,897 $ (3 ,204 ) $ 29,901 $ (23 2,441 )
Amounts shown are in whole dollars and not rounded to the thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 11.43%
Diversified International Fund
(a)
310,416 $ 3,371
Diversified Real Asset Fund
(a)
106,484 1,061
International Small Company Fund
(a)
56,069 495
MidCap S&P 400 Index Fund
(a)
49,365 799
SmallCap S&P 600 Index Fund
(a)
30,968 582
$ 6,308
Principal Funds, Inc. Institutional Class - 88.60%
Bond Market Index Fund
(a)
1,924,146 22,762
High Income Fund
(a)
428,453 3,569
Inflation Protection Fund
(a)
279,060 2,497
LargeCap S&P 500 Index Fund
(a)
445,237 7,930
Short-Term Income Fund
(a)
981,947 12,147
$ 48,905
TOTAL INVESTMENT COMPANIES $ 55,213
Total Investments $ 55,213
Other Assets and Liabilities -  (0.03)% (18)
TOTAL NET ASSETS - 100.00% $ 55,195
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 80.34%
Domestic Equity Funds 16.87%
Specialty Funds 1.92%
International Equity Funds 0.90%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 24,370 $ 1,817 $ 3,959 $ 22,762
Diversified International Fund 3,341 739 338 3,371
Diversified Real Asset Fund 1,239 305 359 1,061
High Income Fund 4,218 409 608 3,569
Inflation Protection Fund 2,698 160 451 2,497
International Small Company Fund 563 127 95 495
LargeCap S&P 500 Index Fund 6,297 2,273 425 7,930
MidCap S&P 400 Index Fund 1,576 385 1,03 5 799
Short-Term Income Fund 12,196 1,869 1,963 12,147
SmallCap S&P 600 Index Fund 610 169 46 582
$ 57,108 $ 8,253 $ 9,27 9 $ 55,213
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 570 $ 29 $ — $ 505
Diversified International Fund 79 3 — (374)
Diversified Real Asset Fund 30 (2) — (122)
High Income Fund 133 (30) — (420)
Inflation Protection Fund 16 2 — 88
International Small Company Fund 17 2 — (102)
LargeCap S&P 500 Index Fund 132 7 118 (222)
MidCap S&P 400 Index Fund 25 1 8 74 (145)
Short-Term Income Fund 13 7 (1) — 46
SmallCap S&P 600 Index Fund 9 — 35 (151)
$ 1,14 8 $ 2 8 $ 227 $ (897)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40.09%
Blue Chip Fund
( a)
806,788 $ 21,573
Core Fixed Income Fund
( a)
10,620,208 106,096
Diversified International Fund
( a)
1,028,209 11,166
Diversified Real Asset Fund
( a)
664,638 6,620
International Small Company Fund
( a)
366,650 3,234
MidCap Fund
( a)
392,546 10,446
SmallCap Growth Fund I
( a),(b)
202,876 2,477
SmallCap Value Fund II
( a)
185,903 1,487
$ 163,099
Principal Funds, Inc. Institutional Class - 59.92%
Bond Market Index Fund
( a)
5,658,227 66,937
Equity Income Fund
( a)
414,649 11,523
High Income Fund
( a)
3,311,399 27,584
Inflation Protection Fund
( a)
2,145,589 19,203
LargeCap S&P 500 Index Fund
( a)
1,083,384 19,295
Overseas Fund
( a)
1,336,085 9,981
Short-Term Income Fund
( a)
7,212,974 89,224
$ 243,747
TOTAL INVESTMENT COMPANIES $ 406,846
Total Investments $ 406,846
Other Assets and Liabilities -  (0.01)% (59)
TOTAL NET ASSETS - 100.00% $ 406,787
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 78.72%
Domestic Equity Funds 16.42%
International Equity Funds 3.24%
Specialty Funds 1.63%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 16,284 $ 6,719 $ 2,742 $ 21,573
Bond Market Index Fund 70,971 4,826 10,395 66,937
Core Fixed Income Fund 110,221 7,465 13,433 106,096
Diversified International Fund 11,234 2,172 606 11,166
Diversified Real Asset Fund 7,095 1,019 505 6,620
Equity Income Fund 13,974 1,589 1,941 11,523
High Income Fund 31,020 2,800 2,845 27,584
Inflation Protection Fund 19,721 1,282 2,482 19,203
International Small Company Fund 3,611 639 201 3,234
LargeCap S&P 500 Index Fund 14,765 6,047 1,231 19,295
MidCap Fund 12,324 1,477 1,781 10,446
Overseas Fund 10,881 2,547 606 9,981
Short-Term Income Fund 90,468 9,283 10,854 89,224
SmallCap Growth Fund I 2,399 414 102 2,477
SmallCap Value Fund II 2,242 191 521 1,487
$ 417,210 $ 48,470 $ 50,245 $ 406,846
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 132 $ 747 $ 637 $ 565
Bond Market Index Fund 1,615 56 — 1,479
Core Fixed Income Fund 1,468 (101) — 1,944
Diversified International Fund 262 (34) — (1,600)
Diversified Real Asset Fund 169 (1) — (988)
Equity Income Fund 136 512 381 (2,611)
High Income Fund 985 (169) — (3,222)
Inflation Protection Fund 117 (38) — 720
International Small Company Fund 106 7 — (822)
LargeCap S&P 500 Index Fund 307 147 273 (433)
MidCap Fund 82 498 511 (2,072)
Overseas Fund 339 16 — (2,857)
Short-Term Income Fund 990 (9) — 336
SmallCap Growth Fund I — 15 179 (249)
SmallCap Value Fund II 21 74 — (499)
$ 6,729 $ 1,720 $ 1,981 $ (10,309)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.25% Shares Held Value (000's)
Money Market Funds - 2.25%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
99,252,376 $ 99,252
TOTAL INVESTMENT COMPANIES $ 99,252
COMMON STOCKS - 98.15% Shares Held Value (000's)
Lodging - 1.16%
Choice Hotels International Inc 269,450 20,223
Hilton Worldwide Holdings Inc 411,981 31,191
$ 51,414
REITs - 96.99%
Alexandria Real Estate Equities Inc 1,315,791 206,698
American Assets Trust Inc 559,201 15,837
American Homes 4 Rent 6,875,643 165,978
American Tower Corp 611,221 145,471
Americold Realty Trust 56,361 1,724
Apartment Investment and Management Co 2,630,543 99,093
AvalonBay Communities Inc 1,665,327 271,365
Boston Properties Inc 845,478 82,164
Brandywine Realty Trust 2,530,887 28,245
CoreSite Realty Corp 568,900 68,945
Cousins Properties Inc 2,812,119 84,842
CubeSmart 2,430,134 61,239
CyrusOne Inc 1,031,411 72,353
Digital Realty Trust Inc 400,213 59,828
Duke Realty Corp 2,217,344 76,942
EPR Properties 658,152 19,363
Equinix Inc 650,624 439,301
Equity LifeStyle Properties Inc 1,571,796 94,795
Equity Residential 618,659 40,250
Essential Properties Realty Trust Inc 3,832,539 56,300
Essex Property Trust Inc 790,432 192,944
Extra Space Storage Inc 1,186,643 104,709
First Industrial Realty Trust Inc 1,556,674 58,796
Healthcare Realty Trust Inc 1,324,090 38,915
Healthcare Trust of America Inc 5,595,291 137,812
Healthpeak Properties Inc 3,126,133 81,717
Invitation Homes Inc 9,603,995 227,134
Kilroy Realty Corp 932,004 58,027
Park Hotels & Resorts Inc 2,556,103 24,308
Prologis Inc 5,219,887 465,770
Public Storage 263,875 48,936
Regency Centers Corp 1,683,959 73,943
Sabra Health Care REIT Inc 2,788,120 35,744
Saul Centers Inc 460,406 15,018
Simon Property Group Inc 705,400 47,100
STORE Capital Corp 5,160,258 103,566
Sun Communities Inc 1,092,731 146,863
Taubman Centers Inc 181,065 7,804
Terreno Realty Corp 1,850,208 101,428
VICI Properties Inc 3,395,476 59,149
Welltower Inc 2,712,592 138,966
Weyerhaeuser Co 1,159,185 25,351
$ 4,284,733
TOTAL COMMON STOCKS $ 4,336,147
Total Investments $ 4,435,399
Other Assets and Liabilities -  (0.40)% (17,614)
TOTAL NET ASSETS - 100.00% $ 4,417,785
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 96.99%
Money Market Funds 2.25%
Consumer, Cyclical 1.16%
Other Assets and Liabilities
(0.40)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 98,955 $ 622,765 $ 622,468 $ 99,252
$ 98,955 $ 622,765 $ 622,468 $ 99,252
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 555 $ — $ — $ —
$ 555 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 1.83%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
74,139,995 $ 74,140
Principal Exchange-Traded Funds - 19.85%
Principal Active Global Dividend Income ETF
( a)
7,864,100 192,375
Principal Active Income ETF
( a)
1,646,600 57,541
Principal Investment Grade Corporate Active
ETF
( a)
1,065,100 27,427
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
15,163,700 437,624
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
3,542,700 90,151
$ 805,118
Principal Funds, Inc. Class R-6 - 48.99%
Blue Chip Fund
( a)
14,673,738 392,376
Core Fixed Income Fund
( a)
49,024,369 489,753
Diversified International Fund
( a)
40,643,143 441,385
Diversified Real Asset Fund
( a)
12,105,538 120,571
Edge MidCap Fund
( a)
12,224,513 153,907
Global Real Estate Securities Fund
( a)
12,577,217 103,510
High Yield Fund
( a)
9,374,109 60,463
International Small Company Fund
( a)
5,911,252 52,137
Origin Emerging Markets Fund
( a)
5,659,492 57,897
Spectrum Preferred and Capital Securities Income
Fund
( a)
11,910,414 114,578
$ 1,986,577
Principal Funds, Inc. Institutional Class - 29.38%
Equity Income Fund
( a)
17,798,385 494,617
Government & High Quality Bond Fund
( a)
27,816,408 295,132
Inflation Protection Fund
( a)
7,298,788 65,324
Short-Term Income Fund
( a)
27,204,421 336,519
$ 1,191,592
TOTAL INVESTMENT COMPANIES $ 4,057,427
Total Investments $ 4,057,427
Other Assets and Liabilities -  (0.05)% (2,009)
TOTAL NET ASSETS - 100.00% $ 4,055,418
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 46.57%
Domestic Equity Funds 38.67%
International Equity Funds 10.01%
Specialty Funds 2.97%
Money Market Funds 1.83%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 406,108 $ 19,500 $ 39,203 $ 392,376
Core Fixed Income Fund 565,998 8,960 92,270 489,753
Diversified International Fund 531,670 12,981 36,123 441,385
Diversified Real Asset Fund 145,693 3,725 9,069 120,571
Edge MidCap Fund 190,950 8,012 11,183 153,907
Equity Income Fund 593,088 22,788 24,150 494,617
Global Real Estate Securities Fund 138,105 5,696 6,213 103,510
Government & High Quality Bond Fund 311,045 5,785 23,652 295,132
High Yield Fund 69,618 2,531 5,400 60,463
Inflation Protection Fund 70,713 581 8,355 65,324
International Small Company Fund 67,892 2,146 4,044 52,137
Origin Emerging Markets Fund 67,284 1,311 5,423 57,897
Principal Active Global Dividend Income ETF 222,837 — — 192,375
Principal Active Income ETF 62,826 3,576 — 57,541
Principal Government Money Market Fund -
Institutional Class 0.11%
7,829 69,887 3,576 74,140
Principal Investment Grade Corporate Active ETF 35,425 — 6,790 27,427
Principal U.S. Mega-Cap Multi-Factor Index ETF 450,514 — — 437,624
Principal U.S. Small-Cap Multi-Factor Index ETF 110,709 — — 90,151
Short-Term Income Fund 357,830 4,909 27,618 336,519
Spectrum Preferred and Capital Securities Income Fund 123,636 3,869 3,840 114,578
$ 4,529,770 $ 176,257 $ 306,909 $ 4,057,427
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 3,292 $ 1,470 $ 15,833 $ 4,501
Core Fixed Income Fund 7,328 (94) — 7,159
Diversified International Fund 12,379 (229) — (66,914)
Diversified Real Asset Fund 3,467 (246) — (19,532)
Edge MidCap Fund 1,988 (595) 5,765 (33,277)
Equity Income Fund 5,892 187 16,171 (97,296)
Global Real Estate Securities Fund 1,537 (216) 3,901 (33,862)
Government & High Quality Bond Fund 4,101 (17) — 1,971
High Yield Fund 2,026 (377) — (5,909)
Inflation Protection Fund 409 62 — 2,323
International Small Company Fund 1,974 38 — (13,895)
Origin Emerging Markets Fund 1,224 (275) — (5,000)
Principal Active Global Dividend Income ETF 2,966 — — (30,462)
Principal Active Income ETF 1,532 — — (8,861)
Principal Government Money Market Fund -
Institutional Class 0.11% 91 — — —
Principal Investment Grade Corporate Active ETF 1,425 509 292 (1,717)
Principal U.S. Mega-Cap Multi-Factor Index ETF 4,639 — — (12,890)
Principal U.S. Small-Cap Multi-Factor Index ETF 808 — — (20,558)
Short-Term Income Fund 3,815 (160) — 1,558
Spectrum Preferred and Capital Securities Income Fund 3,096 (510) — (8,577)
$ 63,989 $ (453) $ 41,962 $ (341,238)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Money Market Funds - 1.85%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
28,846,558 $ 28,847
Principal Exchange-Traded Funds - 13.54%
Principal Active Global Dividend Income ETF
( a)
1,207,000 29,526
Principal Active Income ETF
( a)
1,204,200 42,081
Principal Investment Grade Corporate Active
ETF
( a)
592,500 15,258
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
3,586,000 103,492
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
827,700 21,062
$ 211,419
Principal Funds, Inc. Class R-6 - 50.63%
Blue Chip Fund
( a)
3,937,432 105,287
Core Fixed Income Fund
( a)
28,848,509 288,196
Diversified International Fund
( a)
10,810,286 117,400
Diversified Real Asset Fund
( a)
4,005,596 39,896
Edge MidCap Fund
( a)
3,257,555 41,012
Global Diversified Income Fund
( a)
3,371,275 38,601
Global Real Estate Securities Fund
( a)
3,689,198 30,362
High Yield Fund
( a)
5,397,985 34,817
International Small Company Fund
( a)
1,536,381 13,551
Origin Emerging Markets Fund
( a)
1,496,080 15,305
Spectrum Preferred and Capital Securities Income
Fund
( a)
6,891,468 66,296
$ 790,723
Principal Funds, Inc. Institutional Class - 34.04%
Equity Income Fund
( a)
4,562,948 126,804
Government & High Quality Bond Fund
( a)
16,375,539 173,745
Inflation Protection Fund
( a)
4,704,500 42,105
Short-Term Income Fund
( a)
15,283,577 189,058
$ 531,712
TOTAL INVESTMENT COMPANIES $ 1,562,701
Total Investments $ 1,562,701
Other Assets and Liabilities -  (0.06)% (891)
TOTAL NET ASSETS - 100.00% $ 1,561,810
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 62.04%
Domestic Equity Funds 25.47%
International Equity Funds 5.68%
Specialty Funds 5.02%
Money Market Funds 1.85%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 108,151 $ 5,858 $ 10,573 $ 105,287
Core Fixed Income Fund 315,737 7,975 40,058 288,196
Diversified International Fund 140,205 4,899 10,090 117,400
Diversified Real Asset Fund 49,575 1,518 4,591 39,896
Edge MidCap Fund 49,778 2,691 2,708 41,012
Equity Income Fund 151,370 7,935 7,914 126,804
Global Diversified Income Fund 46,347 1,936 2,208 38,601
Global Real Estate Securities Fund 40,405 2,138 2,172 30,362
Government & High Quality Bond Fund 179,835 4,827 12,067 173,745
High Yield Fund 39,478 1,686 2,775 34,817
Inflation Protection Fund 44,080 704 4,210 42,105
International Small Company Fund 17,731 555 1,138 13,551
Origin Emerging Markets Fund 17,660 390 1,385 15,305
Principal Active Global Dividend Income ETF 34,202 — — 29,526
Principal Active Income ETF 46,182 2,376 — 42,081
Principal Government Money Market Fund -
Institutional Class 0.11%
4,221 27,002 2,376 28,847
Principal Investment Grade Corporate Active ETF 17,606 — 1,692 15,258
Principal U.S. Mega-Cap Multi-Factor Index ETF 106,540 — — 103,492
Principal U.S. Small-Cap Multi-Factor Index ETF 25,866 — — 21,062
Short-Term Income Fund 196,132 4,503 12,395 189,058
Spectrum Preferred and Capital Securities Income Fund 71,103 3,178 2,789 66,296
$ 1,702,204 $ 80,171 $ 121,141 $ 1,562,701
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 881 $ 221 $ 4,231 $ 1,630
Core Fixed Income Fund 4,160 (346) — 4,888
Diversified International Fund 3,282 (16) — (17,598)
Diversified Real Asset Fund 1,181 (99) — (6,507)
Edge MidCap Fund 520 (5) 1,508 (8,744)
Equity Income Fund 1,501 36 4,133 (24,623)
Global Diversified Income Fund 1,219 (197) — (7,277)
Global Real Estate Securities Fund 451 (200) 1,143 (9,809)
Government & High Quality Bond Fund 2,395 (200) — 1,350
High Yield Fund 1,153 (181) — (3,391)
Inflation Protection Fund 258 30 — 1,501
International Small Company Fund 518 31 — (3,628)
Origin Emerging Markets Fund 322 (43) — (1,317)
Principal Active Global Dividend Income ETF 455 — — (4,676)
Principal Active Income ETF 1,125 — — (6,477)
Principal Government Money Market Fund -
Institutional Class 0.11% 40 — — —
Principal Investment Grade Corporate Active ETF 713 127 145 (783)
Principal U.S. Mega-Cap Multi-Factor Index ETF 1,097 — — (3,048)
Principal U.S. Small-Cap Multi-Factor Index ETF 189 — — (4,804)
Short-Term Income Fund 2,112 (73) — 891
Spectrum Preferred and Capital Securities Income Fund 1,779 (255) — (4,941)
$ 25,351 $ (1,170) $ 11,160 $ (97,363)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Money Market Funds - 1.77%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
47,223,594 $ 47,224
Principal Exchange-Traded Funds - 22.09%
Principal Active Global Dividend Income ETF
( a)
3,580,000 87,575
Principal Active Income ETF
( a)
1,105,300 38,625
Principal Investment Grade Corporate Active
ETF
( a)
435,600 11,217
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
12,704,400 366,649
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
3,294,800 83,843
$ 587,909
Principal Funds, Inc. Class R-6 - 51.48%
Blue Chip Fund
( a)
13,323,554 356,272
Core Fixed Income Fund
( a)
12,512,240 124,997
Diversified International Fund
( a)
40,113,609 435,634
Diversified Real Asset Fund
( a)
9,003,484 89,675
Edge MidCap Fund
( a)
11,830,880 148,951
Global Real Estate Securities Fund
( a)
9,698,726 79,820
International Small Company Fund
( a)
5,171,036 45,609
Origin Emerging Markets Fund
( a)
4,970,696 50,850
Spectrum Preferred and Capital Securities Income
Fund
( a)
4,006,385 38,541
$ 1,370,349
Principal Funds, Inc. Institutional Class - 24.72%
Equity Income Fund
( a)
15,681,353 435,785
Government & High Quality Bond Fund
( a)
8,566,918 90,895
Short-Term Income Fund
( a)
10,627,457 131,461
$ 658,141
TOTAL INVESTMENT COMPANIES $ 2,663,623
Total Investments $ 2,663,623
Other Assets and Liabilities -  (0.06)% (1,688)
TOTAL NET ASSETS - 100.00% $ 2,661,935
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 52.28%
Fixed Income Funds 32.73%
International Equity Funds 9.91%
Specialty Funds 3.37%
Money Market Funds 1.77%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 375,472 $ 18,096 $ 41,499 $ 356,272
Core Fixed Income Fund 150,120 2,794 29,460 124,997
Diversified International Fund 522,917 13,327 34,220 435,634
Diversified Real Asset Fund 108,274 2,802 6,626 89,675
Edge MidCap Fund 183,785 7,875 10,028 148,951
Equity Income Fund 525,258 20,626 24,277 435,785
Global Real Estate Securities Fund 106,781 4,542 5,022 79,820
Government & High Quality Bond Fund 94,691 2,087 6,480 90,895
International Small Company Fund 58,855 1,857 2,991 45,609
Origin Emerging Markets Fund 61,517 1,174 7,074 50,850
Principal Active Global Dividend Income ETF 101,443 — — 87,575
Principal Active Income ETF 40,782 3,809 — 38,625
Principal Government Money Market Fund -
Institutional Class 0.11%
7,808 43,224 3,808 47,224
Principal Investment Grade Corporate Active ETF 15,564 — 3,845 11,217
Principal U.S. Mega-Cap Multi-Factor Index ETF 395,274 — 13,664 366,649
Principal U.S. Small-Cap Multi-Factor Index ETF 102,963 — — 83,843
Short-Term Income Fund 137,658 2,133 8,884 131,461
Spectrum Preferred and Capital Securities Income Fund 47,789 1,176 7,178 38,541
$ 3,036,951 $ 125,522 $ 205,056 $ 2,663,623
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 3,041 $ 1,782 $ 14,633 $ 2,421
Core Fixed Income Fund 1,943 (124) — 1,667
Diversified International Fund 12,172 (770) — (65,620)
Diversified Real Asset Fund 2,586 (300) — (14,475)
Edge MidCap Fund 1,913 (279) 5,549 (32,402)
Equity Income Fund 5,201 (123) 14,272 (85,699)
Global Real Estate Securities Fund 1,190 (447) 3,022 (26,034)
Government & High Quality Bond Fund 1,257 7 — 590
International Small Company Fund 1,715 50 — (12,162)
Origin Emerging Markets Fund 1,115 348 — (5,115)
Principal Active Global Dividend Income ETF 1,350 — — (13,868)
Principal Active Income ETF 1,005 — — (5,966)
Principal Government Money Market Fund -
Institutional Class 0.11% 72 — — —
Principal Investment Grade Corporate Active ETF 623 289 128 (791)
Principal U.S. Mega-Cap Multi-Factor Index ETF 3,982 (2,329) — (12,632)
Principal U.S. Small-Cap Multi-Factor Index ETF 752 — — (19,120)
Short-Term Income Fund 1,476 (67) — 621
Spectrum Preferred and Capital Securities Income Fund 1,113 (226) — (3,020)
$ 42,506 $ (2,189) $ 37,604 $ (291,605)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 1.90%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
48,678,750 $ 48,679
Principal Exchange-Traded Funds - 14.49%
Principal Active Global Dividend Income ETF
( a)
7,277,100 178,015
Principal Active Income ETF
( a)
1,859,500 64,980
Principal Investment Grade Corporate Active
ETF
( a)
1,480,000 38,112
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
3,126,200 90,222
$ 371,329
Principal Funds, Inc. Class R-6 - 44.55%
Blue Chip Fund
( a)
1,794,805 47,993
Core Fixed Income Fund
( a)
62,475,548 624,131
Edge MidCap Fund
( a)
2,861,719 36,029
Global Diversified Income Fund
( a)
10,122,402 115,901
Global Real Estate Securities Fund
( a)
8,557,689 70,430
High Yield Fund
( a)
16,981,219 109,529
Spectrum Preferred and Capital Securities Income
Fund
( a)
14,281,272 137,386
$ 1,141,399
Principal Funds, Inc. Institutional Class - 39.09%
Equity Income Fund
( a)
5,875,138 163,270
Government & High Quality Bond Fund
( a)
32,148,453 341,095
Inflation Protection Fund
( a)
17,874,932 159,981
Short-Term Income Fund
( a)
27,247,987 337,057
$ 1,001,403
TOTAL INVESTMENT COMPANIES $ 2,562,810
Total Investments $ 2,562,810
Other Assets and Liabilities -  (0.03)% (660)
TOTAL NET ASSETS - 100.00% $ 2,562,150
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 70.74%
Domestic Equity Funds 13.17%
International Equity Funds 9.70%
Specialty Funds 4.52%
Money Market Funds 1.90%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 46,364 $ 4,122 $ 3,128 $ 47,993
Core Fixed Income Fund 662,002 25,664 73,376 624,131
Edge MidCap Fund 41,613 3,325 1,287 36,029
Equity Income Fund 187,990 13,763 6,875 163,270
Global Diversified Income Fund 133,754 7,320 3,232 115,901
Global Real Estate Securities Fund 103,279 4,627 12,694 70,430
Government & High Quality Bond Fund 338,748 17,430 17,310 341,095
High Yield Fund 118,071 6,295 3,869 109,529
Inflation Protection Fund 171,714 3,920 21,360 159,981
Principal Active Global Dividend Income ETF 206,205 — — 178,015
Principal Active Income ETF 71,724 3,254 — 64,980
Principal Government Money Market Fund -
Institutional Class 0.11%
4,990 46,943 3,254 48,679
Principal Investment Grade Corporate Active ETF 41,326 — 1,597 38,112
Principal U.S. Mega-Cap Multi-Factor Index ETF 92,879 — — 90,222
Short-Term Income Fund 341,851 13,035 19,206 337,057
Spectrum Preferred and Capital Securities Income Fund 141,989 8,896 3,212 137,386
$ 2,704,499 $ 158,594 $ 170,400 $ 2,562,810
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 379 $ (155) $ 1,814 $ 790
Core Fixed Income Fund 8,818 (1,270) — 11,111
Edge MidCap Fund 438 20 1,270 (7,642)
Equity Income Fund 1,900 (223) 5,170 (31,385)
Global Diversified Income Fund 3,574 (92) — (21,849)
Global Real Estate Securities Fund 1,144 (411) 2,901 (24,371)
Government & High Quality Bond Fund 4,599 (602) — 2,829
High Yield Fund 3,523 (217) — (10,751)
Inflation Protection Fund 1,004 15 — 5,692
Principal Active Global Dividend Income ETF 2,745 — — (28,190)
Principal Active Income ETF 1,742 — — (9,998)
Principal Government Money Market Fund -
Institutional Class 0.11% 59 — — —
Principal Investment Grade Corporate Active ETF 1,681 120 340 (1,737)
Principal U.S. Mega-Cap Multi-Factor Index ETF 956 — — (2,657)
Short-Term Income Fund 3,724 (254) — 1,631
Spectrum Preferred and Capital Securities Income Fund 3,599 (52) — (10,235)
$ 39,885 $ (3,121) $ 11,495 $ (126,762)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99.66% Shares Held Value (000's)
Money Market Funds - 1.69%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
27,673,031 $ 27,673
Principal Exchange-Traded Funds - 17.05%
Principal Active Global Dividend Income ETF
( a)
3,857,000 94,351
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
4,182,800 120,716
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
2,534,500 64,495
$ 279,562
Principal Funds, Inc. Class R-6 - 60.61%
Blue Chip Fund
( a)
9,934,910 265,660
Diversified International Fund
( a)
31,258,988 339,473
Edge MidCap Fund
( a)
8,129,645 102,352
Global Real Estate Securities Fund
( a)
9,096,363 74,863
International Small Company Fund
( a)
3,945,465 34,799
LargeCap Growth Fund I
( a)
5,668,133 90,293
Origin Emerging Markets Fund
( a)
8,433,618 86,276
$ 993,716
Principal Funds, Inc. Institutional Class - 20.31%
Equity Income Fund
( a)
10,656,062 296,132
LargeCap Value Fund III
( a)
2,660,511 36,821
$ 332,953
TOTAL INVESTMENT COMPANIES $ 1,633,904
Total Investments $ 1,633,904
Other Assets and Liabilities -  0.34% 5,571
TOTAL NET ASSETS - 100.00% $ 1,639,475
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 59.55%
Fixed Income Funds 20.71%
International Equity Funds 17.71%
Money Market Funds 1.69%
Other Assets and Liabilities
0.34%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 285,159 $ 14,233 $ 36,141 $ 265,660
Diversified International Fund 403,207 10,900 22,600 339,473
Edge MidCap Fund 124,535 5,709 5,564 102,352
Equity Income Fund 352,436 15,275 12,770 296,132
Global Real Estate Securities Fund 99,188 4,798 4,573 74,863
International Small Company Fund 47,362 1,613 4,758 34,799
LargeCap Growth Fund I 92,613 7,682 8,329 90,293
LargeCap Value Fund III 45,138 3,174 2,190 36,821
Origin Emerging Markets Fund 100,810 2,112 8,939 86,276
Principal Active Global Dividend Income ETF 109,292 — — 94,351
Principal Government Money Market Fund -
Institutional Class 0.11%
6,346 21,327 — 27,673
Principal U.S. Mega-Cap Multi-Factor Index ETF 134,670 — 7,971 120,716
Principal U.S. Small-Cap Multi-Factor Index ETF 79,203 — — 64,495
$ 1,879,959 $ 86,823 $ 113,835 $ 1,633,904
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 2,321 $ (437) $ 11,164 $ 2,846
Diversified International Fund 9,429 (1,218) — (50,816)
Edge MidCap Fund 1,303 (261) 3,777 (22,067)
Equity Income Fund 3,531 (985) 9,664 (57,824)
Global Real Estate Securities Fund 1,110 (242) 2,814 (24,308)
International Small Company Fund 1,345 (92) — (9,326)
LargeCap Growth Fund I 250 (424) 7,119 (1,249)
LargeCap Value Fund III 1,045 (219) 1,856 (9,082)
Origin Emerging Markets Fund 1,828 (67) — (7,640)
Principal Active Global Dividend Income ETF 1,456 — — (14,941)
Principal Government Money Market Fund -
Institutional Class 0.11% 52 — — —
Principal U.S. Mega-Cap Multi-Factor Index ETF 1,336 (1,053) — (4,930)
Principal U.S. Small-Cap Multi-Factor Index ETF 578 — — (14,708)
$ 25,584 $ (4,998) $ 36,394 $ (214,045)
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.63% Shares Held Value (000's)
Money Market Funds - 4.63%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
2,243,157 $ 2,244
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
242,383,351 242,383
$ 244,627
TOTAL INVESTMENT COMPANIES $ 244,627
BONDS - 91.04%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.66%
General Dynamics Corp
2.88%, 05/11/2020 $ 6,800 $ 6,803
3.00%, 05/11/2021 9,750 9,949
3.25%, 04/01/2025 5,400 5,893
Northrop Grumman Corp
2.08%, 10/15/2020 4,850 4,876
Rockwell Collins Inc
3.20%, 03/15/2024 6,750 7,163
$ 34,684
Agriculture - 0.19%
Cargill Inc
1.38%, 07/23/2023
(d)
9,800 9,850
Airlines - 0.21%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 9,278 8,220
Delta Air Lines 2012-1 Class A Pass Through
Trust
4.75%, 11/07/2021 2,790 2,788
$ 11,008
Automobile Asset Backed Securities - 6.58%
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021 5,979 5,980
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 6,993 7,035
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 6,800 6,867
Americredit Automobile Receivables Trust 2018-3
3.11%, 01/18/2022 1,675 1,678
Americredit Automobile Receivables Trust 2019-1
2.93%, 06/20/2022 4,623 4,638
2.97%, 11/20/2023 7,300 7,392
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 14,600 14,718
2.43%, 09/19/2022 6,759 6,780
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01/18/2023 9,609 9,634
AmeriCredit Automobile Receivables Trust
2020-1
1.10%, 03/20/2023 8,900 8,854
Bank of The West Auto Trust 2019-1
2.40%, 10/17/2022
(d)
5,358 5,384
Capital Auto Receivables Asset Trust 2018-2
3.27%, 06/20/2023
(d)
9,559 9,616
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022
(d)
880 881
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022
(d)
2,028 2,037
CPS Auto Receivables Trust 2019-B
2.89%, 05/16/2022
(d)
3,024 3,028
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022
(d)
5,459 5,486
CPS Auto Receivables Trust 2019-D
2.17%, 12/15/2022
(d)
7,459 7,450
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023
(d)
9,984 9,941
Ford Credit Auto Owner Trust 2015-REV2
2.44%, 01/15/2027
(d)
12,327 12,317
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(d)
$ 14,000 $ 13,953
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(d)
11,500 11,592
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
14,600 15,008
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
11,700 12,174
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031
(d)
13,000 12,670
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(d)
16,000 16,011
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
16,750 17,309
Santander Drive Auto Receivables Trust 2019-2
2.63%, 07/15/2022 4,559 4,563
Santander Drive Auto Receivables Trust 2019-3
2.28%, 02/15/2022 9,190 9,199
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06/15/2022
(d)
1,967 1,965
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
17,000 17,563
Westlake Automobile Receivables Trust 2018-2
3.20%, 01/16/2024
(d)
5,031 5,039
Westlake Automobile Receivables Trust 2018-3
2.98%, 01/18/2022
(d)
1,783 1,785
3.32%, 10/16/2023
(d)
10,700 10,748
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022
(d)
4,954 4,970
3.26%, 10/17/2022
(d)
13,150 13,223
Westlake Automobile Receivables Trust 2019-2
2.57%, 02/15/2023
(d)
8,656 8,671
2.62%, 07/15/2024
(d)
8,800 8,740
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023
(d)
13,750 13,797
World Omni Select Auto Trust 2018-1
3.24%, 04/15/2022
(d)
579 580
World Omni Select Auto Trust 2019-A
2.06%, 08/15/2023 18,451 18,524
$ 347,800
Automobile Floor Plan Asset Backed Securities - 1.45%
Ally Master Owner Trust
2.70%, 01/17/2023 14,250 14,181
3.29%, 05/15/2023 19,500 19,497
Ford Credit Floorplan Master Owner Trust A
1.21%, 10/15/2023 8,750 8,438
1.00 x 1 Month USD LIBOR + 0.40%
Navistar Financial Dealer Note Master Owner
Trust II
1.12%, 09/25/2023
(d)
11,500 11,252
1.00 x 1 Month USD LIBOR + 0.63%
Volvo Financial Equipment Master Owner Trust
1.31%, 11/15/2022
(d)
8,750 8,534
1.00 x 1 Month USD LIBOR + 0.50%
1.33%, 07/17/2023
(d)
14,600 14,610
1.00 x 1 Month USD LIBOR + 0.52%
$ 76,512
Automobile Manufacturers - 0.63%
Ford Motor Credit Co LLC
2.64%, 03/28/2022 5,000 4,419
3 Month USD LIBOR + 1.27%
General Motors Financial Co Inc
2.17%, 04/09/2021 9,700 9,319
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
3.10%, 05/10/2021 9,750 9,974

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp
2.60%, 01/11/2022 $ 9,600 $ 9,812
$ 33,524
Banks - 19.49%
Bank of America Corp
2.30%, 01/20/2023 28,400 28,302
3 Month USD LIBOR + 1.16%
2.50%, 10/21/2022 12,000 12,227
2.63%, 10/19/2020 15,750 15,857
3.00%, 12/20/2023
(e)
10,347 10,693
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 24,500 26,509
Bank of New York Mellon Corp/The
1.81%, 10/30/2023 24,500 24,349
3 Month USD LIBOR + 1.05%
2.10%, 10/24/2024 9,750 10,025
2.50%, 04/15/2021 5,700 5,777
BNP Paribas SA
3.50%, 03/01/2023
(d)
9,750 10,072
Capital One NA
1.91%, 01/30/2023 14,400 13,886
3 Month USD LIBOR + 1.15%
Citigroup Inc
1.95%, 04/25/2022 19,800 19,649
3 Month USD LIBOR + 0.96%
2.70%, 03/30/2021 28,900 29,295
3.01%, 09/01/2023 10,000 10,013
3 Month USD LIBOR + 1.43%
3.50%, 05/15/2023 9,750 10,171
4.00%, 08/05/2024 10,750 11,472
4.04%, 06/01/2024
(e)
4,750 5,070
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11/12/2021 9,750 9,853
Credit Suisse Group AG
2.59%, 09/11/2025
(d),(e)
5,000 4,990
United States Secured Overnight Financing
Rate + 1.56%
4.21%, 06/12/2024
(d),(e)
17,900 18,799
3 Month USD LIBOR + 1.24%
Credit Suisse Group Funding Guernsey Ltd
3.13%, 12/10/2020 700 705
Fifth Third Bancorp
2.60%, 06/15/2022 13,400 13,645
3.65%, 01/25/2024 9,800 10,355
4.30%, 01/16/2024 15,700 16,846
Fifth Third Bank NA
2.25%, 06/14/2021 7,700 7,789
First Republic Bank/CA
1.91%, 02/12/2024
(e)
11,000 11,018
United States Secured Overnight Financing
Rate + 0.62%
Goldman Sachs Group Inc/The
2.10%, 04/26/2022 10,450 10,401
3 Month USD LIBOR + 1.11%
3.00%, 04/26/2022 24,050 24,364
3.20%, 02/23/2023 10,000 10,374
3.45%, 02/25/2021 9,600 9,652
3 Month USD LIBOR + 1.77%
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
9,300 9,483
3 Month USD LIBOR + 1.14%
3.95%, 05/18/2024
(e)
9,750 10,351
3 Month USD LIBOR + 0.99%
Huntington Bancshares Inc/OH
2.63%, 08/06/2024 9,800 10,056
ING Groep NV
3.15%, 03/29/2022 6,800 6,972
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
1.89%, 04/25/2023 $ 38,500 $ 38,161
3 Month USD LIBOR + 0.90%
2.25%, 10/24/2023 15,000 14,974
3 Month USD LIBOR + 1.23%
2.30%, 08/15/2021 9,500 9,531
3.88%, 09/10/2024 5,249 5,668
4.25%, 10/15/2020 22,250 22,572
KeyBank NA/Cleveland OH
1.25%, 03/10/2023 13,200 13,208
2.40%, 06/09/2022 9,600 9,801
3.30%, 02/01/2022 4,750 4,901
KeyCorp
5.10%, 03/24/2021 20,000 20,677
Morgan Stanley
0.73%, 01/20/2023 9,800 9,449
United States Secured Overnight Financing
Rate + 0.70%
2.42%, 10/24/2023 38,600 38,549
3 Month USD LIBOR + 1.40%
2.51%, 04/21/2021 20,700 20,772
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 10,200 10,771
5.50%, 07/24/2020 25,000 25,241
MUFG Union Bank NA
2.10%, 12/09/2022 14,750 14,910
PNC Bank NA
1.49%, 07/27/2022 9,600 9,471
3 Month USD LIBOR + 0.50%
2.05%, 05/19/2020 6,000 6,000
3 Month USD LIBOR + 0.36%
2.70%, 11/01/2022 10,965 11,318
PNC Financial Services Group Inc/The
3.90%, 04/29/2024 9,850 10,712
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(e)
9,750 10,326
3 Month USD LIBOR + 1.76%
Societe Generale SA
2.63%, 01/22/2025
(d)
9,700 9,686
State Street Corp
2.35%, 11/01/2025
(e)
9,800 10,085
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05/15/2023 24,100 25,210
Synovus Bank/Columbus GA
2.29%, 02/10/2023
(e)
11,750 11,611
United States Secured Overnight Financing
Rate + 0.95%
Truist Bank
2.35%, 08/02/2022 9,750 9,623
3 Month USD LIBOR + 0.59%
2.45%, 08/01/2022 15,500 15,830
2.63%, 01/15/2022 14,400 14,725
Truist Financial Corp
2.05%, 05/10/2021 9,500 9,589
2.70%, 01/27/2022 3,832 3,916
2.90%, 03/03/2021 12,500 12,672
UBS AG/London
1.75%, 04/21/2022
(d)
11,750 11,800
2.20%, 06/08/2020
(d)
11,500 11,511
UBS Group AG
3.49%, 05/23/2023
(d)
11,450 11,783
US Bancorp
1.66%, 01/24/2022
(f)
5,751 5,719
3 Month USD LIBOR + 0.64%
3.60%, 09/11/2024 14,400 15,600

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 $ 14,750 $ 15,080
2.05%, 10/23/2020 9,700 9,745
2.65%, 05/23/2022 10,000 10,296
Wells Fargo & Co
1.98%, 07/22/2020 5,500 5,506
3 Month USD LIBOR + 0.88%
2.16%, 02/11/2026
(e)
9,800 9,847
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(e)
14,600 14,694
United States Secured Overnight Financing
Rate + 2.00%
2.41%, 10/30/2025
(e)
10,000 10,153
3 Month USD LIBOR + 0.83%
2.60%, 07/22/2020 5,000 5,017
3.07%, 01/24/2023 19,000 19,468
Wells Fargo Bank NA
1.54%, 07/23/2021 14,500 14,428
3 Month USD LIBOR + 0.50%
$ 1,029,626
Beverages - 1.05%
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 19,250 21,433
Diageo Capital PLC
1.38%, 09/29/2025 7,800 7,796
Keurig Dr Pepper Inc
3.55%, 05/25/2021 16,250 16,582
PepsiCo Inc
2.15%, 10/14/2020 9,500 9,552
$ 55,363
Biotechnology - 0.57%
Amgen Inc
2.20%, 05/11/2020 4,800 4,801
2.65%, 05/11/2022 9,600 9,871
Biogen Inc
2.90%, 09/15/2020 14,000 14,043
4.05%, 09/15/2025 1,500 1,667
$ 30,382
Building Materials - 0.31%
Martin Marietta Materials Inc
4.25%, 07/02/2024 15,415 16,443
Chemicals - 1.31%
Air Liquide Finance SA
1.75%, 09/27/2021
(d)
6,750 6,792
Celanese US Holdings LLC
3.50%, 05/08/2024 9,800 9,810
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
3.30%, 05/01/2023
(d)
7,300 7,382
DuPont de Nemours Inc
2.17%, 05/01/2023
(g)
19,500 19,630
4.21%, 11/15/2023 10,475 11,324
International Flavors & Fragrances Inc
3.40%, 09/25/2020 4,900 4,908
Westlake Chemical Corp
3.60%, 07/15/2022 9,272 9,205
$ 69,051
Commercial Mortgage Backed Securities - 0.52%
Ginnie Mae
0.42%, 09/16/2055
(h),(i)
19,068 463
0.61%, 01/16/2054
(h),(i)
36,550 909
0.64%, 10/16/2054
(h),(i)
41,719 1,055
0.70%, 02/16/2048
(h),(i)
22,333 641
0.81%, 02/16/2055
(h),(i)
60,932 1,497
0.83%, 01/16/2055
(h),(i)
86,488 2,753
0.88%, 06/16/2045
(h),(i)
43,487 1,911
1.07%, 08/16/2042
(h),(i)
21,782 660
1.21%, 02/16/2046
(h),(i)
50,089 2,484
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
1.22%, 10/16/2051
(h),(i)
$ 2,729 $ 160
1.38%, 12/16/2036
(h),(i)
31,973 1,172
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 8,453 8,455
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12/15/2049 5,212 5,196
$ 27,356
Computers - 0.49%
Dell International LLC / EMC Corp
5.45%, 06/15/2023
(d)
9,800 10,372
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 14,700 15,478
$ 25,850
Consumer Products - 0.18%
Reckitt Benckiser Treasury Services PLC
1.76%, 06/24/2022
(d)
9,600 9,415
3 Month USD LIBOR + 0.56%
Credit Card Asset Backed Securities - 0.71%
BA Credit Card Trust
1.74%, 01/15/2025 37,000 37,770
Diversified Financial Services - 1.68%
American Express Co
2.75%, 05/20/2022 9,800 10,040
3.00%, 02/22/2021 18,594 18,799
3.70%, 11/05/2021 6,850 7,070
Capital One Bank USA NA
2.01%, 01/27/2023
(e)
19,750 19,544
United States Secured Overnight Financing
Rate + 0.62%
Capital One Financial Corp
3.90%, 01/29/2024 4,900 5,105
GTP Acquisition Partners I LLC
2.35%, 06/15/2045
(d)
10,100 10,176
USAA Capital Corp
1.50%, 05/01/2023
(d)
3,000 3,025
2.45%, 08/01/2020
(d)
4,990 5,007
2.63%, 06/01/2021
(d)
9,800 9,972
$ 88,738
Electric - 6.24%
Alabama Power Co
2.45%, 03/30/2022 14,250 14,628
Alliant Energy Finance LLC
3.75%, 06/15/2023
(d)
17,100 18,127
Berkshire Hathaway Energy Co
4.05%, 04/15/2025
(d)
5,000 5,611
Black Hills Corp
4.25%, 11/30/2023 27,000 28,906
CenterPoint Energy Inc
3.60%, 11/01/2021 14,700 15,133
Dominion Energy Inc
2.58%, 07/01/2020 15,098 15,103
2.72%, 08/15/2021
(i)
9,800 9,887
3.07%, 08/15/2024
(i)
9,800 10,264
DTE Energy Co
2.25%, 11/01/2022 9,750 9,917
2.53%, 10/01/2024 10,000 10,180
2.60%, 06/15/2022 9,800 9,930
Duke Energy Florida LLC
3.10%, 08/15/2021 5,750 5,871
Emera US Finance LP
2.70%, 06/15/2021 6,700 6,738
Evergy Inc
2.45%, 09/15/2024 9,300 9,635
Exelon Corp
3.50%, 06/01/2022 22,500 23,183

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Florida Power & Light Co
2.14%, 05/06/2022 $ 15,000 $ 14,867
3 Month USD LIBOR + 0.40%
2.85%, 04/01/2025 3,500 3,793
Indiantown Cogeneration LP
9.77%, 12/15/2020 1,548 1,576
LG&E & KU Energy LLC
4.38%, 10/01/2021 15,000 15,413
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 10,000 10,166
2.90%, 04/01/2022 14,162 14,630
3.15%, 04/01/2024 5,600 5,942
Public Service Enterprise Group Inc
2.88%, 06/15/2024 7,900 8,248
San Diego Gas & Electric Co
1.91%, 02/01/2022 2,085 2,076
Sempra Energy
1.72%, 01/15/2021 14,500 14,351
3 Month USD LIBOR + 0.50%
Southern California Edison Co
1.85%, 02/01/2022 3,345 3,333
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,618
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 19,186
WEC Energy Group Inc
3.38%, 06/15/2021 17,600 18,037
$ 329,349
Electronics - 0.60%
Fortive Corp
2.35%, 06/15/2021 11,700 11,754
Honeywell International Inc
1.85%, 11/01/2021 9,600 9,756
2.15%, 08/08/2022 9,800 10,105
$ 31,615
Environmental Control - 0.25%
Republic Services Inc
2.50%, 08/15/2024 5,650 5,883
Waste Management Inc
2.95%, 06/15/2024 6,900 7,360
$ 13,243
Finance - Mortgage Loan/Banker - 9.53%
Fannie Mae
1.25%, 08/17/2021 13,500 13,669
1.63%, 01/07/2025 23,000 24,161
1.75%, 07/02/2024 24,600 25,869
1.88%, 09/24/2026 111,200 118,692
2.00%, 01/05/2022 24,000 24,704
2.13%, 04/24/2026 160,500 174,029
2.50%, 02/05/2024 35,250 37,963
Freddie Mac
1.50%, 02/12/2025 58,650 61,252
2.75%, 06/19/2023
(f)
21,650 23,266
$ 503,605
Food - 0.95%
Conagra Brands Inc
1.85%, 10/22/2020 5,108 5,101
3 Month USD LIBOR + 0.75%
3.80%, 10/22/2021 19,346 19,953
Kraft Heinz Foods Co
2.30%, 02/10/2021 9,600 9,462
3 Month USD LIBOR + 0.57%
4.00%, 06/15/2023 4,850 5,034
Tyson Foods Inc
2.15%, 08/21/2020 4,800 4,795
3 Month USD LIBOR + 0.45%
2.25%, 08/23/2021 5,750 5,826
$ 50,171
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0.32%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
$ 17,000 $ 17,040
Gas - 0.08%
NiSource Inc
2.65%, 11/17/2022 4,000 4,115
Healthcare - Services - 0.22%
Humana Inc
2.50%, 12/15/2020 4,900 4,924
UnitedHealth Group Inc
1.95%, 10/15/2020 6,750 6,750
$ 11,674
Home Builders - 0.18%
DR Horton Inc
2.50%, 10/15/2024 9,800 9,780
Home Furnishings - 0.28%
Panasonic Corp
2.54%, 07/19/2022
(d)
9,800 9,890
2.68%, 07/19/2024
(d)
5,000 5,054
$ 14,944
Insurance - 3.81%
Allstate Corp/The
2.00%, 03/29/2023 12,500 12,199
3 Month USD LIBOR + 0.63%
Berkshire Hathaway Inc
2.75%, 03/15/2023 5,500 5,824
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
26,875 29,559
MassMutual Global Funding II
2.00%, 04/15/2021
(d)
31,938 32,238
Metropolitan Life Global Funding I
0.58%, 09/07/2020
(d)
9,750 9,710
United States Secured Overnight Financing
Rate + 0.57%
1.18%, 06/12/2020
(d)
6,750 6,753
3 Month USD LIBOR + 0.40%
1.95%, 09/15/2021
(d)
28,175 28,403
3.60%, 01/11/2024
(d)
5,000 5,392
New York Life Global Funding
1.42%, 06/10/2022
(d)
24,000 23,815
3 Month USD LIBOR + 0.52%
1.70%, 09/14/2021
(d)
750 756
2.00%, 04/13/2021
(d)
9,600 9,692
2.00%, 01/22/2025
(d)
9,800 9,973
2.30%, 06/10/2022
(d)
13,200 13,544
Prudential Financial Inc
1.50%, 03/10/2026 13,700 13,660
$ 201,518
Machinery - Construction & Mining - 0.19%
Caterpillar Financial Services Corp
2.55%, 11/29/2022 9,700 10,053
Machinery - Diversified - 0.53%
John Deere Capital Corp
1.20%, 04/06/2023 6,100 6,149
2.65%, 01/06/2022 7,212 7,401
Otis Worldwide Corp
2.09%, 04/05/2023
(d)
14,750 14,356
3 Month USD LIBOR + 0.45%
$ 27,906
Media - 0.32%
Discovery Communications LLC
3.25%, 04/01/2023 3,038 3,119
3.50%, 06/15/2022 4,443 4,541
Sky Ltd
3.13%, 11/26/2022
(d)
8,900 9,358
$ 17,018

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0.20%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
$ 9,600 $ 10,328
Miscellaneous Manufacturers - 0.28%
Ingersoll-Rand Global Holding Co Ltd
2.90%, 02/21/2021 14,500 14,652
Mortgage Backed Securities - 6.58%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 11 12
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03/25/2050
(d),(i)
12,241 12,470
CHL Mortgage Pass-Through Trust 2003-46
3.96%, 01/19/2034
(i)
314 282
CHL Mortgage Pass-Through Trust 2004-J7
5.00%, 09/25/2019 1 1
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 5 4
CSMC 2017-HL1 Trust
3.50%, 06/25/2047
(d),(i)
11,574 11,706
CSMC 2017-HL2 Trust
3.50%, 10/25/2047
(d),(i)
10,711 10,789
GS Mortage-Backed Securities Trust 2020-PJ1
3.50%, 05/25/2050
(d),(i)
9,219 9,338
JP Morgan Mortgage Trust 2004-A3
4.17%, 07/25/2034
(i)
431 388
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 141 142
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(i)
8,589 8,722
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(d),(i)
6,956 7,023
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048
(d),(i)
17,081 17,310
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(d),(i)
7,044 7,145
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(d),(i)
9,118 9,313
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(d),(i)
6,975 7,062
JP Morgan Mortgage Trust 2018-6
3.50%, 12/25/2048
(d),(i)
5,735 5,792
JP Morgan Mortgage Trust 2018-9
4.00%, 02/25/2049
(d),(i)
4,906 4,949
JP Morgan Mortgage Trust 2019-2
4.00%, 08/25/2049
(d),(i)
1,966 1,967
JP Morgan Mortgage Trust 2019-5
4.00%, 11/25/2049
(d),(i)
7,346 7,428
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(i)
5,896 6,109
PHH Mortgage Trust Series 2008-CIM1
3.23%, 06/25/2038 1,236 1,117
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07/25/2020 179 179
Provident Funding Mortgage Loan Trust 2005-1
1.07%, 05/25/2035 835 796
1.00 x 1 Month USD LIBOR + 0.58%
PSMC 2018-1 Trust
3.50%, 02/25/2048
(d),(i)
14,031 14,227
PSMC 2018-2 Trust
3.50%, 06/25/2048
(d),(i)
11,380 11,384
PSMC 2018-3 Trust
4.00%, 08/25/2048
(d),(i)
7,189 7,243
PSMC 2018-4 Trust
4.00%, 11/25/2048
(d),(i)
5,172 5,190
PSMC 2019-1 Trust
4.00%, 07/25/2049
(d),(i)
5,679 5,690
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
PSMC 2020-1 Trust
3.50%, 01/25/2050
(d),(i)
$ 18,707 $ 19,128
RBSSP Resecuritization Trust 2009-7
1.35%, 06/26/2037
(d)
118 117
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(i)
5,697 5,652
Sequoia Mortgage Trust 2013-8
2.25%, 06/25/2043
(i)
2,278 2,266
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(d),(i)
8,445 8,568
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(d),(i)
4,134 4,177
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(d),(i)
7,075 7,190
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(d),(i)
6,870 6,970
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(i)
7,554 7,643
Sequoia Mortgage Trust 2018-6
4.00%, 07/25/2048
(d),(i)
3,118 3,135
Sequoia Mortgage Trust 2018-7
4.00%, 09/25/2048
(d),(i)
2,555 2,575
Sequoia Mortgage Trust 2018-8
4.00%, 11/25/2048
(d),(i)
7,183 7,224
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048
(d),(i)
2,984 2,988
Sequoia Mortgage Trust 2019-1
4.00%, 02/25/2049
(d),(i)
1,601 1,620
Sequoia Mortgage Trust 2019-2
4.00%, 06/25/2049
(d),(i)
10,563 10,720
Sequoia Mortgage Trust 2019-3
3.50%, 09/25/2049
(d),(i)
7,398 7,490
Sequoia Mortgage Trust 2020-1
3.50%, 02/25/2050
(d),(i)
4,761 4,797
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(d),(i)
11,909 12,014
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11/25/2048
(d),(i)
2,743 2,779
4.00%, 11/25/2048
(d),(i)
2,878 2,885
Wells Fargo Mortgage Backed Securities 2019-2
Trust
4.00%, 04/25/2049
(d),(i)
5,845 5,866
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07/25/2049
(d),(i)
9,952 9,990
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09/25/2049
(d),(i)
19,041 19,250
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12/25/2049
(d),(i)
18,806 18,884
$ 347,706
Oil & Gas - 1.82%
BP Capital Markets America Inc
2.94%, 04/06/2023 7,250 7,482
BP Capital Markets PLC
3.81%, 02/10/2024 5,000 5,314
Cimarex Energy Co
4.38%, 06/01/2024 12,500 11,471
Exxon Mobil Corp
1.57%, 04/15/2023 6,850 6,938
2.99%, 03/19/2025 9,800 10,466
Marathon Petroleum Corp
4.50%, 05/01/2023 9,800 9,817

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp
2.96%, 08/13/2021 $ 15,000 $ 13,950
3 Month USD LIBOR + 1.25%
Phillips 66
3.70%, 04/06/2023 6,850 7,115
Shell International Finance BV
2.13%, 05/11/2020 11,495 11,497
2.38%, 08/21/2022 11,700 11,918
$ 95,968
Oil & Gas Services - 0.19%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 9,750 9,835
Other Asset Backed Securities - 6.94%
CCG Receivables Trust
2.80%, 09/14/2026
(d)
12,998 13,078
CCG Receivables Trust 2018-1
2.50%, 06/16/2025
(d)
1,240 1,243
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(d)
9,598 9,619
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(d)
19,600 19,594
Daimler Trucks Retail Trust 2019-1
2.77%, 04/15/2021
(d)
5,237 5,241
Drug Royalty III LP 1
2.82%, 10/15/2031
(d)
2,450 2,379
1.00 x 3 Month USD LIBOR + 1.60%
3.60%, 04/15/2027
(d)
1,528 1,530
3.72%, 04/15/2027
(d)
1,528 1,522
1.00 x 3 Month USD LIBOR + 2.50%
3.98%, 04/15/2027
(d)
253 254
4.27%, 10/15/2031
(d)
2,975 3,047
MMAF Equipment Finance LLC 2018-A
2.92%, 07/12/2021
(d)
1,768 1,772
MMAF Equipment Finance LLC 2019-A
2.84%, 01/10/2022
(d)
8,576 8,600
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(d)
4,305 4,196
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(d)
2,763 2,695
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
8,373 8,142
PFS Financing Corp
1.41%, 07/15/2022
(d)
19,250 19,221
1.00 x 1 Month USD LIBOR + 0.60%
2.23%, 10/15/2024
(d)
29,250 28,494
2.40%, 10/17/2022
(d)
11,700 11,592
2.86%, 04/15/2024
(d)
9,750 9,502
3.19%, 04/17/2023
(d)
8,750 8,762
3.52%, 10/15/2023
(d)
6,750 6,770
Trafigura Securitisation Finance PLC 2017-1
1.66%, 12/15/2020
(d)
17,500 17,440
1.00 x 1 Month USD LIBOR + 0.85%
Trafigura Securitisation Finance PLC 2018-1
3.73%, 03/15/2022
(d)
22,000 21,829
Verizon Owner Trust 2017-1
2.06%, 09/20/2021
(d)
250 250
Verizon Owner Trust 2017-2
1.92%, 12/20/2021
(d)
2,350 2,351
Verizon Owner Trust 2017-3
2.06%, 04/20/2022
(d)
5,647 5,660
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(d)
13,881 13,991
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 23,400 23,869
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 13,500 13,796
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 $ 19,500 $ 19,854
Verizon Owner Trust 2019-C
1.94%, 04/22/2024 23,000 23,246
Verizon Owner Trust 2020-A
1.85%, 07/22/2024 22,000 22,239
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10/17/2022
(d)
4,900 4,903
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(d)
12,900 13,064
Volvo Financial Equipment LLC Series 2019-2
2.02%, 08/15/2022
(d)
9,750 9,778
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
7,075 6,875
$ 366,398
Pharmaceuticals - 2.80%
AbbVie Inc
2.15%, 11/19/2021
(d)
19,500 19,750
2.30%, 05/14/2021 14,800 14,955
2.50%, 05/14/2020 8,414 8,417
Bayer US Finance II LLC
3.50%, 06/25/2021
(d)
4,750 4,847
3.88%, 12/15/2023
(d)
5,800 6,157
Bristol-Myers Squibb Co
2.90%, 07/26/2024
(d)
8,350 9,037
3.25%, 08/15/2022
(d)
9,750 10,268
3.63%, 05/15/2024
(d)
8,100 8,910
Cigna Corp
3.40%, 09/17/2021 9,600 9,877
CVS Health Corp
2.63%, 08/15/2024 10,500 10,932
3.35%, 03/09/2021 14,216 14,448
Mead Johnson Nutrition Co
3.00%, 11/15/2020 4,750 4,792
Novartis Capital Corp
1.75%, 02/14/2025 14,700 15,176
Pfizer Inc
2.80%, 03/11/2022 9,750 10,104
$ 147,670
Pipelines - 2.04%
Buckeye Partners LP
4.15%, 07/01/2023 11,300 10,565
Columbia Pipeline Group Inc
3.30%, 06/01/2020 8,528 8,527
Enterprise Products Operating LLC
3.50%, 02/01/2022 19,500 19,949
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(d)
12,550 12,733
Kinder Morgan Inc
2.50%, 01/15/2023 14,500 13,242
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 13,600 13,626
Southeast Supply Header LLC
4.25%, 06/15/2024
(d)
11,634 12,395
TransCanada PipeLines Ltd
3.90%, 05/15/2067 23,657 16,471
3 Month USD LIBOR + 2.21%
$ 107,508
REITs - 1.64%
Alexandria Real Estate Equities Inc
3.90%, 06/15/2023 9,750 10,369
American Tower Corp
2.40%, 03/15/2025 9,600 9,888
CubeSmart LP
4.00%, 11/15/2025 1,615 1,684
4.38%, 12/15/2023 4,000 4,183

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Healthcare Realty Trust Inc
3.75%, 04/15/2023 $ 12,000 $ 12,111
Omega Healthcare Investors Inc
4.95%, 04/01/2024 4,750 4,846
SBA Tower Trust
2.88%, 07/15/2046
(d)
9,600 9,643
3.17%, 04/09/2047
(d)
9,600 9,731
Service Properties Trust
4.50%, 06/15/2023 4,800 4,152
Ventas Realty LP
3.50%, 04/15/2024 9,400 9,501
Welltower Inc
3.75%, 03/15/2023 5,900 6,017
3.95%, 09/01/2023 4,237 4,327
$ 86,452
Retail - 0.77%
Home Depot Inc/The
1.80%, 06/05/2020 11,500 11,508
McDonald's Corp
2.63%, 01/15/2022 7,250 7,429
2.75%, 12/09/2020 8,256 8,340
Walmart Inc
1.90%, 12/15/2020 6,850 6,902
2.85%, 07/08/2024 6,000 6,448
$ 40,627
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
(j)
1,200 —
Semiconductors - 1.10%
Broadcom Inc
4.70%, 04/15/2025
(d)
10,300 11,357
Microchip Technology Inc
4.33%, 06/01/2023 9,800 10,161
Micron Technology Inc
2.50%, 04/24/2023 11,100 11,299
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(d),(g)
5,300 5,359
3.15%, 05/01/2027
(d),(g)
9,800 9,902
QUALCOMM Inc
2.60%, 01/30/2023 9,750 10,175
$ 58,253
Software - 0.32%
Oracle Corp
1.90%, 09/15/2021 4,800 4,863
VMware Inc
2.95%, 08/21/2022 11,750 11,921
$ 16,784
Student Loan Asset Backed Securities - 4.48%
AccessLex Institute
1.31%, 07/01/2038 16 16
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 3 Month + 1.20%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
8,484 8,871
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
13,923 14,394
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
19,298 19,727
KeyCorp Student Loan Trust 2000-A
2.00%, 05/25/2029 884 881
1.00 x 3 Month USD LIBOR + 0.32%
Keycorp Student Loan Trust 2000-b
1.30%, 07/25/2029 8,360 8,194
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
1.52%, 01/25/2037 17,812 17,570
1.00 x 3 Month USD LIBOR + 0.53%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
$ 4,893 $ 4,902
Navient Private Education Loan Trust 2018-B
1.16%, 12/15/2059
(d)
503 502
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2018-A
2.53%, 02/18/2042
(d)
703 703
Navient Private Education Refi Loan Trust
2018-C
3.01%, 06/16/2042
(d)
1,357 1,359
Navient Private Education Refi Loan Trust
2018-D
1.11%, 12/15/2059
(d)
2,272 2,269
1.00 x 1 Month USD LIBOR + 0.30%
Navient Private Education Refi Loan Trust
2019-A
3.03%, 01/15/2043
(d)
843 844
3.42%, 01/15/2043
(d)
4,900 4,956
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02/15/2068
(d)
9,198 9,232
Navient Private Education Refi Loan Trust
2019-D
1.21%, 12/15/2059
(d)
5,339 5,312
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05/15/2068
(d)
6,699 6,690
Navient Private Education Refi Loan Trust 2019-F
2.18%, 08/15/2068
(d)
10,071 10,099
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(d)
18,248 18,258
Navient Private Education Refi Loan Trust
2020-A
1.16%, 11/15/2068
(d)
7,704 7,603
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2020-B
1.80%, 01/15/2069
(d)
14,251 14,256
Navient Student Loan Trust 2018-EA
3.43%, 12/15/2059
(d)
5,065 5,091
Navient Student Loan Trust 2019-B
1.21%, 12/15/2059
(d)
3,701 3,673
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-A
1.14%, 06/15/2033 1,152 1,086
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
1.07%, 03/15/2024 10,210 10,084
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
1.03%, 06/15/2039 22,636 20,930
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.94%, 12/15/2039 13,134 12,573
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2018-A
1.16%, 03/16/2026
(d)
518 518
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2018-C
1.11%, 09/15/2025
(d)
393 393
1.00 x 1 Month USD LIBOR + 0.30%
SMB Private Education Loan Trust 2019-A
1.16%, 02/16/2026
(d)
2,735 2,728
1.00 x 1 Month USD LIBOR + 0.35%

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SMB Private Education Loan Trust 2019-B
1.16%, 07/15/2026
(d)
$ 6,845 $ 6,769
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2020-A
1.11%, 03/15/2027
(d)
16,189 16,000
1.00 x 1 Month USD LIBOR + 0.30%
$ 236,483
Telecommunications - 1.93%
AT&T Inc
2.33%, 06/01/2021 3,500 3,488
3 Month USD LIBOR + 0.75%
2.59%, 02/15/2023 7,150 6,957
3 Month USD LIBOR + 0.89%
2.80%, 02/17/2021 11,000 11,117
3.60%, 02/17/2023 4,800 5,047
Cisco Systems Inc
2.20%, 02/28/2021 4,750 4,810
Crown Castle Towers LLC
3.22%, 05/15/2022
(d)
11,430 11,470
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(d)
14,381 14,417
4.74%, 03/20/2025
(d)
28,050 29,523
Verizon Communications Inc
2.23%, 05/22/2020 4,800 4,804
3 Month USD LIBOR + 0.55%
Vodafone Group PLC
3.75%, 01/16/2024 9,750 10,521
$ 102,154
Transportation - 0.23%
Ryder System Inc
2.25%, 09/01/2021 4,800 4,776
3.75%, 06/09/2023 7,300 7,564
$ 12,340
Trucking & Leasing - 0.19%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
9,800 10,157
TOTAL BONDS $ 4,808,718
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 4.71%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
4.22%, 09/01/2035 $ 41 $ 42
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022 43 44
$ 86
Federal National Mortgage Association (FNMA) - 0.01%
3.64%, 12/01/2032 13 13
1.00 x 12 Month USD LIBOR + 1.64%
3.75%, 01/01/2035 32 33
1.00 x 12 Month USD LIBOR + 1.75%
3.92%, 10/01/2035 84 84
1.00 x 12 Month USD LIBOR + 1.67%
3.95%, 02/01/2035 15 15
1.00 x 6 Month USD LIBOR + 2.07%
4.04%, 11/01/2032 24 24
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.05%, 11/01/2022 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.05%
4.09%, 07/01/2034 13 13
1.00 x 12 Month USD LIBOR + 1.65%
4.13%, 02/01/2037 59 59
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.13%
4.31%, 07/01/2034 40 41
1.00 x 12 Month USD LIBOR + 1.64%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
4.32%, 08/01/2034 $ 30 $ 30
1.00 x 12 Month USD LIBOR + 1.63%
4.83%, 11/01/2035 1 2
1.00 x Cost of funds for the 11th District of
San Francisco + 1.25%
$ 315
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.00%
7.50%, 10/01/2029 2 2
8.00%, 05/01/2027 1 1
$ 3
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025 1 1
U.S. Treasury - 4.70%
1.50%, 11/30/2021 19,600 20,005
1.63%, 06/30/2021 100,000 101,711
1.63%, 08/31/2022 14,750 15,232
1.75%, 07/31/2021 82,500 84,131
2.63%, 03/31/2025 24,500 27,208
$ 248,287
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 248,692
Total Investments $ 5,302,037
Other Assets and Liabilities -  (0.38)% (20,000)
TOTAL NET ASSETS - 100.00% $ 5,282,037
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,513 or
0.12% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,666,817 or 31.56% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan at the end of the period.
(g) Security purchased on a when-issued basis.
(h) Security is an Interest Only Strip.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Non-income producing security

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 26.62%
Asset Backed Securities 20.16%
Government 14.23%
Mortgage Securities 7.11%
Utilities 6.32%
Consumer, Non-cyclical 5.96%
Money Market Funds 4.63%
Energy 4.05%
Industrial 3.24%
Communications 2.25%
Consumer, Cyclical 2.07%
Technology 1.91%
Basic Materials 1.83%
Other Assets and Liabilities
(0.38)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 38,952 $ 1,537,970 $ 1,334,539 $ 242,383
$ 38,952 $ 1,537,970 $ 1,334,539 $ 242,383
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 40 3 $ — $ — $ —
$ 40 3 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6.59% Shares Held Value (000's)
Money Market Funds - 6.59%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
6,095,666 $ 6,096
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
29,768,994 29,769
$ 35,865
TOTAL INVESTMENT COMPANIES $ 35,865
COMMON STOCKS - 97.69% Shares Held Value (000's)
Aerospace & Defense - 1.33%
Aerojet Rocketdyne Holdings Inc
( d)
139,700 5,747
Astronics Corp
( d)
165,600 1,487
$ 7,234
Agriculture - 1.62%
Darling Ingredients Inc
( d)
426,700 8,786
Automobile Parts & Equipment - 0.72%
Modine Manufacturing Co
( d)
189,800 879
Visteon Corp
( d)
50,700 3,057
$ 3,936
Banks - 7.22%
BancFirst Corp 37,500 1,444
Cathay General Bancorp 239,900 6,698
First Foundation Inc 99,400 1,368
First Interstate BancSystem Inc 143,400 4,847
First Merchants Corp 114,300 3,236
First Midwest Bancorp Inc/IL 242,300 3,581
Flagstar Bancorp Inc 127,600 3,306
IBERIABANK Corp 79,700 3,304
Independent Bank Corp/MI 86,400 1,269
Lakeland Bancorp Inc 91,500 1,024
United Community Banks Inc/GA 266,050 5,626
WesBanco Inc 144,500 3,566
$ 39,269
Biotechnology - 5.02%
Acceleron Pharma Inc
( d)
50,900 4,608
Allogene Therapeutics Inc
( d),(e)
79,000 2,283
Bellicum Pharmaceuticals Inc
( d),(e)
38,499 192
Bluebird Bio Inc
( d)
22,100 1,191
Denali Therapeutics Inc
( d)
120,200 2,628
FibroGen Inc
( d)
85,300 3,147
Insmed Inc
( d)
188,500 4,336
Iovance Biotherapeutics Inc
( d)
88,200 2,836
MacroGenics Inc
( d)
149,900 1,079
Magenta Therapeutics Inc
( d)
174,000 1,418
Seattle Genetics Inc
( d)
26,200 3,595
$ 27,313
Building Materials - 1.21%
Builders FirstSource Inc
( d)
261,700 4,802
JELD-WEN Holding Inc
( d)
141,100 1,792
$ 6,594
Chemicals - 1.07%
Cabot Corp 132,000 4,473
Koppers Holdings Inc
( d)
56,200 886
Kraton Corp
( d)
29,766 465
$ 5,824
Commercial Services - 6.99%
AMN Healthcare Services Inc
( d)
127,400 5,985
BrightView Holdings Inc
( d)
268,700 3,445
Brink's Co/The 92,100 4,708
FTI Consulting Inc
( d)
29,800 3,795
HMS Holdings Corp
( d)
287,500 8,244
ICF International Inc 61,500 4,523
K12 Inc
( d)
186,800 4,242
Medifast Inc
( e)
27,400 2,079
Nesco Holdings Inc
( d),(e)
432,000 1,024
$ 38,045
Computers - 5.94%
CACI International Inc
( d)
35,400 8,855
ExlService Holdings Inc
( d)
78,800 4,864
Parsons Corp
( d)
184,100 6,885
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Perspecta Inc 348,700 $ 7,522
Ping Identity Holding Corp
( d),(e)
169,100 4,214
$ 32,340
Consumer Products - 0.89%
Central Garden & Pet Co - A Shares
( d)
159,580 4,853
Diversified Financial Services - 4.17%
Federated Hermes Inc 102,300 2,329
Hamilton Lane Inc 81,890 5,311
LPL Financial Holdings Inc 43,800 2,638
Piper Sandler Cos 72,740 3,922
PJT Partners Inc 27,267 1,326
Stifel Financial Corp 162,111 7,178
$ 22,704
Electric - 2.71%
PNM Resources Inc 175,980 7,125
Portland General Electric Co 162,300 7,594
$ 14,719
Electrical Components & Equipment - 1.45%
EnerSys 115,300 6,732
nLight Inc
( d)
71,664 1,130
$ 7,862
Electronics - 3.96%
Advanced Energy Industries Inc
( d)
109,400 6,083
Atkore International Group Inc
( d)
174,900 4,257
SYNNEX Corp 67,400 5,901
Vishay Intertechnology Inc 318,900 5,291
$ 21,532
Engineering & Construction - 1.89%
Great Lakes Dredge & Dock Corp
( d)
391,700 3,463
MasTec Inc
( d)
189,200 6,792
$ 10,255
Entertainment - 1.52%
Eldorado Resorts Inc
( d),(e)
99,900 2,142
Golden Entertainment Inc
( d)
185,900 1,755
Vail Resorts Inc 25,700 4,394
$ 8,291
Environmental Control - 1.01%
Tetra Tech Inc 73,200 5,510
Food - 0.81%
Performance Food Group Co
( d)
150,718 4,424
Forest Products & Paper - 0.25%
PH Glatfelter Co 91,800 1,340
Gas - 1.39%
Southwest Gas Holdings Inc 99,490 7,541
Healthcare - Products - 3.07%
Adaptive Biotechnologies Corp
( d)
32,500 1,040
Natera Inc
( d)
179,315 6,642
Nevro Corp
( d)
40,200 4,729
Precision BioSciences Inc
( d)
173,800 1,196
RA Medical Systems Inc
( d)
226,500 226
STAAR Surgical Co
( d)
74,500 2,855
$ 16,688
Healthcare - Services - 5.85%
Addus HomeCare Corp
( d)
99,400 8,053
Encompass Health Corp 115,200 7,632
Syneos Health Inc
( d)
159,900 8,921
Teladoc Health Inc
( d)
43,700 7,193
$ 31,799
Home Builders - 1.04%
Taylor Morrison Home Corp
( d)
390,300 5,679
Home Furnishings - 0.29%
Purple Innovation Inc
( d)
154,400 1,553
Insurance - 3.47%
First American Financial Corp 66,100 3,049
Hanover Insurance Group Inc/The 66,300 6,655
Kemper Corp 80,070 5,382

Schedule of Investments
SmallCap Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
MGIC Investment Corp 515,500 $ 3,768
$ 18,854
Internet - 0.45%
Eventbrite Inc
( d)
170,800 1,558
Revolve Group Inc
( d),(e)
79,192 870
$ 2,428
Iron & Steel - 0.61%
Cleveland-Cliffs Inc
( e)
763,100 3,342
Leisure Products & Services - 1.34%
Lindblad Expeditions Holdings Inc
( d)
133,200 890
Planet Fitness Inc
( d)
105,700 6,377
$ 7,267
Lodging - 0.96%
Extended Stay America Inc 479,550 5,213
Machinery - Diversified - 0.52%
Columbus McKinnon Corp/NY 105,200 2,849
Media - 0.71%
World Wrestling Entertainment Inc
( e)
87,400 3,887
Metal Fabrication & Hardware - 1.79%
Advanced Drainage Systems Inc 84,262 3,416
Rexnord Corp 231,500 6,313
$ 9,729
Mining - 0.20%
Alcoa Corp
( d)
131,280 1,070
Miscellaneous Manufacturers - 1.38%
Hillenbrand Inc 285,200 5,975
Trinseo SA 75,800 1,550
$ 7,525
Oil & Gas - 0.78%
Cabot Oil & Gas Corp 13,000 281
Concho Resources Inc 3,200 182
Delek US Holdings Inc 86,500 2,020
PDC Energy Inc
( d)
59,500 773
Talos Energy Inc
( d)
88,100 1,003
$ 4,259
Oil & Gas Services - 0.50%
Matrix Service Co
( d)
84,900 886
Select Energy Services Inc
( d)
381,900 1,833
$ 2,719
Packaging & Containers - 0.91%
Graphic Packaging Holding Co 370,000 4,939
Pharmaceuticals - 2.92%
DexCom Inc
( d)
10,100 3,385
Horizon Therapeutics Plc
( d)
214,500 7,731
Revance Therapeutics Inc
( d)
256,600 4,750
$ 15,866
REITs - 7.12%
Agree Realty Corp 117,900 7,677
Brandywine Realty Trust 560,500 6,255
Cousins Properties Inc 225,801 6,812
First Industrial Realty Trust Inc 231,630 8,749
Ladder Capital Corp 394,800 3,139
Pebblebrook Hotel Trust 403,736 4,780
Two Harbors Investment Corp 288,475 1,318
$ 38,730
Retail - 4.10%
BJ's Wholesale Club Holdings Inc
( d)
319,151 8,397
Bloomin ' Brands Inc 79,200 954
Brinker International Inc 41,800 973
Caleres Inc 401,545 3,257
Carvana Co
( d),(e)
51,400 4,118
Children's Place Inc/The 24,600 727
Ruth's Hospitality Group Inc 173,000 1,947
World Fuel Services Corp 78,200 1,955
$ 22,328
Savings & Loans - 0.54%
Sterling Bancorp/DE 236,700 2,919
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 1.99%
Entegris Inc 144,970 $ 7,862
SiTime Corp
( d)
138,000 2,989
$ 10,851
Software - 5.47%
Aspen Technology Inc
( d)
57,600 5,890
Ceridian HCM Holding Inc
( d)
40,225 2,372
Cloudflare Inc
( d)
123,700 2,914
Dynatrace Inc
( d)
76,200 2,275
Manhattan Associates Inc
( d)
101,000 7,165
SolarWinds Corp
( d),(e)
356,203 6,048
Sprout Social Inc
( d),(e)
185,400 3,118
$ 29,782
Telecommunications - 0.26%
Switch Inc 82,900 1,423
Transportation - 0.25%
International Seaways Inc 24,338 589
Nordic American Tankers Ltd
( e)
127,700 769
$ 1,358
TOTAL COMMON STOCKS $ 531,429
Total Investments $ 567,294
Other Assets and Liabilities -  (4.28)% (23,258)
TOTAL NET ASSETS - 100.00% $ 544,036
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,666 or 3.25% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 27.17%
Financial 22.52%
Industrial 15.70%
Technology 13.40%
Consumer, Cyclical 9.97%
Money Market Funds 6.59%
Utilities 4.10%
Basic Materials 2.13%
Communications 1.42%
Energy 1.28%
Other Assets and Liabilities
(4.28)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Fund
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 35,326 $ 179,488 $ 185,045 $ 29,769
$ 35,326 $ 179,488 $ 185,045 $ 29,769
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 80 $ — $ — $ —
$ 80 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6.62% Shares Held Value (000's)
Money Market Funds - 6.56%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
12,993,136 $ 12,994
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
99,989,118 99,989
$ 112,983
Principal Exchange-Traded Funds - 0.06%
Principal Healthcare Innovators Index ETF
(c)
7,680 293
Principal U.S. Small-Cap Multi-Factor Index
ETF
(c)
27,757 706
$ 999
TOTAL INVESTMENT COMPANIES $ 113,982
COMMON STOCKS - 95.32% Shares Held Value (000's)
Advertising - 0.00%
Boston Omaha Corp
(d)
1,015 16
Fluent Inc
(d)
6,797 14
MDC Partners Inc
(d)
8,466 12
National CineMedia Inc 2,094 7
SharpSpring Inc
(d),(e)
1,668 12
$ 61
Aerospace & Defense - 2.17%
Aerojet Rocketdyne Holdings Inc
(d)
100,613 4,139
AeroVironment Inc
(d)
2,136 129
Astronics Corp
(d)
3,446 31
Barnes Group Inc 1,801 69
Coda Octopus Group Inc
(d),(e)
1,243 8
Ducommun Inc
(d)
499 14
Hexcel Corp 61,573 2,130
Kaman Corp 1,394 54
Kratos Defense & Security Solutions Inc
(d)
437,372 6,569
Mercury Systems Inc
(d)
269,287 24,009
Moog Inc 4,475 221
Triumph Group Inc 1,935 14
$ 37,387
Agriculture - 0.02%
Phibro Animal Health Corp 2,967 79
Turning Point Brands Inc 1,614 38
Vector Group Ltd 17,323 185
$ 302
Airlines - 0.02%
Allegiant Travel Co 2,304 181
Mesa Air Group Inc
(d)
3,011 14
Spirit Airlines Inc
(d)
7,658 115
$ 310
Apparel - 0.08%
Crocs Inc
(d)
11,705 284
Deckers Outdoor Corp
(d)
4,014 597
Kontoor Brands Inc 1,007 20
Oxford Industries Inc 977 41
Steven Madden Ltd 12,621 316
Superior Group of Cos Inc 746 6
Wolverine World Wide Inc 7,270 149
$ 1,413
Automobile Manufacturers - 0.00%
Blue Bird Corp
(d)
1,212 15
REV Group Inc 1,277 7
$ 22
Automobile Parts & Equipment - 0.05%
Dorman Products Inc
(d)
2,740 173
Douglas Dynamics Inc 3,126 115
Gentherm Inc
(d)
5,444 204
Meritor Inc
(d)
11,014 226
Miller Industries Inc/TN 213 6
Spartan Motors Inc 3,666 52
Standard Motor Products Inc 1,365 56
Telenav Inc
(d)
3,066 14
$ 846
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 0.76%
Alerus Financial Corp 247 $ 4
Ameris Bancorp 2,300 59
Atlantic Capital Bancshares Inc
(d)
311 4
Bank First Corp 754 39
Bank of NT Butterfield & Son Ltd/The 3,823 84
Bank7 Corp 182 2
Baycom Corp
(d)
580 7
Cambridge Bancorp 183 10
Central Pacific Financial Corp 502 9
Century Bancorp Inc/MA 67 5
City Holding Co 465 31
CNB Financial Corp/PA 188 3
Coastal Financial Corp/WA
(d)
768 10
CrossFirst Bankshares Inc
(d)
34,483 334
Eagle Bancorp Inc 1,090 38
Esquire Financial Holdings Inc
(d)
442 7
FB Financial Corp 1,189 27
Fidelity D&D Bancorp Inc 210 8
First Financial Bankshares Inc 13,176 367
First Financial Corp/IN 197 7
First Foundation Inc 2,038 28
Glacier Bancorp Inc 1,277 49
Hanmi Financial Corp 623 8
HarborOne Bancorp Inc
(d)
1,653 13
Heritage Commerce Corp 998 9
Independent Bank Corp 650 47
Independent Bank Corp/MI 1,125 17
Independent Bank Group Inc 2,285 69
Investar Holding Corp 645 8
Kearny Financial Corp/MD 3,460 32
Lakeland Financial Corp 3,015 128
Meta Financial Group Inc 2,735 50
Midland States Bancorp Inc 362 6
National Bank Holdings Corp 1,363 36
Northeast Bank 229 4
Oak Valley Bancorp 175 2
PCSB Financial Corp 301 4
People's Utah Bancorp 198 4
Pinnacle Financial Partners Inc 73,923 2,975
Preferred Bank/Los Angeles CA 587 22
Prosperity Bancshares Inc 133,691 8,012
Provident Bancorp Inc 151 1
Red River Bancshares Inc 73 3
Reliant Bancorp Inc 242 4
Seacoast Banking Corp of Florida
(d)
2,485 56
ServisFirst Bancshares Inc 5,903 210
Stock Yards Bancorp Inc 569 19
TriState Capital Holdings Inc
(d)
1,381 20
Triumph Bancorp Inc
(d)
1,520 42
Union Bankshares Inc/Morrisville VT 153 4
United Community Banks Inc/GA 1,887 40
Unity Bancorp Inc 222 3
Veritex Holdings Inc 2,132 37
Walker & Dunlop Inc 1,015 39
West BanCorp Inc 512 10
Westamerica BanCorp 876 55
$ 13,121
Beverages - 0.32%
Boston Beer Co Inc/The
(d)
11,129 5,191
Celsius Holdings Inc
(d),(e)
4,753 24
Coca-Cola Consolidated Inc 829 195
MGP Ingredients Inc 1,871 71
National Beverage Corp
(d),(e)
1,745 88
$ 5,569
Biotechnology - 10.81%
ACADIA Pharmaceuticals Inc
(d)
15,041 727
Acceleron Pharma Inc
(d)
55,257 5,002
Acer Therapeutics Inc
(d)
2,461 6
ADMA Biologics Inc
(d)
7,877 23

Schedule of Investments
SmallCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Aduro Biotech Inc
(d)
8,355 $ 23
Adverum Biotechnologies Inc
(d)
8,445 100
Affimed NV
(d)
7,745 17
Agenus Inc
(d)
15,741 42
AgeX Therapeutics Inc
(d)
3,896 3
Akero Therapeutics Inc
(d),(e)
812 17
Albireo Pharma Inc
(d)
1,757 39
Alder Biopharmaceuticals Inc
(d),(e),(f),(g)
9,847 14
Aldeyra Therapeutics Inc
(d)
2,073 6
Allakos Inc
(d),(e)
53,933 3,546
Allogene Therapeutics Inc
(d),(e)
144,269 4,170
Amicus Therapeutics Inc
(d)
34,194 404
AnaptysBio Inc
(d)
2,766 43
Anavex Life Sciences Corp
(d)
6,254 22
ANI Pharmaceuticals Inc
(d)
1,369 55
Apellis Pharmaceuticals Inc
(d)
7,586 260
Applied Therapeutics Inc
(d)
72,391 2,588
Aprea Therapeutics Inc
(d)
665 21
Arcutis Biotherapeutics Inc
(d)
1,092 32
Arena Pharmaceuticals Inc
(d)
98,956 4,846
Arrowhead Pharmaceuticals Inc
(d)
13,377 461
Ascendis Pharma A/S ADR
(d)
34,698 4,710
Assembly Biosciences Inc
(d)
83,123 1,455
Atara Biotherapeutics Inc
(d)
7,039 58
Athersys Inc
(d),(e)
17,896 41
Atreca Inc
(d)
1,716 26
Avid Bioservices Inc
(d)
7,619 46
Avrobio Inc
(d)
159,490 2,052
Beam Therapeutics Inc
(d)
1,219 19
BeiGene Ltd ADR
(d)
20,610 3,150
BioCryst Pharmaceuticals Inc
(d),(e)
16,351 64
Biohaven Pharmaceutical Holding Co Ltd
(d)
333,891 15,726
Black Diamond Therapeutics Inc
(d)
29,067 1,077
Blueprint Medicines Corp
(d)
224,166 13,188
Bridgebio Pharma Inc
(d),(e)
7,895 241
Cabaletta Bio Inc
(d)
656 5
Calithera Biosciences Inc
(d)
850 5
Cara Therapeutics Inc
(d)
4,923 73
CASI Pharmaceuticals Inc
(d)
5,782 11
CEL-SCI Corp
(d),(e)
3,927 69
Centogene NV
(d)
178 3
Cerecor Inc
(d)
4,379 10
ChemoCentryx Inc
(d)
83,927 4,449
ChromaDex Corp
(d)
7,211 36
Constellation Pharmaceuticals Inc
(d)
2,251 81
Cortexyme Inc
(d),(e)
1,418 65
Crinetics Pharmaceuticals Inc
(d),(e)
1,406 23
Cue Biopharma Inc
(d)
2,693 69
Cymabay Therapeutics Inc
(d)
10,658 19
CytomX Therapeutics Inc
(d)
6,076 63
Deciphera Pharmaceuticals Inc
(d)
118,351 6,862
Denali Therapeutics Inc
(d)
7,120 156
Dicerna Pharmaceuticals Inc
(d)
92,770 1,827
Dynavax Technologies Corp
(d)
9,900 42
Editas Medicine Inc
(d)
6,989 162
Eidos Therapeutics Inc
(d)
1,533 71
Eiger BioPharmaceuticals Inc
(d)
2,969 22
Emergent BioSolutions Inc
(d)
6,095 451
Epizyme Inc
(d)
7,585 125
Esperion Therapeutics Inc
(d),(e)
3,356 133
Evelo Biosciences Inc
(d),(e)
494 3
Exagen Inc
(d)
587 9
EyePoint Pharmaceuticals Inc
(d)
8,215 8
Fate Therapeutics Inc
(d)
8,206 225
FibroGen Inc
(d)
9,426 348
Frequency Therapeutics Inc
(d)
573 9
GlycoMimetics Inc
(d)
4,287 12
Gossamer Bio Inc
(d)
135,354 1,762
Guardant Health Inc
(d)
102,428 7,883
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Halozyme Therapeutics Inc
(d)
17,971 $ 407
Homology Medicines Inc
(d)
3,312 40
IGM Biosciences Inc
(d),(e)
549 30
ImmunoGen Inc
(d)
11,808 48
Immunomedics Inc
(d)
83,574 2,539
Innoviva Inc
(d)
9,316 132
Inovio Pharmaceuticals Inc
(d),(e)
12,569 151
Insmed Inc
(d)
112,768 2,594
Intercept Pharmaceuticals Inc
(d)
3,406 279
Iovance Biotherapeutics Inc
(d)
294,379 9,464
Karuna Therapeutics Inc
(d)
1,101 91
Karyopharm Therapeutics Inc
(d)
211,847 4,672
Kezar Life Sciences Inc
(d)
108 —
Kindred Biosciences Inc
(d)
5,141 26
Kiniksa Pharmaceuticals Ltd
(d)
1,765 35
Krystal Biotech Inc
(d)
1,404 66
Lexicon Pharmaceuticals Inc
(d)
5,262 10
Ligand Pharmaceuticals Inc
(d),(e)
361 36
Livongo Health Inc
(d)
4,489 180
LogicBio Therapeutics Inc
(d)
1,045 6
MacroGenics Inc
(d)
2,824 20
Magenta Therapeutics Inc
(d)
2,672 22
Marker Therapeutics Inc
(d)
3,433 9
MEI Pharma Inc
(d)
13,829 37
MeiraGTx Holdings plc
(d)
2,301 32
Mirati Therapeutics Inc
(d)
49,292 4,192
Molecular Templates Inc
(d)
1,599 26
Mustang Bio Inc
(d)
3,527 10
Myriad Genetics Inc
(d)
1,057 16
NeoGenomics Inc
(d)
695,152 19,006
NextCure Inc
(d)
92,985 3,014
NGM Biopharmaceuticals Inc
(d)
3,600 66
Novavax Inc
(d)
1,489 27
Omeros Corp
(d),(e)
7,150 119
Oncocyte Corp
(d)
2,832 8
Oncternal Therapeutics Inc
(d),(f),(g)
139 —
Organogenesis Holdings Inc
(d)
1,510 6
Oyster Point Pharma Inc
(d),(e)
25,278 744
Pacific Biosciences of California Inc
(d)
18,993 63
Palatin Technologies Inc
(d)
29,006 14
Pfenex Inc
(d)
4,132 24
Pieris Pharmaceuticals Inc
(d)
5,872 16
Precigen Inc
(d),(e)
2,352 8
Prevail Therapeutics Inc
(d)
1,488 21
PTC Therapeutics Inc
(d)
130,080 6,624
Puma Biotechnology Inc
(d),(e)
4,127 41
Radius Health Inc
(d)
180,301 2,829
RAPT Therapeutics Inc
(d)
157 2
REGENXBIO Inc
(d)
4,537 181
Replimune Group Inc
(d)
166,111 3,005
resTORbio Inc
(d)
691 1
Retrophin Inc
(d)
5,583 85
REVOLUTION Medicines Inc
(d),(e)
1,484 46
Rigel Pharmaceuticals Inc
(d)
22,390 40
Rocket Pharmaceuticals Inc
(d)
4,337 64
Rubius Therapeutics Inc
(d)
4,448 27
Sangamo Therapeutics Inc
(d)
11,005 90
Savara Inc
(d),(e)
4,398 11
Scholar Rock Holding Corp
(d),(e)
2,524 41
Solid Biosciences Inc
(d)
308 1
Sorrento Therapeutics Inc
(d)
18,501 42
SpringWorks Therapeutics Inc
(d)
1,167 35
Stemline Therapeutics Inc
(d)
6,683 35
Stoke Therapeutics Inc
(d)
1,789 38
Syndax Pharmaceuticals Inc
(d)
3,005 54
Theravance Biopharma Inc
(d)
4,968 145
Tobira Therapeutics Inc - Rights
(d),(f),(g)
1,559 2
Tocagen Inc
(d)
2,685 3
Translate Bio Inc
(d)
4,701 60

Schedule of Investments
SmallCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
TransMedics Group Inc
(d)
90,201 $ 1,632
Trillium Therapeutics Inc
(d)
256,749 1,135
Turning Point Therapeutics Inc
(d)
112,588 5,800
Twist Bioscience Corp
(d)
103,149 3,374
Tyme Technologies Inc
(d)
7,631 12
Ultragenyx Pharmaceutical Inc
(d)
115,741 6,994
United Therapeutics Corp
(d)
37,056 4,060
UNITY Biotechnology Inc
(d)
2,554 17
VBI Vaccines Inc
(d)
16,880 21
Veracyte Inc
(d)
6,375 172
Vericel Corp
(d)
120,901 1,753
Viela Bio Inc
(d),(e)
609 25
Viking Therapeutics Inc
(d),(e)
785 4
Vir Biotechnology Inc
(d),(e)
84,800 2,587
X4 Pharmaceuticals Inc
(d)
2,123 20
XBiotech Inc
(d)
1,657 26
Xencor Inc
(d)
6,320 185
Y-mAbs Therapeutics Inc
(d)
137,736 4,625
Zentalis Pharmaceuticals Inc
(d),(e)
66,501 2,334
ZIOPHARM Oncology Inc
(d),(e)
23,959 67
$ 186,062
Building Materials - 1.63%
AAON Inc 4,169 199
American Woodmark Corp
(d)
2,369 122
Apogee Enterprises Inc 3,144 64
Armstrong World Industries Inc 82,619 6,368
Boise Cascade Co 2,140 67
Builders FirstSource Inc
(d)
17,861 328
Forterra Inc
(d)
2,449 20
JELD-WEN Holding Inc
(d)
8,588 109
Louisiana-Pacific Corp 3,217 64
Masonite International Corp
(d)
3,965 234
Patrick Industries Inc 2,230 92
PGT Innovations Inc
(d)
4,289 44
Select Interior Concepts Inc
(d)
1,260 4
Simpson Manufacturing Co Inc 6,582 475
SPX Corp
(d)
5,930 226
Summit Materials Inc
(d)
4,812 73
Trex Co Inc
(d)
202,088 19,243
Universal Forest Products Inc 8,205 337
US Concrete Inc
(d)
2,194 42
$ 28,111
Chemicals - 0.78%
Balchem Corp 3,279 293
Codexis Inc
(d)
7,666 89
Ferro Corp
(d)
8,908 89
GCP Applied Technologies Inc
(d)
5,543 95
HB Fuller Co 5,763 212
Ingevity Corp
(d)
52,908 2,747
Innospec Inc 3,053 221
Koppers Holdings Inc
(d)
2,044 32
Kraton Corp
(d)
1,232 19
Orion Engineered Carbons SA 5,673 52
PolyOne Corp 12,912 301
PQ Group Holdings Inc
(d)
137,979 1,617
Quaker Chemical Corp 46,859 7,128
Rogers Corp
(d)
1,877 208
Sensient Technologies Corp 3,283 157
Stepan Co 464 44
Tronox Holdings PLC 5,705 39
$ 13,343
Coal - 0.00%
Advanced Emissions Solutions Inc
(e)
1,957 15
Commercial Services - 6.90%
Aaron's Inc 10,051 321
AMN Healthcare Services Inc
(d)
6,942 326
ASGN Inc
(d)
7,197 334
Avalara Inc
(d)
81,947 7,324
Avis Budget Group Inc
(d),(e)
10,544 174
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Barrett Business Services Inc 1,133 $ 55
BG Staffing Inc 1,370 17
Bright Horizons Family Solutions Inc
(d)
201,967 23,519
Brink's Co/The 7,509 384
Cardtronics PLC
(d)
6,635 152
Cass Information Systems Inc 2,023 81
Chegg Inc
(d)
822,620 35,166
Cimpress PLC
(d),(e)
3,319 242
Collectors Universe Inc 1,322 29
CorVel Corp
(d)
1,253 66
CRA International Inc 479 20
Cross Country Healthcare Inc
(d)
1,323 8
Deluxe Corp 2,128 60
EVERTEC Inc 10,922 277
Evo Payments Inc
(d)
563,571 11,221
Forrester Research Inc
(d)
1,539 48
Franklin Covey Co
(d)
1,555 32
FTI Consulting Inc
(d)
342 44
Green Dot Corp
(d)
4,098 125
Hackett Group Inc/The 3,431 51
HealthEquity Inc
(d)
248,711 13,995
Heidrick & Struggles International Inc 445 10
Herc Holdings Inc
(d)
537 15
HMS Holdings Corp
(d)
13,968 401
Huron Consulting Group Inc
(d)
1,034 58
ICF International Inc 1,144 84
Insperity Inc 6,232 297
K12 Inc
(d)
586 13
Kforce Inc 2,855 86
Korn Ferry 8,961 258
Medifast Inc
(e)
1,589 121
Monro Inc 3,342 185
National Research Corp 1,759 91
Nesco Holdings Inc
(d)
476,475 1,129
Perdoceo Education Corp
(d)
9,682 126
PRGX Global Inc
(d)
3,780 15
Priority Technology Holdings Inc
(d)
2,937 5
Progyny Inc
(d),(e)
958 22
R1 RCM Inc
(d)
19,922 206
Rent-A-Center Inc/TX 6,938 138
Resources Connection Inc 1,617 18
Rosetta Stone Inc
(d)
771 13
ShotSpotter Inc
(d)
1,179 41
Strategic Education Inc 72,730 11,586
TriNet Group Inc
(d)
81,649 3,998
United Rentals Inc
(d)
18,740 2,408
Vectrus Inc
(d)
16,020 833
Viad Corp 3,011 72
WEX Inc
(d)
19,177 2,537
Willdan Group Inc
(d)
1,444 37
$ 118,874
Computers - 2.83%
Agilysys Inc
(d)
3,037 60
Cubic Corp 540 21
Diebold Nixdorf Inc
(d)
5,573 27
ExlService Holdings Inc
(d)
5,698 352
ForeScout Technologies Inc
(d)
4,409 140
Genpact Ltd 525,050 18,077
Insight Enterprises Inc
(d)
2,949 160
Lumentum Holdings Inc
(d)
14,647 1,185
MAXIMUS Inc 37,976 2,557
Mitek Systems Inc
(d)
6,012 56
MTS Systems Corp 1,003 21
OneSpan Inc
(d)
3,299 55
PAR Technology Corp
(d),(e)
1,653 31
Parsons Corp
(d)
2,667 100
Perspecta Inc 4,738 102
Ping Identity Holding Corp
(d),(e)
1,707 43
PlayAGS Inc
(d)
129,192 567

Schedule of Investments
SmallCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Qualys Inc
(d)
5,005 $ 528
Rapid7 Inc
(d)
245,304 11,173
Rimini Street Inc
(d)
3,610 17
Science Applications International Corp 69,750 5,696
SecureWorks Corp
(d)
433 5
Tenable Holdings Inc
(d)
3,825 100
TTEC Holdings Inc 2,480 97
Unisys Corp
(d)
5,130 65
USA Technologies Inc
(d)
217,718 1,600
Varonis Systems Inc
(d)
83,426 5,593
Virtusa Corp
(d)
5,695 188
Vocera Communications Inc
(d)
4,390 83
$ 48,699
Consumer Products - 0.05%
Helen of Troy Ltd
(d)
3,610 593
WD-40 Co 1,395 243
$ 836
Cosmetics & Personal Care - 0.01%
elf Beauty Inc
(d)
1,100 14
Inter Parfums Inc 2,464 110
$ 124
Distribution & Wholesale - 2.75%
Core-Mark Holding Co Inc 4,600 132
H&E Equipment Services Inc 219,319 3,567
IAA Inc
(d)
342,647 13,226
Pool Corp 40,860 8,648
SiteOne Landscape Supply Inc
(d)
245,629 21,770
Systemax Inc 1,607 32
$ 47,375
Diversified Financial Services - 2.64%
Ares Management Corp 274,747 9,218
Artisan Partners Asset Management Inc 4,874 143
Assetmark Financial Holdings Inc
(d)
187,167 4,490
Blucora Inc
(d)
4,889 69
Cohen & Steers Inc 3,425 198
Cowen Inc 1,913 21
Curo Group Holdings Corp 2,422 23
Diamond Hill Investment Group Inc 384 42
Elevate Credit Inc
(d)
2,762 5
Enova International Inc
(d)
3,134 50
Federal Agricultural Mortgage Corp 429 29
Federated Hermes Inc 14,608 333
Focus Financial Partners Inc
(d)
4,165 99
GAMCO Investors Inc 784 10
Greenhill & Co Inc 2,021 22
Hamilton Lane Inc 177,158 11,488
Hannon Armstrong Sustainable Infrastructure
Capital Inc
2,174 61
Houlihan Lokey Inc 142,047 8,435
I3 Verticals Inc
(d)
2,523 59
International Money Express Inc
(d)
2,934 24
LendingTree Inc
(d),(e)
12,049 3,005
Marlin Business Services Corp 671 7
Moelis & Co 136,670 4,082
Mr Cooper Group Inc
(d)
5,160 49
Oportun Financial Corp
(d)
586 4
Paysign Inc
(d),(e)
5,645 49
PennyMac Financial Services Inc 604 18
PJT Partners Inc 1,795 87
Pzena Investment Management Inc 2,693 13
Regional Management Corp
(d)
683 11
Sculptor Capital Management Inc 1,411 21
Silvercrest Asset Management Group Inc 1,319 13
Stifel Financial Corp 73,064 3,235
Virtus Investment Partners Inc 130 11
World Acceptance Corp
(d)
413 28
$ 45,452
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0.03%
Atlantic Power Corp
(d)
8,507 $ 17
El Paso Electric Co 1,188 81
Genie Energy Ltd 709 5
MGE Energy Inc 1,819 118
Ormat Technologies Inc 2,020 126
Otter Tail Corp 3,078 136
Spark Energy Inc 1,493 11
$ 494
Electrical Components & Equipment - 1.56%
EnerSys 4,501 263
Generac Holdings Inc
(d)
37,773 3,681
Littelfuse Inc 72,282 10,498
nLight Inc
(d)
4,495 71
Novanta Inc
(d)
111,527 9,690
Vicor Corp
(d)
50,050 2,661
$ 26,864
Electronics - 0.93%
Advanced Energy Industries Inc
(d)
6,070 337
Alarm.com Holdings Inc
(d)
64,965 2,906
Allied Motion Technologies Inc 1,105 32
Atkore International Group Inc
(d)
8,616 210
Badger Meter Inc 4,524 267
Brady Corp 6,076 265
FARO Technologies Inc
(d)
2,226 122
Fitbit Inc
(d)
4,951 33
Fluidigm Corp
(d)
12,381 28
II-VI Inc
(d)
5,915 204
IntriCon Corp
(d)
1,505 20
Itron Inc
(d)
5,434 379
Kimball Electronics Inc
(d)
410 5
Mesa Laboratories Inc 403 96
Napco Security Technologies Inc
(d)
1,668 33
NVE Corp 644 37
OSI Systems Inc
(d)
96,261 6,968
Plexus Corp
(d)
1,519 95
Sanmina Corp
(d)
4,043 112
Stoneridge Inc
(d)
590 12
Transcat Inc
(d)
943 26
Vishay Precision Group Inc
(d)
1,134 26
Watts Water Technologies Inc 2,411 199
Woodward Inc 60,432 3,660
ZAGG Inc
(d)
1,003 3
$ 16,075
Energy - Alternate Sources - 0.07%
Enphase Energy Inc
(d)
13,517 633
Plug Power Inc
(d),(e)
30,268 127
Sunnova Energy International Inc
(d)
1,151 14
Sunrun Inc
(d)
11,608 163
TerraForm Power Inc 9,614 167
TPI Composites Inc
(d)
4,005 70
$ 1,174
Engineering & Construction - 1.06%
Arcosa Inc 47,730 1,779
Comfort Systems USA Inc 6,106 203
Construction Partners Inc
(d)
971 18
Dycom Industries Inc
(d)
3,421 112
EMCOR Group Inc 6,328 402
Exponent Inc 5,254 369
Granite Construction Inc 1,078 18
Great Lakes Dredge & Dock Corp
(d)
7,855 69
IES Holdings Inc
(d)
735 14
Iteris Inc
(d)
6,188 25
MasTec Inc
(d)
9,575 344
Mistras Group Inc
(d)
1,442 7
MYR Group Inc
(d)
2,314 69
NV5 Global Inc
(d),(e)
62,052 2,901
Primoris Services Corp 4,262 67
Sterling Construction Co Inc
(d)
1,212 12
TopBuild Corp
(d)
126,534 11,792

Schedule of Investments
SmallCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
VSE Corp 182 $ 3
WillScot Corp
(d)
4,820 56
$ 18,260
Entertainment - 0.58%
Churchill Downs Inc 70,850 7,101
Eldorado Resorts Inc
(d),(e)
9,178 197
Eros International PLC
(d),(e)
1,549 4
Everi Holdings Inc
(d)
362,656 1,795
Golden Entertainment Inc
(d)
1,696 16
IMAX Corp
(d)
7,324 84
Liberty Media Corp-Liberty Braves - A Shares
(d),(e)
1,362 28
Liberty Media Corp-Liberty Braves - C Shares
(d)
5,059 102
Marriott Vacations Worldwide Corp 1,705 141
Monarch Casino & Resort Inc
(d)
1,441 48
Penn National Gaming Inc
(d)
4,635 83
Red Rock Resorts Inc 9,752 107
Scientific Games Corp
(d)
7,871 99
SeaWorld Entertainment Inc
(d)
6,682 98
Twin River Worldwide Holdings Inc
(e)
2,716 43
$ 9,946
Environmental Control - 2.12%
Advanced Disposal Services Inc
(d)
6,943 224
Casella Waste Systems Inc
(d)
4,696 218
CECO Environmental Corp
(d)
754 4
Covanta Holding Corp 18,971 148
Evoqua Water Technologies Corp
(d)
10,548 169
Harsco Corp
(d)
10,884 109
Heritage-Crystal Clean Inc
(d)
1,720 32
Pure Cycle Corp
(d)
2,450 25
Tetra Tech Inc 216,359 16,287
US Ecology Inc 2,496 82
Waste Connections Inc 224,099 19,252
$ 36,550
Food - 2.08%
B&G Foods Inc
(e)
2,885 56
BellRing Brands Inc
(d)
322,996 5,662
Bridgford Foods Corp
(d)
383 7
Calavo Growers Inc 2,728 158
Chefs' Warehouse Inc/The
(d)
4,091 58
Grocery Outlet Holding Corp
(d)
249,361 8,296
Hain Celestial Group Inc/The
(d)
524,008 13,540
J&J Snack Foods Corp 2,251 286
John B Sanfilippo & Son Inc 1,268 104
Lancaster Colony Corp 1,385 186
Nathan's Famous Inc 196 11
Performance Food Group Co
(d)
17,836 523
Sanderson Farms Inc 2,362 322
Simply Good Foods Co/The
(d)
350,850 6,614
Tootsie Roll Industries Inc
(e)
2,092 74
$ 35,897
Food Service - 0.01%
Healthcare Services Group Inc 7,553 193
Forest Products & Paper - 0.01%
Neenah Inc 1,868 91
Verso Corp
(d)
325 5
$ 96
Gas - 0.03%
Chesapeake Utilities Corp 2,339 205
New Jersey Resources Corp 1,442 49
Northwest Natural Holding Co 784 51
South Jersey Industries Inc 2,609 75
Southwest Gas Holdings Inc 1,390 105
$ 485
COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0.38%
Franklin Electric Co Inc 4,444 $ 226
Luxfer Holdings PLC 3,635 49
MSA Safety Inc 55,798 6,279
$ 6,554
Healthcare - Products - 5.98%
10X Genomics Inc
(d)
105,412 8,419
Accuray Inc
(d)
15,083 34
Alphatec Holdings Inc
(d)
6,376 29
Apyx Medical Corp
(d)
1,842 6
AtriCure Inc
(d)
97,380 4,199
Atrion Corp 152 96
Axogen Inc
(d)
5,078 50
Axonics Modulation Technologies Inc
(d),(e)
2,596 84
BioLife Solutions Inc
(d)
1,466 16
BioTelemetry Inc
(d)
6,156 288
Bruker Corp 34,467 1,355
Cardiovascular Systems Inc
(d)
3,504 147
CareDx Inc
(d)
5,279 134
Castle Biosciences Inc
(d)
938 29
Celcuity Inc
(d)
737 4
Cerus Corp
(d)
19,945 123
Conformis Inc
(d)
15,115 12
CONMED Corp 5,016 371
CryoLife Inc
(d)
5,280 118
Cutera Inc
(d)
2,573 35
CytoSorbents Corp
(d),(e)
4,995 43
Establishment Labs Holdings Inc
(d),(e)
144,197 2,521
GenMark Diagnostics Inc
(d)
8,273 103
Glaukos Corp
(d)
3,973 146
Globus Medical Inc
(d)
11,537 548
Haemonetics Corp
(d)
49,955 5,684
Hanger Inc
(d)
1,239 23
Inogen Inc
(d)
3,508 175
Inspire Medical Systems Inc
(d)
1,916 137
Insulet Corp
(d)
35,236 7,037
Integer Holdings Corp
(d)
73,700 5,488
Integra LifeSciences Holdings Corp
(d)
53,476 2,730
Intersect ENT Inc
(d)
4,415 51
iRadimed Corp
(d),(e)
842 18
iRhythm Technologies Inc
(d)
102,688 10,848
Lantheus Holdings Inc
(d)
5,867 77
LeMaitre Vascular Inc 2,120 60
LivaNova PLC
(d)
49,038 2,605
Meridian Bioscience Inc
(d)
1,181 14
Merit Medical Systems Inc
(d)
41,952 1,713
Misonix Inc
(d)
1,918 24
NanoString Technologies Inc
(d)
4,379 139
Natera Inc
(d)
8,433 312
Natus Medical Inc
(d)
7,037 176
Nevro Corp
(d)
9,972 1,173
Novocure Ltd
(d)
8,822 580
NuVasive Inc
(d)
8,264 503
Orthofix Medical Inc
(d)
2,093 74
OrthoPediatrics Corp
(d)
111,590 5,452
Penumbra Inc
(d)
37,339 6,621
Precision BioSciences Inc
(d)
5,251 36
Quanterix Corp
(d)
2,079 54
Quidel Corp
(d)
5,363 745
Repligen Corp
(d)
76,044 8,832
SeaSpine Holdings Corp
(d)
53,795 554
Shockwave Medical Inc
(d)
3,582 144
Sientra Inc
(d)
7,085 16
Silk Road Medical Inc
(d)
214,739 8,994
STAAR Surgical Co
(d)
4,586 176
Surmodics Inc
(d)
1,934 74
Tactile Systems Technology Inc
(d)
131,630 6,794
Tandem Diabetes Care Inc
(d)
42,684 3,405
Utah Medical Products Inc 489 41
Varex Imaging Corp
(d)
76,533 1,999

Schedule of Investments
SmallCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Wright Medical Group NV
(d)
12,815 $ 373
Zynex Inc
(d),(e)
2,564 45
$ 102,906
Healthcare - Services - 4.72%
Addus HomeCare Corp
(d)
43,260 3,505
Amedisys Inc
(d)
4,505 830
American Renal Associates Holdings Inc
(d)
1,531 11
Apollo Medical Holdings Inc
(d)
1,674 26
Avalon GloboCare Corp
(d)
5,479 10
Catalent Inc
(d)
250,568 17,327
Catasys Inc
(d),(e)
1,389 42
Cellular Biomedicine Group Inc
(d)
1,119 16
Charles River Laboratories International Inc
(d)
124,815 18,057
Encompass Health Corp 101,822 6,746
Ensign Group Inc/The 8,456 316
Genesis Healthcare Inc
(d)
16,117 14
ICON PLC
(d)
41,760 6,701
Invitae Corp
(d),(e)
11,748 194
Joint Corp/The
(d)
2,228 27
LHC Group Inc
(d)
69,657 9,055
Magellan Health Inc
(d)
3,170 193
Medpace Holdings Inc
(d)
4,567 365
Neuronetics Inc
(d)
5,701 14
Pennant Group Inc/The
(d)
3,652 72
Personalis Inc
(d),(e)
2,636 27
Providence Service Corp/The
(d)
1,691 98
RadNet Inc
(d)
6,071 86
Select Medical Holdings Corp
(d)
19,129 327
SI-BONE Inc
(d)
2,788 45
Surgery Partners Inc
(d)
724 9
Syneos Health Inc
(d)
2,219 124
Teladoc Health Inc
(d)
100,288 16,506
Tenet Healthcare Corp
(d)
16,564 334
US Physical Therapy Inc 2,632 199
$ 81,276
Home Builders - 0.61%
Cavco Industries Inc
(d)
1,412 219
Century Communities Inc
(d)
1,942 42
Green Brick Partners Inc
(d)
1,253 11
Installed Building Products Inc
(d)
18,985 936
KB Home 5,191 136
LCI Industries 3,796 329
LGI Homes Inc
(d)
3,339 202
Meritage Homes Corp
(d)
83,714 4,400
Skyline Champion Corp
(d)
108,785 2,144
Taylor Morrison Home Corp
(d)
129,981 1,892
Winnebago Industries Inc 3,114 138
$ 10,449
Home Furnishings - 0.41%
Hamilton Beach Brands Holding Co 1,376 18
Hooker Furniture Corp 375 6
iRobot Corp
(d),(e)
2,783 170
Purple Innovation Inc
(d)
407 4
Sleep Number Corp
(d)
223,950 6,696
Sonos Inc
(d)
10,830 111
Universal Electronics Inc
(d)
1,757 72
$ 7,077
Insurance - 1.99%
Benefytt Technologies Inc
(d),(e)
1,362 36
BRP Group Inc
(d)
185,922 1,863
Crawford & Co 2,009 14
eHealth Inc
(d)
90,382 9,645
Enstar Group Ltd
(d)
440 64
Essent Group Ltd 7,658 209
FedNat Holding Co 914 11
Global Indemnity Ltd 214 5
Heritage Insurance Holdings Inc 517 6
Investors Title Co 35 5
James River Group Holdings Ltd 2,382 85
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Kinsale Capital Group Inc 2,066 $ 224
National General Holdings Corp 7,073 135
NMI Holdings Inc
(d)
9,021 122
Palomar Holdings Inc
(d)
213,530 12,491
ProSight Global Inc
(d)
624 5
RLI Corp 4,055 295
Selective Insurance Group Inc 3,880 194
State Auto Financial Corp 161 4
Trupanion Inc
(d),(e)
293,897 8,790
Universal Insurance Holdings Inc 1,467 27
$ 34,230
Internet - 3.70%
1-800-Flowers.com Inc
(d)
3,584 69
8x8 Inc
(d)
9,822 167
Anaplan Inc
(d)
175,231 7,160
Boingo Wireless Inc
(d)
61,135 852
Cardlytics Inc
(d)
1,932 87
Cargurus Inc
(d)
11,199 256
Cars.com Inc
(d)
1,741 9
ChannelAdvisor Corp
(d)
4,387 45
Cogent Communications Holdings Inc 86,754 7,273
Endurance International Group Holdings Inc
(d)
12,953 33
ePlus Inc
(d)
1,644 116
Etsy Inc
(d)
141,564 9,183
Eventbrite Inc
(d)
5,093 46
EverQuote Inc
(d)
52,536 2,048
HealthStream Inc
(d)
1,534 35
MakeMyTrip Ltd
(d)
423,126 6,245
Meet Group Inc/The
(d)
6,350 39
Mimecast Ltd
(d)
331,783 13,570
NIC Inc 11,130 270
Perficient Inc
(d)
65,664 2,287
Proofpoint Inc
(d)
30,555 3,719
Q2 Holdings Inc
(d)
19,985 1,593
QuinStreet Inc
(d)
6,867 70
RealReal Inc/The
(d)
401,204 4,710
Rubicon Project Inc/The
(d)
7,069 51
Shutterstock Inc 1,936 74
Stitch Fix Inc
(d),(e)
197,318 3,167
TechTarget Inc
(d)
3,208 75
Travelzoo
(d)
943 5
TrueCar Inc
(d)
12,784 33
Tucows Inc
(d),(e)
1,327 70
Yelp Inc
(d)
10,440 233
Zix Corp
(d)
8,527 47
$ 63,637
Investment Companies - 0.00%
Altus Midstream Co
(d)
7,347 6
Iron & Steel - 0.01%
Cleveland-Cliffs Inc
(e)
19,330 85
Leisure Products & Services - 1.37%
Camping World Holdings Inc
(e)
5,532 49
Clarus Corp 299,824 3,202
Fox Factory Holding Corp
(d)
3,871 197
Johnson Outdoors Inc 522 36
Liberty TripAdvisor Holdings Inc
(d)
11,861 28
Lindblad Expeditions Holdings Inc
(d)
3,735 25
Malibu Boats Inc
(d)
2,978 102
Marine Products Corp 1,441 14
MasterCraft Boat Holdings Inc
(d)
3,046 32
OneSpaWorld Holdings Ltd 465,608 3,031
Planet Fitness Inc
(d)
242,117 14,607
YETI Holdings Inc
(d)
84,716 2,339
$ 23,662
Lodging - 0.23%
Boyd Gaming Corp 12,114 202
Choice Hotels International Inc 50,698 3,805
Target Hospitality Corp
(d)
6,378 13
$ 4,020

Schedule of Investments
SmallCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0.62%
BWX Technologies Inc 199,383 $ 10,579
Terex Corp 9,520 145
$ 10,724
Machinery - Diversified - 2.36%
Alamo Group Inc 1,478 146
Albany International Corp 4,930 252
Applied Industrial Technologies Inc 6,055 317
Cactus Inc 118,588 2,108
Chart Industries Inc
(d)
253,314 9,049
Columbus McKinnon Corp/NY 2,015 55
CSW Industrials Inc 2,377 157
Gencor Industries Inc
(d)
364 4
Gorman-Rupp Co/The 532 16
Ichor Holdings Ltd
(d)
773 19
IDEX Corp 48,411 7,437
Ingersoll Rand Inc
(d)
219,908 6,395
Kadant Inc 1,905 160
Lindsay Corp 380 34
Mueller Water Products Inc - Class A 16,579 157
Nordson Corp 51,990 8,366
Ranpak Holdings Corp
(d)
729,511 5,749
Tennant Co 2,875 170
Welbilt Inc
(d)
18,190 90
$ 40,681
Media - 0.01%
Central European Media Enterprises Ltd
(d)
13,424 52
Entravision Communications Corp 2,275 3
Gray Television Inc
(d)
7,903 92
Hemisphere Media Group Inc
(d)
2,221 21
Meredith Corp 5,516 82
$ 250
Metal Fabrication & Hardware - 0.42%
Advanced Drainage Systems Inc 6,708 272
AZZ Inc 1,212 38
Helios Technologies Inc 3,016 107
Lawson Products Inc/DE
(d)
729 24
LB Foster Co
(d)
246 4
Mayville Engineering Co Inc
(d)
1,306 7
Mueller Industries Inc 5,777 150
Omega Flex Inc 423 38
RBC Bearings Inc
(d)
50,940 6,453
Rexnord Corp 3,047 83
Ryerson Holding Corp
(d)
2,065 10
Worthington Industries Inc 1,972 52
$ 7,238
Mining - 0.03%
Compass Minerals International Inc 4,839 238
Kaiser Aluminum Corp 1,457 105
Novagold Resources Inc
(d)
16,455 184
Pan American Silver Corp
(d)
14,693 7
Uranium Energy Corp
(d)
23,877 27
$ 561
Miscellaneous Manufacturers - 2.27%
Axon Enterprise Inc
(d)
150,164 10,919
Carlisle Cos Inc 44,464 5,378
Chase Corp 979 92
Enerpac Tool Group Corp 2,728 47
EnPro Industries Inc 290 13
ESCO Technologies Inc 35,373 2,699
Fabrinet
(d)
5,251 329
Federal Signal Corp 8,488 229
Hillenbrand Inc 7,671 161
ITT Inc 118,680 6,257
John Bean Technologies Corp 162,006 12,432
Materion Corp 1,123 58
Myers Industries Inc 4,794 59
Proto Labs Inc
(d)
2,743 279
Raven Industries Inc 3,686 82
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Sturm Ruger & Co Inc 1,549 $ 82
$ 39,116
Office & Business Equipment - 0.00%
AstroNova Inc 1,197 8
Pitney Bowes Inc 14,377 51
$ 59
Office Furnishings - 0.04%
Herman Miller Inc 9,956 224
HNI Corp 6,246 152
Interface Inc 7,560 70
Kimball International Inc 4,441 55
Knoll Inc 6,689 78
Steelcase Inc 7,043 77
$ 656
Oil & Gas - 0.01%
Brigham Minerals Inc 2,741 35
CVR Energy Inc
(e)
1,820 43
Evolution Petroleum Corp 3,394 10
Falcon Minerals Corp 1,619 4
Goodrich Petroleum Corp
(d)
1,008 9
Matador Resources Co
(d),(e)
1,560 11
Murphy USA Inc
(d)
511 54
PrimeEnergy Resources Corp
(d)
74 5
ProPetro Holding Corp
(d)
7,410 31
Rosehill Resources Inc
(d)
3,707 2
SilverBow Resources Inc
(d)
501 3
$ 207
Oil & Gas Services - 0.01%
DMC Global Inc 1,906 49
Liberty Oilfield Services Inc 2,430 12
MRC Global Inc
(d)
2,141 12
Solaris Oilfield Infrastructure Inc 4,432 30
Thermon Group Holdings Inc
(d)
1,519 23
US Well Services Inc
(d)
2,913 1
$ 127
Packaging & Containers - 0.00%
UFP Technologies Inc
(d)
89 4
Pharmaceuticals - 3.94%
89bio Inc
(d),(e)
285 7
Adamas Pharmaceuticals Inc
(d)
118,337 382
Aeglea BioTherapeutics Inc
(d)
665 5
Aerie Pharmaceuticals Inc
(d),(e)
96,222 1,467
Aimmune Therapeutics Inc
(d)
110,562 1,893
Akcea Therapeutics Inc
(d)
1,590 27
Akorn Inc
(d)
11,246 2
Alector Inc
(d)
4,611 114
Amneal Pharmaceuticals Inc
(d)
17,820 65
Amphastar Pharmaceuticals Inc
(d)
5,312 90
Antares Pharma Inc
(d)
24,607 80
Artana Therapeutics
(d),(f),(g)
6,221 —
Arvinas Inc
(d)
2,152 113
Athenex Inc
(d)
9,369 84
Axcella Health Inc
(d)
193 1
Axsome Therapeutics Inc
(d)
58,814 5,589
Beyondspring Inc
(d)
1,541 22
BioDelivery Sciences International Inc
(d)
401,752 1,832
BioSpecifics Technologies Corp
(d)
808 46
Bioxcel Therapeutics Inc
(d),(e)
31,538 1,167
Calyxt Inc
(d)
1,174 5
Catalyst Pharmaceuticals Inc
(d)
13,149 62
Checkpoint Therapeutics Inc
(d)
6,603 12
Chiasma Inc
(d)
6,252 32
Clovis Oncology Inc
(d),(e)
7,429 56
Coherus Biosciences Inc
(d)
374,177 6,211
Collegium Pharmaceutical Inc
(d)
118,770 2,456
Corbus Pharmaceuticals Holdings Inc
(d)
8,711 56
Corcept Therapeutics Inc
(d)
17,810 225
Cyclerion Therapeutics Inc
(d)
2,840 11

Schedule of Investments
SmallCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Cytokinetics Inc
(d)
6,782 $ 102
Dova Pharmaceuticals Inc
(d),(f),(g)
1,117 1
Eagle Pharmaceuticals Inc/DE
(d)
1,213 62
Enanta Pharmaceuticals Inc
(d)
2,552 118
Endo International PLC
(d)
1,373 6
Flexion Therapeutics Inc
(d),(e)
4,529 48
G1 Therapeutics Inc
(d)
2,939 39
Galectin Therapeutics Inc
(d)
5,079 13
Global Blood Therapeutics Inc
(d)
69,250 5,299
Gritstone Oncology Inc
(d)
693 5
Harpoon Therapeutics Inc
(d)
353 4
Heron Therapeutics Inc
(d)
11,393 162
Heska Corp
(d)
992 70
Hookipa Pharma Inc
(d)
1,192 11
Horizon Therapeutics Plc
(d)
227,625 8,204
Intellia Therapeutics Inc
(d),(e)
3,678 50
Intra-Cellular Therapies Inc
(d)
2,647 47
Ironwood Pharmaceuticals Inc
(d)
20,877 209
Kadmon Holdings Inc
(d)
21,259 91
KalVista Pharmaceuticals Inc
(d)
1,607 17
Kodiak Sciences Inc
(d)
3,743 204
Kura Oncology Inc
(d)
4,583 67
La Jolla Pharmaceutical Co
(d),(e)
2,637 19
Lifevantage Corp
(d)
2,522 39
Madrigal Pharmaceuticals Inc
(d)
36,566 3,060
MannKind Corp
(d)
25,058 33
MediciNova Inc
(d),(e)
5,316 27
Millendo Therapeutics Inc
(d)
1,565 3
Minerva Neurosciences Inc
(d)
3,196 29
Mirum Pharmaceuticals Inc
(d),(e)
510 9
Momenta Pharmaceuticals Inc
(d)
15,155 480
Morphic Holding Inc
(d)
950 13
MyoKardia Inc
(d)
4,511 283
Neogen Corp
(d)
5,265 329
Neurocrine Biosciences Inc
(d)
123,286 12,099
Odonate Therapeutics Inc
(d)
1,446 41
Optinose Inc
(d),(e)
4,191 17
Option Care Health Inc
(d)
1,030 15
ORIC Pharmaceuticals Inc
(d)
37,010 979
Pacira BioSciences Inc
(d)
7,320 302
Passage Bio Inc
(d)
71,342 1,181
PhaseBio Pharmaceuticals Inc
(d)
1,734 7
Portola Pharmaceuticals Inc
(d)
10,267 73
Principia Biopharma Inc
(d)
2,295 143
Progenics Pharmaceuticals Inc
(d)
11,645 46
Protagonist Therapeutics Inc
(d)
1,387 9
Reata Pharmaceuticals Inc
(d)
23,028 3,642
Recro Pharma Inc
(d)
3,017 25
Revance Therapeutics Inc
(d)
191,866 3,552
Rhythm Pharmaceuticals Inc
(d)
3,935 74
Rockwell Medical Inc
(d),(e)
9,285 22
Seres Therapeutics Inc
(d)
4,626 17
SIGA Technologies Inc
(d)
8,388 50
Spectrum Pharmaceuticals Inc
(d)
13,691 40
Spero Therapeutics Inc
(d)
66 1
Supernus Pharmaceuticals Inc
(d)
9,853 231
Sutro Biopharma Inc
(d)
378 4
Synergy Pharmaceuticals Inc
(d),(f),(g)
28,172 —
Syros Pharmaceuticals Inc
(d)
5,105 43
TG Therapeutics Inc
(d)
10,306 121
Tricida Inc
(d)
3,134 95
UroGen Pharma Ltd
(d),(e)
2,529 56
USANA Health Sciences Inc
(d)
1,798 160
Vanda Pharmaceuticals Inc
(d)
7,131 82
Verrica Pharmaceuticals Inc
(d),(e)
1,065 13
Voyager Therapeutics Inc
(d)
3,223 35
Zogenix Inc
(d)
117,100 3,305
Zynerba Pharmaceuticals Inc
(d),(e)
3,745 14
$ 67,759
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0.11%
New Fortress Energy LLC
(d),(e)
146,492 $ 1,894
NextDecade Corp
(d),(e)
1,879 3
$ 1,897
Private Equity - 0.01%
Kennedy-Wilson Holdings Inc 10,428 148
Safeguard Scientifics Inc 2,683 19
$ 167
Real Estate - 0.05%
Cushman & Wakefield PLC
(d)
17,079 208
eXp World Holdings Inc
(d),(e)
2,590 24
Griffin Industrial Realty Inc 74 3
Legacy Housing Corp
(d)
558 5
Marcus & Millichap Inc
(d)
2,710 79
McGrath RentCorp 3,010 164
Newmark Group Inc 18,288 71
Redfin Corp
(d),(e)
9,242 195
RMR Group Inc/The 2,235 66
Safehold Inc 190 11
$ 826
REITs - 1.33%
Agree Realty Corp 26,840 1,748
Alexander's Inc 297 94
American Assets Trust Inc 7,666 217
American Finance Trust Inc 4,758 37
Armada Hoffler Properties Inc 2,614 25
Bluerock Residential Growth REIT Inc 3,723 22
CareTrust REIT Inc 7,355 121
Community Healthcare Trust Inc 1,673 62
Easterly Government Properties Inc 1,712 46
EastGroup Properties Inc 75,259 7,977
Essential Properties Realty Trust Inc 3,849 57
First Industrial Realty Trust Inc 4,576 173
Four Corners Property Trust Inc 11,537 258
GEO Group Inc/The 12,089 153
Gladstone Commercial Corp 1,561 25
Industrial Logistics Properties Trust 31,602 591
Innovative Industrial Properties Inc 1,654 130
iStar Inc 5,924 59
LTC Properties Inc 1,953 69
Monmouth Real Estate Investment Corp 162,688 2,211
National Health Investors Inc 3,296 181
National Storage Affiliates Trust 9,190 262
New Senior Investment Group Inc 5,959 20
NexPoint Residential Trust Inc 2,715 82
Pennsylvania Real Estate Investment Trust 5,805 6
PS Business Parks Inc 2,031 262
QTS Realty Trust Inc 89,097 5,571
Ryman Hospitality Properties Inc 7,708 272
Saul Centers Inc 1,568 51
Seritage Growth Properties
(d)
428 4
STAG Industrial Inc 63,710 1,672
Tanger Factory Outlet Centers Inc 12,374 93
Terreno Realty Corp 668 37
Uniti Group Inc 18,799 133
Universal Health Realty Income Trust 1,961 210
$ 22,931
Retail - 5.17%
American Eagle Outfitters Inc 22,853 182
America's Car-Mart Inc/TX
(d)
888 58
Asbury Automotive Group Inc
(d)
3,295 222
At Home Group Inc
(d),(e)
1,784 4
Beacon Roofing Supply Inc
(d)
1,702 37
Biglari Holdings Inc
(d)
237 17
BJ's Restaurants Inc 2,914 64
BJ's Wholesale Club Holdings Inc
(d)
6,092 160
Bloomin' Brands Inc 12,383 149
Boot Barn Holdings Inc
(d)
4,125 76
Brinker International Inc 4,169 97
Casey's General Stores Inc 45,029 6,818

Schedule of Investments
SmallCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Cheesecake Factory Inc/The 5,813 $ 130
Children's Place Inc/The
(e)
33,923 1,003
Chuy's Holdings Inc
(d)
82,734 1,387
Cracker Barrel Old Country Store Inc 3,602 351
Dave & Buster's Entertainment Inc
(e)
4,532 66
Denny's Corp
(d)
6,463 73
Designer Brands Inc 3,770 24
Dine Brands Global Inc 1,478 66
FirstCash Inc 5,654 406
Five Below Inc
(d)
113,966 10,275
Floor & Decor Holdings Inc
(d)
98,080 4,159
Foundation Building Materials Inc
(d)
1,305 15
Freshpet Inc
(d)
316,470 23,864
GMS Inc
(d)
2,822 52
Hibbett Sports Inc
(d)
639 10
Hudson Ltd
(d)
1,260 6
Jack in the Box Inc 58,803 3,546
La-Z-Boy Inc 4,390 103
Lithia Motors Inc 2,307 255
Lovesac Co/The
(d),(e)
66,208 790
Lumber Liquidators Holdings Inc
(d),(e)
1,406 10
MarineMax Inc
(d)
542 8
National Vision Holdings Inc
(d)
381,985 10,123
Noodles & Co
(d)
198,100 1,238
Ollie's Bargain Outlet Holdings Inc
(d)
93,520 6,351
OptimizeRx Corp
(d)
2,756 26
Papa John's International Inc 1,992 143
PetIQ Inc
(d)
2,976 85
PetMed Express Inc 878 35
PriceSmart Inc 1,050 67
RH
(d)
1,022 147
Ruth's Hospitality Group Inc 4,493 51
Shake Shack Inc
(d)
2,952 161
Tailored Brands Inc
(e)
8,122 13
Texas Roadhouse Inc 100,552 4,735
Tilly's Inc 137,784 811
Wingstop Inc 90,268 10,586
Winmark Corp 167 25
$ 89,080
Savings & Loans - 0.49%
Axos Financial Inc
(d)
35,840 826
First Capital Inc 72 4
First Defiance Financial Corp 462 8
FS Bancorp Inc 109 5
Greene County Bancorp Inc 384 8
Hingham Institution For Savings The 80 12
HomeTrust Bancshares Inc 686 11
Malvern Bancorp Inc
(d)
248 3
Meridian Bancorp Inc 1,027 12
OceanFirst Financial Corp 158,892 2,677
Pacific Premier Bancorp Inc 224,158 4,786
Southern Missouri Bancorp Inc 148 3
Waterstone Financial Inc 551 8
$ 8,363
Semiconductors - 4.48%
Ambarella Inc
(d)
1,267 67
Brooks Automation Inc 9,744 375
Cabot Microelectronics Corp 4,273 524
CEVA Inc
(d)
2,722 85
Cree Inc
(d)
67,905 2,929
Diodes Inc
(d)
2,620 133
DSP Group Inc
(d)
1,143 20
Entegris Inc 112,430 6,097
FormFactor Inc
(d)
2,985 70
Impinj Inc
(d)
2,326 52
Inphi Corp
(d)
115,774 11,177
Lattice Semiconductor Corp
(d)
823,399 18,535
MACOM Technology Solutions Holdings Inc
(d)
194,490 5,963
Marvell Technology Group Ltd 151,055 4,039
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
MaxLinear Inc
(d)
9,049 $ 149
MKS Instruments Inc 57,060 5,719
Monolithic Power Systems Inc 39,594 7,915
Onto Innovation Inc
(d)
71,898 2,333
Power Integrations Inc 2,874 294
Semtech Corp
(d)
41,905 1,896
Silicon Laboratories Inc
(d)
90,426 8,791
Xperi Corp 1,433 22
$ 77,185
Software - 10.77%
1Life Healthcare Inc
(d),(e)
30,836 761
ACI Worldwide Inc
(d)
17,493 479
Altair Engineering Inc
(d)
4,087 135
American Software Inc/GA 2,635 43
Appfolio Inc
(d)
1,602 176
Appian Corp
(d),(e)
3,431 157
Aspen Technology Inc
(d)
117,930 12,059
Avid Technology Inc
(d)
4,168 29
Bandwidth Inc
(d),(e)
1,342 109
Blackbaud Inc 7,348 406
Blackline Inc
(d)
235,228 14,287
Bottomline Technologies DE Inc
(d)
6,933 289
Box Inc
(d)
14,780 239
Brightcove Inc
(d)
5,728 45
Broadridge Financial Solutions Inc 37,249 4,321
Castlight Health Inc
(d)
19,526 14
Cloudera Inc
(d)
1,517 13
CommVault Systems Inc
(d)
6,964 297
Cornerstone OnDemand Inc
(d)
9,484 318
CSG Systems International Inc 5,760 280
Digital Turbine Inc
(d)
12,385 73
Dynatrace Inc
(d)
516,874 15,429
Ebix Inc
(e)
3,462 72
eGain Corp
(d)
3,297 27
Envestnet Inc
(d)
7,222 452
Everbridge Inc
(d)
69,806 7,775
Evolent Health Inc
(d)
3,291 24
Exela Technologies Inc
(d)
7,022 2
Five9 Inc
(d)
133,389 12,361
Glu Mobile Inc
(d)
664,703 5,185
Guidewire Software Inc
(d)
81,876 7,438
Health Catalyst Inc
(d)
185,868 4,957
HubSpot Inc
(d)
39,172 6,606
Ideanomics Inc
(d)
10,858 7
Inovalon Holdings Inc
(d)
13,407 235
Intelligent Systems Corp
(d)
1,076 36
J2 Global Inc 7,064 570
LivePerson Inc
(d)
6,325 151
Majesco
(d)
1,711 10
Manhattan Associates Inc
(d)
29,430 2,088
MicroStrategy Inc
(d)
1,538 194
MobileIron Inc
(d)
13,846 70
Model N Inc
(d)
141,391 4,080
New Relic Inc
(d)
34,144 1,833
NextGen Healthcare Inc
(d)
8,022 85
Nuance Communications Inc
(d)
310,960 6,281
Omnicell Inc
(d)
6,470 472
Pareteum Corp
(d)
9,255 6
PDF Solutions Inc
(d)
473 8
Phreesia Inc
(d)
204,636 5,195
Pluralsight Inc
(d)
274,952 4,520
Progress Software Corp 7,778 318
PROS Holdings Inc
(d)
166,700 5,733
QAD Inc 888 38
Sailpoint Technologies Holdings Inc
(d)
67,083 1,247
Simulations Plus Inc 1,766 67
Smartsheet Inc
(d)
152,886 8,060
SPS Commerce Inc
(d)
5,851 325
SVMK Inc
(d)
240,087 3,769

Schedule of Investments
SmallCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Tabula Rasa HealthCare Inc
(d),(e)
146,424 $ 9,274
Upland Software Inc
(d)
3,205 101
Verint Systems Inc
(d)
9,708 415
Verra Mobility Corp
(d)
25,703 230
Workiva Inc
(d)
277,019 10,624
Yext Inc
(d)
9,737 125
Zuora Inc
(d)
637,796 6,741
Zynga Inc
(d)
2,354,333 17,752
$ 185,518
Storage & Warehousing - 0.01%
Mobile Mini Inc 3,588 102
Telecommunications - 2.10%
A10 Networks Inc
(d)
7,278 50
Acacia Communications Inc
(d)
3,849 261
Airgain Inc
(d)
1,510 12
Calix Inc
(d)
3,567 41
Cambium Networks Corp
(d)
610 4
Casa Systems Inc
(d)
4,027 21
Ciena Corp
(d)
271,216 12,544
Clearfield Inc
(d)
1,647 21
DASAN Zhone Solutions Inc
(d)
1,281 8
Extreme Networks Inc
(d)
16,864 57
GCI Liberty Inc
(d)
262,077 15,942
Gogo Inc
(d),(e)
7,198 12
GTT Communications Inc
(d),(e)
4,872 55
IDT Corp - Class B
(d)
1,832 10
InterDigital Inc 5,090 294
Loral Space & Communications Inc
(d)
2,033 45
Ooma Inc
(d)
3,172 37
ORBCOMM Inc
(d)
8,758 23
Plantronics Inc 4,693 66
RigNet Inc
(d)
3,627 5
Shenandoah Telecommunications Co 6,693 358
Viavi Solutions Inc
(d)
371,282 4,485
Vonage Holdings Corp
(d)
213,176 1,782
$ 36,133
Toys, Games & Hobbies - 0.00%
Funko Inc
(d),(e)
3,827 16
Transportation - 1.34%
Air Transport Services Group Inc
(d)
123,716 2,504
Ardmore Shipping Corp 1,054 7
CryoPort Inc
(d),(e)
4,508 85
Dorian LPG Ltd
(d)
825 8
Forward Air Corp 4,596 237
GasLog Ltd 3,595 17
Heartland Express Inc 212 4
Knight-Swift Transportation Holdings Inc 302,652 11,252
PAM Transportation Services Inc
(d)
355 13
Radiant Logistics Inc
(d)
5,757 25
Saia Inc
(d)
95,675 8,852
Scorpio Bulkers Inc 475 12
Universal Logistics Holdings Inc 1,552 22
$ 23,038
Trucking & Leasing - 0.00%
General Finance Corp
(d)
1,569 9
Willis Lease Finance Corp
(d)
167 3
$ 12
Water - 0.05%
American States Water Co 3,722 295
California Water Service Group 4,602 207
Global Water Resources Inc 1,555 17
Middlesex Water Co 1,480 89
SJW Group 2,406 143
York Water Co/The 1,550 63
$ 814
TOTAL COMMON STOCKS $ 1,641,322
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Metal Fabrication & Hardware - 0.00%
Steel Partners Holdings LP 6.00%, 02/07/2026 655 $ 11
TOTAL PREFERRED STOCKS $ 11
Total Investments $ 1,755,315
Other Assets and Liabilities -  (1.94)% (33,359)
TOTAL NET ASSETS - 100.00% $ 1,721,956
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $38,303 or 2.22% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $17 or 0.00% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 34.83%
Technology 18.08%
Industrial 16.86%
Consumer, Cyclical 11.33%
Financial 7.27%
Money Market Funds 6.56%
Communications 5.81%
Basic Materials 0.83%
Energy 0.20%
Utilities 0.11%
Domestic Equity Funds 0.06%
Other Assets and Liabilities
(1.94)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 92,323 $ 575,998 $ 568,332 $ 99,989
Principal Healthcare Innovators Index ETF 248 — — 293
Principal U.S. Small-Cap Multi-Factor Index ETF 868 — 1 706
$ 93,439 $ 575,998 $ 568,333 $ 100,988
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 402 $ — $ — $ —
Principal Healthcare Innovators Index ETF — — — 45
Principal U.S. Small-Cap Multi-Factor Index ETF 7 — — (161)
$ 409 $ — $ — $ (116)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2020 Long 106 $ 6,926 $ 656
Total $ 656
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.00% Shares Held Value (000's)
Exchange-Traded Funds - 0.09%
iShares Core S&P Small-Cap ETF 14,044 $ 890
Money Market Funds - 3.91%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
7,032,148 7,032
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
32,539,093 32,539
$ 39,571
TOTAL INVESTMENT COMPANIES $ 40,461
COMMON STOCKS - 98.07% Shares Held Value (000's)
Aerospace & Defense - 1.73%
AAR Corp 55,091 1,079
Aerojet Rocketdyne Holdings Inc
(d)
121,331 4,991
AeroVironment Inc
(d)
36,186 2,181
Barnes Group Inc 79,895 3,066
Kaman Corp 46,694 1,810
Moog Inc 54,026 2,673
National Presto Industries Inc 8,442 686
Park Aerospace Corp 32,667 435
Triumph Group Inc 83,939 591
$ 17,512
Agriculture - 0.73%
Andersons Inc/The 54,635 927
Fresh Del Monte Produce Inc 50,767 1,448
Phibro Animal Health Corp 34,001 908
Universal Corp/VA 41,571 2,011
Vector Group Ltd 193,194 2,067
$ 7,361
Airlines - 0.54%
Allegiant Travel Co 22,111 1,735
Hawaiian Holdings Inc 78,086 1,125
SkyWest Inc 84,503 2,615
$ 5,475
Apparel - 1.16%
Crocs Inc
(d)
114,974 2,788
Kontoor Brands Inc 78,257 1,519
Oxford Industries Inc 28,550 1,197
Steven Madden Ltd 129,665 3,251
Unifi Inc
(d)
24,489 253
Wolverine World Wide Inc 135,542 2,777
$ 11,785
Automobile Manufacturers - 0.07%
Wabash National Corp 90,657 743
Automobile Parts & Equipment - 1.50%
American Axle & Manufacturing Holdings Inc
(d)
188,501 814
Cooper Tire & Rubber Co 84,104 1,782
Cooper-Standard Holdings Inc
(d)
28,222 363
Dorman Products Inc
(d)
48,892 3,084
Garrett Motion Inc
(d)
125,403 684
Gentherm Inc
(d)
54,874 2,055
Meritor Inc
(d)
123,868 2,539
Methode Electronics Inc 62,161 1,866
Motorcar Parts of America Inc
(d)
31,772 452
Standard Motor Products Inc 33,871 1,378
Titan International Inc 83,863 118
$ 15,135
Banks - 8.79%
Allegiance Bancshares Inc 32,088 805
Ameris Bancorp 109,742 2,791
Banner Corp 59,131 2,272
Cadence BanCorp 214,544 1,420
Central Pacific Financial Corp 47,559 832
City Holding Co 27,321 1,847
Columbia Banking System Inc 120,895 3,263
Community Bank System Inc 86,648 5,415
Customers Bancorp Inc
(d)
48,291 616
CVB Financial Corp 223,068 4,636
Eagle Bancorp Inc 56,284 1,974
First BanCorp/Puerto Rico 364,277 2,124
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Commonwealth Financial Corp 164,770 $ 1,569
First Financial Bancorp 166,557 2,562
First Midwest Bancorp Inc/IL 184,303 2,724
Flagstar Bancorp Inc 57,773 1,497
Franklin Financial Network Inc 22,445 532
Glacier Bancorp Inc 143,683 5,471
Great Western Bancorp Inc 94,328 1,773
Hanmi Financial Corp 52,145 629
Heritage Financial Corp/WA 61,370 1,230
HomeStreet Inc 40,911 1,045
Hope Bancorp Inc 212,338 2,113
Independent Bank Corp 57,608 4,199
Meta Financial Group Inc 57,948 1,067
National Bank Holdings Corp 52,240 1,389
NBT Bancorp Inc 73,392 2,431
OFG Bancorp 86,054 1,083
Old National Bancorp/IN 284,960 4,038
Opus Bank 36,207 696
Preferred Bank/Los Angeles CA 22,806 870
S&T Bancorp Inc 64,580 1,725
Seacoast Banking Corp of Florida
(d)
86,280 1,939
ServisFirst Bancshares Inc 77,242 2,744
Simmons First National Corp 190,995 3,572
Southside Bancshares Inc 53,199 1,618
Tompkins Financial Corp 20,532 1,386
Triumph Bancorp Inc
(d)
39,098 1,083
TrustCo Bank Corp NY 162,426 1,023
United Community Banks Inc/GA 132,368 2,799
Veritex Holdings Inc 79,159 1,390
Walker & Dunlop Inc 48,032 1,846
Westamerica BanCorp 45,342 2,857
$ 88,895
Beverages - 0.36%
Coca-Cola Consolidated Inc 7,779 1,831
MGP Ingredients Inc 22,258 840
National Beverage Corp
(d),(e)
19,508 980
$ 3,651
Biotechnology - 1.92%
Acorda Therapeutics Inc
(d)
80,497 78
AMAG Pharmaceuticals Inc
(d),(e)
56,841 456
ANI Pharmaceuticals Inc
(d)
15,590 624
Emergent BioSolutions Inc
(d)
73,540 5,438
Innoviva Inc
(d)
112,025 1,589
Myriad Genetics Inc
(d)
124,670 1,927
NeoGenomics Inc
(d)
174,979 4,784
REGENXBIO Inc
(d)
52,528 2,092
Xencor Inc
(d)
82,702 2,417
$ 19,405
Building Materials - 2.59%
AAON Inc 68,104 3,245
American Woodmark Corp
(d)
26,092 1,341
Apogee Enterprises Inc 44,500 910
Boise Cascade Co 65,321 2,043
Gibraltar Industries Inc
(d)
54,085 2,504
Griffon Corp 71,383 1,171
Patrick Industries Inc 37,438 1,543
PGT Innovations Inc
(d)
97,884 1,012
Simpson Manufacturing Co Inc 67,603 4,874
SPX Corp
(d)
73,983 2,821
Universal Forest Products Inc 102,885 4,231
US Concrete Inc
(d)
26,587 510
$ 26,205
Chemicals - 2.67%
AdvanSix Inc
(d)
46,778 570
American Vanguard Corp 44,520 560
Balchem Corp 53,913 4,811
Ferro Corp
(d)
137,372 1,370
GCP Applied Technologies Inc
(d)
90,144 1,543
Hawkins Inc 15,855 594

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
HB Fuller Co 85,442 $ 3,143
Innospec Inc 41,053 2,977
Koppers Holdings Inc
(d)
34,688 547
Kraton Corp
(d)
53,133 829
Quaker Chemical Corp 21,693 3,300
Rayonier Advanced Materials Inc 83,691 149
Rogers Corp
(d)
31,125 3,456
Stepan Co 33,568 3,202
$ 27,051
Coal - 0.18%
CONSOL Energy Inc
(d)
43,408 330
SunCoke Energy Inc 145,396 458
Warrior Met Coal Inc 85,593 1,074
$ 1,862
Commercial Services - 4.11%
ABM Industries Inc 111,308 3,839
American Public Education Inc
(d)
25,806 665
AMN Healthcare Services Inc
(d)
78,284 3,678
Arlo Technologies Inc
(d)
126,881 348
Cardtronics PLC
(d)
60,551 1,386
CorVel Corp
(d)
15,012 791
Cross Country Healthcare Inc
(d)
61,803 389
EVERTEC Inc 100,050 2,535
Forrester Research Inc
(d)
17,789 557
Green Dot Corp
(d)
79,401 2,422
Heidrick & Struggles International Inc 32,128 721
HMS Holdings Corp
(d)
147,645 4,234
Kelly Services Inc 55,617 859
Korn Ferry 92,705 2,673
Medifast Inc
(e)
19,466 1,477
Monro Inc 55,761 3,094
Perdoceo Education Corp
(d)
117,946 1,533
Rent-A-Center Inc/TX 82,587 1,644
Resources Connection Inc 50,454 549
RR Donnelley & Sons Co 118,825 203
Strategic Education Inc 36,812 5,864
Team Inc
(d)
50,888 314
TrueBlue Inc
(d)
65,286 1,014
Viad Corp 34,066 816
$ 41,605
Computers - 2.47%
3D Systems Corp
(d)
198,465 1,685
Agilysys Inc
(d)
34,099 668
Cubic Corp 52,414 2,003
Diebold Nixdorf Inc
(d)
128,701 634
ExlService Holdings Inc
(d)
57,141 3,527
Insight Enterprises Inc
(d)
59,977 3,256
MTS Systems Corp 29,832 634
OneSpan Inc
(d)
54,574 917
Qualys Inc
(d)
55,868 5,891
Sykes Enterprises Inc
(d)
64,580 1,849
TTEC Holdings Inc 29,605 1,154
Unisys Corp
(d)
86,792 1,093
Virtusa Corp
(d)
50,017 1,651
$ 24,962
Consumer Products - 0.72%
Central Garden & Pet Co
(d)
16,437 541
Central Garden & Pet Co - A Shares
(d)
67,339 2,048
Quanex Building Products Corp 55,577 693
WD-40 Co 22,967 4,003
$ 7,285
Cosmetics & Personal Care - 0.13%
Inter Parfums Inc 29,531 1,320
Distribution & Wholesale - 0.92%
Anixter International Inc
(d)
50,456 4,685
Core-Mark Holding Co Inc 76,368 2,195
Fossil Group Inc
(d)
77,888 308
G-III Apparel Group Ltd
(d)
72,136 817
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
ScanSource Inc
(d)
42,344 $ 1,098
Veritiv Corp
(d)
21,316 200
$ 9,303
Diversified Financial Services - 1.37%
Blucora Inc
(d)
82,024 1,154
Boston Private Financial Holdings Inc 139,508 1,060
Encore Capital Group Inc
(d)
46,326 1,204
Enova International Inc
(d)
56,597 908
EZCORP Inc
(d)
88,095 493
Greenhill & Co Inc 24,944 266
INTL. FCStone Inc
(d)
27,300 1,091
Piper Sandler Cos 29,023 1,565
PRA Group Inc
(d)
76,105 2,111
Virtus Investment Partners Inc 12,273 997
Waddell & Reed Financial Inc 117,856 1,715
WisdomTree Investments Inc 197,695 641
World Acceptance Corp
(d)
9,285 630
$ 13,835
Electric - 0.93%
Avista Corp 111,801 4,812
El Paso Electric Co 68,269 4,642
$ 9,454
Electrical Components & Equipment - 0.41%
Encore Wire Corp 35,131 1,608
Insteel Industries Inc 30,666 539
Powell Industries Inc 14,760 374
Vicor Corp
(d)
30,725 1,634
$ 4,155
Electronics - 4.17%
Advanced Energy Industries Inc
(d)
64,203 3,570
Alarm.com Holdings Inc
(d)
61,052 2,731
Applied Optoelectronics Inc
(d),(e)
32,031 343
Badger Meter Inc 48,788 2,880
Bel Fuse Inc 16,975 127
Benchmark Electronics Inc 63,060 1,303
Brady Corp 83,404 3,631
Comtech Telecommunications Corp 40,875 756
FARO Technologies Inc
(d)
29,167 1,601
Itron Inc
(d)
59,017 4,120
KEMET Corp 97,359 2,630
Knowles Corp
(d)
144,217 2,242
Mesa Laboratories Inc 6,730 1,602
OSI Systems Inc
(d)
28,611 2,071
Plexus Corp
(d)
48,902 3,066
Sanmina Corp
(d)
117,276 3,252
SMART Global Holdings Inc
(d)
22,049 557
TTM Technologies Inc
(d)
164,424 1,906
Watts Water Technologies Inc 46,258 3,812
$ 42,200
Energy - Alternate Sources - 0.47%
FutureFuel Corp 43,253 449
Green Plains Inc 56,644 333
Renewable Energy Group Inc
(d)
65,300 1,620
REX American Resources Corp
(d)
9,386 558
Sunrun Inc
(d)
130,585 1,832
$ 4,792
Engineering & Construction - 1.92%
Aegion Corp
(d)
51,549 827
Arcosa Inc 81,098 3,022
Comfort Systems USA Inc 61,467 2,047
Exponent Inc 86,861 6,109
Granite Construction Inc 78,334 1,288
MYR Group Inc
(d)
27,901 837
TopBuild Corp
(d)
56,894 5,302
$ 19,432
Entertainment - 0.07%
Monarch Casino & Resort Inc
(d)
20,001 667

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0.27%
Harsco Corp
(d)
131,742 $ 1,315
US Ecology Inc 42,650 1,398
$ 2,713
Food - 1.30%
B&G Foods Inc
(e)
107,336 2,084
Calavo Growers Inc 27,423 1,591
Cal-Maine Foods Inc
(d)
50,757 2,107
Chefs' Warehouse Inc/The
(d)
42,702 601
J&J Snack Foods Corp 25,021 3,178
John B Sanfilippo & Son Inc 14,735 1,210
Seneca Foods Corp - Class A
(d)
11,468 413
SpartanNash Co 60,915 1,045
United Natural Foods Inc
(d)
89,358 951
$ 13,180
Forest Products & Paper - 0.54%
Clearwater Paper Corp
(d)
27,680 663
Mercer International Inc 67,095 676
Neenah Inc 28,182 1,377
PH Glatfelter Co 74,027 1,081
Schweitzer-Mauduit International Inc 51,781 1,668
$ 5,465
Gas - 0.77%
Northwest Natural Holding Co 51,008 3,321
South Jersey Industries Inc 154,844 4,427
$ 7,748
Hand & Machine Tools - 0.32%
Franklin Electric Co Inc 64,489 3,276
Healthcare - Products - 3.74%
AngioDynamics Inc
(d)
63,048 658
BioTelemetry Inc
(d)
56,966 2,661
Cardiovascular Systems Inc
(d)
58,993 2,478
CONMED Corp 47,561 3,515
CryoLife Inc
(d)
62,853 1,403
Cutera Inc
(d)
23,854 321
Glaukos Corp
(d)
65,345 2,398
Hanger Inc
(d)
62,575 1,149
Inogen Inc
(d)
30,599 1,530
Integer Holdings Corp
(d)
54,767 4,078
Invacare Corp 56,435 424
Lantheus Holdings Inc
(d)
65,777 858
LeMaitre Vascular Inc 27,472 783
Luminex Corp 70,219 2,531
Meridian Bioscience Inc
(d)
71,633 860
Merit Medical Systems Inc
(d)
92,526 3,777
Natus Medical Inc
(d)
57,132 1,428
OraSure Technologies Inc
(d)
103,448 1,649
Orthofix Medical Inc
(d)
31,935 1,132
Surmodics Inc
(d)
22,707 865
Tactile Systems Technology Inc
(d)
31,889 1,646
Varex Imaging Corp
(d)
64,306 1,680
$ 37,824
Healthcare - Services - 1.95%
Addus HomeCare Corp
(d)
22,686 1,838
Community Health Systems Inc
(d)
197,498 599
Ensign Group Inc/The 84,050 3,144
Magellan Health Inc
(d)
36,497 2,217
Medpace Holdings Inc
(d)
45,891 3,665
Pennant Group Inc/The
(d)
43,869 868
Providence Service Corp/The
(d)
19,240 1,116
RadNet Inc
(d)
69,929 988
Select Medical Holdings Corp
(d)
180,097 3,074
Tivity Health Inc
(d),(e)
72,390 649
US Physical Therapy Inc 21,408 1,616
$ 19,774
Home Builders - 2.00%
Cavco Industries Inc
(d)
14,389 2,226
Century Communities Inc
(d)
47,665 1,021
Installed Building Products Inc
(d)
35,718 1,761
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
LCI Industries 41,945 $ 3,637
LGI Homes Inc
(d)
36,974 2,240
M/I Homes Inc
(d)
47,165 1,201
MDC Holdings Inc 83,930 2,455
Meritage Homes Corp
(d)
60,336 3,171
Winnebago Industries Inc 56,453 2,505
$ 20,217
Home Furnishings - 0.60%
Daktronics Inc 62,801 284
Ethan Allen Interiors Inc 40,996 464
iRobot Corp
(d),(e)
47,379 2,888
Sleep Number Corp
(d)
47,642 1,424
Universal Electronics Inc
(d)
23,342 964
$ 6,024
Housewares - 0.03%
Tupperware Brands Corp
(e)
81,951 264
Insurance - 3.30%
Ambac Financial Group Inc
(d)
76,344 1,313
American Equity Investment Life Holding Co 152,586 3,207
AMERISAFE Inc 32,346 2,060
eHealth Inc
(d)
41,726 4,452
Employers Holdings Inc 53,320 1,619
FGL Holdings 219,177 2,275
HCI Group Inc 10,751 448
Horace Mann Educators Corp 69,081 2,429
James River Group Holdings Ltd 50,956 1,808
Kinsale Capital Group Inc 34,536 3,751
NMI Holdings Inc
(d)
113,931 1,540
ProAssurance Corp 90,149 1,928
Safety Insurance Group Inc 24,493 2,060
Stewart Information Services Corp 39,731 1,266
Third Point Reinsurance Ltd
(d)
134,221 999
United Fire Group Inc 35,660 1,020
United Insurance Holdings Corp 34,779 297
Universal Insurance Holdings Inc 51,207 934
$ 33,406
Internet - 2.31%
8x8 Inc
(d)
167,971 2,849
Cogent Communications Holdings Inc 69,854 5,856
ePlus Inc
(d)
22,635 1,601
HealthStream Inc
(d)
42,867 979
Liquidity Services Inc
(d)
45,117 226
NIC Inc 112,228 2,719
Perficient Inc
(d)
54,654 1,904
QuinStreet Inc
(d)
77,264 785
Shutterstock Inc 32,089 1,219
Stamps.com Inc
(d)
27,184 4,302
TechTarget Inc
(d)
38,464 897
$ 23,337
Iron & Steel - 0.29%
Cleveland-Cliffs Inc
(e)
664,776 2,912
Leisure Products & Services - 0.85%
Callaway Golf Co 157,716 2,258
Fox Factory Holding Corp
(d)
64,564 3,293
Vista Outdoor Inc
(d)
96,913 981
YETI Holdings Inc
(d)
76,306 2,107
$ 8,639
Lodging - 0.15%
Marcus Corp/The 38,526 560
St Joe Co/The
(d)
52,775 966
$ 1,526
Machinery - Construction & Mining - 0.15%
Astec Industries Inc 37,785 1,515
Machinery - Diversified - 1.68%
Alamo Group Inc 16,252 1,600
Albany International Corp 51,450 2,631
Applied Industrial Technologies Inc 64,784 3,394
Briggs & Stratton Corp
(e)
71,201 162

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Chart Industries Inc
(d)
59,997 $ 2,143
DXP Enterprises Inc/TX
(d)
26,847 401
Ichor Holdings Ltd
(d)
37,700 939
Lindsay Corp 18,122 1,631
SPX FLOW Inc
(d)
71,339 2,323
Tennant Co 30,614 1,811
$ 17,035
Media - 0.34%
EW Scripps Co/The 91,330 737
Gannett Co Inc 219,557 248
Meredith Corp 67,206 997
Scholastic Corp 51,516 1,497
$ 3,479
Metal Fabrication & Hardware - 0.53%
AZZ Inc 43,828 1,376
CIRCOR International Inc
(d)
33,367 498
Mueller Industries Inc 95,447 2,472
Olympic Steel Inc 15,295 144
TimkenSteel Corp
(d)
66,852 174
Tredegar Corp 41,360 682
$ 5,346
Mining - 0.52%
Arconic Corp
(d)
162,299 1,415
Century Aluminum Co
(d)
83,428 363
Kaiser Aluminum Corp 26,612 1,922
Livent Corp
(d)
244,652 1,517
$ 5,217
Miscellaneous Manufacturers - 3.25%
Enerpac Tool Group Corp 90,296 1,540
EnPro Industries Inc 34,833 1,580
ESCO Technologies Inc 43,542 3,322
Fabrinet
(d)
62,014 3,891
Federal Signal Corp 101,406 2,731
Haynes International Inc 20,972 463
Hillenbrand Inc 124,201 2,602
John Bean Technologies Corp 53,071 4,073
LSB Industries Inc
(d)
36,661 73
Lydall Inc
(d)
29,367 329
Materion Corp 34,193 1,769
Myers Industries Inc 59,529 736
Proto Labs Inc
(d)
44,846 4,556
Raven Industries Inc 59,932 1,335
Standex International Corp 20,886 1,041
Sturm Ruger & Co Inc 27,837 1,481
Trinseo SA 65,663 1,343
$ 32,865
Office & Business Equipment - 0.10%
Pitney Bowes Inc 286,328 1,011
Office Furnishings - 0.09%
Interface Inc 97,905 905
Oil & Gas - 1.31%
Bonanza Creek Energy Inc
(d)
31,125 543
Callon Petroleum Co
(d)
654,395 615
Denbury Resources Inc
(d)
825,745 294
Gulfport Energy Corp
(d)
243,572 622
HighPoint Resources Corp
(d)
178,611 59
Laredo Petroleum Inc
(d)
302,040 329
Nabors Industries Ltd
(e)
11,329 167
Noble Corp PLC
(d)
417,643 108
Oasis Petroleum Inc
(d)
484,645 341
Par Pacific Holdings Inc
(d)
61,760 600
PDC Energy Inc
(d)
162,711 2,114
Penn Virginia Corp
(d)
22,557 142
ProPetro Holding Corp
(d)
138,003 585
QEP Resources Inc 398,523 393
Range Resources Corp
(e)
349,739 2,039
Ring Energy Inc
(d)
100,009 90
SM Energy Co
(e)
177,792 720
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Southwestern Energy Co
(d)
907,172 $ 2,930
Talos Energy Inc
(d)
33,607 383
Valaris plc
(d),(e)
331,628 151
$ 13,225
Oil & Gas Services - 0.88%
Archrock Inc 213,855 1,029
Core Laboratories NV 74,189 1,455
DMC Global Inc 24,546 633
Dril-Quip Inc
(d)
60,637 2,009
Era Group Inc
(d)
33,181 170
Exterran Corp
(d)
47,155 321
Geospace Technologies Corp
(d)
22,844 142
Helix Energy Solutions Group Inc
(d)
236,925 602
Matrix Service Co
(d)
45,522 475
Newpark Resources Inc
(d)
150,356 230
Oceaneering International Inc
(d)
165,799 852
Oil States International Inc
(d)
101,398 349
RPC Inc 86,276 294
TETRA Technologies Inc
(d)
210,399 102
US Silica Holdings Inc 123,295 237
$ 8,900
Packaging & Containers - 0.12%
Matthews International Corp 52,524 1,257
Pharmaceuticals - 3.33%
Amphastar Pharmaceuticals Inc
(d)
57,426 973
Anika Therapeutics Inc
(d)
23,914 795
Corcept Therapeutics Inc
(d)
172,374 2,182
Covetrus Inc
(d)
163,481 1,944
Cytokinetics Inc
(d)
99,017 1,496
Eagle Pharmaceuticals Inc/DE
(d)
16,954 864
Enanta Pharmaceuticals Inc
(d)
26,777 1,242
Endo International PLC
(d)
338,252 1,556
Heska Corp
(d)
11,807 836
Lannett Co Inc
(d)
56,108 535
Momenta Pharmaceuticals Inc
(d)
190,282 6,032
Neogen Corp
(d)
87,857 5,499
Owens & Minor Inc 105,336 746
Pacira BioSciences Inc
(d)
69,938 2,888
Progenics Pharmaceuticals Inc
(d)
144,836 571
Spectrum Pharmaceuticals Inc
(d)
189,334 549
Supernus Pharmaceuticals Inc
(d)
87,923 2,057
USANA Health Sciences Inc
(d)
21,038 1,877
Vanda Pharmaceuticals Inc
(d)
89,389 1,028
$ 33,670
Real Estate - 0.40%
Marcus & Millichap Inc
(d)
39,349 1,143
RE/MAX Holdings Inc 29,892 786
Realogy Holdings Corp
(e)
191,627 832
Safehold Inc 22,152 1,279
$ 4,040
REITs - 7.99%
Acadia Realty Trust 145,721 1,805
Agree Realty Corp 80,559 5,245
Alexander & Baldwin Inc 113,833 1,496
American Assets Trust Inc 80,386 2,277
Apollo Commercial Real Estate Finance Inc 239,303 1,950
Armada Hoffler Properties Inc 92,885 893
ARMOUR Residential REIT Inc 98,696 872
Capstead Mortgage Corp 158,552 823
CareTrust REIT Inc 160,146 2,639
CBL & Associates Properties Inc
(d)
290,779 84
Cedar Realty Trust Inc 144,034 151
Chatham Lodging Trust 78,643 591
Community Healthcare Trust Inc 34,083 1,268
DiamondRock Hospitality Co 335,515 2,090
Easterly Government Properties Inc 124,285 3,344
Essential Properties Realty Trust Inc 147,369 2,165
Four Corners Property Trust Inc 115,500 2,586
Franklin Street Properties Corp 179,710 978

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Getty Realty Corp 57,311 $ 1,557
Global Net Lease Inc 149,924 2,157
Granite Point Mortgage Trust Inc 91,930 458
Hersha Hospitality Trust 60,181 315
Independence Realty Trust Inc 152,332 1,534
Industrial Logistics Properties Trust 109,239 2,042
Innovative Industrial Properties Inc 28,550 2,240
Invesco Mortgage Capital Inc 269,491 819
Investors Real Estate Trust 19,481 1,220
iStar Inc 125,248 1,255
Kite Realty Group Trust 140,740 1,440
KKR Real Estate Finance Trust Inc 40,464 638
Lexington Realty Trust 415,416 4,341
LTC Properties Inc 66,621 2,372
National Storage Affiliates Trust 99,431 2,832
New York Mortgage Trust Inc 612,334 1,335
NexPoint Residential Trust Inc 37,760 1,135
Office Properties Income Trust 80,785 2,213
Pennsylvania Real Estate Investment Trust 100,130 101
PennyMac Mortgage Investment Trust 167,897 1,746
Ready Capital Corp 59,088 394
Redwood Trust Inc 188,860 774
Retail Opportunity Investments Corp 194,401 1,887
RPT Realty 134,703 919
Saul Centers Inc 19,744 644
Summit Hotel Properties Inc 176,248 1,068
Tanger Factory Outlet Centers Inc 155,681 1,171
Uniti Group Inc 323,915 2,287
Universal Health Realty Income Trust 21,212 2,269
Urstadt Biddle Properties Inc 50,096 732
Washington Prime Group Inc 312,729 269
Washington Real Estate Investment Trust 135,070 3,150
Whitestone REIT 68,099 462
Xenia Hotels & Resorts Inc 188,779 1,831
$ 80,864
Retail - 5.16%
Abercrombie & Fitch Co 105,176 1,113
America's Car-Mart Inc/TX
(d)
10,343 682
Asbury Automotive Group Inc
(d)
32,425 2,189
Barnes & Noble Education Inc
(d)
64,756 116
Big Lots Inc 65,388 1,533
BJ's Restaurants Inc 32,116 702
Bloomin' Brands Inc 145,579 1,754
Boot Barn Holdings Inc
(d)
47,872 884
Buckle Inc/The
(e)
47,847 732
Caleres Inc 68,236 553
Cato Corp/The 36,417 410
Chico's FAS Inc 198,800 298
Children's Place Inc/The
(e)
24,318 719
Chuy's Holdings Inc
(d)
27,846 467
Conn's Inc
(d)
31,969 216
Dave & Buster's Entertainment Inc
(e)
51,670 756
Designer Brands Inc 92,469 587
Dine Brands Global Inc 28,143 1,249
El Pollo Loco Holdings Inc
(d)
32,739 400
Express Inc
(d)
112,736 233
Fiesta Restaurant Group Inc
(d)
33,939 247
Foundation Building Materials Inc
(d)
29,539 346
GameStop Corp
(d),(e)
110,480 633
Genesco Inc
(d)
23,880 452
GMS Inc
(d)
70,672 1,299
Group 1 Automotive Inc 29,331 1,660
Guess? Inc 71,504 669
Haverty Furniture Cos Inc 30,320 410
Hibbett Sports Inc
(d)
29,546 456
JC Penney Co Inc
(d),(e)
504,113 128
La-Z-Boy Inc 77,735 1,823
Lithia Motors Inc 37,951 4,196
Lumber Liquidators Holdings Inc
(d),(e)
48,116 339
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Macy's Inc
(e)
517,860 $ 3,035
MarineMax Inc
(d)
35,958 518
Michaels Cos Inc/The
(d),(e)
127,921 389
Movado Group Inc 27,508 284
Office Depot Inc 915,865 2,033
PC Connection Inc 18,525 851
PetMed Express Inc 33,812 1,338
PriceSmart Inc 37,360 2,374
Red Robin Gourmet Burgers Inc
(d)
21,687 317
Regis Corp
(d)
40,512 503
Ruth's Hospitality Group Inc 45,486 512
Shake Shack Inc
(d)
52,040 2,837
Shoe Carnival Inc 14,985 354
Signet Jewelers Ltd 87,729 883
Sonic Automotive Inc 40,661 871
Tailored Brands Inc
(e)
84,874 141
Vera Bradley Inc
(d)
39,305 217
Wingstop Inc 49,361 5,789
Zumiez Inc
(d)
34,166 722
$ 52,219
Savings & Loans - 1.26%
Axos Financial Inc
(d)
89,362 2,060
Banc of California Inc 75,186 783
Berkshire Hills Bancorp Inc 71,976 1,227
Brookline Bancorp Inc 133,685 1,365
Dime Community Bancshares Inc 51,681 849
Northfield Bancorp Inc 72,524 817
Northwest Bancshares Inc 198,173 2,103
Pacific Premier Bancorp Inc 99,490 2,124
Provident Financial Services Inc 100,639 1,444
$ 12,772
Semiconductors - 3.54%
Axcelis Technologies Inc
(d)
54,335 1,269
Brooks Automation Inc 121,165 4,664
CEVA Inc
(d)
36,858 1,155
Cohu Inc 69,158 1,143
CTS Corp 54,640 1,265
Diodes Inc
(d)
69,288 3,526
DSP Group Inc
(d)
38,553 665
FormFactor Inc
(d)
126,867 2,956
Kulicke & Soffa Industries Inc 106,267 2,547
MaxLinear Inc
(d)
109,145 1,800
Onto Innovation Inc
(d)
82,222 2,669
Photronics Inc
(d)
112,617 1,346
Power Integrations Inc 49,308 5,047
Rambus Inc
(d)
186,854 2,341
Ultra Clean Holdings Inc
(d)
66,711 1,227
Veeco Instruments Inc
(d)
81,958 896
Xperi Corp 83,029 1,269
$ 35,785
Software - 3.28%
Bottomline Technologies DE Inc
(d)
63,875 2,659
Computer Programs and Systems Inc 20,931 503
CSG Systems International Inc 55,217 2,682
Digi International Inc
(d)
47,452 538
Donnelley Financial Solutions Inc
(d)
52,310 381
Ebix Inc
(e)
37,310 781
Glu Mobile Inc
(d)
193,018 1,505
LivePerson Inc
(d)
103,176 2,470
ManTech International Corp/VA 45,106 3,363
MicroStrategy Inc
(d)
13,796 1,743
NextGen Healthcare Inc
(d)
81,149 856
Omnicell Inc
(d)
70,285 5,124
PDF Solutions Inc
(d)
46,627 745
Progress Software Corp 75,058 3,071
SPS Commerce Inc
(d)
58,386 3,241
Tabula Rasa HealthCare Inc
(d)
32,945 2,087
TiVo Corp 212,244 1,492
$ 33,241

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Storage & Warehousing - 0.21%
Mobile Mini Inc 73,946 $ 2,113
Telecommunications - 2.37%
ADTRAN Inc 80,152 824
ATN International Inc 18,231 1,132
CalAmp Corp
(d)
57,183 384
Cincinnati Bell Inc
(d)
84,502 1,238
Consolidated Communications Holdings Inc
(d)
120,790 757
Extreme Networks Inc
(d)
203,736 693
Harmonic Inc
(d)
160,708 932
Iridium Communications Inc
(d)
162,580 3,659
NETGEAR Inc
(d)
50,527 1,212
Plantronics Inc
(e)
54,855 775
Shenandoah Telecommunications Co 78,542 4,203
Spok Holdings Inc 29,387 302
Viavi Solutions Inc
(d)
385,111 4,652
Vonage Holdings Corp
(d)
382,226 3,195
$ 23,958
Textiles - 0.43%
UniFirst Corp/MA 25,645 4,312
Transportation - 1.85%
ArcBest Corp 42,748 871
Atlas Air Worldwide Holdings Inc
(d)
43,358 1,424
Dorian LPG Ltd
(d)
48,494 460
Echo Global Logistics Inc
(d)
45,745 802
Forward Air Corp 47,214 2,436
Heartland Express Inc 78,352 1,535
Hub Group Inc
(d)
55,934 2,691
Marten Transport Ltd 65,074 1,459
Matson Inc 71,841 2,173
Saia Inc
(d)
43,467 4,022
SEACOR Holdings Inc
(d)
29,422 831
$ 18,704
Trucking & Leasing - 0.09%
Greenbrier Cos Inc/The 54,628 928
Water - 0.84%
American States Water Co 61,739 4,900
California Water Service Group 80,686 3,625
$ 8,525
TOTAL COMMON STOCKS $ 992,281
Total Investments $ 1,032,742
Other Assets and Liabilities -  (2.07)% (20,949)
TOTAL NET ASSETS - 100.00% $ 1,011,793
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $20,382 or 2.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Financial 23.11%
Industrial 19.08%
Consumer, Non-cyclical 18.29%
Consumer, Cyclical 13.78%
Technology 9.39%
Communications 5.02%
Basic Materials 4.02%
Money Market Funds 3.91%
Energy 2.84%
Utilities 2.54%
Investment Companies 0.09%
Other Assets and Liabilities
(2.07)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 43,978 $ 308,086 $ 319,525 $ 32,539
$ 43,978 $ 308,086 $ 319,525 $ 32,539
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 95 $ — $ — $ —
$ 95 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2020 Long 289 $ 18,882 $ 2,192
Total $ 2,192
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.49% Shares Held Value (000's)
Money Market Funds - 5.42%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
4,725,218 $ 4,725
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
36,710,387 36,71 0
$ 41,43 5
Principal Exchange-Traded Funds - 0.07%
Principal U.S. Small-Cap Multi-Factor Index
ETF
(c)
20,000 509
TOTAL INVESTMENT COMPANIES $ 41,94 4
COMMON STOCKS - 97.89% Shares Held Value (000's)
Advertising - 0.01%
Fluent Inc
(d)
1,105 2
Marchex Inc
(d)
5,004 9
National CineMedia Inc 6,454 21
Quotient Technology Inc
(d)
6,791 49
$ 81
Aerospace & Defense - 0.59%
AAR Corp 46,075 902
Aerojet Rocketdyne Holdings Inc
(d)
10,532 433
Barnes Group Inc 16,040 616
Ducommun Inc
(d)
1,264 36
Kaman Corp 2,250 87
Mercury Systems Inc
(d)
5,680 506
Moog Inc 13,833 685
National Presto Industries Inc 14,250 1,159
Park Aerospace Corp 2,699 36
Triumph Group Inc 4,989 35
$ 4,495
Agriculture - 0.32%
Alico Inc 670 20
Andersons Inc/The 5,423 92
Darling Ingredients Inc
(d)
21,475 442
Fresh Del Monte Produce Inc 2,898 83
Phibro Animal Health Corp 111 3
Universal Corp/VA 28,255 1,367
Vector Group Ltd 39,697 424
$ 2,431
Airlines - 0.24%
Hawaiian Holdings Inc 70,301 1,012
Mesa Air Group Inc
(d)
1,358 6
SkyWest Inc 6,643 206
Spirit Airlines Inc
(d)
41,981 631
$ 1,855
Apparel - 0.11%
Delta Apparel Inc
(d)
849 11
Kontoor Brands Inc 3,183 62
Oxford Industries Inc 1,725 72
Rocky Brands Inc 15,561 334
Superior Group of Cos Inc 1,044 9
Unifi Inc
(d)
19,664 203
Vince Holding Corp
(d)
590 4
Weyco Group Inc 931 18
Wolverine World Wide Inc 6,102 125
$ 838
Automobile Manufacturers - 0.51%
Blue Bird Corp
(d)
96,859 1,189
Navistar International Corp
(d)
64,717 1,538
REV Group Inc 3,025 16
Wabash National Corp 138,060 1,132
$ 3,875
Automobile Parts & Equipment - 1.18%
Adient PLC
(d)
66,706 1,000
American Axle & Manufacturing Holdings Inc
(d)
10,836 47
Commercial Vehicle Group Inc
(d)
106,221 257
Cooper Tire & Rubber Co 62,216 1,318
Cooper-Standard Holdings Inc
(d)
2,059 27
Dana Inc 19,737 227
Goodyear Tire & Rubber Co/The 138,800 995
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Meritor Inc
(d)
70,004 $ 1,435
Methode Electronics Inc 26,881 807
Miller Industries Inc/TN 23,457 712
Modine Manufacturing Co
(d)
6,194 29
Motorcar Parts of America Inc
(d),(e)
61,156 870
Spartan Motors Inc 1,374 19
Standard Motor Products Inc 10,478 427
Telenav Inc
(d)
78,119 364
Tenneco Inc
(d)
6,527 34
Titan International Inc 5,310 8
Visteon Corp
(d)
7,002 422
$ 8,998
Banks - 13.22%
1st Constitution Bancorp 1,128 14
1st Source Corp 18,628 647
ACNB Corp 1,067 30
Alerus Financial Corp 169 3
Allegiance Bancshares Inc 1,786 45
Amalgamated Bank 50,347 539
American National Bankshares Inc 1,474 39
Ameris Bancorp 7,193 183
Ames National Corp 1,326 28
Arrow Financial Corp 1,736 49
Associated Banc-Corp 82,700 1,169
Atlantic Capital Bancshares Inc
(d)
2,766 35
Atlantic Union Bankshares Corp 147,578 3,522
BancFirst Corp 1,774 68
Bancorp Inc/The
(d)
6,565 46
BancorpSouth Bank 9,299 204
Bank First Corp 53 3
Bank of Commerce Holdings 2,483 19
Bank of Marin Bancorp 1,812 60
Bank of NT Butterfield & Son Ltd/The 5,758 127
Bank of Princeton/The 695 15
Bank7 Corp 543 5
BankUnited Inc 54,600 1,082
Bankwell Financial Group Inc 974 15
Banner Corp 4,918 189
Bar Harbor Bankshares 34,582 635
Baycom Corp
(d)
866 11
BCB Bancorp Inc 2,038 21
Bridge Bancorp Inc 39,431 815
Bridgewater Bancshares Inc
(d)
33,296 337
Bryn Mawr Bank Corp 22,394 652
Business First Bancshares Inc 1,676 23
Byline Bancorp Inc 3,124 38
C&F Financial Corp 449 16
Cadence BanCorp 119,368 790
Cambridge Bancorp 451 25
Camden National Corp 20,925 685
Capital Bancorp Inc
(d)
950 10
Capital City Bank Group Inc 1,857 41
Capstar Financial Holdings Inc 1,961 22
Carolina Financial Corp 22,936 776
Carter Bank & Trust 3,033 29
Cathay General Bancorp 79,417 2,217
CBTX Inc 2,516 45
CenterState Bank Corp 11,289 196
Central Pacific Financial Corp 3,296 58
Central Valley Community Bancorp 1,566 23
Century Bancorp Inc/MA 303 23
Chemung Financial Corp 557 14
Citizens & Northern Corp 1,585 28
City Holding Co 12,096 818
Civista Bancshares Inc 2,281 35
CNB Financial Corp/PA 1,883 33
Coastal Financial Corp/WA
(d)
576 8
Codorus Valley Bancorp Inc 1,324 19
Columbia Banking System Inc 19,140 517

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Community Bank System Inc 12,872 $ 804
Community Financial Corp/The 777 18
Community Trust Bancorp Inc 30,606 1,037
ConnectOne Bancorp Inc 55,738 833
CrossFirst Bankshares Inc
(d)
29,900 289
Customers Bancorp Inc
(d)
99,690 1,272
CVB Financial Corp 63,212 1,314
Eagle Bancorp Inc 38,587 1,354
Enterprise Bancorp Inc/MA 1,330 32
Enterprise Financial Services Corp 96,221 2,958
Equity Bancshares Inc
(d)
63,499 1,190
Esquire Financial Holdings Inc
(d)
533 9
Evans Bancorp Inc 592 16
Farmers National Banc Corp 3,496 43
FB Financial Corp 11,756 263
Financial Institutions Inc 27,234 527
First Bancorp Inc/The 1,458 32
First BanCorp/Puerto Rico 300,197 1,751
First Bancorp/Southern Pines NC 127,728 3,397
First Bancshares Inc/The 2,116 42
First Bank/Hamilton NJ 2,552 20
First Busey Corp 7,842 144
First Business Financial Services Inc 17,204 296
First Choice Bancorp 1,308 20
First Commonwealth Financial Corp 9,165 87
First Community Bankshares Inc 2,284 54
First Financial Bancorp 274,362 4,219
First Financial Corp/IN 28,622 1,016
First Foundation Inc 3,754 52
First Guaranty Bancshares Inc 698 9
First Hawaiian Inc 62,007 1,091
First Horizon National Corp 129,500 1,176
First Internet Bancorp 35,654 560
First Interstate BancSystem Inc 5,338 180
First Merchants Corp 140,781 3,985
First Mid Bancshares Inc 25,125 671
First Midwest Bancorp Inc/IL 63,873 944
First Northwest Bancorp 1,266 15
First of Long Island Corp/The 55,510 876
Flagstar Bancorp Inc 5,331 138
FNB Corp/PA 99,700 807
FNCB Bancorp Inc 2,280 14
Franklin Financial Network Inc 37,388 887
Franklin Financial Services Corp 541 16
Fulton Financial Corp 110,109 1,287
FVCBankcorp Inc
(d)
1,476 17
German American Bancorp Inc 14,148 421
Glacier Bancorp Inc 6,965 265
Great Southern Bancorp Inc 26,878 1,144
Great Western Bancorp Inc 62,974 1,184
Guaranty Bancshares Inc/TX 1,223 33
Hancock Whitney Corp 39,105 818
Hanmi Financial Corp 95,886 1,157
Hawthorn Bancshares Inc 753 14
HBT Financial Inc 17,737 206
Heartland Financial USA Inc 40,771 1,385
Heritage Commerce Corp 6,364 57
Heritage Financial Corp/WA 32,596 653
Hilltop Holdings Inc 58,088 1,122
Home BancShares Inc/AR 79,328 1,216
HomeStreet Inc 52,790 1,349
Hope Bancorp Inc 138,813 1,381
Horizon Bancorp Inc/IN 26,269 299
IBERIABANK Corp 20,749 860
Independent Bank Corp 2,806 205
Independent Bank Corp/MI 2,317 34
Independent Bank Group Inc 4,353 132
International Bancshares Corp 35,908 1,041
Investar Holding Corp 799 10
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Kearny Financial Corp/MD 5,239 $ 49
Lakeland Bancorp Inc 80,310 899
Lakeland Financial Corp 567 24
LCNB Corp 1,663 24
Level One Bancorp Inc 798 14
Live Oak Bancshares Inc 88,916 1,241
Luther Burbank Corp 80,299 864
Macatawa Bank Corp 3,866 30
Mackinac Financial Corp 1,408 15
MainStreet Bancshares Inc
(d)
887 13
Mercantile Bank Corp 2,235 53
Merchants Bancorp/IN 37,667 580
Meta Financial Group Inc 2,840 52
Metropolitan Bank Holding Corp
(d)
18,338 460
Mid Penn Bancorp Inc 854 17
Midland States Bancorp Inc 68,531 1,111
MidWestOne Financial Group Inc 24,432 510
MVB Financial Corp 1,303 18
National Bank Holdings Corp 16,644 443
National Bankshares Inc 848 25
NBT Bancorp Inc 4,019 133
Nicolet Bankshares Inc
(d)
898 49
Northeast Bank 1,163 19
Northrim BanCorp Inc 11,494 270
Oak Valley Bancorp 982 13
OFG Bancorp 8,592 108
Ohio Valley Banc Corp 612 15
Old National Bancorp/IN 38,368 543
Old Second Bancorp Inc 3,971 33
OP Bancorp 2,085 15
Opus Bank 2,920 56
Origin Bancorp Inc 2,451 55
Orrstown Financial Services Inc 17,546 270
Park National Corp 9,274 742
Parke Bancorp Inc 1,450 20
PCB Bancorp 1,561 15
PCSB Financial Corp 2,156 29
Peapack-Gladstone Financial Corp 57,034 1,076
Penns Woods Bancorp Inc 884 20
Peoples Bancorp Inc/OH 14,450 351
Peoples Financial Services Corp 916 34
People's Utah Bancorp 1,991 43
Preferred Bank/Los Angeles CA 1,272 49
Premier Financial Bancorp Inc 1,620 21
Prosperity Bancshares Inc 5,842 350
Provident Bancorp Inc 1,078 10
QCR Holdings Inc 1,969 61
RBB Bancorp 38,803 502
Red River Bancshares Inc 552 21
Reliant Bancorp Inc 1,122 16
Renasant Corp 30,632 804
Republic Bancorp Inc/KY 18,425 614
S&T Bancorp Inc 17,438 465
Sandy Spring Bancorp Inc 50,371 1,284
SB One Bancorp 1,141 21
Seacoast Banking Corp of Florida
(d)
6,446 145
Select Bancorp Inc
(d)
2,118 17
ServisFirst Bancshares Inc 752 27
Shore Bancshares Inc 1,759 20
Sierra Bancorp 1,952 40
Silvergate Capital Corp
(d)
507 8
Simmons First National Corp 42,420 793
SmartFinancial Inc 1,793 26
South Plains Financial Inc 21,294 265
South State Corp 8,018 464
Southern First Bancshares Inc
(d)
1,032 30
Southern National Bancorp of Virginia Inc 53,955 543
Southside Bancshares Inc 3,027 92
Spirit of Texas Bancshares Inc
(d)
1,807 21

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Sterling Bancorp Inc/MI 115,393 $ 416
Stock Yards Bancorp Inc 2,765 91
Summit Financial Group Inc 1,666 29
Texas Capital Bancshares Inc
(d)
26,800 745
Tompkins Financial Corp 1,379 93
Towne Bank/Portsmouth VA 20,554 415
TriCo Bancshares 34,894 1,051
TriState Capital Holdings Inc
(d)
2,208 31
Triumph Bancorp Inc
(d)
1,210 34
TrustCo Bank Corp NY 157,452 992
Trustmark Corp 62,517 1,664
UMB Financial Corp 19,808 1,007
Umpqua Holdings Corp 70,800 887
United Bankshares Inc/WV 28,649 859
United Community Banks Inc/GA 182,469 3,858
United Security Bancshares/Fresno CA 2,071 14
Unity Bancorp Inc 1,050 15
Univest Financial Corp 47,052 833
Valley National Bancorp 49,671 415
Veritex Holdings Inc 6,245 110
Walker & Dunlop Inc 3,598 138
Washington Trust Bancorp Inc 16,916 593
WesBanco Inc 8,995 222
West BanCorp Inc 18,485 344
Westamerica BanCorp 2,021 127
Western New England Bancorp Inc 3,309 20
Wintrust Financial Corp 27,400 1,148
$ 101,055
Beverages - 0.00%
Farmer Bros Co
(d)
1,155 11
Biotechnology - 0.55%
Abeona Therapeutics Inc
(d)
5,948 14
Acceleron Pharma Inc
(d)
967 88
Achillion Pharamceuticals Inc
(d),(f),(g)
8,433 4
Acorda Therapeutics Inc
(d)
2,715 3
Aduro Biotech Inc
(d)
461 1
Affimed NV
(d)
1,145 2
Akero Therapeutics Inc
(d),(e)
92 2
Aldeyra Therapeutics Inc
(d)
717 2
AMAG Pharmaceuticals Inc
(d),(e)
4,187 34
AnaptysBio Inc
(d)
196 3
Applied Therapeutics Inc
(d)
83 3
Aprea Therapeutics Inc
(d)
57 2
Arcus Biosciences Inc
(d)
4,038 107
Arcutis Biotherapeutics Inc
(d)
210 6
Ardelyx Inc
(d)
7,503 49
Arena Pharmaceuticals Inc
(d)
1,332 65
Assembly Biosciences Inc
(d)
3,091 54
Atreca Inc
(d)
348 5
Avid Bioservices Inc
(d)
454 3
Beam Therapeutics Inc
(d)
248 4
BioCryst Pharmaceuticals Inc
(d),(e)
1,213 5
Black Diamond Therapeutics Inc
(d)
243 9
Bridgebio Pharma Inc
(d),(e)
1,925 59
Calithera Biosciences Inc
(d)
5,343 33
Cara Therapeutics Inc
(d),(e)
404 6
CASI Pharmaceuticals Inc
(d)
336 1
CEL-SCI Corp
(d),(e)
190 3
Constellation Pharmaceuticals Inc
(d)
204 7
Dynavax Technologies Corp
(d),(e)
539 2
Emergent BioSolutions Inc
(d)
34,175 2,527
Enochian Biosciences Inc
(d)
502 2
Enzo Biochem Inc
(d)
6,508 20
Epizyme Inc
(d)
2,721 45
Evelo Biosciences Inc
(d),(e)
589 3
Exagen Inc
(d)
94 1
FibroGen Inc
(d)
1,041 38
Five Prime Therapeutics Inc
(d)
4,072 13
Geron Corp
(d)
24,856 30
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Gossamer Bio Inc
(d)
2,619 $ 34
IGM Biosciences Inc
(d),(e)
64 3
ImmunoGen Inc
(d)
8,395 34
Immunomedics Inc
(d)
2,102 64
Karuna Therapeutics Inc
(d)
248 21
Kezar Life Sciences Inc
(d)
3,197 15
Kiniksa Pharmaceuticals Ltd
(d)
58 1
Ligand Pharmaceuticals Inc
(d),(e)
1,805 178
Lineage Cell Therapeutics Inc
(d)
10,015 8
Livongo Health Inc
(d),(e)
618 25
MacroGenics Inc
(d)
2,601 19
Mersana Therapeutics Inc
(d)
4,211 38
Molecular Templates Inc
(d)
618 10
Myriad Genetics Inc
(d)
7,768 120
Neon Therapeutics Inc
(d),(e)
1,584 5
NextCure Inc
(d)
43 1
NGM Biopharmaceuticals Inc
(d)
157 3
Novavax Inc
(d)
2,479 45
Osmotica Pharmaceuticals PLC
(d),(e)
715 3
Oyster Point Pharma Inc
(d),(e)
59 2
Pacific Biosciences of California Inc
(d)
1,949 6
PDL BioPharma Inc
(d)
13,272 45
Phathom Pharmaceuticals Inc
(d),(e)
235 8
PolarityTE Inc
(d)
1,571 2
Precigen Inc
(d),(e)
5,739 21
Prevail Therapeutics Inc
(d)
283 4
Prothena Corp PLC
(d)
5,170 58
REVOLUTION Medicines Inc
(d),(e)
285 9
Rigel Pharmaceuticals Inc
(d)
1,576 3
Sangamo Therapeutics Inc
(d)
4,369 36
Solid Biosciences Inc
(d),(e)
2,388 6
SpringWorks Therapeutics Inc
(d)
109 3
Stoke Therapeutics Inc
(d)
343 7
Strongbridge Biopharma PLC
(d)
5,594 16
Synlogic Inc
(d)
1,406 3
TCR2 Therapeutics Inc
(d)
995 9
TransMedics Group Inc
(d)
168 3
Turning Point Therapeutics Inc
(d)
132 7
UNITY Biotechnology Inc
(d),(e)
488 3
VBI Vaccines Inc
(d)
778 1
Viela Bio Inc
(d),(e)
47 2
Viking Therapeutics Inc
(d),(e)
7,244 42
Vir Biotechnology Inc
(d),(e)
145 4
$ 4,182
Building Materials - 1.86%
Apogee Enterprises Inc 1,313 27
Armstrong Flooring Inc
(d)
243,240 510
Boise Cascade Co 4,434 139
Builders FirstSource Inc
(d)
237,672 4,361
Caesarstone Ltd 130,634 1,282
Cornerstone Building Brands Inc
(d)
5,916 31
Fortune Brands Home & Security Inc 47,800 2,304
Gibraltar Industries Inc
(d)
43,837 2,030
Griffon Corp 4,624 76
JELD-WEN Holding Inc
(d)
2,668 34
Louisiana-Pacific Corp 9,087 182
Masonite International Corp
(d)
17,705 1,046
Patrick Industries Inc 1,709 70
PGT Innovations Inc
(d)
5,558 57
Select Interior Concepts Inc
(d)
2,185 7
Simpson Manufacturing Co Inc 19,800 1,428
SPX Corp
(d)
1,498 57
Summit Materials Inc
(d)
8,546 129
Universal Forest Products Inc 11,016 453
$ 14,223
Chemicals - 1.51%
AdvanSix Inc
(d)
3,506 43
American Vanguard Corp 59,208 744
Cabot Corp 28,600 969

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Element Solutions Inc
(d)
479,350 $ 4,913
Ferro Corp
(d)
1,449 14
Hawkins Inc 1,272 48
HB Fuller Co 1,244 46
Huntsman Corp 136,400 2,293
Innospec Inc 6,036 438
Intrepid Potash Inc
(d)
9,936 10
Koppers Holdings Inc
(d)
665 10
Kraton Corp
(d)
2,576 40
Kronos Worldwide Inc 3,284 31
Minerals Technologies Inc 26,699 1,176
Oil-Dri Corp of America 853 32
Orion Engineered Carbons SA 2,387 22
PolyOne Corp 14,702 342
PQ Group Holdings Inc
(d)
4,980 58
Rayonier Advanced Materials Inc 4,832 9
Sensient Technologies Corp 1,903 91
Stepan Co 1,738 166
Tronox Holdings PLC 4,587 31
Valhi Inc 5,681 5
$ 11,531
Coal - 0.21%
Advanced Emissions Solutions Inc
(e)
161 1
Arch Coal Inc 2,526 74
CONSOL Energy Inc
(d)
3,404 26
Hallador Energy Co 2,033 2
NACCO Industries Inc 450 16
Peabody Energy Corp 7,640 26
Ramaco Resources Inc
(d)
1,022 2
SunCoke Energy Inc 9,333 29
Warrior Met Coal Inc 113,017 1,418
$ 1,594
Commercial Services - 3.64%
Aaron's Inc 1,676 54
ABM Industries Inc 8,750 302
Adtalem Global Education Inc
(d)
4,963 158
American Public Education Inc
(d)
2,030 52
AMN Healthcare Services Inc
(d)
97,850 4,597
Arlo Technologies Inc
(d)
7,834 21
ASGN Inc
(d)
88,811 4,125
BG Staffing Inc 40,647 494
BrightView Holdings Inc
(d)
4,274 55
CAI International Inc
(d)
2,302 38
Cardtronics PLC
(d)
50,547 1,157
Carriage Services Inc 2,320 35
Cass Information Systems Inc 21,600 866
CBIZ Inc
(d)
4,823 115
Collectors Universe Inc 144 3
CRA International Inc 834 35
Cross Country Healthcare Inc
(d)
4,352 27
Deluxe Corp 36,190 1,019
Emerald Holding Inc 221,328 504
Ennis Inc 58,365 1,086
FTI Consulting Inc
(d)
10,803 1,376
GP Strategies Corp
(d)
67,156 535
Green Dot Corp
(d)
750 23
Hackett Group Inc/The 123 2
Heidrick & Struggles International Inc 71,795 1,611
Herc Holdings Inc
(d)
3,683 104
Hertz Global Holdings Inc
(d),(e)
128,813 520
HMS Holdings Corp
(d)
13,000 373
Huron Consulting Group Inc
(d)
1,872 105
ICF International Inc 677 50
Information Services Group Inc
(d)
3,265 8
K12 Inc
(d)
3,413 78
Kelly Services Inc 88,912 1,373
Kforce Inc 10,300 309
Korn Ferry 41,065 1,184
Laureate Education Inc
(d)
15,161 144
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
LiveRamp Holdings Inc
(d)
6,410 $ 243
Medifast Inc
(e)
9,000 683
Progyny Inc
(d),(e)
843 20
Quad/Graphics Inc 3,825 14
Resources Connection Inc 116,027 1,263
Rosetta Stone Inc
(d)
2,053 35
RR Donnelley & Sons Co 8,425 14
SEACOR Marine Holdings Inc
(d)
2,294 7
SP Plus Corp
(d)
2,905 61
Team Inc
(d)
3,438 21
Textainer Group Holdings Ltd
(d)
6,806 60
TrueBlue Inc
(d)
78,622 1,221
Vectrus Inc
(d)
29,052 1,511
WW International Inc
(d)
4,396 112
$ 27,803
Computers - 4.45%
3D Systems Corp
(d)
10,902 93
CACI International Inc
(d)
32,595 8,153
Conduent Inc
(d)
20,846 52
Cubic Corp 2,566 98
CyberArk Software Ltd
(d)
22,700 2,242
Diebold Nixdorf Inc
(d)
4,282 21
Insight Enterprises Inc
(d)
197,540 10,725
Lumentum Holdings Inc
(d)
58,337 4,719
MTS Systems Corp 1,763 37
NetScout Systems Inc
(d)
6,649 176
OneSpan Inc
(d)
958 16
Perspecta Inc 17,521 378
Ping Identity Holding Corp
(d),(e)
120 3
Science Applications International Corp 60,575 4,947
SecureWorks Corp
(d)
757 9
StarTek Inc
(d)
1,749 7
Stratasys Ltd
(d),(e)
4,956 88
Super Micro Computer Inc
(d)
54,200 1,241
Sykes Enterprises Inc
(d)
5,875 168
Unisys Corp
(d)
69,775 879
$ 34,052
Consumer Products - 0.17%
ACCO Brands Corp 142,044 1,051
Central Garden & Pet Co
(d)
1,409 46
Central Garden & Pet Co - A Shares
(d)
6,107 186
Quanex Building Products Corp 4,232 53
$ 1,336
Cosmetics & Personal Care - 0.03%
Edgewell Personal Care Co
(d)
7,751 214
elf Beauty Inc
(d)
2,900 38
$ 252
Distribution & Wholesale - 1.20%
Anixter International Inc
(d)
17,202 1,597
Fossil Group Inc
(d)
306,200 1,213
G-III Apparel Group Ltd
(d)
66,968 759
H&E Equipment Services Inc 1,004 16
Resideo Technologies Inc
(d)
198,900 1,020
ScanSource Inc
(d)
54,506 1,413
Systemax Inc 535 11
Titan Machinery Inc
(d)
2,171 20
Triton International Ltd/Bermuda 7,244 224
Veritiv Corp
(d)
1,325 12
Watsco Inc 14,675 2,363
WESCO International Inc
(d)
21,564 558
$ 9,206
Diversified Financial Services - 4.23%
AllianceBernstein Holding LP 25,452 596
Altisource Portfolio Solutions SA
(d)
606 5
Arlington Asset Investment Corp 5,280 15
Artisan Partners Asset Management Inc 71,375 2,101
B Riley Financial Inc 2,626 52
Blucora Inc
(d)
4,120 58
Boston Private Financial Holdings Inc 148,860 1,132

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Brightsphere Investment Group Inc 91,385 $ 677
Calamos Asset Management, Inc
(d),(f),(g)
32,006 —
Columbia Financial Inc
(d)
5,030 71
Cowen Inc 81,639 894
Diamond Hill Investment Group Inc 58 6
Elevate Credit Inc
(d)
1,051 2
Ellington Financial Inc 5,564 58
Encore Capital Group Inc
(d)
4,944 128
Enova International Inc
(d)
26,985 433
Evercore Inc - Class A 11,000 568
EZCORP Inc
(d)
6,874 38
Federal Agricultural Mortgage Corp 10,956 730
GAIN Capital Holdings Inc 83,500 546
GAMCO Investors Inc 20,565 266
Greenhill & Co Inc 76,899 821
Hannon Armstrong Sustainable Infrastructure
Capital Inc
8,413 235
INTL. FCStone Inc
(d)
23,693 947
LendingClub Corp
(d)
6,692 51
LPL Financial Holdings Inc 84,175 5,069
Marlin Business Services Corp 816 9
MMA Capital Holdings Inc
(d)
685 17
Moelis & Co 90,732 2,710
Mr Cooper Group Inc
(d)
3,836 37
Navient Corp 112,750 859
Nelnet Inc 2,716 131
NewStar Financial Inc
(d),(g),(h)
52,106 13
On Deck Capital Inc
(d)
6,270 8
Oportun Financial Corp
(d)
370 3
Oppenheimer Holdings Inc 30,268 623
PennyMac Financial Services Inc 45,716 1,379
Piper Sandler Cos 2,252 121
PJT Partners Inc 972 47
PRA Group Inc
(d)
4,286 119
Regional Management Corp
(d)
608 10
Sculptor Capital Management Inc 42,027 616
SLM Corp 106,100 885
Stifel Financial Corp 43,412 1,922
Virtu Financial Inc 200,100 4,677
Virtus Investment Partners Inc 11,053 898
Waddell & Reed Financial Inc 58,975 858
Westwood Holdings Group Inc 39,292 905
World Acceptance Corp
(d)
290 20
$ 32,366
Electric - 2.16%
ALLETE Inc 30,594 1,762
Atlantic Power Corp
(d),(e)
5,091 10
Avista Corp 56,342 2,426
Black Hills Corp 8,144 504
Charah Solutions Inc
(d)
1,026 2
Clearway Energy Inc - Class A 63,893 1,194
Clearway Energy Inc - Class C 12,097 242
El Paso Electric Co 26,394 1,795
Genie Energy Ltd 1,125 9
MGE Energy Inc 8,707 563
NorthWestern Corp 26,224 1,513
Ormat Technologies Inc 2,420 151
Otter Tail Corp 35,242 1,564
PNM Resources Inc 50,327 2,037
Portland General Electric Co 55,138 2,580
Unitil Corp 2,668 134
$ 16,486
Electrical Components & Equipment - 0.83%
Acuity Brands Inc 5,700 493
Belden Inc 37,020 1,265
Encore Wire Corp 8,882 407
Energizer Holdings Inc 24,300 947
EnerSys 24,324 1,420
Graham Corp 38,234 501
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment (continued)
Insteel Industries Inc 74,582 $ 1,311
Powell Industries Inc 1,256 32
$ 6,376
Electronics - 2.78%
Applied Optoelectronics Inc
(d),(e)
1,978 21
Bel Fuse Inc 1,308 10
Benchmark Electronics Inc 6,397 132
Brady Corp 150,226 6,540
Comtech Telecommunications Corp 3,090 57
FARO Technologies Inc
(d)
131 7
Fitbit Inc
(d)
16,942 113
GoPro Inc
(d),(e)
1,445 5
II-VI Inc
(d)
3,062 105
KEMET Corp 5,436 147
Kimball Electronics Inc
(d)
71,128 962
Knowles Corp
(d)
12,305 191
NVE Corp 6,061 345
Plexus Corp
(d)
19,466 1,221
Sanmina Corp
(d)
79,757 2,212
SMART Global Holdings Inc
(d)
1,862 47
Stoneridge Inc
(d)
2,992 60
Tech Data Corp
(d)
9,270 1,304
TTM Technologies Inc
(d)
9,275 108
Vishay Intertechnology Inc 78,046 1,294
Vishay Precision Group Inc
(d)
383 9
Watts Water Technologies Inc 68,979 5,684
ZAGG Inc
(d)
209,710 692
$ 21,266
Energy - Alternate Sources - 0.41%
Clean Energy Fuels Corp
(d)
18,191 39
FutureFuel Corp 67,904 705
Green Plains Inc
(e)
4,046 24
Renewable Energy Group Inc
(d)
41,323 1,025
REX American Resources Corp
(d)
20,917 1,244
Sunnova Energy International Inc
(d)
2,835 36
SunPower Corp
(d),(e)
6,952 51
TerraForm Power Inc 2,177 38
$ 3,162
Engineering & Construction - 1.37%
Aegion Corp
(d)
2,880 46
Arcosa Inc 55,404 2,065
Comfort Systems USA Inc 20,100 669
Concrete Pumping Holdings Inc
(d)
2,714 8
Construction Partners Inc
(d)
1,423 26
Dycom Industries Inc
(d)
592 19
EMCOR Group Inc 10,609 674
Fluor Corp 139,100 1,627
Granite Construction Inc 3,786 62
Great Lakes Dredge & Dock Corp
(d)
96,327 852
IES Holdings Inc
(d)
747 15
KBR Inc 18,823 381
Mistras Group Inc
(d)
1,907 9
MYR Group Inc
(d)
36,469 1,094
Primoris Services Corp 57,808 903
Star Group LP 86,402 683
Sterling Construction Co Inc
(d)
58,807 581
Tutor Perini Corp
(d)
98,740 691
VSE Corp 1,090 21
WillScot Corp
(d)
3,710 43
$ 10,469
Entertainment - 0.36%
AMC Entertainment Holdings Inc
(e)
5,967 29
Eros International PLC
(d),(e)
9,452 24
Golden Entertainment Inc
(d)
825 8
Marriott Vacations Worldwide Corp 4,405 366
Monarch Casino & Resort Inc
(d)
268 9
Penn National Gaming Inc
(d)
9,140 163
RCI Hospitality Holdings Inc 997 12
Reading International Inc
(d)
1,933 8

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Scientific Games Corp
(d)
95,125 $ 1,200
Twin River Worldwide Holdings Inc
(e)
56,900 898
$ 2,717
Environmental Control - 0.06%
Advanced Disposal Services Inc
(d)
297 10
CECO Environmental Corp
(d)
3,693 20
Heritage-Crystal Clean Inc
(d)
712 13
Tetra Tech Inc 5,730 431
$ 474
Food - 1.12%
B&G Foods Inc
(e)
5,370 104
BellRing Brands Inc
(d)
1,553 27
Cal-Maine Foods Inc
(d)
3,000 125
Hostess Brands Inc
(d)
147,304 1,771
Ingles Markets Inc 2,621 107
Lancaster Colony Corp 4,272 575
Landec Corp
(d)
3,209 36
Nathan's Famous Inc 272 15
Natural Grocers by Vitamin Cottage Inc 1,288 15
Performance Food Group Co
(d)
91,750 2,693
Sanderson Farms Inc 334 45
Seneca Foods Corp - Class A
(d)
965 35
Simply Good Foods Co/The
(d)
7,850 148
SpartanNash Co 49,919 856
Tootsie Roll Industries Inc
(e)
147 5
United Natural Foods Inc
(d)
5,010 53
Village Super Market Inc 39,735 954
Weis Markets Inc 20,313 1,017
$ 8,581
Forest Products & Paper - 0.29%
Clearwater Paper Corp
(d)
1,983 47
Domtar Corp 35,800 836
Mercer International Inc 99,500 1,003
Neenah Inc 790 39
PH Glatfelter Co 4,100 60
Schweitzer-Mauduit International Inc 4,577 147
Verso Corp
(d)
4,013 56
$ 2,188
Gas - 2.71%
New Jersey Resources Corp 8,312 281
Northwest Natural Holding Co 2,443 159
ONE Gas Inc 13,169 1,049
RGC Resources Inc 1,158 29
South Jersey Industries Inc 43,271 1,237
Southwest Gas Holdings Inc 131,000 9,930
Spire Inc 110,490 8,062
$ 20,747
Hand & Machine Tools - 0.60%
Franklin Electric Co Inc 73,583 3,738
Hurco Cos Inc 735 24
Kennametal Inc 32,478 832
Luxfer Holdings PLC 233 3
$ 4,597
Healthcare - Products - 2.52%
Alphatec Holdings Inc
(d)
524 2
AngioDynamics Inc
(d)
4,915 51
Apyx Medical Corp
(d)
3,627 12
Avanos Medical Inc
(d)
4,513 140
Bruker Corp 94,500 3,716
CareDx Inc
(d)
125 3
Castle Biosciences Inc
(d)
16,957 525
Cerus Corp
(d)
1,975 12
Globus Medical Inc
(d)
49,950 2,371
Hanger Inc
(d)
90,669 1,665
Integer Holdings Corp
(d)
10,390 773
Integra LifeSciences Holdings Corp
(d)
133,375 6,809
Invacare Corp 4,319 33
Lantheus Holdings Inc
(d)
112,257 1,465
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
LeMaitre Vascular Inc 293 $ 8
LivaNova PLC
(d)
1,595 85
Luminex Corp 3,957 143
Meridian Bioscience Inc
(d)
4,947 59
NanoString Technologies Inc
(d)
230 7
OraSure Technologies Inc
(d)
8,041 128
Orthofix Medical Inc
(d)
1,047 37
Patterson Cos Inc 60,398 1,104
RTI Surgical Holdings Inc
(d)
7,360 20
SeaSpine Holdings Corp
(d)
2,609 27
Utah Medical Products Inc 91 8
Varex Imaging Corp
(d)
3,292 86
$ 19,289
Healthcare - Services - 0.55%
American Renal Associates Holdings Inc
(d)
1,222 9
Brookdale Senior Living Inc
(d)
17,251 62
Cellular Biomedicine Group Inc
(d)
479 7
Community Health Systems Inc
(d)
10,663 32
Magellan Health Inc
(d)
25,428 1,544
MEDNAX Inc
(d)
81,400 1,182
National HealthCare Corp 1,652 113
OPKO Health Inc
(d),(e)
46,533 103
Personalis Inc
(d),(e)
280 3
Surgery Partners Inc
(d)
2,501 30
Syneos Health Inc
(d)
7,274 406
Tenet Healthcare Corp
(d)
1,673 34
Tivity Health Inc
(d),(e)
6,344 57
Triple-S Management Corp
(d)
34,521 584
$ 4,166
Home Builders - 1.56%
Beazer Homes USA Inc
(d)
3,649 26
Century Communities Inc
(d)
47,306 1,013
Forestar Group Inc
(d)
2,167 29
Green Brick Partners Inc
(d)
20,829 185
KB Home 9,469 248
LGI Homes Inc
(d)
15,411 934
M/I Homes Inc
(d)
14,075 358
MDC Holdings Inc 119,313 3,490
Meritage Homes Corp
(d)
49,287 2,591
Taylor Morrison Home Corp
(d)
74,575 1,085
Thor Industries Inc 14,200 940
TRI Pointe Group Inc
(d)
81,712 938
Winnebago Industries Inc 1,927 86
$ 11,923
Home Furnishings - 0.52%
Daktronics Inc 4,865 22
Ethan Allen Interiors Inc 110,138 1,245
Flexsteel Industries Inc 23,969 231
Hamilton Beach Brands Holding Co 28,800 380
Hooker Furniture Corp 67,428 1,011
iRobot Corp
(d),(e)
16,800 1,024
Purple Innovation Inc
(d)
979 10
Sleep Number Corp
(d)
817 24
Universal Electronics Inc
(d)
95 4
$ 3,951
Housewares - 0.00%
Lifetime Brands Inc 1,488 8
Tupperware Brands Corp
(e)
6,057 20
$ 28
Insurance - 6.40%
Ambac Financial Group Inc
(d)
79,197 1,362
American Equity Investment Life Holding Co 88,317 1,857
AMERISAFE Inc 17,986 1,145
Argo Group International Holdings Ltd 17,014 602
CNO Financial Group Inc 108,040 1,519
Crawford & Co 401 3
Donegal Group Inc 1,316 19
Employers Holdings Inc 46,615 1,415
Enstar Group Ltd
(d)
5,325 770

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Essent Group Ltd 30,429 $ 831
FBL Financial Group Inc 8,834 345
FedNat Holding Co 760 9
FGL Holdings 114,258 1,186
First American Financial Corp 57,200 2,638
Genworth Financial Inc 67,456 245
Global Indemnity Ltd 22,543 554
Hallmark Financial Services Inc
(d)
1,416 6
Hanover Insurance Group Inc/The 62,900 6,314
HCI Group Inc 805 34
Heritage Insurance Holdings Inc 3,436 39
Horace Mann Educators Corp 40,631 1,428
Independence Holding Co 588 16
Investors Title Co 177 24
James River Group Holdings Ltd 1,588 56
MBIA Inc
(d)
130,899 1,065
MGIC Investment Corp 664,675 4,859
National General Holdings Corp 29,289 558
National Western Life Group Inc 5,814 1,120
NI Holdings Inc
(d)
1,332 18
Old Republic International Corp 387,525 6,181
ProAssurance Corp 57,839 1,237
ProSight Global Inc
(d)
727 6
Radian Group Inc 89,727 1,344
Safety Insurance Group Inc 1,453 122
Selective Insurance Group Inc 118,346 5,933
State Auto Financial Corp 15,343 385
Stewart Information Services Corp 43,202 1,377
Third Point Reinsurance Ltd
(d)
153,783 1,144
Tiptree Inc 3,529 23
United Fire Group Inc 36,490 1,044
Universal Insurance Holdings Inc 3,700 68
$ 48,901
Internet - 0.33%
Cars.com Inc
(d)
7,539 39
DHI Group Inc
(d)
6,278 18
ePlus Inc
(d)
5,808 411
HealthStream Inc
(d)
2,560 58
Limelight Networks Inc
(d)
6,497 33
Meet Group Inc/The
(d)
3,386 21
NIC Inc 44,835 1,086
Rubicon Project Inc/The
(d)
1,957 14
Stamps.com Inc
(d)
5,463 865
Stitch Fix Inc
(d),(e)
349 6
TrueCar Inc
(d)
2,503 6
$ 2,557
Investment Companies - 0.07%
Altus Midstream Co
(d),(e)
631,600 480
Medallion Financial Corp
(d)
2,576 8
Rafael Holdings Inc
(d)
1,017 14
$ 502
Iron & Steel - 0.29%
Allegheny Technologies Inc
(d)
18,408 138
Carpenter Technology Corp 6,696 149
Cleveland-Cliffs Inc
(e)
207,503 909
Commercial Metals Co 42,333 674
Schnitzer Steel Industries Inc 21,352 333
$ 2,203
Leisure Products & Services - 0.34%
Acushnet Holdings Corp 3,320 91
Callaway Golf Co 9,020 129
Camping World Holdings Inc
(e)
61,100 542
Clarus Corp 1,355 14
Escalade Inc 2,034 17
Harley-Davidson Inc 26,500 579
Johnson Outdoors Inc 16,245 1,111
OneSpaWorld Holdings Ltd 4,887 32
Vista Outdoor Inc
(d)
5,431 55
$ 2,570
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0.15%
BBX Capital Corp 7,981 $ 17
Bluegreen Vacations Corp 1,348 7
Boyd Gaming Corp 2,141 36
Century Casinos Inc
(d)
3,569 16
Hilton Grand Vacations Inc
(d)
46,307 954
Marcus Corp/The 2,799 41
St Joe Co/The
(d)
3,155 58
$ 1,129
Machinery - Construction & Mining - 0.36%
Argan Inc 221 8
Astec Industries Inc 28,380 1,139
Hyster-Yale Materials Handling Inc 14,194 554
Manitowoc Co Inc/The
(d)
104,378 962
Terex Corp 3,290 50
$ 2,713
Machinery - Diversified - 1.56%
Alamo Group Inc 45,378 4,467
Albany International Corp 44,600 2,281
Altra Industrial Motion Corp 8,863 247
Cactus Inc 60,100 1,069
Columbus McKinnon Corp/NY 1,819 49
Crane Co 9,900 539
CSW Industrials Inc 4,600 305
DXP Enterprises Inc/TX
(d)
58,430 872
Gencor Industries Inc
(d)
842 10
Gorman-Rupp Co/The 1,345 40
GrafTech International Ltd 162,200 1,317
Ichor Holdings Ltd
(d)
2,264 56
Lindsay Corp 694 62
Mueller Water Products Inc - Class A 40,652 386
NN Inc
(d)
5,762 20
SPX FLOW Inc
(d)
5,911 193
$ 11,913
Media - 1.64%
Cumulus Media Inc
(d)
1,628 7
Entercom Communications Corp 14,784 18
Entravision Communications Corp 330,296 482
EW Scripps Co/The 6,748 55
Gannett Co Inc 14,350 16
Gray Television Inc
(d)
8,306 96
Hemisphere Media Group Inc
(d)
196 2
Houghton Mifflin Harcourt Co
(d)
12,503 20
Lee Enterprises Inc
(d)
6,516 6
Liberty Latin America Ltd - Class A
(d)
7,167 77
Liberty Latin America Ltd - Class C
(d)
14,912 154
Media General Inc - Rights
(d),(f),(g)
15,053 1
Meredith Corp 25,677 381
MSG Networks Inc
(d)
107,845 1,281
Nexstar Media Group Inc 44,175 3,094
Saga Communications Inc 494 14
Scholastic Corp 4,308 125
Sinclair Broadcast Group Inc 100,650 1,777
TEGNA Inc 457,470 4,904
Tribune Publishing Co 2,226 19
WideOpenWest Inc
(d)
3,399 20
$ 12,549
Metal Fabrication & Hardware - 0.62%
AZZ Inc 30,352 952
CIRCOR International Inc
(d)
2,606 39
Eastern Co/The 818 15
LB Foster Co
(d)
1,282 18
Mueller Industries Inc 30,358 786
Northwest Pipe Co
(d)
1,432 35
Olympic Steel Inc 1,073 10
Park-Ohio Holdings Corp 1,065 19
Rexnord Corp 32,282 880
Ryerson Holding Corp
(d)
261 1
Synalloy Corp
(d)
852 8
TimkenSteel Corp
(d)
4,113 11

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware (continued)
Tredegar Corp 3,511 $ 58
Valmont Industries Inc 8,255 968
Worthington Industries Inc 35,192 931
$ 4,731
Mining - 0.40%
Century Aluminum Co
(d)
213,138 928
Coeur Mining Inc
(d)
22,778 96
Contura Energy Inc
(d)
2,049 8
Covia Holdings Corp
(d)
5,142 3
Energy Fuels Inc/Canada
(d)
11,265 20
Gold Resource Corp 7,505 31
Hecla Mining Co 47,034 124
Kaiser Aluminum Corp 8,399 606
Livent Corp
(d)
189,158 1,172
Novagold Resources Inc
(d)
6,715 75
Pan American Silver Corp
(d)
11,857 6
$ 3,069
Miscellaneous Manufacturers - 2.32%
American Outdoor Brands Corp
(d)
58,128 550
Enerpac Tool Group Corp 2,741 47
EnPro Industries Inc 27,571 1,251
ESCO Technologies Inc 113 9
Fabrinet
(d)
110,932 6,961
Federal Signal Corp 96,210 2,591
Haynes International Inc 1,786 39
Hillenbrand Inc 61,734 1,293
Lydall Inc
(d)
2,162 24
Materion Corp 1,158 60
NL Industries Inc 2,299 8
Standex International Corp 1,882 94
Sturm Ruger & Co Inc 67 4
Trinity Industries Inc 176,250 3,400
Trinseo SA 68,843 1,407
$ 17,738
Office & Business Equipment - 0.00%
Pitney Bowes Inc 10,574 37
Office Furnishings - 0.29%
CompX International Inc 259 4
Herman Miller Inc 8,628 194
HNI Corp 1,925 47
Interface Inc 101,480 938
Kimball International Inc 606 7
Knoll Inc 27,055 315
Steelcase Inc 62,547 685
$ 2,190
Oil & Gas - 2.29%
Abraxas Petroleum Corp
(d)
12,025 4
Amplify Energy Corp 1,728 2
Berry Corp 234,447 805
Bonanza Creek Energy Inc
(d)
70,425 1,229
Brigham Minerals Inc 613 8
California Resources Corp
(d),(e)
5,452 15
Callon Petroleum Co
(d)
43,037 40
CNX Resources Corp
(d)
17,740 188
Comstock Resources Inc
(d)
2,387 18
CVR Energy Inc
(e)
3,436 82
Delek US Holdings Inc 59,026 1,378
Denbury Resources Inc
(d)
49,490 18
Earthstone Energy Inc
(d)
347,534 803
Evolution Petroleum Corp 393 1
Falcon Minerals Corp 4,047 10
Goodrich Petroleum Corp
(d)
370 3
Kosmos Energy Ltd 1,323,571 2,184
Laredo Petroleum Inc
(d)
21,361 23
Magnolia Oil & Gas Corp
(d)
201,281 1,302
Mammoth Energy Services Inc 1,687 1
Matador Resources Co
(d),(e)
11,734 83
Montage Resources Corp
(d)
3,671 25
Murphy USA Inc
(d)
16,559 1,768
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Nabors Industries Ltd
(e)
703 $ 10
Noble Corp PLC
(d)
25,462 7
Northern Oil and Gas Inc
(d),(e)
36,220 30
Oasis Petroleum Inc
(d)
31,738 22
Panhandle Oil and Gas Inc 2,174 9
Par Pacific Holdings Inc
(d)
36,858 358
Parsley Energy Inc 239,525 2,264
PBF Energy Inc 40,700 464
PDC Energy Inc
(d)
90,319 1,174
Penn Virginia Corp
(d)
1,316 8
PrimeEnergy Resources Corp
(d)
24 2
ProPetro Holding Corp
(d)
169,629 719
QEP Resources Inc 23,610 23
Range Resources Corp
(e)
191,900 1,119
SandRidge Energy Inc
(d)
3,759 7
SilverBow Resources Inc
(d)
836 5
Southwestern Energy Co
(d)
315,505 1,020
Talos Energy Inc
(d)
16,801 191
Trecora Resources
(d)
2,470 15
W&T Offshore Inc
(d)
10,677 30
$ 17,467
Oil & Gas Services - 1.48%
Apergy Corp
(d),(e)
104,400 962
Archrock Inc 20,103 97
Dril-Quip Inc
(d)
3,369 112
Era Group Inc
(d)
2,508 13
Exterran Corp
(d)
4,057 28
Forum Energy Technologies Inc
(d)
9,713 4
Frank's International NV
(d)
520,250 1,264
FTS International Inc
(d)
1,504 1
Geospace Technologies Corp
(d)
1,457 9
Helix Energy Solutions Group Inc
(d)
18,091 46
Independence Contract Drilling Inc
(d)
199 2
KLX Energy Services Holdings Inc
(d)
3,382 4
Liberty Oilfield Services Inc 270,368 1,276
Matrix Service Co
(d)
82,644 863
MRC Global Inc
(d)
201,659 1,081
National Energy Services Reunited Corp
(d)
2,745 14
National Oilwell Varco Inc 43,200 546
Natural Gas Services Group Inc
(d)
1,269 8
NCS Multistage Holdings Inc
(d)
1,406 1
Newpark Resources Inc
(d)
10,136 15
NexTier Oilfield Solutions Inc
(d)
489,291 1,135
Nine Energy Service Inc
(d)
842 1
NOW Inc
(d)
10,121 62
Oceaneering International Inc
(d)
12,385 64
Oil States International Inc
(d)
5,899 20
RPC Inc
(e)
348,247 1,187
Select Energy Services Inc
(d)
121,714 584
Seventy Seven Energy Inc
(d),(f),(g)
16,216 —
Smart Sand Inc
(d),(e)
2,222 2
Solaris Oilfield Infrastructure Inc 125,100 856
TETRA Technologies Inc
(d)
14,113 7
Thermon Group Holdings Inc
(d)
69,015 1,055
US Silica Holdings Inc 9,002 17
US Well Services Inc
(d)
838 —
$ 11,336
Packaging & Containers - 0.11%
Greif Inc - Class A 3,778 128
Greif Inc - Class B 805 32
Matthews International Corp 4,276 102
Silgan Holdings Inc 13,400 462
TriMas Corp
(d)
4,219 101
UFP Technologies Inc
(d)
789 34
$ 859
Pharmaceuticals - 1.82%
Adamas Pharmaceuticals Inc
(d)
2,002 6
Aeglea BioTherapeutics Inc
(d)
2,258 18
Akebia Therapeutics Inc
(d)
14,470 117

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Akorn Inc
(d)
11,693 $ 2
Anika Therapeutics Inc
(d)
33,020 1,097
Artana Therapeutics
(d),(f),(g)
581 —
Assertio Therapeutics Inc
(d)
8,987 8
cbdMD Inc
(d)
4,844 5
Chimerix Inc
(d)
6,826 16
Coherus Biosciences Inc
(d)
75,207 1,248
Concert Pharmaceuticals Inc
(d)
2,932 29
Cyclerion Therapeutics Inc
(d)
79 —
Cytokinetics Inc
(d)
274 4
Endo International PLC
(d)
20,204 93
G1 Therapeutics Inc
(d)
1,465 19
Gritstone Oncology Inc
(d)
2,362 17
Harpoon Therapeutics Inc
(d)
230 3
Intellia Therapeutics Inc
(d),(e)
1,219 16
Intra-Cellular Therapies Inc
(d)
2,519 45
Jounce Therapeutics Inc
(d)
2,049 10
Lannett Co Inc
(d)
4,460 43
Mallinckrodt PLC
(d),(e)
10,306 42
Minerva Neurosciences Inc
(d)
229 2
Nature's Sunshine Products Inc
(d)
1,160 10
Option Care Health Inc
(d)
3,264 47
Owens & Minor Inc 7,752 55
PRA Health Sciences Inc
(d)
84,525 8,157
Prestige Consumer Healthcare Inc
(d)
6,500 265
Principia Biopharma Inc
(d)
112 7
Protagonist Therapeutics Inc
(d)
983 7
Reata Pharmaceuticals Inc
(d)
1,242 196
Revance Therapeutics Inc
(d)
554 10
Spectrum Pharmaceuticals Inc
(d)
738 2
Spero Therapeutics Inc
(d)
1,132 14
Sutro Biopharma Inc
(d)
899 9
Taro Pharmaceutical Industries Ltd
(d)
17,300 1,196
TG Therapeutics Inc
(d)
1,057 12
USANA Health Sciences Inc
(d)
12,300 1,097
Verrica Pharmaceuticals Inc
(d),(e)
819 10
$ 13,934
Pipelines - 0.19%
CNX Midstream Partners LP 82,900 626
Noble Midstream Partners LP 51,300 376
Oasis Midstream Partners LP 74,600 477
$ 1,479
Private Equity - 0.17%
Kennedy-Wilson Holdings Inc 9,146 129
Victory Capital Holdings Inc
(e)
76,139 1,149
$ 1,278
Real Estate - 1.01%
American Realty Investors Inc
(d)
606 5
Consolidated-Tomoka Land Co 718 30
Cushman & Wakefield PLC
(d)
294,338 3,583
FRP Holdings Inc
(d)
885 38
Griffin Industrial Realty Inc 247 10
Legacy Housing Corp
(d)
637 6
Marcus & Millichap Inc
(d)
114,365 3,322
Maui Land & Pineapple Co Inc
(d)
289 3
McGrath RentCorp 1,268 69
Newmark Group Inc 9,052 35
RE/MAX Holdings Inc 19,322 508
Realogy Holdings Corp
(e)
14,506 63
Safehold Inc 1,154 67
Stratus Properties Inc
(d)
795 13
Transcontinental Realty Investors Inc
(d)
116 2
$ 7,754
REITs - 4.60%
Acadia Realty Trust 8,020 99
AG Mortgage Investment Trust Inc 4,804 15
Agree Realty Corp 5,345 348
Alexander & Baldwin Inc 6,556 86
American Finance Trust Inc 15,343 118
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Anworth Mortgage Asset Corp 12,847 $ 22
Apollo Commercial Real Estate Finance Inc 24,511 200
Ares Commercial Real Estate Corp 4,363 34
Armada Hoffler Properties Inc 7,978 77
ARMOUR Residential REIT Inc 10,097 89
Blackstone Mortgage Trust Inc 17,248 406
Braemar Hotels & Resorts Inc 3,393 11
BRT Apartments Corp 1,310 13
Capstead Mortgage Corp 12,084 63
CareTrust REIT Inc 4,330 71
CatchMark Timber Trust Inc 6,270 49
Cedar Realty Trust Inc 7,956 8
Chatham Lodging Trust 6,228 47
Cherry Hill Mortgage Investment Corp 2,158 15
CIM Commercial Trust Corp 1,604 16
City Office REIT Inc 6,818 69
Colony Capital Inc 356,014 822
Colony Credit Real Estate Inc 131,491 633
Community Healthcare Trust Inc 82,776 3,080
CoreCivic Inc 69,344 910
CorEnergy Infrastructure Trust Inc 1,780 22
DiamondRock Hospitality Co 30,418 190
Diversified Healthcare Trust 22,646 70
Dynex Capital Inc 2,702 39
Easterly Government Properties Inc 5,402 145
Essential Properties Realty Trust Inc 11,982 176
Exantas Capital Corp 3,194 9
Farmland Partners Inc 3,119 20
First Industrial Realty Trust Inc 38,480 1,453
Franklin Street Properties Corp 9,405 51
Front Yard Residential Corp 4,657 53
Getty Realty Corp 4,974 135
Gladstone Commercial Corp 2,959 47
Gladstone Land Corp 2,484 33
Global Medical REIT Inc 4,942 51
Global Net Lease Inc 8,599 124
Granite Point Mortgage Trust Inc 7,752 39
Great Ajax Corp 120,279 1,046
Healthcare Realty Trust Inc 26,857 789
Hersha Hospitality Trust 5,034 26
Independence Realty Trust Inc 13,747 138
Industrial Logistics Properties Trust 9,640 180
Invesco Mortgage Capital Inc 149,110 453
Investors Real Estate Trust 1,881 118
iStar Inc 5,423 54
Jernigan Capital Inc 2,930 39
Kite Realty Group Trust 12,662 130
KKR Real Estate Finance Trust Inc 3,264 52
Ladder Capital Corp 13,122 104
Lexington Realty Trust 64,026 669
LTC Properties Inc 36,461 1,298
Mack-Cali Realty Corp 8,367 135
Monmouth Real Estate Investment Corp 7,517 102
National Health Investors Inc 27,186 1,497
New Senior Investment Group Inc 5,923 20
New York Mortgage Trust Inc 48,159 105
Office Properties Income Trust 22,587 619
One Liberty Properties Inc 2,120 33
Orchid Island Capital Inc 9,025 36
Pebblebrook Hotel Trust 127,493 1,510
Pennsylvania Real Estate Investment Trust 4,759 5
PennyMac Mortgage Investment Trust 16,158 168
Physicians Realty Trust 223,656 3,449
Piedmont Office Realty Trust Inc 112,981 1,960
PotlatchDeltic Corp 6,208 218
Preferred Apartment Communities Inc 6,157 46
Ready Capital Corp 4,364 29
Redwood Trust Inc 14,567 60
Retail Opportunity Investments Corp 16,872 164

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Retail Value Inc 1,739 $ 25
Rexford Industrial Realty Inc 14,310 583
RLJ Lodging Trust 25,052 233
RPT Realty 13,572 93
Sabra Health Care REIT Inc 26,716 342
Saul Centers Inc 80 3
Seritage Growth Properties
(d)
55,413 586
STAG Industrial Inc 225,699 5,924
Summit Hotel Properties Inc 13,326 81
Sunstone Hotel Investors Inc 83,099 764
Terreno Realty Corp 5,575 306
TPG RE Finance Trust Inc 6,667 51
UMH Properties Inc 714 9
Universal Health Realty Income Trust 553 59
Urban Edge Properties 10,695 123
Urstadt Biddle Properties Inc 3,893 57
Washington Real Estate Investment Trust 20,427 476
Western Asset Mortgage Capital Corp 6,167 19
Whitestone REIT 5,127 35
Xenia Hotels & Resorts Inc 16,303 158
$ 35,137
Retail - 5.25%
Abercrombie & Fitch Co 6,159 65
American Eagle Outfitters Inc 114,275 909
Asbury Automotive Group Inc
(d)
7,073 477
At Home Group Inc
(d),(e)
5,476 13
Barnes & Noble Education Inc
(d)
4,221 8
Bassett Furniture Industries Inc 1,228 8
Beacon Roofing Supply Inc
(d)
6,393 141
Bed Bath & Beyond Inc
(e)
62,406 386
Big Lots Inc 25,774 604
Biglari Holdings Inc
(d)
28 2
BJ's Wholesale Club Holdings Inc
(d)
22,325 588
BlueLinx Holdings Inc
(d),(e)
1,177 6
BMC Stock Holdings Inc
(d)
30,630 651
Brinker International Inc 22,112 515
Buckle Inc/The
(e)
4,446 68
Caleres Inc 4,755 39
Cannae Holdings Inc
(d)
6,925 218
Cato Corp/The 3,004 34
Chico's FAS Inc 13,736 21
Chuy's Holdings Inc
(d)
1,593 27
Citi Trends Inc 1,416 16
Conn's Inc
(d)
2,421 16
Container Store Group Inc/The
(d)
2,091 4
Del Taco Restaurants Inc
(d)
3,208 19
Denny's Corp
(d)
1,871 21
Designer Brands Inc 119,704 760
Dillard's Inc
(e)
7,965 235
Dine Brands Global Inc 851 38
Duluth Holdings Inc
(d),(e)
67,200 269
El Pollo Loco Holdings Inc
(d),(e)
2,697 33
Express Inc
(d)
7,689 16
Fiesta Restaurant Group Inc
(d)
2,564 19
FirstCash Inc 66,476 4,776
Foundation Building Materials Inc
(d)
1,852 22
Genesco Inc
(d)
42,301 801
GMS Inc
(d)
4,220 78
GNC Holdings Inc
(d),(e)
10,040 6
Group 1 Automotive Inc 48,473 2,743
Guess? Inc 5,782 54
Haverty Furniture Cos Inc 61,667 835
Hibbett Sports Inc
(d)
97,476 1,504
Hudson Ltd
(d)
3,941 19
J Alexander's Holdings Inc
(d)
1,532 8
Jack in the Box Inc 1,859 112
JC Penney Co Inc
(d),(e)
34,695 9
La-Z-Boy Inc 43,323 1,016
Lithia Motors Inc 9,012 996
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Lumber Liquidators Holdings Inc
(d),(e)
2,847 $ 20
MarineMax Inc
(d)
2,522 36
Michaels Cos Inc/The
(d),(e)
10,388 32
Movado Group Inc 114,595 1,181
Nu Skin Enterprises Inc 44,300 1,294
Office Depot Inc 563,270 1,250
Papa John's International Inc 191 14
PC Connection Inc 19,102 878
PetMed Express Inc
(e)
35,232 1,394
PriceSmart Inc 3,042 193
Red Robin Gourmet Burgers Inc
(d),(e)
1,395 20
Regis Corp
(d)
19,900 247
RH
(d)
7,983 1,148
Rite Aid Corp
(d),(e)
5,184 74
Rush Enterprises Inc - Class A 140,005 5,251
Rush Enterprises Inc - Class B 623 22
Sally Beauty Holdings Inc
(d)
15,927 155
Shoe Carnival Inc 1,381 33
Signet Jewelers Ltd 6,584 66
Sonic Automotive Inc 51,675 1,107
Sportsman's Warehouse Holdings Inc
(d)
107,303 768
Suburban Propane Partners LP 75,037 1,159
Tilly's Inc 121,076 713
Urban Outfitters Inc
(d)
27,200 472
Vera Bradley Inc
(d)
120,027 661
Wingstop Inc 16,057 1,883
Winmark Corp 246 37
World Fuel Services Corp 19,567 489
Zumiez Inc
(d)
16,238 343
$ 40,145
Savings & Loans - 2.35%
Axos Financial Inc
(d)
4,024 93
Banc of California Inc 5,675 59
BankFinancial Corp 1,927 16
Berkshire Hills Bancorp Inc 44,139 752
Brookline Bancorp Inc 98,866 1,009
Capitol Federal Financial Inc 41,736 501
Community Bankers Trust Corp 3,010 17
Dime Community Bancshares Inc 85,175 1,399
ESSA Bancorp Inc 1,331 16
First Defiance Financial Corp 80,397 1,397
First Financial Northwest Inc 1,049 10
Flushing Financial Corp 82,967 1,036
FS Bancorp Inc 6,970 293
Greene County Bancorp Inc 132 3
Hingham Institution For Savings The 3,800 581
Home Bancorp Inc 1,183 30
HomeTrust Bancshares Inc 16,772 258
Investors Bancorp Inc 239,773 2,233
Malvern Bancorp Inc
(d)
707 9
Meridian Bancorp Inc 27,668 326
Northfield Bancorp Inc 74,173 836
Northwest Bancshares Inc 15,976 169
OceanFirst Financial Corp 40,181 677
Pacific Premier Bancorp Inc 35,708 763
Provident Financial Holdings Inc 809 10
Provident Financial Services Inc 97,920 1,405
Prudential Bancorp Inc 1,143 14
Riverview Bancorp Inc 3,093 17
Southern Missouri Bancorp Inc 11,701 278
Territorial Bancorp Inc 14,752 371
Timberland Bancorp Inc/WA 893 17
Washington Federal Inc 71,410 1,909
Waterstone Financial Inc 47,764 694
WSFS Financial Corp 26,083 761
$ 17,959

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 7.02%
Adesto Technologies Corp
(d)
281 $ 3
Alpha & Omega Semiconductor Ltd
(d)
2,679 32
Ambarella Inc
(d)
1,861 98
Amkor Technology Inc
(d)
148,890 1,471
Axcelis Technologies Inc
(d)
3,232 75
AXT Inc
(d)
5,228 29
Brooks Automation Inc 975 38
Cabot Microelectronics Corp 91,500 11,212
CEVA Inc
(d)
62 2
Cirrus Logic Inc
(d)
29,084 2,199
Cohu Inc 3,782 63
CTS Corp 3,051 71
Diodes Inc
(d)
34,728 1,767
DSP Group Inc
(d)
1,692 29
Entegris Inc 179,150 9,715
FormFactor Inc
(d)
6,571 153
GSI Technology Inc
(d)
1,778 14
Lattice Semiconductor Corp
(d)
68,175 1,535
MACOM Technology Solutions Holdings Inc
(d)
4,372 134
MKS Instruments Inc 67,175 6,733
Nova Measuring Instruments Ltd
(d)
149,075 5,711
Onto Innovation Inc
(d)
79,561 2,583
Photronics Inc
(d)
5,972 71
Rambus Inc
(d)
362,924 4,547
Semtech Corp
(d)
525 24
Synaptics Inc
(d)
4,772 312
Tower Semiconductor Ltd
(d)
205,900 3,960
Ultra Clean Holdings Inc
(d)
7,271 134
Veeco Instruments Inc
(d)
4,301 47
Xperi Corp 58,884 900
$ 53,662
Software - 0.41%
Allscripts Healthcare Solutions Inc
(d)
21,138 137
American Software Inc/GA 1,780 29
Avaya Holdings Corp
(d)
8,939 89
Bandwidth Inc
(d),(e)
211 17
Cloudera Inc
(d)
21,613 179
Computer Programs and Systems Inc 1,750 42
Daily Journal Corp
(d),(e)
180 50
Digi International Inc
(d)
3,520 40
Donnelley Financial Solutions Inc
(d)
3,975 29
Ebix Inc
(e)
56,500 1,183
Evolent Health Inc
(d)
7,337 53
GTY Technology Holdings Inc
(d)
5,061 20
Health Catalyst Inc
(d),(e)
135 4
InnerWorkings Inc
(d)
169,835 301
ManTech International Corp/VA 3,706 276
PDF Solutions Inc
(d)
3,554 57
Phreesia Inc
(d)
284 7
Progress Software Corp 11,693 478
QAD Inc 692 29
Schrodinger Inc/United States
(d)
172 8
Synchronoss Technologies Inc
(d)
4,273 15
TiVo Corp 11,872 84
Verint Systems Inc
(d)
314 13
$ 3,140
Storage & Warehousing - 0.02%
Mobile Mini Inc 4,249 121
Supranational Bank - 0.01%
Banco Latinoamericano de Comercio Exterior SA 3,910 45
Telecommunications - 0.96%
ADTRAN Inc 6,498 67
ATN International Inc 1,069 66
CalAmp Corp
(d)
3,309 22
Calix Inc
(d)
3,030 35
Cambium Networks Corp
(d)
290 2
Casa Systems Inc
(d)
119,700 614
Cincinnati Bell Inc
(d)
4,664 68
CommScope Holding Co Inc
(d)
58,400 643
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Consolidated Communications Holdings Inc
(d)
8,899 $ 56
DASAN Zhone Solutions Inc
(d)
390 2
Harmonic Inc
(d)
8,350 48
IDT Corp - Class B
(d)
1,078 6
Infinera Corp
(d),(e)
17,189 106
Iridium Communications Inc
(d)
9,423 212
KVH Industries Inc
(d)
1,796 17
Maxar Technologies Inc 5,707 72
NeoPhotonics Corp
(d)
72,952 702
NETGEAR Inc
(d)
2,819 68
ORBCOMM Inc
(d)
1,022 3
Plantronics Inc
(e)
79,800 1,127
Preformed Line Products Co 14,380 714
Ribbon Communications Inc
(d)
7,878 29
RigNet Inc
(d)
438 —
Spok Holdings Inc 2,516 26
Switch Inc 149,550 2,568
TESSCO Technologies Inc 558 3
Vonage Holdings Corp
(d)
7,068 59
$ 7,335
Textiles - 0.44%
Culp Inc 1,427 10
UniFirst Corp/MA 19,898 3,346
$ 3,356
Toys, Games & Hobbies - 0.13%
Funko Inc
(d),(e)
238,400 1,020
Transportation - 2.27%
ArcBest Corp 2,413 49
Ardmore Shipping Corp 3,417 22
Atlas Air Worldwide Holdings Inc
(d)
2,208 73
Costamare Inc 7,324 37
Covenant Transportation Group Inc
(d)
121,652 1,080
Daseke Inc
(d)
5,317 9
Diamond S Shipping Inc
(d)
3,472 43
Dorian LPG Ltd
(d)
3,224 31
Eagle Bulk Shipping Inc
(d)
4,905 8
Echo Global Logistics Inc
(d)
2,538 45
GasLog Ltd 1,700 8
Genco Shipping & Trading Ltd 1,851 11
Golar LNG Ltd
(e)
8,415 60
Heartland Express Inc 4,108 80
Hoegh LNG Partners LP
(e)
38,700 443
Hub Group Inc
(d)
3,052 147
International Seaways Inc 2,390 58
Landstar System Inc 74,175 7,663
Marten Transport Ltd 3,698 83
Matson Inc 47,827 1,446
Nordic American Tankers Ltd
(e)
17,396 105
Overseas Shipholding Group Inc
(d)
7,750 19
PAM Transportation Services Inc
(d)
54 2
Safe Bulkers Inc
(d)
7,552 8
Saia Inc
(d)
39,338 3,640
Scorpio Bulkers Inc 678 17
Scorpio Tankers Inc
(e)
4,151 91
SEACOR Holdings Inc
(d)
11,161 315
SFL Corp Ltd 7,621 86
Teekay Corp
(d)
9,606 36
Teekay Tankers Ltd
(d)
2,259 46
Tidewater Inc
(d)
4,572 26
Universal Logistics Holdings Inc 65,000 905
US Xpress Enterprises Inc
(d)
3,074 13
Werner Enterprises Inc 15,258 612
YRC Worldwide Inc
(d),(e)
3,529 6
$ 17,323
Trucking & Leasing - 0.66%
GATX Corp 66,104 3,920
General Finance Corp
(d)
1,031 6
Greenbrier Cos Inc/The 65,856 1,118

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Trucking & Leasing (continued)
Willis Lease Finance Corp
(d)
349 $ 7
$ 5,051
Water - 0.06%
Artesian Resources Corp 10,511 363
California Water Service Group 235 11
Consolidated Water Co Ltd 1,954 29
Middlesex Water Co 151 9
PICO Holdings Inc
(d)
2,507 21
SJW Group 870 52
York Water Co/The 82 3
$ 488
TOTAL COMMON STOCKS $ 748,295
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Metal Fabrication & Hardware - 0.00%
Steel Partners Holdings LP 6.00%, 02/07/2026 404 $ 8
TOTAL PREFERRED STOCKS $ 8
Total Investments $ 790,247
Other Assets and Liabilities -  (3.38)% (25,837)
TOTAL NET ASSETS - 100.00% $ 764,410
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,175 or 1.72% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $18 or 0.00% of net assets.
(h) Restricted Security. Please see Restricted Security sub-schedule for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Financial 32.05%
Industrial 15.99%
Consumer, Cyclical 12.30%
Technology 11.88%
Consumer, Non-cyclical 10.72%
Money Market Funds 5.42%
Utilities 4.93%
Energy 4.58%
Communications 2.94%
Basic Materials 2.49%
Domestic Equity Funds 0.07%
Government 0.01%
Other Assets and Liabilities
(3.38)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 34,976 $ 319,493 $ 317,75 9 $ 36,71 0
Principal U.S. Small-Cap Multi-Factor Index ETF 625 — — 509
$ 35,601 $ 319,493 $ 317,75 9 $ 37,2 19
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 144 $ — $ — $ —
Principal U.S. Small-Cap Multi-Factor Index ETF 5 — — (116)
$ 149 $ — $ — $ (116)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
NewStar Financial Inc 12/27/2017 $ 28 $ 13 0.00%
Total $ 13 0.00%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2020 Long 80 $ 5,227 $ 390
Total $ 390
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.19% Shares Held Value (000's)
Exchange-Traded Funds - 2.19%
iShares National Muni Bond ETF 29,600 $ 3,293
iShares Short-Term National Muni Bond ETF 81,302 8,634
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
6,126 324
VanEck Vectors High-Yield Municipal Index ETF 7,638 418
$ 12,669
TOTAL INVESTMENT COMPANIES $ 12,669
MUNICIPAL BONDS - 96.32%
Principal
Amount (000's) Value (000's)
Alabama - 3.08%
Birmingham Airport Authority ( credit support
from Assured Guaranty Municipal Corp )
5.25%, 07 /01/2030
(a)
$ 1,000 $ 1,006
Hoover Industrial Development Board
5.75%, 10 /01/2049 2,000 1,650
Lower Alabama Gas District/The
5.00%, 09 /01/2034 3,500 4,208
5.00%, 09 /01/2046 4,500 5,599
Tuscaloosa County Industrial Development
Authority
4.50%, 05 /01/2032
(b)
1,000 940
5.25%, 05 /01/2044
(b)
4,500 4,452
$ 17,855
Arizona - 2.32%
Arizona Industrial Development Authority
5.00%, 01 /01/2049 1,000 873
5.00%, 01 /01/2054 2,000 1,797
5.13%, 01 /01/2054 1,000 878
5.50%, 01 /01/2054
(b)
1,500 1,378
Chandler Industrial Development Authority
2.70%, 12 /01/2037
(c)
1,300 1,332
Navajo Nation
5.50%, 12 /01/2030
(b)
1,240 1,296
Salt Verde Financial Corp
5.00%, 12 /01/2032 4,965 5,884
$ 13,438
California - 9.16%
Alum Rock Union Elementary School District
5.25%, 08 /01/2043 1,000 1,101
Bay Area Toll Authority
0.08%, 04 /01/2047
(c)
4,000 4,000
California Health Facilities Financing Authority
5.00%, 11 /15/2046
(d)
1,691 1,830
California Municipal Finance Authority
5.00%, 05 /15/2031 2,240 2,449
5.00%, 05 /15/2033 1,000 1,072
5.00%, 05 /15/2034 600 640
California Pollution Control Financing Authority
4.30%, 07 /01/2040 2,000 2,141
California Statewide Communities Development
Authority ( credit support from Ginnie Mae
Collateral )
4.90%, 07 /20/2039
(a)
500 510
City of Los Angeles Department of Airports
5.00%, 05 /15/2028 2,000 2,383
5.00%, 05 /15/2035 1,500 1,503
5.00%, 05 /15/2037
(d)
853 977
5.00%, 05 /15/2039
(d)
595 677
5.00%, 05 /15/2042
(d)
238 260
5.00%, 05 /15/2044
(d)
1,637 1,811
5.00%, 05 /15/2044
(d)
734 825
5.00%, 05 /15/2047
(d)
695 762
5.25%, 05 /15/2048
(d)
397 449
Golden State Tobacco Securitization Corp
5.00%, 06 /01/2047 2,840 2,760
5.30%, 06 /01/2037 1,000 1,008
Oakland Unified School District/Alameda County
5.00%, 08 /01/2034 2,210 2,507
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Riverside Community Properties Development
Inc
6.00%, 10 /15/2038 $ 1,150 $ 1,347
Sacramento Area Flood Control Agency ( credit
support from Build America Mutual Assurance
Corp )
5.00%, 10 /01/2039
(a)
1,340 1,523
Sacramento County Water Financing Authority
5.00%, 06 /01/2027 500 627
Sacramento Municipal Utility District
5.00%, 08 /15/2050
(e)
2,000 2,440
San Diego County Regional Airport Authority
5.00%, 07 /01/2028 340 400
5.00%, 07 /01/2029 410 486
5.00%, 07 /01/2030 480 573
5.00%, 07 /01/2031 500 592
5.00%, 07 /01/2032 455 534
5.00%, 07 /01/2033 500 583
5.00%, 07 /01/2034 415 482
5.00%, 07 /01/2035 300 347
5.00%, 07 /01/2037 450 516
5.00%, 07 /01/2038 500 571
5.00%, 07 /01/2040 265 301
San Diego Unified School District/CA
0.00%, 07 /01/2032
(f)
5,000 3,715
Southern California Public Power Authority
5.00%, 11 /01/2028 2,200 2,592
5.25%, 07 /01/2028 1,000 1,048
State of California
0.10%, 05 /01/2034
(c)
1,200 1,200
5.00%, 08 /01/2028 2,000 2,510
West Contra Costa Unified School District
5.25%, 08 /01/2033 1,000 1,114
$ 53,166
Colorado - 3.56%
Colorado Health Facilities Authority
4.00%, 11 /01/2039 8,275 8,739
Cottonwood Highlands Metropolitan District No 1
5.00%, 12 /01/2049 1,250 1,100
Denver Convention Center Hotel Authority
5.00%, 12 /01/2036 1,000 1,004
Dominion Water & Sanitation District
5.25%, 12 /01/2027 1,500 1,552
Elbert County Independence Water & Sanitation
District
7.25%, 12 /01/2038 1,000 1,065
Painted Prairie Public Improvement Authority
5.00%, 12 /01/2049 1,000 846
Regional Transportation District
6.00%, 01 /15/2041 450 451
6.50%, 01 /15/2030 500 502
STC Metropolitan District No 2
4.00%, 12 /01/2029 1,000 914
Velocity Metropolitan District No 3
5.13%, 12 /01/2034 2,235 2,143
5.50%, 12 /01/2048 2,500 2,323
$ 20,639
Connecticut - 1.02%
Mohegan Tribal Finance Authority
7.00%, 02 /01/2045
(b)
5,500 4,862
State of Connecticut ( credit support from ACA
Financial Guaranty Corp )
6.60%, 07 /01/2024
(a)
1,040 1,042
$ 5,904
District of Columbia - 1.36%
District of Columbia
5.00%, 03 /01/2029 2,000 2,578
5.00%, 10 /15/2044 3,500 4,223

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
District of Columbia (continued)
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
5.00%, 10 /01/2047 $ 1,000 $ 1,071
$ 7,872
Florida - 3.38%
Canaveral Port Authority
5.00%, 06 /01/2048 2,000 2,338
City of Lakeland FL Department of Electric
Utilities
5.25%, 10 /01/2036 1,000 1,355
Collier County Health Facilities Authority
5.00%, 05 /01/2043 3,500 3,861
Escambia County Health Facilities
Authority ( credit support from AMBAC
Assurance Corp )
5.95%, 07 /01/2020
(a)
10 10
Florida Development Finance Corp
6.25%, 01 /01/2049
(b),(c)
500 436
6.38%, 01 /01/2049
(b),(c)
3,000 2,566
Greater Orlando Aviation Authority
5.00%, 10 /01/2047
(d)
7,001 7,615
Village Community Development District No 13
2.63%, 05 /01/2024 500 490
3.00%, 05 /01/2029 1,000 950
$ 19,621
Georgia - 0.61%
Atlanta Development Authority The
7.00%, 01 /01/2040 2,000 2,054
Development Authority of Burke County/The
0.33%, 07 /01/2049
(c)
1,500 1,500
$ 3,554
Idaho - 0.36%
Idaho Health Facilities Authority
6.65%, 02 /15/2021
(c)
2,000 2,092
Illinois - 11.42%
Chicago O'Hare International Airport
5.25%, 01 /01/2036 2,000 2,257
5.25%, 01 /01/2037 4,000 4,501
Chicago Transit Authority
5.00%, 12 /01/2046 6,480 7,103
City of Chicago IL
5.25%, 01 /01/2029 2,000 2,026
5.50%, 01 /01/2035 1,500 1,535
5.50%, 01 /01/2049 1,000 987
6.00%, 01 /01/2038 2,965 3,080
7.13%, 03 /15/2022 100 100
7.46%, 02 /15/2026 597 414
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01 /01/2030 1,000 1,110
5.00%, 01 /01/2032 1,000 1,103
5.00%, 01 /01/2033 2,000 2,199
City of Chicago IL Waterworks Revenue
5.00%, 11 /01/2028 1,000 1,062
County of Cook IL Sales Tax Revenue
5.25%, 11 /15/2036 1,520 1,818
Illinois Finance Authority
0.00%, 12 /01/2042
(c),(f)
1,400 766
0.15%, 08 /15/2042
(c)
900 900
Illinois Sports Facilities Authority/The
5.00%, 06 /15/2028 900 913
5.00%, 06 /15/2029 1,000 1,005
Illinois Sports Facilities Authority/ The ( credit
support from Build America Mutual Assurance
Corp )
5.00%, 06 /15/2029
(a)
2,050 2,289
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Illinois State Toll Highway Authority
5.00%, 12 /01/2032 $ 5,200 $ 5,927
5.00%, 01 /01/2040
(d)
2,000 2,230
Metropolitan Pier & Exposition Authority
5.00%, 06 /15/2057 700 626
Metropolitan Pier & Exposition Authority ( credit
support from National Public Finance Guarantee
Corp )
5.50%, 06 /15/2029
(a)
2,410 2,633
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12 /01/2028 5,000 5,787
Sales Tax Securitization Corp
5.00%, 01 /01/2036 1,000 1,106
5.00%, 01 /01/2048 3,000 3,184
Sales Tax Securitization Corp ( credit support
from Build America Mutual Assurance Corp )
4.00%, 01 /01/2040
(a)
1,750 1,712
5.00%, 01 /01/2037
(a)
500 555
State of Illinois
5.00%, 11 /01/2028 3,500 3,378
5.50%, 07 /01/2027 3,410 3,410
United City of Yorkville IL
5.75%, 03 /01/2028 400 392
Village of Gilberts IL Special Service Area No 24
5.38%, 03 /01/2034 149 128
$ 66,236
Indiana - 1.54%
Indiana Finance Authority
1.15%, 05 /01/2034
(c)
5,000 4,998
7.00%, 03 /01/2039
(b)
4,000 3,216
Town of Shoals IN
7.25%, 11 /01/2043 700 717
$ 8,931
Kentucky - 0.75%
Kentucky Municipal Power Agency
5.00%, 09 /01/2035
(e)
1,080 1,250
Kentucky Public Energy Authority
4.00%, 01 /01/2049
(c)
3,000 3,117
$ 4,367
Louisiana - 2.85%
Lafayette Public Trust Financing
Authority ( credit support from Assured Guaranty
Municipal Corp )
5.25%, 10 /01/2030
(a)
1,000 1,019
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11 /01/2032 3,000 2,786
4.40%, 11 /01/2044
(b)
2,000 1,581
5.50%, 11 /01/2039
(b)
3,180 2,882
Louisiana Offshore Terminal Authority
1.65%, 09 /01/2027
(c)
3,320 3,272
Louisiana Public Facilities Authority
0.00%, 07 /01/2039
(f)
417 —
0.00%, 07 /01/2039
(f)
659 —
Parish of St John the Baptist LA
2.10%, 06 /01/2037
(c)
4,000 3,514
2.20%, 06 /01/2037
(c)
1,750 1,453
$ 16,507
Maine - 0.31%
Finance Authority of Maine
4.38%, 08 /01/2035
(b),(c)
1,800 1,805
Maryland - 0.46%
Maryland Economic Development Corp
5.75%, 06 /01/2035 545 547

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Maryland (continued)
Maryland Health & Higher Educational Facilities
Authority
4.00%, 04 /15/2045 $ 1,575 $ 1,617
6.00%, 07 /01/2041 500 530
$ 2,694
Massachusetts - 1.47%
Commonwealth of Massachusetts
5.00%, 01 /01/2042 1,940 2,298
Massachusetts Bay Transportation Authority
5.25%, 07 /01/2028 2,000 2,587
Massachusetts Educational Financing Authority
4.90%, 07 /01/2028 1,245 1,285
Massachusetts Port Authority
5.00%, 07 /01/2029 1,000 1,197
5.00%, 07 /01/2035 1,000 1,155
$ 8,522
Michigan - 1.46%
Kalamazoo Economic Development Corp
5.00%, 05 /15/2032 2,915 2,846
Kentwood Economic Development Corp
5.00%, 11 /15/2041 1,000 947
Michigan Finance Authority
4.00%, 02 /15/2044 3,400 3,561
Wayne County Airport Authority
5.00%, 12 /01/2045 1,000 1,095
$ 8,449
Mississippi - 0.17%
Mississippi Business Finance Corp
2.20%, 03 /01/2027
(c)
1,000 978
Missouri - 0.99%
City of St Louis MO Airport Revenue
5.00%, 07 /01/2034 1,285 1,474
5.00%, 07 /01/2044 1,100 1,224
City of St Louis MO Airport Revenue ( credit
support from National Public Finance Guarantee
Corp )
5.50%, 07 /01/2028
(a)
1,500 1,818
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02 /01/2034 1,250 1,234
$ 5,750
Montana - 0.68%
Montana Board of Housing ( credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06 /01/2045
(a)
1,775 1,878
Montana Facility Finance Authority
4.13%, 07 /01/2038 2,000 2,049
$ 3,927
Nevada - 2.26%
Las Vegas Convention & Visitors Authority
5.00%, 07 /01/2043
(d)
8,604 8,908
Las Vegas Redevelopment Agency
5.00%, 06 /15/2040 3,850 4,222
$ 13,130
New Hampshire - 3.10%
New Hampshire Business Finance Authority
2.15%, 07 /01/2027
(c)
6,750 6,586
4.00%, 11 /01/2027
(b)
1,000 939
4.13%, 01 /20/2034 9,984 9,573
4.88%, 11 /01/2042
(b)
1,000 915
$ 18,013
New Jersey - 4.90%
Casino Reinvestment Development Authority Inc
5.25%, 11 /01/2039 750 724
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
New Jersey Economic Development Authority
4.00%, 07 /01/2032 $ 805 $ 762
5.75%, 04 /01/2031 1,005 976
5.75%, 06 /01/2031 550 552
New Jersey Transportation Trust Fund Authority
5.25%, 06 /15/2032 2,000 2,034
5.25%, 06 /15/2034 2,250 2,290
South Jersey Port Corp
5.00%, 01 /01/2042 5,000 4,913
5.00%, 01 /01/2048 3,000 2,926
South Jersey Transportation Authority ( credit
support from Assured Guaranty Municipal Corp )
5.00%, 11 /01/2029
(a)
1,000 1,134
Tobacco Settlement Financing Corp
4.00%, 06 /01/2037 4,700 4,831
5.00%, 06 /01/2046 7,000 7,302
$ 28,444
New York - 7.33%
Hudson Yards Infrastructure Corp
5.75%, 02 /15/2047 1,585 1,648
5.75%, 02 /15/2047 915 945
Metropolitan Transportation Authority
4.00%, 02 /01/2022 600 589
5.00%, 11 /15/2021 850 883
New York City Industrial Development
Agency ( credit support from Assured Guaranty
Municipal Corp )
6.13%, 01 /01/2029
(a)
925 929
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 08 /01/2037 3,000 3,588
New York City Water & Sewer System
0.16%, 06 /15/2045
(c)
1,100 1,100
4.00%, 06 /15/2037 2,800 3,119
New York Counties Tobacco Trust VI
5.00%, 06 /01/2031 215 225
5.00%, 06 /01/2036 740 763
5.00%, 06 /01/2041 400 408
New York Liberty Development Corp
5.00%, 11 /15/2031 1,000 1,041
5.00%, 09 /15/2040 1,000 1,058
5.00%, 12 /15/2041 1,000 1,045
New York State Dormitory Authority
4.00%, 09 /01/2050 2,000 1,868
5.00%, 07 /01/2033 1,200 1,311
New York State Dormitory Authority ( credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10 /01/2023
(a)
140 140
New York Transportation Development Corp
5.00%, 01 /01/2030 2,000 2,005
5.00%, 01 /01/2032 7,200 7,213
5.00%, 01 /01/2036 3,200 3,206
5.25%, 01 /01/2050 3,125 3,193
Onondaga County Trust for Cultural Resources
4.00%, 12 /01/2049 3,400 3,666
Tompkins County Development Corp
5.00%, 07 /01/2027 115 75
Westchester County Local Development Corp
5.00%, 11 /01/2046 2,400 2,503
$ 42,521
North Carolina - 3.25%
City of Charlotte NC
5.00%, 06 /01/2029 5,790 7,570
City of Raleigh NC Combined Enterprise System
Revenue
5.00%, 03 /01/2031 1,000 1,036

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
North Carolina (continued)
North Carolina Medical Care Commission
5.00%, 10 /01/2047 $ 1,000 $ 924
North Carolina Turnpike Authority
5.00%, 01 /01/2040 4,100 4,313
Raleigh Durham Airport Authority
5.00%, 05 /01/2031 1,750 2,083
5.00%, 05 /01/2034 1,150 1,344
University of North Carolina at Chapel Hill
5.00%, 02 /01/2032 1,310 1,584
$ 18,854
Ohio - 3.06%
American Municipal Power Inc
5.25%, 02 /15/2033 2,575 2,782
Buckeye Tobacco Settlement Financing Authority
3.00%, 06 /01/2048 3,000 2,488
4.00%, 06 /01/2037 2,000 2,116
5.00%, 06 /01/2055 1,500 1,335
City of Cincinnati OH
5.00%, 12 /01/2032 815 887
Cleveland Department of Public Utilities Division
of Public Power ( credit support from Assured
Guaranty Municipal Corp )
4.00%, 11 /15/2036
(a)
750 829
County of Hamilton OH
5.00%, 01 /01/2036 1,435 1,379
5.00%, 01 /01/2046 2,500 2,269
Ohio Air Quality Development Authority
4.25%, 01 /15/2038
(b)
1,000 974
4.50%, 01 /15/2048
(b)
850 821
5.00%, 07 /01/2049
(b)
2,000 1,866
$ 17,746
Oklahoma - 0.19%
Oklahoma Development Finance Authority
5.25%, 08 /15/2043 1,085 1,126
Oregon - 0.87%
Oregon State Business Development Commission
0.00%, 04 /01/2031
(b),(f)
1,000 669
State of Oregon Housing & Community Services
Department
3.55%, 07 /01/2033 4,125 4,377
$ 5,046
Pennsylvania - 4.89%
Allegheny County Industrial Development
Authority
4.88%, 11 /01/2024 1,000 891
5.13%, 05 /01/2030 1,030 850
City of Philadelphia PA
5.00%, 02 /01/2038 1,000 1,211
5.00%, 02 /01/2039 1,000 1,207
Commonwealth Financing Authority
5.00%, 06 /01/2032 3,000 3,425
5.00%, 06 /01/2033 2,000 2,269
Luzerne County Industrial Development Authority
2.45%, 12 /01/2039
(c)
2,000 2,052
Pennsylvania Economic Development Financing
Authority
2.15%, 11 /01/2021
(c)
2,250 2,275
3.25%, 08 /01/2039
(b)
1,200 877
5.75%, 06 /01/2036
(b)
1,750 1,539
Pennsylvania Turnpike Commission
5.00%, 12 /01/2029 2,000 2,412
5.00%, 12 /01/2036 1,725 1,949
5.25%, 12 /01/2044 5,000 5,919
5.75%, 12 /01/2028 175 180
5.75%, 12 /01/2028 245 251
6.00%, 12 /01/2034 65 67
6.00%, 12 /01/2034 80 82
6.00%, 12 /01/2034 355 365
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
Pittsburgh Water & Sewer Authority ( credit
support from Assured Guaranty Municipal Corp )
5.00%, 09 /01/2033
(a)
$ 400 $ 532
$ 28,353
South Carolina - 0.23%
South Carolina Jobs-Economic Development
Authority
5.25%, 11 /15/2047 1,500 1,364
South Dakota - 0.26%
Oglala Sioux Tribe
5.75%, 10 /01/2025
(b)
1,500 1,484
Tennessee - 2.17%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07 /01/2040 5,010 5,447
Metropolitan Nashville Airport Authority/The
4.00%, 07 /01/2049 1,000 1,013
5.00%, 07 /01/2049 2,000 2,229
5.00%, 07 /01/2054 2,500 2,777
Tennergy Corp/TN
5.00%, 02 /01/2050
(c)
1,000 1,113
$ 12,579
Texas - 7.98%
Central Texas Regional Mobility Authority
5.00%, 01 /01/2048 2,740 2,934
Central Texas Turnpike System
5.00%, 08 /15/2031 1,285 1,352
City of Houston TX Airport System Revenue
5.00%, 07 /01/2029 2,000 1,981
6.63%, 07 /15/2038 2,000 2,035
Grand Parkway Transportation Corp
3.00%, 10 /01/2050 1,810 1,688
Harris County-Houston Sports Authority
5.00%, 11 /15/2030 3,000 2,996
Love Field Airport Modernization Corp
5.00%, 11 /01/2022 1,000 1,051
Metropolitan Transit Authority of Harris County
Sales & Use Tax Revenue
5.00%, 11 /01/2033 2,435 2,967
North Fort Bend Water Authority
4.00%, 12 /15/2039 1,250 1,416
North Texas Tollway Authority
5.00%, 01 /01/2045 1,000 1,087
Port Beaumont Navigation District
3.63%, 01 /01/2035
(b)
2,650 2,166
4.00%, 01 /01/2050
(b)
500 370
Sea Breeze Public Facility Corp
6.50%, 01 /01/2046 100 100
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11 /15/2037 2,060 2,222
Texas Municipal Gas Acquisition & Supply Corp
I
6.25%, 12 /15/2026 8,180 9,199
Texas Private Activity Bond Surface
Transportation Corp
5.00%, 12 /31/2032 4,000 4,419
7.00%, 12 /31/2038 1,000 1,110
7.00%, 06 /30/2040 3,500 3,515
Texas Transportation Commission
5.00%, 08 /01/2057 2,000 2,034
West Harris County Regional Water Authority
4.00%, 12 /15/2049 1,500 1,643
$ 46,285

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Utah - 1.40%
Utah Infrastructure Agency
5.00%, 10 /15/2028 $ 1,000 $ 1,028
5.00%, 10 /15/2032 4,385 4,403
5.00%, 10 /15/2037 1,500 1,462
5.38%, 10 /15/2040 1,200 1,210
$ 8,103
Virginia - 4.86%
Amelia County Industrial Development Authority
3.00%, 04 /01/2027
(c)
6,500 6,520
County of Botetourt VA
6.00%, 07 /01/2034 1,000 1,005
6.00%, 07 /01/2044 1,000 969
Fairfax County Redevelopment & Housing
Authority
5.00%, 10 /01/2038 1,500 1,789
5.00%, 10 /01/2039 1,500 1,784
Hampton Roads Transportation Accountability
Commission
5.00%, 07 /01/2022 4,000 4,337
King George County Economic Development
Authority
2.50%, 06 /01/2023
(c)
1,600 1,589
Roanoke Economic Development Authority
6.63%, 12 /01/2044 1,295 1,551
Virginia College Building Authority
5.00%, 02 /01/2029 5,000 6,398
Virginia Small Business Financing Authority
3.00%, 11 /01/2040 2,370 2,254
$ 28,196
Washington - 1.07%
Port of Seattle WA
5.00%, 04 /01/2029 5,250 6,187
Wisconsin - 1.55%
City of Superior WI
5.38%, 11 /01/2021 750 753
Public Finance Authority
5.00%, 01 /01/2024 2,500 2,502
5.00%, 12 /01/2025 3,000 2,989
5.00%, 10 /01/2048
(b)
1,500 1,345
5.25%, 04 /01/2030 1,400 1,401
$ 8,990
TOTAL MUNICIPAL BONDS $ 558,728
Total Investments $ 571,397
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.31)%
Notes with an interest rate of 0.24% - 0.48%
at April 30, 2020 and contractual maturity of
collateral from 2023- 2026.
( g)
$ (13,388) (13,388)
Total Net Investments $ 558,009
Other Assets and Liabilities -  3.80% 22,053
TOTAL NET ASSETS - 100.00% $ 580,062
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $39,379 or 6.79% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(e) Security purchased on a when-issued basis.
(f) Non-income producing security
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
April 30, 2020.
Portfolio Summary  ( unaudited)
Sector Percent
Revenue Bonds 79.39%
General Obligation Unlimited 8.04%
Insured 3.38%
Prerefunded 2.40%
Investment Companies 2.19%
General Obligation Limited 1.52%
Tax Allocation 0.73%
Special Assessment 0.42%
Special Tax 0.35%
Certificate Participation 0.09%
Liability For Floating Rate Notes Issued (2.31)%
Other Assets and Liabilities
3.80%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
April 30, 2020
See accompanying notes.

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Renminbi
COP Colombian Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
TRY Turkish Lira
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Institutional shares
2020 (b) $ 10 .81 $ 0 .14 ( $ 0 .61 ) ( $ 0 .47 ) ( $ 0 .12 ) ( $ 0 .12 ) $ 10 .22
2019 10 .10 0 .35 0 .68 1 .03 ( 0 .32 ) ( 0 .32 ) 10 .81
2018 10 .54 0 .38 ( 0 .46 ) ( 0 .08 ) ( 0 .36 ) ( 0 .36 ) 10 .10
2017 10 .68 0 .39 ( 0 .17 ) 0 .22 ( 0 .36 ) ( 0 .36 ) 10 .54
2016 10 .46 0 .36 0 .23 0 .59 ( 0 .37 ) ( 0 .37 ) 10 .68
2015 (g) 10 .62 0 .29 ( 0 .12 ) 0 .17 ( 0 .33 ) ( 0 .33 ) 10 .46

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 4 .42 ) % (c) $ 134,705 0 .55% (d) ,(e) 0 .51% (d) ,(e) ,(f) 2 .55% (d) 64 .9% (d)
10 .34 132,152 0 .54 (e) 0 .51 (e) ,(f) 3 .35 42 .3
( 0 .84 ) 96,073 0 .57 (e) 0 .51 (e) ,(f) 3 .71 49 .0
2 .15 90,691 0 .57 (e) 0 .52 (e) ,(f) 3 .68 39 .8
5 .68 5,771 0 .65 (e) 0 .60 (e) ,(f) 3 .32 27 .9
1 .67 (c) 141 0 .63 (d) ,(e) 0 .60 (d) ,(e) ,(f) 4 .09 (d) 26 .6 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2020.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g) Period from February 27, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND(c)
Class J shares
2020 (d) $ 9.81 $ 0.10 $ 0.20 $ 0.30 ( $ 0.12) ( $ 0.12) $ 9.99
2019 9.20 0.25 0.65 0.90 (0.29) (0.29) 9.81
2018 9.59 0.30 (0.39) (0.09) (0.30) (0.30) 9.20
2017 9.66 0.27 (0.05) 0.22 (0.29) (0.29) 9.59
2016 9.50 0.28 0 .21 0.49 (0.33) (0.33) 9.66
2015 9.78 0.27 (0.26) 0.01 (0.29) (0.29) 9.50
Institutional shares
2020 (d) 9.81 0.11 0.21 0.32 (0.13) (0.13) 10.00
2019 9.20 0.27 0.65 0.92 (0.31) (0.31) 9.81
2018 9.59 0.31 (0.38) (0.07) (0.32) (0.32) 9.20
2017 9.66 0.29 (0.05) 0.24 (0.31) (0.31) 9.59
2016 9.51 0.30 0.20 0.50 (0.35) (0.35) 9.66
2015 9.78 0.31 (0.26) 0.05 (0.32) (0.32) 9.51
R-1 shares
2020 (d) 9.82 0.07 0.20 0.27 (0.09) (0.09) 10.00
2019 9.21 0.20 0.65 0.85 (0.24) (0.24) 9.82
2018 9.59 0.24 (0.37) (0.13) (0.25) (0.25) 9.21
2017 9.67 0.21 (0.06) 0.15 (0.23) (0.23) 9.59
2016 9.51 0.22 0.21 0.43 (0.27) (0.27) 9.67
2015 9.79 0.22 (0.26) (0.04) (0.24) (0.24) 9.51
R-2 shares
2020 (d) 9.83 0.08 0.20 0.28 (0.10) (0.10) 10.01
2019 9.22 0.21 0.65 0.86 (0.25) (0.25) 9.83
2018 9.61 0.25 (0.38) (0.13) (0.26) (0.26) 9.22
2017 9.68 0.22 (0.04) 0.18 (0.25) (0.25) 9.61
2016 9.52 0.23 0.21 0.44 (0.28) (0.28) 9.68
2015 9.79 0.24 (0.26) (0.02) (0.25) (0.25) 9.52

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.07% (e),(f) $ 109,974 0.72% (g) 0.75% (g) 2.06% (g) 24.6% (g)
9.94 (f) 97,925 0.77 0.80 2.64 19.8
(0.91) (f) 85,102 0.74 0.77 3.15 9.2
2.38 (f) 95,945 0.73 0.76 2.81 12.5
5.22 (f) 100,416 0.78 0.81 2.91 12.9
0.08 (f) 92,169 0.85 0.88 2.83 11.5
3.25 (e) 569,817 0.57 (g),(h) – 2.21 (g) 24.6 (g)
10.14 519,888 0.58 (h) – 2.82 19.8
(0.75) 413,469 0.58 (h) – 3.30 9.2
2.59 415,952 0.50 (h) – 3.06 12.5
5.40 2,692,447 0.49 – 3.19 12.9
0.54 2,576,219 0.49 – 3 .19 11.5
2.76 (e) 13,807 1.33 (g) – 1.45 (g) 24.6 (g)
9.28 15,209 1.36 – 2.07 19.8
(1.41) 16,422 1.36 – 2.53 9.2
1.63 19,397 1.36 – 2.19 12.5
4.60 19,256 1.36 – 2.32 12.9
(0.42) 15,740 1.36 – 2.31 11.5
2.82 (e) 1,886 1.20 (g) – 1.57 (g) 24.6 (g)
9.41 2,158 1.23 – 2.19 19.8
(1.39) 2,097 1.23 – 2.64 9.2
1 .86 2,732 1.23 – 2.32 12.5
4.73 3,155 1.23 – 2.45 12.9
(0.19) 2,867 1.23 – 2.44 11.5

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND(c)
R-3 shares
2020 (d) $ 9.83 $ 0.09 $ 0.20 $ 0.29 ( $ 0.10) ( $ 0.10) $ 10.02
2019 9.22 0.23 0.64 0.87 (0.26) (0.26) 9.83
2018 9.61 0.27 (0.38) (0.11) (0.28) (0.28) 9.22
2017 9.68 0.24 (0.05) 0.19 (0.26) (0.26) 9.61
2016 9.52 0.25 0.21 0.46 (0.30) (0.30) 9.68
2015 9.80 0.25 (0.26) (0.01) (0.27) (0.27) 9.52
R-4 shares
2020 (d) 9.83 0.09 0.20 0.29 (0.11) (0.11) 10.01
2019 9.22 0.24 0.65 0.89 (0.28) ( 0 .28) 9.83
2018 9.60 0.28 (0.37) (0.09) (0.29) (0.29) 9.22
2017 9.67 0.26 (0.05) 0.21 (0.28) (0.28) 9.60
2016 9.52 0.27 0.20 0.47 (0.32) (0.32) 9.67
2015 9.79 0.27 (0.25) 0.02 (0.29) (0.29) 9.52
R-5 shares
2020 (d) 9.81 0.10 0.20 0.30 (0.12) (0.12) 9.99
2019 9.20 0.25 0.65 0.90 (0.29) ( 0 .29) 9.81
2018 9.59 0.29 (0.38) (0.09) (0.30) (0.30) 9.20
2017 9.66 0.27 (0.05) 0.22 (0.29) (0.29) 9.59
2016 9.50 0.28 0.21 0.49 (0.33) (0.33) 9.66
2015 9.78 0.28 (0.26) 0.02 (0.30) (0.30) 9.50
R-6 shares
2020 (d) 9.80 0.11 0.21 0.32 (0.13) (0.13) 9.99
2019 9.20 0.27 0.65 0.92 ( 0 .32) (0.32) 9.80
2018 9.58 0.32 (0.37) (0.05) (0.33) (0.33) 9.20
2017 9.66 0.29 (0.05) 0 .24 (0.32) (0.32) 9.58
2016 9.50 0.30 0.21 0.51 (0.35) (0.35) 9.66
2015 (j) 9.78 0.27 (0.25) 0.02 (0.30) (0.30) 9.50

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.01% (e) $ 23,732 1.02% (g) – % 1.76% (g) 24.6 (g)
9.61 24,860 1.05 – 2.38 19.8
(1.21) 27,890 1.05 – 2.83 9.2
2.05 29,838 1.05 – 2.50 12.5
4.92 32,657 1.05 – 2.63 12.9
(0.12) 33,494 1.05 – 2.62 11.5
3.01 (e) 12,381 0.83 (g) – 1.94 (g) 24.6 (g)
9.82 17,519 0.86 – 2.57 19.8
(0.92) 19,693 0.86 – 3.02 9.2
2.24 29,803 0.86 – 2.68 12.5
5.01 27,577 0.86 – 2.82 12.9
0 .17 23,620 0.86 – 2.82 11.5
3.07 (e) 35,164 0.71 (g) – 2.07 (g) 24.6 (g)
9.97 35,845 0.74 – 2.68 19.8
(0.91) 33,909 0.74 – 3.11 9.2
2.37 49,040 0.74 – 2.81 12.5
5.25 50,807 0.74 – 2.94 12.9
0 .19 46,970 0.74 – 2.93 11.5
3.31 (e) 6,902,283 0.45 (g),(h) – 2.32 (g) 24.6 (g)
10.14 5,666,716 0.48 (h) – 2.86 19.8
(0.55) 2,034,970 0.48 (h) – 3.40 9.2
2.53 2,290,265 0.48 (h) – 3.04 12.5
5.37 ( i ) 6,656 0.55 (h) – 3.13 12.9
0.27 (e),( i ) 6,539 0.55 (g),(h) – 3.05 (g) 11.5 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
( i ) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(j) Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
Class J shares
2020 (c) $ 11.21 $ 0.14 $ 0.27 $ 0.41 ( $ 0.20) ( $ 0 .20) $ 11.42
2019 10.43 0.30 0.79 1.09 (0.31) (0.31) 11.21
2018 11.06 0.31 (0.61) (0.30) (0.33) (0.33) 10.43
2017 11.12 0.28 (0.05) 0.23 (0.29) (0.29) 11.06
2016 10.87 0.25 0.23 0.48 (0.23) (0.23) 11.12
2015 11.03 0.23 (0.15) 0.08 (0.24) (0.24) 10.87
Institutional shares
2020 (c) 11.13 0.15 0.27 0.42 (0.22) (0.22) 11.33
2019 10.35 0.34 0.79 1.13 (0.35) (0.35) 11.13
2018 10.98 0.34 (0.60) (0.26) (0.37) (0.37) 10.35
2017 11.04 0.32 (0.06) 0.26 (0.32) (0.32) 10 .98
2016 10.79 0.28 0.23 0.51 (0.26) (0.26) 11.04
2015 10.96 0.28 (0.17) 0.11 (0.28) (0.28) 10.79
R-1 shares
2020 (c) 11.13 0.11 0.27 0.38 (0.18) (0.18) 11.33
2019 10.35 0.25 0.79 1.04 (0.26) (0.26) 11.13
2018 10.98 0.25 (0.60) (0.35) (0.28) (0.28) 10.35
2017 11.04 0.22 ( 0 .05) 0.17 (0.23) (0.23) 10.98
2016 10.79 0.19 0.23 0.42 (0.17) (0.17) 11.04
2015 10.96 0.18 ( 0 .16) 0.02 (0.19) (0.19) 10.79
R-2 shares
2020 (c) 11.01 0.12 0.25 0.37 (0.18) (0.18) 11.20
2019 10.25 0.26 0.77 1.03 (0.27) (0.27) 11.01
2018 10.87 0.26 (0.59) (0.33) (0.29) (0.29) 10.25
2017 10.93 0.24 (0.06) 0.18 (0.24) (0.24) 10.87
2016 10.69 0.20 0.22 0.42 (0.18) (0.18) 10.93
2015 10.86 0.19 (0.16) 0.03 (0.20) (0.20) 10.69
R-3 shares
2020 (c) 11.06 0.13 0.26 0.39 (0.19) (0.19) 11.26
2019 10.29 0.28 0.78 1.06 (0.29) (0.29) 11.06
2018 10.91 0.28 (0.59) (0.31) (0.31) (0.31) 10.29
2017 10.98 0.26 (0.07) 0.19 (0.26) (0.26) 10.91
2016 10.73 0.22 0.23 0.45 (0.20) (0.20) 10.98
2015 10.90 0.21 (0.16) 0.05 (0.22) (0.22) 10.73
R-4 shares
2020 (c) 11.29 0.14 0.27 0.41 (0.20) (0.20) 11.50
2019 10.50 0.30 0.80 1.10 (0.31) (0.31) 11.29
2018 11.13 0.31 (0.61) (0.30) ( 0 .33) (0.33) 10.50
2017 11.19 0.28 (0.06) 0.22 (0.28) (0.28) 11.13
2016 10.93 0.24 0.24 0.48 (0.22) (0.22) 11.19
2015 11.10 0.24 (0.17) 0.07 (0.24) (0.24) 10.93
R-5 shares
2020 (c) 11.07 0.14 0.27 0.41 (0.21) (0.21) 11.27
2019 10.30 0.31 0.79 1.10 (0.33) (0.33) 11.07
2018 10.93 0.32 (0.61) (0.29) (0.34) (0.34) 10.30
2017 10.99 0.29 (0.05) 0.24 (0.30) (0.30) 10.93
2016 10 .74 0.25 0.23 0.48 (0.23) (0.23) 10.99
2015 10.91 0.25 (0.17) 0.08 (0.25) (0.25) 10.74

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.64% (d),(e),(f) $ 143,446 0.89% (g) 0.98% (g) 2.51% (g) 116.7% (g)
10.66 (e),(f) 137,858 0.88 0.97 2.76 138.6
(2.76) (e) 131,877 0.82 0.91 2.86 134.0
2.07 (e) 148,389 0.85 (h) 0.89 2.59 128.3
4.46 (e) 157,791 0.79 0.82 2.29 168.4
0.71 (e) 157,975 0.89 0.92 2.14 208.3
3.83 (d) 254,757 0.57 (g),(h) – 2.80 (g) 116.7 (g)
11.10 1,156,182 0.46 (h) – 3.18 138.6
(2.42) 2,925,885 0.46 (h) – 3.22 134.0
2.45 3,219,716 0.49 (h) – 2.94 128.3
4.80 3,630,319 0.50 – 2.58 168.4
1.01 3,861,879 0.50 – 2.53 208.3
3.42 (d) 4,344 1.39 (g),(h) – 2.00 (g) 116.7 (g)
10.15 4,758 1.33 (h) – 2.30 138.6
(3.27) 4,308 1.33 (h) – 2.35 134.0
1.56 4,961 1.37 (h) – 2.06 128.3
3.89 5,354 1.38 – 1.70 168.4
0.14 6,480 1.38 – 1.67 208.3
3.43 (d) 3,809 1.26 (g),(h) – 2.14 (g) 116.7 (g)
10.20 4,047 1.20 (h) – 2.43 138.6
(3.07) 3,968 1.20 (h) – 2.46 134.0
1.72 6,446 1.24 (h) – 2.19 128.3
3.98 10,445 1.25 – 1.83 168.4
0.28 11,029 1.25 – 1.79 208.3
3.60 (d) 18,674 1.08 (g),(h) – 2.31 (g) 116.7 (g)
10.45 17,923 1.02 (h) – 2.61 138.6
(2.89) 16,316 1.02 (h) – 2.65 134.0
1.80 20,919 1.06 (h) – 2.37 128.3
4 .24 26,396 1.07 – 2.01 168.4
0.45 30,643 1.07 – 1.97 208.3
3.71 (d) 8,993 0.89 (g),(h) – 2.50 (g) 116.7 (g)
10.63 11,540 0.83 (h) – 2.79 138.6
(2.75) 10,643 0.83 (h) – 2.84 134.0
2.04 15,827 0.87 (h) – 2.56 128.3
4.44 21,651 0.88 – 2.20 168.4
0.63 23,662 0.88 – 2.16 208.3
3.76 (d) 43,792 0.77 (g),(h) – 2.62 (g) 116.7 (g)
10.78 38,543 0.71 (h) – 2.93 138.6
(2.68) 43,741 0.71 (h) – 2.97 134.0
2.20 54,833 0.75 (h) – 2.68 128.3
4.56 58,656 0.76 – 2.32 168.4
0.76 60,816 0.76 – 2.29 208.3
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class J shares
2020 (c) $ 12 .37 $ 0.06 ( $ 1.39) ( $ 1.33) ( $ 0.25) $ – ( $ 0.25) $ 10.79
2019 12.13 0.19 0.78 0.97 (0.17) (0.56) (0.73) 12.37
2018 13.82 0.21 (1.69) (1.48) (0.21) – (0.21) 12.13
2017 11.23 0.13 2.61 2.74 (0.15) – (0.15) 13.82
2016 11.43 0.15 (0.23) (0.08) (0.12) – (0.12) 11.23
2015 11.83 0.16 (0.43) (0.27) (0.13) – (0.13) 11.43
Institutional shares
2020 (c) 12.47 0.08 (1.41) (1.33) (0.28) – (0.28) 10.86
2019 12.23 0.09 0.93 1.02 (0.22) (0.56) (0.78) 12.47
2018 13.93 0.26 (1.71) (1.45) (0.25) – (0.25) 12.23
2017 11.32 0.17 2.63 2.80 (0.19) – (0.19) 13.93
2016 11.53 0.19 (0.23) (0.04) (0.17) – ( 0 .17) 11.32
2015 11.94 0.21 (0.44) (0.23) (0.18) – (0.18) 11.53
R-1 shares
2020 (c) 12.46 0.03 ( 1 .41) (1.38) (0.17) – (0.17) 10.91
2019 12.20 0.14 0.79 0.93 (0.11) (0.56) (0.67) 12.46
2018 13.89 0.14 (1.70) (1.56) (0.13) – (0.13) 12.20
2017 11.28 0.07 2.62 2.69 (0.08) – (0.08) 13.89
2016 11.48 0.09 (0.23) (0.14) (0.06) – (0.06) 11.28
2015 11.87 0.11 (0.43) (0.32) (0.07) – (0.07) 11.48
R-2 shares
2020 (c) 12.43 0.04 (1.41) (1.37) (0.19) – (0.19) 10.87
2019 12.16 0.15 0.79 0.94 ( 0 .11) (0.56) (0.67) 12.43
2018 13.85 0.15 (1.69) (1.54) (0.15) – (0.15) 12.16
2017 11.25 0.08 2 .61 2.69 (0.09) – (0.09) 13.85
2016 11.43 0.11 (0.22) (0.11) (0.07) – (0.07) 11.25
2015 11.83 0 .12 (0.43) (0.31) (0.09) – (0.09) 11.43

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(11.08) % (d),(e) $ 129,336 1.11% (f) 1.22% (f) 1.04% (f) 49.8% (f)
9.03 (e) 153,026 1.16 1.27 1.63 51.0
(10.89) (e) 155,540 1.17 1.20 1.56 51.1
24.76 (e) 192,872 1.17 1.20 1.09 46.7
(0.66) (e) 164,531 1.17 1.20 1.40 48.2
(2.26) (e) 181,039 1.25 1.28 1.38 51.7
(10.98) (d) 317,372 0.84 (f),(g) – 1.33 (f) 49.8 (f)
9.43 357,306 0.79 (g) – 0.81 51.0
(10.60) 10,407,141 0.83 (g) – 1.91 51.1
25.17 11,494,748 0.84 (g) – 1.41 46.7
(0.34) 7,449,362 0.85 – 1.73 48.2
(1.90) 5,579,231 0.85 – 1.75 51.7
(11.27) (d) 2,568 1.61 (f),(g) – 0.51 (f) 49.8 (f)
8.50 3,655 1.63 (g) – 1.16 51.0
(11.34) 3,998 1.71 – 0.99 51.1
24.04 4,957 1.71 – 0.55 46.7
(1.20) 4,570 1.72 – 0.83 48.2
(2.80) (h) 5,298 1.73 – 0.89 51.7
(11.25) (d) 2,233 1.48 (f),(g) – 0.60 (f) 49.8 (f)
8.63 3,559 1.50 (g) – 1.28 51.0
(11.23) 4,064 1.58 – 1.06 51.1
24.18 7,015 1.58 – 0.69 46.7
(0.99) 5,778 1.59 – 1.04 48.2
(2.64) 6,922 1.60 – 1.01 51.7

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
R-3 shares
2020 (c) $ 12.49 $ 0.05 ( $ 1.41) ( $ 1.36) ( $ 0.22) $ – ( $ 0.22) $ 10.91
2019 12.21 0.18 0.79 0.97 (0.13) (0.56) (0.69) 12.49
2018 13.90 0.18 (1.70) (1.52) (0.17) – (0.17) 12.21
2017 11.29 0.10 2.63 2.73 (0.12) – (0.12) 13.90
2016 11.48 0.13 (0.22) (0.09) (0.10) – (0.10) 11.29
2015 11.89 0.14 (0.44) (0.30) (0.11) – (0.11) 11.48
R-4 shares
2020 (c) 12.66 0.06 (1.43) (1.37) (0.24) – (0.24) 11.05
2019 12.38 0.19 0.81 1.00 (0.16) (0.56) (0.72) 12.66
2018 14.10 0.21 (1.73) (1.52) (0.20) – (0.20) 12.38
2017 11.46 0.13 2.65 2.78 (0.14) – (0.14) 14.10
2016 11.66 0.15 (0.23) (0.08) (0.12) – (0.12) 11.46
2015 12.07 0.17 (0.45) (0.28) (0.13) – (0.13) 11.66
R-5 shares
2020 (c) 12.64 0.07 (1.43) (1.36) (0.26) – (0.26) 11.02
2019 12.37 0.21 0.80 1.01 (0.18) (0.56) (0.74) 12.64
2018 14.07 0.23 (1.72) (1.49) (0.21) – (0.21) 12.37
2017 11.44 0.15 2.64 2.79 ( 0 .16) – (0.16) 14.07
2016 11.64 0.16 (0.22) (0.06) (0.14) – (0.14) 11.44
2015 12.05 0.18 (0.44) (0.26) (0.15) – (0.15) 11.64
R-6 shares
2020 (c) 12.48 0.09 (1.41) (1.32) (0.30) – (0.30) 10.86
2019 ( i ) 11.76 0.22 0.51 0.72 – – – 12.48

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(11.19) % (d) $ 9,582 1.30% (f),(g) – % 0.83% (f) 49.8 (f)
8.88 12,322 1.32 (g) – 1.48 51.0
(11 .07) 15,377 1.40 – 1.30 51.1
24.41 26,409 1.40 – 0.83 46.7
(0.79) 27,288 1.41 – 1.16 48.2
(2.54) 37,260 1.42 – 1.18 51.7
(11.08) (d) 11,743 1.11 (f),(g) – 1.01 (f) 49.8 (f)
9.09 17,271 1.13 (g) – 1.54 51.0
(10.94) 27,665 1.21 – 1.50 51.1
24.64 41,921 1.21 – 1.06 46.7
(0.65) 36,763 1.22 – 1.32 48.2
(2.30) 36,818 1.23 – 1.39 51.7
(11.05) (d) 35,284 0.99 (f),(g) – 1.15 (f) 49.8 (f)
9.21 41,586 1.01 (g) – 1.78 51.0
(10.74) 47,424 1.09 – 1.63 51.1
24.75 60,543 1.09 – 1.19 46.7
(0.52) 61,816 1.10 – 1.45 48.2
(2.16) 70,739 1.11 – 1.51 51.7
(10.97) (d) 10,390,474 0.73 (f),(g) – 1 .46 (f) 49.8 (f)
6.12 (d) 11,175,055 0.73 (f),(g) – 2.68 (f) 51.0 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
( i ) Period from March 1, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
Class J shares
2020 (c) $ 33.29 $ 0.33 ( $ 4.64) ( $ 4.31) ( $ 0.25) ( $ 0.95) ( $ 1.20) $ 27.78
2019 31.01 0.56 3.76 4.32 (0.61) (1.43) (2.04) 33.29
2018 (g) 32.68 0.01 (1.68) (1.67) – – – 31.01
Institutional shares
2020 (c) 33.31 0.38 (4.64) (4.26) (0.31) (0.95) (1.26) 27.79
2019 31.02 0.68 3.76 4.44 (0.72) (1.43) (2.15) 33.31
2018 31.59 0.76 0.87 1.63 (0.68) (1.52) (2.20) 31.02
2017 26.72 0.66 5.29 5.95 (0.56) (0.52) (1.08) 31.59
2016 25.83 0.66 0.86 1.52 (0.63) – (0.63) 26.72
2015 26.30 0.64 (0.50) 0.14 (0.61) – (0.61) 25.83
R-1 shares
2020 (c) 33.10 0.24 (4.60) (4.36) (0.16) (0.95) (1.11) 27.63
2019 30.84 0.41 3.74 4.15 (0.46) (1.43) (1.89) 33.10
2018 31.42 0.50 0.84 1.34 (0.40) (1.52) (1.92) 30.84
2017 26.60 0.40 5 .27 5.67 (0.33) (0.52) (0.85) 31.42
2016 25.71 0.44 0.84 1.28 (0.39) – (0.39) 26.60
2015 26.17 0 .41 (0.49) (0.08) (0.38) – (0.38) 25.71
R-2 shares
2020 (c) 33.26 0.26 (4.62) (4.36) (0.18) (0.95) (1.13) 27.77
2019 30.97 0.46 3.74 4.20 (0.48) (1.43) (1.91) 33.26
2018 31.54 0.52 0.87 1.39 (0.44) (1.52) (1.96) 30.97
2017 26.68 0.45 5.28 5.73 (0.35) (0.52) (0.87) 31.54
2016 25.79 0.47 0.85 1.32 (0.43) – (0.43) 26.68
2015 26.26 0.45 (0.51) (0.06) (0.41) – (0.41) 25.79
R-3 shares
2020 (c) 33.14 0.29 (4.61) (4.32) ( 0 .21) (0.95) (1.16) 27.66
2019 30.87 0.52 3.72 4.24 (0.54) (1.43) (1.97) 33.14
2018 31 .45 0.58 0.86 1.44 (0.50) (1.52) (2.02) 30.87
2017 26.61 0.50 5.26 5.76 (0.40) (0.52) (0.92) 31.45
2016 25.73 0.51 0.85 1.36 (0.48) – (0.48) 26.61
2015 26.19 0.50 (0.50) – (0.46) – (0.46) 25.73
R-4 shares
2020 (c) 33.21 0.32 (4.62) (4.30) (0.24) (0.95) (1.19) 27.72
2019 30.94 0.57 3.73 4.30 (0.60) (1.43) (2.03) 33.21
2018 31.51 0.65 0.86 1.51 (0.56) (1.52) (2.08) 30.94
2017 26.65 0.56 5.27 5.83 (0.45) ( 0 .52) (0.97) 31.51
2016 25.77 0.56 0.85 1.41 (0.53) – (0.53) 26.65
2015 26.24 0.54 (0.49) 0.05 ( 0 .52) – (0.52) 25.77
R-5 shares
2020 (c) 33.26 0.34 (4.63) (4.29) (0.26) (0.95) (1.21) 27.76
2019 30.98 0.61 3.74 4.35 (0.64) (1.43) (2.07) 33.26
2018 31.55 0.69 0.86 1.55 (0.60) (1.52) (2.12) 30.98
2017 26.69 0.58 5.29 5.87 (0.49) (0.52) (1.01) 31.55
2016 25.81 0.60 0.84 1.44 (0.56) – (0.56) 26.69
2015 26.28 0.58 (0.50) 0.08 (0.55) – (0.55) 25.81

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(13.41) % (d),(e) $ 58,365 0.83% (f) 0.86% (f) 2.12% (f) 15.9% (f)
15.16 (e) 69,728 0.90 0 .93 1.81 21.5
(5.11) (d),(e) 62,247 0.82 (f) 1.33 (f) 0.63 (f) 13.2 (f)
(13.27) (d) 5,688,163 0.52 (f),(h) – 2.45 (f) 15.9 (f)
15.57 6,190,503 0.52 (h) – 2.19 21.5
5.17 5,471,644 0.52 (h) – 2.40 13.2
22.77 5,181,521 0.52 (h) – 2.26 23.3
5.96 3,973,961 0.52 – 2.53 16.4
0.55 3,921,558 0.52 – 2.44 15.8
(13.64) (d) 2,304 1.39 (f) – 1.57 (f) 15.9 (f)
14.59 2,746 1.39 – 1.34 21.5
4.25 2,909 1.39 – 1.58 13.2
21.69 2,545 1.39 – 1.37 23.3
5.02 1,987 1.39 – 1.71 16.4
(0.29) 3,194 1.39 – 1.57 15.8
(13.58) (d) 2,540 1.26 (f) – 1.67 (f) 15.9 (f)
14.73 3,842 1.26 – 1.49 21.5
4 .38 5,297 1.26 – 1.65 13.2
21.88 4,435 1.26 – 1.53 23.3
5.17 5,036 1.26 – 1.81 16.4
(0.21) 5,605 1.26 – 1.71 15.8
(13.47) (d),( i ) 25,043 1.08 (f) – 1.86 (f) 15.9 (f)
14.92 31,298 1.08 – 1.68 21.5
4.56 40,698 1.08 – 1.82 13.2
22.08 50,079 1.08 – 1.73 23 .3
5.35 58,084 1.08 – 1.99 16.4
0.01 68,044 1.08 – 1.89 15.8
(13.41) (d) 25,398 0.89 (f) – 2.05 (f) 15.9 (f)
15.11 36,352 0.89 – 1.83 21.5
4.79 33,554 0.89 – 2.04 13.2
22.33 42,346 0.89 – 1.92 23.3
5.54 46,986 0.89 – 2.18 16.4
0.18 56,958 0.89 – 2.07 15.8
(13.35) (d) 125,332 0.77 (f) – 2.18 (f) 15.9 (f)
15.28 158,549 0.77 – 1.95 21.5
4.91 116,047 0.77 – 2.16 13.2
22.46 126,461 0.77 – 1.99 23.3
5.66 99,310 0 .77 – 2.33 16.4
0.30 165,486 0.77 – 2.19 15.8
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.
(g) Period from October 9, 2018, date operations commenced, through October 31, 2018.
(h) Reflects Manager's contractual expense limit.
( i ) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Institutional shares
2020 (b) $ 10.51 $ 0.20 ( $ 0.75) ( $ 0.55) ( $ 0.22) ( $ 0.17) ( $ 0.39) $ 9.57
2019 9.81 0.43 0.76 1.19 (0.49) – (0.49) 10.51
2018 10.47 0.37 (0.45) (0.08) (0.28) (0.30) (0.58) 9.81
2017 10.15 0.43 0.46 0.89 (0.46) (0.11) (0.57) 10.47
2016 (h) 10.00 0.14 0.13 0.27 (0.12) – (0.12) 10.15
GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
2020 (b) 13.66 0.33 (2.17) (1.84) (0.36) – (0.36) 11.46
2019 13.14 0.73 0.48 1.21 (0.69) – (0.69) 13.66
2018 14.10 0.69 (1.01) (0.32) (0.64) – (0.64) 13.14
2017 13.66 0.73 0.46 1.19 (0.75) – (0.75) 14.10
2016 13.54 0.74 0.14 0.88 (0.76) – (0.76) 13.66
2015 14.71 0.70 (0.87) (0.17) (0.65) (0.35) (1.00) 13.54
R-6 shares
2020 (b) 13.64 0.33 (2.16) (1.83) (0.36) – (0.36) 11.45
2019 13.14 0.73 0.46 1.19 (0.69) – (0.69) 13.64
2018 14.09 0.71 (1.01) (0.30) (0.65) – (0.65) 13.14
2017 (i) 13.93 0.27 0.15 0.42 (0.26) – (0.26) 14.09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Dividends and
Interest Expense on Short
Sales and Short Sale Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(5.63) % (c),(d) $ 194,058 0.85% (e),(f) N/A 3.89% (e) 312.6% (e)
12.52 241,465 0.87 (f) N/A 4.21 312.5
(0.86) 28,216 1.12 (f) N/A 3.62 399.2
9.09 26,517 1.13% (f) 1.12 (g) 4.19 465.3
2.66 (c) 25,181 1.12 (e),(f) N/A 4.58 (e) 511.0 (e)
(13.73) (c) 3,539,688 0.68 (e),(f) N/A 5.14 (e) 89.2 (e)
9.49 4,658,602 0.69 (f) 0.69 (g) 5.43 87.3
(2.36) 4,978,450 0.76 (f) 0.75 (g) 5.00 106.9
9.00 5,811,464 0.79 (f) 0.76 (g) 5.26 120.1
6.80 3,865,786 0.86 0.76 (g) 5.58 101.1
(1.19) 3,371,424 0.78 0.77 (g) 4.99 76.9
(13.73) (c),(d) 218,274 0.66 (e),(f) N/A 5.16 (e) 89.2 (e)
9.43 (d) 250,055 0.67 (f) 0.67 (g) 5.42 87.3
(2.26) 210,815 0.73 (f) 0.72 (g) 5.11 106.9
3.02 (c) 2,334,310 0.75 (e),(f) 0.72 (e),(g) 4.92 (e) 120.1 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2020.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(h) Period from July 11, 2016, date operations commenced, through October 31, 2016.
(i) Period from June 12, 2017, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
2020 (b) $ 10 .90 $ 0 .09 ( $ 2 .33 ) ( $ 2 .24 ) ( $ 0 .12 ) ( $ 0 .31 ) ( $ 0 .43 ) $ 8 .23
2019 9 .25 0 .17 1 .93 2 .10 ( 0 .39 ) ( 0 .06 ) ( 0 .45 ) 10 .90
2018 9 .49 0 .20 – 0 .20 ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 9 .25
2017 8 .92 0 .13 0 .73 0 .86 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 9 .49
2016 9 .32 0 .15 ( 0 .16 ) ( 0 .01 ) ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 8 .92
2015 9 .26 0 .14 0 .23 0 .37 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 9 .32
R-3 shares
2020 (b) 10 .88 0 .07 ( 2 .34 ) ( 2 .27 ) ( 0 .10 ) ( 0 .31 ) ( 0 .41 ) 8 .20
2019 9 .24 0 .12 1 .92 2 .04 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 10 .88
2018 9 .48 0 .15 0 .01 0 .16 ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 9 .24
2017 8 .92 0 .07 0 .74 0 .81 ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 9 .48
2016 (f) 8 .61 0 .06 0 .32 0 .38 ( 0 .07 ) – ( 0 .07 ) 8 .92
R-4 shares
2020 (b) 10 .88 0 .07 ( 2 .32 ) ( 2 .25 ) ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 8 .20
2019 9 .24 0 .14 1 .92 2 .06 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 10 .88
2018 9 .48 0 .18 – 0 .18 ( 0 .27 ) ( 0 .15 ) ( 0 .42 ) 9 .24
2017 8 .92 0 .09 0 .73 0 .82 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 9 .48
2016 (f) 8 .61 0 .07 0 .32 0 .39 ( 0 .08 ) – ( 0 .08 ) 8 .92
R-5 shares
2020 (b) 10 .90 0 .07 ( 2 .32 ) ( 2 .25 ) ( 0 .11 ) ( 0 .31 ) ( 0 .42 ) 8 .23
2019 9 .26 0 .14 1 .94 2 .08 ( 0 .38 ) ( 0 .06 ) ( 0 .44 ) 10 .90
2018 9 .50 0 .19 – 0 .19 ( 0 .28 ) ( 0 .15 ) ( 0 .43 ) 9 .26
2017 8 .93 0 .11 0 .73 0 .84 ( 0 .24 ) ( 0 .03 ) ( 0 .27 ) 9 .50
2016 (f) 8 .61 0 .08 0 .32 0 .40 ( 0 .08 ) – ( 0 .08 ) 8 .93
R-6 shares
2020 (b) 10 .90 0 .10 ( 2 .34 ) ( 2 .24 ) ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 8 .23
2019 9 .25 0 .17 1 .94 2 .11 ( 0 .40 ) ( 0 .06 ) ( 0 .46 ) 10 .90
2018 9 .49 0 .21 – 0 .21 ( 0 .30 ) ( 0 .15 ) ( 0 .45 ) 9 .25
2017 8 .92 0 .13 0 .73 0 .86 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 9 .49
2016 9 .32 0 .14 ( 0 .15 ) ( 0 .01 ) ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 8 .92
2015 (g) 9 .28 0 .12 0 .23 0 .35 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 9 .32

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 21 .31 ) % (c) $ 1,667,811 0 .94% (d) ,(e) 1 .94% (d) 47 .3% (d)
23 .55 2,203,413 0 .94 (e) 1 .73 42 .4
2 .10 2,176,030 0 .94 (e) 2 .15 24 .3
9 .91 1,682,911 0 .94 (e) 1 .47 67 .3
( 0 .10 ) 2,620,500 0 .90 1 .69 54 .7
4 .09 2,521,188 0 .90 (e) 1 .55 47 .5
( 21 .55 ) (c) 332 1 .45 (d) 1 .42 (d) 47 .3 (d)
22 .86 385 1 .44 1 .16 42 .4
1 .62 360 1 .44 1 .60 24 .3
9 .32 196 1 .46 0 .81 67 .3
4 .39 (c) 21 1 .44 (d) 0 .96 (d) 54 .7 (d)
( 21 .47 ) (c) 658 1 .26 (d) 1 .39 (d) 47 .3 (d)
23 .08 44 1 .25 1 .41 42 .4
1 .80 63 1 .25 1 .85 24 .3
9 .47 54 1 .27 0 .96 67 .3
4 .48 (c) 21 1 .25 (d) 1 .15 (d) 54 .7 (d)
( 21 .35 ) (c) 246 1 .14 (d) 1 .46 (d) 47 .3 (d)
23 .24 161 1 .13 1 .36 42 .4
1 .92 12 1 .13 1 .98 24 .3
9 .70 11 1 .15 1 .25 67 .3
4 .63 (c) 10 1 .13 (d) 1 .31 (d) 54 .7 (d)
( 21 .30 ) (c) 965,165 0 .88 (d) ,(e) 1 .99 (d) 47 .3 (d)
23 .63 1,133,581 0 .87 (e) 1 .72 42 .4
2 .16 735,742 0 .88 (e) 2 .22 24 .3
9 .93 486,620 0 .88 (e) 1 .34 67 .3
( 0 .13 ) 1,108 0 .94 (e) 1 .48 54 .7
3 .83 (c) 39 0 .94 (d) ,(e) 1 .42 (d) 47 .5 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2020.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Period from March 1, 2016, date operations commenced, through October 31, 2016.
(g) Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2020 (c) $ 10.55 $ 0.10 $ 0.09 $ 0.19 ( $ 0.12) ( $ 0.12) $ 10.62
2019 9.97 0.20 0.63 0.83 (0.25) (0.25) 10.55
2018 10.44 0.21 (0.41) (0.20) (0.27) (0.27) 9.97
2017 10.86 0.30 (0.36) (0.06) (0.36) (0.36) 10.44
2016 10.95 0.31 (0.02) 0.29 (0.38) (0.38) 10.86
2015 11.05 0.24 (0.05) 0.19 (0.29) (0.29) 10.95
Institutional shares
2020 (c) 10.54 0.11 0.10 0.21 (0.14) (0.14) 10.61
2019 9.96 0.24 0.63 0.87 (0.29) (0.29) 10.54
2018 10.43 0.24 (0.41) (0.17) (0.30) (0.30) 9.96
2017 10.85 0.33 (0.36) (0.03) (0.39) (0.39) 10.43
2016 10.94 0.34 (0.01) 0.33 (0.42) (0.42) 10.85
2015 11.04 0.28 (0.05) 0.23 (0.33) (0.33) 10.94
R-1 shares
2020 (c) 10.55 0.07 0.10 0.17 (0.10) (0.10) 10.62
2019 9.96 0.16 0.64 0.80 (0.21) (0.21) 10.55
2018 10.44 0.16 (0.42) (0.26) (0.22) (0.22) 9.96
2017 10.86 0.25 (0.36) (0.11) (0.31) (0.31) 10.44
2016 10.94 0.26 (0.01) 0.25 (0.33) (0.33) 10.86
2015 11.04 0.19 (0.05) 0.14 (0.24) (0.24) 10.94
R-2 shares
2020 (c) 10.54 0.08 0.11 0.19 (0.11) (0.11) 10.62
2019 9.96 0.17 0.64 0.81 (0.23) (0.23) 10.54
2018 10.44 0.18 (0.43) (0.25) (0.23) (0.23) 9.96
2017 10.86 0.26 (0.36) (0.10) (0.32) (0.32) 10.44
2016 10.94 0.28 (0.01) 0.27 (0.35) (0.35) 10.86
2015 11.04 0.21 (0.05) 0.16 (0.26) (0.26) 10.94
R-3 shares
2020 (c) 10.55 0.09 0.10 0.19 (0.12) (0.12) 10.62
2019 9.96 0.19 0.64 0.83 (0.24) (0.24) 10.55
2018 10.44 0.19 (0.42) (0.23) (0.25) (0.25) 9.96
2017 10.86 0.28 (0.36) (0.08) (0.34) (0.34) 10.44
2016 10.94 0.30 (0.01) 0.29 (0.37) (0.37) 10.86
2015 11.04 0.23 (0.05) 0.18 (0.28) (0.28) 10.94
R-4 shares
2020 (c) 10.55 0.10 0.11 0.21 (0.13) (0.13) 10.63
2019 9.97 0.21 0.63 0.84 (0.26) (0.26) 10.55
2018 10.44 0.21 (0.41) (0.20) (0.27) (0.27) 9.97
2017 10.86 0.30 (0.36) (0.06) (0.36) (0.36) 10.44
2016 10.95 0.32 (0.02) 0.30 (0.39) (0.39) 10.86
2015 11.04 0.25 (0.04) 0.21 (0.30) (0.30) 10.95
R-5 shares
2020 (c) 10.55 0.11 0.10 0.21 (0.13) (0.13) 10.63
2019 9.97 0.22 0.64 0.86 (0.28) (0.28) 10.55
2018 10.45 0.22 (0.42) (0.20) (0.28) (0.28) 9.97
2017 10.86 0.32 (0.35) (0.03) (0.38) (0.38) 10.45
2016 10.95 0.33 (0.02) 0.31 (0.40) (0.40) 10.86
2015 11.05 0.26 (0.05) 0.21 (0.31) (0.31) 10.95

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1.86% (d),(e) $ 116,626 0.84% (f) 0.87% (f) 1.83% (f) 36.7% (f)
8.45 (e) 108,140 0.88 0.91 1.96 23.2
(1.98) (e) 100,537 0.85 0.88 2.03 19.9
(0.51) (e) 117,595 0.80 0.83 2.86 22.6
2.72 (e) 139,808 0.82 0.86 2.88 31.4
1.75 (e) 133,414 0.85 0.90 2.19 31.0
2.02 (d) 1,258,367 0.53 (f),(g) – 2.15 (f) 36.7 (f)
8.84 1,236,943 0.53 (g) – 2.31 23.2
(1.67) 1,058,699 0.53 (g) – 2.35 19.9
(0.24) 1,038,933 0.53 (g) – 3.10 22.6
3.03 922,143 0.53 – 3.16 31.4
2.08 1,001,014 0.52 – 2.51 31.0
1.63 (d) 3,029 1.29 (f),(g) – 1.39 (f) 36.7 (f)
8.12 3,324 1.29 (g) – 1.55 23.2
(2.51) 2,412 1.29 (g) – 1.59 19.9
(0.99) 2,442 1.29 (g) – 2.37 22.6
2.25 (h) 2,866 1.29 (g) – 2.41 31.4
1.40 (h) 2,703 1.29 (g) – 1.75 31.0
1.80 (d) 2,022 1.16 (f),(g) – 1.53 (f) 36.7 (f)
8.15 4,305 1.16 (g) – 1.68 23.2
(2.38) 4,400 1.16 (g) – 1.72 19.9
(0.86) 13,259 1.16 (g) – 2.49 22.6
2.48 14,622 1.16 (g) – 2.59 31.4
1.44 7,499 1.16 (g) – 1.87 31.0
1.79 (d) 11,559 0.98 (f),(g) – 1.70 (f) 36.7 (f)
8.45 11,288 0.98 (g) – 1.86 23.2
(2.21) 10,622 0.98 (g) – 1.90 19.9
(0.69) 12,666 0.98 (g) – 2.68 22.6
2.66 14,995 0.98 (g) – 2.71 31.4
1.62 17,243 0.98 (g) – 2.05 31.0
1.98 (d) 6,324 0.79 (f),(g) – 1.89 (f) 36.7 (f)
8.55 9,826 0.79 (g) – 2.05 23.2
(1.92) 10,117 0.79 (g) – 2.09 19.9
(0.50) 16,048 0.79 (g) – 2.84 22.6
2.76 14,676 0.79 (g) – 2.94 31.4
1.90 10,391 0.79 (g) – 2.25 31.0
2.04 (d) 24,283 0.67 (f),(g) – 2.01 (f) 36.7 (f)
8.67 22,401 0.67 (g) – 2.17 23.2
(1.90) 20,523 0.67 (g) – 2.20 19.9
(0.29) 18,055 0.67 (g) – 3.02 22.6
2.88 24,759 0.67 (g) – 3.03 31.4
1.93 22,979 0.67 (g) – 2.36 31.0
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2020 (b) $ 1 .00 $ 0.01 $ – $ 0.01 ( $ 0.01) $ – ( $ 0.01) $ 1.00
2019 1.00 0.02 – 0.02 (0.02) – (0.02) 1.00
2018 (f) 1.00 0.01 – 0.01 (0.01) – (0.01) 1.00
HIGH INCOME FUND
Institutional shares
2020 (b) 9.30 0.28 (0.95) (0.67) ( 0 .30) – (0.30) 8.33
2019 9.45 0.60 (0.13) 0.47 (0.62) – (0.62) 9.30
2018 9.98 0.56 (0.53) 0.03 (0.56) – (0.56) 9.45
2017 9.81 0.51 0.17 0.68 (0.51) – (0.51) 9.98
2016 9.65 0.54 0.17 0.71 (0.55) – (0.55) 9.81
2015 10.49 0.55 (0.76) (0.21) (0.55) (0.08) (0.63) 9.65
HIGH YIELD FUND
Institutional shares
2020 (b) 7.10 0.20 (0.64) (0.44) (0.21) – (0.21) 6.45
2019 7.06 0.40 0.06 0 .46 (0.42) – (0.42) 7.10
2018 7.50 0.41 (0.42) (0.01) (0.43) – (0.43) 7.06
2017 7 .19 0.40 0.31 0.71 (0.40) – (0.40) 7.50
2016 7.12 0.42 0.10 0.52 (0.45) – (0.45) 7.19
2015 7.67 0.42 (0.46) (0.04) (0.43) (0.08) (0.51) 7.12
R-6 shares
2020 (b) 7.10 0.20 (0.64) (0.44) (0.21) – (0.21) 6.45
2019 7.06 0.41 0.06 0.47 (0.43) – (0.43) 7.10
2018 7.50 0.42 (0.42) – (0.44) – (0.44) 7.06
2017 (i) 7.14 0.38 0.35 0.73 (0.37) – (0.37) 7.50

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.60% (c) $ 4,397,733 0.14% (d),(e) – % 1.17% (d) 0.0% (d)
2.17 3,972,463 0.14 (e) – 2 .13 0.0
1.38 (c) 3,285,396 0.14 (d),(e) – 1.58 (d) 0.0 (d)
(7.51) (c),(g) 2,666,834 0.61 (d),(e) – 6.26 (d) 62.7 (d)
5.22 (g) 3,112,267 0.61 (e) – 6.42 56.5
0.35 3,755,184 0.65 – 5.81 42.5
7.08 1,157,781 0.66 – 5.19 104.8
7.75 958,923 0.66 – 5.76 51.5
(2.11) 872,382 0.65 – 5 .40 49.6
(6.37) (c) 1,292,834 0.61 (d) 0.65 (d),(h) 5.74 (d) 74.6 (d)
6.76 1,496,764 0.61 0.66 (h) 5.75 49.8
(0.15) 1,686,309 0.61 0.62 (h) 5.67 42.0
10.03 1,964,832 0.61 0.63 (h) 5.41 51.2
7.76 1,713,770 0.61 0.64 (h) 6.02 42.7
(0.49) 1,641,089 0.60 0.60 (h) 5.71 45.1
(6.33) (c) 730,084 0.52 (d),(e) – 5.82 (d) 74.6 (d)
6.86 688,121 0.52 (e) – 5.81 49.8
(0.06) 447,288 0.52 (e) – 5.76 42.0
10.41 (c) 449,314 0.53 (d),(e) – 5.37 (d) 51.2 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2020.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Period from December 20, 2017, date operations commenced, through October 31, 2018.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Excludes expense reimbursement from Manager.
(i) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
INFLATION PROTECTION FUND
Class J shares
2020 (c) $ 8.22 $ 0.04 $ 0.28 $ 0.32 ( $ 0.02) ( $ 0.02) $ 8.52
2019 7.96 0.08 0.49 0.57 (0.31) (0.31) 8.22
2018 8.28 0.15 (0.31) ( 0 .16) (0.16) (0.16) 7.96
2017 8.42 0.10 (0.18) (0.08) (0.06) (0.06) 8.28
2016 8.11 0.01 0 .35 0.36 (0.05) (0.05) 8.42
2015 8.46 (0.05) (0.20) (0.25) (0.10) (0.10) 8.11
Institutional shares
2020 (c) 8.63 0.07 0.30 0.37 (0.05) (0.05) 8.95
2019 8.33 0.15 0.51 0.66 (0.36) (0.36) 8.63
2018 8.61 0.21 (0.32) (0.11) (0.17) (0.17) 8.33
2017 8.72 0.16 (0.20) (0.04) (0.07) (0.07) 8.61
2016 8.35 0.07 0.37 0.44 (0.07) (0.07) 8.72
2015 8.66 0.03 (0.22) (0.19) (0.12) (0.12) 8.35
R-1 shares
2020 (c) 8.06 0.03 0.28 0.31 (0.02) (0.02) 8.35
2019 7.81 0.08 0.47 0.55 (0.30) ( 0 .30) 8.06
2018 8.14 0.14 (0.32) (0.18) (0.15) (0.15) 7.81
2017 8.29 0.08 (0.18) (0.10) (0.05) (0.05) 8.14
2016 8.00 0.01 0.33 0.34 (0.05) (0.05) 8.29
2015 8.35 (0.07) (0.19) (0.26) (0.09) (0.09) 8 .00
R-2 shares
2020 (c) 8.13 0.03 0.28 0.31 (0.02) (0.02) 8.42
2019 7.88 0.09 0.47 0.56 (0.31) (0.31) 8.13
2018 8.19 0.15 (0.30) (0.15) (0.16) (0.16) 7.88
2017 8.35 0.09 (0.19) (0.10) (0.06) ( 0 .06) 8.19
2016 8.04 0.01 0.35 0.36 (0.05) (0.05) 8.35
2015 8.39 (0.06) (0.19) (0.25) (0.10) (0.10) 8.04
R-3 shares
2020 (c) 8.25 0.04 0.29 0.33 (0.03) (0.03) 8.55
2019 7.98 0.10 0.49 0.59 (0.32) (0.32) 8.25
2018 8.29 0.16 (0.31) (0.15) (0.16) (0.16) 7.98
2017 8.44 0.11 (0.20) (0.09) ( 0 .06) (0.06) 8.29
2016 8.12 0.02 0.36 0.38 (0.06) (0.06) 8.44
2015 8.46 (0.05) (0.19) (0.24) (0.10) (0.10) 8.12
R-4 shares
2020 (c) 8.37 0.05 0.29 0.34 (0.04) (0.04) 8.67
2019 8.09 0.12 0.49 0.61 (0.33) (0.33) 8.37
2018 8.39 0.17 (0.30) (0.13) (0.17) (0.17) 8.09
2017 8.52 0.12 (0.18) ( 0 .06) (0.07) (0.07) 8.39
2016 8.19 0.04 0.35 0.39 (0.06) (0.06) 8.52
2015 8.52 (0.02) (0.20) (0.22) (0.11) (0.11) 8.19
R-5 shares
2020 (c) 8.46 0.06 0.29 0.35 (0.04) (0.04) 8.77
2019 8.18 0.12 0.50 0.62 (0.34) (0.34) 8.46
2018 8.47 0.19 (0.31) (0.12) (0.17) (0.17) 8.18
2017 8.59 0.14 ( 0 .19) (0.05) (0.07) (0.07) 8.47
2016 8.25 0.05 0.35 0.40 (0.06) (0.06) 8.59
2015 8.57 – (0.21) ( 0 .21) (0.11) (0.11) 8.25

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.94% (d),(e) $ 7,959 1.15% (f) 1.19% (f) 0.89% (f) 69.8% (f)
7.37 (e) 6,177 1.18 1.27 1.00 68.4
(2.02) (e) 6,213 1.07 1.10 1.85 84.0
(0.95) (e) 7,394 1.04 1.07 1.17 60.9
4.51 (e) 7,758 1.09 1.12 0.17 62.0
(2.96) (e) 7,516 1.10 1.13 (0.63) 54.5
4.34 (d) 1,587,876 0.39 (f) – 1.55 (f) 69.8 (f)
8.15 1,720,548 0.39 – 1.82 68.4
(1.27) 1,542,325 0.39 – 2.51 84.0
(0.39) 1,527,671 0.39 – 1.83 60.9
5.30 1,770,164 0.38 – 0.88 62.0
(2.26) 1,608,193 0.39 – 0.41 54.5
3.87 (d) 1,362 1.26 (f) – 0.79 (f) 69.8 (f)
7.29 1,009 1.27 – 0.96 68.4
(2.22) 988 1.27 – 1.69 84.0
(1.15) 1,018 1.26 – 0.97 60.9
4.31 1,017 1.26 – 0.12 62.0
(3.09) 693 1.27 – (0.80) 54.5
3.87 (d) 351 1.13 (f) – 0.64 (f) 69.8 (f)
7.33 474 1.14 – 1.10 68.4
(1.91) 492 1.14 – 1.84 84.0
(1.19) 672 1.13 – 1.07 60.9
4.44 (g) 524 1.13 – 0.07 62.0
(2.86) (g) 533 1.14 – (0.74) 54.5
4.00 (d) 7,398 0.95 (f) – 1.04 (f) 69.8 (f)
7.64 6,836 0.96 – 1.22 68.4
(1.85) 6,781 0.96 – 1.97 84.0
(1.02) 5,839 0.95 – 1.28 60.9
4.69 5,602 0.95 – 0.29 62.0
(2.80) 4,825 0.96 – (0.54) 54.5
4.04 (d) 1,538 0.76 (f) – 1.26 (f) 69.8 (f)
7.82 1,327 0.77 – 1.49 68.4
(1.65) 1,588 0.77 – 2.00 84.0
(0.73) 2,072 0.76 – 1.46 60.9
4.82 2,357 0.76 – 0.45 62.0
(2.62) 1,982 0.77 – (0.21) 54.5
4.17 (d) 3,350 0.64 (f) – 1.39 (f) 69.8 (f)
7.82 2,679 0.65 – 1.43 68.4
(1.48) 3,427 0.65 – 2.24 84.0
(0.59) 3,412 0.64 – 1.61 60.9
4.93 3,833 0.64 – 0.65 62.0
(2.45) 4,259 0.65 – (0.04) 54.5
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
2020 (c) $ 24.09 $ 0.06 ( $ 2.59) ( $ 2.53) ( $ 0.49) ( $ 0.28) ( $ 0.77) $ 20.79
2019 23.15 0.48 1.16 1.64 (0.19) (0.51) (0.70) 24.09
2018 28.11 0.25 (4.92) (4.67) (0.29) – (0.29) 23.15
2017 21.93 0.24 6.17 6.41 (0.23) – (0.23) 28.11
2016 20.61 0.13 1.28 1.41 (0.09) – (0.09) 21.93
2015 24.14 0.19 (3.41) (3.22) (0.31) – (0.31) 20.61
Institutional shares
2020 (c) 24.78 0.08 (2.65) (2.57) (0.54) (0.28) (0.82) 21.39
2019 23.83 0.58 1.14 1.72 (0.26) (0.51) (0.77) 24.78
2018 28.92 0.33 (5.07) (4.74) (0.35) – (0.35) 23.83
2017 22.59 0.23 6.40 6.63 (0.30) – (0.30) 28.92
2016 21.24 0.20 1.33 1.53 (0.18) – (0.18) 22.59
2015 24.88 0.26 (3.49) (3.23) (0.41) – (0.41) 21.24
R-1 shares
2020 (c) 24.66 (0.02) (2.67) (2.69) (0.30) (0.28) (0.58) 21.39
2019 23.66 0.34 1.20 1.54 (0.03) (0.51) (0.54) 24.66
2018 28.74 0.09 (5.03) (4.94) (0.14) – (0.14) 23.66
2017 22.42 0.09 6.33 6.42 (0.10) – (0.10) 28.74
2016 21.08 0.03 1.31 1.34 – – – 22.42
2015 24.66 0.10 (3.51) (3.41) (0.17) – (0.17) 21.08
R-2 shares
2020 (c) 24.56 – (2.65) (2.65) (0.36) (0.28) (0.64) 21.27
2019 23.53 0.36 1.20 1.56 (0.02) (0.51) (0.53) 24.56
2018 28.58 0.09 (4.97) (4.88) (0.17) – (0.17) 23.53
2017 22.31 0.13 6.29 6.42 (0.15) – (0.15) 28.58
2016 20.95 0.06 1.30 1.36 – – – 22.31
2015 24.52 0.11 (3.47) (3.36) (0.21) – (0.21) 20.95

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(11.03) % (d),(e) ,(f ) $ 74,760 1.37% (g) 1.74% (g) 0.53% (g) 54.5% (g)
7.41 (e) 88,924 1.41 1.78 2.06 148.3
(16.80) (e) 92,909 1.53 (h) 1.63 0.88 118.1
29.62 (e) 130,717 1.53 (h) 1.64 0.99 97.4
6.87 (e) 97,753 1.64 1.67 0.65 120.3
(13.47) (e) 99,723 1.66 1.69 0.86 88.4
(10.98) (d ) , ( f) ,(i) 96,454 1.20 (g ),( j) – 0.70 (g) 54.5 (g)
7.60 (i) 111,045 1.22 (j) – 2.39 148.3
(16.61) 98,961 1.31 (h ),( j) – 1.14 118.1
29.91 (i) 97,637 1.30 (h ),( j) – 0.96 97.4
7.27 (i) 756,257 1.27 – 0.97 120.3
(13.13) 948,114 1.25 – 1.10 88.4
(11.31) (d ) , ( f) 1,252 2.04 (g ),( j) – (0.16) (g) 54.5 (g)
6.72 1,970 2.04 (j) – 1.41 148.3
(17.29) 2,066 2.13 (h) – 0.30 118.1
28.83 2,985 2.13 (h) – 0.36 97.4
6.36 2,585 2.13 – 0.14 120.3
(13.88) 2,842 2.12 – 0.42 88.4
(11.24) (d ) , ( f) 1,396 1.91 (g ),( j) – (0.03) (g) 54.5 (g)
6.87 1,792 1.91 (j) – 1.52 148.3
(17.19) 2,040 2.00 (h) – 0.32 118.1
29.00 4,638 2.00 (h) – 0.53 97.4
6.49 3,346 2.00 – 0.30 120.3
(13.76) 3,777 1.99 – 0.46 88.4

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EMERGING MARKETS FUND
R-3 shares
2020 (c) $ 24.72 $ 0.02 ( $ 2.67) ( $ 2.65) ( $ 0.41) ( $ 0.28) ( $ 0.69) $ 21.38
2019 23.70 0.41 1.20 1.61 (0.08) (0.51) (0.59) 24.72
2018 28.78 0.16 (5.02) (4.86) (0.22) – (0.22) 23.70
2017 22.46 0.17 6.33 6.50 (0.18) – (0.18) 28.78
2016 21.10 0.10 1.31 1.41 (0.05) – (0.05) 22.46
2015 24.68 0.16 (3.49) (3.33) (0.25) – (0.25) 21.10
R-4 shares
2020 (c) 24.84 0.04 (2.68) (2.64) (0.42) (0.28) (0.70) 21.50
2019 23.83 0.42 1.24 1.66 (0.14) (0.51) (0.65) 24.84
2018 28.93 0.23 (5.07) (4.84) (0.26) – (0.26) 23.83
2017 22.58 0.22 6.36 6.58 (0.23) – (0.23) 28.93
2016 21.20 0.13 1.33 1.46 (0.08) – (0.08) 22.58
2015 24.82 0.21 (3.52) (3.31) (0.31) – (0.31) 21.20
R-5 shares
2020 (c) 24.84 0.06 (2.67) (2.61) (0.48) (0.28) (0.76) 21.47
2019 23.87 0.47 1.21 1.68 (0.20) (0.51) (0.71) 24.84
2018 28.98 0.25 (5.06) (4.81) (0.30) – (0.30) 23.87
2017 22.61 0.25 6.36 6.61 (0.24) – (0.24) 28.98
2016 21.26 0.15 1.32 1.47 (0.12) – (0.12) 22.61
2015 24.89 0.24 (3.53) (3.29) (0.34) – (0.34) 21.26
R-6 shares
2020 (c) 24.79 0.10 (2.66) (2.56) (0.55) (0.28) (0.83) 21.40
2019 23.84 0.15 1.58 1.73 (0.27) (0.51) (0.78) 24.79
2018 28.93 0.35 (5.08) (4.73) (0.36) – (0.36) 23.84
2017 (k) 21.57 0.44 7.23 7.67 (0.31) – (0.31) 28.93

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(11.18) % (d ) ,( f) $ 4,731 1.73% (g ),( j) – % 0.17% (g) 54.5 (g)
7.05 6,052 1.73 (j) – 1.70 148.3
(17.04) 6,718 1.82 (h) – 0.55 118.1
29.22 11,390 1.82 (h) – 0.69 97.4
6.70 10,275 1.82 – 0.48 120.3
(13.60) 10,805 1.81 – 0.71 88.4
(11.14) (d ) ,( f) ,(i) 2,654 1.54 (g ),( j) – 0.35 (g) 54.5 (g)
7.28 (i) 4,440 1.54 (j) – 1.72 148.3
(16.89) 7,036 1.63 (h) – 0.80 118.1
29.50 12,547 1.63 (h) – 0.89 97.4
6.86 (i) 8,340 1.63 – 0.66 120.3
(13.42) (i) 8,922 1.62 – 0.90 88.4
(11.06) (d ) ,( f) ,(i) 7,287 1.42 (g ),( j) – 0.47 (g) 54.5 (g)
7.40 (i) 10,943 1.42 (j) – 1.96 148.3
(16.81) 13,593 1.51 (h) – 0.88 118.1
29.65 18,592 1.51 (h) – 0.99 97.4
6.99 18,989 1.51 – 0.73 120.3
(13.33) 22,656 1.50 – 1.01 88.4
(10.92) (d ) ,( f) ,(i) 4,880 1.09 (g ),( j) – 0.86 (g) 54.5 (g)
7.66 (i) 7,834 1.14 (j) – 0.63 148.3
(16.58) 437,789 1.22 (h ),( j) – 1.21 118.1
36.08 (d) 588,245 1.22 (g ),( h),(j) – 1.67 (g) 97.4 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) During 2019, the Fund experience a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(g) Computed on an annualized basis.
(h) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(j) Reflects Manager's contractual expense limit.
(k) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL FUND I
Institutional shares
2020 (c) $ 14.94 $ 0.06 ( $ 1.40) ( $ 1.34) ( $ 0.38) $ – ( $ 0.38) $ 13.22
2019 14.17 0.33 1.42 1.75 (0.32) (0.66) (0.98) 14.94
2018 16.73 0.33 (2.71) (2.38) (0.18) – (0.18) 14.17
2017 13.11 0.17 3.58 3.75 (0.13) – (0.13) 16.73
2016 13.53 0.13 (0.45) (0.32) (0.10) – (0.10) 13.11
2015 13.65 0.16 0.03 0.19 (0.31) – (0.31) 13.53
R-1 shares
2020 (c) 14.85 – (1.40) (1.40) (0.24) – (0.24) 13.21
2019 14.06 0.22 1.42 1.64 (0.19) (0.66) (0.85) 14.85
2018 16.62 0.15 (2.65) (2.50) (0.06) – (0.06) 14.06
2017 12.99 0.05 3.58 3.63 – – – 16.62
2016 13.42 0.02 (0.45) (0.43) – – – 12.99
2015 13.54 0 .04 0.03 0.07 (0.19) – (0.19) 13.42
R-2 shares
2020 (c) 14.93 0.01 (1.40) (1.39) (0.27) – (0.27) 13.27
2019 14.11 0.25 1.42 1.67 (0.19) (0.66) (0.85) 14.93
2018 16.67 0.14 (2.63) (2.49) (0.07) – (0.07) 14.11
2017 13.06 0.07 3.58 3.65 (0.04) – (0.04) 16.67
2016 13.48 0.04 (0.46) (0.42) – – – 13.06
2015 13.57 0.06 0.04 0.10 (0.19) – (0.19) 13.48
R-3 shares
2020 (c) 14.89 0.02 (1.39) (1.37) (0.30) – (0.30) 13.22
2019 14.11 0.24 1.44 1.68 (0.24) (0.66) (0.90) 14.89
2018 16.66 0.20 (2.65) (2.45) (0.10) – (0.10) 14.11
2017 13.05 0.10 3.57 3.67 (0.06) – (0.06) 16.66
2016 13.47 0.06 (0.45) (0.39) (0.03) – (0.03) 13.05
2015 13.57 0.08 0.04 0.12 (0.22) – (0.22) 13.47
R-4 shares
2020 (c) 14.90 0.04 (1.40) (1.36) (0.31) – (0.31) 13.23
2019 14.14 0.30 1.41 1.71 (0.29) (0.66) (0.95) 14.90
2018 16.70 0.25 (2.68) (2.43) (0.13) – (0.13) 14.14
2017 13.07 0.13 3.58 3.71 (0.08) – (0.08) 16.70
2016 13.49 0.09 (0.46) (0.37) (0.05) – (0.05) 13.07
2015 13.60 0.10 0.06 0.16 (0.27) – (0.27) 13.49
R-5 shares
2020 (c) 14.91 0.05 (1.41) (1.36) (0.33) – (0.33) 13.22
2019 14.12 0 .31 1.42 1.73 (0.28) (0.66) (0.94) 14.91
2018 16.68 0.25 (2.66) (2.41) (0.15) – (0.15) 14.12
2017 13.06 0.15 3.57 3.72 (0.10) – (0.10) 16.68
2016 13.49 0.08 (0.44) (0.36) (0.07) – (0.07) 13.06
2015 13.61 0.12 0.05 0.17 (0.29) – (0.29) 13.49
R-6 shares
2020 (c) 14.94 0.07 (1.40) (1.33) (0.39) – (0.39) 13.22
2019 14.17 0.36 1.40 1.76 (0.33) (0.66) (0.99) 14.94
2018 16.72 0.30 (2.66) (2.36) (0.19) – (0.19) 14.17
2017 (h) 12.67 0.18 4.00 4.18 (0.13) – (0.13) 16.72

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(9.37) % (d) $ 94,637 0.90% (e) 1.02% (e) 0.81% (e) 60.6% (e)
14.09 114,993 0.92 1 .08 2.38 71.0
(14.42) 141,451 1.00 1.03 1.96 70.2
28.96 109,543 1.00 1.01 1.25 66.6
(2.36) 296,966 1.00 1.01 1.02 69.9
1.32 (f) 316,421 0.97 0.97 1.14 52.8
(9.65) (d) 1,224 1.67 (e),(g) – 0.01 (e) 60.6 (e)
13.14 1,701 1.72 (g) – 1.63 71.0
(15.12) 2,020 1.82 – 0.92 70.2
27.95 2,688 1.82 – 0.35 66.6
(3.20) 2,759 1.85 – 0.16 69.9
0.48 (f) 3,710 1.81 – 0.30 52.8
(9.60) (d) 1,264 1.54 (e),(g) – 0.12 (e) 60.6 (e)
13.31 1,697 1.59 (g) – 1.81 71.0
(14 .99) 1,858 1.69 – 0.85 70.2
28.06 4,164 1.69 – 0.50 66.6
(3 .12) 2,577 1.72 – 0.30 69.9
0.71 (f) 3,189 1.68 – 0.44 52.8
(9.50) (d) 1,972 1.36 (e),(g) – 0.27 (e) 60.6 (e)
13.44 2,906 1.41 (g) – 1.77 71.0
(14.80) 4,019 1.51 – 1.19 70.2
28.30 5,663 1.51 – 0.72 66.6
(2.90) 5,326 1.54 – 0.49 69.9
0.86 (f) 4,721 1.50 – 0.59 52.8
(9.43) (d) 2,953 1.17 (e),(g) – 0.56 (e) 60.6 (e)
13 .71 3,285 1.22 (g) – 2.20 71.0
(14.69) 5,013 1.32 – 1.48 70.2
28.56 4,041 1.32 – 0.92 66.6
(2.75) 3,386 1.35 – 0.68 69.9
1.11 (f) 3,651 1.31 – 0.71 52.8
(9.43) (d) 1,524 1.05 (e),(g) – 0.65 (e) 60.6 (e)
13.90 1,932 1.10 (g) – 2.27 71.0
(14.61) 3,064 1.20 – 1.49 70.2
28.78 5,382 1.20 – 1.04 66.6
(2.69) 3,710 1.23 – 0.61 69.9
1.12 (f) 9,244 1.19 – 0.89 52.8
(9.29) (d) 167,771 0.79 (e),(g) – 0.91 (e) 60.6 (e)
14.19 215,444 0.82 (g) – 2.57 71.0
(14.32) 216,786 0.92 (g) – 1.76 70.2
33.40 (d) 313,479 0.92 (e),(g) – 1.21 (e) 66.6 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Reflects Manager's contractual expense limit.
(h) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
Class J shares
2020 (c) $ 13.00 ( $ 0.01) $ 0.84 $ 0.83 $ – ( $ 1.28) ( $ 1.28) $ 12.55
2019 12.86 – 1.85 1.85 (0.01) (1.70) (1.71) 13.00
2018 12.62 (0.02) 1.65 1.63 – (1.39) (1.39) 12.86
2017 10.22 (0.01) 2.94 2.93 – (0.53) (0.53) 12.62
2016 11.70 (0.01) 0.02 0.01 – (1.49) (1.49) 10.22
2015 11.97 (0.02) 1.02 1.00 – (1.27) (1.27) 11.70
Institutional shares
2020 (c) 16.18 – 1.05 1.05 – (1.28) (1.28) 15.95
2019 15.55 0.02 2.33 2.35 (0.02) (1.70) (1.72) 16.18
2018 15.00 – 1.96 1.96 (0.02) (1.39) (1.41) 15.55
2017 12.03 0.03 3.48 3.51 (0.01) (0.53) (0.54) 15.00
2016 13.49 0.02 0.02 0.04 (0.01) (1.49) (1.50) 12.03
2015 13.59 0.02 1.19 1.21 (0.04) (1.27) (1.31) 13.49
R-1 shares
2020 (c) 13.50 (0.05) 0.87 0.82 – (1.28) (1.28) 13.04
2019 13.35 (0.08) 1.93 1.85 – (1.70) (1.70) 13.50
2018 13.14 (0.11) 1.71 1.60 – (1.39) (1.39) 13.35
2017 10.68 (0.08) 3.07 2.99 – (0.53) (0.53) 13.14
2016 12.23 (0.08) 0.02 (0.06) – (1.49) (1.49) 10.68
2015 12.51 (0.08) 1.07 0.99 – (1.27) (1.27) 12.23
R-2 shares
2020 (c) 13.15 (0.04) 0.84 0.80 – (1.28) (1.28) 12.67
2019 13.04 (0.06) 1.87 1.81 – (1.70) (1.70) 13.15
2018 12.84 (0.09) 1.68 1.59 – (1.39) (1.39) 13.04
2017 10.44 (0.06) 2.99 2.93 – (0.53) (0.53) 12.84
2016 11.97 (0.06) 0.02 (0.04) – (1.49) (1.49) 10.44
2015 12.26 (0.06) 1.04 0.98 – (1.27) (1.27) 11.97

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.41% (d),(e) $ 276,850 0.80% (f) 0.85% (f) (0.10) % (f) 44.8% (f)
17.85 (e) 274,328 0.82 0.87 (0.01) 28.1
13.50 (e) 180,871 0.81 0.86 (0.12) 34.8
30.05 (e) 142,729 0.83 0.88 (0.05) 38.5
0.13 (e) 110,553 0.89 0.94 (0.13) 32.8
9.48 (e) 123,054 0.97 1.02 (0.18) 39.3
6.53 (d) 2,458,682 0.68 (f),(g) – 0.03 (f) 44.8 (f)
18.02 2,366,040 0.68 (g) – 0.15 28.1
13.60 2,181,951 0.67 (g) – 0.03 34.8
30.38 2,184,240 0.63 (g) – 0.24 38.5
0.34 6,436,701 0.62 (g) – 0.14 32.8
9.93 6,608,588 0.61 (g) – 0.19 39.3
6.07 (d) 10,691 1.47 (f),(g) – (0.76) (f) 44.8 (f)
17.12 10,940 1.47 (g) – (0.64) 28.1
12.68 8,097 1.47 (g) – (0.78) 34.8
29.29 7,431 1.47 (g) – (0.68) 38.5
(0.50) 6,716 1.47 (g) – (0.71) 32.8
9.04 (h) 8,078 1.47 (g) – (0.67) 39.3
6.16 (d),(h) 9,022 1.34 (f),(g) – (0.64) (f) 44.8 (f)
17.14 (h) 8,872 1.34 (g) – (0.51) 28.1
12.92 7,951 1.34 (g) – (0.65) 34.8
29.39 10,629 1.34 (g) – (0.54) 38.5
(0.34) 13,145 1.34 (g) – (0.58) 32.8
9.05 16,204 1.34 (g) – (0.54) 39.3

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
R-3 shares
2020 (c) $ 14.48 ( $ 0.03) $ 0.93 $ 0.90 $ – ( $ 1.28) ( $ 1.28) $ 14.10
2019 14.15 (0.04) 2.07 2.03 – (1.70) (1.70) 14.48
2018 13.81 (0.07) 1.80 1.73 – (1.39) (1.39) 14.15
2017 11.17 (0.04) 3.21 3.17 – (0.53) (0.53) 13.81
2016 12.68 (0.04) 0.02 (0.02) – (1.49) (1.49) 11.17
2015 12.88 (0.04) 1.11 1.07 – (1.27) (1.27) 12.68
R-4 shares
2020 (c) 14.83 (0.02) 0.96 0.94 – (1.28) (1.28) 14.49
2019 14.42 (0.02) 2.13 2.11 – (1.70) (1.70) 14.83
2018 14.02 (0.04) 1.83 1.79 – (1.39) (1.39) 14.42
2017 11.31 (0.02) 3.26 3.24 – (0.53) (0.53) 14.02
2016 12.80 (0.02) 0.02 – – (1.49) (1.49) 11.31
2015 12.97 (0.02) 1.12 1.10 – (1.27) (1.27) 12.80
R-5 shares
2020 (c) 15.50 (0.01) 1.00 0.99 – (1.28) (1.28) 15.21
2019 14.98 – 2.22 2.22 – (1.70) (1.70) 15.50
2018 14.49 (0.02) 1.90 1.88 – (1.39) (1.39) 14.98
2017 11.66 (0.01) 3.37 3.36 – (0.53) (0.53) 14.49
2016 13.14 (0.01) 0.02 0.01 – (1.49) (1.49) 11.66
2015 13.27 (0.01) 1.16 1.15 (0.01) (1.27) (1.28) 13.14
R-6 shares
2020 (c) 16.17 0.01 1.05 1.06 (0.02) (1.28) (1.30) 15.93
2019 15.55 0.04 2.31 2.35 (0.03) (1.70) (1.73) 16.17
2018 14.99 0.02 1.96 1.98 (0.03) (1.39) (1.42) 15.55
2017 12.02 – 3.51 3.51 (0.01) (0.53) (0.54) 14.99
2016 13.49 0.01 0.02 0.03 (0.01) (1.49) (1.50) 12.02
2015 ( i ) 13.87 (0.01) 0.94 0.93 (0.04) (1.27) (1.31) 13.49

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.22% (d) $ 81,612 1.16% (f),(g) – % (0.45) % (f) 44.8 (f)
17.46 85,393 1.16 (g) – (0.31) 28.1
13.03 98,560 1.16 (g) – (0.46) 34.8
29.63 116,537 1.16 (g) – (0.36) 38.5
(0.14) 116,736 1.16 (g) – (0.40) 32.8
9.34 152,222 1.16 (g) – (0.36) 39.3
6.35 (d) 70,576 0.97 (f),(g) – (0.26) (f) 44.8 (f)
17.71 80,284 0.97 (g) – (0.14) 28.1
13.28 77,509 0.97 (g) – (0.27) 34.8
29.89 84,785 0.97 (g) – (0.18) 38.5
0.03 74,021 0.97 (g) – (0.21) 32.8
9.52 94,343 0.97 (g) – (0.18) 39.3
6.47 (d),(h) 265,507 0.85 (f),(g) – (0.14) (f) 44.8 (f)
17.72 (h) 293,297 0.85 (g) – (0.01) 28.1
13.48 282,290 0.85 (g) – (0.15) 34.8
30.03 313,275 0.85 (g) – (0.06) 38.5
0.12 273,161 0.85 (g) – (0.09) 32.8
9.70 320,510 0.85 (g) – (0.05) 39.3
6.55 (d) 6,489,549 0.59 (f),(g) – 0.12 (f) 44.8 (f)
18.06 6,356,209 0.59 (g) – 0.24 28.1
13.72 5,378,075 0.59 (g) – 0.10 34.8
30.41 4,927,534 0.59 (g) – 0.00 38.5
0.27 3,333 0.65 (g) – 0.09 32.8
7.72 (d) 1,383 0.65 (f),(g) – (0.09) (f) 39.3 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
( i ) Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class J shares
2020 (c) $ 18.91 $ 0.16 ( $ 0.74) ( $ 0.58) ( $ 0.33) ( $ 0.38) ( $ 0.71) $ 17.62
2019 17.82 0.32 1.91 2.23 (0.30) (0.84) (1.14) 18.91
2018 17.80 0.30 0.92 1.22 (0.27) (0.93) (1.20) 17.82
2017 14.89 0.27 3.11 3.38 (0.27) (0.20) (0.47) 17.80
2016 14.66 0.26 0.32 0.58 (0.23) (0.12) (0.35) 14.89
2015 14.21 0.23 0.45 0.68 ( 0 .22) (0.01) (0.23) 14.66
Institutional shares
2020 (c) 19.12 0.18 (0.74) (0.56) (0.37) (0.38) (0.75) 17.81
2019 18.01 0.36 1.92 2.28 (0.33) (0.84) (1.17) 19.12
2018 17.98 0.34 0.92 1.26 (0.30) (0.93) (1.23) 18.01
2017 15.03 0.31 3.14 3.45 (0.30) (0.20) (0.50) 17.98
2016 14.80 0.30 0.32 0.62 (0.27) (0.12) (0.39) 15.03
2015 14.35 0.27 0.45 0.72 (0.26) (0.01) (0.27) 14.80
R-1 shares
2020 (c) 19.00 0.10 (0.75) (0.65) (0.18) (0.38) (0.56) 17.79
2019 17.87 0.21 1.93 2.14 (0.17) (0.84) (1.01) 19.00
2018 17 .85 0.18 0.91 1.09 (0.14) (0.93) (1.07) 17.87
2017 14.93 0.16 3.13 3.29 (0.17) (0.20) (0.37) 17.85
2016 14.70 0.17 0.32 0.49 (0.14) (0.12) (0.26) 14.93
2015 14.26 0.15 0.44 0.59 (0.14) (0.01) (0.15) 14.70
R-2 shares
2020 (c) 19.18 0.11 (0.75) (0.64) (0.22) (0.38) (0.60) 17.94
2019 18.03 0.23 1.95 2.18 (0.19) (0.84) ( 1 .03) 19.18
2018 17.99 0.21 0.92 1.13 (0.16) (0.93) (1.09) 18.03
2017 15.04 0.19 3.15 3.34 (0.19) (0.20) (0.39) 17.99
2016 14.80 0.19 0.32 0.51 (0.15) (0.12) (0.27) 15.04
2015 14.35 0.17 0.44 0.61 (0.15) (0.01) (0.16) 14.80
R-3 shares
2020 (c) 19.11 0.12 (0.74) (0.62) (0.26) (0.38) (0.64) 17.85
2019 17.98 0.26 1.93 2.19 (0.22) (0.84) (1.06) 19.11
2018 17.95 0.24 0.93 1.17 (0.21) (0.93) (1.14) 17.98
2017 15.02 0.22 3.13 3.35 (0.22) (0.20) (0.42) 17.95
2016 14.78 0.21 0.33 0.54 (0.18) (0.12) (0.30) 15.02
2015 14.33 0.19 0.45 0.64 (0.18) (0.01) (0.19) 14.78
R-4 shares
2020 (c) 19.19 0.14 (0.75) (0.61) (0.30) (0.38) (0.68) 17.90
2019 18.05 0.30 1.94 2.24 (0.26) (0.84) (1.10) 19.19
2018 18.02 0.28 0.92 1.20 (0.24) (0.93) (1.17) 18.05
2017 15.07 0.25 3.14 3.39 (0.24) (0.20) (0.44) 18.02
2016 14.83 0 .24 0.33 0.57 (0.21) (0.12) (0.33) 15.07
2015 14.39 0.22 0.44 0.66 (0.21) (0.01) (0.22) 14.83
R-5 shares
2020 (c) 19.38 0.16 (0.76) (0.60) (0.32) (0.38) (0.70) 18.08
2019 18.22 0.32 1.96 2.28 (0.28) (0.84) (1.12) 19.38
2018 18.18 0.30 0.93 1.23 (0.26) (0.93) (1.19) 18.22
2017 15.20 0.27 3.18 3.45 (0.27) (0.20) ( 0 .47) 18.18
2016 14.95 0.26 0.34 0.60 (0.23) (0.12) (0.35) 15.20
2015 14.50 0.24 0.45 0.69 (0.23) (0.01) (0.24) 14.95

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(3.38) % (d),(e) $ 633,613 0.37% (f) 0.40% (f) 1.69% (f) 8.8% (f)
13.95 (e) 691,045 0.38 0.41 1.82 3.2
6.98 (e) 653,442 0.37 0.40 1.68 5.8
23.14 (e) 641,445 0.37 0.40 1.66 3.4
4.05 (e) 530,674 0.40 0.43 1.79 4.2
4.78 (e) 518,099 0.45 0.50 1.59 6.3
(3.26) (d) 4,037,240 0.17 (f) – 1 .88 (f) 8.8 (f)
14.18 4,175,228 0.17 – 2.02 3.2
7.17 3,693,260 0.16 – 1.88 5.8
23.45 3,568,996 0.16 – 1.87 3.4
4.31 3,244,789 0.16 – 2.03 4.2
5.06 3,232,141 0.16 – 1.87 6.3
(3.66) (d) 11,073 1.04 (f) – 1.03 (f) 8.8 (f)
13.21 14,258 1.03 – 1.17 3.2
6.20 15,612 1.03 – 1.01 5.8
22.33 19,523 1.03 – 0.99 3.4
3.43 18,393 1.04 – 1.17 4.2
4.16 21,157 1.03 – 1 .00 6.3
(3.60) (d) 17,023 0.91 (f) – 1.15 (f) 8.8 (f)
13.35 18,873 0.90 – 1.31 3.2
6.38 21,221 0.90 – 1.15 5.8
22.52 31,137 0.90 – 1.13 3.4
3.53 30,093 0.91 – 1.29 4.2
4.27 30,689 0.90 – 1.14 6.3
(3.51) (d) 164,814 0.73 (f) – 1.33 (f) 8.8 (f)
13.54 181,254 0.72 – 1.48 3.2
6.60 192,273 0.72 – 1.32 5.8
22.65 222,619 0.72 – 1.31 3.4
3.74 194,613 0.73 – 1.47 4.2
4.46 217,562 0.72 – 1.32 6.3
(3.48) (d) 124,952 0.54 (f) – 1.52 (f) 8.8 (f)
13.80 142,497 0.53 – 1.67 3.2
6.76 152,704 0.53 – 1.51 5.8
22.93 195,180 0.53 – 1.50 3.4
3.96 189,284 0.54 – 1.67 4.2
4.62 219,215 0.53 – 1.51 6.3
(3.40) (d) 243,438 0.42 (f) – 1.65 (f) 8.8 (f)
13.95 297,495 0.41 – 1.80 3.2
6.87 352,267 0.41 – 1.63 5.8
23.10 402,781 0.41 – 1.63 3.4
4.11 411,195 0.42 – 1.77 4.2
4.76 381,876 0.41 – 1.63 6.3
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP VALUE FUND III
Class J shares
2020 (c) $ 16.98 $ 0 .11 ( $ 2.42) ( $ 2.31) ( $ 0.31) ( $ 0.74) ( $ 1.05) $ 13.62
2019 16.79 0.31 1.42 1.73 (0.23) (1.31) (1.54) 16.98
2018 16.93 0.23 0.74 0.97 (0.16) (0.95) (1.11) 16.79
2017 14.88 0.21 2.49 2.70 (0.24) (0.41) (0.65) 16 .93
2016 15.58 0.23 0.18 0.41 (0.21) (0.90) (1.11) 14.88
2015 15.55 0.19 0.19 0.38 (0.19) (0.16) (0.35) 15.58
Institutional shares
2020 (c) 17.27 0.13 (2.45) (2.32) (0.37) (0.74) (1.11) 13.84
2019 17.05 0.37 1.44 1.81 (0.28) (1.31) (1.59) 17.27
2018 17.17 0.29 0.75 1.04 (0.21) (0.95) (1.16) 17.05
2017 15.08 0.26 2.53 2.79 (0.29) (0.41) (0.70) 17.17
2016 15.79 0.28 0.18 0.46 (0.27) (0.90) (1.17) 15.08
2015 15.75 0.25 0.20 0.45 (0.25) (0.16) (0.41) 15.79
R-1 shares
2020 (c) 17.13 0.06 (2.44) (2.38) (0.21) (0.74) (0.95) 13.80
2019 16.91 0.23 1.44 1.67 (0.14) (1.31) (1.45) 17.13
2018 17.05 0.13 0.75 0.88 (0.07) (0.95) (1.02) 16.91
2017 14.98 0.12 2.51 2.63 (0.15) (0.41) (0.56) 17.05
2016 15.68 0.15 0.18 0.33 (0.13) (0.90) (1.03) 14.98
2015 15.68 0.11 0.19 0.30 (0.14) (0.16) (0.30) 15.68
R-2 shares
2020 (c) 17.22 0.07 (2.45) (2.38) (0.24) (0.74) (0.98) 13.86
2019 16.99 0 .25 1.44 1.69 (0.15) (1.31) (1.46) 17.22
2018 17.12 0.15 0.76 0.91 (0.09) (0.95) (1.04) 16.99
2017 15.03 0.14 2.52 2.66 (0.16) (0.41) (0.57) 17.12
2016 15.67 0.18 0.17 0.35 (0.09) (0.90) (0.99) 15.03
2015 15.64 0.13 0.20 0.33 (0.14) (0.16) (0.30) 15.67
R-3 shares
2020 (c) 18.07 0.09 (2.58) (2.49) (0.27) (0.74) (1.01) 14 .57
2019 17.72 0.30 1.52 1.82 (0.16) (1.31) (1.47) 18.07
2018 17.80 0.20 0.77 0.97 (0.10) (0.95) (1.05) 17.72
2017 15.61 0.18 2.62 2.80 (0.20) (0.41) (0.61) 17.80
2016 16.29 0.20 0.19 0.39 (0.17) (0.90) (1.07) 15.61
2015 16.24 0.17 0.20 0.37 (0.16) (0.16) (0.32) 16.29
R-4 shares
2020 (c) 17.23 0.11 (2.46) (2.35) (0.30) (0.74) (1.04) 13.84
2019 17.01 0.32 1.43 1.75 (0.22) (1.31) (1.53) 17 .23
2018 17.13 0.22 0.76 0.98 (0.15) (0.95) (1.10) 17.01
2017 15.05 0.20 2.51 2.71 (0.22) ( 0 .41) (0.63) 17.13
2016 15.74 0.23 0.19 0.42 (0.21) (0.90) (1.11) 15.05
2015 15.72 0.19 0.19 0 .38 (0.20) (0.16) (0.36) 15.74
R-5 shares
2020 (c) 17.38 0.11 (2.46) (2.35) (0.33) (0.74) (1.07) 13.96
2019 17.15 0.34 1.44 1.78 (0.24) (1.31) (1.55) 17.38
2018 17.26 0.25 0.76 1.01 (0.17) (0.95) (1.12) 17.15
2017 15.16 0.22 2.54 2.76 (0.25) (0.41) (0.66) 17.26
2016 15.86 0.25 0.18 0.43 (0.23) (0.90) (1.13) 15.16
2015 15.82 0.21 0.20 0.41 (0.21) (0.16) (0.37) 15.86

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(14.72) % (d),(e) $ 61,149 1.05% (f) 1.15% (f) 1.36% (f) 57.0% (f)
12.14 (e) 74,483 1 .06 1.15 1.97 51.5
5.76 (e) 72,851 1.03 1.12 1.35 44.4
18.59 (e) 75,559 1.08 1.13 1.31 33.4
3.05 (e) 68,742 1.08 1.12 1.60 35.0
2.40 (e) 72,661 1.14 1.18 1.21 27.6
(14.61) (d) 1,717,579 0.72 (f),(g) – 1 .69 (f) 57.0 (f)
12.53 2,065,317 0.72 (g) – 2.30 51.5
6.11 1,983,831 0.71 (g) – 1.66 44.4
18.95 1,798,751 0.76 (g) – 1.62 33.4
3.37 1,634,892 0.77 (g) – 1.91 35.0
2.82 1,796,638 0.76 (g) – 1.60 27.6
(14.93) (d) 3,286 1.59 (f),(g) – 0.82 (f) 57.0 (f)
11.53 4,436 1.59 (g) – 1 .44 51.5
5.15 4,455 1.59 (g) – 0.78 44.4
17.89 4,449 1.64 (g) – 0.74 33.4
2.46 4,072 1.65 (g) – 1.03 35.0
1.91 4,604 1.64 (g) – 0.71 27.6
(14.88) (d) 1,549 1.46 (f),(g) – 0.94 (f) 57.0 (f)
11.65 2,182 1.46 (g) – 1.57 51.5
5.30 2,203 1.46 (g) – 0.89 44.4
18.07 2,900 1.51 (g) – 0.86 33.4
2.56 3,096 1.52 (g) – 1.20 35.0
2.11 5,018 1.51 (g) – 0.84 27.6
(14.79) (d) 4,267 1.28 (f),(g) – 1.14 (f) 57.0 (f)
11.90 5,695 1.28 (g) – 1.77 51.5
5.46 6,196 1.28 (g) – 1.09 44.4
18.30 9,007 1.33 (g) – 1.06 33.4
2.78 11,209 1.34 (g) – 1.34 35.0
2.28 11,864 1.33 (g) – 1.02 27.6
(14.72) (d) 1,877 1.09 (f),(g) – 1.33 (f) 57.0 (f)
12.09 4,028 1.09 (g) – 1.98 51.5
5.71 4,910 1.09 (g) – 1.28 44.4
18.45 5,964 1.14 (g) – 1.25 33.4
2.97 (h) 5,659 1.15 (g) – 1.53 35.0
2.46 (h) 6,276 1.14 (g) – 1.22 27.6
(14.66) (d) 8,070 0.97 (f),(g) – 1 .44 (f) 57.0 (f)
12.22 10,455 0.97 (g) – 2.11 51.5
5.87 10,726 0.97 (g) – 1.41 44.4
18.63 9,072 1.02 (g) – 1.35 33.4
3.09 7,123 1.03 (g) – 1.65 35.0
2.56 11,280 1.02 (g) – 1.32 27.6
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP FUND
Class J shares
2020 (c) $ 28.99 $ 0.07 ( $ 2.78) ( $ 2.71) ( $ 0.12) ( $ 1.32) ( $ 1.44) $ 24.84
2019 25.30 0.05 6.38 6.43 – (2.74) (2.74) 28.99
2018 25.94 – 0.27 0.27 – (0.91) (0.91) 25.30
2017 21.02 0.02 5.43 5.45 (0.06) (0.47) (0.53) 25.94
2016 21.47 0.07 0.77 0.84 – (1.29) (1.29) 21.02
2015 21.27 0.01 1.30 1.31 (0.03) (1.08) (1.11) 21.47
Institutional shares
2020 (c) 31.00 0.09 (2.98) (2.89) (0.15) (1.32) (1.47) 26.64
2019 26.84 0.09 6.83 6.92 (0.02) (2.74) (2.76) 31.00
2018 27.44 0.04 0.28 0.32 (0.01) (0.91) (0.92) 26.84
2017 22.21 0.05 5.74 5.79 (0.09) (0.47) (0.56) 27.44
2016 22.60 0.11 0.82 0.93 (0.03) (1.29) (1.32) 22.21
2015 22.33 0.05 1.38 1.43 (0.08) (1.08) (1.16) 22.60
R-1 shares
2020 (c) 27.63 (0.02) (2.65) (2.67) – (1.32) (1.32) 23.64
2019 24.39 (0.11) 6.09 5.98 – (2.74) (2.74) 27.63
2018 25.20 (0.16) 0.26 0.10 – (0.91) (0.91) 24.39
2017 20.50 (0.13) 5.30 5.17 – (0.47) (0.47) 25.20
2016 21.11 (0.06) 0.74 0.68 – (1.29) (1.29) 20.50
2015 21.02 (0.12) 1.29 1.17 – (1.08) (1.08) 21.11
R-2 shares
2020 (c) 28.17 – (2.70) (2.70) – (1.32) (1.32) 24.15
2019 24.78 (0.08) 6.21 6.13 – (2.74) (2.74) 28.17
2018 25.55 (0.13) 0.27 0.14 – (0.91) (0.91) 24.78
2017 20.76 (0.10) 5.36 5.26 – (0.47) (0.47) 25.55
2016 21.33 (0.04) 0.76 0.72 – (1.29) (1.29) 20.76
2015 21.20 (0.09) 1.30 1.21 – (1.08) (1.08) 21.33

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(9.98) % (d),(e) $ 277,693 0.81% (f) 0.84% (f) 0.52% (f) 14.9% (f)
29.45 (e) 325,426 0.83 0.86 0.21 13.6
0.98 (e) 275,443 0.82 0.85 0.00 25.8
26.44 (e) 302,971 0.82 0.85 0.07 15.4
4.35 (e) 261,105 0.82 0.85 0.35 22.4
6.42 (e) 278,993 0.88 0.91 0.04 22.6
(9.93) (d) 10,377,902 0.69 (f),(g) – 0.62 (f) 14.9 (f)
29.61 12,070,133 0.70 (g) – 0.34 13.6
1.12 10,720,328 0.69 (g) – 0.13 25.8
26.58 11,396,657 0.68 (g) – 0.18 15.4
4.49 (h) 5,356,398 0.68 – 0.49 22.4
6.71 (h) 5,328,050 0.67 – 0.23 22.6
(10.27) (d) 84,004 1.47 (f) – (0.14) (f) 14.9 (f)
28.61 98,489 1.47 – (0.43) 13.6
0.31 81,543 1.47 – (0.65) 25.8
25.65 86,677 1.47 – (0.59) 15.4
3.63 66,856 1.47 – (0.30) 22.4
5.81 58,620 1.47 – (0.58) 22.6
(10.17) (d) 18,385 1.34 (f) – (0.02) (f) 14.9 (f)
28.79 23,256 1.34 – (0.31) 13.6
0.47 22,931 1.34 – (0.51) 25.8
25.77 28,455 1.34 – (0.45) 15.4
3.79 28,422 1.34 – (0.18) 22.4
5.95 34,310 1.34 – (0.41) 22.6

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP FUND
R-3 shares
2020 (c) $ 29.38 $ 0.02 ( $ 2.83) ( $ 2.81) $ – ( $ 1.32) ( $ 1.32) $ 25.25
2019 25.68 (0.04) 6.48 6.44 – (2.74) (2.74) 29.38
2018 26.40 (0.09) 0.28 0.19 – (0.91) (0.91) 25.68
2017 21.40 (0.06) 5.53 5.47 – (0.47) (0.47) 26.40
2016 21.90 – 0.79 0.79 – (1.29) (1.29) 21.40
2015 21.70 (0.05) 1.33 1.28 – (1.08) (1.08) 21.90
R-4 shares
2020 (c) 30.70 0.05 (2.95) (2.90) (0.05) (1.32) (1.37) 26.43
2019 26.66 0.01 6.77 6.78 – (2.74) (2.74) 30.70
2018 27.33 (0.04) 0.28 0.24 – (0.91) (0.91) 26.66
2017 22.11 (0.02) 5.73 5.71 (0.02) (0.47) (0.49) 27.33
2016 22.55 0.04 0.81 0.85 – (1.29) (1.29) 22.11
2015 22.29 (0.01) 1.36 1.35 (0.01) (1.08) (1.09) 22.55
R-5 shares
2020 (c) 30.53 0.07 (2.94) (2.87) (0.11) (1.32) (1.43) 26.23
2019 26.50 0.05 6.72 6.77 – (2.74) (2.74) 30 .53
2018 27.13 (0.01) 0.29 0.28 – (0.91) (0.91) 26.50
2017 21.96 0.01 5.68 5.69 (0.05) (0.47) (0.52) 27.13
2016 22.38 0.07 0.80 0.87 – (1.29) (1.29) 21.96
2015 22.13 0.01 1.36 1.37 (0.04) (1.08) (1.12) 22.38
R-6 shares
2020 (c) 30.97 0.11 (2.97) (2.86) (0.18) (1.32) (1.50) 26.61
2019 26.83 0.13 6.80 6.93 (0.05) (2.74) (2.79) 30.97
2018 27.42 0.06 0.30 0.36 (0.04) (0.91) (0.95) 26.83
2017 ( i ) 22.98 0.05 4.97 5.02 (0.11) (0.47) (0.58) 27.42

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(10.13) % (d) $ 68,594 1.16% (f) – % 0 .18% (f) 14.9 (f)
29.01 83,961 1.16 – (0.14) 13.6
0.65 99,735 1.16 – (0.33) 25.8
25.98 122,849 1.16 – (0.27) 15.4
4 .02 123,971 1.16 – 0.00 22.4
6.15 151,776 1.16 – (0.24) 22.6
(9.99) (d) 65,536 0.97 (f) – 0.37 (f) 14.9 (f)
29.23 76,985 0.97 – 0.02 13.6
0.81 87,620 0.97 – (0.14) 25.8
26.27 127,947 0.97 – (0.07) 15.4
4.18 145,709 0.97 – 0.19 22.4
6.32 154,669 0.97 – (0.06) 22.6
(9.99) (d) 319,155 0.85 (f) – 0.50 (f) 14.9 (f)
29.39 387,741 0.85 – 0.19 13.6
0.97 337,245 0.85 – (0.02) 25.8
26.39 378,762 0.85 – 0.04 15.4
4.31 304,581 0.85 – 0.31 22.4
6.46 325,637 0.85 – 0.06 22.6
(9.85) (d) 3,302,885 0.59 (f),(g) – 0.73 (f) 14.9 (f)
29.71 2,431,236 0.60 (g) – 0.45 13.6
1.24 1,442,924 0.59 (g) – 0.21 25.8
22.33 (d) 784,496 0.60 (f),(g) – 0.20 (f) 15.4 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
( i ) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND
Class J shares
2020 (c) $ 6.40 ( $ 0.01) $ 0.08 $ 0.07 $ – ( $ 0.36) ( $ 0.36) $ 6.11
2019 7.05 (0.03) 0.49 0.46 – (1.11) (1.11) 6.40
2018 7.13 (0.03) 0.26 0.23 – (0.31) (0.31) 7.05
2017 5.50 (0.02) 1.66 1.64 (0.01) – (0.01) 7.13
2016 5.84 0.01 (0.19) (0.18) – (0.16) (0.16) 5.50
2015 6.96 (0.04) 0.51 0.47 – (1.59) (1.59) 5.84
Institutional shares
2020 (c) 8.48 (0.01) 0.11 0.10 – (0.36) (0.36) 8.22
2019 8.92 (0.02) 0.69 0.67 – (1.11) (1.11) 8.48
2018 8.92 (0.02) 0.33 0.31 – (0.31) (0.31) 8.92
2017 6.88 (0.01) 2.07 2.06 (0.02) – (0.02) 8.92
2016 7.25 0.02 (0.23) (0.21) – (0.16) (0.16) 6.88
2015 8.23 (0.01) 0.62 0.61 – (1.59) (1.59) 7.25
R-1 shares
2020 (c) 6.63 (0.03) 0.09 0.06 – (0.36) (0.36) 6.33
2019 7.29 (0.07) 0.52 0.45 – (1.11) (1.11) 6.63
2018 7.41 (0.08) 0.27 0.19 – (0.31) (0.31) 7.29
2017 5.74 (0.06) 1.73 1.67 – – – 7.41
2016 6.12 (0.02) (0.20) (0.22) – (0.16) (0.16) 5.74
2015 7.24 (0.06) 0.53 0.47 – (1.59) (1.59) 6.12
R-2 shares
2020 (c) 7.27 (0.03) 0.09 0.06 – (0.36) (0.36) 6.97
2019 7.86 (0.07) 0.59 0.52 – (1.11) (1.11) 7.27
2018 7.96 (0.07) 0.28 0.21 – (0.31) (0.31) 7.86
2017 6.15 (0.05) 1.86 1.81 – – – 7.96
2016 6.54 (0.02) (0.21) (0.23) – (0.16) (0.16) 6.15
2015 7.63 (0.06) 0.56 0.50 – (1.59) (1.59) 6.54
R-3 shares
2020 (c) 7.84 (0.03) 0.10 0.07 – (0.36) (0.36) 7.55
2019 8.37 (0.06) 0.64 0.58 – (1.11) (1.11) 7.84
2018 8.44 (0.07) 0.31 0.24 – (0.31) (0.31) 8.37
2017 6.51 (0.04) 1.97 1.93 – – – 8.44
2016 6.91 – (0.24) (0.24) – (0.16) (0.16) 6.51
2015 7.95 (0.05) 0.60 0.55 – (1.59) (1.59) 6.91
R-4 shares
2020 (c) 8.38 (0.02) 0.10 0.08 – (0.36) (0.36) 8.10
2019 8.85 (0.05) 0.69 0.64 – (1.11) (1.11) 8.38
2018 8.88 (0.05) 0.33 0.28 – (0.31) (0.31) 8.85
2017 6.85 (0.03) 2.06 2.03 – – – 8.88
2016 7.24 – (0.23) (0.23) – (0.16) (0.16) 6.85
2015 8.24 (0.04) 0.63 0 .59 – (1.59) (1.59) 7.24
R-5 shares
2020 (c) 8.77 (0.02) 0.11 0.09 – (0.36) (0.36) 8.50
2019 9.19 (0.04) 0.73 0.69 – (1.11) (1.11) 8.77
2018 9.20 (0.04) 0.34 0.30 – (0.31) (0.31) 9.19
2017 7.09 (0.02) 2.14 2.12 (0.01) – (0.01) 9.20
2016 7.48 0.01 (0.24) (0.23) – (0.16) (0.16) 7.09
2015 8.46 (0.03) 0.64 0.61 – (1.59) (1.59) 7.48

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.78% (d),(e) $ 67,374 0.95% (f) 0.98% (f) (0.40) % (f) 95.7% (f)
10.27 (e) 71,129 0.97 1.00 (0.46) 104.6
3.26 (e) 67,918 0.93 0.96 (0.44) 114.2
29.84 (e) 64,647 0 .97 1.00 (0.30) 128.5
(3.03) (e) 49,592 1.03 1.06 0.18 110.3
8.34 (e) 65,375 1.20 1.23 (0.64) 128.9
0.95 (d) 43,228 0.75 (f) 0.81 (f) (0.19) (f) 95.7 (f)
10.51 52,324 0.75 0.80 (0.25) 104.6
3.51 67,785 0.75 0.77 (0.26) 114.2
30.10 57,772 0.75 0.78 (0.08) 128.5
(2.85) 41,967 0.75 0.81 0.33 110.3
8.84 37,603 0.75 0.75 (0.17) 128.9
0.59 (d) 1,284 1.55 (f) – (1.00) (f) 95.7 (f)
9.71 1,286 1.55 – (1.05) 104.6
2.58 1,391 1.55 – (1.05) 114.2
29.09 1,321 1.55 – (0.87) 128.5
(3.56) 1,275 1.55 – (0.37) 110.3
7.95 1,607 1.56 – (0.99) 128.9
0.54 (d) 1,963 1.42 (f) – (0.86) (f) 95.7 (f)
9.92 2,176 1.42 – (0.92) 104.6
2.66 2,548 1.42 – (0.90) 114.2
29.43 3,764 1.42 – (0.74) 128.5
(3.63) (g) 3,717 1.42 – (0.28) 110.3
8.11 (g) 3,642 1.43 – (0.86) 128.9
0.63 (d) 10,204 1.24 (f) – (0.69) (f) 95.7 (f)
10.06 11,187 1.24 – (0.74) 104.6
2.86 12,807 1.24 – (0.75) 114.2
29.65 11,542 1.24 – (0.57) 128.5
(3.44) 9,967 1.24 – (0.05) 110.3
8 .31 11,746 1.25 – (0.74) 128.9
0.71 (d) 3,980 1.05 (f) – (0.50) (f) 95.7 (f)
10.20 4,103 1.05 – (0.55) 104.6
3.18 4,997 1.05 – (0.54) 114.2
29.71 6,854 1.05 – (0.37) 128.5
(3.14) 6,594 1.05 – 0.03 110.3
8.53 5,296 1.06 – (0.53) 128.9
0.79 (d) 17,788 0.93 (f) – (0.38) (f) 95.7 (f)
10.40 22,099 0.93 – (0.43) 104.6
3.29 22,080 0.93 – (0.44) 114.2
29.94 19,952 0.93 – (0.26) 128.5
(3.04) 16,619 0.93 – 0.21 110.3
8.56 17,729 0.94 – (0.37) 128.9
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND III
Class J shares
2020 (c) $ 9.53 ( $ 0.03) ( $ 0.06) ( $ 0.09) ( $ 0.99) ( $ 0.99) $ 8.45
2019 9.35 (0.05) 1.37 1.32 (1.14) (1.14) 9.53
2018 10.21 (0.06) 0.69 0.63 (1.49) (1.49) 9.35
2017 8.24 (0.05) 2.05 2.00 (0.03) (0.03) 10.21
2016 8.88 ( 0 .03) (0.11) (0.14) (0.50) (0.50) 8.24
2015 11.26 (0.07) 0.30 0.23 (2.61) (2.61) 8.88
Institutional shares
2020 (c) 12.10 (0.01) (0.10) (0.11) (0.99) (0.99) 11.00
2019 11.50 (0.02) 1.76 1.74 (1.14) (1.14) 12.10
2018 12.19 (0.03) 0.83 0.80 (1.49) (1.49) 11.50
2017 9.79 (0.01) 2.44 2.43 (0.03) (0.03) 12.19
2016 10.42 – (0.13) (0.13) (0.50) (0.50) 9.79
2015 12.72 (0.04) 0.35 0.31 (2.61) (2.61) 10.42
R-1 shares
2020 (c) 9.52 (0.05) (0.06) (0.11) (0.99) (0.99) 8.42
2019 9 .39 (0.10) 1.37 1.27 (1.14) (1.14) 9.52
2018 10.30 (0.11) 0.69 0.58 (1.49) (1.49) 9.39
2017 8.35 (0.09) 2.07 1.98 (0.03) (0.03) 10.30
2016 9.04 (0.08) (0.11) (0.19) (0.50) (0.50) 8.35
2015 11.46 (0.12) 0.31 0.19 (2.61) (2.61) 9.04
R-2 shares
2020 (c) 10.05 (0.05) (0.06) (0.11) (0.99) (0.99) 8.95
2019 9.83 (0.09) 1.45 1.36 (1.14) (1.14) 10.05
2018 10.70 (0.10) 0.72 0.62 (1.49) (1.49) 9.83
2017 8.66 (0.08) 2.15 2.07 (0.03) (0.03) 10.70
2016 9.34 (0.07) (0.11) (0.18) (0.50) (0.50) 8.66
2015 11.75 (0.11) 0.31 0.20 (2.61) (2.61) 9.34
R-3 shares
2020 (c) 11.12 (0.04) (0.09) (0.13) ( 0 .99) (0.99) 10.00
2019 10.72 (0.08) 1.62 1.54 (1.14) (1.14) 11.12
2018 11.52 (0.09) 0.78 0.69 (1.49) (1.49) 10.72
2017 9.31 (0.07) 2.31 2.24 (0.03) (0.03) 11.52
2016 9.99 (0.06) (0.12) (0.18) (0.50) (0.50) 9.31
2015 12.36 (0.09) 0.33 0.24 (2.61) (2.61) 9.99
R-4 shares
2020 (c) 11.53 (0.03) (0.08) (0.11) (0.99) (0.99) 10.43
2019 11.06 (0.06) 1.67 1.61 (1.14) (1.14) 11.53
2018 11.82 (0.07) 0.80 0.73 (1.49) (1.49) 11.06
2017 9.53 (0.05) 2.37 2.32 (0.03) (0.03) 11.82
2016 10.20 (0.04) (0.13) (0.17) (0.50) (0.50) 9.53
2015 12.54 (0.07) 0.34 0.27 (2.61) (2.61) 10.20
R-5 shares
2020 (c) 12.14 (0.03) (0.09) (0.12) (0.99) (0.99) 11.03
2019 11.56 (0.05) 1.77 1.72 (1.14) (1.14) 12.14
2018 12.28 (0.06) 0.83 0.77 (1.49) (1.49) 11.56
2017 9.89 (0.04) 2.46 2.42 (0.03) (0.03) 12.28
2016 10.55 (0.03) (0.13) (0.16) (0.50) (0.50) 9.89
2015 12.87 (0.07) 0.36 0.29 (2.61) (2.61) 10.55

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(1.64) % (d),(e) $ 38,494 1.22% (f) 1.29% (f) (0.58) % (f) 49.4% (f)
17.48 (e) 41,366 1.27 1.38 (0.55) 43.2
6.61 (e) 36,912 1.24 1.35 (0.56) 44.3
24.31 (e) 35,778 1.29 1.37 (0.49) 81.6
(1.47) (e) 31,465 1.30 1.36 (0.39) 64.6
2.53 (e) 35,147 1.37 1.43 (0.77) 64.6
(1.44) (d) 958,858 0.88 (f),(g) – (0.24) (f) 49.4 (f)
17.93 1,032,306 0.91 (g) – (0.19) 43.2
6.97 961,018 0.91 (g) – (0.22) 44.3
24.85 1,037,760 0.94 (g) – (0.13) 81.6
(1.15) 1,302,544 0.95 (g) – (0.04) 64.6
2.93 1,319,604 0.95 (g) – (0.34) 64.6
(1.87) (d) 1,305 1.76 (f),(g) – (1.12) (f) 49.4 (f)
16.80 1,438 1.78 (g) – (1.06) 43.2
6.00 1,665 1.78 (g) – (1.10) 44.3
23.75 2,266 1.81 (g) – (1.01) 81.6
(2.03) 2,023 1.82 (g) – (0.90) 64.6
2.05 2,914 1.83 (g) – (1.22) 64.6
(1.77) (d) 1,435 1.63 (f),(g) – (0.98) (f) 49.4 (f)
16.98 1,841 1.65 (g) – (0.94) 43.2
6.17 1,848 1.65 (g) – (0.97) 44.3
23.93 2,177 1.68 (g) – (0.88) 81.6
(1 .95) (h) 3,057 1.69 (g) – (0.79) 64.6
2.21 (h) 4,233 1.70 (g) – (1.09) 64.6
(1.77) (d) 1,866 1.45 (f),(g) – (0.80) (f) 49.4 (f)
17.28 2,913 1.47 (g) – (0.75) 43.2
6.35 3,424 1.47 (g) – (0.78) 44.3
24.09 4,920 1.50 (g) – (0.69) 81.6
(1.72) 6,088 1.51 (g) – (0.60) 64.6
2.36 8,561 1.52 (g) – (0.87) 64.6
(1.52) (d) 2,166 1.26 (f),(g) – (0.61) (f) 49.4 (f)
17.39 3,004 1.28 (g) – (0.57) 43.2
6.55 3,658 1.28 (g) – (0.60) 44.3
24.37 5,191 1 .31 (g) – (0.51) 81.6
(1.58) 5,682 1.32 (g) – (0.41) 64.6
2.60 8,250 1.33 (g) – (0.68) 64.6
(1.52) (d) 5,401 1.14 (f),(g) – (0.50) (f) 49.4 (f)
17.62 5,527 1.16 (g) – (0.44) 43.2
6.64 6,408 1.16 (g) – (0.49) 44.3
24.50 7,385 1.19 (g) – (0.39) 81.6
(1.42) 7,628 1.20 (g) – (0.28) 64.6
2.72 10,947 1.21 (g) – (0.61) 64.6
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2020 (c) $ 19.65 $ 0.13 ( $ 2.88) ( $ 2.75) ( $ 0.26) ( $ 0.95) ( $ 1.21) $ 15.69
2019 20.17 0.23 1.15 1.38 (0.22) (1.68) (1.90) 19.65
2018 21.53 0.25 (0.08) 0.17 (0.21) (1.32) (1.53) 20.17
2017 18.62 0.19 3.95 4.14 (0.23) (1.00) (1.23) 21.53
2016 19.04 0.23 0.72 0.95 (0.18) (1.19) (1.37) 18.62
2015 19.58 0.18 0.35 0.53 (0.16) (0.91) (1.07) 19.04
Institutional shares
2020 (c) 20.28 0.16 (2.99) (2.83) (0.30) (0.95) (1.25) 16.20
2019 20.76 0.28 1.18 1.46 (0.26) (1.68) (1.94) 20.28
2018 22.11 0.30 (0.08) 0.22 (0.25) (1.32) (1.57) 20.76
2017 19.10 0.24 4.05 4.29 (0.28) (1.00) (1.28) 22.11
2016 19.50 0.29 0.74 1.03 (0.24) (1.19) (1.43) 19.10
2015 20.03 0.25 0.36 0.61 (0.23) (0.91) (1.14) 19.50
R-1 shares
2020 (c) 19.99 0.08 (2.96) (2.88) (0.08) (0.95) (1.03) 16.08
2019 20.45 0.12 1.18 1.30 (0.08) (1.68) (1.76) 19.99
2018 21.81 0.11 (0.07) 0.04 (0.08) (1.32) (1.40) 20.45
2017 18.84 0.05 4.01 4.06 (0.09) (1.00) (1.09) 21.81
2016 19.23 0.14 0.73 0.87 (0.07) (1.19) (1.26) 18.84
2015 19.78 0.08 0.35 0.43 (0.07) (0.91) (0.98) 19.23
R-2 shares
2020 (c) 20.72 0.09 (3.07) (2.98) (0.11) (0.95) (1.06) 16.68
2019 21.11 0.15 1.23 1.38 (0.09) (1.68) (1.77) 20.72
2018 22.46 0.14 (0.07) 0.07 (0.10) (1.32) (1.42) 21.11
2017 19.40 0.09 4.12 4.21 (0.15) (1.00) (1.15) 22.46
2016 19.75 0.16 0.77 0.93 (0.09) (1.19) (1.28) 19.40
2015 20.28 0.11 0.36 0.47 (0.09) (0.91) (1.00) 19.75

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(15.19) % (d),(e) $ 96,825 0.42% (f) 0.45% (f) 1.48% (f) 23.9% (f)
8.64 (e) 121,032 0.43 0.46 1.23 16.7
0.59 (e) 120,967 0.39 0.42 1.15 14.3
22.90 (e) 131,713 0.42 0.45 0.93 23.2
5.63 (e) 105,731 0.50 0.53 1.27 17.6
2.84 (e) 93,241 0.54 0.59 0.93 19.8
(15.17) (d) 189,042 0.24 (f),(g) – 1.66 (f) 23.9 (f)
8.84 347,631 0.23 (g) – 1.43 16.7
0.81 422,159 0.20 (g) – 1.35 14.3
23.14 510,771 0.21 (g) – 1.14 23.2
5.96 666,562 0.20 0.20 1.57 17.6
3.20 621,745 0.19 0.19 1.26 19.8
(15.43) (d) 5,065 1.04 (f) – 0.87 (f) 23.9 (f)
7.94 7,771 1.04 – 0.62 16.7
(0.03) 10,070 1.04 – 0.51 14.3
22.10 12,117 1.04 – 0.27 23.2
5.11 12,290 1.04 – 0.74 17.6
2.30 19,225 1.04 – 0.42 19.8
(15.40) (d) 7,329 0.91 (f) – 1.00 (f) 23.9 (f)
8.10 9,844 0.91 – 0.77 16.7
0.11 17,354 0.91 – 0.64 14.3
22.25 23,332 0.91 – 0.43 23.2
5.25 15,930 0.91 – 0.86 17.6
2.43 17,423 0.91 – 0.56 19.8

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP S&P 400 INDEX FUND
R-3 shares
2020 (c) $ 20.63 $ 0.11 ( $ 3.05) ( $ 2.94) ( $ 0.19) ( $ 0.95) ( $ 1.14) $ 16.55
2019 21.05 0.19 1.21 1.40 (0.14) (1.68) (1.82) 20.63
2018 22.40 0.19 (0.08) 0.11 (0.14) (1.32) (1.46) 21.05
2017 19.34 0.13 4.11 4.24 (0.18) (1.00) (1.18) 22.40
2016 19.71 0.20 0.75 0.95 (0.13) (1.19) (1.32) 19.34
2015 20.24 0.15 0.36 0.51 (0.13) (0.91) (1.04) 19.71
R-4 shares
2020 (c) 20.73 0.13 (3.06) (2.93) (0.23) (0.95) (1.18) 16.62
2019 21.14 0.23 1.22 1.45 (0.18) (1.68) (1.86) 20.73
2018 22.49 0.23 (0.08) 0.15 (0.18) (1.32) (1.50) 21.14
2017 19.40 0.16 4.13 4.29 (0.20) (1.00) (1.20) 22.49
2016 19.77 0.23 0.76 0.99 (0.17) (1.19) (1.36) 19.40
2015 20.29 0.19 0.36 0.55 (0.16) (0.91) (1.07) 19.77
R-5 shares
2020 (c) 20.91 0.14 (3.08) (2.94) (0.25) (0.95) (1.20) 16.77
2019 21.32 0.25 1.23 1.48 (0.21) (1.68) (1.89) 20.91
2018 22.67 0.26 (0.08) 0.18 (0.21) (1.32) (1.53) 21.32
2017 19.56 0.20 4.15 4.35 (0.24) (1.00) (1.24) 22.67
2016 19.93 0.26 0.75 1.01 (0.19) (1.19) (1.38) 19.56
2015 20.44 0.21 0.38 0.59 (0.19) (0.91) (1.10) 19.93
R-6 shares
2020 (c) 20.27 0.16 (2.98) (2.82) (0.31) (0.95) (1.26) 16.19
2019 20.74 0.29 1.19 1.48 (0.27) (1.68) (1.95) 20.27
2018 22.09 0.31 (0.08) 0.23 (0.26) (1.32) (1.58) 20.74
2017 (h) 20.62 0.22 2.54 2.76 (0.29) (1.00) (1.29) 22.09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(15.33) % (d) $ 63,435 0.73% (f) – % 1.18% (f) 23.9 (f)
8.31 84,108 0.73 – 0.93 16.7
0.29 93,374 0.73 – 0.83 14.3
22.50 119,455 0.73 – 0.61 23.2
5.41 104,741 0.73 – 1.05 17.6
2.64 114,367 0.73 – 0.74 19.8
(15.24) (d) 45,169 0.54 (f) – 1.37 (f) 23.9 (f)
8.52 58,888 0.54 – 1.12 16.7
0.47 66,297 0.54 – 1.01 14.3
22.69 93,581 0.54 – 0.78 23.2
5.63 104,499 0.54 – 1.23 17.6
2.86 119,042 0.54 – 0.92 19.8
(15.17) (d) 103,494 0.42 (f) – 1.49 (f) 23.9 (f)
8.63 137,633 0.42 – 1.25 16.7
0.58 183,944 0.42 – 1.13 14.3
22.86 215,661 0.42 – 0.93 23.2
5.71 196,677 0.42 – 1.35 17.6
3.02 199,225 0.42 – 1.05 19.8
(15.12) (d) 451,825 0.16 (f),(g) – 1.73 (f) 23.9 (f)
8.94 531,623 0.17 (g) – 1.48 16.7
0.85 405,426 0.16 (g) – 1.38 14.3
13.99 (d) 341,001 0.17 (f),(g) – 1.11 (f) 23.2 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class J shares
2020 (c) $ 14.13 $ 0.10 ( $ 2.27) ( $ 2.17) ( $ 0.13) ( $ 0.57) ( $ 0.70) $ 11.26
2019 14.44 0.13 1.09 1.22 (0.09) (1.44) (1.53) 14.13
2018 15.31 0.10 0.03 0.13 (0.07) (0.93) (1.00) 14.44
2017 13.02 0.08 2.39 2.47 (0.18) – (0.18) 15.31
2016 14.10 0.14 0.12 0.26 (0.05) (1.29) (1.34) 13.02
2015 16.34 0.04 (0.17) (0.13) (0.03) (2.08) (2.11) 14.10
Institutional shares
2020 (c) 14.30 0.12 (2.29) (2.17) (0.16) (0.57) (0.73) 11.40
2019 14.62 0.18 1.07 1.25 (0.13) (1.44) (1.57) 14.30
2018 15.48 0.15 0.03 0.18 (0.11) (0.93) (1.04) 14.62
2017 13.16 0.12 2.42 2.54 (0.22) – (0.22) 15.48
2016 14.26 0.18 0.11 0.29 (0.10) (1.29) (1.39) 13.16
2015 16.49 0.10 (0.17) (0.07) (0.08) (2.08) (2.16) 14.26
R-1 shares
2020 (c) 13.63 0.06 (2.20) (2.14) (0.03) (0.57) (0.60) 10.89
2019 13.96 0.06 1.05 1.11 – (1.44) (1.44) 13.63
2018 14.84 0.01 0.04 0.05 – (0.93) (0.93) 13.96
2017 12.61 – 2.32 2.32 (0.09) – (0.09) 14.84
2016 13.72 0.06 0.12 0.18 – (1.29) (1.29) 12.61
2015 16.00 (0.03) (0.17) (0.20) – (2.08) (2.08) 13.72
R-2 shares
2020 (c) 13.79 0.07 (2.22) (2.15) (0.07) (0.57) (0.64) 11.00
2019 14.10 0.07 1.08 1.15 (0.02) (1.44) (1.46) 13.79
2018 14.97 0.03 0.03 0.06 – (0.93) (0.93) 14.10
2017 12.73 0.02 2.34 2.36 (0.12) – (0.12) 14.97
2016 13.82 0.08 0.12 0.20 – (1.29) (1.29) 12.73
2015 16.08 (0.01) (0.17) (0.18) – (2.08) (2.08) 13.82

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(16.33) % (d),(e) $ 121,474 0.95% (f) 1.00% (f) 1.56% (f) 78.5% (f)
10.55 (e) 153,602 1.06 1.13 0.95 60.0
0.67 (e) 65,310 1.20 1.35 0.65 61.1
19.12 (e) 72,785 1.20 1.35 0.54 58.5
2.37 (e),(g) 65,870 1.23 1.35 1.07 131.3
(0.96) (e),(g) 70,488 1.31 1.40 0.27 106.6
(16.19) (d) 232,835 0.72 (f),(h) – 1.77 (f) 78.5 (f)
10.73 279,888 0.85 (h) – 1.30 60.0
0.99 824,306 0.90 (h) – 0.95 61.1
19.47 917,891 0.91 (h) – 0.84 58.5
2.69 944,079 0.94 (h) – 1.43 131.3
(0.59) 1,518,632 0.94 (h) – 0.64 106.6
(16.56) (d) 1,923 1.51 (f),(h) – 0.99 (f) 78.5 (f)
9.97 2,775 1.61 (h) – 0.43 60.0
0.14 3,190 1.76 (h) – 0.08 61.1
18.48 4,191 1.75 (h) – 0.00 58.5
1.78 (g) 4,475 1.79 (h) – 0.52 131.3
(1.45) (g) 5,378 1.80 (h) – (0.21) 106.6
(16.51) (d) 2,037 1.38 (f),(h) – 1.11 (f) 78.5 (f)
10.13 2,917 1.48 (h) – 0.57 60.0
0.21 2,579 1.63 (h) – 0.23 61.1
18.58 5,282 1.62 (h) – 0.12 58.5
2.00 5,592 1.66 (h) – 0.65 131.3
(1.37) 9,423 1.67 (h) – (0.08) 106.6

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
R-3 shares
2020 (c) $ 14.08 $ 0.08 ( $ 2.26) ( $ 2.18) ( $ 0.10) ( $ 0.57) ( $ 0.67) $ 11.23
2019 14.37 0.10 1.09 1.19 (0.04) (1.44) (1.48) 14.08
2018 15.22 0.06 0.04 0.10 (0.02) (0.93) (0.95) 14.37
2017 12.94 0.05 2.37 2.42 (0.14) – (0.14) 15.22
2016 14.03 0.11 0.11 0.22 (0.02) (1.29) (1.31) 12.94
2015 16.26 0.01 (0.16) (0.15) – (2.08) (2.08) 14.03
R-4 shares
2020 (c) 14.12 0.10 (2.26) (2.16) (0.13) (0.57) (0.70) 11.26
2019 14.42 0.13 1.08 1.21 (0.07) (1.44) (1.51) 14.12
2018 15.27 0.09 0.03 0.12 (0.04) (0.93) (0.97) 14.42
2017 12.99 0.07 2.38 2.45 (0.17) – (0.17) 15.27
2016 14.07 0.13 0.13 0.26 (0.05) (1.29) (1.34) 12.99
2015 16.31 0.04 (0.17) (0.13) (0.03) (2.08) (2.11) 14.07
R-5 shares
2020 (c) 14.20 0.11 (2.27) (2.16) (0.14) (0.57) (0.71) 11.33
2019 14.50 0.14 1.09 1.23 (0.09) (1.44) (1.53) 14.20
2018 15.36 0.11 0.03 0.14 (0.07) (0.93) (1.00) 14.50
2017 13.06 0.09 2.40 2.49 (0.19) – (0.19) 15.36
2016 14.15 0.15 0.11 0.26 (0.06) (1.29) (1.35) 13.06
2015 16.39 0.06 (0.17) (0.11) (0.05) (2.08) (2.13) 14.15
R-6 shares
2020 (c) 14.33 0.12 (2.29) (2.17) (0.17) (0.57) (0.74) 11.42
2019 ( i ) 13.56 0.11 0.66 0.77 – – – 14.33

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(16.44) % (d) $ 10,434 1.20% (f),(h) – % 1.30% (f) 78.5 (f)
10.33 13,305 1.30 (h) – 0.74 60.0
0.45 9,098 1.45 (h) – 0.41 61.1
18.79 15,901 1.44 (h) – 0.32 58.5
2.13 20,452 1.48 (h) – 0.87 131.3
(1.15) 29,970 1.49 (h) – 0.10 106.6
(16.29) (d) 9,632 1.01 (f),(h) – 1.49 (f) 78.5 (f)
10.49 13,340 1.11 (h) – 0.93 60.0
0.64 8,590 1.26 (h) – 0.60 61.1
18.99 14,907 1.25 (h) – 0.52 58.5
2.35 (g) 20,414 1.29 (h) – 1.03 131.3
(0.92) (g) 27,448 1.30 (h) – 0.30 106.6
(16.23) (d) 21,158 0.89 (f),(h) – ) 1.62 (f) 78.5 (f)
10.63 29,270 0.99 (h) – 1.06 60.0
0.73 27,630 1.14 (h) – 0.70 61.1
19.18 35,516 1.13 (h) – 0.66 58.5
2.49 50,945 1.17 (h) – 1.15 131.3
(0.89) 66,454 1.18 (h) – 0.41 106.6
(16.16) (d) 1,623,736 0.64 (f),(h) – 1.87 (f) 78.5 (f)
5.68 (d) 1,980,217 0.64 (f),(h) – 1.33 (f) 60.0 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Reflects Manager's contractual expense limit.
( i ) Period from April 2, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value,
End of Period
MONEY MARKET FUND
Class J shares
2020 (c) $ 1 .00 $ 0 .01 $ 0 .01 ( $ 0 .01 ) ( $ 0 .01 ) $ 1 .00
2019 1 .00 0 .02 0 .02 ( 0 .02 ) ( 0 .02 ) 1 .00
2018 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2017 1 .00 – – – – 1 .00
2016 1 .00 – – – – 1 .00
2015 1 .00 – – – – 1 .00

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets
0 .56% (d) ,(e) $ 421,894 0 .55% (f) 0 .70% (f) 1 .09% (f)
1 .88 (e) 278,464 0 .60 0 .75 1 .84
1 .29 (e) 257,738 0 .59 0 .74 1 .28
0 .48 (e) 243,195 0 .58 0 .73 0 .43
0 .00 (e) 268,364 0 .50 0 .76 0 .00
0 .00 (e) 254,240 0 .20 0 .83 0 .00
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
OVERSEAS FUND
Institutional shares
2020 (b) $ 9 .69 $ 0 .08 ( $ 1 .99 ) ( $ 1 .91 ) ( $ 0 .31 ) $ – ( $ 0 .31 ) $ 7 .47
2019 10 .12 0 .28 0 .14 0 .42 ( 0 .24 ) ( 0 .61 ) ( 0 .85 ) 9 .69
2018 11 .53 0 .25 ( 1 .30 ) ( 1 .05 ) ( 0 .21 ) ( 0 .15 ) ( 0 .36 ) 10 .12
2017 9 .40 0 .20 2 .12 2 .32 ( 0 .19 ) – ( 0 .19 ) 11 .53
2016 10 .17 0 .19 ( 0 .59 ) ( 0 .40 ) ( 0 .18 ) ( 0 .19 ) ( 0 .37 ) 9 .40
2015 11 .51 0 .20 ( 0 .73 ) ( 0 .53 ) ( 0 .28 ) ( 0 .53 ) ( 0 .81 ) 10 .17
R-1 shares
2020 (b) 9 .58 0 .04 ( 1 .99 ) ( 1 .95 ) ( 0 .22 ) – ( 0 .22 ) 7 .41
2019 10 .01 0 .20 0 .14 0 .34 ( 0 .16 ) ( 0 .61 ) ( 0 .77 ) 9 .58
2018 11 .38 0 .15 ( 1 .29 ) ( 1 .14 ) ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 10 .01
2017 9 .30 0 .12 2 .10 2 .22 ( 0 .14 ) – ( 0 .14 ) 11 .38
2016 10 .07 0 .10 ( 0 .59 ) ( 0 .49 ) ( 0 .09 ) ( 0 .19 ) ( 0 .28 ) 9 .30
2015 11 .40 0 .10 ( 0 .72 ) ( 0 .62 ) ( 0 .18 ) ( 0 .53 ) ( 0 .71 ) 10 .07
R-2 shares
2020 (b) 9 .61 0 .05 ( 1 .99 ) ( 1 .94 ) ( 0 .24 ) – ( 0 .24 ) 7 .43
2019 10 .03 0 .20 0 .16 0 .36 ( 0 .17 ) ( 0 .61 ) ( 0 .78 ) 9 .61
2018 11 .44 0 .17 ( 1 .30 ) ( 1 .13 ) ( 0 .13 ) ( 0 .15 ) ( 0 .28 ) 10 .03
2017 9 .32 0 .13 2 .10 2 .23 ( 0 .11 ) – ( 0 .11 ) 11 .44
2016 10 .09 0 .12 ( 0 .59 ) ( 0 .47 ) ( 0 .11 ) ( 0 .19 ) ( 0 .30 ) 9 .32
2015 11 .42 0 .11 ( 0 .71 ) ( 0 .60 ) ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 10 .09
R-3 shares
2020 (b) 9 .58 0 .06 ( 1 .98 ) ( 1 .92 ) ( 0 .26 ) – ( 0 .26 ) 7 .40
2019 10 .00 0 .23 0 .14 0 .37 ( 0 .18 ) ( 0 .61 ) ( 0 .79 ) 9 .58
2018 11 .41 0 .19 ( 1 .29 ) ( 1 .10 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .00
2017 9 .31 0 .16 2 .08 2 .24 ( 0 .14 ) – ( 0 .14 ) 11 .41
2016 10 .08 0 .14 ( 0 .59 ) ( 0 .45 ) ( 0 .13 ) ( 0 .19 ) ( 0 .32 ) 9 .31
2015 11 .41 0 .13 ( 0 .71 ) ( 0 .58 ) ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 10 .08
R-4 shares
2020 (b) 9 .64 0 .06 ( 1 .99 ) ( 1 .93 ) ( 0 .27 ) – ( 0 .27 ) 7 .44
2019 10 .06 0 .24 0 .16 0 .40 ( 0 .21 ) ( 0 .61 ) ( 0 .82 ) 9 .64
2018 11 .46 0 .21 ( 1 .30 ) ( 1 .09 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .06
2017 9 .35 0 .17 2 .10 2 .27 ( 0 .16 ) – ( 0 .16 ) 11 .46
2016 10 .12 0 .16 ( 0 .59 ) ( 0 .43 ) ( 0 .15 ) ( 0 .19 ) ( 0 .34 ) 9 .35
2015 11 .45 0 .16 ( 0 .72 ) ( 0 .56 ) ( 0 .24 ) ( 0 .53 ) ( 0 .77 ) 10 .12
R-5 shares
2020 (b) 9 .64 0 .07 ( 1 .99 ) ( 1 .92 ) ( 0 .28 ) – ( 0 .28 ) 7 .44
2019 10 .07 0 .25 0 .15 0 .40 ( 0 .22 ) ( 0 .61 ) ( 0 .83 ) 9 .64
2018 11 .47 0 .22 ( 1 .29 ) ( 1 .07 ) ( 0 .18 ) ( 0 .15 ) ( 0 .33 ) 10 .07
2017 9 .36 0 .18 2 .10 2 .28 ( 0 .17 ) – ( 0 .17 ) 11 .47
2016 10 .12 0 .17 ( 0 .58 ) ( 0 .41 ) ( 0 .16 ) ( 0 .19 ) ( 0 .35 ) 9 .36
2015 11 .46 0 .17 ( 0 .73 ) ( 0 .56 ) ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 10 .12

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 20 .54 ) % (c) $ 2,366,683 0 .98% (d) ,(e) 1 .83% (d) 61 .1% (d)
5 .38 2,580,956 1 .04 (e) 2 .95 47 .8
( 9 .44 ) 2,919,837 1 .02 (e) 2 .21 45 .9
25 .17 3,634,802 1 .04 (e) 1 .94 50 .5
( 3 .88 ) 3,080,741 1 .07 (e) 2 .05 31 .8
( 4 .66 ) 2,654,066 1 .06 (e) 1 .85 35 .8
( 20 .91 ) (c) 12 1 .84 (d) ,(e) 0 .89 (d) 61 .1 (d)
4 .40 15 1 .91 (e) 2 .11 47 .8
( 10 .22 ) 16 1 .89 (e) 1 .38 45 .9
24 .16 19 1 .91 (e) 1 .15 50 .5
( 4 .82 ) 21 1 .94 (e) 1 .05 31 .8
( 5 .49 ) 12 1 .93 (e) 0 .95 35 .8
( 20 .84 ) (c) 10 1 .71 (d) ,(e) 1 .02 (d) 61 .1 (d)
4 .61 13 1 .78 (e) 2 .19 47 .8
( 10 .14 ) 13 1 .76 (e) 1 .49 45 .9
24 .25 14 1 .78 (e) 1 .22 50 .5
( 4 .63 ) 14 1 .81 (e) 1 .29 31 .8
( 5 .36 ) 12 1 .80 (e) 1 .07 35 .8
( 20 .77 ) (c) 575 1 .53 (d) ,(e) 1 .29 (d) 61 .1 (d)
4 .82 499 1 .60 (e) 2 .48 47 .8
( 9 .95 ) 521 1 .58 (e) 1 .67 45 .9
24 .35 650 1 .60 (e) 1 .50 50 .5
( 4 .43 ) 321 1 .63 (e) 1 .49 31 .8
( 5 .12 ) 281 1 .62 (e) 1 .25 35 .8
( 20 .71 ) (c) 440 1 .34 (d) ,(e) 1 .42 (d) 61 .1 (d)
5 .05 530 1 .41 (e) 2 .57 47 .8
( 9 .79 ) 477 1 .39 (e) 1 .88 45 .9
24 .64 569 1 .41 (e) 1 .63 50 .5
( 4 .28 ) 546 1 .44 (e) 1 .71 31 .8
( 4 .98 ) 461 1 .43 (e) 1 .46 35 .8
( 20 .62 ) (c) 514 1 .22 (d) ,(e) 1 .55 (d) 61 .1 (d)
5 .08 596 1 .29 (e) 2 .69 47 .8
( 9 .62 ) 631 1 .27 (e) 2 .01 45 .9
24 .75 657 1 .29 (e) 1 .73 50 .5
( 4 .15 ) (f) 501 1 .32 (e) 1 .81 31 .8
( 4 .85 ) (f) 512 1 .31 (e) 1 .57 35 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2020.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Institutional shares
2020 (b) $ 52 .09 $ 0 .35 ( $ 2 .54 ) ( $ 2 .19 ) ( $ 0 .63 ) ( $ 3 .67 ) ( $ 4 .30 ) $ 45 .60
2019 64 .54 0 .74 5 .84 6 .58 ( 0 .83 ) ( 18 .20 ) ( 19 .03 ) 52 .09
2018 64 .86 1 .00 3 .63 4 .63 ( 0 .82 ) ( 4 .13 ) ( 4 .95 ) 64 .54
2017 58 .24 0 .78 11 .72 12 .50 ( 0 .79 ) ( 5 .09 ) ( 5 .88 ) 64 .86
2016 60 .21 0 .86 0 .39 1 .25 ( 0 .87 ) ( 2 .35 ) ( 3 .22 ) 58 .24
2015 59 .67 0 .86 2 .64 3 .50 ( 0 .73 ) ( 2 .23 ) ( 2 .96 ) 60 .21
R-1 shares
2020 (b) 50 .41 0 .12 ( 2 .47 ) ( 2 .35 ) ( 0 .19 ) ( 3 .67 ) ( 3 .86 ) 44 .20
2019 63 .08 0 .29 5 .65 5 .94 ( 0 .41 ) ( 18 .20 ) ( 18 .61 ) 50 .41
2018 63 .50 0 .49 3 .49 3 .98 ( 0 .27 ) ( 4 .13 ) ( 4 .40 ) 63 .08
2017 57 .05 0 .24 11 .52 11 .76 ( 0 .22 ) ( 5 .09 ) ( 5 .31 ) 63 .50
2016 59 .14 0 .37 0 .38 0 .75 ( 0 .49 ) ( 2 .35 ) ( 2 .84 ) 57 .05
2015 58 .68 0 .33 2 .60 2 .93 ( 0 .24 ) ( 2 .23 ) ( 2 .47 ) 59 .14
R-2 shares
2020 (b) 50 .63 0 .16 ( 2 .50 ) ( 2 .34 ) ( 0 .10 ) ( 3 .67 ) ( 3 .77 ) 44 .52
2019 63 .18 0 .36 5 .67 6 .03 ( 0 .38 ) ( 18 .20 ) ( 18 .58 ) 50 .63
2018 63 .62 0 .60 3 .48 4 .08 ( 0 .39 ) ( 4 .13 ) ( 4 .52 ) 63 .18
2017 57 .24 0 .34 11 .51 11 .85 ( 0 .38 ) ( 5 .09 ) ( 5 .47 ) 63 .62
2016 59 .28 0 .43 0 .40 0 .83 ( 0 .52 ) ( 2 .35 ) ( 2 .87 ) 57 .24
2015 58 .79 0 .41 2 .59 3 .00 ( 0 .28 ) ( 2 .23 ) ( 2 .51 ) 59 .28
R-3 shares
2020 (b) 50 .62 0 .20 ( 2 .48 ) ( 2 .28 ) ( 0 .34 ) ( 3 .67 ) ( 4 .01 ) 44 .33
2019 63 .23 0 .44 5 .66 6 .10 ( 0 .51 ) ( 18 .20 ) ( 18 .71 ) 50 .62
2018 63 .61 0 .67 3 .51 4 .18 ( 0 .43 ) ( 4 .13 ) ( 4 .56 ) 63 .23
2017 57 .22 0 .45 11 .51 11 .96 ( 0 .48 ) ( 5 .09 ) ( 5 .57 ) 63 .61
2016 59 .22 0 .53 0 .40 0 .93 ( 0 .58 ) ( 2 .35 ) ( 2 .93 ) 57 .22
2015 58 .78 0 .52 2 .59 3 .11 ( 0 .44 ) ( 2 .23 ) ( 2 .67 ) 59 .22
R-4 shares
2020 (b) 51 .23 0 .25 ( 2 .51 ) ( 2 .26 ) ( 0 .45 ) ( 3 .67 ) ( 4 .12 ) 44 .85
2019 63 .79 0 .54 5 .74 6 .28 ( 0 .64 ) ( 18 .20 ) ( 18 .84 ) 51 .23
2018 64 .18 0 .83 3 .51 4 .34 ( 0 .60 ) ( 4 .13 ) ( 4 .73 ) 63 .79
2017 57 .69 0 .56 11 .60 12 .16 ( 0 .58 ) ( 5 .09 ) ( 5 .67 ) 64 .18
2016 59 .66 0 .65 0 .40 1 .05 ( 0 .67 ) ( 2 .35 ) ( 3 .02 ) 57 .69
2015 59 .17 0 .63 2 .62 3 .25 ( 0 .53 ) ( 2 .23 ) ( 2 .76 ) 59 .66
R-5 shares
2020 (b) 51 .51 0 .28 ( 2 .52 ) ( 2 .24 ) ( 0 .50 ) ( 3 .67 ) ( 4 .17 ) 45 .10
2019 64 .05 0 .60 5 .76 6 .36 ( 0 .70 ) ( 18 .20 ) ( 18 .90 ) 51 .51
2018 64 .40 0 .90 3 .53 4 .43 ( 0 .65 ) ( 4 .13 ) ( 4 .78 ) 64 .05
2017 57 .87 0 .63 11 .64 12 .27 ( 0 .65 ) ( 5 .09 ) ( 5 .74 ) 64 .40
2016 59 .86 0 .72 0 .39 1 .11 ( 0 .75 ) ( 2 .35 ) ( 3 .10 ) 57 .87
2015 59 .34 0 .70 2 .63 3 .33 ( 0 .58 ) ( 2 .23 ) ( 2 .81 ) 59 .86

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 4 .99 ) % (c) $ 598,656 0 .47% (d) ,(e) 1 .42% (d) 39 .2% (d)
17 .85 683,345 0 .47 (e) 1 .49 35 .4
7 .35 683,933 0 .47 (e) 1 .53 36 .3
22 .97 1,385,593 0 .47 (e) 1 .30 20 .1
2 .27 1,399,596 0 .47 1 .49 34 .5
6 .12 1,501,149 0 .46 1 .45 14 .0
( 5 .42 ) (c) 1,612 1 .37 (d) 0 .52 (d) 39 .2 (d)
16 .78 1,828 1 .37 0 .61 35 .4
6 .40 2,381 1 .35 0 .76 36 .3
21 .93 2,547 1 .33 0 .41 20 .1
1 .38 (f) 2,904 1 .33 0 .65 34 .5
5 .21 (f) 4,282 1 .33 0 .56 14 .0
( 5 .36 ) (c) 875 1 .24 (d) 0 .67 (d) 39 .2 (d)
16 .94 2,203 1 .24 0 .75 35 .4
6 .55 3,249 1 .22 0 .94 36 .3
22 .06 3,807 1 .20 0 .57 20 .1
1 .54 3,393 1 .20 0 .76 34 .5
5 .33 3,797 1 .20 0 .70 14 .0
( 5 .28 ) (c) 13,265 1 .06 (d) 0 .83 (d) 39 .2 (d)
17 .15 16,017 1 .06 0 .91 35 .4
6 .74 17,054 1 .04 1 .04 36 .3
22 .30 24,316 1 .02 0 .76 20 .1
1 .70 (f) 29,886 1 .02 0 .94 34 .5
5 .53 (f) 35,202 1 .02 0 .88 14 .0
( 5 .20 ) (c) 13,076 0 .87 (d) 1 .02 (d) 39 .2 (d)
17 .38 16,878 0 .87 1 .10 35 .4
6 .94 17,986 0 .85 1 .29 36 .3
22 .53 (f) 22,400 0 .83 0 .93 20 .1
1 .90 (f) 20,833 0 .83 1 .13 34 .5
5 .73 23,003 0 .83 1 .07 14 .0
( 5 .14 ) (c) 29,960 0 .75 (d) 1 .15 (d) 39 .2 (d)
17 .51 34,786 0 .75 1 .22 35 .4
7 .07 35,915 0 .73 1 .39 36 .3
22 .67 42,983 0 .71 1 .06 20 .1
2 .03 49,392 0 .71 1 .25 34 .5
5 .86 54,410 0 .71 1 .19 14 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2020.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2010 FUND
Class J shares
2020 (d) $ 13.34 $ 0.20 ( $ 0.28) ( $ 0.08) ( $ 0.31) ( $ 0.57) ( $ 0.88) $ 12.38
2019 13.20 0.35 0.81 1.16 (0.34) (0.68) (1.02) 13.34
2018 13.95 0.36 (0.45) (0.09) (0.36) (0.30) (0.66) 13.20
2017 13.20 0.26 1.01 1.27 (0.24) (0.28) (0.52) 13.95
2016 13.44 0.22 0.15 0.37 (0.21) (0.40) (0.61) 13.20
2015 13.65 0.27 (0.22) 0.05 (0.26) – (0.26) 13.44
Institutional shares
2020 (d) 13.40 0.21 (0.28) (0.07) (0.33) (0.57) (0.90) 12.43
2019 13.26 0.38 0.80 1.18 (0.36) (0.68) (1.04) 13.40
2018 14.01 0.40 (0.47) (0.07) (0.38) (0.30) (0.68) 13.26
2017 13.26 0.29 1.01 1.30 (0.27) (0.28) (0.55) 14.01
2016 13.50 0.25 0.16 0.41 (0.25) (0.40) (0.65) 13.26
2015 13.71 0.32 (0.23) 0.09 (0.30) – (0.30) 13.50
R-1 shares
2020 (d) 13.34 0.16 (0.29) (0.13) (0.22) (0.57) (0.79) 12.42
2019 13.18 0.28 0.79 1.07 (0.23) (0.68) (0.91) 13.34
2018 13.92 0.26 (0.45) (0.19) (0.25) (0.30) (0.55) 13.18
2017 13.15 0.17 1.01 1.18 (0.13) (0.28) (0.41) 13.92
2016 13.38 0.15 0.14 0.29 (0.12) (0.40) (0.52) 13.15
2015 13.58 0.20 (0.23) (0.03) (0.17) – (0.17) 13.38
R-2 shares
2020 (d) 13.34 0.17 (0.30) (0.13) (0.18) (0.57) (0.75) 12.46
2019 13.19 0.28 0.81 1.09 (0.26) (0.68) (0.94) 13.34
2018 13.92 0.27 (0.44) (0.17) (0.26) (0.30) (0.56) 13.19
2017 13.15 0.19 1.01 1.20 (0.15) (0.28) (0.43) 13.92
2016 13.39 0.15 0.15 0.30 (0.14) (0.40) (0.54) 13.15
2015 13.58 0.22 (0.24) (0.02) (0.17) – (0.17) 13.39
R-3 shares
2020 (d) 13.28 0.18 (0.30) (0.12) (0.25) (0.57) (0.82) 12.34
2019 13.12 0.30 0.82 1.12 (0.28) (0.68) (0.96) 13.28
2018 13.87 0.32 (0.47) (0.15) (0.30) (0.30) (0.60) 13.12
2017 13.12 0.21 1.01 1.22 (0.19) (0.28) (0.47) 13.87
2016 13.36 0.18 0.14 0.32 (0.16) (0.40) (0.56) 13.12
2015 13.56 0.24 (0.22) 0.02 (0.22) – (0.22) 13.36
R-4 shares
2020 (d) 13.32 0.19 (0.29) (0.10) (0.28) (0.57) (0.85) 12.37
2019 13.17 0.35 0.79 1.14 (0.31) (0.68) (0.99) 13.32
2018 13.91 0.34 (0.46) (0.12) (0.32) (0.30) (0.62) 13.17
2017 13.16 0.24 1.00 1.24 (0.21) (0.28) (0.49) 13.91
2016 13.40 0.21 0.14 0.35 (0.19) (0.40) (0.59) 13.16
2015 13.60 0.28 (0.25) 0.03 (0.23) – (0.23) 13.40
R-5 shares
2020 (d) 13.33 0.20 (0.28) (0.08) (0.29) (0.57) (0.86) 12.39
2019 13.19 0.35 0.80 1.15 (0.33) (0.68) (1.01) 13.33
2018 13.94 0.35 (0.46) (0.11) (0.34) (0.30) (0.64) 13.19
2017 13.19 0.26 1.00 1.26 (0.23) (0.28) (0.51) 13.94
2016 13.43 0.22 0.15 0.37 (0.21) (0.40) (0.61) 13.19
2015 13.64 0.28 (0.23) 0.05 (0.26) – (0.26) 13.43

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.74) % (e),(f) $ 199,907 0.18% (g) 0.21% (g) 3.21% (g) 19.8% (g)
9.71 (f) 212,675 0.19 0.22 2.72 37.4
(0.72) (f) 215,753 0.18 0.21 2.62 21.7
9.99 (f) 248,655 0.17 0.20 1.91 13.0
2.98 (f) 245,736 0.22 0.25 1.71 15.1
0.36 (f) 249,105 0.31 0.34 1.99 32.7
(0.66) (e) 400,409 0.02 (g) – 3.36 (g) 19.8 (g)
9.86 414,444 0.02 – 2.94 37.4
(0.55) 464,671 0.01 – 2.91 21.7
10.15 628,211 0.00 – 2.16 13.0
3.25 768,118 0.03 – 1.94 15.1
0.65 871,781 0.04 – 2.31 32.7
(1.15) (e) 3,736 0.89 (g) – 2.53 (g) 19.8 (g)
8.92 3,967 0.89 – 2.18 37.4
(1.41) 4,818 0.89 – 1.93 21.7
9.22 6,335 0.88 – 1.27 13.0
2.33 7,515 0.91 – 1.19 15.1
(0.23) 12,141 0.92 – 1.48 32.7
(1.07) (e) 2,828 0.76 (g) – 2.74 (g) 19.8 (g)
9.07 3,517 0.76 – 2.14 37.4
(1.26) 5,658 0.76 – 1.96 21.7
9.39 6,997 0.75 – 1.40 13.0
2.37 8,387 0.78 – 1.19 15.1
(0.11) 12,072 0.79 – 1.63 32.7
(1.02) (e) 22,884 0.58 (g) – 2.84 (g) 19.8 (g)
9.35 26,022 0.58 – 2.36 37.4
(1.16) 29,905 0.58 – 2.34 21.7
9.56 42,175 0.57 – 1.57 13.0
2.60 50,539 0.60 – 1.37 15.1
0.12 64,152 0.61 – 1.76 32.7
(0.92) (e) 10,141 0.39 (g) – 3.02 (g) 19.8 (g)
9.52 11,749 0.39 – 2.71 37.4
(0.90) 16,391 0.39 – 2.51 21.7
9.77 22,920 0.38 – 1.78 13.0
2.80 29,697 0.41 – 1.61 15.1
0.26 38,245 0.42 – 2.10 32.7
(0.75) (e) 25,121 0.27 (g) – 3.14 (g) 19.8 (g)
9.59 27,348 0.27 – 2.76 37.4
(0.83) 44,323 0.27 – 2.58 21.7
9.87 52,651 0.26 – 1.98 13.0
2.95 73,347 0.29 – 1.70 15.1
0.39 90,554 0.30 – 2.06 32.7
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2020 (c) $ 10 .26 $ 0 .16 ( $ 0 .27 ) ( $ 0 .11 ) ( $ 0 .23 ) ( $ 0 .96 ) ( $ 1 .19 ) $ 8 .96
2019 10 .18 0 .29 0 .66 0 .95 ( 0 .28 ) ( 0 .59 ) ( 0 .87 ) 10 .26
2018 11 .02 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .29 ) ( 0 .50 ) ( 0 .79 ) 10 .18
2017 10 .17 0 .21 1 .00 1 .21 ( 0 .20 ) ( 0 .16 ) ( 0 .36 ) 11 .02
2016 10 .76 0 .19 0 .08 0 .27 ( 0 .18 ) ( 0 .68 ) ( 0 .86 ) 10 .17
2015 11 .31 0 .26 ( 0 .18 ) 0 .08 ( 0 .27 ) ( 0 .36 ) ( 0 .63 ) 10 .76
R-1 shares
2020 (c) 9 .97 0 .12 ( 0 .26 ) ( 0 .14 ) ( 0 .15 ) ( 0 .96 ) ( 1 .11 ) 8 .72
2019 9 .90 0 .19 0 .65 0 .84 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 9 .97
2018 10 .72 0 .22 ( 0 .35 ) ( 0 .13 ) ( 0 .19 ) ( 0 .50 ) ( 0 .69 ) 9 .90
2017 9 .90 0 .12 0 .97 1 .09 ( 0 .11 ) ( 0 .16 ) ( 0 .27 ) 10 .72
2016 10 .47 0 .10 0 .08 0 .18 ( 0 .07 ) ( 0 .68 ) ( 0 .75 ) 9 .90
2015 11 .02 0 .19 ( 0 .22 ) ( 0 .03 ) ( 0 .16 ) ( 0 .36 ) ( 0 .52 ) 10 .47
R-2 shares
2020 (c) 10 .05 0 .13 ( 0 .27 ) ( 0 .14 ) ( 0 .15 ) ( 0 .96 ) ( 1 .11 ) 8 .80
2019 9 .97 0 .21 0 .65 0 .86 ( 0 .19 ) ( 0 .59 ) ( 0 .78 ) 10 .05
2018 10 .79 0 .21 ( 0 .33 ) ( 0 .12 ) ( 0 .20 ) ( 0 .50 ) ( 0 .70 ) 9 .97
2017 9 .94 0 .14 0 .97 1 .11 ( 0 .10 ) ( 0 .16 ) ( 0 .26 ) 10 .79
2016 10 .52 0 .12 0 .07 0 .19 ( 0 .09 ) ( 0 .68 ) ( 0 .77 ) 9 .94
2015 11 .07 0 .19 ( 0 .20 ) ( 0 .01 ) ( 0 .18 ) ( 0 .36 ) ( 0 .54 ) 10 .52
R-3 shares
2020 (c) 10 .00 0 .13 ( 0 .26 ) ( 0 .13 ) ( 0 .18 ) ( 0 .96 ) ( 1 .14 ) 8 .73
2019 9 .93 0 .22 0 .66 0 .88 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 10 .00
2018 10 .76 0 .25 ( 0 .35 ) ( 0 .10 ) ( 0 .23 ) ( 0 .50 ) ( 0 .73 ) 9 .93
2017 9 .94 0 .15 0 .97 1 .12 ( 0 .14 ) ( 0 .16 ) ( 0 .30 ) 10 .76
2016 10 .53 0 .13 0 .08 0 .21 ( 0 .12 ) ( 0 .68 ) ( 0 .80 ) 9 .94
2015 11 .09 0 .21 ( 0 .20 ) 0 .01 ( 0 .21 ) ( 0 .36 ) ( 0 .57 ) 10 .53
R-4 shares
2020 (c) 10 .10 0 .14 ( 0 .27 ) ( 0 .13 ) ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 8 .81
2019 10 .02 0 .25 0 .66 0 .91 ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 10 .10
2018 10 .84 0 .25 ( 0 .33 ) ( 0 .08 ) ( 0 .24 ) ( 0 .50 ) ( 0 .74 ) 10 .02
2017 10 .02 0 .17 0 .97 1 .14 ( 0 .16 ) ( 0 .16 ) ( 0 .32 ) 10 .84
2016 10 .60 0 .15 0 .09 0 .24 ( 0 .14 ) ( 0 .68 ) ( 0 .82 ) 10 .02
2015 11 .15 0 .23 ( 0 .20 ) 0 .03 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 10 .60
R-5 shares
2020 (c) 10 .11 0 .15 ( 0 .28 ) ( 0 .13 ) ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 8 .82
2019 10 .04 0 .26 0 .66 0 .92 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 10 .11
2018 10 .87 0 .26 ( 0 .33 ) ( 0 .07 ) ( 0 .26 ) ( 0 .50 ) ( 0 .76 ) 10 .04
2017 10 .04 0 .18 0 .98 1 .16 ( 0 .17 ) ( 0 .16 ) ( 0 .33 ) 10 .87
2016 10 .62 0 .16 0 .09 0 .25 ( 0 .15 ) ( 0 .68 ) ( 0 .83 ) 10 .04
2015 11 .18 0 .25 ( 0 .21 ) 0 .04 ( 0 .24 ) ( 0 .36 ) ( 0 .60 ) 10 .62

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 1 .50 ) % (d) $ 271,593 0 .02% (e) 3 .40% (e) 28 .1% (e)
10 .48 291,875 0 .02 2 .95 37 .5
( 0 .56 ) 362,525 0 .02 2 .94 23 .6
12 .29 477,915 0 .01 2 .03 19 .8
2 .91 556,606 0 .02 1 .87 13 .9
0 .72 594,985 0 .04 2 .41 39 .3
( 1 .88 ) (d) 3,244 0 .89 (e) 2 .62 (e) 28 .1 (e)
9 .44 3,645 0 .89 1 .99 37 .5
( 1 .35 ) 4,325 0 .89 2 .17 23 .6
11 .31 7,182 0 .89 1 .20 19 .8
2 .07 8,405 0 .90 1 .03 13 .9
( 0 .23 ) 10,613 0 .92 1 .74 39 .3
( 1 .87 ) (d) 1,972 0 .76 (e) 2 .87 (e) 28 .1 (e)
9 .61 2,441 0 .76 2 .21 37 .5
( 1 .23 ) 3,812 0 .76 2 .06 23 .6
11 .47 5,612 0 .76 1 .33 19 .8
2 .19 8,043 0 .77 1 .19 13 .9
( 0 .08 ) 11,945 0 .79 1 .78 39 .3
( 1 .79 ) (d) 32,186 0 .58 (e) 2 .86 (e) 28 .1 (e)
9 .89 36,399 0 .58 2 .31 37 .5
( 1 .06 ) 48,512 0 .58 2 .41 23 .6
11 .59 65,145 0 .58 1 .47 19 .8
2 .38 73,860 0 .59 1 .36 13 .9
0 .07 88,009 0 .61 1 .93 39 .3
( 1 .78 ) (d) 15,388 0 .39 (e) 3 .09 (e) 28 .1 (e)
10 .11 18,317 0 .39 2 .54 37 .5
( 0 .85 ) 23,837 0 .39 2 .43 23 .6
11 .73 32,472 0 .39 1 .70 19 .8
2 .62 44,908 0 .40 1 .52 13 .9
0 .32 53,197 0 .42 2 .17 39 .3
( 1 .72 ) (d) 26,241 0 .27 (e) 3 .23 (e) 28 .1 (e)
10 .21 30,810 0 .27 2 .72 37 .5
( 0 .76 ) 48,571 0 .27 2 .54 23 .6
11 .96 55,793 0 .27 1 .75 19 .8
2 .75 68,496 0 .28 1 .65 13 .9
0 .38 73,077 0 .30 2 .34 39 .3
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 FUND
Class J shares
2020 (d) $ 14.26 $ 0.22 ( $ 0.54) ( $ 0.32) ( $ 0.29) ( $ 0.87) ( $ 1.16) $ 12.78
2019 13.78 0.34 1.04 1.38 (0.33) (0.57) (0.90) 14.26
2018 14.66 0.37 (0.46) (0.09) (0.37) (0.42) (0.79) 13.78
2017 13.32 0.24 1.56 1.80 (0.23) (0.23) (0.46) 14.66
2016 14.10 0.21 0.10 0.31 (0.19) (0.90) (1.09) 13.32
2015 14.86 0.35 (0.27) 0.08 (0.32) (0.52) (0.84) 14.10
Institutional shares
2020 (d) 14.35 0.23 (0.53) (0.30) (0.32) (0.87) (1.19) 12.86
2019 13.86 0.37 1.04 1.41 (0.35) (0.57) (0.92) 14.35
2018 14.74 0.42 (0.49) (0.07) (0.39) (0.42) (0.81) 13.86
2017 13.40 0.27 1.56 1.83 (0.26) (0.23) (0.49) 14.74
2016 14.19 0.24 0.10 0.34 (0.23) (0.90) (1.13) 13.40
2015 14.94 0.39 (0.26) 0.13 (0.36) (0.52) (0.88) 14.19
R-1 shares
2020 (d) 14.22 0 .18 (0.55) (0.37) (0.18) (0.87) (1.05) 12.80
2019 13.71 0.27 1.02 1.29 (0.21) (0.57) (0.78) 14.22
2018 14.59 0.28 (0.48) (0.20) (0.26) (0.42) (0.68) 13.71
2017 13.26 0.16 1.54 1.70 (0.14) (0.23) (0.37) 14.59
2016 14.04 0.13 0.09 0.22 (0.10) (0.90) (1.00) 13.26
2015 14.79 0.28 (0.27) 0.01 (0.24) (0.52) (0.76) 14 .04
R-2 shares
2020 (d) 14.23 0.20 (0.55) (0.35) (0.21) (0.87) (1.08) 12.80
2019 13.70 0.27 1 .04 1.31 (0.21) (0.57) (0.78) 14.23
2018 14.57 0.31 (0.48) (0.17) (0.28) (0.42) (0.70) 13.70
2017 13.24 0.17 1.54 1.71 (0.15) (0.23) (0.38) 14.57
2016 14.02 0.15 0.08 0.23 (0.11) (0.90) (1.01) 13.24
2015 14.76 0.30 (0.27) 0.03 (0.25) (0.52) (0.77) 14.02
R-3 shares
2020 (d) 14.18 0.20 (0.54) (0.34) (0.23) (0.87) (1.10) 12.74
2019 13.69 0.29 1.03 1.32 (0.26) (0.57) (0.83) 14.18
2018 14.57 0.34 (0.49) (0.15) ( 0 .31) (0.42) (0.73) 13.69
2017 13.24 0.19 1.55 1.74 (0.18) (0.23) (0.41) 14.57
2016 14.02 0.17 0 .10 0.27 (0.15) (0.90) (1.05) 13.24
2015 14.78 0.32 (0.28) 0.04 (0.28) (0.52) (0.80) 14.02
R-4 shares
2020 (d) 14.22 0.21 (0.53) (0.32) (0.26) (0.87) (1.13) 12.77
2019 13.73 0.35 1.00 1.35 (0.29) (0.57) (0.86) 14.22
2018 14.60 0.34 (0.46) (0.12) (0.33) (0.42) (0.75) 13.73
2017 13.28 0.23 1.53 1.76 (0.21) (0.23) (0.44) 14.60
2016 14.06 0.19 0.10 0.29 (0.17) (0.90) (1.07) 13.28
2015 14.81 0.37 (0.30) 0.07 ( 0 .30) (0.52) (0.82) 14.06
R-5 shares
2020 (d) 14.26 0.22 (0.53) (0.31) (0.28) (0.87) (1.15) 12.80
2019 13.77 0.33 1.04 1.37 (0.31) (0.57) (0.88) 14.26
2018 14.66 0.37 (0.49) (0.12) (0.35) (0.42) (0.77) 13.77
2017 13.32 0.25 1.54 1.79 (0.22) (0.23) (0.45) 14.66
2016 14.10 0.21 0.10 0.31 (0.19) (0.90) (1.09) 13.32
2015 14.86 0.36 (0.27) 0.09 (0.33) (0.52) (0.85) 14.10

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(2.67) % (e),(f) $ 797,089 0.17% (g) 0.20% (g) 3.33% (g) 17.1% (g)
10.94 (f) 880,475 0.17 0.20 2.47 34.2
(0.72) (f) 878,626 0.17 0.20 2.59 20.4
13.99 (f) 966,158 0.17 0.20 1.75 14.2
2.53 (f) 900,189 0.20 0.23 1.64 12.0
0.59 (f) 900,725 0.31 0.34 2.42 33.5
(2.57) (e) 2,295,941 0.01 (g) – 3.48 (g) 17.1 (g)
11.15 2,553,165 0.01 – 2.74 34.2
(0.56) 2,869,014 0.01 – 2.91 20.4
14.10 3,661,569 0.01 – 1.97 14.2
2.71 3,948,810 0.02 – 1.83 12.0
0.95 4,195,249 0.04 – 2.70 33.5
(3.02) (e) 17,260 0.88 (g) – 2.65 (g) 17.1 (g)
10.22 20,527 0.88 – 1.97 34.2
(1.50) 26,253 0.88 – 1.96 20.4
13.16 34,952 0.88 – 1.15 14.2
1.82 40,455 0.90 – 0.99 12.0
0.05 46,993 0.91 – 1.93 33.5
(2.92) (e) 16,747 0.75 (g) – 2.92 (g) 17.1 (g)
10.36 21,714 0.75 – 1.96 34.2
(1.31) 26,429 0.75 – 2.15 20.4
13.27 44,802 0.75 – 1.23 14.2
1.92 48,551 0.77 – 1.13 12.0
0.21 57,059 0.78 – 2.11 33.5
(2 .82) (e) 109,162 0.57 (g) – 2.94 (g) 17.1 (g)
10.51 127,255 0.57 – 2.16 34.2
(1.16) 151,279 0.57 – 2.38 20.4
13.51 214,250 0.57 – 1.41 14.2
2.19 235,954 0.59 – 1.31 12.0
0.30 277,010 0.60 – 2.21 33.5
(2.73) (e) 54,925 0.38 (g) – 3.19 (g) 17.1 (g)
10.74 73,232 0.38 – 2.57 34.2
(0.93) 113,348 0.38 – 2.41 20.4
13.66 149,079 0.38 – 1.65 14.2
2.37 182,490 0.40 – 1.48 12.0
0.53 197,589 0.41 – 2.57 33.5
(2.64) (e) 174,173 0.26 (g) – 3.25 (g) 17.1 (g)
10.90 194,723 0.26 – 2.44 34.2
(0.91) 237,085 0.26 – 2.61 20.4
13.86 275,166 0.26 – 1.83 14.2
2.50 375,444 0.28 – 1.62 12.0
0.63 433,423 0.29 – 2.48 33.5
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2020 (c) $ 11 .75 $ 0 .19 ( $ 0 .58 ) ( $ 0 .39 ) ( $ 0 .25 ) ( $ 0 .53 ) ( $ 0 .78 ) $ 10 .58
2019 11 .18 0 .29 0 .92 1 .21 ( 0 .27 ) ( 0 .37 ) ( 0 .64 ) 11 .75
2018 11 .77 0 .32 ( 0 .36 ) ( 0 .04 ) ( 0 .31 ) ( 0 .24 ) ( 0 .55 ) 11 .18
2017 10 .51 0 .20 1 .44 1 .64 ( 0 .19 ) ( 0 .19 ) ( 0 .38 ) 11 .77
2016 11 .17 0 .17 0 .07 0 .24 ( 0 .17 ) ( 0 .73 ) ( 0 .90 ) 10 .51
2015 11 .76 0 .29 ( 0 .18 ) 0 .11 ( 0 .31 ) ( 0 .39 ) ( 0 .70 ) 11 .17
R-1 shares
2020 (c) 11 .44 0 .15 ( 0 .58 ) ( 0 .43 ) ( 0 .15 ) ( 0 .53 ) ( 0 .68 ) 10 .33
2019 10 .89 0 .19 0 .90 1 .09 ( 0 .17 ) ( 0 .37 ) ( 0 .54 ) 11 .44
2018 11 .47 0 .24 ( 0 .37 ) ( 0 .13 ) ( 0 .21 ) ( 0 .24 ) ( 0 .45 ) 10 .89
2017 10 .26 0 .11 1 .39 1 .50 ( 0 .10 ) ( 0 .19 ) ( 0 .29 ) 11 .47
2016 10 .92 0 .09 0 .05 0 .14 ( 0 .07 ) ( 0 .73 ) ( 0 .80 ) 10 .26
2015 11 .51 0 .22 ( 0 .20 ) 0 .02 ( 0 .22 ) ( 0 .39 ) ( 0 .61 ) 10 .92
R-2 shares
2020 (c) 11 .48 0 .15 ( 0 .58 ) ( 0 .43 ) ( 0 .16 ) ( 0 .53 ) ( 0 .69 ) 10 .36
2019 10 .93 0 .20 0 .91 1 .11 ( 0 .19 ) ( 0 .37 ) ( 0 .56 ) 11 .48
2018 11 .51 0 .22 ( 0 .34 ) ( 0 .12 ) ( 0 .22 ) ( 0 .24 ) ( 0 .46 ) 10 .93
2017 10 .28 0 .12 1 .41 1 .53 ( 0 .11 ) ( 0 .19 ) ( 0 .30 ) 11 .51
2016 10 .95 0 .11 0 .04 0 .15 ( 0 .09 ) ( 0 .73 ) ( 0 .82 ) 10 .28
2015 11 .53 0 .23 ( 0 .20 ) 0 .03 ( 0 .22 ) ( 0 .39 ) ( 0 .61 ) 10 .95
R-3 shares
2020 (c) 11 .48 0 .16 ( 0 .57 ) ( 0 .41 ) ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 10 .35
2019 10 .94 0 .22 0 .90 1 .12 ( 0 .21 ) ( 0 .37 ) ( 0 .58 ) 11 .48
2018 11 .52 0 .26 ( 0 .36 ) ( 0 .10 ) ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 10 .94
2017 10 .30 0 .14 1 .40 1 .54 ( 0 .13 ) ( 0 .19 ) ( 0 .32 ) 11 .52
2016 10 .97 0 .12 0 .05 0 .17 ( 0 .11 ) ( 0 .73 ) ( 0 .84 ) 10 .30
2015 11 .56 0 .24 ( 0 .19 ) 0 .05 ( 0 .25 ) ( 0 .39 ) ( 0 .64 ) 10 .97
R-4 shares
2020 (c) 11 .61 0 .18 ( 0 .58 ) ( 0 .40 ) ( 0 .21 ) ( 0 .53 ) ( 0 .74 ) 10 .47
2019 11 .05 0 .25 0 .91 1 .16 ( 0 .23 ) ( 0 .37 ) ( 0 .60 ) 11 .61
2018 11 .63 0 .27 ( 0 .35 ) ( 0 .08 ) ( 0 .26 ) ( 0 .24 ) ( 0 .50 ) 11 .05
2017 10 .39 0 .16 1 .42 1 .58 ( 0 .15 ) ( 0 .19 ) ( 0 .34 ) 11 .63
2016 11 .06 0 .13 0 .06 0 .19 ( 0 .13 ) ( 0 .73 ) ( 0 .86 ) 10 .39
2015 11 .65 0 .27 ( 0 .20 ) 0 .07 ( 0 .27 ) ( 0 .39 ) ( 0 .66 ) 11 .06
R-5 shares
2020 (c) 11 .66 0 .18 ( 0 .59 ) ( 0 .41 ) ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 10 .50
2019 11 .10 0 .26 0 .91 1 .17 ( 0 .24 ) ( 0 .37 ) ( 0 .61 ) 11 .66
2018 11 .68 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .28 ) ( 0 .24 ) ( 0 .52 ) 11 .10
2017 10 .44 0 .18 1 .42 1 .60 ( 0 .17 ) ( 0 .19 ) ( 0 .36 ) 11 .68
2016 11 .10 0 .15 0 .06 0 .21 ( 0 .14 ) ( 0 .73 ) ( 0 .87 ) 10 .44
2015 11 .69 0 .29 ( 0 .21 ) 0 .08 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 11 .10

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 3 .72 ) % (d) $ 1,151,457 0 .01% (e) 3 .49% (e) 27 .6% (e)
11 .81 1,155,367 0 .01 2 .60 34 .9
( 0 .49 ) 1,203,265 0 .01 2 .75 26 .0
16 .08 1,316,450 0 .01 1 .84 22 .0
2 .50 1,247,487 0 .02 1 .69 13 .7
1 .01 1,139,392 0 .04 2 .60 49 .9
( 4 .15 ) (d) 8,835 0 .89 (e) 2 .80 (e) 27 .6 (e)
10 .78 11,116 0 .88 1 .73 34 .9
( 1 .24 ) 11,721 0 .88 2 .08 26 .0
14 .99 15,858 0 .88 1 .02 22 .0
1 .55 14,810 0 .89 0 .89 13 .7
0 .19 16,680 0 .91 2 .00 49 .9
( 4 .10 ) (d) 10,408 0 .76 (e) 2 .81 (e) 27 .6 (e)
10 .98 12,515 0 .75 1 .80 34 .9
( 1 .21 ) 13,705 0 .75 1 .96 26 .0
15 .20 15,766 0 .75 1 .11 22 .0
1 .68 18,268 0 .76 1 .06 13 .7
0 .32 21,044 0 .78 2 .07 49 .9
( 3 .98 ) (d) 120,267 0 .58 (e) 2 .99 (e) 27 .6 (e)
11 .07 134,168 0 .57 2 .04 34 .9
( 0 .96 ) 142,783 0 .57 2 .29 26 .0
15 .37 175,880 0 .57 1 .33 22 .0
1 .88 172,896 0 .58 1 .18 13 .7
0 .49 173,313 0 .60 2 .18 49 .9
( 3 .88 ) (d) 54,246 0 .39 (e) 3 .20 (e) 27 .6 (e)
11 .37 63,748 0 .38 2 .30 34 .9
( 0 .83 ) 77,410 0 .38 2 .31 26 .0
15 .67 91,191 0 .38 1 .49 22 .0
2 .01 96,203 0 .39 1 .28 13 .7
0 .65 80,896 0 .41 2 .42 49 .9
( 3 .93 ) (d) 105,124 0 .27 (e) 3 .33 (e) 27 .6 (e)
11 .49 118,440 0 .26 2 .31 34 .9
( 0 .66 ) 135,376 0 .26 2 .50 26 .0
15 .72 141,431 0 .26 1 .62 22 .0
2 .23 143,138 0 .27 1 .44 13 .7
0 .76 125,570 0 .29 2 .60 49 .9
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 FUND
Class J shares
2020 (d) $ 14.77 $ 0.24 ( $ 0.85) ( $ 0.61) ( $ 0.29) ( $ 0.63) ( $ 0.92) $ 13.24
2019 14.24 0.31 1.23 1.54 (0.30) (0.71) (1.01) 14.77
2018 15.18 0.37 (0.47) (0.10) (0.37) (0.47) (0.84) 14.24
2017 13.38 0.21 2.09 2.30 (0.21) ( 0 .29) (0.50) 15.18
2016 14.37 0.19 0.01 0.20 (0.18) (1.01) (1.19) 13.38
2015 15.17 0.36 (0.23) 0.13 (0.35) (0.58) (0.93) 14.37
Institutional shares
2020 (d) 14.83 0.25 (0.86) (0.61) (0.31) (0.63) (0.94) 13.28
2019 14.29 0.35 1.22 1.57 (0.32) (0.71) (1.03) 14.83
2018 15.23 0.43 (0.50) (0.07) (0.40) ( 0 .47) (0.87) 14.29
2017 13.43 0.25 2.08 2.33 (0.24) (0.29) (0.53) 15.23
2016 14.43 0.22 – 0 .22 (0.21) (1.01) (1.22) 13.43
2015 15.22 0.40 (0.22) 0.18 (0.39) (0.58) (0.97) 14.43
R-1 shares
2020 (d) 14.68 0.19 (0.86) (0.67) (0.18) (0.63) (0.81) 13.20
2019 14.12 0.23 1.22 1.45 (0.18) (0.71) (0.89) 14.68
2018 15.05 0.28 (0.48) (0.20) (0.26) (0.47) (0.73) 14.12
2017 13.28 0.13 2.05 2.18 (0.12) (0.29) (0.41) 15.05
2016 14.26 0.11 – 0.11 (0.08) (1.01) (1.09) 13.28
2015 15.07 0.28 (0.25) 0.03 (0.26) (0.58) (0.84) 14.26
R-2 shares
2020 (d) 14.75 0.22 (0.89) (0.67) (0.20) (0.63) (0.83) 13.25
2019 14 .18 0.24 1.22 1.46 (0.18) (0.71) (0.89) 14.75
2018 15.10 0.30 (0.48) (0.18) (0.27) (0.47) (0.74) 14.18
2017 13.31 0.14 2.07 2.21 (0.13) (0.29) (0.42) 15.10
2016 14.29 0.13 – 0.13 (0.10) (1.01) (1.11) 13.31
2015 15.08 0.32 (0.26) 0.06 (0.27) (0.58) (0.85) 14.29
R-3 shares
2020 (d) 14.73 0.21 (0.86) (0.65) (0.22) (0.63) (0.85) 13.23
2019 14.19 0.27 1.21 1.48 (0.23) (0.71) (0.94) 14.73
2018 15.12 0.34 (0.49) (0.15) (0.31) (0.47) (0.78) 14.19
2017 13.34 0.17 2.06 2.23 (0.16) (0.29) (0.45) 15.12
2016 14.33 0 .15 – 0.15 (0.13) (1.01) (1.14) 13.34
2015 15.13 0.34 (0.25) 0.09 (0.31) (0.58) (0.89) 14.33
R-4 shares
2020 (d) 15.28 0.25 (0.90) (0.65) (0.25) (0.63) (0.88) 13.75
2019 14.69 0.34 1.22 1.56 (0.26) (0.71) (0.97) 15.28
2018 15.62 0.36 (0.49) (0.13) (0.33) (0.47) (0.80) 14.69
2017 13.76 0.21 2.13 2.34 (0.19) (0.29) (0.48) 15.62
2016 14.75 0.18 – 0.18 (0.16) (1.01) (1.17) 13.76
2015 15.54 0.41 (0.29) 0.12 ( 0 .33) (0.58) (0.91) 14.75
R-5 shares
2020 (d) 14.79 0.24 (0.86) (0.62) (0.27) (0.63) (0.90) 13.27
2019 14.26 0.31 1.22 1.53 (0.29) (0.71) (1.00) 14.79
2018 15.19 0.37 (0.47) (0.10) (0.36) (0.47) (0.83) 14.26
2017 13.40 0.23 2.05 2.28 (0.20) (0.29) (0.49) 15.19
2016 14.39 0.20 (0.01) 0.19 (0.17) (1.01) (1.18) 13.40
2015 15.19 0.37 (0.24) 0.13 (0.35) (0.58) (0.93) 14.39

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(4.65) % (e),(f) $ 1,090,670 0.17% (g) 0.20% (g) 3.49% (g) 36.8% (g)
12.06 (f) 1,197,486 0.18 0.21 2.24 23.0
(0.80) (f) 1,146,825 0.17 0.20 2.48 23.8
17.74 (f) 1,217,752 0.18 0.21 1.53 20.9
1.68 (f) 1,066,715 0.22 0.25 1.47 15.2
0.96 (f) 1,046,222 0.32 0.35 2.44 36.0
(4.62) (e) 3,402,798 0.01 (g) – 3.64 (g) 36.8 (g)
12.31 3,620,578 0.01 – 2.47 23.0
(0.65) 3,625,771 0.01 – 2.86 23.8
17.89 4,468,390 0.01 – 1.76 20.9
1.88 4,517,455 0.02 – 1.66 15.2
1.32 4,549,028 0.04 – 2.73 36.0
(5.01) (e) 19,918 0.88 (g) – 2.72 (g) 36.8 (g)
11.34 22,286 0.88 – 1.65 23.0
(1.49) 24,982 0.88 – 1.90 23.8
16.83 33,711 0.88 – 0.91 20.9
1.03 34,738 0.90 – 0.87 15.2
0.32 41,478 0.91 – 1.94 36.0
(4.99) (e) 21,442 0.75 (g) – 3.10 (g) 36.8 (g)
11.40 25,321 0.75 – 1.74 23.0
(1.34) 28,262 0.75 – 2.00 23.8
17.04 46,339 0.75 – 1.02 20.9
1.14 47,988 0.77 – 0.97 15.2
0.52 59,122 0.78 – 2.17 36.0
(4.85) (e) 135,978 0.57 (g) – 3.03 (g) 36.8 (g)
11.62 153,293 0.57 – 1.92 23.0
(1.17) 163,571 0.57 – 2.27 23.8
17.18 218,611 0.57 – 1.21 20.9
1.35 233,975 0.59 – 1.13 15.2
0.67 250,480 0.60 – 2.30 36.0
(4.75) (e) 69,534 0.38 (g) – 3.40 (g) 36.8 (g)
11.78 89,004 0.38 – 2.37 23.0
(0.97) 129,933 0.38 – 2.34 23.8
17.47 171,835 0.38 – 1.43 20.9
1.50 184,624 0.40 – 1.34 15.2
0.88 200,722 0.41 – 2.72 36.0
(4.67) (e) 223,606 0.26 (g) – 3.42 (g) 36.8 (g)
11.94 245,044 0.26 – 2.21 23.0
(0.85) 268,734 0.26 – 2.49 23.8
17.53 297,179 0.26 – 1.64 20.9
1.66 374,343 0.28 – 1.48 15.2
1.00 422,505 0.29 – 2.50 36.0
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2020 (c) $ 12 .49 $ 0 .21 ( $ 0 .81 ) ( $ 0 .60 ) ( $ 0 .26 ) ( $ 0 .63 ) ( $ 0 .89 ) $ 11 .00
2019 11 .97 0 .28 1 .06 1 .34 ( 0 .27 ) ( 0 .55 ) ( 0 .82 ) 12 .49
2018 12 .62 0 .31 ( 0 .29 ) 0 .02 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 11 .97
2017 11 .03 0 .20 1 .85 2 .05 ( 0 .17 ) ( 0 .29 ) ( 0 .46 ) 12 .62
2016 11 .52 0 .16 ( 0 .05 ) 0 .11 ( 0 .16 ) ( 0 .44 ) ( 0 .60 ) 11 .03
2015 12 .14 0 .28 ( 0 .12 ) 0 .16 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 11 .52
R-1 shares
2020 (c) 12 .20 0 .16 ( 0 .79 ) ( 0 .63 ) ( 0 .15 ) ( 0 .63 ) ( 0 .78 ) 10 .79
2019 11 .70 0 .18 1 .03 1 .21 ( 0 .16 ) ( 0 .55 ) ( 0 .71 ) 12 .20
2018 12 .35 0 .20 ( 0 .28 ) ( 0 .08 ) ( 0 .18 ) ( 0 .39 ) ( 0 .57 ) 11 .70
2017 10 .80 0 .10 1 .82 1 .92 ( 0 .08 ) ( 0 .29 ) ( 0 .37 ) 12 .35
2016 11 .29 0 .07 ( 0 .06 ) 0 .01 ( 0 .06 ) ( 0 .44 ) ( 0 .50 ) 10 .80
2015 11 .92 0 .23 ( 0 .18 ) 0 .05 ( 0 .21 ) ( 0 .47 ) ( 0 .68 ) 11 .29
R-2 shares
2020 (c) 12 .20 0 .17 ( 0 .80 ) ( 0 .63 ) ( 0 .17 ) ( 0 .63 ) ( 0 .80 ) 10 .77
2019 11 .70 0 .18 1 .05 1 .23 ( 0 .18 ) ( 0 .55 ) ( 0 .73 ) 12 .20
2018 12 .34 0 .20 ( 0 .26 ) ( 0 .06 ) ( 0 .19 ) ( 0 .39 ) ( 0 .58 ) 11 .70
2017 10 .79 0 .10 1 .83 1 .93 ( 0 .09 ) ( 0 .29 ) ( 0 .38 ) 12 .34
2016 11 .28 0 .09 ( 0 .06 ) 0 .03 ( 0 .08 ) ( 0 .44 ) ( 0 .52 ) 10 .79
2015 11 .91 0 .22 ( 0 .15 ) 0 .07 ( 0 .23 ) ( 0 .47 ) ( 0 .70 ) 11 .28
R-3 shares
2020 (c) 12 .26 0 .17 ( 0 .79 ) ( 0 .62 ) ( 0 .19 ) ( 0 .63 ) ( 0 .82 ) 10 .82
2019 11 .76 0 .21 1 .04 1 .25 ( 0 .20 ) ( 0 .55 ) ( 0 .75 ) 12 .26
2018 12 .40 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .22 ) ( 0 .39 ) ( 0 .61 ) 11 .76
2017 10 .85 0 .13 1 .82 1 .95 ( 0 .11 ) ( 0 .29 ) ( 0 .40 ) 12 .40
2016 11 .34 0 .11 ( 0 .06 ) 0 .05 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 10 .85
2015 11 .97 0 .24 ( 0 .15 ) 0 .09 ( 0 .25 ) ( 0 .47 ) ( 0 .72 ) 11 .34
R-4 shares
2020 (c) 12 .37 0 .19 ( 0 .81 ) ( 0 .62 ) ( 0 .21 ) ( 0 .63 ) ( 0 .84 ) 10 .91
2019 11 .85 0 .25 1 .04 1 .29 ( 0 .22 ) ( 0 .55 ) ( 0 .77 ) 12 .37
2018 12 .49 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .23 ) ( 0 .39 ) ( 0 .62 ) 11 .85
2017 10 .92 0 .15 1 .84 1 .99 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 12 .49
2016 11 .41 0 .12 ( 0 .05 ) 0 .07 ( 0 .12 ) ( 0 .44 ) ( 0 .56 ) 10 .92
2015 12 .04 0 .28 ( 0 .16 ) 0 .12 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 11 .41
R-5 shares
2020 (c) 12 .41 0 .20 ( 0 .82 ) ( 0 .62 ) ( 0 .22 ) ( 0 .63 ) ( 0 .85 ) 10 .94
2019 11 .90 0 .25 1 .05 1 .30 ( 0 .24 ) ( 0 .55 ) ( 0 .79 ) 12 .41
2018 12 .54 0 .26 ( 0 .26 ) – ( 0 .25 ) ( 0 .39 ) ( 0 .64 ) 11 .90
2017 10 .97 0 .16 1 .84 2 .00 ( 0 .14 ) ( 0 .29 ) ( 0 .43 ) 12 .54
2016 11 .45 0 .13 ( 0 .04 ) 0 .09 ( 0 .13 ) ( 0 .44 ) ( 0 .57 ) 10 .97
2015 12 .08 0 .29 ( 0 .16 ) 0 .13 ( 0 .29 ) ( 0 .47 ) ( 0 .76 ) 11 .45

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 5 .49 ) % (d) $ 960,434 0 .01% (e) 3 .54% (e) 33 .9% (e)
12 .43 955,390 0 .01 2 .35 25 .9
0 .04 942,246 0 .01 2 .44 20 .2
19 .29 1,014,681 0 .01 1 .68 30 .6
1 .11 973,792 0 .02 1 .48 15 .2
1 .52 888,781 0 .04 2 .43 38 .8
( 5 .80 ) (d) 7,198 0 .89 (e) 2 .86 (e) 33 .9 (e)
11 .38 8,566 0 .89 1 .59 25 .9
( 0 .80 ) 10,567 0 .88 1 .62 20 .2
18 .35 12,731 0 .88 0 .89 30 .6
0 .21 12,700 0 .89 0 .65 15 .2
0 .57 12,831 0 .92 1 .99 38 .8
( 5 .79 ) (d) 10,226 0 .76 (e) 2 .88 (e) 33 .9 (e)
11 .57 12,399 0 .76 1 .59 25 .9
( 0 .62 ) 12,201 0 .75 1 .61 20 .2
18 .44 14,244 0 .75 0 .90 30 .6
0 .37 13,427 0 .76 0 .84 15 .2
0 .70 15,383 0 .79 1 .92 38 .8
( 5 .69 ) (d) 81,375 0 .58 (e) 3 .04 (e) 33 .9 (e)
11 .74 87,799 0 .58 1 .83 25 .9
( 0 .42 ) 93,396 0 .57 1 .98 20 .2
18 .58 115,904 0 .57 1 .16 30 .6
0 .56 111,881 0 .58 1 .00 15 .2
0 .91 117,689 0 .61 2 .06 38 .8
( 5 .67 ) (d) 40,217 0 .39 (e) 3 .29 (e) 33 .9 (e)
12 .05 45,491 0 .39 2 .10 25 .9
( 0 .30 ) 57,637 0 .38 2 .04 20 .2
18 .88 72,336 0 .38 1 .28 30 .6
0 .71 70,656 0 .39 1 .08 15 .2
1 .10 65,678 0 .42 2 .42 38 .8
( 5 .63 ) (d) 84,612 0 .27 (e) 3 .44 (e) 33 .9 (e)
12 .11 99,730 0 .27 2 .09 25 .9
( 0 .12 ) 111,791 0 .26 2 .12 20 .2
18 .91 108,479 0 .26 1 .40 30 .6
0 .92 107,447 0 .27 1 .24 15 .2
1 .21 98,245 0 .30 2 .47 38 .8
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class J shares
2020 (d) $ 15.61 $ 0.25 ( $ 1.13) ( $ 0.88) ( $ 0.28) ( $ 0.81) ( $ 1.09) $ 13.64
2019 15.15 0.30 1.36 1.66 (0.29) (0.91) (1.20) 15.61
2018 16.06 0.34 (0.33) 0.01 (0.33) (0.59) (0.92) 15.15
2017 13.99 0.21 2.51 2.72 (0.19) (0.46) (0.65) 16.06
2016 14.78 0.18 (0.09) 0.09 (0.16) (0.72) (0.88) 13.99
2015 15.61 0.35 (0.19) 0.16 (0.36) (0.63) (0.99) 14.78
Institutional shares
2020 (d) 15.77 0.26 (1.13) (0.87) (0.31) (0.81) (1.12) 13.78
2019 15.29 0.34 1.37 1.71 (0.32) (0.91) (1.23) 15.77
2018 16.20 0.41 (0.37) 0.04 (0.36) (0.59) (0.95) 15.29
2017 14.10 0.24 2.53 2.77 (0.21) (0.46) (0.67) 16.20
2016 14.91 0.21 (0.09) 0.12 (0.21) (0.72) (0.93) 14.10
2015 15.74 0.41 (0.20) 0.21 (0.41) (0.63) (1.04) 14.91
R-1 shares
2020 (d) 15.55 0 .19 (1.12) (0.93) (0.16) (0.81) (0.97) 13.65
2019 15.08 0.21 1.35 1.56 (0.18) (0.91) (1.09) 15.55
2018 15.98 0.24 (0.33) (0.09) (0.22) (0.59) (0.81) 15.08
2017 13.92 0.12 2.49 2.61 (0.09) (0.46) (0.55) 15.98
2016 14.71 0.09 (0.09) – (0.07) (0.72) (0.79) 13.92
2015 15.54 0.30 (0.22) 0.08 (0.28) (0.63) (0.91) 14 .71
R-2 shares
2020 (d) 15.60 0.22 (1.15) (0.93) (0.20) (0.81) (1.01) 13.66
2019 15.09 0.21 1 .38 1.59 (0.17) (0.91) (1.08) 15.60
2018 15.99 0.27 (0.34) (0.07) (0.24) (0.59) (0.83) 15.09
2017 13.93 0.13 2.50 2.63 (0.11) (0.46) (0.57) 15.99
2016 14.72 0.11 (0.10) 0.01 (0.08) (0.72) (0.80) 13.93
2015 15.54 0.34 (0.24) 0.10 (0.29) (0.63) (0.92) 14.72
R-3 shares
2020 (d) 15.52 0.22 (1.12) (0.90) (0.22) (0.81) (1.03) 13.59
2019 15.06 0.25 1.35 1.60 (0.23) (0.91) (1.14) 15.52
2018 15.96 0.31 (0.35) (0.04) (0.27) (0.59) (0.86) 15.06
2017 13.90 0.16 2.50 2.66 (0.14) (0.46) (0.60) 15.96
2016 14.71 0.13 (0.10) 0.03 (0.12) (0.72) (0.84) 13.90
2015 15.54 0.33 (0.20) 0.13 (0.33) (0.63) (0.96) 14.71
R-4 shares
2020 (d) 15.56 0.25 (1.14) (0.89) (0.25) (0.81) (1.06) 13.61
2019 15.10 0.31 1.32 1.63 (0.26) (0.91) (1.17) 15.56
2018 15.99 0.32 (0.33) (0.01) (0.29) (0.59) (0.88) 15.10
2017 13.94 0.19 2.48 2.67 (0.16) (0.46) (0.62) 15.99
2016 14.74 0.16 (0.09) 0.07 (0.15) (0.72) (0.87) 13.94
2015 15.57 0.40 (0.25) 0.15 (0.35) (0.63) (0.98) 14.74
R-5 shares
2020 (d) 15.67 0.25 (1.13) (0.88) (0.27) (0.81) (1.08) 13.71
2019 15.20 0.29 1.37 1.66 (0.28) (0.91) (1.19) 15.67
2018 16.10 0.34 (0.33) 0.01 (0.32) (0.59) (0.91) 15.20
2017 14.02 0.23 2.48 2.71 (0.17) (0.46) (0.63) 16.10
2016 14.83 0.18 (0.10) 0.08 (0.17) (0.72) (0.89) 14.02
2015 15.66 0.36 (0.18) 0.18 (0.38) (0.63) (1.01) 14.83

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(6.34) % (e),(f) $ 686,354 0.19% (g) 0.22% (g) 3.41% (g) 38.4% (g)
12.47 (f) 752,041 0.20 0.23 2.01 14.6
(0.03) (f) 700,995 0.19 0.22 2.14 16.0
20.15 (f) 732,742 0.19 0.22 1.39 26.6
0.78 (f) 625,617 0.24 0.27 1.28 17.9
1.15 (f) 609,315 0.35 0.38 2.34 25.2
(6.25) (e) 2,389,877 0.01 (g) – 3.58 (g) 38.4 (g)
12.72 2,569,620 0.01 – 2.25 14.6
0.13 2,529,716 0.01 – 2.53 16.0
20.45 3,129,453 0.01 – 1.64 26.6
0.94 3,052,072 0.02 – 1.50 17.9
1.47 3,056,094 0.04 – 2.68 25.2
(6.66) (e) 14,547 0.88 (g) – 2.59 (g) 38.4 (g)
11.68 17,042 0.88 – 1.45 14.6
(0.71) 19,314 0.88 – 1.50 16.0
19.37 22,891 0.88 – 0.82 26.6
0.08 24,595 0.90 – 0.69 17.9
0.60 28,622 0.91 – 2.00 25.2
(6.63) (e) 19,761 0.75 (g) – 2.98 (g) 38.4 (g)
11.83 22,592 0.75 – 1.40 14.6
(0.54) 22,726 0.75 – 1.67 16.0
19.50 36,466 0.75 – 0.87 26.6
0.19 32,821 0.77 – 0.79 17.9
0.73 37,545 0.78 – 2.29 25.2
(6 .48) (e) 88,155 0.57 (g) – 2.97 (g) 38.4 (g)
12.01 99,952 0.57 – 1.72 14.6
(0.37) 106,971 0.57 – 1.95 16.0
19.78 144,641 0.57 – 1.10 26.6
0.36 146,325 0.59 – 0.98 17.9
0.92 158,468 0.60 – 2.24 25.2
(6.44) (e) 49,686 0.38 (g) – 3.40 (g) 38.4 (g)
12.24 68,656 0.38 – 2.13 14.6
(0.15) 90,529 0.38 – 2.01 16.0
19.89 119,680 0.38 – 1.32 26.6
0.62 127,949 0.40 – 1.17 17.9
1.07 134,693 0.41 – 2.64 25.2
(6.33) (e) 160,166 0.26 (g) – 3.36 (g) 38.4 (g)
12.40 173,689 0.26 – 1.98 14.6
(0.07) 183,317 0.26 – 2.16 16.0
20.08 202,032 0.26 – 1.54 26.6
0.66 261,210 0.28 – 1.32 17.9
1.23 295,602 0.29 – 2.39 25.2
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2020 (c) $ 13 .12 $ 0 .22 ( $ 1 .04 ) ( $ 0 .82 ) ( $ 0 .25 ) ( $ 0 .64 ) ( $ 0 .89 ) $ 11 .41
2019 12 .51 0 .27 1 .17 1 .44 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 13 .12
2018 13 .06 0 .30 ( 0 .27 ) 0 .03 ( 0 .28 ) ( 0 .30 ) ( 0 .58 ) 12 .51
2017 11 .25 0 .19 2 .12 2 .31 ( 0 .17 ) ( 0 .33 ) ( 0 .50 ) 13 .06
2016 11 .76 0 .16 ( 0 .07 ) 0 .09 ( 0 .16 ) ( 0 .44 ) ( 0 .60 ) 11 .25
2015 12 .39 0 .29 ( 0 .12 ) 0 .17 ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 11 .76
R-1 shares
2020 (c) 12 .67 0 .17 ( 1 .02 ) ( 0 .85 ) ( 0 .13 ) ( 0 .64 ) ( 0 .77 ) 11 .05
2019 12 .09 0 .17 1 .13 1 .30 ( 0 .15 ) ( 0 .57 ) ( 0 .72 ) 12 .67
2018 12 .65 0 .18 ( 0 .26 ) ( 0 .08 ) ( 0 .18 ) ( 0 .30 ) ( 0 .48 ) 12 .09
2017 10 .91 0 .08 2 .07 2 .15 ( 0 .08 ) ( 0 .33 ) ( 0 .41 ) 12 .65
2016 11 .42 0 .07 ( 0 .09 ) ( 0 .02 ) ( 0 .05 ) ( 0 .44 ) ( 0 .49 ) 10 .91
2015 12 .06 0 .26 ( 0 .19 ) 0 .07 ( 0 .24 ) ( 0 .47 ) ( 0 .71 ) 11 .42
R-2 shares
2020 (c) 12 .68 0 .17 ( 1 .02 ) ( 0 .85 ) ( 0 .15 ) ( 0 .64 ) ( 0 .79 ) 11 .04
2019 12 .10 0 .17 1 .14 1 .31 ( 0 .16 ) ( 0 .57 ) ( 0 .73 ) 12 .68
2018 12 .64 0 .18 ( 0 .23 ) ( 0 .05 ) ( 0 .19 ) ( 0 .30 ) ( 0 .49 ) 12 .10
2017 10 .90 0 .09 2 .06 2 .15 ( 0 .08 ) ( 0 .33 ) ( 0 .41 ) 12 .64
2016 11 .42 0 .09 ( 0 .09 ) – ( 0 .08 ) ( 0 .44 ) ( 0 .52 ) 10 .90
2015 12 .06 0 .22 ( 0 .14 ) 0 .08 ( 0 .25 ) ( 0 .47 ) ( 0 .72 ) 11 .42
R-3 shares
2020 (c) 12 .76 0 .18 ( 1 .01 ) ( 0 .83 ) ( 0 .18 ) ( 0 .64 ) ( 0 .82 ) 11 .11
2019 12 .18 0 .20 1 .14 1 .34 ( 0 .19 ) ( 0 .57 ) ( 0 .76 ) 12 .76
2018 12 .73 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 12 .18
2017 10 .99 0 .12 2 .06 2 .18 ( 0 .11 ) ( 0 .33 ) ( 0 .44 ) 12 .73
2016 11 .51 0 .10 ( 0 .08 ) 0 .02 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 10 .99
2015 12 .14 0 .24 ( 0 .13 ) 0 .11 ( 0 .27 ) ( 0 .47 ) ( 0 .74 ) 11 .51
R-4 shares
2020 (c) 12 .89 0 .19 ( 1 .02 ) ( 0 .83 ) ( 0 .20 ) ( 0 .64 ) ( 0 .84 ) 11 .22
2019 12 .29 0 .23 1 .14 1 .37 ( 0 .20 ) ( 0 .57 ) ( 0 .77 ) 12 .89
2018 12 .84 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .23 ) ( 0 .30 ) ( 0 .53 ) 12 .29
2017 11 .07 0 .13 2 .10 2 .23 ( 0 .13 ) ( 0 .33 ) ( 0 .46 ) 12 .84
2016 11 .59 0 .11 ( 0 .07 ) 0 .04 ( 0 .12 ) ( 0 .44 ) ( 0 .56 ) 11 .07
2015 12 .22 0 .30 ( 0 .17 ) 0 .13 ( 0 .29 ) ( 0 .47 ) ( 0 .76 ) 11 .59
R-5 shares
2020 (c) 12 .92 0 .21 ( 1 .03 ) ( 0 .82 ) ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 11 .24
2019 12 .33 0 .23 1 .16 1 .39 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 12 .92
2018 12 .88 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 12 .33
2017 11 .09 0 .15 2 .10 2 .25 ( 0 .13 ) ( 0 .33 ) ( 0 .46 ) 12 .88
2016 11 .61 0 .13 ( 0 .08 ) 0 .05 ( 0 .13 ) ( 0 .44 ) ( 0 .57 ) 11 .09
2015 12 .24 0 .30 ( 0 .16 ) 0 .14 ( 0 .30 ) ( 0 .47 ) ( 0 .77 ) 11 .61

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 6 .98 ) % (d) $ 705,138 0 .01% (e) 3 .51% (e) 35 .5% (e)
12 .75 705,002 0 .01 2 .16 19 .2
0 .17 668,913 0 .01 2 .30 20 .9
21 .24 704,027 0 .02 1 .55 33 .7
0 .86 634,436 0 .03 1 .41 14 .7
1 .55 546,736 0 .05 2 .44 33 .3
( 7 .39 ) (d) 4,419 0 .89 (e) 2 .80 (e) 35 .5 (e)
11 .81 5,738 0 .89 1 .41 19 .2
( 0 .74 ) 6,365 0 .89 1 .44 20 .9
20 .24 7,279 0 .89 0 .72 33 .7
( 0 .11 ) 6,930 0 .90 0 .63 14 .7
0 .67 7,540 0 .92 2 .22 33 .3
( 7 .36 ) (d) 9,034 0 .76 (e) 2 .80 (e) 35 .5 (e)
11 .98 9,777 0 .76 1 .39 19 .2
( 0 .52 ) 10,384 0 .76 1 .44 20 .9
20 .35 11,164 0 .76 0 .74 33 .7
0 .04 10,083 0 .77 0 .81 14 .7
0 .77 11,626 0 .79 1 .90 33 .3
( 7 .20 ) (d) 61,351 0 .58 (e) 3 .05 (e) 35 .5 (e)
12 .13 67,732 0 .58 1 .64 19 .2
( 0 .33 ) 68,394 0 .58 1 .87 20 .9
20 .47 81,183 0 .58 0 .99 33 .7
0 .26 70,524 0 .59 0 .91 14 .7
1 .04 67,285 0 .61 2 .02 33 .3
( 7 .14 ) (d) 27,015 0 .39 (e) 3 .22 (e) 35 .5 (e)
12 .38 30,975 0 .39 1 .91 19 .2
( 0 .22 ) 35,889 0 .39 1 .97 20 .9
20 .79 48,122 0 .39 1 .07 33 .7
0 .40 40,967 0 .40 1 .00 14 .7
1 .23 35,086 0 .42 2 .56 33 .3
( 7 .10 ) (d) 63,725 0 .27 (e) 3 .48 (e) 35 .5 (e)
12 .46 74,697 0 .27 1 .88 19 .2
( 0 .06 ) 76,402 0 .27 1 .96 20 .9
20 .99 71,697 0 .27 1 .24 33 .7
0 .50 87,897 0 .28 1 .17 14 .7
1 .34 77,534 0 .30 2 .57 33 .3
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 FUND
Class J shares
2020 (d) $ 15.35 $ 0.24 ( $ 1.27) ( $ 1.03) ( $ 0.26) ( $ 0.82) ( $ 1.08) $ 13.24
2019 14.81 0.27 1.38 1.65 (0.27) (0.84) (1.11) 15.35
2018 15.56 0.31 (0.28) 0.03 (0.32) (0.46) (0.78) 14.81
2017 13.38 0.17 2.62 2.79 (0.16) (0.45) ( 0 .61) 15.56
2016 14.10 0.15 (0.11) 0.04 (0.14) (0.62) (0.76) 13.38
2015 14.91 0.31 (0.16) 0 .15 (0.35) (0.61) (0.96) 14.10
Institutional shares
2020 (d) 15.84 0.26 (1.32) (1.06) (0.29) (0.82) (1.11) 13.67
2019 15.24 0.31 1.43 1.74 (0.30) (0.84) (1.14) 15.84
2018 15.99 0.39 (0.33) 0.06 (0.35) (0.46) (0.81) 15.24
2017 13.74 0.22 2.68 2.90 (0.20) (0.45) (0.65) 15.99
2016 14.47 0.19 (0.11) 0.08 (0.19) (0.62) (0.81) 13.74
2015 15.27 0.39 (0.17) 0.22 (0.41) (0.61) (1.02) 14.47
R-1 shares
2020 (d) 15.61 0 .19 (1.31) (1.12) (0.13) (0.82) (0.95) 13.54
2019 15.01 0.22 1.38 1.60 (0.16) (0.84) (1.00) 15.61
2018 15.75 0.22 (0.30) (0.08) (0.20) (0.46) (0.66) 15.01
2017 13.55 0.09 2.65 2.74 (0.09) (0.45) (0.54) 15.75
2016 14.27 0.08 (0.11) (0.03) (0.07) (0.62) (0.69) 13.55
2015 15.08 0.28 (0.19) 0.09 (0.29) (0.61) (0.90) 14.27
R-2 shares
2020 (d) 15.64 0.22 (1.32) (1.10) (0.19) (0.82) (1.01) 13.53
2019 15.01 0.19 1.43 1.62 (0.15) (0.84) (0.99) 15.64
2018 15.76 0.24 (0.29) (0.05) (0.24) (0.46) (0.70) 15.01
2017 13.55 0.10 2.66 2.76 (0.10) (0.45) (0.55) 15.76
2016 14.27 0.10 (0.12) (0.02) (0.08) (0.62) (0.70) 13.55
2015 15.07 0.36 (0.25) 0.11 (0.30) (0.61) (0.91) 14.27
R-3 shares
2020 (d) 15.60 0.22 (1.30) (1.08) (0.21) (0.82) (1.03) 13.49
2019 15.02 0.23 1.41 1.64 (0.22) (0.84) (1.06) 15.60
2018 15.77 0.29 (0.32) (0.03) ( 0 .26) (0.46) (0.72) 15.02
2017 13.56 0.14 2.65 2.79 (0.13) (0.45) (0.58) 15.77
2016 14.30 0.12 ( 0 .12) – (0.12) (0.62) (0.74) 13.56
2015 15.10 0.33 (0.19) 0.14 (0.33) (0.61) (0.94) 14.30
R-4 shares
2020 (d) 15.71 0.25 (1.32) (1.07) (0.24) (0.82) (1.06) 13.58
2019 15.12 0.27 1.40 1.67 (0.24) (0.84) (1.08) 15.71
2018 15.86 0.30 (0.30) – (0.28) (0.46) (0.74) 15.12
2017 13.64 0.17 2.65 2.82 (0.15) (0.45) (0.60) 15 .86
2016 14.37 0.15 (0.12) 0.03 (0.14) (0.62) (0.76) 13.64
2015 15.16 0.40 (0.23) 0.17 (0.35) ( 0 .61) (0.96) 14.37
R-5 shares
2020 (d) 15.76 0.24 (1.31) (1.07) (0.25) (0.82) (1.07) 13.62
2019 15.17 0.28 1.41 1.69 (0.26) (0.84) (1.10) 15.76
2018 15.92 0.31 (0.29) 0.02 (0.31) (0.46) (0.77) 15.17
2017 13.67 0.20 2.65 2.85 (0.15) (0.45) (0.60) 15.92
2016 14.40 0.17 (0.13) 0.04 (0.15) (0.62) (0.77) 13.67
2015 15.20 0.35 (0.16) 0.19 (0.38) (0.61) (0.99) 14.40

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(7.53) % (e),(f) $ 215,136 0.23% (g) 0.26% (g) 3.39% (g) 31.1% (g)
12.60 (f) 238,083 0.24 0.27 1.84 17.3
0.01 (f) 220,530 0.23 0.26 2.00 16.9
21.65 (f) 230,498 0.24 0.27 1.23 29.6
0.41 (f) 194,644 0.36 0.39 1.11 17.0
1.12 (f) 183,490 0.47 0.50 2.19 21.6
(7.49) (e) 1,587,941 0.01 (g) – 3.57 (g) 31.1 (g)
12.92 1,693,422 0.01 – 2.10 17.3
0.20 1,623,713 0.01 – 2.42 16.9
21.96 1,943,020 0.01 – 1.50 29.6
0.72 1,769,456 0.03 – 1.42 17.0
1.57 1,671,172 0.04 – 2.67 21.6
(7.88) (e) 9,430 0.88 (g) – 2.57 (g) 31.1 (g)
11.93 12,804 0.88 – 1 .52 17.3
(0.65) 13,369 0.88 – 1.41 16.9
20.87 15,806 0.88 – 0.66 29.6
(0.12) 16,051 0.90 – 0.62 17.0
0.68 17,417 0.92 – 1.91 21.6
(7.82) (e) 14,406 0.75 (g) – 3.03 (g) 31.1 (g)
12.05 15,492 0.75 – 1.28 17.3
(0.50) 16,119 0.75 – 1.52 16.9
21.08 24,926 0.75 – 0.71 29.6
(0.07) 21,050 0.77 – 0 .73 17.0
0.82 23,189 0.79 – 2.51 21.6
(7.72) (e) 61,097 0.57 (g) – 2.98 (g) 31.1 (g)
12.24 67,825 0.57 – 1.57 17.3
(0.33) 69,167 0.57 – 1.83 16.9
21.30 84,500 0.57 – 0.96 29.6
0.09 77,168 0.59 – 0.90 17.0
1.03 76,536 0.61 – 2.26 21.6
(7.63) (e) 34,804 0.38 (g) – 3.37 (g) 31.1 (g)
12.44 45,136 0.38 – 1.84 17.3
(0.12) 48,573 0.38 – 1.88 16.9
21.46 64,566 0.38 – 1.20 29.6
0.35 64,127 0.40 – 1.11 17.0
1.22 66,438 0.42 – 2.74 21.6
(7.57) (e) 97,516 0.26 (g) – 3.33 (g) 31.1 (g)
12.60 103,868 0.26 – 1.88 17.3
(0.04) 114,158 0.26 – 1 .91 16.9
21.67 105,711 0.26 – 1.40 29.6
0.45 155,397 0.28 – 1.25 17.0
1.35 170,071 0.30 – 2.38 21.6
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2020 (c) $ 14 .00 $ 0 .23 ( $ 1 .23 ) ( $ 1 .00 ) ( $ 0 .25 ) ( $ 0 .59 ) ( $ 0 .84 ) $ 12 .16
2019 13 .22 0 .26 1 .29 1 .55 ( 0 .26 ) ( 0 .51 ) ( 0 .77 ) 14 .00
2018 13 .66 0 .30 ( 0 .26 ) 0 .04 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 13 .22
2017 11 .59 0 .18 2 .35 2 .53 ( 0 .17 ) ( 0 .29 ) ( 0 .46 ) 13 .66
2016 12 .04 0 .15 ( 0 .09 ) 0 .06 ( 0 .16 ) ( 0 .35 ) ( 0 .51 ) 11 .59
2015 12 .56 0 .28 ( 0 .09 ) 0 .19 ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 12 .04
R-1 shares
2020 (c) 13 .47 0 .17 ( 1 .21 ) ( 1 .04 ) ( 0 .12 ) ( 0 .59 ) ( 0 .71 ) 11 .72
2019 12 .73 0 .16 1 .24 1 .40 ( 0 .15 ) ( 0 .51 ) ( 0 .66 ) 13 .47
2018 13 .17 0 .18 ( 0 .25 ) ( 0 .07 ) ( 0 .18 ) ( 0 .19 ) ( 0 .37 ) 12 .73
2017 11 .21 0 .06 2 .27 2 .33 ( 0 .08 ) ( 0 .29 ) ( 0 .37 ) 13 .17
2016 11 .66 0 .05 ( 0 .09 ) ( 0 .04 ) ( 0 .06 ) ( 0 .35 ) ( 0 .41 ) 11 .21
2015 12 .20 0 .21 ( 0 .12 ) 0 .09 ( 0 .25 ) ( 0 .38 ) ( 0 .63 ) 11 .66
R-2 shares
2020 (c) 13 .51 0 .17 ( 1 .19 ) ( 1 .02 ) ( 0 .15 ) ( 0 .59 ) ( 0 .74 ) 11 .75
2019 12 .78 0 .15 1 .26 1 .41 ( 0 .17 ) ( 0 .51 ) ( 0 .68 ) 13 .51
2018 13 .22 0 .17 ( 0 .22 ) ( 0 .05 ) ( 0 .20 ) ( 0 .19 ) ( 0 .39 ) 12 .78
2017 11 .24 0 .07 2 .29 2 .36 ( 0 .09 ) ( 0 .29 ) ( 0 .38 ) 13 .22
2016 11 .70 0 .07 ( 0 .10 ) ( 0 .03 ) ( 0 .08 ) ( 0 .35 ) ( 0 .43 ) 11 .24
2015 12 .23 0 .19 ( 0 .08 ) 0 .11 ( 0 .26 ) ( 0 .38 ) ( 0 .64 ) 11 .70
R-3 shares
2020 (c) 13 .60 0 .19 ( 1 .21 ) ( 1 .02 ) ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 11 .81
2019 12 .86 0 .19 1 .25 1 .44 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 13 .60
2018 13 .31 0 .23 ( 0 .26 ) ( 0 .03 ) ( 0 .23 ) ( 0 .19 ) ( 0 .42 ) 12 .86
2017 11 .32 0 .10 2 .29 2 .39 ( 0 .11 ) ( 0 .29 ) ( 0 .40 ) 13 .31
2016 11 .77 0 .09 ( 0 .09 ) – ( 0 .10 ) ( 0 .35 ) ( 0 .45 ) 11 .32
2015 12 .31 0 .22 ( 0 .10 ) 0 .12 ( 0 .28 ) ( 0 .38 ) ( 0 .66 ) 11 .77
R-4 shares
2020 (c) 13 .75 0 .21 ( 1 .23 ) ( 1 .02 ) ( 0 .20 ) ( 0 .59 ) ( 0 .79 ) 11 .94
2019 12 .98 0 .22 1 .27 1 .49 ( 0 .21 ) ( 0 .51 ) ( 0 .72 ) 13 .75
2018 13 .42 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .19 ) ( 0 .44 ) 12 .98
2017 11 .40 0 .12 2 .32 2 .44 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 13 .42
2016 11 .85 0 .10 ( 0 .08 ) 0 .02 ( 0 .12 ) ( 0 .35 ) ( 0 .47 ) 11 .40
2015 12 .39 0 .29 ( 0 .15 ) 0 .14 ( 0 .30 ) ( 0 .38 ) ( 0 .68 ) 11 .85
R-5 shares
2020 (c) 13 .80 0 .22 ( 1 .22 ) ( 1 .00 ) ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 11 .99
2019 13 .05 0 .23 1 .26 1 .49 ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 13 .80
2018 13 .49 0 .24 ( 0 .23 ) 0 .01 ( 0 .26 ) ( 0 .19 ) ( 0 .45 ) 13 .05
2017 11 .45 0 .14 2 .32 2 .46 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 13 .49
2016 11 .89 0 .11 ( 0 .07 ) 0 .04 ( 0 .13 ) ( 0 .35 ) ( 0 .48 ) 11 .45
2015 12 .42 0 .28 ( 0 .12 ) 0 .16 ( 0 .31 ) ( 0 .38 ) ( 0 .69 ) 11 .89

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 7 .89 ) % (d) $ 381,168 0 .02% (e) 3 .49% (e) 26 .4% (e)
12 .89 375,813 0 .02 1 .97 15 .5
0 .18 314,540 0 .02 2 .17 19 .6
22 .54 301,677 0 .03 1 .41 39 .4
0 .61 234,603 0 .04 1 .29 11 .5
1 .63 169,883 0 .07 (f) 2 .32 22 .4
( 8 .39 ) (d) 2,386 0 .89 (e) 2 .66 (e) 26 .4 (e)
11 .96 3,121 0 .89 1 .25 15 .5
( 0 .65 ) 3,289 0 .89 1 .32 19 .6
21 .41 3,387 0 .89 (f) 0 .50 39 .4
( 0 .20 ) 2,723 0 .90 (f) 0 .43 11 .5
0 .75 2,254 0 .93 (f) 1 .74 22 .4
( 8 .26 ) (d) 4,290 0 .76 (e) 2 .74 (e) 26 .4 (e)
12 .08 4,308 0 .76 1 .17 15 .5
( 0 .49 ) 4,413 0 .76 1 .28 19 .6
21 .57 4,097 0 .76 (f) 0 .55 39 .4
( 0 .10 ) 2,743 0 .77 (f) 0 .62 11 .5
0 .95 2,398 0 .80 (f) 1 .64 22 .4
( 8 .21 ) (d) 29,890 0 .58 (e) 3 .00 (e) 26 .4 (e)
12 .24 31,793 0 .58 1 .50 15 .5
( 0 .36 ) 29,942 0 .58 1 .71 19 .6
21 .81 31,997 0 .58 (f) 0 .81 39 .4
0 .16 21,628 0 .59 (f) 0 .79 11 .5
1 .01 16,439 0 .62 (f) 1 .81 22 .4
( 8 .15 ) (d) 13,522 0 .39 (e) 3 .25 (e) 26 .4 (e)
12 .53 14,729 0 .39 1 .73 15 .5
( 0 .16 ) 16,262 0 .39 1 .86 19 .6
22 .07 20,884 0 .39 (f) 0 .98 39 .4
0 .28 15,452 0 .40 (f) 0 .89 11 .5
1 .18 11,748 0 .43 (f) 2 .38 22 .4
( 8 .01 ) (d) 31,981 0 .27 (e) 3 .40 (e) 26 .4 (e)
12 .56 34,838 0 .27 1 .76 15 .5
( 0 .02 ) 33,762 0 .27 1 .71 19 .6
22 .20 24,125 0 .27 (f) 1 .13 39 .4
0 .44 28,139 0 .28 (f) 1 .02 11 .5
1 .37 19,662 0 .31 (f) 2 .31 22 .4
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2020 (d) $ 14.61 $ 0.22 ( $ 1.33) ( $ 1.11) ( $ 0.22) ( $ 0.60) ( $ 0.82) $ 12.68
2019 13.68 0.22 1.36 1.58 (0.22) (0.43) (0.65) 14.61
2018 14.05 0.25 (0.27) (0.02) (0.26) (0.09) (0.35) 13.68
2017 11.86 0.11 2.46 2.57 (0.13) (0.25) ( 0 .38) 14.05
2016 12.19 0.12 (0.09) 0.03 (0.13) (0.23) (0.36) 11.86
2015 12.36 0.20 (0.06) 0 .14 (0.30) (0.01) (0.31) 12.19
Institutional shares
2020 (d) 14.72 0.24 (1.33) (1.09) (0.26) (0.60) (0.86) 12.77
2019 13.79 0.26 1.37 1.63 (0.27) (0.43) (0.70) 14.72
2018 14.14 0.31 (0.27) 0.04 (0.30) (0.09) (0.39) 13.79
2017 11.93 0.16 2.47 2.63 (0.17) (0.25) (0.42) 14.14
2016 12.26 0.15 (0.09) 0.06 (0.16) ( 0 .23) (0.39) 11.93
2015 12.41 0.23 (0.05) 0.18 (0.32) (0.01) (0.33) 12.26
R-1 shares
2020 (d) 14.32 0 .19 (1.32) (1.13) (0.12) (0.60) (0.72) 12.47
2019 13.43 0.15 1.33 1.48 (0.16) (0.43) (0.59) 14.32
2018 13.79 0.18 (0.26) (0.08) (0.19) (0.09) (0.28) 13.43
2017 11.67 0.05 2.41 2.46 (0.09) (0.25) (0.34) 13.79
2016 12.03 0.02 (0.06) (0.04) (0.09) (0.23) (0.32) 11.67
2015 12.23 0.10 (0.02) 0.08 (0.27) (0.01) ( 0 .28) 12.03
R-2 shares
2020 (d) 14.39 0.19 (1.31) (1.12) (0.18) (0.60) (0.78) 12.49
2019 13.48 0 .16 1.35 1.51 (0.17) (0.43) (0.60) 14.39
2018 13.85 0.18 (0.24) (0.06) (0.22) (0.09) (0.31) 13.48
2017 11.72 0.07 2.41 2.48 (0.10) (0.25) (0.35) 13.85
2016 12.06 0.06 (0.08) (0.02) (0.09) (0.23) (0.32) 11.72
2015 12.26 0.14 (0.05) 0.09 (0.28) (0.01) (0.29) 12.06
R-3 shares
2020 (d) 14.52 0.20 (1.32) (1.12) (0.19) (0.60) ( 0 .79) 12.61
2019 13.61 0.19 1.35 1.54 (0.20) (0.43) (0.63) 14.52
2018 13.98 0.24 (0.28) (0.04) (0.24) (0.09) (0.33) 13.61
2017 11.82 0.09 2.44 2.53 (0.12) (0.25) (0.37) 13.98
2016 12 .15 0.09 (0.08) 0.01 (0.11) (0.23) (0.34) 11.82
2015 12.33 0.18 (0.06) 0.12 (0.29) (0.01) (0.30) 12.15
R-4 shares
2020 (d) 14.57 0.24 (1.35) (1.11) (0.21) (0.60) (0.81) 12.65
2019 13.64 0.24 1.34 1.58 (0.22) (0.43) ( 0 .65) 14.57
2018 14.01 0.25 (0.27) (0.02) (0.26) (0.09) (0.35) 13.64
2017 11.83 0.12 2.45 2.57 ( 0 .14) (0.25) (0.39) 14.01
2016 12.16 0.13 (0.10) 0.03 (0.13) (0.23) (0.36) 11.83
2015 12.33 0.22 (0.08) 0.14 (0.30) (0.01) (0.31) 12.16
R-5 shares
2020 (d) 14.61 0.22 (1.32) (1.10) (0.23) (0.60) (0.83) 12.68
2019 13.69 0.24 1.35 1.59 (0.24) (0.43) (0.67) 14.61
2018 14.05 0.24 (0.24) – (0.27) (0.09) (0.36) 13.69
2017 11.86 0.15 2.43 2.58 (0.14) (0.25) (0.39) 14.05
2016 12.19 0.13 (0.10) 0.03 (0.13) (0.23) ( 0 .36) 11.86
2015 12.36 0.21 (0.06) 0.15 (0.31) (0.01) (0.32) 12.19

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(8.33) % (e),(f) $ 9,978 0.38% (g) 0.63% (g) 3.20% (g) 23.2% (g)
12.54 (f) 10,924 0.38 0.64 1.58 12.6
(0.24) (f) 8,891 0.38 0.57 1.76 24.0
22.22 (f) 8,481 0.38 (h) – 0.87 34.2
0.26 (f) 5,164 0.39 (h) – 1.06 15.2
1.16 (f) 4,487 0.41 (h) – 1.59 24.5
(8.14) (e) 329,182 0.02 (g) – 3.48 (g) 23.2 (g)
12.88 319,472 0.03 (h) – 1.87 12.6
0.19 244,280 0.03 (h) – 2.16 24.0
22.63 215,561 0.04 (h) – 1.25 34.2
0.51 131,082 0.05 (h) – 1.25 15.2
1.49 87,981 0.09 (h) – 1.87 24.5
(8.54) (e) 1,493 0.89 (g) – 2.79 (g) 23.2 (g)
11.91 2,165 0.89 – 1 .13 12.6
(0.67) 1,651 0.89 (h) – 1.27 24.0
21.59 1,705 0.89 (h) – 0.41 34.2
(0.32) 1,099 0.91 (h) – 0.20 15.2
0.67 533 0.94 (h) – 0.85 24.5
(8.48) (e) 2,764 0.76 (g) – 2.89 (g) 23.2 (g)
12.09 1,997 0.76 – 1.18 12.6
(0.55) 1,884 0.76 (h) – 1.26 24.0
21.66 1,703 0.76 (h) – 0.52 34.2
(0.14) 947 0.78 (h) – 0.53 15.2
0.77 699 0.81 (h) – 1.19 24.5
(8.40) (e) 12,057 0.58 (g) – 2.96 (g) 23.2 (g)
12.27 12,016 0.58 – 1.40 12.6
(0.38) 10,034 0.58 (h) – 1.65 24.0
21.88 9,160 0.58 (h) – 0.69 34.2
0.07 5,126 0.60 (h) – 0.78 15.2
0.95 3,746 0.63 (h) – 1 .45 24.5
(8.31) (e) 5,082 0.39 (g) – 3.43 (g) 23.2 (g)
12.53 6,603 0.39 – 1.72 12.6
(0.25) 6,285 0.39 (h) – 1.77 24.0
22.23 7,153 0.39 (h) – 0.95 34.2
0.25 4,573 0.41 (h) – 1.08 15.2
1.15 3,335 0.44 (h) – 1.79 24.5
(8.26) (e) 17,950 0.27 (g) – 3.18 (g) 23.2 (g)
12.62 16,867 0.27 – 1.73 12.6
(0.07) 14,963 0.27 (h) – 1.66 24.0
22.33 10,987 0.27 (h) – 1.14 34.2
0.31 7,534 0.29 (h) – 1.11 15.2
1.25 6,627 0.32 (h) – 1.69 24.5
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2020 (d) $ 11 .19 $ 0 .16 ( $ 1 .02 ) ( $ 0 .86 ) ( $ 0 .19 ) ( $ 0 .25 ) ( $ 0 .44 ) $ 9 .89
2019 10 .25 0 .17 1 .08 1 .25 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .19
2018 10 .45 0 .02 ( 0 .02 ) – ( 0 .20 ) – ( 0 .20 ) 10 .25
2017 (h) 10 .00 – 0 .45 0 .45 – – – 10 .45
R-1 shares
2020 (d) 11 .05 0 .24 ( 1 .14 ) ( 0 .90 ) ( 0 .11 ) ( 0 .25 ) ( 0 .36 ) 9 .79
2019 10 .16 0 .10 1 .06 1 .16 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 11 .05
2018 10 .43 ( 0 .04 ) ( 0 .03 ) ( 0 .07 ) ( 0 .20 ) – ( 0 .20 ) 10 .16
2017 (h) 10 .00 ( 0 .01 ) 0 .44 0 .43 – – – 10 .43
R-2 shares
2020 (d) 11 .06 0 .20 ( 1 .09 ) ( 0 .89 ) ( 0 .14 ) ( 0 .25 ) ( 0 .39 ) 9 .78
2019 10 .17 0 .10 1 .07 1 .17 ( 0 .16 ) ( 0 .12 ) ( 0 .28 ) 11 .06
2018 10 .44 ( 0 .02 ) ( 0 .05 ) ( 0 .07 ) ( 0 .20 ) – ( 0 .20 ) 10 .17
2017 (h) 10 .00 ( 0 .01 ) 0 .45 0 .44 – – – 10 .44
R-3 shares
2020 (d) 11 .10 0 .12 ( 1 .00 ) ( 0 .88 ) ( 0 .15 ) ( 0 .25 ) ( 0 .40 ) 9 .82
2019 10 .20 0 .13 1 .05 1 .18 ( 0 .16 ) ( 0 .12 ) ( 0 .28 ) 11 .10
2018 10 .44 ( 0 .02 ) ( 0 .02 ) ( 0 .04 ) ( 0 .20 ) – ( 0 .20 ) 10 .20
2017 (h) 10 .00 – 0 .44 0 .44 – – – 10 .44
R-4 shares
2020 (d) 11 .13 0 .19 ( 1 .07 ) ( 0 .88 ) ( 0 .16 ) ( 0 .25 ) ( 0 .41 ) 9 .84
2019 10 .22 0 .15 1 .06 1 .21 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 11 .13
2018 10 .44 0 .01 ( 0 .03 ) ( 0 .02 ) ( 0 .20 ) – ( 0 .20 ) 10 .22
2017 (h) 10 .00 – 0 .44 0 .44 – – – 10 .44
R-5 shares
2020 (d) 11 .16 0 .07 ( 0 .94 ) ( 0 .87 ) ( 0 .18 ) ( 0 .25 ) ( 0 .43 ) 9 .86
2019 10 .24 0 .14 1 .09 1 .23 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .16
2018 10 .44 0 .01 ( 0 .01 ) – ( 0 .20 ) – ( 0 .20 ) 10 .24
2017 (h) 10 .00 – 0 .44 0 .44 – – – 10 .44

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 8 .22 ) % (e) $ 21,810 0 .09% (f) ,(g) 3 .07% (f) 39 .3% (f)
12 .82 11,938 0 .10 (g) 1 .57 51 .6
( 0 .08 ) 7,146 0 .10 (g) 0 .23 195 .7
4 .50 (e) 10 0 .10 (f) ,(g) 0 .24 (f) 0 .0 (f)
( 8 .55 ) (e) 36 0 .93 (f) ,(g) 4 .36 (f) 39 .3 (f)
11 .93 136 0 .93 (g) 0 .93 51 .6
( 0 .76 ) 109 0 .93 (g) ( 0 .36 ) 195 .7
4 .30 (e) 10 0 .93 (f) ,(g) ( 0 .59 ) (f) 0 .0 (f)
( 8 .53 ) (e) 54 0 .80 (f) ,(g) 3 .75 (f) 39 .3 (f)
12 .06 255 0 .80 (g) 0 .99 51 .6
( 0 .76 ) 150 0 .80 (g) ( 0 .15 ) 195 .7
4 .40 (e) 10 0 .80 (f) ,(g) ( 0 .46 ) (f) 0 .0 (f)
( 8 .41 ) (e) 2,712 0 .62 (f) ,(g) 2 .33 (f) 39 .3 (f)
12 .19 2,256 0 .62 (g) 1 .29 51 .6
( 0 .46 ) 1,565 0 .62 (g) ( 0 .23 ) 195 .7
4 .40 (e) 10 0 .62 (f) ,(g) ( 0 .28 ) (f) 0 .0 (f)
( 8 .40 ) (e) 496 0 .43 (f) ,(g) 3 .58 (f) 39 .3 (f)
12 .48 427 0 .43 (g) 1 .39 51 .6
( 0 .27 ) 339 0 .43 (g) 0 .14 195 .7
4 .40 (e) 10 0 .43 (f) ,(g) ( 0 .09 ) (f) 0 .0 (f)
( 8 .30 ) (e) 1,593 0 .31 (f) ,(g) 1 .43 (f) 39 .3 (f)
12 .60 711 0 .31 (g) 1 .37 51 .6
( 0 .08 ) 469 0 .31 (g) 0 .07 195 .7
4 .40 (e) 10 0 .31 (f) ,(g) 0 .03 (f) 0 .0 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Period from September 6, 2017, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2020 (d) $ 11.39 $ 0.21 ( $ 0.30) ( $ 0.09) ( $ 0.26) ( $ 0.07) ( $ 0.33) $ 10.97
2019 10.63 0.18 0.80 0.98 (0.14) (0.08) (0.22) 11.39
2018 (h) 10.79 0.03 (0.19) (0.16) – – – 10.63
Institutional shares
2020 (d) 11.42 0.24 (0.32) (0.08) (0.28) (0.07) (0.35) 10.99
2019 10.65 0.26 0.74 1.00 (0.15) (0.08) (0.23) 11.42
2018 10.96 0.26 (0.31) (0.05) (0.22) (0.04) (0.26) 10.65
2017 10.06 0.16 0.94 1.10 (0.17) (0.03) (0.20) 10.96
2016 9.86 0.16 0.19 0.35 (0.15) – (0.15) 10.06
2015 10.14 0.05 0.13 0.18 (0.46) – (0.46) 9.86
R-3 shares
2020 (d) 11.37 0.18 (0.29) (0.11) (0.25) (0.07) (0.32) 10.94
2019 (j) 10.74 0.02 0.61 0.63 – – – 11.37
R-5 shares
2020 (d) 11.40 0.21 (0.31) (0.10) (0.27) (0.07) (0.34) 10.96
2019 (j) 10.74 0.05 0.61 0.66 – – – 11.40
R-6 shares
2020 (d) 11.44 0.23 (0.31) (0.08) (0.28) (0.07) (0.35) 11 .01
2019 10.66 0.14 0.87 1.01 (0.15) (0.08) (0.23) 11.44
2018 10.98 0.11 (0.17) ( 0 .06) (0.22) (0.04) (0.26) 10.66
2017 10.06 0.06 1.06 1.12 (0.17) (0.03) (0.20) 10.98
2016 9.86 0.19 0.16 0.35 (0.15) – (0.15) 10.06
2015 (k) 9.51 0.01 0.34 0.35 – – – 9.86

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.84) % (e),(f) $ 23,543 0.30% (g) 0.34% (g) 3.72% (g) 34.3% (g)
9 .44 (f) 19,129 0.30 0.44 1.67 31.5
(1.48) (e),(f) 7,117 0.30 (g) 1.32 (g) 0.42 (g) 40.9 (g)
(0.77) (e) 17,010 0.05 (g),(i) – 4.36 (g) 34.3 (g)
9.63 22,269 0.05 (i) – 2 .41 31.5
(0.56) 29,429 0.05 (i) – 2.34 40.9
11.12 31,809 0.05 (i) – 1.50 49.3
3.67 12,207 0.05 (i) – 1.62 27.7
1 .79 7,686 0.06 (i) – 0.53 20.9
(1.00) (e) 48 0.59 (g),(i) – 3.27 (g) 34.3 (g)
5.87 (e) 31 0.59 (g),(i) – 0.31 (g) 31.5 (g)
(0.94) (e) 50 0.28 (g),(i) – 3.70 (g) 34.3 (g)
6.15 (e) 42 0.28 (g),(i) – 0.66 (g) 31.5 (g)
(0.75) (e) 58,122 0.02 (g),(i) – 4.11 (g) 34.3 (g)
9.73 61,079 0.02 (i) – 1.32 31.5
(0.65) 14,245 0.02 (i) – 1.04 40.9
11.32 1,925 0.02 (i) – 0.60 49.3
3.67 11 0.02 (i) – 1.92 27.7
3.68 (e) 10 0.03 (g),(i) – 0.56 (g) 20.9 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(k) Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2020 (d) $ 11.54 $ 0.21 ( $ 0.39) ( $ 0.18) ( $ 0.26) ( $ 0.09) ( $ 0.35) $ 11.01
2019 10.85 0.16 0.87 1.03 (0.18) (0.16) (0.34) 11.54
2018 (h) 11.04 0.02 (0.21) (0.19) – – – 10.85
Institutional shares
2020 (d) 11.59 0.27 (0.45) (0.18) (0.27) (0.09) (0.36) 11.05
2019 10.88 0.26 0.79 1.05 (0.18) (0.16) (0.34) 11.59
2018 11.21 0.28 (0.33) (0.05) (0.23) (0.05) (0.28) 10.88
2017 10.11 0.16 1.15 1.31 (0.18) (0.03) (0.21) 11.21
2016 9.93 0.15 0.19 0.34 (0.16) – (0.16) 10.11
2015 10.18 0.04 0.18 0.22 (0.47) – (0.47) 9.93
R-3 shares
2020 (d) 11.56 0.21 (0.41) (0.20) (0.26) (0.09) (0.35) 11.01
2019 (j) 10.88 0.01 0 .67 0.68 – – – 11.56
R-5 shares
2020 (d) 11.58 0.11 (0.30) (0.19) (0.27) (0.09) (0.36) 11.03
2019 (j) 10.88 0.04 0.66 0.70 – – – 11.58
R-6 shares
2020 (d) 11.59 0.24 (0.41) (0.17) (0.28) (0.09) ( 0 .37) 11.05
2019 10.88 0.12 0.94 1.06 (0.19) (0.16) (0.35) 11.59
2018 11.22 0.10 ( 0 .15) (0.05) (0.24) (0.05) (0.29) 10.88
2017 10.11 0.05 1.27 1.32 (0.18) (0.03) (0.21) 11.22
2016 9.92 0.19 0.16 0.35 (0.16) – (0.16) 10.11
2015 (k) 9.48 0.01 0.43 0.44 – – – 9.92

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(1.74) % (e),(f) $ 56,286 0.22% (g) 0.25% (g) 3.80% (g) 30.4% (g)
9 .89 (f) 44,553 0.28 0.31 1.42 21.4
(1.72) (e),(f) 12,536 0.30 (g) 1.07 (g) 0.27 (g) 33.7 (g)
(1.69) (e) 47,701 0.05 (g),(i) – 4.74 (g) 30.4 (g)
10.11 81,108 0.05 (i) – 2 .34 21.4
(0.50) 94,427 0.05 (i) – 2.45 33.7
13.24 113,534 0.05 (i) – 1.49 20.6
3.48 43,541 0.05 (i) – 1.51 14.7
2 .18 23,438 0.06 (i) – 0.40 40.7
(1.92) (e) 537 0.58 (g),(i) – 3.70 (g) 30.4 (g)
6.25 (e) 496 0.58 (g),(i) – 0.14 (g) 21.4 (g)
(1.81) (e) 1,107 0.27 (g),(i) – 1.98 (g) 30.4 (g)
6.43 (e) 357 0.28 (g),(i) – 0.46 (g) 21.4 (g)
(1.66) (e) 201,922 0.02 (g),(i) – 4.23 (g) 30.4 (g)
10.16 205,364 0.02 (i) – 1.04 21.4
(0.57) 35,759 0.02 (i) – 0.94 33.7
13.34 7,123 0.02 (i) – 0.46 20.6
3.58 11 0.02 (i) – 1.90 14.7
4.64 (e) 10 0.03 (g),(i) – 0.45 (g) 40 .7 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(k) Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2020 (d) $ 11.84 $ 0.22 ( $ 0.52) ( $ 0.30) ( $ 0.26) ( $ 0.13) ( $ 0.39) $ 11.15
2019 11.10 0.16 0.92 1.08 (0.19) (0.15) (0.34) 11.84
2018 (h) 11.33 0.01 (0.24) (0.23) – – – 11.10
Institutional shares
2020 (d) 11.88 0.26 (0.56) (0.30) (0.27) (0.13) (0.40) 11.18
2019 11.12 0.25 0.86 1.11 (0.20) (0.15) (0.35) 11.88
2018 11.44 0.26 (0.31) (0.05) (0.24) (0.03) (0.27) 11.12
2017 10.12 0.12 1.40 1.52 (0.18) (0.02) (0.20) 11.44
2016 9.97 0.10 0.23 0.33 (0.17) (0.01) (0.18) 10.12
2015 10.20 0.03 0.22 0.25 (0.48) – (0.48) 9 .97
R-3 shares
2020 (d) 11.84 0.20 (0.53) (0.33) (0.25) (0.13) (0.38) 11.13
2019 (j) 11.13 – 0 .71 0.71 – – – 11.84
R-5 shares
2020 (d) 11.86 0.23 (0.55) (0.32) (0.26) (0.13) (0.39) 11.15
2019 (j) 11.13 0.02 0.71 0.73 – – – 11.86
R-6 shares
2020 (d) 11.89 0.24 (0.54) (0.30) (0.27) (0.13) ( 0 .40) 11.19
2019 11.13 0.13 0.98 1.11 (0.20) (0.15) (0.35) 11.89
2018 11.45 0.13 ( 0 .18) (0.05) (0.24) (0.03) (0.27) 11.13
2017 10.13 0.04 1.48 1.52 (0.18) (0.02) (0.20) 11.45
2016 9.97 0.18 0.16 0.34 (0.17) (0.01) (0.18) 10.13
2015 (k) 9.46 0.01 0.50 0.51 – – – 9.97

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(2.80) % (e),(f) $ 65,994 0.22% (g) 0.25% (g) 3.86% (g) 23.5% (g)
10 .24 (f) 48,991 0.28 0.31 1.42 22.5
(2.03) (e),(f) 13,840 0.30 (g) 0.84 (g) 0.09 (g) 23.3 (g)
(2.76) (e) 53,824 0.05 (g),(i) – 4.42 (g) 23.5 (g)
10.48 63,839 0.05 (i) – 2 .17 22.5
(0.53) 75,318 0.05 (i) – 2.25 23.3
15.19 77,660 0.05 (i) – 1.10 18.3
3.32 12,863 0.05 (i) – 0.98 25.5
2.51 2,706 0.06 (i) – 0.33 89.0
(2.98) (e) 228 0.58 (g),(i) – 3.49 (g) 23.5 (g)
6.38 (e) 164 0.59 (g),(i) – (0.06) (g) 22.5 (g)
(2.89) (e) 454 0.27 (g),(i) – 3.99 (g) 23.5 (g)
6.56 (e) 410 0.28 (g),(i) – 0.30 (g) 22.5 (g)
(2.73) (e) 141,379 0.02 (g),(i) – 4.16 (g) 23.5 (g)
10.52 129,870 0.02 (i) – 1.13 22.5
(0.53) 35,044 0.02 (i) – 1.13 23.3
15.17 11,946 0.02 (i) – 0.33 18.3
3.42 11 0.02 (i) – 1.86 25.5
5.39 (e) 11 0.03 (g),(i) – 0.32 (g) 89.0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(k) Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2020 (d) $ 11.99 $ 0.22 ( $ 0.63) ( $ 0.41) ( $ 0.25) ( $ 0.18) ( $ 0.43) $ 11.15
2019 11.25 0.14 0.99 1.13 (0.21) (0.18) (0.39) 11.99
2018 (h) 11.53 – (0.28) (0.28) – – – 11.25
Institutional shares
2020 (d) 12.04 0.30 (0.70) (0.40) (0.27) (0.18) (0.45) 11.19
2019 11.27 0.24 0.92 1.16 (0.21) (0.18) (0.39) 12.04
2018 11.62 0.27 (0.33) (0.06) (0.24) (0.05) (0.29) 11.27
2017 10.16 0.15 1.54 1.69 (0.19) (0.04) (0.23) 11.62
2016 9.99 0.14 0.19 0.33 (0.16) – (0.16) 10.16
2015 10.21 0.02 0.24 0.26 (0.48) – (0.48) 9.99
R-3 shares
2020 (d) 11.99 0.26 (0.68) (0.42) (0.26) (0.18) (0.44) 11.13
2019 (j) 11.26 (0.01) 0 .74 0.73 – – – 11.99
R-5 shares
2020 (d) 12.02 0.03 (0.44) (0.41) (0.27) (0.18) (0.45) 11.16
2019 (j) 11.26 0.01 0.75 0.76 – – – 12.02
R-6 shares
2020 (d) 12.03 0.25 (0.64) (0.39) (0.27) (0.18) ( 0 .45) 11.19
2019 11.27 0.13 1.03 1.16 (0.22) (0.18) (0.40) 12.03
2018 11.62 0.09 ( 0 .15) (0.06) (0.24) (0.05) (0.29) 11.27
2017 10.16 0.03 1.66 1.69 (0.19) (0.04) (0.23) 11.62
2016 9.99 0.18 0.15 0.33 (0.16) – (0.16) 10.16
2015 (k) 9.43 – 0.56 0.56 – – – 9.99

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(3.68) % (e),(f) $ 51,688 0.25% (g) 0.28% (g) 3.89% (g) 39.4% (g)
10 .56 (f) 40,498 0.30 0.37 1.25 16.3
(2.43) (e),(f) 11,583 0.30 (g) 1.09 (g) (0.04) (g) 25.9 (g)
(3.61) (e) 52,438 0.05 (g),(i) – 5.07 (g) 39.4 (g)
10.88 93,111 0.05 (i) – 2 .14 16.3
(0.56) 93,545 0.05 (i) – 2.31 25.9
16.98 105,598 0.05 (i) – 1.38 20.5
3.41 45,779 0.05 (i) – 1.42 12.1
2 .57 25,108 0.06 (i) – 0.21 27.3
(3.78) (e) 686 0.58 (g),(i) – 4.41 (g) 39.4 (g)
6.48 (e) 426 0.58 (g),(i) – (0.16) (g) 16.3 (g)
(3.71) (e) 1,698 0.27 (g),(i) – 0.52 (g) 39.4 (g)
6.75 (e) 42 0.27 (g),(i) – 0.12 (g) 16.3 (g)
(3.51) (e) 172,670 0.02 (g),(i) – 4.33 (g) 39.4 (g)
10.83 161,196 0.02 (i) – 1.15 16.3
(0.55) 53,746 0.02 (i) – 0.79 25.9
16.98 11,772 0.02 (i) – 0.24 20.5
3.41 11 0.02 (i) – 1.79 12.1
5.94 (e) 11 0.03 (g),(i) – 0.23 (g) 27.3 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(k) Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2020 (d) $ 12.28 $ 0.22 ( $ 0.77) ( $ 0.55) ( $ 0.26) ( $ 0.19) ( $ 0.45) $ 11.28
2019 11.49 0.14 1.07 1.21 (0.21) (0.21) (0.42) 12.28
2018 (h) 11.78 – (0.29) (0.29) – – – 11.49
Institutional shares
2020 (d) 12.33 0.26 ( 0 .81) (0.55) (0.27) (0.19) (0.46) 11.32
2019 11.51 0.22 1.02 1.24 (0.21) (0.21) (0.42) 12.33
2018 11.83 0.27 (0.32) (0.05) (0.23) (0.04) (0.27) 11.51
2017 10.18 0.12 1.74 1.86 (0.18) (0.03) (0.21) 11.83
2016 10.02 0.10 0.22 0.32 (0.16) – (0.16) 10.18
2015 10.22 0.01 0.26 0.27 (0.47) – (0.47) 10.02
R-3 shares
2020 (d) 12.29 0.21 (0.79) (0.58) (0.25) (0.19) (0.44) 11.27
2019 (j) 11.50 (0.02) 0 .81 0.79 – – – 12.29
R-5 shares
2020 (d) 12.32 0.24 (0.80) (0.56) (0.27) (0.19) (0.46) 11.30
2019 (j) 11.50 0.01 0.81 0.82 – – – 12.32
R-6 shares
2020 (d) 12.35 0.25 (0.79) (0.54) (0.28) (0.19) ( 0 .47) 11.34
2019 11.53 0.14 1.10 1.24 (0.21) (0.21) (0.42) 12.35
2018 11.84 0.14 ( 0 .18) (0.04) (0.23) (0.04) (0.27) 11.53
2017 10.18 0.02 1.85 1.87 (0.18) (0.03) (0.21) 11.84
2016 10.02 0.17 0.15 0.32 (0.16) – (0.16) 10.18
2015 (k) 9.41 – 0.61 0.61 – – – 10.02

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(4.85) % (e),(f) $ 41,484 0.26% (g) 0.29% (g) 3.75% (g) 18.8% (g)
11 .12 (f) 29,770 0.30 0.40 1.16 17.4
(2.46) (e),(f) 8,266 0.30 (g) 1.65 (g) 0.00 (g) 13.7 (g)
(4.78) (e) 48,232 0.05 (g),(i) – 4.45 (g) 18.8 (g)
11.42 54,756 0.05 (i) – 1 .90 17.4
(0.45) 54,606 0.05 (i) – 2.22 13.7
18.52 56,993 0.05 (i) – 1.05 21.7
3.29 9,871 0.05 (i) – 1.04 24.6
2 .74 3,215 0.06 (i) – 0.14 18.9
(5.02) (e) 321 0.58 (g),(i) – 3.59 (g) 18.8 (g)
6.87 (e) 235 0.59 (g),(i) – (0.22) (g) 17.4 (g)
(4.91) (e) 495 0.27 (g),(i) – 4.14 (g) 18.8 (g)
7.13 (e) 419 0.28 (g),(i) – 0.13 (g) 17.4 (g)
(4.75) (e) 102,386 0.02 (g),(i) – 4.24 (g) 18.8 (g)
11.45 94,420 0.02 (i) – 1.17 17.4
(0.36) 33,325 0.02 (i) – 1.12 13.7
18.62 12,166 0.02 (i) – 0.17 21.7
3.29 11 0.02 (i) – 1.71 24.6
6.48 (e) 11 0.03 (g),(i) – 0.11 (g) 18 .9 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(k) Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2020 (d) $ 12.34 $ 0.23 ( $ 0.89) ( $ 0.66) ( $ 0.25) ( $ 0.21) ( $ 0.46) $ 11.22
2019 11.59 0.11 1.10 1.21 (0.21) (0.25) (0.46) 12.34
2018 (h) 11.91 – (0.32) (0.32) – – – 11.59
Institutional shares
2020 (d) 12.40 0.29 ( 0 .94) (0.65) (0.27) (0.21) (0.48) 11.27
2019 11.62 0.23 1.02 1.25 (0.22) (0.25) (0.47) 12.40
2018 11.94 0.27 (0.31) (0.04) (0.23) (0.05) (0.28) 11.62
2017 10.20 0.14 1.84 1.98 (0.18) (0.06) (0.24) 11.94
2016 10.04 0.13 0.19 0.32 (0.16) – (0.16) 10.20
2015 10.23 0.02 0.26 0.28 (0.47) – (0.47) 10.04
R-3 shares
2020 (d) 12.35 0.22 (0.90) (0.68) (0.25) (0.21) (0.46) 11.21
2019 (j) 11.56 (0.02) 0 .81 0.79 – – – 12.35
R-5 shares
2020 (d) 12.38 0.12 (0.78) (0.66) (0.26) (0.21) (0.47) 11.25
2019 (j) 11.56 0.01 0.81 0.82 – – – 12.38
R-6 shares
2020 (d) 12.41 0.25 (0.89) (0.64) (0.27) (0.21) ( 0 .48) 11.29
2019 11.63 0.12 1.13 1.25 (0.22) (0.25) (0.47) 12.41
2018 11.96 0.15 ( 0 .20) (0.05) (0.23) (0.05) (0.28) 11.63
2017 10.20 0.02 1.98 2.00 (0.18) (0.06) (0.24) 11.96
2016 10.04 0.17 0.15 0.32 (0.16) – (0.16) 10.20
2015 (k) 9.39 – 0.65 0.65 – – – 10.04

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(5.69) % (e),(f) $ 36,643 0.28% (g) 0.31% (g) 3.87% (g) 34.2% (g)
11 .18 (f) 26,552 0.30 0.42 0.94 14.9
(2.69) (e),(f) 6,882 0.30 (g) 1.71 (g) (0.03) (g) 15.1 (g)
(5.61) (e) 41,284 0.05 (g),(i) – 4.87 (g) 34.2 (g)
11.49 65,024 0.05 (i) – 1 .96 14.9
(0.38) 65,042 0.05 (i) – 2.18 15.1
19.80 66,565 0.05 (i) – 1.22 21.0
3.27 23,771 0.05 (i) – 1.36 13.0
2 .83 13,492 0.06 (i) – 0.17 36.5
(5.84) (e) 488 0.58 (g),(i) – 3.80 (g) 34.2 (g)
6.83 (e) 437 0.59 (g),(i) – (0.27) (g) 14.9 (g)
(5.66) (e) 1,248 0.27 (g),(i) – 2.10 (g) 34.2 (g)
7.09 (e) 406 0.28 (g),(i) – 0.07 (g) 14.9 (g)
(5.50) (e) 120,521 0.02 (g),(i) – 4.22 (g) 34.2 (g)
11.52 112,973 0.02 (i) – 1.04 14.9
(0.46) 36,294 0.02 (i) – 1.19 15.1
19.99 15,856 0.02 (i) – 0.15 21.0
3.27 11 0.02 (i) – 1.70 13.0
6.92 (e) 11 0.03 (g),(i) – 0.11 (g) 36 .5 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(k) Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2020 (d) $ 12.46 $ 0.22 ( $ 0.95) ( $ 0.73) ( $ 0.25) ( $ 0.20) ( $ 0.45) $ 11.28
2019 11.72 0.10 1.12 1.22 (0.21) (0.27) (0.48) 12.46
2018 (h) 12.05 (0.01) (0.32) (0.33) – – – 11.72
Institutional shares
2020 (d) 12.51 0.27 (0.99) (0.72) (0.27) (0.20) (0.47) 11.32
2019 11.74 0.21 1.05 1.26 (0.22) (0.27) (0.49) 12.51
2018 12.05 0.25 (0.29) (0.04) (0.23) (0.04) (0.27) 11.74
2017 10.18 0.10 1.98 2.08 (0.18) (0.03) (0.21) 12.05
2016 10.03 0.11 0.20 0.31 (0.16) – (0.16) 10.18
2015 10.23 0.02 0.25 0.27 (0.47) – (0.47) 10.03
R-3 shares
2020 (d) 12.46 0.22 (0.98) (0.76) (0.25) (0.20) (0.45) 11.25
2019 (j) 11.67 (0.03) 0 .82 0.79 – – – 12.46
R-5 shares
2020 (d) 12.49 0.24 (0.98) (0.74) (0.26) (0.20) (0.46) 11.29
2019 (j) 11.67 – 0.82 0.82 – – – 12.49
R-6 shares
2020 (d) 12.53 0.25 (0.98) (0.73) (0.27) (0.20) ( 0 .47) 11.33
2019 11.75 0.11 1.16 1.27 (0.22) (0.27) (0.49) 12.53
2018 12.06 0.12 ( 0 .16) (0.04) (0.23) (0.04) (0.27) 11.75
2017 10.18 0.01 2.08 2.09 (0.18) (0.03) (0.21) 12.06
2016 10.03 0.17 0.14 0.31 (0.16) – (0.16) 10.18
2015 (k) 9.34 – 0.69 0.69 – – – 10.03

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(6.30) % (e),(f) $ 20,008 0.30% (g) 0.39% (g) 3.77% (g) 20.1% (g)
11 .20 (f) 14,776 0.30 0.60 0.84 17.7
(2.74) (e),(f) 3,288 0.30 (g) 3.08 (g) (0.10) (g) 12.0 (g)
(6.22) (e) 31,971 0.05 (g),(i) – 4.46 (g) 20.1 (g)
11.53 38,651 0.05 (i) – 1.80 17.7
(0.39) 37,700 0.05 (i) – 2.07 12.0
20.74 37,570 0.05 (i) – 0.89 19.8
3.18 6,226 0.05 (i) – 1.10 11.4
2.70 1,895 0.06 (i) – 0.19 19.3
(6.51) (e) 281 0.59 (g),(i) – 3.68 (g) 20.1 (g)
6.77 (e) 155 0.59 (g),(i) – (0.31) (g) 17.7 (g)
(6.35) (e) 327 0.28 (g),(i) – 4.10 (g) 20.1 (g)
7.03 (e) 293 0.28 (g),(i) – 0.03 (g) 17.7 (g)
(6.27) (e) 67,717 0.02 (g),(i) – 4.09 (g) 20.1 (g)
11.62 59,532 0.02 (i) – 0.94 17.7
(0.39) 17,071 0.02 (i) – 0.99 12.0
20.84 5,895 0.02 (i) – 0.11 19.8
3.18 11 0.02 (i) – 1.73 11.4
7.39 (e) 10 0.03 (g),(i) – 0.12 (g) 19 .3 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(k) Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2020 (d) $ 12.56 $ 0.22 ( $ 1.02) ( $ 0.80) ( $ 0.25) ( $ 0.26) ( $ 0.51) $ 11.25
2019 11.79 0.11 1.12 1.23 (0.22) (0.24) (0.46) 12.56
2018 (h) 12.12 (0.01) (0.32) (0.33) – – – 11.79
Institutional shares
2020 (d) 12.59 0.31 (1.10) (0.79) (0.26) (0.26) (0.52) 11.28
2019 11.79 0.22 1.05 1.27 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.24 (0.28) (0.04) (0.23) (0.06) (0.29) 11.79
2017 10.21 0.13 2.04 2.17 (0.19) (0.07) (0.26) 12.12
2016 10.06 0.14 0.17 0.31 (0.16) – (0.16) 10.21
2015 10.24 0.02 0.27 0.29 (0.47) – (0.47) 10 .06
R-3 shares
2020 (d) 12.54 0.25 (1.07) (0.82) (0.25) (0.26) (0.51) 11.21
2019 (j) 11.74 (0.03) 0.83 0.80 – – – 12.54
R-5 shares
2020 (d) 12.56 0.16 (0.95) (0.79) (0.26) (0.26) (0.52) 11.25
2019 (j) 11.74 – 0.82 0.82 – – – 12.56
R-6 shares
2020 (d) 12.59 0.25 (1.03) (0.78) (0.27) (0.26) ( 0 .53) 11.28
2019 11.80 0.11 1.15 1.26 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.10 ( 0 .13) (0.03) (0.23) (0.06) (0.29) 11.80
2017 10.21 0.01 2.16 2.17 (0.19) (0.07) (0.26) 12.12
2016 10.06 0.17 0.14 0.31 (0.16) – (0.16) 10.21
2015 (k) 9.34 – 0.72 0.72 – – – 10.06

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(6.89) % (e),(f) $ 18,536 0.30% (g) 0.44% (g) 3.66% (g) 46.1% (g)
11 .25 (f) 12,754 0.30 0.69 0.95 12.6
(2.72) (e),(f) 3,239 0.30 (g) 3.46 (g) (0.12) (g) 12.1 (g)
(6.74) (e) 24,580 0.05 (g),(i) – 4.99 (g) 46.1 (g)
11.60 44,432 0.05 (i) – 1.88 12.6
(0.38) 38,809 0.05 (i) – 1.95 12.1
21.60 35,207 0.05 (i) – 1.17 18.3
3.16 12,592 0.05 (i) – 1.40 12.2
2.90 7,536 0.06 (i) – 0.23 9.6
(7.01) (e) 137 0.59 (g),(i) – 4.17 (g) 46.1 (g)
6.81 (e) 63 0.59 (g),(i) – (0.35) (g) 12.6 (g)
(6.80) (e) 610 0.28 (g),(i) – 2.74 (g) 46.1 (g)
6.98 (e) 301 0.28 (g),(i) – (0.01) (g) 12.6 (g)
(6.72) (e) 53,004 0.02 (g),(i) – 4.09 (g) 46.1 (g)
11.52 45,364 0.02 (i) – 0.95 12.6
(0.30) 13,369 0.02 (i) – 0.81 12.1
21.60 3,207 0.02 (i) – 0.12 18.3
3.16 11 0.02 (i) – 1.71 12.2
7.71 (e) 11 0.03 (g),(i) – 0.12 (g) 9.6 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(k) Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2020 (d) $ 12.67 $ 0.22 ( $ 1.11) ( $ 0.89) ( $ 0.25) ( $ 0.18) ( $ 0.43) $ 11.35
2019 11.91 0.09 1.16 1.25 (0.23) (0.26) (0.49) 12.67
2018 (h) 12.27 (0.01) (0.35) (0.36) – – – 11.91
Institutional shares
2020 (d) 12.71 0.27 (1.15) (0.88) (0.27) (0.18) (0.45) 11.38
2019 11.93 0.20 1.08 1.28 (0.24) (0.26) (0.50) 12.71
2018 12.23 0.24 (0.27) (0.03) (0.23) (0.04) (0.27) 11.93
2017 10.22 0.09 2.12 2.21 (0.18) (0.02) (0.20) 12.23
2016 10.06 0.08 0.24 0.32 (0.16) – (0.16) 10.22
2015 10.24 0.06 0.23 0.29 (0.47) – (0.47) 10.06
R-3 shares
2020 (d) 12.66 0.18 (1.08) (0.90) (0.25) (0.18) (0.43) 11.33
2019 (j) 11.86 (0.03) 0 .83 0.80 – – – 12.66
R-5 shares
2020 (d) 12.69 0.23 (1.12) (0.89) (0.26) (0.18) (0.44) 11.36
2019 (j) 11.86 – 0.83 0.83 – – – 12.69
R-6 shares
2020 (d) 12.72 0.24 (1.11) (0.87) (0.27) (0.18) ( 0 .45) 11.40
2019 11.94 0.09 1.19 1.28 (0.24) (0.26) (0.50) 12.72
2018 12.24 0.09 ( 0 .12) (0.03) (0.23) (0.04) (0.27) 11.94
2017 10.23 0.02 2.19 2.21 (0.18) (0.02) (0.20) 12.24
2016 10.06 0.17 0.16 0.33 (0.16) – (0.16) 10.23
2015 (k) 9.33 – 0.73 0.73 – – – 10.06

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(7.41) % (e),(f) $ 5,877 0.30% (g) 0.90% (g) 3.64% (g) 21.4% (g)
11 .29 (f) 4,097 0.30 1.63 0.74 22.3
(2.93) (e),(f) 1,178 0.30 (g) 10.17 (g) (0.12) (g) 13.8 (g)
(7.35) (e) 12,036 0.05 (g),(i) – 4.43 (g) 21.4 (g)
11.53 14,697 0.05 (i) – 1.68 22.3
(0.30) 13,086 0.05 (i) – 1.89 13.8
22.04 10,715 0.05 (i) – 0.83 19.3
3.25 1,903 0.05 (i) – 0.81 20.1
2.88 352 0.06 (i) – 0.64 49.9
(7.52) (e) 118 0.59 (g),(i) – 3.03 (g) 21.4 (g)
6.75 (e) 54 0.59 (g),(i) – (0.38) (g) 22.3 (g)
(7.40) (e) 162 0.28 (g),(i) – 3.79 (g) 21.4 (g)
7.00 (e) 69 0.28 (g),(i) – (0.04) (g) 22.3 (g)
(7.26) (e) 22,107 0.02 (g),(i) – 3.99 (g) 21.4 (g)
11.52 17,525 0.02 (i) – 0.77 22.3
(0.30) 3,741 0.02 (i) – 0.68 13.8
22.02 686 0.02 (i) – 0.18 19.3
3.35 11 0.02 (i) – 1.73 20.1
7.82 (e) 11 0.03 (g),(i) – 0.12 (g) 49.9 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(k) Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2020 (d) $ 12.81 $ 0.19 ( $ 1.11) ( $ 0.92) ( $ 0.26) ( $ 0.21) ( $ 0.47) $ 11.42
2019 11.91 0.11 1.17 1.28 (0.24) (0.14) (0.38) 12.81
2018 (h) 12.28 (0.01) (0.36) (0.37) – – – 11.91
Institutional shares
2020 (d) 12.87 0.29 (1.19) (0.90) (0.27) (0.21) (0.48) 11.49
2019 11.94 0.19 1.12 1.31 (0.24) (0.14) (0.38) 12.87
2018 12.26 0.21 (0.24) (0.03) (0.23) (0.06) (0.29) 11.94
2017 10.22 0.10 2.16 2.26 (0.18) (0.04) (0.22) 12.26
2016 10.06 0.08 0.24 0.32 (0.16) – (0.16) 10.22
2015 10.24 0.41 (0.12) 0.29 (0.47) – (0.47) 10.06
R-3 shares
2020 (d) 12.83 0.18 (1.12) (0.94) (0.25) (0.21) (0.46) 11.43
2019 (j) 12.01 (0.03) 0.85 0.82 – – – 12.83
R-5 shares
2020 (d) 12.86 0.06 (0.99) (0.93) (0.26) (0.21) (0.47) 11.46
2019 (j) 12.01 (0.01) 0.86 0.85 – – – 12.86
R-6 shares
2020 (d) 12.89 0.24 (1.14) (0.90) (0.27) (0.21) (0.48) 11.51
2019 11.95 0.11 1.21 1.32 (0.24) (0.14) (0.38) 12.89
2018 12.28 0.04 (0.08) (0.04) (0.23) (0.06) (0.29) 11.95
2017 10.23 0.08 2.19 2.27 (0.18) (0.04) (0.22) 12.28
2016 10.06 0.17 0.16 0.33 (0.16) – (0.16) 10.23
2015 (k) 9.33 – 0.73 0.73 – – – 10.06

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(7.58) % (e),(f) $ 2,021 0.30% (g) 2.12% (g) 3.12% (g) 47.6% (g)
11 .30 (f) 1,426 0.30 3.92 0.92 15.9
(3.01) (e),(f) 442 0.30 (g) 19.65 (g) (0.13) (g) 22.7 (g)
(7.43) (e) 3,379 0.05 (g),(i) – 4.64 (g) 47.6 (g)
11.53 5,085 0.05 (i) – 1 .53 15.9
(0.31) 3,282 0.05 (i) – 1.71 22.7
22.59 1,834 0.05 (i) – 0.86 50.3
3.27 440 0.05 (i) – 0.84 21.8
2 .88 129 0.06 (i) – 4.06 70.5
(7.76) (e) 51 0.59 (g),(i) – 3.06 (g) 47.6 (g)
6.83 (e) 29 0.59 (g),(i) – (0.40) (g) 15.9 (g)
(7.61) (e) 172 0.28 (g),(i) – 1 .02 (g) 47.6 (g)
7.08 (e) 19 0.28 (g),(i) – (0.08) (g) 15.9 (g)
(7.42) (e) 7,805 0.02 (g),(i) – 3.93 (g) 47.6 (g)
11.61 5,924 0.02 (i) – 0.93 15.9
(0.39) 1,680 0.02 (i) – 0.30 22.7
22.67 56 0.02 (i) – 0.69 50.3
3.37 11 0.02 (i) – 1.73 21.8
7.82 (e) 11 0.03 (g),(i) – 0.12 (g) 70.5 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(k) Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2020 (d) $ 10.98 $ 0.18 ( $ 0.99) ( $ 0.81) ( $ 0.19) $ – ( $ 0.19) $ 9.98
2019 10.20 0.15 0.96 1.11 (0.27) (0.06) (0.33) 10.98
2018 (h) 10.52 (0.01) (0.31) (0.32) – – – 10.20
Institutional shares
2020 (d) 11.03 0.20 ( 1 .00) (0.80) (0.19) – (0.19) 10.04
2019 10.22 0.12 1.02 1.14 (0.27) (0.06) (0.33) 11.03
2018 10.44 0.06 (0.08) (0.02) (0.20) – (0.20) 10.22
2017 (j) 10.00 – 0.44 0.44 – – – 10.44
R-3 shares
2020 (d) 10.99 0.21 (1.04) (0.83) (0.19) – (0.19) 9.97
2019 (k) 10.27 (0.03) 0.75 0.72 – – – 10.99
R-5 shares
2020 (d) 11.01 0.24 (1.05) (0.81) (0.19) – (0.19) 10.01
2019 (k) 10.27 ( 0 .01) 0.75 0.74 – – – 11.01
R-6 shares
2020 (d) 11.03 0.21 (1.01) (0.80) (0.19) – (0.19) 10.04
2019 10.22 0.01 1.13 1.14 (0.27) (0.06) (0.33) 11.03
2018 10.44 0.02 (0.04) (0.02) (0.20) – (0.20) 10.22
2017 (j) 10.00 – 0.44 0.44 – – – 10.44

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(7.60) % (e),(f) $ 1,125 0.30% (g) 3.74% (g) 3.36% (g) 84.7% (g)
11.42 (f) 625 0.30 7.73 1.44 143.3
(3.04) (e),(f) 397 0.30 (g) 16.07 (g) (0.12) (g) 14.2 (g)
(7.47) (e) 227 0.05 (g),(i) – 3.65 (g) 84.7 (g)
11.70 264 0.05 (i) – 1.19 143.3
(0.28) 86 0.05 (i) – 0.56 14.2
4.40 (e) 10 0.05 (g),(i) – 0.09 (g) 0.0 (g)
(7.77) (e) 11 0.59 (g),(i) – 4.01 (g) 84.7 (g)
7.01 (e) 11 0.59 (g),(i) – (0.42) (g) 143.3 (g)
(7.58) (e) 10 0.28 (g),(i) – 4.49 (g) 84.7 (g)
7.21 (e) 11 0.28 (g),(i) – (0.11) (g) 143.3 (g)
(7.47) (e) 957 0.02 (g),(i) – 3.97 (g) 84.7 (g)
11.83 (l) 434 0.02 (i) – 0.13 143.3
(0.28) 3,948 0.02 (i) – 0.17 14.2
4.40 (e) 10 0.02 (g),(i) – 0.13 (g) 0.0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.
(j) Period from September 6, 2017, date operations commenced, through October 31, 2017.
(k) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(l) During the fiscal year ending October 31, 2019, the Class experienced a one-time gain of net $0.02/share as a result of a loss related to a large redemption and a subsequent reimbursement by the Advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2020 (d) $ 10.84 $ 0.19 ( $ 0.10) $ 0.09 ( $ 0.26) ( $ 0.04) ( $ 0.30) $ 10.63
2019 10.16 0.22 0.66 0.88 (0.16) (0.04) (0.20) 10.84
2018 (h) 10.26 0.05 (0.15) (0.10) – – – 10.16
Institutional shares
2020 (d) 10.88 0.22 ( 0 .12) 0.10 (0.28) (0.04) (0.32) 10.66
2019 10.17 0.28 0.64 0.92 (0.17) (0.04) (0.21) 10.88
2018 10.51 0.28 (0.37) (0.09) (0.24) (0.01) (0.25) 10.17
2017 10.04 0.17 0.44 0.61 (0.13) (0.01) (0.14) 10.51
2016 9.82 0.16 0.20 0.36 (0.14) – (0.14) 10.04
2015 10.10 0.12 0.03 0.15 (0.43) – (0.43) 9.82
R-3 shares
2020 (d) 10.84 0.16 (0.08) 0.08 (0.27) (0.04) (0.31) 10.61
2019 (j) 10.25 0.05 0.54 0.59 – – – 10.84
R-5 shares
2020 (d) 10.86 0.08 0.01 0.09 (0.27) (0.04) (0.31) 10.64
2019 (j) 10.25 0.06 0.55 0.61 – – – 10.86
R-6 shares
2020 (d) 10.89 0.22 (0.12) 0.10 (0.28) (0.04) (0.32) 10.67
2019 10.18 0.17 0.75 0.92 (0.17) (0.04) (0.21) 10.89
2018 10.52 0.15 (0.24) (0.09) ( 0 .24) (0.01) (0.25) 10.18
2017 10.05 0.09 0.52 0.61 (0.13) (0.01) (0.14) 10.52
2016 9.82 0.20 0 .17 0.37 (0.14) – (0.14) 10.05
2015 (k) 9.66 0.02 0.14 0.16 – – – 9.82

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.79% (e),(f) $ 11,086 0.30% (g) 0.51% (g) 3.52% (g) 29.2% (g)
8.82 (f) 8,310 0.30 0.72 2.07 24.1
(0.97) (e),(f) 3,029 0.30 (g) 2.97 (g) 0.72 (g) 58.8 (g)
0.88 (e) 11,376 0.05 (g),(i) – 4.14 (g) 29.2 (g)
9.20 13,554 0.05 (i) – 2.67 24.1
(0.88) 14,431 0.05 (i) – 2.73 58.8
6.15 21,814 0.05 (i) – 1.70 40.7
3.79 8,773 0.05 (i) – 1.58 25.5
1 .54 2,804 0.06 (i) – 1.18 116.2
0.64 (e) 273 0.59 (g),(i) – 3.05 (g) 29.2 (g)
5.76 (e) 221 0.59 (g),(i) – 0.65 (g) 24.1 (g)
0.74 (e) 111 0.28 (g),(i) – 1.49 (g) 29.2 (g)
5.95 (e) 16 0.28 (g),(i) – 0.91 (g) 24.1 (g)
0 .88 (e) 32,349 0.02 (g),(i) – 4.10 (g) 29.2 (g)
9.19 34,983 0.02 (i) – 1.62 24.1
(0.88) 8,750 0.02 (i) – 1.40 58.8
6.15 2,255 0.02 (i) – 0.86 40.7
3.90 11 0.02 (i) – 2.03 25.5
1.66 (e) 10 0.03 (g),(i) – 0.85 (g) 116.2 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(k) Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
2020 (d) $ 12.26 $ 0.18 ( $ 0.16) $ 0.02 ( $ 0.29) ( $ 0.33) ( $ 0.62) $ 11.66
2019 12.03 0.33 0.72 1.05 (0.32) (0.50) (0.82) 12 .26
2018 12.73 0.32 (0.46) (0.14) (0.33) (0.23) (0.56) 12.03
2017 12.15 0.24 0.61 0.85 ( 0 .22) (0.05) (0.27) 12.73
2016 11.96 0.21 0.19 0.40 (0.21) – (0.21) 12.15
2015 12.17 0.22 (0.21) 0.01 (0.22) – (0.22) 11.96
Institutional shares
2020 (d) 12.34 0.19 (0.16) 0.03 (0.32) (0.33) (0.65) 11.72
2019 12.11 0.36 0.72 1.08 (0.35) (0.50) (0.85) 12.34
2018 12.80 0.35 (0.46) (0.11) (0.35) (0.23) (0.58) 12.11
2017 12.22 0.27 0.61 0.88 (0.25) (0.05) (0.30) 12.80
2016 12.04 0.24 0.19 0.43 (0.25) – (0.25) 12.22
2015 12.25 0.27 (0.22) 0.05 (0.26) – (0.26) 12.04
R-1 shares
2020 (d) 12.32 0.14 (0.16) (0.02) (0.21) (0.33) (0.54) 11.76
2019 12.08 0.25 0.73 0.98 (0.24) (0.50) (0.74) 12.32
2018 12.77 0.23 (0.45) (0.22) (0.24) (0.23) (0.47) 12.08
2017 12.18 0.17 0.60 0.77 (0.13) (0.05) (0.18) 12.77
2016 11.97 0.14 0.19 0.33 (0.12) – (0.12) 12.18
2015 12.17 0.17 (0.23) (0.06) (0.14) – (0.14) 11.97
R-2 shares
2020 (d) 12.33 0.16 (0.18) (0.02) (0.23) (0.33) (0.56) 11.75
2019 12.09 0.26 0.74 1.00 (0.26) (0.50) ( 0 .76) 12.33
2018 12.77 0.25 (0.45) (0.20) (0.25) (0.23) (0.48) 12.09
2017 12.18 0.18 0.61 0.79 (0.15) (0.05) (0.20) 12.77
2016 11.98 0.16 0.18 0.34 (0.14) – (0.14) 12.18
2015 12.18 0.18 (0.23) (0.05) (0.15) – (0.15) 11.98
R-3 shares
2020 (d) 12.20 0.16 (0.16) – (0.24) (0.33) (0.57) 11.63
2019 11.97 0.30 0.71 1.01 (0.28) (0.50) (0.78) 12.20
2018 12.66 0.28 (0.46) (0.18) (0.28) (0.23) (0.51) 11.97
2017 12.09 0.20 0.60 0.80 (0.18) (0.05) (0.23) 12.66
2016 11.90 0.18 0.18 0.36 (0.17) – (0.17) 12.09
2015 12.10 0.21 (0.23) (0.02) (0.18) – (0.18) 11.90
R-4 shares
2020 (d) 12.24 0.17 (0.16) 0.01 (0.26) (0.33) (0.59) 11.66
2019 12.00 0.31 0.73 1.04 (0.30) (0.50) (0.80) 12.24
2018 12.69 0.31 (0.47) (0.16) (0.30) (0.23) (0.53) 12.00
2017 12.12 0.23 0.60 0.83 (0.21) (0.05) (0.26) 12.69
2016 11.94 0 .20 0.18 0.38 (0.20) – (0.20) 12.12
2015 12.14 0.24 (0.23) 0.01 (0.21) – (0.21) 11.94
R-5 shares
2020 (d) 12.32 0.18 (0.16) 0.02 (0.29) (0.33) (0.62) 11.72
2019 12.09 0.33 0.72 1.05 (0.32) (0.50) (0.82) 12.32
2018 12.77 0.32 (0.45) (0.13) (0.32) (0.23) (0.55) 12.09
2017 12.20 0.25 0.59 0.84 (0.22) (0.05) (0.27) 12.77
2016 12.01 0.22 0.18 0.40 (0.21) – (0.21) 12.20
2015 12.22 0.23 (0.21) 0.02 (0.23) – (0.23) 12.01

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.12% (e),(f) $ 63,698 0.24% (g) 0.27% (g) 3.07% (g) 23.5% (g)
9.52 (f) 67,084 0.24 0.27 2.75 44.8
(1.17) (f) 67,011 0.22 0.25 2.56 22.7
7.17 (f) 78,254 0.20 0.23 1.97 18.6
3.42 (f) 80,677 0.26 0.29 1.80 18.2
0.08 (f) 81,357 0.36 0.39 1.84 36.8
0.16 (e) 285,690 0.03 (g) – 3.25 (g) 23.5 (g)
9.71 288,470 0.03 – 3.00 44.8
(0.88) 300,145 0.02 – 2.85 22.7
7.37 409,643 0.00 – 2.21 18.6
3.63 491,823 0.04 – 2.02 18.2
0.40 505,216 0.05 – 2.23 36.8
(0.21) (e) 2,705 0.89 (g) – 2.43 (g) 23.5 (g)
8.74 2,935 0.89 – 2.12 44.8
(1.77) 3,303 0.89 – 1.86 22.7
6.38 3,589 0.87 – 1.35 18.6
2.83 4,187 0.91 – 1.20 18.2
(0.51) 5,467 0.92 – 1.43 36.8
(0.25) (e) 3,693 0.76 (g) – 2.63 (g) 23.5 (g)
8.95 4,065 0.76 – 2.19 44.8
(1.66) 4,093 0.76 – 1.99 22.7
6.59 4,452 0.74 – 1.49 18.6
2.90 6,161 0.78 – 1.30 18.2
(0.40) 7,320 0.79 – 1.46 36.8
(0.05) (e) 11,628 0.58 (g) – 2.75 (g) 23.5 (g)
9.13 13,611 0.58 – 2.59 44.8
(1.49) 18,843 0.58 – 2.24 22.7
6.74 23,715 0.56 – 1.63 18.6
3.11 26,646 0.60 – 1.48 18.2
(0.14) 29,146 0.61 – 1.71 36.8
0.03 (e) 5,353 0.39 (g) – 2.88 (g) 23.5 (g)
9.40 5,513 0.39 – 2.60 44.8
(1.31) 7,847 0.39 – 2.49 22.7
6.95 11,087 0.37 – 1.87 18.6
3.23 15,566 0.41 – 1.69 18.2
0.07 16,252 0.42 – 1.98 36.8
0.07 (e) 18,304 0.27 (g) – 3.00 (g) 23.5 (g)
9 .42 19,181 0.27 – 2.75 44.8
(1.10) 19,665 0.27 – 2.57 22.7
7.00 25,675 0.25 – 2.02 18.6
3.43 40,472 0.29 – 1.82 18.2
0.15 45,434 0.30 – 1.92 36.8
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES FUND
Class J shares
2020 (c) $ 27.76 $ 0.19 ( $ 5.18) ( $ 4.99) ( $ 0.23) ( $ 0.25) ( $ 0.48) $ 22.29
2019 22.52 0.33 5.84 6.17 (0.36) (0.57) (0.93) 27.76
2018 22.99 0.37 0.11 0.48 (0.49) (0.46) (0.95) 22.52
2017 22.19 0.26 1.42 1.68 (0.28) (0.60) ( 0 .88) 22.99
2016 22.65 0.28 0.84 1.12 (0.32) (1.26) (1.58) 22.19
2015 21.70 0.28 1.15 1.43 (0.26) (0.22) (0.48) 22.65
Institutional shares
2020 (c) 28.66 0.23 (5.36) (5.13) (0.26) (0.25) (0.51) 23.02
2019 23.22 0.39 6.04 6.43 (0.42) (0.57) (0.99) 28.66
2018 23.67 0.43 0.12 0.55 (0.54) (0.46) (1.00) 23.22
2017 22.83 0.32 1.45 1.77 (0.33) (0.60) (0.93) 23.67
2016 23.24 0.34 0.88 1.22 (0.37) (1.26) (1.63) 22.83
2015 22.26 0.35 1.19 1.54 (0.34) (0.22) (0.56) 23.24
R-1 shares
2020 (c) 28 .26 0.13 (5.27) (5.14) (0.14) (0.25) (0.39) 22.73
2019 22.91 0.20 5.95 6.15 (0.23) (0.57) (0.80) 28.26
2018 23.36 0.23 0.12 0.35 (0.34) (0.46) (0.80) 22.91
2017 22.53 0.14 1.43 1.57 (0.14) (0.60) (0.74) 23.36
2016 22.98 0.14 0.86 1.00 (0.19) (1.26) (1.45) 22.53
2015 22.01 0.17 1.17 1.34 (0.15) (0.22) (0.37) 22 .98
R-2 shares
2020 (c) 27.18 0.14 (5.08) (4.94) (0.17) (0.25) (0.42) 21.82
2019 22.06 0.23 5 .72 5.95 (0.26) (0.57) (0.83) 27.18
2018 22.53 0.26 0.12 0.38 (0.39) (0.46) (0.85) 22.06
2017 21 .78 0.16 1.38 1.54 (0.19) (0.60) (0.79) 22.53
2016 22.26 0.17 0.83 1.00 (0.22) (1.26) (1.48) 21.78
2015 21.34 0.19 1.14 1.33 (0.19) (0.22) (0.41) 22.26

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(18.11) % (d),(e) $ 139,005 1.12% (f) 1.15% (f) 1.53% (f) 33.5% (f)
28.24 (e) 181,025 1.14 1.17 1.33 20.1
2.12 (e) 150,427 1.12 1.15 1.63 22.7
7.76 (e) 171,525 1.10 1.13 1.17 24.3
5.14 (e) 190,646 1.13 1.16 1.22 24.8
6.66 (e) 179,043 1.20 1.23 1.24 26.2
(18.04) (d) 2,149,149 0.91 (f) ,(g) – 1.75 (f) 33.5 (f)
28.54 2,411,326 0.91 (g) – 1.53 20.1
2.35 1,540,537 0.91 (g) – 1.83 22.7
7.96 1,686,314 0.87 (g) – 1.38 24.3
5.42 (h) 1,829,410 0.88 – 1.45 24.8
7.01 (h) 1,458,518 0.89 – 1.53 26.2
(18.37) (d),(h) 2,576 1.69 (f) – 0.97 (f) 33.5 (f)
27.54 4,368 1 .69 – 0.79 20.1
1.53 3,823 1.69 – 1.01 22.7
7.13 5,656 1.69 – 0.61 24.3
4.56 8,724 1.70 – 0.62 24.8
6.11 6,976 1.70 – 0.74 26.2
(18.33) (d) 7,798 1.56 (f) – 1.10 (f) 33.5 (f)
27.74 12,991 1.56 – 0.96 20.1
1.69 14,942 1.56 – 1.16 22.7
7.23 20,056 1.56 – 0.71 24.3
4.70 19,671 1.57 – 0.78 24.8
6.26 16,941 1.57 – 0.87 26.2

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES FUND
R-3 shares
2020 (c) $ 27.89 $ 0.16 ( $ 5.21) ( $ 5.05) ( $ 0.19) ( $ 0.25) ( $ 0.44) $ 22.40
2019 22.62 0.28 5.87 6.15 (0.31) (0.57) (0.88) 27.89
2018 23.08 0.31 0.11 0.42 (0.42) (0.46) (0.88) 22.62
2017 22.28 0.20 1.42 1.62 (0.22) (0.60) (0.82) 23.08
2016 22.73 0.22 0.85 1.07 (0.26) (1.26) (1.52) 22.28
2015 21.79 0.23 1.16 1.39 (0.23) (0.22) (0.45) 22.73
R-4 shares
2020 (c) 27.57 0 .19 (5.16) (4.97) (0.22) (0.25) (0.47) 22.13
2019 22.37 0.32 5.80 6.12 (0.35) (0.57) (0.92) 27.57
2018 22.84 0.34 0.12 0.46 (0.47) (0.46) (0.93) 22.37
2017 22.06 0.24 1.40 1.64 (0.26) (0.60) (0.86) 22.84
2016 22.51 0.27 0.83 1.10 (0.29) (1.26) (1.55) 22.06
2015 21.58 0.27 1.15 1.42 (0.27) (0.22) (0.49) 22 .51
R-5 shares
2020 (c) 27.63 0.20 (5.16) (4.96) (0.24) (0.25) (0.49) 22.18
2019 22.42 0.36 5 .80 6.16 (0.38) (0.57) (0.95) 27.63
2018 22.89 0.38 0.11 0.49 (0.50) (0.46) (0.96) 22.42
2017 22 .10 0.27 1.41 1.68 (0.29) (0.60) (0.89) 22.89
2016 22.56 0.28 0.85 1.13 (0.33) (1.26) (1.59) 22.10
2015 21.62 0.30 1.15 1.45 (0.29) (0.22) (0.51) 22.56
R-6 shares
2020 (c) 28.66 0.24 (5.36) (5.12) (0.27) (0.25) (0.52) 23.02
2019 23.22 0.42 6.04 6.46 (0.45) (0.57) (1.02) 28.66
2018 23.67 0.47 0.09 0.56 ( 0 .55) (0.46) (1.01) 23.22
2017 ( i ) 22.20 0.31 2.09 2.40 (0.33) (0.60) (0.93) 23.67

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(18.23) % (d) $ 33,218 1.38% (f) – % 1.27% (f) 33.5 (f)
27.96 43,588 1.38 – 1.11 20.1
1.86 36,751 1.38 – 1.36 22.7
7.44 50,371 1.38 – 0.91 24.3
4.85 (h) 64,094 1.39 – 0.98 24.8
6.45 (h) 64,026 1.39 – 1.04 26.2
(18.16) (d) 27,337 1.19 (f) – 1.47 (f) 33.5 (f)
28.20 37,265 1.19 – 1.32 20.1
2.04 39,574 1.19 – 1.53 22.7
7.63 58,157 1.19 – 1.09 24.3
5.12 72,515 1.20 – 1.22 24.8
6.62 93,806 1.20 – 1.20 26.2
(18.10) (d) 116,488 1.07 (f) – 1.59 (f) 33.5 (f)
28.34 149,005 1.07 – 1.48 20.1
2.17 154,730 1.07 – 1.69 22.7
7.79 163,194 1.07 – 1.20 24.3
5.21 175,640 1.08 – 1.23 24 .8
6.78 146,496 1.08 – 1.36 26.2
(17.99) (d) 1,602,331 0.81 (f),(g) – 1.84 (f) 33.5 (f)
28.67 1,914,954 0.81 (g) – 1.65 20.1
2.43 1,395,164 0.83 (g) – 2.01 22.7
11.01 (d) 1,215,600 0.82 (f),(g) – 1.42 (f) 24.3 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
( i ) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class J shares
2020 (d) $ 15.15 $ 0.18 ( $ 0.97) ( $ 0.79) ( $ 0.17) ( $ 0.36) ( $ 0.53) $ 13.83
2019 14.98 0.32 1.25 1.57 (0.35) (1.05) (1.40) 15.15
2018 16.12 0.37 (0.33) 0.04 (0.36) (0.82) (1.18) 14.98
2017 14.62 0.25 1.80 2.05 (0.25) (0.30) (0.55) 16.12
2016 15.44 0.24 0.16 0.40 (0.24) (0.98) (1.22) 14.62
2015 15.96 0.31 (0.13) 0.18 (0.32) (0.38) (0.70) 15.44
Institutional shares
2020 (d) 15.45 0.20 (0.99) (0.79) (0.19) (0.36) (0.55) 14.11
2019 15.25 0.35 1.27 1.62 (0.37) (1.05) (1.42) 15.45
2018 16.39 0.41 (0.34) 0.07 (0.39) (0.82) (1.21) 15.25
2017 14.86 0.28 1.82 2.10 (0.27) (0.30) (0.57) 16.39
2016 15.66 0.27 0.17 0.44 (0.26) (0.98) (1.24) 14.86
2015 16.19 0.36 (0.14) 0.22 (0.37) (0.38) (0.75) 15.66
R-1 shares
2020 (d) 15.41 0.14 (0.97) (0.83) (0.12) (0.36) (0.48) 14.10
2019 15.21 0.23 1.26 1.49 (0.24) (1.05) (1.29) 15.41
2018 16.34 0.27 (0.33) (0.06) (0.25) (0.82) (1.07) 15.21
2017 14.82 0.13 1.83 1.96 (0.14) (0.30) (0.44) 16.34
2016 15.63 0.15 0.15 0.30 (0.13) (0.98) (1.11) 14.82
2015 16.15 0.23 (0.15) 0.08 (0.22) (0.38) (0.60) 15 .63
R-2 shares
2020 (d) 15.38 0.14 (0.99) (0.85) (0.13) (0.36) (0.49) 14.04
2019 15.16 0.25 1.27 1.52 (0.25) (1.05) (1.30) 15.38
2018 16.30 0.28 (0.33) (0.05) (0.27) (0.82) (1.09) 15.16
2017 14.78 0.18 1.80 1.98 (0.16) (0.30) (0.46) 16.30
2016 15.59 0.15 0.17 0.32 (0.15) (0.98) (1.13) 14.78
2015 16.11 0.26 (0.16) 0.10 (0.24) (0.38) (0.62) 15.59
R-3 shares
2020 (d) 15.40 0.16 (1.00) (0.84) (0.14) (0.36) (0.50) 14.06
2019 15.20 0.28 1.25 1.53 (0.28) (1.05) (1.33) 15.40
2018 16.34 0.32 (0.34) (0.02) (0.30) (0.82) (1.12) 15.20
2017 14.80 0.19 1.83 2.02 (0.18) (0.30) (0.48) 16.34
2016 15.61 0.18 0.17 0 .35 (0.18) (0.98) (1.16) 14.80
2015 16.14 0.26 (0.13) 0.13 (0.28) (0.38) (0.66) 15.61
R-4 shares
2020 (d) 15.44 0.17 (0.99) (0.82) (0.16) (0.36) (0.52) 14.10
2019 15.23 0.33 1.24 1.57 (0.31) (1.05) (1.36) 15.44
2018 16.36 0.35 (0.33) 0.02 (0.33) (0.82) (1.15) 15.23
2017 14.84 0.22 1.82 2.04 (0.22) (0.30) (0.52) 16 .36
2016 15.64 0.22 0.17 0.39 (0.21) (0.98) (1.19) 14.84
2015 16.17 0.33 (0.18) 0.15 (0.30) (0.38) (0.68) 15.64
R-5 shares
2020 (d) 15.43 0.18 (0.99) (0.81) (0.17) (0.36) (0.53) 14.09
2019 15.23 0.32 1.26 1.58 (0.33) (1.05) (1.38) 15.43
2018 16.36 0.39 (0.36) 0.03 (0.34) (0.82) (1.16) 15.23
2017 14.84 0.26 1.80 2.06 (0.24) (0.30) (0.54) 16.36
2016 15.65 0.23 0.17 0.40 (0.23) (0.98) (1.21) 14.84
2015 16.17 0.33 (0.14) 0.19 (0.33) (0.38) (0.71) 15.65

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(5.43) % (e),(f) $ 1,003,342 0.44% (g) 0.47% (g) 2.49% (g) 4.9% (g)
11.78 (f) 1,092,386 0.44 0.47 2.21 13.4
0.12 (f) 1,032,835 0.43 0.46 2.40 26.7
14.41 (f) 1,104,582 0.44 0.47 1.63 17.6
2.92 (f) 1,008,439 0.50 0.53 1.64 17.1
1.20 (f) 994,998 0.57 0.60 1.98 27.6
(5.38) (e) 697,090 0.29 (g) – 2.64 (g) 4.9 (g)
11.93 778,336 0.29 (h) – 2.36 13.4
0.26 725,915 0.29 (h) – 2.58 26.7
14.56 791,221 0.28 (h) – 1.81 17.6
3.19 763,306 0.31 – 1.84 17.1
1.39 782,696 0.31 – 2.25 27.6
(5.65) (e) 2,565 1.16 (g) – 1.84 (g) 4.9 (g)
10.99 2,901 1.16 (h) – 1 .53 13.4
(0.54) 3,126 1.16 (h) – 1.69 26.7
13.57 3,643 1.16 – 0.87 17.6
2.23 2,795 1.19 – 1.01 17.1
0.54 3,689 1.19 – 1.45 27.6
(5.75) (e) 2,105 1.03 (g) – 1.93 (g) 4.9 (g)
11.22 2,229 1.03 (h) – 1.70 13.4
(0.48) 3,362 1.03 (h) – 1.80 26.7
13.73 3,691 1.03 – 1.17 17.6
2.37 4,805 1.06 – 1.06 17 .1
0.64 5,570 1.06 – 1.65 27.6
(5.69) (e) 21,211 0.85 (g) – 2.12 (g) 4.9 (g)
11.35 24,192 0.85 (h) – 1.90 13.4
(0.30) 28,330 0.85 (h) – 2.05 26.7
13.95 33,162 0.85 – 1.24 17.6
2.57 72,364 0.88 – 1.25 17.1
0.83 68,091 0.88 – 1.66 27.6
(5.57) (e) 12,523 0.66 (g) – 2.25 (g) 4.9 (g)
11.58 13,455 0 .66 (h) – 2.20 13.4
(0.05) 23,180 0.66 (h) – 2.24 26.7
14.08 32,954 0.66 – 1.43 17.6
2.80 31,676 0.69 – 1.53 17.1
0.99 40,322 0.69 – 2.08 27.6
(5.52) (e) 29,635 0.54 (g) – 2.38 (g) 4.9 (g)
11.68 34,650 0.54 (h) – 2.15 13.4
0.07 35,425 0.54 (h) – 2.49 26.7
14.24 58,131 0.54 – 1.71 17.6
2.87 68,810 0.57 – 1.57 17.1
1.20 76,846 0.57 – 2.05 27.6
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Portfolio invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
2020 (d) $ 11.99 $ 0.15 ( $ 0.60) ( $ 0.45) ( $ 0.15) ( $ 0.16) ( $ 0.31) $ 11.23
2019 11.71 0.30 0.83 1.13 (0.31) (0.54) (0.85) 11.99
2018 12.37 0.32 (0.35) (0.03) (0.31) (0.32) (0.63) 11.71
2017 11.56 0.25 0.94 1.19 (0.26) (0.12) (0.38) 12.37
2016 11.91 0.25 0.11 0.36 (0.24) (0.47) (0.71) 11.56
2015 12.27 0.27 (0.15) 0.12 (0.28) (0.20) (0.48) 11.91
Institutional shares
2020 (d) 12.04 0.16 (0.61) (0.45) (0.16) (0.16) (0.32) 11.27
2019 11.74 0.32 0.85 1.17 (0.33) (0.54) (0.87) 12.04
2018 12.41 0.35 (0.37) (0.02) (0.33) ( 0 .32) (0.65) 11.74
2017 11.59 0.28 0.94 1.22 (0.28) (0.12) (0.40) 12.41
2016 11.94 0.27 0.11 0.38 (0.26) (0.47) (0.73) 11.59
2015 12.31 0.30 (0.16) 0.14 (0.31) (0.20) (0.51) 11.94
R-1 shares
2020 (d) 11.98 0.11 (0.59) (0.48) (0.11) (0.16) (0.27) 11.23
2019 11.70 0.21 0.84 1.05 (0.23) (0.54) (0.77) 11.98
2018 12.36 0.24 (0.36) (0.12) (0.22) (0.32) (0.54) 11.70
2017 11.55 0.16 0.95 1.11 (0.18) (0.12) ( 0 .30) 12.36
2016 11.90 0.18 0.10 0.28 (0.16) (0.47) (0.63) 11.55
2015 12.27 0.19 (0.15) 0.04 (0.21) (0.20) (0.41) 11.90
R-2 shares
2020 (d) 12.10 0.12 (0.60) (0.48) (0.12) (0.16) (0.28) 11.34
2019 11 .80 0.23 0.84 1.07 (0.23) (0.54) (0.77) 12.10
2018 12.45 0.26 (0.35) (0.09) (0.24) (0.32) (0.56) 11.80
2017 11.63 0.20 0.92 1.12 (0.18) (0.12) (0.30) 12.45
2016 11.97 0.19 0.12 0.31 (0.18) (0.47) (0.65) 11.63
2015 12.33 0.22 (0.17) 0.05 (0.21) (0.20) (0.41) 11.97
R-3 shares
2020 (d) 12.01 0.13 (0.61) (0.48) (0.12) (0.16) (0.28) 11 .25
2019 11.72 0.25 0.84 1.09 (0.26) (0.54) (0.80) 12.01
2018 12.38 0.28 (0.36) (0.08) (0.26) (0.32) (0.58) 11.72
2017 11.57 0.21 0.93 1.14 (0.21) (0.12) (0.33) 12.38
2016 11.92 0.21 0.11 0.32 (0.20) (0.47) (0.67) 11.57
2015 12.29 0.24 (0.17) 0.07 (0.24) (0.20) (0.44) 11.92
R-4 shares
2020 (d) 12.03 0.14 (0.60) (0.46) (0.14) (0.16) (0.30) 11.27
2019 11.73 0.28 0.84 1.12 (0.28) (0.54) (0.82) 12.03
2018 12.40 0.29 (0.35) (0.06) (0.29) (0.32) (0.61) 11.73
2017 11.58 0.23 0.94 1.17 (0.23) ( 0 .12) (0.35) 12.40
2016 11.93 0.23 0.11 0.34 (0.22) (0.47) (0.69) 11.58
2015 12.30 0.26 (0.16) 0.10 (0.27) (0.20) (0.47) 11.93
R-5 shares
2020 (d) 12.03 0.15 (0.62) (0.47) (0.14) (0.16) (0.30) 11.26
2019 11.73 0.28 0.86 1.14 (0.30) (0.54) (0.84) 12.03
2018 12.40 0.33 (0.38) (0.05) (0.30) (0.32) (0.62) 11.73
2017 11.58 0.25 0.94 1.19 (0.25) (0.12) (0.37) 12.40
2016 11.93 0.24 0.12 0.36 (0.24) (0.47) (0.71) 11.58
2015 12.30 0.27 (0.16) 0.11 (0.28) (0.20) (0.48) 11.93

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(3.85) % (e),(f) $ 630,920 0.44% (g) 0.47% (g) 2.63% (g) 6.5% (g)
10 .39 (f) 672,096 0.44 0.47 2.55 15.0
(0.33) (f) 614,770 0.43 0.46 2.67 21.9
10.50 (f) 629,439 0.44 0.47 2.12 21.8
3.34 (f) 565,441 0.50 0.53 2.16 17.3
0.98 (f) 538,078 0.58 0.61 2.23 22.7
(3.85) (e) 239,543 0.30 (g) – 2.78 (g) 6.5 (g)
10.70 267,892 0.30 (h) – 2.77 15.0
(0.26) 292,828 0.28 (h) – 2.86 21.9
10.73 328,354 0.28 (h) – 2.32 21.8
3.52 318,123 0.32 – 2.32 17.3
1.16 290,780 0.32 – 2.49 22.7
(4.13) (e) 2,552 1.16 (g) – 1.89 (g) 6.5 (g)
9.64 2,572 1.16 (h) – 1.83 15.0
(1.07) 2,331 1.15 (h) – 1.97 21.9
9.76 3,152 1.16 – 1.36 21.8
2.62 2,408 1.19 – 1.56 17.3
0.28 2,927 1.19 – 1.61 22.7
(4.08) (e) 319 1.03 (g) – 2.00 (g) 6.5 (g)
9.69 271 1.03 (h) – 1.97 15.0
(0.87) 477 1.02 (h) – 2.17 21.9
9.84 626 1.03 – 1.70 21.8
2.80 1,194 1.06 – 1.62 17.3
0.42 1,532 1.06 – 1.79 22.7
(4.07) (e) 11,072 0.85 (g) – 2.28 (g) 6.5 (g)
10.03 14,217 0.85 (h) – 2.13 15.0
(0.74) 11,837 0.84 (h) – 2.30 21.9
10.04 12,691 0.85 – 1.78 21.8
2.95 16,869 0.88 – 1.82 17.3
0.59 18,301 0.88 – 2.02 22.7
(3.95) (e) 11,315 0.66 (g) – 2.42 (g) 6.5 (g)
10.25 11,989 0.66 (h) – 2.39 15.0
(0.63) 20,282 0.65 (h) – 2.41 21.9
10.35 21,100 0.66 – 1.91 21.8
3.13 15,336 0.69 – 2.02 17.3
0.77 18,067 0.69 – 2.17 22.7
(3.97) (e) 15,676 0.54 (g) – 2.52 (g) 6.5 (g)
10.44 18,302 0.54 (h) – 2.45 15.0
(0.51) 17,177 0.53 (h) – 2.72 21.9
10.47 26,650 0.54 – 2.11 21.8
3.26 32,100 0.57 – 2.06 17.3
0.90 28,673 0.57 – 2.21 22.7
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Portfolio invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
2020 (d) $ 16.87 $ 0.20 ( $ 1.37) ( $ 1.17) ( $ 0.28) ( $ 0.44) ( $ 0.72) $ 14.98
2019 17.16 0.28 1.54 1.82 (0.29) (1.82) (2.11) 16.87
2018 18.64 0.40 (0.31) 0.09 (0.34) (1.23) (1.57) 17.16
2017 16.17 0.23 2.81 3.04 (0.22) ( 0 .35) (0.57) 18.64
2016 17.66 0.18 0.13 0.31 (0.16) (1.64) (1.80) 16.17
2015 18.36 0.30 ( 0 .11) 0.19 (0.31) (0.58) (0.89) 17.66
Institutional shares
2020 (d) 17.14 0.21 (1.38) (1.17) (0.31) (0.44) (0.75) 15.22
2019 17.40 0.31 1.57 1.88 (0.32) (1.82) (2.14) 17.14
2018 18.88 0.45 (0.34) 0.11 (0.36) (1.23) (1.59) 17.40
2017 16.38 0.27 2.83 3.10 (0.25) (0.35) (0.60) 18.88
2016 17.87 0.22 0.13 0.35 (0.20) (1.64) (1.84) 16.38
2015 18.57 0.36 (0.11) 0.25 (0.37) (0.58) (0.95) 17.87
R-1 shares
2020 (d) 16.89 0.14 (1.38) (1.24) (0.17) (0.44) (0.61) 15.04
2019 17.10 0.18 1.55 1.73 (0.12) (1.82) (1.94) 16.89
2018 18.54 0.31 (0.34) (0.03) (0.18) (1.23) (1.41) 17.10
2017 16.09 0.10 2.80 2.90 (0.10) (0.35) (0.45) 18 .54
2016 17.56 0.08 0.12 0.20 (0.03) (1.64) (1.67) 16.09
2015 18.26 0.22 (0.13) 0.09 (0.21) (0.58) (0.79) 17.56
R-2 shares
2020 (d) 16.90 0.13 (1.35) (1.22) (0.14) (0.44) (0.58) 15.10
2019 17.14 0 .19 1.55 1.74 (0.16) (1.82) (1.98) 16.90
2018 18.57 0.31 (0.32) (0.01) (0.19) (1.23) (1.42) 17.14
2017 16.11 0.19 2.74 2.93 (0.12) (0.35) (0.47) 18.57
2016 17.57 0.09 0.13 0.22 (0.04) (1.64) (1.68) 16.11
2015 18.28 0.27 (0.16) 0.11 (0.24) (0.58) (0.82) 17.57
R-3 shares
2020 (d) 16.82 0.18 (1.38) (1.20) (0.21) (0.44) (0.65) 14.97
2019 17.11 0.24 1.52 1.76 (0.23) (1.82) (2.05) 16.82
2018 18.59 0.32 (0.31) 0.01 ( 0 .26) (1.23) (1.49) 17.11
2017 16.12 0.17 2.79 2.96 (0.14) (0.35) (0.49) 18.59
2016 17.62 0.12 0 .13 0.25 (0.11) (1.64) (1.75) 16.12
2015 18.32 0.24 (0.10) 0.14 (0.26) (0.58) (0.84) 17.62
R-4 shares
2020 (d) 17.05 0.18 (1.39) (1.21) (0.22) (0.44) (0.66) 15.18
2019 17.31 0.26 1.55 1.81 (0.25) (1.82) (2.07) 17.05
2018 18.77 0.41 (0.35) 0.06 (0.29) (1.23) (1.52) 17.31
2017 16.29 0.20 2.82 3.02 (0.19) (0.35) (0.54) 18.77
2016 17.77 0.16 0.13 0.29 (0.13) (1.64) (1.77) 16.29
2015 18.48 0.31 (0.14) 0.17 ( 0 .30) (0.58) (0.88) 17.77
R-5 shares
2020 (d) 17.01 0.19 (1.37) (1.18) (0.27) (0.44) (0.71) 15.12
2019 17.28 0.27 1.55 1.82 (0.27) (1.82) (2.09) 17.01
2018 18.74 0.45 (0.37) 0.08 (0.31) (1.23) (1.54) 17.28
2017 16.27 0.23 2.81 3.04 (0.22) (0.35) (0.57) 18.74
2016 17.74 0.16 0.14 0.30 (0.13) (1.64) (1.77) 16.27
2015 18.44 0.33 (0.13) 0.20 (0.32) (0.58) (0.90) 17.74

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(7.38) % (e),(f) $ 528,539 0.45% (g) 0.48% (g) 2.46% (g) 5.7% (g)
12.96 (f) 582,101 0.45 0.48 1.76 10.9
0.30 (f) 543,902 0.44 0.47 2.26 33.8
19.42 (f) 568,263 0.45 0.48 1.32 20.9
2.15 (f) 490,030 0.51 0.54 1.11 22.4
1.14 (f) 496,991 0.59 0.62 1.68 35.6
(7.32) (e) 409,270 0.30 (g) – 2.63 (g) 5.7 (g)
13.14 474,902 0.30 (h) – 1.92 10.9
0.44 456,425 0.29 (h) – 2.45 33.8
19.57 501,264 0.28 (h) – 1.52 20.9
2.39 471,935 0.32 – 1.35 22.4
1.42 523,817 0.31 – 1.97 35.6
(7.72) (e) 1,060 1.16 (g) – 1.74 (g) 5.7 (g)
12.16 1,131 1 .16 (h) – 1.13 10.9
(0.38) 1,140 1.16 (h) – 1.74 33.8
18.51 3,124 1.16 – 0.59 20.9
1.48 2,542 1.19 – 0.49 22.4
0.56 3,158 1.19 – 1.25 35.6
(7.62) (e) 1,475 1.03 (g) – 1.68 (g) 5.7 (g)
12.27 996 1.03 (h) – 1.18 10.9
(0.25) 1,427 1.03 (h) – 1.74 33.8
18.68 2,173 1.03 – 1.10 20.9
1.58 4,172 1.06 – 0 .58 22.4
0.66 5,383 1.06 – 1.49 35.6
(7.57) (e) 12,447 0.85 (g) – 2.24 (g) 5.7 (g)
12.52 17,303 0.85 (h) – 1.49 10.9
(0.11) 20,976 0.85 (h) – 1.79 33.8
18.90 19,487 0.85 – 0.98 20.9
1.79 27,286 0.88 – 0.78 22.4
0.84 29,621 0.88 – 1.33 35.6
(7.52) (e) 6,047 0.66 (g) – 2.26 (g) 5.7 (g)
12 .70 6,943 0.66 (h) – 1.61 10.9
0.16 10,768 0.66 (h) – 2.24 33.8
19.09 15,686 0.66 – 1.13 20.9
2.01 15,639 0.69 – 0.99 22.4
1.01 20,164 0.69 – 1.70 35.6
(7.41) (e) 22,689 0.54 (g) – 2.34 (g) 5.7 (g)
12.81 26,719 0.54 (h) – 1.66 10.9
0.25 25,539 0.54 (h) – 2.49 33.8
19.26 40,367 0.54 – 1.35 20.9
2.10 47,063 0.57 – 1.02 22.4
1.18 47,254 0.57 – 1.81 35.6
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Portfolio invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
2020 (d) $ 12.29 $ 0.15 ( $ 0.50) ( $ 0.35) ( $ 0.17) ( $ 0.05) ( $ 0.22) $ 11.72
2019 11.98 0.36 0.78 1.14 (0.36) (0.47) (0.83) 12.29
2018 12.44 0.36 (0.38) (0.02) (0.36) (0.08) (0.44) 11.98
2017 11.97 0.32 0.52 0.84 (0.32) ( 0 .05) (0.37) 12.44
2016 12.12 0.33 0.15 0.48 (0.33) (0.30) (0.63) 11.97
2015 12.55 0.33 (0.30) 0.03 (0.33) (0.13) (0.46) 12.12
Institutional shares
2020 (d) 12.36 0.16 (0.52) (0.36) (0.17) (0.05) (0.22) 11.78
2019 12.04 0.37 0.79 1.16 (0.37) (0.47) (0.84) 12.36
2018 12.50 0.38 (0.38) – (0.38) (0.08) (0.46) 12.04
2017 12.03 0.34 0.52 0.86 (0.34) (0.05) (0.39) 12.50
2016 12.17 0.35 0.17 0.52 (0.36) (0.30) (0.66) 12.03
2015 12.60 0.37 (0.31) 0.06 (0.36) (0.13) (0.49) 12.17
R-1 shares
2020 (d) 12 .29 0.11 (0.51) (0.40) (0.12) (0.05) (0.17) 11.72
2019 11.98 0.27 0.79 1.06 (0.28) (0.47) (0.75) 12.29
2018 12.45 0.27 (0.38) (0.11) (0.28) (0.08) (0.36) 11.98
2017 11.98 0.23 0.52 0.75 (0.23) (0.05) (0.28) 12.45
2016 12.13 0.25 0.16 0.41 (0.26) (0.30) (0.56) 11.98
2015 12.56 0.26 (0.31) (0.05) (0.25) (0.13) ( 0 .38) 12.13
R-2 shares
2020 (d) 12.34 0.12 (0.51) (0.39) (0.13) (0.05) (0.18) 11.77
2019 12.02 0.29 0.78 1.07 (0.28) (0.47) (0.75) 12.34
2018 12.48 0.29 (0.38) (0.09) (0.29) (0.08) (0.37) 12.02
2017 12.01 0.25 0.52 0.77 (0.25) (0.05) (0.30) 12.48
2016 12.16 0.27 0.15 0.42 (0.27) (0.30) (0.57) 12.01
2015 12.59 0.27 (0.30) (0.03) (0.27) (0.13) (0.40) 12.16
R-3 shares
2020 (d) 12.33 0.13 (0.51) (0.38) (0.14) (0.05) (0.19) 11.76
2019 12.02 0.31 0.78 1.09 (0.31) (0.47) (0.78) 12.33
2018 12.48 0.31 (0.38) (0.07) (0.31) (0.08) (0.39) 12.02
2017 12.00 0.28 0.52 0.80 (0.27) (0.05) (0.32) 12.48
2016 12.15 0.29 0.15 0.44 ( 0 .29) (0.30) (0.59) 12.00
2015 12.58 0.30 (0.31) (0.01) (0.29) (0.13) (0.42) 12.15
R-4 shares
2020 (d) 12 .34 0.14 (0.51) (0.37) (0.15) (0.05) (0.20) 11.77
2019 12.03 0.34 0.77 1.11 (0.33) (0.47) (0.80) 12.34
2018 12.48 0.33 (0.36) (0.03) (0.34) (0.08) (0.42) 12.03
2017 12.01 0.30 0.52 0.82 (0.30) (0.05) (0.35) 12.48
2016 12.16 0.31 0.15 0.46 (0.31) (0.30) (0.61) 12.01
2015 12.59 0.33 (0.32) 0.01 (0.31) (0.13) ( 0 .44) 12.16
R-5 shares
2020 (d) 12.33 0.15 (0.51) (0.36) (0.16) (0.05) (0.21) 11.76
2019 12.02 0 .35 0.78 1.13 (0.35) (0.47) (0.82) 12.33
2018 12.48 0.35 (0.38) (0.03) (0.35) (0.08) (0.43) 12.02
2017 12.01 0.31 0.52 0.83 (0.31) (0.05) (0.36) 12.48
2016 12.15 0.32 0.17 0.49 (0.33) (0.30) (0.63) 12.01
2015 12.58 0.34 (0.31) 0.03 (0.33) (0.13) (0.46) 12.15

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(2.92) % (e),(f) $ 1,070,207 0.43% (g) 0.46% (g) 2.57% (g) 8.4% (g)
10.13 (f) 1,139,080 0.43 0.46 3.01 11.1
(0.15) (f) 1,085,370 0.43 0.46 2.95 22.6
7.14 (f) 1,169,968 0.44 0.47 2.62 19.1
4.26 (f) 1,024,333 0.51 0.54 2.79 10.4
0.25 (f) 849,016 0.58 0.61 2.66 17.7
(2.93) (e) 212,755 0.32 (g) – 2.68 (g) 8.4 (g)
10.29 220,903 0.32 (h) – 3.12 11.1
(0.03) 214,476 0.30 (h) – 3.06 22.6
7.26 213,452 0.29 (h) – 2.75 19.1
4.51 174,007 0.32 – 2.99 10.4
0.51 177,423 0.32 – 2.95 17.7
(3.28) (e) 2,661 1.16 (g) – 1.84 (g) 8.4 (g)
9.37 3,225 1.16 (h) – 2.23 11.1
(0.95) 1,746 1.16 (h) – 2.20 22.6
6.37 1,603 1.16 – 1.86 19.1
3.57 1,100 1.19 – 2.11 10.4
(0.36) 676 1.19 – 2.10 17.7
(3.22) (e) 372 1.03 (g) – 2.02 (g) 8.4 (g)
9.49 640 1.03 (h) – 2.43 11.1
(0.74) 815 1.03 (h) – 2.33 22.6
6.48 661 1.03 – 2.06 19.1
3.66 717 1.06 – 2.25 10.4
(0.23) 839 1.06 – 2.21 17.7
(3.12) (e) 3,912 0.85 (g) – 2.18 (g) 8.4 (g)
9.64 5,088 0.85 (h) – 2.60 11.1
(0.57) 5,380 0.85 (h) – 2.52 22.6
6.76 6,057 0.85 – 2.26 19.1
3.86 8,034 0.88 – 2.49 10.4
(0.05) 10,070 0.88 – 2.43 17.7
(3.02) (e) 4,303 0.66 (g) – 2.35 (g) 8.4 (g)
9.82 3,019 0.66 (h) – 2.87 11.1
(0.30) 5,359 0.66 (h) – 2.71 22.6
6.88 5,733 0.66 – 2.44 19.1
4.05 6,091 0.69 – 2.66 10.4
0.13 7,849 0.69 – 2.70 17.7
(2.97) (e) 7,128 0.54 (g) – 2.45 (g) 8.4 (g)
9.97 8,353 0.54 (h) – 2.93 11.1
(0.26) 11,471 0.54 (h) – 2.88 22 .6
7.01 16,290 0.54 – 2.58 19.1
4.27 20,211 0.57 – 2.71 10.4
0.26 16,871 0.57 – 2.74 17.7
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Portfolio invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
2020 (d) $ 17.93 $ 0.20 ( $ 1.67) ( $ 1.47) ( $ 0.28) ( $ 0.59) ( $ 0.87) $ 15.59
2019 19.17 0.26 1.76 2.02 (0.37) (2.89) (3.26) 17.93
2018 20.70 0.46 (0.55) (0.09) (0.38) (1.06) (1.44) 19.17
2017 17.71 0.25 3.44 3.69 (0.22) (0.48) (0.70) 20.70
2016 20.06 0.22 (0.06) 0.16 (0.19) (2.32) (2.51) 17.71
2015 21.26 0.38 (0.19) 0.19 (0.39) (1.00) (1.39) 20.06
Institutional shares
2020 (d) 18.18 0.22 (1.69) (1.47) (0.31) (0.59) (0.90) 15.81
2019 19.39 0.29 1.78 2.07 (0.39) (2.89) (3.28) 18.18
2018 20.93 0.50 (0.57) (0.07) (0.41) (1.06) (1.47) 19.39
2017 17.90 0.29 3.48 3.77 (0.26) (0.48) (0.74) 20.93
2016 20.26 0.26 (0.06) 0.20 ( 0 .24) (2.32) (2.56) 17.90
2015 21.46 0.45 (0.20) 0.25 (0.45) (1.00) (1.45) 20.26
R-1 shares
2020 (d) 17.99 0.12 (1.67) (1.55) (0.15) (0.59) (0.74) 15.70
2019 19.11 0.19 1.74 1.93 (0.16) (2.89) (3.05) 17.99
2018 20.54 0.32 (0.57) (0.25) (0.12) (1.06) (1.18) 19.11
2017 17.55 0.12 3.43 3.55 (0.08) (0.48) (0.56) 20.54
2016 19.91 0.12 (0.08) 0.04 (0.08) (2.32) (2.40) 17.55
2015 21.10 0.48 (0.41) 0.07 (0.26) (1.00) (1.26) 19 .91
R-2 shares
2020 (d) 17.85 0.15 (1.66) (1.51) (0.19) (0.59) (0.78) 15.56
2019 19.09 0.16 1.76 1.92 (0.27) (2.89) (3.16) 17.85
2018 20.64 0.36 (0.58) (0.22) (0.27) (1.06) (1.33) 19.09
2017 17.63 0.14 3.45 3.59 (0.10) (0.48) (0.58) 20.64
2016 19.96 0.12 (0.06) 0.06 (0.07) (2.32) (2.39) 17.63
2015 21.15 0.36 (0.26) 0.10 (0.29) (1.00) (1.29) 19.96
R-3 shares
2020 (d) 17.86 0.18 (1.69) (1.51) (0.21) (0.59) (0.80) 15.55
2019 19.09 0.23 1.73 1.96 (0.30) (2.89) (3.19) 17.86
2018 20.62 0.39 (0.57) (0.18) (0.29) ( 1 .06) (1.35) 19.09
2017 17.63 0.19 3.42 3.61 (0.14) (0.48) (0.62) 20.62
2016 20.00 0.16 (0.07) 0 .09 (0.14) (2.32) (2.46) 17.63
2015 21.19 0.33 (0.19) 0.14 (0.33) (1.00) (1.33) 20.00
R-4 shares
2020 (d) 18.02 0.18 (1.68) (1.50) (0.23) (0.59) (0.82) 15.70
2019 19.23 0.27 1.73 2.00 (0.32) (2.89) (3.21) 18.02
2018 20.78 0.43 (0.58) (0.15) (0.34) (1.06) (1.40) 19.23
2017 17.77 0.20 3.48 3.68 (0.19) (0.48) (0.67) 20 .78
2016 20.12 0.20 (0.07) 0.13 (0.16) (2.32) (2.48) 17.77
2015 21.32 0.42 (0.25) 0.17 (0.37) ( 1 .00) (1.37) 20.12
R-5 shares
2020 (d) 17.97 0.20 (1.68) (1.48) (0.27) (0.59) (0.86) 15.63
2019 19.20 0.24 1.77 2.01 (0.35) (2.89) (3.24) 17.97
2018 20.73 0.47 (0.59) (0.12) (0.35) (1.06) (1.41) 19.20
2017 17.74 0.26 3.43 3.69 (0.22) (0.48) (0.70) 20.73
2016 20.09 0.22 (0.07) 0.15 (0.18) (2.32) (2.50) 17.74
2015 21.28 0.39 (0.18) 0.21 (0.40) (1.00) (1.40) 20.09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(8.81) % (e),(f) $ 271,081 0.46% (g) 0.49% (g) 2.37% (g) 7.3% (g)
14.07 (f) 308,330 0.47 0.50 1.50 19.9
(0.67) (f) 286,265 0.45 0.48 2.27 49.4
21.52 (f) 310,009 0.47 0.50 1.30 19.5
1.22 (f) 265,807 0.53 0.56 1.23 22.9
0.96 (f) 278,150 0.60 0.63 1.87 51.2
(8.72) (e) 243,216 0.30 (g) – 2.53 (g) 7.3 (g)
14.26 278,919 0.30 (h) – 1.66 19.9
(0.55) 258,545 0.29 (h) – 2.44 49.4
21.76 273,691 0.29 (h) – 1.51 19.5
1.44 243,768 0.32 – 1.49 22.9
1.25 267,751 0.31 – 2.19 51.2
(9.14) (e) 1,014 1.16 (g) – 1.44 (g) 7.3 (g)
13.32 413 1.16 (h) – 1.08 19.9
(1.43) 593 1.16 (h) – 1.60 49.4
20.71 2,060 1.16 – 0.64 19.5
0.54 2,133 1.19 – 0.69 22.9
0.37 3,151 1.19 – 2.34 51.2
(9.05) (e) 2,297 1.03 (g) – 1.78 (g) 7.3 (g)
13.42 2,439 1.03 (h) – 0.91 19.9
(1.30) 2,214 1.03 (h) – 1.77 49.4
20.91 2,451 1.03 – 0.73 19.5
0.62 2,168 1.06 – 0.70 22.9
0.55 2,830 1.06 – 1.74 51.2
(9.03) (e) 5,731 0.85 (g) – 2.13 (g) 7.3 (g)
13.69 7,794 0.85 (h) – 1.34 19.9
(1.10) 10,910 0.85 (h) – 1.94 49.4
21.05 12,339 0.85 – 1.01 19.5
0.83 17,423 0.88 – 0.89 22.9
0.72 17,993 0.88 – 1.61 51.2
(8.91) (e) 7,810 0.66 (g) – 2.15 (g) 7.3 (g)
13.88 9,416 0 .66 (h) – 1.55 19.9
(0.92) 13,132 0.66 (h) – 2.12 49.4
21.34 15,237 0.66 – 1.07 19.5
1.03 11,621 0.69 – 1.12 22.9
0.89 14,237 0.69 – 2.05 51.2
(8.85) (e) 14,689 0.54 (g) – 2.31 (g) 7.3 (g)
13.99 16,847 0.54 (h) – 1.39 19.9
(0.79) 14,622 0.54 (h) – 2.31 49.4
21.44 18,177 0.54 – 1.38 19.5
1.14 20,857 0.57 – 1.26 22.9
1.07 24,189 0.57 – 1.93 51.2
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Portfolio invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Six months ended April 30, 2020.
(e) Total return amounts have not been annualized.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class J shares
2020 (c) $ 12.31 $ 0.12 $ 0.06 $ 0.18 ( $ 0.12) ( $ 0.12) $ 12.37
2019 12.00 0.27 0.31 0.58 (0.27) (0.27) 12.31
2018 12.20 0.24 (0.20) 0.04 (0.24) (0.24) 12.00
2017 12.22 0.21 (0.02) 0.19 (0.21) (0.21) 12.20
2016 12.17 0.20 0.06 0.26 (0.21) (0.21) 12.22
2015 12.23 0.16 (0.06) 0.10 (0.16) (0.16) 12.17
Institutional shares
2020 (c) 12.31 0.13 0.06 0.19 (0.13) (0.13) 12.37
2019 12.00 0.30 0.31 0.61 (0.30) (0.30) 12.31
2018 12.20 0.27 (0.20) 0.07 (0.27) (0.27) 12.00
2017 12.22 0.24 (0.02) 0.22 (0.24) (0.24) 12.20
2016 12.17 0.23 0.06 0.29 (0.24) (0.24) 12.22
2015 12.23 0.20 (0.06) 0.14 (0.20) (0.20) 12.17
R-1 shares
2020 (c) 12.32 0.08 0.06 0.14 (0.08) (0.08) 12.38
2019 12.01 0.20 0.31 0.51 ( 0 .20) (0.20) 12.32
2018 12.20 0.17 (0.20) (0.03) (0.16) (0.16) 12.01
2017 12.22 0.13 (0.02) 0.11 ( 0 .13) (0.13) 12.20
2016 12.17 0.13 0.06 0.19 (0.14) (0.14) 12.22
2015 12.23 0.10 (0.07) 0.03 (0.09) (0.09) 12.17
R-2 shares
2020 (c) 12.32 0.08 0.06 0.14 (0.09) (0.09) 12.37
2019 12.00 0.21 0.32 0.53 (0.21) (0.21) 12.32
2018 12.20 0.18 (0.20) (0.02) (0.18) (0.18) 12.00
2017 12.22 0.15 (0.02) 0.13 (0.15) (0.15) 12.20
2016 12.17 0.14 0.06 0.20 (0.15) (0.15) 12.22
2015 12.23 0.11 (0.06) 0.05 (0.11) (0.11) 12.17
R-3 shares
2020 (c) 12.32 0.10 0.06 0.16 (0.10) (0.10) 12.38
2019 12.01 0.23 0.32 0.55 (0.24) (0.24) 12.32
2018 12.21 0.20 (0.20) – (0.20) (0.20) 12.01
2017 12.23 0.17 (0.02) 0.15 (0.17) (0.17) 12.21
2016 12.17 0.16 0.08 0.24 (0.18) (0.18) 12.23
2015 12.23 0.13 (0.06) 0.07 (0.13) (0.13) 12.17
R-4 shares
2020 (c) 12.31 0.11 0.06 0.17 (0.11) (0.11) 12.37
2019 12.00 0.26 0.31 0.57 (0.26) (0.26) 12.31
2018 12.20 0.22 (0.20) 0.02 (0.22) (0.22) 12.00
2017 12.23 0.20 (0.04) 0.16 (0.19) (0.19) 12.20
2016 12.17 0.19 0.07 0.26 (0.20) (0.20) 12.23
2015 12.23 0.16 (0.07) 0.09 (0.15) (0.15) 12.17
R-5 shares
2020 (c) 12.33 0.11 0.06 0.17 (0.12) (0.12) 12 .38
2019 12.01 0.27 0.32 0.59 (0.27) (0.27) 12.33
2018 12.21 0.24 (0.20) 0.04 (0.24) (0.24) 12.01
2017 12.23 0.21 (0.02) 0.19 (0.21) (0.21) 12.21
2016 12.18 0.20 0.06 0.26 (0.21) (0.21) 12.23
2015 12.24 0.17 (0.06) 0.11 (0.17) (0.17) 12.18

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1.47% (d),(e) $ 143,060 0.65% (f) 0.68% (f) 1.89% (f) 68.5% (f)
4.91 (e) 131,795 0.67 0.70 2.24 52.4
0.33 (e) 123,856 0.66 0.69 1.99 57.3
1.58 (e) 139,726 0.65 0.68 1.74 59.5
2.16 (e) 144,158 0.70 0.73 1.62 53.6
0.83 (e) 124,221 0.75 0.80 1.32 56.4
1.58 (d) 4,716,185 0.43 (f),(g) – 2.12 (f) 68.5 (f)
5.16 4,736,982 0.43 (g) – 2.48 52.4
0.56 4,271,619 0.43 (g) – 2.23 57.3
1 .81 3,636,356 0.43 (g) – 1.97 59.5
2.44 2,346,871 0.43 – 1.89 53.6
1.14 2,180,068 0.43 – 1.63 56.4
1.15 (d) 1,033 1.29 (f),(g) – 1.24 (f) 68.5 (f)
4.26 429 1.29 (g) – 1.62 52.4
(0.23) 841 1.29 (g) – 1.38 57.3
0.93 500 1.29 (g) – 1.10 59.5
1.56 1,338 1.30 (g) – 1.03 53.6
0.27 1,237 1.30 (g) – 0.78 56.4
1.13 (d) 1,696 1.16 (f),(g) – 1.38 (f) 68.5 (f)
4.48 1,571 1.16 (g) – 1.75 52.4
(0.18) 1,898 1.16 (g) – 1.48 57.3
1.07 2,428 1.16 (g) – 1.23 59.5
1.70 2,358 1.17 (g) – 1.16 53.6
0.40 1,975 1.17 (g) – 0.90 56.4
1.31 (d) 14,157 0.98 (f),(g) – 1.56 (f) 68.5 (f)
4.58 13,832 0.98 (g) – 1.93 52.4
0.00 14,259 0.98 (g) – 1.67 57.3
1.25 13,662 0.98 (g) – 1.41 59.5
1.88 (h) 21,159 0.99 (g) – 1.34 53.6
0.67 (h) 11,415 0.99 (g) – 1.09 56.4
1.40 (d) 3,263 0.79 (f) ,(g) – 1.76 (f) 68.5 (f)
4.78 3,816 0.79 (g) – 2.12 52.4
0.19 8,394 0.79 (g) – 1.86 57.3
1.36 9,181 0.79 (g) – 1.61 59.5
2.16 13,199 0.79 (g) – 1.53 53.6
0.78 14,049 0.79 (g) – 1.28 56.4
1.38 (d) 15,166 0.67 (f),(g) – 1.88 (f) 68.5 (f)
4.99 14,704 0.67 (g) – 2.23 52.4
0.31 9,938 0.67 (g) – 1.98 57.3
1.56 9,955 0.67 (g) – 1.72 59.5
2.19 12,039 0.68 (g) – 1.65 53.6
0.90 12,383 0.68 (g) – 1.39 56.4
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
Class J shares
2020 (c) $ 19.77 $ 0.04 ( $ 2.79) ( $ 2.75) ( $ 0.04) ( $ 1.21) ( $ 1.25) $ 15.77
2019 21.67 0.04 1.01 1.05 (0.05) (2.90) (2.95) 19.77
2018 23.18 0.05 0.42 0.47 (0.01) (1.97) (1.98) 21.67
2017 19.26 0.01 4.48 4.49 (0.14) (0.43) (0.57) 23.18
2016 19.82 0.14 0.04 0.18 – (0.74) (0.74) 19.26
2015 20.98 (0.01) 1.32 1.31 – (2.47) (2.47) 19.82
Institutional shares
2020 (c) 22.56 0.06 (3.21) (3.15) (0.08) (1.21) (1.29) 18.12
2019 24.26 0.09 1.20 1.29 (0.09) (2.90) (2.99) 22.56
2018 25.74 0.11 0.44 0.55 (0.06) (1.97) (2.03) 24.26
2017 21.31 0.08 4.96 5.04 (0.18) (0.43) (0.61) 25.74
2016 21.81 0.23 0.01 0.24 – (0.74) (0.74) 21.31
2015 22.77 0.06 1.45 1.51 – (2.47) (2.47) 21.81
R-1 shares
2020 (c) 19.49 (0.02) (2.74) (2.76) – (1.21) (1.21) 15.52
2019 21.46 (0.07) 1.00 0.93 – (2.90) (2.90) 19.49
2018 23.11 (0.09) 0.41 0.32 – (1.97) (1.97) 21.46
2017 19.20 (0.12) 4.48 4.36 (0.02) (0.43) (0.45) 23.11
2016 19.88 0.03 0.03 0.06 – (0.74) (0.74) 19.20
2015 21.13 (0.12) 1.34 1.22 – (2.47) (2.47) 19.88
R-2 shares
2020 (c) 19.77 – (2.80) (2.80) – (1.21) (1.21) 15.76
2019 21.70 (0.04) 1.01 0.97 – (2.90) (2.90) 19.77
2018 23.32 (0.05) 0.40 0.35 – (1.97) (1.97) 21.70
2017 19.40 (0.09) 4.52 4.43 (0.08) (0.43) (0.51) 23.32
2016 20.06 0.01 0.07 0.08 – (0.74) (0.74) 19.40
2015 21.27 (0.10) 1.36 1.26 – (2.47) (2.47) 20.06

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(15.16) % (d),(e) $ 151,142 1.05% (f) 1.08% (f) 0.40% (f) 30.2% (f)
7.50 (e) 189,772 1.06 1.09 0.20 40.0
1.93 (e) 191,225 1.02 1.05 0.22 51.6
23.56 (e) 203,083 1.05 1.08 0.07 67.5
1.01 (e) 182,800 1.02 1.05 0.75 59.1
6.97 (e) 200,263 1.10 1.13 (0.06) 69.2
(15.05) (d),(g) 92,331 0.85 (f) 0.88 (f) 0.60 (f) 30.2 (f)
7.72 (g) 107,829 0.85 0.89 0.41 40.0
2.12 (g) 91,484 0.81 0.86 0.42 51.6
23.89 73,867 0.80 0.88 0.32 67.5
1.20 61,357 0.80 0.82 1.12 59.1
7.34 98,042 0.79 0.79 0.26 69.2
(15.40) (d) 1,611 1.64 (f) – (0.19) (f) 30.2 (f)
6.91 2,407 1.63 – (0.37) 40.0
1.25 2,403 1.63 – (0.38) 51.6
22.86 2,917 1.65 – (0.54) 67.5
0.38 2,535 1.64 – 0.16 59.1
6.44 2,889 1.64 – (0.59) 69.2
(15.33) (d),(g) 1,681 1.51 (f) – (0.05) (f) 30.2 (f)
7.03 2,695 1.50 – (0.23) 40.0
1.38 3,747 1.50 – (0.21) 51.6
23.03 12,324 1.52 – (0.40) 67.5
0.48 11,107 1.51 – 0.05 59.1
6.60 4,161 1.51 – (0.47) 69.2

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
R-3 shares
2020 (c) $ 20.72 $ 0.01 ( $ 2.93) ( $ 2.92) $ – ( $ 1.21) ( $ 1.21) $ 16.59
2019 22 .55 (0.01) 1.08 1.07 – (2.90) (2.90) 20.72
2018 24.12 (0.02) 0.42 0.40 – (1.97) (1.97) 22.55
2017 20.01 (0.05) 4.67 4.62 (0.08) (0.43) (0.51) 24.12
2016 20.63 0.09 0.03 0.12 – (0.74) (0.74) 20.01
2015 21.77 (0.06) 1.39 1.33 – (2.47) (2.47) 20.63
R-4 shares
2020 (c) 21.69 0.03 (3.08) (3.05) (0.02) (1.21) (1.23) 17.41
2019 23.46 0.03 1.14 1.17 (0.04) (2.90) (2.94) 21.69
2018 24.96 0.03 0.44 0.47 – ( 1 .97) (1.97) 23.46
2017 20.70 (0.01) 4.82 4.81 (0.12) (0.43) (0.55) 24.96
2016 21.27 0.11 0.06 0 .17 – (0.74) (0.74) 20.70
2015 22.34 (0.02) 1.42 1.40 – (2.47) (2.47) 21.27
R-5 shares
2020 (c) 22.28 0.04 (3.16) (3.12) (0.05) (1.21) (1.26) 17.90
2019 24.00 0.06 1.17 1.23 (0.05) (2.90) (2.95) 22.28
2018 25.47 0.06 0.45 0.51 (0.01) (1.97) (1.98) 24.00
2017 21.10 0.02 4.92 4.94 (0.14) (0.43) (0.57) 25.47
2016 21.65 0.15 0.04 0.19 – (0.74) (0.74) 21.10
2015 22.66 – 1.46 1.46 – (2.47) (2.47) 21.65
R-6 shares
2020 (c) 22.56 0.07 (3.21) (3.14) (0.10) (1.21) (1.31) 18.11
2019 24.25 0.11 1.20 1 .31 (0.10) (2.90) (3.00) 22.56
2018 25.72 0.11 0.46 0.57 (0.07) (1.97) (2.04) 24.25
2017 ( i ) 23.47 0.02 2.85 2.87 (0.19) (0.43) (0.62) 25.72

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(15.25) % (d) $ 6,647 1.33% (f) – % 0.12% (f) 30.2 (f)
7.23 9,247 1.32 – (0.06) 40.0
1.55 11,352 1.32 – (0.07) 51.6
23.27 14,310 1.34 – (0.22) 67.5
0.67 12,944 1.33 – 0 .45 59.1
6.79 9,368 1.33 – (0.28) 69.2
(15.18) (d) 22,714 1.14 (f) – 0.31 (f) 30.2 (f)
7.42 25,604 1.13 – 0.12 40.0
1.80 18,401 1.13 – 0.10 51.6
23.44 16,508 1.15 – (0.04) 67.5
0.89 13,799 1.14 – 0.57 59.1
6.95 9,089 1.14 – (0.08) 69.2
(15.13) (d) 18,838 1.02 (f) – 0.43 (f) 30.2 (f)
7.55 23,288 1.01 – 0.26 40.0
1.92 22,556 1.01 – 0.22 51.6
23.62 20,270 1.03 – 0.10 67.5
0.97 18,947 1.02 – 0.75 59.1
7.13 18,855 1.02 – 0.02 69.2
(15.04) (d),(g) 53,938 0.77 (f),(h) – 0.68 (f) 30.2 (f)
7.82 (g) 62,428 0.77 (h) – 0.49 40.0
2.20 (g) 48,252 0.77 (h) – 0.42 51.6
12.44 (d) 23,391 0.77 (f),(h) – 0.10 (f) 67.5 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Reflects Manager's contractual expense limit.
( i ) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP GROWTH FUND I
Class J shares
2020 (c) $ 9.29 ( $ 0.03) ( $ 0.10) ( $ 0.13) ( $ 1.01) ( $ 1.01) $ 8.15
2019 10.56 (0.07) 0.69 0.62 (1.89) (1.89) 9.29
2018 10.88 (0.09) 1.04 0.95 (1.27) (1.27) 10.56
2017 8.59 (0.09) 2.74 2.65 (0.36) (0.36) 10.88
2016 9.52 (0.06) 0.14 0.08 (1.01) (1.01) 8.59
2015 11.70 (0.10) 0.38 0.28 (2.46) (2.46) 9.52
Institutional shares
2020 (c) 13.45 (0.03) (0.18) (0.21) (1.01) (1.01) 12.23
2019 14.29 (0.07) 1.12 1.05 (1.89) (1.89) 13.45
2018 14.27 (0.08) 1.37 1.29 (1.27) (1.27) 14.29
2017 11.13 (0.06) 3.56 3.50 (0.36) (0.36) 14.27
2016 11.99 (0.04) 0.19 0.15 (1.01) (1.01) 11.13
2015 14.05 (0.07) 0.47 0.40 (2.46) (2.46) 11.99
R-1 shares
2020 (c) 10.40 (0.06) (0.12) (0.18) (1.01) (1.01) 9.21
2019 11.62 (0.14) 0.81 0.67 (1.89) (1.89) 10.40
2018 11.91 (0.17) 1.15 0.98 (1.27) (1.27) 11.62
2017 9.42 (0.15) 3.00 2.85 (0.36) (0.36) 11.91
2016 10.39 (0.11) 0.15 0.04 (1.01) (1.01) 9.42
2015 12.59 (0.15) 0.41 0.26 (2.46) (2.46) 10.39
R-2 shares
2020 (c) 10.05 (0.05) (0.11) (0.16) (1.01) (1.01) 8.88
2019 11.29 (0.12) 0.77 0.65 (1.89) (1.89) 10.05
2018 11.60 (0.15) 1.11 0.96 (1.27) (1.27) 11.29
2017 9.17 (0.13) 2.92 2.79 (0.36) (0.36) 11.60
2016 10.13 (0.10) 0.15 0.05 (1.01) (1.01) 9.17
2015 12.32 (0.13) 0.40 0.27 (2.46) (2.46) 10.13

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(2.24) % (d),(e),(f) $ 64,545 1.21% (g) 1.29% (g) (0.67) % (g) 59.2% (g)
10.17 (e) 69,567 1.33 1.45 (0.81) 57.4
8.82 (e) 66,138 1.29 1.41 (0.81) 68.8
31.61 (e) 58,650 1.36 1.47 (0.91) 52.3
0.95 (e) 47,535 1.35 1.45 (0.73) 57.1
3.12 (e) 52,609 1.46 1.56 (0.96) 70.0
(2.14) (d),(f) 165,098 1.00 (g) 1.05 (g) (0.47) (g) 59.2 (g)
10.50 (f) 148,229 1.02 1.19 (0.50) 57.4
9.12 152,106 1.02 1.15 (0.54) 68.8
32.04 163,287 1.02 1.11 (0.53) 52.3
1.36 1,292,151 1.02 1.10 (0.39) 57.1
3.50 1,489,140 1.02 1.09 (0.52) 70.0
(2.60) (d) 1,523 1.78 (g),(h) – (1.24) (g) 59.2 (g)
9.59 1,757 1.87 (h) – (1.35) 57.4
8.27 2,255 1.87 (h) – (1.39) 68.8
30.92 2,363 1.88 (h) – (1.42) 52.3
0.43 2,148 1.88 (h) – (1.24) 57.1
2.64 2,974 1.88 (h) – (1.38) 70.0
(2.48) (d) 2,205 1.65 (g),(h) – (1.10) (g) 59.2 (g)
9.71 2,815 1.74 (h) – (1.22) 57.4
8.32 3,327 1.74 (h) – (1.26) 68.8
31.12 4,942 1.75 (h) – (1.28) 52.3
0.55 4,491 1.75 (h) – (1.12) 57.1
2.82 6,055 1.75 (h) – (1.25) 70.0

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP GROWTH FUND I
R-3 shares
2020 (c) $ 10.87 ( $ 0.05) ( $ 0.12) ( $ 0.17) ( $ 1.01) ( $ 1.01) $ 9.69
2019 12.02 (0.11) 0.85 0.74 (1.89) (1.89) 10.87
2018 12.25 (0.14) 1 .18 1.04 (1.27) (1.27) 12.02
2017 9.65 (0.12) 3.08 2.96 (0.36) (0.36) 12.25
2016 10.59 (0.09) 0.16 0.07 (1.01) (1.01) 9.65
2015 12.75 (0.12) 0.42 0.30 (2.46) (2.46) 10.59
R-4 shares
2020 (c) 11.74 (0.04) (0.14) (0.18) (1.01) (1.01) 10.55
2019 12.79 (0.10) 0.94 0.84 (1.89) (1.89) 11.74
2018 12.94 (0.12) 1.24 1.12 (1.27) (1.27) 12.79
2017 10.15 (0.11) 3.26 3.15 (0.36) (0.36) 12.94
2016 11.07 (0.08) 0.17 0.09 (1.01) (1.01) 10.15
2015 13.19 (0.10) 0.44 0.34 (2.46) (2.46) 11.07
R-5 shares
2020 (c) 12.42 (0.04) (0.16) (0.20) (1.01) (1.01) 11.21
2019 13.39 (0.09) 1.01 0.92 (1.89) (1.89) 12.42
2018 13.47 (0.11) 1.30 1.19 (1.27) (1.27) 13.39
2017 10.55 (0.10) 3.38 3 .28 (0.36) (0.36) 13.47
2016 11.45 (0.07) 0.18 0.11 (1.01) (1.01) 10.55
2015 13.55 (0.09) 0 .45 0.36 (2.46) (2.46) 11.45
R-6 shares
2020 (c) 13.43 (0.02) (0.19) (0.21) (1.01) (1.01) 12.21
2019 14.27 (0.06) 1.11 1.05 (1.89) (1.89) 13.43
2018 14.25 (0.08) 1.37 1.29 (1.27) (1.27) 14.27
2017 11.11 (0.08) 3.58 3.50 (0.36) (0.36) 14.25
2016 11.98 (0.06) 0.20 0.14 (1.01) (1.01) 11 .11
2015 ( i ) 14.24 (0.07) 0.27 0.20 (2.46) (2.46) 11.98

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(2.38) % (d) $ 10,706 1.47% (g),(h) – % (0.92) % (g) 59.2 (g)
9.90 13,075 1.56 (h) – (1.04) 57.4
8.54 14,357 1.56 (h) – (1.08) 68.8
31.34 17,282 1.57 (h) – (1.11) 52.3
0.73 16,020 1.57 (h) – (0.94) 57.1
2.99 20,155 1.57 (h) – (1.07) 70.0
(2.28) (d) 11,870 1.28 (g),(h) – (0.74) (g) 59.2 (g)
10.11 12,710 1.37 (h) – (0.85) 57.4
8.72 12,526 1.37 (h) – (0.89) 68.8
31.67 12,382 1.38 (h) – (0.91) 52.3
0.90 12,216 1.38 (h) – (0.75) 57.1
3.22 15,758 1.38 (h) – (0.89) 70.0
(2.32) (d) 33,799 1.16 (g),(h) – (0.62) (g) 59.2 (g)
10.29 37,322 1.25 (h) – (0.73) 57.4
8.91 43,250 1.25 (h) – (0.77) 68.8
31.71 40,715 1.26 (h) – (0.80) 52.3
1.05 34,740 1.26 (h) – (0.64) 57.1
3.31 36,955 1.26 (h) – (0.76) 70.0
(2.14) (d),(f) 1,432,210 0.90 (g),(h) – (0 .36) (g) 59.2 (g)
10.52 (f) 1,497,648 0.99 (h) – (0.48) 57.4
9.13 1,457,244 0.99 (h) – (0.52) 68.8
32.10 1,299,913 1.01 (h) – (0.63) 52.3
1.27 605 1.06 (h) – (0.57) 57.1
2.05 (d) 10 1.06 (g),(h) – (0.59) (g) 70.0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
( i ) Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2020 (c) $ 23.55 $ 0.15 ( $ 4.33) ( $ 4.18) ( $ 0.26) ( $ 1.48) ( $ 1.74) $ 17.63
2019 26.23 0.23 0.04 0.27 (0.27) (2.68) (2.95) 23.55
2018 26.68 0.24 1.10 1.34 (0.25) (1.54) (1.79) 26.23
2017 22.37 0.23 5.75 5.98 (0.22) (1.45) (1.67) 26.68
2016 23.02 0.21 0.98 1.19 (0.21) (1.63) (1.84) 22.37
2015 24.36 0.22 0.28 0.50 (0.18) (1.66) (1.84) 23.02
Institutional shares
2020 (c) 25.03 0.18 (4.62) (4.44) (0.30) (1.48) (1.78) 18.81
2019 27.68 0.30 0.05 0.35 (0.32) (2.68) (3.00) 25.03
2018 28.06 0.31 1.15 1.46 (0.30) (1.54) (1.84) 27.68
2017 23.44 0.30 6.04 6.34 (0.27) (1.45) (1.72) 28.06
2016 24.05 0.28 1.01 1.29 (0.27) (1.63) (1.90) 23.44
2015 25.37 0.29 0.31 0.60 (0.26) (1.66) (1.92) 24.05
R-1 shares
2020 (c) 24.50 0.09 (4.54) (4.45) (0.08) (1.48) (1.56) 18.49
2019 27.11 0.10 0.07 0.17 (0.10) (2.68) (2.78) 24.50
2018 27.53 0.07 1.14 1.21 (0.09) (1.54) (1.63) 27.11
2017 23.06 0.09 5.92 6.01 (0.09) (1.45) (1.54) 27.53
2016 23.67 0.09 1.01 1.10 (0.08) (1.63) (1.71) 23.06
2015 24.99 0.09 0.31 0.40 (0.06) (1.66) (1.72) 23.67
R-2 shares
2020 (c) 25.29 0.10 (4.69) (4.59) (0.13) (1.48) (1.61) 19.09
2019 27.87 0.14 0.08 0.22 (0.12) (2.68) (2.80) 25.29
2018 28.26 0.11 1.16 1.27 (0.12) (1.54) (1.66) 27.87
2017 23.62 0.12 6.09 6.21 (0.12) (1.45) (1.57) 28.26
2016 24.19 0.12 1.03 1.15 (0.09) (1.63) (1.72) 23.62
2015 25.51 0.13 0.29 0.42 (0.08) (1.66) (1.74) 24.19

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(19.52) % (d),(e) $ 128,943 0.44% (f) 0.47% (f) 1.39% (f) 21.8% (f)
2.86 (e) 171,912 0.44 0.47 1.01 16.8
5.14 (e) 182,777 0.41 0.44 0.89 17.4
27.32 (e) 182,503 0.43 0.46 0.94 14.0
5.85 (e) 149,939 0.47 0.50 0.97 20.7
2.28 (e) 139,090 0.49 0.54 0.92 19.9
(19.44) (d) 214,713 0.25 (f),(g) – 1.58 (f) 21.8 (f)
3.04 330,036 0.24 (g) – 1.21 16.8
5.32 359,661 0.22 (g) – 1.08 17.4
27.64 395,731 0.22 (g) – 1.17 14.0
6.07 558,869 0.21 – 1.24 20.7
2.61 573,165 0.20 0.20 1.20 19.9
(19.72) (d) 6,664 1.04 (f) – 0.79 (f) 21.8 (f)
2.24 10,201 1.04 – 0.41 16.8
4.46 12,877 1.04 – 0.26 17.4
26.56 13,654 1.04 – 0.34 14.0
5.22 12,570 1.04 – 0.40 20.7
1.75 11,924 1.04 – 0.37 19.9
(19.69) (d) 7,976 0.91 (f) – 0.92 (f) 21.8 (f)
2.39 11,143 0.91 – 0.55 16.8
4.56 13,500 0.91 – 0.39 17.4
26.77 17,487 0.91 – 0.46 14.0
5.35 16,157 0.91 – 0.54 20.7
1.84 15,006 0.91 – 0.51 19.9

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP S&P 600 INDEX FUND
R-3 shares
2020 (c) $ 25.52 $ 0.13 ( $ 4.73) ( $ 4.60) ( $ 0.19) ( $ 1.48) ( $ 1.67) $ 19.25
2019 28.12 0.18 0.08 0.26 (0.18) (2.68) (2.86) 25.52
2018 28.49 0.17 1.17 1.34 (0.17) (1.54) ( 1 .71) 28.12
2017 23.79 0.17 6.13 6.30 (0.15) (1.45) (1.60) 28.49
2016 24.36 0.17 1.03 1.20 (0.14) (1.63) (1.77) 23.79
2015 25.68 0.17 0.31 0.48 (0.14) (1.66) (1.80) 24.36
R-4 shares
2020 (c) 25.84 0 .15 (4.80) (4.65) (0.22) (1.48) (1.70) 19.49
2019 28.43 0.23 0.08 0.31 (0.22) (2.68) (2.90) 25.84
2018 28.77 0.23 1.19 1.42 (0.22) (1.54) (1.76) 28.43
2017 24.01 0.22 6.18 6.40 (0.19) (1.45) (1.64) 28.77
2016 24.57 0.21 1.05 1.26 (0.19) (1.63) (1.82) 24.01
2015 25.89 0.22 0.30 0.52 (0.18) (1.66) (1.84) 24 .57
R-5 shares
2020 (c) 26.00 0.16 (4.82) (4.66) (0.25) (1.48) (1.73) 19.61
2019 28.59 0.27 0 .08 0.35 (0.26) (2.68) (2.94) 26.00
2018 28.93 0.26 1.19 1.45 (0.25) (1.54) (1.79) 28.59
2017 24 .13 0.26 6.21 6.47 (0.22) (1.45) (1.67) 28.93
2016 24.69 0.24 1.05 1.29 (0.22) (1.63) (1.85) 24.13
2015 25.99 0.25 0.31 0.56 (0.20) (1.66) (1.86) 24.69
R-6 shares
2020 (c) 25.03 0.18 (4.61) (4.43) (0.32) (1.48) (1.80) 18.80
2019 27.67 0.31 0.06 0.37 (0.33) (2.68) (3.01) 25.03
2018 28.05 0.32 1.15 1.47 ( 0 .31) (1.54) (1.85) 27.67
2017 (h) 26.52 0.27 2.99 3.26 (0.28) (1.45) (1.73) 28.05

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(19.63) % (d) $ 72,236 0.73% (f) – % 1.09% (f) 21.8 (f)
2.55 101,745 0.73 – 0.73 16.8
4.77 109,187 0.73 – 0.57 17.4
26.99 122,349 0.73 – 0.65 14.0
5.54 119,969 0.73 – 0.72 20.7
2.05 127,893 0.73 – 0.68 19.9
(19.58) (d) 40,190 0.54 (f) – 1.29 (f) 21.8 (f)
2.75 57,686 0.54 – 0.92 16.8
5.01 74,989 0.54 – 0.76 17.4
27.20 90,479 0.54 – 0.83 14.0
5.75 76,916 0.54 – 0.92 20.7
2.22 84,632 0.54 – 0.87 19.9
(19.53) (d) 93,957 0.42 (f) – 1.41 (f) 21.8 (f)
2.89 132,921 0.42 – 1.04 16.8
5.10 179,867 0.42 – 0.88 17.4
27.38 195,569 0.42 – 0.96 14.0
5.86 184,384 0.42 – 1.02 20.7
2.38 178,942 0.42 – 0.99 19.9
(19 .42) (d) 447,114 0.16 (f),(g) – 1.67 (f) 21.8 (f)
3.14 464,412 0.17 (g) – 1.28 16.8
5.37 383,063 0.16 (g) – 1.12 17.4
12.82 (d) 315,680 0.17 (f),(g) – 1.08 (f) 14.0 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class J shares
2020 (c) $ 10.19 $ 0.03 ( $ 2.43) ( $ 2.40) ( $ 0.05) $ – ( $ 0.05) $ 7.74
2019 11.78 0.05 0.19 0.24 (0.05) (1.78) (1.83) 10.19
2018 13.42 0.02 (0.35) (0.33) (0.01) (1.30) (1.31) 11.78
2017 11.66 (0.01) 2.51 2.50 (0.02) (0.72) (0.74) 13.42
2016 12.49 0.02 0.43 0.45 (0.03) (1.25) (1.28) 11.66
2015 13.85 0.02 0.12 0.14 – (1.50) (1.50) 12.49
Institutional shares
2020 (c) 10.55 0.06 (2.51) (2.45) (0.10) – (0.10) 8.00
2019 12.12 0.10 0.20 0.30 (0.09) (1.78) (1.87) 10.55
2018 13.77 0.07 (0.36) (0.29) (0.06) (1.30) (1.36) 12.12
2017 11.94 0.06 2.55 2.61 (0.06) (0.72) (0.78) 13.77
2016 12.76 0.07 0.44 0.51 (0.08) (1.25) (1.33) 11.94
2015 14.10 0.08 0.13 0.21 (0.05) (1.50) (1.55) 12.76
R-1 shares
2020 (c) 9.32 0.02 (2.24) (2.22) – – – 7.10
2019 10.93 0.01 0.16 0.17 – (1.78) (1.78) 9.32
2018 12.59 (0.04) (0.32) (0.36) – (1.30) (1.30) 10.93
2017 11.01 (0.06) 2.36 2.30 – (0.72) (0.72) 12.59
2016 11.88 (0.03) 0.41 0.38 – (1.25) (1.25) 11.01
2015 13.30 (0.04) 0.12 0.08 – (1.50) (1.50) 11.88
R-2 shares
2020 (c) 9.54 0.02 (2.29) (2.27) (0.01) – (0.01) 7.26
2019 11.13 0.02 0.17 0.19 – (1.78) (1.78) 9.54
2018 12.78 (0.03) (0.32) (0.35) – (1.30) (1.30) 11.13
2017 11.15 (0.04) 2.39 2.35 – (0.72) (0.72) 12.78
2016 12.00 (0.02) 0.42 0.40 – (1.25) (1.25) 11.15
2015 13.40 (0.01) 0.11 0.10 – (1.50) (1.50) 12.00

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(23.70) % (d),(e) $ 11,650 1.51% (f) 1.58% (f) 0.71% (f) 98.2% (f)
4.60 (e) 16,348 1.45 1.52 0.46 76.1
(3.18) (e) 17,180 1.36 1.43 0.13 84.1
21.66 (e) 19,406 1.40 1.45 (0.04) 58.6
4.33 (e) 18,069 1.41 1.46 0.18 52.5
1.16 (e) 18,937 1.45 1.50 0.12 47.8
(23.50) (d) 96,227 0.99 (f) 1.14 (f) 1.22 (f) 98.2 (f)
5.09 116,450 0.99 1.11 0.92 76.1
(2.80) 129,984 1.00 1.07 0.49 84.1
22.11 186,765 0.99 1.02 0.43 58.6
4.82 1,144,250 0.99 1.01 0.60 52.5
1.64 1,251,443 0.98 1.00 0.60 47.8
(23.79) (d) 496 1.85 (f),(g) – ) 0.38 (f) 98.2 (f)
4.21 871 1.84 (g) – 0.07 76.1
(3.61) 983 1.84 (g) – (0.35) 84.1
21.05 1,200 1.85 (g) – (0.47) 58.6
3.93 1,434 1.85 (g) – (0.26) 52.5
0.70 1,761 1.85 (g) – (0.29) 47.8
(23.79) (d) 673 1.72 (f),(g) – ) 0.47 (f) 98.2 (f)
4.34 1,394 1.71 (g) – 0.23 76.1
(3.47) 2,030 1.71 (g) – (0.22) 84.1
21.24 3,975 1.72 (g) – (0.36) 58.6
3.98 (h) 3,735 1.72 (g) – (0.14) 52.5
0.95 (h) 3,666 1.72 (g) – (0.12) 47.8

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
R-3 shares
2020 (c) $ 10.01 $ 0.03 ( $ 2.39) ( $ 2.36) ( $ 0.04) $ – ( $ 0.04) $ 7.61
2019 11.59 0.04 0.18 0.22 (0.02) (1.78) (1.80) 10.01
2018 13.23 – (0.34) (0.34) – (1.30) (1.30) 11.59
2017 11.51 (0.02) 2.46 2.44 – (0.72) (0.72) 13.23
2016 12.35 – 0.43 0.43 (0.02) (1.25) (1.27) 11.51
2015 13.72 – 0.13 0.13 – (1.50) (1.50) 12.35
R-4 shares
2020 (c) 10.19 0.04 (2.42) (2.38) ( 0 .06) – (0.06) 7.75
2019 11.77 0.06 0.18 0.24 (0.04) (1.78) (1.82) 10.19
2018 13.41 0.02 (0.35) (0.33) (0.01) (1.30) (1.31) 11.77
2017 11.65 – 2.50 2.50 (0.02) (0.72) (0.74) 13.41
2016 12.48 0.03 0.43 0.46 (0.04) (1.25) (1.29) 11.65
2015 13.83 0.03 0.12 0.15 – (1.50) (1.50) 12.48
R-5 shares
2020 (c) 10.33 0.05 (2.47) (2.42) (0.07) – (0.07) 7.84
2019 11.91 0.07 0.19 0.26 (0.06) (1.78) (1.84) 10.33
2018 13.55 0.04 (0.35) (0.31) (0.03) (1.30) (1.33) 11.91
2017 11.77 0.02 2.52 2 .54 (0.04) (0.72) (0.76) 13.55
2016 12.59 0.04 0.44 0.48 (0.05) (1.25) (1.30) 11.77
2015 13.93 0.04 0.13 0.17 (0.01) (1.50) (1.51) 12.59
R-6 shares
2020 (c) 10.54 0.06 (2.50) (2.44) (0.10) – (0.10) 8.00
2019 12.12 0.10 0.19 0.29 (0.09) (1.78) (1.87) 10.54
2018 13.76 0.07 (0.35) (0.28) (0.06) (1.30) (1.36) 12.12
2017 11.93 0.03 2.58 2.61 (0.06) (0.72) (0.78) 13.76
2016 12.75 0.03 0.48 0.51 (0.08) (1.25) (1.33) 11.93
2015 ( i ) 14.36 0.07 (0.13) (0.06) (0.05) (1.50) (1.55) 12.75

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(23.71) % (d) $ 4,157 1.54% (f),(g) – % 0.69% (f) 98.2 (f)
4.51 6,798 1.53 (g) – 0.39 76.1
(3.27) 9,087 1.53 (g) – (0.04) 84.1
21.41 12,261 1.54 (g) – (0.17) 58.6
4.23 13,501 1.54 (g) – 0.03 52.5
1.08 11,887 1.54 (g) – 0.01 47.8
(23.52) (d) 2,491 1.35 (f),(g) – 0.88 (f) 98.2 (f)
4.67 4,746 1.34 (g) – 0.57 76.1
(3.14) 4,824 1.34 (g) – 0.15 84.1
21.64 6,883 1.35 (g) – 0.02 58 .6
4.43 7,570 1.35 (g) – 0.25 52.5
1.24 12,024 1.35 (g) – 0.23 47.8
(23.51) (d),(h) 15,048 1.23 (f),(g) – 0.99 (f) 98.2 (f)
4.80 19,469 1.22 (g) – 0.70 76.1
(2.99) 23,256 1.22 (g) – 0.28 84.1
21.78 31,863 1.23 (g) – 0.13 58.6
4.60 23,856 1.23 (g) – 0.35 52.5
1.41 22,508 1.23 (g) – 0.34 47.8
(23.41) (d) 627,854 0.97 (f) ,(g) – 1.25 (f) 98.2 (f)
5.05 840,894 0.97 (g) – 0.94 76.1
(2.70) 885,580 0.96 (g) – 0.54 84.1
22.13 967,766 0.97 (g) – 0.25 58.6
4.82 3,511 1.01 (g) – 0.28 52.5
(0.27) (d) 10 1.01 (f),(g) – 0.55 (f) 47.8 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
( i ) Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
TAX-EXEMPT BOND FUND
Institutional shares
2020 (b) $ 7 .44 $ 0 .11 ( $ 0 .53 ) ( $ 0 .42 ) ( $ 0 .09 ) ( $ 0 .09 ) $ 6 .93
2019 6 .95 0 .26 0 .48 0 .74 ( 0 .25 ) ( 0 .25 ) 7 .44
2018 7 .25 0 .29 ( 0 .31 ) ( 0 .02 ) ( 0 .28 ) ( 0 .28 ) 6 .95
2017 7 .43 0 .31 ( 0 .20 ) 0 .11 ( 0 .29 ) ( 0 .29 ) 7 .25
2016 7 .34 0 .28 0 .09 0 .37 ( 0 .28 ) ( 0 .28 ) 7 .43
2015 (g) 7 .31 0 .14 0 .01 0 .15 ( 0 .12 ) ( 0 .12 ) 7 .34

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 5 .67 ) % (c) $ 203,327 0 .58% (d) ,(e) 0 .52% (d) ,(e) ,(f) 2 .88% (d) 99 .1% (d)
10 .73 163,406 0 .59 (e) 0 .52 (e) ,(f) 3 .57 64 .0
( 0 .31 ) 70,842 0 .59 (e) 0 .52 (e) ,(f) 4 .11 65 .8
1 .54 40,449 0 .52 (e) 0 .48 (e) ,(f) 4 .22 30 .9
5 .04 4,346 0 .63 (e) 0 .60 (e) ,(f) 3 .76 33 .7
2 .07 (c) 345 0 .62 (d) ,(e) 0 .60 (d) ,(e) ,(f) 4 .15 (d) 21 .0 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2020.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g) Period from May 18, 2015, date operations commenced, through October 31, 2015.

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2020 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for certain share classes), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the
Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 to
April 30, 2020), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of may apply to IRA or 403(b) accounts within Class J shares. R-1, R-2, R-3, R-4, R-5 and R-6 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value November
1, 2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Beginning
Account Value
November 1,
2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Annualized
Expense
Ratio
California Municipal Fund
Institutional $ 1,000.00 $ 955.81 $ 2.67 $ 1,000.00 $ 1,022.13 $ 2.77 0.55%
California Municipal Fund (Excluding Interest Expense and Fees)
Institutional 1,000.00 955.80 2.48 1,000.00 1,022.30 2.57 0.51
Core Fixed Income Fund
Class J 1,000.00 1,030.70 3.64 1,000.00 1,021.28 3.62 0.72
Institutional 1,000.00 1,032.49 2.88 1,000.00 1,022.03 2.87 0.57
R-1 1,000.00 1,027.56 6.70 1,000.00 1,018.25 6.67 1.33
R-2 1,000.00 1,028.18 6.05 1,000.00 1,018.90 6.02 1.20
R-3 1,000.00 1,030.12 5.15 1,000.00 1,019.79 5.12 1.02
R-4 1,000.00 1,030.07 4.19 1,000.00 1,020.74 4.17 0.83
R-5 1,000.00 1,030.75 3.58 1,000.00 1,021.33 3.57 0.71
R-6 1,000.00 1,033.12 2.27 1,000.00 1,022.63 2.26 0.45
Core Plus Bond Fund
Class J 1,000.00 1,036.44 4.51 1,000.00 1,020.44 4.47 0.89
Institutional 1,000.00 1,038.33 2.89 1,000.00 1,022.03 2.87 0.57
R-1 1,000.00 1,034.18 7.03 1,000.00 1,017.95 6.97 1.39
R-2 1,000.00 1,034.35 6.37 1,000.00 1,018.60 6.32 1.26
R-3 1,000.00 1,036.01 5.47 1,000.00 1,019.49 5.42 1.08
R-4 1,000.00 1,037.08 4.51 1,000.00 1,020.44 4.47 0.89
R-5 1,000.00 1,037.56 3.90 1,000.00 1,021.03 3.87 0.77

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2020 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Beginning
Account Value
November 1,
2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Annualized
Expense
Ratio
Diversified International Fund
Class J $ 1,000.00 $ 889.17 $ 5.21 $ 1,000.00 $ 1,019.34 $ 5.57 1.11%
Institutional 1,000.00 890.20 3.95 1,000.00 1,020.69 4.22 0.84
R-1 1,000.00 887.26 7.55 1,000.00 1,016.86 8.07 1.61
R-2 1,000.00 887.48 6.95 1,000.00 1,017.50 7.42 1.48
R-3 1,000.00 888.12 6.10 1,000.00 1,018.40 6.52 1.30
R-4 1,000.00 889.21 5.21 1,000.00 1,019.34 5.57 1.11
R-5 1,000.00 889.47 4.65 1,000.00 1,019.94 4.97 0.99
R-6 1,000.00 890.31 3.43 1,000.00 1,021.23 3.67 0.73
Equity Income Fund
Class J 1,000.00 865.90 3.85 1,000.00 1,020.74 4.17 0.83
Institutional 1,000.00 867.35 2.41 1,000.00 1,022.28 2.61 0.52
R-1 1,000.00 863.60 6.44 1,000.00 1,017.95 6.97 1.39
R-2 1,000.00 864.24 5.84 1,000.00 1,018.60 6.32 1.26
R-3 1,000.00 865.29 5.01 1,000.00 1,019.49 5.42 1.08
R-4 1,000.00 865.88 4.13 1,000.00 1,020.44 4.47 0.89
R-5 1,000.00 866.47 3.57 1,000.00 1,021.03 3.87 0.77
Finisterre Unconstrained Emerging
Markets Bond Fund
Institutional 1,000.00 943.72 4.11 1,000.00 1,020.64 4.27 0.85
Global Diversified Income Fund
Institutional 1,000.00 862.69 3.15 1,000.00 1,021.48 3.42 0.68
R-6 1,000.00 862.65 3.06 1,000.00 1,021.58 3.32 0.66
Global Real Estate Securities Fund
Institutional 1,000.00 786.87 4.18 1,000.00 1,020.19 4.72 0.94
R-3 1,000.00 784.52 6.43 1,000.00 1,017.65 7.27 1.45
R-4 1,000.00 785.32 5.59 1,000.00 1,018.60 6.32 1.26
R-5 1,000.00 786.47 5.06 1,000.00 1,019.19 5.72 1.14
R-6 1,000.00 787.02 3.91 1,000.00 1,020.49 4.42 0.88
Government & High Quality Bond
Fund
Class J 1,000.00 1,018.58 4.22 1,000.00 1,020.69 4.22 0.84
Institutional 1,000.00 1,020.19 2.66 1,000.00 1,022.23 2.66 0.53
R-1 1,000.00 1,016.34 6.47 1,000.00 1,018.45 6.47 1.29
R-2 1,000.00 1,017.96 5.82 1,000.00 1,019.10 5.82 1.16
R-3 1,000.00 1,017.90 4.92 1,000.00 1,019.99 4.92 0.98
R-4 1,000.00 1,019.81 3.97 1,000.00 1,020.93 3.97 0.79
R-5 1,000.00 1,020.42 3.37 1,000.00 1,021.53 3.37 0.67
Government Money Market Fund
Institutional 1,000.00 1,005.95 0.70 1,000.00 1,024.17 0.70 0.14
High Income Fund
Institutional 1,000.00 924.86 2.92 1,000.00 1,021.83 3.07 0.61
High Yield Fund
Institutional 1,000.00 936.33 2.94 1,000.00 1,021.83 3.07 0.61
R-6 1,000.00 936.74 2.50 1,000.00 1,022.28 2.61 0.52
Inflation Protection Fund
Class J 1,000.00 1,039.41 5.83 1,000.00 1,019.14 5.77 1.15
Institutional 1,000.00 1,043.39 1.98 1,000.00 1,022.92 1.96 0.39
R-1 1,000.00 1,038.66 6.39 1,000.00 1,018.60 6.32 1.26
R-2 1,000.00 1,038.68 5.73 1,000.00 1,019.24 5.67 1.13
R-3 1,000.00 1,040.01 4.82 1,000.00 1,020.14 4.77 0.95
R-4 1,000.00 1,040.44 3.86 1,000.00 1,021.08 3.82 0.76
R-5 1,000.00 1,041.74 3.25 1,000.00 1,021.68 3.22 0.64

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2020 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Beginning
Account Value
November 1,
2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Annualized
Expense
Ratio
International Emerging Markets
Fund
Class J $ 1,000.00 $ 889.74 $ 6.44 $ 1,000.00 $ 1,018.05 $ 6.87 1.37%
Institutional 1,000.00 890.24 5.64 1,000.00 1,018.90 6.02 1.20
R-1 1,000.00 886.91 9.57 1,000.00 1,014.72 10.22 2.04
R-2 1,000.00 887.58 8.96 1,000.00 1,015.37 9.57 1.91
R-3 1,000.00 888.18 8.12 1,000.00 1,016.26 8.67 1.73
R-4 1,000.00 888.65 7.23 1,000.00 1,017.21 7.72 1.54
R-5 1,000.00 889.42 6.67 1,000.00 1,017.80 7.12 1.42
R-6 1,000.00 890.84 5.12 1,000.00 1,019.44 5.47 1.09
International Fund I
Institutional 1,000.00 906.31 4.27 1,000.00 1,020.39 4.52 0.90
R-1 1,000.00 903.46 7.90 1,000.00 1,016.56 8.37 1.67
R-2 1,000.00 903.96 7.29 1,000.00 1,017.21 7.72 1.54
R-3 1,000.00 904.99 6.44 1,000.00 1,018.10 6.82 1.36
R-4 1,000.00 905.66 5.54 1,000.00 1,019.05 5.87 1.17
R-5 1,000.00 905.66 4.98 1,000.00 1,019.64 5.27 1.05
R-6 1,000.00 907.05 3.75 1,000.00 1,020.93 3.97 0.79
LargeCap Growth Fund I
Class J 1,000.00 1,064.05 4.11 1,000.00 1,020.89 4.02 0.80
Institutional 1,000.00 1,065.26 3.49 1,000.00 1,021.48 3.42 0.68
R-1 1,000.00 1,060.72 7.53 1,000.00 1,017.55 7.37 1.47
R-2 1,000.00 1,061.62 6.87 1,000.00 1,018.20 6.72 1.34
R-3 1,000.00 1,062.16 5.95 1,000.00 1,019.10 5.82 1.16
R-4 1,000.00 1,063.52 4.98 1,000.00 1,020.04 4.87 0.97
R-5 1,000.00 1,064.74 4.36 1,000.00 1,020.64 4.27 0.85
R-6 1,000.00 1,065.51 3.03 1,000.00 1,021.93 2.97 0.59
LargeCap S&P 500 Index Fund
Class J 1,000.00 966.24 1.81 1,000.00 1,023.02 1.86 0.37
Institutional 1,000.00 967.40 0.83 1,000.00 1,024.02 0.86 0.17
R-1 1,000.00 963.42 5.08 1,000.00 1,019.69 5.22 1.04
R-2 1,000.00 964.02 4.44 1,000.00 1,020.34 4.57 0.91
R-3 1,000.00 964.85 3.57 1,000.00 1,021.23 3.67 0.73
R-4 1,000.00 965.24 2.64 1,000.00 1,022.18 2.72 0.54
R-5 1,000.00 966.02 2.05 1,000.00 1,022.77 2.11 0.42
LargeCap Value Fund III
Class J 1,000.00 852.83 4.84 1,000.00 1,019.64 5.27 1.05
Institutional 1,000.00 853.92 3.32 1,000.00 1,021.28 3.62 0.72
R-1 1,000.00 850.68 7.32 1,000.00 1,016.96 7.97 1.59
R-2 1,000.00 851.16 6.72 1,000.00 1,017.60 7.32 1.46
R-3 1,000.00 852.10 5.89 1,000.00 1,018.50 6.42 1.28
R-4 1,000.00 852.76 5.02 1,000.00 1,019.44 5.47 1.09
R-5 1,000.00 853.45 4.47 1,000.00 1,020.04 4.87 0.97
MidCap Fund
Class J 1,000.00 900.18 3.83 1,000.00 1,020.84 4.07 0.81
Institutional 1,000.00 900.71 3.26 1,000.00 1,021.43 3.47 0.69
R-1 1,000.00 897.33 6.93 1,000.00 1,017.55 7.37 1.47
R-2 1,000.00 898.26 6.32 1,000.00 1,018.20 6.72 1.34
R-3 1,000.00 898.72 5.48 1,000.00 1,019.10 5.82 1.16
R-4 1,000.00 900.06 4.58 1,000.00 1,020.04 4.87 0.97
R-5 1,000.00 900.08 4.02 1,000.00 1,020.64 4.27 0.85
R-6 1,000.00 901.54 2.79 1,000.00 1,021.93 2.97 0.59

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2020 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Beginning
Account Value
November 1,
2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Annualized
Expense
Ratio
MidCap Growth Fund
Class J $ 1,000.00 $ 1,007.78 $ 4.74 $ 1,000.00 $ 1,020.14 $ 4.77 0.95%
Institutional 1,000.00 1,009.46 3.75 1,000.00 1,021.13 3.77 0.75
R-1 1,000.00 1,005.94 7.73 1,000.00 1,017.16 7.77 1.55
R-2 1,000.00 1,005.38 7.08 1,000.00 1,017.80 7.12 1.42
R-3 1,000.00 1,006.27 6.19 1,000.00 1,018.70 6.22 1.24
R-4 1,000.00 1,007.11 5.24 1,000.00 1,019.64 5.27 1.05
R-5 1,000.00 1,007.94 4.64 1,000.00 1,020.24 4.67 0.93
MidCap Growth Fund III
Class J 1,000.00 983.59 6.02 1,000.00 1,018.80 6.12 1.22
Institutional 1,000.00 985.58 4.34 1,000.00 1,020.49 4.42 0.88
R-1 1,000.00 981.34 8.67 1,000.00 1,016.11 8.82 1.76
R-2 1,000.00 982.32 8.03 1,000.00 1,016.76 8.17 1.63
R-3 1,000.00 982.28 7.15 1,000.00 1,017.65 7.27 1.45
R-4 1,000.00 984.80 6.22 1,000.00 1,018.60 6.32 1.26
R-5 1,000.00 984.75 5.63 1,000.00 1,019.19 5.72 1.14
MidCap S&P 400 Index Fund
Class J 1,000.00 848.06 1.93 1,000.00 1,022.77 2.11 0.42
Institutional 1,000.00 848.28 1.10 1,000.00 1,023.67 1.21 0.24
R-1 1,000.00 845.72 4.77 1,000.00 1,019.69 5.22 1.04
R-2 1,000.00 845.98 4.18 1,000.00 1,020.34 4.57 0.91
R-3 1,000.00 846.65 3.35 1,000.00 1,021.23 3.67 0.73
R-4 1,000.00 847.63 2.48 1,000.00 1,022.18 2.72 0.54
R-5 1,000.00 848.28 1.93 1,000.00 1,022.77 2.11 0.42
R-6 1,000.00 848.80 0.74 1,000.00 1,024.07 0.81 0.16
MidCap Value Fund I
Class J 1,000.00 836.70 4.34 1,000.00 1,020.14 4.77 0.95
Institutional 1,000.00 838.11 3.29 1,000.00 1,021.28 3.62 0.72
R-1 1,000.00 834.35 6.89 1,000.00 1,017.35 7.57 1.51
R-2 1,000.00 834.88 6.30 1,000.00 1,018.00 6.92 1.38
R-3 1,000.00 835.62 5.48 1,000.00 1,018.90 6.02 1.20
R-4 1,000.00 837.05 4.61 1,000.00 1,019.84 5.07 1.01
R-5 1,000.00 837.68 4.07 1,000.00 1,020.44 4.47 0.89
R-6 1,000.00 838.41 2.93 1,000.00 1,021.68 3.22 0.64
Money Market Fund
Class J 1,000.00 1,005.60 2.74 1,000.00 1,022.13 2.77 0.55
Overseas Fund
Institutional 1,000.00 794.58 4.37 1,000.00 1,019.99 4.92 0.98
R-1 1,000.00 790.89 8.19 1,000.00 1,015.71 9.22 1.84
R-2 1,000.00 791.59 7.62 1,000.00 1,016.36 8.57 1.71
R-3 1,000.00 792.28 6.82 1,000.00 1,017.26 7.67 1.53
R-4 1,000.00 792.94 5.97 1,000.00 1,018.20 6.72 1.34
R-5 1,000.00 793.76 5.44 1,000.00 1,018.80 6.12 1.22
Principal Capital Appreciation Fund
Institutional 1,000.00 950.06 2.28 1,000.00 1,022.53 2.36 0.47
R-1 1,000.00 945.85 6.63 1,000.00 1,018.05 6.87 1.37
R-2 1,000.00 946.45 6.00 1,000.00 1,018.70 6.22 1.24
R-3 1,000.00 947.22 5.13 1,000.00 1,019.59 5.32 1.06
R-4 1,000.00 948.01 4.21 1,000.00 1,020.54 4.37 0.87
R-5 1,000.00 948.62 3.63 1,000.00 1,021.13 3.77 0.75
Principal LifeTime 2010 Fund
Class J 1,000.00 992.57 0.89 1,000.00 1,023.97 0.91 0.18
Institutional 1,000.00 993.44 0.10 1,000.00 1,024.76 0.10 0.02
R-1 1,000.00 988.53 4.40 1,000.00 1,020.44 4.47 0.89
R-2 1,000.00 989.28 3.76 1,000.00 1,021.08 3.82 0.76
R-3 1,000.00 989.82 2.87 1,000.00 1,021.98 2.92 0.58
R-4 1,000.00 990.81 1.93 1,000.00 1,022.92 1.96 0.39
R-5 1,000.00 992.48 1.34 1,000.00 1,023.52 1.36 0.27

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2020 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Beginning
Account Value
November 1,
2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Annualized
Expense
Ratio
Principal LifeTime 2015 Fund
Institutional $ 1,000.00 $ 985.02 $ 0.10 $ 1,000.00 $ 1,024.76 $ 0.10 0.02%
R-1 1,000.00 981.19 4.38 1,000.00 1,020.44 4.47 0.89
R-2 1,000.00 981.27 3.74 1,000.00 1,021.08 3.82 0.76
R-3 1,000.00 982.08 2.86 1,000.00 1,021.98 2.92 0.58
R-4 1,000.00 982.21 1.92 1,000.00 1,022.92 1.96 0.39
R-5 1,000.00 982.85 1.33 1,000.00 1,023.52 1.36 0.27
Principal LifeTime 2020 Fund
Class J 1,000.00 973.29 0.83 1,000.00 1,024.02 0.86 0.17
Institutional 1,000.00 974.29 0.05 1,000.00 1,024.81 0.05 0.01
R-1 1,000.00 969.81 4.31 1,000.00 1,020.49 4.42 0.88
R-2 1,000.00 970.84 3.68 1,000.00 1,021.13 3.77 0.75
R-3 1,000.00 971.79 2.79 1,000.00 1,022.03 2.87 0.57
R-4 1,000.00 972.70 1.86 1,000.00 1,022.97 1.91 0.38
R-5 1,000.00 973.60 1.28 1,000.00 1,023.57 1.31 0.26
Principal LifeTime 2025 Fund
Institutional 1,000.00 962.84 0.05 1,000.00 1,024.81 0.05 0.01
R-1 1,000.00 958.48 4.33 1,000.00 1,020.44 4.47 0.89
R-2 1,000.00 958.98 3.70 1,000.00 1,021.08 3.82 0.76
R-3 1,000.00 960.17 2.83 1,000.00 1,021.98 2.92 0.58
R-4 1,000.00 961.25 1.90 1,000.00 1,022.92 1.96 0.39
R-5 1,000.00 960.74 1.32 1,000.00 1,023.52 1.36 0.27
Principal LifeTime 2030 Fund
Class J 1,000.00 953.46 0.83 1,000.00 1,024.02 0.86 0.17
Institutional 1,000.00 953.78 0.05 1,000.00 1,024.81 0.05 0.01
R-1 1,000.00 949.88 4.27 1,000.00 1,020.49 4.42 0.88
R-2 1,000.00 950.15 3.64 1,000.00 1,021.13 3.77 0.75
R-3 1,000.00 951.50 2.77 1,000.00 1,022.03 2.87 0.57
R-4 1,000.00 952.52 1.84 1,000.00 1,022.97 1.91 0.38
R-5 1,000.00 953.26 1.26 1,000.00 1,023.57 1.31 0.26
Principal LifeTime 2035 Fund
Institutional 1,000.00 945.08 0.05 1,000.00 1,024.81 0.05 0.01
R-1 1,000.00 942.00 4.30 1,000.00 1,020.44 4.47 0.89
R-2 1,000.00 942.14 3.67 1,000.00 1,021.08 3.82 0.76
R-3 1,000.00 943.14 2.80 1,000.00 1,021.98 2.92 0.58
R-4 1,000.00 943.35 1.88 1,000.00 1,022.92 1.96 0.39
R-5 1,000.00 943.75 1.30 1,000.00 1,023.52 1.36 0.27
Principal LifeTime 2040 Fund
Class J 1,000.00 936.57 0.91 1,000.00 1,023.92 0.96 0.19
Institutional 1,000.00 937.53 0.05 1,000.00 1,024.81 0.05 0.01
R-1 1,000.00 933.44 4.23 1,000.00 1,020.49 4.42 0.88
R-2 1,000.00 933.73 3.61 1,000.00 1,021.13 3.77 0.75
R-3 1,000.00 935.20 2.74 1,000.00 1,022.03 2.87 0.57
R-4 1,000.00 935.58 1.83 1,000.00 1,022.97 1.91 0.38
R-5 1,000.00 936.68 1.25 1,000.00 1,023.57 1.31 0.26
Principal LifeTime 2045 Fund
Institutional 1,000.00 930.18 0.05 1,000.00 1,024.81 0.05 0.01
R-1 1,000.00 926.07 4.26 1,000.00 1,020.44 4.47 0.89
R-2 1,000.00 926.44 3.64 1,000.00 1,021.08 3.82 0.76
R-3 1,000.00 928.03 2.78 1,000.00 1,021.98 2.92 0.58
R-4 1,000.00 928.59 1.87 1,000.00 1,022.92 1.96 0.39
R-5 1,000.00 929.01 1.29 1,000.00 1,023.52 1.36 0.27

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2020 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Beginning
Account Value
November 1,
2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Annualized
Expense
Ratio
Principal LifeTime 2050 Fund
Class J $ 1,000.00 $ 924.71 $ 1.10 $ 1,000.00 $ 1,023.72 $ 1.16 0.23%
Institutional 1,000.00 925.08 0.05 1,000.00 1,024.81 0.05 0.01
R-1 1,000.00 921.19 4.20 1,000.00 1,020.49 4.42 0.88
R-2 1,000.00 921.82 3.58 1,000.00 1,021.13 3.77 0.75
R-3 1,000.00 922.82 2.73 1,000.00 1,022.03 2.87 0.57
R-4 1,000.00 923.73 1.82 1,000.00 1,022.97 1.91 0.38
R-5 1,000.00 924.32 1.24 1,000.00 1,023.57 1.31 0.26
Principal LifeTime 2055 Fund
Institutional 1,000.00 921.13 0.10 1,000.00 1,024.76 0.10 0.02
R-1 1,000.00 916.09 4.24 1,000.00 1,020.44 4.47 0.89
R-2 1,000.00 917.38 3.62 1,000.00 1,021.08 3.82 0.76
R-3 1,000.00 917.86 2.77 1,000.00 1,021.98 2.92 0.58
R-4 1,000.00 918.46 1.86 1,000.00 1,022.92 1.96 0.39
R-5 1,000.00 919.94 1.29 1,000.00 1,023.52 1.36 0.27
Principal LifeTime 2060 Fund
Class J 1,000.00 916.67 1.81 1,000.00 1,022.97 1.91 0.38
Institutional 1,000.00 918.60 0.10 1,000.00 1,024.76 0.10 0.02
R-1 1,000.00 914.64 4.24 1,000.00 1,020.44 4.47 0.89
R-2 1,000.00 915.21 3.62 1,000.00 1,021.08 3.82 0.76
R-3 1,000.00 915.97 2.76 1,000.00 1,021.98 2.92 0.58
R-4 1,000.00 916.91 1.86 1,000.00 1,022.92 1.96 0.39
R-5 1,000.00 917.37 1.29 1,000.00 1,023.52 1.36 0.27
Principal LifeTime 2065 Fund
Institutional 1,000.00 917.83 0.43 1,000.00 1,024.42 0.45 0.09
R-1 1,000.00 914.50 4.43 1,000.00 1,020.24 4.67 0.93
R-2 1,000.00 914.72 3.81 1,000.00 1,020.89 4.02 0.80
R-3 1,000.00 915.85 2.95 1,000.00 1,021.78 3.12 0.62
R-4 1,000.00 916.00 2.05 1,000.00 1,022.73 2.16 0.43
R-5 1,000.00 917.00 1.48 1,000.00 1,023.32 1.56 0.31
Principal LifeTime Hybrid 2015
Fund
Class J 1,000.00 991.57 1.49 1,000.00 1,023.37 1.51 0.30
Institutional 1,000.00 992.31 0.25 1,000.00 1,024.61 0.25 0.05
R-3 1,000.00 989.96 2.92 1,000.00 1,021.93 2.97 0.59
R-5 1,000.00 990.59 1.39 1,000.00 1,023.47 1.41 0.28
R-6 1,000.00 992.53 0.10 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2020
Fund
Class J 1,000.00 982.59 1.08 1,000.00 1,023.77 1.11 0.22
Institutional 1,000.00 983.15 0.25 1,000.00 1,024.61 0.25 0.05
R-3 1,000.00 980.78 2.86 1,000.00 1,021.98 2.92 0.58
R-5 1,000.00 981.92 1.33 1,000.00 1,023.52 1.36 0.27
R-6 1,000.00 983.43 0.10 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2025
Fund
Class J 1,000.00 972.02 1.08 1,000.00 1,023.77 1.11 0.22
Institutional 1,000.00 972.43 0.25 1,000.00 1,024.61 0.25 0.05
R-3 1,000.00 970.24 2.84 1,000.00 1,021.98 2.92 0.58
R-5 1,000.00 971.09 1.32 1,000.00 1,023.52 1.36 0.27
R-6 1,000.00 972.74 0.10 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2030
Fund
Class J 1,000.00 963.17 1.22 1,000.00 1,023.62 1.26 0.25
Institutional 1,000.00 963.88 0.24 1,000.00 1,024.61 0.25 0.05
R-3 1,000.00 962.17 2.83 1,000.00 1,021.98 2.92 0.58
R-5 1,000.00 962.89 1.32 1,000.00 1,023.52 1.36 0.27
R-6 1,000.00 964.95 0.10 1,000.00 1,024.76 0.10 0.02

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2020 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Beginning
Account Value
November 1,
2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Annualized
Expense
Ratio
Principal LifeTime Hybrid 2035
Fund
Class J $ 1,000.00 $ 951.46 $ 1.26 $ 1,000.00 $ 1,023.57 $ 1.31 0.26%
Institutional 1,000.00 952.19 0.24 1,000.00 1,024.61 0.25 0.05
R-3 1,000.00 949.81 2.81 1,000.00 1,021.98 2.92 0.58
R-5 1,000.00 950.93 1.31 1,000.00 1,023.52 1.36 0.27
R-6 1,000.00 952.52 0.10 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2040
Fund
Class J 1,000.00 943.05 1.35 1,000.00 1,023.47 1.41 0.28
Institutional 1,000.00 943.88 0.24 1,000.00 1,024.61 0.25 0.05
R-3 1,000.00 941.58 2.80 1,000.00 1,021.98 2.92 0.58
R-5 1,000.00 943.39 1.30 1,000.00 1,023.52 1.36 0.27
R-6 1,000.00 944.98 0.10 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2045
Fund
Class J 1,000.00 937.05 1.44 1,000.00 1,023.37 1.51 0.30
Institutional 1,000.00 937.83 0.24 1,000.00 1,024.61 0.25 0.05
R-3 1,000.00 934.90 2.84 1,000.00 1,021.93 2.97 0.59
R-5 1,000.00 936.48 1.35 1,000.00 1,023.47 1.41 0.28
R-6 1,000.00 937.30 0.10 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2050
Fund
Class J 1,000.00 931.13 1.44 1,000.00 1,023.37 1.51 0.30
Institutional 1,000.00 932.61 0.24 1,000.00 1,024.61 0.25 0.05
R-3 1,000.00 929.89 2.83 1,000.00 1,021.93 2.97 0.59
R-5 1,000.00 931.98 1.34 1,000.00 1,023.47 1.41 0.28
R-6 1,000.00 932.76 0.10 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2055
Fund
Class J 1,000.00 925.93 1.44 1,000.00 1,023.37 1.51 0.30
Institutional 1,000.00 926.50 0.24 1,000.00 1,024.61 0.25 0.05
R-3 1,000.00 924.79 2.82 1,000.00 1,021.93 2.97 0.59
R-5 1,000.00 925.95 1.34 1,000.00 1,023.47 1.41 0.28
R-6 1,000.00 927.35 0.10 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2060
Fund
Class J 1,000.00 924.22 1.44 1,000.00 1,023.37 1.51 0.30
Institutional 1,000.00 925.67 0.24 1,000.00 1,024.61 0.25 0.05
R-3 1,000.00 922.44 2.82 1,000.00 1,021.93 2.97 0.59
R-5 1,000.00 923.86 1.34 1,000.00 1,023.47 1.41 0.28
R-6 1,000.00 925.77 0.10 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid 2065
Fund
Class J 1,000.00 924.03 1.44 1,000.00 1,023.37 1.51 0.30
Institutional 1,000.00 925.29 0.24 1,000.00 1,024.61 0.25 0.05
R-3 1,000.00 922.26 2.82 1,000.00 1,021.93 2.97 0.59
R-5 1,000.00 924.24 1.34 1,000.00 1,023.47 1.41 0.28
R-6 1,000.00 925.29 0.10 1,000.00 1,024.76 0.10 0.02
Principal LifeTime Hybrid Income
Fund
Class J 1,000.00 1,007.91 1.50 1,000.00 1,023.37 1.51 0.30
Institutional 1,000.00 1,008.80 0.25 1,000.00 1,024.61 0.25 0.05
R-3 1,000.00 1,006.42 2.94 1,000.00 1,021.93 2.97 0.59
R-5 1,000.00 1,007.35 1.40 1,000.00 1,023.47 1.41 0.28
R-6 1,000.00 1,008.79 0.10 1,000.00 1,024.76 0.10 0.02

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2020 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Beginning
Account Value
November 1,
2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Annualized
Expense
Ratio
Principal LifeTime Strategic Income
Fund
Class J $ 1,000.00 $ 1,001.17 $ 1.19 $ 1,000.00 $ 1,023.67 $ 1.21 0.24%
Institutional 1,000.00 1,001.62 0.15 1,000.00 1,024.71 0.15 0.03
R-1 1,000.00 997.93 4.42 1,000.00 1,020.44 4.47 0.89
R-2 1,000.00 997.55 3.77 1,000.00 1,021.08 3.82 0.76
R-3 1,000.00 999.47 2.88 1,000.00 1,021.98 2.92 0.58
R-4 1,000.00 1,000.31 1.94 1,000.00 1,022.92 1.96 0.39
R-5 1,000.00 1,000.73 1.34 1,000.00 1,023.52 1.36 0.27
Real Estate Securities Fund
Class J 1,000.00 818.90 5.07 1,000.00 1,019.29 5.62 1.12
Institutional 1,000.00 819.64 4.12 1,000.00 1,020.34 4.57 0.91
R-1 1,000.00 816.29 7.63 1,000.00 1,016.46 8.47 1.69
R-2 1,000.00 816.73 7.05 1,000.00 1,017.11 7.82 1.56
R-3 1,000.00 817.69 6.24 1,000.00 1,018.00 6.92 1.38
R-4 1,000.00 818.39 5.38 1,000.00 1,018.95 5.97 1.19
R-5 1,000.00 819.03 4.84 1,000.00 1,019.54 5.37 1.07
R-6 1,000.00 820.14 3.67 1,000.00 1,020.84 4.07 0.81
SAM Balanced Portfolio
Class J 1,000.00 945.70 2.13 1,000.00 1,022.68 2.21 0.44
Institutional 1,000.00 946.17 1.40 1,000.00 1,023.42 1.46 0.29
R-1 1,000.00 943.55 5.61 1,000.00 1,019.10 5.82 1.16
R-2 1,000.00 942.50 4.97 1,000.00 1,019.74 5.17 1.03
R-3 1,000.00 943.14 4.11 1,000.00 1,020.64 4.27 0.85
R-4 1,000.00 944.31 3.19 1,000.00 1,021.58 3.32 0.66
R-5 1,000.00 944.83 2.61 1,000.00 1,022.18 2.72 0.54
SAM Conservative Balanced
Portfolio
Class J 1,000.00 961.52 2.15 1,000.00 1,022.68 2.21 0.44
Institutional 1,000.00 961.55 1.46 1,000.00 1,023.37 1.51 0.30
R-1 1,000.00 958.67 5.65 1,000.00 1,019.10 5.82 1.16
R-2 1,000.00 959.15 5.02 1,000.00 1,019.74 5.17 1.03
R-3 1,000.00 959.27 4.14 1,000.00 1,020.64 4.27 0.85
R-4 1,000.00 960.55 3.22 1,000.00 1,021.58 3.32 0.66
R-5 1,000.00 960.25 2.63 1,000.00 1,022.18 2.72 0.54
SAM Conservative Growth Portfolio
Class J 1,000.00 926.17 2.16 1,000.00 1,022.63 2.26 0.45
Institutional 1,000.00 926.85 1.44 1,000.00 1,023.37 1.51 0.30
R-1 1,000.00 922.80 5.55 1,000.00 1,019.10 5.82 1.16
R-2 1,000.00 923.85 4.93 1,000.00 1,019.74 5.17 1.03
R-3 1,000.00 924.33 4.07 1,000.00 1,020.64 4.27 0.85
R-4 1,000.00 924.80 3.16 1,000.00 1,021.58 3.32 0.66
R-5 1,000.00 925.87 2.59 1,000.00 1,022.18 2.72 0.54
SAM Flexible Income Portfolio
Class J 1,000.00 970.78 2.11 1,000.00 1,022.73 2.16 0.43
Institutional 1,000.00 970.67 1.57 1,000.00 1,023.27 1.61 0.32
R-1 1,000.00 967.21 5.67 1,000.00 1,019.10 5.82 1.16
R-2 1,000.00 967.84 5.04 1,000.00 1,019.74 5.17 1.03
R-3 1,000.00 968.79 4.16 1,000.00 1,020.64 4.27 0.85
R-4 1,000.00 969.80 3.23 1,000.00 1,021.58 3.32 0.66
R-5 1,000.00 970.33 2.65 1,000.00 1,022.18 2.72 0.54
SAM Strategic Growth Portfolio
Class J 1,000.00 911.87 2.19 1,000.00 1,022.58 2.31 0.46
Institutional 1,000.00 912.78 1.43 1,000.00 1,023.37 1.51 0.30
R-1 1,000.00 908.62 5.50 1,000.00 1,019.10 5.82 1.16
R-2 1,000.00 909.53 4.89 1,000.00 1,019.74 5.17 1.03
R-3 1,000.00 909.67 4.04 1,000.00 1,020.64 4.27 0.85
R-4 1,000.00 910.87 3.14 1,000.00 1,021.58 3.32 0.66
R-5 1,000.00 911.51 2.57 1,000.00 1,022.18 2.72 0.54

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2020 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Beginning
Account Value
November 1,
2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Annualized
Expense
Ratio
Short-Term Income Fund
Class J $ 1,000.00 $ 1,014.73 $ 3.26 $ 1,000.00 $ 1,021.63 $ 3.27 0.65%
Institutional 1,000.00 1,015.84 2.16 1,000.00 1,022.73 2.16 0.43
R-1 1,000.00 1,011.50 6.45 1,000.00 1,018.45 6.47 1.29
R-2 1,000.00 1,011.34 5.80 1,000.00 1,019.10 5.82 1.16
R-3 1,000.00 1,013.06 4.91 1,000.00 1,019.99 4.92 0.98
R-4 1,000.00 1,014.03 3.96 1,000.00 1,020.93 3.97 0.79
R-5 1,000.00 1,013.79 3.35 1,000.00 1,021.53 3.37 0.67
SmallCap Fund
Class J 1,000.00 848.38 4.83 1,000.00 1,019.64 5.27 1.05
Institutional 1,000.00 849.49 3.91 1,000.00 1,020.64 4.27 0.85
R-1 1,000.00 846.02 7.53 1,000.00 1,016.71 8.22 1.64
R-2 1,000.00 846.71 6.93 1,000.00 1,017.35 7.57 1.51
R-3 1,000.00 847.48 6.11 1,000.00 1,018.25 6.67 1.33
R-4 1,000.00 848.24 5.24 1,000.00 1,019.19 5.72 1.14
R-5 1,000.00 848.70 4.69 1,000.00 1,019.79 5.12 1.02
R-6 1,000.00 849.64 3.54 1,000.00 1,021.03 3.87 0.77
SmallCap Growth Fund I
Class J 1,000.00 977.63 5.95 1,000.00 1,018.85 6.07 1.21
Institutional 1,000.00 978.63 4.92 1,000.00 1,019.89 5.02 1.00
R-1 1,000.00 974.04 8.74 1,000.00 1,016.01 8.92 1.78
R-2 1,000.00 975.18 8.10 1,000.00 1,016.66 8.27 1.65
R-3 1,000.00 976.24 7.22 1,000.00 1,017.55 7.37 1.47
R-4 1,000.00 977.19 6.29 1,000.00 1,018.50 6.42 1.28
R-5 1,000.00 976.81 5.70 1,000.00 1,019.10 5.82 1.16
R-6 1,000.00 978.59 4.43 1,000.00 1,020.39 4.52 0.90
SmallCap S&P 600 Index Fund
Class J 1,000.00 804.76 1.97 1,000.00 1,022.68 2.21 0.44
Institutional 1,000.00 805.60 1.12 1,000.00 1,023.62 1.26 0.25
R-1 1,000.00 802.76 4.66 1,000.00 1,019.69 5.22 1.04
R-2 1,000.00 803.11 4.08 1,000.00 1,020.34 4.57 0.91
R-3 1,000.00 803.74 3.27 1,000.00 1,021.23 3.67 0.73
R-4 1,000.00 804.22 2.42 1,000.00 1,022.18 2.72 0.54
R-5 1,000.00 804.74 1.88 1,000.00 1,022.77 2.11 0.42
R-6 1,000.00 805.81 0.72 1,000.00 1,024.07 0.81 0.16
SmallCap Value Fund II
Class J 1,000.00 763.01 6.62 1,000.00 1,017.35 7.57 1.51
Institutional 1,000.00 764.97 4.34 1,000.00 1,019.94 4.97 0.99
R-1 1,000.00 762.07 8.11 1,000.00 1,015.66 9.27 1.85
R-2 1,000.00 762.08 7.54 1,000.00 1,016.31 8.62 1.72
R-3 1,000.00 762.89 6.75 1,000.00 1,017.21 7.72 1.54
R-4 1,000.00 764.79 5.92 1,000.00 1,018.15 6.77 1.35
R-5 1,000.00 764.94 5.40 1,000.00 1,018.75 6.17 1.23
R-6 1,000.00 765.89 4.26 1,000.00 1,020.04 4.87 0.97
Tax-Exempt Bond Fund
Institutional 1,000.00 943.31 2.80 1,000.00 1,021.98 2.92 0.58
Tax-Exempt Bond Fund (Excluding Interest Expense and Fees)
Institutional 1,000.00 943.30 2.51 1,000.00 1,022.25 2. 6 2 0.5 2
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of December 2019, January 2020,
February 2020, March 2020, April 2020 and May 2020 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
December 2019
Fund Net Income Realized Gain Capital Sources
California Municipal Fund 36.03% 0.00% 63.97%
Core Fixed Income Fund 18.23 0.00 81.77
Diversified International Fund 55.04 0.00 44.96
Finisterre Unconstrained Emerging Markets Bond Fund 45.89 13.69 40.42
Global Diversified Income Fund 52.94 0.00 47.06
Global Real Estate Securities Fund 0.00 100.00 0.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 65.39 0.00 34.61
High Yield Fund 7.93 0.00 92.07
International Fund I 89.47 0.00 10.53
LargeCap Value Fund III 98.82 0.00 1.18
Overseas Fund 95.94 0.00 4.06
Principal LifeTime 2010 Fund 99.75 0.25 0.00
Principal LifeTime 2015 Fund 99.73 0.27 0.00
Principal LifeTime 2025 Fund 99.70 0.30 0.00
Principal LifeTime 2030 Fund 99.62 0.38 0.00
Principal LifeTime 2035 Fund 99.99 0.01 0.00
Principal LifeTime 2040 Fund 99.97 0.03 0.00
Principal LifeTime 2045 Fund 99.95 0.05 0.00
Principal LifeTime 2050 Fund 99.97 0.03 0.00
Principal LifeTime 2055 Fund 99.96 0.04 0.00
Principal LifeTime 2060 Fund 99.95 0.05 0.00
Principal LifeTime 2065 Fund 99.91 0.09 0.00
Principal LifeTime Hybrid 2015 Fund 99.58 0.42 0.00
Principal LifeTime Hybrid 2020 Fund 99.55 0.45 0.00
Principal LifeTime Hybrid 2025 Fund 99.51 0.49 0.00
Principal LifeTime Hybrid 2030 Fund 99.51 0.49 0.00
Principal LifeTime Hybrid 2035 Fund 99.52 0.48 0.00
Principal LifeTime Hybrid 2040 Fund 99.86 0.14 0.00
Principal LifeTime Hybrid 2045 Fund 99.87 0.13 0.00
Principal LifeTime Hybrid 2050 Fund 99.88 0.12 0.00
Principal LifeTime Hybrid 2055 Fund 99.85 0.15 0.00
Principal LifeTime Hybrid 2060 Fund 98.18 1.82 0.00
Principal LifeTime Hybrid 2065 Fund 98.63 0.00 1.37
Principal LifeTime Hybrid Income Fund 99.61 0.39 0.00
Principal LifeTime Strategic Income Fund 99.75 0.25 0.00
SAM Balanced Portfolio 99.86 0.14 0.00
SAM Flexible Income Portfolio 97.54 0.00 2.46
SAM Strategic Growth Portfolio 99.39 0.61 0.00
Tax-Exempt Bond Fund 90.35 0.00 9.65
January 2020
Fund Net Income Realized Gain Capital Sources
California Municipal Fund 45.13% 0.00% 54.87%

Principal Funds, Inc.
(unaudited)

January 2020
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 7.14 0.00 92.86
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 100.00 0.00
Global Diversified Income Fund 2.17 0.00 97.83
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 52.08 0.00 47.92
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 63.23 0.00 36.77
Short-Term Income Fund 93.29 0.00 6.71
Tax-Exempt Bond Fund 88.95 0.00 11.05
February 2020
Fund Net Income Realized Gain Capital Sources
California Municipal Fund 64.75% 0.00% 35.25%
Core Fixed Income Fund 0.00 0.00 100.00
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 100.00 0.00
Global Diversified Income Fund 10.89 0.00 89.11
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 53.97 0.00 46.03
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 29.14 0.00 70.86
Short-Term Income Fund 98.23 0.00 1.77
March 2020
Fund Net Income Realized Gain Capital Sources
California Municipal Fund 79.58% 0.00% 20.42%
Core Fixed Income Fund 0.00 0.00 100.00
Finisterre Unconstrained Emerging Markets Bond Fund 14.21 85.79 0.00
Global Diversified Income Fund 8.33 0.00 91.67
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 57.86 0.00 42.14
High Yield Fund 0.00 0.00 100.00
SAM Balanced Portfolio 99.66 0.34 0.00
SAM Flexible Income Portfolio 27.89 0.00 72.11
Short-Term Income Fund 97.02 2.98 0.00
April 2020
Fund Net Income Realized Gain Capital Sources
California Municipal Fund 43.71% 0.00% 56.29%
Core Fixed Income Fund 0.00 41.53 58.47
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 0.00 100.00
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 78.38 0.00 21.62
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 47.90 0.00 52.10
Tax-Exempt Bond Fund 88.01 0.00 11.99

Principal Funds, Inc.
(unaudited)

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
May 2020
Fund Net Income Realized Gain Capital Sources
California Municipal Fund 65.15% 0.00% 34.85%
Core Fixed Income Fund 0.00 67.75 32.25
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 0.00 100.00
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 76.96 0.00 23.04
High Yield Fund 6.51 0.00 93.49
SAM Flexible Income Portfolio 34.28 0.00 65.72

FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72.
Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 127 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 127 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee Member,15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 127 None
Mark A. Grimmett
Director since 2004
Member, Audit Committee Member, 15(c)
Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
127 None
Fritz S. Hirsch
Director since 2005
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 127 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 127 Armstrong World Industries, Inc. and
Equity Lifestyle Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 127 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Retired. 127 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 127 Denbury Resources Inc. and Helmerich
& Payne; Formerly: Brown Advisory;
B/E Aerospace; WP Carey; Nalco (and its
successor Ecolab)

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
127 None
Patrick Halter
Director since 2017
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
127 None

The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Principal Executive Officer, OC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated March 1, 2020 and as supplemented, and the Statement of
Additional Information dated March 1, 2020 and as supplemented. These documents may be obtained free of charge by writing Principal
Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.
com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 10, 2020 to review the liquidity risk management program (the
“Program”) applicable to all series of the Principal Funds, Inc., excluding the money market funds (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from December 1, 2018 through December
31, 2019 (the “Reporting Period”). At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk
Management Committee (the “Committee”), addressed the operation, adequacy and effectiveness of the Program, the operation of each
Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report, that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved an Amended Subadvisory
Agreement with DDJ Capital Management, LLC related to the High Income Fund and Global Diversified Income Fund.
Approval of Amended Subadvisory Agreements for Global Diversified Income Fund
On December 9, 2019, the Board considered for the High Income Fund and Global Diversified Income Fund (the “Funds”) the approval of an amended fee schedule under the subadvisory agreement between Principal Global Investors, LLC (the “Manager”) and DDJ Capital
Management, LLC (the “Subadvisor”) which would result in a reduction of the subadvisory fee rate payable at current asset levels.
The Board reviewed materials received from the Manager regarding the proposed changes in the subadvisory fee schedules. The Board considered the Manager’s representation that the changes in the subadvisory fee schedules would not impact the quality or extent of the services the Subadvisor provides to each Fund and that the Subadvisor’s obligations under the applicable Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the fee schedule.
The Board considered that they had last approved the Subadvisory Agreement for each Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the applicable Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the
Subadvisory Agreement was in the best interests of each Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the amended
Subadvisory Agreement at this time and, accordingly, recommended to the Board of Directors the approval of the amended Subadvisory
Agreement.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | FV382-16 | 04/2020 | 806475

Principal Funds: Equity & Fixed-Income Funds
Class A & C Shares
Semiannual Report
April 30, 2020
Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
Sign up for eDelivery!
Safe, secure and ready when you are,
sign up for eDelivery today.
Visit PrincipalFunds.com >
Note: If your shares are not held directly with Principal
Funds but through a brokerage firm, please contact your
broker for electronic delivery options available.

Rev. 01/2020
EE11865PFI-03
FACTS
WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and income
• Assets and transaction history
• Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
FUNDS SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —to offer our products
and services to you
Yes No
For joint marketing with other financial companies No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For nonaffiliates to market to you No We don’t share
Questions?
Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03 | 01/2020
Who we are
Who is providing this notice? Principal Funds includes Principal Funds, Inc., Principal Funds Distributor,
Inc., and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds
protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal
Funds collect my personal
information?
We collect your personal information, for example, when you
• Open an account or seek advice about your investments
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.
Why can’t I limit all
sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group
®
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information
This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes.
We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the
California Consumer Privacy Act, are available online at www.principal.com/privacy-policies .
If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Letter from the President 1
Financial Statements 2
Notes to Financial Statements 59
Schedules of Investments 94
Financial Highlights (includes performance information) 272
Shareholder Expense Example 296
Supplemental Information 300

1
Kamal Bhatia
President, Principal Funds
GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP
Dear Shareholder,
The recession from Covid-19 mitigation roared into reality with April reports. United States and Euro area business surveys and data showed huge declines. But China’s economy reopened as virus injury faded. European countries had been restarting for two weeks and some U.S.
economic activity was ticking higher. April stock markets looked past the crisis to recovery; markets were boosted by monster fiscal and monetary relief packages.
The real news is how different this contraction is from what’s typical. A recession is usually caused by problems created during the economic expansion that preceded it. Interest rates rise; inflation soars; profits plunge; defaults, bankruptcies surge; layoffs begin. That’s the normal sequence. This recession resulted from a desire to constrain a medical danger by closing businesses and pushing people to avoid crowds.
Since the cause was unique, it’s likely the downturn and aftermath will be quite different. Some of these differences can be an advantage.
Confidence falls to really low levels if the layoffs, problems, and defaults of the recession drag on and on. But, in a short downdraft, consumer sentiment could hold up much better. And it is; recent surveys show household confidence, while down from the peak, remains well above the sour level of the financial crisis. Further, in a classic recession, it’s often months before anyone is aware it’s started. As a result, official action to lessen the disruption arrives late. This time, the onset was so obvious that the U.S. government set up gigantic monetary and fiscal relief packages up early and fast. So, the income lost during the closures could be made up fairly quickly.
Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road or closer at hand.
1
Thanks for your continued trust and financial commitment to our funds family.
Sincerely,
Kamal Bhatia
President, Principal Funds
1
Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.
*
All data and market commentary from May 2020 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
2
See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
Investment in securities--at cost ..........................................................
$ 604,635 $ 7,631,093 $ 577,391
Investment in affiliated Funds--at cost ...................................................
$ – $ 61,515 $ 21,244
Assets
Investment in securities--at value  .......................................................... $ 598,577 $ 7,901,404
(b)
$ 593,843
(b)
Investment in affiliated Funds--at value .................................................... – 61,515 21,244
Cash ......................................................................................... 12,378 2 –
Deposits with counterparty .................................................................. – – 4
Receivables:
Dividends and interest ................................................................. 7,751 53,542 4,072
Expense reimbursement from Manager ............................................... 6 – 55
Expense reimbursement from Distributor ............................................. – 3 3
Fund shares sold ....................................................................... 1,833 22,873 1,593
Investment securities sold ............................................................. 4,541 – 3,641
Variation margin on futures ........................................................... – – 2
Other assets .................................................................................. – – 7
Prepaid expenses ............................................................................

Total Assets   625,086 8,039,402 624,464
Liabilities
Accrued management and investment advisory fees ........................................ 221 2,920 253
Accrued administrative service fees ........................................................ – 6 3
Accrued distribution fees .................................................................... 121 121 43
Accrued service fees ........................................................................ – 18 16
Accrued transfer agent fees ................................................................. 60 160 154
Accrued chief compliance officer fees ...................................................... – – 1
Accrued directors' expenses ................................................................. 2 – 6
Accrued professional fees ................................................................... 27 27 31
Accrued other expenses ..................................................................... 1 – 73
Cash overdraft ............................................................................... – – 196
Payables:
Dividends payable ..................................................................... 964 17,175 1,196
Fund shares redeemed ................................................................. 1,700 7,680 488
Interest expense and fees payable ..................................................... 98 – –
Investment securities purchased ...................................................... 14,406 – 49,187
Unrealized loss on unfunded loan commitments ...................................... – – 1
Variation margin on futures ........................................................... – – 15
Variation margin on swaps ............................................................ – – 13
Collateral obligation on securities loaned, at value ......................................... – 5,767 1,383
Floating rate notes issued ...................................................................
15,405 – –
Total Liabilities
33,005 33,874 53,059
Net Assets Applicable to Outstanding Shares ............................................
$ 592,081 $ 8,005,528 $ 571,405
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 607,829 $ 7,750,807 $ 511,280
Total distributable earnings (accumulated loss) .............................................
(15,748) 254,721 60,125
Total Net Assets
$ 592,081 $ 8,005,528 $ 571,405

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
3
See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 450,000 2,550,000 985,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 416,487 $ 286,318 $ 93,590
Shares Issued and Outstanding ........................................................ 40,761 28,732 8,255
Net Asset Value per share ............................................................. $ 10 .22 $ 9 .97 $ 11 .34
Maximum Offering Price .............................................................
$ 10 .62 $ 10 .20 $ 11 .78
Class C : Net Assets .......................................................................... $ 40,889 $ 50,166 N/A
Shares Issued and Outstanding ........................................................ 3,993 5,002
Net Asset Value per share .............................................................
$ 10 .24
(c)
$ 10 .03
(c)
Class J : Net Assets .......................................................................... N/A $ 109,974 $ 143,446
Shares Issued and Outstanding ........................................................ 11,008 12,560
Net Asset Value per share .............................................................
$ 9 .99
(c)
$ 11 .42
(c)
Institutional : Net Assets ..................................................................... $ 134,705 $ 569,817 $ 254,757
Shares Issued and Outstanding ........................................................ 13,175 56,999 22,484
Net Asset Value per share .............................................................
$ 10 .22 $ 10 .00 $ 11 .33
R-1 : Net Assets .............................................................................. N/A $ 13,807 $ 4,344
Shares Issued and Outstanding ........................................................ 1,381 383
Net Asset Value per share .............................................................
$ 10 .00 $ 11 .33
R-2 : Net Assets .............................................................................. N/A $ 1,886 $ 3,809
Shares Issued and Outstanding ........................................................ 188 340
Net Asset Value per share .............................................................
$ 10 .01 $ 11 .20
R-3 : Net Assets .............................................................................. N/A $ 23,732 $ 18,674
Shares Issued and Outstanding ........................................................ 2,369 1,659
Net Asset Value per share .............................................................
$ 10 .02 $ 11 .26
R-4 : Net Assets .............................................................................. N/A $ 12,381 $ 8,993
Shares Issued and Outstanding ........................................................ 1,237 782
Net Asset Value per share .............................................................
$ 10 .01 $ 11 .50
R-5 : Net Assets .............................................................................. N/A $ 35,164 $ 43,792
Shares Issued and Outstanding ........................................................ 3,521 3,885
Net Asset Value per share .............................................................
$ 9 .99 $ 11 .27
R-6 : Net Assets .............................................................................. N/A $ 6,902,283 N/A
Shares Issued and Outstanding ........................................................ 691,154
Net Asset Value per share .............................................................
$ 9 .99
(a)
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
4
See accompanying notes.
Amounts in thousands, except per share amounts
Diversified
International Fund Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Investment in securities--at cost ..........................................................
$ 10,319,552 $ 5,005,233 $ 188,428
Investment in affiliated Funds--at cost ...................................................
$ 421,360 $ 333,673 $ 4,564
Foreign currency--at cost ..................................................................
$ 1,767 $ 1 $ 434
Assets
Investment in securities--at value  .......................................................... $ 10,634,665
(a)
$ 6,797,913
(a)
$ 176,953
Investment in affiliated Funds--at value .................................................... 421,360 333,673 4,564
Foreign currency--at value .................................................................. 1,825 1 438
Cash ......................................................................................... 1 54 305
Deposits with counterparty .................................................................. – – 9,984
Receivables:
Dividends and interest ................................................................. 59,033 23,791 1,021
Expense reimbursement from Manager ............................................... 2 124 23
Expense reimbursement from Distributor ............................................. 3 1 –
Foreign currency contracts ........................................................... – – 1,247
Fund shares sold ....................................................................... 3,564 9,294 237
Investment securities sold ............................................................. 126,187 – 9,647
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 1,870 ) ................ – – 1,830
Variation margin on futures ........................................................... – – 336
Variation margin on swaps ............................................................ – – 142
Other assets .................................................................................. 5 30 –
Total Assets   11,246,645 7,164,881 206,727
Liabilities
Accrued management and investment advisory fees ........................................ 6,209 2,769 128
Accrued administrative service fees ........................................................ 2 4 –
Accrued distribution fees .................................................................... 64 316 –
Accrued service fees ........................................................................ 12 35 –
Accrued transfer agent fees ................................................................. 236 632 29
Accrued chief compliance officer fees ...................................................... 2 1 –
Accrued directors' expenses ................................................................. 16 17 2
Accrued professional fees ................................................................... 31 30 24
Accrued other expenses ..................................................................... 494 86 17
Payables:
Foreign currency contracts ............................................................ – – 876
Fund shares redeemed ................................................................. 1,545 10,655 44
Investment securities purchased ...................................................... 123,363 98,854 8,399
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 166 ) ............. – – 714
Variation margin on futures ........................................................... – – 285
Variation margin on swaps ............................................................ – – 107
Collateral obligation on securities loaned, at value ......................................... 17,799 1,908 –
Total Liabilities
149,773 115,307 10,625
Net Assets Applicable to Outstanding Shares ............................................
$ 11,096,872 $ 7,049,574 $ 196,102
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 11,464,396 $ 5,250,987 $ 210,428
Total distributable earnings (accumulated loss) .............................................
(367,524) 1,798,587 (14,326)
Total Net Assets
$ 11,096,872 $ 7,049,574 $ 196,102

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
5
See accompanying notes.
Amounts in thousands, except per share amounts
Diversified
International Fund Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 3,875,000 1,600,000 200,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 189,580 $ 991,058 $ 2,044
Shares Issued and Outstanding ........................................................ 17,344 35,711 215
Net Asset Value per share ............................................................. $ 10 .93 $ 27 .75 $ 9 .53
Maximum Offering Price .............................................................
$ 11 .57 $ 29 .37 $ 9 .90
Class C : Net Assets .......................................................................... $ 8,700 $ 131,371 N/A
Shares Issued and Outstanding ........................................................ 795 4,872
Net Asset Value per share .............................................................
$ 10 .94
(b)
$ 26 .96
(b)
Class J : Net Assets .......................................................................... $ 129,336 $ 58,365 N/A
Shares Issued and Outstanding ........................................................ 11,989 2,101
Net Asset Value per share .............................................................
$ 10 .79
(b)
$ 27 .78
(b)
Institutional : Net Assets ..................................................................... $ 317,372 $ 5,688,163 $ 194,058
Shares Issued and Outstanding ........................................................ 29,229 204,660 20,287
Net Asset Value per share .............................................................
$ 10 .86 $ 27 .79 $ 9 .57
R-1 : Net Assets .............................................................................. $ 2,568 $ 2,304 N/A
Shares Issued and Outstanding ........................................................ 235 83
Net Asset Value per share .............................................................
$ 10 .91 $ 27 .63
R-2 : Net Assets .............................................................................. $ 2,233 $ 2,540 N/A
Shares Issued and Outstanding ........................................................ 205 91
Net Asset Value per share .............................................................
$ 10 .87 $ 27 .77
R-3 : Net Assets .............................................................................. $ 9,582 $ 25,043 N/A
Shares Issued and Outstanding ........................................................ 878 905
Net Asset Value per share .............................................................
$ 10 .91 $ 27 .66
R-4 : Net Assets .............................................................................. $ 11,743 $ 25,398 N/A
Shares Issued and Outstanding ........................................................ 1,063 916
Net Asset Value per share .............................................................
$ 11 .05 $ 27 .72
R-5 : Net Assets .............................................................................. $ 35,284 $ 125,332 N/A
Shares Issued and Outstanding ........................................................ 3,203 4,515
Net Asset Value per share .............................................................
$ 11 .02 $ 27 .76
R-6 : Net Assets .............................................................................. $ 10,390,474 N/A N/A
Shares Issued and Outstanding ........................................................ 956,749
Net Asset Value per share .............................................................
$ 10 .86
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
6
See accompanying notes.
Amounts in thousands, except per share amounts
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Investment in securities--at cost ..........................................................
$ 6,442,550 $ 2,892,082 $ 1,579,694
Investment in affiliated Funds--at cost ...................................................
$ 244,474 $ 77,213 $ 82,006
Foreign currency--at cost ..................................................................
$ 31,471 $ 3,473 $ –
Assets
Investment in securities--at value  .......................................................... $ 5,625,745
(a)
$ 2,704,887
(a)
$ 1,619,276
Investment in affiliated Funds--at value .................................................... 244,474 77,213 82,006
Foreign currency--at value .................................................................. 31,501 3,469 –
Cash ......................................................................................... 788 – 1
Deposits with counterparty .................................................................. 10,444 – 1,908
Receivables:
Dividends and interest ................................................................. 73,475 4,931 5,094
Expense reimbursement from Manager ............................................... 700 152 21
Expense reimbursement from Distributor ............................................. – – 3
Foreign currency contracts ........................................................... 3,194 – –
Fund shares sold ....................................................................... 7,297 5,812 5,249
Investment securities sold ............................................................. 98,778 10,797 –
Variation margin on futures ........................................................... – – 77
Other assets .................................................................................. – – 19
Total Assets   6,096,396 2,807,261 1,713,654
Liabilities
Accrued management and investment advisory fees ........................................ 3,552 1,879 691
Accrued administrative service fees ........................................................ – – 2
Accrued distribution fees .................................................................... 1,087 40 76
Accrued service fees ........................................................................ – – 10
Accrued transfer agent fees ................................................................. 1,439 481 151
Accrued chief compliance officer fees ...................................................... 1 1 –
Accrued directors' expenses ................................................................. 14 3 4
Accrued professional fees ................................................................... 42 31 22
Accrued other expenses ..................................................................... 745 401 72
Deposits from counterparty ................................................................. 290 – –
Payables:
Dividends payable ..................................................................... – – 3,406
Foreign currency contracts ............................................................ 932 – –
Fund shares redeemed ................................................................. 10,927 4,010 930
Investment securities purchased ...................................................... 123,479 24,487 –
Variation margin on futures ........................................................... – – 29
Collateral obligation on securities loaned, at value ......................................... 46,418 12,474 –
Total Liabilities
188,926 43,807 5,393
Net Assets Applicable to Outstanding Shares ............................................
$ 5,907,470 $ 2,763,454 $ 1,708,261
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 7,442,579 $ 2,998,551 $ 1,762,862
Total distributable earnings (accumulated loss) .............................................
(1,535,109) (235,097) (54,601)
Total Net Assets
$ 5,907,470 $ 2,763,454 $ 1,708,261

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
7
See accompanying notes.
Amounts in thousands, except per share amounts
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 2,150,000 1,350,000 1,025,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,098,209 $ 104,182 $ 252,804
Shares Issued and Outstanding ........................................................ 95,368 13,703 23,862
Net Asset Value per share ............................................................. $ 11 .52 $ 7 .60 $ 10 .59
Maximum Offering Price .............................................................
$ 11 .97 $ 8 .04 $ 10 .83
Class C : Net Assets .......................................................................... $ 1,051,299 $ 25,060 $ 33,247
Shares Issued and Outstanding ........................................................ 91,905 3,431 3,139
Net Asset Value per share .............................................................
$ 11 .44
(b)
$ 7 .30
(b)
$ 10 .59
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 116,626
Shares Issued and Outstanding ........................................................ 10,979
Net Asset Value per share .............................................................
$ 10 .62
(b)
Institutional : Net Assets ..................................................................... $ 3,539,688 $ 1,667,811 $ 1,258,367
Shares Issued and Outstanding ........................................................ 308,972 202,768 118,584
Net Asset Value per share .............................................................
$ 11 .46 $ 8 .23 $ 10 .61
R-1 : Net Assets .............................................................................. N/A N/A $ 3,029
Shares Issued and Outstanding ........................................................ 285
Net Asset Value per share .............................................................
$ 10 .62
R-2 : Net Assets .............................................................................. N/A N/A $ 2,022
Shares Issued and Outstanding ........................................................ 190
Net Asset Value per share .............................................................
$ 10 .62
R-3 : Net Assets .............................................................................. N/A $ 332 $ 11,559
Shares Issued and Outstanding ........................................................ 40 1,089
Net Asset Value per share .............................................................
$ 8 .20 $ 10 .62
R-4 : Net Assets .............................................................................. N/A $ 658 $ 6,324
Shares Issued and Outstanding ........................................................ 79 595
Net Asset Value per share .............................................................
$ 8 .20 $ 10 .63
R-5 : Net Assets .............................................................................. N/A $ 246 $ 24,283
Shares Issued and Outstanding ........................................................ 29 2,285
Net Asset Value per share .............................................................
$ 8 .23 $ 10 .63
R-6 : Net Assets .............................................................................. $ 218,274 $ 965,165 N/A
Shares Issued and Outstanding ........................................................ 19,070 117,221
Net Asset Value per share .............................................................
$ 11 .45 $ 8 .23
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
8
See accompanying notes.
Amounts in thousands, except per share amounts High Income Fund High Yield Fund
Inflation Protection
Fund
Investment in securities--at cost ..........................................................
$ 2,806,092 $ 2,813,269 $ 1,540,410
Investment in affiliated Funds--at cost ...................................................
$ 140,748 $ 124,611 $ 25,570
Foreign currency--at cost ..................................................................
$ 25 $ 1,273 $ 171
Assets
Investment in securities--at value  .......................................................... $ 2,513,466
(a)
$ 2,513,853
(a)
$ 1,634,661
(a)
Investment in affiliated Funds--at value .................................................... 140,748 124,611 25,570
Foreign currency--at value .................................................................. 25 1,273 171
Cash ......................................................................................... 987 – 1
Deposits with counterparty .................................................................. 3,905 5,276 14,195
Receivables:
Dividends and interest ................................................................. 42,149 40,336 2,204
Expense reimbursement from Manager ............................................... 36 43 1
Foreign currency contracts ........................................................... 5 – 1,481
Fund shares sold ....................................................................... 2,496 24,862 1,145
Investment securities sold ............................................................. 59,991 13,990 27,029
Variation margin on futures ........................................................... – – 182
Variation margin on swaps ............................................................ – – 1,582
Total Assets   2,763,808 2,724,244 1,708,222
Liabilities
Accrued management and investment advisory fees ........................................ 1,341 1,046 505
Accrued administrative service fees ........................................................ – – 1
Accrued distribution fees .................................................................... 1 206 5
Accrued service fees ........................................................................ – – 3
Accrued transfer agent fees ................................................................. 32 770 29
Accrued directors' expenses ................................................................. 3 4 3
Accrued professional fees ................................................................... 30 28 27
Accrued other expenses ..................................................................... 16 227 23
Cash overdraft ............................................................................... – 2,685 –
Deposits from counterparty ................................................................. – – 450
Payables:
Dividends payable ..................................................................... – 12,002 –
Foreign currency contracts ............................................................ 107 – 2,493
Fund shares redeemed ................................................................. 4,364 7,680 2,128
Investment securities purchased ...................................................... 58,868 26,573 63,034
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 12,877 ) .. – – 15,650
Unrealized loss on unfunded loan commitments ...................................... – 69 –
Variation margin on futures ........................................................... – – 519
Variation margin on swaps ............................................................ 1 8 1,958
Collateral obligation on securities loaned, at value ......................................... 27,508 32,296 –
Total Liabilities
92,271 83,594 86,828
Net Assets Applicable to Outstanding Shares ............................................
$ 2,671,537 $ 2,640,650 $ 1,621,394
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,182,891 $ 3,148,018 $ 1,573,954
Total distributable earnings (accumulated loss) .............................................
(511,354) (507,368) 47,440
Total Net Assets
$ 2,671,537 $ 2,640,650 $ 1,621,394

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
9
See accompanying notes.
Amounts in thousands, except per share amounts High Income Fund High Yield Fund
Inflation Protection
Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 800,000 1,750,000 1,050,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 4,703 $ 485,512 $ 11,560
Shares Issued and Outstanding ........................................................ 565 74,757 1,320
Net Asset Value per share ............................................................. $ 8 .32 $ 6 .49 $ 8 .76
Maximum Offering Price .............................................................
$ 8 .64 $ 6 .74 $ 9 .10
Class C : Net Assets .......................................................................... N/A $ 132,220 N/A
Shares Issued and Outstanding ........................................................ 20,121
Net Asset Value per share .............................................................
$ 6 .57
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 7,959
Shares Issued and Outstanding ........................................................ 934
Net Asset Value per share .............................................................
$ 8 .52
(b)
Institutional : Net Assets ..................................................................... $ 2,666,834 $ 1,292,834 $ 1,587,876
Shares Issued and Outstanding ........................................................ 320,127 200,578 177,463
Net Asset Value per share .............................................................
$ 8 .33 $ 6 .45 $ 8 .95
R-1 : Net Assets .............................................................................. N/A N/A $ 1,362
Shares Issued and Outstanding ........................................................ 163
Net Asset Value per share .............................................................
$ 8 .35
R-2 : Net Assets .............................................................................. N/A N/A $ 351
Shares Issued and Outstanding ........................................................ 42
Net Asset Value per share .............................................................
$ 8 .42
R-3 : Net Assets .............................................................................. N/A N/A $ 7,398
Shares Issued and Outstanding ........................................................ 865
Net Asset Value per share .............................................................
$ 8 .55
R-4 : Net Assets .............................................................................. N/A N/A $ 1,538
Shares Issued and Outstanding ........................................................ 177
Net Asset Value per share .............................................................
$ 8 .67
R-5 : Net Assets .............................................................................. N/A N/A $ 3,350
Shares Issued and Outstanding ........................................................ 382
Net Asset Value per share .............................................................
$ 8 .77
R-6 : Net Assets .............................................................................. N/A $ 730,084 N/A
Shares Issued and Outstanding ........................................................ 113,270
Net Asset Value per share .............................................................
$ 6 .45
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
10
See accompanying notes.
Amounts in thousands, except per share amounts
International Emerging
Markets Fund International Fund I
LargeCap Growth
Fund I
Investment in securities--at cost ..........................................................
$ 263,218 $ 264,829 $ 6,659,946
Investment in affiliated Funds--at cost ...................................................
$ 8,468 $ 3 $ 270,378
Assets
Investment in securities--at value  .......................................................... $ 256,616 $ 279,936
(a)
$ 9,858,726
(a)
Investment in affiliated Funds--at value .................................................... 8,468 3 270,448
Deposits with counterparty .................................................................. – – 5,760
Receivables:
Dividends and interest ................................................................. 842 1,367 1,598
Expense reimbursement from Manager ............................................... 44 6 122
Expense reimbursement from Distributor ............................................. 2 – 6
Foreign tax refund ..................................................................... 454 – –
Fund shares sold ....................................................................... 131 106 8,252
Investment securities sold ............................................................. – 3,307 26,818
Other assets .................................................................................. 1 – 13
Total Assets   266,558 284,725 10,171,743
Liabilities
Accrued management and investment advisory fees ........................................ 218 165 4,557
Accrued administrative service fees ........................................................ 1 1 12
Accrued distribution fees .................................................................... 28 3 137
Accrued service fees ........................................................................ 4 2 83
Accrued transfer agent fees ................................................................. 126 24 499
Accrued chief compliance officer fees ...................................................... – – 1
Accrued custodian fees ...................................................................... 77 – –
Accrued directors' expenses ................................................................. – 1 17
Accrued professional fees ................................................................... 30 27 24
Accrued other expenses ..................................................................... 34 48 18
Cash overdraft ............................................................................... – 65 –
Payables:
Borrowing ............................................................................. – 1,790 –
Fund shares redeemed ................................................................. 763 57 6,002
Investment securities purchased ...................................................... 266 – 6,571
Variation margin on futures ........................................................... – – 985
Collateral obligation on securities loaned, at value ......................................... – 3,020 74,069
Total Liabilities
1,547 5,203 92,975
Net Assets Applicable to Outstanding Shares ............................................
$ 265,011 $ 279,522 $ 10,078,768
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 288,672 $ 267,582 $ 6,325,232
Total distributable earnings (accumulated loss) .............................................
(23,661) 11,940 3,753,536
Total Net Assets
$ 265,011 $ 279,522 $ 10,078,768

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
11
See accompanying notes.
Amounts in thousands, except per share amounts
International Emerging
Markets Fund International Fund I
LargeCap Growth
Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 875,000 700,000 1,895,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 65,333 $ 8,177 $ 416,279
Shares Issued and Outstanding ........................................................ 3,019 622 27,215
Net Asset Value per share ............................................................. $ 21 .64 $ 13 .14 $ 15 .30
Maximum Offering Price .............................................................
$ 22 .90 $ 13 .90 $ 16 .19
Class C : Net Assets .......................................................................... $ 6,264 N/A N/A
Shares Issued and Outstanding ........................................................ 306
Net Asset Value per share .............................................................
$ 20 .50
(b)
Class J : Net Assets .......................................................................... $ 74,760 N/A $ 276,850
Shares Issued and Outstanding ........................................................ 3,596 22,061
Net Asset Value per share .............................................................
$ 20 .79
(b)
$ 12 .55
(b)
Institutional : Net Assets ..................................................................... $ 96,454 $ 94,637 $ 2,458,682
Shares Issued and Outstanding ........................................................ 4,509 7,157 154,175
Net Asset Value per share .............................................................
$ 21 .39 $ 13 .22 $ 15 .95
R-1 : Net Assets .............................................................................. $ 1,252 $ 1,224 $ 10,691
Shares Issued and Outstanding ........................................................ 59 93 820
Net Asset Value per share .............................................................
$ 21 .39 $ 13 .21 $ 13 .04
R-2 : Net Assets .............................................................................. $ 1,396 $ 1,264 $ 9,022
Shares Issued and Outstanding ........................................................ 66 95 712
Net Asset Value per share .............................................................
$ 21 .27 $ 13 .27 $ 12 .67
R-3 : Net Assets .............................................................................. $ 4,731 $ 1,972 $ 81,612
Shares Issued and Outstanding ........................................................ 221 149 5,786
Net Asset Value per share .............................................................
$ 21 .38 $ 13 .22 $ 14 .10
R-4 : Net Assets .............................................................................. $ 2,654 $ 2,953 $ 70,576
Shares Issued and Outstanding ........................................................ 123 223 4,871
Net Asset Value per share .............................................................
$ 21 .50 $ 13 .23 $ 14 .49
R-5 : Net Assets .............................................................................. $ 7,287 $ 1,524 $ 265,507
Shares Issued and Outstanding ........................................................ 339 115 17,460
Net Asset Value per share .............................................................
$ 21 .47 $ 13 .22 $ 15 .21
R-6 : Net Assets .............................................................................. $ 4,880 $ 167,771 $ 6,489,549
Shares Issued and Outstanding ........................................................ 228 12,693 407,265
Net Asset Value per share .............................................................
$ 21 .40 $ 13 .22 $ 15 .93
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
12
See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Fund MidCap Fund MidCap Value Fund I
Investment in securities--at cost ..........................................................
$ 3,194,199 $ 11,507,172 $ 2,372,323
Investment in affiliated Funds--at cost ...................................................
$ 167,762 $ 129,430 $ 49,546
Investment in affiliated securities--at cost ................................................
$ – $ 28,838 $ –
Assets
Investment in securities--at value  .......................................................... $ 5,536,917
(a)
$ 16,100,412
(a)
$ 1,996,127
(a)
Investment in affiliated Funds--at value .................................................... 167,762 129,430 49,523
Investment in affiliated securities--at value ................................................. – 43,300 –
Deposits with counterparty .................................................................. 13,944 – 1,904
Receivables:
Dividends and interest ................................................................. 4,763 4,116 849
Expense reimbursement from Manager ............................................... 1 – 49
Expense reimbursement from Distributor ............................................. 15 6 3
Fund shares sold ....................................................................... 5,249 55,305 4,320
Interfund lending ...................................................................... – – 1,790
Investment securities sold ............................................................. – 29,620 2,957
Other assets .................................................................................. 3 6 –
Total Assets   5,728,654 16,362,195 2,057,522
Liabilities
Accrued management and investment advisory fees ........................................ 661 7,156 1,012
Accrued administrative service fees ........................................................ 19 29 1
Accrued distribution fees .................................................................... 220 493 22
Accrued service fees ........................................................................ 110 106 8
Accrued transfer agent fees ................................................................. 356 2,278 139
Accrued chief compliance officer fees ...................................................... 1 2 –
Accrued directors' expenses ................................................................. 11 34 14
Accrued professional fees ................................................................... 19 24 13
Accrued other expenses ..................................................................... 145 928 22
Cash overdraft ............................................................................... – 2,580 –
Payables:
Fund shares redeemed ................................................................. 2,686 18,940 1,029
Investment securities purchased ...................................................... 379 35,674 6,611
Variation margin on futures ........................................................... 2,260 – 713
Collateral obligation on securities loaned, at value ......................................... 6,897 177,323 3,110
Total Liabilities
13,764 245,567 12,694
Net Assets Applicable to Outstanding Shares ............................................
$ 5,714,890 $ 16,116,628 $ 2,044,828
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,064,342 $ 11,403,369 $ 2,378,916
Total distributable earnings (accumulated loss) .............................................
2,650,548 4,713,259 (334,088)
Total Net Assets
$ 5,714,890 $ 16,116,628 $ 2,044,828

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
13
See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Fund MidCap Fund MidCap Value Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,150,000 2,105,000 925,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 420,757 $ 1,414,801 $ 21,599
Shares Issued and Outstanding ........................................................ 23,615 54,594 1,897
Net Asset Value per share ............................................................. $ 17 .82 $ 25 .91 $ 11 .39
Maximum Offering Price .............................................................
$ 18 .09 $ 27 .42 $ 12 .05
Class C : Net Assets .......................................................................... $ 61,980 $ 187,673 N/A
Shares Issued and Outstanding ........................................................ 3,569 8,215
Net Asset Value per share .............................................................
$ 17 .36
(b)
$ 22 .85
(b)
Class J : Net Assets .......................................................................... $ 633,613 $ 277,693 $ 121,474
Shares Issued and Outstanding ........................................................ 35,955 11,178 10,785
Net Asset Value per share .............................................................
$ 17 .62
(b)
$ 24 .84
(b)
$ 11 .26
(b)
Institutional : Net Assets ..................................................................... $ 4,037,240 $ 10,377,902 $ 232,835
Shares Issued and Outstanding ........................................................ 226,663 389,497 20,431
Net Asset Value per share .............................................................
$ 17 .81 $ 26 .64 $ 11 .40
R-1 : Net Assets .............................................................................. $ 11,073 $ 84,004 $ 1,923
Shares Issued and Outstanding ........................................................ 622 3,553 177
Net Asset Value per share .............................................................
$ 17 .79 $ 23 .64 $ 10 .89
R-2 : Net Assets .............................................................................. $ 17,023 $ 18,385 $ 2,037
Shares Issued and Outstanding ........................................................ 949 761 185
Net Asset Value per share .............................................................
$ 17 .94 $ 24 .15 $ 11 .00
R-3 : Net Assets .............................................................................. $ 164,814 $ 68,594 $ 10,434
Shares Issued and Outstanding ........................................................ 9,232 2,716 929
Net Asset Value per share .............................................................
$ 17 .85 $ 25 .25 $ 11 .23
R-4 : Net Assets .............................................................................. $ 124,952 $ 65,536 $ 9,632
Shares Issued and Outstanding ........................................................ 6,979 2,480 856
Net Asset Value per share .............................................................
$ 17 .90 $ 26 .43 $ 11 .26
R-5 : Net Assets .............................................................................. $ 243,438 $ 319,155 $ 21,158
Shares Issued and Outstanding ........................................................ 13,463 12,165 1,868
Net Asset Value per share .............................................................
$ 18 .08 $ 26 .23 $ 11 .33
R-6 : Net Assets .............................................................................. N/A $ 3,302,885 $ 1,623,736
Shares Issued and Outstanding ........................................................ 124,121 142,206
Net Asset Value per share .............................................................
$ 26 .61 $ 11 .42
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
14
See accompanying notes.
Amounts in thousands, except per share amounts Money Market Fund
Principal Capital
Appreciation Fund
Real Estate Securities
Fund
Investment in securities--at cost ..........................................................
$ 753,506 $ 833,860 $ 3,735,266
Investment in affiliated Funds--at cost ...................................................
$ – $ 17,975 $ 99,252
Assets
Investment in securities--at value  .......................................................... $ 753,506 $ 1,562,674 $ 4,336,147
Investment in affiliated Funds--at value .................................................... – 17,975 99,252
Cash ......................................................................................... 17 – –
Receivables:
Dividends and interest ................................................................. 101 1,047 313
Expense reimbursement from Manager ............................................... 6 25 39
Expense reimbursement from Distributor ............................................. 52 – 3
Fund shares sold ....................................................................... 2,936 1,653 11,011
Investment securities sold ............................................................. – 11,269 16,998
Other assets .................................................................................. 26 5 –
Total Assets   756,644 1,594,648 4,463,763
Liabilities
Accrued management and investment advisory fees ........................................ 247 618 2,779
Accrued administrative service fees ........................................................ – 2 5
Accrued distribution fees .................................................................... 53 205 118
Accrued service fees ........................................................................ – 11 37
Accrued transfer agent fees ................................................................. 140 214 612
Accrued directors' expenses ................................................................. 2 6 11
Accrued professional fees ................................................................... 22 18 18
Accrued other expenses ..................................................................... 75 100 306
Payables:
Dividends payable ..................................................................... 476 – –
Fund shares redeemed ................................................................. 4,228 5,432 4,888
Investment securities purchased ...................................................... – 6,264 37,204
Total Liabilities
5,243 12,870 45,978
Net Assets Applicable to Outstanding Shares ............................................
$ 751,401 $ 1,581,778 $ 4,417,785
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 751,401 $ 826,077 $ 3,868,090
Total distributable earnings (accumulated loss) .............................................
– 755,701 549,695
Total Net Assets
$ 751,401 $ 1,581,778 $ 4,417,785

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
15
See accompanying notes.
Amounts in thousands, except per share amounts Money Market Fund
Principal Capital
Appreciation Fund
Real Estate Securities
Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 5,800,000 850,000 925,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... $ 329,507 $ 890,796 $ 300,608
Shares Issued and Outstanding ........................................................ 329,507 20,146 13,069
Net Asset Value per share ............................................................. $ 1.00 $ 44.22 $ 23.00
Maximum Offering Price .............................................................
$ 1.00 $ 46.79 $ 24.34
Class C: Net Assets .......................................................................... N/A $ 33,538 $ 39,275
Shares Issued and Outstanding ........................................................ 1,184 1,740
Net Asset Value per share .............................................................
$ 28.34
(a)
$ 22.57
(a)
Class J: Net Assets .......................................................................... $ 421,894 N/A $ 139,005
Shares Issued and Outstanding ........................................................ 421,894 6,237
Net Asset Value per share .............................................................
$ 1.00
(a)
$ 22.29
(a)
Institutional: Net Assets ..................................................................... N/A $ 598,656 $ 2,149,149
Shares Issued and Outstanding ........................................................ 13,129 93,346
Net Asset Value per share .............................................................
$ 45.60 $ 23.02
R-1: Net Assets .............................................................................. N/A $ 1,612 $ 2,576
Shares Issued and Outstanding ........................................................ 36 113
Net Asset Value per share .............................................................
$ 44.20 $ 22.73
R-2: Net Assets .............................................................................. N/A $ 875 $ 7,798
Shares Issued and Outstanding ........................................................ 20 357
Net Asset Value per share .............................................................
$ 44.52 $ 21.82
R-3: Net Assets .............................................................................. N/A $ 13,265 $ 33,218
Shares Issued and Outstanding ........................................................ 299 1,483
Net Asset Value per share .............................................................
$ 44.33 $ 22 .40
R-4: Net Assets .............................................................................. N/A $ 13,076 $ 27,337
Shares Issued and Outstanding ........................................................ 292 1,235
Net Asset Value per share .............................................................
$ 44.85 $ 22.13
R-5: Net Assets .............................................................................. N/A $ 29,960 $ 116,488
Shares Issued and Outstanding ........................................................ 664 5,251
Net Asset Value per share .............................................................
$ 45.10 $ 22.18
R-6: Net Assets .............................................................................. N/A N/A $ 1,602,331
Shares Issued and Outstanding ........................................................ 69,616
Net Asset Value per share .............................................................
$ 23.02
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
16
See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Value Fund
II
Investment in securities--at cost ..........................................................
$ 4,986,349 $ 573,541 $ 913,442
Investment in affiliated Funds--at cost ...................................................
$ 242,383 $ 29,769 $ 37,312
Assets
Investment in securities--at value  .......................................................... $ 5,059,654
(a)
$ 537,525
(a)
$ 753,028
(a)
Investment in affiliated Funds--at value .................................................... 242,383 29,769 37,219
Deposits with counterparty .................................................................. – – 746
Receivables:
Dividends and interest ................................................................. 23,768 133 257
Expense reimbursement from Manager ............................................... 16 5 40
Expense reimbursement from Distributor ............................................. 4 3 –
Fund shares sold ....................................................................... 15,159 872 1,937
Investment securities sold ............................................................. – 105 668
Variation margin on futures ........................................................... – – 29
Other assets .................................................................................. – 1 –
Total Assets   5,340,984 568,413 793,924
Liabilities
Accrued management and investment advisory fees ........................................ 1,752 307 560
Accrued administrative service fees ........................................................ 2 2 1
Accrued distribution fees .................................................................... 107 69 4
Accrued service fees ........................................................................ 7 9 4
Accrued transfer agent fees ................................................................. 248 151 48
Accrued directors' expenses ................................................................. 7 3 2
Accrued professional fees ................................................................... 22 18 17
Accrued other expenses ..................................................................... 13 92 20
Cash overdraft ............................................................................... 86 – 4
Payables:
Dividends payable ..................................................................... 8,395 – –
Fund shares redeemed ................................................................. 5,548 390 297
Investment securities purchased ...................................................... 36,247 5,670 15,101
Variation margin on futures ........................................................... – – 281
Collateral obligation on securities loaned, at value ......................................... 6,513 17,666 13,175
Total Liabilities
58,947 24,377 29,514
Net Assets Applicable to Outstanding Shares ............................................
$ 5,282,037 $ 544,036 $ 764,410
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,204,828 $ 580,619 $ 973,751
Total distributable earnings (accumulated loss) .............................................
77,209 (36,583) (209,341)
Total Net Assets
$ 5,282,037 $ 544,036 $ 764,410

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
17
See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Value Fund
II
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,220,000 700,000 800,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 329,938 $ 174,946 $ 5,814
Shares Issued and Outstanding ........................................................ 26,652 10,511 737
Net Asset Value per share ............................................................. $ 12 .38 $ 16 .64 $ 7 .89
Maximum Offering Price .............................................................
$ 12 .66 $ 17 .61 $ 8 .35
Class C : Net Assets .......................................................................... $ 57,539 $ 20,188 N/A
Shares Issued and Outstanding ........................................................ 4,645 1,403
Net Asset Value per share .............................................................
$ 12 .39
(b)
$ 14 .39
(b)
Class J : Net Assets .......................................................................... $ 143,060 $ 151,142 $ 11,650
Shares Issued and Outstanding ........................................................ 11,563 9,586 1,504
Net Asset Value per share .............................................................
$ 12 .37
(b)
$ 15 .77
(b)
$ 7 .74
(b)
Institutional : Net Assets ..................................................................... $ 4,716,185 $ 92,331 $ 96,227
Shares Issued and Outstanding ........................................................ 381,181 5,095 12,025
Net Asset Value per share .............................................................
$ 12 .37 $ 18 .12 $ 8 .00
R-1 : Net Assets .............................................................................. $ 1,033 $ 1,611 $ 496
Shares Issued and Outstanding ........................................................ 83 104 70
Net Asset Value per share .............................................................
$ 12 .38 $ 15 .52 $ 7 .10
R-2 : Net Assets .............................................................................. $ 1,696 $ 1,681 $ 673
Shares Issued and Outstanding ........................................................ 137 106 93
Net Asset Value per share .............................................................
$ 12 .37 $ 15 .76 $ 7 .26
R-3 : Net Assets .............................................................................. $ 14,157 $ 6,647 $ 4,157
Shares Issued and Outstanding ........................................................ 1,143 401 546
Net Asset Value per share .............................................................
$ 12 .38 $ 16 .59 $ 7 .61
R-4 : Net Assets .............................................................................. $ 3,263 $ 22,714 $ 2,491
Shares Issued and Outstanding ........................................................ 264 1,305 322
Net Asset Value per share .............................................................
$ 12 .37 $ 17 .41 $ 7 .75
R-5 : Net Assets .............................................................................. $ 15,166 $ 18,838 $ 15,048
Shares Issued and Outstanding ........................................................ 1,225 1,052 1,918
Net Asset Value per share .............................................................
$ 12 .38 $ 17 .90 $ 7 .84
R-6 : Net Assets .............................................................................. N/A $ 53,938 $ 627,854
Shares Issued and Outstanding ........................................................ 2,978 78,526
Net Asset Value per share .............................................................
$ 18 .11 $ 8 .00
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
18
See accompanying notes.
Amounts in thousands, except per share amounts Tax-Exempt Bond Fund
Investment in securities--at cost ......................................................................................................................
$ 588,682
Assets
Investment in securities--at value  ...................................................................................................................... $ 571,397
Cash ..................................................................................................................................................... 12,717
Receivables:
Dividends and interest ............................................................................................................................. 8,079
Expense reimbursement from Manager ........................................................................................................... 7
Fund shares sold ................................................................................................................................... 5,239
Investment securities sold ......................................................................................................................... 12,305
Other assets .............................................................................................................................................. 9
Prepaid expenses ........................................................................................................................................
14
Total Assets   609,767
Liabilities
Accrued management and investment advisory fees .................................................................................................... 213
Accrued distribution fees ................................................................................................................................ 103
Accrued transfer agent fees ............................................................................................................................. 72
Accrued directors' expenses ............................................................................................................................. 1
Accrued professional fees ............................................................................................................................... 29
Payables:
Dividends payable ................................................................................................................................. 1,100
Fund shares redeemed ............................................................................................................................. 1,316
Interest expense and fees payable ................................................................................................................. 132
Investment securities purchased .................................................................................................................. 13,351
Floating rate notes issued ...............................................................................................................................
13,388
Total Liabilities
29,705
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 580,062
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 607,441
Total distributable earnings (accumulated loss) .........................................................................................................
(27,379)
Total Net Assets
$ 580,062
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 450,000
Net Asset Value Per Share:
Class A : Net Assets ...................................................................................................................................... $ 336,595
Shares Issued and Outstanding .................................................................................................................... 48,621
Net Asset Value per share ......................................................................................................................... $ 6 .92
Maximum Offering Price .........................................................................................................................
$ 7 .19
Class C : Net Assets ...................................................................................................................................... $ 40,140
Shares Issued and Outstanding .................................................................................................................... 5,778
Net Asset Value per share .........................................................................................................................
$ 6 .95
(a)
Institutional : Net Assets ................................................................................................................................. $ 203,327
Shares Issued and Outstanding .................................................................................................................... 29,340
Net Asset Value per share .........................................................................................................................
$ 6 .93
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
20
See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ – $ 2,797 $ 153
Dividends .................................................................................... 86 – 193
Interest ....................................................................................... 9,588 109,420 10,233
Securities lending - net ......................................................................
– 18 11
Total Income 9,674 112,235 10,590
Expenses:
Management and investment advisory fees ................................................. 1,411 18,140 1,710
Distribution fees - Class A .................................................................. 553 336 112
Distribution fees - Class C .................................................................. 213 245 N/A
Distribution fees - Class J ................................................................... N/A 75 104
Distribution fees - R-1 ...................................................................... N/A 27 8
Distribution fees - R-2 ...................................................................... N/A 3 6
Distribution fees - R-3 ...................................................................... N/A 31 22
Distribution fees - R-4 ...................................................................... N/A 7 5
Administrative service fees - R-1 ........................................................... N/A 21 6
Administrative service fees - R-2 ........................................................... N/A 2 4
Administrative service fees - R-3 ........................................................... N/A 9 6
Administrative service fees - R-4 ........................................................... N/A 2 2
Administrative service fees - R-5 ........................................................... N/A 2 2
Registration fees - Class A .................................................................. 7 18 9
Registration fees - Class C .................................................................. 6 6 N/A
Registration fees - Class J ................................................................... N/A 9 8
Registration fees - Institutional ............................................................. 8 18 10
Registration fees - R-6 ...................................................................... N/A 50 N/A
Service fees - R-1 ........................................................................... N/A 19 6
Service fees - R-2 ........................................................................... N/A 3 5
Service fees - R-3 ........................................................................... N/A 30 22
Service fees - R-4 ........................................................................... N/A 18 13
Service fees - R-5 ........................................................................... N/A 43 52
Shareholder reports - Class A ............................................................... 4 31 18
Shareholder reports - Class C ............................................................... 1 9 N/A
Shareholder reports - Class J ................................................................ N/A 20 47
Shareholder reports - Institutional .......................................................... 2 27 11
Transfer agent fees - Class A ................................................................ 108 142 86
Transfer agent fees - Class C ................................................................ 18 36 N/A
Transfer agent fees - Class J ................................................................ N/A 44 122
Transfer agent fees - Institutional ........................................................... 50 267 147
Chief compliance officer expenses .......................................................... – 3 1
Custodian fees ............................................................................... – 3 20
Directors' expenses .......................................................................... 7 66 14
Interest expense and fees .................................................................... 130 – –
Professional fees ............................................................................ 22 23 25
Other expenses .............................................................................. 3 16 14
Total Gross Expenses 2,543 19,801 2,617
Less: Reimbursement from Manager ....................................................... – – 188
Less: Reimbursement from Manager - Class A ............................................. – – 61
Less: Reimbursement from Manager - Institutional ........................................ 25 – 65
Less: Reimbursement from Distributor - Class J ........................................... N/A 15 21
Total Net Expenses 2,518 19,786 2,282
Net Investment Income (Loss) 7,156 92,449 8,308

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
21
See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... (2,147) 41,206 39,455
Foreign currency contracts .................................................................. – – 432
Futures contracts ............................................................................ – – 1,327
Swap agreements ............................................................................ – – 3,913
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (36,910) 114,011 (36,540)
Foreign currency contracts .................................................................. – – (432)
Futures contracts ............................................................................ – – (414)
Swap agreements ............................................................................ – – 463
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements (39,057) 155,217 8,204
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (31,901) $ 247,666 $ 16,512
(a)
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
22
See accompanying notes.
Amounts in thousands
Diversified
International Fund Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1,412 $ 1,193 $ –
Dividends .................................................................................... 141,075 116,365 107
Withholding tax ............................................................................. (14,211) (3,691) (168)
Interest ....................................................................................... 54 24 5,785
Securities lending - net ......................................................................
567 140 4
Total Income 128,897 114,031 5,728
Expenses:
Management and investment advisory fees ................................................. 46,077 19,438 907
Distribution f ees - Class A .................................................................. 264 1,425 3
Distribution f ees - Class C .................................................................. 51 759 N/A
Distribution f ees - Class J ................................................................... 110 50 N/A
Distribution f ees - R-1 ...................................................................... 5 4 N/A
Distribution f ees - R-2 ...................................................................... 4 5 N/A
Distribution f ees - R-3 ...................................................................... 15 36 N/A
Distribution f ees - R-4 ...................................................................... 8 15 N/A
Administrative service fees - R-1 ........................................................... 4 4 N/A
Administrative service fees - R-2 ........................................................... 3 3 N/A
Administrative service fees - R-3 ........................................................... 4 10 N/A
Administrative service fees - R-4 ........................................................... 3 5 N/A
Administrative service fees - R-5 ........................................................... 2 7 N/A
Registration fees - Class A .................................................................. 8 15 9
Registration fees - Class C .................................................................. 6 9 N/A
Registration fees - Class J ................................................................... 8 8 N/A
Registration fees - Institutional ............................................................. 9 49 22
Registration fees - R-6 ...................................................................... 11 N/A N/A
Service fees - R-1 ........................................................................... 4 3 N/A
Service fees - R-2 ........................................................................... 4 4 N/A
Service fees - R-3 ........................................................................... 14 36 N/A
Service fees - R-4 ........................................................................... 20 37 N/A
Service fees - R-5 ........................................................................... 48 183 N/A
Shareholder reports - Class A ............................................................... 35 73 –
Shareholder reports - Class C ............................................................... 2 10 N/A
Shareholder reports - Class J ................................................................ 45 13 N/A
Shareholder reports - Institutional .......................................................... 14 54 13
Transfer agent fees - Class A ................................................................ 213 643 8
Transfer agent fees - Class C ................................................................ 17 75 N/A
Transfer agent fees - Class J ................................................................ 137 44 N/A
Transfer agent fees - Institutional ........................................................... 167 745 100
Chief compliance officer expenses .......................................................... 7 4 –
Custodian fees ............................................................................... 896 66 19
Directors' expenses .......................................................................... 116 77 4
Professional fees ............................................................................ 60 26 18
Other expenses .............................................................................. 50 29 3
Total Gross Expenses 48,441 23,964 1,106
Less: Reimbursement from Manager ....................................................... 4,122 – –
Less: Reimbursement from Manager - Class A ............................................. – – 16
Less: Reimbursement from Manager - Class C ............................................. 13 – N/A
Less: Reimbursement from Manager - Institutional ........................................ – 552 60
Less: Reimbursement from Distributor - Class J ........................................... 22 10 N/A
Total Net Expenses 44,284 23,402 1,030
Net Investment Income (Loss) 84,613 90,629 4,698

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
23
See accompanying notes.
Amounts in thousands
Diversified
International Fund Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... (275,657) (51,889) (3,209)
Foreign currency contracts .................................................................. – – 946
Foreign currency transactions ............................................................... (7,238) – (491)
Futures contracts ............................................................................ – – 455
Swap agreements ............................................................................ – – (53)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (1,172,049) (1,129,878) (15,180)
Foreign currency contracts .................................................................. – – (181)
Futures contracts ............................................................................ – – 215
Swap agreements ............................................................................ – – (1,240)
Translation of assets and liabilities in foreign currencies ................................... 452 – (8)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements (1,454,492) (1,181,767) (18,746)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (1,369,879) $ (1,091,138) $ (14,048)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
24
See accompanying notes.
Amounts in thousands
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1,377 $ 236 $ 403
Dividends .................................................................................... 24,071 46,950 –
Withholding tax ............................................................................. (1,430) (2,082) –
Interest ....................................................................................... 186,274 1 21,964
Securities lending - net ......................................................................
473 95 7
Total Income 210,765 45,200 22,374
Expenses:
Management and investment advisory fees ................................................. 26,295 13,561 4,180
Distribution f ees - Class A .................................................................. 1,671 149 176
Distribution f ees - Class C .................................................................. 6,415 152 158
Distribution f ees - Class J ................................................................... N/A N/A 82
Distribution f ees - R-1 ...................................................................... N/A N/A 6
Distribution f ees - R-2 ...................................................................... N/A N/A 5
Distribution f ees - R-3 ...................................................................... N/A 1 14
Distribution f ees - R-4 ...................................................................... N/A – 5
Administrative service fees - R-1 ........................................................... N/A N/A 4
Administrative service fees - R-2 ........................................................... N/A N/A 3
Administrative service fees - R-3 ........................................................... N/A – 4
Administrative service fees - R-4 ........................................................... N/A – 2
Administrative service fees - R-5 ........................................................... N/A – 1
Registration fees - Class A .................................................................. 31 15 8
Registration fees - Class C .................................................................. 14 8 7
Registration fees - Class J ................................................................... N/A N/A 9
Registration fees - Institutional ............................................................. 32 58 45
Registration fees - R-6 ...................................................................... 9 2 N/A
Service fees - R-1 ........................................................................... N/A N/A 4
Service fees - R-2 ........................................................................... N/A N/A 4
Service fees - R-3 ........................................................................... N/A 1 15
Service fees - R-4 ........................................................................... N/A 1 12
Service fees - R-5 ........................................................................... N/A – 28
Shareholder reports - Class A ............................................................... 116 11 23
Shareholder reports - Class C ............................................................... 138 3 3
Shareholder reports - Class J ................................................................ N/A N/A 26
Shareholder reports - Institutional .......................................................... 395 332 15
Shareholder reports - R-6 ................................................................... 2 8 N/A
Transfer agent fees - Class A ................................................................ 566 99 153
Transfer agent fees - Class C ................................................................ 600 25 23
Transfer agent fees - Class J ................................................................ N/A N/A 85
Transfer agent fees - Institutional ........................................................... 1,894 1,281 175
Chief compliance officer expenses .......................................................... 4 2 1
Custodian fees ............................................................................... 208 75 3
Directors' expenses .......................................................................... 82 35 17
Professional fees ............................................................................ 56 34 18
Other expenses .............................................................................. 35 50 8
Total Gross Expenses 38,563 15,903 5,322
Less: Reimbursement from Manager ....................................................... 2,906 – –
Less: Reimbursement from Manager - Class C ............................................. – – 14
Less: Reimbursement from Manager - Institutional ........................................ 1,789 1,017 86
Less: Reimbursement from Manager - R-1 ................................................. N/A N/A 2
Less: Reimbursement from Manager - R-2 ................................................. N/A N/A 2
Less: Reimbursement from Manager - R-3 ................................................. N/A – 6
Less: Reimbursement from Manager - R-4 ................................................. N/A – 5
Less: Reimbursement from Manager - R-5 ................................................. N/A – 11
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 16
Total Net Expenses 33,868 14,886 5,180
Net Investment Income (Loss) 176,897 30,314 17,194

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
25
See accompanying notes.
Amounts in thousands
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... (317,994) 2,305 6,051
Foreign currency contracts .................................................................. 14,614 – –
Foreign currency transactions ............................................................... (5,078) (299) –
Futures contracts ............................................................................ 126 – (1,857)
Swap agreements ............................................................................ 5,414 – –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (918,602) (758,072) 16,082
Foreign currency contracts .................................................................. 1,958 – –
Futures contracts ............................................................................ 100 – (4,107)
Swap agreements ............................................................................ (2,668) – –
Translation of assets and liabilities in foreign currencies ................................... (177) 167 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements (1,222,307) (755,899) 16,169
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (1,045,410) $ (725,585) $ 33,363

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
26
See accompanying notes.
Amounts in thousands High Income Fund High Yield Fund
Inflation Protection
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 733 $ 592 $ 157
Dividends .................................................................................... 2 805 –
Interest ....................................................................................... 102,616 87,313 16,463
Securities lending - net ......................................................................
100 87 2
Total Income 103,451 88,797 16,622
Expenses:
Management and investment advisory fees ................................................. 9,217 7,145 3,218
Distribution f ees - Class A .................................................................. 7 691 13
Distribution f ees - Class C .................................................................. N/A 775 N/A
Distribution f ees - Class J ................................................................... N/A N/A 5
Distribution f ees - R-1 ...................................................................... N/A N/A 2
Distribution f ees - R-3 ...................................................................... N/A N/A 9
Distribution f ees - R-4 ...................................................................... N/A N/A 1
Administrative service fees - R-1 ........................................................... N/A N/A 2
Administrative service fees - R-3 ........................................................... N/A N/A 3
Registration fees - Class A .................................................................. 9 21 8
Registration fees - Class C .................................................................. N/A 6 N/A
Registration fees - Class J ................................................................... N/A N/A 7
Registration fees - Institutional ............................................................. 23 16 16
Registration fees - R-6 ...................................................................... N/A 12 N/A
Service fees - R-1 ........................................................................... N/A N/A 1
Service fees - R-2 ........................................................................... N/A N/A 1
Service fees - R-3 ........................................................................... N/A N/A 9
Service fees - R-4 ........................................................................... N/A N/A 2
Service fees - R-5 ........................................................................... N/A N/A 3
Shareholder reports - Class A ............................................................... 2 60 1
Shareholder reports - Class C ............................................................... N/A 18 N/A
Shareholder reports - Class J ................................................................ N/A N/A 2
Shareholder reports - Institutional .......................................................... 5 126 5
Shareholder reports - R-6 ................................................................... N/A 5 N/A
Transfer agent fees - Class A ................................................................ 12 424 15
Transfer agent fees - Class C ................................................................ N/A 96 N/A
Transfer agent fees - Class J ................................................................ N/A N/A 13
Transfer agent fees - Institutional ........................................................... 34 756 34
Chief compliance officer expenses .......................................................... 2 2 1
Custodian fees ............................................................................... 29 5 18
Directors' expenses .......................................................................... 33 29 18
Professional fees ............................................................................ 24 25 23
Other expenses .............................................................................. 15 14 8
Total Gross Expenses 9,412 10,226 3,438
Less: Reimbursement from Manager ....................................................... 226 – –
Less: Reimbursement from Manager - Class A ............................................. 18 – 12
Less: Reimbursement from Manager - Institutional ........................................ – 257 –
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 1
Total Net Expenses 9,168 9,969 3,425
Net Investment Income (Loss) 94,283 78,828 13,197
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... (89,787) (67,266) 21,754
Foreign currency contracts .................................................................. – – (776)
Foreign currency transactions ............................................................... 54 47 134
Futures contracts ............................................................................ – – (355)
Options and swaptions ...................................................................... – – 3,296
Swap agreements ............................................................................ (4,981) 3,778 (8,491)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (231,726) (204,862) 41,187
Foreign currency contracts .................................................................. (102) – 548
Futures contracts ............................................................................ – – (575)
Options and swaptions ...................................................................... – – (1,144)
Swap agreements ............................................................................ (16) 258 47
Translation of assets and liabilities in foreign currencies ................................... – (16) (39)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements (326,558) (268,061) 55,586
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (232,275) $ (189,233) $ 68,783

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
28
See accompanying notes.
Amounts in thousands
International
Emerging Markets
Fund International Fund I
LargeCap Growth
Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 17 $ 14 $ 857
Dividends .................................................................................... 3,196 2,986 33,892
Withholding tax ............................................................................. (354) (216) (214)
Interest ....................................................................................... – – 17
Securities lending - net ......................................................................
– 2 181
Total Income 2,859 2,786 34,733
Expenses:
Management and investment advisory fees ................................................. 1,748 1,407 29,561
Distribution f ees - Class A .................................................................. 93 12 523
Distribution f ees - Class C .................................................................. 38 N/A N/A
Distribution f ees - Class J ................................................................... 64 N/A 208
Distribution f ees - R-1 ...................................................................... 3 3 19
Distribution f ees - R-2 ...................................................................... 2 2 14
Distribution f ees - R-3 ...................................................................... 7 3 105
Distribution f ees - R-4 ...................................................................... 2 2 37
Administrative service fees - R-1 ........................................................... 2 2 15
Administrative service fees - R-2 ........................................................... 2 2 9
Administrative service fees - R-3 ........................................................... 2 1 30
Administrative service fees - R-4 ........................................................... 1 – 11
Administrative service fees - R-5 ........................................................... – – 14
Registration fees - Class A .................................................................. 8 8 8
Registration fees - Class C .................................................................. 6 N/A N/A
Registration fees - Class J ................................................................... 7 N/A 9
Registration fees - Institutional ............................................................. 6 8 15
Registration fees - R-6 ...................................................................... 6 8 24
Service fees - R-1 ........................................................................... 2 2 14
Service fees - R-2 ........................................................................... 2 2 11
Service fees - R-3 ........................................................................... 7 3 105
Service fees - R-4 ........................................................................... 5 4 94
Service fees - R-5 ........................................................................... 12 2 350
Shareholder reports - Class A ............................................................... 23 2 29
Shareholder reports - Class C ............................................................... 3 N/A N/A
Shareholder reports - Class J ................................................................ 36 N/A 22
Shareholder reports - Institutional .......................................................... 12 9 19
Shareholder reports - R-6 ................................................................... – – 5
Transfer agent fees - Class A ................................................................ 99 15 252
Transfer agent fees - Class C ................................................................ 17 N/A N/A
Transfer agent fees - Class J ................................................................ 96 N/A 100
Transfer agent fees - Institutional ........................................................... 74 50 1,019
Chief compliance officer expenses .......................................................... – – 5
Custodian fees ............................................................................... 100 22 19
Directors' expenses .......................................................................... 4 5 94
Professional fees ............................................................................ 48 36 16
Other expenses .............................................................................. 5 7 66
Total Gross Expenses 2,542 1,617 32,822
Less: Reimbursement from Manager ....................................................... 162 178 790
Less: Reimbursement from Manager - Class A ............................................. 76 13 –
Less: Reimbursement from Manager - Class C ............................................. 12 N/A N/A
Less: Reimbursement from Manager - Class J .............................................. 100 N/A –
Less: Reimbursement from Manager - Institutional ........................................ 69 6 –
Less: Reimbursement from Manager - R-6 ................................................. 9 9 –
Less: Reimbursement from Distributor - Class J ........................................... 13 N/A 42
Total Net Expenses 2,101 1,411 31,990
Net Investment Income (Loss) 758 1,375 2,743

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
29
See accompanying notes.
Amounts in thousands
International
Emerging Markets
Fund International Fund I
LargeCap Growth
Fund I
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... (11,398) 10,435 594,365
Foreign currency transactions ............................................................... (380) (62) –
Futures contracts ............................................................................ – – (11,574)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (21,891) (41,378) 53,991
Investments in affiliated Funds .............................................................. – – (53)
Futures contracts ............................................................................ – – 9,148
Translation of assets and liabilities in foreign currencies ................................... (61) 8 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures (33,730) (30,997) 645,877
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (32,972) $ (29,622) $ 648,620

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
30
See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Fund MidCap Fund MidCap Value Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 506 $ 124 $ 326
Dividends .................................................................................... 59,223 113,486 28,598
Withholding tax ............................................................................. – (1,819) (9)
Interest ....................................................................................... 25 – 3
Securities lending - net ......................................................................
36 435 13
Total Income 59,790 112,226 28,931
Expenses:
Management and investment advisory fees ................................................. 4,374 49,691 7,501
Distribution f ees - Class A .................................................................. 326 1,982 31
Distribution f ees - Class C .................................................................. 330 1,078 N/A
Distribution f ees - Class J ................................................................... 510 235 106
Distribution f ees - R-1 ...................................................................... 23 166 4
Distribution f ees - R-2 ...................................................................... 27 33 4
Distribution f ees - R-3 ...................................................................... 219 97 15
Distribution f ees - R-4 ...................................................................... 69 37 6
Administrative service fees - R-1 ........................................................... 18 133 3
Administrative service fees - R-2 ........................................................... 19 22 3
Administrative service fees - R-3 ........................................................... 61 27 4
Administrative service fees - R-4 ........................................................... 21 11 2
Administrative service fees - R-5 ........................................................... 14 18 1
Registration fees - Class A .................................................................. 14 17 8
Registration fees - Class C .................................................................. 7 7 N/A
Registration fees - Class J ................................................................... 11 8 6
Registration fees - Institutional ............................................................. 22 53 12
Registration fees - R-6 ...................................................................... N/A 17 14
Service fees - R-1 ........................................................................... 16 119 3
Service fees - R-2 ........................................................................... 23 27 3
Service fees - R-3 ........................................................................... 219 97 15
Service fees - R-4 ........................................................................... 173 92 15
Service fees - R-5 ........................................................................... 349 458 31
Shareholder reports - Class A ............................................................... 37 110 4
Shareholder reports - Class C ............................................................... 5 14 N/A
Shareholder reports - Class J ................................................................ 75 39 35
Shareholder reports - Institutional .......................................................... 18 833 19
Shareholder reports - R-6 ................................................................... N/A 129 –
Transfer agent fees - Class A ................................................................ 238 888 29
Transfer agent fees - Class C ................................................................ 37 97 N/A
Transfer agent fees - Class J ................................................................ 226 116 98
Transfer agent fees - Institutional ........................................................... 224 5,080 157
Chief compliance officer expenses .......................................................... 3 10 1
Custodian fees ............................................................................... 6 4 17
Directors' expenses .......................................................................... 61 164 20
Professional fees ............................................................................ 14 19 13
Other expenses .............................................................................. 56 94 5
Total Gross Expenses 7,845 62,022 8,185
Less: Reimbursement from Manager ....................................................... – – 232
Less: Reimbursement from Manager - Class C ............................................. 3 – N/A
Less: Reimbursement from Manager - Institutional ........................................ – – 80
Less: Reimbursement from Distributor - Class J ........................................... 102 47 21
Total Net Expenses 7,740 61,975 7,852
Net Investment Income (Loss) 52,050 50,251 21,079
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 313,775 111,283 56,085
Investment transactions in affiliated Funds ................................................. – – 13
Futures contracts ............................................................................ (24,407) – (1,939)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (498,413) (1,901,425) (465,882)
Investments in affiliated Funds .............................................................. – – (37)
Investment in affiliated securities ........................................................... – 14,461 –
Futures contracts ............................................................................ 18,946 – 1,828
Net Realized and Unrealized Gain (Loss) on investments and futures (190,099) (1,775,681) (409,932)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (138,049) $ (1,725,430) $ (388,853)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
31
See accompanying notes.
Amounts in thousands Money Market Fund
Principal Capital
Appreciation Fund
Real Estate Securities
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ – $ 227 $ 555
Dividends .................................................................................... 136 16,020 64,599
Withholding tax ............................................................................. – (64) –
Interest ....................................................................................... 4,616 – 2
Securities lending - net ......................................................................

Total Income 4,752 16,192 65,156
Expenses:
Management and investment advisory fees ................................................. 1,149 4,153 19,642
Distribution f ees - Class A .................................................................. – 1,201 431
Distribution f ees - Class C .................................................................. N/A 186 241
Distribution f ees - Class J ................................................................... 235 N/A 122
Distribution f ees - R-1 ...................................................................... N/A 3 6
Distribution f ees - R-2 ...................................................................... N/A 2 16
Distribution f ees - R-3 ...................................................................... N/A 18 49
Distribution f ees - R-4 ...................................................................... N/A 8 17
Administrative service fees - R-1 ........................................................... N/A 3 4
Administrative service fees - R-2 ........................................................... N/A 1 11
Administrative service fees - R-3 ........................................................... N/A 5 14
Administrative service fees - R-4 ........................................................... N/A 2 5
Administrative service fees - R-5 ........................................................... N/A 2 7
Registration fees - Class A .................................................................. 17 33 13
Registration fees - Class C .................................................................. N/A 6 6
Registration fees - Class J ................................................................... 15 N/A 8
Registration fees - Institutional ............................................................. N/A 18 48
Registration fees - R-6 ...................................................................... N/A N/A 12
Service fees - R-1 ........................................................................... N/A 2 4
Service fees - R-2 ........................................................................... N/A 2 13
Service fees - R-3 ........................................................................... N/A 18 49
Service fees - R-4 ........................................................................... N/A 19 42
Service fees - R-5 ........................................................................... N/A 40 168
Shareholder reports - Class A ............................................................... 26 60 45
Shareholder reports - Class C ............................................................... N/A 4 8
Shareholder reports - Class J ................................................................ 66 N/A 43
Shareholder reports - Institutional .......................................................... N/A 3 210
Shareholder reports - R-6 ................................................................... N/A N/A 13
Transfer agent fees - Class A ................................................................ 169 436 283
Transfer agent fees - Class C ................................................................ N/A 27 40
Transfer agent fees - Class J ................................................................ 142 N/A 108
Transfer agent fees - Institutional ........................................................... N/A 40 1,058
Chief compliance officer expenses .......................................................... – 1 3
Custodian fees ............................................................................... 7 1 1
Directors' expenses .......................................................................... 7 19 52
Professional fees ............................................................................ 17 13 14
Other expenses .............................................................................. 3 8 17
Total Gross Expenses 1,853 6,334 22,823
Less: Reimbursement from Manager - Class A ............................................. 94 – –
Less: Reimbursement from Manager - Institutional ........................................ N/A 125 92
Less: Reimbursement from Distributor - Class J ........................................... 235 N/A 25
Total Net Expenses 1,524 6,209 22,706
Net Investment Income (Loss) 3,228 9,983 42,450
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ..................................................................... – 32,658 (22,375)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. – (131,572) (1,006,765)
Net Realized and Unrealized Gain (Loss) on investments – (98,914) (1,029,140)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 3,228 $ (88,931) $ (986,690)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
32
See accompanying notes.
Amounts in thousands
Short-Term Income
Fund SmallCap Fund
SmallCap Value Fund
II
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 403 $ 80 $ 149
Dividends .................................................................................... – 4,268 9,799
Withholding tax ............................................................................. – – (6)
Interest ....................................................................................... 67,356 – 1
Securities lending - net ......................................................................
16 199 94
Total Income 67,775 4,547 10,037
Expenses:
Management and investment advisory fees ................................................. 10,837 2,342 4,497
Distribution f ees - Class A .................................................................. 235 256 9
Distribution f ees - Class C .................................................................. 260 122 N/A
Distribution f ees - Class J ................................................................... 101 133 11
Distribution f ees - R-1 ...................................................................... 1 4 1
Distribution f ees - R-2 ...................................................................... 2 3 2
Distribution f ees - R-3 ...................................................................... 17 10 7
Distribution f ees - R-4 ...................................................................... 2 12 2
Administrative service fees - R-1 ........................................................... 1 3 1
Administrative service fees - R-2 ........................................................... 2 2 1
Administrative service fees - R-3 ........................................................... 5 3 2
Administrative service fees - R-4 ........................................................... – 4 –
Administrative service fees - R-5 ........................................................... 1 1 1
Registration fees - Class A .................................................................. 15 9 7
Registration fees - Class C .................................................................. 7 5 N/A
Registration fees - Class J ................................................................... 9 7 9
Registration fees - Institutional ............................................................. 24 8 8
Registration fees - R-6 ...................................................................... N/A 7 10
Service fees - R-1 ........................................................................... 1 3 1
Service fees - R-2 ........................................................................... 2 3 1
Service fees - R-3 ........................................................................... 17 10 7
Service fees - R-4 ........................................................................... 5 31 5
Service fees - R-5 ........................................................................... 18 28 22
Shareholder reports - Class A ............................................................... 15 34 2
Shareholder reports - Class C ............................................................... 5 4 N/A
Shareholder reports - Class J ................................................................ 17 39 4
Shareholder reports - Institutional .......................................................... 29 8 9
Shareholder reports - R-6 ................................................................... N/A 1 2
Transfer agent fees - Class A ................................................................ 148 172 15
Transfer agent fees - Class C ................................................................ 32 25 N/A
Transfer agent fees - Class J ................................................................ 55 111 18
Transfer agent fees - Institutional ........................................................... 464 48 52
Chief compliance officer expenses .......................................................... 3 – 1
Custodian fees ............................................................................... 6 2 34
Directors' expenses .......................................................................... 53 8 11
Professional fees ............................................................................ 18 13 12
Other expenses .............................................................................. 21 4 7
Total Gross Expenses 12,428 3,475 4,771
Less: Reimbursement from Manager ....................................................... – – 183
Less: Reimbursement from Manager - Class A ............................................. – – 16
Less: Reimbursement from Manager - Institutional ........................................ 53 15 58
Less: Reimbursement from Manager - R-6 ................................................. N/A 4 –
Less: Reimbursement from Distributor - Class J ........................................... 20 27 2
Total Net Expenses 12,355 3,429 4,512
Net Investment Income (Loss) 55,420 1,118 5,525
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 14,902 570 (25,048)
Futures contracts ............................................................................ – – 406
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 5,895 (100,247) (205,147)
Investments in affiliated Funds .............................................................. – – (116)
Futures contracts ............................................................................ – – 357
Net Realized and Unrealized Gain (Loss) on investments and futures 20,797 (99,677) (229,548)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 76,217 $ (98,559) $ (224,023)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
33
See accompanying notes.
Amounts in thousands
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends .............................................................................................................................................. $ 142
Interest ................................................................................................................................................. 9,941
Total Income 10,083
Expenses:
Management and investment advisory fees ........................................................................................................... 1,337
Distribution f ees - Class A ............................................................................................................................ 456
Distribution f ees - Class C ............................................................................................................................ 211
Registration fees - Class A ............................................................................................................................ 18
Registration fees - Class C ............................................................................................................................ 9
Registration fees - Institutional ....................................................................................................................... 16
Shareholder reports - Class A ......................................................................................................................... 5
Shareholder reports - Class C ......................................................................................................................... 1
Shareholder reports - Institutional .................................................................................................................... 3
Transfer agent fees - Class A .......................................................................................................................... 97
Transfer agent fees - Class C .......................................................................................................................... 21
Transfer agent fees - Institutional ..................................................................................................................... 66
Directors' expenses .................................................................................................................................... 7
Interest expense and fees .............................................................................................................................. 165
Professional fees ...................................................................................................................................... 23
Other expenses ........................................................................................................................................ 8
Total Gross Expenses 2,443
Less: Reimbursement from Manager - Class C ....................................................................................................... 1
Less: Reimbursement from Manager - Institutional .................................................................................................. 28
Total Net Expenses 2,414
Net Investment Income (Loss) 7,669
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... (5,153)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ (41,573)
Net Realized and Unrealized Gain (Loss) on investments (46,726)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (39,057)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
34
See accompanying notes.
Amounts in thousands California Municipal Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 7,156 $ 14,246
Net realized gain (loss) on investments ............................................................................................. (2,147) (659)
Net change in unrealized appreciation/depreciation of investments ................................................................
(36,910) 28,115
Net Increase (Decrease) in Net Assets Resulting from Operations (31,901) 41,702
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (6,083) (12,644)
Total Dividends and Distributions (6,083) (12,644)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
35,795 152,097
Total Increase (Decrease) in Net Assets (2,189) 181,155
Net Assets
Beginning of period .................................................................................................................
594,270 413,115
End of period .......................................................................................................................
$ 592,081 $ 594,270
Class A Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................................................................... $ 91,155 $ 8,016 $ 59,114
Reinvested .................................................................................. 3,966 221 1,218
Redeemed ...................................................................................
(72,648) (6,310) (48,937)
Net Increase (Decrease) .........................................................................
$ 22,473 $ 1,927 $ 11,395
Shares:
Sold ....................................................................................... 8,425 734 5,550
Reinvested .................................................................................. 369 21 113
Redeemed ...................................................................................
(6,979) (593) (4,716)
Net Increase (Decrease) .........................................................................
1,815 162 947
Year Ended October 31, 2019
Dollars:
Sold ....................................................................................... $ 189,226 $ 14,542 $ 77,493
Reinvested .................................................................................. 8,324 619 2,251
Redeemed ...................................................................................
(80,978) (9,333) (50,047)
Net Increase (Decrease) .........................................................................
$ 116,572 $ 5,828 $ 29,697
Shares:
Sold ....................................................................................... 17,822 1,370 7,350
Reinvested .................................................................................. 789 59 213
Redeemed ...................................................................................
(7,759) (892) (4,843)
Net Increase (Decrease) .........................................................................
10,852 537 2,720
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ........................................... $ (4,294) $ (238) $ (1,551)
Total Dividends and Distributions
$ (4,294) $ (238) $ (1,551)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ........................................... $ (8,917) $ (684) $ (3,043)
Total Dividends and Distributions
$ (8,917) $ (684) $ (3,043)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
35
See accompanying notes.
Amounts in thousands Core Fixed Income Fund
(a)
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 92,449 $ 94,565
Net realized gain (loss) on investments ............................................................................................. 41,206 15,474
Net change in unrealized appreciation/depreciation of investments ................................................................
114,011 208,335
Net Increase (Decrease) in Net Assets Resulting from Operations 247,666 318,374
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (107,954) (108,747)
Total Dividends and Distributions (107,954) (108,747)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,174,977 3,569,212
Total Increase (Decrease) in Net Assets 1,314,689 3,778,839
Net Assets
Beginning of period .................................................................................................................
6,690,839 2,912,000
End of period .......................................................................................................................
$ 8,005,528 $ 6,690,839
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................... $ 76,073 $ 7,298 $ 34,466 $ 173,773 $ 1,820 $ 256 $ 2,884 $ 5,367 $ 7,238 $ 2,066,607
Reinvested .............. 3,007 352 1,201 6,537 140 14 260 163 424 95,459
Redeemed ...............
(58,998) (7,698) (25,276) (140,063) (3,595) (580) (4,666) (10,935) (8,951) (1,047,600)
Net Increase (Decrease) .....
$ 20,082 $ (48) $ 10,391 $ 40,247 $ (1,635) $ (310) $ (1,522) $ (5,405) $ (1,289) $ 1,114,466
Shares:
Sold ................... 7,753 739 3,498 17,648 185 25 292 547 732 211,408
Reinvested .............. 305 36 122 662 14 2 26 17 43 9,680
Redeemed ...............
(6,043) (784) (2,596) (14,283) (367) (59) (477) (1,110) (909) (107,905)
Net Increase (Decrease) .....
2,015 (9) 1,024 4,027 (168) (32) (159) (546) (134) 113,183
Year Ended October 31, 2019
Dollars:
Sold ................... $ 93,159 $ 11,354 $ 20,764 $ 207,822 $ 1,674 $ 409 $ 5,576 $ 6,240 $ 8,507 $ 3,727,916
Reinvested .............. 6,907 1,029 2,758 14,504 383 37 758 560 1,064 79,858
Redeemed ...............
(80,588) (18,299) (16,483) (145,411) (4,252) (523) (11,125) (10,178) (9,844) (325,364)
Net Increase (Decrease) .....
$ 19,478 $ (5,916) $ 7,039 $ 76,915 $ (2,195) $ (77) $ (4,791) $ (3,378) $ (273) $ 3,482,410
Shares:
Sold ................... 9,836 1,198 2,177 21,885 173 44 582 654 892 382,572
Reinvested .............. 726 108 290 1,520 40 4 79 59 111 8,353
Redeemed ...............
(8,518) (1,930) (1,734) (15,353) (448) (55) (1,157) (1,067) (1,035) (34,240)
Net Increase (Decrease) .....
2,044 (624) 733 8,052 (235) (7) (496) (354) (32) 356,685
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2020
From net investment income and
net realized gain on investments $ (3,110) $ (364) $ (1,222) $ (6,792) $ (140) $ (20) $ (260) $ (163) $ (424) $ (95,459)
Total Dividends and
Distributions
$ (3,110) $ (364) $ (1,222) $ (6,792) $ (140) $ (20) $ (260) $ (163) $ (424) $ (95,459)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (7,149) $ (1,065) $ (2,783) $ (14,998) $ (384) $ (56) $ (758) $ (560) $ (1,064) $ (79,930)
Total Dividends and
Distributions
$ (7,149) $ (1,065) $ (2,783) $ (14,998) $ (384) $ (56) $ (758) $ (560) $ (1,064) $ (79,930)
(a)
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
36
See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 8,308 $ 95,946
Net realized gain (loss) on investments, futures and swap agreements ............................................................. 45,127 57,716
Net change in unrealized appreciation/depreciation of investments, foreign currencies, futures and swap agreements ...........
(36,923) 169,531
Net Increase (Decrease) in Net Assets Resulting from Operations 16,512 323,193
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (11,846) (99,460)
Total Dividends and Distributions (11,846) (99,460)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(893,172) (1,985,244)
Total Increase (Decrease) in Net Assets (888,506) (1,761,511)
Net Assets
Beginning of period .................................................................................................................
1,459,911 3,221,422
End of period .......................................................................................................................
$ 571,405 $ 1,459,911
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .......................... $ 8,721 N/A $ 14,727 $ 67,247 $ 1,560 $ 1,146 $ 3,396 $ 2,187 $ 8,113
Reinvested ..................... 1,587 N/A 2,489 5,168 73 70 309 194 781
Redeemed ......................
(7,394) N/A (14,102) (973,070) (2,112) (1,518) (3,242) (5,089) (4,413)
Net Increase (Decrease) ............
$ 2,914 N/A $ 3,114 $ (900,655) $ (479) $ (302) $ 463 $ (2,708) $ 4,481
Shares:
Sold .......................... 780 N/A 1,310 5,968 138 104 306 193 733
Reinvested ..................... 143 N/A 222 465 7 6 28 17 71
Redeemed ......................
(667) N/A (1,265) (87,843) (190) (137) (296) (450) (400)
Net Increase (Decrease) ............
256 N/A 267 (81,410) (45) (27) 38 (240) 404
Year Ended October 31, 2019
(a)
Dollars:
Sold .......................... $ 15,438 $ 216 $ 7,879 $ 156,029 $ 1,159 $ 786 $ 5,945 $ 3,244 $ 9,099
Reinvested ..................... 2,331 25 3,787 89,891 110 102 457 308 1,220
Redeemed ......................
(13,040) (6,814) (15,387) (2,217,950) (1,149) (1,095) (6,015) (3,427) (18,393)
Net Increase (Decrease) ............
$ 4,729 $ (6,573) $ (3,721) $ (1,972,030) $ 120 $ (207) $ 387 $ 125 $ (8,074)
Shares:
Sold .......................... 1,446 21 721 14,513 108 74 550 296 851
Reinvested ..................... 216 2 348 8,351 10 9 43 28 114
Redeemed ......................
(1,210) (651) (1,419) (201,587) (106) (103) (558) (316) (1,730)
Net Increase (Decrease) ............
452 (628) (350) (178,723) 12 (20) 35 8 (765)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net
realized gain on investments ......... $ (1,639) N/A $ (2,508) $ (6,271) $ (73) $ (70) $ (310) $ (194) $ (781)
Total Dividends and Distributions
$ (1,639) N/A $ (2,508) $ (6,271) $ (73) $ (70) $ (310) $ (194) $ (781)
Year Ended October 31, 2019
(a)
From net investment income and net
realized gain on investments ......... $ (2,427) $ (30) $ (3,817) $ (90,987) $ (110) $ (103) $ (457) $ (308) $ (1,221)
Total Dividends and Distributions
$ (2,427) $ (30) $ (3,817) $ (90,987) $ (110) $ (103) $ (457) $ (308) $ (1,221)
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
37
See accompanying notes.
Amounts in thousands Diversified International Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 84,613 $ 231,267
Net realized gain (loss) on investments and foreign currencies .................................................................... (282,895) (345,465)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(1,171,597) 1,147,080
Net Increase (Decrease) in Net Assets Resulting from Operations (1,369,879) 1,032,882
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (280,076) (700,745)
Total Dividends and Distributions (280,076) (700,745)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
754,941 766,391
Total Increase (Decrease) in Net Assets (895,014) 1,098,528
Net Assets
Beginning of period .................................................................................................................
11,991,886 10,893,358
End of period .......................................................................................................................
$ 11,096,872 $ 11,991,886
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ........................... $ 8,779 $ 539 $ 3,921 $ 37,424 $ 246 $ 289 $ 1,065 $ 857 $ 4,300 $ 1,181,906
Issued in acquisitions ............... 6,070 – – 8,729 – – – – – –
Reinvested ...................... 3,543 110 3,024 8,086 45 45 209 336 851 263,345
Redeemed .......................
(17,663) (1,501) (11,124) (47,124) (985) (1,300) (2,453) (4,551) (6,493) (685,584)
Net Increase (Decrease) .............
$ 729 $ (852) $ (4,179) $ 7,115 $ (694) $ (966) $ (1,179) $ (3,358) $ (1,342) $ 759,667
Shares:
Sold ........................... 749 46 337 3,247 21 24 90 71 369 94,579
Issued in acquisitions ............... 469 – – 681 – – – – – –
Reinvested ...................... 275 8 238 631 3 3 16 26 66 20,574
Redeemed .......................
(1,495) (129) (955) (3,987) (82) (108) (215) (398) (523) (54,150)
Net Increase (Decrease) .............
(2) (75) (380) 572 (58) (81) (109) (301) (88) 61,003
Year Ended October 31, 2019
(a)
Dollars:
Sold ........................... $ 14,192 $ 1,949 $ 4,207 $ 622,838 $ 561 $ 608 $ 1,819 $ 2,114 $ 8,089 $ 11,340,963
Reinvested ...................... 11,298 719 9,369 672,196 221 209 858 1,638 2,757 –
Redeemed .......................
(31,105) (6,969) (19,839) (11,009,407) (1,224) (1,395) (6,032) (13,847) (17,222) (823,174)
Net Increase (Decrease) .............
$ (5,615) $ (4,301) $ (6,263) $ (9,714,373) $ (442) $ (578) $ (3,355) $ (10,095) $ (6,376) $ 10,517,789
Shares:
Sold ........................... 1,210 169 355 54,526 47 52 154 177 673 964,200
Reinvested ...................... 1,040 67 873 62,212 20 19 79 149 252 –
Redeemed .......................
(2,607) (597) (1,683) (938,936) (102) (119) (506) (1,196) (1,469) (68,454)
Net Increase (Decrease) .............
(357) (361) (455) (822,198) (35) (48) (273) (870) (544) 895,746
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net
realized gain on investments .......... $ (3,988) $ (112) $ (3,029) $ (8,112) $ (45) $ (49) $ (209) $ (336) $ (851) $ (263,345)
Total Dividends and Distributions
$ (3,988) $ (112) $ (3,029) $ (8,112) $ (45) $ (49) $ (209) $ (336) $ (851) $ (263,345)
Year Ended October 31, 2019
(a)
From net investment income and net
realized gain on investments .......... $ (12,672) $ (749) $ (9,375) $ (672,250) $ (221) $ (225) $ (858) $ (1,638) $ (2,757) $ –
Total Dividends and Distributions
$ (12,672) $ (749) $ (9,375) $ (672,250) $ (221) $ (225) $ (858) $ (1,638) $ (2,757) $ –
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-6 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
38
See accompanying notes.
Amounts in thousands Equity Income Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 90,629 $ 151,977
Net realized gain (loss) on investments ............................................................................................. (51,889) 254,175
Net change in unrealized appreciation/depreciation of investments ................................................................
(1,129,878) 640,718
Net Increase (Decrease) in Net Assets Resulting from Operations (1,091,138) 1,046,870
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (300,434) (481,052)
Total Dividends and Distributions (300,434) (481,052)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
592,083 277,839
Total Increase (Decrease) in Net Assets (799,489) 843,657
Net Assets
Beginning of period .................................................................................................................
7,849,063 7,005,406
End of period .......................................................................................................................
$ 7,049,574 $ 7,849,063
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 87,995 $ 21,426 $ 3,955 $ 979,579 $ 125 $ 370 $ 3,198 $ 2,708 $ 7,384
Reinvested ........................ 41,620 4,883 2,516 237,373 88 92 1,048 1,126 5,735
Redeemed .........................
(135,261) (21,771) (6,247) (607,554) (205) (1,153) (5,739) (9,865) (21,343)
Net Increase (Decrease) ...............
$ (5,646) $ 4,538 $ 224 $ 609,398 $ 8 $ (691) $ (1,493) $ (6,031) $ (8,224)
Shares:
Sold ............................. 2,797 678 131 31,443 4 11 114 89 242
Reinvested ........................ 1,299 155 78 7,457 3 3 33 35 179
Redeemed .........................
(4,499) (758) (203) (20,078) (7) (39) (186) (302) (672)
Net Increase (Decrease) ...............
(403) 75 6 18,822 – (25) (39) (178) (251)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 157,129 $ 37,611 $ 5,648 $ 817,088 $ 481 $ 697 $ 5,960 $ 7,574 $ 53,400
Reinvested ........................ 69,467 9,799 4,115 379,041 178 189 2,497 2,212 8,355
Redeemed .........................
(210,728) (80,215) (7,355) (920,701) (1,042) (2,675) (19,962) (9,613) (31,311)
Net Increase (Decrease) ...............
$ 15,868 $ (32,805) $ 2,408 $ 275,428 $ (383) $ (1,789) $ (11,505) $ 173 $ 30,444
Shares:
Sold ............................. 5,161 1,258 181 25,953 16 24 192 239 1,751
Reinvested ........................ 2,437 358 144 13,224 6 6 88 78 291
Redeemed .........................
(6,807) (2,752) (237) (29,727) (33) (85) (654) (308) (1,022)
Net Increase (Decrease) ...............
791 (1,136) 88 9,450 (11) (55) (374) 9 1,020
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (43,085) $ (5,307) $ (2,523) $ (241,388) $ (88) $ (132) $ (1,049) $ (1,126) $ (5,736)
Total Dividends and Distributions
$ (43,085) $ (5,307) $ (2,523) $ (241,388) $ (88) $ (132) $ (1,049) $ (1,126) $ (5,736)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (71,489) $ (10,385) $ (4,122) $ (381,490) $ (178) $ (311) $ (2,510) $ (2,212) $ (8,355)
Total Dividends and Distributions
$ (71,489) $ (10,385) $ (4,122) $ (381,490) $ (178) $ (311) $ (2,510) $ (2,212) $ (8,355)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
39
See accompanying notes.
Amounts in thousands
Finisterre Unconstrained Emerging
Markets Bond Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 4,698 $ 5,376
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ........................................ (2,352) 3,187
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , swap agreements and translation of assets & liabilities in foreign currencies .......................................................................
(16,394) 5,650
Net Increase (Decrease) in Net Assets Resulting from Operations (14,048) 14,213
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (9,148) (4,681)
Total Dividends and Distributions (9,148) (4,681)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(23,909) 203,881
Total Increase (Decrease) in Net Assets (47,105) 213,413
Net Assets
Beginning of period .................................................................................................................
243,207 29,794
End of period .......................................................................................................................
$ 196,102 $ 243,207
Class A Institutional
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................................................................................................. $ 1,202 $ 107,900
Reinvested ............................................................................................ 68 9,074
Redeemed .............................................................................................
(743) (141,410)
Net Increase (Decrease) ...................................................................................
$ 527 $ (24,436)
Shares:
Sold ................................................................................................. 116 10,660
Reinvested ............................................................................................ 7 877
Redeemed .............................................................................................
(74) (14,226)
Net Increase (Decrease) ...................................................................................
49 (2,689)
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 422 $ 220,336
Reinvested ............................................................................................ 67 4,608
Redeemed .............................................................................................
(426) (21,126)
Net Increase (Decrease) ...................................................................................
$ 63 $ 203,818
Shares:
Sold ................................................................................................. 41 21,671
Reinvested ............................................................................................ 7 452
Redeemed .............................................................................................
(43) (2,023)
Net Increase (Decrease) ...................................................................................
5 20,100
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ..................................................... $ (68) $ (9,080)
Total Dividends and Distributions
$ (68) $ (9,080)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (67) $ (4,614)
Total Dividends and Distributions
$ (67) $ (4,614)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
40
See accompanying notes.
Amounts in thousands Global Diversified Income Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 176,897 $ 397,589
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ........................................ (302,918) (224,280)
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , swap agreements and translation of assets & liabilities in foreign currencies .......................................................................
(919,389) 487,905
Net Increase (Decrease) in Net Assets Resulting from Operations (1,045,410) 661,214
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (189,497) (376,884)
Total Dividends and Distributions (189,497) (376,884)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(592,602) (974,597)
Total Increase (Decrease) in Net Assets (1,827,509) (690,267)
Net Assets
Beginning of period .................................................................................................................
7,734,979 8,425,246
End of period .......................................................................................................................
$ 5,907,470 $ 7,734,979
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................................................................. $ 133,375 $ 37,029 $ 547,701 $ 16,449
Reinvested ........................................................................ 31,789 24,080 105,305 6,716
Redeemed .........................................................................
(267,218) (200,422) (1,013,847) (13,559)
Net Increase (Decrease) ...............................................................
$ (102,054) $ (139,313) $ (360,841) $ 9,606
Shares:
Sold ............................................................................. 10,235 2,789 41,681 1,285
Reinvested ........................................................................ 2,449 1,868 8,165 523
Redeemed .........................................................................
(20,975) (15,729) (82,031) (1,066)
Net Increase (Decrease) ...............................................................
(8,291) (11,072) (32,185) 742
Year Ended October 31, 2019
Dollars:
Sold ............................................................................. $ 304,866 $ 85,853 $ 1,081,942 $ 47,089
Reinvested ........................................................................ 61,795 54,922 203,543 11,387
Redeemed .........................................................................
(469,821) (557,820) (1,770,885) (27,468)
Net Increase (Decrease) ...............................................................
$ (103,160) $ (417,045) $ (485,400) $ 31,008
Shares:
Sold ............................................................................. 22,567 6,435 80,759 3,483
Reinvested ........................................................................ 4,614 4,134 15,263 854
Redeemed .........................................................................
(35,156) (41,889) (133,676) (2,063)
Net Increase (Decrease) ...............................................................
(7,975) (31,320) (37,654) 2,274
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ................................. $ (34,303) $ (28,070) $ (120,408) $ (6,716)
Total Dividends and Distributions
$ (34,303) $ (28,070) $ (120,408) $ (6,716)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ................................. $ (66,763) $ (63,565) $ (235,169) $ (11,387)
Total Dividends and Distributions
$ (66,763) $ (63,565) $ (235,169) $ (11,387)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
41
See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 30,314 $ 58,898
Net realized gain (loss) on investments and foreign currencies .................................................................... 2,006 148,874
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(757,905) 500,880
Net Increase (Decrease) in Net Assets Resulting from Operations (725,585) 708,652
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (136,387) (152,547)
Total Dividends and Distributions (136,387) (152,547)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
130,506 (105,654)
Total Increase (Decrease) in Net Assets (731,466) 450,451
Net Assets
Beginning of period .................................................................................................................
3,494,920 3,044,469
End of period .......................................................................................................................
$ 2,763,454 $ 3,494,920
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................................................ $ 39,097 $ 3,978 $ 553,404 $ 94 $ 923 $ 216 $ 172,232
Reinvested ........................................... 4,748 1,345 73,422 16 26 6 47,114
Redeemed ............................................
(31,492) (4,688) (632,070) (65) (149) (55) (97,596)
Net Increase (Decrease) ..................................
$ 12,353 $ 635 $ (5,244) $ 45 $ 800 $ 167 $ 121,750
Shares:
Sold ................................................ 4,675 445 60,337 11 89 21 19,207
Reinvested ........................................... 498 147 7,124 1 2 1 4,570
Redeemed ............................................
(3,753) (563) (66,921) (7) (15) (7) (10,590)
Net Increase (Decrease) ..................................
1,420 29 540 5 76 15 13,187
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 40,680 $ 5,175 $ 1,056,660 $ 113 $ 2 $ 152 $ 380,817
Reinvested ........................................... 4,145 1,206 96,027 15 2 3 39,428
Redeemed ............................................
(39,516) (9,131) (1,510,575) (160) (32) (19) (170,646)
Net Increase (Decrease) ..................................
$ 5,309 $ (2,750) $ (357,888) $ (32) $ (28) $ 136 $ 249,599
Shares:
Sold ................................................ 4,332 575 106,131 11 – 15 37,356
Reinvested ........................................... 466 142 10,052 1 – – 4,093
Redeemed ............................................
(4,281) (1,022) (149,149) (16) (3) (2) (16,937)
Net Increase (Decrease) ..................................
517 (305) (32,966) (4) (3) 13 24,512
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments .... $ (5,389) $ (1,405) $ (81,774) $ (16) $ (26) $ (6) $ (47,771)
Total Dividends and Distributions
$ (5,389) $ (1,405) $ (81,774) $ (16) $ (26) $ (6) $ (47,771)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (4,796) $ (1,255) $ (106,479) $ (15) $ (2) $ (3) $ (39,997)
Total Dividends and Distributions
$ (4,796) $ (1,255) $ (106,479) $ (15) $ (2) $ (3) $ (39,997)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
42
See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 17,194 $ 33,116
Net realized gain (loss) on investments and futures ................................................................................ 4,194 (2,145)
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
11,975 93,287
Net Increase (Decrease) in Net Assets Resulting from Operations 33,363 124,258
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (21,756) (40,696)
Total Dividends and Distributions (21,756) (40,696)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
34,426 107,367
Total Increase (Decrease) in Net Assets 46,033 190,929
Net Assets
Beginning of period .................................................................................................................
1,662,228 1,471,299
End of period .......................................................................................................................
$ 1,708,261 $ 1,662,228
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 38,254 $ 7,257 $ 24,094 $ 122,744 $ 560 $ 537 $ 3,340 $ 2,849 $ 4,685
Reinvested ........................ 2,736 246 1,292 15,818 30 24 129 112 288
Redeemed .........................
(24,032) (6,339) (17,632) (125,739) (905) (2,867) (3,292) (6,524) (3,239)
Net Increase (Decrease) ...............
$ 16,958 $ 1,164 $ 7,754 $ 12,823 $ (315) $ (2,306) $ 177 $ (3,563) $ 1,734
Shares:
Sold ............................. 3,633 689 2,276 11,640 53 51 317 270 443
Reinvested ........................ 260 23 122 1,497 3 2 12 11 27
Redeemed .........................
(2,283) (602) (1,670) (11,923) (86) (271) (310) (617) (307)
Net Increase (Decrease) ...............
1,610 110 728 1,214 (30) (218) 19 (336) 163
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 35,697 $ 5,249 $ 16,664 $ 315,411 $ 1,101 $ 2,297 $ 3,634 $ 3,851 $ 6,353
Reinvested ........................ 5,467 555 2,540 29,372 55 52 247 250 583
Redeemed .........................
(47,626) (11,960) (17,467) (226,835) (392) (2,684) (3,807) (4,958) (6,282)
Net Increase (Decrease) ...............
$ (6,462) $ (6,156) $ 1,737 $ 117,948 $ 764 $ (335) $ 74 $ (857) $ 654
Shares:
Sold ............................. 3,449 508 1,612 30,337 106 224 349 374 615
Reinvested ........................ 530 54 246 2,843 5 5 24 24 56
Redeemed .........................
(4,651) (1,168) (1,695) (22,150) (38) (262) (369) (482) (607)
Net Increase (Decrease) ...............
(672) (606) 163 11,030 73 (33) 4 (84) 64
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (2,835) $ (252) $ (1,304) $ (16,767) $ (30) $ (34) $ (129) $ (117) $ (288)
Total Dividends and Distributions
$ (2,835) $ (252) $ (1,304) $ (16,767) $ (30) $ (34) $ (129) $ (117) $ (288)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (5,691) $ (571) $ (2,558) $ (30,647) $ (55) $ (92) $ (247) $ (251) $ (584)
Total Dividends and Distributions
$ (5,691) $ (571) $ (2,558) $ (30,647) $ (55) $ (92) $ (247) $ (251) $ (584)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
43
See accompanying notes.
Amounts in thousands High Income Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 94,283 $ 218,616
Net realized gain (loss) on investments , foreign currencies and swap agreements ................................................. (94,714) (70,028)
Net change in unrealized appreciation/depreciation of investments , foreign currencies and swap agreements ....................
(231,844) 24,991
Net Increase (Decrease) in Net Assets Resulting from Operations (232,275) 173,579
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (98,697) (222,304)
Total Dividends and Distributions (98,697) (222,304)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(115,301) (595,025)
Total Increase (Decrease) in Net Assets (446,273) (643,750)
Net Assets
Beginning of period .................................................................................................................
3,117,810 3,761,560
End of period .......................................................................................................................
$ 2,671,537 $ 3,117,810
Class A Institutional
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................................................................................................. $ 659 $ 184,753
Reinvested ............................................................................................ 163 98,513
Redeemed .............................................................................................
(1,048) (398,341)
Net Increase (Decrease) ...................................................................................
$ (226) $ (115,075)
Shares:
Sold ................................................................................................. 70 19,886
Reinvested ............................................................................................ 18 11,009
Redeemed .............................................................................................
(119) (45,355)
Net Increase (Decrease) ...................................................................................
(31) (14,460)
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 2,222 $ 560,959
Reinvested ............................................................................................ 356 221,903
Redeemed .............................................................................................
(3,311) (1,377,154)
Net Increase (Decrease) ...................................................................................
$ (733) $ (594,292)
Shares:
Sold ................................................................................................. 236 59,785
Reinvested ............................................................................................ 38 23,684
Redeemed .............................................................................................
(353) (146,151)
Net Increase (Decrease) ...................................................................................
(79) (62,682)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ..................................................... $ (164) $ (98,533)
Total Dividends and Distributions
$ (164) $ (98,533)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (357) $ (221,947)
Total Dividends and Distributions
$ (357) $ (221,947)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
44
See accompanying notes.
Amounts in thousands High Yield Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 78,828 $ 160,296
Net realized gain (loss) on investments, foreign currencies and swap agreements ................................................. (63,441) (30,169)
Net change in unrealized appreciation/depreciation of investments, swap agreements and translation of assets & liabilities in foreign currencies .............................................................................................................
(204,620) 52,530
Net Increase (Decrease) in Net Assets Resulting from Operations (189,233) 182,657
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (82,820) (166,734)
Total Dividends and Distributions (82,820) (166,734)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(58,279) (48,201)
Total Increase (Decrease) in Net Assets (330,332) (32,278)
Net Assets
Beginning of period .................................................................................................................
2,970,982 3,003,260
End of period .......................................................................................................................
$ 2,640,650 $ 2,970,982
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................................................................. $ 122,189 $ 4,178 $ 360,939 $ 210,115
Reinvested ........................................................................ 14,591 3,594 39,568 11,435
Redeemed .........................................................................
(213,746) (31,527) (472,217) (107,398)
Net Increase (Decrease) ...............................................................
$ (76,966) $ (23,755) $ (71,710) $ 114,152
Shares:
Sold ............................................................................. 17,566 591 54,150 31,054
Reinvested ........................................................................ 2,109 513 5,759 1,668
Redeemed .........................................................................
(30,988) (4,591) (70,234) (16,412)
Net Increase (Decrease) ...............................................................
(11,313) (3,487) (10,325) 16,310
Year Ended October 31, 2019
Dollars:
Sold ............................................................................. $ 344,816 $ 12,690 $ 424,994 $ 399,956
Reinvested ........................................................................ 35,086 9,560 85,600 27,336
Redeemed .........................................................................
(380,083) (111,710) (705,242) (191,204)
Net Increase (Decrease) ...............................................................
$ (181) $ (89,460) $ (194,648) $ 236,088
Shares:
Sold ............................................................................. 48,678 1,775 60,432 56,720
Reinvested ........................................................................ 4,944 1,336 12,157 3,884
Redeemed .........................................................................
(53,333) (15,638) (100,512) (26,999)
Net Increase (Decrease) ...............................................................
289 (12,527) (27,923) 33,605
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ................................. $ (15,646) $ (3,777) $ (41,780) $ (21,617)
Total Dividends and Distributions
$ (15,646) $ (3,777) $ (41,780) $ (21,617)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ................................. $ (37,374) $ (10,104) $ (90,552) $ (28,704)
Total Dividends and Distributions
$ (37,374) $ (10,104) $ (90,552) $ (28,704)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
45
See accompanying notes.
Amounts in thousands Inflation Protection Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 13,197 $ 29,194
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements ............... 15,562 (12,731)
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , swap agreements and translation of assets & liabilities in foreign currencies ......................................................
40,024 109,682
Net Increase (Decrease) in Net Assets Resulting from Operations 68,783 126,145
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (10,266) (67,442)
Total Dividends and Distributions (10,266) (67,442)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(186,365) 115,716
Total Increase (Decrease) in Net Assets (127,848) 174,419
Net Assets
Beginning of period .................................................................................................................
1,749,242 1,574,823
End of period .......................................................................................................................
$ 1,621,394 $ 1,749,242
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 3,254 N/A $ 3,290 $ 86,019 $ 402 $ 44 $ 1,286 $ 820 $ 784
Reinvested ........................ 37 N/A 18 10,162 3 1 24 6 13
Redeemed .........................
(2,288) N/A (1,723) (286,329) (94) (184) (1,008) (666) (236)
Net Increase (Decrease) ...............
$ 1,003 N/A $ 1,585 $ (190,148) $ 311 $ (139) $ 302 $ 160 $ 561
Shares:
Sold ............................. 377 N/A 392 9,801 49 6 153 96 91
Reinvested ........................ 5 N/A 2 1,191 – – 3 1 2
Redeemed .........................
(269) N/A (211) (32,881) (11) (22) (120) (79) (28)
Net Increase (Decrease) ...............
113 N/A 183 (21,889) 38 (16) 36 18 65
Year Ended October 31, 2019
(a)
Dollars:
Sold ............................. $ 3,834 $ 5 $ 1,155 $ 330,302 $ 154 $ 145 $ 1,904 $ 768 $ 1,021
Reinvested ........................ 394 79 241 66,202 39 10 256 61 142
Redeemed .........................
(4,499) (2,994) (1,624) (276,018) (205) (190) (2,324) (1,136) (2,006)
Net Increase (Decrease) ...............
$ (271) $ (2,910) $ (228) $ 120,486 $ (12) $ (35) $ (164) $ (307) $ (843)
Shares:
Sold ............................. 474 1 143 38,815 20 18 235 95 124
Reinvested ........................ 49 10 31 8,006 5 1 32 7 18
Redeemed .........................
(547) (394) (203) (32,674) (26) (23) (287) (139) (244)
Net Increase (Decrease) ...............
(24) (383) (29) 14,147 (1) (4) (20) (37) (102)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (38) N/A $ (18) $ (10,163) $ (3) $ (1) $ (24) $ (6) $ (13)
Total Dividends and Distributions
$ (38) N/A $ (18) $ (10,163) $ (3) $ (1) $ (24) $ (6) $ (13)
Year Ended October 31, 2019
(a)
From net investment income and net realized
gain on investments .................. $ (401) $ (81) $ (241) $ (66,202) $ (39) $ (19) $ (256) $ (61) $ (142)
Total Dividends and Distributions
$ (401) $ (81) $ (241) $ (66,202) $ (39) $ (19) $ (256) $ (61) $ (142)
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
46
See accompanying notes.
Amounts in thousands International Emerging Markets Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 758 $ 8,404
Net realized gain (loss) on investments and foreign currencies .................................................................... (11,778) 7,624
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(21,952) 26,023
Net Increase (Decrease) in Net Assets Resulting from Operations (32,972) 42,051
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (9,892) (23,854)
Total Dividends and Distributions (9,892) (23,854)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(10,918) (451,186)
Total Increase (Decrease) in Net Assets (53,782) (432,989)
Net Assets
Beginning of period .................................................................................................................
318,793 751,782
End of period .......................................................................................................................
$ 265,011 $ 318,793
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................... $ 3,300 $ 284 $ 3,594 $ 14,385 $ 252 $ 337 $ 427 $ 532 $ 1,042 $ 569
Reinvested .............. 2,224 165 2,862 3,664 41 46 171 105 324 259
Redeemed ...............
(7,242) (1,344) (8,438) (17,266) (810) (543) (1,108) (1,953) (3,821) (2,976)
Net Increase (Decrease) .....
$ (1,718) $ (895) $ (1,982) $ 783 $ (517) $ (160) $ (510) $ (1,316) $ (2,455) $ (2,148)
Shares:
Sold ................... 136 12 160 619 10 14 19 22 43 23
Reinvested .............. 85 7 113 141 2 2 6 4 13 10
Redeemed ...............
(302) (62) (369) (732) (33) (23) (49) (82) (157) (121)
Net Increase (Decrease) .....
(81) (43) (96) 28 (21) (7) (24) (56) (101) (88)
Year Ended October 31, 2019
Dollars:
Sold ................... $ 7,738 $ 925 $ 3,416 $ 56,665 $ 361 $ 407 $ 1,320 $ 659 $ 2,817 $ 28,072
Reinvested .............. 2,192 240 2,793 3,215 49 42 160 179 406 14,553
Redeemed ...............
(15,448) (4,223) (13,914) (51,320) (594) (781) (2,449) (3,650) (6,307) (478,709)
Net Increase (Decrease) .....
$ (5,518) $ (3,058) $ (7,705) $ 8,560 $ (184) $ (332) $ (969) $ (2,812) $ (3,084) $ (436,084)
Shares:
Sold ................... 320 40 144 2,301 15 17 56 28 116 1,166
Reinvested .............. 96 11 127 142 2 2 7 8 18 644
Redeemed ...............
(633) (184) (593) (2,115) (24) (33) (101) (152) (263) (19,855)
Net Increase (Decrease) .....
(217) (133) (322) 328 (7) (14) (38) (116) (129) (18,045)
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2020
From net investment income and
net realized gain on investments $ (2,247) $ (165) $ (2,867) $ (3,667) $ (41) $ (46) $ (171) $ (105) $ (324) $ (259)
Total Dividends and
Distributions
$ (2,247) $ (165) $ (2,867) $ (3,667) $ (41) $ (46) $ (171) $ (105) $ (324) $ (259)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (2,210) $ (241) $ (2,795) $ (3,216) $ (49) $ (45) $ (160) $ (179) $ (406) $ (14,553)
Total Dividends and
Distributions
$ (2,210) $ (241) $ (2,795) $ (3,216) $ (49) $ (45) $ (160) $ (179) $ (406) $ (14,553)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
47
See accompanying notes.
Amounts in thousands International Fund I
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 1,375 $ 8,728
Net realized gain (loss) on investments and foreign currencies .................................................................... 10,373 (13,882)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(41,370) 50,821
Net Increase (Decrease) in Net Assets Resulting from Operations (29,622) 45,667
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (8,892) (25,275)
Total Dividends and Distributions (8,892) (25,275)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(34,129) (50,175)
Total Increase (Decrease) in Net Assets (72,643) (29,783)
Net Assets
Beginning of period .................................................................................................................
352,165 381,948
End of period .......................................................................................................................
$ 279,522 $ 352,165
Class A Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 1,063 $ 11,298 $ 195 $ 230 $ 181 $ 283 $ 89 $ 3,853
Reinvested .................................. 225 2,937 27 26 58 68 41 5,506
Redeemed ...................................
(2,073) (20,543) (500) (530) (922) (307) (340) (34,994)
Net Increase (Decrease) .........................
$ (785) $ (6,308) $ (278) $ (274) $ (683) $ 44 $ (210) $ (25,635)
Shares:
Sold ....................................... 75 782 13 14 12 20 6 261
Reinvested .................................. 14 188 2 2 4 4 3 353
Redeemed ...................................
(155) (1,512) (36) (35) (62) (21) (24) (2,346)
Net Increase (Decrease) .........................
(66) (542) (21) (19) (46) 3 (15) (1,732)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 3,931 $ 41,822 $ 242 $ 256 $ 746 $ 811 $ 586 $ 7,295
Reinvested .................................. 520 8,362 127 85 261 341 207 15,348
Redeemed ...................................
(2,687) (83,062) (802) (603) (2,274) (3,045) (2,087) (36,555)
Net Increase (Decrease) .........................
$ 1,764 $ (32,878) $ (433) $ (262) $ (1,267) $ (1,893) $ (1,294) $ (13,912)
Shares:
Sold ....................................... 292 3,043 17 19 54 59 44 537
Reinvested .................................. 43 687 10 7 21 28 17 1,261
Redeemed ...................................
(198) (6,014) (57) (44) (165) (221) (148) (2,676)
Net Increase (Decrease) .........................
137 (2,284) (30) (18) (90) (134) (87) (878)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (225) $ (2,939) $ (27) $ (28) $ (58) $ (68) $ (41) $ (5,506)
Total Dividends and Distributions
$ (225) $ (2,939) $ (27) $ (28) $ (58) $ (68) $ (41) $ (5,506)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (520) $ (8,362) $ (127) $ (109) $ (261) $ (341) $ (207) $ (15,348)
Total Dividends and Distributions
$ (520) $ (8,362) $ (127) $ (109) $ (261) $ (341) $ (207) $ (15,348)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
48
See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 2,743 $ 15,811
Net realized gain (loss) on investments and futures ................................................................................ 582,791 822,657
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
63,086 585,569
Net Increase (Decrease) in Net Assets Resulting from Operations 648,620 1,424,037
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (787,672) (916,938)
Total Dividends and Distributions (787,672) (916,938)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
327,858 1,128,342
Total Increase (Decrease) in Net Assets 188,806 1,635,441
Net Assets
Beginning of period .................................................................................................................
9,889,962 8,254,521
End of period .......................................................................................................................
$ 10,078,768 $ 9,889,962
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 18,516 $ 25,248 $ 382,488 $ 733 $ 1,352 $ 6,730 $ 10,983 $ 12,643 $ 419,472
Reinvested ........................ 33,485 26,828 186,014 986 797 7,399 6,553 23,037 500,741
Redeemed .........................
(42,016) (39,351) (437,459) (1,596) (1,638) (15,262) (25,146) (57,898) (715,781)
Net Increase (Decrease) ...............
$ 9,985 $ 12,725 $ 131,043 $ 123 $ 511 $ (1,133) $ (7,610) $ (22,218) $ 204,432
Shares:
Sold ............................. 1,230 2,055 24,412 58 103 485 763 823 27,934
Reinvested ........................ 2,184 2,136 11,655 75 63 523 452 1,514 31,392
Redeemed .........................
(2,791) (3,239) (28,122) (124) (129) (1,119) (1,758) (3,805) (45,037)
Net Increase (Decrease) ...............
623 952 7,945 9 37 (111) (543) (1,468) 14,289
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 14,572 $ 22,049 $ 262,656 $ 854 $ 964 $ 10,127 $ 16,158 $ 21,285 $ 869,811
Issued in acquisitions ................. 362,716 76,387 28,609 3,326 1,160 4,882 4,327 38,092 N/A
Reinvested ........................ 4,354 23,966 238,645 1,023 962 11,543 9,233 31,612 594,475
Redeemed .........................
(15,636) (37,609) (473,114) (2,555) (2,442) (43,263) (31,236) (92,783) (826,808)
Net Increase (Decrease) ...............
$ 366,006 $ 84,793 $ 56,796 $ 2,648 $ 644 $ (16,711) $ (1,518) $ (1,794) $ 637,478
Shares:
Sold ............................. 1,018 1,814 17,484 68 78 747 1,171 1,454 55,700
Issued in acquisitions ................. 23,687 5,985 1,800 251 90 343 297 2,503 N/A
Reinvested ........................ 352 2,330 18,634 95 92 1,005 786 2,576 46,428
Redeemed .........................
(1,065) (3,087) (31,975) (209) (195) (3,162) (2,213) (6,456) (55,038)
Net Increase (Decrease) ...............
23,992 7,042 5,943 205 65 (1,067) 41 77 47,090
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (33,828) $ (26,870) $ (187,277) $ (986) $ (869) $ (7,399) $ (6,553) $ (23,037) $ (500,853)
Total Dividends and Distributions
$ (33,828) $ (26,870) $ (187,277) $ (986) $ (869) $ (7,399) $ (6,553) $ (23,037) $ (500,853)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (4,468) $ (23,976) $ (239,570) $ (1,023) $ (1,037) $ (11,544) $ (9,233) $ (31,612) $ (594,475)
Total Dividends and Distributions
$ (4,468) $ (23,976) $ (239,570) $ (1,023) $ (1,037) $ (11,544) $ (9,233) $ (31,612) $ (594,475)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
49
See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 52,050 $ 109,975
Net realized gain (loss) on investments and futures ................................................................................ 289,368 138,078
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(479,467) 515,621
Net Increase (Decrease) in Net Assets Resulting from Operations (138,049) 763,674
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (229,065) (352,547)
Total Dividends and Distributions (229,065) (352,547)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
59,873 84,722
Total Increase (Decrease) in Net Assets (307,241) 495,849
Net Assets
Beginning of period .................................................................................................................
6,022,131 5,526,282
End of period .......................................................................................................................
$ 5,714,890 $ 6,022,131
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 49,465 $ 6,285 $ 40,434 $ 561,501 $ 1,353 $ 2,261 $ 15,443 $ 27,702 $ 25,568
Reinvested ........................ 15,854 1,969 26,250 161,813 383 588 6,024 5,151 10,697
Redeemed .........................
(48,598) (8,241) (74,357) (625,721) (4,079) (3,383) (25,865) (40,885) (67,739)
Net Increase (Decrease) ...............
$ 16,721 $ 13 $ (7,673) $ 97,593 $ (2,343) $ (534) $ (4,398) $ (8,032) $ (31,474)
Shares:
Sold ............................. 2,696 360 2,284 32,871 74 118 852 1,476 1,370
Reinvested ........................ 804 102 1,345 8,208 19 30 305 260 535
Redeemed .........................
(2,660) (469) (4,223) (32,781) (221) (183) (1,409) (2,184) (3,795)
Net Increase (Decrease) ...............
840 (7) (594) 8,298 (128) (35) (252) (448) (1,890)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 73,055 $ 14,673 $ 43,620 $ 821,894 $ 2,428 $ 2,421 $ 21,658 $ 27,270 $ 37,507
Reinvested ........................ 23,705 3,594 41,668 239,122 874 1,250 10,837 9,363 21,590
Redeemed .........................
(71,796) (20,931) (92,724) (873,029) (5,647) (7,191) (55,465) (55,454) (129,570)
Net Increase (Decrease) ...............
$ 24,964 $ (2,664) $ (7,436) $ 187,987 $ (2,345) $ (3,520) $ (22,970) $ (18,821) $ (70,473)
Shares:
Sold ............................. 4,172 857 2,474 47,559 135 137 1,223 1,538 2,094
Reinvested ........................ 1,509 234 2,681 15,236 56 79 689 594 1,356
Redeemed .........................
(4,045) (1,238) (5,277) (49,499) (315) (409) (3,122) (3,165) (7,427)
Net Increase (Decrease) ...............
1,636 (147) (122) 13,296 (124) (193) (1,210) (1,033) (3,977)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (16,123) $ (2,005) $ (26,269) $ (161,818) $ (383) $ (588) $ (6,024) $ (5,151) $ (10,704)
Total Dividends and Distributions
$ (16,123) $ (2,005) $ (26,269) $ (161,818) $ (383) $ (588) $ (6,024) $ (5,151) $ (10,704)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (24,106) $ (3,663) $ (41,712) $ (239,126) $ (874) $ (1,250) $ (10,837) $ (9,377) $ (21,602)
Total Dividends and Distributions
$ (24,106) $ (3,663) $ (41,712) $ (239,126) $ (874) $ (1,250) $ (10,837) $ (9,377) $ (21,602)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
50
See accompanying notes.
Amounts in thousands MidCap Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 50,251 $ 45,478
Net realized gain (loss) on investments ............................................................................................. 111,283 835,172
Net change in unrealized appreciation/depreciation of investments ................................................................
(1,886,964) 3,057,938
Net Increase (Decrease) in Net Assets Resulting from Operations (1,725,430) 3,938,588
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (826,248) (1,485,719)
Total Dividends and Distributions (826,248) (1,485,719)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,296,896 163,549
Total Increase (Decrease) in Net Assets (1,254,782) 2,616,418
Net Assets
Beginning of period .................................................................................................................
17,371,410 14,754,992
End of period .......................................................................................................................
$ 16,116,628 $ 17,371,410
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold .................... $ 113,427 $ 9,637 $ 5,418 $ 2,315,318 $ 5,493 $ 3,299 $ 9,544 $ 8,772 $ 54,222 $ 1,704,950
Reinvested ............... 70,903 9,601 16,080 442,566 4,688 1,002 3,605 3,433 18,239 105,411
Redeemed ................
(178,036) (26,530) (21,688) (2,816,473) (9,677) (5,839) (16,780) (12,830) (86,279) (434,580)
Net Increase (Decrease) ......
$ 6,294 $ (7,292) $ (190) $ (58,589) $ 504 $ (1,538) $ (3,631) $ (625) $ (13,818) $ 1,375,781
Shares:
Sold .................... 4,091 391 214 83,434 210 122 350 312 1,874 57,197
Reinvested ............... 2,385 367 563 14,459 173 36 125 113 605 3,446
Redeemed ................
(6,442) (1,093) (827) (97,811) (395) (222) (617) (452) (3,014) (15,019)
Net Increase (Decrease) ......
34 (335) (50) 82 (12) (64) (142) (27) (535) 45,624
Year Ended October 31, 2019
Dollars:
Sold .................... $ 164,540 $ 7,722 $ 2,632 $ 2,690,232 $ 6,335 $ 4,035 $ 13,055 $ 16,292 $ 80,210 $ 1,020,991
Reinvested ............... 136,988 24,372 29,463 884,102 9,032 2,262 10,368 8,952 34,089 77,955
Redeemed ................
(341,346) (82,835) (29,614) (3,950,842) (11,741) (9,347) (52,540) (50,376) (117,209) (414,228)
Net Increase (Decrease) ......
$ (39,818) $ (50,741) $ 2,481 $ (376,508) $ 3,626 $ (3,050) $ (29,117) $ (25,132) $ (2,910) $ 684,718
Shares:
Sold .................... 6,140 345 100 98,119 254 158 493 593 2,886 36,346
Reinvested ............... 6,224 1,240 1,394 39,155 446 110 483 399 1,531 3,454
Redeemed ................
(12,645) (3,475) (1,153) (147,257) (478) (368) (2,002) (1,771) (4,443) (15,085)
Net Increase (Decrease) ......
(281) (1,890) 341 (9,983) 222 (100) (1,026) (779) (26) 24,715
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2020
From net investment income and net
realized gain on investments ... $ (75,669) $ (11,140) $ (16,087) $ (526,857) $ (4,690) $ (1,045) $ (3,605) $ (3,436) $ (18,294) $ (165,425)
Total Dividends and Distributions
$ (75,669) $ (11,140) $ (16,087) $ (526,857) $ (4,690) $ (1,045) $ (3,605) $ (3,436) $ (18,294) $ (165,425)
Year Ended October 31, 2019
From net investment income and net
realized gain on investments ... $ (147,100) $ (27,873) $ (29,473) $ (1,070,000) $ (9,037) $ (2,417) $ (10,369) $ (8,955) $ (34,190) $ (146,305)
Total Dividends and Distributions
$ (147,100) $ (27,873) $ (29,473) $ (1,070,000) $ (9,037) $ (2,417) $ (10,369) $ (8,955) $ (34,190) $ (146,305)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
51
See accompanying notes.
Amounts in thousands MidCap Value Fund I
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 21,079 $ 22,502
Net realized gain (loss) on investments and futures ................................................................................ 54,159 92,866
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(464,091) 26,620
Net Increase (Decrease) in Net Assets Resulting from Operations (388,853) 141,988
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (127,497) (99,895)
Total Dividends and Distributions (127,497) (99,895)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
59,781 1,518,601
Total Increase (Decrease) in Net Assets (456,569) 1,560,694
Net Assets
Beginning of period .................................................................................................................
2,501,397 940,703
End of period .......................................................................................................................
$ 2,044,828 $ 2,501,397
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 3,824 $ 3,522 $ 46,007 $ 256 $ 196 $ 1,429 $ 1,087 $ 1,934 $ 78,404
Reinvested ........................ 1,257 7,619 13,115 107 128 618 658 1,319 102,537
Redeemed .........................
(4,002) (11,336) (51,887) (721) (669) (2,297) (2,858) (6,006) (124,460)
Net Increase (Decrease) ...............
$ 1,079 $ (195) $ 7,235 $ (358) $ (345) $ (250) $ (1,113) $ (2,753) $ 56,481
Shares:
Sold ............................. 299 284 3,790 21 14 130 86 151 6,152
Reinvested ........................ 88 536 912 8 9 44 46 92 7,119
Redeemed .........................
(318) (905) (3,844) (56) (50) (190) (221) (436) (9,247)
Net Increase (Decrease) ...............
69 (85) 858 (27) (27) (16) (89) (193) 4,024
Year Ended October 31, 2019
(a)
Dollars:
Sold ............................. $ 3,421 $ 2,693 $ 122,583 $ 231 $ 229 $ 2,049 $ 3,436 $ 2,972 $ 1,263,534
Issued in acquisitions ................. 25,751 90,458 56,528 251 957 6,863 4,747 8,965 820,438
Reinvested ........................ – 6,856 87,757 331 258 912 871 2,803 –
Redeemed .........................
(3,836) (13,982) (781,257) (1,174) (1,060) (5,666) (4,343) (12,494) (173,481)
Net Increase (Decrease) ...............
$ 25,336 $ 86,025 $ (514,389) $ (361) $ 384 $ 4,158 $ 4,711 $ 2,246 $ 1,910,491
Shares:
Sold ............................. 247 195 8,983 18 18 153 253 216 91,519
Issued in acquisitions ................. 1,858 6,604 4,084 19 71 502 347 651 59,180
Reinvested ........................ – 579 7,312 29 22 77 74 236 –
Redeemed .........................
(277) (1,030) (57,182) (91) (82) (420) (325) (947) (12,517)
Net Increase (Decrease) ...............
1,828 6,348 (36,803) (25) 29 312 349 156 138,182
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (1,269) $ (7,625) $ (13,232) $ (107) $ (132) $ (618) $ (658) $ (1,319) $ (102,537)
Total Dividends and Distributions
$ (1,269) $ (7,625) $ (13,232) $ (107) $ (132) $ (618) $ (658) $ (1,319) $ (102,537)
Year Ended October 31, 2019
(a)
From net investment income and net realized
gain on investments .................. $ – $ (6,867) $ (87,845) $ (331) $ (266) $ (912) $ (871) $ (2,803) $ –
Total Dividends and Distributions
$ – $ (6,867) $ (87,845) $ (331) $ (266) $ (912) $ (871) $ (2,803) $ –
(a)
Period from April 2, 2019, date operations commenced, through October 31, 2019 for Class A and R-6 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
52
See accompanying notes.
Amounts in thousands Money Market Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 3,228 $ 9,593
Net realized gain (loss) on investments ............................................................................................. – 128
Net change in unrealized appreciation/depreciation of investments ................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 3,228 9,721
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (3,228) (9,721)
Total Dividends and Distributions (3,228) (9,721)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
230,810 31,009
Total Increase (Decrease) in Net Assets 230,810 31,009
Net Assets
Beginning of period .................................................................................................................
520,591 489,582
End of period .......................................................................................................................
$ 751,401 $ 520,591
Class A Class J
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................................................................................................. $ 218,667 $ 285,319
Reinvested ............................................................................................ 1,492 1,673
Redeemed .............................................................................................
(132,779) (143,562)
Net Increase (Decrease) ...................................................................................
$ 87,380 $ 143,430
Shares:
Sold ................................................................................................. 218,667 285,319
Reinvested ............................................................................................ 1,492 1,673
Redeemed .............................................................................................
(132,779) (143,562)
Net Increase (Decrease) ...................................................................................
87,380 143,430
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 202,489 $ 148,381
Reinvested ............................................................................................ 4,651 4,918
Redeemed .............................................................................................
(196,857) (132,573)
Net Increase (Decrease) ...................................................................................
$ 10,283 $ 20,726
Shares:
Sold ................................................................................................. 202,489 148,381
Reinvested ............................................................................................ 4,651 4,918
Redeemed .............................................................................................
(196,857) (132,573)
Net Increase (Decrease) ...................................................................................
10,283 20,726
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ..................................................... $ (1,522) $ (1,706)
Total Dividends and Distributions
$ (1,522) $ (1,706)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (4,738) $ (4,983)
Total Dividends and Distributions
$ (4,738) $ (4,983)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
53
See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 9,983 $ 21,543
Net realized gain (loss) on investments ............................................................................................. 32,658 144,409
Net change in unrealized appreciation/depreciation of investments ................................................................
(131,572) 115,262
Net Increase (Decrease) in Net Assets Resulting from Operations (88,931) 281,214
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (147,162) (547,640)
Total Dividends and Distributions (147,162) (547,640)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
30,416 290,807
Total Increase (Decrease) in Net Assets (205,677) 24,381
Net Assets
Beginning of period .................................................................................................................
1,787,455 1,763,074
End of period .......................................................................................................................
$ 1,581,778 $ 1,787,455
Class A Class C Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 20,738 $ 2,228 $ 52,095 $ 239 $ 108 $ 764 $ 2,099 $ 5,571
Reinvested .................................. 80,100 4,432 56,157 141 101 1,185 1,305 2,830
Redeemed ...................................
(72,574) (5,560) (102,619) (363) (1,377) (2,702) (5,342) (9,140)
Net Increase (Decrease) .........................
$ 28,264 $ 1,100 $ 5,633 $ 17 $ (1,168) $ (753) $ (1,938) $ (739)
Shares:
Sold ....................................... 447 75 1,043 5 2 16 45 119
Reinvested .................................. 1,621 140 1,101 3 2 24 26 56
Redeemed ...................................
(1,566) (192) (2,134) (8) (28) (57) (108) (186)
Net Increase (Decrease) .........................
502 23 10 – (24) (17) (37) (11)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 42,317 $ 3,878 $ 142,531 $ 310 $ 483 $ 2,149 $ 2,697 $ 6,589
Reinvested .................................. 278,304 19,350 223,236 666 575 4,983 5,398 10,526
Redeemed ...................................
(147,369) (22,354) (254,524) (1,186) (1,667) (5,748) (6,335) (14,002)
Net Increase (Decrease) .........................
$ 173,252 $ 874 $ 111,243 $ (210) $ (609) $ 1,384 $ 1,760 $ 3,113
Shares:
Sold ....................................... 905 121 2,608 6 11 44 54 141
Reinvested .................................. 6,806 704 5,300 16 14 122 131 253
Redeemed ...................................
(3,098) (725) (5,386) (24) (33) (120) (138) (280)
Net Increase (Decrease) .........................
4,613 100 2,522 (2) (8) 46 47 114
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (80,938) $ (4,476) $ (56,168) $ (141) $ (119) $ (1,185) $ (1,305) $ (2,830)
Total Dividends and Distributions
$ (80,938) $ (4,476) $ (56,168) $ (141) $ (119) $ (1,185) $ (1,305) $ (2,830)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (282,366) $ (19,604) $ (223,276) $ (666) $ (820) $ (4,983) $ (5,398) $ (10,527)
Total Dividends and Distributions
$ (282,366) $ (19,604) $ (223,276) $ (666) $ (820) $ (4,983) $ (5,398) $ (10,527)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
54
See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 42,450 $ 65,763
Net realized gain (loss) on investments ............................................................................................. (22,375) 85,723
Net change in unrealized appreciation/depreciation of investments ................................................................
(1,006,765) 935,521
Net Increase (Decrease) in Net Assets Resulting from Operations (986,690) 1,087,007
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (93,432) (161,995)
Total Dividends and Distributions (93,432) (161,995)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
319,244 592,953
Total Increase (Decrease) in Net Assets (760,878) 1,517,965
Net Assets
Beginning of period .................................................................................................................
5,178,663 3,660,698
End of period .......................................................................................................................
$ 4,417,785 $ 5,178,663
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................... $ 53,618 $ 5,704 $ 8,638 $ 739,083 $ 569 $ 1,240 $ 6,412 $ 6,117 $ 19,072 $ 287,712
Reinvested .............. 4,693 641 3,061 41,340 47 141 668 630 2,559 30,364
Redeemed ...............
(53,371) (9,342) (18,239) (528,111) (1,696) (4,294) (9,090) (9,401) (24,987) (234,534)
Net Increase (Decrease) .....
$ 4,940 $ (2,997) $ (6,540) $ 252,312 $ (1,080) $ (2,913) $ (2,010) $ (2,654) $ (3,356) $ 83,542
Shares:
Sold ................... 2,071 221 342 29,423 20 51 256 244 765 10,985
Reinvested .............. 188 26 127 1,675 2 6 27 26 107 1,231
Redeemed ...............
(2,144) (404) (753) (21,874) (64) (178) (363) (387) (1,013) (9,415)
Net Increase (Decrease) .....
115 (157) (284) 9,224 (42) (121) (80) (117) (141) 2,801
Year Ended October 31, 2019
Dollars:
Sold ................... $ 101,474 $ 8,514 $ 10,383 $ 1,122,318 $ 877 $ 3,460 $ 10,615 $ 7,340 $ 33,731 $ 456,892
Reinvested .............. 8,457 1,374 6,127 68,954 129 308 1,418 1,462 5,972 49,760
Redeemed ...............
(83,348) (14,159) (20,500) (743,664) (1,330) (8,553) (13,628) (18,527) (76,193) (326,710)
Net Increase (Decrease) .....
$ 26,583 $ (4,271) $ (3,990) $ 447,608 $ (324) $ (4,785) $ (1,595) $ (9,725) $ (36,490) $ 179,942
Shares:
Sold ................... 3,928 337 412 44,216 34 141 427 298 1,369 17,814
Reinvested .............. 351 59 262 2,820 6 14 61 64 259 2,046
Redeemed ...............
(3,284) (577) (833) (29,255) (52) (354) (549) (779) (3,137) (13,132)
Net Increase (Decrease) .....
995 (181) (159) 17,781 (12) (199) (61) (417) (1,509) 6,728
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2020
From net investment income and
net realized gain on investments $ (6,000) $ (659) $ (3,064) $ (43,908) $ (47) $ (184) $ (669) $ (630) $ (2,561) $ (35,710)
Total Dividends and
Distributions
$ (6,000) $ (659) $ (3,064) $ (43,908) $ (47) $ (184) $ (669) $ (630) $ (2,561) $ (35,710)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (10,877) $ (1,415) $ (6,134) $ (72,964) $ (129) $ (487) $ (1,419) $ (1,462) $ (5,975) $ (61,133)
Total Dividends and
Distributions
$ (10,877) $ (1,415) $ (6,134) $ (72,964) $ (129) $ (487) $ (1,419) $ (1,462) $ (5,975) $ (61,133)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
55
See accompanying notes.
Amounts in thousands Short-Term Income Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 55,420 $ 118,152
Net realized gain (loss) on investments ............................................................................................. 14,902 17,597
Net change in unrealized appreciation/depreciation of investments ................................................................
5,895 107,667
Net Increase (Decrease) in Net Assets Resulting from Operations 76,217 243,416
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (57,373) (118,525)
Total Dividends and Distributions (57,373) (118,525)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(2,331) 354,233
Total Increase (Decrease) in Net Assets 16,513 479,124
Net Assets
Beginning of period .................................................................................................................
5,265,524 4,786,400
End of period .......................................................................................................................
$ 5,282,037 $ 5,265,524
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 116,279 $ 17,653 $ 38,982 $ 841,964 $ 864 $ 320 $ 1,859 $ 2,446 $ 5,065
Reinvested ........................ 2,663 248 1,300 51,665 4 11 111 34 139
Redeemed .........................
(100,860) (12,537) (29,456) (931,036) (273) (217) (1,723) (3,059) (4,777)
Net Increase (Decrease) ...............
$ 18,082 $ 5,364 $ 10,826 $ (37,407) $ 595 $ 114 $ 247 $ (579) $ 427
Shares:
Sold ............................. 9,462 1,441 3,169 68,365 70 26 152 199 413
Reinvested ........................ 216 20 106 4,195 – 1 9 3 11
Redeemed .........................
(8,229) (1,023) (2,415) (76,059) (22) (18) (140) (248) (392)
Net Increase (Decrease) ...............
1,449 438 860 (3,499) 48 9 21 (46) 32
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 158,743 $ 26,066 $ 28,487 $ 1,293,385 $ 1,280 $ 293 $ 4,007 $ 3,607 $ 11,191
Reinvested ........................ 5,628 744 2,844 105,626 10 24 262 84 312
Redeemed .........................
(154,038) (39,709) (26,686) (1,045,019) (1,718) (684) (5,048) (8,351) (7,107)
Net Increase (Decrease) ...............
$ 10,333 $ (12,899) $ 4,645 $ 353,992 $ (428) $ (367) $ (779) $ (4,660) $ 4,396
Shares:
Sold ............................. 13,060 2,158 2,343 106,073 106 24 328 298 925
Reinvested ........................ 462 61 234 8,675 1 2 21 7 26
Redeemed .........................
(12,676) (3,270) (2,196) (86,053) (142) (56) (414) (694) (585)
Net Increase (Decrease) ...............
846 (1,051) 381 28,695 (35) (30) (65) (389) 366
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (3,039) $ (267) $ (1,316) $ (52,450) $ (4) $ (12) $ (112) $ (34) $ (139)
Total Dividends and Distributions
$ (3,039) $ (267) $ (1,316) $ (52,450) $ (4) $ (12) $ (112) $ (34) $ (139)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (6,650) $ (804) $ (2,862) $ (107,510) $ (10) $ (28) $ (263) $ (86) $ (312)
Total Dividends and Distributions
$ (6,650) $ (804) $ (2,862) $ (107,510) $ (10) $ (28) $ (263) $ (86) $ (312)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
56
See accompanying notes.
Amounts in thousands SmallCap Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 1,118 $ 976
Net realized gain (loss) on investments ............................................................................................. 570 41,296
Net change in unrealized appreciation/depreciation of investments ................................................................
(100,247) 3,345
Net Increase (Decrease) in Net Assets Resulting from Operations (98,559) 45,617
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (39,575) (83,738)
Total Dividends and Distributions (39,575) (83,738)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
14,192 63,674
Total Increase (Decrease) in Net Assets (123,942) 25,553
Net Assets
Beginning of period .................................................................................................................
667,978 642,425
End of period .......................................................................................................................
$ 544,036 $ 667,978
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................... $ 8,315 $ 1,221 $ 4,259 $ 26,953 $ 83 $ 203 $ 905 $ 4,628 $ 3,485 $ 6,225
Reinvested .............. 12,521 1,738 11,886 6,115 135 80 520 1,462 1,375 3,537
Redeemed ...............
(18,877) (3,835) (15,169) (26,457) (558) (845) (2,267) (3,542) (4,407) (5,497)
Net Increase (Decrease) .....
$ 1,959 $ (876) $ 976 $ 6,611 $ (340) $ (562) $ (842) $ 2,548 $ 453 $ 4,265
Shares:
Sold ................... 440 81 243 1,432 5 11 50 251 164 329
Reinvested .............. 602 96 602 269 7 4 25 67 61 156
Redeemed ...............
(1,021) (240) (859) (1,386) (32) (45) (120) (193) (218) (275)
Net Increase (Decrease) .....
21 (63) (14) 315 (20) (30) (45) 125 7 210
Year Ended October 31, 2019
Dollars:
Sold ................... $ 18,837 $ 2,399 $ 5,002 $ 57,610 $ 235 $ 783 $ 2,007 $ 11,173 $ 10,114 $ 21,386
Reinvested .............. 27,519 4,816 25,797 9,936 328 209 1,454 2,552 2,996 6,629
Redeemed ...............
(34,259) (11,757) (20,064) (46,417) (393) (1,790) (4,843) (5,777) (11,124) (11,684)
Net Increase (Decrease) .....
$ 12,097 $ (4,542) $ 10,735 $ 21,129 $ 170 $ (798) $ (1,382) $ 7,948 $ 1,986 $ 16,331
Shares:
Sold ................... 941 134 259 2,632 12 42 98 527 453 960
Reinvested .............. 1,579 314 1,555 525 20 13 84 140 160 350
Redeemed ...............
(1,696) (680) (1,040) (2,147) (20) (92) (239) (271) (508) (531)
Net Increase (Decrease) .....
824 (232) 774 1,010 12 (37) (57) 396 105 779
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2020
From net investment income and
net realized gain on investments $ (12,615) $ (1,744) $ (11,894) $ (6,138) $ (135) $ (155) $ (520) $ (1,462) $ (1,375) $ (3,537)
Total Dividends and
Distributions
$ (12,615) $ (1,744) $ (11,894) $ (6,138) $ (135) $ (155) $ (520) $ (1,462) $ (1,375) $ (3,537)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (27,833) $ (4,846) $ (25,810) $ (10,800) $ (328) $ (490) $ (1,454) $ (2,552) $ (2,996) $ (6,629)
Total Dividends and
Distributions
$ (27,833) $ (4,846) $ (25,810) $ (10,800) $ (328) $ (490) $ (1,454) $ (2,552) $ (2,996) $ (6,629)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
57
See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 5,525 $ 9,472
Net realized gain (loss) on investments and futures ................................................................................ (24,642) (18,893)
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(204,906) 58,624
Net Increase (Decrease) in Net Assets Resulting from Operations (224,023) 49,203
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (9,195) (165,869)
Total Dividends and Distributions (9,195) (165,869)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(17,339) 51,180
Total Increase (Decrease) in Net Assets (250,557) (65,486)
Net Assets
Beginning of period .................................................................................................................
1,014,967 1,080,453
End of period .......................................................................................................................
$ 764,410 $ 1,014,967
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 908 $ 773 $ 25,033 $ 109 $ 199 $ 987 $ 377 $ 2,513 $ 41,690
Reinvested ........................ 39 77 1,052 – 1 24 26 131 7,830
Redeemed .........................
(1,221) (1,778) (20,782) (312) (703) (2,443) (1,798) (2,532) (67,539)
Net Increase (Decrease) ...............
$ (274) $ (928) $ 5,303 $ (203) $ (503) $ (1,432) $ (1,395) $ 112 $ (18,019)
Shares:
Sold ............................. 97 89 3,136 14 23 133 43 276 4,689
Reinvested ........................ 4 7 95 – – 2 2 12 711
Redeemed .........................
(134) (196) (2,247) (37) (76) (268) (189) (255) (6,658)
Net Increase (Decrease) ...............
(33) (100) 984 (23) (53) (133) (144) 33 (1,258)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 2,382 $ 961 $ 37,432 $ 155 $ 786 $ 1,307 $ 928 $ 2,956 $ 46,030
Reinvested ........................ 1,126 2,679 19,932 153 198 1,350 748 3,622 135,951
Redeemed .........................
(2,222) (2,530) (57,135) (302) (1,379) (3,954) (1,215) (7,520) (131,259)
Net Increase (Decrease) ...............
$ 1,286 $ 1,110 $ 229 $ 6 $ (395) $ (1,297) $ 461 $ (942) $ 50,722
Shares:
Sold ............................. 231 95 3,699 17 87 134 92 287 4,513
Reinvested ........................ 126 305 2,195 18 24 157 85 407 14,977
Redeemed .........................
(216) (254) (5,576) (32) (147) (396) (121) (762) (12,795)
Net Increase (Decrease) ...............
141 146 318 3 (36) (105) 56 (68) 6,695
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (39) $ (77) $ (1,066) $ – $ (2) $ (24) $ (26) $ (131) $ (7,830)
Total Dividends and Distributions
$ (39) $ (77) $ (1,066) $ – $ (2) $ (24) $ (26) $ (131) $ (7,830)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (1,127) $ (2,679) $ (19,932) $ (153) $ (307) $ (1,350) $ (748) $ (3,622) $ (135,951)
Total Dividends and Distributions
$ (1,127) $ (2,679) $ (19,932) $ (153) $ (307) $ (1,350) $ (748) $ (3,622) $ (135,951)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
58
See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 7,669 $ 15,036
Net realized gain (loss) on investments ............................................................................................. (5,153) 1,804
Net change in unrealized appreciation/depreciation of investments ................................................................
(41,573) 25,570
Net Increase (Decrease) in Net Assets Resulting from Operations (39,057) 42,410
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (6,895) (13,837)
Total Dividends and Distributions (6,895) (13,837)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
64,866 165,957
Total Increase (Decrease) in Net Assets 18,914 194,530
Net Assets
Beginning of period .................................................................................................................
561,148 366,618
End of period .......................................................................................................................
$ 580,062 $ 561,148
Class A Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................................................................... $ 57,685 $ 9,827 $ 124,285
Reinvested .................................................................................. 3,686 271 2,174
Redeemed ...................................................................................
(56,040) (5,929) (71,093)
Net Increase (Decrease) .........................................................................
$ 5,331 $ 4,169 $ 55,366
Shares:
Sold ....................................................................................... 7,791 1,314 16,798
Reinvested .................................................................................. 501 37 296
Redeemed ...................................................................................
(7,907) (823) (9,716)
Net Increase (Decrease) .........................................................................
385 528 7,378
Year Ended October 31, 2019
Dollars:
Sold ....................................................................................... $ 124,394 $ 21,163 $ 117,088
Reinvested .................................................................................. 8,327 642 3,151
Redeemed ...................................................................................
(63,546) (11,114) (34,148)
Net Increase (Decrease) .........................................................................
$ 69,175 $ 10,691 $ 86,091
Shares:
Sold ....................................................................................... 17,170 2,924 16,092
Reinvested .................................................................................. 1,148 88 432
Redeemed ...................................................................................
(8,854) (1,540) (4,748)
Net Increase (Decrease) .........................................................................
9,464 1,472 11,776
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ........................................... $ (4,172) $ (306) $ (2,417)
Total Dividends and Distributions
$ (4,172) $ (306) $ (2,417)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ........................................... $ (9,516) $ (743) $ (3,578)
Total Dividends and Distributions
$ (9,516) $ (743) $ (3,578)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
59
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal Fund, Core
Fixed Income Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets
Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Income
Fund, High Yield Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund I,
LargeCap S&P 500 Index Fund, MidCap Fund, MidCap Value Fund I, Money Market Fund, Principal Capital Appreciation Fund, Real Estate
Securities Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6.
Information presented in these financial statements pertains to Class A and Class C shares. Certain detailed financial information for Class J,
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares is provided separately.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946 , Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective January 11, 2019, Class C shares discontinued and converted into Class A shares for Core Plus Bond Fund, Inflation Protection
Fund, and LargeCap Growth Fund.
Effective March 1, 2019, the initial purchase of $10,000 of R-6 shares of Diversified International Fund was made by the Manager.
Effective April 2, 2019, the initial purchases of $10,000 of Class A and R-6 shares of MidCap Value Fund I were made by the Manager.
Effective April 12, 2019, MidCap Value Fund I, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of
MidCap Value Fund III pursuant to a plan of reorganization approved by shareholders on April 5, 2019. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 57,375,000 shares from MidCap Value Fund III for 73,317,000 shares valued at $1,014,959,000 of MidCap Value Fund I at an approximate exchange rate of 1.27, 1.21, 1.28, 1.27, 1.26, 1.22, 1.20, 1.21, and 1.29 for Class A, Class J,
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares, respectively. The investment securities of MidCap Value Fund III, with a fair value of approximately $978,380,000 and a cost of $943,248,000 and $35,891,000 cash were the primary assets acquired by MidCap
Value Fund I on April 12, 2019. For financial reporting purposes, assets received and shares issued by MidCap Value Fund I were recorded at fair value; however, the cost basis of the investments received from MidCap Value Fund III were maintained through the reorganization.
The net assets of MidCap Value Fund III and MidCap Value Fund I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $1,015,084,000 ($6,857,000 of accumulated realized loss) and $951,721,000, respectively. The net assets of MidCap Value
Fund I immediately following the acquisition were $1,966,805,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2018, the beginning of the fiscal year for MidCap Value Fund I, MidCap
Value Fund I’s pro forma results of operations for the year ended October 31, 2019, would have been $28,811,000 of net investment income,
$177,351,000 of net realized and unrealized gain on investments, and $206,162,000 of net increase in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MidCap Value Fund III that have been included in MidCap Value Fund I’s statement of operations since April 12, 2019.
Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.
Effective October 11, 2019, LargeCap Growth Fund I, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of LargeCap Growth Fund, pursuant to a plan of reorganization approved by shareholders on October 4, 2019. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 105,049,000 shares from LargeCap Growth Fund for 34,956,000 shares valued at $519,500,000 of LargeCap Growth Fund I at an approximate exchange rate of .33, .33, .36, .32, .35, .41, .40, and .38 for Class A, Class J, Institutional,
R-1, R-2, R-3, R-4, and R-5 classes of shares, respectively. The investment securities of LargeCap Growth Fund, with a fair value of approximately $503,006,000 and a cost of $471,973,000 and $16,841,000 cash were the primary assets acquired by LargeCap Growth Fund
I on October 11, 2019. For financial reporting purposes, assets received and shares issued by LargeCap Growth Fund I were recorded at fair value; however, the cost basis of the investments received from LargeCap Growth Fund were maintained through the reorganization.
The net assets of LargeCap Growth Fund and LargeCap Growth Fund I immediately prior to the acquisition in accordance with U.S. GAAP

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
60
were approximately $519,691,000 ($3,739,000 of accumulated realized gain) and $8,814,012,000, respectively. The net assets of LargeCap
Growth Fund I immediately following the acquisition were $9,333,703,000. In accordance with Sections 381-384 of the Internal Revenue
Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2018, the beginning of the fiscal year for LargeCap Growth Fund I, LargeCap
Growth Fund I’s pro forma results of operations for the year ended October 31, 2019, would have been $14,855,000 of net investment income, $1,450,175,000 of net realized and unrealized gain on investments, and $1,465,030,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Fund that have been included in
LargeCap Growth Fund I’s statement of operations since October 12, 2019.
Effective December 20, 2019, Diversified International Fund, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of Global Opportunities Fund, a series of the Fund, pursuant to a plan of reorganization approved by shareholders on December 18,
2019. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 4,597,000 shares from Global Opportunities Fund for
1,150,000 shares valued at $14,798,000 of Diversified International Fund at an approximate exchange rate of .27 and .29 for Class A and
Institutional classes of shares, respectively. The investment securities of Global Opportunities Fund, with a fair value of approximately
$12,835,000 and a cost of $12,014,000 and $3,574,000 cash were the primary assets acquired by Diversified International Fund on December
20, 2019. For financial reporting purposes, assets received and shares issued by Diversified International Fund were recorded at fair value;
however, the cost basis of the investments received from Global Opportunities Fund were maintained through the reorganization. The net assets of Global Opportunities Fund and Diversified International Fund immediately prior to the acquisition in accordance with U.S.
GAAP were approximately $16,894,000 ($953,000 of accumulated realized gain) and $12,519,093,000, respectively. The net assets of
Diversified International Fund immediately following the acquisition were $12,535,987,000. In accordance with Sections 381-384 of the
Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2019, the beginning of the fiscal year for Diversified International Fund,
Diversified International Fund’s pro forma results of operations for the period ended April 30, 2020, would have been $84,605,000 of net investment income, $1,453,947,000 of net realized and unrealized loss on investments, and $1,369,342,000 of net decrease in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Global Opportunities Fund that have been included in Diversified International Fund’s statement of operations since December 21, 2019.
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. Certain of the Funds invest in Institutional Class shares of other series of the Fund. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. The Funds also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund's net asset value. The shares of the other series of Principal Funds, Inc. and other publicly traded investment funds are referred to as the “Underlying Funds”.
The Funds (with the exception of Money Market Fund) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available,
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
61
which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors, as may occasionally be necessary.
Money Market Fund qualifies as a retail money market fund. This fund values securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of April 30,
2020:
Diversified International Fund
Euro 18 .3%
Japanese Yen 16 .0
Swiss Franc 9 .0
Canadian Dollar 7 .5
British Pound Sterling 7 .1
Hong Kong Dollar 6 .9
Finisterre Unconstrained Emerging Markets Bond Fund
Peruvian Sol 5 .5%
Euro 5 .3
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
62
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.
Distributions from Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund,
Core Fixed Income Fund, Core Plus Bond Fund, Government & High Quality Bond Fund, High Yield Fund, Short-Term Income Fund and
Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other
Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S.
GAAP. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, inverse floating rate securities, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments,
REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384
Global Real Estate Securities Fund
Japanese Yen 11 .5%
Euro 9 .0
Hong Kong Dollar 6 .5
British Pound Sterling 5 .8
International Emerging Markets Fund
Hong Kong Dollar 20 .9%
New Taiwan Dollar 13 .1
South Korean Won 12 .9
Indian Rupee 9 .6
International Fund I
Hong Kong Dollar 15 .2%
Japanese Yen 14 .4
British Pound Sterling 12 .2
Euro 11 .9
Swiss Franc 7 .0
New Taiwan Dollar 6 .9
Canadian Dollar 6 .7
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
63
of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2020 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2016-2018 or from commencement of the fund’s operations to
2018.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.
Gains realized upon the disposition of certain foreign securities held by certain of the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. In certain countries, realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statements of assets and liabilities.
At April 30, 2020 , International Emerging Markets Fund had a foreign tax refund receivable of $454,000 relating to foreign securities.
Recent Accounting Pronouncements. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update
(“ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair
Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The
ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of October 31, 2018, the Funds have adopted the removal and modification of applicable disclosures.
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt
Securities , which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Funds have adopted the new amendment as of November 1, 2019. The adoption of the ASU resulted in a cumulative effective adjustment to components within total distributable earnings (accumulated loss) on the statements of assets and liabilities as of the beginning of the fiscal year. This cumulative effective adjustment did not have a material impact on the financial statements and did not impact net assets of the Funds.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). As of April
30, 2020 , International Fund I had outstanding borrowings of $1,790,000. As of April 30, 2020 , MidCap Value Fund I had outstanding loans of $1,790,000 . The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
64
During the period ended April 30, 2020, Funds lending to the Facility were as follows (amounts in thousands):
During the period ended April 30, 2020, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds (with the exception of High Income Fund) participate with other registered investment companies managed by the
Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations.
There were no outstanding borrowings against the line of credit as of April 30, 2020.
During the period ended April 30, 2020, Funds borrowing against the line of credit were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Core Fixed Income Fund $ 5,056 2.17%
Core Plus Bond Fund 90 2.13
Diversified International Fund 10,567 1.29
Equity Income Fund 2,225 2.14
Global Diversified Income Fund 1,160 2.12
Global Real Estate Securities Fund 199 1.18
Government & High Quality Bond Fund 294 2.13
High Income Fund 42 1.09
High Yield Fund 80 2.18
International Emerging Markets Fund 10 1.60
International Fund I 1 2.13
LargeCap Growth Fund I 399 2.03
LargeCap S&P 500 Index Fund 779 2.15
MidCap Fund 16 1.01
MidCap Value Fund I 17 1.15
Principal Capital Appreciation Fund 70 0.99
Real Estate Securities Fund 221 2.13
SmallCap Fund 5 2.17
SmallCap Value Fund II 13 1.95
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
California Municipal Fund $ 109 1.16%
Core Plus Bond Fund 52 2.15
Diversified International Fund 1,088 2.15
Finisterre Unconstrained Emerging Markets Bond Fund 9 0.93
Global Real Estate Securities Fund 3,330 2.16
Government & High Quality Bond Fund 145 1.01
Inflation Protection Fund 6 1.44
International Emerging Markets Fund 30 2.18
International Fund I 484 1.89
LargeCap Growth Fund I 2,970 2.15
LargeCap S&P 500 Index Fund 453 2.13
MidCap Fund 3,378 2.14
SmallCap Value Fund II 111 2.15
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Global Diversified Income Fund $ 88 2.75%
Tax-Exempt Bond Fund 467 2.05
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
65
Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. Contingent convertible securities (“CoCos”), are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-
concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence. As of April 30, 2020 , Funds investing in CoCos, as a percentage of net assets, were as follows:
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund and Inflation Protection
Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
As of April 30, 2020, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Core Plus Bond Fund 1.03%
Finisterre Unconstrained Emerging Markets Bond Fund 4.68
Global Diversified Income Fund 2.33
High Yield Fund 0.85
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Finisterre Unconstrained Emerging Markets Bond Fund
Barclays Bank PLC
Credit Default Swaps $ 99 5 $ — $ 99 5
Foreign Currency Contracts 16 (193) (177)
$ 1,01 1 $ (193) $ 81 8 $ — $ 81 8
Citigroup Inc
Credit Default Swaps 514 (40) 474
Foreign Currency Contracts — (2) (2)
$ 514 $ (4 2 ) $ 472 $ — $ 472
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
66
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Finisterre Unconstrained Emerging Markets Bond Fund (continued)
Goldman Sachs & Co
Credit Default Swaps $ 321 $ (2 7 ) $ 294
Foreign Currency Contracts 22 (10) 12
$ 34 3 $ (3 7 ) $ 306 $ — $ 306
HSBC Securities Inc
Foreign Currency Contracts 56 6 (44 7 ) 11 9
$ 56 6 $ (44 7 ) $ 11 9 $ — $ 11 9
JPMorgan Chase
Credit Default Swaps — (64 7 ) (64 7 )
Foreign Currency Contracts 64 3 (22 4 ) 419
$ 64 3 $ (87 1 ) $ (2 28 )
$ 228 ^^
$ —
Total OTC $ 3,07 7 $ (1,590) $ 1,48 7 $ — $ 1,487
Global Diversified Income Fund
Bank of New York Mellon
Foreign Currency Contracts 5 (104) (99)
$ 5 $ (104) $ (99) $ — $ (99)
Barclays Bank PLC
Foreign Currency Contracts 29 (20) 9
$ 29 $ (20) $ 9
$ (9) ^
$ —
Goldman Sachs & Co
Foreign Currency Contracts 208 — 208
$ 208 $ — $ 208 $ — $ 208
HSBC Securities Inc
Foreign Currency Contracts 2,301 (40 6 ) 1,89 5
$ 2,301 $ (40 6 ) $ 1,89 5 $ — $ 1,89 5
JPMorgan Chase
Foreign Currency Contracts 64 1 (270) 371
$ 64 1 $ (270) $ 371 $ — $ 371
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts — (8 4 ) (8 4 )
$ — $ (8 4 ) $ (8 4 )
$ 84 ^^
$ —
Toronto Dominion Bank
Foreign Currency Contracts 10 (48) (3 8 )
$ 10 $ (48) $ (3 8 )
$ 38 ^^
$ —
Total OTC $ 3,19 4 $ (932) $ 2,262 $ — $ 2,262
High Income Fund
Bank of New York Mellon
Foreign Currency Contracts 5 (107) (102)
$ 5 $ (107) $ (102) $ — $ (102)
Total OTC $ 5 $ (107) $ (102) $ — $ (102)
Inflation Protection Fund
Bank of America NA
Foreign Currency Contracts 183 (317) (13 4 )
$ 183 $ (317) $ (13 4 ) $ — $ (13 4 )
Barclays Bank PLC
Foreign Currency Contracts 206 (93) 113
Purchased Capped Options 240 — 240
Purchased Interest Rate Swaptions 6,13 2 — 6,13 2
Written Capped Options — (117) (117)
Written Interest Rate Swaptions — (9,30 3 ) (9,30 3 )
$ 6,57 8 $ (9,51 3 ) $ (2,93 5 ) $ — $ (2,93 5 )
BMO Capital Markets
Foreign Currency Contracts — (9) (9)
$ — $ (9) $ (9) $ — $ (9)
BNP Paribas
Foreign Currency Contracts 32 — 32
$ 32 $ — $ 32 $ — $ 32
Citigroup Inc
Foreign Currency Contracts — (80) (80)
Purchased Options — — —
$ — $ (80) $ (80) $ — $ (80)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
67
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short.
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Inflation Protection Fund (continued)
Deutsche Bank AG
Foreign Currency Contracts $ — $ (22 5 ) $ (22 5 )
Purchased Capped Options 6 — 6
Purchased Interest Rate Swaptions 1,028 — 1,028
Written Capped Options — — —
Written Interest Rate Swaptions — (2,43 7 ) (2,43 7 )
Written Options — — —
$ 1,034 $ (2,66 2 ) $ (1,62 8 ) $ — $ (1,62 8 )
Goldman Sachs & Co
Foreign Currency Contracts 31 8 (33 8 ) (20)
$ 31 8 $ (33 8 ) $ (20) $ — $ (20)
JPMorgan Chase
Foreign Currency Contracts 164 (76 8 ) (60 4 )
Purchased Capped Options 10 — 10
Purchased Interest Rate Swaptions 1,99 2 — 1,99 2
Written Capped Options — (7) (7)
Written Interest Rate Swaptions — (1,5 80 ) (1,5 80 )
$ 2,166 $ (2,35 5 ) $ (18 9 ) $ — $ (18 9 )
Morgan Stanley & Co
Foreign Currency Contracts 402 (590) (188)
Purchased Interest Rate Swaptions 41 7 — 41 7
Written Interest Rate Swaptions — (1,87 5 ) (1,87 5 )
$ 81 9 $ (2,46 5 ) $ (1,64 6 ) $ — $ (1,64 6 )
Royal Bank of Scotland
Foreign Currency Contracts 8 — 8
$ 8 $ — $ 8 $ — $ 8
UBS AG
Foreign Currency Contracts 95 (2) 93
$ 95 $ (2) $ 93 $ — $ 93
Wells Fargo Securities LLC
Purchased Options 105 — 105
$ 105 $ — $ 105 $ — $ 105
Westpac Banking Corporation
Foreign Currency Contracts 7 3 (71) 2
$ 7 3 $ (71) $ 2 $ — $ 2
Total OTC $ 11,41 1 $ (17,812) $ (6,40 1 ) $ — $ (6,401)
* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statement of assets and liabilities.
^ The counterparty has pledged cash or securities to the fund as collateral in a segregated account which is not included in the assets of the fund.
^^ The fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
68
As of April 30, 2020, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of April 30, 2020, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statements of assets and liabilities.
The fund holds the “floating rate notes issued” in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end, the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balances of the “floating rate notes issued” as of April 30, 2020 were $15,405,000 and $13,388,000 for California Municipal Fund and Tax-
Exempt Bond Fund, respectively. The average outstanding balances for the liability during the period ended April 30, 2020 were $9,254,000 and $14,618,000 at weighted average annual interest rates of 2.80% and 2.26% for California Municipal Fund and Tax-Exempt Bond Fund,
respectively. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
Total Deposits
with Counterparty
Core Plus Bond Fund $ — $ 4 $ 4
Finisterre Unconstrained Emerging Markets
Bond Fund 1,905 8,079 9,984
Global Diversified Income Fund 523 9,921 10,444
Government & High Quality Bond Fund 1,908 — 1,908
High Income Fund 3,905 — 3,905
High Yield Fund 5,276 — 5,276
Inflation Protection Fund 14,195 — 14,195
LargeCap Growth Fund I 5,760 — 5,760
LargeCap S&P 500 Index Fund 13,944 — 13,944
MidCap Value Fund I 1,904 — 1,904
SmallCap Value Fund II 746 — 746
ISDA (OTC
Derivatives)
Global Diversified Income Fund $ 290
Inflation Protection Fund 450
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
69
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted.
Pursuant to the contracts, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price.
During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses.
These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on "to-be-announced" ("TBA") securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the period, Global Diversified Income Fund and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted)
that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
70
put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-
registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statements of operations. As of  April 30, 2020 , the Funds had securities on loan as follows (amounts in thousands):
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Market Value Collateral Value
Core Fixed Income Fund $ 5,607 $ 5,767
Core Plus Bond Fund 1,352 1,382
Diversified International Fund 16,714 17,799
Equity Income Fund 1,851 1,908
Global Diversified Income Fund 43,170 46,418
Global Real Estate Securities Fund 12,150 12,474
High Income Fund 26,167 27,508
High Yield Fund 31,567 32,296
Inflation Protection Fund — —
International Fund I 2,836 3,020
LargeCap Growth Fund I 69,639 74,069
LargeCap S&P 500 Index Fund 6,497 6,897
MidCap Fund 161,694 177,323
MidCap Value Fund I 2,918 3,110
Principal Capital Appreciation Fund — —
Short-Term Income Fund 6,327 6,513
SmallCap Fund 16,686 17,666
SmallCap Value Fund II 12,300 13,175
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
71
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities, as applicable.
As of April 30, 2020, the commitments were as follows (amounts in thousands):
Short Sales. Global Diversified Income Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund,
High Income Fund, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. Centrally cleared swaps are valued using the last traded price from the preliminary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
Unfunded Loan Commitment Unrealized gain/loss
Core Plus Bond Fund $ 11 $ (1)
High Yield Fund 576 (69)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
72
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2020 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
73
payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., and some of the Underlying Funds.  The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Underlying Funds can be found at www.prinicpalfunds.com.
As of April 30, 2020, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Underlying Funds listed below:
Underlying Funds. An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., and each of the Underlying Funds.  The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Underlying Funds can be found at www.prinicpalfunds.com.
As of April 30, 2020, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Underlying Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported
Fund
Total Percentage of
Outstanding Shares Owned Fund
Total Percentage of
Outstanding Shares Owned
Core Fixed Income Fund 60.63% Inflation Protection Fund 44.00%
Diversified International Fund 31.66 LargeCap Growth Fund I 19.10
Equity Income Fund 29.82 LargeCap S&P 500 Index Fund 52.54
Global Diversified Income Fund 2.83 MidCap Fund 2.92
Global Real Estate Securities Fund 14.59 MidCap Value Fund I 33.72
Government & High Quality Bond Fund 52.73 Real Estate Securities Fund 4.86
High Income Fund 30.41 Short-Term Income Fund 36.05
High Yield Fund 8.53 SmallCap Value Fund II 34.76
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
74
by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives April 30, 2020 Liability Derivatives April 30, 2020
Derivatives not accounted
for as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Fund
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ 463
*
Payables, Total distributable earnings (accumulated loss)
$ —
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 160
*
Payables, Total distributable earnings (accumulated loss)
$ 373
*
Total
$ 623 $ 373
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,830
Payables, Total distributable earnings (accumulated loss)
$ 714
Foreign exchange contracts Receivables
$ 1,247
Payables
$ 876
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,610
*
Payables, Total distributable earnings (accumulated loss)
$ 2,298
*
Total
$ 5,687 $ 3,888
Global Diversified Income Fund
Foreign exchange contracts Receivables
$ 3,194
Payables
$ 932
Government & High Quality Bond Fund
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 2,588
*
High Income Fund
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ 204
*
Payables, Total distributable earnings (accumulated loss)
$ —
Foreign exchange contracts Receivables
$ 5
Payables
$ 107
Total
$ 209 $ 107
High Yield Fund
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ 11
*
Payables, Total distributable earnings (accumulated loss)
$ —
Inflation Protection Fund
Foreign exchange contracts Receivables
$ 1,586
Payables
$ 2,493
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 48,369
*
Payables, Total distributable earnings (accumulated loss)
$ 56,142
*
Total
$ 49,955 $ 58,635
LargeCap Growth Fund I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 9,023
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Index Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 19,312
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap Value Fund I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,330
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap Value Fund II
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 390
*
Payables, Total distributable earnings (accumulated loss)
$ —
*
Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
75
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 3,913 $ 463
Foreign exchange contracts
Net realized gain (loss) from Foreign currency
contracts /Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ 432 $ (432)
Core Plus Bond Fund (continued)
Interest rate contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 1,327 $ (414)
Total $ 5,672 $ (383)
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (615) $ (640)
Foreign exchange contracts
Net realized gain (loss) from Foreign currency
contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ 946 $ (181)
Interest rate contracts
Net realized gain (loss) from Futures contracts
and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 1,017 $ (385)
Total $ 1,348 $ (1,206)
Global Diversified Income Fund
Foreign exchange contracts
Net realized gain (loss) from Foreign currency
contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ 14,614 $ 1,958
Interest rate contracts
Net realized gain (loss) from Futures contracts
and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 5,540 $ (2,568)
Total $ 20,154 $ (610)
Government & High Quality Bond Fund
Interest rate contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (1,857) $ (4,107)
High Income Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (4,981) $ (16)
Foreign exchange contracts
Net realized gain (loss) from Foreign currency
contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ — $ (102)
Total $ (4,981) $ (118)
High Yield Fund
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 3,778 $ 258
Inflation Protection Fund
Foreign exchange contracts
Net realized gain (loss) from Investment
transactions and Foreign currency contracts/Net
change in unrealized appreciation/(depreciation)
of Investments, Foreign currency contracts, and
Options and swaptions.
$ 88 $ 505
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (6,994) $ (1,001)
Total $ (6,906) $ (496)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
76
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets
Bond Fund, Global Diversified Income Fund, Government & High Quality Bond Fund, and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended
April 30, 2020 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
LargeCap Growth Fund I
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (11,574) $ 9,148
LargeCap S&P 500 Index Fund
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (24,407)
$ 18,946
MidCap Value Fund I
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (1,939) $ 1,828
SmallCap Value Fund II
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 406 $ 357
Contract Type Derivative Type Average Notional
Core Plus Bond Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 12,550
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 32,739
Foreign Currency Contracts - Contracts to Deliver 45,049
Interest Rate Contracts Futures - Long 33,043
Futures - Short 53,235
Finisterre Unconstrained Emerging Markets Bond Fund
Credit Contracts Credit Default Swaps - Buy Protection 12,281
Credit Default Swaps - Sell Protection 7,317
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 28,059
Foreign Currency Contracts - Contracts to Deliver 51,222
Interest Rate Contracts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 61,139
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 15,180
Futures - Long 142,963
Futures - Short 29,388
Interest Rate Swaps - Receive Floating Rate 63,289
Total Return Swaps - Receive Floating Rate 11,954
Global Diversified Income Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 59,807
Foreign Currency Contracts - Contracts to Deliver 163,280
Interest Rate Contacts Futures - Short 26,059
Total Return Swaps - Receive Floating Rate 44,303
Government & High Quality Bond Fund
Interest Rate Contracts Futures - Short 65,803
High Income Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 43,940
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 749
Foreign Currency Contracts - Contracts to Deliver 7,806
High Yield Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection 24,750
Exchange Cleared Credit Default Swaps - Sell Protection 62,500
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
77
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Contract Type Derivative Type Average Notional
Inflation Protection Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept $161,318
Foreign Currency Contracts - Contracts to Deliver 267,280
Purchased Options 17,142
Written Options 17,447
Interest Rate Contracts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 889,500
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 953,900
Futures - Long 365,913
Futures - Short 236,017
Purchased Capped Options 131,345
Purchased Interest Rate Swaptions 475,532
Purchased Options 2,770
Written Capped Options 185,325
Written Interest Rate Swaptions 2,169,423
Written Options 1,728
LargeCap Growth Fund I
Equity Contracts Futures - Long 59,844
LargeCap S&P 500 Index Fund
Equity Contracts Futures - Long 93,458
MidCap Value Fund I
Equity Contracts Futures - Long 21,342
SmallCap Value Fund II
Equity Contracts Futures - Long 3,039
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
78
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted indicative prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2020 in valuing the Funds' securities carried at value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 2,396 $ — $ — $ 2,396
Municipal Bonds* — 59 6 , 181 — 596,181
Total investments in securities $ 2,396 $ 596,181 $ — $ 598,577
Core Fixed Income Fund
Bonds* — 5,045,599 — 5,045,599
Common Stocks
Financial — — 1 1
Industrial — — 17,433 17,433
Investment Companies 63,502 — — 63,502
Senior Floating Rate Interests* — 17,955 — 17,955
U.S. Government & Government Agency Obligations* — 2,818,429 — 2,818,429
Total investments in securities $ 63,502 $ 7,881,983 $ 17,434 $ 7,962,919
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
79
Investment Companies
$ 43,002
$ —
$ —
$ 43,002
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Fund
Bonds* $ — $ 326,282 $ — $ 326,282
Common Stocks
Consumer, Cyclical — — 58 58
Preferred Stocks
Government — 3,614 — 3,614
Senior Floating Rate Interests* — 4,961 16 4,976
U.S. Government & Government Agency Obligations* — 238,155 — 238,155
Total investments in securities $ 42,002 $ 573,012 $ 73 $ 615,087
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 463 — 463
Interest Rate Contracts
Futures** 160 — — 160
Liabilities
Interest Rate Contracts
Futures** (373) — — (373)
Diversified International Fund
Common Stocks
Basic Materials 166,391 319,036 — 485,427
Communications 465,063 583,508 — 1,048,571
Consumer, Cyclical 206,110 1,516,281 — 1,722,391
Consumer, Non-cyclical 127,096 1,917,224 — 2,044,320
Diversified — 35,244 — 35,244
Energy 229,694 341,800 — 571,494
Financial 529,962 1,631,041 — 2,161,003
Industrial 130,732 977,633 — 1,108,365
Technology 79,778 1,111,043 — 1,190,821
Utilities 24,380 211,740 — 236,120
Investment Companies 427,499 — — 427,499
Preferred Stocks 24,770 — — 24,770
Total investments in securities $ 2,411,475 $ 8,644,550 $ — $ 11,056,025
Equity Income Fund
Common Stocks* 6,796,005 — — 6,796,005
Investment Companies 335,581 — — 335,581
Total investments in securities $ 7,131,586 $ — $ — $ 7,131,586
Finisterre Unconstrained Emerging Markets Bond Fund
Bonds* — 155,852 — 155,852
Investment Companies 4,564 — — 4,564
U.S. Government & Government Agency Obligations* — 21,101 — 21,101
Total investments in securities $ 4,564 $ 176,953 $ — $ 181,517
Assets
Credit Contracts
Credit Default Swaps — 1,830 — 1,830
Foreign Exchange Contracts
Foreign Currency Contracts — 1,247 — 1,247
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 1,499 — 1,499
Futures** 1,111 — — 1,111
Liabilities
Credit Contracts
Credit Default Swaps — (714) — (714)
Foreign Exchange Contracts
Foreign Currency Contracts — (876) — (876)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (1,557) — (1,557)
Futures** (741) — — (741)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
80
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Diversified Income Fund
Bonds* $ — $ 4,046,225 $ 101,996 $ 4,148,221
Common Stocks
Basic Materials 14,395 16,441 23,385 54,221
Communications 87,657 5,044 — 92,701
Consumer, Cyclical 24,518 20,570 4 45,092
Consumer, Non-cyclical 12,027 18,578 971 31,576
Diversified — 901 — 901
Energy 31,483 10,137 191 41,811
Financial 183,734 99,552 — 283,286
Industrial 23,587 25,419 — 49,006
Technology 12,786 7,152 — 19,938
Utilities 278,778 7,136 — 285,914
Convertible Bonds* — 348 — 348
Convertible Preferred Stocks
Financial 2,350 — — 2,350
Investment Companies 278,503 — — 278,503
Preferred Stocks
Communications 1,641 — — 1,641
Consumer, Non-cyclical — 1,224 — 1,224
Energy 879 — — 879
Financial 37,141 4,542 — 41,683
Government — 10,434 — 10,434
Utilities 18,878 — — 18,878
Senior Floating Rate Interests* — 389,912 33,934 423,846
U.S. Government & Government Agency Obligations* — 37,766 — 37,766
Total investments in securities $ 1,008,357 $ 4,701,381 $ 160,481 $ 5,870,219
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 3,194 — 3,194
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (932) — (932)
Global Real Estate Securities Fund
Common Stocks
Communications — 8,383 — 8,383
Consumer, Cyclical 19,116 39,878 — 58,994
Financial 1,532,791 1,080,350 — 2,613,141
Industrial — 20,065 — 20,065
Investment Companies 81,517 — — 81,517
Total investments in securities $ 1,633,424 $ 1,148,676 $ — $ 2,782,100
Government & High Quality Bond Fund
Bonds* — 355,249 — 355,249
Investment Companies 82,006 — — 82,006
U.S. Government & Government Agency Obligations* — 1,264,027 — 1,264,027
Total investments in securities $ 82,006 $ 1,619,276 $ — $ 1,701,282
Liabilities
Interest Rate Contracts
Futures** (2,588) — — (2,588)
High Income Fund
Bonds* — 2,168,146 17,220 2,185,366
Common Stocks
Communications — — — —
Consumer, Cyclical 3 — — 3
Consumer, Non-cyclical — — 256 256
Technology — — — —
Utilities — — — —
Investment Companies 149,996 — — 149,996
Preferred Stocks — — — —
Senior Floating Rate Interests* — 318,593 — 318,593
Total investments in securities $ 149,999 $ 2,486,739 $ 17,476 $ 2,654,214
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
81
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
High Income Fund
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** $ — $ 204 $ — $ 204
Foreign Exchange Contracts
Foreign Currency Contracts — 5 — 5
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (107) — (107)
High Yield Fund
Bonds* — 2,258,066 — 2,258,066
Common Stocks
Consumer, Cyclical 1,401 — 1,009 2,410
Energy — — — —
Convertible Bonds* — — — —
Investment Companies 135,757 — — 135,757
Senior Floating Rate Interests* — 191,290 572 191,862
U.S. Government & Government Agency Obligations* — 50,369 — 50,369
Total investments in securities $ 137,158 $ 2,499,725 $ 1,581 $ 2,638,464
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 11 — 11
Inflation Protection Fund
Bonds* — 110,424 — 110,424
Investment Companies 25,570 — — 25,570
U.S. Government & Government Agency Obligations* — 1,514,074 — 1,514,074
Purchased Options 233 105 — 338
Purchased Interest Rate Swaptions — 9,569 — 9,569
Purchased Capped Options — 256 — 256
Total investments in securities $ 25,803 $ 1,634,428 $ — $ 1,660,231
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 1,481 — 1,481
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 36,465 — 36,465
Futures** 1,846 — — 1,846
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (2,493) — (2,493)
Interest Rate Contracts
Capped Options — (124) — (124)
Exchange Cleared Interest Rate Swaps** — (38,839) — (38,839)
Futures** (1,653) — — (1,653)
Interest Rate Swaptions — (15,195) — (15,195)
Written Options (331) — — (331)
International Emerging Markets Fund
Common Stocks
Basic Materials 4,065 8,188 — 12,253
Communications 30,132 31,541 — 61,673
Consumer, Cyclical 5,909 14,832 — 20,741
Consumer, Non-cyclical 4,673 14,670 — 19,343
Diversified — 2,756 — 2,756
Energy 2,420 10,887 — 13,307
Financial 6,505 49,402 — 55,907
Industrial 741 18,961 — 19,702
Technology 3,443 41,144 — 44,587
Utilities — 3,603 — 3,603
Investment Companies 8,468 — — 8,468
Preferred Stocks
Energy 2,238 — — 2,238
Technology — 506 — 506
Total investments in securities $ 68,594 $ 196,490 $ — $ 265,084
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
82
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Fund I
Common Stocks
Basic Materials $ 3,471 $ 11,944 $ — $ 15,415
Communications 10,207 17,525 — 27,732
Consumer, Cyclical 1,618 30,797 — 32,415
Consumer, Non-cyclical 3,479 42,789 — 46,268
Energy — 4,178 — 4,178
Financial 15,026 40,143 — 55,169
Industrial — 30,944 — 30,944
Technology 12,717 41,081 — 53,798
Utilities — 10,997 — 10,997
Investment Companies 3,023 — — 3,023
Total investments in securities $ 49,541 $ 230,398 $ — $ 279,939
LargeCap Growth Fund I
Common Stocks
Basic Materials 162,991 — — 162,991
Communications 2,172,468 — — 2,172,468
Consumer, Cyclical 608,374 — — 608,374
Consumer, Non-cyclical 2,796,498 — — 2,796,498
Energy 18,666 — — 18,666
Financial 707,963 — — 707,963
Industrial 647,266 — — 647,266
Technology 2,593,649 410 1,791 2,595,850
Utilities 70,399 — — 70,399
Convertible Preferred Stocks
Communications — — 10,683 10,683
Investment Companies 317,777 — — 317,777
Preferred Stocks
Communications — 2,239 — 2,239
Consumer, Cyclical — — 13,040 13,040
Technology — 3,919 1,041 4,960
Total investments in securities $ 10,096,051 $ 6,568 $ 26,555 $ 10,129,174
Assets
Equity Contracts
Futures** 9,023 — — $ 9,023
LargeCap S&P 500 Index Fund
Common Stocks* 5,520,768 — — 5,520,768
Investment Companies 183,911 — — 183,911
Total investments in securities $ 5,704,679 $ — $ — $ 5,704,679
Assets
Equity Contracts
Futures** 19,312 — — 19,312
MidCap Fund
Common Stocks
Basic Materials 116,204 — — 116,204
Communications 1,693,464 — — 1,693,464
Consumer, Cyclical 3,517,080 — — 3,517,080
Consumer, Non-cyclical 2,037,630 43,300 — 2,080,930
Financial 4,256,517 — — 4,256,517
Industrial 1,984,625 — — 1,984,625
Technology 2,055,703 — — 2,055,703
Utilities 377,977 — — 377,977
Investment Companies 190,642 — — 190,642
Total investments in securities $ 16,229,842 $ 43,300 $ — $ 16,273,142
MidCap Value Fund I
Common Stocks* 1,993,017 — — 1,993,017
Investment Companies 52,633 — — 52,633
Total investments in securities $ 2,045,650 $ — $ — $ 2,045,650
Assets
Equity Contracts
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
83
*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Value Fund I
Futures** $ 2,330 $ — $ — $ 2,330
Money Market Fund
Bonds* — 42,783 — 42,783
Commercial Paper* — 623,558 — 623,558
Investment Companies 38,535 — — 38,535
Municipal Bonds* — 16,630 — 16,630
Repurchase Agreements* — 32,000 — 32,000
Total investments in securities $ 38,535 $ 714,971 $ — $ 753,506
Principal Capital Appreciation Fund
Common Stocks* 1,562,674 — — 1,562,674
Investment Companies 17,975 — — 17,975
Total investments in securities $ 1,580,649 $ — $ — $ 1,580,649
Real Estate Securities Fund
Common Stocks* 4,336,147 — — 4,336,147
Investment Companies 99,252 — — 99,252
Total investments in securities $ 4,435,399 $ — $ — $ 4,435,399
Short-Term Income Fund
Bonds* — 4,808,718 — 4,808,718
Investment Companies 244,627 — — 244,627
U.S. Government & Government Agency Obligations* — 248,692 — 248,692
Total investments in securities $ 244,627 $ 5,057,410 $ — $ 5,302,037
SmallCap Fund
Common Stocks* 531,429 — — 531,429
Investment Companies 35,865 — — 35,865
Total investments in securities $ 567,294 $ — $ — $ 567,294
SmallCap Value Fund II
Common Stocks
Basic Materials 18,991 — — 18,991
Communications 22,521 — 1 22,522
Consumer, Cyclical 93,922 — — 93,922
Consumer, Non-cyclical 81,981 — 4 81,985
Energy 35,038 — — 35,038
Financial 244,939 13 — 244,952
Government 45 — — 45
Industrial 122,228 — — 122,228
Technology 90,891 — — 90,891
Utilities 37,721 — — 37,721
Investment Companies 41,944 — — 41,944
Preferred Stocks 8 — — 8
Total investments in securities $ 790,229 $ 13 $ 5 $ 790,247
Assets
Equity Contracts
Futures** 390 — — 390
Tax-Exempt Bond Fund
Investment Companies 12,669 — — 12,669
Municipal Bonds* — 558,728 — 558,728
Total investments in securities $ 12,669 $ 558,728 $ — $ 571,397
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
84
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts
in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
*** Instances in which a price become available from a pricing service, as is the case where $4,400 was transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to include significant observable inputs.
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
Fund Asset Type
Fair Value as of
April 30, 2020 Valuation Technique Unobservable Input Input Valuations
Global Diversified Income Fund Bonds $ 101,996 Yield Analysis Yield to Maturity 10.8 – 11.2%
Common Stocks 24,356 Enterprise Valuation Model EBITDA Multiples 4.75 – 9x
Discounted Cash Flow Discount Rate 12.3 – 15.9%
Common Stocks 191 Liquidation Analysis Available Cash $ 10,200,000
Common Stocks 4 Indicative Market Quotations Broker Quote $ 0.05
Senior Floating Rate
Interests
33,934 Yield Analysis Yield to Maturity 9.9%
$ 160,481
Fund
Fair Value
October
31, 2019
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level
3*
Transfers Out of
Level 3**
Fair Value
April 30,
2020
Net Change in
Unrealized Appreciation/
(Depreciation) on
Investments Held at April
30, 2020
Global Diversified Income Fund
Bonds $ 107,775 $ 46 $ (2,592) $ 1,213 $ (46) $ — $ (4,400)*** $ 101,996 $ (2,495)
Common Stock
Basic Materials 27,293 — (3,908) — — — — 23,385 (3,908)
Consumer,
sss Cyclical 4 — — — — — — 4 —
Consumer,
sss Non-Cyclical 9,649 — (8,678) — — — — 971 (8,678)
Energy 191 — — — — — — 191 —
Senior Floating
Rate Interests 35,086 — (1,152) — — — — 33,934 (1,152)
Total
$ 179,998 $ 46 $ (16,330) $ 1,213 $ (46) $ — $ (4,400) $ 160,481 $ (16,233)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
85
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
Net Assets of Fund Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Over $1.5
billion
First $1
billion
Over $1
billion
Finisterre Unconstrained
Emerging Markets Bond Fund .75% .74% .73% .72%
California Municipal
Fund .45% .40%
SmallCap Fund .75 .73 .71 .70
Tax-Exempt Bond Fund .45 .43 .41 .40
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund
.55% .53% .51% .50% .48% .45%
Global Diversified Income Fund
.80 .78 .76 .75 .73 .70
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
High Income Fund
.65 .63 .61 .60 .59 .58
Inflation Protection Fund
.40 .38 .36 .35 .34 .33
International Emerging Markets Fund (Effective
March 1, 2020)
1.05 1.03 1.01 1.00 .99 .98
International Emerging Markets Fund (Prior to
March 1, 2020)
1.20 1.18 1.16 1.15 1.14 1.13
International Fund I (Effective March 1, 2020)
.75 .73 .71 .70 .69 .68
International Fund I (Prior to March 1, 2020)
.90 .88 .86 .85 .84 .83
LargeCap Growth Fund I
.66 .64 .62 .61 .60 .59
MidCap Value Fund I
.68 .66 .64 .63 .62 .61
Money Market Fund
.40 .39 .38 .37 .36 .35
Real Estate Securities Fund
.85 .83 .81 .80 .79 .78
SmallCap Value Fund II
1.00 .98 .96 .95 .94 .93
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Next $7
billion
Over $10
billion
Diversified International Fund (Effective March
1, 2020 )
.80% .78% .76% .75% .73% .70% .69%
Diversified International Fund (Prior to March
1, 2020)
.90% .88% .86% .85% .83% .80% .79%
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Next $9.5
billion
Next $2.5
billion
Over $15
billion
MidCap Fund
.65% .63% .61% .60% .59% .58% .57% .56%
Net Assets of Fund (in millions) Net Assets of Fund (in billions)
First $250 Over $250 First $2 Next $1 Over $3
High Yield Fund
.625% .50% Core Fixed Income Fund .50% .44% .43%
Net Assets of Fund (in millions) Net Assets of Fund
First
$200
Next
$300
Over
$500
First
$500 million
Next
$500 million
Over
$1 billion
Short-Term Income Fund
.50% .45% .40% Principal Capital Appreciation Fund .625% .50% .375%

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
86
In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1,
R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc.
(the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities.
The operating expense limits are as follows:
* Prior to January 1, 2020, there was no contractual limit.
**Contractual expense limit expired February 29, 2020.
Net Assets of Fund Net Assets of Fund
First $2
billion
Over $2
billion
First $250
million
Next $250
million
Next $6.5
billion
Over $7
billion
Government & High Quality Bond Fund
.50% .45% Equity Income Fund
(Effective January 1, 2020)
.60% .55% .50% .49%
Equity Income Fund (Prior
to January 1, 2020)
.60% .55% .50% .50%
All Net Assets
LargeCap S&P 500 Index Fund .15%
Period from November 1, 2019 through April 30, 2020
Class A Class C Class J Institutional Expiration
California Municipal Fund N/A N/A N/A .51% February 28, 2021
Core Fixed Income Fund N/A N/A N/A .58 February 28, 2021
Core Plus Bond Fund .88% N/A N/A .56* February 28, 2021
Diversified International Fund N/A 1.98% N/A .85 February 28, 2021
Equity Income Fund N/A N/A N/A .52 February 28, 2021
Finisterre Unconstrained Emerging Markets
Bond Fund 1.20 N/A N/A .85
February 28, 2021
Global Diversified Income Fund N/A N/A N/A .68 February 28, 2021
Global Real Estate Securities Fund N/A N/A N/A .94 February 28, 2021
Government & High Quality Bond Fund N/A 1.63 N/A .53 February 28, 2021
High Income Fund 1.05 N/A N/A N/A February 28, 2021
High Yield Fund N/A N/A N/A .61 February 28, 2021
Inflation Protection Fund .90 N/A 1.15 N/A February 28, 2021
International Emerging Markets Fund 1.55 2.51 1.37 1.20 February 28, 2021
International Fund I
1.30 N/A
N/A
.90
February 28, 2021
LargeCap Growth Fund I
N/A N/A
N/A
.69
February 28, 2021
LargeCap S&P 500 Index Fund
N/A 1.30
N/A
N/A
February 28, 2021
MidCap Fund
N/A N/A
N/A
.70
February 28, 2021
MidCap Value Fund I
N/A N/A
N/A
.72
February 28, 2021
Money Market Fund
.50 N/A
.65**
N/A
February 28, 2021
Principal Capital Appreciation Fund
N/A N/A
N/A
.47
February 28, 2021
Real Estate Securities Fund
N/A
N/A N/A
.91
February 28, 2021
Short-Term Income Fund N/A
N/A
N/A
.43
February 28, 2021
SmallCap Fund N/A
N/A
N/A
.85
February 28, 2021
SmallCap Value Fund II
1.45 N/A N/A .99
February 28, 2021
Tax-Exempt Bond Fund
N/A 1.60 N/A .52
February 28, 2021
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
87
*Contractual expense limit expired February 29, 2020.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
In addition, the Manager has contractually agreed to limit certain of the Funds' management and investment advisory fees. The expense limit will reduce the Funds' management and investment advisory fees. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The limits are as follows:
The Manager has also voluntarily agreed to limit Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees, except for Class A shares of Money Market Fund, which are not subject to distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4
classes of shares, respectively, except the following classes of shares:
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed
.12% for Class J shares. The voluntary expense limit may be terminated at any time.
Period from November 1, 2019 through April 30, 2020
R-1 R-2 R-3 R-4 R-5 Expiration
Government & High Quality Bond Fund 1.29% 1.16% .98% .79% .67% February 28, 2021
Short-Term Income Fund 1.30* 1.18* .99* .79 .68* February 28, 2021
Period from November 1, 2019 through April 30, 2020
R-6 Expiration
Core Fixed Income Fund .01% February 28, 2021
Diversified International Fund .04
February 28, 2021
Global Diversified Income Fund .02
February 28, 2021
Global Real Estate Securities Fund .02
February 28, 2021
High Yield Fund .02
February 28, 2021
International Emerging Markets Fund .04
February 28, 2021
International Fund I .04
February 28, 2021
LargeCap Growth Fund I .02
February 28, 2021
MidCap Fund .02
February 28, 2021
MidCap Value Fund I .02
February 28, 2021
Real Estate Securities Fund .02
February 28, 2021
SmallCap Fund .02
February 28, 2021
SmallCap Value Fund II .02
February 28, 2021
Expiration
Core Plus Bond Fund .060%
February 28, 2021
Diversified International Fund .100
February 29, 2020
Global Diversified Income Fund .080
February 28, 2021
High Income Fund .015
February 28, 2022
International Emerging Markets Fund .150
February 29, 2020
International Fund I .150
February 29, 2020
LargeCap Growth Fund I .016
February 28, 2021
MidCap Value Fund I .020
February 28, 2021
SmallCap Value Fund II .040
February 28, 2021
Government & High Quality Bond Fund Class A .15%
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
88
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2021.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core
Fixed Income Fund, Government & High Quality Bond Fund, and Short-Term Income Fund, 3.75% for California Municipal Fund, Core
Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, High Income Fund, High Yield
Fund, Inflation Protection Fund, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2020, were as follows
(amounts in thousands):
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.
Affiliated Ownership. At April 30, 2020, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc., collective investment trusts sponsored by Principal Global Investors Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows
(amounts in thousands):
Class A Class C Class J
California Municipal Fund $ 138 $ 11 N/A
Core Fixed Income Fund 62 4 $ 5
Core Plus Bond Fund 23 N/A 1
Diversified International Fund 48 — 1
Equity Income Fund 185 9 1
Finisterre Unconstrained Emerging Markets Bond Fund 1 N/A N/A
Global Diversified Income Fund 138 34 N/A
Global Real Estate Securities Fund 18 1 N/A
Government & High Quality Bond Fund 49 1 2
High Income Fund 4 N/A N/A
High Yield Fund 47 3 N/A
Inflation Protection Fund 2 N/A —
International Emerging Markets Fund 28 — 1
International Fund I 10 N/A N/A
LargeCap Growth Fund I 92 N/A 3
LargeCap S&P 500 Index Fund 137 2 5
MidCap Fund 149 2 1
MidCap Value Fund I 28 N/A 1
Money Market Fund — N/A 25
Principal Capital Appreciation Fund 82 — N/A
Real Estate Securities Fund 82 4 1
Short-Term Income Fund 141 5 4
SmallCap Fund 51 1 1
SmallCap Value Fund II 6 N/A —
Tax-Exempt Bond Fund 39 6 N/A
Class A Institutional R-4 R-5 R-6
Core Fixed Income Fund – 67 – – 146,864
Core Plus Bond Fund – 578 – – N/A
Diversified International Fund – 547 – – 632,294
Equity Income Fund – 68,844 – – N/A
Finisterre Unconstrained Emerging Markets
Bond Fund 11 3,283 N/A N/A N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
89
Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $21,000 of brokerage commission was paid to SAMI
Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the
Principal Financial Group during the period ended April 30, 2020 .
6. Investment Transactions
For the period ended April 30, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):
Class A Institutional R-4 R-5 R-6
Global Diversified Income Fund – 43 N/A N/A 1,159
Global Real Estate Securities Fund – 632 1 – 6,750
Government & High Quality Bond Fund – 6 – – N/A
High Income Fund – 216,336 N/A N/A N/A
High Yield Fund – 388 N/A N/A 10,368
Inflation Protection Fund – 91,314 – – N/A
International Emerging Markets Fund – 17 – – —
International Fund I – – – – 12,560
LargeCap Growth Fund I – – – – 266,489
LargeCap S&P 500 Index Fund – 11,606 – – N/A
MidCap Fund – 411 – – —
MidCap Value Fund I – – – – 81,085
Principal Capital Appreciation Fund – 9,945 – – N/A
Real Estate Securities Fund – 212 – 238 34,625
Short-Term Income Fund – 135,847 – – N/A
SmallCap Fund – 109 – – 734
SmallCap Value Fund II – – – – 43,173
Tax-Exempt Bond Fund – 24 N/A N/A N/A
Purchases Sales
California Municipal Fund $ 215,784 $ 202,004
Core Fixed Income Fund 1,938,364 298,806
Core Plus Bond Fund 308,668 866,239
Diversified International Fund 3,009,455 2,855,926
Equity Income Fund 920,440 589,740
Finisterre Unconstrained Emerging Markets
Bond Fund 243,470 274,646
Global Diversified Income Fund 2,946,799 3,527,115
Global Real Estate Securities Fund 751,436 733,410
Government & High Quality Bond Fund 136,060 318,271
High Income Fund 897,003 1,008,236
High Yield Fund 861,464 886,121
Inflation Protection Fund 58,620 48,140
International Emerging Markets Fund 80,274 106,294
International Fund I 97,937 137,327
LargeCap Growth Fund I 2,177,971 2,712,893
LargeCap S&P 500 Index Fund 251,471 535,087
MidCap Fund 1,754,725 1,270,398
MidCap Value Fund I 884,125 909,966
Principal Capital Appreciation Fund 327,892 405,376
Real Estate Securities Fund 1,114,438 807,825
Short-Term Income Fund 1,188,828 1,322,159
SmallCap Fund 92,503 112,417
SmallCap Value Fund II 435,593 445,848
Tax-Exempt Bond Fund 363,774 296,750
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
90
Ordinary Income
Tax-Exempt Income
Long-Term Capital Gain
Section 1250 Gain
2020
2019
2020
2019 *
2020
2019 ^
2020
2019 **
California Municipal Fund
$ —
$ —
$ 6,083
$ 12,644
$ —
$ —
$ —
$ —
Core Fixed Income Fund
107,954
108,747
—
—
—
—
—
—
Core Plus Bond Fund
11,846
99,460
—
—
—
—
—
—
Diversified International Fund
280,076
200,201
—
—
—
500,544
—
—
Equity Income Fund
78,525
208,810
—
—
221,910
272,242
—
—
Finisterre Unconstrained Emerging
Markets Bond Fund
9,148
4,681
—
—
—
—
—
—
Global Diversified Income Fund
189,497
376,884
—
—
—
—
—
—
Global Real Estate Securities Fund
38,149
131,550
—
—
98,238
20,997
—
—
Government & High Quality Bond Fund
21,756
40,696
—
—
—
—
—
—
High Income Fund
98,697
222,304
—
—
—
—
—
—
High Yield Fund
82,820
166,734
—
—
—
—
—
—
Inflation Protection Fund
10,266
67,442
—
—
—
—
—
—
International Emerging Markets Fund
6,248
7,818
—
—
3,644
16,036
—
—
International Fund I
8,892
8,609
—
—
—
16,666
—
—
LargeCap Growth Fund I
23,463
42,164
—
—
764,209
874,774
—
—
LargeCap S&P 500 Index Fund
118,462
101,828
—
—
110,604
250,719
—
—
MidCap Fund
95,003
30,995
—
—
731,245
1,454,724
—
—
MidCap Value Fund I
54,267
21,033
—
—
73,230
78,862
—
—
Money Market Fund
3,238
9,721
—
—
—
—
—
—
Principal Capital Appreciation Fund
19,723
48,045
—
—
127,438
499,595
—
—
Real Estate Securities Fund
48,037
79,813
—
—
45,396
72,330
—
9,852
Short-Term Income Fund
57,373
118,525
—
—
—
—
—
—
SmallCap Fund
1,187
20,127
—
—
38,388
63,611
—
—
SmallCap Value Fund II
9,195
29,939
—
—
—
135,930
—
—
Tax-Exempt Bond Fund
—
9
6,895
13,828
—
—
—
—
For the period ended April 30, 2020, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2020 and October 31,
2019 were as follows (amounts in thousands):
* The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Purchases Sales
Core Fixed Income Fund $ 703,076 $ 640,362
Core Plus Bond Fund 91,532 397,726
Finisterre Unconstrained Emerging Markets
Bond Fund 70,514 44,638
Global Diversified Income Fund 151,028 118,899
Government & High Quality Bond Fund 149,333 51,026
High Yield Fund 152,387 178,532
Inflation Protection Fund 530,453 697,109
Short-Term Income Fund 592,205 598,859
6. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
91
Distributable Earnings. As of October 31, 2019, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of October 31, 2019, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of
2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.
For the year ended October 31, 2019, the following funds had expired and utilized capital loss carryforwards as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $ — $ 273 $ — $ (6,930) $ 28,893 $ — $ 22,236
Core Fixed Income Fund 1,504 — — (28,764) 141,866 403 115,009
Core Plus Bond Fund 3,185 — — — 52,412 (138) 55,459
Diversified International Fund 259,065 — — (364,216) 1,386,761 — 1,281,610
Equity Income Fund 5,982 — 221,898 — 2,962,279 — 3,190,159
Finisterre Unconstrained Emerging Markets
Bond Fund 4,969 — — — 3,883 18 8,870
Global Diversified Income Fund 10,329 — — (368,941) 74,145 (15,735) (300,202)
Global Real Estate Securities Fund 20,134 — 98,233 — 508,508 — 626,875
Government & High Quality Bond Fund 175 — — (83,719) 17,336 — (66,208)
High Income Fund 2,105 — — (114,957) (65,793) (1,737) (180,382)
High Yield Fund 4,459 — — (132,130) (99,357) (8,287) (235,315)
Inflation Protection Fund 2,290 — — (45,966) 41,345 (8,746) (11,077)
International Emerging Markets Fund 5,909 — 3,644 — 9,650 — 19,203
International Fund I 8,269 — — (13,433) 55,618 — 50,454
LargeCap Growth Fund I 18,266 — 764,187 — 3,110,135 — 3,892,588
LargeCap S&P 500 Index Fund 95,395 — 110,573 — 2,811,694 — 3,017,662
MidCap Fund 54,206 — 731,224 — 6,479,507 — 7,264,937
MidCap Value Fund I 44,463 — 73,223 — 64,567 9 182,262
Principal Capital Appreciation Fund 15,953 — 127,436 — 848,405 — 991,794
Real Estate Securities Fund — — 45,392
†
— 1,584,425 — 1,629,817
Short-Term Income Fund 1,276 — — (9,550) 66,639 — 58,365
SmallCap Fund 432 — 38,386 — 62,733 — 101,551
SmallCap Value Fund II 5,583 — — (6,803) 25,097 — 23,877
Tax-Exempt Bond Fund — 306 — (4,804) 23,071 — 18,573
* Represents book-to-tax accounting differences.
† Undistributed Long-Term Capital Gain reported includes $7,070 of undistributed Section 1250 Capital Gains.
Short-Term Long-Term Total
California Municipal Fund $ 5,280 $ 1,650 $ 6,930
Core Fixed Income Fund — 28,764 28,764
Diversified International Fund 364,216 — 364,216
Global Diversified Income Fund 174,754 194,187 368,941
Government & High Quality Bond Fund 7,414 76,305 83,719
High Income Fund 27,514 87,443 114,957
High Yield Fund 7,692 124,438 132,130
Inflation Protection Fund — 45,966 45,966
International Fund I 13,433 — 13,433
Short-Term Income Fund 480 9,070 9,550
SmallCap Value Fund II 6,803 — 6,803
Tax-Exempt Bond Fund 4,170 634 4,804
Expired Utilized
California Municipal Fund $ 6,663 $ —
Core Fixed Income Fund 13,420 372
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
92
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2019 , the Funds do not plan to defer any late year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31,
2019, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. At April 30, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Expired Utilized
Core Plus Bond Fund $ 14,746 $ 54,067
Finisterre Unconstrained Emerging Markets Bond Fund — 201
Short-Term Income Fund — 17,477
Tax-Exempt Bond Fund 2,371 2,327
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
California Municipal Fund $ 6,663 $ (6,663)
Core Fixed Income Fund 13,420 (13,420)
Core Plus Bond Fund 14,746 (14,746)
Diversified International Fund (197) 197
Equity Income Fund (17,452) 17,452
Global Diversified Income Fund 7,661 (7,661)
Global Real Estate Securities Fund (23,022) 23,022
International Emerging Markets Fund (4,437) 4,437
LargeCap Growth Fund I (68,928) 68,928
LargeCap S&P 500 Index Fund (21,774) 21,774
MidCap Fund (115,487) 115,487
MidCap Value Fund I (15,002) 15,002
Principal Capital Appreciation Fund (24,169) 24,169
Real Estate Securities Fund (10,994) 10,994
SmallCap Fund (3,807) 3,807
SmallCap Value Fund II (23) 23
Tax-Exempt Bond Fund 2,371 (2,371)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund
*
$ 12,631 $ (18,809) $ (6,178) $ 589,350
Core Fixed Income Fund 384,259 (134,255) 250,004 7,712,915
Core Plus Bond Fund 36,797 (21,035) 15,762 599,573
Diversified International Fund 1,300,188 (1,084,532) 215,656 10,840,369
Equity Income Fund 2,324,817 (492,416) 1,832,401 5,299,185
Finisterre Unconstrained Emerging Markets Bond Fund 5,529 (18,067) (12 ,5 38) 195,85 4
Global Diversified Income Fund 120,233 (965,866) (845,633) 6,718,114
Global Real Estate Securities Fund 164,873 (414,422) (249,549) 3,031,649
Government & High Quality Bond Fund 55,915 (26,040) 29,875 1,668,819
High Income Fund 41,879 (339,727) (297,848) 2,952,164
High Yield Fund 38,862 (342,479) (303,617) 2,942,024
Inflation Protection Fund 151,82 9 (70,459) 81,3 70 1,560,018
International Emerging Markets Fund 26,173 (38,388) (12,215) 277,299
International Fund I 39,960 (25,717) 14,243 265,696
LargeCap Growth Fund I 3,378,846 (205,625) 3,173,221 6,964,976
LargeCap S&P 500 Index Fund 2,699,231 (367,004) 2,332,227 3,391,764
MidCap Fund 5,320,350 (727,807) 4,592,543 11,680,599
MidCap Value Fund I 94,173 (493,696) (399,523) 2,447,503
Money Market Fund — — — 753,506
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
93
8. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Funds'
performance and financial results.
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On April 30, 2020 the Board of Directors approved a Proposed Merger of the SystematEx
International Fund, a series of the Fund, by the Diversified International Fund. The Proposed Merger, if approved by shareholders, is expected to occur on or about June 26, 2020. There were no additional items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal Capital Appreciation Fund $ 755,006 $ (38,063) $ 716,943 $ 863,706
Real Estate Securities Fund 940,692 (363,033) 577,659 3,857,740
Short-Term Income Fund 101,206 (28,763) 72,443 5,229,594
SmallCap Fund 90,890 (128,404) (37,514) 604,808
SmallCap Value Fund II 48,068 (227,876) (179,808) 970,445
Tax-Exempt Bond Fund
*
8,915 (26,068) (17,153) 575,162
* The Fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This may cause a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
7. Federal Tax Information (continued)

Schedule of Investments
California Municipal Fund
April 30, 2020 (unaudited)
See accompanying notes.
94
INVESTMENT COMPANIES - 0.41% Shares Held Value (000's)
Exchange-Traded Funds - 0.41%
iShares California Muni Bond ETF 40,072 $ 2,396
TOTAL INVESTMENT COMPANIES $ 2,396
MUNICIPAL BONDS - 100.69%
Principal
Amount (000's) Value (000's)
California - 100.10%
Abag Finance Authority for Nonprofit Corps
5.00%, 08 /01/2043 $ 1,500 $ 1,617
Alameda Community Improvement Commission
Successor Agency ( credit support from Build
America Mutual Assurance Corp )
5.00%, 09 /01/2031
(a)
1,000 1,126
Alameda Corridor Transportation Authority
5.00%, 10 /01/2034 8,805 9,429
5.00%, 10 /01/2036 4,250 4,523
Alameda Unified School District-Alameda
County/CA
5.00%, 08 /01/2032 1,795 2,099
Alum Rock Union Elementary School District
5.25%, 08 /01/2043 885 974
Anaheim Housing & Public Improvements
Authority
5.00%, 10 /01/2045 750 851
5.00%, 10 /01/2050 1,000 1,129
California Educational Facilities Authority
5.00%, 10 /01/2036 1,000 1,164
5.00%, 10 /01/2045 1,000 1,148
California Health Facilities Financing Authority
5.00%, 08 /15/2031 2,700 3,115
5.00%, 08 /15/2033 1,750 1,980
5.00%, 08 /15/2034 2,000 2,269
5.00%, 02 /01/2035 2,000 2,204
5.00%, 11 /15/2046
(b)
4,504 4,875
5.00%, 11 /15/2048 2,785 3,057
California Health Facilities Financing
Authority ( credit support from California
Mortgage Insurance )
5.00%, 07 /01/2035
(a)
1,000 1,167
California Housing Finance
4.00%, 03 /20/2033 2,901 2,789
4.25%, 01 /15/2035 8,902 8,583
California Infrastructure & Economic
Development Bank
5.00%, 08 /01/2036 2,250 2,716
5.00%, 08 /01/2037 1,000 1,203
5.00%, 08 /01/2038 1,175 1,409
5.00%, 08 /01/2039 1,130 1,351
California Municipal Finance Authority
2.40%, 10 /01/2044
(c)
4,000 3,798
3.00%, 09 /01/2021
(c)
5,000 5,003
4.00%, 07 /15/2029 12,000 11,702
4.00%, 10 /01/2044 2,500 2,175
5.00%, 05 /15/2031 10,000 10,932
5.00%, 05 /15/2033 1,000 1,072
5.00%, 05 /15/2034 1,000 1,067
5.00%, 12 /31/2034 7,550 8,079
5.00%, 12 /31/2036 3,000 3,184
5.00%, 12 /31/2037 5,500 5,816
5.00%, 05 /15/2038 2,000 2,102
5.00%, 10 /01/2044 1,000 1,021
5.25%, 11 /01/2036 4,000 4,343
California Municipal Finance Authority ( credit
support from Build America Mutual Assurance
Corp )
5.00%, 05 /15/2043
(a)
600 640
5.00%, 05 /15/2044
(a)
5,000 5,316
California Pollution Control Financing Authority
1.09%, 08 /01/2023
(c),(d)
5,500 5,500
3.00%, 11 /01/2025 10,500 10,596
3.25%, 12 /01/2027
(c)
2,000 2,038
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Pollution Control Financing Authority
(continued)
4.30%, 07 /01/2040 $ 3,400 $ 3,640
5.00%, 07 /01/2029
(d)
1,000 1,104
5.00%, 07 /01/2030
(d)
2,000 2,060
5.00%, 07 /01/2037
(d)
10,000 10,177
5.00%, 07 /01/2039
(d)
4,250 4,488
5.00%, 11 /21/2045
(d)
1,500 1,584
California School Finance Authority
5.00%, 07 /01/2035
(d)
1,925 1,995
5.00%, 08 /01/2038
(d)
1,000 1,004
California State Public Works Board
5.00%, 11 /01/2037 1,375 1,476
5.00%, 10 /01/2039 4,500 4,986
California State University
5.00%, 11 /01/2037 2,000 2,368
California Statewide Communities Development
Authority
0.19%, 07 /15/2040
(c)
5,500 5,500
3.00%, 06 /01/2029
(d)
750 672
4.00%, 02 /01/2022 830 852
4.00%, 02 /01/2025 940 997
4.00%, 09 /02/2029 1,000 1,066
4.00%, 07 /01/2048 1,800 1,867
5.00%, 10 /01/2028 1,875 2,031
5.00%, 02 /01/2030 2,775 3,005
5.00%, 11 /01/2032
(d)
1,135 1,153
5.00%, 05 /15/2034 4,855 5,119
5.00%, 06 /01/2034
(d)
375 370
5.00%, 09 /02/2034 1,000 1,089
5.00%, 12 /01/2036
(d)
5,000 5,038
5.00%, 04 /01/2038
(c)
10,000 12,667
5.00%, 09 /02/2038 3,000 3,295
5.00%, 06 /01/2039
(d)
475 454
5.00%, 09 /02/2039 900 982
5.00%, 09 /02/2039 500 551
5.00%, 09 /02/2039 1,000 1,089
5.00%, 09 /02/2039 745 800
5.00%, 05 /15/2040 3,500 3,638
5.00%, 12 /01/2041
(d)
1,000 995
5.00%, 09 /02/2044 1,425 1,514
5.00%, 12 /01/2046
(d)
1,620 1,586
5.00%, 09 /02/2048 1,000 1,081
5.00%, 09 /02/2049 600 655
5.00%, 06 /01/2051
(d)
1,950 1,773
5.25%, 12 /01/2034 3,500 3,568
5.25%, 12 /01/2038
(d)
1,000 1,014
5.25%, 12 /01/2043
(d)
3,825 3,837
California Statewide Financing Authority
6.00%, 05 /01/2043 2,050 2,055
6.00%, 05 /01/2043 1,550 1,562
Chino Valley Unified School District
5.25%, 08 /01/2047 2,000 2,348
City of Compton CA Water Revenue
6.00%, 08 /01/2039 1,250 1,253
City of Irvine CA
4.00%, 09 /02/2038 1,000 1,100
5.00%, 09 /01/2049 2,000 2,103
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06 /01/2034 2,000 2,332
City of Los Angeles Department of Airports
5.00%, 05 /15/2026 1,000 1,142
5.00%, 05 /15/2026 3,500 4,055
5.00%, 05 /15/2028 3,175 3,783
5.00%, 05 /15/2035 5,425 6,260
5.00%, 05 /15/2036 1,500 1,658
5.00%, 05 /15/2037
(b)
3,447 3,946

Schedule of Investments
California Municipal Fund
April 30, 2020 (unaudited)
See accompanying notes.
95
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of Los Angeles Department of Airports
(continued)
5.00%, 05 /15/2038 $ 1,155 $ 1,318
5.00%, 05 /15/2039
(b)
2,405 2,737
5.00%, 05 /15/2042
(b)
962 1,052
5.00%, 05 /15/2044 550 612
5.00%, 05 /15/2044
(b)
6,613 7,316
5.00%, 05 /15/2044
(b)
2,966 3,335
5.00%, 05 /15/2047
(b)
2,805 3,075
5.25%, 05 /15/2048
(b)
1,603 1,811
City of Oroville CA
5.25%, 04 /01/2049 2,500 2,627
5.25%, 04 /01/2054 3,000 3,143
City of Riverside CA Sewer Revenue
5.00%, 08 /01/2040 4,000 4,646
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11 /01/2034 1,800 2,167
5.00%, 11 /01/2036 2,010 2,140
Coachella Valley Unified School
District/ CA ( credit support from Assured
Guaranty Municipal Corp )
0.00%, 08 /01/2039
(a),(e)
4,000 2,294
Compton Public Finance Authority
4.50%, 09 /01/2032
(d)
8,000 7,151
County of Sacramento CA Airport System
Revenue
5.00%, 07 /01/2036 1,350 1,509
5.00%, 07 /01/2037 2,000 2,226
Dinuba Redevelopment Agency ( credit support
from Build America Mutual Assurance Corp )
5.00%, 09 /01/2033
(a)
2,000 2,237
East Bay Municipal Utility District Water System
Revenue
3.00%, 06 /01/2037 10 10
5.00%, 06 /01/2036 1,000 1,003
Escondido Union High School District
0.00%, 08 /01/2041
(e)
1,000 489
Foothill-De Anza Community College District
5.00%, 08 /01/2040 1,500 1,582
Golden State Tobacco Securitization Corp
5.00%, 06 /01/2026 1,000 1,145
5.00%, 06 /01/2028 7,000 8,101
5.25%, 06 /01/2047 7,500 7,338
5.30%, 06 /01/2037 9,000 9,070
Golden State Tobacco Securitization Corp ( credit
support from State of California Appropriations )
5.00%, 06 /01/2033
(a)
2,000 2,252
Indio Redevelopment Agency Successor Agency
5.63%, 08 /15/2035 330 331
Inland Valley Development Agency
5.25%, 09 /01/2037 1,000 1,082
La Verne Public Financing Authority
7.25%, 09 /01/2026 590 591
Long Beach Bond Finance Authority
5.00%, 11 /15/2035 3,125 3,810
5.50%, 11 /15/2030 1,010 1,255
Los Angeles County Public Works Financing
Authority
5.00%, 12 /01/2033 2,000 2,312
5.00%, 08 /01/2042 1,400 1,493
5.00%, 12 /01/2045
(b)
5,500 6,217
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10 /01/2035 4,500 5,297
Los Angeles Unified School District/CA
5.00%, 07 /01/2035 2,700 3,233
5.25%, 07 /01/2042 6,500 7,675
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Marin Healthcare District
5.00%, 08 /01/2034 $ 1,000 $ 1,175
Merced Union High School District
0.00%, 08 /01/2032
(e)
3,380 2,513
Metropolitan Water District of Southern
California
5.00%, 10 /01/2045 1,410 1,725
Middle Fork Project Finance Authority
5.00%, 04 /01/2034 1,100 1,171
5.00%, 04 /01/2035 1,150 1,220
5.00%, 04 /01/2036 1,750 1,851
Mountain View Shoreline Regional Park
Community ( credit support from Assured
Guaranty Municipal Corp )
5.00%, 08 /01/2048
(a)
3,000 3,489
Norco Community Redevelopment Agency
Successor Agency ( credit support from Build
America Mutual Assurance Corp )
5.00%, 03 /01/2032
(a)
1,000 1,110
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03 /01/2041 6,000 6,582
5.00%, 03 /01/2047 1,500 1,671
Oakland Unified School District/Alameda County
5.00%, 08 /01/2040 3,400 3,810
Oakland Unified School District/Alameda
County ( credit support from Assured Guaranty
Municipal Corp )
3.00%, 08 /01/2040
(a)
2,250 2,233
4.00%, 08 /01/2037
(a)
1,505 1,621
Pittsburg Successor Agency Redevelopment
Agency ( credit support from Assured Guaranty
Municipal Corp )
5.00%, 09 /01/2028
(a)
1,000 1,188
5.00%, 09 /01/2029
(a)
1,000 1,179
Pittsburg Unified School District
5.00%, 08 /01/2043 2,900 3,251
Pomona Unified School District ( credit support
from National Public Finance Guarantee Corp )
6.15%, 08 /01/2030
(a)
1,000 1,087
Port Commission of the City & County of San
Francisco
4.00%, 03 /01/2035 1,000 1,052
Port of Los Angeles
5.00%, 08 /01/2032 1,740 1,944
Poway Unified School District
0.00%, 08 /01/2036
(e)
4,000 2,539
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05 /15/2035 4,540 5,175
Rialto Redevelopment Agency
5.00%, 09 /01/2037 1,000 1,148
Richmond Joint Powers Financing
Authority ( credit support from Assured Guaranty
Municipal Corp )
5.00%, 11 /01/2035
(a)
1,180 1,407
5.00%, 11 /01/2036
(a)
3,330 3,955
Ripon Unified School District ( credit support
from Build America Mutual Assurance Corp )
0.00%, 08 /01/2033
(a),(e)
855 476
Ripon Unified School District -
Unrefunded ( credit support from Build America
Mutual Assurance Corp )
0.00%, 08 /01/2033
(a),(e)
255 145
Riverside Community Properties Development
Inc
6.00%, 10 /15/2038 1,000 1,171

Schedule of Investments
California Municipal Fund
April 30, 2020 (unaudited)
See accompanying notes.
96
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Riverside County Public Financing
Authority ( credit support from Build America
Mutual Assurance Corp )
5.00%, 10 /01/2029
(a)
$ 1,500 $ 1,732
Riverside County Transportation Commission
5.00%, 06 /01/2032 1,500 1,505
Sacramento Area Flood Control Agency
5.00%, 10 /01/2033 2,000 2,397
Sacramento Municipal Utility District
5.00%, 08 /15/2038
(f)
5,025 6,272
5.00%, 08 /15/2050
(f)
3,000 3,659
Salinas Valley Solid Waste Authority ( credit
support from Assured Guaranty Municipal Corp )
5.50%, 08 /01/2031
(a)
3,250 3,782
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07 /01/2036 1,500 1,705
5.00%, 07 /01/2037 2,300 2,607
San Diego Convention Center Expansion
Financing Authority
5.00%, 04 /15/2025 5,000 5,243
San Diego County Regional Airport Authority
4.00%, 07 /01/2037 6,500 6,942
4.00%, 07 /01/2038 2,000 2,129
4.00%, 07 /01/2044 1,000 1,021
5.00%, 07 /01/2042 5,000 5,482
5.00%, 07 /01/2044 2,000 2,296
5.00%, 07 /01/2049 1,500 1,661
San Diego Unified School District/CA
4.00%, 07 /01/2038 2,120 2,391
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07 /01/2036 3,035 3,371
4.00%, 07 /01/2037 2,500 2,763
5.00%, 07 /01/2028 1,755 1,767
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05 /01/2031 1,000 1,156
5.00%, 05 /01/2034 1,000 1,163
5.00%, 05 /01/2042 1,500 1,661
San Joaquin Hills Transportation Corridor Agency
5.00%, 01 /15/2034 7,800 8,383
San Luis Obispo County Financing
Authority ( credit support from Assured Guaranty
Municipal Corp )
5.00%, 08 /01/2030
(a)
1,000 1,049
San Luis Obispo County Financing
Authority ( credit support from Build America
Mutual Assurance Corp )
5.00%, 09 /01/2037
(a)
1,000 1,164
San Mateo Foster City Public Financing Authority
4.00%, 08 /01/2037 2,070 2,329
Santa Monica-Malibu Unified School District
3.00%, 08 /01/2049 4,650 4,729
4.00%, 08 /01/2038 2,975 3,320
4.00%, 08 /01/2039 1,510 1,681
South Placer Wastewater Authority/CA
5.00%, 11 /01/2034 500 664
5.00%, 11 /01/2035 500 668
Southern California Public Power Authority
5.00%, 11 /01/2028 2,150 2,533
5.00%, 11 /01/2029 2,615 3,115
5.25%, 07 /01/2029 695 728
5.25%, 07 /01/2031 695 727
State of California
0.10%, 05 /01/2034
(c)
6,000 6,000
2.45%, 12 /01/2031 460 465
4.00%, 09 /01/2033 1,580 1,741
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
State of California   (continued)
5.00%, 09 /01/2034 $ 5,000 $ 5,882
5.00%, 02 /01/2038 1,450 1,567
5.00%, 04 /01/2043 3,380 3,652
5.25%, 11 /01/2040 1,500 1,527
6.00%, 03 /01/2033 1,835 1,842
Stockton Unified School District ( credit support
from Assured Guaranty Municipal Corp )
5.00%, 08 /01/2038
(a)
1,500 1,667
Tobacco Securitization Authority of Southern
California
5.00%, 06 /01/2034 1,000 1,151
5.00%, 06 /01/2035 500 573
5.00%, 06 /01/2036 2,000 2,281
5.00%, 06 /01/2048 5,000 5,282
Travis Unified School District ( credit support
from Assured Guaranty Municipal Corp )
5.00%, 09 /01/2029
(a)
1,000 1,166
Tulare County Transportation Authority
5.00%, 02 /01/2029 1,000 1,130
Tustin Public Financing Authority
5.00%, 04 /01/2041 1,000 1,040
University of California
5.00%, 05 /15/2044 1,000 1,115
West Valley-Mission Community College District
4.00%, 08 /01/2044 5,000 5,597
Woodland-Davis Clean Water Agency ( credit
support from Assured Guaranty Municipal Corp )
5.00%, 03 /01/2039
(a)
1,500 1,749
$ 592,691
Guam - 0.59%
Guam Government Waterworks Authority
5.00%, 01 /01/2046 2,525 2,526
Port Authority of Guam
5.00%, 07 /01/2048 1,000 964
$ 3,490
TOTAL MUNICIPAL BONDS $ 596,181
Total Investments $ 598,577
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.60)%
Notes with interest rates of 0.24% - 0.29% at
April 30, 2020 and contractual maturity of
collateral of 2023- 2025.
( g)
$ (15,405) (15,405)
Total Net Investments $ 583,172
Other Assets and Liabilities -  1.50% 8,909
TOTAL NET ASSETS - 100.00% $ 592,081
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $51,955 or 8.77% of net assets.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
April 30, 2020.

Schedule of Investments
California Municipal Fund
April 30, 2020 (unaudited)
See accompanying notes.
97
Portfolio Summary  ( unaudited)
Sector Percent
Revenue Bonds 75.98%
General Obligation Unlimited 11.89%
Insured 7.66%
Special Assessment 2.64%
Prerefunded 1.73%
Tax Allocation 0.43%
Investment Companies 0.41%
Special Tax 0.36%
Liability For Floating Rate Notes Issued (2.60)%
Other Assets and Liabilities
1.50%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
98
INVESTMENT COMPANIES - 0.79% Shares Held Value (000's)
Money Market Funds - 0.79%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
1,986,918 $ 1,987
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
61,514,739 61,515
$ 63,502
TOTAL INVESTMENT COMPANIES $ 63,502
COMMON STOCKS - 0.22% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Adelphia Recovery Trust
(d),(e),(f)
658,740 1
Transportation - 0.22%
Trailer Bridge Inc
(d),(e),(f),(g)
178,279 17,433
TOTAL COMMON STOCKS $ 17,434
BONDS - 63.03%
Principal
Amount (000's) Value (000's)
Airlines - 0.17%
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02/15/2027 $ 7,008 $ 6,098
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 9,000 7,917
$ 14,015
Apparel - 0.17%
Under Armour Inc
3.25%, 06/15/2026 14,750 13,290
Automobile Floor Plan Asset Backed Securities - 1.51%
Ally Master Owner Trust
1.24%, 06/15/2022 16,000 15,954
1.00 x 1 Month USD LIBOR + 0.43%
Ford Credit Floorplan Master Owner Trust A
1.21%, 10/15/2023 1,000 964
1.00 x 1 Month USD LIBOR + 0.40%
1.41%, 09/15/2024 40,000 38,018
1.00 x 1 Month USD LIBOR + 0.60%
Navistar Financial Dealer Note Master Owner
Trust II
1.12%, 09/25/2023
(h)
6,750 6,604
1.00 x 1 Month USD LIBOR + 0.63%
1.13%, 05/25/2024
(h)
14,000 13,713
1.00 x 1 Month USD LIBOR + 0.64%
Nissan Master Owner Trust Receivables
1.24%, 11/15/2023 20,000 19,460
1.00 x 1 Month USD LIBOR + 0.43%
1.37%, 02/15/2024 26,845 26,138
1.00 x 1 Month USD LIBOR + 0.56%
$ 120,851
Automobile Manufacturers - 0.81%
American Honda Finance Corp
1.95%, 05/20/2022 48,000 47,960
2.30%, 09/09/2026 7,000 6,881
3.80%, 09/20/2021
(h)
10,000 10,197
$ 65,038
Banks - 12.80%
Bank of America Corp
2.46%, 10/22/2025
(i)
35,000 35,797
3 Month USD LIBOR + 0.87%
2.88%, 04/24/2023
(i)
15,000 15,327
3 Month USD LIBOR + 1.02%
3.19%, 07/23/2030
(i)
8,000 8,533
3 Month USD LIBOR + 1.18%
3.88%, 08/01/2025 10,000 10,958
3.97%, 02/07/2030
(i)
8,000 8,995
3 Month USD LIBOR + 1.21%
6.75%, 06/01/2028
(j)
2,000 2,572
Bank of New York Mellon Corp/The
2.10%, 10/24/2024 50,000 51,408
2.20%, 08/16/2023 9,500 9,738
2.60%, 08/17/2020 9,500 9,530
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
(continued)
2.80%, 05/04/2026 $ 8,000 $ 8,488
3.00%, 10/30/2028 9,000 9,476
Citigroup Inc
2.98%, 11/05/2030
(i)
51,000 52,277
United States Secured Overnight Financing
Rate + 1.42%
3.88%, 03/26/2025 23,000 24,555
4.45%, 09/29/2027 8,000 8,763
4.50%, 01/14/2022 4,900 5,139
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 11,474
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 59,917
2.60%, 06/15/2022 10,000 10,183
3.65%, 01/25/2024 14,000 14,793
Goldman Sachs Group Inc/The
3.50%, 11/16/2026 21,000 22,314
3.63%, 01/22/2023 7,000 7,342
3.81%, 04/23/2029
(i)
13,000 14,048
3 Month USD LIBOR + 1.16%
4.25%, 10/21/2025 23,500 25,227
5.25%, 07/27/2021 13,000 13,565
JPMorgan Chase & Co
2.74%, 10/15/2030
(i)
47,000 48,684
United States Secured Overnight Financing
Rate + 1.51%
3.25%, 09/23/2022 5,000 5,232
3.63%, 05/13/2024 15,900 17,138
3.90%, 07/15/2025 8,000 8,806
4.23%, 12/31/2049
(k)
3,911 3,579
3 Month USD LIBOR + 3.47%
KeyCorp
2.25%, 04/06/2027 30,000 29,209
2.55%, 10/01/2029 50,000 48,197
Morgan Stanley
2.70%, 01/22/2031
(i)
38,000 38,830
United States Secured Overnight Financing
Rate + 1.14%
2.72%, 07/22/2025
(i)
12,000 12,351
United States Secured Overnight Financing
Rate + 1.15%
3.95%, 04/23/2027 10,000 10,682
4.00%, 07/23/2025 5,000 5,506
4.88%, 11/01/2022 2,000 2,132
5.50%, 07/28/2021 5,900 6,188
6.25%, 08/09/2026 4,000 4,998
PNC Bank NA
2.70%, 10/22/2029 53,000 54,864
2.95%, 02/23/2025 10,000 10,594
3.10%, 10/25/2027 4,750 5,084
PNC Financial Services Group Inc/The
6.75%, 12/31/2049
(i),(k)
19,800 20,085
3 Month USD LIBOR + 3.68%
Truist Bank
2.64%, 09/17/2029
(i)
52,000 50,522
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
2.75%, 05/01/2023 21,000 21,860
3.30%, 05/15/2026 5,000 5,321
Truist Financial Corp
2.70%, 01/27/2022 9,500 9,709
US Bancorp
2.95%, 07/15/2022 5,000 5,181
3.00%, 03/15/2022 2,000 2,070
3.00%, 07/30/2029 6,000 6,296
3.15%, 04/27/2027 3,800 4,131

Schedule of Investments
Core Fixed Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
99
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp   (continued)
3.60%, 09/11/2024 $ 12,000 $ 13,000
3.90%, 04/26/2028 5,000 5,788
4.13%, 05/24/2021 3,000 3,094
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 35,000 35,782
2.80%, 01/27/2025 7,000 7,443
Wells Fargo & Co
2.41%, 10/30/2025
(i)
32,000 32,489
3 Month USD LIBOR + 0.83%
2.88%, 10/30/2030
(i)
32,000 32,745
3 Month USD LIBOR + 1.17%
3.07%, 01/24/2023 16,000 16,394
$ 1,024,403
Beverages - 0.43%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 14,000 15,671
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 2,578 2,651
4.90%, 01/23/2031 14,000 16,431
$ 34,753
Biotechnology - 2.46%
Amgen Inc
2.20%, 02/21/2027 11,500 11,807
2.45%, 02/21/2030 26,000 26,796
3.63%, 05/15/2022 8,000 8,322
3.88%, 11/15/2021 38,529 39,914
Biogen Inc
2.25%, 05/01/2030 65,000 64,911
Gilead Sciences Inc
3.50%, 02/01/2025 10,000 10,999
3.65%, 03/01/2026 21,000 23,650
4.40%, 12/01/2021 9,900 10,368
$ 196,767
Chemicals - 0.99%
Air Liquide Finance SA
2.25%, 09/10/2029
(h)
24,000 24,109
Airgas Inc
3.65%, 07/15/2024 12,750 13,545
Westlake Chemical Corp
3.60%, 08/15/2026 43,000 41,505
$ 79,159
Commercial Services - 0.37%
ERAC USA Finance LLC
3.30%, 10/15/2022
(h)
7,000 7,075
4.50%, 08/16/2021
(h)
6,000 6,170
7.00%, 10/15/2037
(h)
13,000 16,704
$ 29,949
Computers - 0.95%
Apple Inc
2.05%, 09/11/2026 30,000 31,631
2.40%, 05/03/2023 14,650 15,357
3.20%, 05/11/2027 13,000 14,487
3.25%, 02/23/2026 13,000 14,444
$ 75,919
Credit Card Asset Backed Securities - 0.54%
American Express Credit Account Master Trust
1.05%, 04/15/2024 35,000 34,819
1.00 x 1 Month USD LIBOR + 0.24%
Cabela's Credit Card Master Note Trust
1.48%, 07/17/2023 8,500 8,498
1.00 x 1 Month USD LIBOR + 0.67%
$ 43,317
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0.41%
Jefferies Group LLC
5.13%, 01/20/2023 $ 1,500 $ 1,570
6.25%, 01/15/2036 10,325 10,872
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 19,000 18,890
4.85%, 01/15/2027 1,750 1,815
$ 33,147
Electric - 9.81%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 26,442
Alabama Power Co
3.45%, 10/01/2049 42,000 47,976
Berkshire Hathaway Energy Co
4.05%, 04/15/2025
(h)
10,000 11,221
Black Hills Corp
3.05%, 10/15/2029 39,500 40,023
3.15%, 01/15/2027 7,500 7,572
4.35%, 05/01/2033 8,000 8,976
Dayton Power & Light Co/The
3.95%, 06/15/2049 10,000 10,859
Entergy Louisiana LLC
2.90%, 03/15/2051 7,000 7,415
3.25%, 04/01/2028 12,000 13,031
4.20%, 09/01/2048 31,000 39,757
Entergy Texas Inc
2.55%, 06/01/2021 15,000 15,086
Florida Power & Light Co
2.85%, 04/01/2025 3,000 3,251
3.15%, 10/01/2049 25,000 28,714
GenOn Energy Inc - Escrow
0.00%, 10/15/2020
(d),(e),(f)
9,300 —
Interstate Power & Light Co
3.50%, 09/30/2049 66,000 71,313
LG&E & KU Energy LLC
3.75%, 11/15/2020 5,000 5,027
4.38%, 10/01/2021 5,900 6,062
Louisville Gas & Electric Co
3.30%, 10/01/2025 3,000 3,252
Metropolitan Edison Co
3.50%, 03/15/2023
(h)
9,900 10,318
4.30%, 01/15/2029
(h)
14,000 16,247
Monongahela Power Co
3.55%, 05/15/2027
(h)
5,000 5,412
Nevada Power Co
2.40%, 05/01/2030 20,500 21,456
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 54,738
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 20,283
Oncor Electric Delivery Co LLC
2.95%, 04/01/2025 7,000 7,532
3.10%, 09/15/2049 33,500 37,823
4.10%, 11/15/2048 5,000 6,267
5.75%, 03/15/2029 21,000 27,620
PacifiCorp
5.25%, 06/15/2035 5,750 7,708
6.25%, 10/15/2037 2,500 3,589
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 18,167
Public Service Co of Colorado
3.20%, 03/01/2050 15,000 17,106
Solar Star Funding LLC
3.95%, 06/30/2035
(h)
6,101 6,196
5.38%, 06/30/2035
(h)
21,359 23,926

Schedule of Investments
Core Fixed Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
100
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southwestern Electric Power Co
2.75%, 10/01/2026 $ 10,000 $ 10,057
3.55%, 02/15/2022 12,900 13,317
3.85%, 02/01/2048 7,900 8,384
Talen Energy Supply LLC
4.60%, 12/15/2021 11,750 9,576
TransAlta Corp
4.50%, 11/15/2022 19,650 19,110
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 2,099
3.85%, 03/15/2023 19,900 20,784
4.85%, 12/01/2048 7,000 8,904
5.15%, 11/15/2021 3,000 3,123
Xcel Energy Inc
2.60%, 12/01/2029 32,000 33,301
3.50%, 12/01/2049 24,000 26,338
$ 785,358
Electronics - 0.44%
Keysight Technologies Inc
3.00%, 10/30/2029 35,000 35,195
Environmental Control - 0.65%
Advanced Disposal Services Inc
5.63%, 11/15/2024
(h)
12,000 12,420
Republic Services Inc
2.30%, 03/01/2030 16,500 16,632
3.20%, 03/15/2025 13,000 13,837
3.55%, 06/01/2022 9,000 9,393
$ 52,282
Food - 0.55%
Kraft Heinz Foods Co
3.50%, 07/15/2022 7,000 7,154
3.75%, 04/01/2030
(h)
21,000 21,520
3.95%, 07/15/2025 15,000 15,703
$ 44,377
Gas - 0.63%
NiSource Inc
2.95%, 09/01/2029 29,000 30,428
3.60%, 05/01/2030 14,000 15,620
3.85%, 02/15/2023 4,000 4,199
$ 50,247
Healthcare - Services - 0.77%
Encompass Health Corp
5.75%, 11/01/2024 4,376 4,398
5.75%, 09/15/2025 1,000 1,015
HCA Inc
4.13%, 06/15/2029 14,000 15,145
5.63%, 09/01/2028 2,000 2,216
5.88%, 05/01/2023 4,500 4,827
7.50%, 11/06/2033 1,950 2,218
UnitedHealth Group Inc
2.88%, 08/15/2029 15,000 16,259
3.50%, 08/15/2039 14,000 15,642
$ 61,720
Housewares - 0.14%
Newell Brands Inc
3.85%, 04/01/2023 6,000 6,105
4.20%, 04/01/2026 5,000 5,010
$ 11,115
Insurance - 1.93%
Berkshire Hathaway Finance Corp
1.85%, 03/12/2030 8,000 8,204
Berkshire Hathaway Inc
3.00%, 02/11/2023 8,000 8,541
3.75%, 08/15/2021 5,000 5,206
Fidelity National Financial Inc
4.50%, 08/15/2028 39,500 42,630
5.50%, 09/01/2022 5,000 5,340
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
First American Financial Corp
4.30%, 02/01/2023 $ 21,800 $ 21,964
4.60%, 11/15/2024 5,000 5,318
Five Corners Funding Trust
4.42%, 11/15/2023
(h)
15,500 17,048
Prudential Financial Inc
2.10%, 03/10/2030
(j)
23,000 22,812
3.88%, 03/27/2028 7,000 7,827
4.50%, 11/16/2021 7,000 7,323
5.38%, 06/21/2020 2,000 2,011
$ 154,224
Internet - 1.13%
Amazon.com Inc
2.80%, 08/22/2024 44,000 47,496
4.05%, 08/22/2047 32,650 42,674
$ 90,170
Iron & Steel - 0.17%
Allegheny Technologies Inc
7.88%, 08/15/2023 14,750 13,524
Lodging - 0.48%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 38,224
Media - 2.50%
Comcast Corp
2.65%, 02/01/2030 33,000 35,167
2.85%, 01/15/2023 13,000 13,684
3.13%, 07/15/2022 2,000 2,104
3.30%, 02/01/2027 10,000 10,966
3.95%, 10/15/2025 15,000 16,887
4.25%, 10/15/2030 4,500 5,415
6.45%, 03/15/2037 1,800 2,610
Discovery Communications LLC
4.13%, 05/15/2029 22,000 23,115
5.30%, 05/15/2049 13,000 15,072
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 9,171
6.75%, 06/15/2039 6,000 7,657
7.30%, 07/01/2038 7,750 10,247
Walt Disney Co/The
2.00%, 09/01/2029 28,000 27,991
4.50%, 02/15/2021 7,000 7,178
6.40%, 12/15/2035 8,900 12,862
$ 200,126
Oil & Gas - 2.49%
BP Capital Markets America Inc
2.94%, 04/06/2023 7,000 7,224
3.12%, 05/04/2026 10,000 10,471
3.41%, 02/11/2026 13,000 13,787
3.94%, 09/21/2028 13,000 14,182
BP Capital Markets PLC
2.50%, 11/06/2022 7,000 7,143
3.56%, 11/01/2021 17,000 17,423
Canadian Natural Resources Ltd
3.80%, 04/15/2024 35,000 33,844
Helmerich & Payne Inc
4.65%, 03/15/2025 7,000 7,113
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,614
5.38%, 10/01/2022 11,000 11,033
Nabors Industries Inc
5.10%, 09/15/2023 5,000 1,350
Phillips 66
4.30%, 04/01/2022 28,000 29,189
Suncor Energy Inc
3.60%, 12/01/2024 18,000 18,473
4.00%, 11/15/2047 4,500 4,254
9.25%, 10/15/2021 9,475 10,085

Schedule of Investments
Core Fixed Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
101
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Valaris plc
4.88%, 06/01/2022 $ 8,650 $ 1,060
W&T Offshore Inc
9.75%, 11/01/2023
(h)
6,750 2,227
Whiting Petroleum Corp
5.75%, 03/15/2021 19,150 1,915
$ 199,387
Oil & Gas Services - 0.54%
Schlumberger Holdings Corp
3.63%, 12/21/2022
(h)
10,000 10,101
4.00%, 12/21/2025
(h)
33,000 33,317
$ 43,418
Other Asset Backed Securities - 1.56%
Drug Royalty III LP 1
2.82%, 10/15/2031
(h)
2,450 2,379
1.00 x 3 Month USD LIBOR + 1.60%
3.60%, 04/15/2027
(h)
1,528 1,530
3.72%, 04/15/2027
(h)
1,613 1,607
1.00 x 3 Month USD LIBOR + 2.50%
3.98%, 04/15/2027
(h)
219 220
4.27%, 10/15/2031
(h)
3,150 3,226
PFS Financing Corp
1.36%, 09/15/2023
(h)
40,000 38,757
1.00 x 1 Month USD LIBOR + 0.55%
1.36%, 04/15/2024
(h)
13,000 12,471
1.00 x 1 Month USD LIBOR + 0.55%
Trafigura Securitisation Finance PLC 2017-1
1.66%, 12/15/2020
(h)
17,000 16,942
1.00 x 1 Month USD LIBOR + 0.85%
Verizon Owner Trust 2017-3
0.99%, 04/20/2022
(h)
5,775 5,767
1.00 x 1 Month USD LIBOR + 0.27%
Verizon Owner Trust 2019-C
1.14%, 04/22/2024 42,500 42,094
1.00 x 1 Month USD LIBOR + 0.42%
$ 124,993
Packaging & Containers - 0.12%
Sealed Air Corp
5.50%, 09/15/2025
(h)
2,000 2,130
6.88%, 07/15/2033
(h)
6,900 7,625
$ 9,755
Pharmaceuticals - 2.42%
AbbVie Inc
2.15%, 11/19/2021
(h)
33,000 33,424
2.30%, 11/21/2022
(h)
18,000 18,448
2.90%, 11/06/2022 14,650 15,233
Bristol-Myers Squibb Co
3.20%, 06/15/2026
(h)
20,000 22,071
3.40%, 07/26/2029
(h)
27,000 30,896
3.45%, 11/15/2027
(h)
9,000 10,201
3.90%, 02/20/2028
(h)
10,500 12,239
CVS Health Corp
3.00%, 08/15/2026 7,000 7,434
4.30%, 03/25/2028 13,000 14,741
5.05%, 03/25/2048 23,000 29,146
$ 193,833
Pipelines - 1.69%
ANR Pipeline Co
9.63%, 11/01/2021 900 997
Buckeye Partners LP
3.95%, 12/01/2026 10,500 9,502
4.15%, 07/01/2023 10,000 9,350
4.35%, 10/15/2024 8,000 7,360
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 12,660
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 14,152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
NGPL PipeCo LLC
4.88%, 08/15/2027
(h)
$ 22,000 $ 22,419
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 12,501
Southeast Supply Header LLC
4.25%, 06/15/2024
(h)
14,650 15,608
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 6,201
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,416
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 8,501
7.25%, 08/15/2038 10,000 13,568
$ 135,235
REITs - 9.20%
Alexandria Real Estate Equities Inc
2.75%, 12/15/2029 14,500 14,529
3.38%, 08/15/2031 30,000 32,391
4.30%, 01/15/2026 9,900 10,881
4.90%, 12/15/2030 4,250 5,087
American Tower Corp
2.40%, 03/15/2025 7,000 7,210
2.75%, 01/15/2027 53,000 54,921
3.30%, 02/15/2021 6,000 6,070
3.38%, 10/15/2026 5,000 5,385
CBL & Associates LP
5.95%, 12/15/2026 13,750 3,713
Crown Castle International Corp
3.10%, 11/15/2029 8,000 8,539
4.00%, 11/15/2049 17,000 19,231
4.30%, 02/15/2029 13,000 14,932
CubeSmart LP
3.00%, 02/15/2030 18,000 17,589
4.00%, 11/15/2025 5,000 5,213
4.38%, 12/15/2023 8,000 8,366
4.38%, 02/15/2029 2,000 2,198
4.80%, 07/15/2022 16,800 17,467
Duke Realty LP
2.88%, 11/15/2029 12,500 12,986
3.25%, 06/30/2026 5,000 5,239
3.38%, 12/15/2027 25,000 26,594
3.88%, 10/15/2022 3,000 3,104
Healthcare Realty Trust Inc
2.40%, 03/15/2030 9,000 7,954
3.63%, 01/15/2028 3,500 3,491
3.88%, 05/01/2025 5,000 5,060
Healthpeak Properties Inc
3.00%, 01/15/2030 50,000 48,230
Omega Healthcare Investors Inc
3.63%, 10/01/2029 32,000 28,683
4.75%, 01/15/2028 7,000 6,865
5.25%, 01/15/2026 8,000 7,865
Physicians Realty LP
4.30%, 03/15/2027 17,900 16,948
SBA Tower Trust
2.84%, 01/15/2050
(h)
30,000 30,551
Service Properties Trust
4.35%, 10/01/2024 12,000 10,162
4.50%, 06/15/2023 5,000 4,325
4.65%, 03/15/2024 5,650 4,805
4.95%, 02/15/2027 5,900 4,566
5.00%, 08/15/2022 14,650 13,409
Simon Property Group LP
2.00%, 09/13/2024 32,000 30,230
2.75%, 02/01/2023 7,000 6,935
STORE Capital Corp
4.63%, 03/15/2029 33,500 32,740

Schedule of Investments
Core Fixed Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
102
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Ventas Realty LP
3.00%, 01/15/2030 $ 8,000 $ 7,308
3.85%, 04/01/2027 21,000 21,047
Ventas Realty LP / Ventas Capital Corp
3.25%, 08/15/2022 9,650 9,650
Welltower Inc
2.70%, 02/15/2027 12,000 11,631
3.10%, 01/15/2030 23,000 21,757
3.75%, 03/15/2023 3,000 3,059
4.13%, 03/15/2029 6,000 6,187
4.25%, 04/15/2028 4,000 4,144
4.50%, 01/15/2024 5,000 5,183
Weyerhaeuser Co
3.25%, 03/15/2023 5,000 5,090
4.70%, 03/15/2021 13,800 14,284
7.38%, 03/15/2032 40,000 53,242
WP Carey Inc
3.85%, 07/15/2029 30,000 29,374
$ 736,420
Savings & Loans - 0.09%
First Niagara Financial Group Inc
7.25%, 12/15/2021 6,500 6,903
Semiconductors - 0.37%
NVIDIA Corp
2.85%, 04/01/2030 14,000 15,254
3.50%, 04/01/2040 13,000 14,612
$ 29,866
Software - 0.80%
Oracle Corp
2.50%, 05/15/2022 35,000 36,013
2.95%, 05/15/2025 25,900 27,818
$ 63,831
Telecommunications - 1.77%
Corning Inc
2.90%, 05/15/2022 5,000 5,129
4.75%, 03/15/2042 4,650 5,436
5.45%, 11/15/2079 35,000 38,972
Crown Castle Towers LLC
4.24%, 07/15/2048
(h)
13,000 14,544
Qwest Corp
6.75%, 12/01/2021 20,800 21,759
Sprint Corp
7.88%, 09/15/2023 7,750 8,710
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(h)
14,438 14,474
5.15%, 03/20/2028
(h)
16,500 18,150
T-Mobile USA Inc
6.38%, 03/01/2025 14,000 14,367
$ 141,541
Transportation - 0.63%
Ryder System Inc
2.90%, 12/01/2026 51,000 50,214
Trailer Bridge Inc
0.00%, 11/15/2011
(d),(e),(f)
14,000 —
$ 50,214
Trucking & Leasing - 0.54%
Penske Truck Leasing Co Lp / PTL Finance Corp
2.70%, 11/01/2024
(h)
28,000 27,943
3.45%, 07/01/2024
(h)
9,000 9,328
4.88%, 07/11/2022
(h)
5,500 5,762
$ 43,033
TOTAL BONDS $ 5,045,599
SENIOR FLOATING RATE INTERESTS
- 0.22%
Principal
Amount (000's) Value (000's)
Pipelines - 0.09%
BCP Renaissance Parent LLC
4.95%, 10/31/2024
(l)
$ 9,579 $ 7,328
3 Month USD LIBOR + 2.00%
Software - 0.13%
Ivanti Software Inc
10.00%, 01/20/2025
(l)
12,250 10,627
3 Month USD LIBOR + 3.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 17,955
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 35.21%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2.07%
3.00%, 10/01/2042 $ 8,228 $ 8,794
3.00%, 10/01/2042 8,634 9,244
3.00%, 11/01/2042 8,648 9,243
3.00%, 06/01/2043 10,034 10,725
3.00%, 12/01/2046 16,162 17,191
3.00%, 07/01/2047 19,309 20,405
3.50%, 10/01/2041 3,989 4,302
3.50%, 04/01/2042 4,652 5,019
3.50%, 04/01/2042 6,383 6,890
3.50%, 04/01/2045 8,456 9,204
3.50%, 03/01/2048 18,169 19,764
4.00%, 04/01/2039 3,141 3,531
4.00%, 02/01/2045 4,180 4,549
4.00%, 02/01/2046 10,149 11,060
4.00%, 06/01/2046 9,528 10,361
4.50%, 07/01/2039 4,401 4,886
4.50%, 12/01/2040 4,244 4,714
4.50%, 10/01/2041 5,265 5,839
9.00%, 01/01/2025 2 2
$ 165,723
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 16.94%
3.00%, 03/01/2042 6,832 7,291
3.00%, 03/01/2042 7,349 7,838
3.00%, 05/01/2042 7,605 8,116
3.00%, 06/01/2042 7,332 7,827
3.00%, 06/01/2042 6,817 7,278
3.00%, 08/01/2049 47,259 50,243
3.00%, 09/01/2049 44,916 47,580
3.00%, 10/01/2049 47,482 50,231
3.00%, 10/01/2049 47,949 50,801
3.00%, 11/01/2049 48,041 51,060
3.00%, 11/01/2049 59,502 62,851
3.00%, 11/01/2049 47,322 50,137
3.50%, 12/01/2040 4,855 5,241
3.50%, 01/01/2041 3,153 3,403
3.50%, 01/01/2041 3,487 3,762
3.50%, 12/01/2041 2,981 3,218
3.50%, 01/01/2042 4,842 5,271
3.50%, 03/01/2042 4,972 5,366
3.50%, 04/01/2042 7,281 7,858
3.50%, 02/01/2043 8,193 8,919
3.50%, 03/01/2045 8,988 9,780
3.50%, 06/01/2045 12,634 13,668
3.50%, 07/01/2045 9,859 10,666
3.50%, 11/01/2045 12,187 13,169
3.50%, 05/01/2046 10,196 10,909
3.50%, 06/01/2046 8,361 8,932
3.50%, 08/01/2047 42,269 44,925
3.50%, 11/01/2047 20,281 21,550
3.50%, 12/01/2047 43,781 46,517
3.50%, 09/01/2048 16,720 17,693
3.50%, 06/01/2049 42,947 45,402
3.50%, 07/01/2049 45,095 47,658
3.50%, 09/01/2049 42,773 45,178
3.50%, 09/01/2049 45,308 47,835
3.50%, 11/01/2049 38,585 40,736

Schedule of Investments
Core Fixed Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
103
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 11/01/2049 $ 48,055 $ 51,155
3.50%, 12/01/2049 39,843 42,064
4.00%, 09/01/2040 4,851 5,365
4.00%, 10/01/2041 3,734 4,082
4.00%, 11/01/2041 5,970 6,526
4.00%, 04/01/2042 4,582 5,013
4.00%, 08/01/2043 7,704 8,533
4.00%, 08/01/2043 6,508 7,147
4.00%, 11/01/2043 6,721 7,386
4.00%, 11/01/2043 8,825 9,809
4.00%, 02/01/2044 8,728 9,667
4.00%, 07/01/2044 5,228 5,699
4.00%, 09/01/2044 5,805 6,336
4.00%, 11/01/2044 7,210 7,865
4.00%, 09/01/2045 15,293 16,974
4.00%, 08/01/2046 11,051 12,014
4.00%, 01/01/2047 10,355 11,122
4.00%, 08/01/2047 13,442 14,405
4.00%, 09/01/2048 35,879 38,232
4.00%, 10/01/2048 16,624 17,707
4.00%, 07/01/2049 36,287 38,625
4.00%, 09/01/2049 29,894 32,054
4.00%, 10/01/2049 46,024 49,608
4.50%, 08/01/2040 6,173 6,857
4.50%, 10/01/2040 3,551 3,936
4.50%, 12/01/2040 4,849 5,388
4.50%, 08/01/2041 5,528 6,142
4.50%, 10/01/2043 3,243 3,602
4.50%, 05/01/2044 6,053 6,634
4.50%, 06/01/2046 7,000 7,638
4.50%, 05/01/2047 10,752 11,656
4.50%, 05/01/2047 10,321 11,230
4.50%, 02/01/2049 15,304 16,495
6.50%, 04/01/2032 13 15
$ 1,355,890
Government National Mortgage Association (GNMA) - 0.56%
3.00%, 02/20/2046 42,150 45,014
U.S. Treasury - 15.64%
1.50%, 08/15/2026 40,000 42,528
1.63%, 06/30/2020 40,000 40,100
1.63%, 11/15/2022 40,000 41,409
1.63%, 08/15/2029 40,000 43,705
1.75%, 05/15/2022 40,000 41,258
2.00%, 02/28/2021 40,000 40,613
2.00%, 11/15/2026 40,000 43,877
2.13%, 05/15/2025 40,000 43,491
2.25%, 11/15/2024 40,000 43,431
2.25%, 08/15/2027 40,000 44,953
2.25%, 11/15/2027 40,000 45,084
2.25%, 08/15/2046 40,000 48,675
2.25%, 08/15/2049 40,000 49,481
2.38%, 02/29/2024 30,000 32,364
2.38%, 05/15/2029 10,000 11,563
2.63%, 11/15/2020 40,000 40,541
2.63%, 02/28/2023 40,000 42,689
2.63%, 02/15/2029 40,000 46,973
2.75%, 11/15/2023 40,000 43,455
2.75%, 02/15/2028 40,000 46,717
2.75%, 08/15/2047 40,000 53,572
2.88%, 08/15/2028 40,000 47,462
2.88%, 05/15/2049 40,000 55,550
3.00%, 09/30/2025 40,000 45,553
3.00%, 11/15/2045 40,000 55,197
3.13%, 05/15/2021 40,000 41,234
3.63%, 02/15/2044 40,000 59,705
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.75%, 11/15/2043 $ 40,000 $ 60,622
$ 1,251,802
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,818,429
Total Investments $ 7,962,919
Other Assets and Liabilities -  0.53% 42,609
TOTAL NET ASSETS - 100.00% $ 8,005,528
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,767 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $17,434 or
0.22% of net assets.
(g) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $633,237 or 7.91% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security or a portion of the security was on loan at the end of the period.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24.43%
Mortgage Securities 19.57%
Government 15.64%
Utilities 10.44%
Consumer, Non-cyclical 7.00%
Communications 5.40%
Energy 4.81%
Asset Backed Securities 3.61%
Industrial 2.60%
Technology 2.25%
Consumer, Cyclical 1.77%
Basic Materials 1.16%
Money Market Funds 0.79%
Other Assets and Liabilities
0.53%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
104
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 1,067,368 $ 2,030,049 $ 3,035,902 $ 61,515
$ 1,067,368 $ 2,030,049 $ 3,035,902 $ 61,515
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 2,797 $ — $ — $ —
$ 2,797 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012 - 05/28/2019 $ 21,314 $ 17,433 0.22%
Total $ 17,433 0.22%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
105
INVESTMENT COMPANIES - 7.35% Shares Held Value (000's)
Exchange-Traded Funds - 3.39%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
150,000 $ 19,375
Money Market Funds - 3.96%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(d),(e)
1,382,445 1,383
Principal Government Money Market Fund -
Institutional Class 0.11%
(d),(f)
21,244,118 21,244
$ 22,627
TOTAL INVESTMENT COMPANIES $ 42,002
COMMON STOCKS - 0.01% Shares Held Value (000's)
Retail - 0.01%
Claire's Holdings LLC
(a),(b),(c)
232 $ 58
TOTAL COMMON STOCKS $ 58
PREFERRED STOCKS - 0.63% Shares Held Value (000's)
Sovereign - 0.63%
CoBank ACB 6.20%, 01/01/2025
(g)
35,000 $ 3,614
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,614
BONDS - 57.10%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.83%
Air 2 US
8.63%, 10/01/2020
(h)
$ 1 $ 1
Boeing Co/The
2.70%, 02/01/2027 1,965 1,744
2.80%, 03/01/2024 845 769
3.20%, 03/01/2029 500 439
3.50%, 03/01/2039 740 595
3.75%, 02/01/2050 70 56
3.90%, 05/01/2049 120 101
4.88%, 05/01/2025
(c),(i)
845 845
5.04%, 05/01/2027
(c),(i)
595 595
5.71%, 05/01/2040
(c),(i)
265 265
Bombardier Inc
6.13%, 01/15/2023
(h)
300 214
7.50%, 03/15/2025
(h)
140 90
Lockheed Martin Corp
4.09%, 09/15/2052 210 271
Raytheon Technologies Corp
3.95%, 08/16/2025 985 1,110
4.13%, 11/16/2028 400 464
4.45%, 11/16/2038 715 890
4.50%, 06/01/2042 710 903
SSL Robotics LLC
9.75%, 12/31/2023
(h)
215 228
TransDigm Inc
6.25%, 03/15/2026
(h)
115 113
7.50%, 03/15/2027 485 441
Triumph Group Inc
6.25%, 09/15/2024
(h)
195 154
7.75%, 08/15/2025
(j)
285 185
$ 10,473
Agriculture - 0.91%
Altria Group Inc
5.80%, 02/14/2039 380 454
BAT Capital Corp
2.29%, 08/14/2020 110 110
3 Month USD LIBOR + 0.59%
2.76%, 08/15/2022 1,035 1,049
3.22%, 08/15/2024 1,255 1,303
3.56%, 08/15/2027 490 503
4.54%, 08/15/2047 25 26
JBS Investments II GmbH
7.00%, 01/15/2026
(h)
200 207
Reynolds American Inc
5.70%, 08/15/2035 635 737
6.88%, 05/01/2020 795 795
$ 5,184
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines - 1.06%
American Airlines 2013-1 Class B Pass Through
Trust
5.63%, 07/15/2022
(h)
$ 151 $ 148
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 576 510
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 723 592
Continental Airlines 2007-1 Class A Pass Through
Trust
5.98%, 10/19/2023 1,260 1,212
Continental Airlines 2012-1 Class A Pass Through
Trust
4.15%, 10/11/2025 1,167 1,053
Southwest Airlines Co
4.75%, 05/04/2023
(i)
435 431
5.25%, 05/04/2025
(i)
275 274
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 917 804
United Airlines 2018-1 Class A Pass Through
Trust
3.70%, 09/01/2031 746 681
United Airlines 2018-1 Class AA Pass Through
Trust
3.50%, 09/01/2031 397 349
$ 6,054
Automobile Asset Backed Securities - 0.47%
Americredit Automobile Receivables Trust 2018-2
2.86%, 11/18/2021 1 1
Santander Retail Auto Lease Trust 2019-A
2.72%, 01/20/2022
(h)
1,106 1,113
World Omni Auto Receivables Trust
1.05%, 03/15/2021 1,551 1,552
$ 2,666
Automobile Manufacturers - 0.89%
BMW US Capital LLC
3.80%, 04/06/2023
(h)
695 725
3.90%, 04/09/2025
(h)
1,380 1,463
Ford Motor Co
8.50%, 04/21/2023 255 252
9.00%, 04/22/2025 250 243
9.63%, 04/22/2030 45 45
Ford Motor Credit Co LLC
3.34%, 03/28/2022 500 460
4.14%, 02/15/2023 450 415
General Motors Co
6.25%, 10/02/2043 525 460
General Motors Financial Co Inc
3.45%, 01/14/2022 730 705
Navistar International Corp
6.63%, 11/01/2025
(h)
243 208
9.50%, 05/01/2025
(h)
100 105
$ 5,081
Banks - 8.21%
ANZ New Zealand Int'l Ltd/London
2.55%, 02/13/2030
(h)
700 711
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand
5.38%, 04/17/2025
(h)
205 210
Bancolombia SA
3.00%, 01/29/2025 200 185

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
2.59%, 04/29/2031
(k)
$ 525 $ 539
United States Secured Overnight Financing
Rate + 2.15%
2.88%, 10/22/2030
(k)
425 443
3 Month USD LIBOR + 1.19%
3.19%, 07/23/2030
(k)
440 469
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(k)
260 275
3 Month USD LIBOR + 0.97%
4.10%, 07/24/2023 475 514
4.20%, 08/26/2024 1,585 1,715
4.25%, 10/22/2026 915 1,004
4.30%, 12/31/2099
(g),(k)
400 359
3 Month USD LIBOR + 2.66%
Barclays PLC
2.85%, 05/07/2026
(c),(i),(k)
600 600
3 Month USD LIBOR + 2.45%
5.09%, 06/20/2030
(k)
400 434
3 Month USD LIBOR + 3.05%
7.75%, 12/31/2049
(g),(k)
200 193
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
4.50%, 12/31/2049
(g),(h),(k)
710 593
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
CIT Group Inc
5.00%, 08/15/2022 190 187
5.80%, 12/31/2049
(g),(j),(k)
310 243
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.11%, 04/08/2026
(k)
1,125 1,179
United States Secured Overnight Financing
Rate + 2.75%
3.52%, 10/27/2028
(k)
95 101
3 Month USD LIBOR + 1.15%
4.65%, 07/23/2048 185 227
4.70%, 12/31/2049
(g),(k)
175 152
United States Secured Overnight Financing
Rate + 3.23%
Cooperatieve Rabobank UA
3.95%, 11/09/2022 820 846
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,235 2,352
Credit Suisse Group AG
4.19%, 04/01/2031
(h),(k)
250 273
United States Secured Overnight Financing
Rate + 3.73%
5.10%, 12/31/2049
(g),(h),(k)
400 358
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
Credit Suisse Group Funding Guernsey Ltd
4.88%, 05/15/2045 375 475
Danske Bank A/S
3.00%, 09/20/2022
(h),(k)
2,250 2,255
3 Month USD LIBOR + 1.25%
Deutsche Bank AG
4.30%, 05/24/2028
(k)
375 338
USD Swap Semi-Annual 5 Year + 2.25%
6.00%, 12/31/2049
(g),(k)
275 199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
Discover Bank
2.70%, 02/06/2030 250 229
First Republic Bank/CA
4.63%, 02/13/2047 1,200 1,448
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 $ 405 $ 429
3.85%, 01/26/2027 388 420
5.75%, 01/24/2022 890 953
6.75%, 10/01/2037 465 635
HSBC Holdings PLC
2.63%, 11/07/2025
(k)
500 510
3 Month USD LIBOR + 1.14%
4.25%, 03/14/2024 840 891
JPMorgan Chase & Co
2.08%, 04/22/2026
(k)
1,435 1,455
United States Secured Overnight Financing
Rate + 1.85%
3.21%, 04/01/2023
(k)
220 227
3 Month USD LIBOR + 0.70%
3.96%, 11/15/2048
(k)
105 124
3 Month USD LIBOR + 1.38%
4.60%, 12/31/2049
(g),(k)
1,680 1,507
United States Secured Overnight Financing
Rate + 3.13%
4.95%, 06/01/2045 155 197
5.50%, 10/15/2040 345 474
Lloyds Banking Group PLC
3.87%, 07/09/2025
(k)
1,900 1,999
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
2.19%, 04/28/2026
(k)
335 339
United States Secured Overnight Financing
Rate + 1.99%
3.62%, 04/01/2031
(k)
380 417
United States Secured Overnight Financing
Rate + 3.12%
5.00%, 11/24/2025 530 599
5.55%, 12/31/2049
(g),(k)
1,401 1,289
3 Month USD LIBOR + 3.81%
6.38%, 07/24/2042 130 201
Popular Inc
6.13%, 09/14/2023 145 140
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024 2,439 2,589
7.50%, 12/31/2049
(g),(k)
1,291 1,232
USD Swap Semi-Annual 5 Year + 5.80%
Santander UK PLC
5.00%, 11/07/2023
(h)
594 623
Skandinaviska Enskilda Banken AB
5.75%, 12/31/2049
(g),(k)
2,197 2,193
USD Swap Semi-Annual 5 Year + 3.85%
Standard Chartered PLC
2.82%, 01/30/2026
(h),(k)
520 517
3 Month USD LIBOR + 1.21%
Svenska Handelsbanken AB
3.90%, 11/20/2023 425 457
Synchrony Bank
3.00%, 06/15/2022 1,415 1,389
UBS AG/London
1.75%, 04/21/2022
(h)
1,025 1,029
UBS Group AG
6.88%, 12/31/2049
(g),(k)
1,115 1,119
USD Swap Rate NY 5 Year + 5.50%
US Bancorp
3.00%, 07/30/2029 175 184
Wells Fargo & Co
2.10%, 07/26/2021 1,250 1,261
3.07%, 04/30/2041
(k)
240 238
United States Secured Overnight Financing
Rate + 2.53%
3.75%, 01/24/2024 360 384

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
107
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
4.40%, 06/14/2046 $ 465 $ 524
Westpac Banking Corp
4.11%, 07/24/2034
(k)
125 132
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 240 265
Zions Bancorp NA
3.50%, 08/27/2021 840 844
$ 46,892
Beverages - 0.78%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 850 926
4.90%, 02/01/2046 420 485
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 805 867
Constellation Brands Inc
2.88%, 05/01/2030 200 204
3.70%, 12/06/2026 390 415
4.40%, 11/15/2025 660 728
Corp Lindley SA
6.75%, 11/23/2021
(h)
14 14
6.75%, 11/23/2021 14 14
Diageo Capital PLC
2.00%, 04/29/2030 370 369
Keurig Dr Pepper Inc
3.55%, 05/25/2021 155 158
PepsiCo Inc
1.63%, 05/01/2030
(i)
265 262
$ 4,442
Building Materials - 0.23%
Builders FirstSource Inc
5.00%, 03/01/2030
(h)
145 125
6.75%, 06/01/2027
(h)
242 249
Carrier Global Corp
2.24%, 02/15/2025
(h)
630 625
Martin Marietta Materials Inc
2.50%, 03/15/2030 255 239
Norbord Inc
5.75%, 07/15/2027
(h)
100 91
$ 1,329
Chemicals - 1.03%
Air Products and Chemicals Inc
2.70%, 05/15/2040 190 193
Aruba Investments Inc
8.75%, 02/15/2023
(h)
295 288
Blue Cube Spinco LLC
9.75%, 10/15/2023 125 130
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(h)
250 202
CF Industries Inc
4.95%, 06/01/2043 310 317
CNAC HK Finbridge Co Ltd
4.63%, 03/14/2023 350 362
Consolidated Energy Finance SA
4.49%, 06/15/2022
(h)
250 208
3 Month USD LIBOR + 3.75%
6.88%, 06/15/2025
(h)
390 300
DuPont de Nemours Inc
2.17%, 05/01/2023
(i)
1,935 1,948
5.32%, 11/15/2038 525 638
5.42%, 11/15/2048 100 129
Equate Petrochemical BV
3.00%, 03/03/2022 375 375
LYB International Finance III LLC
2.88%, 05/01/2025 575 582
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
NOVA Chemicals Corp
5.25%, 08/01/2023
(h)
$ 130 $ 122
PolyOne Corp
5.75%, 05/15/2025
(h),(i)
50 51
Valvoline Inc
4.25%, 02/15/2030
(h)
70 68
$ 5,913
Commercial Mortgage Backed Securities - 4.26%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,000 1,072
COMM 2013-CCRE11 Mortgage Trust
1.09%, 08/10/2050
(l),(m)
50,997 1,372
COMM 2013-CCRE6 Mortgage Trust
4.23%, 03/10/2046
(h),(m)
500 407
COMM 2013-CCRE8 Mortgage Trust
4.08%, 06/10/2046
(h),(m)
3,000 2,988
COMM 2015-CCRE22 Mortgage Trust
4.24%, 03/10/2048
(m)
1,611 1,411
Credit Suisse Commercial Mortgage Trust Series
2006-C5
1.09%, 12/15/2039
(l),(m)
640 7
GS Mortgage Securities Trust 2012-GCJ7
2.35%, 05/10/2045
(l),(m)
10,882 259
GS Mortgage Securities Trust 2013-GC16
1.21%, 11/10/2046
(l),(m)
20,063 604
5.49%, 11/10/2046
(m)
800 744
GS Mortgage Securities Trust 2013-GCJ12
3.78%, 06/10/2046
(m)
555 532
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.60%, 08/15/2046
(h),(m)
800 778
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.65%, 12/15/2047
(l),(m)
10,126 306
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
1.10%, 12/15/2046
(l),(m)
8,609 229
JPMBB Commercial Mortgage Securities Trust
2013-C15
1.24%, 11/15/2045
(l),(m)
22,383 660
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.97%, 02/15/2047
(m)
2,700 2,453
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.90%, 04/15/2047
(l),(m)
23,830 446
JPMBB Commercial Mortgage Securities Trust
2014-C24
1.07%, 11/15/2047
(l),(m)
7,681 196
4.06%, 11/15/2047
(h),(m)
1,000 719
LB-UBS Commercial Mortgage Trust 2005-C3
0.97%, 07/15/2040
(h),(l),(m)
1,229 —
LB-UBS Commercial Mortgage Trust 2007-C1
0.35%, 02/15/2040
(l),(m)
253 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.37%, 08/15/2046
(l),(m)
18,798 141
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.16%, 06/15/2047
(l),(m)
20,201 598
4.93%, 06/15/2047
(m)
4,250 3,825
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30
3.18%, 09/15/2049 1,571 1,558
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.20%, 10/15/2030
(h),(l),(m)
21,767 436

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
108
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.77%, 12/10/2045
(h),(l),(m)
$ 19,291 $ 591
WFRBS Commercial Mortgage Trust 2014-C22
4.37%, 09/15/2057
(m)
2,000 1,994
$ 24,326
Commercial Services - 0.52%
Ahern Rentals Inc
7.38%, 05/15/2023
(h)
360 169
Garda World Security Corp
9.50%, 11/01/2027
(h)
268 268
Global Payments Inc
2.65%, 02/15/2025 500 514
PayPal Holdings Inc
2.20%, 09/26/2022 590 601
2.65%, 10/01/2026 330 346
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(h)
180 160
Refinitiv US Holdings Inc
8.25%, 11/15/2026
(h)
335 363
Tms International Holding Corp
7.25%, 08/15/2025
(h)
335 250
United Rentals North America Inc
4.63%, 10/15/2025 175 172
4.88%, 01/15/2028 55 55
5.88%, 09/15/2026 95 98
$ 2,996
Computers - 0.80%
Apple Inc
4.65%, 02/23/2046 555 752
Dell International LLC / EMC Corp
4.42%, 06/15/2021
(h)
735 747
4.90%, 10/01/2026
(h)
1,485 1,535
5.45%, 06/15/2023
(h)
920 974
Hewlett Packard Enterprise Co
4.65%, 10/01/2024 560 595
$ 4,603
Credit Card Asset Backed Securities - 0.22%
Chase Issuance Trust
1.01%, 04/17/2023 1,247 1,243
1.00 x 1 Month USD LIBOR + 0.20%
Distribution & Wholesale - 0.07%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(h)
110 104
5.88%, 05/15/2026
(h)
305 302
$ 406
Diversified Financial Services - 1.00%
Avation Capital SA
6.50%, 05/15/2021
(h)
200 168
Blackstone Holdings Finance Co LLC
2.50%, 01/10/2030
(h)
65 65
3.50%, 09/10/2049
(h)
85 82
Brookfield Finance Inc
4.00%, 04/01/2024 1,138 1,200
Brookfield Finance LLC
3.45%, 04/15/2050 900 742
Credit Acceptance Corp
5.13%, 12/31/2024
(h)
155 136
6.63%, 03/15/2026 360 324
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 500 521
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(h),(m),(n)
165 100
ILFC E-Capital Trust II
3.57%, 12/21/2065
(h),(m)
155 77
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Navient Corp
5.00%, 03/15/2027 $ 115 $ 97
6.13%, 03/25/2024 305 281
6.63%, 07/26/2021 175 174
6.75%, 06/15/2026 250 226
Nuveen Finance LLC
4.13%, 11/01/2024
(h)
505 543
Springleaf Finance Corp
5.63%, 03/15/2023 190 180
6.63%, 01/15/2028 290 256
6.88%, 03/15/2025 340 321
Visa Inc
1.90%, 04/15/2027 220 228
$ 5,721
Electric - 3.01%
Alabama Power Co
3.45%, 10/01/2049 655 748
Avangrid Inc
3.20%, 04/15/2025 1,115 1,178
Centrais Eletricas Brasileiras SA
3.63%, 02/04/2025
(h)
200 182
CMS Energy Corp
3.00%, 05/15/2026 275 290
4.70%, 03/31/2043 110 135
Commonwealth Edison Co
4.00%, 03/01/2049 405 505
Dominion Energy Inc
3.90%, 10/01/2025 720 788
4.25%, 06/01/2028 475 533
DTE Electric Co
3.95%, 03/01/2049 100 124
DTE Energy Co
3.40%, 06/15/2029 200 207
6.38%, 04/15/2033 81 108
Duke Energy Florida LLC
3.80%, 07/15/2028 355 406
Elwood Energy LLC
8.16%, 07/05/2026 94 94
Enel Chile SA
4.88%, 06/12/2028 260 285
Evergy Inc
2.90%, 09/15/2029 1,085 1,112
Exelon Corp
3.50%, 06/01/2022 465 479
FirstEnergy Corp
3.40%, 03/01/2050 550 586
Fortis Inc/Canada
3.06%, 10/04/2026 174 177
Georgia Power Co
3.70%, 01/30/2050 105 119
4.30%, 03/15/2043 130 153
Indiantown Cogeneration LP
9.77%, 12/15/2020 112 114
Louisville Gas & Electric Co
4.25%, 04/01/2049 180 225
MidAmerican Energy Co
3.15%, 04/15/2050 130 147
National Rural Utilities Cooperative Finance Corp
4.75%, 04/30/2043
(k)
355 355
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
2.75%, 05/01/2025 845 899
3.50%, 04/01/2029 800 893
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(h)
270 275
NRG Energy Inc
5.25%, 06/15/2029
(h)
390 417
7.25%, 05/15/2026 120 129

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
109
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PPL WEM Ltd / Western Power Distribution PLC
5.38%, 05/01/2021
(h)
$ 2,660 $ 2,728
Southern California Edison Co
4.20%, 03/01/2029 460 515
4.88%, 03/01/2049 500 629
Southern Co/The
5.50%, 03/15/2057
(k)
180 181
3 Month USD LIBOR + 3.63%
State Grid Overseas Investment 2016 Ltd
3.50%, 05/04/2027 250 272
Tucson Electric Power Co
4.85%, 12/01/2048 100 127
Virginia Electric & Power Co
3.80%, 04/01/2028 200 226
4.60%, 12/01/2048 95 127
Vistra Operations Co LLC
5.00%, 07/31/2027
(h)
200 204
5.63%, 02/15/2027
(h)
230 242
Xcel Energy Inc
2.60%, 12/01/2029 275 286
$ 17,200
Electrical Components & Equipment - 0.04%
Energizer Holdings Inc
5.50%, 06/15/2025
(h)
140 141
6.38%, 07/15/2026
(h)
70 73
$ 214
Engineering & Construction - 0.02%
MasTec Inc
4.88%, 03/15/2023 130 128
Entertainment - 0.19%
Boyne USA Inc
7.25%, 05/01/2025
(h)
125 125
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(h)
205 161
CCM Merger Inc
6.00%, 03/15/2022
(h)
195 184
Eldorado Resorts Inc
6.00%, 09/15/2026 190 191
Enterprise Development Authority/The
12.00%, 07/15/2024
(h)
185 167
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
7.75%, 04/15/2025
(h)
240 244
$ 1,072
Environmental Control - 0.60%
Republic Services Inc
2.30%, 03/01/2030 315 317
2.50%, 08/15/2024 940 979
Waste Connections Inc
2.60%, 02/01/2030 300 305
4.25%, 12/01/2028 1,110 1,254
Waste Management Inc
3.20%, 06/15/2026 510 559
$ 3,414
Food - 0.55%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 02/15/2023
(h)
120 118
4.63%, 01/15/2027
(h)
140 142
5.75%, 03/15/2025 55 57
5.88%, 02/15/2028
(h)
75 78
6.63%, 06/15/2024 125 129
7.50%, 03/15/2026
(h)
235 257
Ingles Markets Inc
5.75%, 06/15/2023 151 151
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(h)
475 480
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co
2.80%, 07/02/2020 $ 36 $ 36
3.50%, 06/06/2022 435 447
4.38%, 06/01/2046 275 262
McCormick & Co Inc/MD
3.15%, 08/15/2024 250 264
Post Holdings Inc
4.63%, 04/15/2030
(h)
180 176
5.00%, 08/15/2026
(h)
410 405
TreeHouse Foods Inc
4.88%, 03/15/2022 135 135
$ 3,137
Gas - 0.27%
Dominion Energy Gas Holdings LLC
3.00%, 11/15/2029 200 197
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029 615 671
Southern California Gas Co
2.55%, 02/01/2030 300 318
Southern Co Gas Capital Corp
4.40%, 05/30/2047 295 343
$ 1,529
Healthcare - Products - 0.34%
Abbott Laboratories
4.90%, 11/30/2046 200 282
Boston Scientific Corp
3.45%, 03/01/2024 785 832
4.00%, 03/01/2029 120 135
4.70%, 03/01/2049 335 419
Medtronic Inc
4.38%, 03/15/2035 204 259
$ 1,927
Healthcare - Services - 0.60%
Centene Corp
3.38%, 02/15/2030
(h)
340 343
4.25%, 12/15/2027
(h)
35 37
4.63%, 12/15/2029
(h)
230 252
4.75%, 05/15/2022 130 131
5.25%, 04/01/2025
(h)
500 521
5.38%, 06/01/2026
(h)
420 445
HCA Inc
5.50%, 06/15/2047 95 115
5.88%, 05/01/2023 330 354
5.88%, 02/01/2029 525 601
Tenet Healthcare Corp
4.63%, 09/01/2024
(h)
110 108
5.13%, 11/01/2027
(h)
300 296
8.13%, 04/01/2022 70 70
UnitedHealth Group Inc
3.50%, 08/15/2039 150 168
$ 3,441
Home Builders - 0.24%
Forestar Group Inc
5.00%, 03/01/2028
(h)
120 105
8.00%, 04/15/2024
(h)
560 549
KB Home
7.63%, 05/15/2023 110 114
Lennar Corp
4.88%, 12/15/2023 125 128
LGI Homes Inc
6.88%, 07/15/2026
(h)
325 303
TRI Pointe Group Inc
4.88%, 07/01/2021 130 127
Williams Scotsman International Inc
7.88%, 12/15/2022
(h)
77 78
$ 1,404

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
110
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities - 0.11%
First NLC Trust 2005-1
0.97%, 05/25/2035 $ 224 $ 192
1.00 x 1 Month USD LIBOR + 0.50%
JP Morgan Mortgage Acquisition Trust
2006-CW2
0.64%, 08/25/2036 36 36
1.00 x 1 Month USD LIBOR + 0.15%
Saxon Asset Securities Trust 2004-1
2.18%, 03/25/2035 267 158
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
1.25%, 02/25/2035 303 265
1.00 x 1 Month USD LIBOR + 0.77%
$ 651
Insurance - 2.65%
American International Group Inc
3.90%, 04/01/2026 500 541
4.50%, 07/16/2044 478 528
Arch Capital Finance LLC
5.03%, 12/15/2046 110 138
Markel Corp
3.35%, 09/17/2029 65 67
4.30%, 11/01/2047 175 180
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(h)
240 247
New York Life Insurance Co
3.75%, 05/15/2050
(h)
270 306
PartnerRe Finance B LLC
3.70%, 07/02/2029 125 132
Pricoa Global Funding I
3.45%, 09/01/2023
(h)
1,275 1,364
Progressive Corp/The
3.95%, 03/26/2050 185 233
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(h),(k)
200 218
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
5.65%, 05/15/2053
(k)
935 916
3 Month USD LIBOR + 3.58%
XLIT Ltd
4.45%, 03/31/2025 6,080 6,685
5.50%, 03/31/2045 2,770 3,580
$ 15,135
Internet - 0.36%
Alibaba Group Holding Ltd
3.60%, 11/28/2024 250 270
Baidu Inc
3.08%, 04/07/2025 300 306
4.38%, 05/14/2024 375 400
Netflix Inc
4.38%, 11/15/2026 455 478
Prosus NV
3.68%, 01/21/2030
(h)
325 325
Tencent Holdings Ltd
3.80%, 02/11/2025
(h)
250 269
$ 2,048
Investment Companies - 0.14%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 105 99
6.25%, 02/01/2022 130 131
6.25%, 05/15/2026 580 570
$ 800
Iron & Steel - 0.45%
Cleveland-Cliffs Inc
6.38%, 10/15/2025
(h)
85 60
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
CSN Islands XI Corp
6.75%, 01/28/2028
(h)
$ 235 $ 153
Evraz PLC
5.25%, 04/02/2024
(h)
350 372
Steel Dynamics Inc
2.80%, 12/15/2024 1,550 1,516
3.45%, 04/15/2030 225 214
Vale Overseas Ltd
6.25%, 08/10/2026 100 110
6.88%, 11/21/2036 129 150
$ 2,575
Leisure Products & Services - 0.01%
NCL Corp Ltd
3.63%, 12/15/2024
(h)
85 55
Lodging - 0.13%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(h)
25 25
5.75%, 05/01/2028
(h)
23 23
Marriott International Inc/MD
5.75%, 05/01/2025 545 569
MGM Resorts International
6.00%, 03/15/2023 150 146
$ 763
Machinery - Diversified - 0.08%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(h)
475 448
Media - 2.93%
Altice Financing SA
5.00%, 01/15/2028
(h)
200 195
7.50%, 05/15/2026
(h)
285 297
AMC Networks Inc
4.75%, 12/15/2022 86 85
Cable Onda SA
4.50%, 01/30/2030
(h)
200 190
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(h)
355 360
5.13%, 05/01/2023
(h)
765 775
5.38%, 06/01/2029
(h)
320 338
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 415 409
4.46%, 07/23/2022 695 732
4.80%, 03/01/2050 440 495
4.91%, 07/23/2025 485 547
6.48%, 10/23/2045 200 261
Comcast Corp
3.38%, 02/15/2025 725 790
3.97%, 11/01/2047 580 689
4.60%, 10/15/2038 1,240 1,558
4.60%, 08/15/2045 630 804
4.70%, 10/15/2048 80 105
CSC Holdings LLC
6.50%, 02/01/2029
(h)
420 459
6.63%, 10/15/2025
(h)
235 246
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(h)
185 141
DISH DBS Corp
5.13%, 05/01/2020 200 200
7.75%, 07/01/2026 545 537
Fox Corp
3.05%, 04/07/2025 235 249
5.48%, 01/25/2039 200 252
5.58%, 01/25/2049 285 389
Meredith Corp
6.88%, 02/01/2026 455 390
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(h)
95 94

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
111
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Time Warner Cable LLC
4.00%, 09/01/2021 $ 470 $ 479
5.88%, 11/15/2040 780 927
UPC Holding BV
5.50%, 01/15/2028
(h)
505 489
ViacomCBS Inc
4.25%, 09/01/2023 1,360 1,429
4.38%, 03/15/2043 120 117
4.75%, 05/15/2025 790 846
Virgin Media Finance PLC
5.75%, 01/15/2025
(h)
368 372
Ziggo Bond Co BV
6.00%, 01/15/2027
(h)
305 306
Ziggo BV
5.50%, 01/15/2027
(h)
220 224
$ 16,776
Metal Fabrication & Hardware - 0.07%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(h)
210 206
Park-Ohio Industries Inc
6.63%, 04/15/2027 225 172
$ 378
Mining - 0.87%
BHP Billiton Finance USA Ltd
6.75%, 10/19/2075
(h),(k)
385 425
USD Swap Semi-Annual 5 Year + 5.09%
First Quantum Minerals Ltd
7.25%, 04/01/2023
(h)
200 182
7.50%, 04/01/2025
(h)
390 340
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(h)
130 131
Freeport-McMoRan Inc
4.25%, 03/01/2030 175 163
Glencore Funding LLC
3.00%, 10/27/2022
(h)
800 794
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
(h)
300 317
Hudbay Minerals Inc
7.25%, 01/15/2023
(h)
130 118
7.63%, 01/15/2025
(h)
225 203
IAMGOLD Corp
7.00%, 04/15/2025
(h)
265 267
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028
(h)
300 325
Kaiser Aluminum Corp
6.50%, 05/01/2025
(h)
85 86
Newmont Corp
2.25%, 10/01/2030 590 584
Novelis Corp
4.75%, 01/30/2030
(h)
370 325
Taseko Mines Ltd
8.75%, 06/15/2022
(h)
215 112
Teck Resources Ltd
6.13%, 10/01/2035 580 580
$ 4,952
Miscellaneous Manufacturers - 0.33%
General Electric Co
3.45%, 05/01/2027 190 193
4.25%, 05/01/2040 140 141
5.30%, 02/11/2021 444 455
5.55%, 01/05/2026 535 597
5.88%, 01/14/2038 215 244
6.88%, 01/10/2039 200 249
$ 1,879
Mortgage Backed Securities - 4.97%
Fannie Mae Connecticut Avenue Securities
1.09%, 07/25/2030 1,839 1,833
1.00 x 1 Month USD LIBOR + 0.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMIC Trust 2005-W2
0.69%, 05/25/2035 $ 136 $ 136
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 79 81
3.00%, 04/25/2027
(l)
2,106 134
3.50%, 09/25/2027
(l)
3,281 250
3.50%, 11/25/2027
(l)
882 62
3.50%, 05/25/2028
(l)
1,146 73
3.50%, 03/25/2031
(l)
1,941 83
4.00%, 04/25/2043
(l)
512 53
5.51%, 11/25/2046
(l)
7,096 1,651
(1.00) x 1 Month USD LIBOR + 6.00%
6.01%, 12/25/2021
(l)
49 1
(1.00) x 1 Month USD LIBOR + 6.50%
6.01%, 03/25/2022
(l)
75 3
(1.00) x 1 Month USD LIBOR + 6.50%
35.13%, 08/25/2035
(l)
2 —
(10.00) x 1 Month USD LIBOR + 40.00%
Freddie Mac REMICS
1.26%, 05/15/2049 5,502 5,495
1.00 x 1 Month USD LIBOR + 0.45%
2.00%, 02/15/2036 385 394
3.00%, 09/15/2025
(l)
384 2
3.00%, 05/15/2027
(l)
2,123 117
3.00%, 10/15/2027
(l)
539 36
3.00%, 02/15/2029
(l)
3,305 188
3.50%, 02/15/2028
(l)
1,991 139
3.50%, 01/15/2040
(l)
2,795 161
3.50%, 03/15/2041
(l)
3,655 320
4.00%, 04/15/2025
(l)
670 8
5.84%, 05/15/2026
(l)
1,422 135
(1.00) x 1 Month USD LIBOR + 6.65%
5.94%, 09/15/2034
(l)
175 7
(1.00) x 1 Month USD LIBOR + 6.75%
Freddie Mac Structured Agency Credit Risk Debt
Notes
3.34%, 04/25/2028 657 645
1.00 x 1 Month USD LIBOR + 2.85%
Ginnie Mae
1.75%, 10/16/2037 62 62
3.50%, 02/20/2040
(l)
2,260 108
3.50%, 01/20/2043
(l)
3,957 614
4.00%, 03/16/2039
(l)
1,802 113
4.00%, 09/20/2040
(l)
2,218 237
4.50%, 05/16/2043
(l)
1,784 276
5.31%, 07/16/2042
(l)
5,746 1,302
(1.00) x 1 Month USD LIBOR + 6.10%
5.33%, 11/20/2040
(l)
2,585 571
(1.00) x 1 Month USD LIBOR + 6.05%
5.33%, 05/20/2046
(l)
621 139
(1.00) x 1 Month USD LIBOR + 6.05%
5.43%, 08/20/2044
(l)
2,318 463
(1.00) x 1 Month USD LIBOR + 6.15%
5.43%, 03/20/2047
(l)
3,442 706
(1.00) x 1 Month USD LIBOR + 6.15%
5.48%, 08/20/2042
(l)
2,615 468
(1.00) x 1 Month USD LIBOR + 6.20%
5.48%, 08/20/2047
(l)
3,041 701
(1.00) x 1 Month USD LIBOR + 6.20%
5.48%, 08/20/2047
(l)
6,105 1,920
(1.00) x 1 Month USD LIBOR + 6.20%
5.48%, 08/20/2047
(l)
1,224 273
(1.00) x 1 Month USD LIBOR + 6.20%
5.53%, 10/20/2047
(l)
2,659 648
(1.00) x 1 Month USD LIBOR + 6.25%
5.86%, 04/16/2042
(l)
2,977 754
(1.00) x 1 Month USD LIBOR + 6.65%

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
112
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
5.88%, 07/20/2042
(l)
$ 6,644 $ 1,739
(1.00) x 1 Month USD LIBOR + 6.60%
6.30%, 04/20/2041
(l)
1,296 307
(1.10) x 1 Month USD LIBOR + 7.10%
JP Morgan Mortgage Trust 2016-2
2.86%, 06/25/2046
(h),(m)
4,897 4,938
Merrill Lynch Mortgage Investors Trust Series
2005-A8
0.84%, 08/25/2036 56 54
1.00 x 1 Month USD LIBOR + 0.35%
$ 28,400
Office & Business Equipment - 0.02%
Xerox Corp
4.12%, 03/15/2023 120 119
Oil & Gas - 2.71%
Alta Mesa Holdings LP / Alta Mesa Finance
Services Corp
0.00%, 12/15/2024
(a)
200 —
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(h)
165 92
10.00%, 04/01/2022
(h)
221 181
BP Capital Markets America Inc
2.94%, 04/06/2023 1,800 1,858
3.19%, 04/06/2025 1,250 1,312
3.59%, 04/14/2027 435 458
4.23%, 11/06/2028 85 95
Canadian Natural Resources Ltd
4.95%, 06/01/2047 210 192
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(a),(b),(c)
1,385 —
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023 1,100 1,127
Continental Resources Inc/OK
3.80%, 06/01/2024 1,278 1,064
4.90%, 06/01/2044
(j)
80 54
Ecopetrol SA
6.88%, 04/29/2030 355 363
EP Energy LLC / Everest Acquisition Finance Inc
0.00%, 05/01/2024
(a),(h)
100 —
7.75%, 05/15/2026
(h)
800 88
Exxon Mobil Corp
2.44%, 08/16/2029 255 263
3.00%, 08/16/2039 160 163
Gulfport Energy Corp
6.38%, 05/15/2025 595 280
Laredo Petroleum Inc
9.50%, 01/15/2025 135 57
10.13%, 01/15/2028 330 134
Marathon Oil Corp
4.40%, 07/15/2027 370 287
6.60%, 10/01/2037 555 438
MEG Energy Corp
7.00%, 03/31/2024
(h),(j)
155 110
7.13%, 02/01/2027
(h)
240 166
Nabors Industries Inc
5.75%, 02/01/2025 390 89
Oasis Petroleum Inc
6.25%, 05/01/2026
(h)
305 40
6.88%, 01/15/2023 210 27
Occidental Petroleum Corp
2.60%, 08/13/2021 855 799
2.90%, 08/15/2024 475 356
3.20%, 08/15/2026
(j)
535 385
4.30%, 08/15/2039 315 198
4.40%, 04/15/2046 175 106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Parsley Energy LLC / Parsley Finance Corp
5.63%, 10/15/2027
(h)
$ 40 $ 34
Petrobras Global Finance BV
5.09%, 01/15/2030
(h)
200 183
Petroleos Mexicanos
6.50%, 01/23/2029 860 677
Petronas Capital Ltd
3.50%, 04/21/2030
(h)
200 210
Sanchez Energy Corp
0.00%, 01/15/2023
(a)
100 —
7.25%, 02/15/2023
(h)
115 1
Shelf Drilling Holdings Ltd
8.25%, 02/15/2025
(h)
165 48
Shell International Finance BV
3.13%, 11/07/2049 500 511
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(h)
500 505
SM Energy Co
5.00%, 01/15/2024 190 60
6.63%, 01/15/2027
(j)
120 34
Southwestern Energy Co
7.75%, 10/01/2027
(j)
370 322
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 180 175
5.50%, 02/15/2026 80 77
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(h)
275 262
Total Capital International SA
2.83%, 01/10/2030 280 289
Ultra Resources Inc/US
6.88%, 04/15/2022
(h)
90 —
Valero Energy Corp
2.85%, 04/15/2025 1,200 1,190
WPX Energy Inc
4.50%, 01/15/2030 5 4
5.25%, 09/15/2024 20 18
5.25%, 10/15/2027 60 52
5.75%, 06/01/2026 40 36
$ 15,470
Other Asset Backed Securities - 0.10%
Chase Funding Trust Series 2003-5
1.09%, 07/25/2033 612 544
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
0.95%, 12/25/2033 22 19
1.00 x 1 Month USD LIBOR + 0.46%
$ 563
Packaging & Containers - 0.43%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(h)
390 380
4.25%, 09/15/2022
(h)
275 276
6.00%, 02/15/2025
(h)
200 200
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(h)
185 186
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 555 608
Flex Acquisition Co Inc
6.88%, 01/15/2025
(h)
140 136
7.88%, 07/15/2026
(h)
95 91
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(h)
365 286
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(h)
90 90

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
113
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Sealed Air Corp
4.88%, 12/01/2022
(h)
$ 190 $ 195
$ 2,448
Pharmaceuticals - 2.75%
AbbVie Inc
2.30%, 11/21/2022
(h)
1,020 1,045
2.60%, 11/21/2024
(h)
380 395
3.38%, 11/14/2021 25 26
4.05%, 11/21/2039
(h)
110 122
Bausch Health Americas Inc
8.50%, 01/31/2027
(h)
385 424
Bausch Health Cos Inc
5.00%, 01/30/2028
(h)
80 77
6.50%, 03/15/2022
(h)
355 362
Bayer US Finance II LLC
3.38%, 07/15/2024
(h)
300 315
3.88%, 12/15/2023
(h)
2,140 2,272
4.25%, 12/15/2025
(h)
1,015 1,125
Becton Dickinson and Co
3.36%, 06/06/2024 690 733
3.70%, 06/06/2027 504 549
4.69%, 12/15/2044 553 672
Bristol-Myers Squibb Co
4.13%, 06/15/2039
(h)
650 806
4.25%, 10/26/2049
(h)
445 581
Cigna Corp
3.75%, 07/15/2023 599 640
4.13%, 11/15/2025 225 252
4.90%, 12/15/2048 165 212
CVS Health Corp
3.00%, 08/15/2026 560 595
3.63%, 04/01/2027 350 382
3.70%, 03/09/2023 435 461
4.88%, 07/20/2035 570 697
Novartis Capital Corp
2.75%, 08/14/2050 195 211
Zoetis Inc
3.25%, 02/01/2023 545 569
3.90%, 08/20/2028 1,130 1,302
4.45%, 08/20/2048 685 876
$ 15,701
Pipelines - 2.05%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(h)
300 313
Buckeye Partners LP
3.95%, 12/01/2026 205 186
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(h)
185 120
Energy Transfer Operating LP
3.75%, 05/15/2030 180 164
4.50%, 04/15/2024 515 509
5.00%, 05/15/2050 265 233
5.15%, 03/15/2045 160 142
6.25%, 04/15/2049 300 289
Enterprise Products Operating LLC
3.13%, 07/31/2029 355 354
3.95%, 01/31/2060 185 170
4.20%, 01/31/2050 335 332
5.38%, 02/15/2078
(k)
460 399
3 Month USD LIBOR + 2.57%
Hess Midstream Operations LP
5.63%, 02/15/2026
(h)
1,450 1,348
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 245 251
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
MPLX LP
4.00%, 03/15/2028 $ 140 $ 133
4.88%, 12/01/2024 200 199
5.50%, 02/15/2049 315 313
NuStar Logistics LP
6.00%, 06/01/2026 190 171
6.75%, 02/01/2021 130 125
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 275 282
5.75%, 05/15/2024 3,250 3,396
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027 366 329
Western Midstream Operating LP
3.10%, 02/01/2025 775 707
Williams Cos Inc/The
4.55%, 06/24/2024 1,225 1,272
$ 11,737
REITs - 1.01%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025 1,395 1,488
4.70%, 07/01/2030 500 586
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 670 712
Crown Castle International Corp
3.40%, 02/15/2021 790 797
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 885 864
Essex Portfolio LP
3.00%, 01/15/2030 345 348
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025
(h)
95 95
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030 200 185
Iron Mountain Inc
4.38%, 06/01/2021
(h)
85 85
Mid-America Apartments LP
3.95%, 03/15/2029 170 185
Prologis LP
3.00%, 04/15/2050 235 239
VEREIT Operating Partnership LP
3.10%, 12/15/2029 100 86
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(h)
130 122
$ 5,792
Retail - 0.19%
Claire's Stores Escrow - GCB
0.00%, 03/15/2019
(a),(b),(c)
400 —
Golden Nugget Inc
6.75%, 10/15/2024
(h)
25 20
Home Depot Inc/The
3.30%, 04/15/2040 345 377
5.88%, 12/16/2036 300 428
IRB Holding Corp
6.75%, 02/15/2026
(h)
140 116
Nordstrom Inc
8.75%, 05/15/2025
(h)
35 37
Yum! Brands Inc
7.75%, 04/01/2025
(h)
115 126
$ 1,104
Semiconductors - 1.15%
Analog Devices Inc
2.95%, 04/01/2025 680 709
Broadcom Inc
4.70%, 04/15/2025
(h)
1,445 1,594

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
114
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Lam Research Corp
1.90%, 06/15/2030
(c),(i)
$ 540 $ 538
4.00%, 03/15/2029 265 309
Micron Technology Inc
2.50%, 04/24/2023 605 616
NVIDIA Corp
2.85%, 04/01/2030 255 278
NXP BV / NXP Funding LLC
4.63%, 06/15/2022
(h)
745 777
4.63%, 06/01/2023
(h)
500 533
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(h),(i)
135 137
3.15%, 05/01/2027
(h),(i)
140 142
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(h)
475 489
Texas Instruments Inc
1.75%, 05/04/2030
(i)
235 235
Xilinx Inc
2.95%, 06/01/2024 205 216
$ 6,573
Software - 0.78%
Adobe Inc
2.30%, 02/01/2030 170 179
Autodesk Inc
2.85%, 01/15/2030 295 309
Epicor Software Corp
8.70%, 06/30/2023
(h)
110 110
3 Month USD LIBOR + 7.25%
Microsoft Corp
4.45%, 11/03/2045 1,060 1,441
Open Text Corp
3.88%, 02/15/2028
(h)
275 269
5.88%, 06/01/2026
(h)
195 205
Oracle Corp
2.50%, 04/01/2025 580 610
2.80%, 04/01/2027 525 563
4.00%, 11/15/2047 110 131
PTC Inc
3.63%, 02/15/2025
(h)
55 54
salesforce.com Inc
3.70%, 04/11/2028 505 576
$ 4,447
Sovereign - 1.73%
Abu Dhabi Government International Bond
2.13%, 09/30/2024
(h)
450 456
CoBank ACB
6.25%, 12/31/2049
(g),(k)
670 673
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.00%, 01/30/2030 375 341
Croatia Government International Bond
6.63%, 07/14/2020 150 151
Dominican Republic International Bond
4.50%, 01/30/2030
(h)
250 207
Egypt Government International Bond
5.58%, 02/21/2023
(h)
200 194
Guatemala Government Bond
5.38%, 04/24/2032
(h)
200 206
Honduras Government International Bond
7.50%, 03/15/2024 350 337
Hungary Government International Bond
5.38%, 02/21/2023 176 190
Indonesia Government International Bond
5.38%, 10/17/2023
(h)
800 862
Israel Government International Bond
2.75%, 07/03/2030 625 656
Kuwait International Government Bond
3.50%, 03/20/2027 200 219
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
4.15%, 03/28/2027 $ 665 $ 665
5.00%, 04/27/2051 335 321
Morocco Government International Bond
4.25%, 12/11/2022 390 405
Panama Government International Bond
3.88%, 03/17/2028 200 216
Qatar Government International Bond
3.25%, 06/02/2026 600 634
4.40%, 04/16/2050
(h)
400 455
Romanian Government International Bond
4.88%, 01/22/2024 170 180
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(h)
600 704
Saudi Government International Bond
4.00%, 04/17/2025
(h)
725 774
Turkey Government International Bond
6.35%, 08/10/2024 700 686
Ukraine Government International Bond
9.75%, 11/01/2028
(h)
375 366
$ 9,898
Student Loan Asset Backed Securities - 0.36%
SMB Private Education Loan Trust 2020-A
1.11%, 03/15/2027
(h)
2,065 2,041
1.00 x 1 Month USD LIBOR + 0.30%
Telecommunications - 2.26%
Altice France Holding SA
10.50%, 05/15/2027
(h)
265 286
AT&T Inc
3.60%, 07/15/2025 335 360
4.05%, 12/15/2023 1,455 1,578
5.35%, 09/01/2040 1,205 1,451
5.45%, 03/01/2047 240 304
Axtel SAB de CV
6.38%, 11/14/2024
(j)
200 187
CenturyLink Inc
4.00%, 02/15/2027
(h)
75 73
CommScope Inc
8.25%, 03/01/2027
(h)
450 431
Deutsche Telekom AG
3.63%, 01/21/2050
(h)
245 269
Embarq Corp
8.00%, 06/01/2036 210 216
Level 3 Financing Inc
5.13%, 05/01/2023 135 134
Rogers Communications Inc
3.70%, 11/15/2049 305 328
Sprint Communications Inc
6.00%, 11/15/2022 150 159
Sprint Corp
7.13%, 06/15/2024 350 393
7.25%, 09/15/2021 40 42
7.63%, 03/01/2026 240 284
7.88%, 09/15/2023 125 140
Telecom Italia Capital SA
6.38%, 11/15/2033 185 199
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(h)
235 244
T-Mobile USA Inc
3.50%, 04/15/2025
(h)
715 756
3.75%, 04/15/2027
(h)
305 328
3.88%, 04/15/2030
(h)
285 313
4.00%, 04/15/2022 260 266
4.50%, 02/01/2026 225 232
5.13%, 04/15/2025 185 187
6.50%, 01/15/2026 330 349

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
115
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
3.88%, 02/08/2029 $ 1,290 $ 1,487
5.25%, 03/16/2037 795 1,059
Vodafone Group PLC
4.13%, 05/30/2025 165 184
4.88%, 06/19/2049 350 418
Zayo Group Holdings Inc
4.00%, 03/01/2027
(h)
185 179
6.13%, 03/01/2028
(h)
115 108
$ 12,944
Textiles - 0.01%
Delta Merlin Dunia Tekstil PT
0.00%, 03/12/2024
(a),(h)
1,000 55
Transportation - 0.24%
Burlington Northern Santa Fe LLC
4.38%, 09/01/2042 90 110
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(a)
1,749 612
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(h)
365 237
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(h)
130 51
11.25%, 08/15/2022
(h)
110 59
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05/01/2022
(h)
275 245
Union Pacific Corp
4.38%, 11/15/2065 35 41
$ 1,355
Trucking & Leasing - 0.07%
DAE Funding LLC
4.50%, 08/01/2022
(h)
130 116
5.75%, 11/15/2023
(h)
295 264
$ 380
TOTAL BONDS $ 326,282
SENIOR FLOATING RATE INTERESTS
- 0.87%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.07%
Navistar Inc
4.23%, 11/06/2024
(o)
$ 461 $ 415
3 Month USD LIBOR + 3.00%
Commercial Services - 0.07%
Garda World Security Corp
6.39%, 10/23/2026
(o)
141 135
1 Month USD LIBOR + 4.75%
Refinitiv US Holdings Inc
3.65%, 10/01/2025
(o)
254 249
3 Month USD LIBOR + 3.00%
$ 384
Computers - 0.08%
McAfee LLC
9.50%, 09/29/2025
(o)
476 460
3 Month USD LIBOR + 3.25%
Diversified Financial Services - 0.07%
Russell Investments US Institutional Holdco Inc
3.82%, 06/01/2023
(o)
438 399
1 Month USD LIBOR + 2.75%
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc
3.25%, 12/17/2025
(o)
66 64
3 Month USD LIBOR + 4.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0.06%
Eldorado Resorts Inc
3.25%, 04/17/2024
(o)
$ 254 $ 240
3 Month USD LIBOR + 3.00%
Lions Gate Capital Holdings LLC
2.65%, 03/24/2025
(o)
125 115
3 Month USD LIBOR + 2.00%
$ 355
Food - 0.02%
Bellring Brands LLC
6.00%, 10/21/2024
(o)
128 127
1 Month USD LIBOR + 5.00%
Forest Products & Paper - 0.03%
Pixelle Specialty Solutions LLC
7.50%, 10/31/2024
(o)
179 153
1 Month USD LIBOR + 6.50%
Insurance - 0.03%
Asurion LLC
3.40%, 11/03/2023
(o)
201 192
1 Month USD LIBOR + 7.25%
Lodging - 0.09%
Golden Nugget LLC
3.45%, 10/04/2023
(o)
442 352
1 Month USD LIBOR + 2.50%
Spectacle Gary Holdings LLC
11.00%, 12/23/2025
(o)
159 135
1 Month USD LIBOR + 9.00%
$ 487
Media - 0.03%
CSC Holdings LLC
3.31%, 04/15/2027
(o)
193 183
1 Month USD LIBOR + 2.50%
Mining - 0.02%
Arconic Corp
3.24%, 02/04/2027
(o)
80 79
1 Month USD LIBOR + 2.75%
Oil & Gas - 0.01%
Sanchez Energy Corp
7.15%, 05/11/2020
(b),(c),(o)
15 15
1 Month USD LIBOR + 8.00%
12.00%, 05/11/2020
(o)
16 15
1 Month USD LIBOR + 8.00%
$ 30
Pharmaceuticals - 0.14%
Bausch Health Americas Inc
3.72%, 05/19/2025
(o)
362 350
3 Month USD LIBOR + 7.50%
Endo International PLC
5.00%, 04/29/2024
(o)
516 468
3 Month USD LIBOR + 4.00%
$ 818
Pipelines - 0.03%
Buckeye Partners LP
3.77%, 11/01/2026
(o)
185 173
1 Month USD LIBOR + 2.75%
Retail - 0.03%
IRB Holding Corp
3.75%, 02/05/2025
(o)
205 179
1 Month USD LIBOR + 2.75%
Telecommunications - 0.08%
Level 3 Financing Inc
2.12%, 03/01/2027
(o)
30 29
1 Month USD LIBOR + 1.75%
Maxar Technologies Ltd
3.16%, 10/05/2024
(o)
288 266
3 Month USD LIBOR + 4.25%

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
116
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Zayo Group Holdings Inc
3.40%, 02/19/2027
(o)
$ 195 $ 183
1 Month USD LIBOR + 3.00%
$ 478
TOTAL SENIOR FLOATING RATE INTERESTS $ 4,976
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 41.68%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4.23%
3.00%, 01/01/2043 $ 2,539 $ 2,732
3.00%, 02/01/2043 1,008 1,083
3.00%, 03/01/2043 438 476
3.99%, 01/01/2034 40 40
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
4.00%, 02/01/2046 9,529 10,363
4.50%, 04/01/2031 647 707
4.50%, 04/01/2041 4,146 4,603
5.00%, 06/01/2031 487 533
5.50%, 08/01/2023 140 146
5.50%, 05/01/2033 45 51
5.50%, 10/01/2033 40 44
5.50%, 12/01/2033 577 656
5.50%, 11/01/2036 461 517
5.50%, 04/01/2038 153 174
5.50%, 08/01/2038 334 386
6.00%, 03/01/2022 4 5
6.00%, 07/01/2023 64 72
6.00%, 06/01/2028 2 2
6.00%, 12/01/2031 21 24
6.00%, 12/01/2032 21 24
6.00%, 02/01/2033 98 109
6.00%, 12/01/2033 26 30
6.00%, 10/01/2036 167 192
6.00%, 01/01/2038 11 13
6.00%, 07/01/2038 806 942
6.50%, 03/01/2029 4 4
6.50%, 05/01/2029 6 6
6.50%, 04/01/2031 3 3
6.50%, 09/01/2031 2 2
6.50%, 02/01/2032 2 2
6.50%, 05/01/2032 7 9
6.50%, 04/01/2035 61 73
6.50%, 10/01/2035 46 54
7.00%, 12/01/2029 4 4
7.00%, 06/01/2030 11 12
7.00%, 12/01/2030 4 4
7.00%, 09/01/2031 1 1
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 5 6
7.50%, 03/01/2031 1 2
7.50%, 02/01/2032 2 3
8.00%, 09/01/2030 43 46
$ 24,156
Federal National Mortgage Association (FNMA) - 0.53%
2.94%, 10/01/2034 31 31
1.00 x 6 Month USD LIBOR + 1.08%
3.53%, 04/01/2036 18 18
1.00 x 12 Month USD LIBOR + 1.54%
3.61%, 02/01/2036 4 4
1.00 x 12 Month USD LIBOR + 1.61%
3.76%, 01/01/2033 43 44
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
4.09%, 04/01/2033 69 70
1.00 x 6 Month USD LIBOR + 2.26%
4.11%, 07/01/2033 428 441
1.00 x 12 Month USD LIBOR + 1.54%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
4.36%, 08/01/2035 $ 89 $ 90
1.00 x 12 Month USD LIBOR + 1.74%
5.00%, 07/01/2044 2,088 2,321
$ 3,019
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 16.54%
2.00%, 05/01/2035
(p)
1,500 1,547
2.00%, 05/01/2050
(p)
2,500 2,550
2.50%, 04/01/2028 1,820 1,912
2.50%, 06/01/2028 133 139
2.50%, 09/01/2029 516 544
2.50%, 05/01/2035
(p)
5,000 5,228
2.50%, 05/01/2050
(p)
4,600 4,791
3.00%, 10/01/2029 85 91
3.00%, 09/01/2032 168 178
3.00%, 05/01/2035
(p)
4,000 4,218
3.00%, 12/01/2040 172 184
3.00%, 04/01/2043 515 550
3.00%, 05/01/2043 664 714
3.00%, 08/01/2043 3,276 3,499
3.00%, 03/01/2048 6,444 6,816
3.00%, 12/01/2048 195 206
3.00%, 05/01/2050
(p)
12,000 12,668
3.50%, 02/01/2033 35 37
3.50%, 05/01/2034 1,778 1,921
3.50%, 01/01/2041 213 230
3.50%, 01/01/2044 1,289 1,410
3.50%, 11/01/2044 3,643 3,971
3.50%, 08/01/2045 5,345 5,827
3.50%, 11/01/2046 10,975 12,067
3.50%, 04/01/2047 202 222
3.50%, 10/01/2047 77 83
3.50%, 11/01/2047 5,163 5,617
3.50%, 03/01/2048 82 87
4.00%, 08/01/2020 27 29
4.00%, 02/01/2031 240 259
4.00%, 03/01/2034 628 694
4.00%, 05/01/2047 8,727 9,372
4.00%, 06/01/2048 38 41
4.50%, 04/01/2024 601 642
4.50%, 06/01/2044 830 922
5.00%, 06/01/2048 1,701 1,904
5.50%, 06/01/2020 1 1
5.50%, 09/01/2020 31 31
5.50%, 02/01/2023 13 14
5.50%, 06/01/2023 58 64
5.50%, 07/01/2023 1 1
5.50%, 07/01/2033 92 105
5.50%, 09/01/2033 127 145
5.50%, 05/01/2040 451 510
6.00%, 02/01/2023 5 6
6.00%, 02/01/2038 330 368
6.00%, 05/01/2038 31 35
6.00%, 08/01/2038 214 238
6.00%, 08/01/2038 226 251
6.50%, 05/01/2022 2 2
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 2 2
6.50%, 02/01/2032 1 2
6.50%, 04/01/2032 6 7
6.50%, 08/01/2032 6 6
6.50%, 07/01/2037 151 179
6.50%, 07/01/2037 254 307
6.50%, 12/01/2037 205 247
6.50%, 02/01/2038 298 349
6.50%, 03/01/2038 66 77
6.50%, 09/01/2038 313 369
7.00%, 03/01/2032 19 22

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
117
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
7.50%, 08/01/2032 $ 5 $ 6
$ 94,516
Government National Mortgage Association (GNMA) - 6.95%
2.50%, 05/01/2050 3,500 3,695
3.00%, 06/20/2043 2,559 2,738
3.00%, 01/20/2045 1,239 1,326
3.00%, 06/20/2046 674 720
3.00%, 07/20/2046 2,890 3,087
3.00%, 05/01/2050 5,000 5,323
3.25%, 07/20/2043 197 202
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 1.50%
3.50%, 03/15/2042 1,063 1,158
3.50%, 04/15/2042 1,069 1,155
3.50%, 09/20/2044 75 83
3.50%, 09/20/2047 1,526 1,665
3.50%, 06/20/2048 3,362 3,572
4.00%, 01/20/2048 5,711 6,289
4.50%, 06/20/2025 1,500 1,609
4.50%, 09/15/2039 301 341
4.50%, 03/15/2040 1,917 2,113
5.00%, 11/15/2033 1,432 1,603
5.00%, 06/15/2034 26 29
5.00%, 10/20/2039 114 128
5.00%, 07/20/2040 160 173
5.00%, 02/15/2042 1,021 1,148
5.50%, 10/15/2033 523 603
5.50%, 05/20/2035 54 61
5.50%, 02/15/2038 482 545
6.00%, 07/20/2028 21 23
6.00%, 11/20/2028 19 21
6.00%, 01/20/2029 22 24
6.00%, 07/20/2029 5 5
6.00%, 08/15/2031 17 19
6.00%, 01/15/2032 2 3
6.00%, 02/15/2032 10 11
6.00%, 02/15/2033 28 32
6.00%, 12/15/2033 35 39
6.50%, 03/20/2028 4 5
6.50%, 05/20/2029 4 4
6.50%, 10/15/2032 13 16
6.50%, 12/15/2032 46 52
7.00%, 06/15/2031 8 10
7.00%, 07/15/2031 1 1
7.00%, 06/15/2032 55 62
8.00%, 01/20/2031 3 4
$ 39,697
U.S. Treasury - 9.56%
1.63%, 08/15/2029 6,000 6,556
2.25%, 08/15/2049 220 272
3.13%, 05/15/2048 18,000 25,875
3.88%, 08/15/2040 14,545 21,941
$ 54,644
U.S. Treasury Bill - 3.87%
0.09%, 07/02/2020
(q)
1,025 1,025
0.11%, 07/30/2020
(q)
6,600 6,599
0.13%, 05/19/2020
(q)
14,500 14,499
$ 22,123
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 238,155
Total Investments $ 615,087
Other Assets and Liabilities -  (7.64)% (43,682)
TOTAL NET ASSETS - 100.00% $ 571,405
(a) Non-income producing security
(b) The value of these investments was determined using significant unobservable inputs.
(c) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $2,916 or 0.51%
of net assets.
(d) Current yield shown is as of period end.
(e) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,383 or
0.24% of net assets.
(f) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $80,854 or 14.15% of net assets.
(i) Security purchased on a when-issued basis.
(j) Security or a portion of the security was on loan at the end of the period.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is an Interest Only Strip.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(q) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 37.48%
Government 15.79%
Financial 13.11%
Consumer, Non-cyclical 6.68%
Communications 5.66%
Energy 4.80%
Money Market Funds 3.96%
Industrial 3.95%
Investment Companies 3.39%
Utilities 3.28%
Consumer, Cyclical 3.05%
Technology 2.83%
Basic Materials 2.40%
Asset Backed Securities 1.26%
Other Assets and Liabilities
(7.64)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Plus Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
118
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 61,205 $ 388,683 $ 428,644 $ 21,244
$ 61,205 $ 388,683 $ 428,644 $ 21,244
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 153 $ — $ — $ —
$ 153 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2020 Long 25 $ 3,477 $ 160
US 2 Year Note; June 2020 Short 13 2,866 (50)
US 5 Year Note; June 2020 Short 103 12,925 (316)
US Long Bond; June 2020 Long 22 3,983 (7)
Total $ (213)
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.32 N/A (1.00)% Quarterly 12/20/2024 $ 14,210 $ 891 $ 463 $ 1,354
Total $ 891 $ 463 $ 1,354
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified International Fund
April 30, 2020 (unaudited)
See accompanying notes.
119
INVESTMENT COMPANIES - 3.85% Shares Held Value (000's)
Money Market Funds - 3.85%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
6,139,158 $ 6,139
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
421,359,680 421,360
$ 427,499
TOTAL INVESTMENT COMPANIES $ 427,499
COMMON STOCKS - 95.56% Shares Held Value (000's)
Aerospace & Defense - 0.20%
CAE Inc 1,331,300 21,998
Apparel - 1.71%
Adidas AG 230,078 52,673
boohoo Group PLC
( d)
8,780,715 35,680
LVMH Moet Hennessy Louis Vuitton SE 262,196 101,363
$ 189,716
Automobile Manufacturers - 3.90%
Ferrari NV 521,385 81,490
Honda Motor Co Ltd 1,816,700 44,117
Kia Motors Corp 1,961,778 47,916
Maruti Suzuki India Ltd 584,500 41,495
Toyota Motor Corp 2,968,700 183,545
Volvo AB - B Shares 2,649,548 33,953
$ 432,516
Automobile Parts & Equipment - 0.51%
Toyota Industries Corp 1,118,500 56,298
Banks - 6.16%
Bangkok Bank PCL 5,537,400 17,659
Bank Leumi Le-Israel BM 10,003,437 53,899
BOC Hong Kong Holdings Ltd 15,759,500 48,368
Credicorp Ltd 395,608 58,953
DBS Group Holdings Ltd 6,282,400 88,451
DNB ASA 4,500,100 54,487
Erste Group Bank AG 1,718,262 37,240
Grupo Financiero Banorte SAB de CV 10,388,430 28,440
HDFC Bank Ltd ADR 871,936 37,798
ICICI Bank Ltd ADR 3,018,539 29,461
Macquarie Group Ltd 396,537 26,268
Mediobanca Banca di Credito Finanziario SpA 5,529,971 32,149
PT Bank Central Asia Tbk 27,827,700 48,203
Toronto-Dominion Bank/The 2,058,500 86,010
United Overseas Bank Ltd 2,549,900 36,436
$ 683,822
Beverages - 0.93%
Carlsberg A/S 578,625 72,995
Thai Beverage PCL 61,750,600 30,058
$ 103,053
Biotechnology - 1.43%
CSL Ltd 798,515 159,165
Building Materials - 1.46%
Anhui Conch Cement Co Ltd 3,675,425 30,818
China Lesso Group Holdings Ltd 15,784,000 22,618
Cie de Saint-Gobain 1,227,645 32,665
CRH PLC 1,979,897 60,068
HeidelbergCement AG 328,285 15,564
$ 161,733
Chemicals - 1.70%
BASF SE 897,208 45,916
Evonik Industries AG 1,421,922 34,980
Koninklijke DSM NV 589,208 72,215
Nutrien Ltd 986,000 35,212
$ 188,323
Commercial Services - 1.29%
Adecco Group AG 364,669 15,958
Adyen NV
( d),(e)
43,247 42,754
Aggreko PLC 1,763,941 10,172
Dai Nippon Printing Co Ltd 1,414,500 29,824
New Oriental Education & Technology Group Inc
ADR
(d)
346,524 44,237
$ 142,945
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2.21%
Capgemini SE 487,613 $ 45,841
Logitech International SA 2,120,148 102,113
Nomura Research Institute Ltd 2,075,400 50,808
Obic Co Ltd 312,300 46,864
$ 245,626
Consumer Products - 0.44%
Hindustan Unilever Ltd 1,703,287 49,320
Cosmetics & Personal Care - 0.42%
Unilever NV 936,521 46,638
Distribution & Wholesale - 1.81%
Ferguson PLC 1,189,181 85,742
ITOCHU Corp 4,413,000 86,517
Mitsubishi Corp 1,365,700 28,964
$ 201,223
Diversified Financial Services - 2.23%
AerCap Holdings NV
( d)
1,514,123 42,577
Housing Development Finance Corp Ltd 2,514,917 63,614
KB Financial Group Inc 1,332,847 38,135
London Stock Exchange Group PLC 79,375 7,429
ORIX Corp 6,717,090 79,043
Tisco Financial Group PCL 7,468,200 16,764
$ 247,562
Electric - 2.13%
Enel SpA 14,446,341 98,675
Iberdrola SA 11,365,820 113,065
Northland Power Inc 1,136,100 24,380
$ 236,120
Electrical Components & Equipment - 0.37%
Delta Electronics Inc 8,812,000 41,101
Electronics - 1.70%
Halma PLC 1,752,353 46,070
Hoya Corp 1,569,404 143,119
$ 189,189
Energy - Alternate Sources - 0.63%
Vestas Wind Systems A/ S
( f)
812,614 69,782
Food - 4.28%
Koninklijke Ahold Delhaize NV 1,484,728 36,050
Nestle India Ltd 148,648 35,259
Nestle SA 2,625,821 278,101
Seven & i Holdings Co Ltd 1,105,700 36,618
Uni-President Enterprises Corp 29,971,000 69,784
X5 Retail Group NV 668,083 19,717
$ 475,529
Forest Products & Paper - 0.52%
Mondi PLC 3,253,223 57,449
Hand & Machine Tools - 1.18%
Amada Co Ltd 3,681,200 33,275
Techtronic Industries Co Ltd 12,940,500 98,121
$ 131,396
Healthcare - Products - 1.47%
Carl Zeiss Meditec AG
( d)
202,906 20,008
GN Store Nord A/S 423,377 19,322
Koninklijke Philips NV 1,956,961 85,309
Sartorius Stedim Biotech
( d)
161,961 38,834
$ 163,473
Healthcare - Services - 1.74%
ICON PLC
( d)
516,350 82,859
Lonza Group AG 252,450 110,236
$ 193,095
Holding Companies - Diversified - 0.32%
Swire Pacific Ltd 5,419,500 35,244
Home Builders - 0.88%
Persimmon PLC 1,537,850 42,608
Taylor Wimpey PLC 29,564,575 54,601
$ 97,209

Schedule of Investments
Diversified International Fund
April 30, 2020 (unaudited)
See accompanying notes.
120
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 1.44%
Howden Joinery Group PLC 5,821,553 $ 38,388
Sony Corp 1,881,300 121,070
$ 159,458
Insurance - 6.41%
AIA Group Ltd 9,782,800 89,784
ASR Nederland NV 1,102,069 29,535
AXA SA 3,511,171 62,417
BB Seguridade Participacoes SA 5,281,750 25,758
Fairfax Financial Holdings Ltd 123,600 33,513
Hannover Rueck SE 489,632 78,016
Legal & General Group PLC 32,776,054 84,267
M&G PLC 10,210,443 16,927
NN Group NV 1,214,115 35,122
PICC Property & Casualty Co Ltd 31,724,000 30,358
Prudential PLC 4,913,987 69,323
Sompo Holdings Inc 1,421,400 46,104
Tokio Marine Holdings Inc 1,919,800 90,069
Unipol Gruppo SpA 5,793,165 19,989
$ 711,182
Internet - 5.73%
Alibaba Group Holding Ltd ADR
(d)
1,299,603 263,391
MercadoLibre Inc
( d)
18,192 10,615
Shopify Inc
( d)
75,102 47,486
Tencent Holdings Ltd 4,813,432 253,040
Vipshop Holdings Ltd ADR
(d)
3,854,497 61,402
$ 635,934
Investment Companies - 0.01%
Kinnevik AB 37,981 781
Machinery - Construction & Mining - 0.51%
Komatsu Ltd 3,011,400 56,978
Machinery - Diversified - 1.31%
Keyence Corp 258,900 92,430
Miura Co Ltd 525,900 21,700
Valmet Oyj 1,394,263 31,886
$ 146,016
Metal Fabrication & Hardware - 0.80%
NSK Ltd 3,326,800 23,027
SKF AB 4,142,491 65,383
$ 88,410
Mining - 2.16%
Franco-Nevada Corp 593,683 78,491
MMC Norilsk Nickel PJSC ADR 1,927,162 52,688
Rio Tinto Ltd 1,924,660 108,476
$ 239,655
Miscellaneous Manufacturers - 1.47%
JSR Corp 2,085,900 39,238
Pidilite Industries Ltd 1,487,617 29,990
Siemens AG 705,504 65,107
Trelleborg AB
( d)
2,236,169 28,475
$ 162,810
Oil & Gas - 3.20%
BP PLC 14,889,537 58,671
LUKOIL PJSC ADR 448,920 29,287
Neste Oyj 3,246,632 114,657
Parkland Fuel Corp 1,111,000 26,283
Petrobras Distribuidora SA 5,805,700 21,065
PTT PCL 4,991,800 5,450
Reliance Industries Ltd 3,289,233 63,953
Suncor Energy Inc 1,983,300 35,364
$ 354,730
Pharmaceuticals - 6.41%
Galapagos NV
( d)
156,575 34,592
Merck KGaA 526,391 61,092
Novartis AG 2,080,171 177,519
Novo Nordisk A/S 2,363,455 150,765
Roche Holding AG 829,154 287,134
$ 711,102
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 1.32%
Pembina Pipeline Corp
( f)
2,651,600 $ 60,806
TC Energy Corp 1,872,500 86,176
$ 146,982
Private Equity - 2.98%
3i Group PLC 11,113,403 109,176
Brookfield Asset Management Inc 5,546,853 187,452
Intermediate Capital Group PLC 2,381,615 33,692
$ 330,320
Real Estate - 1.69%
CK Asset Holdings Ltd 9,938,500 62,799
PSP Swiss Property AG 224,593 26,090
Sun Hung Kai Properties Ltd 2,972,000 40,638
Vonovia SE 1,169,054 57,809
$ 187,336
Retail - 4.22%
Alimentation Couche-Tard Inc 4,629,792 129,186
ANTA Sports Products Ltd 5,313,000 45,246
Hennes & Mauritz AB 2,845,422 38,896
Home Product Center PCL 78,930,600 32,801
JD Sports Fashion PLC 3,762,328 24,938
Li Ning Co Ltd 12,799,000 40,413
Lojas Renner SA 1,021,500 7,230
Magazine Luiza SA 1,287,200 11,892
Pan Pacific International Holdings Corp 3,578,600 69,331
Wal-Mart de Mexico SAB de CV 23,948,678 57,802
WH Smith PLC 671,176 10,594
$ 468,329
Semiconductors - 7.35%
ASML Holding NV 549,236 160,424
NXP Semiconductors NV 801,221 79,778
Samsung Electronics Co Ltd 5,118,545 210,462
SK Hynix Inc 1,396,310 96,091
Taiwan Semiconductor Manufacturing Co Ltd 26,614,544 268,482
$ 815,237
Software - 1.17%
Capcom Co Ltd 1,413,100 43,315
Dassault Systemes SE 417,511 61,153
Nemetschek SE 405,141 25,490
$ 129,958
Telecommunications - 3.72%
Deutsche Telekom AG 4,271,983 62,455
Nice Ltd ADR
(d)
500,113 82,169
Nippon Telegraph & Telephone Corp 5,117,600 116,546
Orange SA 2,876,672 34,949
SoftBank Group Corp 2,718,400 116,518
$ 412,637
Toys, Games & Hobbies - 1.06%
Nintendo Co Ltd 284,900 117,642
Transportation - 0.98%
Canadian National Railway Co 1,314,848 108,734
TOTAL COMMON STOCKS $ 10,603,756
PREFERRED STOCKS - 0.22% Shares Held Value (000's)
Investment Companies - 0.22%
Itausa - Investimentos Itau SA 0.08% 14,949,589 $ 24,770
TOTAL PREFERRED STOCKS $ 24,770
Total Investments $ 11,056,025
Other Assets and Liabilities -  0.37% 40,847
TOTAL NET ASSETS - 100.00% $ 11,096,872

Schedule of Investments
Diversified International Fund
April 30, 2020 (unaudited)
See accompanying notes.
121
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,799 or 0.16% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $42,754 or 0.39% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Location Percent
Japan 15.96%
Switzerland 8.97%
Canada 8.66%
United Kingdom 8.49%
China 7.12%
Netherlands 4.88%
Germany 4.68%
United States 3.85%
Korea, Republic Of 3.54%
Taiwan 3.42%
France 3.40%
Hong Kong 3.39%
India 3.15%
Denmark 2.82%
Italy 2.10%
Ireland 1.68%
Australia 1.67%
Sweden 1.52%
Finland 1.32%
Israel 1.23%
Singapore 1.13%
Spain 1.02%
Thailand 0.93%
Russian Federation 0.91%
Brazil 0.82%
Mexico 0.78%
Peru 0.53%
Norway 0.49%
Indonesia 0.43%
Austria 0.33%
Belgium 0.31%
Argentina 0.10%
Other Assets and Liabilities
0.37%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 120,902 $ 2,570,306 $ 2,269,848 $ 421,360
$ 120,902 $ 2,570,306 $ 2,269,848 $ 421,360
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 1,412 $ — $ — $ —
$ 1,412 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
122
INVESTMENT COMPANIES - 4.76% Shares Held Value (000's)
Money Market Funds - 4.76%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
1,907,504 $ 1,908
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(c)
333,672,877 333,673
$ 335,581
TOTAL INVESTMENT COMPANIES $ 335,581
COMMON STOCKS - 96.40% Shares Held Value (000's)
Apparel - 1.51%
NIKE Inc 816,158 71,153
VF Corp 605,759 35,194
$ 106,347
Automobile Manufacturers - 1.85%
PACCAR Inc 1,879,865 130,143
Automobile Parts & Equipment - 1.47%
Magna International Inc 2,663,248 103,947
Banks - 10.28%
First Republic Bank/CA 1,211,104 126,306
JPMorgan Chase & Co 1,953,793 187,095
Morgan Stanley 1,885,525 74,346
PNC Financial Services Group Inc/The 1,405,329 149,907
Truist Financial Corp 2,336,371 87,193
US Bancorp 2,744,958 100,191
$ 725,038
Beverages - 1.64%
Coca-Cola Co/The 2,516,987 115,504
Biotechnology - 1.13%
Corteva Inc 3,055,856 80,033
Chemicals - 2.45%
Air Products and Chemicals Inc 433,137 97,707
PPG Industries Inc 822,759 74,731
$ 172,438
Computers - 1.47%
Apple Inc 351,922 103,395
Diversified Financial Services - 3.87%
BlackRock Inc 351,390 176,412
Discover Financial Services 2,241,312 96,309
$ 272,721
Electric - 6.73%
Eversource Energy 1,126,789 90,932
NextEra Energy Inc 366,839 84,784
Sempra Energy 831,130 102,936
WEC Energy Group Inc 1,039,981 94,170
Xcel Energy Inc 1,601,484 101,790
$ 474,612
Electronics - 0.81%
Honeywell International Inc 403,364 57,237
Food - 4.07%
Hormel Foods Corp 3,446,885 161,487
Tyson Foods Inc 2,019,880 125,616
$ 287,103
Healthcare - Products - 4.17%
Abbott Laboratories 1,690,263 155,657
Medtronic PLC 1,413,800 138,029
$ 293,686
Healthcare - Services - 1.58%
HCA Healthcare Inc 1,015,754 111,611
Insurance - 4.77%
Allstate Corp/The 341,062 34,693
Chubb Ltd 1,128,601 121,900
Fidelity National Financial Inc 3,509,986 94,945
Swiss Re AG ADR
(d)
4,679,760 84,610
$ 336,148
Machinery - Diversified - 1.96%
Deere & Co 952,849 138,220
Media - 2.31%
Walt Disney Co/The 1,504,817 162,746
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1.93%
3M Co 179,415 $ 27,257
Parker-Hannifin Corp 687,355 108,684
$ 135,941
Oil & Gas - 5.00%
Chevron Corp 1,162,280 106,930
EOG Resources Inc 1,867,770 88,738
Exxon Mobil Corp 577,448 26,834
Marathon Petroleum Corp 2,675,884 85,842
Royal Dutch Shell PLC - B shares ADR 1,375,032 43,960
$ 352,304
Pharmaceuticals - 9.87%
Becton Dickinson and Co 437,014 110,359
Merck & Co Inc 2,118,015 168,043
Novartis AG ADR 1,337,999 113,369
Pfizer Inc 2,999,351 115,055
Roche Holding AG ADR 4,350,833 189,131
$ 695,957
Pipelines - 1.34%
Enterprise Products Partners LP 5,363,523 94,183
Private Equity - 1.86%
KKR & Co Inc 5,205,912 131,241
REITs - 6.08%
Alexandria Real Estate Equities Inc 850,394 133,589
Digital Realty Trust Inc 1,411,165 210,955
Realty Income Corp 1,530,633 84,062
$ 428,606
Retail - 3.60%
Costco Wholesale Corp 566,437 171,630
Starbucks Corp 1,075,473 82,521
$ 254,151
Semiconductors - 2.95%
Microchip Technology Inc 1,207,462 105,931
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,914,706 101,728
$ 207,659
Software - 3.41%
Fidelity National Information Services Inc 642,302 84,713
Microsoft Corp 427,623 76,635
SAP SE ADR
(d)
666,351 78,989
$ 240,337
Telecommunications - 4.89%
BCE Inc 3,781,273 152,915
Verizon Communications Inc 3,339,185 191,836
$ 344,751
Toys, Games & Hobbies - 1.85%
Hasbro Inc 1,810,838 130,761
Transportation - 1.55%
Union Pacific Corp 683,302 109,185
TOTAL COMMON STOCKS $ 6,796,005
Total Investments $ 7,131,586
Other Assets and Liabilities -  (1.16)% (82,012)
TOTAL NET ASSETS - 100.00% $ 7,049,574
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,908 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Equity Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
123
Portfolio Summary  ( unaudited)
Sector Percent
Financial 26.86%
Consumer, Non-cyclical 22.46%
Consumer, Cyclical 10.28%
Technology 7.83%
Communications 7.20%
Utilities 6.73%
Energy 6.34%
Industrial 6.25%
Money Market Funds 4.76%
Basic Materials 2.45%
Other Assets and Liabilities
(1.16)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 189,995 $ 1,281,141 $ 1,137,463 $ 333,673
$ 189,995 $ 1,281,141 $ 1,137,463 $ 333,673
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 1,193 $ — $ — $ —
$ 1,193 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
124
INVESTMENT COMPANIES - 2.33% Shares Held Value (000's)
Money Market Funds - 2.33%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
4,564,204 $ 4,564
TOTAL INVESTMENT COMPANIES $ 4,564
BONDS - 79.47%
Principal
Amount (000's) Value (000's)
Agriculture - 1.02%
JBS Investments II GmbH
7.00%, 01/15/2026
(c)
$ 1,925 $ 1,997
Banks - 6.09%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12/31/2049
(c),(d),(e)
900 714
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 12/31/2049
(d),(e)
2,400 1,903
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Bancolombia SA
4.63%, 12/18/2029
(e)
2,525 2,178
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bank Leumi Le-Israel BM
3.28%, 01/29/2031
(c),(e)
4,750 4,385
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.63%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 3,350 2,770
$ 11,950
Diversified Financial Services - 3.37%
Power Finance Corp Ltd
5.25%, 08/10/2028 4,410 4,346
Unifin Financiera SAB de CV
7.00%, 01/15/2025 3,550 1,589
7.25%, 09/27/2023 1,425 684
$ 6,619
Electric - 1.17%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(c)
2,700 2,289
Entertainment - 1.78%
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029
(c)
3,900 3,492
Food - 2.01%
MARB BondCo PLC
7.00%, 03/15/2024 4,025 3,935
Oil & Gas - 4.04%
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 2,139 1,735
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 918 690
Petroleos Mexicanos
6.84%, 01/23/2030
(c)
2,050 1,614
6.84%, 01/23/2030 200 157
Petronas Capital Ltd
3.50%, 04/21/2030
(c)
1,625 1,702
4.55%, 04/21/2050
(c)
1,875 2,032
$ 7,930
Real Estate - 6.76%
Arabian Centres Sukuk Ltd
5.38%, 11/26/2024
(c)
5,800 5,017
China Evergrande Group
8.25%, 03/23/2022 1,550 1,364
Country Garden Holdings Co Ltd
4.75%, 07/25/2022 1,175 1,152
4.75%, 09/28/2023 1,050 1,021
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 2,573 2,384
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Sunac China Holdings Ltd
7.88%, 02/15/2022 $ 2,325 $ 2,329
$ 13,267
Sovereign - 45.99%
1MDB Global Investments Ltd
4.40%, 03/09/2023 6,800 6,018
Abu Dhabi Government International Bond
2.50%, 04/16/2025
(c)
1,250 1,285
3.13%, 04/16/2030
(c)
1,900 2,019
3.88%, 04/16/2050
(c)
1,900 2,024
Argentine Republic Government International
Bond
6.63%, 07/06/2028 2,975 738
Bonos de la Tesoreria de la Republica
1.90%, 09/01/2030 CLP 2,898,053 4,087
Colombia Government International Bond
3.88%, 04/25/2027 $ 3,800 3,752
4.38%, 07/12/2021 5,000 5,078
4.50%, 03/15/2029 575 581
Dominican Republic International Bond
5.50%, 01/27/2025 375 351
5.88%, 01/30/2060 375 299
6.00%, 07/19/2028 950 857
Egypt Government International Bond
5.63%, 04/16/2030 EUR 1,100 988
Hungary Government International Bond
6.38%, 03/29/2021 $ 5,000 5,192
Israel Government International Bond
2.75%, 07/03/2030 3,700 3,885
3.88%, 07/03/2050 1,975 2,184
4.50%, 04/03/2120 1,325 1,550
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 5,251 4,690
Mexico Government International Bond
4.75%, 04/27/2032 $ 2,900 2,922
Peru Government Bond
6.15%, 08/12/2032
(c)
PEN 15,150 4,979
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/2022 $ 5,000 5,040
Peruvian Government International Bond
2.39%, 01/23/2026 1,750 1,785
2.78%, 01/23/2031 1,450 1,495
6.90%, 08/12/2037 PEN 17,100 5,794
Qatar Government International Bond
3.40%, 04/16/2025
(c)
$ 2,250 2,394
3.75%, 04/16/2030
(c)
1,875 2,047
4.40%, 04/16/2050
(c)
1,500 1,706
Republic of Poland Government International
Bond
5.13%, 04/21/2021 5,000 5,185
Romanian Government International Bond
2.12%, 07/16/2031 EUR 1,900 1,800
3.38%, 01/28/2050
(c)
825 766
Ukraine Government Bond
16.00%, 08/11/2021 UAH 83,325 3,104
Ukraine Government International Bond
0.00%, 05/31/2040
(f),(g)
$ 2,245 1,657
4.38%, 01/27/2030
(c)
EUR 2,525 2,131
7.75%, 09/01/2023 $ 1,900 1,800
$ 90,183
Supranational Bank - 4.07%
African Export-Import Bank/The
3.99%, 09/21/2029
(c)
3,000 2,709
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027
(c)
275 255
5.00%, 07/27/2027 3,100 2,873

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
125
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Eastern & Southern African Trade &
Development Bank
4.88%, 05/23/2024 $ 2,400 $ 2,141
$ 7,978
Telecommunications - 3.17%
C&W Senior Financing DAC
7.50%, 10/15/2026
(c)
900 900
7.50%, 10/15/2026 1,425 1,425
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 3,995 3,887
$ 6,212
TOTAL BONDS $ 155,852
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 10.76%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 10.76%
1.13%, 02/28/2022 $ 20,750 $ 21,101
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 21,101
Total Investments $ 181,517
Other Assets and Liabilities -  7.44% 14,585
TOTAL NET ASSETS - 100.00% $ 196,102
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $46,457 or 23.69% of net assets.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Non-income producing security
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Location Percent
United States 14.87%
Cayman Islands 7.99%
Peru 7.17%
Israel 6.12%
Colombia 5.91%
Mexico 4.88%
Ukraine 4.44%
Supranational 4.07%
India 3.38%
Qatar 3.13%
Virgin Islands, British 3.07%
United Arab Emirates 2.72%
Hungary 2.65%
Poland 2.64%
Indonesia 2.57%
Cote d'Ivoire 2.39%
Chile 2.08%
United Kingdom 2.01%
Mauritius 1.98%
Malaysia 1.91%
Azerbaijan 1.41%
Romania 1.31%
Ireland 1.19%
Austria 1.02%
Dominican Republic 0.77%
Egypt 0.50%
Argentina 0.38%
Other Assets and Liabilities
7.44%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ — $ 39,319 $ 34,755 $ 4,564
$ — $ 39,319 $ 34,755 $ 4,564
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Buxl 30 Year Bond; June 2020 Short 60 $ 14,413 $ (569)
Euro-Bobl 5 Year; June 2020 Long 376 56,017 610
US 2 Year Note; June 2020 Long 95 20,941 13
US 5 Year Note; June 2020 Long 526 66,005 488
US Long Bond; June 2020 Short 162 29,327 (172)
Total $ 370
Amounts in thousands except contracts.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
126
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 05/15/2020 $ 9,102 INR 700,000 $ — $ (193)
Barclays Bank PLC 05/15/2020 $ 5,389 RUB 400,000 16 —
Citigroup Inc 05/15/2020 $ 1,690 BRL 9,200 — —
Citigroup Inc 05/15/2020 CLP 1,900,000 $ 2,278 — (2)
Goldman Sachs & Co 05/15/2020 BRL 1,200 $ 229 — (9)
Goldman Sachs & Co 05/15/2020 PEN 5,200 $ 1,522 18 —
Goldman Sachs & Co 05/15/2020 ZAR 7,500 $ 400 4 —
Goldman Sachs & Co 05/15/2020 TRY 1,300 $ 187 — (1)
HSBC Securities Inc 05/11/2020 EGP 49,000 $ 3,078 29 —
HSBC Securities Inc 05/11/2020 $ 3,021 EGP 49,000 — (86)
HSBC Securities Inc 05/15/2020 $ 91 EUR 83 — —
HSBC Securities Inc 05/15/2020 EUR 83 $ 90 1 —
HSBC Securities Inc 05/15/2020 INR 700,000 $ 9,233 62 —
HSBC Securities Inc 05/15/2020 $ 4,347 MXN 103,000 80 —
HSBC Securities Inc 05/15/2020 $ 12,493 PEN 42,450 — (78)
HSBC Securities Inc 05/15/2020 RUB 400,000 $ 5,370 3 —
HSBC Securities Inc 05/15/2020 $ 6,328 ZAR 115,900 8 2 —
HSBC Securities Inc 05/15/2020 $ 6,056 KRW 7,450,000 — (66)
HSBC Securities Inc 05/28/2020 IDR 68,950,000 $ 4,774 — (21 7 )
HSBC Securities Inc 05/28/2020 $ 4,867 IDR 68,950,000 309 —
JPMorgan Chase 05/15/2020 $ 4,502 BRL 23,500 184 —
JPMorgan Chase 05/15/2020 $ 6,202 CLP 5,270,000 — (112)
JPMorgan Chase 05/15/2020 EUR 2,935 $ 3,193 24 —
JPMorgan Chase 05/15/2020 $ 13,753 EUR 12,527 23 —
JPMorgan Chase 05/15/2020 MXN 169,500 $ 6,904 118 —
JPMorgan Chase 05/15/2020 $ 2,727 MXN 66,500 — (28)
JPMorgan Chase 05/15/2020 ZAR 108,400 $ 5,927 — (84)
JPMorgan Chase 05/15/2020 $ 5,813 ZAR 105,900 105 —
JPMorgan Chase 05/15/2020 KRW 7,450,000 $ 6,113 9 —
JPMorgan Chase 05/15/2020 TRY 3,600 $ 512 2 —
JPMorgan Chase 05/15/2020 $ 8,299 TRY 56,850 178 —
Total $ 1,24 7 $ (87 6 )
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Barclays Bank PLC CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 $ 4,050 $ 411 $ 27 $ 438 $ —
Barclays Bank PLC CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 5,150 528 29 557 —
Citigroup Inc CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 3,900 412 10 422 —
Citigroup Inc Republic of Indonesia,
3.70%, 01/08/2022
2.08% (1.00)% Quarterly 06/20/2025 1,750 95 (3) 92 —
Goldman Sachs & Co Republic of Indonesia,
3.70%, 01/08/2022
2.08% (1.00)% Quarterly 06/20/2025 6,125 424 (103) 321 —
Total $ 1,870 $ (40) $ 1,830 $ —
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
(c)
Asset ---- Liability
Citigroup Inc Petroleos Mexicanos,
6.63%, 06/15/2035
9.11% 1.00% Quarterly 06/20/2024 $ 150 $ (10) $ (30) $ — $ (40)
Goldman Sachs & Co Petroleos Mexicanos,
6.63%, 06/15/2035
9.11% 1.00% Quarterly 06/20/2024 100 (7) (20) — (27)
JPMorgan Chase Petroleos Mexicanos,
6.63%, 06/15/2035
9.11% 1.00% Quarterly 06/20/2024 1,700 (118) (332) — (450)
JPMorgan Chase Petroleos Mexicanos,
6.63%, 06/15/2035
9.11% 1.00% Quarterly 06/20/2024 750 (31) (16 6 ) — (19 7 )
Total $ (166) $ (54 8 ) $ — $ (71 4 )
Amounts in thousands.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
127
Credit Default Swaps (continued)
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $2,700.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Warsaw Interbank Offered Rate Pay 1.85% Semiannual Annual N/A 01/28/2022 PLN 243,050 $ 1,390 $ (38) $ 1,352
6 Month Warsaw Interbank Offered Rate Receive 2.02% Annual Semiannual N/A 01/28/2030 51,650 (1,451) 39 (1,412)
6 Month Warsaw Interbank Offered Rate Receive 1.85% Annual Semiannual N/A 01/28/2022 19,000 (106) — (106)
6 Month Warsaw Interbank Offered Rate Pay 2.02% Semiannual Annual N/A 01/28/2030 4,000 109 — 109
Total $ (58) $ 1 $ (57)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
128
INVESTMENT COMPANIES - 4.71% Shares Held Value (000's)
Exchange-Traded Funds - 0.30%
Invesco Preferred ETF 292,859 $ 4,162
iShares Preferred & Income Securities ETF 278,079 9,635
WisdomTree Trust - WisdomTree International
High Dividend Fund
39,143 1,220
WisdomTree US High Dividend Fund 48,948 3,045
$ 18,062
Money Market Funds - 4.41%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
15,967,622 15,967
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
244,473,557 244,474
$ 260,441
TOTAL INVESTMENT COMPANIES $ 278,503
COMMON STOCKS - 15.31% Shares Held Value (000's)
Advertising - 0.03%
Interpublic Group of Cos Inc/The 73,489 1,248
Publicis Groupe SA 27,560 813
$ 2,061
Aerospace & Defense - 0.05%
CAE Inc 37,400 618
Elbit Systems Ltd 248 34
HEICO Corp 445 39
HEICO Corp - Class A 665 48
Hexcel Corp 5,511 191
Meggitt PLC 218,167 764
MTU Aero Engines AG 936 127
Spirit AeroSystems Holdings Inc 5,998 133
TransDigm Group Inc 3,504 1,272
$ 3,226
Agriculture - 0.04%
Imperial Brands PLC 84,367 1,775
Japan Tobacco Inc 46,000 857
$ 2,632
Airlines - 0.04%
Alaska Air Group Inc 19,540 635
Delta Air Lines Inc 25,562 662
Japan Airlines Co Ltd 21,000 375
Qantas Airways Ltd 150,245 373
Southwest Airlines Co 11,453 358
$ 2,403
Apparel - 0.06%
Adidas AG 855 196
Carter's Inc 8,346 653
Gildan Activewear Inc 22,900 319
Hanesbrands Inc 119,546 1,188
Ralph Lauren Corp 13,443 992
Tapestry Inc 22,740 338
$ 3,686
Automobile Manufacturers - 0.05%
Cummins Inc 7,749 1,267
Fiat Chrysler Automobiles NV 81,810 709
Peugeot SA 40,491 574
Volvo AB - B Shares 48,841 626
$ 3,176
Automobile Parts & Equipment - 0.13%
Allison Transmission Holdings Inc 12,707 462
BorgWarner Inc 23,781 679
Cie Generale des Etablissements Michelin SCA 6,360 615
Continental AG 7,320 612
Denso Corp 19,300 678
Faurecia SE 11,898 426
Goodyear Tire & Rubber Co/The 238,318 1,709
Koito Manufacturing Co Ltd 7,900 298
Lear Corp 8,528 833
Magna International Inc 17,900 697
Toyota Industries Corp 6,800 342
Yokohama Rubber Co Ltd/The 28,400 361
$ 7,712
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 0.64%
AIB Group PLC
(d)
614,352 $ 850
Associated Banc-Corp 85,297 1,206
Bank Hapoalim BM 11,142 71
Bank Leumi Le-Israel BM 14,526 78
Bank of America Corp 28,377 682
Bank of Ireland Group PLC 225,963 464
Bank of New York Mellon Corp/The 26,539 996
Bank OZK 53,092 1,201
Bankinter SA 133,058 549
BankUnited Inc 33,255 659
Cathay General Bancorp 23,048 644
Chiba Bank Ltd/The 77,100 358
Citizens Financial Group Inc 79,332 1,776
Comerica Inc 45,610 1,590
Credit Agricole SA 93,923 755
Cullen/Frost Bankers Inc 13,497 970
DBS Group Holdings Ltd 18,500 260
DNB ASA 14,079 170
East West Bancorp Inc 25,594 898
First Citizens BancShares Inc/NC 276 105
First Horizon National Corp 110,073 999
Fukuoka Financial Group Inc 43,100 616
Goldman Sachs Group Inc/The 3,989 732
ICICI Bank Ltd ADR 75,997 742
ING Groep NV 145,944 818
Israel Discount Bank Ltd 11,421 37
KeyCorp 92,768 1,081
M&T Bank Corp 7,450 835
Macquarie Group Ltd 13,890 920
Mediobanca Banca di Credito Finanziario SpA 107,546 625
Mizrahi Tefahot Bank Ltd 1,402 29
Morgan Stanley 23,251 917
Northern Trust Corp 11,784 933
Oversea-Chinese Banking Corp Ltd 30,600 195
PacWest Bancorp 18,963 384
Paragon Banking Group PLC 200,935 841
Pinnacle Financial Partners Inc 8,064 325
PNC Financial Services Group Inc/The 9,622 1,026
Regions Financial Corp 197,370 2,122
Resona Holdings Inc 210,600 658
Signature Bank/New York NY 5,000 536
State Street Corp 14,905 940
Synovus Financial Corp 49,766 1,046
TCF Financial Corp 31,191 926
Toronto-Dominion Bank/The 21,200 886
UBS Group AG 189,061 2,024
United Overseas Bank Ltd 15,000 214
Western Alliance Bancorp 12,353 443
Zions Bancorp NA 44,971 1,422
$ 37,554
Beverages - 0.03%
Asahi Group Holdings Ltd 8,000 275
Carlsberg A/S 3,039 383
Coca-Cola European Partners PLC 2,960 117
Kirin Holdings Co Ltd 20,400 394
Treasury Wine Estates Ltd 57,404 378
$ 1,547
Biotechnology - 0.01%
Mirati Therapeutics Inc
(e)
6,839 582
Building Materials - 0.12%
AGC Inc/Japan 17,200 424
Asia Cement China Holdings Corp 315,000 365
Buzzi Unicem SpA 51,660 1,014
China Lesso Group Holdings Ltd 527,000 755
Fletcher Building Ltd 8,258 18
Ibstock PLC
(f)
259,943 657
Lennox International Inc 1,984 370
Martin Marietta Materials Inc 4,484 853
Masco Corp 34,784 1,428

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
129
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Vulcan Materials Co 8,120 $ 917
Xinyi Glass Holdings Ltd 346,000 401
$ 7,202
Chemicals - 0.18%
Arkema SA 15,078 1,255
BASF SE 18,070 925
Brenntag AG 11,693 530
Celanese Corp 9,851 818
CF Industries Holdings Inc 30,844 848
Denka Co Ltd 27,600 667
Eastman Chemical Co 23,257 1,407
EMS-Chemie Holding AG 1,891 1,223
ICL Ltd 7,014 25
Lintec Corp 44,800 961
Nissan Chemical Corp 5,500 211
PPG Industries Inc 6,431 584
Showa Denko KK 32,800 718
Sumitomo Bakelite Co Ltd 20,400 527
$ 10,699
Commercial Services - 0.20%
Adecco Group AG 28,741 1,258
ADT Inc
(d)
119,758 686
Ashtead Group PLC 44,182 1,207
ATD New Holdings Inc
(e),(g),(h)
385,347 971
CCR SA 214,400 490
Cengage Learning Holdings II Inc
(e)
34,465 241
Global Payments Inc 235 39
H&R Block Inc 81,746 1,361
ManpowerGroup Inc 13,198 980
Persol Holdings Co Ltd 19,900 229
QinetiQ Group PLC 209,344 800
Randstad NV 16,550 666
Robert Half International Inc 17,448 825
Sabre Corp 105,516 767
SGS SA 414 934
Sohgo Security Services Co Ltd 3,700 176
Wirecard AG
(d)
249 25
$ 11,655
Computers - 0.11%
Appen Ltd 29,440 487
Atos SE 5,974 427
DXC Technology Co 49,265 893
Fujitsu Ltd 1,700 165
HP Inc 53,075 823
NetApp Inc 29,438 1,289
Nomura Research Institute Ltd 7,400 181
Obic Co Ltd 6,100 916
Wiwynn Corp 46,000 1,180
$ 6,361
Consumer Products - 0.01%
Henkel AG & Co KGaA 4,931 384
Cosmetics & Personal Care - 0.00%
Kao Corp 2,900 224
Distribution & Wholesale - 0.06%
Bunzl PLC 14,258 309
Fastenal Co 30,499 1,105
ITOCHU Corp 20,000 392
Marubeni Corp 91,900 443
Mitsubishi Corp 24,100 511
Seven Group Holdings Ltd
(d)
63,967 629
Toyota Tsusho Corp 14,100 336
$ 3,725
Diversified Financial Services - 0.21%
Alliance Data Systems Corp 11,928 597
Ameriprise Financial Inc 6,793 781
Charles Schwab Corp/The 14,510 547
Discover Financial Services 13,963 600
Eaton Vance Corp 29,229 1,073
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Evercore Inc - Class A 18,251 $ 942
Jefferies Financial Group Inc 47,200 647
Mastercard Inc 582 160
Mebuki Financial Group Inc 600,800 1,261
Navient Corp 177,253 1,351
Nomura Holdings Inc 107,200 445
Omni Bridgeway Ltd 285,880 746
OneMain Holdings Inc 27,925 676
ORIX Corp 36,700 432
Raymond James Financial Inc 6,938 457
SBI Holdings Inc/Japan 28,900 540
Synchrony Financial 35,880 710
Visa Inc 1,168 209
$ 12,174
Electric - 3.40%
AGL Energy Ltd 55,691 611
Alliant Energy Corp 210,206 10,206
Ameren Corp 8,854 644
CMS Energy Corp 289,709 16,540
DTE Energy Co 53,768 5,578
Edison International 317,138 18,619
Emera Inc
(d)
357,500 14,231
Enel SpA 675,000 4,611
Entergy Corp 9,428 901
Eversource Energy 169,320 13,664
FirstEnergy Corp 502,928 20,756
Fortis Inc/Canada 560,500 21,720
Hera SpA 192,194 711
Mercury NZ Ltd 6,587 18
Meridian Energy Ltd 12,216 33
NextEra Energy Inc 75,350 17,415
PG&E Corp
(e)
1,050,000 11,172
PNM Resources Inc 18,194 737
Public Service Enterprise Group Inc 419,952 21,296
Sempra Energy 77,500 9,598
Xcel Energy Inc 188,520 11,982
$ 201,043
Electrical Components & Equipment - 0.01%
Acuity Brands Inc 1,710 148
Brother Industries Ltd 22,300 378
$ 526
Electronics - 0.13%
Assa Abloy AB 8,196 147
Avnet Inc 30,422 913
FLEXium Interconnect Inc 149,000 536
FLIR Systems Inc 13,161 571
Gentex Corp 72,412 1,755
ITEQ Corp 179,063 865
Mycronic AB 52,541 878
Roper Technologies Inc 2,935 1,001
Taiwan Union Technology Corp 144,000 649
Yageo Corp 51,000 660
$ 7,975
Energy - Alternate Sources - 0.15%
NextEra Energy Partners LP 180,669 9,086
Engineering & Construction - 0.10%
ACS Actividades de Construccion y Servicios SA 62,383 1,560
Auckland International Airport Ltd 9,238 34
CIMIC Group Ltd 50,771 808
Eiffage SA 6,209 507
Frontken Corp Bhd 836,500 431
Grupo Aeroportuario del Pacifico SAB de CV 92,300 573
HOCHTIEF AG 10,016 784
Kyowa Exeo Corp 20,800 507
SPIE SA 51,163 771
$ 5,975

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
130
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0.04%
Aristocrat Leisure Ltd 9,390 $ 154
Genting Singapore Ltd 378,400 210
GVC Holdings PLC 171,635 1,629
Vail Resorts Inc 3,580 612
$ 2,605
Food - 0.06%
Calbee Inc 8,600 260
Dairy Farm International Holdings Ltd 4,303 21
Empire Co Ltd 17,800 393
Jardine Strategic Holdings Ltd 2,805 60
Koninklijke Ahold Delhaize NV 35,461 861
METRO AG 101,284 885
Seven & i Holdings Co Ltd 9,600 318
Sonae SGPS SA 666,844 527
$ 3,325
Forest Products & Paper - 0.10%
Domtar Corp 75,952 1,774
Interfor Corp
(e)
182,932 1,079
International Paper Co 51,451 1,762
Oji Holdings Corp 67,200 341
Stora Enso Oyj 69,338 816
$ 5,772
Gas - 1.14%
Atmos Energy Corp 154,019 15,705
Naturgy Energy Group SA 38,952 688
New Jersey Resources Corp 323,988 10,944
NiSource Inc 967,447 24,293
Southwest Gas Holdings Inc 204,605 15,509
$ 67,139
Hand & Machine Tools - 0.06%
Amada Co Ltd 66,000 597
Lincoln Electric Holdings Inc 9,894 797
Snap-on Inc 6,772 882
Techtronic Industries Co Ltd 133,500 1,012
$ 3,288
Healthcare - Products - 0.04%
Carl Zeiss Meditec AG
(e)
8,085 797
China Medical System Holdings Ltd 400,000 471
Fisher & Paykel Healthcare Corp Ltd 5,476 92
Olympus Corp 2,400 38
STERIS PLC 4,800 684
$ 2,082
Healthcare - Services - 0.06%
Encompass Health Corp 12,453 825
Fresenius SE & Co KGaA 7,075 306
Humana Inc 756 289
NMC Health PLC
(h)
9,858 117
Quest Diagnostics Inc 8,232 906
Ryman Healthcare Ltd 3,873 28
UnitedHealth Group Inc 2,229 652
Universal Health Services Inc 1,598 169
$ 3,292
Holding Companies - Diversified - 0.02%
CK Hutchison Holdings Ltd 58,000 430
Jardine Matheson Holdings Ltd 2,811 123
Swire Pacific Ltd 53,500 348
$ 901
Home Builders - 0.08%
Daiwa House Industry Co Ltd 18,500 469
DR Horton Inc 7,994 377
Persimmon PLC 42,133 1,167
PulteGroup Inc 45,953 1,299
Sekisui Chemical Co Ltd 24,600 312
Taylor Wimpey PLC 184,482 341
Toll Brothers Inc 29,082 699
$ 4,664
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0.01%
Hoshizaki Corp 1,800 $ 137
SEB SA 2,403 288
Sony Corp 1,200 77
Targus Group International Inc
(e),(g),(h)
75,880 4
$ 506
Insurance - 0.38%
Ageas 13,969 503
Allstate Corp/The 6,436 655
American Financial Group Inc/OH 13,702 908
Arthur J Gallagher & Co 13,501 1,060
ASR Nederland NV 33,842 907
Assurant Inc 5,839 620
Aviva PLC 242,686 734
Dai-ichi Life Holdings Inc 36,600 459
Fidelity National Financial Inc 43,053 1,165
First American Financial Corp 17,992 830
Hannover Rueck SE 4,032 642
Hanover Insurance Group Inc/The 7,093 712
Hartford Financial Services Group Inc/The 17,144 651
iA Financial Corp Inc 15,400 500
Manulife Financial Corp 68,500 863
Mercury General Corp 46,778 1,916
MGIC Investment Corp 43,438 317
NN Group NV 51,993 1,504
Power Corp of Canada 61,500 983
Primerica Inc 3,999 415
Progressive Corp/The 2,607 201
Prudential Financial Inc 25,151 1,569
Reinsurance Group of America Inc 6,334 663
Swiss Life Holding AG 2,325 824
T&D Holdings Inc 53,200 460
Travelers Cos Inc/The 7,861 796
Unum Group 70,063 1,223
Voya Financial Inc 5,793 262
$ 22,342
Internet - 0.05%
CDW Corp/DE 3,619 401
E*TRADE Financial Corp 9,326 379
Expedia Group Inc 4,734 336
Kakaku.com Inc 9,700 198
TD Ameritrade Holding Corp 23,887 938
VeriSign Inc
(e)
3,906 818
$ 3,070
Investment Companies - 0.01%
EXOR NV 1,670 91
Wendel SE 3,639 312
$ 403
Iron & Steel - 0.30%
ArcelorMittal SA 14,648 160
BlueScope Steel Ltd 18,415 120
Fortescue Metals Group Ltd 206,217 1,576
Nucor Corp 32,730 1,348
Reliance Steel & Aluminum Co 19,379 1,736
Specialty Steel Holdings, Inc.
(e),(g),(h)
87 11,478
Steel Dynamics Inc 63,623 1,544
$ 17,962
Leisure Products & Services - 0.01%
Yamaha Motor Co Ltd 41,400 533
Lodging - 0.03%
Choice Hotels International Inc 6,037 453
City Developments Ltd 125,300 700
Melco Resorts & Entertainment Ltd ADR 2,689 43
NagaCorp Ltd 332,000 392
$ 1,588
Machinery - Construction & Mining - 0.03%
Hitachi Ltd 9,300 276
Mitsubishi Electric Corp 29,000 357
Oshkosh Corp 7,643 516

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
131
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining (continued)
Sandvik AB
(e)
18,318 $ 282
Zoomlion Heavy Industry Science and
Technology Co Ltd
533,800 432
$ 1,863
Machinery - Diversified - 0.09%
AGCO Corp 6,021 318
ANDRITZ AG
(e)
24,198 795
Dover Corp 12,058 1,129
GrafTech International Ltd
(d)
178,347 1,448
IDEX Corp 3,193 491
KION Group AG 8,221 408
Sumitomo Heavy Industries Ltd 29,200 615
$ 5,204
Media - 0.75%
Altice USA Inc
(e)
377,512 9,804
Charter Communications Inc
(e)
15,323 7,588
Cogeco Communications Inc 195,200 14,432
Comcast Corp - Class A 283,011 10,650
Fox Corp - B Shares 17,322 443
Quebecor Inc 13,500 294
Sinclair Broadcast Group Inc 51,863 915
Telenet Group Holding NV 5,340 223
$ 44,349
Metal Fabrication & Hardware - 0.01%
NSK Ltd 79,900 553
Mining - 0.33%
Alumina Ltd 590,189 655
Anglo American PLC 27,792 494
Antofagasta PLC 65,203 668
BHP Group Ltd 31,224 637
BHP Group PLC 51,667 867
Glencore PLC
(e)
416,540 780
Kirkland Lake Gold Ltd 4,000 165
Lundin Mining Corp 135,600 664
MMC Norilsk Nickel PJSC ADR 24,369 666
Newcrest Mining Ltd 8,822 160
OZ Minerals Ltd 99,191 572
Real Alloy Holding Inc
(e),(g),(h)
362 11,907
Rio Tinto Ltd 11,346 640
Rio Tinto PLC 19,668 913
$ 19,788
Miscellaneous Manufacturers - 0.03%
AO Smith Corp 20,539 870
Carlisle Cos Inc 3,148 381
ITT Inc 5,672 299
$ 1,550
Office & Business Equipment - 0.01%
FUJIFILM Holdings Corp 4,300 205
Sato Holdings Corp 30,300 623
$ 828
Oil & Gas - 0.37%
Aker BP ASA 41,447 680
BP PLC 203,790 803
Cabot Oil & Gas Corp 68,394 1,479
Canadian Natural Resources Ltd 42,700 715
ConocoPhillips 21,596 909
DCC PLC 11,160 794
Eni SpA 107,321 1,022
EOG Resources Inc 9,439 448
Frontera Energy Corp 71,984 233
Galp Energia SGPS SA 70,038 808
Helmerich & Payne Inc 17,607 348
HollyFrontier Corp 41,873 1,384
Imperial Oil Ltd 33,300 538
Inpex Corp 47,000 303
JXTG Holdings Inc 160,000 567
Kosmos Energy Ltd 678,871 1,120
Lundin Energy AB 20,801 535
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Marathon Oil Corp 81,146 $ 497
Marathon Petroleum Corp 33,699 1,081
Milagro Oil & Gas Inc
(e),(g),(h)
1,874 191
OMV AG 19,431 635
Patterson-UTI Energy Inc 170,212 628
Phillips 66 22,431 1,641
PTT Exploration & Production PCL 342,300 884
Royal Dutch Shell PLC - A Shares 52,357 862
Royal Dutch Shell PLC - B Shares 52,480 840
Santos Ltd 128,009 407
Suncor Energy Inc 41,600 742
TOTAL SA 28,078 997
$ 22,091
Packaging & Containers - 0.05%
DS Smith PLC 112,347 441
Graphic Packaging Holding Co 31,255 417
Packaging Corp of America 13,435 1,299
Westrock Co 23,556 758
$ 2,915
Pharmaceuticals - 0.10%
AbbVie Inc 20,868 1,715
Alfresa Holdings Corp 18,700 373
Ipsen SA 4,635 345
Kyowa Kirin Co Ltd 8,800 204
Medipal Holdings Corp 14,100 272
Nippon Shinyaku Co Ltd 1,800 127
Novartis AG 13,106 1,119
Ono Pharmaceutical Co Ltd 12,700 306
Reata Pharmaceuticals Inc
(e)
3,461 547
Shionogi & Co Ltd 4,000 221
Ship Healthcare Holdings Inc 13,800 624
$ 5,853
Pipelines - 0.18%
Enterprise Products Partners LP 568,500 9,983
ONEOK Inc 21,747 651
$ 10,634
Private Equity - 0.03%
Intermediate Capital Group PLC 47,598 673
KKR & Co Inc 49,648 1,252
$ 1,925
Real Estate - 0.54%
Azrieli Group Ltd 427 25
CA Immobilien Anlagen AG 26,319 836
Castellum AB 88,360 1,550
CK Asset Holdings Ltd 69,000 436
Daito Trust Construction Co Ltd 7,000 666
Echo Investment SA 394,134 426
Entra ASA
(f)
55,602 700
Fabege AB 57,439 680
Hongkong Land Holdings Ltd 14,913 62
Kerry Properties Ltd 231,500 639
LEG Immobilien AG 14,014 1,609
Midea Real Estate Holding Ltd
(f)
829,200 2,130
Mitsubishi Estate Co Ltd 203,200 3,287
Mitsui Fudosan Co Ltd 56,170 1,033
New World Development Co Ltd 3,174,580 3,751
Nomura Real Estate Holdings Inc 19,700 320
Sino Land Co Ltd 412,000 576
Sun Hung Kai Properties Ltd 262,000 3,583
Swire Properties Ltd 136,000 381
TAG Immobilien AG 82,900 1,816
Times China Holdings Ltd 207,000 347
Tokyo Tatemono Co Ltd 64,000 720
UOL Group Ltd 168,100 809
Vonovia SE 66,083 3,268
Wihlborgs Fastigheter AB
(d)
51,224 731
Zhongliang Holdings Group Co Ltd 2,246,000 1,638
$ 32,019

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
132
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 2.99%
AIMS APAC REIT 1,739,790 $ 1,412
Alexandria Real Estate Equities Inc 22,210 3,489
American Homes 4 Rent 132,527 3,199
American Tower Corp 10,012 2,383
Americold Realty Trust 36,119 1,105
Apartment Investment and Management Co 75,871 2,858
Apple Hospitality REIT Inc 245,360 2,375
Arena REIT 601,129 881
Assura PLC 705,906 677
AvalonBay Communities Inc 28,086 4,577
Big Yellow Group PLC 60,472 814
Blackstone Mortgage Trust Inc 40,209 946
Brandywine Realty Trust 266,764 2,976
British Land Co PLC/The 123,765 631
Camden Property Trust 7,757 683
CareTrust REIT Inc 49,970 824
Centuria Industrial REIT 500,971 859
Centuria Office REIT 96,669 122
Charter Hall Group 73,701 364
City Office REIT Inc 45,256 457
CoreSite Realty Corp 99,707 12,083
Covivio 12,178 765
Cromwell European Real Estate Investment Trust 1,734,900 746
Crown Castle International Corp 3,555 567
CubeSmart 91,992 2,318
CyrusOne Inc 28,606 2,007
Daiwa Office Investment Corp 200 1,106
Dexus 199,750 1,186
Digital Realty Trust Inc 4,733 708
Dream Industrial Real Estate Investment Trust 350,830 2,566
Duke Realty Corp 31,459 1,092
Equinix Inc 8,998 6,075
Essential Properties Realty Trust Inc 80,244 1,179
Essex Property Trust Inc 12,503 3,052
Far East Hospitality Trust 943,330 347
First Industrial Realty Trust Inc 25,909 979
Frasers Logistics & Commercial Trust Pte Ltd 717,800 537
Gecina SA 8,268 1,085
GLP J-Reit
(e)
528 681
Goodman Group 402,589 3,428
Healthcare Trust of America Inc 109,794 2,704
Healthpeak Properties Inc 115,426 3,017
Highwoods Properties Inc 9,995 388
Host Hotels & Resorts Inc 133,265 1,641
Independence Realty Trust Inc 493,485 4,969
Industrial & Infrastructure Fund Investment Corp 1,016 1,415
Industrial Logistics Properties Trust 254,832 4,763
Ingenia Communities Group 245,448 593
Inmobiliaria Colonial Socimi SA 100,444 970
Investec Australia Property Fund 613,368 430
Invitation Homes Inc 229,034 5,417
Irish Residential Properties REIT PLC 663,794 930
Japan Hotel REIT Investment Corp 1,814 602
Kenedix Office Investment Corp 85 420
Keppel DC REIT 234,000 388
Kilroy Realty Corp 19,353 1,205
Klepierre SA 45,755 929
Land Securities Group PLC 65,411 545
Lendlease Global Commercial REIT 626,800 253
Link REIT 311,400 2,776
LondonMetric Property PLC 377,147 921
Mapletree Industrial Trust 272,900 490
Mapletree Logistics Trust 1,359,530 1,722
MCUBS MidCity Investment Corp 3,121 2,166
Merlin Properties Socimi SA 137,620 1,277
MGM Growth Properties LLC 62,574 1,575
Minto Apartment Real Estate Investment Trust 79,816 1,183
Mitsui Fudosan Logistics Park Inc 412 1,620
Mori Hills REIT Investment Corp 482 617
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
New Residential Investment Corp 103,311 $ 629
NewRiver REIT PLC 381,882 321
NexPoint Residential Trust Inc 26,737 804
Nippon Accommodations Fund Inc 145 861
Nomura Real Estate Master Fund Inc 1,616 1,838
Northview Apartment Real Estate Investment
Trust
27,200 688
NSI NV 35,852 1,444
Park Hotels & Resorts Inc 114,312 1,087
Physicians Realty Trust 146,745 2,263
Primary Health Properties PLC 315,023 610
Prologis Inc 127,287 11,358
Rexford Industrial Realty Inc 37,157 1,513
Sabra Health Care REIT Inc 53,405 685
Segro PLC 238,235 2,497
Sekisui House Reit Inc 2,966 1,812
Simon Property Group Inc 29,874 1,995
Spirit Realty Capital Inc 23,142 712
STAG Industrial Inc 38,978 1,023
STORE Capital Corp 183,104 3,675
Summit Industrial Income REIT 69,949 522
Sun Communities Inc 28,293 3,803
Taubman Centers Inc 4,184 180
Terreno Realty Corp 20,603 1,129
UNITE Group PLC/The 103,148 1,139
United Urban Investment Corp 1,237 1,241
VICI Properties Inc 177,695 3,095
Welltower Inc 51,037 2,615
Weyerhaeuser Co 88,615 1,938
WPT Industrial Real Estate Investment Trust 426,106 4,888
$ 176,430
Retail - 0.19%
Alimentation Couche-Tard Inc 5,200 145
American Eagle Outfitters Inc 39,597 315
Best Buy Co Inc 22,538 1,729
Canadian Tire Corp Ltd
(d)
8,300 583
Darden Restaurants Inc 4,114 304
Dufry AG
(e)
24,617 806
FamilyMart Co Ltd 9,500 161
Foot Locker Inc 40,399 1,036
Home Depot Inc/The 4,009 881
J Front Retailing Co Ltd 37,400 305
Kohl's Corp 61,067 1,127
Moncler SpA 5,131 193
Pandora A/S
(d)
25,931 922
Penske Automotive Group Inc 26,713 961
Ross Stores Inc 3,009 275
Tractor Supply Co 6,240 633
Tsuruha Holdings Inc 5,300 711
USS Co Ltd 24,400 386
$ 11,473
Savings & Loans - 0.01%
Sterling Bancorp/DE 35,571 439
Semiconductors - 0.16%
Applied Materials Inc 8,681 431
ASPEED Technology Inc 11,000 435
Broadcom Inc 5,269 1,431
Cabot Microelectronics Corp 8,690 1,065
Entegris Inc 18,457 1,001
Intel Corp 14,446 867
Lam Research Corp 1,831 467
Microchip Technology Inc 14,279 1,253
NXP Semiconductors NV 3,570 355
Powertech Technology Inc 256,000 856
Texas Instruments Inc 8,959 1,040
$ 9,201
Shipbuilding - 0.00%
Yangzijiang Shipbuilding Holdings Ltd 402,700 279

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
133
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 0.06%
Micro Focus International PLC 277,198 $ 1,643
Oracle Corp 13,702 726
Synopsys Inc
(e)
7,290 1,145
WiseTech Global Ltd 2,822 34
$ 3,548
Storage & Warehousing - 0.03%
Safestore Holdings PLC 165,773 1,500
Telecommunications - 0.73%
Accton Technology Corp 182,000 1,319
BCE Inc 349,975 14,153
Cisco Systems Inc 30,662 1,300
KDDI Corp 16,200 469
Millicom International Cellular SA 14,123 367
Motorola Solutions Inc 7,664 1,102
NTT DOCOMO Inc 18,400 542
Softbank Corp 55,100 750
Spark New Zealand Ltd 17,507 47
Tele2 AB 24,469 316
TELUS Corp 1,190,500 19,458
TELUS Corp
(d)
90,400 1,478
T-Mobile US Inc
(e)
18,000 1,581
Ubiquiti Inc 2,092 339
$ 43,221
Toys, Games & Hobbies - 0.03%
Hasbro Inc 15,913 1,149
Nintendo Co Ltd 900 372
$ 1,521
Transportation - 0.14%
AP Moller - Maersk A/S - A 493 457
Aurizon Holdings Ltd 187,498 570
Canadian Pacific Railway Ltd 1,000 227
CH Robinson Worldwide Inc 14,781 1,048
CSX Corp 6,894 456
Deutsche Post AG 24,872 739
Expeditors International of Washington Inc 7,038 504
Kamigumi Co Ltd 14,600 257
Kuehne + Nagel International AG 9,224 1,319
Landstar System Inc 2,469 255
Norfolk Southern Corp 3,870 662
Poste Italiane SpA
(f)
45,248 385
Sankyu Inc 21,800 838
SITC International Holdings Co Ltd 500,000 494
Yamato Holdings Co Ltd 13,700 239
$ 8,450
Water - 0.30%
American Water Works Co Inc 141,900 17,268
Pennon Group PLC 33,723 464
$ 17,732
TOTAL COMMON STOCKS $ 904,446
CONVERTIBLE PREFERRED STOCKS
- 0.04% Shares Held Value (000's)
Banks - 0.04%
Wells Fargo & Co 7.50%
(i)
1,680 $ 2,350
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,350
PREFERRED STOCKS - 1.27% Shares Held Value (000's)
Banks - 0.38%
AgriBank FCB 6.88%, 01/01/2024
(i)
33,000 3,300
3 Month USD LIBOR + 4.23%
Bank of America Corp 6.00%, 04/25/2021
(i)
64,419 1,675
Bank of America Corp 6.20%, 01/29/2021
(i)
4,300 112
Citigroup Inc 6.88%, 11/15/2023
(i)
51,095 1,398
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 6.35%, 04/06/2024
(i)
2,600 66
3 Month USD LIBOR + 3.64%
Fifth Third Bancorp 6.63%, 12/31/2023
(d),(i)
93,674 2,501
3 Month USD LIBOR + 3.71%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(i)
32,200 $ 813
3 Month USD LIBOR + 3.64%
HSBC Holdings PLC 6.20%, 06/01/2020
(i)
5,228 135
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(d),(i)
62,796 1,613
KeyCorp 6.13%, 12/15/2026
(i)
40,000 1,137
3 Month USD LIBOR + 3.89%
Morgan Stanley 5.85%, 04/15/2027
(d),(i)
60,000 1,583
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(i)
8,463 212
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(i)
27,267 719
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(i)
38,000 1,007
3 Month USD LIBOR + 3.15%
State Street Corp 5.35%, 03/15/2026
(i)
3,704 100
3 Month USD LIBOR + 3.71%
State Street Corp 5.90%, 03/15/2024
(i)
65,000 1,699
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(i)
7,497 162
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
US Bancorp 6.50%, 01/15/2022
(i)
3,000 81
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(i)
119,879 2,974
3 Month USD LIBOR + 3.85%
Wells Fargo & Co 5.63%, 06/15/2022
(i)
8,227 215
Wells Fargo & Co 5.85%, 09/15/2023
(i)
26,786 678
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(i)
14,460 386
3 Month USD LIBOR + 3.69%
$ 22,566
Consumer Products - 0.01%
Henkel AG & Co KGaA 1.85% 4,207 374
Diversified Financial Services - 0.03%
Affiliated Managers Group Inc 5.88%,
03/30/2059
5,000 126
Charles Schwab Corp/The 6.00%, 12/01/2020
(i)
55,283 1,436
$ 1,562
Electric - 0.31%
Alabama Power Co 5.00%, 10/01/2022
(i)
74,400 1,987
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,000 1,367
3 Month USD LIBOR + 4.01%
Algonquin Power & Utilities Corp 6.88%,
10/17/2078
100 3
3 Month USD LIBOR + 3.68%
CMS Energy Corp 5.88%, 03/01/2079 199,015 5,469
Dominion Energy Inc 5.25%, 07/30/2076 76,941 1,970
DTE Energy Co 5.25%, 12/01/2077 35,000 894
Duke Energy Corp 5.75%, 06/15/2024
(i)
7,479 206
Entergy Louisiana LLC 4.70%, 06/01/2063
(d)
94,038 2,376
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
6,271 172
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
120,000 3,192
Southern Co/The 5.25%, 12/01/2077 31,100 812
$ 18,448
Food - 0.01%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(i)
10,000 850
Gas - 0.01%
Entergy New Orleans LLC 5.00%, 12/01/2052
(d)
16,846 430

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
134
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance - 0.10%
American Financial Group Inc/OH 6.00%,
11/15/2055
(d)
700 $ 17
Arch Capital Group Ltd 5.25%, 09/29/2021
(d),(i)
30,800 743
Hartford Financial Services Group Inc/The
6.00%, 11/15/2023
(d),(i)
761 20
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
97,800 2,615
3 Month USD LIBOR + 5.60%
MetLife Inc 0.00%, 03/15/2025
(e),(i)
5,200 129
Reinsurance Group of America Inc 5.75%,
06/15/2056
2,147 55
3 Month USD LIBOR + 4.04%
Reinsurance Group of America Inc 6.20%,
09/15/2042
14,888 377
3 Month USD LIBOR + 4.37%
Voya Financial Inc 5.35%, 09/15/2029
(i)
80,800 2,088
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
WR Berkley Corp 5.63%, 04/30/2053 1,300 33
WR Berkley Corp 5.70%, 03/30/2058 729 19
$ 6,096
Pipelines - 0.02%
Enbridge Inc 6.38%, 04/15/2078 37,405 879
3 Month USD LIBOR + 3.59%
REITs - 0.18%
Equity Residential 8.29%, 12/10/2026
(i)
20,702 1,242
Kimco Realty Corp 5.25%, 12/20/2022
(i)
63,000 1,433
Prologis Inc 8.54%, 11/13/2026
(i)
89,034 6,767
Public Storage 5.05%, 08/09/2022
(i)
2,000 52
Public Storage 5.60%, 03/11/2024
(i)
40,000 1,096
SITE Centers Corp 6.38%, 06/05/2022
(i)
15,702 313
$ 10,903
Savings & Loans - 0.01%
People's United Financial Inc 5.63%, 12/15/2026
(i)
21,800 556
3 Month USD LIBOR + 4.02%
Sovereign - 0.18%
CoBank ACB 2.49%, 07/10/2022
(f),(i)
8,000 4,560
3 Month USD LIBOR + 1.18%
CoBank ACB 6.20%, 01/01/2025
(i)
7,000 723
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(i)
51,000 5,151
3 Month USD LIBOR + 4.56%
$ 10,434
Telecommunications - 0.03%
Telephone and Data Systems Inc 6.88%,
11/15/2059
(d)
9,296 220
Telephone and Data Systems Inc 7.00%,
03/15/2060
58,018 1,421
$ 1,641
TOTAL PREFERRED STOCKS $ 74,739
BONDS - 70.22%
Principal
Amount (000's) Value (000's)
Advertising - 0.09%
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(f)
$ 475 $ 435
5.00%, 08/15/2027
(f)
5,025 4,798
$ 5,233
Aerospace & Defense - 0.42%
Leonardo SpA
4.88%, 03/24/2025 EUR 500 597
TransDigm Inc
5.50%, 11/15/2027
(f)
$ 16,400 13,858
6.25%, 03/15/2026
(f)
6,475 6,338
6.38%, 06/15/2026 650 556
7.50%, 03/15/2027 2,950 2,685
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm UK Holdings PLC
6.88%, 05/15/2026 $ 1,025 $ 876
$ 24,910
Agriculture - 0.34%
Cargill Inc
1.38%, 07/23/2023
(f)
3,500 3,518
JBS Investments II GmbH
7.00%, 01/15/2026 5,067 5,256
Kernel Holding SA
8.75%, 01/31/2022 1,145 1,088
Philip Morris International Inc
6.38%, 05/16/2038 1,500 2,150
Reynolds American Inc
4.00%, 06/12/2022 2,000 2,081
Tereos Finance Groupe I SA
4.13%, 06/16/2023 EUR 5,600 4,326
Vector Group Ltd
6.13%, 02/01/2025
(f)
$ 1,500 1,455
$ 19,874
Airlines - 0.07%
Gol Finance SA
7.00%, 01/31/2025
(f)
6,369 3,296
Latam Finance Ltd
7.00%, 03/01/2026
(f)
1,795 745
$ 4,041
Apparel - 0.00%
Levi Strauss & Co
3.38%, 03/15/2027 EUR 200 220
Automobile Manufacturers - 0.66%
Ford Motor Co
7.45%, 07/16/2031 $ 1,590 1,328
9.00%, 04/22/2025 3,320 3,233
9.63%, 04/22/2030 9,170 9,136
Ford Motor Credit Co LLC
3.20%, 01/15/2021 200 193
3.34%, 03/28/2022 200 184
3.81%, 01/09/2024 850 754
4.06%, 11/01/2024 5,975 5,198
4.13%, 08/04/2025 600 509
4.38%, 08/06/2023 1,183 1,076
4.54%, 08/01/2026 7,550 6,474
5.58%, 03/18/2024 3,150 2,961
5.88%, 08/02/2021 725 718
Jaguar Land Rover Automotive PLC
2.20%, 01/15/2024 EUR 3,500 2,704
4.50%, 01/15/2026 1,600 1,204
Tesla Inc
5.30%, 08/15/2025
(f)
$ 3,250 3,169
$ 38,841
Automobile Parts & Equipment - 0.29%
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 1,800 2,078
LKQ European Holdings BV
3.63%, 04/01/2026 600 648
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05/15/2026
(f)
$ 6,725 6,769
Truck Hero Inc
8.50%, 04/21/2024
(f)
5,440 4,513
Weichai International Hong Kong Energy Group
Co Ltd
3.75%, 12/31/2049
(i),(j)
3,100 3,039
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.08%
$ 17,047

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
135
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 7.79%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(f),(i),(j)
$ 2,600 $ 2,788
USD Swap Rate NY 5 Year + 5.17%
Banco de Sabadell SA
5.38%, 12/12/2028
(j)
EUR 2,200 2,218
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.10%
Banco do Brasil SA/Cayman
6.25%, 12/31/2049
(i),(j)
$ 6,750 5,518
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12/31/2049
(f),(i),(j)
4,000 3,172
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 12/31/2049
(i),(j)
3,000 2,379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.50%, 12/31/2099
(f),(i),(j)
2,700 2,215
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 5.47%
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand
5.38%, 04/17/2025
(f)
815 836
Bancolombia SA
4.63%, 12/18/2029
(j)
5,231 4,512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/2034
(f),(j)
1,300 1,159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%
Bank of America Corp
2.59%, 04/29/2031
(j)
4,000 4,105
United States Secured Overnight Financing
Rate + 2.15%
6.30%, 12/31/2049
(i),(j)
12,800 13,824
3 Month USD LIBOR + 4.55%
Bank of Montreal
1.61%, 10/28/2021 CAD 5,200 3,758
Bank of New York Mellon Corp/The
1.60%, 04/24/2025 $ 2,500 2,536
3.55%, 09/23/2021 2,700 2,787
4.95%, 12/31/2049
(i),(j)
4,420 4,232
3 Month USD LIBOR + 3.42%
Bank of Nova Scotia/The
1.63%, 05/01/2023 5,000 5,000
Banque Centrale de Tunisie International Bond
5.63%, 02/17/2024 EUR 6,500 5,900
Barclays Bank PLC
6.28%, 12/31/2049
(i),(j)
$ 9,500 9,619
3 Month USD LIBOR + 1.55%
Barclays PLC
7.88%, 12/31/2049
(i),(j)
7,500 7,425
USD Swap Semi-Annual 5 Year + 6.77%
BBVA Bancomer SA/Texas
5.88%, 09/13/2034
(f),(j)
1,600 1,401
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.31%
BNP Paribas SA
7.37%, 12/31/2049
(d),(f),(i),(j)
13,000 13,504
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(f),(i),(j)
5,000 5,087
USD Swap Semi-Annual 5 Year + 6.31%
BOS Funding Ltd
4.00%, 09/18/2024 4,600 4,249
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
CaixaBank SA
3.50%, 02/15/2027
(j)
EUR 1,700 $ 1,865
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.35%
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 4,925 3,869
Capital One NA
2.25%, 09/13/2021 $ 850 851
CIT Group Inc
5.00%, 08/15/2022 1,850 1,822
6.13%, 03/09/2028 295 302
Citigroup Capital III
7.63%, 12/01/2036 4,600 6,040
Citigroup Inc
5.90%, 12/31/2049
(i),(j)
6,043 6,108
3 Month USD LIBOR + 4.23%
5.95%, 12/31/2049
(i),(j)
13,000 12,939
3 Month USD LIBOR + 4.07%
5.95%, 12/31/2049
(i),(j)
2,500 2,519
3 Month USD LIBOR + 3.91%
Citizens Financial Group Inc
5.33%, 12/31/2049
(i)
10,000 8,450
3 Month USD LIBOR + 3.96%
6.38%, 12/31/2049
(d),(i),(j)
10,930 10,329
3 Month USD LIBOR + 3.16%
Credit Agricole SA
7.88%, 12/31/2049
(d),(f),(i),(j)
6,000 6,375
USD Swap Semi-Annual 5 Year + 4.90%
Credit Bank of Moscow Via CBOM Finance PLC
8.88%, 12/31/2049
(i),(j)
600 479
USD Swap Semi-Annual 5 Year + 6.94%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 3,000 3,157
Credit Suisse Group AG
6.25%, 12/31/2049
(f),(i),(j)
7,600 7,790
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2099
(f),(i),(j)
500 493
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/31/2049
(f),(i),(j)
8,300 8,767
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(i),(j)
3,000 3,169
USD Swap Semi-Annual 5 Year + 4.60%
DNB Bank ASA
6.50%, 12/31/2049
(i),(j)
3,000 3,023
USD Swap Semi-Annual 5 Year + 5.08%
Ecobank Transnational Inc
9.50%, 04/18/2024 6,300 5,862
Emirates Development Bank PJSC
3.52%, 03/06/2024 4,000 4,090
Fifth Third Bancorp
5.10%, 12/31/2049
(i),(j)
12,750 11,348
3 Month USD LIBOR + 3.03%
8.25%, 03/01/2038 900 1,339
FirstRand Bank Ltd
6.25%, 04/23/2028
(j)
550 523
USD Swap Semi-Annual 5 Year + 3.56%
Goldman Sachs Group Inc/The
4.22%, 05/01/2029
(j)
1,750 1,943
3 Month USD LIBOR + 1.30%
4.95%, 12/31/2049
(i),(j)
16,889 15,622
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 12/31/2049
(d),(i),(j)
1,000 1,016
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HBOS Capital Funding LP
6.85%, 12/31/2049
(i)
3,000 2,993

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
136
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Capital Funding Dollar 1 LP
10.18%, 12/31/2049
(i),(j)
$ 4,300 $ 6,493
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
4.38%, 11/23/2026 1,800 1,953
6.87%, 12/31/2049
(i),(j)
6,600 6,617
USD Swap Rate NY 5 Year + 5.51%
Iccrea Banca SpA
1.50%, 10/11/2022 EUR 3,500 3,684
ING Groep NV
2.95%, 04/11/2028
(j)
1,000 1,129
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.85%
6.50%, 12/31/2049
(i),(j)
$ 2,500 2,479
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 12/31/2049
(i),(j)
5,000 4,993
USD Swap Semi-Annual 5 Year + 5.12%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 10,000 8,268
Itau Unibanco Holding SA/Cayman Island
4.63%, 12/31/2099
(f),(i),(j)
1,770 1,447
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
6.13%, 12/31/2049
(i),(j)
2,750 2,551
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
6.13%, 12/31/2049
(f),(i),(j)
3,136 2,909
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
JPMorgan Chase & Co
1.09%, 03/11/2027
(j)
EUR 4,300 4,735
3 Month Euro Interbank Offered Rate +
0.76%
5.30%, 12/31/2099
(i)
$ 11,000 10,406
3 Month USD LIBOR + 3.80%
6.75%, 12/31/2049
(i),(j)
11,200 12,024
3 Month USD LIBOR + 3.78%
KeyCorp Capital III
7.75%, 07/15/2029 795 990
Lloyds Bank PLC
12.00%, 12/31/2049
(f),(i),(j)
4,100 4,607
3 Month USD LIBOR + 11.76%
13.00%, 12/31/2049
(i),(j)
GBP 2,000 4,314
Generic Britain 5 Year Government Bond
+ 13.40%
Lloyds Banking Group PLC
0.63%, 01/15/2024
(j)
EUR 3,700 3,966
EUR Swap Annual (VS 6 Month) 1 Year
+ 0.47%
2.25%, 10/16/2024 GBP 400 507
6.41%, 12/31/2049
(f),(i),(j)
$ 3,500 3,658
3 Month USD LIBOR + 1.50%
6.66%, 12/31/2049
(d),(f),(i),(j)
2,700 2,970
3 Month USD LIBOR + 1.27%
7.50%, 12/31/2049
(i),(j)
5,000 4,950
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.00%, 12/31/2049
(i),(j)
2,710 2,647
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
6.45%, 12/31/2049
(i),(j)
535 556
3 Month USD LIBOR + 3.61%
Morgan Stanley
2.63%, 03/09/2027 GBP 3,600 4,682
5.55%, 12/31/2049
(i),(j)
$ 6,525 6,003
3 Month USD LIBOR + 3.81%
National Australia Bank Ltd/New York
2.50%, 07/12/2026 2,000 2,072
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Noor Sukuk Co Ltd
4.47%, 04/24/2023 $ 700 $ 701
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(f)
13,630 11,551
QNB Finansbank AS
4.88%, 05/19/2022
(f)
1,400 1,372
4.88%, 05/19/2022 2,000 1,960
6.88%, 09/07/2024
(f)
1,000 998
Royal Bank of Scotland Group PLC
7.50%, 12/31/2049
(i),(j)
4,400 4,199
USD Swap Semi-Annual 5 Year + 5.80%
8.62%, 12/31/2049
(i),(j)
6,000 6,120
USD Swap Semi-Annual 5 Year + 7.60%
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(j)
1,600 1,693
3 Month USD LIBOR + 1.40%
Societe Generale SA
7.88%, 12/31/2049
(d),(f),(i),(j)
6,000 5,884
USD Swap Semi-Annual 5 Year + 4.98%
Standard Chartered PLC
1.63%, 06/13/2021 EUR 2,500 2,750
4.25%, 01/20/2023
(f),(j)
$ 5,000 5,129
3 Month USD LIBOR + 1.15%
5.70%, 03/26/2044
(f)
1,500 1,832
7.75%, 12/31/2049
(f),(i),(j)
8,000 8,100
USD Swap Semi-Annual 5 Year + 5.72%
Swedbank AB
6.00%, 12/31/2049
(i),(j)
8,000 7,824
USD Swap Semi-Annual 5 Year + 4.11%
Truist Financial Corp
4.80%, 12/31/2099
(i),(j)
12,300 11,499
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Turkiye Halk Bankasi AS
5.00%, 07/13/2021 1,700 1,630
Turkiye Vakiflar Bankasi TAO
8.13%, 03/28/2024
(f)
2,500 2,521
UBS AG/London
1.25%, 09/03/2021 EUR 4,500 4,985
UBS Group AG
6.88%, 12/31/2049
(i),(j)
$ 3,000 3,101
USD Swap Semi-Annual 5 Year + 4.59%
Unione di Banche Italiane SpA
4.25%, 05/05/2026
(j)
EUR 2,000 2,205
EUR Swap Annual (VS 6 Month) 5 Year
+ 4.18%
United Bank for Africa PLC
7.75%, 06/08/2022 $ 2,400 2,124
Wachovia Capital Trust III
5.57%, 03/29/2049
(i)
5,400 5,364
3 Month USD LIBOR + 0.93%
Wells Fargo & Co
5.87%, 12/31/2049
(i),(j)
7,100 7,579
3 Month USD LIBOR + 3.99%
Wells Fargo Bank NA
6.60%, 01/15/2038 1,500 2,143
Woori Bank
5.25%, 12/31/2049
(i),(j)
3,206 3,189
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
Yapi ve Kredi Bankasi AS
5.50%, 12/06/2022 1,000 910
$ 460,280
Beverages - 0.27%
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 700 786
2.00%, 03/17/2028 3,400 4,032

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
137
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Constellation Brands Inc
3.75%, 05/01/2050 $ 1,750 $ 1,779
Diageo Capital PLC
1.38%, 09/29/2025 5,000 4,998
Molson Coors Beverage Co
2.10%, 07/15/2021 1,900 1,895
PepsiCo Inc
2.75%, 04/30/2025 2,500 2,697
$ 16,187
Building Materials - 0.06%
Cemex SAB de CV
5.70%, 01/11/2025 1,000 905
HeidelbergCement AG
2.25%, 03/30/2023 EUR 1,600 1,785
Standard Industries Inc/NJ
4.75%, 01/15/2028
(f)
$ 1,015 993
$ 3,683
Chemicals - 0.67%
Alpek SAB de CV
4.50%, 11/20/2022 1,300 1,284
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/2025 EUR 400 427
Braskem Idesa SAPI
7.45%, 11/15/2029
(f)
$ 9,650 7,174
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(f)
2,890 2,341
5.88%, 01/31/2050
(f)
1,400 1,074
CF Industries Inc
5.15%, 03/15/2034 1,640 1,706
Cornerstone Chemical Co
6.75%, 08/15/2024
(f)
10,632 8,612
DuPont de Nemours Inc
4.21%, 11/15/2023 700 757
ICL Ltd
6.38%, 05/31/2038
(f)
1,500 1,651
INEOS Finance PLC
2.88%, 05/01/2026 EUR 2,750 2,847
Kronos International Inc
3.75%, 09/15/2025 200 203
OCI NV
5.00%, 04/15/2023 400 437
6.63%, 04/15/2023
(f)
$ 800 800
OCP SA
5.63%, 04/25/2024 2,200 2,353
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044 500 479
Petkim Petrokimya Holding AS
5.88%, 01/26/2023 1,800 1,703
Sasol Financing International Ltd
4.50%, 11/14/2022 985 690
Sasol Financing USA LLC
6.50%, 09/27/2028 850 553
Sociedad Quimica y Minera de Chile SA
4.25%, 01/22/2050
(f)
935 837
Solvay Finance SA
5.87%, 12/31/2049
(i),(j)
EUR 400 469
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.22%
TPC Group Inc
10.50%, 08/01/2024
(f)
$ 4,000 3,270
$ 39,667
Coal - 0.04%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(f)
4,085 2,635
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities - 16.19%
Banc of America Merrill Lynch Commercial
Mortgage Inc
5.66%, 11/10/2042
(k)
$ 2,336 $ 2,287
BANK 2017-BNK4
0.97%, 05/15/2050
(k),(l)
13,843 659
BANK 2017-BNK5
1.32%, 06/15/2060
(f),(k),(l)
42,403 2,883
3.08%, 06/15/2060
(f),(k)
18,288 10,965
4.40%, 06/15/2060
(f),(k)
8,356 4,358
BANK 2017-BNK9
1.56%, 11/15/2054
(f),(k),(l)
15,200 1,318
BANK 2018-BNK10
1.89%, 02/15/2061
(f),(k),(l)
31,334 3,493
BANK 2018-BNK12
1.55%, 05/15/2061
(f),(k),(l)
18,728 1,723
3.00%, 05/15/2061
(f)
6,000 3,372
BANK 2018-BNK13
1.70%, 08/15/2061
(f),(k),(l)
41,485 4,366
3.00%, 08/15/2061
(f)
11,500 6,707
BANK 2018-BNK14
1.75%, 09/15/2060
(f),(k),(l)
11,466 1,222
3.00%, 09/15/2060
(f)
8,000 4,405
BANK 2019-BNK16
1.99%, 02/15/2052
(f),(k),(l)
13,120 1,629
3.00%, 02/15/2052
(f)
2,500 1,254
BANK 2019-BNK17
1.75%, 04/15/2052
(f),(k),(l)
11,541 1,260
3.00%, 04/15/2052
(f)
3,500 2,219
3.00%, 04/15/2052
(f)
3,849 1,919
BANK 2019-BNK18
1.50%, 05/15/2062
(f),(k),(l)
17,647 1,694
3.00%, 05/15/2062
(f)
3,580 2,017
3.00%, 05/15/2062
(f)
4,250 2,097
Bank 2019-BNK19
1.17%, 08/15/2061
(f),(k),(l)
17,014 1,260
BANK 2019-BNK20
1.34%, 09/15/2062
(f),(k)
15,674 1,353
2.50%, 09/15/2062
(f)
4,921 2,900
BANK 2019-BNK22
1.08%, 11/15/2062
(f),(k),(l)
18,082 1,280
1.50%, 11/15/2062
(f),(k),(l)
11,840 1,258
1.96%, 11/15/2062
(f),(k)
7,340 2,704
2.50%, 11/15/2062
(f)
5,000 2,818
BANK 2019-BNK23
1.13%, 12/15/2052
(f),(k),(l)
9,170 679
2.50%, 12/15/2052
(f)
1,500 671
BANK 2019-BNK24
1.13%, 11/15/2062
(f),(k),(l)
26,932 2,036
2.50%, 11/15/2062
(f)
5,000 2,769
2.50%, 11/15/2062
(f)
3,000 1,504
BANK 2020-BNK25
0.92%, 01/15/2063
(f),(k),(l)
9,704 663
1.50%, 01/15/2063
(f),(k),(l)
10,561 1,139
1.92%, 01/15/2063
(f),(k)
10,561 3,483
2.50%, 01/15/2063
(f)
1,250 517
BANK 2020-BNK26
2.50%, 03/15/2063
(f)
2,078 1,109
Barclays Commercial Mortgage Trust 2019-C3
1.94%, 05/15/2052
(f),(k),(l)
6,117 782
Barclays Commercial Mortgage Trust 2019-C4
1.31%, 08/15/2052
(f),(k),(l)
13,091 1,068
3.25%, 08/15/2052
(f)
4,090 2,436
Barclays Commercial Mortgage Trust 2019-C5
1.48%, 11/15/2052
(f),(k),(l)
14,866 1,410
2.50%, 11/15/2052
(f)
5,000 2,714
2.73%, 11/15/2052
(f),(k)
7,386 2,921

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
138
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BBCMS Mortgage Trust 2020-C6
1.20%, 02/15/2053
(f),(k),(l)
$ 7,424 $ 661
2.40%, 02/15/2053
(f)
3,000 1,414
Benchmark 2018-B1 Mortgage Trust
1.25%, 01/15/2051
(f),(k),(l)
12,667 893
1.50%, 01/15/2051
(f),(k),(l)
30,260 2,662
2.75%, 01/15/2051
(f)
11,120 6,861
Benchmark 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(f),(k),(l)
5,520 503
Benchmark 2018-B5 Mortgage Trust
0.64%, 07/15/2051
(k),(l)
96,881 2,895
3.26%, 07/15/2051
(f),(k)
4,500 2,542
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(f),(k),(l)
37,790 3,719
3.27%, 10/10/2051
(f),(k)
3,801 1,868
3.27%, 10/10/2051
(f),(k)
11,720 6,551
Benchmark 2018-B7 Mortgage Trust
2.02%, 05/15/2053
(f),(k)
16,962 2,156
3.00%, 05/15/2053
(f),(k)
5,000 2,725
Benchmark 2018-B8 Mortgage Trust
2.04%, 01/15/2052
(f),(k),(l)
6,900 847
3.00%, 01/15/2052
(f)
9,250 5,016
Benchmark 2019-B10 Mortgage Trust
1.39%, 03/15/2062
(k),(l)
47,889 3,801
2.03%, 03/15/2062
(f),(k),(l)
12,985 1,681
3.00%, 03/15/2062
(f)
3,250 1,927
3.00%, 03/15/2062
(f)
5,236 2,675
3.78%, 03/15/2062
(f),(k)
2,500 1,177
Benchmark 2019-B11 Mortgage Trust
1.67%, 05/15/2052
(f),(k),(l)
13,924 1,456
3.00%, 05/15/2052
(f)
2,000 1,176
Benchmark 2019-B12 Mortgage Trust
1.26%, 08/15/2052
(f),(k),(l)
13,870 1,104
3.00%, 08/15/2052
(f)
12,000 6,264
Benchmark 2019-B13 Mortgage Trust
1.14%, 08/15/2057
(f),(k),(l)
6,500 474
1.27%, 08/15/2057
(k),(l)
57,902 4,255
1.64%, 08/15/2057
(f),(k),(l)
4,000 438
2.50%, 08/15/2057
(f)
7,500 4,091
2.50%, 08/15/2057
(f)
4,000 1,685
3.00%, 08/15/2057
(f)
6,500 2,508
Benchmark 2019-B14 Mortgage Trust
1.40%, 12/15/2062
(f),(k),(l)
14,908 1,428
2.50%, 12/15/2062
(f)
5,000 2,827
Benchmark 2019-B15 Mortgage Trust
1.09%, 12/15/2072
(f),(k),(l)
24,552 1,730
2.75%, 12/15/2072
(f)
10,000 5,755
Benchmark 2019-B9 Mortgage Trust
2.17%, 03/15/2052
(f),(k),(l)
11,550 1,565
3.00%, 03/15/2052
(f)
3,000 1,619
Benchmark 2020-B16 Mortgage Trust
1.21%, 02/15/2053
(f),(k),(l)
7,615 614
2.50%, 02/15/2053
(f)
2,000 959
2.50%, 02/15/2053
(f)
1,583 652
Benchmark 2020-B17 Mortgage Trust
1.54%, 03/15/2053
(f),(k),(l)
12,580 1,261
2.25%, 03/15/2053
(f)
6,752 3,105
Cantor Commercial Real Estate Lending
2019-CF2
1.60%, 11/15/2052
(f),(k),(l)
10,105 1,033
2.50%, 11/15/2052
(f)
5,000 2,437
Cantor Commercial Real Estate Lending
2019-CF3
1.23%, 01/15/2053
(f),(k),(l)
11,514 930
2.50%, 01/15/2053
(f),(k)
3,400 1,837
CD 2017-CD4 Mortgage Trust
4.35%, 05/10/2050
(k)
7,470 6,410
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
CD 2017-CD5 Mortgage Trust
3.35%, 08/15/2050
(f)
$ 7,000 $ 4,659
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(f),(k),(l)
20,444 2,238
3.26%, 08/15/2051
(f),(k)
12,750 7,169
CFCRE Commercial Mortgage Trust 2016-C6
1.28%, 11/10/2049
(k),(l)
43,614 2,443
4.35%, 11/10/2049
(k)
4,000 3,277
CGMS Commercial Mortgage Trust 2017-B1
3.00%, 08/15/2050
(f)
7,435 3,911
Citigroup Commercial Mortgage Trust 2012-GC8
5.00%, 09/10/2045
(f),(k)
1,875 1,421
Citigroup Commercial Mortgage Trust
2013-GC15
4.25%, 09/10/2046
(f),(k)
16,492 11,782
5.39%, 09/10/2046
(f),(k)
7,700 6,262
Citigroup Commercial Mortgage Trust 2016-C1
2.04%, 05/10/2049
(k),(l)
36,157 3,072
Citigroup Commercial Mortgage Trust
2016-GC37
1.91%, 04/10/2049
(k),(l)
14,705 1,120
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(f),(k),(l)
13,247 1,191
3.33%, 03/10/2051
(f),(k)
2,500 1,382
Citigroup Commercial Mortgage Trust 2018-C5
3.38%, 06/10/2051
(f),(k)
1,000 638
Citigroup COmmercial Mortgage Trust 2018-C6
5.24%, 11/10/2051
(f),(k)
10,000 6,651
Citigroup Commercial Mortgage Trust 2019-C7
1.33%, 12/15/2072
(f),(k),(l)
15,766 1,429
Citigroup Commercial Mortgage Trust
2019-GC41
0.98%, 08/10/2056
(f),(k),(l)
13,007 775
3.00%, 08/10/2056
(f)
15,500 8,092
3.00%, 08/10/2056
(f)
4,000 1,816
3.00%, 08/10/2056
(f)
9,330 3,699
Citigroup Commercial Mortgage Trust
2019-GC43
0.74%, 11/10/2052
(f),(k),(l)
11,280 519
0.74%, 11/10/2052
(f),(k),(l)
2,528 118
0.74%, 11/10/2052
(f),(k),(l)
1,750 82
3.00%, 11/10/2052
(f)
5,000 2,573
3.00%, 11/10/2052
(f)
3,787 1,690
3.00%, 11/10/2052
(f),(k)
2,528 983
3.00%, 11/10/2052
(f),(k)
1,750 596
Citigroup Commercial Mortgage Trust
2020-GC46
1.19%, 01/15/2053
(f),(k),(l)
21,133 1,683
2.60%, 01/15/2053
(f)
6,000 2,898
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(f)
13,993 6,586
5.50%, 05/15/2045
(f),(k)
8,889 5,350
COMM 2012-CCRE4 Mortgage Trust
4.75%, 10/15/2045
(f),(k)
5,000 2,449
COMM 2012-CCRE5 Mortgage Trust
4.46%, 12/10/2045
(f),(k)
3,475 2,879
4.46%, 12/10/2045
(f),(k)
7,500 5,900
Comm 2013-CCRE13 Mortgage Trust
5.05%, 11/10/2046
(f),(k)
6,421 3,782
5.05%, 11/10/2046
(f),(k)
4,110 2,267
COMM 2013-CCRE6 Mortgage Trust
1.16%, 03/10/2046
(k),(l)
46,075 947
4.23%, 03/10/2046
(f),(k)
13,215 10,756
4.23%, 03/10/2046
(f),(k)
13,750 10,340
COMM 2013-CCRE7 Mortgage Trust
4.54%, 03/10/2046
(f),(k)
7,500 6,092
COMM 2013-CCRE9 Mortgage Trust
4.39%, 07/10/2045
(f),(k)
3,500 3,161

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
139
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2014-CCRE15 Mortgage Trust
4.39%, 02/10/2047
(f),(k)
$ 5,414 $ 3,816
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(f),(k),(l)
44,717 487
5.01%, 05/10/2047
(f),(k)
12,469 9,625
Comm 2014-UBS2 Mortgage Trust
5.17%, 03/10/2047
(f),(k)
13,690 11,325
COMM 2014-UBS3 Mortgage Trust
4.93%, 06/10/2047
(f),(k)
11,861 9,578
COMM 2014-UBS5 Mortgage Trust
3.50%, 09/10/2047
(f)
6,500 3,261
COMM 2015-LC19 Mortgage Trust
4.38%, 02/10/2048
(f),(k)
8,000 5,086
COMM 2015-LC23 Mortgage Trust
3.80%, 10/10/2048
(f),(k)
6,000 4,159
COMM 2016-COR1 Mortgage Trust
1.58%, 10/10/2049
(k),(l)
44,364 2,709
COMM 2017-COR2 Mortgage Trust
1.32%, 09/10/2050
(k),(l)
75,643 4,978
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(f),(k),(l)
15,800 1,698
2.96%, 05/10/2051
(f),(k)
8,500 4,741
COMM 2019-GC44 Mortgage Trust
1.15%, 08/15/2057
(f),(k),(l)
5,500 412
2.50%, 08/15/2057
(f)
5,000 2,820
2.50%, 08/15/2057
(f)
5,000 2,424
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(f),(k),(l)
8,985 868
3.42%, 08/15/2051
(f),(k)
3,500 2,015
CSAIL 2019-C15 Commercial Mortgage Trust
1.21%, 03/15/2052
(k),(l)
55,878 3,690
2.15%, 03/15/2052
(f),(k),(l)
3,981 543
3.00%, 03/15/2052
(f)
2,500 1,342
CSAIL 2019-C17 Commercial Mortgage Trust
1.51%, 09/15/2052
(k),(l)
29,931 2,637
DBGS 2018-BIOD Mortgage Trust
1.75%, 10/15/2051
(f),(k),(l)
9,496 1,054
DBJPM 17-C6 Mortgage Trust
3.38%, 06/10/2050
(f),(k)
15,000 10,008
DBUBS 2011-LC1 Mortgage Trust
0.38%, 11/10/2046
(f),(k),(l)
142,384 199
DBUBS 2011-LC2 Mortgage Trust
1.20%, 07/10/2044
(f),(k),(l)
9,181 58
Freddie Mac Multifamily Structured Pass
Through Certificates
1.38%, 08/25/2020
(k),(l)
17,187 29
1.53%, 01/25/2043
(k),(l)
79,054 4,854
1.68%, 11/25/2042
(k),(l)
83,688 1,610
1.71%, 11/25/2040
(k),(l)
16,936 591
1.71%, 10/25/2041
(k),(l)
43,000 2,153
1.72%, 06/25/2041
(k),(l)
20,000 912
1.77%, 01/25/2048
(k),(l)
38,129 3,755
2.04%, 11/25/2044
(k),(l)
16,293 1,279
2.08%, 02/25/2041
(k),(l)
33,968 606
2.08%, 09/25/2047
(k),(l)
41,400 4,418
2.10%, 02/25/2045
(k),(l)
27,900 2,332
2.18%, 05/25/2025
(k),(l)
43,706 3,886
2.18%, 08/25/2042
(k),(l)
98,038 8,678
2.23%, 05/25/2047
(k),(l)
140,532 15,114
2.24%, 07/25/2026
(k),(l)
39,161 4,304
2.25%, 05/25/2046
(k),(l)
75,770 7,492
2.26%, 01/25/2026
(k),(l)
70,234 7,178
2.27%, 12/25/2039
(k),(l)
25,654 750
2.29%, 10/25/2028
(k),(l)
17,800 2,594
2.31%, 09/25/2046
(k),(l)
14,690 2,193
2.33%, 07/25/2046
(k),(l)
17,686 2,675
2.34%, 08/25/2045
(k),(l)
37,838 5,622
2.35%, 04/25/2041
(k),(l)
31,467 3
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through
Certificates   (continued)
2.37%, 01/25/2046
(k),(l)
$ 42,892 $ 6,931
2.39%, 10/25/2029
(k),(l)
28,250 4,697
2.39%, 01/25/2046
(k),(l)
17,584 2,776
3.61%, 06/25/2041
(k),(l)
4,400 130
4.78%, 11/25/2044
(k),(l)
1,800 18
GS Mortgage Securities Corp II
1.56%, 07/10/2051
(f),(k),(l)
8,017 765
GS Mortgage Securities Trust 2010-C2
5.35%, 12/10/2043
(f),(k)
5,000 4,794
GS Mortgage Securities Trust 2011-GC5
5.56%, 08/10/2044
(f),(k)
3,660 2,440
GS Mortgage Securities Trust 2012-GCJ7
5.89%, 05/10/2045
(f),(k)
7,429 6,231
GS Mortgage Securities Trust 2012-GCJ9
4.90%, 11/10/2045
(f),(k)
5,000 4,072
4.90%, 11/10/2045
(f),(k)
8,500 5,883
GS Mortgage Securities Trust 2013-GC16
3.50%, 11/10/2046
(f)
2,500 1,616
GS Mortgage Securities Trust 2013-GCJ14
4.90%, 08/10/2046
(f),(k)
10,460 6,200
4.90%, 08/10/2046
(f),(k)
7,742 4,327
4.90%, 08/10/2046
(f),(k)
2,500 1,318
GS Mortgage Securities Trust 2014-GC26
1.36%, 11/10/2047
(f),(k),(l)
29,811 1,413
4.66%, 11/10/2047
(f),(k)
2,570 969
GS Mortgage Securities Trust 2017-GS7
1.27%, 08/10/2050
(k),(l)
28,859 1,682
GS Mortgage Securities Trust 2018-GS9
1.51%, 03/10/2051
(f),(k),(l)
8,353 707
GS Mortgage Securities Trust 2019-GC38
3.00%, 02/10/2052
(f)
2,500 1,440
GS Mortgage Securities Trust 2019-GC39
1.78%, 05/10/2052
(f),(k),(l)
16,430 1,875
3.00%, 05/10/2052
(f)
4,864 2,864
GS Mortgage Securities Trust 2019-GC40
1.30%, 07/10/2052
(f),(k),(l)
4,941 437
1.30%, 07/10/2052
(f),(k),(l)
16,500 1,379
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(f),(k)
13,000 913
2.80%, 09/01/2052
(f)
8,500 4,318
2.80%, 09/01/2052
(f)
3,500 1,542
GS Mortgage Securities Trust 2019-GSA1
1.13%, 11/10/2052
(f),(k),(l)
21,600 1,603
2.80%, 11/10/2052
(f)
5,000 2,527
GS Mortgage Securities Trust 2020-GC45
0.69%, 02/13/2053
(f),(k),(l)
25,009 1,291
2.85%, 02/13/2053
(f)
5,000 2,502
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(k)
8,962 6,274
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 764 535
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
4.00%, 08/15/2046
(f),(k)
6,000 4,504
5.60%, 08/15/2046
(f),(k)
4,844 4,353
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6
2.97%, 05/15/2045
(f),(k)
3,750 2,086
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8
2.75%, 10/15/2045
(f),(k)
8,553 3,897

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
140
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
3.74%, 12/15/2046
(f),(k)
$ 10,000 $ 7,388
5.19%, 12/15/2046
(f),(k)
5,000 4,311
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11
1.39%, 04/15/2046
(k),(l)
50,366 1,526
JPMBB Commercial Mortgage Securities Trust
2013-C12
4.24%, 07/15/2045
(k)
7,286 5,789
JPMBB Commercial Mortgage Securities Trust
2013-C15
3.50%, 11/15/2045
(f)
9,191 6,320
5.37%, 11/15/2045
(f),(k)
5,250 4,240
JPMBB Commercial Mortgage Securities Trust
2014-C18
0.99%, 02/15/2047
(k),(l)
44,262 1,099
4.97%, 02/15/2047
(f),(k)
7,850 6,134
JPMBB Commercial Mortgage Securities Trust
2014-C19
4.83%, 04/15/2047
(f),(k)
1,359 1,045
JPMBB Commercial Mortgage Securities Trust
2014-C21
1.16%, 08/15/2047
(k),(l)
38,175 1,206
JPMBB Commercial Mortgage Securities Trust
2014-C23
0.78%, 09/15/2047
(k),(l)
203,555 4,512
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.06%, 11/15/2047
(f),(k)
20,500 14,732
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(f),(k),(l)
54,005 1,089
1.19%, 10/15/2048
(k),(l)
47,597 1,563
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.84%, 05/15/2048
(k)
5,270 3,590
JPMBB Commercial Mortgage Securities Trust
2015-C30
0.66%, 07/15/2048
(k),(l)
71,505 1,545
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(f),(k),(l)
42,377 899
JPMCC Commercial Mortgage Securities Trust
2017-JP5
1.18%, 03/15/2050
(k),(l)
95,016 4,361
JPMCC Commercial Mortgage Securities Trust
2017-JP6
1.29%, 07/15/2050
(k),(l)
19,873 1,029
JPMCC Commercial Mortgage Securities Trust
2017-JP7
4.55%, 09/15/2050
(f),(k)
14,734 10,667
JPMCC Commercial Mortgage Securities Trust
2019-COR4
1.29%, 03/10/2052
(k),(l)
34,316 2,517
2.18%, 03/10/2052
(f),(k),(l)
18,869 2,548
3.00%, 03/10/2052
(f),(k)
7,000 3,802
3.00%, 03/10/2052
(f),(k)
1,000 473
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.93%, 06/13/2052
(f),(k),(l)
8,500 1,079
LB Commercial Mortgage Trust 2007-C3
6.11%, 07/15/2044
(k)
245 242
6.11%, 07/15/2044
(k)
6,369 6,146
LB-UBS Commercial Mortgage Trust 2006-C7
5.41%, 11/15/2038 10,527 5,781
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2007-C6
6.49%, 07/15/2040
(k)
$ 13,250 $ 12,707
6.49%, 07/15/2040
(k)
8,841 7,515
ML-CFC Commercial Mortgage Trust 2007-5
5.45%, 08/12/2048
(k)
2,800 1,619
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
4.83%, 08/15/2045
(f),(k)
3,037 2,491
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8
4.19%, 12/15/2048
(f),(k)
13,500 10,971
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
5.11%, 02/15/2047
(f),(k)
5,331 3,821
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
4.43%, 06/15/2047
(f),(k)
17,104 8,541
4.93%, 06/15/2047
(f),(k)
10,598 8,102
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.46%, 02/15/2048
(k),(l)
48,138 2,091
1.54%, 02/15/2048
(f),(k),(l)
41,500 2,299
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
1.02%, 03/15/2048
(k),(l)
30,795 1,026
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26
3.06%, 10/15/2048
(f)
2,185 1,213
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29
1.74%, 05/15/2049
(k),(l)
41,385 2,726
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.46%, 11/15/2049
(f),(k),(l)
21,213 1,490
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32
0.86%, 12/15/2049
(k),(l)
74,363 2,667
Morgan Stanley Capital I Trust 2011-C3
0.72%, 07/15/2049
(f),(k),(l)
13,513 69
Morgan Stanley Capital I Trust 2018-H3
2.01%, 07/15/2051
(f),(k),(l)
7,682 925
Morgan Stanley Capital I Trust 2018-L1
3.00%, 10/15/2051
(f)
5,000 2,739
Morgan Stanley Capital I Trust 2019-H6
1.73%, 06/15/2052
(f),(k),(l)
4,693 507
3.00%, 06/15/2052
(f)
2,122 1,246
Morgan Stanley Capital I Trust 2019-L3
1.16%, 11/15/2052
(f),(k),(l)
15,090 1,255
2.50%, 11/15/2052
(f),(k)
3,000 1,658
2.50%, 11/15/2052
(f),(k)
1,300 544
Morgan Stanley Capital I Trust 2020-L4
1.17%, 02/15/2053
(f),(k),(l)
13,626 1,212
2.50%, 02/15/2053
(f)
3,000 1,598
2.50%, 02/15/2053
(f)
2,250 924
SG Commercial Mortgage Securities Trust
2016-C5
1.07%, 10/10/2048
(k),(l)
17,960 704
UBS Commercial Mortgage Trust
1.90%, 10/15/2052
(f),(k),(l)
12,767 1,601
UBS Commercial Mortgage Trust 2012-C1
5.00%, 05/10/2045
(f),(k)
8,000 5,556
UBS Commercial Mortgage Trust 2019-C18
1.58%, 12/15/2052
(f),(k)
11,574 1,167
2.50%, 12/15/2052
(f)
2,500 1,305
UBS-Barclays Commercial Mortgage Trust
2012-C2
1.46%, 05/10/2063
(f),(k),(l)
25,222 580

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
141
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.00%, 08/10/2049
(f),(k)
$ 20,994 $ 16,785
5.20%, 08/10/2049
(f),(k)
15,827 13,569
Wells Fargo Commercial Mortgage Trust 2010-C1
0.63%, 11/15/2043
(f),(k),(l)
13,501 23
Wells Fargo Commercial Mortgage Trust
2014-LC18
1.19%, 12/15/2047
(k),(l)
72,787 2,688
3.96%, 12/15/2047
(f),(k)
13,500 9,408
Wells Fargo Commercial Mortgage Trust
2015-C28
4.25%, 05/15/2048
(k)
5,000 2,459
Wells Fargo Commercial Mortgage Trust
2015-C31
3.85%, 11/15/2048 5,536 3,687
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.55%, 05/15/2048
(k),(l)
24,936 559
4.30%, 05/15/2048
(k)
3,580 2,538
Wells Fargo Commercial Mortgage Trust
2015-NXS3
1.22%, 09/15/2057
(k),(l)
21,516 776
Wells Fargo Commercial Mortgage Trust
2016-C34
2.29%, 06/15/2049
(k),(l)
34,749 2,751
Wells Fargo Commercial Mortgage Trust
2016-C35
2.10%, 07/15/2048
(k),(l)
38,102 3,285
Wells Fargo Commercial Mortgage Trust
2016-C36
4.32%, 11/15/2059
(k)
4,000 3,278
Wells Fargo Commercial Mortgage Trust
2016-C37
4.46%, 12/15/2049
(k)
1,800 1,755
Wells Fargo Commercial Mortgage Trust
2016-NXS5
5.14%, 01/15/2059
(k)
4,254 2,562
Wells Fargo Commercial Mortgage Trust
2017-C40
4.47%, 10/15/2050
(k)
10,000 8,062
Wells Fargo Commercial Mortgage Trust
2017-C42
1.71%, 12/15/2050
(f),(k),(l)
20,343 1,882
Wells Fargo Commercial Mortgage Trust
2018-C43
1.78%, 03/15/2051
(f),(k),(l)
6,614 667
Wells Fargo Commercial Mortgage Trust
2018-C44
2.00%, 05/15/2051
(f),(k),(l)
8,022 938
3.00%, 05/15/2051
(f)
5,000 2,825
Wells Fargo Commercial Mortgage Trust
2018-C45
2.03%, 06/15/2051
(f),(k),(l)
2,647 319
3.00%, 06/15/2051
(f)
1,250 699
Wells Fargo Commercial Mortgage Trust
2018-C46
5.14%, 08/15/2051
(k)
6,000 4,968
Wells Fargo Commercial Mortgage Trust
2018-C47
2.10%, 09/15/2061
(f),(k),(l)
14,133 1,820
3.00%, 09/15/2061
(f)
6,000 3,287
Wells Fargo Commercial Mortgage Trust
2018-C48
1.12%, 01/15/2052
(k),(l)
68,569 4,230
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2019-C49
2.31%, 03/15/2052
(f),(k),(l)
$ 4,336 $ 622
3.00%, 03/15/2052
(f)
2,500 1,342
Wells Fargo Commercial Mortgage Trust
2019-C50
2.18%, 05/15/2052
(f),(k),(l)
14,851 2,058
Wells Fargo Commercial Mortgage Trust
2019-C53
1.57%, 10/15/2052
(f),(k),(l)
8,777 949
2.50%, 10/15/2052
(f)
3,000 1,462
Wells Fargo Commercial Mortgage Trust
2019-C54
1.50%, 12/15/2052
(f),(k),(l)
6,363 664
Wells Fargo Commercial Mortgage Trust
2020-C55
1.43%, 02/15/2053
(f),(k),(l)
14,583 1,519
2.50%, 02/15/2053
(f)
5,000 2,677
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(f)
10,000 7,416
4.51%, 05/15/2047
(k)
1,000 887
WFRBS Commercial Mortgage Trust 2014-C22
4.05%, 09/15/2057
(f),(k)
10,000 7,953
WFRBS Commercial Mortgage Trust 2014-C24
3.69%, 11/15/2047
(f)
3,047 2,154
3.93%, 11/15/2047 2,370 2,362
$ 956,443
Commercial Services - 0.86%
Adani Ports & Special Economic Zone Ltd
4.38%, 07/03/2029
(f)
1,815 1,551
ASGN Inc
4.63%, 05/15/2028
(f)
7,875 7,262
GEMS MENASA Cayman Ltd / GEMS Education
Delaware LLC
7.13%, 07/31/2026
(f)
2,300 2,196
Loxam SAS
6.00%, 04/15/2025 EUR 500 387
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
(f)
$ 11,300 10,071
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
(f)
5,875 5,788
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(f)
7,375 7,861
ServiceMaster Co LLC/The
5.13%, 11/15/2024
(f)
9,225 9,411
Sotheby's
7.38%, 10/15/2027
(d),(f)
7,275 6,125
$ 50,652
Computers - 0.08%
Apple Inc
0.35%, 06/10/2020 JPY 130,000 1,211
International Business Machines Corp
5.60%, 11/30/2039 $ 800 1,109
Presidio Holdings Inc
4.88%, 02/01/2027
(f)
2,525 2,487
$ 4,807
Cosmetics & Personal Care - 0.25%
Avon International Operations Inc
7.88%, 08/15/2022
(f)
2,900 2,824
Estee Lauder Cos Inc/The
2.60%, 04/15/2030 3,000 3,127
High Ridge Brands Co
0.00%, 03/15/2025
(e),(f)
15,607 156
Procter & Gamble Co/The
1.13%, 11/02/2023 EUR 3,800 4,324
Walnut Bidco PLC
9.13%, 08/01/2024
(f)
$ 5,000 4,198
$ 14,629

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
142
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale - 0.25%
IAA Inc
5.50%, 06/15/2027
(f)
$ 5,364 $ 5,352
Performance Food Group Inc
5.50%, 06/01/2024
(f)
400 390
5.50%, 10/15/2027
(f)
5,650 5,368
6.88%, 05/01/2025
(f)
3,375 3,434
$ 14,544
Diversified Financial Services - 2.91%
Alliance Data Systems Corp
4.75%, 12/15/2024
(f)
8,750 6,475
Ally Financial Inc
5.75%, 11/20/2025 4,415 4,525
8.00%, 11/01/2031 1,575 1,925
8.00%, 11/01/2031 700 809
Avation Capital SA
6.50%, 05/15/2021
(f)
855 718
Avolon Holdings Funding Ltd
5.50%, 01/15/2023
(f)
2,700 2,481
Capital One Financial Corp
5.55%, 12/31/2049
(d),(i),(j)
16,366 13,666
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
7.00%, 12/31/2049
(i),(j)
4,198 4,376
3 Month USD LIBOR + 4.82%
Coastal Emerald Ltd
4.30%, 12/31/2049
(i),(j)
4,600 4,462
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.45%
Credit Acceptance Corp
6.63%, 03/15/2026 2,900 2,610
Credito Real SAB de CV SOFOM ER
5.00%, 02/01/2027
(f)
EUR 8,000 6,575
Curo Group Holdings Corp
8.25%, 09/01/2025
(f)
$ 3,000 2,396
Garfunkelux Holdco 3 SA
8.50%, 11/01/2022 GBP 2,100 2,129
Intrum AB
2.75%, 07/15/2022 EUR 850 813
Lincoln Financing SARL
3.63%, 04/01/2024
(f)
5,700 5,305
LoanCore Capital Markets LLC / JLC Finance
Corp
6.88%, 06/01/2020
(f)
$ 2,875 2,760
Mastercard Inc
3.35%, 03/26/2030 2,000 2,277
Mongolian Mortgage Corp Hfc LLC
9.75%, 01/29/2022
(f)
1,620 1,260
Muthoot Finance Ltd
6.13%, 10/31/2022
(f)
1,000 899
Nationstar Mortgage Holdings Inc
6.00%, 01/15/2027
(f)
3,650 3,114
8.13%, 07/15/2023
(f)
15,180 14,573
NFP Corp
6.88%, 07/15/2025
(f)
21,983 20,994
8.00%, 07/15/2025
(f)
2,000 1,860
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(f)
7,375 7,126
Power Finance Corp Ltd
3.95%, 04/23/2030
(f)
1,660 1,440
4.50%, 06/18/2029 6,200 5,677
Quicken Loans Inc
5.25%, 01/15/2028
(f)
10,750 10,436
5.75%, 05/01/2025
(f)
5,064 4,963
Shriram Transport Finance Co Ltd
5.95%, 10/24/2022
(f)
1,340 1,025
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Springleaf Finance Corp
6.63%, 01/15/2028 $ 10,975 $ 9,685
6.88%, 03/15/2025 2,795 2,643
7.13%, 03/15/2026 4,400 4,147
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(f)
BRL 22,530 4,371
Unifin Financiera SAB de CV
8.38%, 01/27/2028
(f)
$ 10,000 4,365
USAA Capital Corp
1.50%, 05/01/2023
(f)
3,000 3,025
Vertex Capital Investment Ltd
4.75%, 04/03/2024 3,600 3,730
Visa Inc
3.15%, 12/14/2025 2,000 2,208
$ 171,843
Electric - 1.44%
Acwa Power Management And Investments One
Ltd
5.95%, 12/15/2039
(f)
2,000 1,930
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(f)
8,823 7,480
Bi Hai Co Ltd
6.25%, 03/05/2022 2,800 2,744
Brookfield Infrastructure Finance ULC
3.32%, 02/22/2024 CAD 1,000 732
Clearway Energy Operating LLC
5.75%, 10/15/2025 $ 580 597
Cometa Energia SA de CV
6.38%, 04/24/2035 6,080 5,442
Comision Federal de Electricidad
4.88%, 01/15/2024 1,250 1,244
Dominion Energy Inc
4.65%, 12/31/2099
(i),(j)
14,597 14,196
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
3.75%, 09/01/2046 1,000 1,134
4.88%, 12/31/2099
(i),(j)
6,850 6,781
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
E.ON SE
0.38%, 09/29/2027 EUR 4,300 4,682
Emera US Finance LP
4.75%, 06/15/2046 $ 800 853
Empresa Electrica Guacolda SA
4.56%, 04/30/2025 2,291 1,656
Enel Chile SA
4.88%, 06/12/2028 2,000 2,190
Enel SpA
8.75%, 09/24/2073
(f),(j)
2,500 2,818
USD Swap Semi-Annual 5 Year + 5.88%
Eskom Holdings SOC Ltd
7.85%, 04/02/2026 ZAR 31,500 1,560
FirstEnergy Corp
7.38%, 11/15/2031 $ 1,250 1,834
Fortis Inc/Canada
3.06%, 10/04/2026 1,239 1,258
Instituto Costarricense de Electricidad
6.95%, 11/10/2021 1,400 1,297
Lamar Funding Ltd
3.96%, 05/07/2025 1,500 1,259
LLPL Capital Pte Ltd
6.88%, 02/04/2039
(f)
1,923 1,954
Minejesa Capital BV
4.63%, 08/10/2030
(f)
1,300 1,241
4.63%, 08/10/2030 600 573
Mong Duong Finance Holdings BV
5.13%, 05/07/2029
(f)
2,000 1,899

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
143
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(j)
$ 500 $ 510
3 Month USD LIBOR + 3.63%
Naturgy Finance BV
3.37%, 12/31/2049
(i),(j)
EUR 300 327
EUR Swap Annual (VS 6 Month) 9 Year
+ 3.08%
NRG Energy Inc
6.63%, 01/15/2027 $ 3,500 3,736
Pampa Energia SA
7.50%, 01/24/2027
(d),(f)
2,500 1,515
7.50%, 01/24/2027 3,200 1,939
Perusahaan Listrik Negara PT
4.13%, 05/15/2027 1,800 1,787
RWE AG
3.50%, 04/21/2075
(j)
EUR 500 559
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.25%
Southern Co/The
2.95%, 07/01/2023 $ 2,000 2,108
5.50%, 03/15/2057
(j)
2,500 2,517
3 Month USD LIBOR + 3.63%
Star Energy Geothermal Wayang Windu Ltd
6.75%, 04/24/2033 1,814 1,679
Vistra Energy Corp
8.13%, 01/30/2026
(f)
345 361
Vistra Operations Co LLC
5.50%, 09/01/2026
(f)
890 916
$ 85,308
Electrical Components & Equipment - 0.04%
Belden Inc
2.88%, 09/15/2025 EUR 500 499
Energizer Gamma Acquisition BV
4.63%, 07/15/2026 550 595
Energizer Holdings Inc
5.50%, 06/15/2025
(f)
$ 505 511
6.38%, 07/15/2026
(f)
610 634
$ 2,239
Energy - Alternate Sources - 0.13%
Azure Power Energy Ltd
5.50%, 11/03/2022 1,251 1,201
Azure Power Solar Energy Pvt Ltd
5.65%, 12/24/2024
(f)
1,000 915
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(f)
4,375 4,583
Greenko Solar Mauritius Ltd
5.55%, 01/29/2025 900 806
$ 7,505
Engineering & Construction - 0.21%
Bioceanico Sovereign Certificate Ltd
0.00%, 06/05/2034
(e),(f)
2,000 1,276
IHS Netherlands Holdco BV
7.13%, 03/18/2025
(f)
6,500 5,916
8.00%, 09/18/2027
(f)
2,000 1,820
MasTec Inc
4.88%, 03/15/2023 1,220 1,202
Mexico City Airport Trust
5.50%, 07/31/2047
(f)
1,700 1,411
Tutor Perini Corp
6.88%, 05/01/2025
(d),(f)
1,240 977
$ 12,602
Entertainment - 0.62%
Boyne USA Inc
7.25%, 05/01/2025
(f)
900 900
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(f)
8,304 6,521
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Cinemark USA Inc
4.88%, 06/01/2023 $ 7,575 $ 6,363
8.75%, 05/01/2025
(f)
5,075 5,151
Eldorado Resorts Inc
6.00%, 09/15/2026 635 638
7.00%, 08/01/2023 430 413
International Game Technology PLC
6.25%, 01/15/2027
(f)
550 535
6.50%, 02/15/2025
(f)
2,365 2,318
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(f)
1,315 1,213
Live Nation Entertainment Inc
5.63%, 03/15/2026
(f)
1,550 1,364
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029
(f)
1,240 1,110
4.63%, 04/16/2029 1,500 1,343
Sisal Group SpA
7.00%, 07/31/2023 EUR 2,956 2,948
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(f)
$ 5,500 4,565
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(f)
1,200 1,234
$ 36,616
Environmental Control - 0.27%
Covanta Holding Corp
5.88%, 07/01/2025 4,625 4,475
6.00%, 01/01/2027 6,950 6,672
GFL Environmental Inc
5.13%, 12/15/2026
(f)
875 910
7.00%, 06/01/2026
(f)
2,544 2,648
8.50%, 05/01/2027
(f)
1,140 1,244
$ 15,949
Food - 0.84%
Alicorp SAA
6.88%, 04/17/2027
(f)
PEN 5,049 1,601
Boparan Finance PLC
5.50%, 07/15/2021 GBP 200 186
BRF SA
4.88%, 01/24/2030
(f)
$ 995 858
Casino Guichard Perrachon SA
4.50%, 03/07/2024 EUR 4,300 4,194
Cencosud SA
4.38%, 07/17/2027
(f)
$ 1,200 1,120
Grupo Bimbo SAB de CV
5.95%, 12/31/2099
(d),(f),(i),(j)
2,000 1,990
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%
Ingles Markets Inc
5.75%, 06/15/2023 2,078 2,078
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(f)
5,450 5,511
Kraft Heinz Foods Co
5.00%, 07/15/2035 3,500 3,757
MARB BondCo PLC
6.88%, 01/19/2025 2,500 2,400
6.88%, 01/19/2025
(f)
4,353 4,179
McCormick & Co Inc/MD
2.50%, 04/15/2030 2,500 2,575
Minerva Luxembourg SA
5.88%, 01/19/2028
(f)
950 874
Mondelez International Inc
2.13%, 04/13/2023 1,300 1,323
2.75%, 04/13/2030 2,000 2,129
Nestle Holdings Inc
4.00%, 09/24/2048
(f)
1,600 2,034

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
144
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Post Holdings Inc
5.00%, 08/15/2026
(f)
$ 6,460 $ 6,384
Sigma Alimentos SA de CV
4.13%, 05/02/2026 1,400 1,413
US Foods Inc
5.88%, 06/15/2024
(f)
5,318 5,064
$ 49,670
Food Service - 0.19%
Aramark Services Inc
5.00%, 02/01/2028
(f)
8,585 8,349
6.38%, 05/01/2025
(f)
2,850 2,964
$ 11,313
Forest Products & Paper - 0.03%
Celulosa Arauco y Constitucion SA
4.25%, 04/30/2029
(f)
2,000 1,910
Gas - 0.11%
NiSource Inc
5.65%, 12/31/2049
(i),(j)
7,000 6,440
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0.32%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(f)
22,280 13,702
Stanley Black & Decker Inc
4.00%, 03/15/2060
(j)
5,566 5,392
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
$ 19,094
Healthcare - Products - 0.06%
Medtronic Global Holdings SCA
1.75%, 07/02/2049 EUR 3,000 3,404
Healthcare - Services - 2.88%
Anthem Inc
3.65%, 12/01/2027 $ 1,700 1,856
Catalent Pharma Solutions Inc
2.38%, 03/01/2028
(f)
EUR 2,375 2,418
Centene Corp
4.25%, 12/15/2027
(f)
$ 1,400 1,465
5.25%, 04/01/2025
(f)
2,160 2,252
5.38%, 06/01/2026
(f)
785 831
DaVita Inc
5.13%, 07/15/2024 8,650 8,780
Encompass Health Corp
5.75%, 11/01/2024 500 502
5.75%, 09/15/2025 1,850 1,878
Envision Healthcare Corp
8.75%, 10/15/2026
(f)
24,030 8,035
Fresenius SE & Co KGaA
0.75%, 01/15/2028 EUR 800 855
IQVIA Inc
3.25%, 03/15/2025 700 771
LifePoint Health Inc
4.38%, 02/15/2027
(f)
$ 3,625 3,408
MEDNAX Inc
6.25%, 01/15/2027
(f)
2,000 1,811
One Call Corp
7.50%, PIK 11.00%, 07/01/2024
(f),(k),(m)
73,664 66,298
Polaris Intermediate Corp
8.50%, PIK 9.25%, 12/01/2022
(d),(f),(k),(m)
31,142 26,081
Radiology Partners Inc
9.25%, 02/01/2028
(f)
4,650 4,429
Surgery Center Holdings Inc
6.75%, 07/01/2025
(d),(f)
21,328 18,224
10.00%, 04/15/2027
(f)
2,800 2,590
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Tenet Healthcare Corp
4.63%, 07/15/2024 $ 2,650 $ 2,615
4.63%, 09/01/2024
(f)
2,550 2,499
5.13%, 05/01/2025 5,800 5,423
5.13%, 11/01/2027
(f)
200 198
UnitedHealth Group Inc
6.88%, 02/15/2038 1,250 1,941
West Street Merger Sub Inc
6.38%, 09/01/2025
(f)
5,550 5,203
$ 170,363
Holding Companies - Diversified - 0.12%
CK Hutchison Finance 16 Ltd
1.25%, 04/06/2023 EUR 4,500 4,990
ProGroup AG
3.00%, 03/31/2026 2,250 2,288
$ 7,278
Home Builders - 0.08%
Lennar Corp
4.50%, 04/30/2024 $ 1,790 1,826
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(f)
1,755 1,649
Williams Scotsman International Inc
7.88%, 12/15/2022
(f)
1,080 1,095
$ 4,570
Home Furnishings - 0.03%
Arcelik AS
5.00%, 04/03/2023 1,800 1,725
Insurance - 3.67%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(f)
20,532 18,171
8.13%, 02/15/2024
(f)
4,113 4,236
AIA Group Ltd
3.38%, 04/07/2030
(f)
1,200 1,293
AIG Life Holdings Inc
8.50%, 07/01/2030 4,995 6,550
Allstate Corp/The
5.75%, 08/15/2053
(j)
4,808 4,888
3 Month USD LIBOR + 2.94%
6.50%, 05/15/2067
(j)
7,232 8,259
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(j)
6,000 6,095
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(j)
3,850 4,735
3 Month USD LIBOR + 4.20%
Ardonagh Midco 3 PLC
8.63%, 07/15/2023
(f)
2,000 1,885
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(j)
9,500 10,023
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(j)
1,000 1,055
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(j)
2,000 2,091
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
Assicurazioni Generali SpA
4.60%, 12/31/2049
(i),(j)
EUR 2,500 2,820
3 Month Euro Interbank Offered Rate +
4.50%
AssuredPartners Inc
7.00%, 08/15/2025
(f)
$ 24,343 22,396
AXA SA
6.38%, 12/31/2049
(f),(i),(j)
3,000 3,705
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 1,000 1,389

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
145
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Berkshire Hathaway Inc
1.13%, 03/16/2027 EUR 4,000 $ 4,568
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 12/31/2049
(i),(j)
1,900 2,252
3 Month Euro Interbank Offered Rate +
5.77%
CCB Life Insurance Co Ltd
4.50%, 04/21/2077
(j)
$ 2,700 2,512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(j)
2,000 2,207
3 Month USD LIBOR + 4.92%
Fidelity & Guaranty Life Holdings Inc
5.50%, 05/01/2025
(f)
6,700 7,077
GTCR AP Finance Inc
8.00%, 05/15/2027
(f)
4,790 4,479
Heungkuk Life Insurance Co Ltd
4.48%, 12/31/2049
(i),(j)
600 540
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%
HUB International Ltd
7.00%, 05/01/2026
(f)
2,475 2,441
Liberty Mutual Group Inc
3.95%, 10/15/2050
(f)
1,500 1,525
7.80%, 03/07/2087
(f)
7,361 8,060
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
946 1,486
Lincoln National Corp
3.18%, 04/20/2067 5,584 3,685
3 Month USD LIBOR + 2.04%
4.05%, 05/17/2066 600 408
3 Month USD LIBOR + 2.36%
M&G PLC
6.50%, 10/20/2048
(j)
3,200 3,522
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Mapfre SA
1.63%, 05/19/2026 EUR 1,600 1,824
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(f)
$ 3,000 3,085
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(f),(j)
1,850 2,016
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Inc
9.25%, 04/08/2068
(f)
8,000 10,560
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,368
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 12/31/2099
(f),(i),(j)
2,500 2,775
USD Swap Semi-Annual 5 Year + 3.26%
7.00%, 03/15/2072
(f),(j)
7,500 8,044
3 Month USD LIBOR + 5.90%
New York Life Insurance Co
3.75%, 05/15/2050
(f)
3,000 3,403
Nippon Life Insurance Co
5.10%, 10/16/2044
(f),(j)
5,000 5,425
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
5.88%, 09/15/2042 3,229 3,402
3 Month USD LIBOR + 8.35%
Prudential PLC
3.13%, 04/14/2030 4,000 4,127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
QBE Insurance Group Ltd
6.75%, 12/02/2044
(j)
$ 6,000 $ 6,518
USD Swap Semi-Annual 10 Year + 4.30%
Societa Cattolica di Assicurazioni SC
4.25%, 12/14/2047
(j)
EUR 800 828
3 Month Euro Interbank Offered Rate +
4.46%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(f),(j)
$ 6,985 7,666
3 Month USD LIBOR + 4.44%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(f),(j)
1,200 1,308
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Talanx AG
2.25%, 12/05/2047
(j)
EUR 200 225
3 Month Euro Interbank Offered Rate +
2.45%
Voya Financial Inc
4.70%, 01/23/2048
(j)
$ 5,500 5,032
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(j)
3,300 3,234
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(i),(j)
1,500 1,485
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 216,678
Internet - 0.35%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 2,000 2,173
Alphabet Inc
2.00%, 08/15/2026 2,500 2,658
Baidu Inc
3.08%, 04/07/2025 500 511
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,254
JD.com Inc
4.13%, 01/14/2050 2,500 2,444
Netflix Inc
3.63%, 05/15/2027 EUR 500 568
3.88%, 11/15/2029 600 674
4.38%, 11/15/2026 $ 1,885 1,981
Tencent Holdings Ltd
3.98%, 04/11/2029
(f)
4,600 5,176
Uber Technologies Inc
8.00%, 11/01/2026
(f)
3,000 3,075
$ 20,514
Investment Companies - 0.12%
Beijing State-Owned Assets Management Hong
Kong Co Ltd
4.13%, 05/26/2025 3,767 4,084
Huarong Finance 2017 Co Ltd
4.50%, 12/31/2049
(i),(j)
3,200 3,184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.77%
$ 7,268
Iron & Steel - 1.91%
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(f)
26,980 23,742
CSN Islands XI Corp
6.75%, 01/28/2028
(f)
8,535 5,569
GTL Trade Finance Inc
7.25%, 04/16/2044 1,800 1,967
GUSAP III LP
4.25%, 01/21/2030
(f)
900 819

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
146
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
JSW Steel Ltd
5.25%, 04/13/2022 $ 2,850 $ 2,524
5.95%, 04/18/2024 2,000 1,661
Material Sciences Corp
0.00%, PIK 10.20%, 01/09/2024
(e),(g),(h),(k),(m),(n)
22,578 21,844
Metinvest BV
5.63%, 06/17/2025
(f)
EUR 5,400 3,746
7.75%, 04/23/2023 $ 4,213 2,945
Samarco Mineracao SA
0.00%, 11/01/2022
(e),(f)
2,300 897
Specialty Steel
11.92%, 11/15/2022
(g),(h),(k),(n)
41,564 41,564
thyssenkrupp AG
1.38%, 03/03/2022 EUR 700 737
Vale Overseas Ltd
6.25%, 08/10/2026 $ 700 767
Vale SA
3.75%, 01/10/2023 EUR 3,400 3,741
$ 112,523
Lodging - 0.98%
Boyd Gaming Corp
4.75%, 12/01/2027
(f)
$ 4,975 4,286
6.00%, 08/15/2026 4,175 3,778
Fortune Star BVI Ltd
5.25%, 03/23/2022 4,000 3,854
Gohl Capital Ltd
4.25%, 01/24/2027 4,000 3,800
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(f)
2,875 2,857
5.75%, 05/01/2028
(f)
2,875 2,897
Melco Resorts Finance Ltd
4.88%, 06/06/2025 5,000 4,825
MGM China Holdings Ltd
5.38%, 05/15/2024
(f)
5,800 5,655
Sands China Ltd
5.40%, 08/08/2028 2,100 2,193
Station Casinos LLC
5.00%, 10/01/2025
(f)
14,023 11,691
Studio City Finance Ltd
7.25%, 02/11/2024 5,000 4,766
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(f)
1,840 1,601
Wynn Macau Ltd
5.50%, 10/01/2027
(f)
6,000 5,760
$ 57,963
Machinery - Diversified - 0.40%
JPW Industries Holding Corp
9.00%, 10/01/2024
(f)
17,080 12,490
Mueller Water Products Inc
5.50%, 06/15/2026
(f)
1,175 1,202
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(f)
10,340 9,642
$ 23,334
Media - 2.87%
Altice Finco SA
4.75%, 01/15/2028 EUR 1,600 1,490
AMC Networks Inc
4.75%, 08/01/2025 $ 2,745 2,507
5.00%, 04/01/2024 6,175 5,987
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
5,675 5,748
4.50%, 05/01/2032
(f)
2,975 2,955
4.75%, 03/01/2030
(f)
1,925 1,958
5.38%, 06/01/2029
(f)
4,800 5,064
5.50%, 05/01/2026
(f)
2,905 3,022
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 $ 4,000 $ 3,941
4.46%, 07/23/2022 1,450 1,527
Clear Channel Worldwide Holdings Inc
9.25%, 02/15/2024
(f)
1,702 1,417
Comcast Corp
4.15%, 10/15/2028 4,500 5,268
CSC Holdings LLC
5.25%, 06/01/2024 6,615 6,879
5.38%, 02/01/2028
(f)
4,676 4,805
5.75%, 01/15/2030
(f)
6,700 6,966
7.50%, 04/01/2028
(f)
2,150 2,363
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(f)
5,425 4,123
6.63%, 08/15/2027
(d),(f)
15,050 8,240
DISH DBS Corp
5.88%, 11/15/2024 1,565 1,505
7.75%, 07/01/2026 3,010 2,965
Grupo Televisa SAB
5.00%, 05/13/2045 1,400 1,383
Meredith Corp
6.88%, 02/01/2026 2,430 2,082
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(f)
3,414 3,451
Nexstar Broadcasting Inc
5.63%, 08/01/2024
(f)
711 695
5.63%, 07/15/2027
(f)
10,850 10,362
Quebecor Media Inc
5.75%, 01/15/2023 13,800 14,544
Shaw Communications Inc
6.75%, 11/09/2039 CAD 1,100 1,062
Sinclair Television Group Inc
5.50%, 03/01/2030
(f)
$ 4,175 3,465
SportsNet New York
10.25%, 01/15/2025
(g),(h),(n)
20,090 19,437
UPC Holding BV
3.88%, 06/15/2029 EUR 500 531
Virgin Media Finance PLC
5.75%, 01/15/2025
(f)
$ 10,100 10,204
6.00%, 10/15/2024
(f)
8,775 8,885
Virgin Media Secured Finance PLC
5.50%, 08/15/2026
(f)
1,350 1,393
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
5,400 5,427
Ziggo BV
5.50%, 01/15/2027
(f)
8,025 8,163
$ 169,814
Metal Fabrication & Hardware - 0.31%
Optimas OE Solutions Holding LLC / Optimas
OE Solutions Inc
8.63%, 06/01/2021
(f)
29,884 17,482
Park-Ohio Industries Inc
6.63%, 04/15/2027 885 677
$ 18,159
Mining - 1.47%
Arconic Corp
6.13%, 02/15/2028
(f)
10,375 9,727
Century Aluminum Co
7.50%, 06/01/2021
(d),(f)
13,713 12,444
Constellium SE
5.88%, 02/15/2026
(f)
2,890 2,666
Corp Nacional del Cobre de Chile
3.00%, 09/30/2029
(f)
1,000 963
3.75%, 01/15/2031
(f),(o)
360 365

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
147
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
First Quantum Minerals Ltd
6.88%, 03/01/2026
(f)
$ 8,500 $ 7,454
6.88%, 03/01/2026 250 212
Hudbay Minerals Inc
7.63%, 01/15/2025
(f)
955 864
IAMGOLD Corp
7.00%, 04/15/2025
(f)
1,982 1,998
Industrias Penoles SAB de CV
4.15%, 09/12/2029 2,800 2,647
5.65%, 09/12/2049
(f)
1,600 1,536
Joseph T Ryerson & Son Inc
11.00%, 05/15/2022
(f)
4,090 3,926
Kaiser Aluminum Corp
6.50%, 05/01/2025
(f)
4,000 4,050
Newmont Corp
4.88%, 03/15/2042 1,000 1,227
Northwest Acquisitions ULC / Dominion Finco
Inc
7.13%, 11/01/2022
(f)
19,888 2,038
Novelis Corp
4.75%, 01/30/2030
(f)
12,225 10,735
5.88%, 09/30/2026
(f)
1,000 972
Old Rahi Inc
0.00%, 01/15/2019
(e),(f),(g),(h)
9,569 —
Petropavlovsk 2016 Ltd
8.13%, 11/14/2022 1,500 1,564
Real Alloy Holding Inc
0.00%, PIK 13.94%, 11/30/2023
(e),(g),(h),(k),(m),(n)
19,151 19,151
Rusal Capital DAC
5.13%, 02/02/2022 2,600 2,538
$ 87,077
Miscellaneous Manufacturers - 0.02%
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 1,191
Oil & Gas - 2.74%
BP Capital Markets America Inc
3.00%, 02/24/2050 1,500 1,415
CNOOC Finance 2013 Ltd
2.88%, 09/30/2029 2,500 2,564
Continental Resources Inc/OK
5.00%, 09/15/2022 3,970 3,732
Cosan Luxembourg SA
7.00%, 01/20/2027 1,800 1,818
Diamondback Energy Inc
2.88%, 12/01/2024 525 478
Ecopetrol SA
6.88%, 04/29/2030 2,625 2,684
Endeavor Energy Resources LP / EER Finance
Inc
5.75%, 01/30/2028
(f)
8,575 7,657
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(f)
4,270 2,413
Exxon Mobil Corp
4.23%, 03/19/2040 4,000 4,794
Gran Tierra Energy Inc
7.75%, 05/23/2027
(f)
1,285 295
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 10/01/2025
(f)
8,391 4,615
HollyFrontier Corp
5.88%, 04/01/2026 1,500 1,534
Jagged Peak Energy LLC
5.88%, 05/01/2026 8,230 6,995
Kosmos Energy Ltd
7.13%, 04/04/2026
(d),(f)
4,754 2,971
7.13%, 04/04/2026 500 312
Medco Bell Pte Ltd
6.38%, 01/30/2027
(f)
2,100 1,237
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
MEG Energy Corp
7.13%, 02/01/2027
(f)
$ 6,350 $ 4,381
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(f)
2,000 670
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/2024 EUR 4,500 4,290
Nexen Inc
5.88%, 03/10/2035 $ 500 685
Occidental Petroleum Corp
2.70%, 08/15/2022
(d)
9,320 8,108
2.90%, 08/15/2024 3,225 2,419
3.13%, 02/15/2022
(d)
140 127
3.20%, 08/15/2026
(d)
525 378
3.40%, 04/15/2026 750 532
5.55%, 03/15/2026 400 309
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 5,214 4,230
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 4,735 3,558
Oil India Ltd
5.13%, 02/04/2029 2,200 2,152
Parsley Energy LLC / Parsley Finance Corp
4.13%, 02/15/2028
(f)
775 635
5.25%, 08/15/2025
(f)
250 221
PDC Energy Inc
5.75%, 05/15/2026 8,575 6,541
Pertamina Persero PT
5.63%, 05/20/2043
(f)
2,000 2,039
Petroamazonas EP
4.63%, 11/06/2020 117 53
4.63%, 11/06/2020
(f)
1,899 854
Petrobras Global Finance BV
5.09%, 01/15/2030
(f)
5,916 5,398
Petroleos de Venezuela SA
0.00%, 10/27/2020
(e)
1,028 131
0.00%, 11/17/2021
(e)
17,250 647
0.00%, 05/16/2024
(e)
38,002 1,425
0.00%, 11/15/2026
(e)
12,045 452
0.00%, 04/12/2027
(e)
425 16
0.00%, 05/17/2035
(e)
536 20
0.00%, 04/12/2037
(e)
12,840 481
Petroleos Mexicanos
5.95%, 01/28/2031
(f)
2,330 1,688
6.50%, 03/13/2027 6,450 5,257
6.75%, 09/21/2047 785 540
6.84%, 01/23/2030
(f)
6,850 5,394
6.88%, 08/04/2026 970 804
7.19%, 09/12/2024 MXN 46,500 1,487
9.50%, 09/15/2027 $ 1,204 1,046
Petron Corp
4.60%, 12/31/2049
(i),(j)
750 698
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.77%
Petronas Capital Ltd
4.55%, 04/21/2050
(f)
1,760 1,907
Phillips 66
3.85%, 04/09/2025 4,000 4,189
Repsol International Finance BV
4.50%, 03/25/2075
(j)
EUR 300 325
EUR Swap Annual (VS 6 Month) 10 Year
+ 4.20%
SandRidge Energy Inc
0.00%, 03/15/2021
(e),(g),(h)
$ 3,450 —
Saudi Arabian Oil Co
4.38%, 04/16/2049
(f)
1,500 1,529
SEPLAT Petroleum Development Co Plc
9.25%, 04/01/2023
(f)
1,100 880

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
148
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Southwestern Energy Co
7.75%, 10/01/2027 $ 2,130 $ 1,854
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 3,020 2,930
5.50%, 02/15/2026 6,345 6,122
5.88%, 03/15/2028 1,200 1,140
6.00%, 04/15/2027 4,450 4,339
Tecpetrol SA
4.88%, 12/12/2022 4,800 3,752
TOTAL SA
2.63%, 12/31/2049
(i),(j)
EUR 2,000 2,170
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Transocean Inc
7.25%, 11/01/2025
(f)
$ 7,850 2,983
Tupras Turkiye Petrol Rafinerileri AS
4.50%, 10/18/2024 2,000 1,760
Valero Energy Corp
6.63%, 06/15/2037 900 1,074
Viper Energy Partners LP
5.38%, 11/01/2027
(f)
1,025 917
W&T Offshore Inc
9.75%, 11/01/2023
(f)
7,000 2,310
WPX Energy Inc
5.25%, 10/15/2027 6,000 5,220
5.75%, 06/01/2026 3,550 3,217
$ 161,798
Oil & Gas Services - 0.11%
Forum Energy Technologies Inc
6.25%, 10/01/2021 16,648 5,327
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,180 950
$ 6,277
Packaging & Containers - 1.29%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(f)
1,915 1,917
Ball Corp
4.38%, 12/15/2023 EUR 800 942
Berry Global Inc
4.50%, 02/15/2026
(f)
$ 2,575 2,542
4.88%, 07/15/2026
(f)
7,700 7,865
5.63%, 07/15/2027
(f)
5,050 5,189
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 325 334
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 3,685 4,035
Crown European Holdings SA
3.38%, 05/15/2025 EUR 300 343
Plastipak Holdings Inc
6.25%, 10/15/2025
(f)
$ 9,198 8,212
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
4.72%, 07/15/2021
(f)
600 591
3 Month USD LIBOR + 3.50%
5.13%, 07/15/2023
(f)
8,500 8,542
Silgan Holdings Inc
3.25%, 03/15/2025 EUR 600 662
4.13%, 02/01/2028
(f)
$ 1,125 1,105
Smurfit Kappa Treasury ULC
1.50%, 09/15/2027 EUR 5,400 5,637
Trident TPI Holdings Inc
6.63%, 11/01/2025
(f)
$ 16,936 13,344
9.25%, 08/01/2024
(f)
8,420 7,367
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Trivium Packaging Finance BV
5.50%, 08/15/2026
(f)
$ 7,600 $ 7,790
$ 76,417
Pharmaceuticals - 0.63%
Allergan Funding SCS
3.85%, 06/15/2024 2,800 3,000
AstraZeneca PLC
3.38%, 11/16/2025 2,423 2,682
4.00%, 01/17/2029 1,150 1,353
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
3,955 4,360
Bausch Health Cos Inc
5.00%, 01/30/2028
(f)
2,800 2,687
5.25%, 01/30/2030
(f)
3,025 2,995
5.88%, 05/15/2023
(f)
160 159
7.00%, 01/15/2028
(f)
3,650 3,787
Bayer Capital Corp BV
1.50%, 06/26/2026 EUR 4,100 4,666
Bristol-Myers Squibb Co
4.63%, 05/15/2044
(f)
$ 1,700 2,261
Eli Lilly and Co
1.70%, 11/01/2049 EUR 425 486
Grifols SA
3.20%, 05/01/2025 2,100 2,295
Mylan NV
3.95%, 06/15/2026 $ 2,000 2,122
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 3,200 2,784
7.13%, 01/31/2025
(f)
1,320 1,367
$ 37,004
Pipelines - 1.03%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 7,120 5,553
5.75%, 03/01/2027
(f)
950 703
5.75%, 01/15/2028
(f)
2,300 1,690
Buckeye Partners LP
4.13%, 03/01/2025
(f)
1,800 1,665
4.50%, 03/01/2028
(f)
4,600 4,140
Enbridge Inc
6.25%, 03/01/2078
(j)
5,600 5,127
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(j)
11,000 9,897
3 Month USD LIBOR + 3.03%
Hess Midstream Operations LP
5.63%, 02/15/2026
(f)
3,810 3,543
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(f)
7,800 7,096
KazTransGas JSC
4.38%, 09/26/2027 6,711 6,374
NGL Energy Partners LP / NGL Energy Finance
Corp
7.50%, 11/01/2023 2,115 1,433
NuStar Logistics LP
6.00%, 06/01/2026 1,375 1,237
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(f)
1,150 983
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.50%, 03/01/2030
(f)
4,925 4,199
Transcanada Trust
5.87%, 08/15/2076
(j)
4,230 4,004
3 Month USD LIBOR + 4.64%
Transportadora de Gas del Sur SA
6.75%, 05/02/2025 1,500 1,099

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
149
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Williams Cos Inc/The
3.60%, 03/15/2022 $ 1,000 $ 1,012
6.30%, 04/15/2040 700 807
$ 60,562
Real Estate - 0.89%
Arabian Centres Sukuk Ltd
5.38%, 11/26/2024
(f)
6,934 5,998
China Evergrande Group
9.50%, 04/11/2022 7,650 6,856
Country Garden Holdings Co Ltd
5.13%, 01/17/2025 6,600 6,373
8.00%, 01/27/2024 3,100 3,271
Easy Tactic Ltd
8.13%, 02/27/2023 6,000 5,416
Kaisa Group Holdings Ltd
11.25%, 04/09/2022 6,800 6,698
MAF Global Securities Ltd
6.37%, 12/31/2049
(i),(j)
7,060 5,347
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
Realogy Group LLC / Realogy Co-Issuer Corp
9.38%, 04/01/2027
(f)
6,250 4,375
Scenery Journey Ltd
13.00%, 11/06/2022 4,500 4,074
Shimao Property Holdings Ltd
6.13%, 02/21/2024 3,000 3,094
Wanda Properties International Co Ltd
7.25%, 01/29/2024 1,500 1,276
$ 52,778
REITs - 0.71%
CoreCivic Inc
4.63%, 05/01/2023 10,000 9,450
ESH Hospitality Inc
4.63%, 10/01/2027
(f)
425 385
5.25%, 05/01/2025
(f)
12,535 11,783
Iron Mountain Inc
5.25%, 03/15/2028
(f)
2,165 2,116
Iron Mountain UK PLC
3.88%, 11/15/2025 GBP 600 707
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
5.25%, 10/01/2025
(f)
$ 9,865 7,177
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
5.75%, 02/01/2027 3,300 3,341
Ryman Hospitality Properties Inc
4.75%, 10/15/2027
(f)
1,975 1,723
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(f)
3,100 2,883
4.13%, 08/15/2030
(f)
500 455
Welltower Inc
4.00%, 06/01/2025 2,100 2,159
$ 42,179
Retail - 0.68%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(f)
6,800 6,575
5.00%, 10/15/2025
(f)
10,968 11,023
Carvana Co
8.88%, 10/01/2023
(f)
3,000 2,933
Dollar Tree Inc
4.20%, 05/15/2028 1,900 2,046
DriveTime Automotive Group Inc / Bridgecrest
Acceptance Corp
8.00%, 06/01/2021
(f)
7,063 6,321
Future Retail Ltd
5.60%, 01/22/2025
(f)
380 102
L Brands Inc
6.75%, 07/01/2036 1,095 788
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Reliance Intermediate Holdings LP
6.50%, 04/01/2023
(f)
$ 3,375 $ 3,392
Staples Inc
10.75%, 04/15/2027
(f)
5,000 2,850
Walmart Inc
5.63%, 03/27/2034 GBP 500 966
Yum! Brands Inc
7.75%, 04/01/2025
(f)
$ 2,900 3,175
$ 40,171
Semiconductors - 0.07%
Micron Technology Inc
2.50%, 04/24/2023 2,500 2,545
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(f),(o)
1,500 1,517
$ 4,062
Software - 1.42%
ACI Worldwide Inc
5.75%, 08/15/2026
(f)
3,425 3,408
Ascend Learning LLC
6.88%, 08/01/2025
(f)
12,373 12,249
6.88%, 08/01/2025
(f)
1,375 1,361
Camelot Finance SA
4.50%, 11/01/2026
(f)
3,500 3,526
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(f)
18,544 18,131
Genesys Telecommunications Laboratories Inc/
Greeneden Lux 3 Sarl
10.00%, 11/30/2024
(f)
16,945 17,835
Microsoft Corp
3.13%, 12/06/2028 EUR 1,550 2,105
Oracle Corp
4.13%, 05/15/2045 $ 1,400 1,664
Sophia LP / Sophia Finance Inc
9.00%, 09/30/2023
(f)
8,875 8,941
SS&C Technologies Inc
5.50%, 09/30/2027
(f)
14,425 14,786
$ 84,006
Sovereign - 5.41%
1MDB Global Investments Ltd
4.40%, 03/09/2023 16,300 14,425
Abu Dhabi Government International Bond
2.50%, 04/16/2025
(f)
460 473
3.13%, 10/11/2027 2,000 2,128
3.13%, 09/30/2049
(f)
6,390 6,121
3.88%, 04/16/2050
(f)
900 959
Angolan Government International Bond
8.00%, 11/26/2029
(f)
4,150 1,805
9.13%, 11/26/2049
(f)
1,420 602
Argentina Bonar Bonds
8.75%, 05/07/2024 1,458 351
Argentine Bonos del Tesoro
15.50%, 10/17/2026 ARS 235,713 1,763
Argentine Republic Government International
Bond
0.00%, 12/15/2035
(e),(k)
$ 23,615 90
5.00%, 01/15/2027 EUR 2,970 728
6.88%, 04/22/2021 $ 2,670 762
6.88%, 01/26/2027 14,000 3,500
7.50%, 04/22/2026 2,150 571
8.28%, 12/31/2033 329 114
8.28%, 12/31/2033 2,376 796
Bahrain Government International Bond
7.00%, 10/12/2028 6,000 5,964
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2025 BRL 5,410 1,135
10.00%, 01/01/2031 18,274 3,846

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
150
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Chile Government International Bond
3.24%, 02/06/2028 $ 3,800 $ 4,071
Colombian TES
6.00%, 04/28/2028 COP 3,652,400 878
6.25%, 11/26/2025 7,556,900 1,937
Costa Rica Government International Bond
6.13%, 02/19/2031
(f)
$ 6,750 5,451
Croatia Government International Bond
5.50%, 04/04/2023 1,350 1,454
Dominican Republic International Bond
5.88%, 01/30/2060
(f)
2,955 2,357
5.95%, 01/25/2027 7,000 6,317
6.40%, 06/05/2049
(f)
5,000 4,112
Egypt Government International Bond
6.13%, 01/31/2022 1,700 1,691
6.38%, 04/11/2031 EUR 7,500 6,875
7.90%, 02/21/2048
(f)
$ 1,700 1,464
8.15%, 11/20/2059
(f)
190 165
8.70%, 03/01/2049
(f)
1,600 1,434
El Salvador Government International Bond
5.88%, 01/30/2025
(f)
555 443
Export-Import Bank of India
3.88%, 02/01/2028 3,200 3,167
Export-Import Bank of Korea
6.20%, 08/07/2021
(f)
INR 99,100 1,308
8.00%, 05/15/2024
(f)
IDR 25,800,000 1,734
Gabon Government International Bond
6.38%, 12/12/2024
(f)
$ 440 315
6.95%, 06/16/2025
(f)
775 546
6.95%, 06/16/2025 5,728 4,036
Ghana Government International Bond
7.63%, 05/16/2029
(f)
525 402
8.13%, 01/18/2026
(f)
1,200 989
8.13%, 03/26/2032 1,300 988
8.75%, 03/11/2061
(f)
1,630 1,228
10.75%, 10/14/2030
(f)
5,700 5,927
Guatemala Government Bond
6.13%, 06/01/2050
(f)
1,800 1,878
6.13%, 06/01/2050 900 939
Honduras Government International Bond
6.25%, 01/19/2027 1,750 1,641
Indonesia Government International Bond
4.35%, 01/08/2027
(f)
1,500 1,586
4.63%, 04/15/2043
(f)
2,400 2,556
4.75%, 07/18/2047
(f)
1,735 1,863
4.75%, 07/18/2047 790 848
Indonesia Treasury Bond
7.00%, 05/15/2027 IDR 37,354,000 2,404
8.38%, 03/15/2034 38,389,000 2,609
Israel Government International Bond
4.50%, 01/30/2043 $ 3,050 3,678
Ivory Coast Government International Bond
5.75%, 12/31/2032
(k)
8,550 7,438
6.88%, 10/17/2040
(f)
EUR 2,685 2,399
Kenya Government International Bond
7.00%, 05/22/2027
(f)
$ 3,417 3,101
7.25%, 02/28/2028
(f)
500 449
8.00%, 05/22/2032
(f)
1,000 905
8.00%, 05/22/2032 5,009 4,533
Mexican Bonos
7.50%, 06/03/2027 MXN 87,910 3,915
7.75%, 05/29/2031 70,040 3,085
8.50%, 05/31/2029 73,690 3,452
8.50%, 11/18/2038 39,120 1,771
10.00%, 11/20/2036 34,490 1,793
Mexico Government International Bond
4.75%, 04/27/2032 $ 2,250 2,267
4.75%, 03/08/2044 2,350 2,177
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Morocco Government International Bond
4.25%, 12/11/2022 $ 1,400 $ 1,455
Mozambique International Bond
5.00%, 09/15/2031
(f)
7,200 4,933
Nigeria Government International Bond
6.50%, 11/28/2027 10,200 7,701
7.14%, 02/23/2030
(f)
1,340 1,005
7.63%, 11/21/2025
(f)
2,040 1,703
Oman Government International Bond
6.75%, 01/17/2048 2,375 1,667
Oman Sovereign Sukuk SAOC
4.40%, 06/01/2024 1,100 1,022
Panama Government International Bond
4.50%, 04/01/2056 1,025 1,151
Paraguay Government International Bond
4.95%, 04/28/2031
(f)
950 979
Peru Government Bond
5.94%, 02/12/2029
(f)
PEN 26,620 8,890
6.15%, 08/12/2032
(f)
26,800 8,807
Perusahaan Penerbit SBSN Indonesia III
4.55%, 03/29/2026 $ 1,150 1,223
Peruvian Government International Bond
2.39%, 01/23/2026 960 979
2.78%, 01/23/2031 1,875 1,933
5.63%, 11/18/2050 1,200 1,797
6.90%, 08/12/2037
(f)
PEN 3,933 1,333
Qatar Government International Bond
3.40%, 04/16/2025
(f)
$ 945 1,005
3.75%, 04/16/2030
(f)
2,080 2,271
4.40%, 04/16/2050
(f)
2,160 2,456
Republic of Belarus International Bond
6.88%, 02/28/2023 1,600 1,563
Republic of Poland Government International
Bond
3.25%, 04/06/2026 3,500 3,806
Republic of South Africa Government Bond
8.00%, 01/31/2030 ZAR 18,140 840
Republic of South Africa Government
International Bond
4.88%, 04/14/2026 $ 4,300 3,998
5.75%, 09/30/2049 750 585
Romania Government Bond
3.65%, 09/24/2031 RON 12,250 2,443
5.00%, 02/12/2029 8,485 1,940
Romanian Government International Bond
2.00%, 01/28/2032
(f)
EUR 7,500 6,943
3.38%, 01/28/2050
(f)
2,000 1,857
5.13%, 06/15/2048 $ 2,500 2,655
Russian Federal Bond - OFZ
7.05%, 01/19/2028 RUB 683,017 9,895
7.10%, 10/16/2024 176,227 2,517
7.40%, 12/07/2022 152,298 2,157
7.65%, 04/10/2030 84,556 1,276
7.70%, 03/23/2033 261,635 4,012
7.95%, 10/07/2026 59,968 904
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 $ 2,400 2,649
4.50%, 04/04/2022 200 210
4.75%, 05/27/2026 1,200 1,329
5.25%, 06/23/2047 400 495
Saudi Government International Bond
3.75%, 01/21/2055
(f)
1,610 1,477
4.50%, 10/26/2046 3,000 3,106
Senegal Government International Bond
4.75%, 03/13/2028 EUR 6,750 6,361
Trinidad & Tobago Government International
Bond
4.50%, 08/04/2026
(d)
$ 1,700 1,577

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
151
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Turkey Government International Bond
4.88%, 10/09/2026 $ 1,910 $ 1,674
5.25%, 03/13/2030 1,300 1,079
Ukraine Government Bond
16.00%, 08/11/2021 UAH 115,000 4,284
17.00%, 05/11/2022 115,000 4,370
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(k)
$ 4,490 3,314
4.38%, 01/27/2030
(f)
EUR 17,005 14,353
7.75%, 09/01/2021
(f)
$ 1,550 1,494
7.75%, 09/01/2023
(f)
2,245 2,127
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 2,150 2,079
Venezuela Government International Bond
0.00%, 10/13/2019
(e)
15,701 1,256
0.00%, 05/07/2023
(e)
9,395 752
0.00%, 09/15/2027
(e)
8,890 711
0.00%, 08/05/2031
(e)
6,825 546
Vietnam Government International Bond
4.80%, 11/19/2024 1,400 1,459
Zambia Government International Bond
8.50%, 04/14/2024 1,640 533
$ 319,645
Supranational Bank - 0.59%
African Export-Import Bank/The
3.99%, 09/21/2029
(f)
11,935 10,779
Asian Development Bank
6.15%, 02/25/2030 INR 86,440 1,185
6.20%, 10/06/2026 150,680 2,024
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031
(f)
$ 12,880 11,592
Eastern & Southern African Trade &
Development Bank
4.88%, 05/23/2024 8,119 7,244
5.38%, 03/14/2022 2,000 1,823
$ 34,647
Telecommunications - 3.41%
Altice France Holding SA
10.50%, 05/15/2027
(f)
3,000 3,241
Altice France SA/France
7.38%, 05/01/2026
(f)
7,550 7,890
AT&T Inc
2.45%, 03/15/2035 EUR 250 298
4.38%, 09/14/2029 GBP 2,450 3,570
7.00%, 04/30/2040 200 403
Axtel SAB de CV
6.38%, 11/14/2024
(d)
$ 13,100 12,215
6.38%, 11/14/2024
(f)
1,000 932
C&W Senior Financing DAC
6.88%, 09/15/2027
(f)
8,500 8,393
CommScope Inc
6.00%, 03/01/2026
(f)
6,750 6,767
8.25%, 03/01/2027
(f)
4,750 4,553
CommScope Technologies LLC
6.00%, 06/15/2025
(f)
14,260 12,690
Comunicaciones Celulares SA Via Comcel Trust
6.88%, 02/06/2024
(f)
1,000 1,000
6.88%, 02/06/2024 7,595 7,595
Digicel Group One Ltd
8.25%, 12/30/2022
(d),(f)
2,670 1,575
Digicel International Finance Ltd / Digicel
Holdings Bermuda Ltd
8.75%, 05/25/2024
(f)
800 741
8.75%, 05/25/2024 5,175 4,793
Digicel Ltd
6.75%, 03/01/2023
(f)
3,000 1,313
Embarq Corp
8.00%, 06/01/2036 2,155 2,220
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
GTT Communications Inc
7.88%, 12/31/2024
(f)
$ 27,763 $ 16,588
Kenbourne Invest SA
6.88%, 11/26/2024
(f)
1,400 1,309
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 2,850 4,392
7.00%, 03/28/2073
(d),(f),(j)
$ 400 414
USD Swap Semi-Annual 10 Year + 5.21%
7.00%, 03/28/2073
(j)
1,100 1,138
USD Swap Semi-Annual 10 Year + 5.21%
Level 3 Financing Inc
5.13%, 05/01/2023 6,100 6,070
5.38%, 08/15/2022 1,471 1,474
Liquid Telecommunications Financing Plc
8.50%, 07/13/2022 1,500 1,273
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 7,690 7,075
Nokia Oyj
2.00%, 03/15/2024 EUR 400 436
Oi SA
10.00%, PIK 0.00%, 07/27/2025
(k),(m)
$ 1,600 1,192
Sprint Capital Corp
8.75%, 03/15/2032 2,255 3,168
Sprint Corp
7.13%, 06/15/2024 14,025 15,743
7.88%, 09/15/2023 4,800 5,394
Telecom Italia SpA/Milano
3.25%, 01/16/2023 EUR 500 561
3.63%, 05/25/2026 500 571
5.30%, 05/30/2024
(f)
$ 2,415 2,509
Telefonica Celular del Paraguay SA
5.88%, 04/15/2027
(f)
700 684
Telefonica Europe BV
3.75%, 12/31/2049
(i),(j)
EUR 1,000 1,092
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.86%
T-Mobile USA Inc
5.13%, 04/15/2025 $ 1,575 1,595
6.50%, 01/15/2026 2,130 2,250
Turk Telekomunikasyon AS
4.88%, 06/19/2024 1,200 1,128
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 2,000 1,869
Verizon Communications Inc
4.86%, 08/21/2046 1,700 2,307
ViaSat Inc
5.63%, 09/15/2025
(f)
14,575 13,701
5.63%, 04/15/2027
(f)
4,600 4,531
Vodafone Group PLC
5.00%, 05/30/2038 1,900 2,259
Xiaomi Best Time International Ltd
3.38%, 04/29/2030
(f)
965 948
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
12,325 11,953
6.13%, 03/01/2028
(f)
8,075 7,611
$ 201,424
Transportation - 0.36%
BNSF Funding Trust I
6.61%, 12/15/2055
(j)
3,510 3,607
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
4.15%, 04/01/2045 2,100 2,532
Canadian National Railway Co
2.45%, 05/01/2050
(o)
3,200 3,114
Indian Railway Finance Corp Ltd
3.95%, 02/13/2050
(f)
1,000 875
JSL Europe SA
7.75%, 07/26/2024 6,100 5,581

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036
(f)
$ 1,500 $ 1,520
MV24 Capital BV
6.75%, 06/01/2034
(f)
1,282 1,080
Pelabuhan Indonesia II PT
5.38%, 05/05/2045
(f)
1,200 1,199
Rumo Luxembourg Sarl
7.38%, 02/09/2024
(d)
1,800 1,843
$ 21,351
Trucking & Leasing - 0.01%
DAE Funding LLC
5.00%, 08/01/2024
(d)
750 664
Water - 0.16%
American Water Capital Corp
2.80%, 05/01/2030 5,000 5,344
Essential Utilities Inc
2.70%, 04/15/2030 3,750 3,849
$ 9,193
TOTAL BONDS $ 4,148,221
CONVERTIBLE BONDS - 0.01%
Principal
Amount (000's) Value (000's)
Mining - 0.01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(e),(f)
6,966 348
TOTAL CONVERTIBLE BONDS $ 348
SENIOR FLOATING RATE INTERESTS
- 7.17%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.67%
Clarios Global LP
4.28%, 04/30/2026
(p)
$ 6,841 $ 6,177
3 Month USD LIBOR + 3.50%
Dexko Global Inc
9.70%, 07/24/2025
(p)
21,140 18,180
3 Month USD LIBOR + 8.25%
Truck Hero Inc
9.25%, 05/16/2025
(p)
22,010 15,132
3 Month USD LIBOR + 8.25%
$ 39,489
Commercial Services - 0.60%
IRI Holdings Inc
5.86%, 12/01/2025
(p)
5,765 4,843
3 Month USD LIBOR + 4.50%
KUEHG Corp
0.00%, 02/21/2025
(p),(q)
2,521 2,025
3 Month USD LIBOR + 3.75%
9.70%, 08/22/2025
(p)
14,160 10,620
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
0.00%, 03/06/2025
(p),(q)
2,443 1,988
3 Month USD LIBOR + 3.25%
8.50%, 03/13/2026
(p)
14,850 8,539
3 Month USD LIBOR + 7.50%
PAREXEL International Corp
3.60%, 08/09/2024
(p)
4,525 4,132
3 Month USD LIBOR + 2.75%
Refinitiv US Holdings Inc
4.02%, 10/01/2025
(p)
3,135 3,064
1 Month USD LIBOR + 3.25%
$ 35,211
Computers - 0.14%
Flexential Intermediate Corp
8.71%, 07/24/2025
(p)
21,350 7,579
3 Month USD LIBOR + 7.25%
TierPoint LLC
4.75%, 05/05/2024
(p)
1,067 955
3 Month USD LIBOR + 3.75%
$ 8,534
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0.12%
KIK Custom Products Inc
5.00%, 05/15/2023
(p)
$ 7,959 $ 7,090
3 Month USD LIBOR + 4.00%
Cosmetics & Personal Care - 0.27%
Wellness Merger Sub Inc
10.21%, 06/27/2025
(p)
19,410 15,946
3 Month USD LIBOR + 8.75%
Distribution & Wholesale - 0.00%
Targus Group International Inc
0.00%, 05/24/2016
(e),(g),(h),(p)
880 —
3 Month USD LIBOR + 4.00%
Electronics - 0.24%
Deliver Buyer Inc
6.45%, 05/01/2024
(p)
15,797 13,980
3 Month USD LIBOR + 5.00%
Entertainment - 0.38%
18 Fremont Street Acquisition LLC
9.50%, 08/09/2025
(p)
17,870 14,720
1 Month USD LIBOR + 8.00%
Playtika Holding Corp
7.07%, 12/03/2024
(p)
7,913 7,814
1 Month USD LIBOR + 6.00%
$ 22,534
Healthcare - Services - 0.70%
ATI Holdings Acquisition Inc
0.00%, 05/10/2023
(p),(q)
3,193 2,697
3 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
9.00%, 03/16/2025
(p)
23,880 17,910
3 Month USD LIBOR + 8.00%
Dental Corp of Canada Inc
8.50%, 06/01/2026
(p)
15,150 11,552
3 Month USD LIBOR + 7.50%
Dentalcorp Health Services ULC
4.75%, 06/01/2025
(p)
2,678 2,169
3 Month USD LIBOR + 3.75%
Sound Inpatient Physicians Holdings LLC
7.74%, 06/26/2026
(p)
7,975 7,225
3 Month USD LIBOR + 6.75%
$ 41,553
Insurance - 0.84%
Asurion LLC
7.12%, 08/04/2025
(p)
28,440 27,445
3 Month USD LIBOR + 6.50%
7.12%, 08/04/2025
(p)
23,300 22,484
3 Month USD LIBOR + 6.50%
Internet - 0.93%
MH Sub I LLC
8.57%, 09/15/2025
(p)
24,425 21,188
3 Month USD LIBOR + 7.50%
Ten-X LLC
9.00%, 09/29/2025
(g),(h),(p)
35,440 33,934
1 Month USD LIBOR + 8.00%
$ 55,122
Investment Companies - 0.33%
Masergy Holdings Inc
8.56%, 12/16/2024
(p)
13,674 11,521
3 Month USD LIBOR + 7.50%
Zest Acquisition Corp
8.66%, 03/06/2026
(p)
11,260 7,882
3 Month USD LIBOR + 7.50%
$ 19,403
Machinery - Diversified - 0.43%
Engineered Machinery Holdings Inc
8.70%, 07/25/2025
(p)
21,223 18,518
3 Month USD LIBOR + 7.25%

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
153
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Granite US Holdings Corp
6.19%, 09/30/2026
(p)
$ 8,229 $ 6,665
1 Month USD LIBOR + 5.25%
$ 25,183
Miscellaneous Manufacturers - 0.09%
UTEX Industries Inc
5.31%, 05/22/2021
(p)
11,628 2,977
3 Month USD LIBOR + 4.00%
8.56%, 05/22/2022
(p)
21,490 2,278
1 Month USD LIBOR + 7.25%
$ 5,255
Pharmaceuticals - 0.66%
Lanai Holdings III Inc
11.50%, 08/14/2023
(p)
25,190 16,373
3 Month USD LIBOR + 8.50%
Packaging Coordinators Midco Inc
9.83%, 06/29/2024
(p)
24,050 21,886
3 Month USD LIBOR + 8.75%
PetVet Care Centers LLC
3.74%, 01/31/2025
(p)
1,047 945
3 Month USD LIBOR + 2.75%
$ 39,204
REITs - 0.05%
CoreCivic Inc
5.50%, 12/12/2024
(p)
3,333 3,100
1 Month USD LIBOR + 4.50%
Software - 0.72%
Applied Systems Inc
8.45%, 09/19/2025
(p)
5,425 5,154
3 Month USD LIBOR + 7.00%
Evergreen Skills Lux Sarl
0.00%, 04/28/2021
(e),(p)
13,162 7,917
3 Month USD LIBOR + 4.75%
Greeneden US Holdings II LLC
4.08%, 12/01/2023
(p)
2,918 2,758
3 Month USD LIBOR + 3.25%
Informatica LLC
7.13%, 02/14/2025
(p)
7,950 7,513
Sophia LP
4.70%, 09/30/2022
(p)
1,493 1,437
3 Month USD LIBOR + 3.25%
Vertafore Inc
4.24%, 07/02/2025
(p)
298 273
3 Month USD LIBOR + 3.25%
8.24%, 06/04/2026
(p)
18,400 17,261
3 Month USD LIBOR + 7.25%
$ 42,313
TOTAL SENIOR FLOATING RATE INTERESTS $ 423,846
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.64%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.64%
0.25%, 04/15/2023 $ 7,500 $ 7,503
0.50%, 03/15/2023 9,250 9,318
0.50%, 03/31/2025
(d)
2,215 2,231
1.13%, 09/30/2021 5,800 5,879
1.50%, 02/15/2030 7,500 8,123
1.75%, 11/15/2029 3,400 3,759
2.38%, 11/15/2049 750 953
$ 37,766
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 37,766
Total Investments $ 5,870,219
Other Assets and Liabilities -  0.63% 37,251
TOTAL NET ASSETS - 100.00% $ 5,907,470
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $46,418 or 0.79% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,295,164 or 38.85% of net assets.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $160,598 or
2.72% of net assets.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Security is an Interest Only Strip.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(o) Security purchased on a when-issued basis.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after April 30, 2020, at which time the interest rate will be determined.

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
154
Portfolio Summary  (unaudited)
Location Percent
United States 69.32%
Canada 4.14%
United Kingdom 2.90%
Cayman Islands 1.85%
Netherlands 1.76%
Mexico 1.61%
Japan 1.30%
France 1.28%
Supranational 1.18%
Virgin Islands, British 0.90%
Luxembourg 0.88%
Switzerland 0.68%
Australia 0.54%
Ukraine 0.52%
India 0.51%
Italy 0.48%
Germany 0.45%
Russian Federation 0.43%
Hong Kong 0.43%
Peru 0.43%
Brazil 0.42%
Ireland 0.38%
Turkey 0.35%
Indonesia 0.29%
Argentina 0.28%
United Arab Emirates 0.27%
Romania 0.26%
Jersey, Channel Islands 0.26%
Chile 0.24%
Spain 0.23%
Nigeria 0.23%
Dominican Republic 0.22%
Sweden 0.22%
Egypt 0.19%
Cote d'Ivoire 0.17%
Mauritius 0.17%
Colombia 0.17%
Singapore 0.17%
Ghana 0.17%
Kenya 0.16%
China 0.15%
Azerbaijan 0.14%
South Africa 0.13%
Austria 0.12%
Kazakhstan 0.11%
Senegal 0.11%
Korea, Republic Of 0.11%
Costa Rica 0.11%
Togo 0.10%
Saudi Arabia 0.10%
Taiwan 0.10%
Qatar 0.10%
Tunisia 0.10%
Isle of Man 0.10%
Bahrain 0.10%
Venezuela 0.10%
Belgium 0.09%
Israel 0.09%
Gabon 0.09%
Mozambique 0.08%
Norway 0.07%
Poland 0.07%
Morocco 0.06%
Bermuda 0.06%
Oman 0.05%
Guatemala 0.05%
Denmark 0.04%
Malaysia 0.04%
Angola 0.04%
Honduras 0.03%
Portfolio Summary  (unaudited) (continued)
Location Percent
Paraguay 0.03%
Thailand 0.03%
Belarus 0.03%
Trinidad And Tobago 0.03%
Panama 0.02%
Mongolia 0.02%
Finland 0.02%
Croatia 0.02%
Portugal 0.02%
Vietnam 0.02%
Philippines 0.01%
El Salvador 0.01%
Ecuador 0.01%
Cambodia 0.01%
Zambia 0.01%
New Zealand 0.00%
Other Assets and Liabilities
0.63%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Diversified Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
155
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 225,082 $ 3,475,917 $ 3,456,525 $ 244,474
$ 225,082 $ 3,475,917 $ 3,456,525 $ 244,474
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 1,377 $ — $ — $ —
$ 1,377 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Material Sciences Corp   0.00%, 01/09/2024 12/22/2016 - 03/31/2020 $ 23,455 $ 21,844 0.37%
Real Alloy Holding Inc   0.00%, 11/30/2023 05/31/2018-03/31/2020 19,151 19,151 0.32%
Specialty Steel   11.92%, 11/15/2022 11/15/2017 41,148 41,564 0.71%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 19,437 0.33%
Total $ 101,996 1.73%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 05/29/2020 $ 8,483 EUR 7,825 $ — $ (95)
Bank of New York Mellon 05/29/2020 EUR 265 $ 299 — (9)
Bank of New York Mellon 05/29/2020 $ 530 EUR 480 4 —
Bank of New York Mellon 05/29/2020 EUR 705 $ 772 1 —
Barclays Bank PLC 05/29/2020 PLN 9,895 $ 2,357 29 —
Barclays Bank PLC 05/29/2020 $ 1,394 RON 6,262 — (20)
Goldman Sachs & Co 05/15/2020 RUB 660,000 $ 8,828 38 —
Goldman Sachs & Co 05/15/2020 $ 18,170 RUB 1,340,000 170 —
HSBC Securities Inc 05/11/2020 $ 10,266 EGP 166,500 — (291)
HSBC Securities Inc 05/11/2020 EGP 166,500 $ 10,457 99 —
HSBC Securities Inc 05/15/2020 MXN 113,600 $ 4,711 — (5)
HSBC Securities Inc 05/15/2020 $ 8,047 MXN 190,600 151 —
HSBC Securities Inc 05/15/2020 $ 17,702 PEN 60,150 — (110)
HSBC Securities Inc 05/28/2020 $ 16,859 IDR 238,850,000 1,070 —
HSBC Securities Inc 05/28/2020 IDR 238,850,000 $ 14,808 981 —
JPMorgan Chase 05/15/2020 $ 11,475 BRL 59,900 470 —
JPMorgan Chase 05/15/2020 BRL 36,200 $ 6,838 — (187)
JPMorgan Chase 05/15/2020 $ 97 EUR 88 — —
JPMorgan Chase 05/15/2020 $ 61,801 EUR 56,286 110 —
JPMorgan Chase 05/15/2020 EUR 6,730 $ 7,315 61 —
JPMorgan Chase 05/15/2020 MXN 77,000 $ 3,257 — (67)
JPMorgan Chase 05/29/2020 $ 2,188 ZAR 40,939 — (16)
Standard Chartered Bank, Hong Kong 05/05/2020 $ 4,151 BRL 22,849 — (51)
Standard Chartered Bank, Hong Kong 05/15/2020 $ 100 BRL 549 — (1)
Standard Chartered Bank, Hong Kong 06/02/2020 $ 4,041 BRL 22,200 — (32)
Toronto Dominion Bank 05/29/2020 AUD 4,506 $ 2,926 10 —
Toronto Dominion Bank 05/29/2020 $ 4,302 EUR 3,968 — (48)
Total $ 3,194 $ (932)
Amounts in thousands.

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2020 (unaudited)
See accompanying notes.
156
INVESTMENT COMPANIES - 2.95% Shares Held Value (000's)
Money Market Funds - 2.95%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
4,303,510 $ 4,304
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
77,213,474 77,213
$ 81,517
TOTAL INVESTMENT COMPANIES $ 81,517
COMMON STOCKS - 97.72% Shares Held Value (000's)
Engineering & Construction - 0.73%
Lendlease Group 2,518,889 20,065
Lodging - 1.32%
Choice Hotels International Inc 96,213 7,221
City Developments Ltd 3,098,600 17,320
Hilton Worldwide Holdings Inc 157,117 11,895
$ 36,436
Real Estate - 16.17%
Aroundtown SA 2,494,546 13,418
Castellum AB 1,101,586 19,322
Entra ASA
(d)
1,775,245 22,352
Fabege AB 1,833,862 21,724
LEG Immobilien AG 190,887 21,915
Mitsubishi Estate Co Ltd 2,824,200 45,690
Mitsui Fudosan Co Ltd 3,046,493 56,016
New World Development Co Ltd 43,901,000 51,866
Sun Hung Kai Properties Ltd 4,382,000 59,919
Sunac China Holdings Ltd 2,603,000 11,644
Vonovia SE 2,241,889 110,859
Wihlborgs Fastigheter AB
(e)
860,037 12,272
$ 446,997
REITs - 78.38%
Alexandria Real Estate Equities Inc 495,638 77,860
Allied Properties Real Estate Investment Trust 697,004 22,313
American Homes 4 Rent 2,322,602 56,068
American Tower Corp 203,906 48,530
Americold Realty Trust 20,293 621
Apartment Investment and Management Co 958,575 36,110
Ascendas Real Estate Investment Trust 9,520,800 19,911
AvalonBay Communities Inc 637,650 103,905
Big Yellow Group PLC 952,143 12,816
Boston Properties Inc 334,741 32,530
Brandywine Realty Trust 1,019,273 11,375
Canadian Apartment Properties REIT 915,866 31,517
CoreSite Realty Corp 171,518 20,786
Cousins Properties Inc 978,308 29,516
CubeSmart 1,286,784 32,427
CyrusOne Inc 371,855 26,086
Daiwa Office Investment Corp 6,081 33,641
Dexus 5,036,309 29,897
Digital Realty Trust Inc 89,409 13,366
Duke Realty Corp 910,030 31,578
EPR Properties 167,542 4,929
Equinix Inc 82,941 56,002
Equity LifeStyle Properties Inc 464,906 28,038
Equity Residential 295,750 19,241
Essential Properties Realty Trust Inc 1,322,599 19,429
Essex Property Trust Inc 295,087 72,031
Extra Space Storage Inc 448,033 39,534
First Industrial Realty Trust Inc 677,656 25,595
Gecina SA 241,099 31,635
Goodman Group 7,664,697 65,282
Great Portland Estates PLC 94,301 804
Healthcare Realty Trust Inc 499,258 14,673
Healthcare Trust of America Inc 1,876,479 46,218
Healthpeak Properties Inc 1,221,186 31,922
Industrial & Infrastructure Fund Investment Corp 17,125 23,855
Inmobiliaria Colonial Socimi SA 3,616,394 34,931
Invitation Homes Inc 3,532,738 83,549
Japan Hotel REIT Investment Corp 80,435 26,697
Japan Real Estate Investment Corp 606 3,273
Japan Retail Fund Investment Corp 11,047 12,044
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Kilroy Realty Corp 353,079 $ 21,983
Klepierre SA 639,090 12,974
Link REIT 6,232,800 55,561
Macquarie Mexico Real Estate Management SA
de CV
(d)
709,430 576
Merlin Properties Socimi SA 2,573,492 23,882
Mori Hills REIT Investment Corp 11,331 14,498
Nippon Prologis REIT Inc
(f)
11,375 31,489
Nomura Real Estate Master Fund Inc 30,297 34,454
Park Hotels & Resorts Inc 973,075 9,254
Prologis Inc 1,752,806 156,403
Prologis Property Mexico SA de CV 4,457,892 7,256
Regency Centers Corp 639,382 28,075
Rexford Industrial Realty Inc 1,507,772 61,396
Sabra Health Care REIT Inc 918,637 11,777
Saul Centers Inc 231,103 7,539
Segro PLC 8,718,119 91,379
Sekisui House Reit Inc 29,124 17,790
Simon Property Group Inc 317,222 21,181
Stockland 3,659,216 6,795
STORE Capital Corp 1,833,678 36,802
Summit Industrial Income REIT 1,525,022 11,372
Sun Communities Inc 427,699 57,483
Taubman Centers Inc 67,004 2,888
UNITE Group PLC/The 2,959,159 32,675
United Urban Investment Corp 17,015 17,070
VICI Properties Inc 1,356,312 23,627
Welltower Inc 1,022,763 52,396
Weyerhaeuser Co 321,677 7,035
$ 2,166,145
Storage & Warehousing - 0.82%
Safestore Holdings PLC 2,493,676 22,558
Telecommunications - 0.30%
NEXTDC Ltd
(f)
1,468,913 8,38 2
TOTAL COMMON STOCKS $ 2,700,58 3
Total Investments $ 2,782,10 0
Other Assets and Liabilities -  (0.67)% (18,64 6 )
TOTAL NET ASSETS - 100.00% $ 2,763,454
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,474 or 0.45% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,928 or 0.83% of net assets.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Non-income producing security

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2020 (unaudited)
See accompanying notes.
157
Portfolio Summary  (unaudited)
Location Percent
United States 56.47%
Japan 11.46%
Hong Kong 6.06%
United Kingdom 5.80%
Germany 4.80%
Australia 4.72%
Canada 2.36%
Spain 2.12%
Sweden 1.93%
France 1.61%
Singapore 1.35%
Norway 0.81%
Luxembourg 0.48%
China 0.42%
Mexico 0.28%
Other Assets and Liabilities
(0.67)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 6,414 $ 551,768 $ 480,969 $ 77,213
$ 6,414 $ 551,768 $ 480,969 $ 77,213
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 236 $ — $ — $ —
$ 236 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
158
INVESTMENT COMPANIES - 4.80% Shares Held Value (000's)
Money Market Funds - 4.80%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
82,006,473 $ 82,006
TOTAL INVESTMENT COMPANIES $ 82,006
BONDS - 20.80%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 0.04%
AmeriCredit Automobile Receivables 2016-1
2.89%, 01/10/2022 $ 731 $ 731
Commercial Mortgage Backed Securities - 6.89%
CD 2017-CD3 Mortgage Trust
3.98%, 02/10/2050
(c)
4,500 4,331
Citigroup Commercial Mortgage Trust
2016-GC36
4.91%, 02/10/2049
(c)
4,400 3,809
COMM 2013-CCRE9 Mortgage Trust
4.39%, 07/10/2045
(c),(d)
2,400 2,168
COMM 2014-CCRE19 Mortgage Trust
4.89%, 08/10/2047
(c)
3,700 3,141
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 7,700 7,904
3.30%, 04/25/2023
(c)
13,000 13,863
3.46%, 08/25/2023
(c)
12,400 13,336
3.53%, 10/25/2023
(c)
5,800 6,272
3.65%, 02/25/2028
(c)
3,250 3,762
Ginnie Mae
0.36%, 10/16/2053
(c),(e)
10,942 294
0.46%, 06/16/2052
(c),(e)
22,649 344
0.51%, 10/16/2054
(c),(e)
39,032 820
0.52%, 10/16/2054
(c),(e)
39,970 826
0.55%, 04/16/2047
(c),(e)
61,571 1,830
0.56%, 12/16/2053
(c),(e)
24,860 792
0.58%, 03/16/2060
(c),(e)
22,553 1,187
0.60%, 08/16/2051
(c),(e)
63,420 1,667
0.61%, 11/16/2045
(c),(e)
25,666 770
0.61%, 07/16/2060
(c),(e)
22,073 1,298
0.63%, 06/16/2054
(c),(e)
50,502 984
0.65%, 10/16/2054
(c),(e)
49,166 1,283
0.68%, 11/16/2052
(c),(e)
41,230 1,395
0.73%, 01/16/2056
(c),(e)
15,816 612
0.74%, 06/16/2057
(c),(e)
10,919 528
0.77%, 09/16/2053
(c),(e)
38,265 1,295
0.79%, 02/16/2053
(c),(e)
35,688 1,554
0.83%, 02/16/2053
(c),(e)
99,217 4,905
2.60%, 05/16/2059 3,811 3,961
2.60%, 03/16/2060 7,018 7,292
GS Mortgage Securities Trust 2013-GC13
4.22%, 07/10/2046
(c),(d)
5,000 3,982
GS Mortgage Securities Trust 2014-GC20
5.13%, 04/10/2047
(c)
2,000 1,825
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08/15/2050 5,250 4,654
Wells Fargo Commercial Mortgage Trust
2015-C31
4.76%, 11/15/2048
(c)
6,000 5,174
WFRBS Commercial Mortgage Trust 2014-C23
4.53%, 10/15/2057
(c)
9,700 9,785
$ 117,643
Credit Card Asset Backed Securities - 1.01%
Chase Issuance Trust
1.01%, 04/17/2023 17,208 17,158
1.00 x 1 Month USD LIBOR + 0.20%
Mortgage Backed Securities - 12.07%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(c),(d)
6,820 7,016
CSMC Trust 2015-1
3.94%, 01/25/2045
(c),(d)
7,071 6,978
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae Interest Strip
3.50%, 12/25/2043
(c),(e)
$ 3,697 $ 552
7.00%, 04/25/2024
(e)
17 2
Fannie Mae REMICS
1.09%, 04/25/2027 6 6
1.00 x 1 Month USD LIBOR + 0.60%
2.14%, 06/25/2045
(e)
13,443 739
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
2.50%, 02/25/2028
(e)
9,470 515
3.00%, 07/25/2032
(e)
8,975 737
3.00%, 10/25/2040
(e)
22,328 1,127
3.00%, 04/25/2042 6,030 6,389
3.00%, 08/25/2042 3,314 3,383
3.00%, 02/25/2043 3,996 4,133
3.00%, 01/25/2046 6,662 6,871
3.00%, 03/25/2046 5,421 5,637
3.00%, 05/25/2048 1,909 1,995
3.50%, 02/25/2036
(e)
6,986 747
3.50%, 01/25/2040
(e)
9,306 436
3.50%, 11/25/2042 9,708 10,526
3.50%, 02/25/2043
(e)
12,987 943
3.50%, 02/25/2043 766 820
3.50%, 07/25/2043
(e)
9,470 751
3.50%, 08/25/2045 2,931 3,293
4.00%, 06/25/2039 8,654 8,996
4.00%, 12/25/2039
(e)
4,409 190
4.00%, 03/25/2045 6,411 7,660
4.50%, 04/25/2045
(e)
18,205 2,831
5.41%, 03/25/2042
(e)
8,799 1,700
(1.00) x 1 Month USD LIBOR + 5.90%
5.51%, 10/25/2046
(e)
4,321 1,002
(1.00) x 1 Month USD LIBOR + 6.00%
6.01%, 04/25/2042
(e)
6,439 1,397
(1.00) x 1 Month USD LIBOR + 6.50%
7.00%, 04/25/2032 702 828
Freddie Mac REMICS
2.50%, 11/15/2032 3,842 4,052
2.50%, 02/15/2043 2,052 2,152
3.00%, 11/15/2030
(e)
3,612 97
3.00%, 06/15/2040 3,625 3,733
3.00%, 10/15/2041 1,840 1,899
3.00%, 10/15/2042 1,203 1,270
3.00%, 04/15/2046 2,289 2,469
3.00%, 11/15/2046 3,019 3,227
3.50%, 03/15/2029 3,706 4,006
3.50%, 04/15/2040
(e)
4,906 203
3.50%, 07/15/2042 2,972 3,043
3.50%, 05/15/2043 3,889 4,091
3.50%, 09/15/2043 7,680 7,948
4.00%, 05/15/2039 4,825 5,053
4.00%, 11/15/2042
(e)
6,770 849
4.00%, 11/15/2045 553 617
5.84%, 09/15/2041
(e)
11,920 1,657
(1.00) x 1 Month USD LIBOR + 6.65%
6.50%, 08/15/2027 62 66
Ginnie Mae
3.00%, 05/16/2037 11,279 11,510
3.50%, 08/20/2039
(e)
13,957 716
3.50%, 01/20/2043
(e)
13,515 2,134
3.50%, 10/20/2044
(e)
16,284 1,792
3.50%, 11/20/2045 4,500 4,776
4.00%, 11/16/2038 273 284
4.00%, 04/20/2044
(e)
4,910 430
4.00%, 01/20/2046
(e)
8,243 670
5.00%, 11/20/2039 2,609 2,985
5.33%, 08/20/2042
(e)
6,092 1,346
(1.00) x 1 Month USD LIBOR + 6.05%

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
5.38%, 06/20/2046
(e)
$ 4,592 $ 953
(1.00) x 1 Month USD LIBOR + 6.10%
5.46%, 08/16/2045
(e)
3,159 716
(1.00) x 1 Month USD LIBOR + 6.25%
5.48%, 08/20/2042
(e)
8,166 1,460
(1.00) x 1 Month USD LIBOR + 6.20%
5.48%, 11/20/2045
(e)
4,626 1,001
(1.00) x 1 Month USD LIBOR + 6.20%
5.48%, 09/20/2047
(e)
5,419 1,022
(1.00) x 1 Month USD LIBOR + 6.20%
5.48%, 09/20/2047
(e)
6,256 1,352
(1.00) x 1 Month USD LIBOR + 6.20%
5.53%, 06/20/2044
(e)
12,281 1,685
(1.00) x 1 Month USD LIBOR + 6.25%
6.03%, 11/20/2045
(e)
4,140 991
(1.00) x 1 Month USD LIBOR + 6.75%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
3,534 3,535
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(c),(d)
2,722 2,751
JP Morgan Mortgage Trust 2019-9
3.50%, 05/25/2050
(c),(d)
2,995 3,012
New Residential Mortgage Loan Trust 2015-2
5.53%, 08/25/2055
(c),(d)
5,323 5,451
NRP Mortgage Trust 2013-1
3.30%, 07/25/2043
(c),(d)
6,304 6,004
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(c)
6,322 6,280
Sequoia Mortgage Trust 2017-2
3.63%, 02/25/2047
(c),(d)
2,307 2,243
Sequoia Mortgage Trust 2017-3
3.80%, 04/25/2047
(c),(d)
2,314 2,196
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(c),(d)
1,142 1,141
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(c),(d)
3,107 3,098
$ 206,166
Other Asset Backed Securities - 0.79%
CNH Equipment Trust 2016-C
1.76%, 09/15/2023 1,600 1,598
TAL Advantage V LLC
3.33%, 05/20/2039
(d)
1,948 1,916
Towd Point Mortgage Trust
3.90%, 10/25/2053
(c),(d)
5,000 5,106
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 4,834 4,931
$ 13,551
TOTAL BONDS $ 355,249
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 73.99%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 11.07%
2.50%, 08/01/2027 $ 972 $ 1,018
2.50%, 02/01/2028 2,964 3,126
3.00%, 02/01/2027 2,545 2,691
3.00%, 02/01/2032 6,257 6,694
3.00%, 01/01/2033 4,174 4,457
3.00%, 04/01/2035 1,925 2,056
3.00%, 03/01/2037 4,360 4,615
3.00%, 10/01/2042 6,271 6,714
3.00%, 10/01/2042 5,479 5,954
3.00%, 05/01/2043 2,166 2,331
3.00%, 07/01/2045 6,027 6,473
3.00%, 10/01/2046 7,171 7,791
3.00%, 01/01/2047 5,885 6,393
3.50%, 11/01/2026 1,355 1,432
3.50%, 02/01/2032 3,189 3,428
3.50%, 04/01/2032 2,841 3,055
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 12/01/2041 $ 2,190 $ 2,410
3.50%, 04/01/2042 5,950 6,423
3.50%, 07/01/2042 7,486 8,104
3.50%, 08/01/2043 4,958 5,429
3.50%, 02/01/2044 5,345 5,708
3.50%, 07/01/2046 8,185 9,003
3.50%, 11/01/2046 5,185 5,652
3.50%, 01/01/2048 8,889 9,769
3.50%, 04/01/2049 12,832 13,982
3.85%, 10/01/2032 1 1
1.00 x 12 Month USD LIBOR + 1.98%
4.00%, 12/01/2041 3,581 4,053
4.00%, 07/01/2042 2,725 3,086
4.00%, 09/15/2042 1,807 2,081
4.00%, 07/01/2043 3,234 3,662
4.00%, 10/01/2045 6,969 7,816
4.00%, 11/01/2047 2,275 2,575
4.00%, 01/01/2048 7,034 7,953
4.50%, 04/01/2041 3,833 4,369
4.50%, 11/01/2043 3,473 3,957
5.00%, 10/01/2025 33 36
5.00%, 12/01/2032 33 36
5.00%, 02/01/2033 339 382
5.00%, 01/01/2034 3,233 3,693
5.00%, 05/01/2034 83 94
5.00%, 07/01/2035 30 34
5.00%, 07/01/2035 2 2
5.00%, 10/01/2035 6 7
5.00%, 11/01/2035 258 295
5.00%, 07/01/2044 2,518 2,875
5.00%, 03/01/2048 4,126 4,735
5.50%, 03/01/2029 1 1
5.50%, 05/01/2033 6 7
5.50%, 10/01/2033 11 13
5.50%, 12/01/2033 242 276
5.50%, 07/01/2037 14 16
5.50%, 04/01/2038 3 4
5.50%, 05/01/2038 29 32
6.00%, 01/01/2021 5 5
6.00%, 06/01/2028 5 5
6.00%, 05/01/2031 62 71
6.00%, 10/01/2031 2 2
6.00%, 02/01/2032 14 16
6.00%, 09/01/2032 46 51
6.00%, 11/01/2033 344 389
6.00%, 11/01/2033 79 87
6.00%, 09/01/2034 51 59
6.00%, 02/01/2035 45 52
6.00%, 10/01/2036 33 38
6.00%, 03/01/2037 73 82
6.00%, 05/01/2037 88 104
6.00%, 01/01/2038 10 11
6.00%, 03/01/2038 31 34
6.00%, 04/01/2038 58 65
6.00%, 07/01/2038 132 149
6.00%, 10/01/2038 79 91
6.50%, 12/01/2021 33 34
6.50%, 04/01/2022 41 42
6.50%, 05/01/2022 26 27
6.50%, 08/01/2022 13 14
6.50%, 05/01/2023 25 25
6.50%, 07/01/2023 1 1
6.50%, 07/01/2025 1 1
6.50%, 09/01/2025 1 1
6.50%, 10/01/2025 1 1
6.50%, 03/01/2029 26 29
6.50%, 04/01/2031 114 128
6.50%, 10/01/2031 43 49

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
160
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 02/01/2032 $ 6 $ 7
6.50%, 04/01/2032 5 6
6.50%, 04/01/2035 4 5
6.50%, 02/01/2037 27 32
7.00%, 07/01/2024 1 1
7.00%, 01/01/2028 170 186
7.00%, 06/01/2029 56 65
7.00%, 04/01/2031 41 47
7.00%, 10/01/2031 76 87
7.00%, 04/01/2032 105 124
7.50%, 12/01/2030 3 3
7.50%, 02/01/2031 10 11
7.50%, 02/01/2031 1 2
8.50%, 07/01/2029 67 71
$ 189,109
Federal National Mortgage Association (FNMA) - 0.46%
3.00%, 04/01/2043 5,813 6,167
3.61%, 12/01/2033 45 46
1.00 x 12 Month USD LIBOR + 1.65%
5.50%, 05/01/2033 72 75
6.00%, 01/01/2032 102 110
6.00%, 04/01/2033 160 175
6.00%, 09/01/2034 345 388
6.50%, 06/01/2031 58 69
6.50%, 11/01/2032 328 365
6.50%, 11/01/2032 90 100
7.00%, 08/01/2028 40 45
7.00%, 12/01/2028 39 44
7.00%, 07/01/2029 46 52
7.00%, 07/01/2032 110 123
7.50%, 12/01/2024 55 59
7.50%, 02/01/2030 51 56
$ 7,874
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 39.59%
2.00%, 08/01/2028 1,844 1,903
2.00%, 07/01/2030 4,885 5,042
2.50%, 06/01/2027 3,558 3,744
2.50%, 05/01/2028 1,574 1,662
2.50%, 08/01/2028 2,142 2,261
2.50%, 03/01/2030 4,909 5,183
2.50%, 07/01/2030 6,969 7,338
2.50%, 12/01/2031 6,673 7,036
2.50%, 04/01/2050 14,035 14,624
3.00%, 04/01/2027 2,436 2,579
3.00%, 05/01/2029 4,227 4,501
3.00%, 01/01/2030 368 391
3.00%, 08/01/2031 7,091 7,584
3.00%, 06/01/2033 9,536 10,115
3.00%, 12/01/2034 6,199 6,544
3.00%, 10/01/2036 5,344 5,742
3.00%, 11/01/2042 6,409 6,913
3.00%, 12/01/2042 4,973 5,349
3.00%, 12/01/2042 4,878 5,262
3.00%, 01/01/2043 4,662 5,015
3.00%, 02/01/2043 5,093 5,533
3.00%, 06/01/2043 8,811 9,505
3.00%, 08/01/2043 5,715 6,164
3.00%, 07/01/2045 2,279 2,450
3.00%, 01/01/2046 4,651 5,016
3.00%, 07/01/2046 6,508 6,965
3.00%, 09/01/2046 5,402 5,860
3.00%, 10/01/2046 6,304 6,770
3.00%, 11/01/2046 9,787 10,696
3.00%, 12/01/2046 5,130 5,533
3.00%, 12/01/2046 7,409 7,929
3.00%, 01/01/2047 5,996 6,512
3.00%, 01/01/2047 8,214 8,917
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 01/01/2047 $ 9,063 $ 9,840
3.00%, 10/01/2049 13,548 14,310
3.00%, 12/01/2049 9,862 10,417
3.00%, 01/01/2050 14,837 15,679
3.00%, 02/01/2050 14,134 14,937
3.50%, 08/01/2031 3,597 3,880
3.50%, 02/01/2033 7,531 8,122
3.50%, 09/01/2033 7,450 8,037
3.50%, 06/01/2039 3,826 4,097
3.50%, 02/01/2042 5,196 5,761
3.50%, 06/01/2042 2,726 2,950
3.50%, 07/01/2042 3,954 4,328
3.50%, 09/01/2042 6,962 7,620
3.50%, 11/01/2042 4,030 4,411
3.50%, 02/01/2043 1,672 1,854
3.50%, 05/01/2043 2,287 2,536
3.50%, 05/01/2043 4,136 4,549
3.50%, 09/01/2044 11,984 13,276
3.50%, 10/01/2044 5,509 6,105
3.50%, 11/01/2044 4,827 5,349
3.50%, 03/01/2045 4,389 4,825
3.50%, 03/01/2045 2,576 2,803
3.50%, 06/01/2045 5,330 5,907
3.50%, 08/01/2045 4,890 5,419
3.50%, 09/01/2045 4,241 4,641
3.50%, 10/01/2045 4,930 5,465
3.50%, 11/01/2045 8,728 9,597
3.50%, 01/01/2046 4,301 4,767
3.50%, 03/01/2046 6,021 6,673
3.50%, 04/01/2046 6,298 6,981
3.50%, 10/01/2047 4,542 5,032
3.50%, 11/01/2048 11,838 13,106
3.50%, 05/01/2049 7,947 8,728
4.00%, 01/01/2034 1,018 1,102
4.00%, 10/01/2037 5,184 5,599
4.00%, 09/01/2040 2,176 2,407
4.00%, 02/01/2042 1,750 1,960
4.00%, 01/01/2043 1,752 1,983
4.00%, 03/01/2043 3,210 3,555
4.00%, 08/01/2043 6,011 6,804
4.00%, 04/01/2044 2,283 2,584
4.00%, 08/01/2044 3,100 3,509
4.00%, 08/01/2044 8,281 9,374
4.00%, 11/01/2044 2,484 2,812
4.00%, 12/01/2044 5,117 5,793
4.00%, 02/01/2045 4,231 4,789
4.00%, 07/01/2045 4,589 5,126
4.00%, 08/01/2045 4,956 5,608
4.00%, 01/01/2046 6,772 7,654
4.00%, 07/01/2046 6,345 7,181
4.00%, 08/01/2046 8,670 9,600
4.00%, 07/01/2047 6,731 7,614
4.00%, 10/01/2047 5,648 6,330
4.00%, 12/01/2047 4,693 5,308
4.00%, 02/01/2048 6,627 7,421
4.50%, 09/01/2025 827 884
4.50%, 08/01/2039 2,350 2,646
4.50%, 03/01/2041 2,932 3,257
4.50%, 03/01/2042 6,272 7,141
4.50%, 09/01/2043 5,342 6,084
4.50%, 09/01/2043 3,035 3,457
4.50%, 11/01/2043 4,775 5,437
4.50%, 10/01/2044 2,706 3,047
4.50%, 12/01/2044 6,825 7,773
4.50%, 05/01/2045 3,038 3,459
4.50%, 09/01/2045 4,370 4,933
4.50%, 10/01/2045 5,711 6,499

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
161
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 11/01/2045 $ 7,393 $ 8,345
4.50%, 08/01/2048 5,943 6,704
4.50%, 09/01/2048 10,635 12,098
4.50%, 11/01/2048 7,163 7,955
4.50%, 12/01/2048 7,807 8,713
5.00%, 01/01/2026 37 40
5.00%, 04/01/2035 108 123
5.00%, 05/01/2035 57 65
5.00%, 07/01/2035 20 23
5.00%, 02/01/2038 1,584 1,807
5.00%, 03/01/2038 1,135 1,295
5.00%, 02/01/2040 5,198 5,942
5.00%, 05/01/2040 2,161 2,481
5.00%, 07/01/2040 1,272 1,451
5.00%, 07/01/2041 6,060 6,972
5.00%, 02/01/2044 2,741 3,148
5.00%, 06/01/2044 2,595 2,961
5.00%, 05/01/2048 4,534 5,201
5.50%, 06/01/2026 41 45
5.50%, 07/01/2033 479 547
5.50%, 02/01/2037 3 4
5.50%, 12/01/2037 695 795
5.50%, 03/01/2038 145 164
6.00%, 12/01/2022 4 4
6.00%, 03/01/2029 29 33
6.00%, 12/01/2031 1 1
6.00%, 12/01/2031 2 2
6.00%, 11/01/2032 6 7
6.00%, 03/01/2034 127 141
6.00%, 11/01/2037 11 12
6.00%, 02/01/2038 41 46
6.00%, 03/01/2038 45 51
6.00%, 04/01/2039 419 477
6.50%, 09/01/2024 77 86
6.50%, 08/01/2028 16 17
6.50%, 02/01/2029 4 4
6.50%, 03/01/2029 22 25
6.50%, 04/01/2029 21 23
6.50%, 06/01/2031 59 66
6.50%, 12/01/2031 2 2
6.50%, 01/01/2032 28 32
6.50%, 04/01/2032 69 78
6.50%, 04/01/2032 18 21
6.50%, 08/01/2032 61 69
6.50%, 02/01/2033 62 71
6.50%, 04/01/2036 2 3
6.50%, 08/01/2036 23 28
6.50%, 08/01/2036 60 71
6.50%, 10/01/2036 25 30
6.50%, 11/01/2036 19 23
6.50%, 07/01/2037 19 22
6.50%, 07/01/2037 11 13
6.50%, 08/01/2037 318 381
6.50%, 08/01/2037 27 32
6.50%, 02/01/2038 22 25
6.50%, 05/01/2038 3 3
7.00%, 05/01/2022 3 3
7.00%, 11/01/2031 119 136
7.50%, 08/01/2032 7 8
8.50%, 09/01/2025 1 1
9.00%, 09/01/2030 1 1
$ 676,297
Government National Mortgage Association (GNMA) - 13.58%
3.00%, 11/15/2042 3,463 3,697
3.00%, 12/15/2042 3,639 3,889
3.00%, 02/15/2043 4,347 4,715
3.00%, 07/20/2045 15,591 16,612
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 07/20/2046 $ 5,712 $ 6,100
3.00%, 08/20/2046 12,496 13,348
3.00%, 09/20/2046 15,024 16,055
3.00%, 09/20/2046 6,172 6,698
3.00%, 11/20/2046 4,279 4,602
3.00%, 12/20/2046 7,507 8,022
3.00%, 02/20/2047 8,906 9,489
3.00%, 08/20/2047 6,365 6,792
3.00%, 11/15/2047 6,942 7,404
3.50%, 08/20/2042 3,755 4,084
3.50%, 05/15/2043 6,488 7,042
3.50%, 06/20/2043 4,498 4,909
3.50%, 08/15/2043 5,254 5,683
3.50%, 04/20/2045 3,834 4,150
3.50%, 02/20/2047 1,995 2,177
3.50%, 04/20/2047 11,310 12,002
3.50%, 05/20/2047 12,154 13,205
3.50%, 10/20/2047 4,161 4,474
3.50%, 11/20/2047 4,291 4,617
3.50%, 02/20/2048 12,958 13,843
4.00%, 08/15/2041 3,461 3,794
4.00%, 09/15/2041 5,214 5,744
4.00%, 03/15/2044 3,450 3,803
4.00%, 10/20/2044 3,084 3,346
4.00%, 01/20/2048 22,625 24,917
5.00%, 02/15/2034 95 107
5.00%, 10/15/2039 2,122 2,422
5.50%, 07/20/2033 793 898
5.50%, 03/20/2034 832 943
5.50%, 05/20/2035 86 98
6.00%, 10/15/2023 43 47
6.00%, 11/15/2023 7 7
6.00%, 11/15/2023 4 5
6.00%, 12/15/2023 2 2
6.00%, 04/20/2026 24 26
6.00%, 10/20/2028 4 4
6.00%, 02/20/2029 44 49
6.00%, 09/15/2032 53 58
6.00%, 02/15/2033 16 18
6.00%, 07/20/2033 636 727
6.00%, 08/15/2038 65 72
6.50%, 09/15/2023 2 2
6.50%, 09/15/2023 3 4
6.50%, 09/15/2023 9 10
6.50%, 10/15/2023 9 10
6.50%, 12/15/2023 2 2
6.50%, 12/15/2023 8 9
6.50%, 12/15/2023 1 1
6.50%, 12/15/2023 9 10
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 8 8
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 3 4
6.50%, 01/15/2024 15 16
6.50%, 01/15/2024 1 1
6.50%, 04/15/2024 5 6
6.50%, 04/20/2024 3 3
6.50%, 07/15/2024 13 14
6.50%, 01/15/2026 4 4
6.50%, 03/15/2026 3 3
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 5 6
6.50%, 03/20/2031 41 49
6.50%, 04/20/2031 35 42
6.50%, 07/15/2031 1 1
6.50%, 10/15/2031 9 11
6.50%, 07/15/2032 2 3
6.50%, 05/20/2034 438 502

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
162
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.80%, 04/20/2025 $ 17 $ 18
7.00%, 11/15/2022 2 2
7.00%, 12/15/2022 10 11
7.00%, 01/15/2023 1 1
7.00%, 01/15/2023 3 3
7.00%, 02/15/2023 10 10
7.00%, 07/15/2023 3 3
7.00%, 07/15/2023 1 1
7.00%, 08/15/2023 7 7
7.00%, 12/15/2023 3 3
7.00%, 12/15/2023 8 8
7.00%, 01/15/2026 5 5
7.00%, 01/15/2027 9 10
7.00%, 10/15/2027 6 6
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 1 1
7.00%, 12/15/2027 2 2
7.00%, 12/15/2027 1 1
7.00%, 04/15/2028 2 2
7.00%, 06/15/2028 86 97
7.00%, 12/15/2028 47 52
7.00%, 01/15/2029 33 37
7.00%, 03/15/2029 20 20
7.00%, 04/15/2029 133 148
7.00%, 05/15/2031 5 6
7.00%, 07/15/2031 1 1
7.00%, 09/15/2031 1 1
7.50%, 12/15/2021 3 3
7.50%, 03/15/2022 2 2
7.50%, 08/15/2022 6 6
7.50%, 08/15/2022 1 1
7.50%, 08/15/2022 1 1
7.50%, 02/15/2023 1 1
7.50%, 05/15/2023 1 1
7.50%, 05/15/2023 4 3
7.50%, 06/15/2023 1 1
7.50%, 03/15/2024 7 7
7.50%, 08/15/2024 1 1
7.50%, 05/15/2027 4 4
7.50%, 06/15/2027 7 7
7.50%, 08/15/2029 21 22
7.50%, 10/15/2029 14 14
7.50%, 11/15/2029 39 40
8.00%, 02/15/2022 4 4
8.00%, 12/15/2030 5 6
9.00%, 11/15/2021 5 4
9.50%, 08/15/2021 1 1
$ 232,006
U.S. Treasury - 1.08%
2.13%, 12/31/2022 4,920 5,167
3.13%, 05/15/2021 13,000 13,401
$ 18,568
U.S. Treasury Bill - 7.81%
0.09%, 07/02/2020
(f)
54,500 54,492
0.11%, 07/30/2020
(f)
78,900 78,881
$ 133,373
U.S. Treasury Strip - 0.40%
0.00%, 05/15/2020
(g),(h)
6,800 6,800
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,264,027
Total Investments $ 1,701,282
Other Assets and Liabilities -  0.41% 6,979
TOTAL NET ASSETS - 100.00% $ 1,708,261
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $56,597 or 3.31% of net assets.
(e) Security is an Interest Only Strip.
(f) Rate shown is the discount rate of the original purchase.
(g) Non-income producing security
(h) Security is a Principal Only Strip.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 83.66%
Government 9.29%
Money Market Funds 4.80%
Asset Backed Securities 1.84%
Other Assets and Liabilities
0.41%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
163
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 61,450 $ 464,549 $ 443,993 $ 82,006
$ 61,450 $ 464,549 $ 443,993 $ 82,006
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 403 $ — $ — $ —
$ 403 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2020 Short 304 $ 42,275 $ (1,336)
US Long Bond; June 2020 Short 173 31,319 (793)
US Ultra Bond; June 2020 Short 21 4,720 (459)
Total $ (2,588)
Amounts in thousands except contracts.

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
164
INVESTMENT COMPANIES - 5.61% Shares Held Value (000's)
Money Market Funds - 5.61%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
9,247,854 $ 9,248
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
140,748,093 140,748
$ 149,996
TOTAL INVESTMENT COMPANIES $ 149,996
COMMON STOCKS - 0.01% Shares Held Value (000's)
Automobile Manufacturers - 0.00%
Motors Liquidation Co GUC Trust
(d)
270 3
Commercial Services - 0.01%
ATD New Holdings Inc
(d),(e),(f)
101,514 256
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e),(f)
164,087 —
Software - 0.00%
Avaya Holdings Corp
(d)
2 —
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e),(f)
15,207 —
TOTAL COMMON STOCKS $ 259
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e),(f)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 81.80%
Principal
Amount (000's) Value (000's)
Advertising - 0.42%
Lamar Media Corp
3.75%, 02/15/2028
(g)
$ 1,000 $ 921
5.75%, 02/01/2026 601 611
MDC Partners Inc
6.50%, 05/01/2024
(g)
1,260 977
National CineMedia LLC
5.88%, 04/15/2028
(g)
900 639
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(g)
575 526
5.00%, 08/15/2027
(g)
7,090 6,770
5.63%, 02/15/2024 124 123
Terrier Media Buyer Inc
8.88%, 12/15/2027
(g)
830 685
$ 11,252
Aerospace & Defense - 1.97%
Bombardier Inc
5.75%, 03/15/2022
(g)
300 225
6.00%, 10/15/2022
(g)
740 555
6.13%, 01/15/2023
(g)
782 559
7.45%, 05/01/2034
(g)
200 124
7.50%, 12/01/2024
(g)
400 266
7.50%, 03/15/2025
(g)
898 579
7.88%, 04/15/2027
(g)
1,455 942
8.75%, 12/01/2021
(g)
200 166
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(g)
500 341
Howmet Aerospace Inc
5.95%, 02/01/2037 771 723
Leonardo US Holdings Inc
6.25%, 01/15/2040
(g)
140 140
Signature Aviation US Holdings Inc
4.00%, 03/01/2028
(g)
655 557
5.38%, 05/01/2026
(g)
575 530
Spirit AeroSystems Inc
3.95%, 06/15/2023 1,460 1,261
4.60%, 06/15/2028 560 442
TransDigm Inc
5.50%, 11/15/2027
(g)
13,795 11,657
6.25%, 03/15/2026
(g)
13,335 13,052
6.38%, 06/15/2026 11,903 10,188
6.50%, 05/15/2025 1,054 943
7.50%, 03/15/2027 8,005 7,287
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm UK Holdings PLC
6.88%, 05/15/2026 $ 1,435 $ 1,227
Triumph Group Inc
5.25%, 06/01/2022 755 583
7.75%, 08/15/2025 631 409
$ 52,756
Agriculture - 0.10%
JBS Investments II GmbH
5.75%, 01/15/2028
(g)
730 712
7.00%, 01/15/2026
(g)
900 934
Pyxus International Inc
9.88%, 07/15/2021 200 36
Vector Group Ltd
6.13%, 02/01/2025
(g)
753 730
10.50%, 11/01/2026
(g)
415 382
$ 2,794
Airlines - 0.21%
Air Canada
7.75%, 04/15/2021
(g)
250 244
Delta Air Lines Inc
2.90%, 10/28/2024 1,015 793
3.63%, 03/15/2022 1,040 931
3.75%, 10/28/2029 830 580
3.80%, 04/19/2023 685 583
4.38%, 04/19/2028 730 542
UAL 2007-1 Pass Through Trust
6.64%, 01/02/2024 194 168
United Airlines Holdings Inc
4.25%, 10/01/2022 450 373
5.00%, 02/01/2024 1,737 1,328
Virgin Australia Holdings Ltd
7.88%, 10/15/2021
(g)
200 32
8.13%, 11/15/2024
(g)
400 60
$ 5,634
Apparel - 0.10%
Hanesbrands Inc
4.63%, 05/15/2024
(g)
1,045 1,045
4.88%, 05/15/2026
(g)
885 891
Levi Strauss & Co
5.00%, 05/01/2025 150 151
Under Armour Inc
3.25%, 06/15/2026 585 527
Wolverine World Wide Inc
5.00%, 09/01/2026
(g)
80 77
$ 2,691
Automobile Manufacturers - 2.05%
Allison Transmission Inc
4.75%, 10/01/2027
(g)
25 23
5.00%, 10/01/2024
(g)
630 605
5.88%, 06/01/2029
(g)
465 451
Aston Martin Capital Holdings Ltd
6.50%, 04/15/2022
(g),(h)
1,674 1,277
BCD Acquisition Inc
9.63%, 09/15/2023
(g)
800 663
Fiat Chrysler Automobiles NV
5.25%, 04/15/2023 1,427 1,420
Ford Motor Co
4.35%, 12/08/2026 1,500 1,189
4.75%, 01/15/2043 1,446 922
5.29%, 12/08/2046 1,145 776
6.63%, 10/01/2028 1,000 830
7.45%, 07/16/2031 2,960 2,472
9.00%, 04/22/2025 2,840 2,765
9.63%, 04/22/2030 4,410 4,394
Ford Motor Credit Co LLC
3.09%, 01/09/2023 1,400 1,260
3.10%, 05/04/2023 1,700 1,496
3.20%, 01/15/2021 200 193

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
165
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Credit Co LLC   (continued)
3.22%, 01/09/2022 $ 500 $ 467
3.34%, 03/18/2021 1,500 1,440
3.34%, 03/28/2022 2,400 2,208
3.35%, 11/01/2022 1,800 1,620
3.55%, 10/07/2022 900 824
3.81%, 10/12/2021 800 752
3.81%, 01/09/2024 1,900 1,686
4.06%, 11/01/2024 4,550 3,958
4.13%, 08/04/2025 3,000 2,546
4.38%, 08/06/2023 1,525 1,388
4.39%, 01/08/2026 1,300 1,133
4.54%, 08/01/2026 1,650 1,415
5.11%, 05/03/2029 1,400 1,185
5.58%, 03/18/2024 6,850 6,439
5.60%, 01/07/2022 900 875
5.88%, 08/02/2021 2,500 2,475
General Motors Co
0.00%, 12/01/2020
(d),(e),(f),(i)
25 —
0.00%, 12/01/2020
(d),(e),(f),(i)
50 —
0.00%, 07/15/2023
(d),(e),(f),(i)
1,000 —
0.00%, 09/01/2025
(d),(e),(f),(i)
700 —
0.00%, 05/01/2028
(d),(e),(f),(i)
150 —
0.00%, 03/06/2032
(d),(e),(f),(i)
75 —
0.00%, 07/15/2033
(d),(e),(f),(i)
100 —
0.00%, 07/15/2033
(d),(e),(f),(i)
5,050 —
0.00%, 03/15/2036
(d),(e),(f),(i)
725 —
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(g),(h)
960 593
JB Poindexter & Co Inc
7.13%, 04/15/2026
(g)
115 112
Navistar International Corp
6.63%, 11/01/2025
(g)
1,505 1,291
Tesla Inc
5.30%, 08/15/2025
(g)
890 868
Wabash National Corp
5.50%, 10/01/2025
(g)
792 649
$ 54,660
Automobile Parts & Equipment - 1.12%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(g)
1,500 1,119
Adient US LLC
7.00%, 05/15/2026
(g)
250 249
American Axle & Manufacturing Inc
6.25%, 04/01/2025 280 213
6.25%, 03/15/2026 649 483
6.50%, 04/01/2027 802 603
6.63%, 10/15/2022 105 88
Cooper-Standard Automotive Inc
5.63%, 11/15/2026
(g)
626 407
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(g)
910 826
6.50%, 06/01/2026
(g)
537 486
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(g)
1,000 699
Delphi Technologies PLC
5.00%, 10/01/2025
(g)
650 608
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027
(h)
585 501
5.00%, 05/31/2026
(h)
700 609
5.13%, 11/15/2023 600 562
IHO Verwaltungs GmbH
4.75%, PIK 5.50%, 09/15/2026
(g),(j),(k)
950 807
Meritor Inc
6.25%, 02/15/2024 69 67
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05/15/2026
(g)
$ 12,915 $ 12,999
8.50%, 05/15/2027
(g)
1,490 1,263
Tenneco Inc
5.00%, 07/15/2026
(h)
434 194
5.38%, 12/15/2024 42 18
Truck Hero Inc
8.50%, 04/21/2024
(g)
5,680 4,713
ZF North America Capital Inc
4.50%, 04/29/2022
(g)
975 989
4.75%, 04/29/2025
(g)
1,400 1,303
$ 29,806
Banks - 1.17%
CIT Group Inc
4.75%, 02/16/2024 795 759
5.00%, 08/15/2022 3,021 2,976
5.00%, 08/01/2023 905 886
5.25%, 03/07/2025
(h)
515 513
6.13%, 03/09/2028 100 102
Commerzbank AG
8.13%, 09/19/2023
(g)
985 1,085
Deutsche Bank AG
4.30%, 05/24/2028
(l)
750 676
USD Swap Semi-Annual 5 Year + 2.25%
4.50%, 04/01/2025 1,255 1,185
Deutsche Bank AG/New York NY
4.88%, 12/01/2032
(l)
645 578
USD Swap Rate NY 5 Year + 2.55%
Dresdner Funding Trust I
8.15%, 06/30/2031
(g)
1,315 1,657
Freedom Mortgage Corp
8.13%, 11/15/2024
(g)
300 249
8.25%, 04/15/2025
(g)
900 765
10.75%, 04/01/2024
(g)
300 273
Intesa Sanpaolo SpA
5.02%, 06/26/2024
(g)
2,250 2,249
5.71%, 01/15/2026
(g)
1,200 1,226
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(g)
14,033 11,893
RBS Capital Trust II
6.43%, 12/31/2049
(l),(m)
150 205
3 Month USD LIBOR + 1.94%
Royal Bank of Scotland Group PLC
7.65%, 12/31/2049
(l),(m)
700 965
3 Month USD LIBOR + 2.50%
Standard Chartered PLC
7.01%, 12/31/2049
(g),(l),(m)
600 633
3 Month USD LIBOR + 1.46%
Synovus Financial Corp
5.90%, 02/07/2029
(l)
900 855
USD Swap Semi-Annual 5 Year + 3.38%
UniCredit SpA
7.30%, 04/02/2034
(g),(l)
1,465 1,574
USD Swap Rate NY 5 Year + 4.91%
$ 31,304
Beverages - 0.03%
Cott Holdings Inc
5.50%, 04/01/2025
(g)
725 729
Building Materials - 0.39%
American Woodmark Corp
4.88%, 03/15/2026
(g)
300 280
BMC East LLC
5.50%, 10/01/2024
(g)
235 223
Boise Cascade Co
5.63%, 09/01/2024
(g)
165 164

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
166
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Builders FirstSource Inc
5.00%, 03/01/2030
(g)
$ 640 $ 549
6.75%, 06/01/2027
(g)
725 747
Cornerstone Building Brands Inc
8.00%, 04/15/2026
(g)
1,175 999
CPG Merger Sub LLC
8.00%, 10/01/2021
(g)
70 68
James Hardie International Finance DAC
5.00%, 01/15/2028
(g)
300 284
JELD-WEN Inc
4.63%, 12/15/2025
(g)
1,280 1,139
4.88%, 12/15/2027
(g)
371 327
Louisiana-Pacific Corp
4.88%, 09/15/2024 6 6
Masonite International Corp
5.38%, 02/01/2028
(g)
550 524
5.75%, 09/15/2026
(g)
220 213
Norbord Inc
5.75%, 07/15/2027
(g)
300 273
6.25%, 04/15/2023
(g)
2 2
Patrick Industries Inc
7.50%, 10/15/2027
(g)
435 405
Standard Industries Inc/NJ
4.75%, 01/15/2028
(g)
536 524
5.00%, 02/15/2027
(g)
1,150 1,153
5.38%, 11/15/2024
(g)
1,025 1,028
5.50%, 02/15/2023
(g)
50 50
6.00%, 10/15/2025
(g)
765 788
Summit Materials LLC / Summit Materials
Finance Corp
5.13%, 06/01/2025
(g)
503 487
US Concrete Inc
6.38%, 06/01/2024 248 234
$ 10,467
Chemicals - 1.14%
Aruba Investments Inc
8.75%, 02/15/2023
(g)
175 171
Ashland LLC
4.75%, 08/15/2022 120 125
Blue Cube Spinco LLC
9.75%, 10/15/2023 875 912
10.00%, 10/15/2025 463 491
CF Industries Inc
3.45%, 06/01/2023 1,760 1,782
4.95%, 06/01/2043 950 971
5.15%, 03/15/2034 687 714
5.38%, 03/15/2044 621 643
Chemours Co/The
6.63%, 05/15/2023 497 465
Consolidated Energy Finance SA
6.88%, 06/15/2025
(g)
300 231
Cornerstone Chemical Co
6.75%, 08/15/2024
(g)
12,863 10,419
CVR Partners LP / CVR Nitrogen Finance Corp
9.25%, 06/15/2023
(g)
300 264
Element Solutions Inc
5.88%, 12/01/2025
(g)
800 793
GCP Applied Technologies Inc
5.50%, 04/15/2026
(g)
600 577
HB Fuller Co
4.00%, 02/15/2027 750 695
INEOS Group Holdings SA
5.63%, 08/01/2024
(g)
430 418
Kraton Polymers LLC / Kraton Polymers Capital
Corp
7.00%, 04/15/2025
(g)
900 864
Nufarm Australia Ltd / Nufarm Americas Inc
5.75%, 04/30/2026
(g)
600 564
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
OCI NV
6.63%, 04/15/2023
(g)
$ 500 $ 500
Olin Corp
5.00%, 02/01/2030 520 454
5.13%, 09/15/2027 477 436
5.50%, 08/15/2022 190 193
PolyOne Corp
5.25%, 03/15/2023 355 369
PQ Corp
6.75%, 11/15/2022
(g)
500 504
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(g)
432 370
Rayonier AM Products Inc
5.50%, 06/01/2024
(g),(h)
790 420
SPCM SA
4.88%, 09/15/2025
(g)
850 858
Starfruit Finco BV / Starfruit US Holdco LLC
8.00%, 10/01/2026
(g)
525 492
TPC Group Inc
10.50%, 08/01/2024
(g)
705 576
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.38%, 09/01/2025
(g)
1,018 858
Tronox Finance PLC
5.75%, 10/01/2025
(g)
880 779
Tronox Inc
6.50%, 04/15/2026
(g)
1,075 973
Valvoline Inc
4.38%, 08/15/2025 318 319
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(g)
15 10
WR Grace & Co-Conn
5.13%, 10/01/2021
(g)
1,275 1,281
5.63%, 10/01/2024
(g)
60 60
$ 30,551
Coal - 0.10%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(g)
1,061 684
CONSOL Energy Inc
11.00%, 11/15/2025
(g)
295 127
Foresight Energy LLC / Foresight Energy Finance
Corp
0.00%, 04/01/2023
(d),(g)
550 1
Natural Resource Partners LP / NRP Finance Corp
9.13%, 06/30/2025
(g),(h)
1,000 840
Peabody Energy Corp
6.00%, 03/31/2022
(g)
236 175
SunCoke Energy Partners LP / SunCoke Energy
Partners Finance Corp
7.50%, 06/15/2025
(g)
340 259
Warrior Met Coal Inc
8.00%, 11/01/2024
(g)
585 548
$ 2,634
Commercial Services - 3.07%
ACE Cash Express Inc
12.00%, 12/15/2022
(g)
3 2
Adani Abbot Point Terminal Pty Ltd
4.45%, 12/15/2022
(g),(h)
1,085 857
ADT Security Corp/The
3.50%, 07/15/2022 560 546
4.13%, 06/15/2023 315 313
4.88%, 07/15/2032
(g)
540 481
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
545 256
Algeco Global Finance Plc
8.00%, 02/15/2023
(g)
600 525

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
167
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.63%, 07/15/2026
(g)
$ 1,635 $ 1,681
9.75%, 07/15/2027
(g)
905 914
AMN Healthcare Inc
5.13%, 10/01/2024
(g)
423 419
Aptim Corp
7.75%, 06/15/2025
(g)
300 102
APX Group Inc
7.88%, 12/01/2022 918 877
ASGN Inc
4.63%, 05/15/2028
(g)
6,575 6,063
Atento Luxco 1 SA
6.13%, 08/10/2022
(g)
100 63
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.50%, 04/01/2023 14 9
6.38%, 04/01/2024
(g)
118 73
Brink's Co/The
4.63%, 10/15/2027
(g)
1,100 1,029
Capitol Investment Merger Sub 2 LLC
10.00%, 08/01/2024
(g)
360 335
Carriage Services Inc
6.63%, 06/01/2026
(g)
8 8
Cimpress PLC
7.00%, 06/15/2026
(g)
1,250 908
Emeco Pty Ltd
9.25%, 03/31/2022 395 379
Garda World Security Corp
8.75%, 05/15/2025
(g)
1,600 1,584
9.50%, 11/01/2027
(g)
795 795
Gartner Inc
5.13%, 04/01/2025
(g)
440 454
Graham Holdings Co
5.75%, 06/01/2026
(g)
1,029 1,039
Herc Holdings Inc
5.50%, 07/15/2027
(g)
155 145
Hertz Corp/The
5.50%, 10/15/2024
(g)
700 144
6.25%, 10/15/2022 300 68
Jaguar Holding Co II / Pharmaceutical Product
Development LLC
6.38%, 08/01/2023
(g)
753 762
Laureate Education Inc
8.25%, 05/01/2025
(g)
773 790
LSC Communications Inc
8.75%, 10/15/2023
(g)
350 21
Midas Intermediate Holdco II LLC / Midas
Intermediate Holdco II Finance Inc
7.88%, 10/01/2022
(g)
220 153
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
(g)
17,764 15,832
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/2025
(g),(h)
775 748
5.50%, 10/01/2021
(g)
195 193
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
(g)
8,522 8,395
Prime Security Services Borrower LLC / Prime
Finance Inc
5.25%, 04/15/2024
(g)
1,230 1,205
5.75%, 04/15/2026
(g)
950 936
6.25%, 01/15/2028
(g)
1,000 887
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(g)
9,025 9,619
8.25%, 11/15/2026
(g)
1,400 1,519
Ritchie Bros Auctioneers Inc
5.38%, 01/15/2025
(g)
405 409
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
RR Donnelley & Sons Co
6.50%, 11/15/2023 $ 62 $ 55
Service Corp International/US
5.13%, 06/01/2029 565 588
5.38%, 05/15/2024 475 482
8.00%, 11/15/2021 370 389
ServiceMaster Co LLC/The
5.13%, 11/15/2024
(g)
760 775
Sotheby's
7.38%, 10/15/2027
(g),(h)
8,665 7,294
Team Health Holdings Inc
6.38%, 02/01/2025
(g),(h)
4,324 2,378
United Rentals North America Inc
4.00%, 07/15/2030 780 737
4.63%, 10/15/2025 584 574
4.88%, 01/15/2028 1,965 1,969
5.25%, 01/15/2030 200 201
5.50%, 07/15/2025 452 458
5.50%, 05/15/2027 905 914
5.88%, 09/15/2026 1,060 1,089
6.50%, 12/15/2026 1,075 1,113
Verscend Escrow Corp
9.75%, 08/15/2026
(g)
1,150 1,199
WEX Inc
4.75%, 02/01/2023
(g)
130 125
WW International Inc
8.63%, 12/01/2025
(g)
17 17
$ 81,895
Computers - 0.50%
Banff Merger Sub Inc
9.75%, 09/01/2026
(g)
1,450 1,301
Booz Allen Hamilton Inc
5.13%, 05/01/2025
(g)
174 172
Dell Inc
5.40%, 09/10/2040 150 142
6.50%, 04/15/2038 674 693
Dell International LLC / EMC Corp
5.88%, 06/15/2021
(g)
729 729
EMC Corp
3.38%, 06/01/2023 415 413
Everi Payments Inc
7.50%, 12/15/2025
(g)
7 6
Exela Intermediate LLC / Exela Finance Inc
10.00%, 07/15/2023
(g)
735 136
NCR Corp
5.75%, 09/01/2027
(g)
875 877
6.13%, 09/01/2029
(g)
835 829
6.38%, 12/15/2023 480 486
Presidio Holdings Inc
4.88%, 02/01/2027
(g)
4,400 4,334
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
6.75%, 06/01/2025
(g)
836 811
Vericast Corp/Harland Clarke/Checks in the Mail/
Valassis Comm/Valassis Direct
12.50%, 05/01/2024
(g)
479 491
Western Digital Corp
4.75%, 02/15/2026 1,883 1,922
$ 13,342
Consumer Products - 0.08%
ACCO Brands Corp
5.25%, 12/15/2024
(g)
316 314
Central Garden & Pet Co
5.13%, 02/01/2028 642 648
Kronos Acquisition Holdings Inc
9.00%, 08/15/2023
(g)
951 825

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
168
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Prestige Brands Inc
6.38%, 03/01/2024
(g)
$ 228 $ 234
$ 2,021
Cosmetics & Personal Care - 0.11%
Avon International Capital PLC
6.50%, 08/15/2022
(g)
878 825
Avon Products Inc
7.00%, 03/15/2023 84 80
8.95%, 03/15/2043 240 233
Coty Inc
6.50%, 04/15/2026
(g)
1,033 868
Edgewell Personal Care Co
4.70%, 05/19/2021 367 369
4.70%, 05/24/2022 445 452
High Ridge Brands Co
0.00%, 03/15/2025
(d),(g)
4,938 49
$ 2,876
Distribution & Wholesale - 0.82%
American Builders & Contractors Supply Co Inc
5.88%, 05/15/2026
(g)
450 445
Anixter Inc
5.13%, 10/01/2021 140 142
5.50%, 03/01/2023 511 516
Core & Main Holdings LP
8.63%, PIK 9.38%, 09/15/2024
(g),(j),(k)
300 285
Core & Main LP
6.13%, 08/15/2025
(g)
580 557
H&E Equipment Services Inc
5.63%, 09/01/2025 476 453
HD Supply Inc
5.38%, 10/15/2026
(g)
650 663
IAA Inc
5.50%, 06/15/2027
(g)
5,998 5,985
KAR Auction Services Inc
5.13%, 06/01/2025
(g)
932 794
Performance Food Group Inc
5.50%, 06/01/2024
(g)
4,260 4,153
5.50%, 10/15/2027
(g)
5,140 4,884
6.88%, 05/01/2025
(g)
2,225 2,264
Resideo Funding Inc
6.13%, 11/01/2026
(g)
703 615
Wolverine Escrow LLC
8.50%, 11/15/2024
(g)
87 61
$ 21,817
Diversified Financial Services - 4.35%
AerCap Holdings NV
5.88%, 10/10/2079
(l)
1,290 861
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Alliance Data Systems Corp
4.75%, 12/15/2024
(g)
8,875 6,567
Ally Financial Inc
5.75%, 11/20/2025 2,025 2,075
8.00%, 11/01/2031 4,340 5,306
8.00%, 11/01/2031 1,237 1,429
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
900 790
6.63%, 03/15/2026 1,209 1,088
Curo Group Holdings Corp
8.25%, 09/01/2025
(g)
650 519
Enova International Inc
8.50%, 09/01/2024
(g)
635 552
8.50%, 09/15/2025
(g)
170 147
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(g),(j),(k)
1,900 1,149
Lincoln Financing SARL
3.63%, 04/01/2024
(g)
EUR 4,400 4,095
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
LoanCore Capital Markets LLC / JLC Finance
Corp
6.88%, 06/01/2020
(g)
$ 5,155 $ 4,949
LPL Holdings Inc
5.75%, 09/15/2025
(g)
859 846
Nationstar Mortgage Holdings Inc
6.00%, 01/15/2027
(g)
4,050 3,456
8.13%, 07/15/2023
(g)
11,550 11,088
9.13%, 07/15/2026
(g)
875 837
Navient Corp
5.50%, 01/25/2023 100 93
5.63%, 08/01/2033 122 92
5.88%, 10/25/2024 790 719
6.13%, 03/25/2024 455 419
6.50%, 06/15/2022 1,100 1,064
6.63%, 07/26/2021 230 229
6.75%, 06/25/2025 550 509
6.75%, 06/15/2026 510 460
7.25%, 01/25/2022 100 98
7.25%, 09/25/2023 140 134
NFP Corp
6.88%, 07/15/2025
(g)
24,181 23,093
8.00%, 07/15/2025
(g)
4,278 3,980
Ocwen Loan Servicing LLC
8.38%, 11/15/2022
(g)
223 166
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(g)
500 483
Quicken Loans Inc
5.25%, 01/15/2028
(g)
8,375 8,130
5.75%, 05/01/2025
(g)
8,664 8,491
SLM Corp
5.13%, 04/05/2022 1,200 1,099
Springleaf Finance Corp
5.38%, 11/15/2029 835 693
5.63%, 03/15/2023 950 903
6.13%, 05/15/2022 500 494
6.13%, 03/15/2024 500 467
6.63%, 01/15/2028 14,045 12,395
6.88%, 03/15/2025 1,400 1,324
7.13%, 03/15/2026 2,724 2,567
7.75%, 10/01/2021 2,043 2,033
Voyager Aviation Holdings LLC / Voyager
Finance Co
8.50%, 08/15/2021
(g)
512 420
$ 116,309
Electric - 0.70%
AES Corp/The
4.50%, 03/15/2023 100 100
5.13%, 09/01/2027 392 409
5.50%, 04/15/2025 3 3
6.00%, 05/15/2026 919 965
Calpine Corp
4.50%, 02/15/2028
(g)
995 965
5.25%, 06/01/2026
(g)
1,150 1,170
5.50%, 02/01/2024 800 793
5.75%, 01/15/2025 890 885
Clearway Energy Operating LLC
5.00%, 09/15/2026 100 100
DPL Inc
7.25%, 10/15/2021 105 106
Drax Finco PLC
6.63%, 11/01/2025
(g)
377 384
InterGen NV
7.00%, 06/30/2023
(g)
750 666
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(g)
400 410

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
169
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Operating Partners LP
4.25%, 09/15/2024
(g)
$ 600 $ 609
4.50%, 09/15/2027
(g)
273 280
NRG Energy Inc
5.25%, 06/15/2029
(g)
1,340 1,434
5.75%, 01/15/2028 900 967
6.63%, 01/15/2027 993 1,060
7.25%, 05/15/2026 904 972
Talen Energy Supply LLC
6.63%, 01/15/2028
(g)
345 325
7.25%, 05/15/2027
(g)
505 505
10.50%, 01/15/2026
(g)
528 436
TransAlta Corp
4.50%, 11/15/2022 751 730
6.50%, 03/15/2040 275 239
Vistra Energy Corp
5.88%, 06/01/2023 122 123
Vistra Operations Co LLC
5.00%, 07/31/2027
(g)
1,225 1,249
5.50%, 09/01/2026
(g)
1,250 1,287
5.63%, 02/15/2027
(g)
1,460 1,537
$ 18,709
Electrical Components & Equipment - 0.11%
Energizer Holdings Inc
5.50%, 06/15/2025
(g)
738 747
6.38%, 07/15/2026
(g)
755 785
7.75%, 01/15/2027
(g)
640 675
EnerSys
5.00%, 04/30/2023
(g)
838 836
WESCO Distribution Inc
5.38%, 06/15/2024 11 10
$ 3,053
Electronics - 0.11%
Ingram Micro Inc
5.00%, 08/10/2022 200 187
5.45%, 12/15/2024 393 376
Sensata Technologies BV
4.88%, 10/15/2023
(g)
675 679
5.00%, 10/01/2025
(g)
681 677
5.63%, 11/01/2024
(g)
890 903
$ 2,822
Energy - Alternate Sources - 0.28%
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(g)
5,525 5,787
Pattern Energy Group Inc
5.88%, 02/01/2024
(g)
94 95
TerraForm Power Operating LLC
5.00%, 01/31/2028
(g)
720 749
Topaz Solar Farms LLC
4.88%, 09/30/2039
(g)
149 153
5.75%, 09/30/2039
(g)
537 596
$ 7,380
Engineering & Construction - 0.11%
AECOM
5.13%, 03/15/2027 750 761
5.88%, 10/15/2024 16 17
AECOM Global II LLC / URS Fox US LP
5.00%, 04/01/2022 337 338
Brand Industrial Services Inc
8.50%, 07/15/2025
(g)
640 474
frontdoor Inc
6.75%, 08/15/2026
(g)
215 223
MasTec Inc
4.88%, 03/15/2023 137 135
New Enterprise Stone & Lime Co Inc
6.25%, 03/15/2026
(g)
444 417
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
TopBuild Corp
5.63%, 05/01/2026
(g)
$ 258 $ 253
Tutor Perini Corp
6.88%, 05/01/2025
(g)
431 339
Weekley Homes LLC / Weekley Finance Corp
6.63%, 08/15/2025 27 24
$ 2,981
Entertainment - 1.90%
AMC Entertainment Holdings Inc
5.88%, 11/15/2026 125 28
6.13%, 05/15/2027 348 82
Boyne USA Inc
7.25%, 05/01/2025
(g)
3,228 3,228
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(g)
7,500 5,890
Cedar Fair LP
5.25%, 07/15/2029
(g)
200 172
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp
5.38%, 06/01/2024 100 93
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op
5.38%, 04/15/2027 925 823
Churchill Downs Inc
4.75%, 01/15/2028
(g)
1,255 1,168
5.50%, 04/01/2027
(g)
660 635
Cinemark USA Inc
4.88%, 06/01/2023 8,275 6,951
8.75%, 05/01/2025
(g)
3,050 3,096
Cirsa Finance International Sarl
7.88%, 12/20/2023
(g)
925 750
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.50%, 02/15/2023
(g)
475 285
Eldorado Resorts Inc
6.00%, 04/01/2025 803 771
6.00%, 09/15/2026 580 583
Enterprise Development Authority/The
12.00%, 07/15/2024
(g)
80 72
Gateway Casinos & Entertainment Ltd
8.25%, 03/01/2024
(g)
210 176
International Game Technology PLC
6.25%, 02/15/2022
(g)
1,020 995
6.25%, 01/15/2027
(g)
5,915 5,751
6.50%, 02/15/2025
(g)
660 647
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(g)
495 457
6.38%, 02/01/2024
(g)
550 512
Live Nation Entertainment Inc
4.75%, 10/15/2027
(g)
1,300 1,098
4.88%, 11/01/2024
(g)
650 573
5.63%, 03/15/2026
(g)
2,250 1,980
Merlin Entertainments Ltd
5.75%, 06/15/2026
(g)
1,210 1,143
Mohegan Gaming & Entertainment
7.88%, 10/15/2024
(g)
1,025 582
Motion Bondco DAC
6.63%, 11/15/2027
(g)
173 137
Penn National Gaming Inc
5.63%, 01/15/2027
(g)
250 207
Scientific Games International Inc
5.00%, 10/15/2025
(g)
1,005 878
Six Flags Entertainment Corp
4.88%, 07/31/2024
(g)
542 477
5.50%, 04/15/2027
(g)
890 770
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(g)
6,225 5,167

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
170
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(g)
$ 630 $ 648
Vail Resorts Inc
6.25%, 05/15/2025
(g),(n)
3,350 3,455
WMG Acquisition Corp
4.88%, 11/01/2024
(g),(h)
150 150
5.00%, 08/01/2023
(g)
51 51
5.50%, 04/15/2026
(g)
21 21
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(g)
250 234
$ 50,736
Environmental Control - 0.92%
Clean Harbors Inc
4.88%, 07/15/2027
(g)
535 552
5.13%, 07/15/2029
(g)
300 305
Covanta Holding Corp
5.88%, 03/01/2024 145 142
5.88%, 07/01/2025 12,217 11,820
6.00%, 01/01/2027 1,888 1,812
GFL Environmental Inc
5.63%, 05/01/2022
(g)
260 264
7.00%, 06/01/2026
(g)
3,797 3,953
8.50%, 05/01/2027
(g)
4,285 4,676
Harsco Corp
5.75%, 07/31/2027
(g)
495 467
Tervita Corp
7.63%, 12/01/2021
(g)
275 182
Waste Pro USA Inc
5.50%, 02/15/2026
(g)
431 427
$ 24,600
Food - 2.57%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 02/15/2023
(g)
445 436
4.63%, 01/15/2027
(g)
1,105 1,116
5.75%, 03/15/2025 1,595 1,639
5.88%, 02/15/2028
(g)
612 639
6.63%, 06/15/2024 1,479 1,529
7.50%, 03/15/2026
(g)
490 536
B&G Foods Inc
5.25%, 04/01/2025 339 343
Chobani LLC / Chobani Finance Corp Inc
7.50%, 04/15/2025
(g)
405 403
Dole Food Co Inc
7.25%, 06/15/2025
(g)
656 617
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08/15/2026
(g)
375 347
Fresh Market Inc/The
9.75%, 05/01/2023
(g)
743 461
Ingles Markets Inc
5.75%, 06/15/2023 78 78
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(g)
856 866
5.88%, 07/15/2024
(g)
777 793
6.75%, 02/15/2028
(g)
1,455 1,558
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.50%, 01/15/2030
(g)
1,020 1,033
6.50%, 04/15/2029
(g)
1,145 1,211
Kraft Heinz Foods Co
3.00%, 06/01/2026 2,220 2,206
3.50%, 06/06/2022 850 874
3.50%, 07/15/2022 770 787
3.75%, 04/01/2030
(g)
1,280 1,312
3.95%, 07/15/2025 1,628 1,704
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co   (continued)
4.00%, 06/15/2023 $ 625 $ 649
4.38%, 06/01/2046 2,385 2,272
4.63%, 01/30/2029 1,355 1,428
4.63%, 10/01/2039
(g)
825 813
4.88%, 10/01/2049
(g)
1,750 1,744
5.00%, 07/15/2035 1,265 1,358
5.00%, 06/04/2042 1,574 1,599
5.20%, 07/15/2045 2,205 2,264
6.50%, 02/09/2040 1,040 1,214
6.75%, 03/15/2032 305 378
6.88%, 01/26/2039 1,110 1,329
Lamb Weston Holdings Inc
4.63%, 11/01/2024
(g)
835 851
4.88%, 11/01/2026
(g)
1,235 1,241
Pilgrim's Pride Corp
5.75%, 03/15/2025
(g)
920 929
5.88%, 09/30/2027
(g)
690 698
Post Holdings Inc
5.00%, 08/15/2026
(g)
7,013 6,930
5.50%, 12/15/2029
(g)
740 743
5.63%, 01/15/2028
(g)
2,055 2,091
5.75%, 03/01/2027
(g)
3,064 3,136
Safeway Inc
7.25%, 02/01/2031
(h)
260 272
Sigma Holdco BV
7.88%, 05/15/2026
(g)
1,075 1,016
Simmons Foods Inc
5.75%, 11/01/2024
(g)
4,154 3,863
7.75%, 01/15/2024
(g)
500 520
US Foods Inc
5.88%, 06/15/2024
(g)
695 662
6.25%, 04/15/2025
(g)
10,000 10,187
$ 68,675
Food Service - 0.50%
Aramark Services Inc
4.75%, 06/01/2026 580 550
5.00%, 04/01/2025
(g)
550 536
5.00%, 02/01/2028
(g)
1,825 1,775
6.38%, 05/01/2025
(g)
10,100 10,504
$ 13,365
Forest Products & Paper - 0.06%
Cascades Inc
5.75%, 07/15/2023
(g)
225 224
Mercer International Inc
5.50%, 01/15/2026 100 89
6.50%, 02/01/2024 1,275 1,189
Smurfit Kappa Treasury Funding DAC
7.50%, 11/20/2025 150 177
$ 1,679
Gas - 0.08%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 247 251
5.63%, 05/20/2024 671 685
5.75%, 05/20/2027 421 428
5.88%, 08/20/2026 818 833
$ 2,197
Hand & Machine Tools - 0.32%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(g)
13,120 8,069
Colfax Corp
6.00%, 02/15/2024
(g)
140 142
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(g),(h)
375 326
$ 8,537

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
171
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0.75%
Avantor Inc
6.00%, 10/01/2024
(g)
$ 1,225 $ 1,292
9.00%, 10/01/2025
(g)
13,995 15,177
Hologic Inc
4.38%, 10/15/2025
(g)
490 492
Immucor Inc
11.13%, 02/15/2022
(g)
289 260
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
6.63%, 05/15/2022
(g)
293 267
7.25%, 02/01/2028
(g)
1,230 1,120
Teleflex Inc
4.63%, 11/15/2027 565 579
4.88%, 06/01/2026 800 812
$ 19,999
Healthcare - Services - 7.10%
Acadia Healthcare Co Inc
5.13%, 07/01/2022 456 438
5.63%, 02/15/2023 1,052 1,007
6.50%, 03/01/2024 429 412
AHP Health Partners Inc
9.75%, 07/15/2026
(g)
1,000 990
Air Medical Group Holdings Inc
6.38%, 05/15/2023
(g)
274 255
Air Methods Corp
8.00%, 05/15/2025
(g),(h)
495 295
Catalent Pharma Solutions Inc
2.38%, 03/01/2028
(g)
EUR 2,850 2,902
4.88%, 01/15/2026
(g)
$ 339 347
5.00%, 07/15/2027
(g)
570 581
Centene Corp
4.25%, 12/15/2027
(g)
3,750 3,923
4.63%, 12/15/2029
(g)
4,000 4,380
4.75%, 05/15/2022 425 429
4.75%, 01/15/2025 1,190 1,227
5.25%, 04/01/2025
(g)
1,060 1,105
5.38%, 06/01/2026
(g)
2,250 2,382
5.38%, 08/15/2026
(g)
400 426
Charles River Laboratories International Inc
4.25%, 05/01/2028
(g)
900 908
5.50%, 04/01/2026
(g)
480 500
CHS/Community Health Systems Inc
6.25%, 03/31/2023 4,002 3,762
6.88%, 02/01/2022 2,558 1,893
8.00%, 03/15/2026
(g)
924 886
8.13%, 06/30/2024
(g)
1,040 707
8.63%, 01/15/2024
(g)
855 834
9.88%, 06/30/2023
(g),(h),(j)
2,000 1,471
DaVita Inc
5.00%, 05/01/2025 330 335
5.13%, 07/15/2024 3,175 3,222
Encompass Health Corp
4.50%, 02/01/2028 655 655
4.75%, 02/01/2030 570 570
5.13%, 03/15/2023 900 896
5.75%, 11/01/2024 1,500 1,507
5.75%, 09/15/2025 2,642 2,682
Envision Healthcare Corp
8.75%, 10/15/2026
(g)
19,150 6,403
HCA Inc
5.38%, 02/01/2025 2,682 2,884
5.38%, 09/01/2026 7,715 8,351
5.63%, 09/01/2028 1,080 1,197
5.88%, 05/01/2023 438 470
5.88%, 02/15/2026 1,180 1,319
5.88%, 02/01/2029 885 1,014
7.50%, 11/06/2033 413 470
7.50%, 11/15/2095 215 237
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
IQVIA Inc
5.00%, 10/15/2026
(g)
$ 962 $ 991
5.00%, 05/15/2027
(g)
900 924
LifePoint Health Inc
4.38%, 02/15/2027
(g)
5,225 4,911
Magellan Health Inc
4.90%, 09/22/2024 325 316
MEDNAX Inc
5.25%, 12/01/2023
(g)
611 577
Molina Healthcare Inc
4.88%, 06/15/2025
(g),(h)
483 485
5.38%, 11/15/2022 775 801
One Call Corp
7.50%, PIK 11.00%, 07/01/2024
(g),(j),(k)
55,511 49,960
Polaris Intermediate Corp
8.50%, PIK 9.25%, 12/01/2022
(g),(h),(j),(k)
19,774 16,560
Quorum Health Corp
0.00%, 04/15/2023
(d)
500 87
Radiology Partners Inc
9.25%, 02/01/2028
(g)
4,525 4,310
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(g)
1,700 1,819
Select Medical Corp
6.25%, 08/15/2026
(g)
500 482
Surgery Center Holdings Inc
6.75%, 07/01/2025
(g),(h)
8,879 7,587
10.00%, 04/15/2027
(g)
3,660 3,386
Tenet Healthcare Corp
4.63%, 07/15/2024 3,775 3,726
4.63%, 09/01/2024
(g)
1,675 1,642
4.88%, 01/01/2026
(g)
8,042 7,911
5.13%, 05/01/2025 295 276
5.13%, 11/01/2027
(g)
1,100 1,087
6.25%, 02/01/2027
(g)
1,295 1,275
6.75%, 06/15/2023 1,168 1,167
6.88%, 11/15/2031 285 247
8.13%, 04/01/2022 12,033 12,126
US Renal Care Inc
10.63%, 07/15/2027
(g)
414 410
West Street Merger Sub Inc
6.38%, 09/01/2025
(g)
2,531 2,373
$ 189,708
Holding Companies - Diversified - 0.09%
Stena AB
7.00%, 02/01/2024
(g),(h)
1,000 870
Stena International SA
5.75%, 03/01/2024
(g)
700 616
6.13%, 02/01/2025
(g)
500 438
VistaJet Malta Finance PLC / XO Management
Holding Inc
10.50%, 06/01/2024
(g)
488 389
$ 2,313
Home Builders - 0.90%
Ashton Woods USA LLC / Ashton Woods Finance
Co
6.63%, 01/15/2028
(g)
900 733
Beazer Homes USA Inc
5.88%, 10/15/2027 245 189
6.75%, 03/15/2025 151 130
Brookfield Residential Properties Inc / Brookfield
Residential US Corp
6.38%, 05/15/2025
(g)
591 588
Century Communities Inc
5.88%, 07/15/2025 538 498
6.75%, 06/01/2027 800 688
K Hovnanian Enterprises Inc
10.00%, 11/15/2025
(g)
1,650 825

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
172
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
KB Home
4.80%, 11/15/2029 $ 144 $ 135
7.00%, 12/15/2021 340 352
7.50%, 09/15/2022 226 242
7.63%, 05/15/2023 30 31
Lennar Corp
4.13%, 01/15/2022 580 582
4.50%, 04/30/2024 490 500
4.75%, 11/15/2022 1,200 1,224
4.75%, 05/30/2025 485 498
4.75%, 11/29/2027 500 513
4.88%, 12/15/2023 600 615
5.00%, 06/15/2027 457 471
5.25%, 06/01/2026 232 241
5.38%, 10/01/2022 73 75
5.88%, 11/15/2024 882 926
6.25%, 12/15/2021 187 193
M/I Homes Inc
5.63%, 08/01/2025 231 213
MDC Holdings Inc
5.50%, 01/15/2024 263 267
6.00%, 01/15/2043 400 386
Meritage Homes Corp
6.00%, 06/01/2025 1,208 1,232
New Home Co Inc/The
7.25%, 04/01/2022 625 544
PulteGroup Inc
5.00%, 01/15/2027 985 1,024
5.50%, 03/01/2026 185 197
6.00%, 02/15/2035 632 668
6.38%, 05/15/2033 320 339
7.88%, 06/15/2032 879 1,011
Taylor Morrison Communities Inc
5.75%, 01/15/2028
(g)
795 719
5.88%, 01/31/2025
(g)
765 719
6.00%, 09/01/2023
(g)
275 266
6.63%, 07/15/2027
(g)
90 81
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
670 630
5.88%, 04/15/2023
(g)
566 549
Toll Brothers Finance Corp
3.80%, 11/01/2029 320 299
4.35%, 02/15/2028 740 729
4.38%, 04/15/2023 811 813
4.88%, 03/15/2027 345 349
5.63%, 01/15/2024 383 391
5.88%, 02/15/2022 430 442
TRI Pointe Group Inc
4.88%, 07/01/2021 280 274
5.25%, 06/01/2027 795 719
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 901 874
Williams Scotsman International Inc
7.88%, 12/15/2022
(g)
17 17
$ 24,001
Home Furnishings - 0.02%
Tempur Sealy International Inc
5.50%, 06/15/2026 533 508
Housewares - 0.19%
Newell Brands Inc
3.85%, 04/01/2023 1,800 1,831
4.00%, 12/01/2024 200 200
4.20%, 04/01/2026 1,550 1,553
5.50%, 04/01/2046 697 717
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Housewares (continued)
Scotts Miracle-Gro Co/The
4.50%, 10/15/2029 $ 500 $ 488
5.25%, 12/15/2026 187 190
$ 4,979
Insurance - 2.88%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(g)
13,350 11,815
8.13%, 02/15/2024
(g)
18,805 19,369
10.13%, 08/01/2026
(g)
320 318
Ardonagh Midco 3 PLC
8.63%, 07/15/2023
(g)
475 448
Assurant Inc
7.00%, 03/27/2048
(l)
425 416
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
7.00%, 08/15/2025
(g)
25,627 23,577
Fidelity & Guaranty Life Holdings Inc
5.50%, 05/01/2025
(g)
473 500
Genworth Holdings Inc
4.80%, 02/15/2024
(h)
383 324
4.90%, 08/15/2023 625 538
6.50%, 06/15/2034 150 124
7.63%, 09/24/2021 250 237
GTCR AP Finance Inc
8.00%, 05/15/2027
(g)
1,910 1,786
HUB International Ltd
7.00%, 05/01/2026
(g)
9,115 8,991
MGIC Investment Corp
5.75%, 08/15/2023 1,335 1,308
Radian Group Inc
4.50%, 10/01/2024 1,353 1,312
4.88%, 03/15/2027 800 702
USI Inc/NY
6.88%, 05/01/2025
(g)
5,196 5,209
$ 76,974
Internet - 0.89%
Cogent Communications Group Inc
5.38%, 03/01/2022
(g)
575 583
E*TRADE Financial Corp
5.88%, 12/31/2049
(l),(m)
290 296
3 Month USD LIBOR + 4.44%
EIG Investors Corp
10.88%, 02/01/2024 1,000 860
GrubHub Holdings Inc
5.50%, 07/01/2027
(g)
561 524
Match Group Inc
5.00%, 12/15/2027
(g)
785 822
5.63%, 02/15/2029
(g)
695 728
6.38%, 06/01/2024 47 49
Netflix Inc
4.38%, 11/15/2026 1,656 1,740
4.88%, 04/15/2028 1,926 2,048
5.38%, 11/15/2029
(g)
699 768
5.50%, 02/15/2022 540 562
5.75%, 03/01/2024 1,125 1,223
5.88%, 02/15/2025 725 800
5.88%, 11/15/2028 1,900 2,149
6.38%, 05/15/2029 1,000 1,172
NortonLifeLock Inc
3.95%, 06/15/2022 250 255
5.00%, 04/15/2025
(g)
699 703
Photo Holdings Merger Sub Inc
8.50%, 10/01/2026
(g)
825 714
Uber Technologies Inc
7.50%, 11/01/2023
(g)
700 702
7.50%, 09/15/2027
(g)
1,200 1,224
8.00%, 11/01/2026
(g)
1,203 1,233

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
173
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
VeriSign Inc
4.75%, 07/15/2027 $ 1,035 $ 1,102
5.25%, 04/01/2025 635 696
Zayo Group LLC / Zayo Capital Inc
5.75%, 01/15/2027
(g)
2,313 2,174
6.38%, 05/15/2025 615 603
$ 23,730
Investment Companies - 0.16%
Apollo Investment Corp
5.25%, 03/03/2025 270 219
Compass Group Diversified Holdings LLC
8.00%, 05/01/2026
(g)
265 277
FS Energy & Power Fund
7.50%, 08/15/2023
(g)
155 100
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 495 466
5.25%, 05/15/2027 770 731
6.25%, 05/15/2026 1,200 1,179
6.38%, 12/15/2025 1,225 1,207
$ 4,179
Iron & Steel - 1.66%
Allegheny Technologies Inc
7.88%, 08/15/2023 754 691
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(g)
19,380 17,054
Big River Steel LLC / BRS Finance Corp
7.25%, 09/01/2025
(g)
7,982 7,483
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(g)
1,380 1,180
5.75%, 03/01/2025
(h)
375 268
5.88%, 06/01/2027 566 354
6.25%, 10/01/2040 300 159
6.38%, 10/15/2025
(g)
49 35
6.75%, 03/15/2026
(g)
6,025 5,257
7.00%, 03/15/2027
(g)
488 298
Commercial Metals Co
4.88%, 05/15/2023 766 762
5.38%, 07/15/2027 154 151
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(g)
295 251
Mineral Resources Ltd
8.13%, 05/01/2027
(g)
1,000 1,029
Specialty Steel
11.92%, 11/15/2022
(e),(f),(i),(j)
8,680 8,680
United States Steel Corp
6.25%, 03/15/2026
(h)
537 341
6.88%, 08/15/2025
(h)
614 414
$ 44,407
Leisure Products & Services - 0.42%
24 Hour Fitness Worldwide Inc
8.00%, 06/01/2022
(g)
900 27
Carlson Travel Inc
6.75%, 12/15/2023
(g)
240 156
9.50%, 12/15/2024
(g),(h)
12,676 5,324
Constellation Merger Sub Inc
8.50%, 09/15/2025
(g),(h)
315 194
LTF Merger Sub Inc
8.50%, 06/15/2023
(g)
100 79
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028 775 520
5.25%, 11/15/2022 855 618
7.50%, 10/15/2027 565 443
Sabre GLBL Inc
5.25%, 11/15/2023
(g),(h)
581 537
5.38%, 04/15/2023
(g)
610 567
9.25%, 04/15/2025
(g)
775 817
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Viking Cruises Ltd
5.88%, 09/15/2027
(g)
$ 1,075 $ 723
Vista Outdoor Inc
5.88%, 10/01/2023 125 118
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
1,275 1,002
$ 11,125
Lodging - 1.67%
Boyd Gaming Corp
6.00%, 08/15/2026 5,725 5,182
6.38%, 04/01/2026 5,610 5,053
Diamond Resorts International Inc
7.75%, 09/01/2023
(g)
300 242
10.75%, 09/01/2024
(g),(h)
935 595
Hilton Domestic Operating Co Inc
4.25%, 09/01/2024 92 89
4.88%, 01/15/2030 1,510 1,442
5.13%, 05/01/2026 1,000 987
5.38%, 05/01/2025
(g)
1,250 1,242
5.75%, 05/01/2028
(g)
1,250 1,260
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.13%, 12/01/2024 369 338
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.63%, 04/01/2025 553 542
4.88%, 04/01/2027 1,117 1,083
Marriott Ownership Resorts Inc / ILG LLC
6.50%, 09/15/2026 875 829
Melco Resorts Finance Ltd
5.38%, 12/04/2029
(g)
845 789
MGM China Holdings Ltd
5.38%, 05/15/2024
(g)
730 712
5.88%, 05/15/2026
(g)
730 723
MGM Resorts International
5.50%, 04/15/2027
(h)
653 600
5.75%, 06/15/2025 693 665
6.00%, 03/15/2023 1,045 1,016
7.75%, 03/15/2022 713 725
Station Casinos LLC
5.00%, 10/01/2025
(g)
11,063 9,223
Wyndham Destinations Inc
3.90%, 03/01/2023 82 72
4.25%, 03/01/2022 1,200 1,134
5.40%, 04/01/2024 266 233
5.75%, 04/01/2027 1,100 963
Wyndham Hotels & Resorts Inc
5.38%, 04/15/2026
(g)
465 425
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
4.25%, 05/30/2023
(g)
300 280
5.25%, 05/15/2027
(g)
520 452
5.50%, 03/01/2025
(g)
7,460 6,639
Wynn Macau Ltd
4.88%, 10/01/2024
(g)
425 406
5.50%, 10/01/2027
(g)
565 542
$ 44,483
Machinery - Construction & Mining - 0.12%
BWX Technologies Inc
5.38%, 07/15/2026
(g)
1,006 1,027
Manitowoc Co Inc/The
9.00%, 04/01/2026
(g)
1,535 1,374
Terex Corp
5.63%, 02/01/2025
(g)
998 905
$ 3,306
Machinery - Diversified - 1.09%
ATS Automation Tooling Systems Inc
6.50%, 06/15/2023
(g)
521 521

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
174
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Cleaver-Brooks Inc
7.88%, 03/01/2023
(g)
$ 416 $ 342
JPW Industries Holding Corp
9.00%, 10/01/2024
(g)
12,565 9,188
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(g)
203 191
Mueller Water Products Inc
5.50%, 06/15/2026
(g)
2,524 2,583
RBS Global Inc / Rexnord LLC
4.88%, 12/15/2025
(g)
1,242 1,211
SPX FLOW Inc
5.63%, 08/15/2024
(g)
284 286
5.88%, 08/15/2026
(g)
3,010 3,040
Stevens Holding Co Inc
6.13%, 10/01/2026
(g)
1,265 1,268
Tennant Co
5.63%, 05/01/2025 239 239
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(g)
11,116 10,366
$ 29,235
Media - 7.34%
Altice Financing SA
5.00%, 01/15/2028
(g)
1,000 975
7.50%, 05/15/2026
(g)
2,496 2,602
AMC Networks Inc
4.75%, 08/01/2025 617 564
5.00%, 04/01/2024 2,325 2,254
Belo Corp
7.25%, 09/15/2027 600 600
CCO Holdings LLC / CCO Holdings Capital Corp
4.00%, 03/01/2023
(g)
465 468
4.50%, 08/15/2030
(g)
2,250 2,279
4.50%, 05/01/2032
(g)
3,625 3,601
4.75%, 03/01/2030
(g)
4,800 4,882
5.00%, 02/01/2028
(g)
6,035 6,196
5.13%, 05/01/2023
(g)
1,065 1,079
5.13%, 05/01/2027
(g)
1,769 1,837
5.38%, 05/01/2025
(g)
411 422
5.38%, 06/01/2029
(g)
1,305 1,377
5.50%, 05/01/2026
(g)
1,080 1,123
5.75%, 02/15/2026
(g)
11,157 11,632
5.88%, 05/01/2027
(g)
1,380 1,437
Cengage Learning Inc
9.50%, 06/15/2024
(g)
718 381
Clear Channel Worldwide Holdings Inc
9.25%, 02/15/2024
(g)
1,096 912
CSC Holdings LLC
5.25%, 06/01/2024 1,630 1,695
5.38%, 02/01/2028
(g)
1,100 1,130
5.50%, 05/15/2026
(g)
2,953 3,064
5.50%, 04/15/2027
(g)
3,381 3,515
5.75%, 01/15/2030
(g)
4,551 4,732
5.88%, 09/15/2022 603 628
6.50%, 02/01/2029
(g)
3,850 4,206
6.63%, 10/15/2025
(g)
2,635 2,756
6.75%, 11/15/2021 775 808
7.50%, 04/01/2028
(g)
5,270 5,792
7.75%, 07/15/2025
(g)
3,260 3,400
10.88%, 10/15/2025
(g)
1,130 1,221
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(g)
355 289
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(g)
8,040 6,110
6.63%, 08/15/2027
(g),(h)
14,050 7,692
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
DISH DBS Corp
5.00%, 03/15/2023 $ 1,779 $ 1,690
5.88%, 07/15/2022 2,555 2,562
5.88%, 11/15/2024 1,964 1,889
6.75%, 06/01/2021 1,899 1,891
7.75%, 07/01/2026 1,181 1,163
Entercom Media Corp
6.50%, 05/01/2027
(g)
910 671
7.25%, 11/01/2024
(g),(h)
2,457 1,523
EW Scripps Co/The
5.13%, 05/15/2025
(g)
142 120
GCI LLC
6.63%, 06/15/2024
(g)
495 512
6.88%, 04/15/2025 85 88
Gray Television Inc
5.13%, 10/15/2024
(g)
165 162
5.88%, 07/15/2026
(g)
400 384
7.00%, 05/15/2027
(g)
735 739
iHeartCommunications Inc
5.25%, 08/15/2027
(g)
250 227
6.38%, 05/01/2026 775 732
8.38%, 05/01/2027 1,405 1,157
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(g)
980 1,019
Liberty Interactive LLC
8.25%, 02/01/2030 435 385
8.50%, 07/15/2029
(h)
175 150
McGraw-Hill Global Education Holdings LLC /
McGraw-Hill Global Education Finance
7.88%, 05/15/2024
(g)
500 320
Meredith Corp
6.88%, 02/01/2026 800 686
Nexstar Broadcasting Inc
5.63%, 08/01/2024
(g)
660 645
5.63%, 07/15/2027
(g)
12,250 11,699
Quebecor Media Inc
5.75%, 01/15/2023 180 190
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(g)
623 617
Scripps Escrow Inc
5.88%, 07/15/2027
(g)
1,000 845
Sinclair Television Group Inc
5.13%, 02/15/2027
(g)
630 531
5.50%, 03/01/2030
(g)
8,450 7,013
5.63%, 08/01/2024
(g)
184 168
5.88%, 03/15/2026
(g)
270 234
Sirius XM Radio Inc
3.88%, 08/01/2022
(g)
1,188 1,195
4.63%, 05/15/2023
(g)
465 468
4.63%, 07/15/2024
(g)
1,330 1,356
5.00%, 08/01/2027
(g)
956 980
5.38%, 04/15/2025
(g)
899 927
5.38%, 07/15/2026
(g)
5,820 6,038
5.50%, 07/01/2029
(g)
1,388 1,464
SportsNet New York
10.25%, 01/15/2025
(e),(f),(i)
4,130 3,996
TEGNA Inc
4.88%, 09/15/2021
(g)
95 94
5.00%, 09/15/2029
(g)
2,100 1,864
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(g)
2,200 2,244
Townsquare Media Inc
6.50%, 04/01/2023
(g)
1,903 1,682
Univision Communications Inc
5.13%, 05/15/2023
(g)
995 945
5.13%, 02/15/2025
(g)
1,929 1,693
6.75%, 09/15/2022
(g)
236 237

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
175
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
UPC Holding BV
5.50%, 01/15/2028
(g)
$ 2,175 $ 2,107
Urban One Inc
7.38%, 04/15/2022
(g)
2,540 2,153
ViacomCBS Inc
5.87%, 02/28/2057
(l)
498 453
3 Month USD LIBOR + 3.90%
6.25%, 02/28/2057
(l)
352 345
3 Month USD LIBOR + 3.90%
Videotron Ltd
5.00%, 07/15/2022 400 411
5.13%, 04/15/2027
(g)
520 543
5.38%, 06/15/2024
(g)
517 548
Virgin Media Finance PLC
5.75%, 01/15/2025
(g)
1,000 1,010
6.00%, 10/15/2024
(g)
6,314 6,393
Virgin Media Secured Finance PLC
5.50%, 08/15/2026
(g)
9,020 9,310
5.50%, 05/15/2029
(g)
1,165 1,210
Ziggo Bond Co BV
5.13%, 02/28/2030
(g)
4,950 4,876
6.00%, 01/15/2027
(g)
2,600 2,613
Ziggo BV
5.50%, 01/15/2027
(g)
7,270 7,395
$ 196,221
Metal Fabrication & Hardware - 0.56%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(g)
5,000 4,913
Grinding Media Inc / Moly-Cop AltaSteel Ltd
7.38%, 12/15/2023
(g)
1,550 1,530
Hillman Group Inc/The
6.38%, 07/15/2022
(g)
898 678
Optimas OE Solutions Holding LLC / Optimas
OE Solutions Inc
8.63%, 06/01/2021
(g)
13,276 7,766
$ 14,887
Mining - 2.46%
Alcoa Nederland Holding BV
6.13%, 05/15/2028
(g)
430 416
6.75%, 09/30/2024
(g)
393 389
7.00%, 09/30/2026
(g)
700 693
Aleris International Inc
10.75%, 07/15/2023
(g),(h)
250 258
Arconic Corp
6.13%, 02/15/2028
(g)
9,975 9,352
Century Aluminum Co
7.50%, 06/01/2021
(g)
10,935 9,924
Coeur Mining Inc
5.88%, 06/01/2024
(h)
78 72
Compass Minerals International Inc
4.88%, 07/15/2024
(g)
1,260 1,236
6.75%, 12/01/2027
(g)
353 349
Constellium SE
5.75%, 05/15/2024
(g)
466 450
5.88%, 02/15/2026
(g)
500 461
6.63%, 03/01/2025
(g)
3,087 2,963
Ferroglobe PLC / Globe Specialty Metals Inc
9.38%, 03/01/2022
(g)
325 120
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(g)
953 957
5.13%, 03/15/2023
(g)
300 303
5.13%, 05/15/2024
(g)
1,242 1,260
Freeport-McMoRan Inc
3.55%, 03/01/2022 199 201
3.88%, 03/15/2023 1,700 1,701
4.55%, 11/14/2024 490 491
5.25%, 09/01/2029 1,000 988
5.40%, 11/14/2034 848 795
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Freeport-McMoRan Inc   (continued)
5.45%, 03/15/2043 $ 2,465 $ 2,236
Hudbay Minerals Inc
7.25%, 01/15/2023
(g)
40 36
7.63%, 01/15/2025
(g)
524 474
IAMGOLD Corp
7.00%, 04/15/2025
(g)
1,095 1,104
Joseph T Ryerson & Son Inc
11.00%, 05/15/2022
(g)
7,454 7,156
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(g)
435 440
Kaiser Aluminum Corp
6.50%, 05/01/2025
(g)
1,075 1,088
Northwest Acquisitions ULC / Dominion Finco
Inc
7.13%, 11/01/2022
(g)
15,820 1,622
Novelis Corp
4.75%, 01/30/2030
(g)
7,600 6,673
5.88%, 09/30/2026
(g)
7,205 7,006
Real Alloy Holding Inc
0.00%, PIK 13.94%, 11/30/2023
(d),(e),(f),(i),(j),(k)
4,544 4,544
Taseko Mines Ltd
8.75%, 06/15/2022
(g)
100 52
$ 65,810
Miscellaneous Manufacturers - 0.14%
Amsted Industries Inc
5.63%, 07/01/2027
(g)
495 493
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp
12.25%, 11/15/2026
(g)
705 582
FXI Holdings Inc
7.88%, 11/01/2024
(g)
552 403
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(g)
640 582
Hillenbrand Inc
4.50%, 09/15/2026 1,260 1,153
Koppers Inc
6.00%, 02/15/2025
(g)
139 113
LSB Industries Inc
9.63%, 05/01/2023
(g),(h)
345 321
Trinity Industries Inc
4.55%, 10/01/2024 133 122
$ 3,769
Office & Business Equipment - 0.10%
CDW LLC / CDW Finance Corp
5.00%, 09/01/2025 230 236
5.50%, 12/01/2024 340 362
Pitney Bowes Inc
4.63%, 03/15/2024 26 20
Xerox Corp
3.80%, 05/15/2024 790 764
4.12%, 03/15/2023 900 896
4.80%, 03/01/2035 285 243
6.75%, 12/15/2039 280 269
$ 2,790
Oil & Gas - 4.79%
Aker BP ASA
5.88%, 03/31/2025
(g)
540 505
Antero Resources Corp
5.13%, 12/01/2022 306 213
5.38%, 11/01/2021
(h)
405 362
5.63%, 06/01/2023
(h)
170 100
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
900 504
10.00%, 04/01/2022
(g)
540 443
Athabasca Oil Corp
9.88%, 02/24/2022
(g)
165 23

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
176
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Baytex Energy Corp
5.63%, 06/01/2024
(g)
$ 438 $ 162
Berry Petroleum Co LLC
7.00%, 02/15/2026
(g)
315 146
Bruin E&P Partners LLC
8.88%, 08/01/2023
(g)
595 15
California Resources Corp
8.00%, 12/15/2022
(g)
2,796 98
Callon Petroleum Co
6.13%, 10/01/2024 643 124
6.38%, 07/01/2026 430 69
8.25%, 07/15/2025 125 22
Calumet Specialty Products Partners LP / Calumet
Finance Corp
7.63%, 01/15/2022 280 236
7.75%, 04/15/2023
(h)
365 287
11.00%, 04/15/2025
(g),(h)
440 341
Cenovus Energy Inc
3.80%, 09/15/2023
(h)
1,600 1,335
4.25%, 04/15/2027
(h)
1,245 979
5.25%, 06/15/2037 800 541
5.40%, 06/15/2047 1,000 658
6.75%, 11/15/2039 1,350 955
Centennial Resource Production LLC
5.38%, 01/15/2026
(g)
923 277
6.88%, 04/01/2027
(g)
250 75
Chaparral Energy Inc
8.75%, 07/15/2023
(g)
600 12
Chesapeake Energy Corp
11.50%, 01/01/2025
(g)
150 4
CNX Resources Corp
5.88%, 04/15/2022 804 791
7.25%, 03/14/2027
(g)
250 224
Comstock Resources Inc
7.50%, 05/15/2025
(g)
625 519
Continental Resources Inc/OK
5.00%, 09/15/2022 9,137 8,589
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
1,041 843
CVR Energy Inc
5.25%, 02/15/2025
(g)
1,550 1,271
5.75%, 02/15/2028
(g)
300 254
Denbury Resources Inc
7.75%, 02/15/2024
(g)
200 36
9.00%, 05/15/2021
(g)
1,400 252
9.25%, 03/31/2022
(g)
721 130
Diamondback Energy Inc
2.88%, 12/01/2024 400 364
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(g)
757 670
5.75%, 01/30/2028
(g)
7,110 6,349
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(g),(h)
2,180 1,232
Ensign Drilling Inc
9.25%, 04/15/2024
(g)
900 261
EQT Corp
3.00%, 10/01/2022 1,500 1,414
3.90%, 10/01/2027 1,070 899
Extraction Oil & Gas Inc
5.63%, 02/01/2026
(g)
865 143
7.38%, 05/15/2024
(g)
350 55
Global Marine Inc
7.00%, 06/01/2028 65 16
Gran Tierra Energy Inc
7.75%, 05/23/2027
(g)
295 68
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Great Western Petroleum LLC / Great Western
Finance Corp
9.00%, 09/30/2021
(g)
$ 200 $ 126
Gulfport Energy Corp
6.00%, 10/15/2024 667 332
6.38%, 05/15/2025 540 254
6.38%, 01/15/2026 440 200
HighPoint Operating Corp
7.00%, 10/15/2022 895 251
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 10/01/2025
(g),(h)
7,600 4,180
6.25%, 11/01/2028
(g),(h)
50 26
Indigo Natural Resources LLC
6.88%, 02/15/2026
(g)
325 302
Ithaca Energy North Sea PLC
9.38%, 07/15/2024
(g)
325 195
Jagged Peak Energy LLC
5.88%, 05/01/2026 9,625 8,181
Laredo Petroleum Inc
10.13%, 01/15/2028 300 122
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08/01/2026
(g)
285 234
Matador Resources Co
5.88%, 09/15/2026 1,400 700
MEG Energy Corp
6.50%, 01/15/2025
(g)
387 317
7.00%, 03/31/2024
(g),(h)
648 460
7.13%, 02/01/2027
(g)
7,200 4,968
Montage Resources Corp
8.88%, 07/15/2023 25 20
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(g)
809 271
10.50%, 05/15/2027
(g)
600 225
Murphy Oil Corp
4.45%, 12/01/2022 11 9
5.75%, 08/15/2025 31 21
5.87%, 12/01/2042 245 142
Nabors Industries Inc
4.63%, 09/15/2021 26 17
5.75%, 02/01/2025 125 28
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(g),(h)
800 532
Noble Holding International Ltd
5.25%, 03/15/2042 320 2
6.05%, 03/01/2041 500 3
6.20%, 08/01/2040 736 5
7.75%, 01/15/2024 266 15
7.88%, 02/01/2026
(g)
476 111
7.95%, 04/01/2025 1,200 7
Oasis Petroleum Inc
6.25%, 05/01/2026
(g)
220 29
6.88%, 03/15/2022 1,304 192
Occidental Petroleum Corp
2.60%, 08/13/2021 1,800 1,683
2.60%, 04/15/2022
(h)
1,000 880
2.70%, 08/15/2022 7,759 6,750
2.70%, 02/15/2023 2,585 2,220
2.90%, 08/15/2024
(h)
5,515 4,136
3.00%, 02/15/2027 2,945 2,047
3.13%, 02/15/2022
(h)
1,410 1,283
3.20%, 08/15/2026 800 576
3.40%, 04/15/2026
(h)
3,900 2,769
3.50%, 06/15/2025 1,465 1,058
4.20%, 03/15/2048 1,410 842
4.30%, 08/15/2039 1,000 627
4.40%, 04/15/2046 1,925 1,165
4.40%, 08/15/2049
(h)
1,180 707

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
177
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp   (continued)
4.50%, 07/15/2044 $ 1,090 $ 659
5.55%, 03/15/2026 200 155
6.95%, 07/01/2024 1,245 1,070
7.50%, 05/01/2031 1,505 1,155
7.95%, 06/15/2039
(h)
740 549
Par Petroleum LLC / Par Petroleum Finance Corp
7.75%, 12/15/2025
(g)
195 137
Parkland Fuel Corp
6.00%, 04/01/2026
(g)
245 236
Parsley Energy LLC / Parsley Finance Corp
4.13%, 02/15/2028
(g)
700 574
5.25%, 08/15/2025
(g)
670 592
5.38%, 01/15/2025
(g),(h)
265 238
5.63%, 10/15/2027
(g)
1,720 1,471
Patterson-UTI Energy Inc
5.15%, 11/15/2029 1,255 832
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028
(g)
1,000 712
7.25%, 06/15/2025 595 446
PDC Energy Inc
5.75%, 05/15/2026 6,790 5,179
6.13%, 09/15/2024 820 644
Precision Drilling Corp
5.25%, 11/15/2024 213 81
6.50%, 12/15/2021 23 17
7.13%, 01/15/2026
(g),(h)
250 100
Pride International LLC
7.88%, 08/15/2040 300 24
Puma International Financing SA
5.00%, 01/24/2026
(g)
730 461
5.13%, 10/06/2024
(g)
400 270
QEP Resources Inc
5.25%, 05/01/2023 232 78
5.38%, 10/01/2022 450 155
Range Resources Corp
5.00%, 08/15/2022 500 460
Seven Generations Energy Ltd
5.38%, 09/30/2025
(g)
1,630 1,300
6.75%, 05/01/2023
(g)
125 113
6.88%, 06/30/2023
(g)
5 5
SM Energy Co
5.00%, 01/15/2024 459 145
5.63%, 06/01/2025 235 66
6.13%, 11/15/2022 371 148
6.75%, 09/15/2026 495 135
Southwestern Energy Co
6.20%, 01/23/2025 805 712
7.50%, 04/01/2026
(h)
235 211
7.75%, 10/01/2027
(h)
90 78
Suncor Energy Ventures Corp
4.50%, 04/01/2022
(g)
700 699
6.00%, 04/01/2042
(g)
340 356
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 500 485
5.50%, 02/15/2026 1,700 1,641
5.88%, 03/15/2028 8,316 7,900
6.00%, 04/15/2027 3,450 3,364
Teine Energy Ltd
6.88%, 09/30/2022
(g)
815 782
Transocean Guardian Ltd
5.88%, 01/15/2024
(g)
848 649
Transocean Inc
6.80%, 03/15/2038 1,252 266
7.25%, 11/01/2025
(g)
6,715 2,552
7.50%, 04/15/2031 690 165
9.35%, 12/15/2041 200 48
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Transocean Pontus Ltd
6.13%, 08/01/2025
(g)
$ 752 $ 609
Transocean Sentry Ltd
5.38%, 05/15/2023
(g)
205 156
Ultra Resources Inc/US
6.88%, 04/15/2022
(g)
550 —
Valaris plc
0.00%, 01/31/2024
(d)
39 3
0.00%, 03/15/2025
(d)
330 26
0.00%, 10/01/2044
(d)
990 79
4.75%, 01/15/2024
(h)
422 46
4.88%, 06/01/2022 400 49
5.85%, 01/15/2044
(h)
430 47
7.38%, 06/15/2025 500 55
Vantage Drilling International
9.25%, 11/15/2023
(g)
400 210
Vermilion Energy Inc
5.63%, 03/15/2025
(g)
179 115
Vine Oil & Gas LP / Vine Oil & Gas Finance
Corp
8.75%, 04/15/2023
(g)
425 225
Viper Energy Partners LP
5.38%, 11/01/2027
(g)
1,050 940
W&T Offshore Inc
9.75%, 11/01/2023
(g)
610 201
WPX Energy Inc
5.25%, 09/15/2024 648 582
5.75%, 06/01/2026 4,519 4,095
8.25%, 08/01/2023 377 362
$ 128,001
Oil & Gas Services - 0.32%
Apergy Corp
6.38%, 05/01/2026 500 410
Archrock Partners LP / Archrock Partners Finance
Corp
6.88%, 04/01/2027
(g)
435 326
CGG Holding US Inc
9.00%, 05/01/2023
(g)
124 118
CSI Compressco LP / CSI Compressco Finance
Inc
7.25%, 08/15/2022 848 269
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05/01/2025 301 181
Forum Energy Technologies Inc
6.25%, 10/01/2021 13,552 4,337
FTS International Inc
6.25%, 05/01/2022 325 80
KCA Deutag UK Finance PLC
7.25%, 05/15/2021
(g)
200 63
McDermott Technology Americas Inc /
McDermott Technology US Inc
0.00%, 05/01/2024
(d),(g)
2,285 114
Oceaneering International Inc
4.65%, 11/15/2024 113 58
6.00%, 02/01/2028 225 116
SESI LLC
7.13%, 12/15/2021
(g)
55 28
Telford Offshore Ltd
12.00%, PIK 12.00%, 12/31/2049
(j),(k),(m)
320 74
Transocean Phoenix 2 Ltd
7.75%, 10/15/2024
(g)
390 343
Transocean Proteus Ltd
6.25%, 12/01/2024
(g)
575 486
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 800 644
6.88%, 09/01/2027 270 216

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
178
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Weatherford International Ltd
11.00%, 12/01/2024
(g)
$ 650 $ 481
Welltec A/S
9.50%, 12/01/2022
(g)
335 296
$ 8,640
Packaging & Containers - 3.28%
ARD Finance SA
6.50%, PIK 7.25%, 06/30/2027
(g),(j),(k)
750 696
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
430 419
4.25%, 09/15/2022
(g)
700 704
5.25%, 04/30/2025
(g)
540 556
5.25%, 08/15/2027
(g)
250 243
6.00%, 02/15/2025
(g)
1,425 1,426
Ball Corp
4.00%, 11/15/2023 830 859
4.88%, 03/15/2026 1,140 1,225
5.00%, 03/15/2022 983 1,030
5.25%, 07/01/2025 246 272
Berry Global Inc
4.50%, 02/15/2026
(g)
8,840 8,726
4.88%, 07/15/2026
(g)
6,250 6,384
5.50%, 05/15/2022 400 400
5.63%, 07/15/2027
(g)
3,500 3,596
6.00%, 10/15/2022 160 160
Crown Americas LLC / Crown Americas Capital
Corp IV
4.50%, 01/15/2023 1,030 1,056
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 650 651
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 2,740 2,815
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
818 792
7.88%, 07/15/2026
(g)
395 379
Graphic Packaging International LLC
4.75%, 04/15/2021 120 121
4.88%, 11/15/2022 363 367
LABL Escrow Issuer LLC
6.75%, 07/15/2026
(g)
695 718
10.50%, 07/15/2027
(g)
715 709
Matthews International Corp
5.25%, 12/01/2025
(g)
255 231
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(g)
1,194 1,101
7.25%, 04/15/2025
(g)
1,130 884
Owens-Brockway Glass Container Inc
5.00%, 01/15/2022
(g)
608 614
5.38%, 01/15/2025
(g)
205 200
5.88%, 08/15/2023
(g)
608 614
6.38%, 08/15/2025
(g)
83 84
Pactiv LLC
7.95%, 12/15/2025 400 421
8.38%, 04/15/2027 330 343
Plastipak Holdings Inc
6.25%, 10/15/2025
(g)
10,771 9,616
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
4.72%, 07/15/2021
(g)
1,675 1,650
3 Month USD LIBOR + 3.50%
5.13%, 07/15/2023
(g)
4,605 4,628
7.00%, 07/15/2024
(g)
866 869
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Sealed Air Corp
5.13%, 12/01/2024
(g)
$ 80 $ 84
5.25%, 04/01/2023
(g)
385 397
5.50%, 09/15/2025
(g)
808 860
6.88%, 07/15/2033
(g)
355 392
Silgan Holdings Inc
4.13%, 02/01/2028
(g)
2,575 2,530
Trident TPI Holdings Inc
6.63%, 11/01/2025
(g)
11,440 9,014
9.25%, 08/01/2024
(g)
5,030 4,401
TriMas Corp
4.88%, 10/15/2025
(g)
200 196
Trivium Packaging Finance BV
5.50%, 08/15/2026
(g)
13,167 13,497
8.50%, 08/15/2027
(g)
680 711
$ 87,641
Pharmaceuticals - 1.05%
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
2,280 2,513
9.25%, 04/01/2026
(g)
1,575 1,740
Bausch Health Cos Inc
5.00%, 01/30/2028
(g)
3,900 3,743
5.25%, 01/30/2030
(g)
2,450 2,426
5.50%, 03/01/2023
(g)
212 210
5.50%, 11/01/2025
(g)
1,910 1,986
5.88%, 05/15/2023
(g)
88 87
6.13%, 04/15/2025
(g)
2,440 2,471
7.00%, 03/15/2024
(g)
1,352 1,390
7.00%, 01/15/2028
(g)
4,100 4,253
7.25%, 05/30/2029
(g)
665 710
9.00%, 12/15/2025
(g)
1,470 1,603
Elanco Animal Health Inc
4.90%, 08/28/2028 150 166
5.02%, 08/28/2023 400 422
Endo Dac / Endo Finance LLC / Endo Finco Inc
6.00%, 07/15/2023
(g)
1,203 902
6.00%, 02/01/2025
(g)
1,175 840
HLF Financing Sarl LLC / Herbalife International
Inc
7.25%, 08/15/2026
(g)
318 310
Horizon Therapeutics USA Inc
5.50%, 08/01/2027
(g)
875 910
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
5.50%, 04/15/2025
(g)
965 241
5.63%, 10/15/2023
(g)
389 112
5.75%, 08/01/2022
(g)
43 18
Owens & Minor Inc
3.88%, 09/15/2021 270 255
4.38%, 12/15/2024 270 219
Par Pharmaceutical Inc
7.50%, 04/01/2027
(g)
400 407
$ 27,934
Pipelines - 2.39%
American Midstream Partners LP / American
Midstream Finance Corp
9.50%, 12/15/2021
(g)
700 644
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 8,076 6,299
5.75%, 03/01/2027
(g)
345 255
5.75%, 01/15/2028
(g)
95 70
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.13%, 11/15/2022
(g)
320 272
6.63%, 07/15/2026
(g)
200 134

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
179
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Buckeye Partners LP
4.13%, 03/01/2025
(g)
$ 1,875 $ 1,734
4.13%, 12/01/2027 395 353
4.15%, 07/01/2023 495 463
4.35%, 10/15/2024 295 271
4.50%, 03/01/2028
(g)
3,725 3,353
5.60%, 10/15/2044 1,257 892
5.85%, 11/15/2043 395 288
6.37%, 01/22/2078
(l)
390 242
3 Month USD LIBOR + 4.02%
Cheniere Energy Partners LP
4.50%, 10/01/2029
(g)
2,504 2,310
5.25%, 10/01/2025 98 94
CNX Midstream Partners LP / CNX Midstream
Finance Corp
6.50%, 03/15/2026
(g)
970 794
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
368 239
5.75%, 04/01/2025
(h)
487 351
6.25%, 04/01/2023 145 106
DCP Midstream Operating LP
3.88%, 03/15/2023 458 380
4.75%, 09/30/2021
(g)
381 360
4.95%, 04/01/2022 298 271
5.13%, 05/15/2029 740 551
5.38%, 07/15/2025 475 384
5.60%, 04/01/2044 120 62
5.85%, 05/21/2043
(g),(l)
690 317
3 Month USD LIBOR + 3.85%
6.45%, 11/03/2036
(g)
170 99
6.75%, 09/15/2037
(g)
315 189
8.13%, 08/16/2030 45 35
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 615 589
Energy Transfer LP
5.50%, 06/01/2027 1,100 1,126
EnLink Midstream LLC
5.38%, 06/01/2029
(h)
110 68
EnLink Midstream Partners LP
4.15%, 06/01/2025 1,000 620
4.85%, 07/15/2026 80 49
5.05%, 04/01/2045 250 101
EQM Midstream Partners LP
4.00%, 08/01/2024 460 415
4.13%, 12/01/2026 885 759
4.75%, 07/15/2023 310 293
5.50%, 07/15/2028 1,200 1,068
6.50%, 07/15/2048 960 770
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 669 565
6.00%, 05/15/2023 355 313
6.25%, 05/15/2026 360 301
6.50%, 10/01/2025 361 303
7.75%, 02/01/2028 495 421
Global Partners LP / GLP Finance Corp
7.00%, 06/15/2023 90 78
Hess Midstream Operations LP
5.63%, 02/15/2026
(g)
221 206
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(g)
3,015 2,743
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025 $ 1,466 $ 953
7.50%, 11/01/2023 1,125 762
7.50%, 04/15/2026
(h)
85 55
NuStar Logistics LP
4.75%, 02/01/2022 150 140
5.63%, 04/28/2027 7,384 6,646
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(g)
1,100 941
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.50%, 08/15/2022 660 158
5.75%, 04/15/2025 852 171
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
4.75%, 10/01/2023
(g)
30 23
5.50%, 09/15/2024
(g)
440 334
5.50%, 01/15/2028
(g)
872 597
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.25%, 11/15/2023 1,100 993
5.00%, 01/15/2028 1,065 889
5.13%, 02/01/2025 2,410 2,169
5.25%, 05/01/2023 455 430
5.38%, 02/01/2027 94 80
5.50%, 03/01/2030
(g)
4,275 3,644
5.88%, 04/15/2026 1,300 1,165
6.50%, 07/15/2027 615 554
6.75%, 03/15/2024 3,140 2,968
Western Midstream Operating LP
3.10%, 02/01/2025 1,160 1,059
3.95%, 06/01/2025 730 648
4.00%, 07/01/2022 825 798
4.05%, 02/01/2030 1,615 1,474
4.50%, 03/01/2028 725 638
4.65%, 07/01/2026 735 650
4.75%, 08/15/2028 720 634
5.25%, 02/01/2050 1,225 963
5.45%, 04/01/2044
(h)
885 662
$ 63,798
Real Estate - 0.25%
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(g)
1,236 1,194
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(g)
361 332
Howard Hughes Corp/The
5.38%, 03/15/2025
(g)
1,250 1,212
Hunt Cos Inc
6.25%, 02/15/2026
(g)
1,170 994
Kennedy-Wilson Inc
5.88%, 04/01/2024 1,020 976
Newmark Group Inc
6.13%, 11/15/2023 310 285
Realogy Group LLC / Realogy Co-Issuer Corp
4.88%, 06/01/2023
(g),(h)
845 643
5.25%, 12/01/2021
(g)
950 798
WeWork Cos Inc
7.88%, 05/01/2025
(g)
640 259
$ 6,693
REITs - 2.28%
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
5.75%, 05/15/2026
(g)
276 221
CBL & Associates LP
5.25%, 12/01/2023 25 7
5.95%, 12/15/2026 500 135

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
180
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
CoreCivic Inc
4.63%, 05/01/2023 $ 1,263 $ 1,193
5.00%, 10/15/2022 6,475 6,222
Diversified Healthcare Trust
4.75%, 05/01/2024 190 157
4.75%, 02/15/2028 430 369
6.75%, 12/15/2021 199 190
ESH Hospitality Inc
4.63%, 10/01/2027
(g)
5,075 4,593
5.25%, 05/01/2025
(g)
6,364 5,982
GEO Group Inc/The
5.13%, 04/01/2023 640 536
5.88%, 01/15/2022 700 648
5.88%, 10/15/2024 1,000 790
6.00%, 04/15/2026 300 224
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024
(g)
490 486
Iron Mountain Inc
4.38%, 06/01/2021
(g)
115 115
4.88%, 09/15/2027
(g)
1,546 1,515
4.88%, 09/15/2029
(g)
600 575
5.25%, 03/15/2028
(g)
2,050 2,004
Iron Mountain US Holdings Inc
5.38%, 06/01/2026
(g)
315 313
iStar Inc
4.75%, 10/01/2024 1,000 835
5.25%, 09/15/2022 500 453
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
5.25%, 03/15/2022
(g)
503 415
5.25%, 10/01/2025
(g)
9,564 6,957
5.88%, 08/01/2021
(g)
353 312
Mack-Cali Realty LP
3.15%, 05/15/2023 320 263
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
4.50%, 09/01/2026 900 871
5.63%, 05/01/2024 1,215 1,233
MPT Operating Partnership LP / MPT Finance
Corp
4.63%, 08/01/2029 835 830
5.00%, 10/15/2027 1,460 1,489
5.25%, 08/01/2026 1,313 1,326
6.38%, 03/01/2024 245 253
Ryman Hospitality Properties Inc
4.75%, 10/15/2027
(g)
7,700 6,718
SBA Communications Corp
4.00%, 10/01/2022 1,350 1,357
4.88%, 09/01/2024 968 997
Starwood Property Trust Inc
3.63%, 02/01/2021 325 306
4.75%, 03/15/2025 571 482
5.00%, 12/15/2021 715 669
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
7.13%, 12/15/2024
(g)
190 146
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
6.00%, 04/15/2023
(g),(h)
1,422 1,319
8.25%, 10/15/2023 685 568
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(g)
2,975 2,767
4.13%, 08/15/2030
(g)
2,550 2,321
4.25%, 12/01/2026
(g)
825 771
Washington Prime Group LP
6.45%, 08/15/2024
(h)
1,970 1,096
$ 61,029
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 2.64%
1011778 BC ULC / New Red Finance Inc
4.25%, 05/15/2024
(g)
$ 1,551 $ 1,551
4.38%, 01/15/2028
(g)
2,100 2,031
5.00%, 10/15/2025
(g)
16,630 16,713
Asbury Automotive Group Inc
4.75%, 03/01/2030
(g)
78 64
Beacon Roofing Supply Inc
4.88%, 11/01/2025
(g)
1,305 1,153
Bed Bath & Beyond Inc
4.92%, 08/01/2034
(h)
290 140
5.17%, 08/01/2044 1,124 486
Brinker International Inc
5.00%, 10/01/2024
(g)
740 615
Caleres Inc
6.25%, 08/15/2023 3 3
Carvana Co
8.88%, 10/01/2023
(g)
763 746
Conn's Inc
7.25%, 07/15/2022 285 192
DriveTime Automotive Group Inc / Bridgecrest
Acceptance Corp
8.00%, 06/01/2021
(g)
12,512 11,198
eG Global Finance PLC
6.75%, 02/07/2025
(g)
250 227
Ferrellgas LP / Ferrellgas Finance Corp
6.50%, 05/01/2021
(h)
191 153
6.75%, 01/15/2022
(h)
450 359
6.75%, 06/15/2023
(h)
385 308
FirstCash Inc
5.38%, 06/01/2024
(g)
114 114
GameStop Corp
6.75%, 03/15/2021
(g)
20 16
Golden Nugget Inc
6.75%, 10/15/2024
(g)
581 453
8.75%, 10/01/2025
(g)
1,025 584
Guitar Center Inc
9.50%, 10/15/2021
(g)
1,175 811
IRB Holding Corp
6.75%, 02/15/2026
(g)
135 112
JC Penney Corp Inc
5.88%, 07/01/2023
(g)
125 57
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(g)
717 740
5.25%, 06/01/2026
(g)
800 818
L Brands Inc
5.25%, 02/01/2028 90 65
5.63%, 02/15/2022 538 470
5.63%, 10/15/2023 665 542
6.63%, 04/01/2021 80 73
6.75%, 07/01/2036 450 324
6.88%, 11/01/2035 744 548
6.95%, 03/01/2033 320 179
7.50%, 06/15/2029 358 265
7.60%, 07/15/2037 200 118
Macy's Retail Holdings Inc
2.88%, 02/15/2023 1,333 956
3.63%, 06/01/2024 70 49
4.50%, 12/15/2034 205 117
Marks & Spencer PLC
7.13%, 12/01/2037
(g)
200 183
Men's Wearhouse Inc/The
7.00%, 07/01/2022 16 7
Michaels Stores Inc
8.00%, 07/15/2027
(g),(h)
400 276
Murphy Oil USA Inc
4.75%, 09/15/2029 500 515
5.63%, 05/01/2027 695 716

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
181
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Neiman Marcus Group LTD LLC / Neiman
Marcus Group LLC / Mariposa Borrower / NMG
8.00%, 10/25/2024
(g)
$ 250 $ 20
Party City Holdings Inc
6.63%, 08/01/2026
(g)
242 23
Penske Automotive Group Inc
5.50%, 05/15/2026 786 719
PetSmart Inc
5.88%, 06/01/2025
(g)
989 996
7.13%, 03/15/2023
(g)
1,505 1,441
8.88%, 06/01/2025
(g)
650 630
PriSo Acquisition Corp
9.00%, 05/15/2023
(g)
136 106
QVC Inc
4.38%, 03/15/2023 1,015 989
4.45%, 02/15/2025 920 858
4.75%, 02/15/2027 900 822
4.85%, 04/01/2024 910 878
5.13%, 07/02/2022 820 808
5.45%, 08/15/2034 850 687
5.95%, 03/15/2043 810 625
Rite Aid Corp
6.13%, 04/01/2023
(g)
1,171 1,060
7.50%, 07/01/2025
(g)
165 163
Sally Holdings LLC / Sally Capital Inc
5.63%, 12/01/2025 755 619
Sonic Automotive Inc
6.13%, 03/15/2027 801 689
SRS Distribution Inc
8.25%, 07/01/2026
(g),(h)
5,410 4,968
Staples Inc
7.50%, 04/15/2026
(g)
2,200 1,738
10.75%, 04/15/2027
(g)
830 473
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.50%, 06/01/2024 1,073 1,039
5.88%, 03/01/2027 750 715
Yum! Brands Inc
3.75%, 11/01/2021 510 511
3.88%, 11/01/2023 970 984
4.75%, 01/15/2030
(g)
800 816
5.35%, 11/01/2043 383 364
6.88%, 11/15/2037 300 305
7.75%, 04/01/2025
(g)
1,275 1,396
$ 70,489
Semiconductors - 0.16%
Advanced Micro Devices Inc
7.50%, 08/15/2022 1,200 1,311
Amkor Technology Inc
6.63%, 09/15/2027
(g)
500 514
Entegris Inc
4.63%, 02/10/2026
(g)
431 432
Qorvo Inc
4.38%, 10/15/2029
(g)
700 698
5.50%, 07/15/2026 425 446
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(g)
868 894
$ 4,295
Software - 3.19%
ACI Worldwide Inc
5.75%, 08/15/2026
(g)
3,200 3,184
Ascend Learning LLC
6.88%, 08/01/2025
(g)
4,473 4,428
6.88%, 08/01/2025
(g)
4,750 4,703
Blackboard Inc
10.38%, 11/15/2024
(g)
195 183
Camelot Finance SA
4.50%, 11/01/2026
(g)
3,905 3,934
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
CDK Global Inc
4.88%, 06/01/2027 $ 984 $ 982
5.00%, 10/15/2024 266 275
5.25%, 05/15/2029
(g)
1,775 1,811
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(g)
16,150 15,790
Dun & Bradstreet Corp/The
10.25%, 02/15/2027
(g)
1,000 1,095
Fair Isaac Corp
5.25%, 05/15/2026
(g)
75 78
Genesys Telecommunications Laboratories Inc/
Greeneden Lux 3 Sarl
10.00%, 11/30/2024
(g)
16,679 17,555
Granite Merger Sub 2 Inc
11.00%, 07/15/2027
(g)
90 87
j2 Cloud Services LLC / j2 Cloud Co-Obligor Inc
6.00%, 07/15/2025
(g)
744 752
MSCI Inc
4.75%, 08/01/2026
(g)
565 591
5.38%, 05/15/2027
(g)
450 485
5.75%, 08/15/2025
(g)
740 773
Nuance Communications Inc
5.63%, 12/15/2026 430 451
Open Text Corp
5.88%, 06/01/2026
(g)
1,584 1,663
PTC Inc
4.00%, 02/15/2028
(g)
381 373
6.00%, 05/15/2024 145 149
Rackspace Hosting Inc
8.63%, 11/15/2024
(g),(h)
705 695
Riverbed Technology Inc
8.88%, 03/01/2023
(g)
300 183
Sophia LP / Sophia Finance Inc
9.00%, 09/30/2023
(g)
5,100 5,138
SS&C Technologies Inc
5.50%, 09/30/2027
(g)
17,985 18,434
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 02/01/2023
(g)
800 777
10.50%, 02/01/2024
(g),(h)
714 637
$ 85,206
Storage & Warehousing - 0.02%
LBC Tank Terminals Holding Netherlands BV
6.88%, 05/15/2023
(g)
325 317
Mobile Mini Inc
5.88%, 07/01/2024 230 232
$ 549
Telecommunications - 7.19%
Altice France Holding SA
6.00%, 02/15/2028
(g)
1,000 910
10.50%, 05/15/2027
(g)
1,000 1,080
Altice France SA/France
5.50%, 01/15/2028
(g)
1,100 1,108
7.38%, 05/01/2026
(g)
8,946 9,348
8.13%, 02/01/2027
(g)
2,200 2,371
C&W Senior Financing DAC
6.88%, 09/15/2027
(g)
685 676
7.50%, 10/15/2026
(g)
1,575 1,575
CenturyLink Inc
5.13%, 12/15/2026
(g)
950 900
5.63%, 04/01/2025 345 345
5.80%, 03/15/2022 1,215 1,244
6.45%, 06/15/2021 800 819
6.75%, 12/01/2023 455 475
6.88%, 01/15/2028 202 209
7.50%, 04/01/2024 770 835
7.60%, 09/15/2039 395 403
7.65%, 03/15/2042 380 380

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
182
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Cincinnati Bell Inc
7.00%, 07/15/2024
(g)
$ 419 $ 424
8.00%, 10/15/2025
(g)
140 142
CommScope Inc
5.50%, 03/01/2024
(g)
1,700 1,700
5.50%, 06/15/2024
(g)
752 666
6.00%, 03/01/2026
(g)
10,615 10,641
8.25%, 03/01/2027
(g)
4,305 4,126
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
2,990 2,564
6.00%, 06/15/2025
(g)
10,718 9,538
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
1,445 1,369
Consolidated Communications Inc
6.50%, 10/01/2022
(h)
1,275 1,144
DKT Finance ApS
9.38%, 06/17/2023
(g)
125 124
Embarq Corp
8.00%, 06/01/2036 1,067 1,099
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(g)
125 103
GTT Communications Inc
7.88%, 12/31/2024
(g)
18,765 11,212
Hughes Satellite Systems Corp
5.25%, 08/01/2026 1,039 1,096
6.63%, 08/01/2026 1,060 1,130
7.63%, 06/15/2021 320 332
Intelsat Jackson Holdings SA
8.50%, 10/15/2024
(g)
2,475 1,436
9.50%, 09/30/2022
(g)
400 444
Intrado Corp
8.50%, 10/15/2025
(g)
1,405 982
Koninklijke KPN NV
7.00%, 03/28/2073
(g),(l)
405 419
USD Swap Semi-Annual 10 Year + 5.21%
Level 3 Financing Inc
5.13%, 05/01/2023 3,585 3,567
5.25%, 03/15/2026 480 491
5.38%, 01/15/2024 4,235 4,267
5.38%, 05/01/2025 383 386
Metropolitan Light Co Ltd
5.50%, 11/21/2022
(g)
500 499
Nokia Oyj
3.38%, 06/12/2022 520 524
4.38%, 06/12/2027 495 502
6.63%, 05/15/2039 416 444
ORBCOMM Inc
8.00%, 04/01/2024
(g)
1,113 1,024
Plantronics Inc
5.50%, 05/31/2023
(g)
432 342
Qwest Corp
6.75%, 12/01/2021 730 764
Sprint Capital Corp
6.88%, 11/15/2028 1,577 1,899
8.75%, 03/15/2032 1,793 2,519
Sprint Communications Inc
6.00%, 11/15/2022 5,860 6,198
9.25%, 04/15/2022 275 303
11.50%, 11/15/2021 159 177
Sprint Corp
7.13%, 06/15/2024 14,353 16,112
7.25%, 09/15/2021 1,038 1,089
7.63%, 02/15/2025 1,927 2,211
7.63%, 03/01/2026 1,945 2,299
7.88%, 09/15/2023 6,040 6,788
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Telecom Italia Capital SA
6.00%, 09/30/2034 $ 1,044 $ 1,081
6.38%, 11/15/2033 1,115 1,202
7.20%, 07/18/2036 1,532 1,719
7.72%, 06/04/2038 550 638
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
1,790 1,859
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/2022 1,100 1,140
T-Mobile USA Inc
4.50%, 02/01/2026 3,335 3,436
4.75%, 02/01/2028 1,320 1,386
5.13%, 04/15/2025 130 132
5.38%, 04/15/2027 731 773
6.00%, 04/15/2024 2,252 2,296
6.50%, 01/15/2026 3,402 3,593
Trilogy International Partners LLC / Trilogy
International Finance Inc
8.88%, 05/01/2022
(g),(h)
100 92
United States Cellular Corp
6.70%, 12/15/2033 300 315
ViaSat Inc
5.63%, 09/15/2025
(g)
20,636 19,399
5.63%, 04/15/2027
(g)
4,575 4,507
Vodafone Group PLC
7.00%, 04/04/2079
(l)
1,600 1,833
USD Swap Semi-Annual 5 Year + 4.87%
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g)
14,125 13,699
6.13%, 03/01/2028
(g)
7,625 7,187
$ 192,061
Toys, Games & Hobbies - 0.12%
Mattel Inc
3.15%, 03/15/2023 1,000 921
5.45%, 11/01/2041 810 640
5.88%, 12/15/2027
(g)
650 634
6.20%, 10/01/2040 150 128
6.75%, 12/31/2025
(g)
892 905
$ 3,228
Transportation - 0.13%
Kenan Advantage Group Inc/The
7.88%, 07/31/2023
(g),(h)
662 554
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(g)
350 227
Teekay Corp
9.25%, 11/15/2022
(g)
250 245
Teekay Offshore Partners LP/Teekay Offshore
Finance Corp
8.50%, 07/15/2023
(g)
775 696
Watco Cos LLC / Watco Finance Corp
6.38%, 04/01/2023
(g)
270 261
XPO CNW Inc
6.70%, 05/01/2034 347 326
XPO Logistics Inc
6.13%, 09/01/2023
(g)
170 172
6.75%, 08/15/2024
(g)
970 999
$ 3,480
Trucking & Leasing - 0.06%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(g),(l)
400 292
3 Month USD LIBOR + 4.30%
Fortress Transportation and Infrastructure
Investors LLC
6.50%, 10/01/2025
(g)
360 295
6.75%, 03/15/2022
(g)
1,150 1,039
$ 1,626
TOTAL BONDS $ 2,185,366

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
183
SENIOR FLOATING RATE INTERESTS
- 11.93%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 1.01%
Clarios Global LP
4.28%, 04/30/2026
(o)
$ 2,978 $ 2,689
3 Month USD LIBOR + 3.50%
Dexko Global Inc
9.70%, 07/24/2025
(o)
13,518 11,625
3 Month USD LIBOR + 8.25%
Truck Hero Inc
9.25%, 05/16/2025
(o)
18,532 12,740
3 Month USD LIBOR + 8.25%
$ 27,054
Commercial Services - 0.94%
IRI Holdings Inc
5.86%, 12/01/2025
(o)
1,296 1,088
3 Month USD LIBOR + 4.50%
KUEHG Corp
0.00%, 02/21/2025
(o),(p)
2,090 1,679
3 Month USD LIBOR + 3.75%
9.70%, 08/22/2025
(o)
12,738 9,554
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
0.00%, 03/06/2025
(o),(p)
2,090 1,701
3 Month USD LIBOR + 3.25%
8.50%, 03/13/2026
(o)
6,500 3,738
3 Month USD LIBOR + 7.50%
PAREXEL International Corp
3.60%, 08/09/2024
(o)
4,816 4,398
3 Month USD LIBOR + 2.75%
Refinitiv US Holdings Inc
4.02%, 10/01/2025
(o)
2,977 2,909
1 Month USD LIBOR + 3.25%
$ 25,067
Computers - 0.13%
Flexential Intermediate Corp
8.71%, 07/24/2025
(o)
9,715 3,449
3 Month USD LIBOR + 7.25%
Consumer Products - 0.17%
KIK Custom Products Inc
5.00%, 05/15/2023
(o)
5,076 4,523
3 Month USD LIBOR + 4.00%
Cosmetics & Personal Care - 0.42%
Wellness Merger Sub Inc
10.21%, 06/27/2025
(o)
13,700 11,255
3 Month USD LIBOR + 8.75%
Distribution & Wholesale - 0.11%
American Tire Distributors Inc
7.20%, 09/01/2023
(o)
2,297 2,105
3 Month USD LIBOR + 6.00%
8.55%, 08/30/2024
(o)
1,512 911
3 Month USD LIBOR + 7.50%
$ 3,016
Electronics - 0.61%
Deliver Buyer Inc
6.45%, 05/01/2024
(o)
18,521 16,391
3 Month USD LIBOR + 5.00%
Engineering & Construction - 0.24%
Brand Industrial Services Inc
5.45%, 06/21/2024
(o)
7,651 6,448
3 Month USD LIBOR + 4.25%
Entertainment - 0.57%
18 Fremont Street Acquisition LLC
9.50%, 08/09/2025
(o)
13,420 11,055
1 Month USD LIBOR + 8.00%
Playtika Holding Corp
7.07%, 12/03/2024
(o)
4,271 4,217
1 Month USD LIBOR + 6.00%
$ 15,272
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0.19%
Packers Holdings LLC
4.25%, 12/04/2024
(o)
$ 5,430 $ 5,041
3 Month USD LIBOR + 3.25%
Healthcare - Services - 1.14%
ATI Holdings Acquisition Inc
0.00%, 05/10/2023
(o),(p)
2,730 2,305
3 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
6.50%, 03/18/2024
(o)
4,158 3,491
3 Month USD LIBOR + 5.50%
9.00%, 03/16/2025
(o)
6,940 5,205
3 Month USD LIBOR + 8.00%
Dental Corp of Canada Inc
8.50%, 06/01/2026
(o)
17,346 13,227
3 Month USD LIBOR + 7.50%
Dentalcorp Health Services ULC
4.75%, 06/01/2025
(o)
3,970 3,216
3 Month USD LIBOR + 3.75%
Jaguar Holding Co II
3.11%, 08/18/2022
(o)
2,917 2,856
3 Month USD LIBOR + 2.50%
$ 30,300
Insurance - 1.59%
Asurion LLC
7.12%, 08/04/2025
(o)
21,195 20,453
3 Month USD LIBOR + 6.50%
7.12%, 08/04/2025
(o)
21,750 20,989
3 Month USD LIBOR + 6.50%
USI Inc/NY
3.99%, 05/16/2024
(o)
992 932
3 Month USD LIBOR + 3.00%
$ 42,374
Internet - 0.73%
MH Sub I LLC
8.57%, 09/15/2025
(o)
22,499 19,518
3 Month USD LIBOR + 7.50%
Investment Companies - 0.24%
Masergy Holdings Inc
8.56%, 12/16/2024
(o)
5,393 4,543
3 Month USD LIBOR + 7.50%
Zest Acquisition Corp
8.66%, 03/06/2026
(o)
2,580 1,806
3 Month USD LIBOR + 7.50%
$ 6,349
Machinery - Diversified - 0.96%
Engineered Machinery Holdings Inc
5.70%, 07/19/2024
(o)
7,182 6,392
3 Month USD LIBOR + 4.25%
8.70%, 07/25/2025
(o)
16,681 14,554
3 Month USD LIBOR + 7.25%
Granite US Holdings Corp
6.19%, 09/30/2026
(o)
5,704 4,621
1 Month USD LIBOR + 5.25%
$ 25,567
Miscellaneous Manufacturers - 0.18%
UTEX Industries Inc
5.31%, 05/22/2021
(o)
10,615 2,717
3 Month USD LIBOR + 4.00%
8.56%, 05/22/2022
(o)
20,650 2,189
1 Month USD LIBOR + 7.25%
$ 4,906
Pharmaceuticals - 0.71%
Change Healthcare Holdings LLC
3.50%, 03/01/2024
(o)
1,868 1,795
1 Month USD LIBOR + 2.50%

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
184
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Lanai Holdings III Inc
5.75%, 08/29/2022
(o)
$ 3,162 $ 2,708
3 Month USD LIBOR + 4.75%
11.50%, 08/14/2023
(o)
5,170 3,361
3 Month USD LIBOR + 8.50%
Packaging Coordinators Midco Inc
9.83%, 06/29/2024
(o)
11,090 10,092
3 Month USD LIBOR + 8.75%
PetVet Care Centers LLC
3.74%, 01/31/2025
(o)
1,097 990
3 Month USD LIBOR + 2.75%
$ 18,946
REITs - 0.11%
CoreCivic Inc
5.50%, 12/12/2024
(o)
3,135 2,916
1 Month USD LIBOR + 4.50%
Software - 1.88%
Applied Systems Inc
8.45%, 09/19/2025
(o)
2,650 2,517
3 Month USD LIBOR + 7.00%
Ascend Learning LLC
4.00%, 07/12/2024
(o)
8,056 7,520
3 Month USD LIBOR + 3.00%
Dun & Bradstreet Corp/The
4.49%, 02/06/2026
(o)
3,630 3,385
1 Month USD LIBOR + 4.00%
Evergreen Skills Lux Sarl
0.00%, 04/28/2021
(d),(o)
10,798 6,495
3 Month USD LIBOR + 4.75%
Greeneden US Holdings II LLC
4.08%, 12/01/2023
(o)
5,409 5,111
3 Month USD LIBOR + 3.25%
Infor US Inc
3.75%, 02/01/2022
(o)
2,015 1,976
3 Month USD LIBOR + 2.75%
Informatica LLC
7.13%, 02/14/2025
(o)
4,300 4,064
Sophia LP
4.70%, 09/30/2022
(o)
3,802 3,659
3 Month USD LIBOR + 3.25%
Vertafore Inc
4.24%, 07/02/2025
(o)
5,460 5,000
3 Month USD LIBOR + 3.25%
8.24%, 06/04/2026
(o)
11,165 10,474
3 Month USD LIBOR + 7.25%
$ 50,201
TOTAL SENIOR FLOATING RATE INTERESTS $ 318,593
Total Investments $ 2,654,214
Other Assets and Liabilities -  0.65% 17,323
TOTAL NET ASSETS - 100.00% $ 2,671,537
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $27,508 or 1.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $17,476 or
0.65% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,519,727 or 56.89% of net assets.
(h) Security or a portion of the security was on loan at the end of the period.
(i) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(n) Security purchased on a when-issued basis.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after April 30, 2020, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 18.25%
Communications 16.57%
Consumer, Cyclical 14.37%
Financial 13.03%
Industrial 11.49%
Energy 7.88%
Technology 5.96%
Money Market Funds 5.61%
Basic Materials 5.32%
Utilities 0.78%
Diversified 0.09%
Other Assets and Liabilities
0.65%
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
185
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 150,593 $ 763,368 $ 773,213 $ 140,748
$ 150,593 $ 763,368 $ 773,213 $ 140,748
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 733 $ — $ — $ —
$ 733 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
General Motors Co   0.00%, 12/01/2020 04/11/2013 $ — $ — 0.00%
General Motors Co   0.00%, 07/15/2033 04/11/2013 — — 0.00%
General Motors Co   0.00%, 03/06/2032 04/11/2013 — — 0.00%
General Motors Co   0.00%, 12/01/2020 04/11/2013 — — 0.00%
General Motors Co   0.00%, 09/01/2025 01/31/2013 — — 0.00%
General Motors Co   0.00%, 03/15/2036 01/31/2013 — — 0.00%
General Motors Co   0.00%, 05/01/2028 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2033 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2023 01/31/2013 — — 0.00%
Real Alloy Holding Inc   0.00%, 11/30/2023 05/31/2018-03/31/2020 4,544 4,544 0.17%
Specialty Steel   11.92%, 11/15/2022 11/15/2017 8,680 8,680 0.32%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 3,996 0.15%
Total $ 17,220 0.64%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 05/29/2020 EUR 400 $ 439 $ — $ —
Bank of New York Mellon 05/29/2020 $ 663 EUR 600 5 —
Bank of New York Mellon 05/29/2020 EUR 275 $ 310 — (9)
Bank of New York Mellon 05/29/2020 $ 7,144 EUR 6,606 — (98)
Total $ 5 $ (107)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.34 N/A 5.00% Quarterly 06/20/2025 $ 4,000 $ (414) $ 204 $ (210)
Total $ (414) $ 204 $ (210)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $4,000.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
April 30, 2020 (unaudited)
See accompanying notes.
186
INVESTMENT COMPANIES - 5.14% Shares Held Value (000's)
Money Market Funds - 5.14%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
11,145,606 $ 11,146
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
124,611,358 124,611
$ 135,757
TOTAL INVESTMENT COMPANIES $ 135,757
COMMON STOCKS - 0.09% Shares Held Value (000's)
Energy - Alternate Sources - 0.00%
Ogden Corp
( d),(e),(f)
5,000,000 —
Retail - 0.09%
Claire's Holdings LLC
( d),(e),(f)
4,036 1,009
Magazine Luiza SA 151,700 1,401
$ 2,410
TOTAL COMMON STOCKS $ 2,410
BONDS - 85.51%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2.39%
Air 2 US
8.63%, 10 /01/2020
(g)
$ 17 $ 17
Bombardier Inc
7.50%, 03 /15/2025
(g)
14,255 9,194
Signature Aviation US Holdings Inc
4.00%, 03 /01/2028
(g)
8,250 7,013
5.38%, 05 /01/2026
(g)
5,200 4,797
SSL Robotics LLC
9.75%, 12 /31/2023
(g)
6,695 7,110
TransDigm Inc
5.50%, 11 /15/2027
(g)
9,945 8,404
6.25%, 03 /15/2026
(g)
12,880 12,606
7.50%, 03 /15/2027 3,875 3,527
8.00%, 12 /15/2025
(g)
1,065 1,108
Triumph Group Inc
6.25%, 09 /15/2024
(g)
175 138
7.75%, 08 /15/2025
(h)
14,190 9,206
$ 63,120
Airlines - 0.22%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11 /01/2024 1,674 1,147
Delta Air Lines Inc
7.00%, 05 /01/2025
(g)
2,890 2,966
United Airlines 2016-1 Class B Pass Through
Trust
3.65%, 07 /07/2027 2,542 1,831
$ 5,944
Automobile Manufacturers - 2.78%
Ford Motor Co
8.50%, 04 /21/2023 13,895 13,704
9.00%, 04 /22/2025 13,685 13,326
9.63%, 04 /22/2030 2,225 2,216
Ford Motor Credit Co LLC
4.14%, 02 /15/2023 14,373 13,259
4.54%, 08 /01/2026 9,495 8,142
Navistar International Corp
6.63%, 11 /01/2025
(g)
21,843 18,735
9.50%, 05 /01/2025
(g)
3,875 4,069
$ 73,451
Automobile Parts & Equipment - 0.50%
American Axle & Manufacturing Inc
6.25%, 04 /01/2025 8,740 6,656
Dana Inc
5.38%, 11 /15/2027 7,290 6,433
$ 13,089
Banks - 3.81%
Barclays PLC
4.84%, 05 /09/2028 2,865 3,014
5.09%, 06 /20/2030
( i )
6,395 6,935
3 Month USD LIBOR + 3.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
7.75%, 12 /31/2049
( i ),(j)
$ 9,830 $ 9,486
USD Swap Semi-Annual 5 Year + 4.84%
CIT Group Inc
5.80%, 12 /31/2049
(h),( i ),(j)
10,154 7,968
3 Month USD LIBOR + 3.97%
Citigroup Inc
4.70%, 12 /31/2049
( i ),(j)
10,165 8,844
United States Secured Overnight Financing
Rate + 3.23%
Deutsche Bank AG
4.30%, 05 /24/2028
( i )
7,350 6,621
USD Swap Semi-Annual 5 Year + 2.25%
6.00%, 12 /31/2049
( i ),(j)
11,880 8,613
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
Deutsche Bank AG/New York NY
3.96%, 11 /26/2025
( i )
7,695 7,495
United States Secured Overnight Financing
Rate + 2.58%
Intesa Sanpaolo SpA
5.02%, 06 /26/2024
(g)
8,175 8,173
JPMorgan Chase & Co
4.60%, 12 /31/2049
( i ),(j)
22,005 19,738
United States Secured Overnight Financing
Rate + 3.13%
Lloyds Banking Group PLC
7.50%, 12 /31/2049
( i ),(j)
4,450 4,406
USD Swap Semi-Annual 5 Year + 4.50%
Popular Inc
6.13%, 09 /14/2023 9,720 9,356
$ 100,649
Building Materials - 1.50%
BMC East LLC
5.50%, 10 /01/2024
(g)
14,620 13,889
Builders FirstSource Inc
5.00%, 03 /01/2030
(g)
4,065 3,488
6.75%, 06 /01/2027
(g)
6,205 6,391
Griffon Corp
5.75%, 03 /01/2028 8,265 7,872
Norbord Inc
5.75%, 07 /15/2027
(g)
8,625 7,849
$ 39,489
Chemicals - 1.98%
Aruba Investments Inc
8.75%, 02 /15/2023
(g)
15,278 14,896
CF Industries Inc
4.95%, 06 /01/2043 5,555 5,676
5.15%, 03 /15/2034 6,510 6,770
Consolidated Energy Finance SA
6.50%, 05 /15/2026
(g)
13,785 10,718
6.88%, 06 /15/2025
(g)
14,670 11,296
PolyOne Corp
5.75%, 05 /15/2025
(g),(k)
2,845 2,881
$ 52,237
Commercial Services - 2.63%
Ahern Rentals Inc
7.38%, 05 /15/2023
(g)
17,235 8,107
Garda World Security Corp
9.50%, 11 /01/2027
(g)
8,886 8,886
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01 /15/2028
(g)
11,145 9,889
Refinitiv US Holdings Inc
6.25%, 05 /15/2026
(g)
11,680 12,449
8.25%, 11 /15/2026
(g)
4,745 5,148
Tms International Holding Corp
7.25%, 08 /15/2025
(g)
11,135 8,310

Schedule of Investments
High Yield Fund
April 30, 2020 (unaudited)
See accompanying notes.
187
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
United Rentals North America Inc
4.63%, 10 /15/2025 $ 6,135 $ 6,028
4.88%, 01 /15/2028 2,815 2,821
5.25%, 01 /15/2030 2,595 2,601
5.88%, 09 /15/2026 2,720 2,795
6.50%, 12 /15/2026 2,225 2,303
$ 69,337
Computers - 1.19%
Dell International LLC / EMC Corp
4.90%, 10 /01/2026
(g)
24,475 25,304
7.13%, 06 /15/2024
(g)
5,880 6,093
$ 31,397
Consumer Products - 1.13%
Prestige Brands Inc
5.13%, 01 /15/2028
(g)
2,615 2,645
6.38%, 03 /01/2024
(g)
9,095 9,345
Spectrum Brands Inc
5.00%, 10 /01/2029
(g)
10,090 9,636
5.75%, 07 /15/2025 8,205 8,185
$ 29,811
Distribution & Wholesale - 1.08%
American Builders & Contractors Supply Co Inc
4.00%, 01 /15/2028
(g)
16,585 15,736
5.88%, 05 /15/2026
(g)
6,930 6,861
H&E Equipment Services Inc
5.63%, 09 /01/2025 6,320 6,020
$ 28,617
Diversified Financial Services - 2.61%
AerCap Holdings NV
5.88%, 10 /10/2079
( i )
11,870 7,923
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Avation Capital SA
6.50%, 05 /15/2021
(g)
5,900 4,956
Credit Acceptance Corp
5.13%, 12 /31/2024
(g)
7,605 6,673
6.63%, 03 /15/2026 3,410 3,069
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(g ),( l),(m)
6,730 4,072
Navient Corp
5.00%, 03 /15/2027 3,375 2,842
6.13%, 03 /25/2024 5,490 5,051
6.63%, 07 /26/2021 4,245 4,224
6.75%, 06 /15/2026 8,795 7,937
Springleaf Finance Corp
5.38%, 11 /15/2029 5,775 4,794
6.63%, 01 /15/2028 2,730 2,409
6.88%, 03 /15/2025 14,400 13,618
7.13%, 03 /15/2026 1,570 1,480
$ 69,048
Electric - 2.13%
Elwood Energy LLC
8.16%, 07 /05/2026 4,666 4,666
Indiantown Cogeneration LP
9.77%, 12 /15/2020 400 407
NextEra Energy Operating Partners LP
4.25%, 07 /15/2024
(g)
7,190 7,318
NRG Energy Inc
5.25%, 06 /15/2029
(g)
3,570 3,820
6.63%, 01 /15/2027 3,460 3,693
7.25%, 05 /15/2026 8,070 8,675
Vistra Energy Corp
8.13%, 01 /30/2026
(g)
1,840 1,927
Vistra Operations Co LLC
5.00%, 07 /31/2027
(g)
5,765 5,880
5.50%, 09 /01/2026
(g)
10,735 11,052
5.63%, 02 /15/2027
(g)
8,335 8,773
$ 56,211
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electrical Components & Equipment - 0.61%
Energizer Holdings Inc
5.50%, 06 /15/2025
(g)
$ 7,180 $ 7,263
6.38%, 07 /15/2026
(g)
8,557 8,899
$ 16,162
Electronics - 0.33%
Sensata Technologies BV
5.00%, 10 /01/2025
(g)
6,405 6,370
Sensata Technologies Inc
4.38%, 02 /15/2030
(g)
2,440 2,367
$ 8,737
Entertainment - 4.15%
Boyne USA Inc
7.25%, 05 /01/2025
(g)
10,180 10,180
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10 /15/2025
(g)
18,190 14,285
CCM Merger Inc
6.00%, 03 /15/2022
(g)
14,575 13,773
Eldorado Resorts Inc
6.00%, 04 /01/2025 3,340 3,206
6.00%, 09 /15/2026 14,030 14,096
Enterprise Development Authority/The
12.00%, 07 /15/2024
(g)
15,640 14,115
International Game Technology PLC
6.25%, 01 /15/2027
(g)
2,030 1,974
6.50%, 02 /15/2025
(g)
11,815 11,579
Lions Gate Capital Holdings LLC
5.88%, 11 /01/2024
(g)
1,945 1,794
6.38%, 02 /01/2024
(g)
6,795 6,322
Scientific Games International Inc
7.25%, 11 /15/2029
(g)
3,770 2,686
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10 /01/2029
(g)
13,670 12,816
7.75%, 04 /15/2025
(g)
2,800 2,849
$ 109,675
Food - 4.95%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01 /15/2027
(g)
2,710 2,737
5.75%, 03 /15/2025 2,710 2,785
5.88%, 02 /15/2028
(g)
905 945
6.63%, 06 /15/2024 1,500 1,551
7.50%, 03 /15/2026
(g)
17,225 18,840
B&G Foods Inc
5.25%, 09 /15/2027 7,560 7,644
Ingles Markets Inc
5.75%, 06 /15/2023 12,374 12,374
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06 /15/2025
(g)
14,775 14,941
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04 /15/2029
(g)
15,915 16,830
Kraft Heinz Foods Co
4.38%, 06 /01/2046 25,245 24,046
Post Holdings Inc
4.63%, 04 /15/2030
(g)
11,739 11,504
5.00%, 08 /15/2026
(g)
16,840 16,641
$ 130,838
Forest Products & Paper - 0.18%
Sappi Papier Holding GmbH
7.50%, 06 /15/2032
(g)
4,886 4,642
Healthcare - Services - 3.99%
AHP Health Partners Inc
9.75%, 07 /15/2026
(g)
7,155 7,083
Centene Corp
3.38%, 02 /15/2030
(g)
12,025 12,115
4.25%, 12 /15/2027
(g)
3,395 3,552
4.63%, 12 /15/2029
(g)
6,015 6,586

Schedule of Investments
High Yield Fund
April 30, 2020 (unaudited)
See accompanying notes.
188
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Centene Corp   (continued)
5.25%, 04 /01/2025
(g)
$ 20,745 $ 21,627
5.38%, 06 /01/2026
(g)
1,455 1,541
Charles River Laboratories International Inc
4.25%, 05 /01/2028
(g)
2,660 2,683
HCA Inc
3.50%, 09 /01/2030 5,920 5,659
5.50%, 06 /15/2047 6,070 7,336
5.88%, 02 /01/2029 9,215 10,559
LifePoint Health Inc
6.75%, 04 /15/2025
(g)
3,375 3,478
Tenet Healthcare Corp
4.63%, 07 /15/2024 13,860 13,680
5.13%, 11 /01/2027
(g)
9,650 9,529
$ 105,428
Home Builders - 3.24%
Century Communities Inc
5.88%, 07 /15/2025 6,775 6,267
Forestar Group Inc
5.00%, 03 /01/2028
(g)
8,370 7,303
8.00%, 04 /15/2024
(g)
10,685 10,471
KB Home
7.63%, 05 /15/2023 6,670 6,941
Lennar Corp
4.50%, 04 /30/2024 4,537 4,628
4.75%, 11 /15/2022 7,561 7,712
4.88%, 12 /15/2023 5,060 5,187
LGI Homes Inc
6.88%, 07 /15/2026
(g)
13,710 12,767
Taylor Morrison Communities Inc
5.75%, 01 /15/2028
(g)
5,305 4,801
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03 /01/2024
(g)
8,500 7,990
Williams Scotsman International Inc
6.88%, 08 /15/2023
(g)
3,500 3,491
7.88%, 12 /15/2022
(g)
7,817 7,925
$ 85,483
Insurance - 2.38%
Acrisure LLC / Acrisure Finance Inc
8.13%, 02 /15/2024
(g)
8,020 8,261
AssuredPartners Inc
7.00%, 08 /15/2025
(g)
7,725 7,107
CNO Financial Group Inc
5.25%, 05 /30/2029 6,175 6,485
Voya Financial Inc
5.65%, 05 /15/2053
( i )
41,717 40,883
3 Month USD LIBOR + 3.58%
$ 62,736
Internet - 0.68%
Netflix Inc
4.38%, 11 /15/2026 14,505 15,240
5.38%, 11 /15/2029
(g)
2,440 2,680
$ 17,920
Investment Companies - 0.76%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.25%, 05 /15/2027 5,960 5,662
6.25%, 05 /15/2026 8,515 8,367
6.38%, 12 /15/2025 6,240 6,146
$ 20,175
Iron & Steel - 0.62%
Cleveland-Cliffs Inc
6.38%, 10 /15/2025
(g),(h)
9,710 6,846
Commercial Metals Co
4.88%, 05 /15/2023 9,523 9,476
$ 16,322
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.50%
Hilton Domestic Operating Co Inc
5.38%, 05 /01/2025
(g)
$ 3,940 $ 3,915
5.75%, 05 /01/2028
(g)
1,286 1,296
MGM Resorts International
6.75%, 05 /01/2025
(k)
8,170 8,008
$ 13,219
Machinery - Diversified - 0.48%
Maxim Crane Works Holdings Capital LLC
10.13%, 08 /01/2024
(g)
13,355 12,594
Media - 9.67%
Altice Financing SA
5.00%, 01 /15/2028
(g)
12,005 11,705
7.50%, 05 /15/2026
(g)
14,435 15,048
AMC Networks Inc
4.75%, 08 /01/2025 11,380 10,394
5.00%, 04 /01/2024 2,750 2,666
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08 /15/2030
(g)
15,960 16,164
4.75%, 03 /01/2030
(g)
6,700 6,815
5.13%, 05 /01/2023
(g)
10,285 10,417
5.38%, 06 /01/2029
(g)
9,270 9,780
5.50%, 05 /01/2026
(g)
10,945 11,384
CSC Holdings LLC
5.50%, 04 /15/2027
(g)
3,195 3,322
6.50%, 02 /01/2029
(g)
22,203 24,254
6.63%, 10 /15/2025
(g)
4,225 4,419
7.50%, 04 /01/2028
(g)
2,872 3,156
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08 /15/2026
(g)
8,570 6,513
DISH DBS Corp
5.88%, 07 /15/2022 12,915 12,949
7.75%, 07 /01/2026 8,255 8,131
LCPR Senior Secured Financing DAC
6.75%, 10 /15/2027
(g)
9,580 9,959
Meredith Corp
6.88%, 02 /01/2026 18,155 15,559
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02 /15/2025
(g)
3,925 3,886
6.88%, 02 /15/2023
(g)
4,515 4,425
UPC Holding BV
5.50%, 01 /15/2028
(g)
21,570 20,897
Virgin Media Finance PLC
5.75%, 01 /15/2025
(g)
6,897 6,968
6.00%, 10 /15/2024
(g)
2,940 2,977
Ziggo Bond Co BV
5.13%, 02 /28/2030
(g)
11,620 11,446
6.00%, 01 /15/2027
(g)
14,620 14,693
Ziggo BV
5.50%, 01 /15/2027
(g)
7,245 7,370
$ 255,297
Metal Fabrication & Hardware - 0.41%
Advanced Drainage Systems Inc
5.00%, 09 /30/2027
(g)
5,810 5,708
Park-Ohio Industries Inc
6.63%, 04 /15/2027 6,640 5,080
$ 10,788
Mining - 2.67%
Constellium SE
6.63%, 03 /01/2025
(g)
5,550 5,328
First Quantum Minerals Ltd
7.25%, 05 /15/2022
(g)
2,000 1,872
7.25%, 04 /01/2023
(g)
4,650 4,220
7.50%, 04 /01/2025
(g)
7,470 6,515
Freeport-McMoRan Inc
4.25%, 03 /01/2030 9,955 9,269
Hudbay Minerals Inc
7.63%, 01 /15/2025
(g)
9,985 9,032

Schedule of Investments
High Yield Fund
April 30, 2020 (unaudited)
See accompanying notes.
189
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
IAMGOLD Corp
7.00%, 04 /15/2025
(g)
$ 11,195 $ 11,283
Kaiser Aluminum Corp
6.50%, 05 /01/2025
(g)
4,910 4,971
Midwest Vanadium Pty Ltd
0.00%, 02 /15/2018
(d),(g)
10,465 18
Novelis Corp
4.75%, 01 /30/2030
(g)
14,955 13,132
Taseko Mines Ltd
8.75%, 06 /15/2022
(g)
9,405 4,891
$ 70,531
Oil & Gas - 4.29%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11 /01/2026
(g)
7,220 4,043
10.00%, 04 /01/2022
(g)
7,796 6,393
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11 /15/2019
(d),(e),(f)
11,835 —
CrownRock LP / CrownRock Finance Inc
5.63%, 10 /15/2025
(g)
9,680 7,842
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01 /30/2026
(g)
7,665 6,783
EP Energy LLC / Everest Acquisition Finance Inc
7.75%, 05 /15/2026
(g)
14,700 1,617
Gulfport Energy Corp
6.38%, 05 /15/2025 15,245 7,168
Laredo Petroleum Inc
10.13%, 01 /15/2028 13,400 5,459
MEG Energy Corp
7.13%, 02 /01/2027
(g)
9,790 6,755
Nabors Industries Inc
5.75%, 02 /01/2025 8,415 1,914
Nabors Industries Ltd
7.50%, 01 /15/2028
(g)
3,570 1,428
Oasis Petroleum Inc
6.25%, 05 /01/2026
(g)
14,740 1,916
6.88%, 01 /15/2023 235 31
Occidental Petroleum Corp
2.60%, 08 /13/2021 7,570 7,078
4.40%, 04 /15/2046 9,235 5,587
Parkland Fuel Corp
5.88%, 07 /15/2027
(g)
10,780 10,349
Parsley Energy LLC / Parsley Finance Corp
5.63%, 10 /15/2027
(g)
2,300 1,966
Sanchez Energy Corp
7.25%, 02 /15/2023
(g)
4,268 43
Shelf Drilling Holdings Ltd
8.25%, 02 /15/2025
(g)
7,970 2,311
SM Energy Co
5.00%, 01 /15/2024 5,430 1,713
6.63%, 01 /15/2027
(h)
8,345 2,337
Southwestern Energy Co
7.75%, 10 /01/2027
(h)
17,130 14,906
Sunoco LP / Sunoco Finance Corp
4.88%, 01 /15/2023 2,130 2,066
5.50%, 02 /15/2026 5,575 5,380
Transocean Inc
8.00%, 02 /01/2027
(g)
4,525 1,797
Ultra Resources Inc/US
6.88%, 04 /15/2022
(g)
7,440 4
Unit Corp
6.63%, 05 /15/2021 8,600 505
WPX Energy Inc
4.50%, 01 /15/2030 140 114
5.25%, 09 /15/2024 1,125 1,010
5.25%, 10 /15/2027 3,140 2,732
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
WPX Energy Inc   (continued)
5.75%, 06 /01/2026 $ 2,177 $ 1,973
$ 113,220
Oil & Gas Services - 0.01%
Calfrac Holdings LP
10.88%, 03 /15/2026
(g)
2,182 371
Packaging & Containers - 3.91%
ARD Finance SA
6.50%, PIK 7.25%, 06/30/2027
(g ),( l),(m)
9,065 8,414
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08 /15/2026
(g)
5,015 4,890
5.25%, 08 /15/2027
(g)
4,725 4,589
6.00%, 02 /15/2025
(g)
9,265 9,273
Cascades Inc/Cascades USA Inc
5.38%, 01 /15/2028
(g)
6,310 6,338
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02 /01/2026 8,490 8,724
Crown Cork & Seal Co Inc
7.38%, 12 /15/2026 16,099 17,628
Flex Acquisition Co Inc
6.88%, 01 /15/2025
(g)
8,590 8,319
7.88%, 07 /15/2026
(g)
5,705 5,477
Mauser Packaging Solutions Holding Co
7.25%, 04 /15/2025
(g)
16,030 12,544
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
4.72%, 07 /15/2021
(g)
6,620 6,521
3 Month USD LIBOR + 3.50%
5.13%, 07 /15/2023
(g)
8,460 8,502
7.00%, 07 /15/2024
(g)
1,950 1,957
$ 103,176
Pharmaceuticals - 0.89%
Bausch Health Americas Inc
8.50%, 01 /31/2027
(g)
12,710 14,011
Bausch Health Cos Inc
5.00%, 01 /30/2028
(g)
5,065 4,861
Endo Dac / Endo Finance LLC / Endo Finco Inc
6.00%, 07 /15/2023
(g)
2,250 1,687
Par Pharmaceutical Inc
7.50%, 04 /01/2027
(g)
2,810 2,856
$ 23,415
Pipelines - 3.17%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09 /15/2024 5,790 4,516
5.75%, 03 /01/2027
(g)
9,965 7,374
Buckeye Partners LP
3.95%, 12 /01/2026 6,905 6,249
4.13%, 12 /01/2027 6,220 5,551
5.85%, 11 /15/2043 1,860 1,358
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05 /01/2027
(g)
14,640 9,516
Global Partners LP / GLP Finance Corp
7.00%, 06 /15/2023 9,225 8,026
Hess Midstream Operations LP
5.63%, 02 /15/2026
(g)
10,520 9,784
NuStar Logistics LP
5.63%, 04 /28/2027 10,009 9,008
6.00%, 06 /01/2026 2,835 2,552
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.75%, 04 /15/2025 9,965 1,995

Schedule of Investments
High Yield Fund
April 30, 2020 (unaudited)
See accompanying notes.
190
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04 /15/2026 $ 6,382 $ 5,722
6.50%, 07 /15/2027 9,407 8,466
6.88%, 01 /15/2029 3,867 3,546
$ 83,663
REITs - 0.30%
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04 /15/2025
(g)
2,445 2,445
VICI Properties LP / VICI Note Co Inc
4.63%, 12 /01/2029
(g)
5,765 5,361
$ 7,806
Retail - 1.94%
1011778 BC ULC / New Red Finance Inc
5.00%, 10 /15/2025
(g)
9,990 10,040
5.75%, 04 /15/2025
(g),(h)
2,160 2,273
Claire's Stores Escrow - GCB
0.00%, 03 /15/2019
(d),(e),(f)
6,962 —
Golden Nugget Inc
6.75%, 10 /15/2024
(g)
8,430 6,575
IRB Holding Corp
6.75%, 02 /15/2026
(g)
10,450 8,674
Nordstrom Inc
8.75%, 05 /15/2025
(g)
1,990 2,128
Yum! Brands Inc
4.75%, 01 /15/2030
(g)
14,555 14,846
7.75%, 04 /01/2025
(g)
6,240 6,832
$ 51,368
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 06 /15/2011
(d),(e),(f)
3,500 —
0.00%, 01 /15/2013
(d)
3,000 —
0.00%, 01 /15/2015
(d),(e),(f)
2,000 —
3 Month USD LIBOR + 0.65%
$ —
Semiconductors - 0.45%
Sensata Technologies UK Financing Co PLC
6.25%, 02 /15/2026
(g)
11,500 11,845
Software - 1.05%
Epicor Software Corp
8.70%, 06 /30/2023
(g)
5,658 5,658
3 Month USD LIBOR + 7.25%
Open Text Corp
3.88%, 02 /15/2028
(g)
11,250 11,025
5.88%, 06 /01/2026
(g)
6,635 6,967
PTC Inc
3.63%, 02 /15/2025
(g)
1,545 1,521
4.00%, 02 /15/2028
(g)
2,675 2,621
$ 27,792
Telecommunications - 7.82%
Altice France Holding SA
6.00%, 02 /15/2028
(g)
9,470 8,616
10.50%, 05 /15/2027
(g)
7,205 7,783
Altice France SA/France
5.50%, 01 /15/2028
(g)
6,670 6,717
8.13%, 02 /01/2027
(g)
11,545 12,440
CenturyLink Inc
4.00%, 02 /15/2027
(g)
4,120 3,996
CommScope Inc
8.25%, 03 /01/2027
(g)
22,580 21,643
Embarq Corp
8.00%, 06 /01/2036 14,230 14,657
Level 3 Financing Inc
5.13%, 05 /01/2023 4,440 4,418
5.38%, 01 /15/2024 6,895 6,947
Sprint Communications Inc
6.00%, 11 /15/2022 13,755 14,547
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Corp
7.13%, 06 /15/2024 $ 8,840 $ 9,923
7.88%, 09 /15/2023 14,995 16,852
Telecom Italia Capital SA
6.38%, 11 /15/2033 3,120 3,362
Telecom Italia SpA /Milano
5.30%, 05 /30/2024
(g)
13,065 13,572
T-Mobile USA Inc
3.88%, 04 /15/2030
(g)
14,180 15,562
5.13%, 04 /15/2025 13,770 13,942
6.50%, 01 /15/2026 11,120 11,745
Zayo Group Holdings Inc
4.00%, 03 /01/2027
(g)
13,795 13,379
6.13%, 03 /01/2028
(g)
6,885 6,489
$ 206,590
Transportation - 1.67%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01 /15/2022
(d)
18,905 6,617
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11 /15/2021
(g)
25,690 16,699
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01 /15/2022
(g)
9,350 3,646
11.25%, 08 /15/2022
(g)
5,870 3,140
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05 /01/2022
(g)
5,690 5,064
XPO Logistics Inc
6.25%, 05 /01/2025
(g)
8,870 8,981
$ 44,147
Trucking & Leasing - 0.44%
DAE Funding LLC
4.50%, 08 /01/2022
(g)
4,235 3,769
5.75%, 11 /15/2023
(g)
8,890 7,957
$ 11,726
TOTAL BONDS $ 2,258,066
CONVERTIBLE BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Food - 0.00%
Fresh Express Delivery Holding Group Co Ltd
0.00%, 11 /09/2009
(d),(e),(f)
HKD 46,500 —
0.00%, 10 /18/2010
(d),(e),(f)
CNY 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 7.26%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.28%
Navistar Inc
4.23%, 11 /06/2024
(n)
$ 8,346 $ 7,517
3 Month USD LIBOR + 3.00%
Chemicals - 0.15%
Chemours Co/The
2.16%, 04 /03/2025
(n)
4,414 4,017
3 Month USD LIBOR + 1.75%
Commercial Services - 0.18%
Garda World Security Corp
6.39%, 10 /23/2026
(n)
2,899 2,780
1 Month USD LIBOR + 4.75%
Refinitiv US Holdings Inc
3.65%, 10 /01/2025
(n)
2,053 2,006
3 Month USD LIBOR + 3.00%
$ 4,786

Schedule of Investments
High Yield Fund
April 30, 2020 (unaudited)
See accompanying notes.
191
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0.46%
McAfee LLC
9.50%, 09 /29/2025
(n)
$ 12,667 $ 12,240
3 Month USD LIBOR + 3.25%
Consumer Products - 0.19%
Prestige Brands Inc
2.40%, 01 /26/2024
(n)
3,251 3,160
3 Month USD LIBOR + 2.00%
Reynolds Consumer Products LLC
2.15%, 01 /29/2027
(n)
2,000 1,924
1 Month USD LIBOR + 1.75%
$ 5,084
Diversified Financial Services - 0.25%
Russell Investments US Institutional Holdco Inc
3.82%, 06 /01/2023
(n)
7,163 6,526
1 Month USD LIBOR + 2.75%
Engineering & Construction - 0.02%
Landry's Finance Acquisition Co
3.25%, 10 /06/2023
(n)
500 514
1 Month USD LIBOR + 12.00%
Entertainment - 0.24%
Eldorado Resorts Inc
3.25%, 04 /17/2024
(n)
2,573 2,427
3 Month USD LIBOR + 3.00%
Lions Gate Capital Holdings LLC
2.65%, 03 /24/2025
(n)
4,286 3,956
3 Month USD LIBOR + 2.00%
$ 6,383
Environmental Control - 0.15%
Filtration Group Corp
3.40%, 03 /31/2025
(n)
4,038 3,829
3 Month USD LIBOR + 1.75%
Food - 0.39%
Bellring Brands LLC
6.00%, 10 /21/2024
(n)
10,447 10,303
1 Month USD LIBOR + 5.00%
Forest Products & Paper - 0.12%
Pixelle Specialty Solutions LLC
7.50%, 10 /31/2024
(n)
3,538 3,035
1 Month USD LIBOR + 6.50%
Healthcare - Services - 0.32%
LifePoint Health Inc
4.15%, 11 /16/2025
(n)
9,221 8,501
1 Month USD LIBOR + 3.75%
Insurance - 0.59%
Acrisure LLC
5.21%, 02 /15/2027
(n)
3,237 2,968
1 Month USD LIBOR + 3.50%
Asurion LLC
6.90%, 08 /04/2025
(n)
12,994 12,539
3 Month USD LIBOR + 3.25%
$ 15,507
Lodging - 0.41%
Golden Nugget LLC
3.45%, 10 /04/2023
(n)
4,986 3,978
1 Month USD LIBOR + 2.50%
Spectacle Gary Holdings LLC
11.00%, 12 /23/2025
(n)
7,949 6,757
1 Month USD LIBOR + 9.00%
$ 10,735
Media - 0.33%
CSC Holdings LLC
3.31%, 04 /15/2027
(n)
2,189 2,080
1 Month USD LIBOR + 2.50%
Diamond Sports Group LLC
3.82%, 08 /24/2026
(n)
3,229 2,620
1 Month USD LIBOR + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Radiate Holdco LLC
3.75%, 02 /01/2024
(n)
$ 4,240 $ 4,049
3 Month USD LIBOR + 3.00%
$ 8,749
Mining - 0.07%
Arconic Corp
3.24%, 02 /04/2027
(n)
1,955 1,936
1 Month USD LIBOR + 2.75%
Oil & Gas - 0.04%
Sanchez Energy Corp
7.15%, 05 /11/2020
(e),(f),(n)
572 572
1 Month USD LIBOR + 8.00%
12.00%, 05 /11/2020
(n)
579 550
1 Month USD LIBOR + 8.00%
$ 1,122
Packaging & Containers - 0.18%
Mauser Packaging Solutions Holding Co
4.56%, 04 /03/2024
(n)
5,436 4,651
3 Month USD LIBOR + 8.50%
Pharmaceuticals - 1.46%
Bausch Health Americas Inc
3.47%, 11 /14/2025
(n)
6,347 6,081
3 Month USD LIBOR + 8.75%
3.72%, 05 /19/2025
(n)
19,800 19,131
3 Month USD LIBOR + 7.50%
Endo International PLC
5.00%, 04 /29/2024
(n)
14,592 13,233
3 Month USD LIBOR + 4.00%
$ 38,445
Pipelines - 0.21%
Buckeye Partners LP
3.77%, 11 /01/2026
(n)
6,045 5,648
1 Month USD LIBOR + 2.75%
Retail - 0.15%
IRB Holding Corp
3.75%, 02 /05/2025
(n)
4,585 3,991
1 Month USD LIBOR + 2.75%
Telecommunications - 1.07%
GTT Communications Inc
3.15%, 05 /31/2025
(n)
7,897 5,703
3 Month USD LIBOR + 2.75%
Level 3 Financing Inc
2.12%, 03 /01/2027
(n)
2,458 2,349
1 Month USD LIBOR + 1.75%
Maxar Technologies Ltd
3.16%, 10 /05/2024
(n)
14,251 13,182
3 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.40%, 02 /19/2027
(n)
7,585 7,109
1 Month USD LIBOR + 3.00%
$ 28,343
TOTAL SENIOR FLOATING RATE INTERESTS $ 191,862
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1.91%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1.91%
0.50%, 03 /31/2025
(h)
$ 50,000 $ 50,369
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 50,369
Total Investments $ 2,638,464
Other Assets and Liabilities -  0.09% 2,186
TOTAL NET ASSETS - 100.00% $ 2,640,650

Schedule of Investments
High Yield Fund
April 30, 2020 (unaudited)
See accompanying notes.
192
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $32,296 or 1.22% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,581 or 0.06%
of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,419,974 or 53.77% of net assets.
(h) Security or a portion of the security was on loan at the end of the period.
( i ) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Security purchased on a when-issued basis.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  ( unaudited)
Sector Percent
Communications 19.57%
Consumer, Non-cyclical 16.13%
Consumer, Cyclical 15.58%
Industrial 12.09%
Financial 10.70%
Energy 7.72%
Basic Materials 5.79%
Money Market Funds 5.14%
Technology 3.15%
Utilities 2.13%
Government 1.91%
Other Assets and Liabilities
0.09%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 145,374 $ 929,730 $ 950,493 $ 124,611
$ 145,374 $ 929,730 $ 950,493 $ 124,611
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 592 $ — $ — $ —
$ 592 $ — $ — $ —
Amounts in thousands.
(a) Amount ex cludes earnings from securities lending collateral.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.34 N/A 5.00% Quarterly 06/20/2025 $ 50,000 $ (2,635) $ 11 $ (2,624)
Total $ (2,635) $ 11 $ (2,624)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $50,000.

Schedule of Investments
High Yield Fund
April 30, 2020 (unaudited)
See accompanying notes.
193
Exchange Cleared Credit Default Swaps (continued)
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.
194
INVESTMENT COMPANIES - 1.58% Shares Held Value (000's)
Money Market Funds - 1.58%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
2 $ —
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(c)
25,569,858 25,570
$ 25,570
TOTAL INVESTMENT COMPANIES $ 25,570
BONDS - 6.81%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.00%
CD 2007-CD4 Commercial Mortgage Trust
1.38%, 12/11/2049
(d),(e),(f)
$ 4 $ —
Commercial Mortgage Trust 2007-GG9
0.84%, 03/10/2039
(d),(e),(f)
305 —
Ginnie Mae
1.46%, 03/16/2047
(d),(e)
153 5
ML-CFC Commercial Mortgage Trust 2006-3
0.99%, 07/12/2046
(d),(e),(f)
65 —
$ 5
Home Equity Asset Backed Securities - 0.00%
Option One Mortgage Loan Trust 2005-1
1.99%, 02/25/2035 23 12
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 0.06%
Chase Mortgage Finance Trust Series 2007-A2
4.39%, 06/25/2035
(e)
34 31
Fannie Mae REMIC Trust 2004-W5
0.94%, 02/25/2047 19 18
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
0.69%, 05/25/2035 6 6
1.00 x 1 Month USD LIBOR + 0.20%
Impac CMB Trust Series 2004-5
2.81%, 10/25/2034 9 8
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
1.47%, 10/25/2034 6 6
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
1.11%, 04/25/2035 66 60
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
1.25%, 08/25/2035 13 11
1.00 x 1 Month USD LIBOR + 0.77%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
0.70%, 04/25/2037 1,737 754
1.00 x 1 Month USD LIBOR + 0.21%
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
0.86%, 01/25/2045 32 29
1.00 x 1 Month USD LIBOR + 0.37%
$ 923
Other Asset Backed Securities - 0.00%
Argent Securities Trust 2006-W3
0.61%, 04/25/2036 27 11
1.00 x 1 Month USD LIBOR + 0.12%
Countrywide Asset-Backed Certificates
1.61%, 12/25/2032 15 14
1.00 x 1 Month USD LIBOR + 1.13%
Fannie Mae REMIC Trust 2003-W16
1.25%, 11/25/2033 1 1
1.00 x 1 Month USD LIBOR + 0.15%
Long Beach Mortgage Loan Trust 2004-2
1.28%, 06/25/2034 29 26
1.00 x 1 Month USD LIBOR + 0.80%
$ 52
Sovereign - 6.75%
Abu Dhabi Government International Bond
3.13%, 04/16/2030
(f)
805 856
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Colombia Government International Bond
3.00%, 01/30/2030 $ 4,020 $ 3,650
Indonesia Government International Bond
2.85%, 02/14/2030 2,065 2,001
3.85%, 10/15/2030 825 855
Italy Buoni Poliennali Del Tesoro
1.30%, 05/15/2028
(f)
EUR 11,560 12,512
Japanese Government CPI Linked Bond
0.10%, 03/10/2027 JPY 1,906,025 17,633
0.10%, 03/10/2028 1,768,128 16,369
0.10%, 03/10/2029 3,166,374 29,343
Mexico Government International Bond
3.25%, 04/16/2030 $ 3,015 2,732
4.50%, 04/22/2029 3,015 3,033
5.00%, 04/27/2051 460 441
New Zealand Government Inflation Linked Bond
2.50%, 09/20/2035 NZD 7,698 6,157
2.50%, 09/20/2040 3,602 2,965
Panama Government International Bond
4.50%, 04/01/2056 $ 255 286
Saudi Government International Bond
4.38%, 04/16/2029
(f)
955 1,064
Spain Government Bond
0.50%, 04/30/2030
(f)
EUR 7,940 8,500
Uruguay Government International Bond
4.38%, 01/23/2031 $ 940 1,035
$ 109,432
TOTAL BONDS $ 110,424
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 93.38%
Principal
Amount (000's) Value (000's)
U.S. Treasury Inflation-Indexed Obligations - 93.38%
0.13%, 01/15/2022 $ 84,354 $ 83,595
0.13%, 04/15/2022 148,012 146,750
0.13%, 07/15/2022 19,658 19,639
0.13%, 01/15/2023 33,568 33,558
0.13%, 07/15/2024 36,932 37,540
0.13%, 04/15/2025 56,172 57,603
0.13%, 07/15/2026 50,194 51,893
0.13%, 01/15/2030
(g)
24,839 26,274
0.25%, 01/15/2025 82,666 84,800
0.25%, 07/15/2029 9,678 10,329
0.25%, 02/15/2050 4,659 5,252
0.38%, 07/15/2023 26,181 26,583
0.38%, 07/15/2025 63,814 66,351
0.38%, 01/15/2027 43,308 45,479
0.38%, 07/15/2027 43,880 46,529
0.50%, 01/15/2028 55,480 59,271
0.63%, 04/15/2023 59,582 60,495
0.63%, 01/15/2024 56,940 58,467
0.63%, 01/15/2026
(h)
93,924 99,100
0.63%, 02/15/2043 29,473 34,334
0.75%, 07/15/2028 46,433 50,973
0.75%, 02/15/2042 28,020 33,219
0.75%, 02/15/2045
(g)
37,672 45,896
0.88%, 01/15/2029 37,109 41,309
0.88%, 02/15/2047 6,944 8,852
1.00%, 02/15/2046 24,614 31,938
1.00%, 02/15/2048 29,424 38,798
1.00%, 02/15/2049 19,079 25,502
1.38%, 02/15/2044 15,941 21,658
1.75%, 01/15/2028 18,429 21,473
2.00%, 01/15/2026 16,441 18,639
2.13%, 02/15/2040 12,861 18,744
2.13%, 02/15/2041 13,406 19,744
2.38%, 01/15/2025 3,790 4,268
2.38%, 01/15/2027 31,799 37,703
2.50%, 01/15/2029 12,818 16,089
3.38%, 04/15/2032 9,408 13,673

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.
195
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 04/15/2029 $ 8,525 $ 11,754
$ 1,514,074
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,514,074
TOTAL PURCHASED OPTIONS - 0.02% $ 338
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.59% $ 9,569
TOTAL PURCHASED CAPPED OPTIONS - 0.02% $ 256
Total Investments $ 1,660,231
Other Assets and Liabilities -  (2.40)% (38,837)
TOTAL NET ASSETS - 100.00% $ 1,621,394
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,932 or 1.41% of net assets.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,205 or 0.14% of net assets.
(h) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $6,312 or 0.39% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 100.13%
Money Market Funds 1.58%
Purchased Interest Rate Swaptions 0.59%
Mortgage Securities 0.06%
Purchased Capped Options 0.02%
Purchased Options 0.02%
Asset Backed Securities 0.00%
Other Assets and Liabilities
(2.40)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 38,171 $ 417,416 $ 430,017 $ 25,570
$ 38,171 $ 417,416 $ 430,017 $ 25,570
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 157 $ — $ — $ —
$ 157 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive $ 109,200 0.30% 02/15/2022 $ 194 $ 240 $ 46
Call - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.35%) Receive 27,080 0.35% 07/09/2020 22 6 (16)
Call - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.40%) Receive 26,890 0.40% 06/30/2020 21 10 (11)
Total $ 237 $ 256 $ 19
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive $ 54,600 0.55% 02/15/2022 $ (45) $ (58) $ (13)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive 54,600 0.55% 02/15/2022 (57) (59) (2)
Put - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.25%) Pay 54,160 0.25% 07/09/2020 (26) — 26
Put - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.30%) Pay 53,790 0.30% 06/30/2020 (27) (7) 20
Total $ (155) $ (124) $ 31
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.
196
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus GBP Wells Fargo Securities
LLC
1 EUR 7,365 EUR 0.90 11/03/2020 $ 118 $ 105 $ (13)
Call - GBP versus USD Citigroup Inc 1 GBP 13,525 GBP 1.35 05/04/2020 299 — (299)
Call - 90 Day Eurodollar Future;
December 2021
N/A 638 $ 1,595 $ 99.75 12/14/2021 112 199 87
Call - 90 Day Eurodollar Future;
June 2020
N/A 50 125 $ 99.50 05/18/2020 4 20 16
Call - Euribor Future; June 2020 N/A 129 EUR 323 EUR 100.38 05/18/2020 12 9 (3)
Put - 90 Day Eurodollar Future;
June 2022
N/A 143 $ 358 $ 98.25 06/15/2020 33 1 (32)
Put - Euribor Future; June 2020 N/A 66 EUR 165 EUR 100.38 05/18/2020 5 4 (1)
Total $ 583 $ 338 $ (245)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - GBP versus USD Deutsche Bank AG 1 GBP 13,525 GBP 1.35 05/04/2020 $ (173) $ — $ 173
Call - 90 Day Eurodollar Future;
December 2021
N/A 319 $ 798 $ 99.38 12/14/2021 (13 8 ) (331) (19 3 )
Total $ (31 1 ) $ (331) $ (20)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay $ 33,110 1.77% 11/06/2024 $ 179 $ 404 $ 225
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,870 2.95% 03/13/2024 220 1,001 781
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,740 1.46% 08/17/2021 205 461 256
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 812 640
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,410 3.05% 01/11/2029 79 296 217
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,420 3.08% 01/30/2029 81 302 221
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,470 1.50% 02/26/2025 182 302 120
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,872 2.98% 03/08/2024 224 1,014 790
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 5,280 1.20% 03/01/2022 186 322 136
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,130 0.89% 05/01/2025 115 111 (4)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 62 277 215
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 1,295 2.86% 02/23/2039 64 263 199
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,410 3.04% 01/12/2029 81 295 214
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 20,318 1.50% 06/02/2020 61 491 430
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 56,710 1.20% 09/24/2020 179 1,045 866
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 37,540 1.25% 08/11/2020 179 737 558
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 48 160 112
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 1,610 0.83% 11/24/2020 112 98 (14)
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 33,110 1.77% 11/06/2024 179 44 (135)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,470 1.50% 02/26/2025 182 109 (73)

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.
197
Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 2,357,900 1.10% 06/30/2022 $ 321 $ 7 $ (314)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 3,705 3.09% 12/07/2038 172 106 (66)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,873 1.72% 05/20/2020 66 — (66)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 11,345 2.35% 07/14/2020 42 — (42)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,420 3.08% 01/30/2029 81 22 (59)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,410 3.05% 01/11/2029 80 22 (58)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,870 2.95% 03/13/2024 219 24 (195)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,610 2.25% 08/09/2022 132 24 (108)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,872 2.98% 03/08/2024 224 23 (201)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,740 1.46% 08/17/2021 205 41 (164)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,130 0.89% 05/01/2025 115 117 2
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,280 1.20% 03/01/2022 186 90 (96)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,530 2.25% 08/03/2022 149 24 (125)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 62 39 (23)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,295 2.86% 02/23/2039 64 42 (22)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,410 3.04% 01/12/2029 80 22 (58)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/14/2024 243 50 (193)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/21/2024 218 50 (168)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 15,447 0.00% 06/29/2020 7 — (7)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 15,448 0.00% 06/25/2020 8 — (8)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 15,448 0.00% 06/24/2020 8 — (8)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 6 Month Euro
Interbank Offered Rate
Receive 41,180 0.00% 06/23/2020 23 — (23)
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 47 2 (45)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 5,130 3.80% 06/08/2021 201 2 (199)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 6,520 2.85% 05/10/2022 378 28 (350)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,610 0.83% 11/24/2020 111 97 (14)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,710 1.15% 04/08/2022 252 179 (73)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,445 1.35% 09/07/2020 58 14 (44)
Total $ 6,542 $ 9,569 $ 3,027

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.
198
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 11,540 0.61% 04/07/2023 $ (43) $ (45) $ (2)
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 18,530 0.69% 04/12/2023 (71) (82) (11)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 33,110 1.58% 11/06/2020 (79) (432) (353)
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 33,110 0.41% 03/18/2021 (56) (64) (8)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,930 3.05% 03/13/2029 (209) (826) (617)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,170 2.20% 06/12/2020 (157) (1,110) (953)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,250 0.55% 06/23/2020 (16) (13) 3
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,450 1.74% 11/20/2020 (180) (800) (620)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,230 0.50% 06/30/2020 (13) (11) 2
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,490 1.62% 09/15/2020 (87) (333) (246)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,307 2.79% 03/09/2021 (217) (1,514) (1,297)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,740 1.62% 11/03/2020 (91) (359) (268)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,740 1.64% 11/03/2020 (90) (363) (273)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,740 1.42% 08/18/2020 (150) (442) (292)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,370 0.71% 04/07/2021 (94) (85) 9
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,690 0.69% 04/07/2021 (47) (41) 6
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,630 0.88% 04/15/2021 (44) (57) (13)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,800 0.79% 04/16/2021 (49) (54) (5)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,535 0.72% 04/19/2021 (43) (40) 3
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,680 0.69% 04/07/2021 (45) (40) 5
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,535 0.77% 04/16/2021 (43) (44) (1)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 6,420 0.66% 07/23/2020 (97) (86) 11
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,300 0.74% 05/03/2022 (114) (111) 3
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 7,180 1.20% 08/18/2020 (133) (405) (272)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 2,020 0.73% 04/07/2021 (53) (53) —
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,500 1.45% 01/31/2022 (129) (439) (310)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 3,270 0.87% 04/12/2021 (89) (113) (24)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,350 0.85% 04/08/2021 (35) (45) (10)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 4,920 0.74% 04/20/2021 (137) (134) 3
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 3,370 0.71% 04/02/2021 (95) (84) 11
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 40,635 1.00% 06/02/2020 (56) (577) (521)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 113,410 0.70% 09/24/2020 (125) (960) (835)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 17,665 1.53% 12/14/2020 (84) (440) (356)

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.
199
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 75,070 0.75% 08/11/2020 $ (143) $ (724) $ (581)
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 17,665 1.51% 12/15/2020 (85) (432) (347)
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,295 1.39% 08/24/2020 (233) (1,202) (969)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 3,540 0.04% 09/14/2022 (55) (69) (14)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 7,120 0.12% 04/05/2022 (90) (113) (23)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 3,535 0.14% 09/13/2022 (53) (56) (3)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 8,140 0.02% 04/08/2022 (104) (158) (54)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 32,305 0.29% 08/21/2020 (156) (170) (14)
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 86,280 2.15% 05/28/2021 (242) — 242
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 63,350 2.35% 05/18/2021 (129) — 129
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 26,230 0.55% 04/22/2022 (46) (31) 15
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 18,530 0.69% 04/12/2023 (71) (37) 34
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 11,540 0.61% 04/07/2023 (43) (26) 17
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 33,110 1.58% 11/06/2020 (78) — 78
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 33,110 0.41% 03/18/2021 (56) (14) 42
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 106,820 2.40% 06/02/2021 (193) — 193
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,170 2.20% 06/12/2020 (156) — 156
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,590 2.10% 01/07/2022 (128) (18) 110
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,771 1.60% 03/07/2022 (62) (34) 28
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,030 1.85% 02/23/2022 (71) (23) 48
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,520 2.15% 01/11/2022 (129) (17) 112
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,690 0.69% 04/07/2021 (47) (40) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,230 0.80% 06/30/2020 (11) (10) 1
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,630 0.88% 04/15/2021 (44) (27) 17
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,250 0.85% 06/23/2020 (14) (6) 8
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,370 0.71% 04/07/2021 (95) (77) 18
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 6,970 1.76% 09/17/2020 (176) (3) 173
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,870 2.35% 07/13/2020 (41) — 41
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,450 2.30% 07/27/2020 (69) — 69
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,990 2.00% 08/04/2020 (44) — 44
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 3.25% 08/09/2022 (33) (5) 28
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 2.75% 08/09/2022 (68) (11) 57
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,740 1.64% 11/03/2020 (90) (3) 87

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.
200
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 7,450 1.74% 11/20/2020 $ (180) $ (6) $ 174
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,930 3.05% 03/13/2029 (208) (62) 146
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,307 2.79% 03/09/2021 (217) (1) 216
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 10,870 3.87% 06/08/2021 (213) (1) 212
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,740 1.42% 08/18/2020 (149) (4) 145
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,390 2.30% 06/16/2020 (77) — 77
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,660 1.75% 08/10/2020 (44) — 44
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 14,210 2.75% 05/10/2022 (412) (20) 392
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,030 1.85% 02/23/2022 (69) (23) 46
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,490 1.62% 09/15/2020 (87) (2) 85
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,670 1.95% 07/14/2020 (61) — 61
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,740 1.62% 11/03/2020 (91) (3) 88
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,870 2.35% 07/13/2020 (39) — 39
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,300 0.74% 05/03/2022 (114) (118) (4)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,810 1.60% 03/04/2022 (68) (34) 34
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,800 0.79% 04/16/2021 (49) (36) 13
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,010 1.60% 03/07/2022 (101) (54) 47
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,535 0.72% 04/19/2021 (42) (35) 7
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,420 0.66% 07/23/2020 (97) (70) 27
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 6 Month Euro
Interbank Offered Rate
Pay EUR 16,250 0.18% 07/17/2020 (221) (18) 203
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 1,535 0.77% 04/16/2021 (42) (32) 10
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,680 0.69% 04/07/2021 (45) (40) 5
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,810 1.60% 03/01/2022 (70) (34) 36
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,780 1.00% 04/08/2022 (248) (165) 83
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 2.75% 08/03/2022 (76) (11) 65
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 3.25% 08/03/2022 (37) (5) 32
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 7,180 1.60% 08/18/2020 (134) (3) 131
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 3,370 0.71% 04/02/2021 (95) (77) 18
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/14/2024 (148) (28) 120
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,730 2.25% 08/21/2024 (170) (74) 96
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,500 1.95% 01/31/2022 (129) (25) 104
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/14/2024 (90) (16) 74
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 3,270 0.87% 04/12/2021 (88) (54) 34

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.
201
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 5,390 3.00% 06/21/2024 $ (131) $ (28) $ 103
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 4,920 0.74% 04/20/2021 (136) (108) 28
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,350 0.85% 04/08/2021 (35) (23) 12
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 2,020 0.73% 04/07/2021 (52) (44) 8
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/21/2024 (79) (16) 63
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 7,060 0.00% 07/02/2021 (14) (2) 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 22,110 3.50% 08/25/2020 (75) — 75
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 20,240 3.25% 12/30/2020 (75) — 75
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 25,030 0.10% 03/30/2021 (87) (3) 84
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 19,480 0.16% 04/13/2021 (67) (2) 65
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 19,480 0.10% 04/13/2021 (66) (2) 64
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 36,220 2.00% 11/30/2020 (49) — 49
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 7,080 0.00% 06/22/2021 (17) (2) 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 13,011 0.11% 05/18/2021 (43) (2) 41
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 13,390 0.05% 06/11/2021 (34) (3) 31
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,030 0.00% 06/15/2021 (17) (2) 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,060 0.00% 06/21/2021 (14) (2) 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 5,880 0.00% 06/15/2021 (16) (2) 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,630 0.00% 06/28/2021 (15) (2) 13
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,870 0.05% 07/06/2021 (15) (3) 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,190 0.00% 07/20/2021 (14) (3) 11
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 17,665 1.53% 12/14/2020 (84) — 84
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 9,180 0.15% 08/10/2021 (12) (7) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 16,230 0.15% 08/10/2021 (23) (13) 10
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 16,180 1.05% 10/05/2020 (28) — 28
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 29,530 0.25% 09/07/2021 (49) (41) 8
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 38,710 0.12% 04/09/2021 (147) (4) 143
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 12,700 3.15% 05/06/2020 (70) — 70
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 16,180 1.05% 10/05/2020 (21) — 21
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 15,025 1.00% 10/06/2020 (16) — 16
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 29,770 0.60% 09/25/2020 (35) (3) 32
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,130 3.50% 06/16/2020 (41) — 41
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 17,590 3.45% 06/09/2020 (73) — 73

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.
202
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 12,600 2.90% 06/01/2020 $ (93) $ — $ 93
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 17,710 3.35% 06/01/2020 (64) — 64
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 8,670 0.08% 06/01/2021 (26) (2) 24
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 19,300 0.15% 04/20/2021 (70) (2) 68
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 17,665 1.51% 12/15/2020 (84) — 84
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 8,140 0.02% 04/08/2022 (104) (58) 46
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,120 0.12% 04/05/2022 (90) (63) 27
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 10,120 0.00% 07/28/2020 (29) (3) 26
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,535 0.14% 09/13/2022 (53) (43) 10
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,540 0.04% 09/14/2022 (55) (35) 20
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 32,305 0.29% 08/21/2020 (156) (113) 43
Total $ (12,411) $ (15,195) $ (2,784)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; June 2022 Long 46 $ 11,465 $ 146
Canada 10 Year Bond; June 2020 Long 203 21,787 334
Euro Bond 10 Year Bond; June 2020 Short 297 56,772 (268)
Euro-BTP; June 2020 Long 16 2,430 (1)
Euro-Oat; June 2020 Long 104 19,241 (366)
Japan 10 Year Bond TSE; June 2020 Short 13 18,509 (8)
US 10 Year Note; June 2020 Short 232 32,262 (431)
US 10 Year Ultra Note; June 2020 Short 300 47,109 (441)
US 2 Year Note; June 2020 Long 158 34,828 49
US 5 Year Note; June 2020 Long 335 42,037 1,317
US Ultra Bond; June 2020 Long 79 17,758 (138)
Total $ 193
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 05/05/2020 EUR 17,402 $ 18,893 $ 177 $ —
Bank of America NA 05/05/2020 $ 3,862 NZD 6,530 — (143)
Bank of America NA 06/03/2020 $ 18,904 EUR 17,402 — (174)
Bank of America NA 07/08/2020 CAD 3,421 $ 2,452 6 —
Barclays Bank PLC 05/05/2020 $ 447 GBP 362 — (9)
Barclays Bank PLC 06/17/2020 GBP 1,330 $ 1,749 — (74)
Barclays Bank PLC 06/17/2020 $ 862 EUR 795 — (10)
Barclays Bank PLC 08/05/2020 GBP 4,861 $ 6,014 110 —
Barclays Bank PLC 08/05/2020 $ 6,013 EUR 5,390 96 —
BMO Capital Markets 05/05/2020 $ 750 GBP 602 — (9)
BNP Paribas 05/05/2020 GBP 1,175 $ 1,448 32 —
Citigroup Inc 06/17/2020 EUR 1,560 $ 1,791 — (80)
Deutsche Bank AG 05/05/2020 $ 16 EUR 15 — —
Deutsche Bank AG 05/07/2020 $ 64,048 JPY 6,887,333 — (135)
Deutsche Bank AG 08/05/2020 $ 1,908 GBP 1,575 — (76)
Deutsche Bank AG 08/05/2020 EUR 1,725 $ 1,908 — (14)
Goldman Sachs & Co 05/05/2020 EUR 40 $ 44 — —
Goldman Sachs & Co 06/03/2020 $ 44 EUR 40 — —
Goldman Sachs & Co 06/17/2020 $ 795 AUD 1,370 — (98)
Goldman Sachs & Co 06/17/2020 $ 792 GBP 680 — (64)

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.
203
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Goldman Sachs & Co 06/17/2020 JPY 173,273 $ 1,700 $ — $ (84)
Goldman Sachs & Co 06/17/2020 $ 795 JPY 86,672 — (13)
Goldman Sachs & Co 07/08/2020 CAD 5,097 $ 3,642 21 —
Goldman Sachs & Co 08/05/2020 GBP 2,962 $ 3,434 297 —
Goldman Sachs & Co 08/05/2020 $ 3,434 EUR 3,200 — (79)
JPMorgan Chase 05/05/2020 $ 1,785 GBP 1,448 — (39)
JPMorgan Chase 05/05/2020 GBP 41 $ 52 — —
JPMorgan Chase 05/05/2020 GBP 1,196 $ 1,481 25 —
JPMorgan Chase 06/03/2020 $ 52 GBP 41 — —
JPMorgan Chase 08/05/2020 $ 7,538 GBP 6,556 — (720)
JPMorgan Chase 08/05/2020 EUR 5,940 $ 6,382 139 —
JPMorgan Chase 08/05/2020 EUR 1,045 $ 1,156 — (9)
Morgan Stanley & Co 05/05/2020 $ 7,358 EUR 6,792 — (85)
Morgan Stanley & Co 05/05/2020 $ 4,000 NZD 6,668 — (90)
Morgan Stanley & Co 05/07/2020 JPY 6,885,520 $ 64,545 — (379)
Morgan Stanley & Co 06/03/2020 $ 64,571 JPY 6,885,520 369 —
Morgan Stanley & Co 06/17/2020 AUD 2,530 $ 1,684 — (36)
Morgan Stanley & Co 07/08/2020 $ 2,450 CAD 3,400 7 —
Morgan Stanley & Co 07/08/2020 CAD 5,105 $ 3,643 26 —
Royal Bank of Scotland 07/08/2020 CAD 3,424 $ 2,452 8 —
UBS AG 05/05/2020 $ 11,759 EUR 10,644 95 —
UBS AG 06/03/2020 $ 790 EUR 721 — —
UBS AG 06/03/2020 JPY 61,011 $ 571 — (2)
Westpac Banking Corporation 05/05/2020 NZD 13,198 $ 8,025 7 3 —
Westpac Banking Corporation 06/03/2020 $ 8,839 NZD 14,530 — (71)
Total $ 1,4 81 $ (2,49 3 )
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Receive 1.08% Semiannual Quarterly N/A 09/16/2030 NZD 22,950 $ (335) $ (13) $ (348)
3 Month USD LIBOR Pay 1.54% Quarterly Semiannual N/A 02/12/2030 $ 935 82 — 82
3 Month USD LIBOR Pay 1.48% Quarterly Semiannual N/A 02/04/2030 940 78 — 78
3 Month USD LIBOR Pay 1.81% Quarterly Semiannual N/A 05/07/2050 1,305 356 — 356
3 Month USD LIBOR Receive 1.63% Semiannual Quarterly N/A 02/10/2030 1,870 (181) — (181)
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 730 202 — 202
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 3,390 59 — 59
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 6,490 (64) — (64)
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 02/03/2030 940 80 — 80
3 Month USD LIBOR Pay 0.35% Quarterly Semiannual N/A 03/15/2022 26,235 35 — 35
3 Month USD LIBOR Pay 1.54% Quarterly Semiannual N/A 02/12/2030 1,290 113 — 113
3 Month USD LIBOR Pay 1.43% Quarterly Semiannual N/A 02/25/2030 1,865 145 — 145
3 Month USD LIBOR Pay 1.32% Quarterly Semiannual N/A 02/26/2030 1,860 124 — 124
3 Month USD LIBOR Pay 1.31% Quarterly Semiannual N/A 02/26/2030 2,080 137 — 137
3 Month USD LIBOR Receive 2.40% Semiannual Quarterly N/A 02/26/2022 186,030 (6,967) 3 (6,964)
3 Month USD LIBOR Receive 1.32% Semiannual Quarterly N/A 08/27/2030 5,710 (377) — (377)
3 Month USD LIBOR Receive 1.31% Semiannual Quarterly N/A 02/27/2030 3,740 (247) — (247)
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 02/11/2030 863 80 — 80
3 Month USD LIBOR Receive 2.89% Semiannual Quarterly N/A 04/16/2022 24,070 (1,191) 1 (1,190)
3 Month USD LIBOR Receive 2.88% Semiannual Quarterly N/A 04/16/2022 23,760 (1,171) 1 (1,170)
3 Month USD LIBOR Pay 1.56% Quarterly Semiannual N/A 01/31/2030 940 85 — 85
3 Month USD LIBOR Pay 1.78% Quarterly Semiannual N/A 01/22/2030 945 104 — 104
3 Month USD LIBOR Pay 1.77% Quarterly Semiannual N/A 01/23/2030 940 103 — 103
3 Month USD LIBOR Pay 1.75% Quarterly Semiannual N/A 01/23/2030 1,590 171 — 171
3 Month USD LIBOR Pay 1.70% Quarterly Semiannual N/A 01/27/2030 940 97 — 97
3 Month USD LIBOR Pay 1.68% Quarterly Semiannual N/A 01/27/2030 940 95 — 95
3 Month USD LIBOR Pay 1.69% Quarterly Semiannual N/A 01/28/2030 1,870 192 — 192
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/29/2030 1,880 172 — 172
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 01/29/2030 940 86 — 86
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 01/29/2030 1,760 160 — 160
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/29/2030 940 86 — 86
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 04/29/2030 2,270 205 — 205
3 Month USD LIBOR Receive 0.70% Semiannual Quarterly N/A 07/22/2030 3,170 (19) — (19)

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.
204
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 09/29/2022 $ 4,210 $ 6 $ — $ 6
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 04/20/2027 710 (2) — (2)
3 Month USD LIBOR Receive 0.83% Semiannual Quarterly N/A 11/15/2045 1,690 (5) — (5)
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/30/2030 2,570 236 — 236
3 Month USD LIBOR Pay 1.61% Quarterly Semiannual N/A 01/30/2030 1,860 175 — 175
3 Month USD LIBOR Pay 1.10% Quarterly Semiannual N/A 03/01/2023 18,070 291 — 291
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 02/28/2025 13,420 1,364 — 1,364
3 Month USD LIBOR Pay 1.06% Quarterly Semiannual N/A 03/02/2023 4,510 69 — 69
3 Month USD LIBOR Pay 1.24% Quarterly Semiannual N/A 03/02/2030 1,870 110 — 110
3 Month USD LIBOR Receive 0.66% Semiannual Quarterly N/A 03/11/2030 960 (3) — (3)
3 Month USD LIBOR Pay 0.64% Quarterly Semiannual N/A 04/07/2030 3,410 (1) — (1)
3 Month USD LIBOR Receive 0.55% Semiannual Quarterly N/A 03/12/2021 35,890 (51) — (51)
3 Month USD LIBOR Pay 0.85% Quarterly Semiannual N/A 03/12/2040 3,690 (40) — (40)
3 Month USD LIBOR Pay 0.64% Quarterly Semiannual N/A 05/05/2030 1,600 2 — 2
3 Month USD LIBOR Pay 0.32% Quarterly Semiannual N/A 03/15/2022 25,700 21 — 21
3 Month USD LIBOR Pay 1.10% Quarterly Semiannual N/A 08/21/2050 1,235 96 — 96
3 Month USD LIBOR Pay 0.69% Quarterly Semiannual N/A 03/11/2050 340 (12) — (12)
3 Month USD LIBOR Receive 0.84% Semiannual Quarterly N/A 11/15/2045 2,150 (8) — (8)
3 Month USD LIBOR Pay 0.71% Quarterly Semiannual N/A 03/25/2030 1,990 13 1 14
3 Month USD LIBOR Pay 0.69% Quarterly Semiannual N/A 05/05/2030 590 4 — 4
3 Month USD LIBOR Pay 0.35% Quarterly Semiannual N/A 10/02/2022 8,420 12 — 12
3 Month USD LIBOR Pay 0.38% Quarterly Semiannual N/A 09/28/2022 3,280 7 — 7
3 Month USD LIBOR Pay 0.62% Quarterly Semiannual N/A 05/04/2030 2,290 (2) — (2)
3 Month USD LIBOR Pay 0.43% Quarterly Semiannual N/A 09/29/2022 3,960 12 — 12
3 Month USD LIBOR Pay 0.37% Quarterly Semiannual N/A 09/29/2022 7,420 13 — 13
3 Month USD LIBOR Receive 0.83% Semiannual Quarterly N/A 11/15/2045 2,150 (5) — (5)
3 Month USD LIBOR Pay 0.50% Quarterly Semiannual N/A 03/11/2030 1,610 (20) — (20)
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 03/15/2022 26,235 36 1 37
3 Month USD LIBOR Pay 0.76% Quarterly Semiannual N/A 09/08/2025 1,791 31 — 31
3 Month USD LIBOR Pay 0.99% Quarterly Semiannual N/A 03/02/2023 4,530 63 — 63
3 Month USD LIBOR Pay 0.98% Quarterly Semiannual N/A 03/02/2023 4,530 62 — 62
3 Month USD LIBOR Pay 1.24% Quarterly Semiannual N/A 03/02/2030 1,100 65 — 65
3 Month USD LIBOR Pay 0.90% Quarterly Semiannual N/A 03/02/2023 4,530 56 — 56
3 Month USD LIBOR Pay 0.92% Quarterly Semiannual N/A 03/02/2023 3,710 46 — 46
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 4,530 53 — 53
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 9,010 107 — 107
3 Month USD LIBOR Pay 0.87% Quarterly Semiannual N/A 03/02/2023 5,350 62 — 62
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 9,060 107 — 107
3 Month USD LIBOR Pay 0.73% Quarterly Semiannual N/A 09/04/2022 17,950 163 — 163
3 Month USD LIBOR Pay 0.73% Quarterly Semiannual N/A 09/04/2022 7,360 67 1 68
3 Month USD LIBOR Pay 1.02% Quarterly Semiannual N/A 09/08/2030 2,540 93 — 93
3 Month USD LIBOR Receive 1.25% Semiannual Quarterly N/A 03/06/2050 650 (76) — (76)
3 Month USD LIBOR Receive 1.11% Semiannual Quarterly N/A 03/08/2032 1,695 (59) — (59)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 03/06/2022 4,160 27 — 27
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 3,440 (70) — (70)
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 591 69 — 69
3 Month USD LIBOR Pay 1.97% Quarterly Semiannual N/A 01/10/2050 320 101 — 101
3 Month USD LIBOR Receive 1.76% Semiannual Quarterly N/A 07/09/2030 1,690 (187) — (187)
3 Month USD LIBOR Receive 2.94% Semiannual Quarterly N/A 04/21/2022 8,780 (445) — (445)
3 Month USD LIBOR Pay 1.73% Quarterly Semiannual N/A 01/08/2030 1,890 197 — 197
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 54,580 (769) 1 (768)
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 53,710 777 1 778
3 Month USD LIBOR Pay 0.59% Quarterly Semiannual N/A 05/01/2030 1,630 (6) — (6)
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 11/15/2045 1,770 24 — 24
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 780 (55) — (55)
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 600 (40) — (40)
3 Month USD LIBOR Pay 1.76% Quarterly Semiannual N/A 01/09/2030 1,060 114 — 114
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 11/22/2020 16,060 92 — 92
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 4,950 1 1 2
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 04/30/2030 1,630 3 — 3
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 1,765 (128) — (128)
3 Month USD LIBOR Pay 1.36% Quarterly Semiannual N/A 09/28/2021 8,610 92 1 93
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/27/2021 29,390 (289) — (289)
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/30/2021 4,660 (45) — (45)
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 1,660 (161) — (161)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 840 (108) — (108)
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 420 (58) — (58)

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.
205
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 2.10% Quarterly Semiannual N/A 06/22/2031 $ 590 $ 81 $ — $ 81
3 Month USD LIBOR Pay 1.74% Quarterly Semiannual N/A 06/16/2022 10,650 311 — 311
3 Month USD LIBOR Pay 0.30% Quarterly Semiannual N/A 05/05/2023 7,190 — — —
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 5,060 (1) — (1)
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 13,710 (1,436) 12 (1,424)
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 157,520 6,061 (71) 5,990
3 Month USD LIBOR Receive 2.90% Semiannual Quarterly N/A 02/15/2049 40 (22) — (22)
3 Month USD LIBOR Receive 2.43% Semiannual Quarterly N/A 03/15/2023 6,300 (269) — (269)
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 2,830 498 1 499
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 1,940 (193) — (193)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/27/2022 29,060 1,095 — 1,095
3 Month USD LIBOR Pay 2.32% Quarterly Semiannual N/A 10/25/2021 34,020 976 (1) 975
3 Month USD LIBOR Pay 0.59% Quarterly Semiannual N/A 05/01/2030 1,460 (6) — (6)
3 Month USD LIBOR Pay 2.45% Quarterly Semiannual N/A 05/18/2031 1,190 205 — 205
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 33,170 (534) 1 (533)
3 Month USD LIBOR Pay 2.08% Quarterly Semiannual N/A 07/02/2021 16,790 318 — 318
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 06/15/2021 28,450 (416) 1 (415)
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 06/15/2050 2,160 (927) — (927)
3 Month USD LIBOR Receive 2.35% Semiannual Quarterly N/A 04/27/2025 7,830 (754) — (754)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (88) — (88)
3 Month USD LIBOR Pay 0.34% Quarterly Semiannual N/A 09/29/2022 16,880 22 — 22
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 150 42 — 42
3 Month USD LIBOR Receive 1.61% Semiannual Quarterly N/A 11/01/2023 4,560 (115) — (115)
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 27,160 3,349 1 3,350
3 Month USD LIBOR Receive 1.58% Semiannual Quarterly N/A 11/01/2023 4,560 (113) — (113)
3 Month USD LIBOR Pay 3.21% Quarterly Semiannual N/A 10/29/2024 1,345 170 — 170
3 Month USD LIBOR Pay 1.80% Quarterly Semiannual N/A 01/07/2030 1,910 212 — 212
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 11/07/2034 2,040 (215) — (215)
3 Month USD LIBOR Pay 0.66% Quarterly Semiannual N/A 04/29/2030 1,610 1 — 1
3 Month USD LIBOR Pay 1.75% Quarterly Semiannual N/A 01/08/2030 1,000 106 — 106
3 Month USD LIBOR Pay 0.30% Quarterly Semiannual N/A 07/30/2022 3,710 2 — 2
3 Month USD LIBOR Pay 0.66% Quarterly Semiannual N/A 04/30/2030 800 2 — 2
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/12/2034 2,060 (239) — (239)
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 10/26/2023 4,080 (99) — (99)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 1,100 (115) — (115)
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/15/2044 2,490 (259) — (259)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (88) — (88)
6 Month Euro Interbank Offered Rate Receive (0.38)% Annual Semiannual N/A 06/19/2022 EUR 6,190 3 — 3
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 05/03/2023 4,480 5 — 5
6 Month Euro Interbank Offered Rate Receive (0.35)% Annual Semiannual N/A 03/20/2022 3,730 (2) — (2)
6 Month Euro Interbank Offered Rate Receive (0.45)% Annual Semiannual N/A 12/16/2021 7,070 14 — 14
6 Month Euro Interbank Offered Rate Receive (0.34)% Annual Semiannual N/A 03/20/2022 3,740 (3) — (3)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 12/13/2023 7,310 (34) — (34)
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 03/23/2022 14,130 (22) — (22)
6 Month Euro Interbank Offered Rate Receive (0.26)% Annual Semiannual N/A 09/22/2022 7,300 (21) 1 (20)
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/18/2025 375 (3) — (3)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 03/24/2023 14,780 (76) 1 (75)
6 Month Euro Interbank Offered Rate Receive (0.06)% Annual Semiannual N/A 01/03/2024 3,855 (27) — (27)
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 14,740 (72) — (72)
6 Month Euro Interbank Offered Rate Pay (0.25)% Semiannual Annual N/A 06/24/2022 3,576 8 — 8
6 Month Euro Interbank Offered Rate Pay (0.35)% Semiannual Annual N/A 11/02/2022 4,490 5 — 5
6 Month Euro Interbank Offered Rate Pay (0.29)% Semiannual Annual N/A 06/25/2022 1,341 2 — 2
6 Month Euro Interbank Offered Rate Receive (0.05)% Annual Semiannual N/A 01/03/2024 3,855 (28) 1 (27)
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/26/2022 1,341 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 10/02/2022 6,270 8 — 8
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 3,190 (125) 2 (123)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 01/16/2022 15,460 15 (1) 14
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/30/2022 1,341 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 10/02/2022 6,920 7 — 7
6 Month Euro Interbank Offered Rate Pay (0.32)% Semiannual Annual N/A 09/29/2022 4,420 7 — 7
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 14,780 (74) 1 (73)
6 Month Euro Interbank Offered Rate Pay (0.49)% Semiannual Annual N/A 03/09/2022 5,370 (12) — (12)
6 Month Euro Interbank Offered Rate Pay (0.58)% Semiannual Annual N/A 08/17/2023 2,290 (10) — (10)
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/05/2022 7,950 (16) — (16)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 09/28/2023 1,580 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.31)% Semiannual Annual N/A 04/29/2023 8,020 16 — 16
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 18,090 (37) 1 (36)

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.
206
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 EUR 19,820 $ (45) $ 1 $ (44)
6 Month Euro Interbank Offered Rate Pay (0.47)% Semiannual Annual N/A 03/04/2023 3,990 (7) — (7)
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 03/02/2023 7,490 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 5,910 8 — 8
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 08/11/2023 2,280 (3) — (3)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 7,480 10 — 10
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/06/2022 3,200 (6) — (6)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 11/11/2024 1,640 (13) — (13)
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 10/06/2023 1,880 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/16/2022 7,460 11 — 11
6 Month Euro Interbank Offered Rate Pay (0.38)% Semiannual Annual N/A 05/04/2023 4,460 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 02/12/2023 2,440 4 — 4
6 Month Euro Interbank Offered Rate Pay (0.50)% Semiannual Annual N/A 09/14/2023 2,350 (6) — (6)
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/14/2023 1,830 (2) — (2)
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 JPY 38,580 (12) — (12)
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 24,710 1 — 1
6 Month JPY LIBOR Receive 0.37% Semiannual Semiannual N/A 01/30/2045 18,410 (2) — (2)
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 33,410 (7) 1 (6)
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 24,090 (19) — (19)
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 12,400 2 — 2
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 0.79% Annual Annual N/A 04/29/2025 $ 14,065 10 1 11
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 0.96% Annual Annual N/A 04/16/2025 14,395 (119) 1 (118)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.45% Annual Annual N/A 04/16/2030 14,395 221 1 222
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.00% Annual Annual N/A 04/27/2025 14,170 27 1 28
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.60% Annual Annual N/A 04/09/2050 3,155 18 — 18
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.30% Annual Annual N/A 04/27/2030 14,170 (19) — (19)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.34% Annual Annual N/A 04/29/2030 14,065 39 — 39
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.40% Annual Annual N/A 04/09/2030 11,350 114 1 115
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 16,200 (22) — (22)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.71% Annual Annual N/A 08/12/2024 15,060 (645) — (645)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.34% Annual Annual N/A 03/30/2030 7,980 33 — 33
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.84% Annual Annual N/A 01/31/2030 16,890 (981) 1 (980)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.95% Annual Annual N/A 11/25/2049 2,680 (361) 1 (360)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.86% Annual Annual N/A 11/25/2029 8,375 482 — 482
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.82% Annual Annual N/A 02/03/2030 16,775 (943) 1 (942)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.79% Annual Annual N/A 08/22/2049 2,515 (166) — (166)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.94% Annual Annual N/A 02/10/2050 5,325 722 — 722
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.75% Annual Annual N/A 08/22/2029 7,910 372 1 373
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 02/10/2030 16,785 (1,000) 1 (999)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 08/01/2024 24,120 (1,230) — (1,230)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.96% Annual Annual N/A 12/12/2049 4,480 (631) — (631)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.50% Annual Annual N/A 03/10/2030 24,845 (528) 1 (527)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.25% Annual Annual N/A 03/11/2030 8,300 52 — 52

Schedule of Investments
Inflation Protection Fund
April 30, 2020 (unaudited)
See accompanying notes.
207
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.06% Annual Annual N/A 03/26/2030 $ 3,930 $ (104) $ — $ (104)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.24% Annual Annual N/A 03/13/2030 16,290 128 1 129
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 0.82% Annual Annual N/A 03/23/2030 4,500 232 — 232
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 0.85% Annual Annual N/A 03/24/2030 6,700 326 1 327
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 7,950 (848) — (848)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.92% Annual Annual N/A 05/08/2021 35,952 (940) 1 (939)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 0.97% Annual Annual N/A 03/25/2030 3,940 (141) — (141)
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 0.36% Annual Annual N/A 04/15/2025 EUR 13,030 1 1 2
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Receive 0.40% Annual Annual N/A 03/15/2030 3,730 102 — 102
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Receive 0.62% Annual Annual N/A 04/15/2030 13,440 20 1 21
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Receive 0.71% Annual Annual N/A 04/15/2030 13,235 (119) (1) (120)
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 0.39% Annual Annual N/A 04/15/2025 13,235 26 — 26
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Receive 0.64% Annual Annual N/A 04/15/2030 13,030 (20) — (20)
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 0.32% Annual Annual N/A 04/15/2025 13,440 (27) — (27)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 12,460 (1,004) 21 (983)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.57% Annual Annual N/A 03/15/2030 7,410 55 1 56
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.13% Annual Annual N/A 01/15/2030 14,120 878 (16) 862
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.41% Annual Annual N/A 03/15/2030 3,640 96 — 96
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.13% Annual Annual N/A 02/15/2030 2,645 (162) 3 (159)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.17% Annual Annual N/A 04/15/2050 2,680 76 — 76
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.66% Annual Annual N/A 04/15/2030 10,455 (41) — (41)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.15% Annual Annual N/A 02/15/2030 8,375 (536) 10 (526)
United Kingdom Retail Prices Index Receive 3.46% Annual Annual N/A 12/15/2029 GBP 5,125 (240) 9 (231)
United Kingdom Retail Prices Index Pay 3.51% Annual Annual N/A 10/15/2028 9,490 771 (42) 729
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 8,890 554 (28) 526
United Kingdom Retail Prices Index Pay 3.29% Annual Annual N/A 03/15/2030 10,270 146 (5) 141
United Kingdom Retail Prices Index Pay 3.45% Annual Annual N/A 02/15/2030 2,135 83 (3) 80
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 4,000 (1,294) 39 (1,255)
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 12,690 (1,416) 106 (1,310)
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 9,745 (3,386) 5 (3,381)
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 9,745 2,480 (69) 2,411
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 4,100 (1,247) 37 (1,210)
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 4,100 871 (30) 841
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 5,400 (431) 21 (410)
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 5,400 737 (30) 707
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 5,200 (462) 22 (440)
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 5,200 784 (31) 753
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 4,000 899 (30) 869
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 12,690 2,203 (117) 2,086
United Kingdom Retail Prices Index Pay 3.40% Annual Annual N/A 08/15/2028 21,695 1,339 (169) 1,170
Total $ (2,374) $ (330) $ (2,704)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Emerging Markets Fund
April 30, 2020 (unaudited)
See accompanying notes.
208
INVESTMENT COMPANIES - 3.20% Shares Held Value (000's)
Money Market Funds - 3.20%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
8,467,589 $ 8,468
TOTAL INVESTMENT COMPANIES $ 8,468
COMMON STOCKS - 95.80% Shares Held Value (000's)
Apparel - 0.48%
Fila Holdings Corp 44,096 1,261
Automobile Manufacturers - 2.51%
Ashok Leyland Ltd 953,031 655
Hyundai Motor Co 25,114 1,941
Kia Motors Corp 78,789 1,925
Maruti Suzuki India Ltd 19,026 1,351
Tofas Turk Otomobil Fabrikasi AS 241,385 771
$ 6,643
Banks - 8.36%
Banco do Brasil SA 324,400 1,690
Bank Rakyat Indonesia Persero Tbk PT 9,399,800 1,710
Credicorp Ltd 16,699 2,488
Grupo Financiero Banorte SAB de CV 574,100 1,572
HDFC Bank Ltd 184,653 2,425
ICICI Bank Ltd 414,781 2,081
Kotak Mahindra Bank Ltd 30,454 547
OTP Bank Nyrt 44,720 1,324
Postal Savings Bank of China Co Ltd
( c)
1,205,000 720
PT Bank Central Asia Tbk 1,428,800 2,475
RHB Bank Bhd 774,300 852
Sberbank of Russia PJSC ADR 193,648 2,056
Shinhan Financial Group Co Ltd 87,167 2,210
$ 22,150
Beverages - 0.99%
Thai Beverage PCL 5,403,200 2,630
Building Materials - 3.04%
Anhui Conch Cement Co Ltd 330,664 2,772
China Lesso Group Holdings Ltd 1,180,000 1,691
Huaxin Cement Co Ltd 577,605 2,145
UltraTech Cement Ltd 30,826 1,435
$ 8,043
Commercial Services - 1.19%
New Oriental Education & Technology Group Inc
ADR
(d)
24,767 3,162
Computers - 0.28%
Wiwynn Corp 29,000 744
Consumer Products - 0.75%
Hindustan Unilever Ltd 68,348 1,979
Cosmetics & Personal Care - 0.26%
Colgate-Palmolive India Ltd 35,995 695
Diversified Financial Services - 4.28%
CTBC Financial Holding Co Ltd 2,846,000 1,896
Housing Development Finance Corp Ltd 193,591 4,897
KB Financial Group Inc 69,403 1,986
Muthoot Finance Ltd 60,529 694
Tisco Financial Group PCL 838,100 1,881
$ 11,354
Electrical Components & Equipment - 0.55%
Delta Electronics Inc 312,000 1,455
Electronics - 0.65%
Taiwan Union Technology Corp 382,000 1,722
Engineering & Construction - 0.66%
Daelim Industrial Co Ltd 13,990 1,009
Grupo Aeroportuario del Pacifico SAB de CV 119,300 741
$ 1,750
Food - 3.50%
Indofood Sukses Makmur Tbk PT 2,645,000 1,154
Minerva SA/ Brazil
( d)
637,100 1,511
Nestle India Ltd 5,015 1,190
Tingyi Cayman Islands Holding Corp 994,000 1,765
Uni-President Enterprises Corp 1,236,000 2,878
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
X5 Retail Group NV 26,369 $ 778
$ 9,276
Forest Products & Paper - 0.30%
Mondi PLC 44,813 791
Gas - 1.36%
China Resources Gas Group Ltd 180,000 1,012
ENN Energy Holdings Ltd 229,900 2,591
$ 3,603
Holding Companies - Diversified - 1.04%
KOC Holding AS 352,027 772
Swire Pacific Ltd 305,000 1,984
$ 2,756
Home Furnishings - 0.55%
Gree Electric Appliances Inc of Zhuhai
( d)
191,283 1,463
Insurance - 4.75%
AIA Group Ltd 137,000 1,257
BB Seguridade Participacoes SA 154,900 755
ICICI Lombard General Insurance Co Ltd
( c)
41,121 703
PICC Property & Casualty Co Ltd 3,438,000 3,290
Ping An Insurance Group Co of China Ltd 490,500 4,992
Powszechny Zaklad Ubezpieczen SA 215,298 1,589
$ 12,586
Internet - 22.24%
AfreecaTV Co Ltd 18,300 908
Alibaba Group Holding Ltd ADR
(d)
101,910 20,654
JD.com Inc ADR
(d)
85,055 3,666
Meituan Dianping
( d)
177,600 2,378
MercadoLibre Inc
( d)
3,109 1,814
Naspers Ltd 31,153 4,849
NCSoft Corp 2,186 1,158
Tencent Holdings Ltd 371,300 19,519
Tencent Music Entertainment Group ADR
(d)
75,357 860
Vipshop Holdings Ltd ADR
(d)
197,016 3,138
$ 58,944
Iron & Steel - 1.94%
Eregli Demir ve Celik Fabrikalari TAS 1,072,478 1,236
POSCO 7,928 1,198
Severstal PAO 167,168 1,993
Ternium SA ADR 51,746 703
$ 5,130
Lodging - 0.37%
NagaCorp Ltd 824,000 973
Mining - 2.39%
Impala Platinum Holdings Ltd 182,669 1,089
MMC Norilsk Nickel PJSC ADR 122,964 3,362
Polyus PJSC 23,148 1,881
$ 6,332
Miscellaneous Manufacturers - 1.93%
Escorts Ltd 68,330 642
Largan Precision Co Ltd 11,000 1,499
Lens Technology Co Ltd 274,600 692
Pidilite Industries Ltd 49,444 997
Sunny Optical Technology Group Co Ltd 92,600 1,290
$ 5,120
Oil & Gas - 5.02%
Gazprom PJSC ADR 566,821 2,870
LUKOIL PJSC ADR 44,635 2,912
Petrobras Distribuidora SA 512,000 1,858
Petroleo Brasileiro SA 163,200 562
Reliance Industries Ltd 262,596 5,105
$ 13,307
Pharmaceuticals - 0.60%
Sino Biopharmaceutical Ltd 1,098,000 1,601
Real Estate - 3.70%
A-Living Services Co Ltd
( c)
306,500 1,694
Ayala Corp 60,232 685
KWG Group Holdings Ltd
( d)
1,099,000 1,626

Schedule of Investments
International Emerging Markets Fund
April 30, 2020 (unaudited)
See accompanying notes.
209
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Shenzhen Overseas Chinese Town Co Ltd 1,235,590 $ 1,134
Shimao Property Holdings Ltd 742,500 3,018
Sunac China Holdings Ltd 371,000 1,660
$ 9,817
Retail - 3.93%
ANTA Sports Products Ltd 289,000 2,461
Home Product Center PCL 4,885,700 2,031
Lojas Renner SA 209,140 1,480
Magazine Luiza SA 96,000 887
Wal-Mart de Mexico SAB de CV 1,467,600 3,542
$ 10,401
Semiconductors - 15.24%
ASPEED Technology Inc 26,000 1,028
MediaTek Inc 116,000 1,602
Powertech Technology Inc 257,000 859
Realtek Semiconductor Corp
( d)
199,000 1,704
Samsung Electronics Co Ltd 303,211 12,467
SK Hynix Inc 78,508 5,403
Taiwan Semiconductor Manufacturing Co Ltd 1,616,685 16,309
Win Semiconductors Corp 115,000 1,028
$ 40,400
Software - 1.30%
NetEase Inc ADR 9,982 3,443
Telecommunications - 1.03%
Accton Technology Corp 278,000 2,015
KT Corp 36,360 714
$ 2,729
Transportation - 0.61%
Hyundai Glovis Co Ltd 19,286 1,612
TOTAL COMMON STOCKS $ 253,872
PREFERRED STOCKS - 1.03% Shares Held Value (000's)
Oil & Gas - 0.84%
Petroleo Brasileiro SA 0.00%
( d)
673,800 $ 2,238
Semiconductors - 0.19%
Samsung Electronics Co Ltd 1417.00% 14,594 506
TOTAL PREFERRED STOCKS $ 2,744
Total Investments $ 265,084
Other Assets and Liabilities -  (0.03)% (73)
TOTAL NET ASSETS - 100.00% $ 265,011
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,117 or 1.18% of net assets.
(d) Non-income producing security
Portfolio Summary  ( unaudited)
Location Percent
China 33.51%
Taiwan 13.10%
Korea, Republic Of 12.94%
India 9.60%
Russian Federation 5.98%
Brazil 4.14%
Hong Kong 3.34%
United States 3.20%
Thailand 2.47%
South Africa 2.24%
Mexico 2.21%
Indonesia 2.01%
Turkey 1.05%
Peru 0.94%
Argentina 0.68%
Poland 0.60%
Hungary 0.50%
Cambodia 0.37%
Malaysia 0.32%
United Kingdom 0.30%
Luxembourg 0.27%
Philippines 0.26%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 1,949 $ 53,160 $ 46,641 $ 8,468
$ 1,949 $ 53,160 $ 46,641 $ 8,468
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 17 $ — $ — $ —
$ 17 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
International Fund I
April 30, 2020 (unaudited)
See accompanying notes.
210
INVESTMENT COMPANIES - 1.08% Shares Held Value (000's)
Money Market Funds - 1.08%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
3,019,882 $ 3,020
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(c)
3,265 3
$ 3,023
TOTAL INVESTMENT COMPANIES $ 3,023
COMMON STOCKS - 99.07% Shares Held Value (000's)
Aerospace & Defense - 0.46%
Aselsan Elektronik Sanayi Ve Ticaret AS 328,000 1,276
Agriculture - 0.48%
British American Tobacco PLC 35,000 1,349
Apparel - 2.52%
Kering SA 5,211 2,651
LVMH Moet Hennessy Louis Vuitton SE 11,378 4,398
$ 7,049
Automobile Manufacturers - 0.69%
Toyota Motor Corp 31,000 1,917
Automobile Parts & Equipment - 0.84%
Weichai Power Co Ltd 1,344,000 2,361
Banks - 6.43%
Banca Generali SpA 59,000 1,467
China Merchants Bank Co Ltd 942,500 4,460
DBS Group Holdings Ltd 144,900 2,040
Macquarie Group Ltd 27,346 1,812
National Bank of Canada 80,000 3,227
OTP Bank Nyrt 36,000 1,066
Royal Bank of Canada 29,800 1,833
Sberbank of Russia PJSC ADR 194,243 2,062
$ 17,967
Biotechnology - 0.43%
CSL Ltd 6,000 1,196
Building Materials - 3.88%
Anhui Conch Cement Co Ltd 694,400 5,475
China Resources Cement Holdings Ltd 970,000 1,320
Sika AG 24,460 4,046
$ 10,841
Chemicals - 0.58%
Soulbrain Co Ltd 27,000 1,625
Commercial Services - 2.73%
Ashtead Group PLC 90,137 2,462
New Oriental Education & Technology Group Inc
ADR
(d)
18,500 2,362
QinetiQ Group PLC 439,000 1,679
YDUQS Participacoes SA 196,500 1,117
$ 7,620
Computers - 7.53%
BayCurrent Consulting Inc 30,000 1,700
Bechtle AG 13,000 1,880
Itochu Techno-Solutions Corp 67,500 2,063
Nomura Research Institute Ltd 147,900 3,621
Otsuka Corp 52,500 2,377
SCSK Corp 34,000 1,539
Teleperformance 22,322 5,000
Wiwynn Corp 112,000 2,874
$ 21,054
Cosmetics & Personal Care - 1.35%
L'Oreal SA
( d)
13,000 3,780
Diversified Financial Services - 2.19%
Ashmore Group PLC 266,000 1,268
Azimut Holding SpA 152,892 2,606
E.Sun Financial Holding Co Ltd 2,478,453 2,252
$ 6,126
Electric - 0.93%
Enel SpA 192,000 1,312
Iberdrola SA 129,000 1,283
$ 2,595
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 1.02%
Schneider Electric SE
( e)
31,000 $ 2,865
Electronics - 1.78%
FLEXium Interconnect Inc 423,000 1,522
Halma PLC 72,800 1,914
Tripod Technology Corp 433,000 1,530
$ 4,966
Engineering & Construction - 1.68%
HomeServe PLC 142,000 1,989
Obayashi Corp 156,000 1,364
Shimizu Corp 175,000 1,344
$ 4,697
Entertainment - 1.86%
Aristocrat Leisure Ltd 110,000 1,804
Evolution Gaming Group AB
( d),(f)
74,000 3,389
$ 5,193
Food - 3.46%
a2 Milk Co Ltd
( d)
113,000 1,345
Coles Group Ltd 118,000 1,183
Greencore Group PLC 827,000 1,894
Nestle SA 25,000 2,648
WH Group Ltd
( f)
1,223,000 1,166
X5 Retail Group NV 49,000 1,446
$ 9,682
Gas - 3.01%
China Gas Holdings Ltd 438,000 1,594
China Resources Gas Group Ltd 316,000 1,776
ENN Energy Holdings Ltd 446,400 5,032
$ 8,402
Home Builders - 2.35%
Barratt Developments PLC 238,000 1,552
Berkeley Group Holdings PLC 45,783 2,403
Redrow PLC 251,000 1,458
Taylor Wimpey PLC 622,000 1,149
$ 6,562
Home Furnishings - 1.17%
Howden Joinery Group PLC 282,000 1,859
Sony Corp 22,000 1,416
$ 3,275
Insurance - 9.08%
Allianz SE 8,123 1,495
Assicurazioni Generali SpA 128,000 1,826
BB Seguridade Participacoes SA 191,000 932
iA Financial Corp Inc 45,500 1,477
Legal & General Group PLC 1,156,230 2,973
Manulife Financial Corp 191,000 2,405
Ping An Insurance Group Co of China Ltd 449,670 4,576
Power Corp of Canada 70,350 1,125
Sun Life Financial Inc 117,500 4,027
Swiss Life Holding AG 5,764 2,044
Tokio Marine Holdings Inc 53,037 2,488
$ 25,368
Internet - 7.22%
Alibaba Group Holding Ltd ADR
(d)
27,600 5,594
Dip Corp 63,000 1,345
JD.com Inc ADR
(d)
49,000 2,112
NCSoft Corp 3,000 1,589
Rightmove PLC 237,000 1,482
Tencent Holdings Ltd 105,500 5,546
Vipshop Holdings Ltd ADR
(d)
157,000 2,501
$ 20,169
Iron & Steel - 1.08%
Fortescue Metals Group Ltd 395,000 3,019
Machinery - Diversified - 1.04%
Atlas Copco AB - A Shares 84,000 2,895
Media - 0.46%
Wolters Kluwer NV 17,500 1,289

Schedule of Investments
International Fund I
April 30, 2020 (unaudited)
See accompanying notes.
211
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 3.85%
Anglo American PLC 95,500 $ 1,698
MMC Norilsk Nickel PJSC ADR 126,952 3,471
Polymetal International PLC 141,000 2,888
Regis Resources Ltd 462,000 1,321
Saracen Mineral Holdings Ltd
( d)
508,000 1,393
$ 10,771
Miscellaneous Manufacturers - 1.22%
Elite Material Co Ltd 446,000 1,928
Sunny Optical Technology Group Co Ltd 106,000 1,476
$ 3,404
Oil & Gas - 1.49%
Beach Energy Ltd 1,542,000 1,503
LUKOIL PJSC ADR 41,000 2,675
$ 4,178
Pharmaceuticals - 8.10%
Astellas Pharma Inc 136,000 2,249
Chugai Pharmaceutical Co Ltd 21,000 2,503
CSPC Pharmaceutical Group Ltd 695,000 1,376
Hikma Pharmaceuticals PLC 41,000 1,221
Novo Nordisk A/S 29,000 1,850
Roche Holding AG 14,640 5,070
Sawai Pharmaceutical Co Ltd 33,000 1,802
Shionogi & Co Ltd 29,000 1,602
Sino Biopharmaceutical Ltd 1,457,000 2,124
UCB SA 16,800 1,539
YiChang HEC ChangJiang Pharmaceutical Co
Ltd
( f)
346,000 1,305
$ 22,641
Private Equity - 2.04%
3i Group PLC 150,256 1,476
Partners Group Holding AG 5,370 4,232
$ 5,708
Retail - 2.17%
Alimentation Couche-Tard Inc 58,000 1,618
ANTA Sports Products Ltd 353,600 3,011
Next PLC 24,000 1,429
$ 6,058
Semiconductors - 7.45%
Lasertec Corp 48,000 3,175
Novatek Microelectronics Corp 421,000 2,618
Realtek Semiconductor Corp
( d)
315,000 2,697
Samsung Electronics Co Ltd 115,000 4,728
Taiwan Semiconductor Manufacturing Co Ltd 91,854 927
Taiwan Semiconductor Manufacturing Co Ltd
ADR
93,700 4,978
Tokyo Electron Ltd 8,000 1,704
$ 20,827
Software - 4.26%
Constellation Software Inc/Canada 1,650 1,587
NetEase Inc ADR 13,671 4,716
Open Text Corp 38,000 1,436
Temenos AG
( d)
11,494 1,489
TIS Inc 141,000 2,689
$ 11,917
Telecommunications - 2.24%
Accton Technology Corp 410,000 2,972
KDDI Corp 114,000 3,302
$ 6,274
TOTAL COMMON STOCKS $ 276,916
Total Investments $ 279,939
Other Assets and Liabilities -  (0.15)% (417)
TOTAL NET ASSETS - 100.00% $ 279,522
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,020 or
1.08% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,860 or 2.10% of net assets.
Portfolio Summary  ( unaudited)
Location Percent
China 18.59%
Japan 14.39%
United Kingdom 10.07%
Taiwan 8.69%
Switzerland 6.98%
Canada 6.70%
France 6.68%
Australia 4.74%
Russian Federation 3.45%
Hong Kong 2.85%
Korea, Republic Of 2.84%
Italy 2.57%
Sweden 2.25%
Germany 1.21%
United States 1.08%
Cyprus 1.03%
Singapore 0.73%
Brazil 0.73%
Ireland 0.68%
Denmark 0.66%
Belgium 0.55%
New Zealand 0.48%
Turkey 0.46%
Spain 0.46%
Netherlands 0.46%
Jordan 0.44%
Hungary 0.38%
Other Assets and Liabilities
(0.15)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Fund I
April 30, 2020 (unaudited)
See accompanying notes.
212
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 3,998 $ 61,629 $ 65,624 $ 3
$ 3,998 $ 61,629 $ 65,624 $ 3
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 14 $ — $ — $ —
$ 14 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.
213
INVESTMENT COMPANIES - 3.15% Shares Held Value (000's)
Exchange-Traded Funds - 0.21%
Invesco QQQ Trust Series 1
(a)
99,451 $ 21,771
Money Market Funds - 2.93%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(b),(c)
25,558,692 25,558
Principal Government Money Market Fund -
Institutional Class 0.11%
(b),(c),(d)
269,415,844 269,41 7
$ 294,97 5
Principal Exchange-Traded Funds - 0.01%
Principal Millennials Index ETF
(d)
12,150 441
Principal Price Setters Index ETF
(d)
4,100 152
Principal Sustainable Momentum Index ETF
(d)
1,900 5 1
Principal U.S. Mega-Cap Multi-Factor Index ETF
(a),(d)
13,396 387
$ 1,03 1
TOTAL INVESTMENT COMPANIES $ 317,777
COMMON STOCKS - 97.04% Shares Held Value (000's)
Advertising - 0.01%
Interpublic Group of Cos Inc/The 7,570 129
Omnicom Group Inc 11,720 668
$ 797
Aerospace & Defense - 1.48%
Boeing Co/The 36,137 5,096
General Dynamics Corp 7,608 994
HEICO Corp 5,095 446
HEICO Corp - Class A 8,220 595
Hexcel Corp 10,986 380
L3Harris Technologies Inc 641,010 124,164
Lockheed Martin Corp 24,342 9,470
Northrop Grumman Corp 10,670 3,528
Raytheon Technologies Corp 49,744 3,224
Spirit AeroSystems Holdings Inc 14,338 318
TransDigm Group Inc 3,974 1,443
$ 149,658
Agriculture - 0.05%
Altria Group Inc 121,713 4,777
Airlines - 0.02%
Alaska Air Group Inc 9,257 301
American Airlines Group Inc
(a)
12,874 154
Delta Air Lines Inc 15,667 406
JetBlue Airways Corp
(e)
16,293 159
Southwest Airlines Co 29,367 918
United Airlines Holdings Inc
(e)
8,965 265
$ 2,203
Apparel - 0.10%
Capri Holdings Ltd
(e)
12,290 187
Carter's Inc 2,997 234
Columbia Sportswear Co 2,769 202
Hanesbrands Inc 36,749 365
NIKE Inc 79,833 6,960
Skechers USA Inc
(e)
7,867 222
Under Armour Inc - Class A
(a),(e)
19,963 208
Under Armour Inc - Class C
(e)
22,531 209
VF Corp 29,568 1,718
$ 10,305
Automobile Manufacturers - 0.08%
Tesla Inc
(e)
9,845 7,698
Automobile Parts & Equipment - 0.44%
Allison Transmission Holdings Inc 13,314 484
Aptiv PLC 626,126 43,547
WABCO Holdings Inc
(e)
4,086 549
$ 44,580
Banks - 0.21%
CIT Group Inc 680 13
Comerica Inc 1,076 38
First Republic Bank/CA 2,809 293
Goldman Sachs Group Inc/The 109,100 20,011
Prosperity Bancshares Inc 970 58
Signature Bank/New York NY 2,419 259
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
SVB Financial Group
(e)
386 $ 75
Synovus Financial Corp 873 18
Western Alliance Bancorp 1,223 44
$ 20,809
Beverages - 1.54%
Brown-Forman Corp - A Shares 3,913 222
Brown-Forman Corp - B Shares 2,019,446 125,610
Coca-Cola Co/The 263,792 12,105
Monster Beverage Corp
(e)
35,236 2,178
PepsiCo Inc 114,399 15,134
$ 155,249
Biotechnology - 2.55%
Alexion Pharmaceuticals Inc
(e)
160,743 17,275
Alnylam Pharmaceuticals Inc
(e)
8,232 1,084
Amgen Inc 50,052 11,973
Biogen Inc
(e)
5,497 1,632
BioMarin Pharmaceutical Inc
(e)
16,467 1,515
Exact Sciences Corp
(e)
12,875 1,017
Exelixis Inc
(e)
11,505 284
Gilead Sciences Inc 16,946 1,424
Illumina Inc
(e)
375,440 119,777
Incyte Corp
(e)
272,819 26,644
Ionis Pharmaceuticals Inc
(e)
11,872 659
Moderna Inc
(e)
18,529 852
Regeneron Pharmaceuticals Inc
(e)
1,558 819
Sage Therapeutics Inc
(e)
4,537 177
Seattle Genetics Inc
(e)
10,742 1,474
Vertex Pharmaceuticals Inc
(e)
280,018 70,340
$ 256,946
Building Materials - 0.03%
Armstrong World Industries Inc 5,322 410
Eagle Materials Inc 4,110 251
Fortune Brands Home & Security Inc 6,023 290
Lennox International Inc 3,360 627
Martin Marietta Materials Inc 1,922 366
Vulcan Materials Co 11,459 1,295
$ 3,239
Chemicals - 1.61%
Air Products and Chemicals Inc 6,146 1,386
Axalta Coating Systems Ltd
(e)
8,551 169
CF Industries Holdings Inc 4,202 116
Ecolab Inc 17,215 3,331
Element Solutions Inc
(e)
11,810 121
NewMarket Corp 659 271
PPG Industries Inc 7,553 686
RPM International Inc 2,289 152
Sherwin-Williams Co/The 291,302 156,245
WR Grace & Co 6,557 310
$ 162,787
Commercial Services - 5.41%
Automatic Data Processing Inc 29,702 4,357
Avalara Inc
(e)
5,467 489
Booz Allen Hamilton Holding Corp 14,772 1,085
Bright Horizons Family Solutions Inc
(e)
5,522 643
Cintas Corp 471,636 104,623
CoreLogic Inc/United States 2,729 105
CoStar Group Inc
(e)
45,176 29,286
Equifax Inc 9,498 1,319
Euronet Worldwide Inc
(e)
6,243 573
FleetCor Technologies Inc
(e)
8,553 2,063
Gartner Inc
(e)
9,245 1,098
Global Payments Inc 703,217 116,749
Grand Canyon Education Inc
(e)
997 86
H&R Block Inc 9,336 155
IHS Markit Ltd 23,093 1,554
MarketAxess Holdings Inc 3,407 1,550
Moody's Corp 17,251 4,208
Morningstar Inc 1,839 287
Nielsen Holdings PLC 13,114 193

Schedule of Investments
LargeCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.
214
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Paylocity Holding Corp
(e)
4,401 $ 504
PayPal Holdings Inc
(e)
1,891,746 232,685
Quanta Services Inc 6,145 223
Robert Half International Inc 13,247 626
S&P Global Inc 120,487 35,289
Sabre Corp 27,386 199
Service Corp International/US 7,544 277
ServiceMaster Global Holdings Inc
(e)
4,123 140
Square Inc
(e)
32,854 2,140
TransUnion 17,719 1,396
United Rentals Inc
(e)
5,959 766
WEX Inc
(e)
5,081 672
$ 545,340
Computers - 4.12%
Accenture PLC - Class A 43,522 8,060
Apple Inc 858,727 252,294
Cognizant Technology Solutions Corp 6,946 403
Crowdstrike Holdings Inc
(e)
156,907 10,616
Dell Technologies Inc
(e)
13,486 576
EPAM Systems Inc
(e)
5,348 1,181
Fortinet Inc
(e)
14,671 1,581
Genpact Ltd 3,874,694 133,406
HP Inc 15,442 239
International Business Machines Corp 36,633 4,600
NCR Corp
(e)
18,528 380
NetApp Inc 24,276 1,063
Zscaler Inc
(e)
7,847 526
$ 414,925
Consumer Products - 0.04%
Avery Dennison Corp 7,598 839
Church & Dwight Co Inc 22,680 1,587
Clorox Co/The 9,460 1,764
Reynolds Consumer Products Inc 1,809 58
$ 4,248
Cosmetics & Personal Care - 1.25%
Estee Lauder Cos Inc/The 700,532 123,574
Procter & Gamble Co/The 20,193 2,380
$ 125,954
Distribution & Wholesale - 0.06%
Copart Inc
(e)
19,222 1,540
Fastenal Co 47,992 1,738
IAA Inc
(e)
12,156 469
KAR Auction Services Inc 20,083 301
LKQ Corp
(e)
8,621 225
Pool Corp 3,861 817
WW Grainger Inc 4,273 1,178
$ 6,268
Diversified Financial Services - 4.28%
Air Lease Corp 5,001 131
Alliance Data Systems Corp 2,939 147
American Express Co 43,161 3,938
Ameriprise Financial Inc 1,677 193
Cboe Global Markets Inc 2,577 256
Charles Schwab Corp/The 549,505 20,727
Credit Acceptance Corp
(a),(e)
840 262
Discover Financial Services 10,394 447
Evercore Inc - Class A 1,229 63
Intercontinental Exchange Inc 14,924 1,335
Lazard Ltd 3,817 105
LPL Financial Holdings Inc 7,589 457
Mastercard Inc 710,047 195,242
Raymond James Financial Inc 2,782 183
SEI Investments Co 5,570 284
Synchrony Financial 16,115 319
T Rowe Price Group Inc 6,189 716
Visa Inc 1,135,482 202,933
Western Union Co/The 16,783 320
XP Inc
(e)
133,096 3,349
$ 431,407
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0.70%
NextEra Energy Inc 207,185 $ 47,885
Sempra Energy 181,787 22,514
$ 70,399
Electrical Components & Equipment - 0.03%
Acuity Brands Inc 2,340 203
AMETEK Inc 17,280 1,449
Emerson Electric Co 6,839 390
Universal Display Corp 4,203 631
$ 2,673
Electronics - 3.90%
Agilent Technologies Inc 4,071 312
Allegion plc 7,065 710
Amphenol Corp 1,172,586 103,493
FLIR Systems Inc 4,097 178
Fortive Corp 1,960,896 125,497
Honeywell International Inc 37,187 5,277
Hubbell Inc 3,514 437
Jabil Inc 8,259 235
Keysight Technologies Inc
(e)
18,382 1,779
Mettler-Toledo International Inc
(e)
2,303 1,658
National Instruments Corp 2,250 86
PerkinElmer Inc 3,564 323
Roper Technologies Inc 442,731 150,985
Sensata Technologies Holding PLC
(e)
9,191 334
Trimble Inc
(e)
6,362 220
Waters Corp
(e)
6,447 1,206
Woodward Inc 6,145 372
$ 393,102
Entertainment - 0.01%
Live Nation Entertainment Inc
(e)
12,395 556
Six Flags Entertainment Corp 4,056 81
Vail Resorts Inc 3,713 635
$ 1,272
Environmental Control - 0.04%
Republic Services Inc 1,958 153
Waste Management Inc 36,231 3,624
$ 3,777
Food - 0.07%
Campbell Soup Co 8,794 439
Hershey Co/The 11,627 1,540
Kellogg Co 8,714 571
Lamb Weston Holdings Inc 3,514 216
McCormick & Co Inc/MD 7,318 1,148
Pilgrim's Pride Corp
(e)
1,865 41
Post Holdings Inc
(e)
2,713 249
Sprouts Farmers Market Inc
(e)
5,216 108
Sysco Corp 43,535 2,450
TreeHouse Foods Inc
(e)
907 47
$ 6,809
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 6,144 495
Healthcare - Products - 8.39%
Abbott Laboratories 50,903 4,688
ABIOMED Inc
(e)
4,682 895
Align Technology Inc
(e)
7,822 1,681
Avantor Inc
(e)
1,367,114 22,981
Baxter International Inc 15,469 1,373
Bio-Techne Corp 3,825 861
Boston Scientific Corp
(e)
94,768 3,552
Bruker Corp 12,422 488
Cantel Medical Corp 6,596 244
Cooper Cos Inc/The 985 282
Danaher Corp 980,803 160,322
Edwards Lifesciences Corp
(e)
594,212 129,241
Envista Holdings Corp
(e)
16,320 318
Henry Schein Inc
(e)
4,482 245
Hill-Rom Holdings Inc 4,285 482
Hologic Inc
(e)
21,713 1,088

Schedule of Investments
LargeCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.
215
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
ICU Medical Inc
(e)
870 $ 191
IDEXX Laboratories Inc
(e)
8,076 2,242
Intuitive Surgical Inc
(e)
444,871 227,276
Masimo Corp
(e)
4,697 1,005
ResMed Inc 13,701 2,128
STERIS PLC 1,277 182
Stryker Corp 482,145 89,887
Teleflex Inc 4,473 1,500
Thermo Fisher Scientific Inc 567,525 189,939
Varian Medical Systems Inc
(e)
9,070 1,037
West Pharmaceutical Services Inc 5,740 1,086
$ 845,214
Healthcare - Services - 2.77%
Anthem Inc 115,618 32,458
Centene Corp
(e)
526,603 35,061
Charles River Laboratories International Inc
(e)
5,361 776
Chemed Corp 1,750 729
Encompass Health Corp 6,490 430
HCA Healthcare Inc 436,972 48,014
Humana Inc 116,630 44,532
IQVIA Holdings Inc
(e)
7,522 1,073
Laboratory Corp of America Holdings
(e)
1,357 223
Molina Healthcare Inc
(e)
5,084 834
PPD Inc
(e)
7,381 176
UnitedHealth Group Inc 392,043 114,660
$ 278,966
Home Builders - 0.02%
Lennar Corp - A Shares 12,886 645
Lennar Corp - B Shares 3,857 147
NVR Inc
(e)
321 995
$ 1,787
Home Furnishings - 0.00%
Dolby Laboratories Inc 2,793 167
Tempur Sealy International Inc
(e)
6,304 339
$ 506
Housewares - 0.01%
Toro Co/The 10,869 693
Insurance - 0.12%
Alleghany Corp 147 78
Aon PLC 15,685 2,708
Arch Capital Group Ltd
(e)
4,861 117
Arthur J Gallagher & Co 3,583 281
Athene Holding Ltd
(e)
5,294 143
Axis Capital Holdings Ltd 984 36
Brown & Brown Inc 1,046 38
Erie Indemnity Co 1,520 271
Everest Re Group Ltd 1,166 202
Kemper Corp 1,210 81
Markel Corp
(e)
106 92
Marsh & McLennan Cos Inc 46,392 4,515
Primerica Inc 2,724 283
Progressive Corp/The 27,837 2,152
RenaissanceRe Holdings Ltd 1,594 233
Travelers Cos Inc/The 3,886 393
Voya Financial Inc 1,024 46
$ 11,669
Internet - 21.16%
Alibaba Group Holding Ltd ADR
(e)
913,418 185,122
Alphabet Inc - A Shares
(e)
176,843 238,154
Alphabet Inc - C Shares
(e)
238,496 321,651
Amazon.com Inc
(e)
298,044 737,360
Booking Holdings Inc
(e)
27,698 41,009
CDW Corp/DE 14,099 1,562
E*TRADE Financial Corp 3,707 151
eBay Inc 71,386 2,843
Expedia Group Inc 11,918 846
F5 Networks Inc
(e)
6,094 849
Facebook Inc
(e)
1,307,107 267,578
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
FireEye Inc
(e)
24,117 $ 278
GoDaddy Inc
(e)
18,048 1,253
IAC/interactivecorp
(e)
158,876 35,506
Match Group Inc
(a),(e)
5,575 429
Netflix Inc
(e)
251,447 105,570
Okta Inc
(e)
10,176 1,540
Palo Alto Networks Inc
(e)
9,177 1,803
Proofpoint Inc
(e)
6,213 756
Snap Inc Class A
(e)
2,302,782 40,552
Spotify Technology SA
(e)
390,836 59,239
TD Ameritrade Holding Corp 21,601 848
Tencent Holdings Ltd ADR 1,602,146 84,305
TripAdvisor Inc 10,630 212
Twitter Inc
(e)
70,973 2,036
VeriSign Inc
(e)
7,241 1,517
$ 2,132,969
Leisure Products & Services - 0.01%
Norwegian Cruise Line Holdings Ltd
(e)
11,437 187
Polaris Inc 6,171 438
$ 625
Lodging - 0.41%
Choice Hotels International Inc 1,971 148
Hilton Grand Vacations Inc
(e)
4,445 92
Hilton Worldwide Holdings Inc 345,339 26,146
Las Vegas Sands Corp 16,179 777
Marriott International Inc/MD 25,753 2,342
MGM Resorts International 9,429 159
Wyndham Hotels & Resorts Inc 3,700 139
Wynn Resorts Ltd 136,437 11,669
$ 41,472
Machinery - Construction & Mining - 0.02%
BWX Technologies Inc 7,504 398
Caterpillar Inc 10,507 1,223
$ 1,621
Machinery - Diversified - 0.27%
Deere & Co 7,542 1,094
Dover Corp 6,919 648
Flowserve Corp 7,407 209
Graco Inc 15,857 708
IDEX Corp 3,660 562
Ingersoll Rand Inc
(e)
661,885 19,248
Middleby Corp/The
(e)
7,514 418
Nordson Corp 4,937 794
Rockwell Automation Inc 10,843 2,055
Westinghouse Air Brake Technologies Corp 6,916 390
Xylem Inc/NY 17,131 1,232
$ 27,358
Media - 0.13%
Altice USA Inc
(e)
29,078 755
AMC Networks Inc
(e)
6,557 156
Cable One Inc 415 794
Charter Communications Inc
(e)
6,036 2,989
Comcast Corp - Class A 144,525 5,438
FactSet Research Systems Inc 3,473 955
Fox Corp - A Shares 5,469 142
Fox Corp - B Shares 3,833 98
Madison Square Garden Entertainment Corp
(e)
357 30
New York Times Co/The 3,886 126
Nexstar Media Group Inc 3,750 263
Sinclair Broadcast Group Inc 8,167 144
Sirius XM Holdings Inc 134,379 794
ViacomCBS Inc – Class A 3,990 78
ViacomCBS Inc – Class B 31,402 542
World Wrestling Entertainment Inc 4,535 202
$ 13,506
Mining - 0.00%
Southern Copper Corp 6,280 204

Schedule of Investments
LargeCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.
216
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 0.13%
3M Co 43,042 $ 6,539
AO Smith Corp 3,578 152
AptarGroup Inc 2,540 272
Carlisle Cos Inc 5,256 636
Donaldson Co Inc 12,891 565
Illinois Tool Works Inc 21,843 3,549
Trane Technologies PLC 21,760 1,902
$ 13,615
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(e)
5,472 1,257
Oil & Gas - 0.18%
Cabot Oil & Gas Corp 23,199 501
Concho Resources Inc 288,484 16,363
Diamondback Energy Inc 3,073 134
Parsley Energy Inc 15,111 143
Pioneer Natural Resources Co 6,466 577
$ 17,718
Packaging & Containers - 0.03%
Ball Corp 29,993 1,967
Berry Global Group Inc
(e)
6,065 242
Crown Holdings Inc
(e)
7,482 482
Sealed Air Corp 2,420 69
$ 2,760
Pharmaceuticals - 5.68%
AbbVie Inc 136,425 11,214
Agios Pharmaceuticals Inc
(e)
443 18
AmerisourceBergen Corp 15,323 1,374
Becton Dickinson and Co 171,790 43,382
Bristol-Myers Squibb Co 158,450 9,635
Cigna Corp 551,935 108,058
DexCom Inc
(e)
513,251 172,042
Eli Lilly and Co 58,072 8,980
Herbalife Nutrition Ltd
(e)
1,452 54
Horizon Therapeutics Plc
(e)
6,118 221
Jazz Pharmaceuticals PLC
(e)
5,865 647
Johnson & Johnson 49,401 7,412
McKesson Corp 2,720 384
Merck & Co Inc 247,551 19,641
Neurocrine Biosciences Inc
(e)
8,386 823
PRA Health Sciences Inc
(e)
7,142 689
Sarepta Therapeutics Inc
(e)
6,541 771
Zoetis Inc 1,451,164 187,650
$ 572,995
Pipelines - 0.01%
Cheniere Energy Inc
(e)
12,213 570
Equitrans Midstream Corp 1,915 16
ONEOK Inc 12,093 362
$ 948
Real Estate - 0.01%
CBRE Group Inc
(e)
12,742 547
Howard Hughes Corp/The
(e)
2,540 138
Jones Lang LaSalle Inc 1,318 139
$ 824
REITs - 2.41%
American Tower Corp 45,904 10,925
Americold Realty Trust 19,179 587
Brookfield Property REIT Inc 15,030 147
Colony Capital Inc 35,725 83
Crown Castle International Corp 28,292 4,511
Equinix Inc 9,460 6,387
Equity LifeStyle Properties Inc 16,678 1,006
Extra Space Storage Inc 10,008 883
Iron Mountain Inc 6,158 149
Lamar Advertising Co 9,283 535
Outfront Media Inc 7,434 117
Public Storage 10,548 1,956
SBA Communications Corp 738,776 214,186
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Simon Property Group Inc 26,694 $ 1,782
$ 243,254
Retail - 4.86%
Advance Auto Parts Inc 2,104 254
AutoZone Inc
(e)
2,272 2,318
Best Buy Co Inc 5,562 427
Burlington Stores Inc
(e)
6,281 1,148
CarMax Inc
(e)
123,315 9,082
Carvana Co
(a),(e)
595,301 47,690
Casey's General Stores Inc 866 131
Chipotle Mexican Grill Inc
(e)
26,341 23,142
Costco Wholesale Corp 418,575 126,828
Darden Restaurants Inc 12,133 895
Dollar General Corp 389,612 68,299
Dollar Tree Inc
(e)
12,792 1,019
Domino's Pizza Inc 3,887 1,407
Dunkin' Brands Group Inc 7,824 492
Floor & Decor Holdings Inc
(e)
7,013 297
Home Depot Inc/The 42,432 9,328
L Brands Inc 8,499 101
Lowe's Cos Inc 52,740 5,525
Lululemon Athletica Inc
(e)
464,337 103,770
McDonald's Corp 8,287 1,554
Nordstrom Inc
(a)
15,215 286
O'Reilly Automotive Inc
(e)
7,000 2,704
Ross Stores Inc 543,698 49,672
Starbucks Corp 80,603 6,185
Target Corp 152,664 16,753
TJX Cos Inc/The 82,879 4,065
Tractor Supply Co 11,760 1,193
Ulta Beauty Inc
(e)
5,361 1,168
Wendy's Co/The 18,783 373
Williams-Sonoma Inc 2,810 174
Yum China Holdings Inc 28,293 1,371
Yum! Brands Inc 25,233 2,181
$ 489,832
Semiconductors - 2.34%
Advanced Micro Devices Inc
(e)
566,461 29,677
Analog Devices Inc 3,401 373
Applied Materials Inc 100,819 5,009
ASML Holding NV - NY Reg Shares 171,273 49,400
Broadcom Inc 26,376 7,164
IPG Photonics Corp
(e)
599 77
KLA Corp 15,007 2,462
Lam Research Corp 8,647 2,207
Marvell Technology Group Ltd 747,164 19,979
Maxim Integrated Products Inc 10,909 600
Microchip Technology Inc 7,032 617
NVIDIA Corp 39,837 11,644
NXP Semiconductors NV 848,605 84,496
QUALCOMM Inc 142,211 11,188
Skyworks Solutions Inc 1,839 191
Teradyne Inc 16,668 1,042
Texas Instruments Inc 64,002 7,429
Xilinx Inc 23,571 2,060
$ 235,615
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 3,508 671
Software - 19.29%
Activision Blizzard Inc 92,173 5,874
Adobe Inc
(e)
345,825 122,297
Akamai Technologies Inc
(e)
14,894 1,455
ANSYS Inc
(e)
8,248 2,160
Aspen Technology Inc
(e)
7,478 765
Atlassian Corp PLC
(e)
11,865 1,845
Autodesk Inc
(e)
795,826 148,923
Black Knight Inc
(e)
15,693 1,107
Broadridge Financial Solutions Inc 11,912 1,382
Cadence Design Systems Inc
(e)
27,697 2,247

Schedule of Investments
LargeCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.
217
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
CDK Global Inc 15,561 $ 611
Ceridian HCM Holding Inc
(e)
8,451 498
Cerner Corp 30,725 2,132
Change Healthcare Inc
(e)
19,831 231
Citrix Systems Inc 10,724 1,555
Coupa Software Inc
(e)
6,505 1,145
DocuSign Inc
(e)
16,067 1,683
Dropbox Inc - A Shares
(e)
27,718 583
Dynatrace Inc
(e)
12,968 387
Electronic Arts Inc
(e)
1,557,143 177,919
Fair Isaac Corp
(e)
3,001 1,059
Fidelity National Information Services Inc 367,324 48,446
Fiserv Inc
(e)
38,493 3,967
Intuit Inc 958,540 258,624
Jack Henry & Associates Inc 7,256 1,187
Manhattan Associates Inc
(e)
7,850 557
Medallia Inc
(e)
8,646 186
Microsoft Corp 4,028,084 721,873
MongoDB Inc
(e)
69,400 11,252
MSCI Inc 7,582 2,479
Oracle Corp 379,201 20,086
Paychex Inc 31,537 2,161
Paycom Software Inc
(e)
5,031 1,313
Pegasystems Inc 4,418 369
PTC Inc
(e)
10,988 761
RealPage Inc
(e)
9,563 617
RingCentral Inc
(e)
7,316 1,672
salesforce.com Inc
(e)
1,270,999 205,839
ServiceNow Inc
(e)
155,525 54,674
Slack Technologies Inc
(e)
530,702 14,164
Snowflake Inc - Class B
(e),(f),(g)
10,583 410
SolarWinds Corp
(e)
10,639 181
Splunk Inc
(e)
377,721 53,017
SS&C Technologies Holdings Inc 21,654 1,194
Stripe Inc - Class B
(e),(f),(g),(h)
114,126 1,791
Synopsys Inc
(e)
173,256 27,222
Take-Two Interactive Software Inc
(e)
5,282 639
Teradata Corp
(e)
14,593 359
Tyler Technologies Inc
(e)
3,989 1,279
VMware Inc
(e)
155,986 20,515
Workday Inc
(e)
72,590 11,172
Zynga Inc
(e)
25,007 189
$ 1,944,053
Telecommunications - 0.25%
Arista Networks Inc
(e)
5,763 1,264
Cisco Systems Inc 467,411 19,809
Corning Inc 28,077 618
Motorola Solutions Inc 12,225 1,758
Switch Inc 13,157 226
T-Mobile US Inc
(e)
15,312 1,344
Ubiquiti Inc 1,093 177
$ 25,196
Toys, Games & Hobbies - 0.01%
Hasbro Inc 12,452 899
Mattel Inc
(e)
26,774 234
$ 1,133
Transportation - 0.48%
CH Robinson Worldwide Inc 10,653 755
CSX Corp 35,020 2,319
Expeditors International of Washington Inc 12,253 877
JB Hunt Transport Services Inc 94,448 9,551
Landstar System Inc 4,112 425
Norfolk Southern Corp 111,182 19,024
Old Dominion Freight Line Inc 3,995 580
Union Pacific Corp 47,406 7,575
United Parcel Service Inc 71,264 6,746
XPO Logistics Inc
(e)
6,663 445
$ 48,297
TOTAL COMMON STOCKS $ 9,780,475
CONVERTIBLE PREFERRED STOCKS
- 0.11% Shares Held Value (000's)
Internet - 0.11%
Airbnb Inc - Series D 0.00%
(e),(f),(g),(h)
121,527 $ 8,604
Airbnb Inc - Series E 0.00%
(e),(f),(g),(h)
29,361 2,079
$ 10,683
TOTAL CONVERTIBLE PREFERRED STOCKS $ 10,683
PREFERRED STOCKS - 0.20% Shares Held Value (000's)
Automobile Manufacturers - 0.13%
Rivian Automotive Series D 0.00%
(e),(f),(g),(h)
1,213,721 13,040
Software - 0.05%
Magic Leap Inc - Series C 0.00%
(e),(f),(g),(h)
168,788 778
Magic Leap Inc - Series D 0.00%
(e),(f),(g),(h)
48,744 263
UIPATH Inc Ser D-1 0.00%
(e),(f),(g)
115,225 3,355
UIPATH Inc Ser D-2 0.00%
(e),(f),(g)
19,348 564
$ 4,960
Telecommunications - 0.02%
Aurora Innovation 0.00%
(e),(f),(g)
327,430 2,239
TOTAL PREFERRED STOCKS $ 20,239
Total Investments $ 10,129,174
Other Assets and Liabilities -  (0.50)% (50,406)
TOTAL NET ASSETS - 100.00% $ 10,078,768
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $74,069 or 0.73% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $33,123 or
0.33% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 27.75%
Technology 25.81%
Communications 21.68%
Financial 7.03%
Industrial 6.42%
Consumer, Cyclical 6.16%
Money Market Funds 2.93%
Basic Materials 1.61%
Utilities 0.70%
Investment Companies 0.21%
Energy 0.19%
Domestic Equity Funds 0.01%
Other Assets and Liabilities
(0.50)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Fund I
April 30, 2020 (unaudited)
See accompanying notes.
218
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 99,165 $ 2,277,808 $ 2,107,55 6 $ 269,41 7
Principal Millennials Index ETF 474 — — 441
Principal Price Setters Index ETF 159 — — 152
Principal Sustainable Momentum Index ETF 53 — — 5 1
Principal U.S. Mega-Cap Multi-Factor Index ETF 398 — — 387
$ 100,249 $ 2,277,808 $ 2,107,55 6 $ 270,448
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 848 $ — $ — $ —
Principal Millennials Index ETF 3 — — (33)
Principal Price Setters Index ETF 1 — — (7)
Principal Sustainable Momentum Index ETF 1 — — (2)
Principal U.S. Mega-Cap Multi-Factor Index ETF 4 — — (1 1 )
$ 857 $ — $ — $ (53)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 4,948 $ 8,604 0.09%
Airbnb Inc - Series E   0.00% 07/14/2015 2,733 2,079 0.02%
Aurora Innovation   0.00% 03/01/2019 3,026 2,239 0.02%
Magic Leap Inc - Series C   0.00% 01/20/2016 3,888 778 0.01%
Magic Leap Inc - Series D   0.00% 10/12/2017 1,316 263 0.00%
Rivian Automotive Series D   0.00% 12/23/2019 13,040 13,040 0.13%
Snowflake Inc - Class B 03/17/2020 410 410 0.00%
Stripe Inc - Class B 12/17/2019 1,791 1,791 0.02%
UIPATH Inc Ser D-1   0.00% 04/26/2019 4,534 3,355 0.03%
UIPATH Inc Ser D-2   0.00% 04/26/2019 761 564 0.01%
Total $ 33,123 0.33%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2020 Long 662 $ 96,069 $ 9,023
Total $ 9,023
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.
219
INVESTMENT COMPANIES - 3.22% Shares Held Value (000's)
Exchange-Traded Funds - 0.24%
iShares Core S&P 500 ETF 47,300 $ 13,772
Money Market Funds - 2.98%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
2,377,335 2,377
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
167,762,018 167,762
$ 170,139
TOTAL INVESTMENT COMPANIES $ 183,911
COMMON STOCKS - 96.60% Shares Held Value (000's)
Advertising - 0.08%
Interpublic Group of Cos Inc/The 88,653 1,505
Omnicom Group Inc 49,783 2,839
$ 4,344
Aerospace & Defense - 1.66%
Boeing Co/The 122,246 17,239
General Dynamics Corp 53,580 6,999
Howmet Aerospace Inc 88,569 1,158
L3Harris Technologies Inc 50,545 9,790
Lockheed Martin Corp 56,755 22,081
Northrop Grumman Corp 35,836 11,850
Raytheon Technologies Corp 334,162 21,657
TransDigm Group Inc 11,387 4,134
$ 94,908
Agriculture - 0.84%
Altria Group Inc 427,137 16,765
Archer-Daniels-Midland Co 127,283 4,727
Philip Morris International Inc 355,742 26,539
$ 48,031
Airlines - 0.19%
Alaska Air Group Inc 28,163 916
American Airlines Group Inc
(d)
89,142 1,070
Delta Air Lines Inc 131,608 3,410
Southwest Airlines Co 120,419 3,763
United Airlines Holdings Inc
(e)
49,757 1,472
$ 10,631
Apparel - 0.59%
Capri Holdings Ltd
(e)
34,670 529
Hanesbrands Inc 82,700 822
NIKE Inc 284,897 24,837
PVH Corp 16,952 835
Ralph Lauren Corp 11,371 839
Tapestry Inc 63,091 939
Under Armour Inc - Class A
(d),(e)
43,032 448
Under Armour Inc - Class C
(e)
44,488 413
VF Corp 74,877 4,350
$ 34,012
Automobile Manufacturers - 0.39%
Cummins Inc 35,029 5,727
Ford Motor Co 890,352 4,532
General Motors Co 287,482 6,408
PACCAR Inc 79,082 5,475
$ 22,142
Automobile Parts & Equipment - 0.09%
Aptiv PLC 58,369 4,059
BorgWarner Inc 47,214 1,349
$ 5,408
Banks - 4.58%
Bank of America Corp 1,851,015 44,517
Bank of New York Mellon Corp/The 191,878 7,203
Citigroup Inc 499,176 24,240
Citizens Financial Group Inc 99,395 2,225
Comerica Inc 32,959 1,149
Fifth Third Bancorp 162,261 3,033
First Republic Bank/CA 38,531 4,018
Goldman Sachs Group Inc/The 72,864 13,365
Huntington Bancshares Inc/OH 236,134 2,182
JPMorgan Chase & Co 717,141 68,673
KeyCorp 225,205 2,624
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 30,172 $ 3,382
Morgan Stanley 266,330 10,501
Northern Trust Corp 48,445 3,835
PNC Financial Services Group Inc/The 100,185 10,687
Regions Financial Corp 220,559 2,371
State Street Corp 83,140 5,241
SVB Financial Group
(e)
11,791 2,278
Truist Financial Corp 306,627 11,443
US Bancorp 324,970 11,861
Wells Fargo & Co 879,988 25,564
Zions Bancorp NA 38,976 1,232
$ 261,624
Beverages - 1.73%
Brown-Forman Corp - B Shares 41,658 2,591
Coca-Cola Co/The 881,664 40,460
Constellation Brands Inc 38,297 6,307
Molson Coors Beverage Co 42,952 1,761
Monster Beverage Corp
(e)
87,286 5,395
PepsiCo Inc 318,830 42,178
$ 98,692
Biotechnology - 2.07%
Alexion Pharmaceuticals Inc
(e)
50,596 5,437
Amgen Inc 135,857 32,500
Biogen Inc
(e)
41,257 12,246
Corteva Inc 171,117 4,481
Gilead Sciences Inc 289,269 24,299
Illumina Inc
(e)
33,610 10,723
Incyte Corp
(e)
40,877 3,992
Regeneron Pharmaceuticals Inc
(e)
18,264 9,605
Vertex Pharmaceuticals Inc
(e)
58,796 14,770
$ 118,053
Building Materials - 0.33%
Carrier Global Corp
(e)
185,502 3,285
Fortune Brands Home & Security Inc 31,816 1,533
Johnson Controls International plc 176,380 5,134
Martin Marietta Materials Inc 14,291 2,719
Masco Corp 64,958 2,666
Vulcan Materials Co 30,262 3,419
$ 18,756
Chemicals - 1.60%
Air Products and Chemicals Inc 50,401 11,370
Albemarle Corp 24,243 1,489
Celanese Corp 27,637 2,296
CF Industries Holdings Inc 49,714 1,367
Dow Inc 169,538 6,220
DuPont de Nemours Inc 169,380 7,964
Eastman Chemical Co 31,090 1,881
Ecolab Inc 57,338 11,095
FMC Corp 29,635 2,723
International Flavors & Fragrances Inc
(d)
24,413 3,199
Linde PLC 122,821 22,598
LyondellBasell Industries NV 58,699 3,402
Mosaic Co/The 79,944 920
PPG Industries Inc 54,066 4,911
Sherwin-Williams Co/The 18,785 10,076
$ 91,511
Commercial Services - 2.16%
Automatic Data Processing Inc 98,934 14,513
Cintas Corp 19,168 4,252
Equifax Inc 27,684 3,845
FleetCor Technologies Inc
(e)
19,841 4,787
Gartner Inc
(e)
20,452 2,430
Global Payments Inc 68,718 11,409
H&R Block Inc 44,642 743
IHS Markit Ltd 91,684 6,170
MarketAxess Holdings Inc 8,670 3,945
Moody's Corp 37,125 9,055
Nielsen Holdings PLC 81,354 1,198
PayPal Holdings Inc
(e)
268,473 33,022

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.
220
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Quanta Services Inc 32,534 $ 1,183
Robert Half International Inc 26,879 1,271
Rollins Inc 32,193 1,288
S&P Global Inc 55,880 16,366
United Rentals Inc
(e)
17,183 2,208
Verisk Analytics Inc 37,468 5,726
$ 123,411
Computers - 6.37%
Accenture PLC - Class A 145,203 26,890
Apple Inc 954,974 280,571
Cognizant Technology Solutions Corp 125,198 7,264
DXC Technology Co 58,533 1,061
Fortinet Inc
(e)
32,458 3,497
Hewlett Packard Enterprise Co 295,865 2,977
HP Inc 338,831 5,255
International Business Machines Corp 202,496 25,426
Leidos Holdings Inc 30,425 3,006
NetApp Inc 52,182 2,284
Seagate Technology PLC 52,858 2,640
Western Digital Corp 68,000 3,134
$ 364,005
Consumer Products - 0.39%
Avery Dennison Corp 19,091 2,107
Church & Dwight Co Inc 56,109 3,927
Clorox Co/The 28,694 5,350
Kimberly-Clark Corp 78,379 10,854
$ 22,238
Cosmetics & Personal Care - 1.58%
Colgate-Palmolive Co 195,958 13,770
Coty Inc 67,582 368
Estee Lauder Cos Inc/The 50,884 8,976
Procter & Gamble Co/The 570,197 67,209
$ 90,323
Distribution & Wholesale - 0.23%
Copart Inc
(e)
46,771 3,747
Fastenal Co 131,134 4,750
LKQ Corp
(e)
70,071 1,832
WW Grainger Inc 9,977 2,749
$ 13,078
Diversified Financial Services - 3.90%
Alliance Data Systems Corp 9,371 469
American Express Co 153,416 13,999
Ameriprise Financial Inc 28,968 3,330
BlackRock Inc 26,964 13,537
Capital One Financial Corp 106,484 6,896
Cboe Global Markets Inc 25,347 2,519
Charles Schwab Corp/The 261,404 9,860
CME Group Inc 81,937 14,602
Discover Financial Services 71,672 3,080
Franklin Resources Inc 63,772 1,201
Intercontinental Exchange Inc 127,320 11,389
Invesco Ltd 85,101 734
Mastercard Inc 202,974 55,812
Nasdaq Inc 26,234 2,877
Raymond James Financial Inc 28,229 1,861
Synchrony Financial 129,047 2,554
T Rowe Price Group Inc 53,428 6,178
Visa Inc 391,403 69,951
Western Union Co/The 95,860 1,828
$ 222,677
Electric - 2.98%
AES Corp/The 151,795 2,011
Alliant Energy Corp 54,955 2,668
Ameren Corp 56,253 4,092
American Electric Power Co Inc 112,939 9,386
CenterPoint Energy Inc 114,835 1,956
CMS Energy Corp 64,899 3,705
Consolidated Edison Inc 76,008 5,989
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 188,196 $ 14,515
DTE Energy Co 43,923 4,556
Duke Energy Corp 166,690 14,112
Edison International 81,992 4,814
Entergy Corp 45,523 4,348
Evergy Inc 52,108 3,045
Eversource Energy 74,026 5,974
Exelon Corp 222,267 8,242
FirstEnergy Corp 123,539 5,098
NextEra Energy Inc 111,755 25,829
NRG Energy Inc 57,525 1,929
Pinnacle West Capital Corp 25,702 1,979
PPL Corp 175,556 4,463
Public Service Enterprise Group Inc 115,631 5,864
Sempra Energy 64,453 7,982
Southern Co/The 239,787 13,603
WEC Energy Group Inc 72,123 6,531
Xcel Energy Inc 119,898 7,621
$ 170,312
Electrical Components & Equipment - 0.22%
AMETEK Inc 52,266 4,384
Emerson Electric Co 139,280 7,943
$ 12,327
Electronics - 1.26%
Agilent Technologies Inc 70,757 5,424
Allegion plc 21,244 2,136
Amphenol Corp 67,791 5,983
FLIR Systems Inc 30,673 1,331
Fortive Corp 67,565 4,324
Garmin Ltd 33,033 2,681
Honeywell International Inc 163,374 23,183
Keysight Technologies Inc
(e)
42,888 4,150
Mettler-Toledo International Inc
(e)
5,569 4,009
PerkinElmer Inc 25,402 2,300
Roper Technologies Inc 23,792 8,114
TE Connectivity Ltd 76,475 5,618
Waters Corp
(e)
14,733 2,755
$ 72,008
Engineering & Construction - 0.04%
Jacobs Engineering Group Inc 30,980 2,564
Entertainment - 0.02%
Live Nation Entertainment Inc
(e)
32,219 1,446
Environmental Control - 0.24%
Pentair PLC 38,433 1,329
Republic Services Inc 48,160 3,773
Waste Management Inc 89,240 8,926
$ 14,028
Food - 1.27%
Campbell Soup Co 38,624 1,930
Conagra Brands Inc 111,271 3,721
General Mills Inc 138,191 8,276
Hershey Co/The 33,909 4,491
Hormel Foods Corp 63,577 2,979
JM Smucker Co/The 26,078 2,997
Kellogg Co 56,932 3,729
Kraft Heinz Co/The 142,398 4,319
Kroger Co/The 183,373 5,796
Lamb Weston Holdings Inc 33,396 2,049
McCormick & Co Inc/MD 28,253 4,431
Mondelez International Inc 329,208 16,934
Sysco Corp 116,661 6,565
Tyson Foods Inc 67,491 4,197
$ 72,414
Forest Products & Paper - 0.05%
International Paper Co 89,654 3,071

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.
221
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0.09%
Atmos Energy Corp 27,287 $ 2,782
NiSource Inc 85,408 2,145
$ 4,927
Hand & Machine Tools - 0.10%
Snap-on Inc 12,540 1,634
Stanley Black & Decker Inc 34,756 3,830
$ 5,464
Healthcare - Products - 3.89%
Abbott Laboratories 404,105 37,214
ABIOMED Inc
(e)
10,324 1,974
Align Technology Inc
(e)
16,399 3,523
Baxter International Inc 116,736 10,364
Boston Scientific Corp
(e)
318,691 11,945
Cooper Cos Inc/The 11,335 3,250
Danaher Corp 146,166 23,892
DENTSPLY SIRONA Inc 50,854 2,158
Edwards Lifesciences Corp
(e)
47,688 10,372
Henry Schein Inc
(e)
33,551 1,831
Hologic Inc
(e)
61,309 3,072
IDEXX Laboratories Inc
(e)
19,613 5,445
Intuitive Surgical Inc
(e)
26,425 13,500
Medtronic PLC 306,470 29,921
ResMed Inc 32,875 5,106
STERIS PLC 19,385 2,762
Stryker Corp 73,619 13,725
Teleflex Inc 10,585 3,550
Thermo Fisher Scientific Inc 91,685 30,685
Varian Medical Systems Inc
(e)
20,783 2,377
Zimmer Biomet Holdings Inc 47,028 5,629
$ 222,295
Healthcare - Services - 2.16%
Anthem Inc 57,976 16,276
Centene Corp
(e)
133,485 8,887
DaVita Inc
(e)
20,505 1,620
HCA Healthcare Inc 60,490 6,647
Humana Inc 30,278 11,561
IQVIA Holdings Inc
(e)
41,260 5,883
Laboratory Corp of America Holdings
(e)
22,201 3,651
Quest Diagnostics Inc 30,798 3,391
UnitedHealth Group Inc 216,621 63,355
Universal Health Services Inc 18,365 1,941
$ 123,212
Home Builders - 0.19%
DR Horton Inc 76,671 3,620
Lennar Corp - A Shares 63,993 3,204
NVR Inc
(e)
794 2,461
PulteGroup Inc 58,244 1,647
$ 10,932
Home Furnishings - 0.05%
Leggett & Platt Inc 30,090 1,057
Whirlpool Corp 14,450 1,615
$ 2,672
Housewares - 0.02%
Newell Brands Inc 87,127 1,209
Insurance - 3.33%
Aflac Inc 167,829 6,250
Allstate Corp/The 74,070 7,534
American International Group Inc 198,909 5,058
Aon PLC 53,528 9,243
Arthur J Gallagher & Co 42,647 3,348
Assurant Inc 13,863 1,473
Berkshire Hathaway Inc - Class B
(e)
447,238 83,794
Chubb Ltd 103,622 11,192
Cincinnati Financial Corp 34,739 2,286
Everest Re Group Ltd 9,325 1,614
Globe Life Inc 22,778 1,876
Hartford Financial Services Group Inc/The 82,409 3,131
Lincoln National Corp 45,347 1,608
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Loews Corp 58,486 $ 2,027
Marsh & McLennan Cos Inc 115,389 11,231
MetLife Inc 178,728 6,448
Principal Financial Group Inc 59,043 2,150
Progressive Corp/The 133,672 10,333
Prudential Financial Inc 91,914 5,733
Travelers Cos Inc/The 59,016 5,973
Unum Group 47,161 823
Willis Towers Watson PLC 29,397 5,241
WR Berkley Corp 33,177 1,792
$ 190,158
Internet - 10.82%
Alphabet Inc - A Shares
(e)
68,508 92,260
Alphabet Inc - C Shares
(e)
68,339 92,166
Amazon.com Inc
(e)
95,223 235,582
Booking Holdings Inc
(e)
9,571 14,170
CDW Corp/DE 32,852 3,640
E*TRADE Financial Corp 51,654 2,098
eBay Inc 174,848 6,964
Expedia Group Inc 31,951 2,268
F5 Networks Inc
(e)
13,900 1,936
Facebook Inc
(e)
550,225 112,637
Netflix Inc
(e)
100,203 42,070
NortonLifeLock Inc 131,101 2,788
Twitter Inc
(e)
177,509 5,091
VeriSign Inc
(e)
23,623 4,949
$ 618,619
Iron & Steel - 0.05%
Nucor Corp 69,328 2,856
Leisure Products & Services - 0.08%
Carnival Corp
(d)
91,586 1,456
Harley-Davidson Inc 35,277 770
Norwegian Cruise Line Holdings Ltd
(e)
48,646 798
Royal Caribbean Cruises Ltd 39,303 1,838
$ 4,862
Lodging - 0.32%
Hilton Worldwide Holdings Inc 64,514 4,884
Las Vegas Sands Corp 77,268 3,710
Marriott International Inc/MD 62,044 5,642
MGM Resorts International 117,748 1,982
Wynn Resorts Ltd 22,092 1,890
$ 18,108
Machinery - Construction & Mining - 0.26%
Caterpillar Inc 126,361 14,706
Machinery - Diversified - 0.60%
Deere & Co 71,993 10,443
Dover Corp 33,214 3,110
Flowserve Corp 29,920 843
IDEX Corp 17,390 2,672
Ingersoll Rand Inc
(e)
79,125 2,301
Otis Worldwide Corp 92,751 4,722
Rockwell Automation Inc 26,419 5,006
Westinghouse Air Brake Technologies Corp 41,635 2,349
Xylem Inc/NY 41,174 2,960
$ 34,406
Media - 1.95%
Charter Communications Inc
(e)
35,848 17,753
Comcast Corp - Class A 1,038,003 39,060
Discovery Inc - A Shares
(d),(e)
36,157 811
Discovery Inc - C Shares
(e)
76,690 1,565
DISH Network Corp
(e)
58,537 1,464
Fox Corp - A Shares 81,057 2,097
Fox Corp - B Shares 37,124 949
News Corp - A Shares 88,840 880
News Corp - B Shares 27,842 284
ViacomCBS Inc – Class B 123,559 2,133
Walt Disney Co/The 412,109 44,570
$ 111,566

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.
222
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.25%
Freeport-McMoRan Inc 331,744 $ 2,929
Newmont Corp 187,451 11,150
$ 14,079
Miscellaneous Manufacturers - 1.13%
3M Co 131,483 19,975
AO Smith Corp 31,338 1,328
Eaton Corp PLC 94,521 7,893
General Electric Co 1,996,880 13,579
Illinois Tool Works Inc 66,874 10,867
Parker-Hannifin Corp 29,373 4,644
Textron Inc 52,190 1,376
Trane Technologies PLC 54,782 4,789
$ 64,451
Office & Business Equipment - 0.06%
Xerox Holdings Corp 42,510 778
Zebra Technologies Corp
(e)
12,329 2,831
$ 3,609
Oil & Gas - 2.48%
Apache Corp 85,978 1,125
Cabot Oil & Gas Corp 93,269 2,016
Chevron Corp 432,337 39,775
Concho Resources Inc 45,964 2,607
ConocoPhillips 250,885 10,562
Devon Energy Corp 88,484 1,103
Diamondback Energy Inc 36,844 1,604
EOG Resources Inc 133,017 6,320
Exxon Mobil Corp 967,420 44,956
Helmerich & Payne Inc 24,795 490
Hess Corp 59,219 2,880
HollyFrontier Corp 33,948 1,122
Marathon Oil Corp 182,898 1,119
Marathon Petroleum Corp 148,463 4,763
Noble Energy Inc 109,360 1,073
Occidental Petroleum Corp 204,252 3,391
Phillips 66 101,599 7,434
Pioneer Natural Resources Co 37,874 3,383
Valero Energy Corp 93,893 5,948
$ 141,671
Oil & Gas Services - 0.20%
Baker Hughes Co 148,588 2,073
Halliburton Co 200,705 2,107
National Oilwell Varco Inc 88,218 1,115
Schlumberger Ltd 316,533 5,324
TechnipFMC PLC 96,085 856
$ 11,475
Packaging & Containers - 0.23%
Amcor PLC 370,436 3,323
Ball Corp 74,797 4,906
Packaging Corp of America 21,643 2,092
Sealed Air Corp 35,329 1,010
Westrock Co 58,965 1,898
$ 13,229
Pharmaceuticals - 6.46%
AbbVie Inc 338,125 27,794
Allergan PLC 75,059 14,062
AmerisourceBergen Corp 34,370 3,082
Becton Dickinson and Co 61,839 15,616
Bristol-Myers Squibb Co 535,986 32,593
Cardinal Health Inc 66,876 3,309
Cigna Corp 85,381 16,716
CVS Health Corp 297,458 18,308
Eli Lilly and Co 193,186 29,874
Johnson & Johnson 601,763 90,288
McKesson Corp 36,934 5,217
Merck & Co Inc 582,125 46,186
Mylan NV
(e)
118,011 1,979
Perrigo Co PLC 31,120 1,659
Pfizer Inc 1,265,348 48,539
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 108,903 $ 14,082
$ 369,304
Pipelines - 0.26%
Kinder Morgan Inc 445,370 6,783
ONEOK Inc 94,449 2,827
Williams Cos Inc/The 277,128 5,368
$ 14,978
Real Estate - 0.06%
CBRE Group Inc
(e)
76,539 3,286
REITs - 2.75%
Alexandria Real Estate Equities Inc 28,031 4,403
American Tower Corp 101,276 24,104
Apartment Investment and Management Co 34,041 1,282
AvalonBay Communities Inc 31,934 5,204
Boston Properties Inc 32,878 3,195
Crown Castle International Corp 95,063 15,156
Digital Realty Trust Inc 60,082 8,982
Duke Realty Corp 84,042 2,916
Equinix Inc 19,498 13,165
Equity Residential 79,814 5,193
Essex Property Trust Inc 15,109 3,688
Extra Space Storage Inc 29,611 2,613
Federal Realty Investment Trust 16,060 1,337
Healthpeak Properties Inc 113,169 2,958
Host Hotels & Resorts Inc 163,978 2,018
Iron Mountain Inc 65,654 1,587
Kimco Realty Corp 96,541 1,053
Mid-America Apartment Communities Inc 26,079 2,919
Prologis Inc 168,795 15,061
Public Storage 34,348 6,370
Realty Income Corp 74,520 4,093
Regency Centers Corp 38,312 1,682
SBA Communications Corp 25,744 7,464
Simon Property Group Inc 70,161 4,685
SL Green Realty Corp 18,638 989
UDR Inc 67,005 2,511
Ventas Inc 85,224 2,757
Vornado Realty Trust 36,219 1,587
Welltower Inc 92,775 4,753
Weyerhaeuser Co 170,373 3,726
$ 157,451
Retail - 5.24%
Advance Auto Parts Inc 15,835 1,915
AutoZone Inc
(e)
5,448 5,559
Best Buy Co Inc 52,068 3,995
CarMax Inc
(e)
37,596 2,769
Chipotle Mexican Grill Inc
(e)
5,847 5,137
Costco Wholesale Corp 101,012 30,607
Darden Restaurants Inc 28,031 2,069
Dollar General Corp 58,211 10,204
Dollar Tree Inc
(e)
54,111 4,311
Gap Inc/The 48,652 395
Genuine Parts Co 33,219 2,634
Home Depot Inc/The 249,412 54,828
Kohl's Corp 35,798 661
L Brands Inc 53,100 631
Lowe's Cos Inc 175,250 18,358
McDonald's Corp 172,191 32,296
Nordstrom Inc
(d)
24,493 460
O'Reilly Automotive Inc
(e)
17,298 6,683
Ross Stores Inc 82,707 7,556
Starbucks Corp 270,030 20,719
Target Corp 115,862 12,715
Tiffany & Co 24,682 3,122
TJX Cos Inc/The 277,269 13,600
Tractor Supply Co 27,067 2,745
Ulta Beauty Inc
(e)
13,070 2,848
Walgreens Boots Alliance Inc 171,423 7,421
Walmart Inc 324,352 39,425

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.
223
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 69,156 $ 5,977
$ 299,640
Savings & Loans - 0.02%
People's United Financial Inc 101,546 1,289
Semiconductors - 4.40%
Advanced Micro Devices Inc
(e)
267,437 14,011
Analog Devices Inc 84,209 9,229
Applied Materials Inc 211,212 10,493
Broadcom Inc 90,697 24,635
Intel Corp 994,604 59,656
IPG Photonics Corp
(e)
8,129 1,051
KLA Corp 36,078 5,920
Lam Research Corp 33,171 8,468
Maxim Integrated Products Inc 61,873 3,402
Microchip Technology Inc 54,640 4,794
Micron Technology Inc
(e)
253,121 12,122
NVIDIA Corp 139,931 40,899
Qorvo Inc
(e)
26,562 2,604
QUALCOMM Inc 261,076 20,539
Skyworks Solutions Inc 38,955 4,047
Texas Instruments Inc 213,730 24,808
Xilinx Inc 57,497 5,025
$ 251,703
Shipbuilding - 0.03%
Huntington Ingalls Industries Inc 9,351 1,790
Software - 9.69%
Activision Blizzard Inc 175,658 11,195
Adobe Inc
(e)
110,682 39,142
Akamai Technologies Inc
(e)
36,949 3,610
ANSYS Inc
(e)
19,567 5,123
Autodesk Inc
(e)
50,308 9,414
Broadridge Financial Solutions Inc 26,214 3,041
Cadence Design Systems Inc
(e)
64,156 5,205
Cerner Corp 71,816 4,983
Citrix Systems Inc 26,298 3,813
Electronic Arts Inc
(e)
66,759 7,628
Fidelity National Information Services Inc 140,525 18,534
Fiserv Inc
(e)
130,582 13,458
Intuit Inc 59,517 16,058
Jack Henry & Associates Inc 17,590 2,877
Microsoft Corp 1,744,286 312,593
MSCI Inc 19,367 6,333
Oracle Corp 495,350 26,239
Paychex Inc 72,839 4,991
Paycom Software Inc
(e)
11,215 2,927
salesforce.com Inc
(e)
202,807 32,845
ServiceNow Inc
(e)
43,121 15,159
Synopsys Inc
(e)
34,373 5,401
Take-Two Interactive Software Inc
(e)
25,877 3,132
$ 553,701
Telecommunications - 2.98%
Arista Networks Inc
(e)
12,403 2,720
AT&T Inc 1,670,249 50,892
CenturyLink Inc 224,347 2,383
Cisco Systems Inc 969,971 41,107
Corning Inc 175,852 3,871
Juniper Networks Inc 76,528 1,653
Motorola Solutions Inc 39,174 5,634
T-Mobile US Inc
(e)
87,017 7,640
Verizon Communications Inc 945,625 54,326
$ 170,226
Textiles - 0.02%
Mohawk Industries Inc
(e)
13,591 1,192
Toys, Games & Hobbies - 0.04%
Hasbro Inc 29,096 2,101
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.44%
CH Robinson Worldwide Inc 30,924 $ 2,192
CSX Corp 177,803 11,776
Expeditors International of Washington Inc 38,937 2,788
FedEx Corp 54,883 6,957
JB Hunt Transport Services Inc 19,494 1,971
Kansas City Southern 22,663 2,959
Norfolk Southern Corp 59,618 10,201
Old Dominion Freight Line Inc 21,902 3,182
Union Pacific Corp 158,725 25,363
United Parcel Service Inc 160,224 15,167
$ 82,556
Water - 0.09%
American Water Works Co Inc 41,332 5,03 1
TOTAL COMMON STOCKS $ 5,520,76 8
Total Investments $ 5,704,67 9
Other Assets and Liabilities -  0.18% 10,21 1
TOTAL NET ASSETS - 100.00% $ 5,714,890
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,897 or
0.12% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 22.55%
Technology 20.52%
Communications 15.83%
Financial 14.64%
Industrial 7.54%
Consumer, Cyclical 7.47%
Utilities 3.16%
Money Market Funds 2.98%
Energy 2.94%
Basic Materials 1.95%
Investment Companies 0.24%
Other Assets and Liabilities
0.18%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2020 (unaudited)
See accompanying notes.
224
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 20,673 $ 946,768 $ 799,679 $ 167,762
$ 20,673 $ 946,768 $ 799,679 $ 167,762
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 506 $ — $ — $ —
$ 506 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2020 Long 1,224 $ 177,627 $ 19,312
Total $ 19,312
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
April 30, 2020 (unaudited)
See accompanying notes.
225
INVESTMENT COMPANIES - 1.18% Shares Held Value (000's)
Money Market Funds - 1.18%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
61,212,637 $ 61,212
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
129,429,734 129,430
$ 190,642
TOTAL INVESTMENT COMPANIES $ 190,642
COMMON STOCKS - 99.79% Shares Held Value (000's)
Aerospace & Defense - 4.17%
HEICO Corp - Class A 1,354,249 97,953
TransDigm Group Inc 1,582,542 574,589
$ 672,542
Banks - 1.86%
First Republic Bank/CA 2,303,416 240,224
M&T Bank Corp 535,450 60,013
$ 300,237
Beverages - 0.60%
Brown-Forman Corp - B Shares 1,544,396 96,061
Building Materials - 3.96%
Martin Marietta Materials Inc 981,216 186,657
Summit Materials Inc
(d)
4,403,603 66,538
Vulcan Materials Co 3,410,409 385,274
$ 638,469
Chemicals - 0.72%
Air Products and Chemicals Inc 515,134 116,204
Commercial Services - 11.01%
AMERCO 150,382 42,126
CoStar Group Inc
(d)
428,482 277,768
Everarc Holdings Ltd
(c),(d)
2,883,826 43,300
Everarc Holdings Ltd - Warrants
(d)
2,883,826 433
Gartner Inc
(d)
2,563,903 304,617
IHS Markit Ltd 3,718,855 250,279
Moody's Corp 770,001 187,803
S&P Global Inc 291,053 85,244
Square Inc
(d)
696,736 45,385
TransUnion 3,676,893 289,702
Verisk Analytics Inc 1,619,555 247,517
$ 1,774,174
Distribution & Wholesale - 4.03%
Copart Inc
(d)
5,298,233 424,442
Fastenal Co 6,206,767 224,809
$ 649,251
Diversified Financial Services - 1.58%
Credit Acceptance Corp
(d),(e)
819,968 255,477
Electric - 2.35%
Brookfield Infrastructure Partners LP 7,202,799 282,278
Brookfield Renewable Partners LP 2,040,939 95,699
$ 377,977
Electronics - 3.36%
Mettler-Toledo International Inc
(d)
307,544 221,413
Roper Technologies Inc 940,320 320,678
$ 542,091
Entertainment - 2.36%
Liberty Media Corp-Liberty Braves - A Shares
(d)
146,140 3,016
Liberty Media Corp-Liberty Braves - C Shares
(d)
587,859 11,810
Live Nation Entertainment Inc
(d)
3,308,683 148,461
Vail Resorts Inc 1,271,950 217,504
$ 380,791
Hand & Machine Tools - 0.68%
Colfax Corp
(d)
4,222,220 108,891
Healthcare - Products - 1.21%
IDEXX Laboratories Inc
(d)
702,882 195,120
Home Builders - 1.90%
Lennar Corp - A Shares 2,914,812 145,945
Lennar Corp - B Shares 37,905 1,446
NVR Inc
(d)
51,012 158,137
$ 305,528
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 7.98%
Aon PLC 726,283 $ 125,407
Arch Capital Group Ltd
(d)
8,612,627 206,962
Brown & Brown Inc 6,214,003 223,145
Fidelity National Financial Inc 7,008,612 189,583
Markel Corp
(d)
465,345 402,914
Progressive Corp/The 1,795,663 138,805
$ 1,286,816
Internet - 4.00%
VeriSign Inc
(d)
1,812,198 379,637
Wix.com Ltd
(d)
2,027,636 265,235
$ 644,872
Investment Companies - 0.26%
Brookfield Business Partners LP 470,414 14,912
Brookfield Infrastructure Corp
(d),(e)
631,642 26,441
$ 41,353
Lodging - 2.97%
Hilton Worldwide Holdings Inc 4,825,739 365,357
Hyatt Hotels Corp
(e)
2,020,020 113,646
$ 479,003
Machinery - Diversified - 0.14%
Cognex Corp 409,708 22,632
Media - 4.50%
Liberty Broadband Corp - A Shares
(d)
684,410 82,143
Liberty Broadband Corp - C Shares
(d)
2,136,760 262,138
Liberty Global PLC - A Shares
(d)
470,251 9,132
Liberty Global PLC - C Shares
(d)
3,425,750 62,726
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
513,920 15,546
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,466,056 143,762
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
1,022,267 34,461
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
3,394,459 115,649
$ 725,557
Pharmaceuticals - 0.10%
Elanco Animal Health Inc
(d)
630,330 15,575
Private Equity - 7.54%
Brookfield Asset Management Inc 21,061,945 712,315
Kennedy-Wilson Holdings Inc 5,271,674 74,594
KKR & Co Inc 11,530,996 290,697
Onex Corp 2,969,530 137,222
$ 1,214,828
Real Estate - 2.84%
Brookfield Property Partners LP 2,757,370 25,809
CBRE Group Inc
(d)
7,344,428 315,296
Howard Hughes Corp/The
(d)
2,148,720 116,375
$ 457,480
REITs - 4.35%
Equinix Inc 183,057 123,600
SBA Communications Corp 1,830,235 530,622
Vornado Realty Trust 1,052,133 46,104
$ 700,326
Retail - 10.56%
CarMax Inc
(d)
6,716,743 494,688
Dollar General Corp 550,702 96,538
Domino's Pizza Inc 804,232 291,076
O'Reilly Automotive Inc
(d)
1,220,112 471,378
Restaurant Brands International Inc 6,196,205 305,473
Ross Stores Inc 474,542 43,354
$ 1,702,507
Semiconductors - 1.52%
Microchip Technology Inc 2,788,224 244,611
Software - 11.24%
ANSYS Inc
(d)
1,229,526 321,927
Autodesk Inc
(d)
2,260,455 422,999
Black Knight Inc
(d)
6,587,535 464,882
Guidewire Software Inc
(d)
1,402,948 127,444

Schedule of Investments
MidCap Fund
April 30, 2020 (unaudited)
See accompanying notes.
226
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MSCI Inc 514,873 $ 168,363
RealPage Inc
(d)
3,314,324 213,741
Slack Technologies Inc
(d)
3,437,105 91,736
$ 1,811,092
Telecommunications - 2.00%
GCI Liberty Inc
(d)
2,439,848 148,416
Motorola Solutions Inc 1,214,236 174,619
$ 323,035
TOTAL COMMON STOCKS $ 16,082,500
Total Investments $ 16,273,142
Other Assets and Liabilities -  (0.97)% (156,514)
TOTAL NET ASSETS - 100.00% $ 16,116,628
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $177,323 or 1.10% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Financial 26.41%
Consumer, Cyclical 21.82%
Consumer, Non-cyclical 12.92%
Technology 12.76%
Industrial 12.31%
Communications 10.50%
Utilities 2.35%
Money Market Funds 1.18%
Basic Materials 0.72%
Other Assets and Liabilities
(0.97)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Everarc Holdings Ltd $ — $ 28,838 $ — $ 43,300
Principal Government Money Market Fund -
Institutional Class 0.11%
67,193 1,278,576 1,216,33 8 129,430
$ 67,193 $ 1,307,414 $ 1,216,33 8 $ 172,730
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Everarc Holdings Ltd $ — $ — $ — $ 14,46 1
Principal Government Money Market Fund -
Institutional Class 0.11% 124 — — —
$ 124 $ — $ — $ 14,46 1
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Value Fund I
April 30, 2020 (unaudited)
See accompanying notes.
227
INVESTMENT COMPANIES - 2.57% Shares Held Value (000's)
Money Market Funds - 2.56%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
3,109,812 $ 3,110
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(c)
49,284,479 49,284
$ 52,394
Principal Exchange-Traded Funds - 0.01%
Principal Shareholder Yield Index ETF
(c)
4,518 118
Principal Sustainable Momentum Index ETF
(c)
4,042 110
Principal U.S. Small-Cap Multi-Factor Index
ETF
(c)
422 11
$ 239
TOTAL INVESTMENT COMPANIES $ 52,633
COMMON STOCKS - 97.47% Shares Held Value (000's)
Advertising - 0.97%
Interpublic Group of Cos Inc/The 1,135,865 19,287
Omnicom Group Inc 8,715 497
$ 19,784
Aerospace & Defense - 0.28%
Hexcel Corp 87,734 3,034
Howmet Aerospace Inc 21,614 283
L3Harris Technologies Inc 6,134 1,188
Spirit AeroSystems Holdings Inc 1,292 29
Teledyne Technologies Inc
(d)
2,849 928
TransDigm Group Inc 539 196
$ 5,658
Agriculture - 1.72%
Archer-Daniels-Midland Co 936,729 34,790
Bunge Ltd 7,729 307
$ 35,097
Airlines - 0.69%
Alaska Air Group Inc 353,834 11,507
American Airlines Group Inc
(e)
19,826 238
Copa Holdings SA 39,023 1,725
JetBlue Airways Corp
(d)
19,873 194
United Airlines Holdings Inc
(d)
15,872 469
$ 14,133
Apparel - 0.62%
Capri Holdings Ltd
(d)
6,967 106
Carter's Inc 144,968 11,336
Columbia Sportswear Co 823 60
Hanesbrands Inc 6,783 68
PVH Corp 5,491 270
Ralph Lauren Corp 3,624 267
Skechers USA Inc
(d)
6,620 187
Tapestry Inc 20,565 306
Under Armour Inc - Class A
(d),(e)
5,649 59
Under Armour Inc - Class C
(d)
5,677 53
$ 12,712
Automobile Manufacturers - 0.15%
Cummins Inc 11,256 1,840
PACCAR Inc 18,946 1,312
$ 3,152
Automobile Parts & Equipment - 1.53%
Aptiv PLC 112,396 7,818
BorgWarner Inc 797,120 22,774
Goodyear Tire & Rubber Co/The 18,400 132
Lear Corp 5,442 531
WABCO Holdings Inc
(d)
465 62
$ 31,317
Banks - 4.85%
Associated Banc-Corp 12,531 177
Bank of Hawaii Corp 39,761 2,711
Bank OZK 9,739 220
BankUnited Inc 55,137 1,093
BOK Financial Corp 2,469 128
CIT Group Inc 7,058 134
Citizens Financial Group Inc 37,364 837
Comerica Inc 13,075 456
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Commerce Bancshares Inc/MO 5,700 $ 349
Cullen/Frost Bankers Inc 4,259 306
East West Bancorp Inc 10,973 385
Fifth Third Bancorp 58,716 1,097
First Citizens BancShares Inc/NC 555 212
First Hawaiian Inc 10,521 185
First Horizon National Corp 381,730 3,466
First Republic Bank/CA 7,773 811
FNB Corp/PA 25,252 204
Huntington Bancshares Inc/OH 86,825 802
KeyCorp 81,891 954
M&T Bank Corp 10,232 1,147
Northern Trust Corp 10,768 852
PacWest Bancorp 9,539 193
Pinnacle Financial Partners Inc 5,834 235
Popular Inc 113,207 4,369
Prosperity Bancshares Inc 396,700 23,774
Regions Financial Corp 82,491 887
Signature Bank/New York NY 3,162 339
State Street Corp 91,833 5,789
SVB Financial Group
(d)
27,444 5,301
Synovus Financial Corp 10,373 218
TCF Financial Corp 544,701 16,172
Texas Capital Bancshares Inc
(d)
3,934 109
Umpqua Holdings Corp 17,065 214
Webster Financial Corp 7,305 206
Western Alliance Bancorp 122,772 4,405
Wintrust Financial Corp 4,625 194
Zions Bancorp NA 643,326 20,335
$ 99,266
Beverages - 0.04%
Brown-Forman Corp - A Shares 214 12
Brown-Forman Corp - B Shares 635 40
Molson Coors Beverage Co 16,017 657
$ 709
Biotechnology - 0.14%
Alnylam Pharmaceuticals Inc
(d)
1,232 162
Bio-Rad Laboratories Inc
(d)
1,185 522
Bluebird Bio Inc
(d)
3,943 212
Corteva Inc 41,913 1,098
Exelixis Inc
(d)
12,654 313
Moderna Inc
(d)
1,453 67
Nektar Therapeutics
(d)
10,229 196
United Therapeutics Corp
(d)
3,096 339
$ 2,909
Building Materials - 1.55%
Eagle Materials Inc 704 43
Fortune Brands Home & Security Inc 9,175 442
Lennox International Inc 170 32
Martin Marietta Materials Inc 15,544 2,957
Masco Corp 22,790 935
MDU Resources Group Inc 262,684 5,900
Owens Corning 428,550 18,582
Vulcan Materials Co 23,991 2,710
$ 31,601
Chemicals - 2.66%
Albemarle Corp 5,887 362
Axalta Coating Systems Ltd
(d)
10,901 215
Cabot Corp 4,625 157
Celanese Corp 9,980 829
CF Industries Holdings Inc 18,032 496
Chemours Co/The 13,174 154
Eastman Chemical Co 409,496 24,779
FMC Corp 10,073 926
Huntsman Corp 73,804 1,241
International Flavors & Fragrances Inc
(e)
5,994 785
Mosaic Co/The 25,667 295
Olin Corp
(e)
12,238 163
RPM International Inc 8,740 580

Schedule of Investments
MidCap Value Fund I
April 30, 2020 (unaudited)
See accompanying notes.
228
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Univar Solutions Inc
(d)
13,491 $ 196
Valvoline Inc 332,858 5,722
Westlake Chemical Corp 403,390 17,528
$ 54,428
Commercial Services - 2.01%
ADT Inc
(e)
11,935 68
AMERCO 666 187
Aramark 13,985 382
CoreLogic Inc/United States 6,013 231
Equifax Inc 1,024 142
Graham Holdings Co 332 130
Grand Canyon Education Inc
(d)
82,145 7,066
H&R Block Inc 453,604 7,552
IHS Markit Ltd 8,074 543
Macquarie Infrastructure Corp 5,876 162
ManpowerGroup Inc 282,475 20,971
Nielsen Holdings PLC 17,394 256
Quanta Services Inc 74,431 2,706
Sabre Corp 19,093 139
Service Corp International/US 6,334 233
United Rentals Inc
(d)
2,619 337
$ 41,105
Computers - 4.11%
Amdocs Ltd 9,844 634
CACI International Inc
(d)
1,841 461
DXC Technology Co 403,245 7,311
Genpact Ltd 553,300 19,050
Hewlett Packard Enterprise Co 1,377,868 13,861
Leidos Holdings Inc 202,060 19,965
MAXIMUS Inc 320,300 21,563
Western Digital Corp 24,241 1,117
$ 83,962
Consumer Products - 1.21%
Avery Dennison Corp 215,011 23,735
Clorox Co/The 1,301 243
Kimberly-Clark Corp 4,900 679
Spectrum Brands Holdings Inc 3,375 145
$ 24,802
Cosmetics & Personal Care - 0.01%
Coty Inc 21,894 119
Distribution & Wholesale - 0.08%
Fastenal Co 3,134 114
HD Supply Holdings Inc
(d)
15,091 448
KAR Auction Services Inc 2,223 33
LKQ Corp
(d)
23,798 622
Watsco Inc 1,811 292
WESCO International Inc
(d)
3,641 94
$ 1,603
Diversified Financial Services - 1.75%
Affiliated Managers Group Inc 3,780 265
Air Lease Corp 7,529 197
Alliance Data Systems Corp 2,939 147
Ally Financial Inc 33,907 556
Ameriprise Financial Inc 8,842 1,016
BGC Partners Inc 26,053 81
Cboe Global Markets Inc 97,913 9,731
Credit Acceptance Corp
(d),(e)
120 37
Discover Financial Services 17,525 753
Eaton Vance Corp 63,274 2,322
Evercore Inc - Class A 2,175 112
Franklin Resources Inc 15,423 291
Invesco Ltd 29,159 251
Janus Henderson Group PLC 12,455 223
Jefferies Financial Group Inc 19,335 265
Lazard Ltd 5,429 149
Legg Mason Inc 6,343 316
Nasdaq Inc 6,436 706
Navient Corp 236,688 1,804
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
OneMain Holdings Inc 86,927 $ 2,104
Raymond James Financial Inc 5,356 353
Santander Consumer USA Holdings Inc
(e)
8,803 137
SEI Investments Co 3,742 191
SLM Corp 32,508 271
Synchrony Financial 240,553 4,761
T Rowe Price Group Inc 72,450 8,377
Western Union Co/The 24,287 463
$ 35,879
Electric - 4.83%
AES Corp/The 63,067 836
Alliant Energy Corp 383,098 18,599
Ameren Corp 13,678 995
Avangrid Inc 4,027 173
CenterPoint Energy Inc 48,754 830
CMS Energy Corp 15,802 902
Consolidated Edison Inc 18,592 1,465
DTE Energy Co 97,284 10,092
Edison International 28,330 1,663
Entergy Corp 16,393 1,566
Evergy Inc 19,832 1,159
Eversource Energy 18,094 1,460
FirstEnergy Corp 43,876 1,811
Hawaiian Electric Industries Inc 7,765 307
IDACORP Inc 73,229 6,721
NRG Energy Inc 329,056 11,033
OGE Energy Corp 20,882 658
PG&E Corp
(d)
57,459 611
Pinnacle West Capital Corp 6,297 485
PPL Corp 156,292 3,973
Public Service Enterprise Group Inc 41,049 2,082
Sempra Energy 21,702 2,688
Vistra Energy Corp 368,132 7,193
WEC Energy Group Inc 17,622 1,596
Xcel Energy Inc 313,492 19,926
$ 98,824
Electrical Components & Equipment - 0.16%
Acuity Brands Inc 2,278 197
AMETEK Inc 32,075 2,690
Energizer Holdings Inc
(e)
4,517 176
Littelfuse Inc 1,791 260
$ 3,323
Electronics - 4.25%
Agilent Technologies Inc 15,659 1,201
Allegion plc 2,586 260
Amphenol Corp 75,600 6,673
Arrow Electronics Inc
(d)
6,167 388
Avnet Inc 7,908 237
Coherent Inc
(d)
157,953 20,198
Flex Ltd
(d)
2,201,400 21,486
FLIR Systems Inc 9,497 412
Fortive Corp 12,876 824
Garmin Ltd 132,695 10,769
Gentex Corp 14,137 343
Hubbell Inc 121,029 15,060
Jabil Inc 173,712 4,940
National Instruments Corp 9,326 358
nVent Electric PLC 12,110 226
PerkinElmer Inc 4,815 436
Sensata Technologies Holding PLC
(d)
9,968 363
SYNNEX Corp 26,034 2,279
Trimble Inc
(d)
11,706 405
Woodward Inc 978 59
$ 86,917
Energy - Alternate Sources - 0.01%
First Solar Inc
(d)
6,408 282

Schedule of Investments
MidCap Value Fund I
April 30, 2020 (unaudited)
See accompanying notes.
229
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 0.07%
AECOM
(d)
11,269 $ 409
Fluor Corp 11,980 140
frontdoor Inc
(d)
6,357 246
Jacobs Engineering Group Inc 7,170 593
$ 1,388
Entertainment - 0.37%
Cinemark Holdings Inc 500,347 7,145
International Game Technology PLC
(e)
8,898 67
Lions Gate Entertainment Corp - A shares
(d),(e)
3,643 26
Lions Gate Entertainment Corp - B shares
(d)
8,197 55
Madison Square Garden Sports C
(d)
1,220 209
Six Flags Entertainment Corp 5,849 117
Vail Resorts Inc 241 41
$ 7,660
Environmental Control - 1.11%
Clean Harbors Inc
(d)
46,810 2,501
Pentair PLC 15,245 527
Republic Services Inc 247,819 19,415
Stericycle Inc
(d)
6,559 320
$ 22,763
Food - 4.33%
Beyond Meat Inc
(d),(e)
3,410 337
Campbell Soup Co 4,035 202
Conagra Brands Inc 39,359 1,316
Flowers Foods Inc 14,020 312
Grocery Outlet Holding Corp
(d)
3,207 107
Hain Celestial Group Inc/The
(d)
5,979 154
Hershey Co/The 1,025 136
Hormel Foods Corp 254,808 11,937
Ingredion Inc 6,715 545
JM Smucker Co/The 6,132 705
Kellogg Co 8,483 556
Kroger Co/The 686,195 21,690
Lamb Weston Holdings Inc 10,065 618
McCormick & Co Inc/MD 2,421 380
Pilgrim's Pride Corp
(d)
119,288 2,624
Post Holdings Inc
(d)
1,992 183
Seaboard Corp 20 60
Sprouts Farmers Market Inc
(d)
516,338 10,730
Sysco Corp 380,000 21,383
TreeHouse Foods Inc
(d)
3,320 172
Tyson Foods Inc 224,933 13,989
US Foods Holding Corp
(d)
15,932 342
$ 88,478
Forest Products & Paper - 0.06%
Domtar Corp 4,854 114
International Paper Co 31,916 1,093
$ 1,207
Gas - 0.31%
Atmos Energy Corp 6,749 688
National Fuel Gas Co 99,918 4,097
NiSource Inc 34,454 865
UGI Corp 22,575 681
$ 6,331
Hand & Machine Tools - 0.34%
Colfax Corp
(d)
6,854 177
Lincoln Electric Holdings Inc 389 31
Regal Beloit Corp 3,176 226
Snap-on Inc 4,843 631
Stanley Black & Decker Inc 54,008 5,951
$ 7,016
Healthcare - Products - 3.13%
Adaptive Biotechnologies Corp
(d)
1,412 45
Avantor Inc
(d)
6,792 114
Bruker Corp 50,330 1,979
Cantel Medical Corp 1,171 43
Cooper Cos Inc/The 2,358 676
DENTSPLY SIRONA Inc 19,252 817
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Envista Holdings Corp
(d)
327,850 $ 6,383
Henry Schein Inc
(d)
11,492 627
Hill-Rom Holdings Inc 162,702 18,303
Hologic Inc
(d)
2,933 147
ICU Medical Inc
(d)
962 211
Integra LifeSciences Holdings Corp
(d)
5,099 260
QIAGEN NV
(d)
344,748 14,373
STERIS PLC 70,279 10,015
West Pharmaceutical Services Inc 24,930 4,718
Zimmer Biomet Holdings Inc 44,550 5,333
$ 64,044
Healthcare - Services - 2.71%
Acadia Healthcare Co Inc
(d)
6,251 150
Catalent Inc
(d)
8,611 596
Centene Corp
(d)
8,038 535
DaVita Inc
(d)
7,949 628
Encompass Health Corp 2,715 180
IQVIA Holdings Inc
(d)
26,427 3,768
Laboratory Corp of America Holdings
(d)
7,430 1,222
MEDNAX Inc
(d)
5,879 85
Molina Healthcare Inc
(d)
113,062 18,539
Quest Diagnostics Inc 262,325 28,885
Universal Health Services Inc 6,985 738
$ 55,326
Home Builders - 0.70%
DR Horton Inc 115,204 5,440
Lennar Corp - A Shares 13,848 693
Lennar Corp - B Shares 1,220 47
PulteGroup Inc 267,207 7,554
Thor Industries Inc 3,995 264
Toll Brothers Inc 9,280 223
$ 14,221
Home Furnishings - 0.06%
Dolby Laboratories Inc 4,271 256
Leggett & Platt Inc 9,994 351
Whirlpool Corp 5,565 622
$ 1,229
Housewares - 0.13%
Newell Brands Inc 188,864 2,621
Insurance - 9.96%
Aflac Inc 469,300 17,477
Alleghany Corp 54,574 29,126
Allstate Corp/The 229,500 23,345
American Financial Group Inc/OH 306,440 20,299
American National Insurance Co 782 63
Arch Capital Group Ltd
(d)
27,436 659
Arthur J Gallagher & Co 215,896 16,948
Assurant Inc 5,330 566
Assured Guaranty Ltd 7,348 218
Athene Holding Ltd
(d)
6,647 179
Axis Capital Holdings Ltd 5,687 208
Brighthouse Financial Inc
(d)
138,998 3,573
Brown & Brown Inc 62,166 2,233
Cincinnati Financial Corp 39,566 2,604
CNA Financial Corp 2,566 81
Equitable Holdings Inc 36,066 661
Everest Re Group Ltd 109,474 18,954
Fidelity National Financial Inc 108,912 2,946
First American Financial Corp 194,158 8,954
Globe Life Inc 8,970 739
Hanover Insurance Group Inc/The 2,911 292
Hartford Financial Services Group Inc/The 29,167 1,108
Kemper Corp 43,959 2,955
Lincoln National Corp 18,829 668
Loews Corp 13,833 479
Markel Corp
(d)
6,028 5,219
Mercury General Corp 2,413 99
MGIC Investment Corp 428,059 3,129
Old Republic International Corp 850,013 13,558

Schedule of Investments
MidCap Value Fund I
April 30, 2020 (unaudited)
See accompanying notes.
230
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Primerica Inc 990 $ 103
Reinsurance Group of America Inc 6,033 631
RenaissanceRe Holdings Ltd 52,852 7,717
Unum Group 16,000 279
Voya Financial Inc 11,974 541
White Mountains Insurance Group Ltd 239 233
Willis Towers Watson PLC 7,204 1,284
WR Berkley Corp 287,275 15,513
$ 203,641
Internet - 1.56%
E*TRADE Financial Corp 471,518 19,148
Expedia Group Inc 1,056 75
F5 Networks Inc
(d)
1,582 220
IAC/interactivecorp
(d)
1,749 391
Lyft Inc
(d)
9,715 319
NortonLifeLock Inc 41,201 876
TripAdvisor Inc 730 15
VeriSign Inc
(d)
49,912 10,456
Zillow Group Inc - A Shares
(d)
4,033 176
Zillow Group Inc - C Shares
(d),(e)
6,993 307
$ 31,983
Iron & Steel - 2.15%
Nucor Corp 25,631 1,056
Reliance Steel & Aluminum Co 277,422 24,852
Steel Dynamics Inc 736,171 17,867
United States Steel Corp
(e)
14,905 114
$ 43,889
Leisure Products & Services - 0.07%
Brunswick Corp/DE 6,134 293
Harley-Davidson Inc 11,408 249
Norwegian Cruise Line Holdings Ltd
(d)
12,867 211
Polaris Inc 665 47
Royal Caribbean Cruises Ltd 14,579 682
$ 1,482
Lodging - 1.34%
Choice Hotels International Inc 1,450 109
Extended Stay America Inc 14,632 159
Hilton Grand Vacations Inc
(d)
6,287 130
Hyatt Hotels Corp 2,792 157
Las Vegas Sands Corp 201,100 9,657
Marriott International Inc/MD 175,700 15,978
MGM Resorts International 38,888 654
Wyndham Destinations Inc 7,077 181
Wyndham Hotels & Resorts Inc 4,910 185
Wynn Resorts Ltd 970 83
$ 27,293
Machinery - Construction & Mining - 0.02%
BWX Technologies Inc 1,916 102
Oshkosh Corp 5,100 344
$ 446
Machinery - Diversified - 2.06%
AGCO Corp 401,165 21,197
Crane Co 3,976 217
Curtiss-Wright Corp 78,928 8,181
Dover Corp 7,159 670
Flowserve Corp 8,125 229
Gates Industrial Corp PLC
(d)
5,222 45
GrafTech International Ltd 6,163 50
IDEX Corp 3,548 545
Ingersoll Rand Inc
(d)
14,959 435
Nordson Corp 1,254 202
Westinghouse Air Brake Technologies Corp 11,256 635
Xylem Inc/NY 134,500 9,671
$ 42,077
Media - 0.62%
Discovery Inc - A Shares
(d)
11,161 250
Discovery Inc - C Shares
(d)
28,598 584
DISH Network Corp
(d)
14,505 363
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - A Shares 25,451 $ 658
Fox Corp - B Shares 10,371 265
John Wiley & Sons Inc 3,122 117
Liberty Broadband Corp - A Shares
(d)
1,759 211
Liberty Broadband Corp - C Shares
(d)
5,889 722
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
1,779 54
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
11,023 355
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
6,039 203
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
13,524 461
Madison Square Garden Entertainment Corp
(d)
1,220 101
New York Times Co/The 7,338 238
News Corp - A Shares 27,511 273
News Corp - B Shares 8,674 89
Nexstar Media Group Inc 723 51
Sinclair Broadcast Group Inc 268 5
ViacomCBS Inc 443,132 7,648
ViacomCBS Inc
(e)
341 7
$ 12,655
Metal Fabrication & Hardware - 0.02%
Timken Co/The 5,303 199
Valmont Industries Inc 1,666 196
$ 395
Mining - 1.10%
Alcoa Corp
(d)
15,030 122
Arconic Corp
(d)
5,403 47
Freeport-McMoRan Inc 116,755 1,031
Newmont Corp 272,356 16,200
Royal Gold Inc 40,675 4,984
$ 22,384
Miscellaneous Manufacturers - 3.01%
AO Smith Corp 6,336 268
AptarGroup Inc 158,040 16,923
Carlisle Cos Inc 1,436 174
ITT Inc 60,997 3,216
Parker-Hannifin Corp 135,642 21,448
Textron Inc 741,279 19,540
Trane Technologies PLC 784 68
$ 61,637
Office & Business Equipment - 0.32%
Xerox Holdings Corp 13,919 254
Zebra Technologies Corp
(d)
27,500 6,316
$ 6,570
Oil & Gas - 2.70%
Antero Resources Corp
(d)
17,517 52
Apache Corp 26,898 352
Cabot Oil & Gas Corp 8,365 181
Centennial Resource Development Inc/DE
(d)
17,389 21
Chesapeake Energy Corp
(d),(e)
466 8
Cimarex Energy Co 454,256 11,547
Concho Resources Inc 11,171 634
Continental Resources Inc/OK
(e)
6,129 100
Devon Energy Corp 973,415 12,139
Diamondback Energy Inc 9,077 395
EQT Corp 18,192 265
Helmerich & Payne Inc 7,629 151
Hess Corp 15,097 734
HollyFrontier Corp 10,689 353
Kosmos Energy Ltd 25,884 43
Marathon Oil Corp 57,423 351
Murphy Oil Corp
(e)
10,396 123
Noble Energy Inc 33,918 333
Parsley Energy Inc 928,999 8,779
Patterson-UTI Energy Inc 13,512 50
PBF Energy Inc 8,533 97
Pioneer Natural Resources Co 8,288 740

Schedule of Investments
MidCap Value Fund I
April 30, 2020 (unaudited)
See accompanying notes.
231
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Range Resources Corp
(e)
14,840 $ 87
Transocean Ltd
(d)
41,405 53
Valero Energy Corp 275,700 17,466
WPX Energy Inc
(d)
29,607 181
$ 55,235
Oil & Gas Services - 0.10%
Apergy Corp
(d)
5,525 51
Baker Hughes Co 58,986 823
Halliburton Co 82,748 869
National Oilwell Varco Inc 27,609 349
$ 2,092
Packaging & Containers - 1.13%
Ardagh Group SA 2,615 33
Berry Global Group Inc
(d)
6,271 250
Crown Holdings Inc
(d)
5,467 352
Graphic Packaging Holding Co 22,120 295
O-I Glass Inc 13,103 108
Packaging Corp of America 191,092 18,469
Sealed Air Corp 10,765 308
Silgan Holdings Inc 5,950 205
Sonoco Products Co 46,298 2,261
Westrock Co 22,338 719
$ 23,000
Pharmaceuticals - 1.79%
Agios Pharmaceuticals Inc
(d)
3,857 159
Alkermes PLC
(d)
11,181 153
AmerisourceBergen Corp 181,200 16,246
Cardinal Health Inc 89,997 4,453
Covetrus Inc
(d)
7,211 86
Elanco Animal Health Inc
(d)
22,267 550
Herbalife Nutrition Ltd
(d)
127,115 4,748
Horizon Therapeutics Plc
(d)
15,706 566
Jazz Pharmaceuticals PLC
(d)
1,665 183
McKesson Corp 11,291 1,595
Mylan NV
(d)
44,045 739
Perrigo Co PLC 7,081 377
Premier Inc
(d)
200,923 6,663
$ 36,518
Pipelines - 0.14%
Antero Midstream Corp
(e)
17,305 82
Cheniere Energy Inc
(d)
5,539 259
Equitrans Midstream Corp
(e)
13,097 110
ONEOK Inc 15,643 468
Targa Resources Corp 16,374 212
Williams Cos Inc/The 93,189 1,805
$ 2,936
Real Estate - 0.18%
CBRE Group Inc
(d)
71,991 3,091
Howard Hughes Corp/The
(d)
2,328 126
Jones Lang LaSalle Inc 4,850 512
$ 3,729
REITs - 9.24%
AGNC Investment Corp 47,947 596
Alexandria Real Estate Equities Inc 6,772 1,064
American Campus Communities Inc 10,334 365
American Homes 4 Rent 382,190 9,226
Annaly Capital Management Inc 118,865 743
Apartment Investment and Management Co 14,423 543
Apple Hospitality REIT Inc 17,324 168
AvalonBay Communities Inc 28,401 4,628
Boston Properties Inc 36,004 3,499
Brandywine Realty Trust 160,122 1,787
Brixmor Property Group Inc 22,828 261
Camden Property Trust 5,209 459
Chimera Investment Corp 15,134 118
Colony Capital Inc 41,362 96
Columbia Property Trust Inc 113,941 1,628
Corporate Office Properties Trust 8,910 235
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Cousins Properties Inc 11,059 $ 334
CubeSmart 10,718 270
CyrusOne Inc 6,280 441
Digital Realty Trust Inc 28,916 4,323
Douglas Emmett Inc 15,501 473
Duke Realty Corp 20,518 712
Empire State Realty Trust Inc 12,724 106
EPR Properties 6,351 187
Equity Commonwealth 180,256 6,119
Equity Residential 56,402 3,669
Essex Property Trust Inc 13,593 3,318
Extra Space Storage Inc 1,339 118
Federal Realty Investment Trust 6,626 552
Gaming and Leisure Properties Inc 20,274 573
Healthcare Trust of America Inc 802,819 19,773
Healthpeak Properties Inc 108,153 2,827
Highwoods Properties Inc 730,734 28,360
Host Hotels & Resorts Inc 61,823 761
Hudson Pacific Properties Inc 11,744 289
Invitation Homes Inc 43,703 1,034
Iron Mountain Inc 22,067 534
Kilroy Realty Corp 9,128 568
Kimco Realty Corp 41,991 458
Lamar Advertising Co 389,400 22,449
Life Storage Inc 100,157 8,773
Macerich Co/The 12,698 95
Medical Properties Trust Inc 42,464 728
MFA Financial Inc 49,622 87
Mid-America Apartment Communities Inc 9,124 1,021
National Retail Properties Inc 481,913 15,730
New Residential Investment Corp 33,334 203
Omega Healthcare Investors Inc 21,066 614
Outfront Media Inc 127,829 2,005
Paramount Group Inc 348,454 3,362
Park Hotels & Resorts Inc 19,425 185
Public Storage 86,300 16,004
Rayonier Inc 9,731 234
Realty Income Corp 18,208 1,000
Regency Centers Corp 15,006 659
Retail Properties of America Inc 19,134 119
Service Properties Trust 15,358 106
SITE Centers Corp 14,225 86
SL Green Realty Corp 6,022 319
Spirit Realty Capital Inc 7,797 240
Starwood Property Trust Inc 21,404 277
STORE Capital Corp 16,268 326
Sun Communities Inc 3,840 516
Two Harbors Investment Corp 23,654 108
UDR Inc 62,141 2,328
Ventas Inc 31,528 1,020
VEREIT Inc 98,699 541
VICI Properties Inc 43,250 753
Vornado Realty Trust 16,751 734
Weingarten Realty Investors 178,397 3,245
Welltower Inc 31,780 1,628
Weyerhaeuser Co 59,947 1,311
WP Carey Inc 14,083 926
$ 188,947
Retail - 3.59%
Advance Auto Parts Inc 4,611 558
AutoNation Inc
(d)
4,283 160
AutoZone Inc
(d)
2,110 2,153
Best Buy Co Inc 44,844 3,441
CarMax Inc
(d)
4,863 358
Casey's General Stores Inc 1,527 231
Darden Restaurants Inc 350,500 25,863
Dick's Sporting Goods Inc 5,028 148
Dollar General Corp 855 150
Dollar Tree Inc
(d)
6,066 483

Schedule of Investments
MidCap Value Fund I
April 30, 2020 (unaudited)
See accompanying notes.
232
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Dunkin' Brands Group Inc 112,650 $ 7,079
Foot Locker Inc 7,923 203
Gap Inc/The 16,674 135
Genuine Parts Co 11,497 912
Kohl's Corp 11,937 220
L Brands Inc 14,588 174
Macy's Inc 24,134 142
MSC Industrial Direct Co Inc 41,068 2,449
Nu Skin Enterprises Inc 3,950 115
Penske Automotive Group Inc 2,984 107
Qurate Retail Inc
(d)
29,745 240
Tiffany & Co 6,779 858
Urban Outfitters Inc
(d)
5,540 96
Williams-Sonoma Inc 4,757 294
Yum China Holdings Inc 103,643 5,022
Yum! Brands Inc 252,600 21,832
$ 73,423
Savings & Loans - 0.03%
People's United Financial Inc 24,596 312
Sterling Bancorp/DE 16,161 199
$ 511
Semiconductors - 2.59%
Analog Devices Inc 20,928 2,294
IPG Photonics Corp
(d)
2,419 313
KLA Corp 66,300 10,879
Lam Research Corp 13,804 3,524
Marvell Technology Group Ltd 37,269 996
Maxim Integrated Products Inc 9,351 514
Microchip Technology Inc 37,775 3,314
MKS Instruments Inc 3,013 302
ON Semiconductor Corp
(d)
36,558 586
Qorvo Inc
(d)
102,699 10,068
Skyworks Solutions Inc 170,794 17,742
Teradyne Inc 38,595 2,414
$ 52,946
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 459 88
Software - 1.63%
Akamai Technologies Inc
(d)
764 75
Cerence Inc
(d)
3,541 75
Ceridian HCM Holding Inc
(d)
990 58
Change Healthcare Inc
(d)
8,069 94
Citrix Systems Inc 66,348 9,621
Jack Henry & Associates Inc 757 124
Nuance Communications Inc
(d)
1,098,353 22,186
SolarWinds Corp
(d)
3,112 53
SS&C Technologies Holdings Inc 1,194 66
Take-Two Interactive Software Inc
(d)
5,030 609
Zynga Inc
(d)
59,815 451
$ 33,412
Telecommunications - 1.47%
CenturyLink Inc 86,407 918
Ciena Corp
(d)
137,695 6,368
CommScope Holding Co Inc
(d)
15,161 167
Corning Inc 42,996 946
EchoStar Corp
(d)
4,164 131
GCI Liberty Inc
(d)
5,486 334
Juniper Networks Inc 30,311 655
LogMeIn Inc 3,658 313
Motorola Solutions Inc 136,341 19,607
Telephone and Data Systems Inc 7,165 140
T-Mobile US Inc
(d)
3,243 285
United States Cellular Corp
(d)
1,089 35
ViaSat Inc
(d)
4,347 184
$ 30,083
Textiles - 0.59%
Mohawk Industries Inc
(d)
137,183 12,034
COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0.00%
Mattel Inc
(d)
8,628 $ 75
Transportation - 2.69%
CH Robinson Worldwide Inc 1,828 130
Expeditors International of Washington Inc 2,773 199
JB Hunt Transport Services Inc 202,803 20,507
Kansas City Southern 7,561 987
Kirby Corp
(d)
4,531 242
Knight-Swift Transportation Holdings Inc 99,072 3,684
Landstar System Inc 275,470 28,459
Old Dominion Freight Line Inc 3,135 455
Schneider National Inc 4,616 101
XPO Logistics Inc
(d)
2,142 143
$ 54,907
Water - 0.43%
American Water Works Co Inc 67,847 8,257
Essential Utilities Inc 12,119 506
$ 8,763
TOTAL COMMON STOCKS $ 1,993,017
Total Investments $ 2,045,650
Other Assets and Liabilities -  (0.04)% (822)
TOTAL NET ASSETS - 100.00% $ 2,044,828
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,110 or
0.15% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Financial 26.01%
Consumer, Non-cyclical 17.09%
Industrial 16.69%
Consumer, Cyclical 9.92%
Technology 8.65%
Basic Materials 5.97%
Utilities 5.57%
Communications 4.62%
Energy 2.95%
Money Market Funds 2.56%
Domestic Equity Funds 0.01%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Value Fund I
April 30, 2020 (unaudited)
See accompanying notes.
233
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 87,362 $ 462,786 $ 500,864 $ 49,284
Principal Shareholder Yield Index ETF 170 — 1 5 118
Principal Sustainable Momentum Index ETF 144 — 23 110
Principal U.S. Small-Cap Multi-Factor Index ETF 13 — — 11
$ 87,689 $ 462,786 $ 500,90 2 $ 49,523
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 323 $ — $ — $ —
Principal Shareholder Yield Index ETF 2 (7) — (30)
Principal Sustainable Momentum Index ETF 1 (6) — (5)
Principal U.S. Small-Cap Multi-Factor Index ETF — — — (2)
$ 326 $ (13) $ — $ (37)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2020 Long 178 $ 29,215 $ 2,330
Total $ 2,330
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
April 30, 2020 (unaudited)
See accompanying notes.
234
INVESTMENT COMPANIES - 5.13% Shares Held Value (000's)
Money Market Funds - 5.13%
DWS Government Money Market Series 0.19%
(a)
12,515,000 $ 12,515
Goldman Sachs Financial Square Government
Fund 0.23%
(a)
12,450,000 12,450
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio 0.13%
(a)
5,430,000 5,430
STIT - Government & Agency Portfolio 0.19%
(a)
8,140,000 8,140
$ 38,535
TOTAL INVESTMENT COMPANIES $ 38,535
BONDS - 5.69%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 2.09%
AmeriCredit Automobile Receivables Trust
2020-1
1.21%, 03/18/2021 $ 2,449 $ 2,449
ARI Fleet Lease Trust 2019-A
2.45%, 06/15/2020
(b)
52 53
Drive Auto Receivables Trust 2020-1
1.74%, 01/15/2021 801 801
Enterprise Fleet Financing 2019-2 LLC
2.27%, 08/20/2020
(b)
175 175
Enterprise Fleet Financing 2020-1 LLC
1.69%, 02/22/2021
(b)
1,474 1,474
Ford Credit Auto Lease Trust 2020-A
1.73%, 02/15/2021 1,906 1,906
GM Financial Consumer Automobile Receivables
Trust 2020-2
1.26%, 04/16/2021 2,000 2,000
Hyundai Auto Receivables Trust 2020-A
1.20%, 05/17/2021 2,000 2,000
Tesla Auto Lease Trust 2019-A
2.01%, 12/18/2020
(b)
916 916
Toyota Auto Receivables 2020-B Owner Trust
1.14%, 05/17/2021 3,500 3,500
World Omni Auto Receivables Trust 2019-C
1.90%, 11/16/2020 483 483
$ 15,757
Diversified Financial Services - 1.13%
Corporate Finance Managers Inc (credit support
from Wells Fargo)
0.60%, 05/07/2020
(c)
500 500
New York Life
1.76%, 07/21/2020 8,000 8,000
$ 8,500
Insurance - 1.20%
MetLife
1.74%, 08/17/2020 9,000 9,000
Other Asset Backed Securities - 1.27%
CNH Equipment Trust 2019-C
1.99%, 11/16/2020 930 930
Dell Equipment Finance Trust 2019-2
2.01%, 10/22/2020
(b)
626 626
GreatAmerica Leasing Receivables Funding LLC
Series 2020-1
1.69%, 02/15/2021
(b)
1,832 1,832
HPEFS Equipment Trust 2019-1
2.15%, 10/09/2020
(b)
144 144
HPEFS Equipment Trust 2020-1
1.68%, 03/09/2021
(b)
2,361 2,361
John Deere Owner Trust 2020
1.10%, 03/15/2021 3,323 3,323
Transportation Finance Equipment Trust 2019-1
2.00%, 10/23/2020
(b)
310 310
$ 9,526
TOTAL BONDS $ 42,783
MUNICIPAL BONDS - 2.21%
Principal
Amount (000's) Value (000's)
Colorado - 0.67%
Colorado Housing & Finance Authority (credit
support from Federal Home Loan Bank )
0.80%, 05/07/2020
(c),(d)
$ 4,815 $ 4,815
County of Kit Carson CO (credit support from
Wells Fargo )
1.10%, 05/07/2020
(c),(d)
200 200
$ 5,015
Maryland - 0.93%
City of Baltimore MD (credit support from State
Street Bank )
0.20%, 05/07/2020
(c),(d)
7,015 7,015
New York - 0.33%
New York State Housing Finance Agency (credit
support from JPMorgan Chase & Co )
0.25%, 05/07/2020
(c),(d)
2,500 2,500
Texas - 0.28%
South Central Texas Industrial Development
Corp (credit support from JPMorgan Chase &
Co )
0.60%, 05/01/2020
(c),(d)
2,100 2,100
TOTAL MUNICIPAL BONDS $ 16,630
COMMERCIAL PAPER - 82.99%
Principal
Amount (000's) Value (000's)
Agriculture - 5.06%
Archer-Daniels-Midland Co
2.00%, 05/06/2020
(b)
$ 5,000 $ 4,998
Cargill Inc
0.04%, 05/01/2020
(b)
14,000 14,000
1.40%, 07/06/2020
(b)
4,000 3,990
Philip Morris International Inc
0.04%, 05/01/2020
(b)
15,000 15,000
$ 37,988
Banks - 27.78%
Bank of Nova Scotia/The
0.75%, 07/17/2020
(b),(e)
4,000 3,994
Barclays Bank Plc
0.93%, 06/22/2020
(e)
5,000 4,993
1.00%, 05/19/2020
(e)
5,000 4,997
1.60%, 05/18/2020
(e)
5,000 4,996
BNP Paribas SA
0.04%, 05/01/2020
(e)
14,000 14,000
CAFCO LLC
1.25%, 07/07/2020
(b)
1,500 1,497
1.50%, 07/01/2020
(b)
5,000 4,987
Credit Suisse AG/New York NY
1.16%, 08/18/2020 5,000 4,982
1.17%, 07/13/2020 5,000 4,988
1.18%, 07/14/2020 5,000 4,988
DBS Bank Ltd
1.30%, 06/05/2020
(b),(e)
4,000 3,995
1.35%, 05/11/2020
(b),(e)
3,000 2,999
DNB Bank ASA
0.06%, 05/04/2020
(b),(e)
1,480 1,480
0.35%, 05/11/2020
(b),(e)
5,000 5,000
HSBC USA Inc
1.01%, 08/03/2020
(b)
5,000 4,987
ING US Funding LLC (credit support from ING
Bank )
0.65%, 08/25/2020
(b),(d)
5,000 4,990
1.06%, 07/15/2020
(d)
4,500 4,490
1.27%, 07/10/2020
(d)
2,380 2,374
1.33%, 07/02/2020
(d)
1,080 1,078
Manhattan Asset Funding Co LLC
0.27%, 06/09/2020
(b)
4,000 3,999
1.00%, 05/27/2020
(b)
5,000 4,996
1.00%, 06/17/2020
(b)
5,000 4,993
1.30%, 05/14/2020
(b)
5,000 4,998

Schedule of Investments
Money Market Fund
April 30, 2020 (unaudited)
See accompanying notes.
235
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Trust & Banking Corp/NY
0.95%, 07/17/2020
(b)
$ 1,230 $ 1,227
1.26%, 07/08/2020
(b)
5,000 4,988
Mizuho Bank Ltd/New York NY
0.32%, 06/29/2020
(b)
4,000 3,998
0.32%, 08/12/2020
(b)
5,000 4,995
0.47%, 06/23/2020
(b)
5,000 4,997
MUFG Bank Ltd/New York NY
0.47%, 06/26/2020 4,000 3,997
0.57%, 05/28/2020 4,000 3,998
National Australia Bank Ltd (credit support from
National Australia Funding Delaware Inc )
2.00%, 05/01/2020
(b),(d),(e)
5,000 5,000
National Bank of Canada
1.54%, 06/04/2020
(b),(e)
5,000 4,993
Natixis SA/New York NY
0.04%, 05/04/2020 3,500 3,500
Oversea-Chinese Banking Corp Ltd
0.45%, 06/25/2020
(b),(e)
5,000 4,997
1.50%, 05/12/2020
(b),(e)
3,500 3,498
1.50%, 06/12/2020
(b),(e)
1,200 1,198
1.50%, 07/01/2020
(b),(e)
5,000 4,987
Royal Bank of Canada
1.45%, 07/02/2020
(e)
5,000 4,988
2.06%, 06/29/2020
(e)
5,000 4,983
Sheffield Receivables Co LLC
1.50%, 05/01/2020
(b)
8,000 8,000
1.50%, 07/01/2020
(b)
5,000 4,987
Skandinaviska Enskilda Banken AB
1.35%, 07/21/2020
(b),(e)
5,000 4,985
1.75%, 06/01/2020
(b),(e)
5,000 4,992
Sumitomo Mitsui Banking Corp
0.48%, 06/22/2020
(b),(e)
4,800 4,797
0.48%, 07/21/2020
(b),(e)
4,860 4,855
0.53%, 06/24/2020
(b),(e)
5,000 4,996
$ 208,757
Beverages - 3.25%
Brown-Forman Corp
0.60%, 06/22/2020
(b)
490 489
1.15%, 06/16/2020
(b)
5,000 4,992
1.25%, 06/12/2020
(b)
5,000 4,993
1.75%, 06/03/2020
(b)
5,000 4,992
Coca-Cola Co/The
2.05%, 06/11/2020
(b)
4,000 3,991
PepsiCo Inc
2.05%, 06/23/2020
(b)
5,000 4,985
$ 24,442
Chemicals - 1.33%
BASF SE
0.75%, 05/22/2020
(b)
5,000 4,998
1.15%, 05/15/2020
(b)
4,000 3,998
1.25%, 06/29/2020
(b)
960 958
$ 9,954
Computers - 0.66%
International Business Machines Corp
1.30%, 06/15/2020
(b)
5,000 4,992
Cosmetics & Personal Care - 0.80%
Procter & Gamble Co/The
1.10%, 07/13/2020
(b)
6,000 5,987
Diversified Financial Services - 16.99%
Anglesea Funding LLC
0.12%, 05/04/2020
(b)
3,000 3,000
0.70%, 06/01/2020
(b)
4,100 4,098
Citigroup Global Markets Inc
1.35%, 08/03/2020
(b)
3,330 3,318
1.75%, 05/26/2020
(b)
4,500 4,495
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
CRC Funding LLC
0.30%, 05/26/2020
(b)
$ 5,000 $ 4,999
1.30%, 06/11/2020
(b)
2,700 2,696
2.50%, 05/04/2020
(b)
3,500 3,499
DCAT LLC
0.20%, 05/06/2020 5,000 5,000
0.20%, 05/07/2020 6,000 6,000
0.30%, 05/13/2020 6,260 6,259
Gotham Funding Corp
0.15%, 06/08/2020
(b)
5,000 4,994
0.30%, 06/19/2020
(b)
3,500 3,499
1.10%, 06/09/2020
(b)
5,000 4,994
1.35%, 05/04/2020
(b)
5,000 4,999
Intercontinental Exchange Inc
0.40%, 05/07/2020
(b)
10,000 9,999
0.50%, 06/05/2020
(b)
3,000 2,999
0.70%, 05/06/2020
(b)
5,000 5,000
JP Morgan Securities LLC
1.00%, 06/05/2020 5,000 4,995
1.50%, 05/29/2020 5,000 4,994
Liberty Street Funding LLC
1.20%, 07/09/2020
(b)
880 878
1.25%, 07/08/2020
(b)
5,000 4,988
2.25%, 05/20/2020
(b)
5,000 4,994
Longship Funding LLC
0.08%, 05/12/2020
(b)
4,000 4,000
0.10%, 05/05/2020
(b)
6,000 6,000
0.16%, 05/13/2020
(b)
3,500 3,500
Nieuw Amsterdam Receivables Corp
1.70%, 06/10/2020
(b)
5,000 4,991
2.50%, 05/04/2020
(b)
3,450 3,449
Ontario Teachers' Finance Trust (credit support
from Ontario Teachers Pension Plan Board )
1.66%, 05/13/2020
(b),(d)
3,000 2,998
Thunder Bay Funding LLC
1.24%, 06/25/2020
(b)
1,440 1,437
1.50%, 06/03/2020
(b)
600 599
$ 127,671
Electric - 0.87%
Engie SA
0.85%, 05/20/2020
(b)
3,500 3,499
1.72%, 05/13/2020
(b)
3,000 2,998
$ 6,497
Electrical Components & Equipment - 1.99%
Emerson Electric Co
1.12%, 07/20/2020
(b)
5,000 4,987
2.17%, 05/08/2020
(b)
5,000 4,998
2.17%, 05/21/2020
(b)
5,000 4,994
$ 14,979
Gas - 1.86%
ONE Gas Inc
1.30%, 05/05/2020
(b)
9,000 8,998
1.95%, 05/07/2020
(b)
5,000 4,999
$ 13,997
Healthcare - Services - 2.39%
UnitedHealth Group Inc
1.00%, 05/18/2020
(b)
4,000 3,998
1.05%, 05/14/2020
(b)
4,000 3,998
1.10%, 05/15/2020
(b)
4,000 3,998
1.20%, 05/08/2020
(b)
6,000 5,999
$ 17,993
Holding Companies - Diversified - 2.39%
Koch Industries Inc
0.50%, 06/18/2020 4,000 3,997
1.28%, 06/02/2020 4,000 3,996
1.75%, 05/18/2020 5,000 4,996
2.05%, 05/01/2020 5,000 5,000
$ 17,989

Schedule of Investments
Money Market Fund
April 30, 2020 (unaudited)
See accompanying notes.
236
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 2.60%
Nationwide Life Insurance Co
0.65%, 05/15/2020
(b)
$ 4,500 $ 4,499
Prudential Financial Inc
0.45%, 05/04/2020
(b)
5,000 5,000
0.45%, 05/05/2020
(b)
6,000 5,999
0.45%, 05/07/2020
(b)
4,000 4,000
$ 19,498
Machinery - Construction & Mining - 0.64%
Caterpillar Financial Services Corp (credit
support from Caterpillar Inc )
0.60%, 05/26/2020
(d)
2,840 2,839
0.80%, 05/12/2020
(d)
2,000 1,999
$ 4,838
Machinery - Diversified - 2.48%
Deere & Co
1.07%, 06/01/2020
(b)
2,600 2,598
John Deere Capital Corp
0.65%, 07/09/2020
(b)
5,000 4,994
1.35%, 06/26/2020
(b)
1,050 1,048
1.65%, 06/08/2020
(b)
5,000 4,991
1.80%, 06/04/2020
(b)
5,000 4,991
$ 18,622
Media - 0.89%
Walt Disney Co/The (credit support from TWDC
Enteprises )
1.25%, 06/11/2020
(b),(d)
3,700 3,695
1.35%, 05/22/2020
(b),(d)
3,000 2,997
$ 6,692
Oil & Gas - 5.51%
Chevron Corp
1.05%, 07/16/2020
(b)
5,000 4,989
1.10%, 07/10/2020
(b)
5,000 4,989
1.25%, 07/09/2020
(b)
5,000 4,988
Exxon Mobil Corp
0.94%, 07/10/2020 5,000 4,991
0.98%, 09/17/2020 4,000 3,985
0.99%, 07/07/2020 4,000 3,993
2.00%, 05/06/2020 5,000 4,998
Total Capital Canada Ltd (credit support from
Total SA )
0.67%, 05/22/2020
(b),(d)
3,450 3,449
Total Capital SA (credit support from Total SA )
0.03%, 05/01/2020
(b),(d)
5,000 5,000
$ 41,382
Oil & Gas Services - 0.60%
Schlumberger Investment SA
1.30%, 05/12/2020
(b)
4,000 3,998
1.60%, 05/11/2020
(b)
500 500
$ 4,498
Pharmaceuticals - 3.68%
Merck & Co Inc
0.25%, 08/13/2020
(b)
4,000 3,997
1.85%, 05/01/2020
(b)
5,000 5,000
Novartis Finance Corp (credit support from
Novartis AG )
1.00%, 05/22/2020
(b),(d)
5,000 4,997
1.15%, 05/19/2020
(b),(d)
5,000 4,997
1.58%, 05/11/2020
(b),(d)
3,700 3,699
1.75%, 06/02/2020
(b),(d)
5,000 4,992
$ 27,682
Telecommunications - 0.15%
Telstra Corp Ltd
1.00%, 05/05/2020
(b)
1,100 1,100
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Water - 1.07%
American Water Capital Corp (credit support
from American Water Works )
0.35%, 05/06/2020
(b),(d)
$ 5,000 $ 5,000
0.60%, 05/05/2020
(b),(d)
3,000 3,000
$ 8,000
TOTAL COMMERCIAL PAPER $ 623,558
REPURCHASE AGREEMENTS - 4.26%
Maturity
Amount (000's) Value (000's)
Banks - 4.26%
Barclays Capital Inc Repurchase Agreement;
0.02% traded 04/30/2020 maturing
05/01/2020 (collateralized by US Government
Securities; $16,320,000; 0.00%; dated
02/15/2040-05/15/2045)
$ 16,000 $ 16,000
Merrill Lynch Repurchase Agreement; 0.03%
traded 04/30/2020 maturing 05/01/2020
(collateralized by US Government Security;
$16,320,033; 0.24%; dated 01/31/2021)
16,000 16,000
$ 32,000
TOTAL REPURCHASE AGREEMENTS $ 32,000
Total Investments $ 753,506
Other Assets and Liabilities -  (0.28)% (2,105)
TOTAL NET ASSETS - 100.00% $ 751,401
(a) Current yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $490,055 or 65.22% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Security issued by foreign bank and denominated in USD.
Portfolio Summary  (unaudited)
Sector Percent
Financial 53.76%
Consumer, Non-cyclical 15.18%
Energy 6.11%
Industrial 5.11%
Utilities 3.80%
Asset Backed Securities 3.56%
Money Market Funds 3.46%
Diversified 2.39%
Insured 2.21%
Government 1.67%
Basic Materials 1.33%
Communications 1.04%
Technology 0.66%
Other Assets and Liabilities
(0.28)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2020 (unaudited)
See accompanying notes.
237
INVESTMENT COMPANIES - 1.14% Shares Held Value (000's)
Money Market Funds - 1.14%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
5 $ —
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(c)
17,975,415 17,975
$ 17,975
TOTAL INVESTMENT COMPANIES $ 17,975
COMMON STOCKS - 98.79% Shares Held Value (000's)
Aerospace & Defense - 1.79%
Northrop Grumman Corp 54,047 17,872
Teledyne Technologies Inc
( d)
32,167 10,476
$ 28,348
Apparel - 1.95%
Deckers Outdoor Corp
( d)
134,090 19,947
NIKE Inc 125,491 10,941
$ 30,888
Automobile Manufacturers - 0.85%
PACCAR Inc 193,357 13,386
Banks - 4.31%
JPMorgan Chase & Co 480,963 46,057
PNC Financial Services Group Inc/The 179,109 19,106
US Bancorp 80,671 2,944
$ 68,107
Beverages - 2.47%
Keurig Dr Pepper Inc 227,257 6,013
PepsiCo Inc 250,403 33,126
$ 39,139
Chemicals - 1.06%
FMC Corp 181,960 16,722
Commercial Services - 0.52%
PayPal Holdings Inc
( d)
67,208 8,267
Computers - 4.75%
Apple Inc 255,775 75,147
Consumer Products - 1.26%
Church & Dwight Co Inc 284,390 19,904
Diversified Financial Services - 5.36%
Ameriprise Financial Inc 103,193 11,861
Charles Schwab Corp/The 641,091 24,182
Discover Financial Services 249,448 10,719
Nasdaq Inc 90,594 9,935
Visa Inc 157,396 28,130
$ 84,827
Electric - 3.85%
NextEra Energy Inc 137,038 31,672
Xcel Energy Inc 458,596 29,149
$ 60,821
Electronics - 2.17%
Honeywell International Inc 169,658 24,075
Roper Technologies Inc 30,013 10,235
$ 34,310
Environmental Control - 0.96%
Republic Services Inc 173,962 13,628
Waste Connections Inc 18,146 1,559
$ 15,187
Food - 1.32%
McCormick & Co Inc/MD 88,087 13,815
Tyson Foods Inc 113,743 7,074
$ 20,889
Hand & Machine Tools - 0.17%
Snap-on Inc 20,371 2,654
Healthcare - Products - 5.22%
Abbott Laboratories 171,097 15,756
Edwards Lifesciences Corp
( d)
31,902 6,939
Medtronic PLC 230,690 22,522
Thermo Fisher Scientific Inc 78,317 26,211
Varian Medical Systems Inc
( d)
96,847 11,078
$ 82,506
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 2.06%
UnitedHealth Group Inc 71,521 $ 20,918
Universal Health Services Inc 109,777 11,602
$ 32,520
Insurance - 2.93%
Chubb Ltd 120,047 12,966
Fidelity National Financial Inc 272,382 7,368
Marsh & McLennan Cos Inc 211,838 20,618
Progressive Corp/The 68,754 5,315
$ 46,267
Internet - 9.32%
Alphabet Inc - A Shares
( d)
35,768 48,169
Amazon.com Inc
( d)
27,647 68,399
Facebook Inc
( d)
123,214 25,223
Netflix Inc
( d)
13,482 5,660
$ 147,451
Machinery - Diversified - 0.86%
Deere & Co 93,726 13,596
Media - 1.88%
Comcast Corp - Class A 445,585 16,767
Nexstar Media Group Inc 25,522 1,788
Walt Disney Co/The 104,129 11,261
$ 29,816
Miscellaneous Manufacturers - 0.34%
3M Co 35,267 5,358
Oil & Gas - 2.32%
Chevron Corp 178,235 16,398
Royal Dutch Shell PLC - B shares ADR 303,917 9,716
Valero Energy Corp 167,443 10,607
$ 36,721
Packaging & Containers - 0.98%
Ball Corp 236,577 15,517
Pharmaceuticals - 8.11%
Becton Dickinson and Co 103,094 26,034
Bristol-Myers Squibb Co 343,829 20,908
DexCom Inc
( d)
14,584 4,889
Johnson & Johnson 142,460 21,375
Merck & Co Inc 412,328 32,714
Pfizer Inc 584,770 22,432
$ 128,352
REITs - 3.66%
Alexandria Real Estate Equities Inc 195,243 30,671
American Tower Corp 15,383 3,661
Extra Space Storage Inc 161,735 14,271
Prologis Inc 104,504 9,325
$ 57,928
Retail - 5.61%
Costco Wholesale Corp 77,675 23,536
Home Depot Inc/The 129,124 28,385
Lululemon Athletica Inc
( d)
72,596 16,224
Starbucks Corp 104,084 7,986
Target Corp 114,635 12,580
$ 88,711
Semiconductors - 4.58%
Broadcom Inc 56,325 15,299
Lam Research Corp 54,273 13,855
Microchip Technology Inc 143,094 12,553
NVIDIA Corp 37,057 10,831
Taiwan Semiconductor Manufacturing Co Ltd
ADR
374,718 19,909
$ 72,447
Software - 11.74%
Adobe Inc
( d)
93,634 33,113
Fair Isaac Corp
( d)
56,979 20,110
Fidelity National Information Services Inc 197,930 26,105
Microsoft Corp 468,300 83,924
salesforce.com Inc
( d)
43,828 7,098
ServiceNow Inc
( d)
43,548 15,309
$ 185,659

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2020 (unaudited)
See accompanying notes.
238
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 4.40%
Cisco Systems Inc 391,690 $ 16,600
T-Mobile US Inc
( d)
266,540 23,402
Verizon Communications Inc 516,387 29,666
$ 69,668
Toys, Games & Hobbies - 0.50%
Hasbro Inc 109,717 7,923
Transportation - 1.49%
Expeditors International of Washington Inc 152,697 10,934
Union Pacific Corp 79,504 12,704
$ 23,638
TOTAL COMMON STOCKS $ 1,562,674
Total Investments $ 1,580,649
Other Assets and Liabilities -  0.07% 1,129
TOTAL NET ASSETS - 100.00% $ 1,581,778
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Technology 21.07%
Consumer, Non-cyclical 20.96%
Financial 16.26%
Communications 15.60%
Consumer, Cyclical 8.91%
Industrial 8.76%
Utilities 3.85%
Energy 2.32%
Money Market Funds 1.14%
Basic Materials 1.06%
Other Assets and Liabilities
0.07%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 48,465 $ 224,917 $ 255,407 $ 17,975
$ 48,465 $ 224,917 $ 255,407 $ 17,975
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 227 $ — $ — $ —
$ 227 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Real Estate Securities Fund
April 30, 2020 (unaudited)
See accompanying notes.
239
INVESTMENT COMPANIES - 2.25% Shares Held Value (000's)
Money Market Funds - 2.25%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
99,252,376 $ 99,252
TOTAL INVESTMENT COMPANIES $ 99,252
COMMON STOCKS - 98.15% Shares Held Value (000's)
Lodging - 1.16%
Choice Hotels International Inc 269,450 20,223
Hilton Worldwide Holdings Inc 411,981 31,191
$ 51,414
REITs - 96.99%
Alexandria Real Estate Equities Inc 1,315,791 206,698
American Assets Trust Inc 559,201 15,837
American Homes 4 Rent 6,875,643 165,978
American Tower Corp 611,221 145,471
Americold Realty Trust 56,361 1,724
Apartment Investment and Management Co 2,630,543 99,093
AvalonBay Communities Inc 1,665,327 271,365
Boston Properties Inc 845,478 82,164
Brandywine Realty Trust 2,530,887 28,245
CoreSite Realty Corp 568,900 68,945
Cousins Properties Inc 2,812,119 84,842
CubeSmart 2,430,134 61,239
CyrusOne Inc 1,031,411 72,353
Digital Realty Trust Inc 400,213 59,828
Duke Realty Corp 2,217,344 76,942
EPR Properties 658,152 19,363
Equinix Inc 650,624 439,301
Equity LifeStyle Properties Inc 1,571,796 94,795
Equity Residential 618,659 40,250
Essential Properties Realty Trust Inc 3,832,539 56,300
Essex Property Trust Inc 790,432 192,944
Extra Space Storage Inc 1,186,643 104,709
First Industrial Realty Trust Inc 1,556,674 58,796
Healthcare Realty Trust Inc 1,324,090 38,915
Healthcare Trust of America Inc 5,595,291 137,812
Healthpeak Properties Inc 3,126,133 81,717
Invitation Homes Inc 9,603,995 227,134
Kilroy Realty Corp 932,004 58,027
Park Hotels & Resorts Inc 2,556,103 24,308
Prologis Inc 5,219,887 465,770
Public Storage 263,875 48,936
Regency Centers Corp 1,683,959 73,943
Sabra Health Care REIT Inc 2,788,120 35,744
Saul Centers Inc 460,406 15,018
Simon Property Group Inc 705,400 47,100
STORE Capital Corp 5,160,258 103,566
Sun Communities Inc 1,092,731 146,863
Taubman Centers Inc 181,065 7,804
Terreno Realty Corp 1,850,208 101,428
VICI Properties Inc 3,395,476 59,149
Welltower Inc 2,712,592 138,966
Weyerhaeuser Co 1,159,185 25,351
$ 4,284,733
TOTAL COMMON STOCKS $ 4,336,147
Total Investments $ 4,435,399
Other Assets and Liabilities -  (0.40)% (17,614)
TOTAL NET ASSETS - 100.00% $ 4,417,785
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 96.99%
Money Market Funds 2.25%
Consumer, Cyclical 1.16%
Other Assets and Liabilities
(0.40)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Fund
April 30, 2020 (unaudited)
See accompanying notes.
240
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 98,955 $ 622,765 $ 622,468 $ 99,252
$ 98,955 $ 622,765 $ 622,468 $ 99,252
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 555 $ — $ — $ —
$ 555 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
241
INVESTMENT COMPANIES - 4.63% Shares Held Value (000's)
Money Market Funds - 4.63%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
2,243,157 $ 2,244
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
242,383,351 242,383
$ 244,627
TOTAL INVESTMENT COMPANIES $ 244,627
BONDS - 91.04%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.66%
General Dynamics Corp
2.88%, 05/11/2020 $ 6,800 $ 6,803
3.00%, 05/11/2021 9,750 9,949
3.25%, 04/01/2025 5,400 5,893
Northrop Grumman Corp
2.08%, 10/15/2020 4,850 4,876
Rockwell Collins Inc
3.20%, 03/15/2024 6,750 7,163
$ 34,684
Agriculture - 0.19%
Cargill Inc
1.38%, 07/23/2023
(d)
9,800 9,850
Airlines - 0.21%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 9,278 8,220
Delta Air Lines 2012-1 Class A Pass Through
Trust
4.75%, 11/07/2021 2,790 2,788
$ 11,008
Automobile Asset Backed Securities - 6.58%
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021 5,979 5,980
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 6,993 7,035
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 6,800 6,867
Americredit Automobile Receivables Trust 2018-3
3.11%, 01/18/2022 1,675 1,678
Americredit Automobile Receivables Trust 2019-1
2.93%, 06/20/2022 4,623 4,638
2.97%, 11/20/2023 7,300 7,392
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 14,600 14,718
2.43%, 09/19/2022 6,759 6,780
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01/18/2023 9,609 9,634
AmeriCredit Automobile Receivables Trust
2020-1
1.10%, 03/20/2023 8,900 8,854
Bank of The West Auto Trust 2019-1
2.40%, 10/17/2022
(d)
5,358 5,384
Capital Auto Receivables Asset Trust 2018-2
3.27%, 06/20/2023
(d)
9,559 9,616
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022
(d)
880 881
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022
(d)
2,028 2,037
CPS Auto Receivables Trust 2019-B
2.89%, 05/16/2022
(d)
3,024 3,028
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022
(d)
5,459 5,486
CPS Auto Receivables Trust 2019-D
2.17%, 12/15/2022
(d)
7,459 7,450
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023
(d)
9,984 9,941
Ford Credit Auto Owner Trust 2015-REV2
2.44%, 01/15/2027
(d)
12,327 12,317
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(d)
$ 14,000 $ 13,953
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(d)
11,500 11,592
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
14,600 15,008
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
11,700 12,174
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031
(d)
13,000 12,670
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(d)
16,000 16,011
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
16,750 17,309
Santander Drive Auto Receivables Trust 2019-2
2.63%, 07/15/2022 4,559 4,563
Santander Drive Auto Receivables Trust 2019-3
2.28%, 02/15/2022 9,190 9,199
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06/15/2022
(d)
1,967 1,965
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
17,000 17,563
Westlake Automobile Receivables Trust 2018-2
3.20%, 01/16/2024
(d)
5,031 5,039
Westlake Automobile Receivables Trust 2018-3
2.98%, 01/18/2022
(d)
1,783 1,785
3.32%, 10/16/2023
(d)
10,700 10,748
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022
(d)
4,954 4,970
3.26%, 10/17/2022
(d)
13,150 13,223
Westlake Automobile Receivables Trust 2019-2
2.57%, 02/15/2023
(d)
8,656 8,671
2.62%, 07/15/2024
(d)
8,800 8,740
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023
(d)
13,750 13,797
World Omni Select Auto Trust 2018-1
3.24%, 04/15/2022
(d)
579 580
World Omni Select Auto Trust 2019-A
2.06%, 08/15/2023 18,451 18,524
$ 347,800
Automobile Floor Plan Asset Backed Securities - 1.45%
Ally Master Owner Trust
2.70%, 01/17/2023 14,250 14,181
3.29%, 05/15/2023 19,500 19,497
Ford Credit Floorplan Master Owner Trust A
1.21%, 10/15/2023 8,750 8,438
1.00 x 1 Month USD LIBOR + 0.40%
Navistar Financial Dealer Note Master Owner
Trust II
1.12%, 09/25/2023
(d)
11,500 11,252
1.00 x 1 Month USD LIBOR + 0.63%
Volvo Financial Equipment Master Owner Trust
1.31%, 11/15/2022
(d)
8,750 8,534
1.00 x 1 Month USD LIBOR + 0.50%
1.33%, 07/17/2023
(d)
14,600 14,610
1.00 x 1 Month USD LIBOR + 0.52%
$ 76,512
Automobile Manufacturers - 0.63%
Ford Motor Credit Co LLC
2.64%, 03/28/2022 5,000 4,419
3 Month USD LIBOR + 1.27%
General Motors Financial Co Inc
2.17%, 04/09/2021 9,700 9,319
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
3.10%, 05/10/2021 9,750 9,974

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
242
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp
2.60%, 01/11/2022 $ 9,600 $ 9,812
$ 33,524
Banks - 19.49%
Bank of America Corp
2.30%, 01/20/2023 28,400 28,302
3 Month USD LIBOR + 1.16%
2.50%, 10/21/2022 12,000 12,227
2.63%, 10/19/2020 15,750 15,857
3.00%, 12/20/2023
(e)
10,347 10,693
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 24,500 26,509
Bank of New York Mellon Corp/The
1.81%, 10/30/2023 24,500 24,349
3 Month USD LIBOR + 1.05%
2.10%, 10/24/2024 9,750 10,025
2.50%, 04/15/2021 5,700 5,777
BNP Paribas SA
3.50%, 03/01/2023
(d)
9,750 10,072
Capital One NA
1.91%, 01/30/2023 14,400 13,886
3 Month USD LIBOR + 1.15%
Citigroup Inc
1.95%, 04/25/2022 19,800 19,649
3 Month USD LIBOR + 0.96%
2.70%, 03/30/2021 28,900 29,295
3.01%, 09/01/2023 10,000 10,013
3 Month USD LIBOR + 1.43%
3.50%, 05/15/2023 9,750 10,171
4.00%, 08/05/2024 10,750 11,472
4.04%, 06/01/2024
(e)
4,750 5,070
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11/12/2021 9,750 9,853
Credit Suisse Group AG
2.59%, 09/11/2025
(d),(e)
5,000 4,990
United States Secured Overnight Financing
Rate + 1.56%
4.21%, 06/12/2024
(d),(e)
17,900 18,799
3 Month USD LIBOR + 1.24%
Credit Suisse Group Funding Guernsey Ltd
3.13%, 12/10/2020 700 705
Fifth Third Bancorp
2.60%, 06/15/2022 13,400 13,645
3.65%, 01/25/2024 9,800 10,355
4.30%, 01/16/2024 15,700 16,846
Fifth Third Bank NA
2.25%, 06/14/2021 7,700 7,789
First Republic Bank/CA
1.91%, 02/12/2024
(e)
11,000 11,018
United States Secured Overnight Financing
Rate + 0.62%
Goldman Sachs Group Inc/The
2.10%, 04/26/2022 10,450 10,401
3 Month USD LIBOR + 1.11%
3.00%, 04/26/2022 24,050 24,364
3.20%, 02/23/2023 10,000 10,374
3.45%, 02/25/2021 9,600 9,652
3 Month USD LIBOR + 1.77%
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
9,300 9,483
3 Month USD LIBOR + 1.14%
3.95%, 05/18/2024
(e)
9,750 10,351
3 Month USD LIBOR + 0.99%
Huntington Bancshares Inc/OH
2.63%, 08/06/2024 9,800 10,056
ING Groep NV
3.15%, 03/29/2022 6,800 6,972
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
1.89%, 04/25/2023 $ 38,500 $ 38,161
3 Month USD LIBOR + 0.90%
2.25%, 10/24/2023 15,000 14,974
3 Month USD LIBOR + 1.23%
2.30%, 08/15/2021 9,500 9,531
3.88%, 09/10/2024 5,249 5,668
4.25%, 10/15/2020 22,250 22,572
KeyBank NA/Cleveland OH
1.25%, 03/10/2023 13,200 13,208
2.40%, 06/09/2022 9,600 9,801
3.30%, 02/01/2022 4,750 4,901
KeyCorp
5.10%, 03/24/2021 20,000 20,677
Morgan Stanley
0.73%, 01/20/2023 9,800 9,449
United States Secured Overnight Financing
Rate + 0.70%
2.42%, 10/24/2023 38,600 38,549
3 Month USD LIBOR + 1.40%
2.51%, 04/21/2021 20,700 20,772
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 10,200 10,771
5.50%, 07/24/2020 25,000 25,241
MUFG Union Bank NA
2.10%, 12/09/2022 14,750 14,910
PNC Bank NA
1.49%, 07/27/2022 9,600 9,471
3 Month USD LIBOR + 0.50%
2.05%, 05/19/2020 6,000 6,000
3 Month USD LIBOR + 0.36%
2.70%, 11/01/2022 10,965 11,318
PNC Financial Services Group Inc/The
3.90%, 04/29/2024 9,850 10,712
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(e)
9,750 10,326
3 Month USD LIBOR + 1.76%
Societe Generale SA
2.63%, 01/22/2025
(d)
9,700 9,686
State Street Corp
2.35%, 11/01/2025
(e)
9,800 10,085
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05/15/2023 24,100 25,210
Synovus Bank/Columbus GA
2.29%, 02/10/2023
(e)
11,750 11,611
United States Secured Overnight Financing
Rate + 0.95%
Truist Bank
2.35%, 08/02/2022 9,750 9,623
3 Month USD LIBOR + 0.59%
2.45%, 08/01/2022 15,500 15,830
2.63%, 01/15/2022 14,400 14,725
Truist Financial Corp
2.05%, 05/10/2021 9,500 9,589
2.70%, 01/27/2022 3,832 3,916
2.90%, 03/03/2021 12,500 12,672
UBS AG/London
1.75%, 04/21/2022
(d)
11,750 11,800
2.20%, 06/08/2020
(d)
11,500 11,511
UBS Group AG
3.49%, 05/23/2023
(d)
11,450 11,783
US Bancorp
1.66%, 01/24/2022
(f)
5,751 5,719
3 Month USD LIBOR + 0.64%
3.60%, 09/11/2024 14,400 15,600

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
243
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 $ 14,750 $ 15,080
2.05%, 10/23/2020 9,700 9,745
2.65%, 05/23/2022 10,000 10,296
Wells Fargo & Co
1.98%, 07/22/2020 5,500 5,506
3 Month USD LIBOR + 0.88%
2.16%, 02/11/2026
(e)
9,800 9,847
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(e)
14,600 14,694
United States Secured Overnight Financing
Rate + 2.00%
2.41%, 10/30/2025
(e)
10,000 10,153
3 Month USD LIBOR + 0.83%
2.60%, 07/22/2020 5,000 5,017
3.07%, 01/24/2023 19,000 19,468
Wells Fargo Bank NA
1.54%, 07/23/2021 14,500 14,428
3 Month USD LIBOR + 0.50%
$ 1,029,626
Beverages - 1.05%
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 19,250 21,433
Diageo Capital PLC
1.38%, 09/29/2025 7,800 7,796
Keurig Dr Pepper Inc
3.55%, 05/25/2021 16,250 16,582
PepsiCo Inc
2.15%, 10/14/2020 9,500 9,552
$ 55,363
Biotechnology - 0.57%
Amgen Inc
2.20%, 05/11/2020 4,800 4,801
2.65%, 05/11/2022 9,600 9,871
Biogen Inc
2.90%, 09/15/2020 14,000 14,043
4.05%, 09/15/2025 1,500 1,667
$ 30,382
Building Materials - 0.31%
Martin Marietta Materials Inc
4.25%, 07/02/2024 15,415 16,443
Chemicals - 1.31%
Air Liquide Finance SA
1.75%, 09/27/2021
(d)
6,750 6,792
Celanese US Holdings LLC
3.50%, 05/08/2024 9,800 9,810
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
3.30%, 05/01/2023
(d)
7,300 7,382
DuPont de Nemours Inc
2.17%, 05/01/2023
(g)
19,500 19,630
4.21%, 11/15/2023 10,475 11,324
International Flavors & Fragrances Inc
3.40%, 09/25/2020 4,900 4,908
Westlake Chemical Corp
3.60%, 07/15/2022 9,272 9,205
$ 69,051
Commercial Mortgage Backed Securities - 0.52%
Ginnie Mae
0.42%, 09/16/2055
(h),(i)
19,068 463
0.61%, 01/16/2054
(h),(i)
36,550 909
0.64%, 10/16/2054
(h),(i)
41,719 1,055
0.70%, 02/16/2048
(h),(i)
22,333 641
0.81%, 02/16/2055
(h),(i)
60,932 1,497
0.83%, 01/16/2055
(h),(i)
86,488 2,753
0.88%, 06/16/2045
(h),(i)
43,487 1,911
1.07%, 08/16/2042
(h),(i)
21,782 660
1.21%, 02/16/2046
(h),(i)
50,089 2,484
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
1.22%, 10/16/2051
(h),(i)
$ 2,729 $ 160
1.38%, 12/16/2036
(h),(i)
31,973 1,172
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 8,453 8,455
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12/15/2049 5,212 5,196
$ 27,356
Computers - 0.49%
Dell International LLC / EMC Corp
5.45%, 06/15/2023
(d)
9,800 10,372
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 14,700 15,478
$ 25,850
Consumer Products - 0.18%
Reckitt Benckiser Treasury Services PLC
1.76%, 06/24/2022
(d)
9,600 9,415
3 Month USD LIBOR + 0.56%
Credit Card Asset Backed Securities - 0.71%
BA Credit Card Trust
1.74%, 01/15/2025 37,000 37,770
Diversified Financial Services - 1.68%
American Express Co
2.75%, 05/20/2022 9,800 10,040
3.00%, 02/22/2021 18,594 18,799
3.70%, 11/05/2021 6,850 7,070
Capital One Bank USA NA
2.01%, 01/27/2023
(e)
19,750 19,544
United States Secured Overnight Financing
Rate + 0.62%
Capital One Financial Corp
3.90%, 01/29/2024 4,900 5,105
GTP Acquisition Partners I LLC
2.35%, 06/15/2045
(d)
10,100 10,176
USAA Capital Corp
1.50%, 05/01/2023
(d)
3,000 3,025
2.45%, 08/01/2020
(d)
4,990 5,007
2.63%, 06/01/2021
(d)
9,800 9,972
$ 88,738
Electric - 6.24%
Alabama Power Co
2.45%, 03/30/2022 14,250 14,628
Alliant Energy Finance LLC
3.75%, 06/15/2023
(d)
17,100 18,127
Berkshire Hathaway Energy Co
4.05%, 04/15/2025
(d)
5,000 5,611
Black Hills Corp
4.25%, 11/30/2023 27,000 28,906
CenterPoint Energy Inc
3.60%, 11/01/2021 14,700 15,133
Dominion Energy Inc
2.58%, 07/01/2020 15,098 15,103
2.72%, 08/15/2021
(i)
9,800 9,887
3.07%, 08/15/2024
(i)
9,800 10,264
DTE Energy Co
2.25%, 11/01/2022 9,750 9,917
2.53%, 10/01/2024 10,000 10,180
2.60%, 06/15/2022 9,800 9,930
Duke Energy Florida LLC
3.10%, 08/15/2021 5,750 5,871
Emera US Finance LP
2.70%, 06/15/2021 6,700 6,738
Evergy Inc
2.45%, 09/15/2024 9,300 9,635
Exelon Corp
3.50%, 06/01/2022 22,500 23,183

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
244
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Florida Power & Light Co
2.14%, 05/06/2022 $ 15,000 $ 14,867
3 Month USD LIBOR + 0.40%
2.85%, 04/01/2025 3,500 3,793
Indiantown Cogeneration LP
9.77%, 12/15/2020 1,548 1,576
LG&E & KU Energy LLC
4.38%, 10/01/2021 15,000 15,413
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 10,000 10,166
2.90%, 04/01/2022 14,162 14,630
3.15%, 04/01/2024 5,600 5,942
Public Service Enterprise Group Inc
2.88%, 06/15/2024 7,900 8,248
San Diego Gas & Electric Co
1.91%, 02/01/2022 2,085 2,076
Sempra Energy
1.72%, 01/15/2021 14,500 14,351
3 Month USD LIBOR + 0.50%
Southern California Edison Co
1.85%, 02/01/2022 3,345 3,333
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,618
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 19,186
WEC Energy Group Inc
3.38%, 06/15/2021 17,600 18,037
$ 329,349
Electronics - 0.60%
Fortive Corp
2.35%, 06/15/2021 11,700 11,754
Honeywell International Inc
1.85%, 11/01/2021 9,600 9,756
2.15%, 08/08/2022 9,800 10,105
$ 31,615
Environmental Control - 0.25%
Republic Services Inc
2.50%, 08/15/2024 5,650 5,883
Waste Management Inc
2.95%, 06/15/2024 6,900 7,360
$ 13,243
Finance - Mortgage Loan/Banker - 9.53%
Fannie Mae
1.25%, 08/17/2021 13,500 13,669
1.63%, 01/07/2025 23,000 24,161
1.75%, 07/02/2024 24,600 25,869
1.88%, 09/24/2026 111,200 118,692
2.00%, 01/05/2022 24,000 24,704
2.13%, 04/24/2026 160,500 174,029
2.50%, 02/05/2024 35,250 37,963
Freddie Mac
1.50%, 02/12/2025 58,650 61,252
2.75%, 06/19/2023
(f)
21,650 23,266
$ 503,605
Food - 0.95%
Conagra Brands Inc
1.85%, 10/22/2020 5,108 5,101
3 Month USD LIBOR + 0.75%
3.80%, 10/22/2021 19,346 19,953
Kraft Heinz Foods Co
2.30%, 02/10/2021 9,600 9,462
3 Month USD LIBOR + 0.57%
4.00%, 06/15/2023 4,850 5,034
Tyson Foods Inc
2.15%, 08/21/2020 4,800 4,795
3 Month USD LIBOR + 0.45%
2.25%, 08/23/2021 5,750 5,826
$ 50,171
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0.32%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
$ 17,000 $ 17,040
Gas - 0.08%
NiSource Inc
2.65%, 11/17/2022 4,000 4,115
Healthcare - Services - 0.22%
Humana Inc
2.50%, 12/15/2020 4,900 4,924
UnitedHealth Group Inc
1.95%, 10/15/2020 6,750 6,750
$ 11,674
Home Builders - 0.18%
DR Horton Inc
2.50%, 10/15/2024 9,800 9,780
Home Furnishings - 0.28%
Panasonic Corp
2.54%, 07/19/2022
(d)
9,800 9,890
2.68%, 07/19/2024
(d)
5,000 5,054
$ 14,944
Insurance - 3.81%
Allstate Corp/The
2.00%, 03/29/2023 12,500 12,199
3 Month USD LIBOR + 0.63%
Berkshire Hathaway Inc
2.75%, 03/15/2023 5,500 5,824
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
26,875 29,559
MassMutual Global Funding II
2.00%, 04/15/2021
(d)
31,938 32,238
Metropolitan Life Global Funding I
0.58%, 09/07/2020
(d)
9,750 9,710
United States Secured Overnight Financing
Rate + 0.57%
1.18%, 06/12/2020
(d)
6,750 6,753
3 Month USD LIBOR + 0.40%
1.95%, 09/15/2021
(d)
28,175 28,403
3.60%, 01/11/2024
(d)
5,000 5,392
New York Life Global Funding
1.42%, 06/10/2022
(d)
24,000 23,815
3 Month USD LIBOR + 0.52%
1.70%, 09/14/2021
(d)
750 756
2.00%, 04/13/2021
(d)
9,600 9,692
2.00%, 01/22/2025
(d)
9,800 9,973
2.30%, 06/10/2022
(d)
13,200 13,544
Prudential Financial Inc
1.50%, 03/10/2026 13,700 13,660
$ 201,518
Machinery - Construction & Mining - 0.19%
Caterpillar Financial Services Corp
2.55%, 11/29/2022 9,700 10,053
Machinery - Diversified - 0.53%
John Deere Capital Corp
1.20%, 04/06/2023 6,100 6,149
2.65%, 01/06/2022 7,212 7,401
Otis Worldwide Corp
2.09%, 04/05/2023
(d)
14,750 14,356
3 Month USD LIBOR + 0.45%
$ 27,906
Media - 0.32%
Discovery Communications LLC
3.25%, 04/01/2023 3,038 3,119
3.50%, 06/15/2022 4,443 4,541
Sky Ltd
3.13%, 11/26/2022
(d)
8,900 9,358
$ 17,018

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
245
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0.20%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
$ 9,600 $ 10,328
Miscellaneous Manufacturers - 0.28%
Ingersoll-Rand Global Holding Co Ltd
2.90%, 02/21/2021 14,500 14,652
Mortgage Backed Securities - 6.58%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 11 12
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03/25/2050
(d),(i)
12,241 12,470
CHL Mortgage Pass-Through Trust 2003-46
3.96%, 01/19/2034
(i)
314 282
CHL Mortgage Pass-Through Trust 2004-J7
5.00%, 09/25/2019 1 1
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 5 4
CSMC 2017-HL1 Trust
3.50%, 06/25/2047
(d),(i)
11,574 11,706
CSMC 2017-HL2 Trust
3.50%, 10/25/2047
(d),(i)
10,711 10,789
GS Mortage-Backed Securities Trust 2020-PJ1
3.50%, 05/25/2050
(d),(i)
9,219 9,338
JP Morgan Mortgage Trust 2004-A3
4.17%, 07/25/2034
(i)
431 388
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 141 142
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(i)
8,589 8,722
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(d),(i)
6,956 7,023
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048
(d),(i)
17,081 17,310
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(d),(i)
7,044 7,145
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(d),(i)
9,118 9,313
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(d),(i)
6,975 7,062
JP Morgan Mortgage Trust 2018-6
3.50%, 12/25/2048
(d),(i)
5,735 5,792
JP Morgan Mortgage Trust 2018-9
4.00%, 02/25/2049
(d),(i)
4,906 4,949
JP Morgan Mortgage Trust 2019-2
4.00%, 08/25/2049
(d),(i)
1,966 1,967
JP Morgan Mortgage Trust 2019-5
4.00%, 11/25/2049
(d),(i)
7,346 7,428
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(i)
5,896 6,109
PHH Mortgage Trust Series 2008-CIM1
3.23%, 06/25/2038 1,236 1,117
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07/25/2020 179 179
Provident Funding Mortgage Loan Trust 2005-1
1.07%, 05/25/2035 835 796
1.00 x 1 Month USD LIBOR + 0.58%
PSMC 2018-1 Trust
3.50%, 02/25/2048
(d),(i)
14,031 14,227
PSMC 2018-2 Trust
3.50%, 06/25/2048
(d),(i)
11,380 11,384
PSMC 2018-3 Trust
4.00%, 08/25/2048
(d),(i)
7,189 7,243
PSMC 2018-4 Trust
4.00%, 11/25/2048
(d),(i)
5,172 5,190
PSMC 2019-1 Trust
4.00%, 07/25/2049
(d),(i)
5,679 5,690
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
PSMC 2020-1 Trust
3.50%, 01/25/2050
(d),(i)
$ 18,707 $ 19,128
RBSSP Resecuritization Trust 2009-7
1.35%, 06/26/2037
(d)
118 117
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(i)
5,697 5,652
Sequoia Mortgage Trust 2013-8
2.25%, 06/25/2043
(i)
2,278 2,266
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(d),(i)
8,445 8,568
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(d),(i)
4,134 4,177
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(d),(i)
7,075 7,190
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(d),(i)
6,870 6,970
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(i)
7,554 7,643
Sequoia Mortgage Trust 2018-6
4.00%, 07/25/2048
(d),(i)
3,118 3,135
Sequoia Mortgage Trust 2018-7
4.00%, 09/25/2048
(d),(i)
2,555 2,575
Sequoia Mortgage Trust 2018-8
4.00%, 11/25/2048
(d),(i)
7,183 7,224
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048
(d),(i)
2,984 2,988
Sequoia Mortgage Trust 2019-1
4.00%, 02/25/2049
(d),(i)
1,601 1,620
Sequoia Mortgage Trust 2019-2
4.00%, 06/25/2049
(d),(i)
10,563 10,720
Sequoia Mortgage Trust 2019-3
3.50%, 09/25/2049
(d),(i)
7,398 7,490
Sequoia Mortgage Trust 2020-1
3.50%, 02/25/2050
(d),(i)
4,761 4,797
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(d),(i)
11,909 12,014
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11/25/2048
(d),(i)
2,743 2,779
4.00%, 11/25/2048
(d),(i)
2,878 2,885
Wells Fargo Mortgage Backed Securities 2019-2
Trust
4.00%, 04/25/2049
(d),(i)
5,845 5,866
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07/25/2049
(d),(i)
9,952 9,990
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09/25/2049
(d),(i)
19,041 19,250
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12/25/2049
(d),(i)
18,806 18,884
$ 347,706
Oil & Gas - 1.82%
BP Capital Markets America Inc
2.94%, 04/06/2023 7,250 7,482
BP Capital Markets PLC
3.81%, 02/10/2024 5,000 5,314
Cimarex Energy Co
4.38%, 06/01/2024 12,500 11,471
Exxon Mobil Corp
1.57%, 04/15/2023 6,850 6,938
2.99%, 03/19/2025 9,800 10,466
Marathon Petroleum Corp
4.50%, 05/01/2023 9,800 9,817

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
246
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp
2.96%, 08/13/2021 $ 15,000 $ 13,950
3 Month USD LIBOR + 1.25%
Phillips 66
3.70%, 04/06/2023 6,850 7,115
Shell International Finance BV
2.13%, 05/11/2020 11,495 11,497
2.38%, 08/21/2022 11,700 11,918
$ 95,968
Oil & Gas Services - 0.19%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 9,750 9,835
Other Asset Backed Securities - 6.94%
CCG Receivables Trust
2.80%, 09/14/2026
(d)
12,998 13,078
CCG Receivables Trust 2018-1
2.50%, 06/16/2025
(d)
1,240 1,243
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(d)
9,598 9,619
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(d)
19,600 19,594
Daimler Trucks Retail Trust 2019-1
2.77%, 04/15/2021
(d)
5,237 5,241
Drug Royalty III LP 1
2.82%, 10/15/2031
(d)
2,450 2,379
1.00 x 3 Month USD LIBOR + 1.60%
3.60%, 04/15/2027
(d)
1,528 1,530
3.72%, 04/15/2027
(d)
1,528 1,522
1.00 x 3 Month USD LIBOR + 2.50%
3.98%, 04/15/2027
(d)
253 254
4.27%, 10/15/2031
(d)
2,975 3,047
MMAF Equipment Finance LLC 2018-A
2.92%, 07/12/2021
(d)
1,768 1,772
MMAF Equipment Finance LLC 2019-A
2.84%, 01/10/2022
(d)
8,576 8,600
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(d)
4,305 4,196
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(d)
2,763 2,695
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
8,373 8,142
PFS Financing Corp
1.41%, 07/15/2022
(d)
19,250 19,221
1.00 x 1 Month USD LIBOR + 0.60%
2.23%, 10/15/2024
(d)
29,250 28,494
2.40%, 10/17/2022
(d)
11,700 11,592
2.86%, 04/15/2024
(d)
9,750 9,502
3.19%, 04/17/2023
(d)
8,750 8,762
3.52%, 10/15/2023
(d)
6,750 6,770
Trafigura Securitisation Finance PLC 2017-1
1.66%, 12/15/2020
(d)
17,500 17,440
1.00 x 1 Month USD LIBOR + 0.85%
Trafigura Securitisation Finance PLC 2018-1
3.73%, 03/15/2022
(d)
22,000 21,829
Verizon Owner Trust 2017-1
2.06%, 09/20/2021
(d)
250 250
Verizon Owner Trust 2017-2
1.92%, 12/20/2021
(d)
2,350 2,351
Verizon Owner Trust 2017-3
2.06%, 04/20/2022
(d)
5,647 5,660
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(d)
13,881 13,991
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 23,400 23,869
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 13,500 13,796
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 $ 19,500 $ 19,854
Verizon Owner Trust 2019-C
1.94%, 04/22/2024 23,000 23,246
Verizon Owner Trust 2020-A
1.85%, 07/22/2024 22,000 22,239
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10/17/2022
(d)
4,900 4,903
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(d)
12,900 13,064
Volvo Financial Equipment LLC Series 2019-2
2.02%, 08/15/2022
(d)
9,750 9,778
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
7,075 6,875
$ 366,398
Pharmaceuticals - 2.80%
AbbVie Inc
2.15%, 11/19/2021
(d)
19,500 19,750
2.30%, 05/14/2021 14,800 14,955
2.50%, 05/14/2020 8,414 8,417
Bayer US Finance II LLC
3.50%, 06/25/2021
(d)
4,750 4,847
3.88%, 12/15/2023
(d)
5,800 6,157
Bristol-Myers Squibb Co
2.90%, 07/26/2024
(d)
8,350 9,037
3.25%, 08/15/2022
(d)
9,750 10,268
3.63%, 05/15/2024
(d)
8,100 8,910
Cigna Corp
3.40%, 09/17/2021 9,600 9,877
CVS Health Corp
2.63%, 08/15/2024 10,500 10,932
3.35%, 03/09/2021 14,216 14,448
Mead Johnson Nutrition Co
3.00%, 11/15/2020 4,750 4,792
Novartis Capital Corp
1.75%, 02/14/2025 14,700 15,176
Pfizer Inc
2.80%, 03/11/2022 9,750 10,104
$ 147,670
Pipelines - 2.04%
Buckeye Partners LP
4.15%, 07/01/2023 11,300 10,565
Columbia Pipeline Group Inc
3.30%, 06/01/2020 8,528 8,527
Enterprise Products Operating LLC
3.50%, 02/01/2022 19,500 19,949
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(d)
12,550 12,733
Kinder Morgan Inc
2.50%, 01/15/2023 14,500 13,242
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 13,600 13,626
Southeast Supply Header LLC
4.25%, 06/15/2024
(d)
11,634 12,395
TransCanada PipeLines Ltd
3.90%, 05/15/2067 23,657 16,471
3 Month USD LIBOR + 2.21%
$ 107,508
REITs - 1.64%
Alexandria Real Estate Equities Inc
3.90%, 06/15/2023 9,750 10,369
American Tower Corp
2.40%, 03/15/2025 9,600 9,888
CubeSmart LP
4.00%, 11/15/2025 1,615 1,684
4.38%, 12/15/2023 4,000 4,183

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
247
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Healthcare Realty Trust Inc
3.75%, 04/15/2023 $ 12,000 $ 12,111
Omega Healthcare Investors Inc
4.95%, 04/01/2024 4,750 4,846
SBA Tower Trust
2.88%, 07/15/2046
(d)
9,600 9,643
3.17%, 04/09/2047
(d)
9,600 9,731
Service Properties Trust
4.50%, 06/15/2023 4,800 4,152
Ventas Realty LP
3.50%, 04/15/2024 9,400 9,501
Welltower Inc
3.75%, 03/15/2023 5,900 6,017
3.95%, 09/01/2023 4,237 4,327
$ 86,452
Retail - 0.77%
Home Depot Inc/The
1.80%, 06/05/2020 11,500 11,508
McDonald's Corp
2.63%, 01/15/2022 7,250 7,429
2.75%, 12/09/2020 8,256 8,340
Walmart Inc
1.90%, 12/15/2020 6,850 6,902
2.85%, 07/08/2024 6,000 6,448
$ 40,627
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
(j)
1,200 —
Semiconductors - 1.10%
Broadcom Inc
4.70%, 04/15/2025
(d)
10,300 11,357
Microchip Technology Inc
4.33%, 06/01/2023 9,800 10,161
Micron Technology Inc
2.50%, 04/24/2023 11,100 11,299
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(d),(g)
5,300 5,359
3.15%, 05/01/2027
(d),(g)
9,800 9,902
QUALCOMM Inc
2.60%, 01/30/2023 9,750 10,175
$ 58,253
Software - 0.32%
Oracle Corp
1.90%, 09/15/2021 4,800 4,863
VMware Inc
2.95%, 08/21/2022 11,750 11,921
$ 16,784
Student Loan Asset Backed Securities - 4.48%
AccessLex Institute
1.31%, 07/01/2038 16 16
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 3 Month + 1.20%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
8,484 8,871
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
13,923 14,394
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
19,298 19,727
KeyCorp Student Loan Trust 2000-A
2.00%, 05/25/2029 884 881
1.00 x 3 Month USD LIBOR + 0.32%
Keycorp Student Loan Trust 2000-b
1.30%, 07/25/2029 8,360 8,194
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
1.52%, 01/25/2037 17,812 17,570
1.00 x 3 Month USD LIBOR + 0.53%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
$ 4,893 $ 4,902
Navient Private Education Loan Trust 2018-B
1.16%, 12/15/2059
(d)
503 502
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2018-A
2.53%, 02/18/2042
(d)
703 703
Navient Private Education Refi Loan Trust
2018-C
3.01%, 06/16/2042
(d)
1,357 1,359
Navient Private Education Refi Loan Trust
2018-D
1.11%, 12/15/2059
(d)
2,272 2,269
1.00 x 1 Month USD LIBOR + 0.30%
Navient Private Education Refi Loan Trust
2019-A
3.03%, 01/15/2043
(d)
843 844
3.42%, 01/15/2043
(d)
4,900 4,956
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02/15/2068
(d)
9,198 9,232
Navient Private Education Refi Loan Trust
2019-D
1.21%, 12/15/2059
(d)
5,339 5,312
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05/15/2068
(d)
6,699 6,690
Navient Private Education Refi Loan Trust 2019-F
2.18%, 08/15/2068
(d)
10,071 10,099
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(d)
18,248 18,258
Navient Private Education Refi Loan Trust
2020-A
1.16%, 11/15/2068
(d)
7,704 7,603
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2020-B
1.80%, 01/15/2069
(d)
14,251 14,256
Navient Student Loan Trust 2018-EA
3.43%, 12/15/2059
(d)
5,065 5,091
Navient Student Loan Trust 2019-B
1.21%, 12/15/2059
(d)
3,701 3,673
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-A
1.14%, 06/15/2033 1,152 1,086
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
1.07%, 03/15/2024 10,210 10,084
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
1.03%, 06/15/2039 22,636 20,930
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.94%, 12/15/2039 13,134 12,573
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2018-A
1.16%, 03/16/2026
(d)
518 518
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2018-C
1.11%, 09/15/2025
(d)
393 393
1.00 x 1 Month USD LIBOR + 0.30%
SMB Private Education Loan Trust 2019-A
1.16%, 02/16/2026
(d)
2,735 2,728
1.00 x 1 Month USD LIBOR + 0.35%

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
248
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SMB Private Education Loan Trust 2019-B
1.16%, 07/15/2026
(d)
$ 6,845 $ 6,769
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2020-A
1.11%, 03/15/2027
(d)
16,189 16,000
1.00 x 1 Month USD LIBOR + 0.30%
$ 236,483
Telecommunications - 1.93%
AT&T Inc
2.33%, 06/01/2021 3,500 3,488
3 Month USD LIBOR + 0.75%
2.59%, 02/15/2023 7,150 6,957
3 Month USD LIBOR + 0.89%
2.80%, 02/17/2021 11,000 11,117
3.60%, 02/17/2023 4,800 5,047
Cisco Systems Inc
2.20%, 02/28/2021 4,750 4,810
Crown Castle Towers LLC
3.22%, 05/15/2022
(d)
11,430 11,470
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(d)
14,381 14,417
4.74%, 03/20/2025
(d)
28,050 29,523
Verizon Communications Inc
2.23%, 05/22/2020 4,800 4,804
3 Month USD LIBOR + 0.55%
Vodafone Group PLC
3.75%, 01/16/2024 9,750 10,521
$ 102,154
Transportation - 0.23%
Ryder System Inc
2.25%, 09/01/2021 4,800 4,776
3.75%, 06/09/2023 7,300 7,564
$ 12,340
Trucking & Leasing - 0.19%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
9,800 10,157
TOTAL BONDS $ 4,808,718
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 4.71%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
4.22%, 09/01/2035 $ 41 $ 42
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022 43 44
$ 86
Federal National Mortgage Association (FNMA) - 0.01%
3.64%, 12/01/2032 13 13
1.00 x 12 Month USD LIBOR + 1.64%
3.75%, 01/01/2035 32 33
1.00 x 12 Month USD LIBOR + 1.75%
3.92%, 10/01/2035 84 84
1.00 x 12 Month USD LIBOR + 1.67%
3.95%, 02/01/2035 15 15
1.00 x 6 Month USD LIBOR + 2.07%
4.04%, 11/01/2032 24 24
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.05%, 11/01/2022 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.05%
4.09%, 07/01/2034 13 13
1.00 x 12 Month USD LIBOR + 1.65%
4.13%, 02/01/2037 59 59
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.13%
4.31%, 07/01/2034 40 41
1.00 x 12 Month USD LIBOR + 1.64%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
4.32%, 08/01/2034 $ 30 $ 30
1.00 x 12 Month USD LIBOR + 1.63%
4.83%, 11/01/2035 1 2
1.00 x Cost of funds for the 11th District of
San Francisco + 1.25%
$ 315
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.00%
7.50%, 10/01/2029 2 2
8.00%, 05/01/2027 1 1
$ 3
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025 1 1
U.S. Treasury - 4.70%
1.50%, 11/30/2021 19,600 20,005
1.63%, 06/30/2021 100,000 101,711
1.63%, 08/31/2022 14,750 15,232
1.75%, 07/31/2021 82,500 84,131
2.63%, 03/31/2025 24,500 27,208
$ 248,287
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 248,692
Total Investments $ 5,302,037
Other Assets and Liabilities -  (0.38)% (20,000)
TOTAL NET ASSETS - 100.00% $ 5,282,037
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,513 or
0.12% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,666,817 or 31.56% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan at the end of the period.
(g) Security purchased on a when-issued basis.
(h) Security is an Interest Only Strip.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Non-income producing security

Schedule of Investments
Short-Term Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
249
Portfolio Summary  (unaudited)
Sector Percent
Financial 26.62%
Asset Backed Securities 20.16%
Government 14.23%
Mortgage Securities 7.11%
Utilities 6.32%
Consumer, Non-cyclical 5.96%
Money Market Funds 4.63%
Energy 4.05%
Industrial 3.24%
Communications 2.25%
Consumer, Cyclical 2.07%
Technology 1.91%
Basic Materials 1.83%
Other Assets and Liabilities
(0.38)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 38,952 $ 1,537,970 $ 1,334,539 $ 242,383
$ 38,952 $ 1,537,970 $ 1,334,539 $ 242,383
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 40 3 $ — $ — $ —
$ 40 3 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Fund
April 30, 2020 (unaudited)
See accompanying notes.
250
INVESTMENT COMPANIES - 6.59% Shares Held Value (000's)
Money Market Funds - 6.59%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
6,095,666 $ 6,096
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
29,768,994 29,769
$ 35,865
TOTAL INVESTMENT COMPANIES $ 35,865
COMMON STOCKS - 97.69% Shares Held Value (000's)
Aerospace & Defense - 1.33%
Aerojet Rocketdyne Holdings Inc
( d)
139,700 5,747
Astronics Corp
( d)
165,600 1,487
$ 7,234
Agriculture - 1.62%
Darling Ingredients Inc
( d)
426,700 8,786
Automobile Parts & Equipment - 0.72%
Modine Manufacturing Co
( d)
189,800 879
Visteon Corp
( d)
50,700 3,057
$ 3,936
Banks - 7.22%
BancFirst Corp 37,500 1,444
Cathay General Bancorp 239,900 6,698
First Foundation Inc 99,400 1,368
First Interstate BancSystem Inc 143,400 4,847
First Merchants Corp 114,300 3,236
First Midwest Bancorp Inc/IL 242,300 3,581
Flagstar Bancorp Inc 127,600 3,306
IBERIABANK Corp 79,700 3,304
Independent Bank Corp/MI 86,400 1,269
Lakeland Bancorp Inc 91,500 1,024
United Community Banks Inc/GA 266,050 5,626
WesBanco Inc 144,500 3,566
$ 39,269
Biotechnology - 5.02%
Acceleron Pharma Inc
( d)
50,900 4,608
Allogene Therapeutics Inc
( d),(e)
79,000 2,283
Bellicum Pharmaceuticals Inc
( d),(e)
38,499 192
Bluebird Bio Inc
( d)
22,100 1,191
Denali Therapeutics Inc
( d)
120,200 2,628
FibroGen Inc
( d)
85,300 3,147
Insmed Inc
( d)
188,500 4,336
Iovance Biotherapeutics Inc
( d)
88,200 2,836
MacroGenics Inc
( d)
149,900 1,079
Magenta Therapeutics Inc
( d)
174,000 1,418
Seattle Genetics Inc
( d)
26,200 3,595
$ 27,313
Building Materials - 1.21%
Builders FirstSource Inc
( d)
261,700 4,802
JELD-WEN Holding Inc
( d)
141,100 1,792
$ 6,594
Chemicals - 1.07%
Cabot Corp 132,000 4,473
Koppers Holdings Inc
( d)
56,200 886
Kraton Corp
( d)
29,766 465
$ 5,824
Commercial Services - 6.99%
AMN Healthcare Services Inc
( d)
127,400 5,985
BrightView Holdings Inc
( d)
268,700 3,445
Brink's Co/The 92,100 4,708
FTI Consulting Inc
( d)
29,800 3,795
HMS Holdings Corp
( d)
287,500 8,244
ICF International Inc 61,500 4,523
K12 Inc
( d)
186,800 4,242
Medifast Inc
( e)
27,400 2,079
Nesco Holdings Inc
( d),(e)
432,000 1,024
$ 38,045
Computers - 5.94%
CACI International Inc
( d)
35,400 8,855
ExlService Holdings Inc
( d)
78,800 4,864
Parsons Corp
( d)
184,100 6,885
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Perspecta Inc 348,700 $ 7,522
Ping Identity Holding Corp
( d),(e)
169,100 4,214
$ 32,340
Consumer Products - 0.89%
Central Garden & Pet Co - A Shares
( d)
159,580 4,853
Diversified Financial Services - 4.17%
Federated Hermes Inc 102,300 2,329
Hamilton Lane Inc 81,890 5,311
LPL Financial Holdings Inc 43,800 2,638
Piper Sandler Cos 72,740 3,922
PJT Partners Inc 27,267 1,326
Stifel Financial Corp 162,111 7,178
$ 22,704
Electric - 2.71%
PNM Resources Inc 175,980 7,125
Portland General Electric Co 162,300 7,594
$ 14,719
Electrical Components & Equipment - 1.45%
EnerSys 115,300 6,732
nLight Inc
( d)
71,664 1,130
$ 7,862
Electronics - 3.96%
Advanced Energy Industries Inc
( d)
109,400 6,083
Atkore International Group Inc
( d)
174,900 4,257
SYNNEX Corp 67,400 5,901
Vishay Intertechnology Inc 318,900 5,291
$ 21,532
Engineering & Construction - 1.89%
Great Lakes Dredge & Dock Corp
( d)
391,700 3,463
MasTec Inc
( d)
189,200 6,792
$ 10,255
Entertainment - 1.52%
Eldorado Resorts Inc
( d),(e)
99,900 2,142
Golden Entertainment Inc
( d)
185,900 1,755
Vail Resorts Inc 25,700 4,394
$ 8,291
Environmental Control - 1.01%
Tetra Tech Inc 73,200 5,510
Food - 0.81%
Performance Food Group Co
( d)
150,718 4,424
Forest Products & Paper - 0.25%
PH Glatfelter Co 91,800 1,340
Gas - 1.39%
Southwest Gas Holdings Inc 99,490 7,541
Healthcare - Products - 3.07%
Adaptive Biotechnologies Corp
( d)
32,500 1,040
Natera Inc
( d)
179,315 6,642
Nevro Corp
( d)
40,200 4,729
Precision BioSciences Inc
( d)
173,800 1,196
RA Medical Systems Inc
( d)
226,500 226
STAAR Surgical Co
( d)
74,500 2,855
$ 16,688
Healthcare - Services - 5.85%
Addus HomeCare Corp
( d)
99,400 8,053
Encompass Health Corp 115,200 7,632
Syneos Health Inc
( d)
159,900 8,921
Teladoc Health Inc
( d)
43,700 7,193
$ 31,799
Home Builders - 1.04%
Taylor Morrison Home Corp
( d)
390,300 5,679
Home Furnishings - 0.29%
Purple Innovation Inc
( d)
154,400 1,553
Insurance - 3.47%
First American Financial Corp 66,100 3,049
Hanover Insurance Group Inc/The 66,300 6,655
Kemper Corp 80,070 5,382

Schedule of Investments
SmallCap Fund
April 30, 2020 (unaudited)
See accompanying notes.
251
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
MGIC Investment Corp 515,500 $ 3,768
$ 18,854
Internet - 0.45%
Eventbrite Inc
( d)
170,800 1,558
Revolve Group Inc
( d),(e)
79,192 870
$ 2,428
Iron & Steel - 0.61%
Cleveland-Cliffs Inc
( e)
763,100 3,342
Leisure Products & Services - 1.34%
Lindblad Expeditions Holdings Inc
( d)
133,200 890
Planet Fitness Inc
( d)
105,700 6,377
$ 7,267
Lodging - 0.96%
Extended Stay America Inc 479,550 5,213
Machinery - Diversified - 0.52%
Columbus McKinnon Corp/NY 105,200 2,849
Media - 0.71%
World Wrestling Entertainment Inc
( e)
87,400 3,887
Metal Fabrication & Hardware - 1.79%
Advanced Drainage Systems Inc 84,262 3,416
Rexnord Corp 231,500 6,313
$ 9,729
Mining - 0.20%
Alcoa Corp
( d)
131,280 1,070
Miscellaneous Manufacturers - 1.38%
Hillenbrand Inc 285,200 5,975
Trinseo SA 75,800 1,550
$ 7,525
Oil & Gas - 0.78%
Cabot Oil & Gas Corp 13,000 281
Concho Resources Inc 3,200 182
Delek US Holdings Inc 86,500 2,020
PDC Energy Inc
( d)
59,500 773
Talos Energy Inc
( d)
88,100 1,003
$ 4,259
Oil & Gas Services - 0.50%
Matrix Service Co
( d)
84,900 886
Select Energy Services Inc
( d)
381,900 1,833
$ 2,719
Packaging & Containers - 0.91%
Graphic Packaging Holding Co 370,000 4,939
Pharmaceuticals - 2.92%
DexCom Inc
( d)
10,100 3,385
Horizon Therapeutics Plc
( d)
214,500 7,731
Revance Therapeutics Inc
( d)
256,600 4,750
$ 15,866
REITs - 7.12%
Agree Realty Corp 117,900 7,677
Brandywine Realty Trust 560,500 6,255
Cousins Properties Inc 225,801 6,812
First Industrial Realty Trust Inc 231,630 8,749
Ladder Capital Corp 394,800 3,139
Pebblebrook Hotel Trust 403,736 4,780
Two Harbors Investment Corp 288,475 1,318
$ 38,730
Retail - 4.10%
BJ's Wholesale Club Holdings Inc
( d)
319,151 8,397
Bloomin ' Brands Inc 79,200 954
Brinker International Inc 41,800 973
Caleres Inc 401,545 3,257
Carvana Co
( d),(e)
51,400 4,118
Children's Place Inc/The 24,600 727
Ruth's Hospitality Group Inc 173,000 1,947
World Fuel Services Corp 78,200 1,955
$ 22,328
Savings & Loans - 0.54%
Sterling Bancorp/DE 236,700 2,919
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 1.99%
Entegris Inc 144,970 $ 7,862
SiTime Corp
( d)
138,000 2,989
$ 10,851
Software - 5.47%
Aspen Technology Inc
( d)
57,600 5,890
Ceridian HCM Holding Inc
( d)
40,225 2,372
Cloudflare Inc
( d)
123,700 2,914
Dynatrace Inc
( d)
76,200 2,275
Manhattan Associates Inc
( d)
101,000 7,165
SolarWinds Corp
( d),(e)
356,203 6,048
Sprout Social Inc
( d),(e)
185,400 3,118
$ 29,782
Telecommunications - 0.26%
Switch Inc 82,900 1,423
Transportation - 0.25%
International Seaways Inc 24,338 589
Nordic American Tankers Ltd
( e)
127,700 769
$ 1,358
TOTAL COMMON STOCKS $ 531,429
Total Investments $ 567,294
Other Assets and Liabilities -  (4.28)% (23,258)
TOTAL NET ASSETS - 100.00% $ 544,036
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,666 or 3.25% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 27.17%
Financial 22.52%
Industrial 15.70%
Technology 13.40%
Consumer, Cyclical 9.97%
Money Market Funds 6.59%
Utilities 4.10%
Basic Materials 2.13%
Communications 1.42%
Energy 1.28%
Other Assets and Liabilities
(4.28)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Fund
April 30, 2020 (unaudited)
See accompanying notes.
252
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 35,326 $ 179,488 $ 185,045 $ 29,769
$ 35,326 $ 179,488 $ 185,045 $ 29,769
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 80 $ — $ — $ —
$ 80 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.
253
INVESTMENT COMPANIES - 5.49% Shares Held Value (000's)
Money Market Funds - 5.42%
BlackRock Liquidity FedFund - Institutional
Class 0.20%
(a),(b)
4,725,218 $ 4,725
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b),(c)
36,710,387 36,71 0
$ 41,43 5
Principal Exchange-Traded Funds - 0.07%
Principal U.S. Small-Cap Multi-Factor Index
ETF
(c)
20,000 509
TOTAL INVESTMENT COMPANIES $ 41,94 4
COMMON STOCKS - 97.89% Shares Held Value (000's)
Advertising - 0.01%
Fluent Inc
(d)
1,105 2
Marchex Inc
(d)
5,004 9
National CineMedia Inc 6,454 21
Quotient Technology Inc
(d)
6,791 49
$ 81
Aerospace & Defense - 0.59%
AAR Corp 46,075 902
Aerojet Rocketdyne Holdings Inc
(d)
10,532 433
Barnes Group Inc 16,040 616
Ducommun Inc
(d)
1,264 36
Kaman Corp 2,250 87
Mercury Systems Inc
(d)
5,680 506
Moog Inc 13,833 685
National Presto Industries Inc 14,250 1,159
Park Aerospace Corp 2,699 36
Triumph Group Inc 4,989 35
$ 4,495
Agriculture - 0.32%
Alico Inc 670 20
Andersons Inc/The 5,423 92
Darling Ingredients Inc
(d)
21,475 442
Fresh Del Monte Produce Inc 2,898 83
Phibro Animal Health Corp 111 3
Universal Corp/VA 28,255 1,367
Vector Group Ltd 39,697 424
$ 2,431
Airlines - 0.24%
Hawaiian Holdings Inc 70,301 1,012
Mesa Air Group Inc
(d)
1,358 6
SkyWest Inc 6,643 206
Spirit Airlines Inc
(d)
41,981 631
$ 1,855
Apparel - 0.11%
Delta Apparel Inc
(d)
849 11
Kontoor Brands Inc 3,183 62
Oxford Industries Inc 1,725 72
Rocky Brands Inc 15,561 334
Superior Group of Cos Inc 1,044 9
Unifi Inc
(d)
19,664 203
Vince Holding Corp
(d)
590 4
Weyco Group Inc 931 18
Wolverine World Wide Inc 6,102 125
$ 838
Automobile Manufacturers - 0.51%
Blue Bird Corp
(d)
96,859 1,189
Navistar International Corp
(d)
64,717 1,538
REV Group Inc 3,025 16
Wabash National Corp 138,060 1,132
$ 3,875
Automobile Parts & Equipment - 1.18%
Adient PLC
(d)
66,706 1,000
American Axle & Manufacturing Holdings Inc
(d)
10,836 47
Commercial Vehicle Group Inc
(d)
106,221 257
Cooper Tire & Rubber Co 62,216 1,318
Cooper-Standard Holdings Inc
(d)
2,059 27
Dana Inc 19,737 227
Goodyear Tire & Rubber Co/The 138,800 995
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Meritor Inc
(d)
70,004 $ 1,435
Methode Electronics Inc 26,881 807
Miller Industries Inc/TN 23,457 712
Modine Manufacturing Co
(d)
6,194 29
Motorcar Parts of America Inc
(d),(e)
61,156 870
Spartan Motors Inc 1,374 19
Standard Motor Products Inc 10,478 427
Telenav Inc
(d)
78,119 364
Tenneco Inc
(d)
6,527 34
Titan International Inc 5,310 8
Visteon Corp
(d)
7,002 422
$ 8,998
Banks - 13.22%
1st Constitution Bancorp 1,128 14
1st Source Corp 18,628 647
ACNB Corp 1,067 30
Alerus Financial Corp 169 3
Allegiance Bancshares Inc 1,786 45
Amalgamated Bank 50,347 539
American National Bankshares Inc 1,474 39
Ameris Bancorp 7,193 183
Ames National Corp 1,326 28
Arrow Financial Corp 1,736 49
Associated Banc-Corp 82,700 1,169
Atlantic Capital Bancshares Inc
(d)
2,766 35
Atlantic Union Bankshares Corp 147,578 3,522
BancFirst Corp 1,774 68
Bancorp Inc/The
(d)
6,565 46
BancorpSouth Bank 9,299 204
Bank First Corp 53 3
Bank of Commerce Holdings 2,483 19
Bank of Marin Bancorp 1,812 60
Bank of NT Butterfield & Son Ltd/The 5,758 127
Bank of Princeton/The 695 15
Bank7 Corp 543 5
BankUnited Inc 54,600 1,082
Bankwell Financial Group Inc 974 15
Banner Corp 4,918 189
Bar Harbor Bankshares 34,582 635
Baycom Corp
(d)
866 11
BCB Bancorp Inc 2,038 21
Bridge Bancorp Inc 39,431 815
Bridgewater Bancshares Inc
(d)
33,296 337
Bryn Mawr Bank Corp 22,394 652
Business First Bancshares Inc 1,676 23
Byline Bancorp Inc 3,124 38
C&F Financial Corp 449 16
Cadence BanCorp 119,368 790
Cambridge Bancorp 451 25
Camden National Corp 20,925 685
Capital Bancorp Inc
(d)
950 10
Capital City Bank Group Inc 1,857 41
Capstar Financial Holdings Inc 1,961 22
Carolina Financial Corp 22,936 776
Carter Bank & Trust 3,033 29
Cathay General Bancorp 79,417 2,217
CBTX Inc 2,516 45
CenterState Bank Corp 11,289 196
Central Pacific Financial Corp 3,296 58
Central Valley Community Bancorp 1,566 23
Century Bancorp Inc/MA 303 23
Chemung Financial Corp 557 14
Citizens & Northern Corp 1,585 28
City Holding Co 12,096 818
Civista Bancshares Inc 2,281 35
CNB Financial Corp/PA 1,883 33
Coastal Financial Corp/WA
(d)
576 8
Codorus Valley Bancorp Inc 1,324 19
Columbia Banking System Inc 19,140 517

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.
254
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Community Bank System Inc 12,872 $ 804
Community Financial Corp/The 777 18
Community Trust Bancorp Inc 30,606 1,037
ConnectOne Bancorp Inc 55,738 833
CrossFirst Bankshares Inc
(d)
29,900 289
Customers Bancorp Inc
(d)
99,690 1,272
CVB Financial Corp 63,212 1,314
Eagle Bancorp Inc 38,587 1,354
Enterprise Bancorp Inc/MA 1,330 32
Enterprise Financial Services Corp 96,221 2,958
Equity Bancshares Inc
(d)
63,499 1,190
Esquire Financial Holdings Inc
(d)
533 9
Evans Bancorp Inc 592 16
Farmers National Banc Corp 3,496 43
FB Financial Corp 11,756 263
Financial Institutions Inc 27,234 527
First Bancorp Inc/The 1,458 32
First BanCorp/Puerto Rico 300,197 1,751
First Bancorp/Southern Pines NC 127,728 3,397
First Bancshares Inc/The 2,116 42
First Bank/Hamilton NJ 2,552 20
First Busey Corp 7,842 144
First Business Financial Services Inc 17,204 296
First Choice Bancorp 1,308 20
First Commonwealth Financial Corp 9,165 87
First Community Bankshares Inc 2,284 54
First Financial Bancorp 274,362 4,219
First Financial Corp/IN 28,622 1,016
First Foundation Inc 3,754 52
First Guaranty Bancshares Inc 698 9
First Hawaiian Inc 62,007 1,091
First Horizon National Corp 129,500 1,176
First Internet Bancorp 35,654 560
First Interstate BancSystem Inc 5,338 180
First Merchants Corp 140,781 3,985
First Mid Bancshares Inc 25,125 671
First Midwest Bancorp Inc/IL 63,873 944
First Northwest Bancorp 1,266 15
First of Long Island Corp/The 55,510 876
Flagstar Bancorp Inc 5,331 138
FNB Corp/PA 99,700 807
FNCB Bancorp Inc 2,280 14
Franklin Financial Network Inc 37,388 887
Franklin Financial Services Corp 541 16
Fulton Financial Corp 110,109 1,287
FVCBankcorp Inc
(d)
1,476 17
German American Bancorp Inc 14,148 421
Glacier Bancorp Inc 6,965 265
Great Southern Bancorp Inc 26,878 1,144
Great Western Bancorp Inc 62,974 1,184
Guaranty Bancshares Inc/TX 1,223 33
Hancock Whitney Corp 39,105 818
Hanmi Financial Corp 95,886 1,157
Hawthorn Bancshares Inc 753 14
HBT Financial Inc 17,737 206
Heartland Financial USA Inc 40,771 1,385
Heritage Commerce Corp 6,364 57
Heritage Financial Corp/WA 32,596 653
Hilltop Holdings Inc 58,088 1,122
Home BancShares Inc/AR 79,328 1,216
HomeStreet Inc 52,790 1,349
Hope Bancorp Inc 138,813 1,381
Horizon Bancorp Inc/IN 26,269 299
IBERIABANK Corp 20,749 860
Independent Bank Corp 2,806 205
Independent Bank Corp/MI 2,317 34
Independent Bank Group Inc 4,353 132
International Bancshares Corp 35,908 1,041
Investar Holding Corp 799 10
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Kearny Financial Corp/MD 5,239 $ 49
Lakeland Bancorp Inc 80,310 899
Lakeland Financial Corp 567 24
LCNB Corp 1,663 24
Level One Bancorp Inc 798 14
Live Oak Bancshares Inc 88,916 1,241
Luther Burbank Corp 80,299 864
Macatawa Bank Corp 3,866 30
Mackinac Financial Corp 1,408 15
MainStreet Bancshares Inc
(d)
887 13
Mercantile Bank Corp 2,235 53
Merchants Bancorp/IN 37,667 580
Meta Financial Group Inc 2,840 52
Metropolitan Bank Holding Corp
(d)
18,338 460
Mid Penn Bancorp Inc 854 17
Midland States Bancorp Inc 68,531 1,111
MidWestOne Financial Group Inc 24,432 510
MVB Financial Corp 1,303 18
National Bank Holdings Corp 16,644 443
National Bankshares Inc 848 25
NBT Bancorp Inc 4,019 133
Nicolet Bankshares Inc
(d)
898 49
Northeast Bank 1,163 19
Northrim BanCorp Inc 11,494 270
Oak Valley Bancorp 982 13
OFG Bancorp 8,592 108
Ohio Valley Banc Corp 612 15
Old National Bancorp/IN 38,368 543
Old Second Bancorp Inc 3,971 33
OP Bancorp 2,085 15
Opus Bank 2,920 56
Origin Bancorp Inc 2,451 55
Orrstown Financial Services Inc 17,546 270
Park National Corp 9,274 742
Parke Bancorp Inc 1,450 20
PCB Bancorp 1,561 15
PCSB Financial Corp 2,156 29
Peapack-Gladstone Financial Corp 57,034 1,076
Penns Woods Bancorp Inc 884 20
Peoples Bancorp Inc/OH 14,450 351
Peoples Financial Services Corp 916 34
People's Utah Bancorp 1,991 43
Preferred Bank/Los Angeles CA 1,272 49
Premier Financial Bancorp Inc 1,620 21
Prosperity Bancshares Inc 5,842 350
Provident Bancorp Inc 1,078 10
QCR Holdings Inc 1,969 61
RBB Bancorp 38,803 502
Red River Bancshares Inc 552 21
Reliant Bancorp Inc 1,122 16
Renasant Corp 30,632 804
Republic Bancorp Inc/KY 18,425 614
S&T Bancorp Inc 17,438 465
Sandy Spring Bancorp Inc 50,371 1,284
SB One Bancorp 1,141 21
Seacoast Banking Corp of Florida
(d)
6,446 145
Select Bancorp Inc
(d)
2,118 17
ServisFirst Bancshares Inc 752 27
Shore Bancshares Inc 1,759 20
Sierra Bancorp 1,952 40
Silvergate Capital Corp
(d)
507 8
Simmons First National Corp 42,420 793
SmartFinancial Inc 1,793 26
South Plains Financial Inc 21,294 265
South State Corp 8,018 464
Southern First Bancshares Inc
(d)
1,032 30
Southern National Bancorp of Virginia Inc 53,955 543
Southside Bancshares Inc 3,027 92
Spirit of Texas Bancshares Inc
(d)
1,807 21

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.
255
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Sterling Bancorp Inc/MI 115,393 $ 416
Stock Yards Bancorp Inc 2,765 91
Summit Financial Group Inc 1,666 29
Texas Capital Bancshares Inc
(d)
26,800 745
Tompkins Financial Corp 1,379 93
Towne Bank/Portsmouth VA 20,554 415
TriCo Bancshares 34,894 1,051
TriState Capital Holdings Inc
(d)
2,208 31
Triumph Bancorp Inc
(d)
1,210 34
TrustCo Bank Corp NY 157,452 992
Trustmark Corp 62,517 1,664
UMB Financial Corp 19,808 1,007
Umpqua Holdings Corp 70,800 887
United Bankshares Inc/WV 28,649 859
United Community Banks Inc/GA 182,469 3,858
United Security Bancshares/Fresno CA 2,071 14
Unity Bancorp Inc 1,050 15
Univest Financial Corp 47,052 833
Valley National Bancorp 49,671 415
Veritex Holdings Inc 6,245 110
Walker & Dunlop Inc 3,598 138
Washington Trust Bancorp Inc 16,916 593
WesBanco Inc 8,995 222
West BanCorp Inc 18,485 344
Westamerica BanCorp 2,021 127
Western New England Bancorp Inc 3,309 20
Wintrust Financial Corp 27,400 1,148
$ 101,055
Beverages - 0.00%
Farmer Bros Co
(d)
1,155 11
Biotechnology - 0.55%
Abeona Therapeutics Inc
(d)
5,948 14
Acceleron Pharma Inc
(d)
967 88
Achillion Pharamceuticals Inc
(d),(f),(g)
8,433 4
Acorda Therapeutics Inc
(d)
2,715 3
Aduro Biotech Inc
(d)
461 1
Affimed NV
(d)
1,145 2
Akero Therapeutics Inc
(d),(e)
92 2
Aldeyra Therapeutics Inc
(d)
717 2
AMAG Pharmaceuticals Inc
(d),(e)
4,187 34
AnaptysBio Inc
(d)
196 3
Applied Therapeutics Inc
(d)
83 3
Aprea Therapeutics Inc
(d)
57 2
Arcus Biosciences Inc
(d)
4,038 107
Arcutis Biotherapeutics Inc
(d)
210 6
Ardelyx Inc
(d)
7,503 49
Arena Pharmaceuticals Inc
(d)
1,332 65
Assembly Biosciences Inc
(d)
3,091 54
Atreca Inc
(d)
348 5
Avid Bioservices Inc
(d)
454 3
Beam Therapeutics Inc
(d)
248 4
BioCryst Pharmaceuticals Inc
(d),(e)
1,213 5
Black Diamond Therapeutics Inc
(d)
243 9
Bridgebio Pharma Inc
(d),(e)
1,925 59
Calithera Biosciences Inc
(d)
5,343 33
Cara Therapeutics Inc
(d),(e)
404 6
CASI Pharmaceuticals Inc
(d)
336 1
CEL-SCI Corp
(d),(e)
190 3
Constellation Pharmaceuticals Inc
(d)
204 7
Dynavax Technologies Corp
(d),(e)
539 2
Emergent BioSolutions Inc
(d)
34,175 2,527
Enochian Biosciences Inc
(d)
502 2
Enzo Biochem Inc
(d)
6,508 20
Epizyme Inc
(d)
2,721 45
Evelo Biosciences Inc
(d),(e)
589 3
Exagen Inc
(d)
94 1
FibroGen Inc
(d)
1,041 38
Five Prime Therapeutics Inc
(d)
4,072 13
Geron Corp
(d)
24,856 30
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Gossamer Bio Inc
(d)
2,619 $ 34
IGM Biosciences Inc
(d),(e)
64 3
ImmunoGen Inc
(d)
8,395 34
Immunomedics Inc
(d)
2,102 64
Karuna Therapeutics Inc
(d)
248 21
Kezar Life Sciences Inc
(d)
3,197 15
Kiniksa Pharmaceuticals Ltd
(d)
58 1
Ligand Pharmaceuticals Inc
(d),(e)
1,805 178
Lineage Cell Therapeutics Inc
(d)
10,015 8
Livongo Health Inc
(d),(e)
618 25
MacroGenics Inc
(d)
2,601 19
Mersana Therapeutics Inc
(d)
4,211 38
Molecular Templates Inc
(d)
618 10
Myriad Genetics Inc
(d)
7,768 120
Neon Therapeutics Inc
(d),(e)
1,584 5
NextCure Inc
(d)
43 1
NGM Biopharmaceuticals Inc
(d)
157 3
Novavax Inc
(d)
2,479 45
Osmotica Pharmaceuticals PLC
(d),(e)
715 3
Oyster Point Pharma Inc
(d),(e)
59 2
Pacific Biosciences of California Inc
(d)
1,949 6
PDL BioPharma Inc
(d)
13,272 45
Phathom Pharmaceuticals Inc
(d),(e)
235 8
PolarityTE Inc
(d)
1,571 2
Precigen Inc
(d),(e)
5,739 21
Prevail Therapeutics Inc
(d)
283 4
Prothena Corp PLC
(d)
5,170 58
REVOLUTION Medicines Inc
(d),(e)
285 9
Rigel Pharmaceuticals Inc
(d)
1,576 3
Sangamo Therapeutics Inc
(d)
4,369 36
Solid Biosciences Inc
(d),(e)
2,388 6
SpringWorks Therapeutics Inc
(d)
109 3
Stoke Therapeutics Inc
(d)
343 7
Strongbridge Biopharma PLC
(d)
5,594 16
Synlogic Inc
(d)
1,406 3
TCR2 Therapeutics Inc
(d)
995 9
TransMedics Group Inc
(d)
168 3
Turning Point Therapeutics Inc
(d)
132 7
UNITY Biotechnology Inc
(d),(e)
488 3
VBI Vaccines Inc
(d)
778 1
Viela Bio Inc
(d),(e)
47 2
Viking Therapeutics Inc
(d),(e)
7,244 42
Vir Biotechnology Inc
(d),(e)
145 4
$ 4,182
Building Materials - 1.86%
Apogee Enterprises Inc 1,313 27
Armstrong Flooring Inc
(d)
243,240 510
Boise Cascade Co 4,434 139
Builders FirstSource Inc
(d)
237,672 4,361
Caesarstone Ltd 130,634 1,282
Cornerstone Building Brands Inc
(d)
5,916 31
Fortune Brands Home & Security Inc 47,800 2,304
Gibraltar Industries Inc
(d)
43,837 2,030
Griffon Corp 4,624 76
JELD-WEN Holding Inc
(d)
2,668 34
Louisiana-Pacific Corp 9,087 182
Masonite International Corp
(d)
17,705 1,046
Patrick Industries Inc 1,709 70
PGT Innovations Inc
(d)
5,558 57
Select Interior Concepts Inc
(d)
2,185 7
Simpson Manufacturing Co Inc 19,800 1,428
SPX Corp
(d)
1,498 57
Summit Materials Inc
(d)
8,546 129
Universal Forest Products Inc 11,016 453
$ 14,223
Chemicals - 1.51%
AdvanSix Inc
(d)
3,506 43
American Vanguard Corp 59,208 744
Cabot Corp 28,600 969

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.
256
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Element Solutions Inc
(d)
479,350 $ 4,913
Ferro Corp
(d)
1,449 14
Hawkins Inc 1,272 48
HB Fuller Co 1,244 46
Huntsman Corp 136,400 2,293
Innospec Inc 6,036 438
Intrepid Potash Inc
(d)
9,936 10
Koppers Holdings Inc
(d)
665 10
Kraton Corp
(d)
2,576 40
Kronos Worldwide Inc 3,284 31
Minerals Technologies Inc 26,699 1,176
Oil-Dri Corp of America 853 32
Orion Engineered Carbons SA 2,387 22
PolyOne Corp 14,702 342
PQ Group Holdings Inc
(d)
4,980 58
Rayonier Advanced Materials Inc 4,832 9
Sensient Technologies Corp 1,903 91
Stepan Co 1,738 166
Tronox Holdings PLC 4,587 31
Valhi Inc 5,681 5
$ 11,531
Coal - 0.21%
Advanced Emissions Solutions Inc
(e)
161 1
Arch Coal Inc 2,526 74
CONSOL Energy Inc
(d)
3,404 26
Hallador Energy Co 2,033 2
NACCO Industries Inc 450 16
Peabody Energy Corp 7,640 26
Ramaco Resources Inc
(d)
1,022 2
SunCoke Energy Inc 9,333 29
Warrior Met Coal Inc 113,017 1,418
$ 1,594
Commercial Services - 3.64%
Aaron's Inc 1,676 54
ABM Industries Inc 8,750 302
Adtalem Global Education Inc
(d)
4,963 158
American Public Education Inc
(d)
2,030 52
AMN Healthcare Services Inc
(d)
97,850 4,597
Arlo Technologies Inc
(d)
7,834 21
ASGN Inc
(d)
88,811 4,125
BG Staffing Inc 40,647 494
BrightView Holdings Inc
(d)
4,274 55
CAI International Inc
(d)
2,302 38
Cardtronics PLC
(d)
50,547 1,157
Carriage Services Inc 2,320 35
Cass Information Systems Inc 21,600 866
CBIZ Inc
(d)
4,823 115
Collectors Universe Inc 144 3
CRA International Inc 834 35
Cross Country Healthcare Inc
(d)
4,352 27
Deluxe Corp 36,190 1,019
Emerald Holding Inc 221,328 504
Ennis Inc 58,365 1,086
FTI Consulting Inc
(d)
10,803 1,376
GP Strategies Corp
(d)
67,156 535
Green Dot Corp
(d)
750 23
Hackett Group Inc/The 123 2
Heidrick & Struggles International Inc 71,795 1,611
Herc Holdings Inc
(d)
3,683 104
Hertz Global Holdings Inc
(d),(e)
128,813 520
HMS Holdings Corp
(d)
13,000 373
Huron Consulting Group Inc
(d)
1,872 105
ICF International Inc 677 50
Information Services Group Inc
(d)
3,265 8
K12 Inc
(d)
3,413 78
Kelly Services Inc 88,912 1,373
Kforce Inc 10,300 309
Korn Ferry 41,065 1,184
Laureate Education Inc
(d)
15,161 144
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
LiveRamp Holdings Inc
(d)
6,410 $ 243
Medifast Inc
(e)
9,000 683
Progyny Inc
(d),(e)
843 20
Quad/Graphics Inc 3,825 14
Resources Connection Inc 116,027 1,263
Rosetta Stone Inc
(d)
2,053 35
RR Donnelley & Sons Co 8,425 14
SEACOR Marine Holdings Inc
(d)
2,294 7
SP Plus Corp
(d)
2,905 61
Team Inc
(d)
3,438 21
Textainer Group Holdings Ltd
(d)
6,806 60
TrueBlue Inc
(d)
78,622 1,221
Vectrus Inc
(d)
29,052 1,511
WW International Inc
(d)
4,396 112
$ 27,803
Computers - 4.45%
3D Systems Corp
(d)
10,902 93
CACI International Inc
(d)
32,595 8,153
Conduent Inc
(d)
20,846 52
Cubic Corp 2,566 98
CyberArk Software Ltd
(d)
22,700 2,242
Diebold Nixdorf Inc
(d)
4,282 21
Insight Enterprises Inc
(d)
197,540 10,725
Lumentum Holdings Inc
(d)
58,337 4,719
MTS Systems Corp 1,763 37
NetScout Systems Inc
(d)
6,649 176
OneSpan Inc
(d)
958 16
Perspecta Inc 17,521 378
Ping Identity Holding Corp
(d),(e)
120 3
Science Applications International Corp 60,575 4,947
SecureWorks Corp
(d)
757 9
StarTek Inc
(d)
1,749 7
Stratasys Ltd
(d),(e)
4,956 88
Super Micro Computer Inc
(d)
54,200 1,241
Sykes Enterprises Inc
(d)
5,875 168
Unisys Corp
(d)
69,775 879
$ 34,052
Consumer Products - 0.17%
ACCO Brands Corp 142,044 1,051
Central Garden & Pet Co
(d)
1,409 46
Central Garden & Pet Co - A Shares
(d)
6,107 186
Quanex Building Products Corp 4,232 53
$ 1,336
Cosmetics & Personal Care - 0.03%
Edgewell Personal Care Co
(d)
7,751 214
elf Beauty Inc
(d)
2,900 38
$ 252
Distribution & Wholesale - 1.20%
Anixter International Inc
(d)
17,202 1,597
Fossil Group Inc
(d)
306,200 1,213
G-III Apparel Group Ltd
(d)
66,968 759
H&E Equipment Services Inc 1,004 16
Resideo Technologies Inc
(d)
198,900 1,020
ScanSource Inc
(d)
54,506 1,413
Systemax Inc 535 11
Titan Machinery Inc
(d)
2,171 20
Triton International Ltd/Bermuda 7,244 224
Veritiv Corp
(d)
1,325 12
Watsco Inc 14,675 2,363
WESCO International Inc
(d)
21,564 558
$ 9,206
Diversified Financial Services - 4.23%
AllianceBernstein Holding LP 25,452 596
Altisource Portfolio Solutions SA
(d)
606 5
Arlington Asset Investment Corp 5,280 15
Artisan Partners Asset Management Inc 71,375 2,101
B Riley Financial Inc 2,626 52
Blucora Inc
(d)
4,120 58
Boston Private Financial Holdings Inc 148,860 1,132

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.
257
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Brightsphere Investment Group Inc 91,385 $ 677
Calamos Asset Management, Inc
(d),(f),(g)
32,006 —
Columbia Financial Inc
(d)
5,030 71
Cowen Inc 81,639 894
Diamond Hill Investment Group Inc 58 6
Elevate Credit Inc
(d)
1,051 2
Ellington Financial Inc 5,564 58
Encore Capital Group Inc
(d)
4,944 128
Enova International Inc
(d)
26,985 433
Evercore Inc - Class A 11,000 568
EZCORP Inc
(d)
6,874 38
Federal Agricultural Mortgage Corp 10,956 730
GAIN Capital Holdings Inc 83,500 546
GAMCO Investors Inc 20,565 266
Greenhill & Co Inc 76,899 821
Hannon Armstrong Sustainable Infrastructure
Capital Inc
8,413 235
INTL. FCStone Inc
(d)
23,693 947
LendingClub Corp
(d)
6,692 51
LPL Financial Holdings Inc 84,175 5,069
Marlin Business Services Corp 816 9
MMA Capital Holdings Inc
(d)
685 17
Moelis & Co 90,732 2,710
Mr Cooper Group Inc
(d)
3,836 37
Navient Corp 112,750 859
Nelnet Inc 2,716 131
NewStar Financial Inc
(d),(g),(h)
52,106 13
On Deck Capital Inc
(d)
6,270 8
Oportun Financial Corp
(d)
370 3
Oppenheimer Holdings Inc 30,268 623
PennyMac Financial Services Inc 45,716 1,379
Piper Sandler Cos 2,252 121
PJT Partners Inc 972 47
PRA Group Inc
(d)
4,286 119
Regional Management Corp
(d)
608 10
Sculptor Capital Management Inc 42,027 616
SLM Corp 106,100 885
Stifel Financial Corp 43,412 1,922
Virtu Financial Inc 200,100 4,677
Virtus Investment Partners Inc 11,053 898
Waddell & Reed Financial Inc 58,975 858
Westwood Holdings Group Inc 39,292 905
World Acceptance Corp
(d)
290 20
$ 32,366
Electric - 2.16%
ALLETE Inc 30,594 1,762
Atlantic Power Corp
(d),(e)
5,091 10
Avista Corp 56,342 2,426
Black Hills Corp 8,144 504
Charah Solutions Inc
(d)
1,026 2
Clearway Energy Inc - Class A 63,893 1,194
Clearway Energy Inc - Class C 12,097 242
El Paso Electric Co 26,394 1,795
Genie Energy Ltd 1,125 9
MGE Energy Inc 8,707 563
NorthWestern Corp 26,224 1,513
Ormat Technologies Inc 2,420 151
Otter Tail Corp 35,242 1,564
PNM Resources Inc 50,327 2,037
Portland General Electric Co 55,138 2,580
Unitil Corp 2,668 134
$ 16,486
Electrical Components & Equipment - 0.83%
Acuity Brands Inc 5,700 493
Belden Inc 37,020 1,265
Encore Wire Corp 8,882 407
Energizer Holdings Inc 24,300 947
EnerSys 24,324 1,420
Graham Corp 38,234 501
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment (continued)
Insteel Industries Inc 74,582 $ 1,311
Powell Industries Inc 1,256 32
$ 6,376
Electronics - 2.78%
Applied Optoelectronics Inc
(d),(e)
1,978 21
Bel Fuse Inc 1,308 10
Benchmark Electronics Inc 6,397 132
Brady Corp 150,226 6,540
Comtech Telecommunications Corp 3,090 57
FARO Technologies Inc
(d)
131 7
Fitbit Inc
(d)
16,942 113
GoPro Inc
(d),(e)
1,445 5
II-VI Inc
(d)
3,062 105
KEMET Corp 5,436 147
Kimball Electronics Inc
(d)
71,128 962
Knowles Corp
(d)
12,305 191
NVE Corp 6,061 345
Plexus Corp
(d)
19,466 1,221
Sanmina Corp
(d)
79,757 2,212
SMART Global Holdings Inc
(d)
1,862 47
Stoneridge Inc
(d)
2,992 60
Tech Data Corp
(d)
9,270 1,304
TTM Technologies Inc
(d)
9,275 108
Vishay Intertechnology Inc 78,046 1,294
Vishay Precision Group Inc
(d)
383 9
Watts Water Technologies Inc 68,979 5,684
ZAGG Inc
(d)
209,710 692
$ 21,266
Energy - Alternate Sources - 0.41%
Clean Energy Fuels Corp
(d)
18,191 39
FutureFuel Corp 67,904 705
Green Plains Inc
(e)
4,046 24
Renewable Energy Group Inc
(d)
41,323 1,025
REX American Resources Corp
(d)
20,917 1,244
Sunnova Energy International Inc
(d)
2,835 36
SunPower Corp
(d),(e)
6,952 51
TerraForm Power Inc 2,177 38
$ 3,162
Engineering & Construction - 1.37%
Aegion Corp
(d)
2,880 46
Arcosa Inc 55,404 2,065
Comfort Systems USA Inc 20,100 669
Concrete Pumping Holdings Inc
(d)
2,714 8
Construction Partners Inc
(d)
1,423 26
Dycom Industries Inc
(d)
592 19
EMCOR Group Inc 10,609 674
Fluor Corp 139,100 1,627
Granite Construction Inc 3,786 62
Great Lakes Dredge & Dock Corp
(d)
96,327 852
IES Holdings Inc
(d)
747 15
KBR Inc 18,823 381
Mistras Group Inc
(d)
1,907 9
MYR Group Inc
(d)
36,469 1,094
Primoris Services Corp 57,808 903
Star Group LP 86,402 683
Sterling Construction Co Inc
(d)
58,807 581
Tutor Perini Corp
(d)
98,740 691
VSE Corp 1,090 21
WillScot Corp
(d)
3,710 43
$ 10,469
Entertainment - 0.36%
AMC Entertainment Holdings Inc
(e)
5,967 29
Eros International PLC
(d),(e)
9,452 24
Golden Entertainment Inc
(d)
825 8
Marriott Vacations Worldwide Corp 4,405 366
Monarch Casino & Resort Inc
(d)
268 9
Penn National Gaming Inc
(d)
9,140 163
RCI Hospitality Holdings Inc 997 12
Reading International Inc
(d)
1,933 8

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.
258
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Scientific Games Corp
(d)
95,125 $ 1,200
Twin River Worldwide Holdings Inc
(e)
56,900 898
$ 2,717
Environmental Control - 0.06%
Advanced Disposal Services Inc
(d)
297 10
CECO Environmental Corp
(d)
3,693 20
Heritage-Crystal Clean Inc
(d)
712 13
Tetra Tech Inc 5,730 431
$ 474
Food - 1.12%
B&G Foods Inc
(e)
5,370 104
BellRing Brands Inc
(d)
1,553 27
Cal-Maine Foods Inc
(d)
3,000 125
Hostess Brands Inc
(d)
147,304 1,771
Ingles Markets Inc 2,621 107
Lancaster Colony Corp 4,272 575
Landec Corp
(d)
3,209 36
Nathan's Famous Inc 272 15
Natural Grocers by Vitamin Cottage Inc 1,288 15
Performance Food Group Co
(d)
91,750 2,693
Sanderson Farms Inc 334 45
Seneca Foods Corp - Class A
(d)
965 35
Simply Good Foods Co/The
(d)
7,850 148
SpartanNash Co 49,919 856
Tootsie Roll Industries Inc
(e)
147 5
United Natural Foods Inc
(d)
5,010 53
Village Super Market Inc 39,735 954
Weis Markets Inc 20,313 1,017
$ 8,581
Forest Products & Paper - 0.29%
Clearwater Paper Corp
(d)
1,983 47
Domtar Corp 35,800 836
Mercer International Inc 99,500 1,003
Neenah Inc 790 39
PH Glatfelter Co 4,100 60
Schweitzer-Mauduit International Inc 4,577 147
Verso Corp
(d)
4,013 56
$ 2,188
Gas - 2.71%
New Jersey Resources Corp 8,312 281
Northwest Natural Holding Co 2,443 159
ONE Gas Inc 13,169 1,049
RGC Resources Inc 1,158 29
South Jersey Industries Inc 43,271 1,237
Southwest Gas Holdings Inc 131,000 9,930
Spire Inc 110,490 8,062
$ 20,747
Hand & Machine Tools - 0.60%
Franklin Electric Co Inc 73,583 3,738
Hurco Cos Inc 735 24
Kennametal Inc 32,478 832
Luxfer Holdings PLC 233 3
$ 4,597
Healthcare - Products - 2.52%
Alphatec Holdings Inc
(d)
524 2
AngioDynamics Inc
(d)
4,915 51
Apyx Medical Corp
(d)
3,627 12
Avanos Medical Inc
(d)
4,513 140
Bruker Corp 94,500 3,716
CareDx Inc
(d)
125 3
Castle Biosciences Inc
(d)
16,957 525
Cerus Corp
(d)
1,975 12
Globus Medical Inc
(d)
49,950 2,371
Hanger Inc
(d)
90,669 1,665
Integer Holdings Corp
(d)
10,390 773
Integra LifeSciences Holdings Corp
(d)
133,375 6,809
Invacare Corp 4,319 33
Lantheus Holdings Inc
(d)
112,257 1,465
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
LeMaitre Vascular Inc 293 $ 8
LivaNova PLC
(d)
1,595 85
Luminex Corp 3,957 143
Meridian Bioscience Inc
(d)
4,947 59
NanoString Technologies Inc
(d)
230 7
OraSure Technologies Inc
(d)
8,041 128
Orthofix Medical Inc
(d)
1,047 37
Patterson Cos Inc 60,398 1,104
RTI Surgical Holdings Inc
(d)
7,360 20
SeaSpine Holdings Corp
(d)
2,609 27
Utah Medical Products Inc 91 8
Varex Imaging Corp
(d)
3,292 86
$ 19,289
Healthcare - Services - 0.55%
American Renal Associates Holdings Inc
(d)
1,222 9
Brookdale Senior Living Inc
(d)
17,251 62
Cellular Biomedicine Group Inc
(d)
479 7
Community Health Systems Inc
(d)
10,663 32
Magellan Health Inc
(d)
25,428 1,544
MEDNAX Inc
(d)
81,400 1,182
National HealthCare Corp 1,652 113
OPKO Health Inc
(d),(e)
46,533 103
Personalis Inc
(d),(e)
280 3
Surgery Partners Inc
(d)
2,501 30
Syneos Health Inc
(d)
7,274 406
Tenet Healthcare Corp
(d)
1,673 34
Tivity Health Inc
(d),(e)
6,344 57
Triple-S Management Corp
(d)
34,521 584
$ 4,166
Home Builders - 1.56%
Beazer Homes USA Inc
(d)
3,649 26
Century Communities Inc
(d)
47,306 1,013
Forestar Group Inc
(d)
2,167 29
Green Brick Partners Inc
(d)
20,829 185
KB Home 9,469 248
LGI Homes Inc
(d)
15,411 934
M/I Homes Inc
(d)
14,075 358
MDC Holdings Inc 119,313 3,490
Meritage Homes Corp
(d)
49,287 2,591
Taylor Morrison Home Corp
(d)
74,575 1,085
Thor Industries Inc 14,200 940
TRI Pointe Group Inc
(d)
81,712 938
Winnebago Industries Inc 1,927 86
$ 11,923
Home Furnishings - 0.52%
Daktronics Inc 4,865 22
Ethan Allen Interiors Inc 110,138 1,245
Flexsteel Industries Inc 23,969 231
Hamilton Beach Brands Holding Co 28,800 380
Hooker Furniture Corp 67,428 1,011
iRobot Corp
(d),(e)
16,800 1,024
Purple Innovation Inc
(d)
979 10
Sleep Number Corp
(d)
817 24
Universal Electronics Inc
(d)
95 4
$ 3,951
Housewares - 0.00%
Lifetime Brands Inc 1,488 8
Tupperware Brands Corp
(e)
6,057 20
$ 28
Insurance - 6.40%
Ambac Financial Group Inc
(d)
79,197 1,362
American Equity Investment Life Holding Co 88,317 1,857
AMERISAFE Inc 17,986 1,145
Argo Group International Holdings Ltd 17,014 602
CNO Financial Group Inc 108,040 1,519
Crawford & Co 401 3
Donegal Group Inc 1,316 19
Employers Holdings Inc 46,615 1,415
Enstar Group Ltd
(d)
5,325 770

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.
259
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Essent Group Ltd 30,429 $ 831
FBL Financial Group Inc 8,834 345
FedNat Holding Co 760 9
FGL Holdings 114,258 1,186
First American Financial Corp 57,200 2,638
Genworth Financial Inc 67,456 245
Global Indemnity Ltd 22,543 554
Hallmark Financial Services Inc
(d)
1,416 6
Hanover Insurance Group Inc/The 62,900 6,314
HCI Group Inc 805 34
Heritage Insurance Holdings Inc 3,436 39
Horace Mann Educators Corp 40,631 1,428
Independence Holding Co 588 16
Investors Title Co 177 24
James River Group Holdings Ltd 1,588 56
MBIA Inc
(d)
130,899 1,065
MGIC Investment Corp 664,675 4,859
National General Holdings Corp 29,289 558
National Western Life Group Inc 5,814 1,120
NI Holdings Inc
(d)
1,332 18
Old Republic International Corp 387,525 6,181
ProAssurance Corp 57,839 1,237
ProSight Global Inc
(d)
727 6
Radian Group Inc 89,727 1,344
Safety Insurance Group Inc 1,453 122
Selective Insurance Group Inc 118,346 5,933
State Auto Financial Corp 15,343 385
Stewart Information Services Corp 43,202 1,377
Third Point Reinsurance Ltd
(d)
153,783 1,144
Tiptree Inc 3,529 23
United Fire Group Inc 36,490 1,044
Universal Insurance Holdings Inc 3,700 68
$ 48,901
Internet - 0.33%
Cars.com Inc
(d)
7,539 39
DHI Group Inc
(d)
6,278 18
ePlus Inc
(d)
5,808 411
HealthStream Inc
(d)
2,560 58
Limelight Networks Inc
(d)
6,497 33
Meet Group Inc/The
(d)
3,386 21
NIC Inc 44,835 1,086
Rubicon Project Inc/The
(d)
1,957 14
Stamps.com Inc
(d)
5,463 865
Stitch Fix Inc
(d),(e)
349 6
TrueCar Inc
(d)
2,503 6
$ 2,557
Investment Companies - 0.07%
Altus Midstream Co
(d),(e)
631,600 480
Medallion Financial Corp
(d)
2,576 8
Rafael Holdings Inc
(d)
1,017 14
$ 502
Iron & Steel - 0.29%
Allegheny Technologies Inc
(d)
18,408 138
Carpenter Technology Corp 6,696 149
Cleveland-Cliffs Inc
(e)
207,503 909
Commercial Metals Co 42,333 674
Schnitzer Steel Industries Inc 21,352 333
$ 2,203
Leisure Products & Services - 0.34%
Acushnet Holdings Corp 3,320 91
Callaway Golf Co 9,020 129
Camping World Holdings Inc
(e)
61,100 542
Clarus Corp 1,355 14
Escalade Inc 2,034 17
Harley-Davidson Inc 26,500 579
Johnson Outdoors Inc 16,245 1,111
OneSpaWorld Holdings Ltd 4,887 32
Vista Outdoor Inc
(d)
5,431 55
$ 2,570
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0.15%
BBX Capital Corp 7,981 $ 17
Bluegreen Vacations Corp 1,348 7
Boyd Gaming Corp 2,141 36
Century Casinos Inc
(d)
3,569 16
Hilton Grand Vacations Inc
(d)
46,307 954
Marcus Corp/The 2,799 41
St Joe Co/The
(d)
3,155 58
$ 1,129
Machinery - Construction & Mining - 0.36%
Argan Inc 221 8
Astec Industries Inc 28,380 1,139
Hyster-Yale Materials Handling Inc 14,194 554
Manitowoc Co Inc/The
(d)
104,378 962
Terex Corp 3,290 50
$ 2,713
Machinery - Diversified - 1.56%
Alamo Group Inc 45,378 4,467
Albany International Corp 44,600 2,281
Altra Industrial Motion Corp 8,863 247
Cactus Inc 60,100 1,069
Columbus McKinnon Corp/NY 1,819 49
Crane Co 9,900 539
CSW Industrials Inc 4,600 305
DXP Enterprises Inc/TX
(d)
58,430 872
Gencor Industries Inc
(d)
842 10
Gorman-Rupp Co/The 1,345 40
GrafTech International Ltd 162,200 1,317
Ichor Holdings Ltd
(d)
2,264 56
Lindsay Corp 694 62
Mueller Water Products Inc - Class A 40,652 386
NN Inc
(d)
5,762 20
SPX FLOW Inc
(d)
5,911 193
$ 11,913
Media - 1.64%
Cumulus Media Inc
(d)
1,628 7
Entercom Communications Corp 14,784 18
Entravision Communications Corp 330,296 482
EW Scripps Co/The 6,748 55
Gannett Co Inc 14,350 16
Gray Television Inc
(d)
8,306 96
Hemisphere Media Group Inc
(d)
196 2
Houghton Mifflin Harcourt Co
(d)
12,503 20
Lee Enterprises Inc
(d)
6,516 6
Liberty Latin America Ltd - Class A
(d)
7,167 77
Liberty Latin America Ltd - Class C
(d)
14,912 154
Media General Inc - Rights
(d),(f),(g)
15,053 1
Meredith Corp 25,677 381
MSG Networks Inc
(d)
107,845 1,281
Nexstar Media Group Inc 44,175 3,094
Saga Communications Inc 494 14
Scholastic Corp 4,308 125
Sinclair Broadcast Group Inc 100,650 1,777
TEGNA Inc 457,470 4,904
Tribune Publishing Co 2,226 19
WideOpenWest Inc
(d)
3,399 20
$ 12,549
Metal Fabrication & Hardware - 0.62%
AZZ Inc 30,352 952
CIRCOR International Inc
(d)
2,606 39
Eastern Co/The 818 15
LB Foster Co
(d)
1,282 18
Mueller Industries Inc 30,358 786
Northwest Pipe Co
(d)
1,432 35
Olympic Steel Inc 1,073 10
Park-Ohio Holdings Corp 1,065 19
Rexnord Corp 32,282 880
Ryerson Holding Corp
(d)
261 1
Synalloy Corp
(d)
852 8
TimkenSteel Corp
(d)
4,113 11

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.
260
COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware (continued)
Tredegar Corp 3,511 $ 58
Valmont Industries Inc 8,255 968
Worthington Industries Inc 35,192 931
$ 4,731
Mining - 0.40%
Century Aluminum Co
(d)
213,138 928
Coeur Mining Inc
(d)
22,778 96
Contura Energy Inc
(d)
2,049 8
Covia Holdings Corp
(d)
5,142 3
Energy Fuels Inc/Canada
(d)
11,265 20
Gold Resource Corp 7,505 31
Hecla Mining Co 47,034 124
Kaiser Aluminum Corp 8,399 606
Livent Corp
(d)
189,158 1,172
Novagold Resources Inc
(d)
6,715 75
Pan American Silver Corp
(d)
11,857 6
$ 3,069
Miscellaneous Manufacturers - 2.32%
American Outdoor Brands Corp
(d)
58,128 550
Enerpac Tool Group Corp 2,741 47
EnPro Industries Inc 27,571 1,251
ESCO Technologies Inc 113 9
Fabrinet
(d)
110,932 6,961
Federal Signal Corp 96,210 2,591
Haynes International Inc 1,786 39
Hillenbrand Inc 61,734 1,293
Lydall Inc
(d)
2,162 24
Materion Corp 1,158 60
NL Industries Inc 2,299 8
Standex International Corp 1,882 94
Sturm Ruger & Co Inc 67 4
Trinity Industries Inc 176,250 3,400
Trinseo SA 68,843 1,407
$ 17,738
Office & Business Equipment - 0.00%
Pitney Bowes Inc 10,574 37
Office Furnishings - 0.29%
CompX International Inc 259 4
Herman Miller Inc 8,628 194
HNI Corp 1,925 47
Interface Inc 101,480 938
Kimball International Inc 606 7
Knoll Inc 27,055 315
Steelcase Inc 62,547 685
$ 2,190
Oil & Gas - 2.29%
Abraxas Petroleum Corp
(d)
12,025 4
Amplify Energy Corp 1,728 2
Berry Corp 234,447 805
Bonanza Creek Energy Inc
(d)
70,425 1,229
Brigham Minerals Inc 613 8
California Resources Corp
(d),(e)
5,452 15
Callon Petroleum Co
(d)
43,037 40
CNX Resources Corp
(d)
17,740 188
Comstock Resources Inc
(d)
2,387 18
CVR Energy Inc
(e)
3,436 82
Delek US Holdings Inc 59,026 1,378
Denbury Resources Inc
(d)
49,490 18
Earthstone Energy Inc
(d)
347,534 803
Evolution Petroleum Corp 393 1
Falcon Minerals Corp 4,047 10
Goodrich Petroleum Corp
(d)
370 3
Kosmos Energy Ltd 1,323,571 2,184
Laredo Petroleum Inc
(d)
21,361 23
Magnolia Oil & Gas Corp
(d)
201,281 1,302
Mammoth Energy Services Inc 1,687 1
Matador Resources Co
(d),(e)
11,734 83
Montage Resources Corp
(d)
3,671 25
Murphy USA Inc
(d)
16,559 1,768
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Nabors Industries Ltd
(e)
703 $ 10
Noble Corp PLC
(d)
25,462 7
Northern Oil and Gas Inc
(d),(e)
36,220 30
Oasis Petroleum Inc
(d)
31,738 22
Panhandle Oil and Gas Inc 2,174 9
Par Pacific Holdings Inc
(d)
36,858 358
Parsley Energy Inc 239,525 2,264
PBF Energy Inc 40,700 464
PDC Energy Inc
(d)
90,319 1,174
Penn Virginia Corp
(d)
1,316 8
PrimeEnergy Resources Corp
(d)
24 2
ProPetro Holding Corp
(d)
169,629 719
QEP Resources Inc 23,610 23
Range Resources Corp
(e)
191,900 1,119
SandRidge Energy Inc
(d)
3,759 7
SilverBow Resources Inc
(d)
836 5
Southwestern Energy Co
(d)
315,505 1,020
Talos Energy Inc
(d)
16,801 191
Trecora Resources
(d)
2,470 15
W&T Offshore Inc
(d)
10,677 30
$ 17,467
Oil & Gas Services - 1.48%
Apergy Corp
(d),(e)
104,400 962
Archrock Inc 20,103 97
Dril-Quip Inc
(d)
3,369 112
Era Group Inc
(d)
2,508 13
Exterran Corp
(d)
4,057 28
Forum Energy Technologies Inc
(d)
9,713 4
Frank's International NV
(d)
520,250 1,264
FTS International Inc
(d)
1,504 1
Geospace Technologies Corp
(d)
1,457 9
Helix Energy Solutions Group Inc
(d)
18,091 46
Independence Contract Drilling Inc
(d)
199 2
KLX Energy Services Holdings Inc
(d)
3,382 4
Liberty Oilfield Services Inc 270,368 1,276
Matrix Service Co
(d)
82,644 863
MRC Global Inc
(d)
201,659 1,081
National Energy Services Reunited Corp
(d)
2,745 14
National Oilwell Varco Inc 43,200 546
Natural Gas Services Group Inc
(d)
1,269 8
NCS Multistage Holdings Inc
(d)
1,406 1
Newpark Resources Inc
(d)
10,136 15
NexTier Oilfield Solutions Inc
(d)
489,291 1,135
Nine Energy Service Inc
(d)
842 1
NOW Inc
(d)
10,121 62
Oceaneering International Inc
(d)
12,385 64
Oil States International Inc
(d)
5,899 20
RPC Inc
(e)
348,247 1,187
Select Energy Services Inc
(d)
121,714 584
Seventy Seven Energy Inc
(d),(f),(g)
16,216 —
Smart Sand Inc
(d),(e)
2,222 2
Solaris Oilfield Infrastructure Inc 125,100 856
TETRA Technologies Inc
(d)
14,113 7
Thermon Group Holdings Inc
(d)
69,015 1,055
US Silica Holdings Inc 9,002 17
US Well Services Inc
(d)
838 —
$ 11,336
Packaging & Containers - 0.11%
Greif Inc - Class A 3,778 128
Greif Inc - Class B 805 32
Matthews International Corp 4,276 102
Silgan Holdings Inc 13,400 462
TriMas Corp
(d)
4,219 101
UFP Technologies Inc
(d)
789 34
$ 859
Pharmaceuticals - 1.82%
Adamas Pharmaceuticals Inc
(d)
2,002 6
Aeglea BioTherapeutics Inc
(d)
2,258 18
Akebia Therapeutics Inc
(d)
14,470 117

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.
261
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Akorn Inc
(d)
11,693 $ 2
Anika Therapeutics Inc
(d)
33,020 1,097
Artana Therapeutics
(d),(f),(g)
581 —
Assertio Therapeutics Inc
(d)
8,987 8
cbdMD Inc
(d)
4,844 5
Chimerix Inc
(d)
6,826 16
Coherus Biosciences Inc
(d)
75,207 1,248
Concert Pharmaceuticals Inc
(d)
2,932 29
Cyclerion Therapeutics Inc
(d)
79 —
Cytokinetics Inc
(d)
274 4
Endo International PLC
(d)
20,204 93
G1 Therapeutics Inc
(d)
1,465 19
Gritstone Oncology Inc
(d)
2,362 17
Harpoon Therapeutics Inc
(d)
230 3
Intellia Therapeutics Inc
(d),(e)
1,219 16
Intra-Cellular Therapies Inc
(d)
2,519 45
Jounce Therapeutics Inc
(d)
2,049 10
Lannett Co Inc
(d)
4,460 43
Mallinckrodt PLC
(d),(e)
10,306 42
Minerva Neurosciences Inc
(d)
229 2
Nature's Sunshine Products Inc
(d)
1,160 10
Option Care Health Inc
(d)
3,264 47
Owens & Minor Inc 7,752 55
PRA Health Sciences Inc
(d)
84,525 8,157
Prestige Consumer Healthcare Inc
(d)
6,500 265
Principia Biopharma Inc
(d)
112 7
Protagonist Therapeutics Inc
(d)
983 7
Reata Pharmaceuticals Inc
(d)
1,242 196
Revance Therapeutics Inc
(d)
554 10
Spectrum Pharmaceuticals Inc
(d)
738 2
Spero Therapeutics Inc
(d)
1,132 14
Sutro Biopharma Inc
(d)
899 9
Taro Pharmaceutical Industries Ltd
(d)
17,300 1,196
TG Therapeutics Inc
(d)
1,057 12
USANA Health Sciences Inc
(d)
12,300 1,097
Verrica Pharmaceuticals Inc
(d),(e)
819 10
$ 13,934
Pipelines - 0.19%
CNX Midstream Partners LP 82,900 626
Noble Midstream Partners LP 51,300 376
Oasis Midstream Partners LP 74,600 477
$ 1,479
Private Equity - 0.17%
Kennedy-Wilson Holdings Inc 9,146 129
Victory Capital Holdings Inc
(e)
76,139 1,149
$ 1,278
Real Estate - 1.01%
American Realty Investors Inc
(d)
606 5
Consolidated-Tomoka Land Co 718 30
Cushman & Wakefield PLC
(d)
294,338 3,583
FRP Holdings Inc
(d)
885 38
Griffin Industrial Realty Inc 247 10
Legacy Housing Corp
(d)
637 6
Marcus & Millichap Inc
(d)
114,365 3,322
Maui Land & Pineapple Co Inc
(d)
289 3
McGrath RentCorp 1,268 69
Newmark Group Inc 9,052 35
RE/MAX Holdings Inc 19,322 508
Realogy Holdings Corp
(e)
14,506 63
Safehold Inc 1,154 67
Stratus Properties Inc
(d)
795 13
Transcontinental Realty Investors Inc
(d)
116 2
$ 7,754
REITs - 4.60%
Acadia Realty Trust 8,020 99
AG Mortgage Investment Trust Inc 4,804 15
Agree Realty Corp 5,345 348
Alexander & Baldwin Inc 6,556 86
American Finance Trust Inc 15,343 118
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Anworth Mortgage Asset Corp 12,847 $ 22
Apollo Commercial Real Estate Finance Inc 24,511 200
Ares Commercial Real Estate Corp 4,363 34
Armada Hoffler Properties Inc 7,978 77
ARMOUR Residential REIT Inc 10,097 89
Blackstone Mortgage Trust Inc 17,248 406
Braemar Hotels & Resorts Inc 3,393 11
BRT Apartments Corp 1,310 13
Capstead Mortgage Corp 12,084 63
CareTrust REIT Inc 4,330 71
CatchMark Timber Trust Inc 6,270 49
Cedar Realty Trust Inc 7,956 8
Chatham Lodging Trust 6,228 47
Cherry Hill Mortgage Investment Corp 2,158 15
CIM Commercial Trust Corp 1,604 16
City Office REIT Inc 6,818 69
Colony Capital Inc 356,014 822
Colony Credit Real Estate Inc 131,491 633
Community Healthcare Trust Inc 82,776 3,080
CoreCivic Inc 69,344 910
CorEnergy Infrastructure Trust Inc 1,780 22
DiamondRock Hospitality Co 30,418 190
Diversified Healthcare Trust 22,646 70
Dynex Capital Inc 2,702 39
Easterly Government Properties Inc 5,402 145
Essential Properties Realty Trust Inc 11,982 176
Exantas Capital Corp 3,194 9
Farmland Partners Inc 3,119 20
First Industrial Realty Trust Inc 38,480 1,453
Franklin Street Properties Corp 9,405 51
Front Yard Residential Corp 4,657 53
Getty Realty Corp 4,974 135
Gladstone Commercial Corp 2,959 47
Gladstone Land Corp 2,484 33
Global Medical REIT Inc 4,942 51
Global Net Lease Inc 8,599 124
Granite Point Mortgage Trust Inc 7,752 39
Great Ajax Corp 120,279 1,046
Healthcare Realty Trust Inc 26,857 789
Hersha Hospitality Trust 5,034 26
Independence Realty Trust Inc 13,747 138
Industrial Logistics Properties Trust 9,640 180
Invesco Mortgage Capital Inc 149,110 453
Investors Real Estate Trust 1,881 118
iStar Inc 5,423 54
Jernigan Capital Inc 2,930 39
Kite Realty Group Trust 12,662 130
KKR Real Estate Finance Trust Inc 3,264 52
Ladder Capital Corp 13,122 104
Lexington Realty Trust 64,026 669
LTC Properties Inc 36,461 1,298
Mack-Cali Realty Corp 8,367 135
Monmouth Real Estate Investment Corp 7,517 102
National Health Investors Inc 27,186 1,497
New Senior Investment Group Inc 5,923 20
New York Mortgage Trust Inc 48,159 105
Office Properties Income Trust 22,587 619
One Liberty Properties Inc 2,120 33
Orchid Island Capital Inc 9,025 36
Pebblebrook Hotel Trust 127,493 1,510
Pennsylvania Real Estate Investment Trust 4,759 5
PennyMac Mortgage Investment Trust 16,158 168
Physicians Realty Trust 223,656 3,449
Piedmont Office Realty Trust Inc 112,981 1,960
PotlatchDeltic Corp 6,208 218
Preferred Apartment Communities Inc 6,157 46
Ready Capital Corp 4,364 29
Redwood Trust Inc 14,567 60
Retail Opportunity Investments Corp 16,872 164

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.
262
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Retail Value Inc 1,739 $ 25
Rexford Industrial Realty Inc 14,310 583
RLJ Lodging Trust 25,052 233
RPT Realty 13,572 93
Sabra Health Care REIT Inc 26,716 342
Saul Centers Inc 80 3
Seritage Growth Properties
(d)
55,413 586
STAG Industrial Inc 225,699 5,924
Summit Hotel Properties Inc 13,326 81
Sunstone Hotel Investors Inc 83,099 764
Terreno Realty Corp 5,575 306
TPG RE Finance Trust Inc 6,667 51
UMH Properties Inc 714 9
Universal Health Realty Income Trust 553 59
Urban Edge Properties 10,695 123
Urstadt Biddle Properties Inc 3,893 57
Washington Real Estate Investment Trust 20,427 476
Western Asset Mortgage Capital Corp 6,167 19
Whitestone REIT 5,127 35
Xenia Hotels & Resorts Inc 16,303 158
$ 35,137
Retail - 5.25%
Abercrombie & Fitch Co 6,159 65
American Eagle Outfitters Inc 114,275 909
Asbury Automotive Group Inc
(d)
7,073 477
At Home Group Inc
(d),(e)
5,476 13
Barnes & Noble Education Inc
(d)
4,221 8
Bassett Furniture Industries Inc 1,228 8
Beacon Roofing Supply Inc
(d)
6,393 141
Bed Bath & Beyond Inc
(e)
62,406 386
Big Lots Inc 25,774 604
Biglari Holdings Inc
(d)
28 2
BJ's Wholesale Club Holdings Inc
(d)
22,325 588
BlueLinx Holdings Inc
(d),(e)
1,177 6
BMC Stock Holdings Inc
(d)
30,630 651
Brinker International Inc 22,112 515
Buckle Inc/The
(e)
4,446 68
Caleres Inc 4,755 39
Cannae Holdings Inc
(d)
6,925 218
Cato Corp/The 3,004 34
Chico's FAS Inc 13,736 21
Chuy's Holdings Inc
(d)
1,593 27
Citi Trends Inc 1,416 16
Conn's Inc
(d)
2,421 16
Container Store Group Inc/The
(d)
2,091 4
Del Taco Restaurants Inc
(d)
3,208 19
Denny's Corp
(d)
1,871 21
Designer Brands Inc 119,704 760
Dillard's Inc
(e)
7,965 235
Dine Brands Global Inc 851 38
Duluth Holdings Inc
(d),(e)
67,200 269
El Pollo Loco Holdings Inc
(d),(e)
2,697 33
Express Inc
(d)
7,689 16
Fiesta Restaurant Group Inc
(d)
2,564 19
FirstCash Inc 66,476 4,776
Foundation Building Materials Inc
(d)
1,852 22
Genesco Inc
(d)
42,301 801
GMS Inc
(d)
4,220 78
GNC Holdings Inc
(d),(e)
10,040 6
Group 1 Automotive Inc 48,473 2,743
Guess? Inc 5,782 54
Haverty Furniture Cos Inc 61,667 835
Hibbett Sports Inc
(d)
97,476 1,504
Hudson Ltd
(d)
3,941 19
J Alexander's Holdings Inc
(d)
1,532 8
Jack in the Box Inc 1,859 112
JC Penney Co Inc
(d),(e)
34,695 9
La-Z-Boy Inc 43,323 1,016
Lithia Motors Inc 9,012 996
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Lumber Liquidators Holdings Inc
(d),(e)
2,847 $ 20
MarineMax Inc
(d)
2,522 36
Michaels Cos Inc/The
(d),(e)
10,388 32
Movado Group Inc 114,595 1,181
Nu Skin Enterprises Inc 44,300 1,294
Office Depot Inc 563,270 1,250
Papa John's International Inc 191 14
PC Connection Inc 19,102 878
PetMed Express Inc
(e)
35,232 1,394
PriceSmart Inc 3,042 193
Red Robin Gourmet Burgers Inc
(d),(e)
1,395 20
Regis Corp
(d)
19,900 247
RH
(d)
7,983 1,148
Rite Aid Corp
(d),(e)
5,184 74
Rush Enterprises Inc - Class A 140,005 5,251
Rush Enterprises Inc - Class B 623 22
Sally Beauty Holdings Inc
(d)
15,927 155
Shoe Carnival Inc 1,381 33
Signet Jewelers Ltd 6,584 66
Sonic Automotive Inc 51,675 1,107
Sportsman's Warehouse Holdings Inc
(d)
107,303 768
Suburban Propane Partners LP 75,037 1,159
Tilly's Inc 121,076 713
Urban Outfitters Inc
(d)
27,200 472
Vera Bradley Inc
(d)
120,027 661
Wingstop Inc 16,057 1,883
Winmark Corp 246 37
World Fuel Services Corp 19,567 489
Zumiez Inc
(d)
16,238 343
$ 40,145
Savings & Loans - 2.35%
Axos Financial Inc
(d)
4,024 93
Banc of California Inc 5,675 59
BankFinancial Corp 1,927 16
Berkshire Hills Bancorp Inc 44,139 752
Brookline Bancorp Inc 98,866 1,009
Capitol Federal Financial Inc 41,736 501
Community Bankers Trust Corp 3,010 17
Dime Community Bancshares Inc 85,175 1,399
ESSA Bancorp Inc 1,331 16
First Defiance Financial Corp 80,397 1,397
First Financial Northwest Inc 1,049 10
Flushing Financial Corp 82,967 1,036
FS Bancorp Inc 6,970 293
Greene County Bancorp Inc 132 3
Hingham Institution For Savings The 3,800 581
Home Bancorp Inc 1,183 30
HomeTrust Bancshares Inc 16,772 258
Investors Bancorp Inc 239,773 2,233
Malvern Bancorp Inc
(d)
707 9
Meridian Bancorp Inc 27,668 326
Northfield Bancorp Inc 74,173 836
Northwest Bancshares Inc 15,976 169
OceanFirst Financial Corp 40,181 677
Pacific Premier Bancorp Inc 35,708 763
Provident Financial Holdings Inc 809 10
Provident Financial Services Inc 97,920 1,405
Prudential Bancorp Inc 1,143 14
Riverview Bancorp Inc 3,093 17
Southern Missouri Bancorp Inc 11,701 278
Territorial Bancorp Inc 14,752 371
Timberland Bancorp Inc/WA 893 17
Washington Federal Inc 71,410 1,909
Waterstone Financial Inc 47,764 694
WSFS Financial Corp 26,083 761
$ 17,959

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.
263
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 7.02%
Adesto Technologies Corp
(d)
281 $ 3
Alpha & Omega Semiconductor Ltd
(d)
2,679 32
Ambarella Inc
(d)
1,861 98
Amkor Technology Inc
(d)
148,890 1,471
Axcelis Technologies Inc
(d)
3,232 75
AXT Inc
(d)
5,228 29
Brooks Automation Inc 975 38
Cabot Microelectronics Corp 91,500 11,212
CEVA Inc
(d)
62 2
Cirrus Logic Inc
(d)
29,084 2,199
Cohu Inc 3,782 63
CTS Corp 3,051 71
Diodes Inc
(d)
34,728 1,767
DSP Group Inc
(d)
1,692 29
Entegris Inc 179,150 9,715
FormFactor Inc
(d)
6,571 153
GSI Technology Inc
(d)
1,778 14
Lattice Semiconductor Corp
(d)
68,175 1,535
MACOM Technology Solutions Holdings Inc
(d)
4,372 134
MKS Instruments Inc 67,175 6,733
Nova Measuring Instruments Ltd
(d)
149,075 5,711
Onto Innovation Inc
(d)
79,561 2,583
Photronics Inc
(d)
5,972 71
Rambus Inc
(d)
362,924 4,547
Semtech Corp
(d)
525 24
Synaptics Inc
(d)
4,772 312
Tower Semiconductor Ltd
(d)
205,900 3,960
Ultra Clean Holdings Inc
(d)
7,271 134
Veeco Instruments Inc
(d)
4,301 47
Xperi Corp 58,884 900
$ 53,662
Software - 0.41%
Allscripts Healthcare Solutions Inc
(d)
21,138 137
American Software Inc/GA 1,780 29
Avaya Holdings Corp
(d)
8,939 89
Bandwidth Inc
(d),(e)
211 17
Cloudera Inc
(d)
21,613 179
Computer Programs and Systems Inc 1,750 42
Daily Journal Corp
(d),(e)
180 50
Digi International Inc
(d)
3,520 40
Donnelley Financial Solutions Inc
(d)
3,975 29
Ebix Inc
(e)
56,500 1,183
Evolent Health Inc
(d)
7,337 53
GTY Technology Holdings Inc
(d)
5,061 20
Health Catalyst Inc
(d),(e)
135 4
InnerWorkings Inc
(d)
169,835 301
ManTech International Corp/VA 3,706 276
PDF Solutions Inc
(d)
3,554 57
Phreesia Inc
(d)
284 7
Progress Software Corp 11,693 478
QAD Inc 692 29
Schrodinger Inc/United States
(d)
172 8
Synchronoss Technologies Inc
(d)
4,273 15
TiVo Corp 11,872 84
Verint Systems Inc
(d)
314 13
$ 3,140
Storage & Warehousing - 0.02%
Mobile Mini Inc 4,249 121
Supranational Bank - 0.01%
Banco Latinoamericano de Comercio Exterior SA 3,910 45
Telecommunications - 0.96%
ADTRAN Inc 6,498 67
ATN International Inc 1,069 66
CalAmp Corp
(d)
3,309 22
Calix Inc
(d)
3,030 35
Cambium Networks Corp
(d)
290 2
Casa Systems Inc
(d)
119,700 614
Cincinnati Bell Inc
(d)
4,664 68
CommScope Holding Co Inc
(d)
58,400 643
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Consolidated Communications Holdings Inc
(d)
8,899 $ 56
DASAN Zhone Solutions Inc
(d)
390 2
Harmonic Inc
(d)
8,350 48
IDT Corp - Class B
(d)
1,078 6
Infinera Corp
(d),(e)
17,189 106
Iridium Communications Inc
(d)
9,423 212
KVH Industries Inc
(d)
1,796 17
Maxar Technologies Inc 5,707 72
NeoPhotonics Corp
(d)
72,952 702
NETGEAR Inc
(d)
2,819 68
ORBCOMM Inc
(d)
1,022 3
Plantronics Inc
(e)
79,800 1,127
Preformed Line Products Co 14,380 714
Ribbon Communications Inc
(d)
7,878 29
RigNet Inc
(d)
438 —
Spok Holdings Inc 2,516 26
Switch Inc 149,550 2,568
TESSCO Technologies Inc 558 3
Vonage Holdings Corp
(d)
7,068 59
$ 7,335
Textiles - 0.44%
Culp Inc 1,427 10
UniFirst Corp/MA 19,898 3,346
$ 3,356
Toys, Games & Hobbies - 0.13%
Funko Inc
(d),(e)
238,400 1,020
Transportation - 2.27%
ArcBest Corp 2,413 49
Ardmore Shipping Corp 3,417 22
Atlas Air Worldwide Holdings Inc
(d)
2,208 73
Costamare Inc 7,324 37
Covenant Transportation Group Inc
(d)
121,652 1,080
Daseke Inc
(d)
5,317 9
Diamond S Shipping Inc
(d)
3,472 43
Dorian LPG Ltd
(d)
3,224 31
Eagle Bulk Shipping Inc
(d)
4,905 8
Echo Global Logistics Inc
(d)
2,538 45
GasLog Ltd 1,700 8
Genco Shipping & Trading Ltd 1,851 11
Golar LNG Ltd
(e)
8,415 60
Heartland Express Inc 4,108 80
Hoegh LNG Partners LP
(e)
38,700 443
Hub Group Inc
(d)
3,052 147
International Seaways Inc 2,390 58
Landstar System Inc 74,175 7,663
Marten Transport Ltd 3,698 83
Matson Inc 47,827 1,446
Nordic American Tankers Ltd
(e)
17,396 105
Overseas Shipholding Group Inc
(d)
7,750 19
PAM Transportation Services Inc
(d)
54 2
Safe Bulkers Inc
(d)
7,552 8
Saia Inc
(d)
39,338 3,640
Scorpio Bulkers Inc 678 17
Scorpio Tankers Inc
(e)
4,151 91
SEACOR Holdings Inc
(d)
11,161 315
SFL Corp Ltd 7,621 86
Teekay Corp
(d)
9,606 36
Teekay Tankers Ltd
(d)
2,259 46
Tidewater Inc
(d)
4,572 26
Universal Logistics Holdings Inc 65,000 905
US Xpress Enterprises Inc
(d)
3,074 13
Werner Enterprises Inc 15,258 612
YRC Worldwide Inc
(d),(e)
3,529 6
$ 17,323
Trucking & Leasing - 0.66%
GATX Corp 66,104 3,920
General Finance Corp
(d)
1,031 6
Greenbrier Cos Inc/The 65,856 1,118

Schedule of Investments
SmallCap Value Fund II
April 30, 2020 (unaudited)
See accompanying notes.
264
COMMON STOCKS (continued) Shares Held Value (000’s)
Trucking & Leasing (continued)
Willis Lease Finance Corp
(d)
349 $ 7
$ 5,051
Water - 0.06%
Artesian Resources Corp 10,511 363
California Water Service Group 235 11
Consolidated Water Co Ltd 1,954 29
Middlesex Water Co 151 9
PICO Holdings Inc
(d)
2,507 21
SJW Group 870 52
York Water Co/The 82 3
$ 488
TOTAL COMMON STOCKS $ 748,295
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Metal Fabrication & Hardware - 0.00%
Steel Partners Holdings LP 6.00%, 02/07/2026 404 $ 8
TOTAL PREFERRED STOCKS $ 8
Total Investments $ 790,247
Other Assets and Liabilities -  (3.38)% (25,837)
TOTAL NET ASSETS - 100.00% $ 764,410
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,175 or 1.72% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $18 or 0.00% of net assets.
(h) Restricted Security. Please see Restricted Security sub-schedule for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Financial 32.05%
Industrial 15.99%
Consumer, Cyclical 12.30%
Technology 11.88%
Consumer, Non-cyclical 10.72%
Money Market Funds 5.42%
Utilities 4.93%
Energy 4.58%
Communications 2.94%
Basic Materials 2.49%
Domestic Equity Funds 0.07%
Government 0.01%
Other Assets and Liabilities
(3.38)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund -
Institutional Class 0.11%
$ 34,976 $ 319,493 $ 317,75 9 $ 36,71 0
Principal U.S. Small-Cap Multi-Factor Index ETF 625 — — 509
$ 35,601 $ 319,493 $ 317,75 9 $ 37,2 19
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund -
Institutional Class 0.11% $ 144 $ — $ — $ —
Principal U.S. Small-Cap Multi-Factor Index ETF 5 — — (116)
$ 149 $ — $ — $ (116)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
NewStar Financial Inc 12/27/2017 $ 28 $ 13 0.00%
Total $ 13 0.00%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2020 Long 80 $ 5,227 $ 390
Total $ 390
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
265
INVESTMENT COMPANIES - 2.19% Shares Held Value (000's)
Exchange-Traded Funds - 2.19%
iShares National Muni Bond ETF 29,600 $ 3,293
iShares Short-Term National Muni Bond ETF 81,302 8,634
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
6,126 324
VanEck Vectors High-Yield Municipal Index ETF 7,638 418
$ 12,669
TOTAL INVESTMENT COMPANIES $ 12,669
MUNICIPAL BONDS - 96.32%
Principal
Amount (000's) Value (000's)
Alabama - 3.08%
Birmingham Airport Authority ( credit support
from Assured Guaranty Municipal Corp )
5.25%, 07 /01/2030
(a)
$ 1,000 $ 1,006
Hoover Industrial Development Board
5.75%, 10 /01/2049 2,000 1,650
Lower Alabama Gas District/The
5.00%, 09 /01/2034 3,500 4,208
5.00%, 09 /01/2046 4,500 5,599
Tuscaloosa County Industrial Development
Authority
4.50%, 05 /01/2032
(b)
1,000 940
5.25%, 05 /01/2044
(b)
4,500 4,452
$ 17,855
Arizona - 2.32%
Arizona Industrial Development Authority
5.00%, 01 /01/2049 1,000 873
5.00%, 01 /01/2054 2,000 1,797
5.13%, 01 /01/2054 1,000 878
5.50%, 01 /01/2054
(b)
1,500 1,378
Chandler Industrial Development Authority
2.70%, 12 /01/2037
(c)
1,300 1,332
Navajo Nation
5.50%, 12 /01/2030
(b)
1,240 1,296
Salt Verde Financial Corp
5.00%, 12 /01/2032 4,965 5,884
$ 13,438
California - 9.16%
Alum Rock Union Elementary School District
5.25%, 08 /01/2043 1,000 1,101
Bay Area Toll Authority
0.08%, 04 /01/2047
(c)
4,000 4,000
California Health Facilities Financing Authority
5.00%, 11 /15/2046
(d)
1,691 1,830
California Municipal Finance Authority
5.00%, 05 /15/2031 2,240 2,449
5.00%, 05 /15/2033 1,000 1,072
5.00%, 05 /15/2034 600 640
California Pollution Control Financing Authority
4.30%, 07 /01/2040 2,000 2,141
California Statewide Communities Development
Authority ( credit support from Ginnie Mae
Collateral )
4.90%, 07 /20/2039
(a)
500 510
City of Los Angeles Department of Airports
5.00%, 05 /15/2028 2,000 2,383
5.00%, 05 /15/2035 1,500 1,503
5.00%, 05 /15/2037
(d)
853 977
5.00%, 05 /15/2039
(d)
595 677
5.00%, 05 /15/2042
(d)
238 260
5.00%, 05 /15/2044
(d)
1,637 1,811
5.00%, 05 /15/2044
(d)
734 825
5.00%, 05 /15/2047
(d)
695 762
5.25%, 05 /15/2048
(d)
397 449
Golden State Tobacco Securitization Corp
5.00%, 06 /01/2047 2,840 2,760
5.30%, 06 /01/2037 1,000 1,008
Oakland Unified School District/Alameda County
5.00%, 08 /01/2034 2,210 2,507
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Riverside Community Properties Development
Inc
6.00%, 10 /15/2038 $ 1,150 $ 1,347
Sacramento Area Flood Control Agency ( credit
support from Build America Mutual Assurance
Corp )
5.00%, 10 /01/2039
(a)
1,340 1,523
Sacramento County Water Financing Authority
5.00%, 06 /01/2027 500 627
Sacramento Municipal Utility District
5.00%, 08 /15/2050
(e)
2,000 2,440
San Diego County Regional Airport Authority
5.00%, 07 /01/2028 340 400
5.00%, 07 /01/2029 410 486
5.00%, 07 /01/2030 480 573
5.00%, 07 /01/2031 500 592
5.00%, 07 /01/2032 455 534
5.00%, 07 /01/2033 500 583
5.00%, 07 /01/2034 415 482
5.00%, 07 /01/2035 300 347
5.00%, 07 /01/2037 450 516
5.00%, 07 /01/2038 500 571
5.00%, 07 /01/2040 265 301
San Diego Unified School District/CA
0.00%, 07 /01/2032
(f)
5,000 3,715
Southern California Public Power Authority
5.00%, 11 /01/2028 2,200 2,592
5.25%, 07 /01/2028 1,000 1,048
State of California
0.10%, 05 /01/2034
(c)
1,200 1,200
5.00%, 08 /01/2028 2,000 2,510
West Contra Costa Unified School District
5.25%, 08 /01/2033 1,000 1,114
$ 53,166
Colorado - 3.56%
Colorado Health Facilities Authority
4.00%, 11 /01/2039 8,275 8,739
Cottonwood Highlands Metropolitan District No 1
5.00%, 12 /01/2049 1,250 1,100
Denver Convention Center Hotel Authority
5.00%, 12 /01/2036 1,000 1,004
Dominion Water & Sanitation District
5.25%, 12 /01/2027 1,500 1,552
Elbert County Independence Water & Sanitation
District
7.25%, 12 /01/2038 1,000 1,065
Painted Prairie Public Improvement Authority
5.00%, 12 /01/2049 1,000 846
Regional Transportation District
6.00%, 01 /15/2041 450 451
6.50%, 01 /15/2030 500 502
STC Metropolitan District No 2
4.00%, 12 /01/2029 1,000 914
Velocity Metropolitan District No 3
5.13%, 12 /01/2034 2,235 2,143
5.50%, 12 /01/2048 2,500 2,323
$ 20,639
Connecticut - 1.02%
Mohegan Tribal Finance Authority
7.00%, 02 /01/2045
(b)
5,500 4,862
State of Connecticut ( credit support from ACA
Financial Guaranty Corp )
6.60%, 07 /01/2024
(a)
1,040 1,042
$ 5,904
District of Columbia - 1.36%
District of Columbia
5.00%, 03 /01/2029 2,000 2,578
5.00%, 10 /15/2044 3,500 4,223

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
266
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
District of Columbia (continued)
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
5.00%, 10 /01/2047 $ 1,000 $ 1,071
$ 7,872
Florida - 3.38%
Canaveral Port Authority
5.00%, 06 /01/2048 2,000 2,338
City of Lakeland FL Department of Electric
Utilities
5.25%, 10 /01/2036 1,000 1,355
Collier County Health Facilities Authority
5.00%, 05 /01/2043 3,500 3,861
Escambia County Health Facilities
Authority ( credit support from AMBAC
Assurance Corp )
5.95%, 07 /01/2020
(a)
10 10
Florida Development Finance Corp
6.25%, 01 /01/2049
(b),(c)
500 436
6.38%, 01 /01/2049
(b),(c)
3,000 2,566
Greater Orlando Aviation Authority
5.00%, 10 /01/2047
(d)
7,001 7,615
Village Community Development District No 13
2.63%, 05 /01/2024 500 490
3.00%, 05 /01/2029 1,000 950
$ 19,621
Georgia - 0.61%
Atlanta Development Authority The
7.00%, 01 /01/2040 2,000 2,054
Development Authority of Burke County/The
0.33%, 07 /01/2049
(c)
1,500 1,500
$ 3,554
Idaho - 0.36%
Idaho Health Facilities Authority
6.65%, 02 /15/2021
(c)
2,000 2,092
Illinois - 11.42%
Chicago O'Hare International Airport
5.25%, 01 /01/2036 2,000 2,257
5.25%, 01 /01/2037 4,000 4,501
Chicago Transit Authority
5.00%, 12 /01/2046 6,480 7,103
City of Chicago IL
5.25%, 01 /01/2029 2,000 2,026
5.50%, 01 /01/2035 1,500 1,535
5.50%, 01 /01/2049 1,000 987
6.00%, 01 /01/2038 2,965 3,080
7.13%, 03 /15/2022 100 100
7.46%, 02 /15/2026 597 414
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01 /01/2030 1,000 1,110
5.00%, 01 /01/2032 1,000 1,103
5.00%, 01 /01/2033 2,000 2,199
City of Chicago IL Waterworks Revenue
5.00%, 11 /01/2028 1,000 1,062
County of Cook IL Sales Tax Revenue
5.25%, 11 /15/2036 1,520 1,818
Illinois Finance Authority
0.00%, 12 /01/2042
(c),(f)
1,400 766
0.15%, 08 /15/2042
(c)
900 900
Illinois Sports Facilities Authority/The
5.00%, 06 /15/2028 900 913
5.00%, 06 /15/2029 1,000 1,005
Illinois Sports Facilities Authority/ The ( credit
support from Build America Mutual Assurance
Corp )
5.00%, 06 /15/2029
(a)
2,050 2,289
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Illinois State Toll Highway Authority
5.00%, 12 /01/2032 $ 5,200 $ 5,927
5.00%, 01 /01/2040
(d)
2,000 2,230
Metropolitan Pier & Exposition Authority
5.00%, 06 /15/2057 700 626
Metropolitan Pier & Exposition Authority ( credit
support from National Public Finance Guarantee
Corp )
5.50%, 06 /15/2029
(a)
2,410 2,633
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12 /01/2028 5,000 5,787
Sales Tax Securitization Corp
5.00%, 01 /01/2036 1,000 1,106
5.00%, 01 /01/2048 3,000 3,184
Sales Tax Securitization Corp ( credit support
from Build America Mutual Assurance Corp )
4.00%, 01 /01/2040
(a)
1,750 1,712
5.00%, 01 /01/2037
(a)
500 555
State of Illinois
5.00%, 11 /01/2028 3,500 3,378
5.50%, 07 /01/2027 3,410 3,410
United City of Yorkville IL
5.75%, 03 /01/2028 400 392
Village of Gilberts IL Special Service Area No 24
5.38%, 03 /01/2034 149 128
$ 66,236
Indiana - 1.54%
Indiana Finance Authority
1.15%, 05 /01/2034
(c)
5,000 4,998
7.00%, 03 /01/2039
(b)
4,000 3,216
Town of Shoals IN
7.25%, 11 /01/2043 700 717
$ 8,931
Kentucky - 0.75%
Kentucky Municipal Power Agency
5.00%, 09 /01/2035
(e)
1,080 1,250
Kentucky Public Energy Authority
4.00%, 01 /01/2049
(c)
3,000 3,117
$ 4,367
Louisiana - 2.85%
Lafayette Public Trust Financing
Authority ( credit support from Assured Guaranty
Municipal Corp )
5.25%, 10 /01/2030
(a)
1,000 1,019
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11 /01/2032 3,000 2,786
4.40%, 11 /01/2044
(b)
2,000 1,581
5.50%, 11 /01/2039
(b)
3,180 2,882
Louisiana Offshore Terminal Authority
1.65%, 09 /01/2027
(c)
3,320 3,272
Louisiana Public Facilities Authority
0.00%, 07 /01/2039
(f)
417 —
0.00%, 07 /01/2039
(f)
659 —
Parish of St John the Baptist LA
2.10%, 06 /01/2037
(c)
4,000 3,514
2.20%, 06 /01/2037
(c)
1,750 1,453
$ 16,507
Maine - 0.31%
Finance Authority of Maine
4.38%, 08 /01/2035
(b),(c)
1,800 1,805
Maryland - 0.46%
Maryland Economic Development Corp
5.75%, 06 /01/2035 545 547

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
267
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Maryland (continued)
Maryland Health & Higher Educational Facilities
Authority
4.00%, 04 /15/2045 $ 1,575 $ 1,617
6.00%, 07 /01/2041 500 530
$ 2,694
Massachusetts - 1.47%
Commonwealth of Massachusetts
5.00%, 01 /01/2042 1,940 2,298
Massachusetts Bay Transportation Authority
5.25%, 07 /01/2028 2,000 2,587
Massachusetts Educational Financing Authority
4.90%, 07 /01/2028 1,245 1,285
Massachusetts Port Authority
5.00%, 07 /01/2029 1,000 1,197
5.00%, 07 /01/2035 1,000 1,155
$ 8,522
Michigan - 1.46%
Kalamazoo Economic Development Corp
5.00%, 05 /15/2032 2,915 2,846
Kentwood Economic Development Corp
5.00%, 11 /15/2041 1,000 947
Michigan Finance Authority
4.00%, 02 /15/2044 3,400 3,561
Wayne County Airport Authority
5.00%, 12 /01/2045 1,000 1,095
$ 8,449
Mississippi - 0.17%
Mississippi Business Finance Corp
2.20%, 03 /01/2027
(c)
1,000 978
Missouri - 0.99%
City of St Louis MO Airport Revenue
5.00%, 07 /01/2034 1,285 1,474
5.00%, 07 /01/2044 1,100 1,224
City of St Louis MO Airport Revenue ( credit
support from National Public Finance Guarantee
Corp )
5.50%, 07 /01/2028
(a)
1,500 1,818
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02 /01/2034 1,250 1,234
$ 5,750
Montana - 0.68%
Montana Board of Housing ( credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06 /01/2045
(a)
1,775 1,878
Montana Facility Finance Authority
4.13%, 07 /01/2038 2,000 2,049
$ 3,927
Nevada - 2.26%
Las Vegas Convention & Visitors Authority
5.00%, 07 /01/2043
(d)
8,604 8,908
Las Vegas Redevelopment Agency
5.00%, 06 /15/2040 3,850 4,222
$ 13,130
New Hampshire - 3.10%
New Hampshire Business Finance Authority
2.15%, 07 /01/2027
(c)
6,750 6,586
4.00%, 11 /01/2027
(b)
1,000 939
4.13%, 01 /20/2034 9,984 9,573
4.88%, 11 /01/2042
(b)
1,000 915
$ 18,013
New Jersey - 4.90%
Casino Reinvestment Development Authority Inc
5.25%, 11 /01/2039 750 724
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
New Jersey Economic Development Authority
4.00%, 07 /01/2032 $ 805 $ 762
5.75%, 04 /01/2031 1,005 976
5.75%, 06 /01/2031 550 552
New Jersey Transportation Trust Fund Authority
5.25%, 06 /15/2032 2,000 2,034
5.25%, 06 /15/2034 2,250 2,290
South Jersey Port Corp
5.00%, 01 /01/2042 5,000 4,913
5.00%, 01 /01/2048 3,000 2,926
South Jersey Transportation Authority ( credit
support from Assured Guaranty Municipal Corp )
5.00%, 11 /01/2029
(a)
1,000 1,134
Tobacco Settlement Financing Corp
4.00%, 06 /01/2037 4,700 4,831
5.00%, 06 /01/2046 7,000 7,302
$ 28,444
New York - 7.33%
Hudson Yards Infrastructure Corp
5.75%, 02 /15/2047 1,585 1,648
5.75%, 02 /15/2047 915 945
Metropolitan Transportation Authority
4.00%, 02 /01/2022 600 589
5.00%, 11 /15/2021 850 883
New York City Industrial Development
Agency ( credit support from Assured Guaranty
Municipal Corp )
6.13%, 01 /01/2029
(a)
925 929
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 08 /01/2037 3,000 3,588
New York City Water & Sewer System
0.16%, 06 /15/2045
(c)
1,100 1,100
4.00%, 06 /15/2037 2,800 3,119
New York Counties Tobacco Trust VI
5.00%, 06 /01/2031 215 225
5.00%, 06 /01/2036 740 763
5.00%, 06 /01/2041 400 408
New York Liberty Development Corp
5.00%, 11 /15/2031 1,000 1,041
5.00%, 09 /15/2040 1,000 1,058
5.00%, 12 /15/2041 1,000 1,045
New York State Dormitory Authority
4.00%, 09 /01/2050 2,000 1,868
5.00%, 07 /01/2033 1,200 1,311
New York State Dormitory Authority ( credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10 /01/2023
(a)
140 140
New York Transportation Development Corp
5.00%, 01 /01/2030 2,000 2,005
5.00%, 01 /01/2032 7,200 7,213
5.00%, 01 /01/2036 3,200 3,206
5.25%, 01 /01/2050 3,125 3,193
Onondaga County Trust for Cultural Resources
4.00%, 12 /01/2049 3,400 3,666
Tompkins County Development Corp
5.00%, 07 /01/2027 115 75
Westchester County Local Development Corp
5.00%, 11 /01/2046 2,400 2,503
$ 42,521
North Carolina - 3.25%
City of Charlotte NC
5.00%, 06 /01/2029 5,790 7,570
City of Raleigh NC Combined Enterprise System
Revenue
5.00%, 03 /01/2031 1,000 1,036

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
268
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
North Carolina (continued)
North Carolina Medical Care Commission
5.00%, 10 /01/2047 $ 1,000 $ 924
North Carolina Turnpike Authority
5.00%, 01 /01/2040 4,100 4,313
Raleigh Durham Airport Authority
5.00%, 05 /01/2031 1,750 2,083
5.00%, 05 /01/2034 1,150 1,344
University of North Carolina at Chapel Hill
5.00%, 02 /01/2032 1,310 1,584
$ 18,854
Ohio - 3.06%
American Municipal Power Inc
5.25%, 02 /15/2033 2,575 2,782
Buckeye Tobacco Settlement Financing Authority
3.00%, 06 /01/2048 3,000 2,488
4.00%, 06 /01/2037 2,000 2,116
5.00%, 06 /01/2055 1,500 1,335
City of Cincinnati OH
5.00%, 12 /01/2032 815 887
Cleveland Department of Public Utilities Division
of Public Power ( credit support from Assured
Guaranty Municipal Corp )
4.00%, 11 /15/2036
(a)
750 829
County of Hamilton OH
5.00%, 01 /01/2036 1,435 1,379
5.00%, 01 /01/2046 2,500 2,269
Ohio Air Quality Development Authority
4.25%, 01 /15/2038
(b)
1,000 974
4.50%, 01 /15/2048
(b)
850 821
5.00%, 07 /01/2049
(b)
2,000 1,866
$ 17,746
Oklahoma - 0.19%
Oklahoma Development Finance Authority
5.25%, 08 /15/2043 1,085 1,126
Oregon - 0.87%
Oregon State Business Development Commission
0.00%, 04 /01/2031
(b),(f)
1,000 669
State of Oregon Housing & Community Services
Department
3.55%, 07 /01/2033 4,125 4,377
$ 5,046
Pennsylvania - 4.89%
Allegheny County Industrial Development
Authority
4.88%, 11 /01/2024 1,000 891
5.13%, 05 /01/2030 1,030 850
City of Philadelphia PA
5.00%, 02 /01/2038 1,000 1,211
5.00%, 02 /01/2039 1,000 1,207
Commonwealth Financing Authority
5.00%, 06 /01/2032 3,000 3,425
5.00%, 06 /01/2033 2,000 2,269
Luzerne County Industrial Development Authority
2.45%, 12 /01/2039
(c)
2,000 2,052
Pennsylvania Economic Development Financing
Authority
2.15%, 11 /01/2021
(c)
2,250 2,275
3.25%, 08 /01/2039
(b)
1,200 877
5.75%, 06 /01/2036
(b)
1,750 1,539
Pennsylvania Turnpike Commission
5.00%, 12 /01/2029 2,000 2,412
5.00%, 12 /01/2036 1,725 1,949
5.25%, 12 /01/2044 5,000 5,919
5.75%, 12 /01/2028 175 180
5.75%, 12 /01/2028 245 251
6.00%, 12 /01/2034 65 67
6.00%, 12 /01/2034 80 82
6.00%, 12 /01/2034 355 365
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
Pittsburgh Water & Sewer Authority ( credit
support from Assured Guaranty Municipal Corp )
5.00%, 09 /01/2033
(a)
$ 400 $ 532
$ 28,353
South Carolina - 0.23%
South Carolina Jobs-Economic Development
Authority
5.25%, 11 /15/2047 1,500 1,364
South Dakota - 0.26%
Oglala Sioux Tribe
5.75%, 10 /01/2025
(b)
1,500 1,484
Tennessee - 2.17%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07 /01/2040 5,010 5,447
Metropolitan Nashville Airport Authority/The
4.00%, 07 /01/2049 1,000 1,013
5.00%, 07 /01/2049 2,000 2,229
5.00%, 07 /01/2054 2,500 2,777
Tennergy Corp/TN
5.00%, 02 /01/2050
(c)
1,000 1,113
$ 12,579
Texas - 7.98%
Central Texas Regional Mobility Authority
5.00%, 01 /01/2048 2,740 2,934
Central Texas Turnpike System
5.00%, 08 /15/2031 1,285 1,352
City of Houston TX Airport System Revenue
5.00%, 07 /01/2029 2,000 1,981
6.63%, 07 /15/2038 2,000 2,035
Grand Parkway Transportation Corp
3.00%, 10 /01/2050 1,810 1,688
Harris County-Houston Sports Authority
5.00%, 11 /15/2030 3,000 2,996
Love Field Airport Modernization Corp
5.00%, 11 /01/2022 1,000 1,051
Metropolitan Transit Authority of Harris County
Sales & Use Tax Revenue
5.00%, 11 /01/2033 2,435 2,967
North Fort Bend Water Authority
4.00%, 12 /15/2039 1,250 1,416
North Texas Tollway Authority
5.00%, 01 /01/2045 1,000 1,087
Port Beaumont Navigation District
3.63%, 01 /01/2035
(b)
2,650 2,166
4.00%, 01 /01/2050
(b)
500 370
Sea Breeze Public Facility Corp
6.50%, 01 /01/2046 100 100
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11 /15/2037 2,060 2,222
Texas Municipal Gas Acquisition & Supply Corp
I
6.25%, 12 /15/2026 8,180 9,199
Texas Private Activity Bond Surface
Transportation Corp
5.00%, 12 /31/2032 4,000 4,419
7.00%, 12 /31/2038 1,000 1,110
7.00%, 06 /30/2040 3,500 3,515
Texas Transportation Commission
5.00%, 08 /01/2057 2,000 2,034
West Harris County Regional Water Authority
4.00%, 12 /15/2049 1,500 1,643
$ 46,285

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2020 (unaudited)
See accompanying notes.
269
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Utah - 1.40%
Utah Infrastructure Agency
5.00%, 10 /15/2028 $ 1,000 $ 1,028
5.00%, 10 /15/2032 4,385 4,403
5.00%, 10 /15/2037 1,500 1,462
5.38%, 10 /15/2040 1,200 1,210
$ 8,103
Virginia - 4.86%
Amelia County Industrial Development Authority
3.00%, 04 /01/2027
(c)
6,500 6,520
County of Botetourt VA
6.00%, 07 /01/2034 1,000 1,005
6.00%, 07 /01/2044 1,000 969
Fairfax County Redevelopment & Housing
Authority
5.00%, 10 /01/2038 1,500 1,789
5.00%, 10 /01/2039 1,500 1,784
Hampton Roads Transportation Accountability
Commission
5.00%, 07 /01/2022 4,000 4,337
King George County Economic Development
Authority
2.50%, 06 /01/2023
(c)
1,600 1,589
Roanoke Economic Development Authority
6.63%, 12 /01/2044 1,295 1,551
Virginia College Building Authority
5.00%, 02 /01/2029 5,000 6,398
Virginia Small Business Financing Authority
3.00%, 11 /01/2040 2,370 2,254
$ 28,196
Washington - 1.07%
Port of Seattle WA
5.00%, 04 /01/2029 5,250 6,187
Wisconsin - 1.55%
City of Superior WI
5.38%, 11 /01/2021 750 753
Public Finance Authority
5.00%, 01 /01/2024 2,500 2,502
5.00%, 12 /01/2025 3,000 2,989
5.00%, 10 /01/2048
(b)
1,500 1,345
5.25%, 04 /01/2030 1,400 1,401
$ 8,990
TOTAL MUNICIPAL BONDS $ 558,728
Total Investments $ 571,397
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.31)%
Notes with an interest rate of 0.24% - 0.48%
at April 30, 2020 and contractual maturity of
collateral from 2023- 2026.
( g)
$ (13,388) (13,388)
Total Net Investments $ 558,009
Other Assets and Liabilities -  3.80% 22,053
TOTAL NET ASSETS - 100.00% $ 580,062
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $39,379 or 6.79% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(e) Security purchased on a when-issued basis.
(f) Non-income producing security
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
April 30, 2020.
Portfolio Summary  ( unaudited)
Sector Percent
Revenue Bonds 79.39%
General Obligation Unlimited 8.04%
Insured 3.38%
Prerefunded 2.40%
Investment Companies 2.19%
General Obligation Limited 1.52%
Tax Allocation 0.73%
Special Assessment 0.42%
Special Tax 0.35%
Certificate Participation 0.09%
Liability For Floating Rate Notes Issued (2.31)%
Other Assets and Liabilities
3.80%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
April 30,2020
See accompanying notes.
270
Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Renminbi
COP Colombian Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
TRY Turkish Lira
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.
272
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2020(c) $ 10.80 $ 0.12 ( $ 0.60) ( $ 0.48) ( $ 0.10) ( $ 0.10) $ 10.22
2019 10.10 0.32 0.67 0.99 (0.29) (0.29) 10.80
2018 10.53 0.36 (0.46) (0.10) (0.33) (0.33) 10.10
2017 10.68 0.36 (0.17) 0.19 (0.34) (0.34) 10.53
2016 10.46 0.36 0.21 0.57 (0.35) (0.35) 10.68
2015 10.51 0.41 (0.03) 0.38 (0.43) (0.43) 10.46
Class C shares
2020(c) 10.82 0.08 (0.60) (0.52) (0.06) (0.06) 10.24
2019 10.12 0.24 0.66 0.90 (0.20) (0.20) 10.82
2018 10.55 0.27 (0.46) (0.19) (0.24) (0.24) 10.12
2017 10.70 0.28 (0.18) 0.10 (0.25) (0.25) 10.55
2016 10.48 0.26 0.22 0.48 (0.26) (0.26) 10.70
2015 10.53 0.31 (0.03) 0.28 (0.33) (0.33) 10.48
CORE FIXED INCOME FUND(g)
Class A shares
2020(c) 9.78 0.09 0.21 0.30 (0.11) (0.11) 9.97
2019 9.18 0.24 0.64 0.88 (0.28) (0.28) 9.78
2018 9.56 0.28 (0.37) (0.09) (0.29) (0.29) 9.18
2017 9.64 0.25 (0.05) 0.20 (0.28) (0.28) 9.56
2016 9.48 0.27 0.21 0.48 (0.32) (0.32) 9.64
2015 9.76 0.27 (0.26) 0.01 (0.29) (0.29) 9.48
Class C shares
2020(c) 9.85 0.05 0.20 0.25 (0.07) (0.07) 10.03
2019 9.23 0.16 0.66 0.82 (0.20) (0.20) 9.85
2018 9.62 0.21 (0.38) (0.17) (0.22) (0.22) 9.23
2017 9.69 0.18 (0.05) 0.13 (0.20) (0.20) 9.62
2016 9.53 0.19 0.21 0.40 (0.24) (0.24) 9.69
2015 9.81 0.20 (0.27) (0.07) (0.21) (0.21) 9.53
CORE PLUS BOND FUND
Class A shares
2020(c) 11.13 0.14 0.27 0.41 (0.20) (0.20) 11.34
2019 10.36 0.30 0.78 1.08 (0.31) (0.31) 11.13
2018 10.98 0.30 (0.60) (0.30) (0.32) (0.32) 10.36
2017 11.05 0.28 (0.07) 0.21 (0.28) (0.28) 10.98
2016 10.80 0.24 0.23 0.47 (0.22) (0.22) 11.05
2015 10.97 0.24 (0.17) 0.07 (0.24) (0.24) 10.80

See accompanying notes.
273
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(4.45) % (d) $ 416,487 0. 80% (e) 0.76% (e),(f) 2.28% (e) 64.9% (e)
9.94 420,656 0.81 0.78 (f) 3.08 42.3
(1.00) 283,709 0.83 0.77 (f) 3.45 49.0
1.82 292,217 0.82 0.77 (f) 3.48 39.8
5.50 334,431 0.82 0.77 (f) 3.31 27.9
3.67 201,572 0.81 0.78 (f) 3.92 26.6
(4.83) (d) 40,889 1.62 (e) 1.58 (e),(f) 1.48 (e) 64.9 (e)
9.01 41,462 1.65 1.62 (f) 2.26 42.3
(1.82) 33,333 1.67 1.61 (f) 2.62 49.0
0.99 39,252 1.64 1.59 (f) 2.66 39.8
4.60 48,468 1.65 1.60 (f) 2.43 27.9
2.70 16,014 1.74 1.71 (f) 2.99 26.6
3.12 (d) 286,318 0.84 (e) N/A 1.93 (e) 24.6 (e)
9.73 261,383 0.88 N/A 2.52 19.8
(0.94) 226,417 0.88 N/A 3.01 9.2
2.13 254,848 0.87 N/A 2.67 12.5
5.12 273,241 0.88 N/A 2.81 12.9
0.06 265,113 0.87 N/A 2.82 11.5
2.58 (d) 50,166 1.66 (e) N/A 1.12 (e) 24.6 (e)
8.99 49,336 1.71 N/A 1.71 19.8
(1.82) 52,031 1.67 N/A 2.21 9.2
1.40 62,012 1.68 N/A 1.86 12.5
4.25 66,576 1.69 N/A 2.00 12.9
(0.73) 64,349 1.66 N/A 2.02 11.5
3.68 (d),(h) 93,590 0.88 (e),(i) N/A 2.51 (e) 116.7 (e)
10.63 (h) 89,060 0.88 (i) N/A 2.75 138.6
(2.74) 78,179 0.88 (i) N/A 2.80 134.0
1.96 90,713 0.88 (i) N/A 2.55 128.3
4.40 95,813 0.88 (i) N/A 2.20 168.4
0.63 96,057 0.88 (i) N/A 2.16 208.3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g) Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.
274
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2020(c) $ 12 .52 $ 0 .06 ( $ 1 .42 ) ( $ 1 .36 ) ( $ 0 .23 ) $ – ( $ 0 .23 ) $ 10 .93
2019 12 .26 0 .18 0 .79 0 .97 ( 0 .15 ) ( 0 .56 ) ( 0 .71 ) 12 .52
2018 13 .96 0 .20 ( 1 .71 ) ( 1 .51 ) ( 0 .19 ) – ( 0 .19 ) 12 .26
2017 11 .35 0 .11 2 .63 2 .74 ( 0 .13 ) – ( 0 .13 ) 13 .96
2016 11 .55 0 .13 ( 0 .22 ) ( 0 .09 ) ( 0 .11 ) – ( 0 .11 ) 11 .35
2015 11 .96 0 .15 ( 0 .44 ) ( 0 .29 ) ( 0 .12 ) – ( 0 .12 ) 11 .55
Class C shares
2020(c) 12 .49 0 .01 ( 1 .43 ) ( 1 .42 ) ( 0 .13 ) – ( 0 .13 ) 10 .94
2019 12 .21 0 .09 0 .80 0 .89 ( 0 .05 ) ( 0 .56 ) ( 0 .61 ) 12 .49
2018 13 .92 0 .10 ( 1 .71 ) ( 1 .61 ) ( 0 .10 ) – ( 0 .10 ) 12 .21
2017 11 .30 0 .02 2 .64 2 .66 ( 0 .04 ) – ( 0 .04 ) 13 .92
2016 11 .51 0 .06 ( 0 .23 ) ( 0 .17 ) ( 0 .04 ) – ( 0 .04 ) 11 .30
2015 11 .91 0 .06 ( 0 .43 ) ( 0 .37 ) ( 0 .03 ) – ( 0 .03 ) 11 .51
EQUITY INCOME FUND
Class A shares
2020(c) 33 .25 0 .32 ( 4 .62 ) ( 4 .30 ) ( 0 .25 ) ( 0 .95 ) ( 1 .20 ) 27 .75
2019 30 .97 0 .56 3 .75 4 .31 ( 0 .60 ) ( 1 .43 ) ( 2 .03 ) 33 .25
2018 31 .55 0 .64 0 .87 1 .51 ( 0 .57 ) ( 1 .52 ) ( 2 .09 ) 30 .97
2017 26 .69 0 .56 5 .28 5 .84 ( 0 .46 ) ( 0 .52 ) ( 0 .98 ) 31 .55
2016 25 .80 0 .56 0 .86 1 .42 ( 0 .53 ) – ( 0 .53 ) 26 .69
2015 26 .27 0 .54 ( 0 .50 ) 0 .04 ( 0 .51 ) – ( 0 .51 ) 25 .80
Class C shares
2020(c) 32 .33 0 .20 ( 4 .49 ) ( 4 .29 ) ( 0 .13 ) ( 0 .95 ) ( 1 .08 ) 26 .96
2019 30 .17 0 .32 3 .64 3 .96 ( 0 .37 ) ( 1 .43 ) ( 1 .80 ) 32 .33
2018 30 .78 0 .40 0 .85 1 .25 ( 0 .34 ) ( 1 .52 ) ( 1 .86 ) 30 .17
2017 26 .07 0 .33 5 .16 5 .49 ( 0 .26 ) ( 0 .52 ) ( 0 .78 ) 30 .78
2016 25 .22 0 .36 0 .83 1 .19 ( 0 .34 ) – ( 0 .34 ) 26 .07
2015 25 .69 0 .34 ( 0 .49 ) ( 0 .15 ) ( 0 .32 ) – ( 0 .32 ) 25 .22

See accompanying notes.
275
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 11 .13 ) % (d) $ 189,580 1 .23% (e) ,(f) 0 .94% (e) 49 .8% (e)
8 .93 217,243 1 .27 (f) 1 .52 51 .0
( 10 .99 ) 217,118 1 .31 1 .42 51 .1
24 .41 256,761 1 .35 0 .92 46 .7
( 0 .78 ) 221,880 1 .36 1 .21 48 .2
( 2 .39 ) 242,162 1 .35 1 .28 51 .7
( 11 .45 ) (d) ,(g) 8,700 1 .98 (e) ,(f) 0 .16 (e) 49 .8 (e)
8 .14 10,863 2 .00 (f) 0 .72 51 .0
( 11 .68 ) 15,031 2 .08 (f) 0 .70 51 .1
23 .60 16,331 2 .08 (f) 0 .18 46 .7
( 1 .49 ) 13,511 2 .08 (f) 0 .51 48 .2
( 3 .12 ) 14,376 2 .08 (f) 0 .55 51 .7
( 13 .41 ) (d) 991,058 0 .89 (e) 2 .06 (e) 15 .9 (e)
15 .12 1,200,974 0 .91 1 .81 21 .5
4 .77 1,094,052 0 .89 2 .02 13 .2
22 .32 962,989 0 .89 1 .90 23 .3
5 .56 891,633 0 .91 2 .15 16 .4
0 .16 942,277 0 .91 2 .06 15 .8
( 13 .75 ) (d) 131,371 1 .64 (e) 1 .32 (e) 15 .9 (e)
14 .26 155,071 1 .65 1 .08 21 .5
4 .03 178,958 1 .62 1 .30 13 .2
21 .42 189,509 1 .63 1 .16 23 .3
4 .76 181,177 1 .65 1 .41 16 .4
( 0 .57 ) 189,402 1 .64 1 .32 15 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
276
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Class A shares
2020(c) $ 10.47 $ 0.18 ( $ 0.75) ( $ 0.57) ( $ 0.20) ( $ 0.17) $ – ( $ 0.37) $ 9.53
2019 9.78 0.41 0.74 1.15 (0.46) – – (0.46) 10.47
2018 10.44 0.33 (0.44) (0.11) (0.25) (0.30) – (0.55) 9.78
2017 10.14 0.41 0.44 0.85 (0.44) (0.11) – (0.55) 10.44
2016(h) 10.00 0.13 0.13 0.26 (0.12) – – (0.12) 10.14
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
2020(c) 13.72 0.31 (2.17) (1.86) (0.34) – – (0.34) 11.52
2019 13.20 0.69 0.48 1.17 (0.65) – – (0.65) 13.72
2018 14.16 0.65 (1.01) (0.36) (0.58) – (0.02) (0.60) 13.20
2017 13.72 0.69 0.46 1.15 (0.71) – – (0.71) 14.16
2016 13.59 0.70 0.14 0.84 (0.71) – – (0.71) 13.72
2015 14.76 0.65 (0.86) (0.21) (0.61) (0.35) – (0.96) 13.59
Class C shares
2020(c) 13.63 0.26 (2.16) (1.90) (0.29) – – (0.29) 11.44
2019 13.12 0.58 0.47 1.05 (0.54) – – (0.54) 13.63
2018 14.07 0.54 (1.00) (0.46) (0.48) – (0.01) (0.49) 13.12
2017 13.64 0.59 0.44 1.03 (0.60) – – (0.60) 14.07
2016 13.51 0.60 0.14 0.74 (0.61) – – (0.61) 13.64
2015 14.69 0.54 (0.87) (0.33) (0.50) (0.35) – (0.85) 13.51

See accompanying notes.
277
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense on Short Sales and
Short Sale Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(5.71) % (d) $ 2,044 1.20% (e),(f) N/A 3.50% (e) 312.6% (e)
12.09 1,742 1.28 (f) N/A 4.05 312.5
(1.12) 1,578 1.47 (f) N/A 3.30 399.2
8.63 488 1.48% (f) 1.47 (g) 4.00 465.3
2.56 (d) 101 1.47 (e),(f) N/A 4.23 (e) 511.0 (e)
(13.88) (d),(i) 1,098,209 1.01 (e),(f) N/A 4.80 (e) 89.2 (e)
9.17 (i) 1,422,501 1.02 (f) 1.02 (g) 5.10 87.3
(2.67) 1,474,030 1.07 (f) 1.06 (g) 4.68 106.9
8.63 1,916,690 1.09 1.06 (g) 5.01 120.1
6.50 2,088,052 1.19 1.09 (g) 5.28 101.1
(1.49) 2,353,934 1.09 1.08 (g) 4.64 76.9
(14.24) (d),(i) 1,051,299 1.78 (e),(f) N/A 4.03 (e) 89.2 (e)
8.30 (i) 1,403,821 1.79 (f) 1.79 (g) 4.36 87.3
(3.34) 1,761,951 1.82 (f) 1.81 (g) 3.93 106.9
7.79 2,263,619 1.85 1.82 (g) 4.25 120.1
5.67 (i) 2,417,920 1.95 1.85 (g) 4.52 101.1
(2.17) (i) 2,677,807 1.85 1.84 (g) 3.88 76.9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(h) Period from July 11, 2016, date operations commenced, through October 31, 2016.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
278
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2020(c) $ 10.11 $ 0.07 ( $ 2.16) ( $ 2.09) ( $ 0.11) ( $ 0.31) ( $ 0.42) $ 7.60
2019 8.62 0.12 1.79 1.91 (0.36) (0.06) (0.42) 10.11
2018 8.87 0.16 – 0.16 (0.26) (0.15) (0.41) 8.62
2017 8.35 0.09 0.68 0.77 (0.22) (0.03) (0.25) 8.87
2016 8.75 0.11 (0.16) (0.05) (0.19) (0.16) (0.35) 8.35
2015 8.72 0.10 0.21 0.31 (0.23) ( 0 .05) (0.28) 8.75
Class C shares
2020(c) 9.75 0.03 (2.08) (2.05) (0.09) (0.31) (0.40) 7.30
2019 8.32 0.05 1.73 1.78 (0.29) (0.06) (0.35) 9.75
2018 8.58 0.09 – 0.09 (0.20) (0.15) (0.35) 8.32
2017 8.11 0.02 0.66 0.68 (0.18) (0.03) (0.21) 8.58
2016 8.50 0.04 (0.14) (0.10) (0.13) (0.16) (0.29) 8.11
2015 8.50 0.03 0.20 0.23 (0.18) (0.05) (0.23) 8.50
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2020(c) 10.52 0 .10 0.10 0.20 (0.13) – (0.13) 10.59
2019 9.94 0.21 0.63 0.84 (0.26) – (0.26) 10.52
2018 10.42 0.21 (0.42) (0.21) (0.27) – (0.27) 9.94
2017 10.84 0.30 (0.35) (0.05) (0.37) – (0.37) 10.42
2016 10.93 0.32 (0.02) 0.30 (0.39) – (0.39) 10.84
2015 11.03 0.26 (0.06) 0.20 (0.30) – (0.30) 10.93
Class C shares
2020(c) 10.52 0.05 0.10 0.15 (0.08) – (0.08) 10.59
2019 9.94 0 .12 0.64 0.76 (0.18) – (0.18) 10.52
2018 10.41 0.13 (0.41) (0.28) (0.19) – (0.19) 9.94
2017 10.83 0.21 (0.35) (0.14) (0.28) – (0.28) 10.41
2016 10.92 0.23 (0.02) 0.21 (0.30) – (0.30) 10.83
2015 11.02 0.15 (0.04) 0.11 (0.21) – (0.21) 10.92

See accompanying notes.
279
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(21.49) % (d) $ 104,182 1.33% (e) – % 1.53% (e) 47.3% (e)
22.96 124,180 1.35 – 1.28 42.4
1.75 101,404 1.31 – 1.81 24.3
9.53 134,866 1.33 – 1.07 67.3
(0.50) 164,926 1.32 – 1.26 54.7
3.59 146,690 1.32 (f) – 1.11 47.5
(21.83) (d) 25,060 2.12 (e) – 0.76 (e) 47.3 (e)
22.15 33,156 2.11 (f) – 0.53 42.4
0.93 30,858 2.07 (f) – 1 .02 24.3
8.55 36,680 2.12 (f) – 0.29 67.3
(1.18) 51,053 2.11 (f) – 0.49 54.7
2.75 59,807 2.09 (f) – 0.35 47.5
1.88 (d) 252,804 0.81 (e) 0.81 (e) 1.86 (e) 36.7 (e)
8.53 234,134 0.83 0.87 (g) 2.01 23.2
(2.04) 227,870 0.81 0.91 (g) 2.06 19.9
(0.45) 273,038 0.81 0.91 (g) 2.85 22.6
2.79 312,158 0.81 0.91 (g) 2.89 31.4
1.80 291,241 0.80 0.90 (g) 2.32 31.0
1.47 (d) 33,247 1.63 (e),(f) – 1.05 (e) 36.7 (e)
7.67 31,867 1.63 (f) – 1.22 23.2
(2.75) 36,119 1.63 (f) – 1.25 19.9
(1.33) 49,114 1.63 (f) – 2.04 22.6
1.91 62,811 1.63 (f) – 2.08 31.4
0.97 54,699 1.63 (f) – 1.40 31.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.
280
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
HIGH INCOME FUND
Class A shares
2020(c) $ 9 .29 $ 0 .26 ( $ 0 .95 ) ( $ 0 .69 ) ( $ 0 .28 ) $ – ( $ 0 .28 ) $ 8 .32
2019 9 .44 0 .56 ( 0 .13 ) 0 .43 ( 0 .58 ) – ( 0 .58 ) 9 .29
2018 9 .97 0 .53 ( 0 .53 ) – ( 0 .53 ) – ( 0 .53 ) 9 .44
2017 9 .80 0 .48 0 .16 0 .64 ( 0 .47 ) – ( 0 .47 ) 9 .97
2016 9 .64 0 .51 0 .16 0 .67 ( 0 .51 ) – ( 0 .51 ) 9 .80
2015 10 .49 0 .51 ( 0 .75 ) ( 0 .24 ) ( 0 .53 ) ( 0 .08 ) ( 0 .61 ) 9 .64
HIGH YIELD FUND
Class A shares
2020(c) 7 .15 0 .19 ( 0 .65 ) ( 0 .46 ) ( 0 .20 ) – ( 0 .20 ) 6 .49
2019 7 .11 0 .38 0 .06 0 .44 ( 0 .40 ) – ( 0 .40 ) 7 .15
2018 7 .55 0 .39 ( 0 .42 ) ( 0 .03 ) ( 0 .41 ) – ( 0 .41 ) 7 .11
2017 7 .24 0 .38 0 .30 0 .68 ( 0 .37 ) – ( 0 .37 ) 7 .55
2016 7 .16 0 .40 0 .11 0 .51 ( 0 .43 ) – ( 0 .43 ) 7 .24
2015 7 .72 0 .40 ( 0 .47 ) ( 0 .07 ) ( 0 .41 ) ( 0 .08 ) ( 0 .49 ) 7 .16
Class C shares
2020(c) 7 .23 0 .16 ( 0 .65 ) ( 0 .49 ) ( 0 .17 ) – ( 0 .17 ) 6 .57
2019 7 .19 0 .34 0 .05 0 .39 ( 0 .35 ) – ( 0 .35 ) 7 .23
2018 7 .63 0 .34 ( 0 .43 ) ( 0 .09 ) ( 0 .35 ) – ( 0 .35 ) 7 .19
2017 7 .31 0 .33 0 .31 0 .64 ( 0 .32 ) – ( 0 .32 ) 7 .63
2016 7 .23 0 .35 0 .11 0 .46 ( 0 .38 ) – ( 0 .38 ) 7 .31
2015 7 .78 0 .35 ( 0 .47 ) ( 0 .12 ) ( 0 .35 ) ( 0 .08 ) ( 0 .43 ) 7 .23

See accompanying notes.
281
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 7 .73 ) % (d) ,(e) $ 4,703 1 .05% (f) ,(g) 5 .81% (f) 62 .7% (f)
4 .65 (e) 5,543 1 .05 (g) 5 .98 56 .5
0 .07 (e) 6,376 1 .05 (g) 5 .50 42 .5
6 .67 6,031 1 .05 (g) 4 .80 104 .8
7 .31 5,426 1 .05 (g) 5 .36 51 .5
( 2 .37 ) 3,981 1 .05 (g) 4 .96 49 .6
( 6 .48 ) (d) ,(e) 485,512 0 .95 (f) 5 .41 (f) 74 .6 (f)
6 .36 615,367 0 .94 5 .40 49 .8
( 0 .45 ) 609,934 0 .92 5 .35 42 .0
9 .63 851,070 0 .91 5 .12 51 .2
7 .55 933,518 0 .90 5 .74 42 .7
( 0 .90 ) 1,039,461 0 .88 5 .42 45 .1
( 6 .89 ) (d) 132,220 1 .68 (f) 4 .68 (f) 74 .6 (f)
5 .52 170,730 1 .67 4 .72 49 .8
( 1 .16 ) 259,729 1 .63 4 .64 42 .0
8 .89 339,347 1 .63 4 .40 51 .2
6 .68 382,177 1 .65 5 .00 42 .7
( 1 .50 ) 415,004 1 .63 4 .69 45 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.

See accompanying notes.
282
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INFLATION PROTECTION FUND
Class A shares
2020(c) $ 8.45 $ 0.05 $ 0.29 $ 0.34 ( $ 0 .03) $ – ( $ 0.03) $ 8.76
2019 8.16 0.10 0.52 0.62 (0.33) – (0.33) 8.45
2018 8.47 0.17 (0.32) (0.15) (0.16) – (0.16) 8.16
2017 8.62 0.11 (0.20) (0.09) (0.06) – (0.06) 8.47
2016 8.29 0.03 0.36 0.39 (0.06) – (0.06) 8.62
2015 8.62 0.01 (0.23) (0.22) (0.11) – (0.11) 8.29
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
2020(c) 25.02 0.04 (2.70) (2.66) (0.44) (0.28) (0.72) 21.64
2019 24.03 0.47 1.20 1.67 (0.17) (0.51) (0.68) 25.02
2018 29.17 0.23 (5.10) (4.87) (0.27) – (0.27) 24.03
2017 22.74 0.23 6.40 6.63 (0.20) – (0.20) 29.17
2016 21.37 0.11 1.32 1.43 (0.06) – (0.06) 22.74
2015 25.01 0 .19 (3.56) (3.37) (0.27) – (0.27) 21.37
Class C shares
2020(c) 23.61 (0.07) (2.57) (2.64) (0.19) (0.28) (0.47) 20.50
2019 22.76 0.18 1.18 1.36 – (0.51) (0.51) 23.61
2018 27.68 (0.06) (4.85) (4.91) (0.01) – (0.01) 22.76
2017 21.61 (0.03) 6.10 6.07 – – – 27.68
2016 20.45 (0.10) 1.26 1.16 – – – 21.61
2015 23.96 (0.06) (3.39) (3.45) (0.06) – (0.06) 20.45

See accompanying notes.
283
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4.05% (d) $ 11,560 0.90% (e),(f) 1.10% (e) 69.8% (e)
7.75 10,192 0.90 (f) 1.23 68.4
(1.92) (g) 10,052 0.90 (f) 2.00 84.0
(0.87) (g) 11,735 0.90 (f) 1.31 60.9
4.72 13,910 0.90 (f) 0.30 62.0
(2.62) 13,490 0.90 (f) 0.09 54.5
(11.10) (d ) ,( h) 65,333 1.55 (e),(f) 0.34 (e) 54.5 (e)
7.22 77,559 1.57 (f) 1.91 148.3
(16.88) 79,698 1.62 (f),(i) 0.81 118.1
29.49 98,679 1.62 (f),(i) 0.90 97.4
6.75 77,283 1.75 (f) 0.53 120.3
(13.56) 78,797 1.75 (f) 0.79 88.4
(11.53) (d ),( g) ,(h) 6,264 2.51 (e),(f) (0.61) (e) 54.5 (e)
6.23 (g) 8,234 2.55 (f) 0.76 148.3
(17.78) (g) 10,972 2.67 (f),(i) (0.22) 118.1
28.19 (g) 13,144 2.67 (f),(i) (0.14) 97.4
5.62 (g) 9,220 2.80 (f) (0.51) 120.3
(14.43) 9,388 2.80 (f) (0.25) 88.4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) During 2019, the Fund experience a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(i) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

See accompanying notes.
284
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL FUND I
Class A shares
2020(c) $ 14 .83 $ 0 .03 ( $ 1 .40 ) ( $ 1 .37 ) ( $ 0 .32 ) $ – ( $ 0 .32 ) $ 13 .14
2019 14 .06 0 .30 1 .39 1 .69 ( 0 .26 ) ( 0 .66 ) ( 0 .92 ) 14 .83
2018 16 .60 0 .24 ( 2 .67 ) ( 2 .43 ) ( 0 .11 ) – ( 0 .11 ) 14 .06
2017 12 .99 0 .12 3 .55 3 .67 ( 0 .06 ) – ( 0 .06 ) 16 .60
2016 13 .45 0 .07 ( 0 .45 ) ( 0 .38 ) ( 0 .08 ) – ( 0 .08 ) 12 .99
2015 13 .63 0 .14 ( 0 .01 ) 0 .13 ( 0 .31 ) – ( 0 .31 ) 13 .45
LARGECAP GROWTH FUND I
Class A shares
2020(c) 15 .59 ( 0 .02 ) 1 .01 0 .99 – ( 1 .28 ) ( 1 .28 ) 15 .30
2019 15 .08 ( 0 .05 ) 2 .26 2 .21 – ( 1 .70 ) ( 1 .70 ) 15 .59
2018 14 .62 ( 0 .05 ) 1 .90 1 .85 – ( 1 .39 ) ( 1 .39 ) 15 .08
2017 11 .79 ( 0 .05 ) 3 .41 3 .36 – ( 0 .53 ) ( 0 .53 ) 14 .62
2016 13 .31 ( 0 .05 ) 0 .02 ( 0 .03 ) – ( 1 .49 ) ( 1 .49 ) 11 .79
2015 13 .47 ( 0 .06 ) 1 .17 1 .11 – ( 1 .27 ) ( 1 .27 ) 13 .31

See accompanying notes.
285
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 9 .55 ) % (d) $ 8,177 1 .30% (e) ,(f) 0 .41% (e) 60 .6% (e)
13 .58 10,207 1 .32 (f) 2 .16 71 .0
( 14 .75 ) 7,737 1 .45 (f) 1 .47 70 .2
28 .41 6,867 1 .45 (f) 0 .84 66 .6
( 2 .91 ) (g) 3,992 1 .45 (f) 0 .54 69 .9
0 .96 (g) 5,303 1 .45 (f) 1 .02 52 .8
6 .38 (d) 416,279 0 .98 (e) ,(f) ( 0 .27 ) (e) 44 .8 (e)
17 .51 (g) 414,599 1 .00 (f) ( 0 .37 ) 28 .1
13 .21 (g) 39,217 1 .04 (f) ( 0 .36 ) 34 .8
29 .68 23,722 1 .16 (f) ( 0 .36 ) 38 .5
( 0 .21 ) 22,488 1 .15 (f) ( 0 .41 ) 32 .8
9 .22 14,606 1 .25 (f) ( 0 .50 ) 39 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
286
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2020(c) $ 19 .10 $ 0 .15 ( $ 0 .73 ) ( $ 0 .58 ) ( $ 0 .32 ) ( $ 0 .38 ) ( $ 0 .70 ) $ 17 .82
2019 17 .99 0 .31 1 .92 2 .23 ( 0 .28 ) ( 0 .84 ) ( 1 .12 ) 19 .10
2018 17 .96 0 .29 0 .92 1 .21 ( 0 .25 ) ( 0 .93 ) ( 1 .18 ) 17 .99
2017 15 .02 0 .26 3 .14 3 .40 ( 0 .26 ) ( 0 .20 ) ( 0 .46 ) 17 .96
2016 14 .79 0 .25 0 .32 0 .57 ( 0 .22 ) ( 0 .12 ) ( 0 .34 ) 15 .02
2015 14 .35 0 .23 0 .44 0 .67 ( 0 .22 ) ( 0 .01 ) ( 0 .23 ) 14 .79
Class C shares
2020(c) 18 .57 0 .07 ( 0 .73 ) ( 0 .66 ) ( 0 .17 ) ( 0 .38 ) ( 0 .55 ) 17 .36
2019 17 .51 0 .16 1 .89 2 .05 ( 0 .15 ) ( 0 .84 ) ( 0 .99 ) 18 .57
2018 17 .54 0 .13 0 .90 1 .03 ( 0 .13 ) ( 0 .93 ) ( 1 .06 ) 17 .51
2017 14 .69 0 .12 3 .08 3 .20 ( 0 .15 ) ( 0 .20 ) ( 0 .35 ) 17 .54
2016 14 .49 0 .13 0 .31 0 .44 ( 0 .12 ) ( 0 .12 ) ( 0 .24 ) 14 .69
2015 14 .08 0 .11 0 .44 0 .55 ( 0 .13 ) ( 0 .01 ) ( 0 .14 ) 14 .49
MIDCAP FUND
Class A shares
2020(c) 30 .15 0 .05 ( 2 .90 ) ( 2 .85 ) ( 0 .07 ) ( 1 .32 ) ( 1 .39 ) 25 .91
2019 26 .24 0 .01 6 .64 6 .65 – ( 2 .74 ) ( 2 .74 ) 30 .15
2018 26 .90 ( 0 .04 ) 0 .29 0 .25 – ( 0 .91 ) ( 0 .91 ) 26 .24
2017 21 .79 ( 0 .02 ) 5 .63 5 .61 ( 0 .03 ) ( 0 .47 ) ( 0 .50 ) 26 .90
2016 22 .25 0 .04 0 .79 0 .83 – ( 1 .29 ) ( 1 .29 ) 21 .79
2015 21 .99 ( 0 .01 ) 1 .35 1 .34 – ( 1 .08 ) ( 1 .08 ) 22 .25
Class C shares
2020(c) 26 .77 ( 0 .05 ) ( 2 .55 ) ( 2 .60 ) – ( 1 .32 ) ( 1 .32 ) 22 .85
2019 23 .77 ( 0 .16 ) 5 .90 5 .74 – ( 2 .74 ) ( 2 .74 ) 26 .77
2018 24 .63 ( 0 .22 ) 0 .27 0 .05 – ( 0 .91 ) ( 0 .91 ) 23 .77
2017 20 .10 ( 0 .18 ) 5 .18 5 .00 – ( 0 .47 ) ( 0 .47 ) 24 .63
2016 20 .77 ( 0 .11 ) 0 .73 0 .62 – ( 1 .29 ) ( 1 .29 ) 20 .10
2015 20 .74 ( 0 .17 ) 1 .28 1 .11 – ( 1 .08 ) ( 1 .08 ) 20 .77

See accompanying notes.
287
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 3 .35 ) % (d) $ 420,757 0 .44% (e) 1 .62% (e) 8 .8% (e)
13 .84 435,070 0 .46 1 .73 3 .2
6 .89 380,299 0 .44 1 .60 5 .8
23 .04 355,131 0 .46 1 .57 3 .4
3 .97 289,269 0 .48 1 .70 4 .2
4 .68 269,123 0 .48 1 .56 6 .3
( 3 .81 ) (d) 61,980 1 .30 (e) ,(f) 0 .76 (e) 8 .8 (e)
12 .91 66,411 1 .30 (f) 0 .91 3 .2
5 .92 65,204 1 .30 (f) 0 .75 5 .8
22 .07 56,953 1 .30 (f) 0 .72 3 .4
3 .11 41,497 1 .30 (f) 0 .88 4 .2
3 .92 32,500 1 .30 (f) 0 .74 6 .3
( 9 .99 ) (d) ,(g) 1,414,801 0 .96 (e) 0 .36 (e) 14 .9 (e)
29 .21 1,645,317 0 .98 0 .05 13 .6
0 .86 1,439,026 0 .96 ( 0 .14 ) 25 .8
26 .19 1,714,560 1 .00 ( 0 .10 ) 15 .4
4 .14 2,096,851 0 .99 0 .19 22 .4
6 .35 1,995,620 0 .98 ( 0 .06 ) 22 .6
( 10 .34 ) (d) 187,673 1 .70 (e) ( 0 .37 ) (e) 14 .9 (e)
28 .32 228,866 1 .70 ( 0 .67 ) 13 .6
0 .11 248,197 1 .69 ( 0 .86 ) 25 .8
25 .31 301,746 1 .71 ( 0 .81 ) 15 .4
3 .39 309,404 1 .73 ( 0 .57 ) 22 .4
5 .59 346,242 1 .71 ( 0 .79 ) 22 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
288
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions from
Realized Gains
Total Dividends
and Distributions
MIDCAP VALUE FUND I
Class A shares
2020(c) $ 14.27 $ 0.08 ( $ 2.28) ( $ 2.20) ( $ 0.11) ( $ 0.57) ( $ 0.68)
2019(g) 13.56 0.04 0.67 0.71 – – –
MONEY MARKET FUND
Class A shares
2020(c) 1.00 0.01 – 0.01 (0.01) – (0.01)
2019 1.00 0.02 – 0.02 (0.02) – (0.02)
2018 1.00 0.01 – 0.01 (0.01) – (0.01)
2017 1.00 – 0.01 0.01 (0.01) – (0.01)
2016 1.00 – – – – – –
2015 1.00 – – – – – –

See accompanying notes.
289
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Net Asset Value,
End of Period Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross
Expenses to Average
Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
$ 11.39 (16.38) % (d) $ 21,599 1.21% (e),(f) – % 1.29% (e) 78.5% (e)
14.27 5.24 (d) 26,083 1.38 (e),(f) – 0.51 (e) 60.0 (e)
1.00 0.59 (d) 329,507 0.50 (e),(f) 0.57 (e),(h) 1.16 (e) 0.0 (e)
1.00 1.98 242,127 0.50 (f) 0.60 (h) 1.94 0.0
1.00 1.36 231,844 0.52 (f) 0.63 (h) 1.34 0.0
1.00 0.53 245,177 0.53 0.53 (h) 0.47 0.0
1.00 0.00 451,554 0.50 0.54 (h) 0.00 0.0
1.00 0.00 465,970 0.20 0.53 (h) 0.00 0.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from April 2, 2019, date operations commenced, through October 31, 2019.
(h) Excludes expense reimbursement from Manager.

See accompanying notes.
290
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2020(c) $ 50 .56 $ 0 .25 ( $ 2 .46 ) ( $ 2 .21 ) ( $ 0 .46 ) ( $ 3 .67 ) ( $ 4 .13 ) $ 44 .22
2019 63 .24 0 .53 5 .65 6 .18 ( 0 .66 ) ( 18 .20 ) ( 18 .86 ) 50 .56
2018 63 .68 0 .84 3 .47 4 .31 ( 0 .62 ) ( 4 .13 ) ( 4 .75 ) 63 .24
2017 57 .28 0 .56 11 .52 12 .08 ( 0 .59 ) ( 5 .09 ) ( 5 .68 ) 63 .68
2016 59 .26 0 .64 0 .39 1 .03 ( 0 .66 ) ( 2 .35 ) ( 3 .01 ) 57 .28
2015 58 .80 0 .62 2 .60 3 .22 ( 0 .53 ) ( 2 .23 ) ( 2 .76 ) 59 .26
Class C shares
2020(c) 33 .73 0 .03 ( 1 .52 ) ( 1 .49 ) ( 0 .23 ) ( 3 .67 ) ( 3 .90 ) 28 .34
2019 48 .95 0 .09 3 .34 3 .43 ( 0 .45 ) ( 18 .20 ) ( 18 .65 ) 33 .73
2018 50 .38 0 .24 2 .75 2 .99 ( 0 .29 ) ( 4 .13 ) ( 4 .42 ) 48 .95
2017 46 .47 0 .06 9 .21 9 .27 ( 0 .27 ) ( 5 .09 ) ( 5 .36 ) 50 .38
2016 48 .72 0 .13 0 .32 0 .45 ( 0 .35 ) ( 2 .35 ) ( 2 .70 ) 46 .47
2015 48 .88 0 .12 2 .15 2 .27 ( 0 .20 ) ( 2 .23 ) ( 2 .43 ) 48 .72
REAL ESTATE SECURITIES FUND
Class A shares
2020(c) 28 .63 0 .18 ( 5 .35 ) ( 5 .17 ) ( 0 .21 ) ( 0 .25 ) ( 0 .46 ) 23 .00
2019 23 .20 0 .31 6 .02 6 .33 ( 0 .33 ) ( 0 .57 ) ( 0 .90 ) 28 .63
2018 23 .65 0 .35 0 .11 0 .46 ( 0 .45 ) ( 0 .46 ) ( 0 .91 ) 23 .20
2017 22 .80 0 .23 1 .46 1 .69 ( 0 .24 ) ( 0 .60 ) ( 0 .84 ) 23 .65
2016 23 .22 0 .25 0 .87 1 .12 ( 0 .28 ) ( 1 .26 ) ( 1 .54 ) 22 .80
2015 22 .25 0 .25 1 .19 1 .44 ( 0 .25 ) ( 0 .22 ) ( 0 .47 ) 23 .22
Class C shares
2020(c) 28 .08 0 .08 ( 5 .24 ) ( 5 .16 ) ( 0 .10 ) ( 0 .25 ) ( 0 .35 ) 22 .57
2019 22 .77 0 .11 5 .91 6 .02 ( 0 .14 ) ( 0 .57 ) ( 0 .71 ) 28 .08
2018 23 .23 0 .17 0 .10 0 .27 ( 0 .27 ) ( 0 .46 ) ( 0 .73 ) 22 .77
2017 22 .42 0 .05 1 .43 1 .48 ( 0 .07 ) ( 0 .60 ) ( 0 .67 ) 23 .23
2016 22 .90 0 .06 0 .85 0 .91 ( 0 .13 ) ( 1 .26 ) ( 1 .39 ) 22 .42
2015 21 .95 0 .08 1 .17 1 .25 ( 0 .08 ) ( 0 .22 ) ( 0 .30 ) 22 .90

See accompanying notes.
291
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 5 .17 ) % (d) $ 890,796 0 .85% (e) 1 .04% (e) 39 .2% (e)
17 .38 993,244 0 .86 1 .10 35 .4
6 .95 950,601 0 .83 1 .30 36 .3
22 .53 970,151 0 .82 0 .94 20 .1
1 .91 878,686 0 .84 1 .13 34 .5
5 .72 933,710 0 .84 1 .06 14 .0
( 5 .56 ) (d) 33,538 1 .70 (e) 0 .20 (e) 39 .2 (e)
16 .38 39,154 1 .70 0 .28 35 .4
6 .09 51,955 1 .65 0 .48 36 .3
21 .54 52,721 1 .65 0 .12 20 .1
1 .05 46,507 1 .67 0 .29 34 .5
4 .87 48,298 1 .65 (f) 0 .25 14 .0
( 18 .18 ) (d) 300,608 1 .25 (e) 1 .40 (e) 33 .5 (e)
28 .09 370,891 1 .26 1 .20 20 .1
1 .99 277,447 1 .25 1 .51 22 .7
7 .59 297,516 1 .28 1 .00 24 .3
4 .99 (g) 370,306 1 .25 1 .08 24 .8
6 .57 (g) 289,165 1 .30 1 .08 26 .2
( 18 .50 ) (d) 39,275 2 .03 (e) 0 .63 (e) 33 .5 (e)
27 .10 53,250 2 .05 0 .44 20 .1
1 .19 47,303 2 .03 0 .73 22 .7
6 .75 50,302 2 .05 0 .21 24 .3
4 .17 52,388 2 .07 (f) 0 .27 24 .8
5 .71 42,051 2 .07 (f) 0 .35 26 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
292
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class A shares
2020(c) $ 12.32 $ 0.11 $ 0.07 $ 0.18 ( $ 0.12) $ – ( $ 0.12) $ 12.38
2019 12.01 0.27 0.31 0.58 (0.27) – (0.27) 12.32
2018 12.21 0.24 (0.20) 0.04 (0.24) – (0.24) 12.01
2017 12.23 0.21 (0.02) 0.19 (0.21) – (0.21) 12.21
2016 12.18 0.20 0.06 0.26 (0.21) – (0.21) 12.23
2015 12.23 0.17 (0.05) 0.12 (0.17) – (0.17) 12.18
Class C shares
2020(c) 12.33 0.06 0 .06 0.12 (0.06) – (0.06) 12.39
2019 12.01 0.16 0.32 0.48 (0.16) – (0.16) 12.33
2018 12.21 0 .13 (0.20) (0.07) (0.13) – (0.13) 12.01
2017 12.24 0.10 (0.03) 0.07 (0.10) – (0.10) 12.21
2016 12.18 0.09 0.07 0.16 (0.10) – (0.10) 12.24
2015 12.24 0.06 (0.06) – (0.06) – (0.06) 12.18
SMALLCAP FUND
Class A shares
2020(c) 20.79 0.02 (2.96) (2.94) – (1.21) (1.21) 16.64
2019 22.60 0.01 1.09 1.10 (0.01) (2.90) (2.91) 20.79
2018 24.13 0.01 0.43 0.44 – (1.97) (1.97) 22.60
2017 20.02 (0.02) 4.65 4.63 (0.09) (0.43) (0.52) 24.13
2016 20.62 0.10 0.04 0.14 – (0.74) (0.74) 20.02
2015 21.74 (0.04) 1.39 1.35 – (2.47) (2.47) 20 .62
Class C shares
2020(c) 18.20 (0.05) (2.55) (2.60) – (1.21) (1.21) 14.39
2019 20.33 (0.14) 0 .91 0.77 – (2.90) (2.90) 18.20
2018 22.06 (0.16) 0.40 0.24 – (1.97) (1.97) 20.33
2017 18.40 ( 0 .19) 4.28 4.09 – (0.43) (0.43) 22.06
2016 19.16 (0.05) 0.03 (0.02) – (0.74) (0.74) 18.40
2015 20.53 (0.20) 1.30 1.10 – (2.47) (2.47) 19.16

See accompanying notes.
293
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
1.46% (d) $ 329,938 0.67% (e) 1.87% (e) 68.5% (e)
4.88 310,526 0.69 2.22 52.4
0.31 292,426 0.67 1.98 57.3
1.55 325,872 0.68 1.72 59.5
2.17 340,470 0.69 1.63 53.6
0.98 297,899 0.68 1.39 56.4
1.00 (d) 57,539 1.58 (e) 0.96 (e) 68.5 (e)
4.03 51,869 1.59 1.33 52.4
(0.59) 63,169 1.57 1.07 57.3
0.57 77,278 1.57 0.82 59.5
1.36 86,734 1.57 0.75 53.6
0.00 84,886 1.57 0.50 56.4
(15.23) (d),(f) 174,946 1.22 (e) 0.24 (e) 30.2 (e)
7 .38 218,037 1.22 0.04 40.0
1.73 218,500 1.18 0.06 51.6
23.33 228,263 1.23 (0.11) 67.5
0.77 214,666 1.24 (g) 0.52 59.1
6.90 225,217 1.23 (g) (0.19) 69.2
(15.56) (d),(f) 20,188 2.05 (e) (0.60) (e) 30.2 (e)
6.44 26,671 2.04 (g) (0.77) 40.0
0.93 34,505 1.98 (g) (0.75) 51.6
22.39 31,527 2.02 (g) (0.91) 67.5
(0.03) 25,294 2.08 (g) (0.31) 59.1
5.99 25,086 2.07 (g) (1.01) 69.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Reflects Manager's contractual expense limit.

See accompanying notes.
294
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class A shares
2020(c) $ 10.39 $ 0.04 ( $ 2.49) ( $ 2.45) ( $ 0.05) $ – ( $ 0.05) $ 7.89
2019 11.96 0.05 0.20 0.25 (0.04) (1.78) (1.82) 10.39
2018 13.61 0.01 (0.36) (0.35) – (1.30) (1.30) 11.96
2017 11.84 (0.02) 2.55 2.53 (0.04) (0.72) (0.76) 13.61
2016 12.68 0.01 0.45 0.46 (0.05) (1.25) (1.30) 11.84
2015 14.08 – 0.14 0.14 (0.04) (1.50) (1.54) 12.68
TAX-EXEMPT BOND FUND
Class A shares
2020(c) 7.43 0.09 (0.52) (0.43) (0.08) – (0.08) 6.92
2019 6.95 0.24 0.47 0.71 (0.23) – (0.23) 7.43
2018 7.24 0.28 (0.31) (0.03) (0.26) – (0.26) 6.95
2017 7.42 0.29 (0.20) 0.09 (0.27) – (0.27) 7.24
2016 7.34 0.28 0.06 0.34 (0.26) – (0.26) 7.42
2015 7.42 0.30 (0.07) 0.23 (0.31) – (0.31) 7.34
Class C shares
2020(c) 7.46 0.06 (0.52) (0.46) (0.05) – (0.05) 6.95
2019 6.97 0.19 0.47 0.66 (0.17) – (0.17) 7.46
2018 7.27 0.22 (0.32) (0.10) (0.20) – (0.20) 6.97
2017 7.44 0.23 (0.19) 0.04 (0.21) – (0.21) 7.27
2016 7.36 0.21 0.07 0.28 (0.20) – (0.20) 7.44
2015 7.44 0.24 (0.07) 0.17 (0.25) – (0.25) 7.36

See accompanying notes.
295
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Gross
Expenses to Average
Net Assets
Ratio of Net
Investment Income to
Average Net Assets
Portfolio Turnover
Rate
(23.70) % (d) $ 5,814 1.45% (e),(f) N/A – % 0.77% (e) 98.2% (e)
4.63 7,997 1.45 (f) N/A – 0.45 76.1
(3.25) 7,529 1.45 (f) N/A – 0.04 84.1
21.53 6,994 1.45 (f) N/A – (0.12) 58.6
4.38 2,862 1.45 (f) N/A – 0.13 52.5
1.12 2,320 1.45 (f) N/A – (0.01) 47.8
(5.80) (d) 336,595 0.83% (e) 0.78 (e),(g) – 2.50 (e) 99.1 (e)
10.28 358,580 0.86 0.79 (g) – 3.36 64.0
(0.42) 269,439 0.85 0.78 (g) – 3.87 65.8
1.29 277,289 0.83 0.79 (g) – 3.97 30.9
4.71 326,545 0.81 0.78 (g) – 3.68 33.7
3.17 226,170 0.81 0.79 (g) 0.81 4.06 21.0
(6.16) (d) 40,140 1.66 (e) 1.60 (e),(f),(g) 1.66 (e),(h) 1.72 (e) 99.1 (e)
9.51 39,162 1.67 1.60 (f),(g) 1.74 (h) 2.55 64.0
(1.38) 26,337 1.67 1.60 (f),(g) 1.73 (h) 3.05 65.8
0.60 27,133 1.64 1.60 (f),(g) 1.68 (h) 3.16 30.9
3.84 31,846 1.63 1.60 (f),(g) 1.69 (h) 2.84 33.7
2.32 14,771 1.62 1.60 (f),(g) 1.78 (h) 3.25 21.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(h) Excludes expense reimbursement from Manager.

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2020 (unaudited)
296
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee may apply to IRA accounts and 403(b) accounts within Class A and Class C shares. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value November
1, 2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Beginning Account
Value November
1, 2019
Ending
Account
Value April
30, 2020
Expenses Paid
During Period
November 1,
2019 to April
30, 2020
(a)
Annualized
Expense
Ratio
California Municipal Fund
Class A $ 1,000.00 $ 955.49 $ 3.89 $ 1,000.00 $ 1,020.89 $ 4.02 0.80%
Class C 1,000.00 951.69 7.86 1,000.00 1,016.81 8.12 1.62
California Municipal Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 955.50 3.70 1,000.00 1,021.04 3.83 0.76
Class C 1,000.00 951.70 7.67 1,000.00 1,016.91 7.95 1.58
Core Fixed Income Fund
Class A 1,000.00 1,031.19 4.24 1,000.00 1,020.69 4.22 0.84
Class C 1,000.00 1,025.79 8.36 1,000.00 1,016.61 8.32 1.66
Core Plus Bond Fund
Class A 1,000.00 1,036.76 4.46 1,000.00 1,020.49 4.42 0.88
Diversified International Fund
Class A 1,000.00 888.73 5.78 1,000.00 1,018.75 6.17 1.23
Class C 1,000.00 885.52 9.28 1,000.00 1,015.02 9.92 1.98
Equity Income Fund
Class A 1,000.00 865.85 4.13 1,000.00 1,020.44 4.47 0.89
Class C 1,000.00 862.46 7.59 1,000.00 1,016.71 8.22 1.64

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2020 (unaudited)
297
Actual Hypothetical
Beginning
Account
Value November
1, 2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Beginning Account
Value November
1, 2019
Ending
Account
Value April
30, 2020
Expenses Paid
During Period
November 1,
2019 to April
30, 2020
(a)
Annualized
Expense
Ratio
Finisterre Unconstrained Emerging
Markets Bond Fund
Class A $ 1,000.00 $ 942.89 $ 5.80 $ 1,000.00 $ 1,018.90 $ 6.02 1.20%
Global Diversified Income Fund
Class A 1,000.00 861.17 4.67 1,000.00 1,019.84 5.07 1.01
Class C 1,000.00 857.61 8.22 1,000.00 1,016.01 8.92 1.78
Global Real Estate Securities Fund
Class A 1,000.00 785.10 5.90 1,000.00 1,018.25 6.67 1.33
Class C 1,000.00 781.69 9.39 1,000.00 1,014.32 10.62 2.12
Government & High Quality Bond
Fund
Class A 1,000.00 1,018.80 4.07 1,000.00 1,020.84 4.07 0.81
Class C 1,000.00 1,014.68 8.16 1,000.00 1,016.76 8.17 1.63
High Income Fund
Class A 1,000.00 922.67 5.02 1,000.00 1,019.64 5.27 1.05
High Yield Fund
Class A 1,000.00 935.18 4.57 1,000.00 1,020.14 4.77 0.95
Class C 1,000.00 931.11 8.07 1,000.00 1,016.51 8.42 1.68
Inflation Protection Fund
Class A 1,000.00 1,040.49 4.57 1,000.00 1,020.39 4.52 0.90
International Emerging Markets
Fund
Class A 1,000.00 889.03 7.28 1,000.00 1,017.16 7.77 1.55
Class C 1,000.00 884.68 11.76 1,000.00 1,012.38 12.56 2.51
International Fund I
Class A 1,000.00 904.48 6.16 1,000.00 1,018.40 6.52 1.30
LargeCap Growth Fund I
Class A 1,000.00 1,063.75 5.03 1,000.00 1,019.99 4.92 0.98
LargeCap S&P 500 Index Fund
Class A 1,000.00 966.47 2.15 1,000.00 1,022.68 2.21 0.44
Class C 1,000.00 961.92 6.34 1,000.00 1,018.40 6.52 1.30
MidCap Fund
Class A 1,000.00 900.05 4.54 1,000.00 1,020.09 4.82 0.96
Class C 1,000.00 896.62 8.02 1,000.00 1,016.41 8.52 1.70
MidCap Value Fund I
Class A 1,000.00 836.21 5.52 1,000.00 1,018.85 6.07 1.21
Money Market Fund
Class A 1,000.00 1,005.90 2.49 1,000.00 1,022.38 2.51 0.50
Class C – – – – – – 0.63
Principal Capital Appreciation Fund
Class A 1,000.00 948.33 4.12 1,000.00 1,020.64 4.27 0.85
Class C 1,000.00 944.39 8.22 1,000.00 1,016.41 8.52 1.70
Real Estate Securities Fund
Class A 1,000.00 818.17 5.65 1,000.00 1,018.65 6.27 1.25
Class C 1,000.00 815.01 9.16 1,000.00 1,014.77 10.17 2.03
Short-Term Income Fund
Class A 1,000.00 1,014.60 3.36 1,000.00 1,021.53 3.37 0.67
Class C 1,000.00 1,010.02 7.90 1,000.00 1,017.01 7.92 1.58
SmallCap Fund
Class A 1,000.00 847.67 5.60 1,000.00 1,018.80 6.12 1.22
Class C 1,000.00 844.35 9.40 1,000.00 1,014.67 10.27 2.05
SmallCap Value Fund II
Class A 1,000.00 762.98 6.36 1,000.00 1,017.65 7.27 1.45

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2020 (unaudited)
298
Actual Hypothetical
Beginning
Account
Value November
1, 2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Beginning Account
Value November
1, 2019
Ending
Account
Value April
30, 2020
Expenses Paid
During Period
November 1,
2019 to April
30, 2020
(a)
Annualized
Expense
Ratio
Tax-Exempt Bond Fund
Class A $ 1,000.00 $ 942.04 $ 4.06 $ 1,000.00 $ 1,020.69 $ 4.22 0.84%
Class C 1,000.00 938.42 8.00 1,000.00 1,016.61 8.32 1.66
Tax-Exempt Bond Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 942.00 3.77 1,000.00 1,020.94 3.93 0.78
Class C 1,000.00 938.40 7.71 1,000.00 1,016.81 8.06 1.60
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)
300
Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of December 2019, January 2020,
February 2020, March 2020, April 2020 and May 2020 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
December 2019
Fund Net Income Realized Gain Capital Sources
California Municipal Fund 36.03% 0.00% 63.97%
Core Fixed Income Fund 18.23 0.00 81.77
Diversified International Fund 55.04 0.00 44.96
Finisterre Unconstrained Emerging Markets Bond Fund 45.89 13.69 40.42
Global Diversified Income Fund 52.94 0.00 47.06
Global Real Estate Securities Fund 0.00 100.00 0.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 65.39 0.00 34.61
High Yield Fund 7.93 0.00 92.07
International Fund I 89.47 0.00 10.53
Tax-Exempt Bond Fund 90.35 0.00 9.65
January 2020
Fund Net Income Realized Gain Capital Sources
California Municipal Fund 45.13% 0.00% 54.87%
Core Fixed Income Fund 7.14 0.00 92.86
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 100.00 0.00
Global Diversified Income Fund 2.17 0.00 97.83
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 52.08 0.00 47.92
High Yield Fund 0.00 0.00 100.00
Short-Term Income Fund 93.29 0.00 6.71
Tax-Exempt Bond Fund 88.95 0.00 11.05
February 2020
Fund Net Income Realized Gain Capital Sources
California Municipal Fund 64.75% 0.00% 35.25%
Core Fixed Income Fund 0.00 0.00 100.00
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 100.00 0.00
Global Diversified Income Fund 10.89 0.00 89.11
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 53.97 0.00 46.03
High Yield Fund 0.00 0.00 100.00
Short-Term Income Fund 98.23 0.00 1.77
March 2020
Fund Net Income Realized Gain Capital Sources
California Municipal Fund 79.58% 0.00% 20.42%
Core Fixed Income Fund 0.00 0.00 100.00
Finisterre Unconstrained Emerging Markets Bond Fund 14.21 85.79 0.00
Global Diversified Income Fund 8.33 0.00 91.67
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 57.86 0.00 42.14
High Yield Fund 0.00 0.00 100.00

Principal Funds, Inc.
(unaudited)
301
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
March 2020
Fund Net Income Realized Gain Capital Sources
Short-Term Income Fund 97.02 2.98 0.00
April 2020
Fund Net Income Realized Gain Capital Sources
California Municipal Fund 43.71% 0.00% 56.29%
Core Fixed Income Fund 0.00 41.53 58.47
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 0.00 100.00
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 78.38 0.00 21.62
High Yield Fund 0.00 0.00 100.00
Tax-Exempt Bond Fund 88.01 0.00 11.99
May 2020
Fund Net Income Realized Gain Capital Sources
California Municipal Fund 65.15% 0.00% 34.85%
Core Fixed Income Fund 0.00 67.75 32.25
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 0.00 100.00
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 76.96 0.00 23.04
High Yield Fund 6.51 0.00 93.49

302
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72.
Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 127 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 127 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee Member,15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 127 None
Mark A. Grimmett
Director since 2004
Member, Audit Committee Member, 15(c)
Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
127 None
Fritz S. Hirsch
Director since 2005
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 127 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 127 Armstrong World Industries, Inc. and
Equity Lifestyle Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 127 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Retired. 127 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 127 Denbury Resources Inc. and Helmerich
& Payne; Formerly: Brown Advisory;
B/E Aerospace; WP Carey; Nalco (and its
successor Ecolab)

303
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
127 None
Patrick Halter
Director since 2017
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
127 None

304
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Principal Executive Officer, OC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice

305
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

306
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated March 1, 2020 and as supplemented, and the Statement of
Additional Information dated March 1, 2020 and as supplemented. These documents may be obtained free of charge by writing Principal
Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.
com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 10, 2020 to review the liquidity risk management program (the
“Program”) applicable to all series of the Principal Funds, Inc., excluding the money market funds (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from December 1, 2018 through December
31, 2019 (the “Reporting Period”). At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk
Management Committee (the “Committee”), addressed the operation, adequacy and effectiveness of the Program, the operation of each
Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report, that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule.

307
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved an Amended Subadvisory
Agreement with DDJ Capital Management, LLC related to the High Income Fund and Global Diversified Income Fund.
Approval of Amended Subadvisory Agreements for Global Diversified Income Fund
On December 9, 2019, the Board considered for the High Income Fund and Global Diversified Income Fund (the “Funds”) the approval of an amended fee schedule under the subadvisory agreement between Principal Global Investors, LLC (the “Manager”) and DDJ Capital
Management, LLC (the “Subadvisor”) which would result in a reduction of the subadvisory fee rate payable at current asset levels.
The Board reviewed materials received from the Manager regarding the proposed changes in the subadvisory fee schedules. The Board considered the Manager’s representation that the changes in the subadvisory fee schedules would not impact the quality or extent of the services the Subadvisor provides to each Fund and that the Subadvisor’s obligations under the applicable Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the fee schedule.
The Board considered that they had last approved the Subadvisory Agreement for each Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the applicable Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the
Subadvisory Agreement was in the best interests of each Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the amended
Subadvisory Agreement at this time and, accordingly, recommended to the Board of Directors the approval of the amended Subadvisory
Agreement.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | FV381-14 | 04/2020 | 806391

Principal Strategic Asset Management Portfolios
and Principal LifeTime Funds
Class A & C Shares
Semiannual Report for
Asset Allocation Investments
April 30, 2020
Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
Sign up for eDelivery!
Safe, secure and ready when you are,
sign up for eDelivery today.
Visit PrincipalFunds.com >
Note: If your shares are not held directly with Principal
Funds but through a brokerage firm, please contact your
broker for electronic delivery options available.

Rev. 01/2020
EE11865PFI-03
FACTS
WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and income
• Assets and transaction history
• Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
FUNDS SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —to offer our products
and services to you
Yes No
For joint marketing with other financial companies No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For nonaffiliates to market to you No We don’t share
Questions?
Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03 | 01/2020
Who we are
Who is providing this notice? Principal Funds includes Principal Funds, Inc., Principal Funds Distributor,
Inc., and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds
protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal
Funds collect my personal
information?
We collect your personal information, for example, when you
• Open an account or seek advice about your investments
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.
Why can’t I limit all
sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group
®
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information
This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes.
We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the
California Consumer Privacy Act, are available online at www.principal.com/privacy-policies .
If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Letter from the President 1
Financial Statements 2
Notes to Financial Statements 21
Schedules of Investments 28
Financial Highlights (includes performance information) 49
Shareholder Expense Example 59
Supplemental Information 61

1
Kamal Bhatia
President, Principal Funds
GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP
Dear Shareholder,
The recession from Covid-19 mitigation roared into reality with April reports. United States and Euro area business surveys and data showed huge declines. But China’s economy reopened as virus injury faded. European countries had been restarting for two weeks and some U.S.
economic activity was ticking higher. April stock markets looked past the crisis to recovery; markets were boosted by monster fiscal and monetary relief packages.
The real news is how different this contraction is from what’s typical. A recession is usually caused by problems created during the economic expansion that preceded it. Interest rates rise; inflation soars; profits plunge; defaults, bankruptcies surge; layoffs begin. That’s the normal sequence. This recession resulted from a desire to constrain a medical danger by closing businesses and pushing people to avoid crowds.
Since the cause was unique, it’s likely the downturn and aftermath will be quite different. Some of these differences can be an advantage.
Confidence falls to really low levels if the layoffs, problems, and defaults of the recession drag on and on. But, in a short downdraft, consumer sentiment could hold up much better. And it is; recent surveys show household confidence, while down from the peak, remains well above the sour level of the financial crisis. Further, in a classic recession, it’s often months before anyone is aware it’s started. As a result, official action to lessen the disruption arrives late. This time, the onset was so obvious that the U.S. government set up gigantic monetary and fiscal relief packages up early and fast. So, the income lost during the closures could be made up fairly quickly.
Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road or closer at hand.
1
Thanks for your continued trust and financial commitment to our funds family.
Sincerely,
Kamal Bhatia
President, Principal Funds
1
Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.
*
All data and market commentary from May 2020 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
2
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2010 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2030 Fund
Investment in affiliated Funds--at cost ...................................................
$ 647,878 $ 3,236,009 $ 4,632,701
Assets
Investment in affiliated Funds--at value .................................................... $ 690,640 $ 3,561,883 $ 5,081,933
Receivables:
Dividends and interest ................................................................. 571 2,215 1,985
Expense reimbursement from Manager ............................................... 2 – 2
Expense reimbursement from Distributor ............................................. 5 19 26
Fund shares sold ....................................................................... 75 871 378
Investment securities sold ............................................................. 721 81 52
Total Assets   692,014 3,565,069 5,084,376
Liabilities
Accrued administrative service fees ........................................................ 3 15 19
Accrued distribution fees .................................................................... 36 149 195
Accrued service fees ........................................................................ 13 74 93
Accrued transfer agent fees ................................................................. 19 107 132
Accrued chief compliance officer fees ...................................................... – 1 1
Accrued directors' expenses ................................................................. 2 3 9
Accrued professional fees ................................................................... 15 17 17
Accrued other expenses ..................................................................... 11 28 52
Payables:
Fund shares redeemed ................................................................. 794 908 412
Investment securities purchased ...................................................... 572 2,215 1,986
Total Liabilities
1,465 3,517 2,916
Net Assets Applicable to Outstanding Shares ............................................
$ 690,549 $ 3,561,552 $ 5,081,460
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 635,190 $ 3,152,364 $ 4,466,164
Total distributable earnings (accumulated loss) .............................................
55,359 409,188 615,296
Total Net Assets
$ 690,549 $ 3,561,552 $ 5,081,460
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 650,000 1,150,000 1,425,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 25,523 $ 96,255 $ 117,514
Shares Issued and Outstanding ........................................................ 2,037 7,427 8,820
Net Asset Value per share ............................................................. $ 12 .53 $ 12 .96 $ 13 .32
Maximum Offering Price .............................................................
$ 13 .02 $ 13 .71 $ 14 .10
Class J : Net Assets .......................................................................... $ 199,907 $ 797,089 $ 1,090,670
Shares Issued and Outstanding ........................................................ 16,154 62,353 82,398
Net Asset Value per share .............................................................
$ 12 .38
(a)
$ 12 .78
(a)
$ 13 .24
(a)
Institutional : Net Assets ..................................................................... $ 400,409 $ 2,295,941 $ 3,402,798
Shares Issued and Outstanding ........................................................ 32,220 178,532 256,226
Net Asset Value per share .............................................................
$ 12 .43 $ 12 .86 $ 13 .28
R-1 : Net Assets .............................................................................. $ 3,736 $ 17,260 $ 19,918
Shares Issued and Outstanding ........................................................ 301 1,348 1,509
Net Asset Value per share .............................................................
$ 12 .42 $ 12 .80 $ 13 .20
R-2 : Net Assets .............................................................................. $ 2,828 $ 16,747 $ 21,442
Shares Issued and Outstanding ........................................................ 227 1,309 1,618
Net Asset Value per share .............................................................
$ 12 .46 $ 12 .80 $ 13 .25
R-3 : Net Assets .............................................................................. $ 22,884 $ 109,162 $ 135,978
Shares Issued and Outstanding ........................................................ 1,854 8,569 10,280
Net Asset Value per share .............................................................
$ 12 .34 $ 12 .74 $ 13 .23
R-4 : Net Assets .............................................................................. $ 10,141 $ 54,925 $ 69,534
Shares Issued and Outstanding ........................................................ 820 4,302 5,057
Net Asset Value per share .............................................................
$ 12 .37 $ 12 .77 $ 13 .75
R-5 : Net Assets .............................................................................. $ 25,121 $ 174,173 $ 223,606
Shares Issued and Outstanding ........................................................ 2,028 13,612 16,853
Net Asset Value per share .............................................................
$ 12 .39 $ 12 .80 $ 13 .27
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
3
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2040 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
Strategic Income Fund
Investment in affiliated Funds--at cost ...................................................
$ 3,136,315 $ 1,908,718 $ 384,214
Assets
Investment in affiliated Funds--at value .................................................... $ 3,497,421 $ 2,091,119 $ 406,846
Receivables:
Dividends and interest ................................................................. 833 280 375
Expense reimbursement from Manager ............................................... 4 7 3
Expense reimbursement from Distributor ............................................. 16 5 2
Fund shares sold ....................................................................... 1,733 1,347 1,395
Total Assets   3,500,007 2,092,758 408,621
Liabilities
Accrued administrative service fees ........................................................ 14 9 2
Accrued distribution fees .................................................................... 127 59 15
Accrued service fees ........................................................................ 65 42 8
Accrued transfer agent fees ................................................................. 103 81 13
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 7 6 1
Accrued professional fees ................................................................... 17 16 15
Accrued other expenses ..................................................................... 34 19 10
Payables:
Fund shares redeemed ................................................................. 352 163 10
Investment securities purchased ...................................................... 2,176 1,458 1,760
Total Liabilities
2,896 1,853 1,834
Net Assets Applicable to Outstanding Shares ............................................
$ 3,497,111 $ 2,090,905 $ 406,787
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,002,038 $ 1,829,835 $ 378,569
Total distributable earnings (accumulated loss) .............................................
495,073 261,070 28,218
Total Net Assets
$ 3,497,111 $ 2,090,905 $ 406,787
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,025,000 800,000 725,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 88,565 $ 70,575 $ 15,716
Shares Issued and Outstanding ........................................................ 6,566 5,136 1,328
Net Asset Value per share ............................................................. $ 13 .49 $ 13 .74 $ 11 .84
Maximum Offering Price .............................................................
$ 14 .28 $ 14 .54 $ 12 .30
Class J : Net Assets .......................................................................... $ 686,354 $ 215,136 $ 63,698
Shares Issued and Outstanding ........................................................ 50,305 16,251 5,464
Net Asset Value per share .............................................................
$ 13 .64
(a)
$ 13 .24
(a)
$ 11 .66
(a)
Institutional : Net Assets ..................................................................... $ 2,389,877 $ 1,587,941 $ 285,690
Shares Issued and Outstanding ........................................................ 173,458 116,148 24,375
Net Asset Value per share .............................................................
$ 13 .78 $ 13 .67 $ 11 .72
R-1 : Net Assets .............................................................................. $ 14,547 $ 9,430 $ 2,705
Shares Issued and Outstanding ........................................................ 1,065 697 230
Net Asset Value per share .............................................................
$ 13 .65 $ 13 .54 $ 11 .76
R-2 : Net Assets .............................................................................. $ 19,761 $ 14,406 $ 3,693
Shares Issued and Outstanding ........................................................ 1,446 1,065 314
Net Asset Value per share .............................................................
$ 13 .66 $ 13 .53 $ 11 .75
R-3 : Net Assets .............................................................................. $ 88,155 $ 61,097 $ 11,628
Shares Issued and Outstanding ........................................................ 6,489 4,529 1,000
Net Asset Value per share .............................................................
$ 13 .59 $ 13 .49 $ 11 .63
R-4 : Net Assets .............................................................................. $ 49,686 $ 34,804 $ 5,353
Shares Issued and Outstanding ........................................................ 3,650 2,563 460
Net Asset Value per share .............................................................
$ 13 .61 $ 13 .58 $ 11 .66
R-5 : Net Assets .............................................................................. $ 160,166 $ 97,516 $ 18,304
Shares Issued and Outstanding ........................................................ 11,685 7,161 1,562
Net Asset Value per share .............................................................
$ 13 .71 $ 13 .62 $ 11 .72
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
4
See accompanying notes.
Amounts in thousands, except per share amounts
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Investment in affiliated Funds--at cost ...................................................
$ 3,545,437 $ 1,444,114 $ 2,328,783
Assets
Investment in affiliated Funds--at value .................................................... $ 4,057,427 $ 1,562,701 $ 2,663,623
Receivables:
Dividends and interest ................................................................. 2,547 1,472 688
Expense reimbursement from Distributor ............................................. 24 15 12
Fund shares sold ....................................................................... 2,076 1,005 891
Investment securities sold ............................................................. 36 – 653
Total Assets   4,062,110 1,565,193 2,665,867
Liabilities
Accrued management and investment advisory fees ........................................ 933 361 607
Accrued administrative service fees ........................................................ 3 2 1
Accrued distribution fees .................................................................... 774 292 516
Accrued service fees ........................................................................ 13 8 9
Accrued transfer agent fees ................................................................. 393 143 290
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 7 4 4
Accrued professional fees ................................................................... 17 15 15
Accrued other expenses ..................................................................... 82 52 47
Payables:
Fund shares redeemed ................................................................. 1,940 731 1,766
Investment securities purchased ...................................................... 2,529 1,775 677
Total Liabilities
6,692 3,383 3,932
Net Assets Applicable to Outstanding Shares ............................................
$ 4,055,418 $ 1,561,810 $ 2,661,935
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,550,357 $ 1,448,080 $ 2,317,479
Total distributable earnings (accumulated loss) .............................................
505,061 113,730 344,456
Total Net Assets
$ 4,055,418 $ 1,561,810 $ 2,661,935
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,775,000 1,700,000 1,675,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,960,743 $ 511,974 $ 1,478,208
Shares Issued and Outstanding ........................................................ 136,429 44,918 94,585
Net Asset Value per share ............................................................. $ 14 .37 $ 11 .40 $ 15 .63
Maximum Offering Price .............................................................
$ 15 .21 $ 12 .06 $ 16 .54
Class C : Net Assets .......................................................................... $ 326,204 $ 138,439 $ 202,200
Shares Issued and Outstanding ........................................................ 23,110 12,288 14,105
Net Asset Value per share .............................................................
$ 14 .12
(a)
$ 11 .27
(a)
$ 14 .34
(a)
Class J : Net Assets .......................................................................... $ 1,003,342 $ 630,920 $ 528,539
Shares Issued and Outstanding ........................................................ 72,569 56,171 35,291
Net Asset Value per share .............................................................
$ 13 .83
(a)
$ 11 .23
(a)
$ 14 .98
(a)
Institutional : Net Assets ..................................................................... $ 697,090 $ 239,543 $ 409,270
Shares Issued and Outstanding ........................................................ 49,398 21,247 26,893
Net Asset Value per share .............................................................
$ 14 .11 $ 11 .27 $ 15 .22
R-1 : Net Assets .............................................................................. $ 2,565 $ 2,552 $ 1,060
Shares Issued and Outstanding ........................................................ 182 227 71
Net Asset Value per share .............................................................
$ 14 .10 $ 11 .23 $ 15 .04
R-2 : Net Assets .............................................................................. $ 2,105 $ 319 $ 1,475
Shares Issued and Outstanding ........................................................ 150 29 98
Net Asset Value per share .............................................................
$ 14 .04 $ 11 .34 $ 15 .10
R-3 : Net Assets .............................................................................. $ 21,211 $ 11,072 $ 12,447
Shares Issued and Outstanding ........................................................ 1,508 984 832
Net Asset Value per share .............................................................
$ 14 .06 $ 11 .25 $ 14 .97
R-4 : Net Assets .............................................................................. $ 12,523 $ 11,315 $ 6,047
Shares Issued and Outstanding ........................................................ 888 1,004 398
Net Asset Value per share .............................................................
$ 14 .10 $ 11 .27 $ 15 .18
R-5 : Net Assets .............................................................................. $ 29,635 $ 15,676 $ 22,689
Shares Issued and Outstanding ........................................................ 2,103 1,392 1,501
Net Asset Value per share .............................................................
$ 14 .09 $ 11 .26 $ 15 .12
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
5
See accompanying notes.
Amounts in thousands, except per share amounts
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Investment in affiliated Funds--at cost .................................................................................
$ 2,487,702 $ 1,538,631
Assets
Investment in affiliated Funds--at value .................................................................................. $ 2,562,810 $ 1,633,904
Receivables:
Dividends and interest ............................................................................................... 3,162 6
Expense reimbursement from Distributor ........................................................................... 26 6
Fund shares sold ..................................................................................................... 7,642 7,180
Investment securities sold ........................................................................................... – 1,332
Total Assets   2,573,640 1,642,428
Liabilities
Accrued management and investment advisory fees ...................................................................... 598 369
Accrued administrative service fees ...................................................................................... 1 1
Accrued distribution fees .................................................................................................. 528 315
Accrued service fees ...................................................................................................... 4 6
Accrued transfer agent fees ............................................................................................... 126 217
Accrued directors' expenses ............................................................................................... 5 3
Accrued professional fees ................................................................................................. 15 15
Accrued other expenses ................................................................................................... 16 63
Payables:
Dividends payable ................................................................................................... 3,851 –
Fund shares redeemed ............................................................................................... 2,718 1,964
Investment securities purchased .................................................................................... 3,628 –
Total Liabilities
11,490 2,953
Net Assets Applicable to Outstanding Shares ..........................................................................
$ 2,562,150 $ 1,639,475
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................................................. $ 2,507,446 $ 1,538,371
Total distributable earnings (accumulated loss) ...........................................................................
54,704 101,104
Total Net Assets
$ 2,562,150 $ 1,639,475
Capital Stock (par value: $.01 per share):
Shares authorized .......................................................................................................... 1,700,000 1,875,000
Net Asset Value Per Share:
Class A : Net Assets ........................................................................................................ $ 1,022,093 $ 976,279
Shares Issued and Outstanding ...................................................................................... 86,436 59,982
Net Asset Value per share ........................................................................................... $ 11 .82 $ 16 .28
Maximum Offering Price ...........................................................................................
$ 12 .28 $ 17 .23
Class C : Net Assets ........................................................................................................ $ 238,719 $ 117,358
Shares Issued and Outstanding ...................................................................................... 20,413 8,120
Net Asset Value per share ...........................................................................................
$ 11 .69
(a)
$ 14 .45
(a)
Class J : Net Assets ........................................................................................................ $ 1,070,207 $ 271,081
Shares Issued and Outstanding ...................................................................................... 91,351 17,389
Net Asset Value per share ...........................................................................................
$ 11 .72
(a)
$ 15 .59
(a)
Institutional : Net Assets ................................................................................................... $ 212,755 $ 243,216
Shares Issued and Outstanding ...................................................................................... 18,055 15,387
Net Asset Value per share ...........................................................................................
$ 11 .78 $ 15 .81
R-1 : Net Assets ............................................................................................................ $ 2,661 $ 1,014
Shares Issued and Outstanding ...................................................................................... 227 65
Net Asset Value per share ...........................................................................................
$ 11 .72 $ 15 .70
R-2 : Net Assets ............................................................................................................ $ 372 $ 2,297
Shares Issued and Outstanding ...................................................................................... 32 148
Net Asset Value per share ...........................................................................................
$ 11 .77 $ 15 .56
R-3 : Net Assets ............................................................................................................ $ 3,912 $ 5,731
Shares Issued and Outstanding ...................................................................................... 333 368
Net Asset Value per share ...........................................................................................
$ 11 .76 $ 15 .55
R-4 : Net Assets ............................................................................................................ $ 4,303 $ 7,810
Shares Issued and Outstanding ...................................................................................... 366 497
Net Asset Value per share ...........................................................................................
$ 11 .77 $ 15 .70
R-5 : Net Assets ............................................................................................................ $ 7,128 $ 14,689
Shares Issued and Outstanding ...................................................................................... 606 940
Net Asset Value per share ...........................................................................................
$ 11 .76 $ 15 .63
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
6
See accompanying notes.
Amounts in thousands
Principal LifeTime
2010 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 11,964 $ 66,533 $ 97,649
Total Income 11,964 66,533 97,649
Expenses:
Distribution f ees - Class A .................................................................. 33 126 155
Distribution f ees - Class J ................................................................... 154 637 872
Distribution f ees - R-1 ...................................................................... 7 33 37
Distribution f ees - R-2 ...................................................................... 5 29 36
Distribution f ees - R-3 ...................................................................... 30 148 181
Distribution f ees - R-4 ...................................................................... 6 33 41
Administrative service fees - R-1 ........................................................... 5 26 29
Administrative service fees - R-2 ........................................................... 3 20 24
Administrative service fees - R-3 ........................................................... 9 41 51
Administrative service fees - R-4 ........................................................... 2 10 12
Administrative service fees - R-5 ........................................................... 1 9 12
Registration fees - Class A .................................................................. 7 8 9
Registration fees - Class J ................................................................... 7 13 10
Registration fees - Institutional ............................................................. 15 43 42
Service fees - R-1 ........................................................................... 5 24 26
Service fees - R-2 ........................................................................... 4 24 30
Service fees - R-3 ........................................................................... 30 148 181
Service fees - R-4 ........................................................................... 14 82 103
Service fees - R-5 ........................................................................... 33 231 297
Shareholder reports - Class A ............................................................... 1 3 5
Shareholder reports - Class J ................................................................ 11 42 67
Shareholder reports - Institutional .......................................................... – 1 1
Transfer agent fees - Class A ................................................................ 17 50 68
Transfer agent fees - Class J ................................................................ 38 132 209
Transfer agent fees - Institutional ........................................................... 11 29 35
Chief compliance officer expenses .......................................................... – 2 3
Directors' expenses .......................................................................... 8 38 55
Professional fees ............................................................................ 9 11 11
Other expenses .............................................................................. 4 17 22
Total Gross Expenses 469 2,010 2,624
Less: Reimbursement from Manager - Class A ............................................. 9 – 5
Less: Reimbursement from Distributor - Class J ........................................... 31 127 174
Total Net Expenses 429 1,883 2,445
Net Investment Income (Loss) 11,535 64,650 95,204
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 4,621 26,954 59,726
Capital gain distribution received from affiliated Funds .................................... 5,634 47,933 98,692
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (27,345) (244,855) (509,142)
Net Realized and Unrealized Gain (Loss) on investments (17,090) (169,968) (350,724)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (5,555) $ (105,318) $ (255,520)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
7
See accompanying notes.
Amounts in thousands
Principal LifeTime
2040 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
Strategic Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 66,462 $ 39,524 $ 6,729
Total Income 66,462 39,524 6,729
Expenses:
Distribution f ees - Class A .................................................................. 117 94 20
Distribution f ees - Class J ................................................................... 549 175 48
Distribution f ees - R-1 ...................................................................... 27 18 5
Distribution f ees - R-2 ...................................................................... 33 23 6
Distribution f ees - R-3 ...................................................................... 118 81 16
Distribution f ees - R-4 ...................................................................... 30 21 3
Administrative service fees - R-1 ........................................................... 22 15 4
Administrative service fees - R-2 ........................................................... 22 16 4
Administrative service fees - R-3 ........................................................... 33 23 4
Administrative service fees - R-4 ........................................................... 9 6 1
Administrative service fees - R-5 ........................................................... 8 5 1
Registration fees - Class A .................................................................. 8 8 8
Registration fees - Class J ................................................................... 9 9 7
Registration fees - Institutional ............................................................. 36 31 20
Service fees - R-1 ........................................................................... 19 13 3
Service fees - R-2 ........................................................................... 27 20 5
Service fees - R-3 ........................................................................... 118 81 16
Service fees - R-4 ........................................................................... 77 52 7
Service fees - R-5 ........................................................................... 211 127 23
Shareholder reports - Class A ............................................................... 5 6 1
Shareholder reports - Class J ................................................................ 54 28 5
Shareholder reports - Institutional .......................................................... 1 – –
Transfer agent fees - Class A ................................................................ 62 66 16
Transfer agent fees - Class J ................................................................ 161 85 22
Transfer agent fees - Institutional ........................................................... 27 25 6
Chief compliance officer expenses .......................................................... 2 1 –
Directors' expenses .......................................................................... 39 24 5
Professional fees ............................................................................ 11 10 9
Other expenses .............................................................................. 15 9 3
Total Gross Expenses 1,850 1,072 268
Less: Reimbursement from Manager - Class A ............................................. 17 33 15
Less: Reimbursement from Distributor - Class J ........................................... 110 35 10
Total Net Expenses 1,723 1,004 243
Net Investment Income (Loss) 64,739 38,520 6,486
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 40,154 19,189 1,720
Capital gain distribution received from affiliated Funds .................................... 90,726 59,159 1,981
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (434,045) (284,672) (10,309)
Net Realized and Unrealized Gain (Loss) on investments (303,165) (206,324) (6,608)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (238,426) $ (167,804) $ (122)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
8
See accompanying notes.
Amounts in thousands
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 63,989 $ 25,351 $ 42,506
Total Income 63,989 25,351 42,506
Expenses:
Management and investment advisory fees ................................................. 6,060 2,294 4,041
Distribution f ees - Class A .................................................................. 2,637 672 2,016
Distribution f ees - Class C .................................................................. 1,810 756 1,137
Distribution f ees - Class J ................................................................... 801 495 427
Distribution f ees - R-1 ...................................................................... 5 5 2
Distribution f ees - R-2 ...................................................................... 3 – 2
Distribution f ees - R-3 ...................................................................... 29 16 19
Distribution f ees - R-4 ...................................................................... 6 6 3
Administrative service fees - R-1 ........................................................... 4 4 2
Administrative service fees - R-2 ........................................................... 2 – 1
Administrative service fees - R-3 ........................................................... 8 4 5
Administrative service fees - R-4 ........................................................... 2 2 1
Administrative service fees - R-5 ........................................................... 2 1 1
Registration fees - Class A .................................................................. 17 10 14
Registration fees - Class C .................................................................. 10 6 7
Registration fees - Class J ................................................................... 13 13 9
Registration fees - Institutional ............................................................. 15 13 14
Service fees - R-1 ........................................................................... 3 3 1
Service fees - R-2 ........................................................................... 3 – 1
Service fees - R-3 ........................................................................... 29 16 19
Service fees - R-4 ........................................................................... 16 15 8
Service fees - R-5 ........................................................................... 40 21 32
Shareholder reports - Class A ............................................................... 90 22 74
Shareholder reports - Class C ............................................................... 17 6 12
Shareholder reports - Class J ................................................................ 53 27 31
Shareholder reports - Institutional .......................................................... 3 1 2
Transfer agent fees - Class A ................................................................ 768 209 606
Transfer agent fees - Class C ................................................................ 150 64 96
Transfer agent fees - Class J ................................................................ 148 88 92
Transfer agent fees - Institutional ........................................................... 31 11 22
Chief compliance officer expenses .......................................................... 2 1 2
Directors' expenses .......................................................................... 45 18 30
Professional fees ............................................................................ 11 10 10
Other expenses .............................................................................. 18 8 13
Total Gross Expenses 12,851 4,817 8,752
Less: Reimbursement from Distributor - Class J ........................................... 160 99 85
Total Net Expenses 12,691 4,718 8,667
Net Investment Income (Loss) 51,298 20,633 33,839
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. (453) (1,170) (2,189)
Capital gain distribution received from affiliated Funds .................................... 41,962 11,160 37,604
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (341,238) (97,363) (291,605)
Net Realized and Unrealized Gain (Loss) on investments (299,729) (87,373) (256,190)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (248,431) $ (66,740) $ (222,351)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
9
See accompanying notes.
Amounts in thousands
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ......................................................................................... $ 39,885 $ 25,584
Total Income 39,885 25,584
Expenses:
Management and investment advisory fees .............................................................................. 3,699 2,503
Distribution f ees - Class A ............................................................................................... 1,315 1,337
Distribution f ees - Class C ............................................................................................... 1,267 660
Distribution f ees - Class J ................................................................................................ 836 223
Distribution f ees - R-1 ................................................................................................... 5 1
Distribution f ees - R-2 ................................................................................................... 1 4
Distribution f ees - R-3 ................................................................................................... 6 9
Distribution f ees - R-4 ................................................................................................... 2 4
Administrative service fees - R-1 ........................................................................................ 4 1
Administrative service fees - R-2 ........................................................................................ 1 2
Administrative service fees - R-3 ........................................................................................ 2 3
Administrative service fees - R-4 ........................................................................................ – 1
Administrative service fees - R-5 ........................................................................................ – 1
Registration fees - Class A ............................................................................................... 28 12
Registration fees - Class C ............................................................................................... 8 6
Registration fees - Class J ................................................................................................ 12 7
Registration fees - Institutional .......................................................................................... 10 12
Service fees - R-1 ........................................................................................................ 4 –
Service fees - R-2 ........................................................................................................ 1 3
Service fees - R-3 ........................................................................................................ 5 9
Service fees - R-4 ........................................................................................................ 4 11
Service fees - R-5 ........................................................................................................ 10 21
Shareholder reports - Class A ............................................................................................ 30 59
Shareholder reports - Class C ............................................................................................ 10 9
Shareholder reports - Class J ............................................................................................. 39 20
Shareholder reports - Institutional ....................................................................................... 3 1
Transfer agent fees - Class A ............................................................................................. 335 464
Transfer agent fees - Class C ............................................................................................. 98 69
Transfer agent fees - Class J ............................................................................................. 116 62
Transfer agent fees - Institutional ........................................................................................ 26 13
Chief compliance officer expenses ....................................................................................... 1 1
Directors' expenses ....................................................................................................... 28 19
Professional fees ......................................................................................................... 10 10
Other expenses ........................................................................................................... 12 8
Total Gross Expenses 7,928 5,565
Less: Reimbursement from Distributor - Class J ........................................................................ 167 45
Total Net Expenses 7,761 5,520
Net Investment Income (Loss) 32,124 20,064
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds .............................................................................. (3,121) (4,998)
Capital gain distribution received from affiliated Funds ................................................................. 11,495 36,394
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ........................................................................................... (126,762) (214,045)
Net Realized and Unrealized Gain (Loss) on investments (118,388) (182,649)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (86,264) $ (162,585)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
10
See accompanying notes.
Amounts in thousands Principal LifeTime 2010 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 11,535 $ 21,351
Net realized gain (loss) on investments ............................................................................................. 10,255 36,184
Net change in unrealized appreciation/depreciation of investments ................................................................
(27,345) 12,294
Net Increase (Decrease) in Net Assets Resulting from Operations (5,555) 69,829
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (48,421) (61,532)
Total Dividends and Distributions (48,421) (61,532)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
17,491 (89,649)
Total Increase (Decrease) in Net Assets (36,485) (81,352)
Net Assets
Beginning of period .................................................................................................................
727,034 808,386
End of period .......................................................................................................................
$ 690,549 $ 727,034
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 784 $ 4,694 $ 27,465 $ 298 $ 392 $ 1,242 $ 577 $ 2,571
Reinvested .................................. 1,738 14,032 28,123 232 196 1,570 743 1,763
Redeemed ...................................
(2,350) (15,716) (38,592) (500) (1,056) (4,208) (2,062) (4,445)
Net Increase (Decrease) .........................
$ 172 $ 3,010 $ 16,996 $ 30 $ (468) $ (1,396) $ (742) $ (111)
Shares:
Sold ....................................... 62 377 2,177 25 31 98 47 203
Reinvested .................................. 133 1,088 2,171 18 15 122 57 137
Redeemed ...................................
(184) (1,252) (3,049) (39) (83) (326) (166) (363)
Net Increase (Decrease) .........................
11 213 1,299 4 (37) (106) (62) (23)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 1,578 $ 4,069 $ 48,307 $ 405 $ 431 $ 2,006 $ 3,482 $ 2,746
Reinvested .................................. 1,999 16,644 35,501 335 405 2,099 1,249 3,273
Redeemed ...................................
(3,554) (26,799) (138,272) (1,598) (3,059) (8,331) (9,382) (23,183)
Net Increase (Decrease) .........................
$ 23 $ (6,086) $ (54,464) $ (858) $ (2,223) $ (4,226) $ (4,651) $ (17,164)
Shares:
Sold ....................................... 121 319 3,736 30 34 159 268 213
Reinvested .................................. 163 1,371 2,912 28 33 173 103 270
Redeemed ...................................
(274) (2,092) (10,772) (127) (232) (651) (734) (1,792)
Net Increase (Decrease) .........................
10 (402) (4,124) (69) (165) (319) (363) (1,309)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (1,744) $ (14,050) $ (28,123) $ (232) $ (196) $ (1,570) $ (743) $ (1,763)
Total Dividends and Distributions
$ (1,744) $ (14,050) $ (28,123) $ (232) $ (196) $ (1,570) $ (743) $ (1,763)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (2,005) $ (16,665) $ (35,501) $ (335) $ (405) $ (2,099) $ (1,249) $ (3,273)
Total Dividends and Distributions
$ (2,005) $ (16,665) $ (35,501) $ (335) $ (405) $ (2,099) $ (1,249) $ (3,273)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
11
See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 64,650 $ 107,773
Net realized gain (loss) on investments ............................................................................................. 74,887 268,109
Net change in unrealized appreciation/depreciation of investments ................................................................
(244,855) 44,808
Net Increase (Decrease) in Net Assets Resulting from Operations (105,318) 420,690
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (324,723) (285,179)
Total Dividends and Distributions (324,723) (285,179)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
17,739 (564,400)
Total Increase (Decrease) in Net Assets (412,302) (428,889)
Net Assets
Beginning of period .................................................................................................................
3,973,854 4,402,743
End of period .......................................................................................................................
$ 3,561,552 $ 3,973,854
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 5,987 $ 18,591 $ 62,822 $ 506 $ 1,149 $ 3,955 $ 3,713 $ 10,358
Reinvested .................................. 7,817 71,943 210,631 1,430 1,553 9,582 5,590 15,606
Redeemed ...................................
(9,150) (78,943) (251,884) (3,272) (5,629) (18,710) (19,982) (25,924)
Net Increase (Decrease) .........................
$ 4,654 $ 11,591 $ 21,569 $ (1,336) $ (2,927) $ (5,173) $ (10,679) $ 40
Shares:
Sold ....................................... 436 1,389 4,657 37 86 292 273 767
Reinvested .................................. 563 5,249 15,278 105 113 702 409 1,138
Redeemed ...................................
(693) (6,024) (19,320) (238) (416) (1,398) (1,529) (1,945)
Net Increase (Decrease) .........................
306 614 615 (96) (217) (404) (847) (40)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 8,216 $ 37,610 $ 118,879 $ 2,262 $ 3,433 $ 12,046 $ 7,679 $ 28,590
Reinvested .................................. 6,038 57,361 187,516 1,487 1,390 8,900 7,033 15,026
Redeemed ...................................
(16,260) (127,040) (704,055) (10,091) (10,407) (49,545) (56,769) (93,699)
Net Increase (Decrease) .........................
$ (2,006) $ (32,069) $ (397,660) $ (6,342) $ (5,584) $ (28,599) $ (42,057) $ (50,083)
Shares:
Sold ....................................... 595 2,743 8,922 166 254 896 565 2,105
Reinvested .................................. 472 4,544 14,769 118 110 708 559 1,189
Redeemed ...................................
(1,180) (9,330) (52,808) (755) (767) (3,684) (4,231) (6,855)
Net Increase (Decrease) .........................
(113) (2,043) (29,117) (471) (403) (2,080) (3,107) (3,561)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (8,164) $ (72,008) $ (210,682) $ (1,430) $ (1,649) $ (9,586) $ (5,590) $ (15,614)
Total Dividends and Distributions
$ (8,164) $ (72,008) $ (210,682) $ (1,430) $ (1,649) $ (9,586) $ (5,590) $ (15,614)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (6,314) $ (57,416) $ (187,548) $ (1,487) $ (1,449) $ (8,902) $ (7,033) $ (15,030)
Total Dividends and Distributions
$ (6,314) $ (57,416) $ (187,548) $ (1,487) $ (1,449) $ (8,902) $ (7,033) $ (15,030)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
12
See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 95,204 $ 128,321
Net realized gain (loss) on investments ............................................................................................. 158,418 275,467
Net change in unrealized appreciation/depreciation of investments ................................................................
(509,142) 207,739
Net Increase (Decrease) in Net Assets Resulting from Operations (255,520) 611,527
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (346,217) (394,095)
Total Dividends and Distributions (346,217) (394,095)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
204,371 (242,682)
Total Increase (Decrease) in Net Assets (397,366) (25,250)
Net Assets
Beginning of period .................................................................................................................
5,478,826 5,504,076
End of period .......................................................................................................................
$ 5,081,460 $ 5,478,826
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 7,410 $ 20,863 $ 137,692 $ 1,310 $ 2,267 $ 8,034 $ 4,187 $ 19,505
Reinvested .................................. 7,271 74,699 232,523 1,180 1,484 8,548 5,058 15,104
Redeemed ...................................
(9,392) (72,591) (186,264) (2,630) (5,106) (17,986) (19,875) (28,920)
Net Increase (Decrease) .........................
$ 5,289 $ 22,971 $ 183,951 $ (140) $ (1,355) $ (1,404) $ (10,630) $ 5,689
Shares:
Sold ....................................... 517 1,482 9,718 94 157 572 290 1,352
Reinvested .................................. 495 5,117 15,874 81 102 587 334 1,033
Redeemed ...................................
(666) (5,285) (13,575) (185) (358) (1,287) (1,390) (2,096)
Net Increase (Decrease) .........................
346 1,314 12,017 (10) (99) (128) (766) 289
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 11,039 $ 33,479 $ 216,475 $ 3,637 $ 2,834 $ 17,189 $ 12,415 $ 41,749
Reinvested .................................. 7,687 81,851 262,927 1,508 1,703 10,746 8,491 18,800
Redeemed ...................................
(14,272) (115,661) (623,817) (8,695) (8,570) (44,526) (64,849) (94,822)
Net Increase (Decrease) .........................
$ 4,454 $ (331) $ (144,415) $ (3,550) $ (4,033) $ (16,591) $ (43,943) $ (34,273)
Shares:
Sold ....................................... 789 2,401 15,831 261 204 1,235 856 2,985
Reinvested .................................. 598 6,405 20,511 119 133 843 642 1,468
Redeemed ...................................
(1,021) (8,252) (45,778) (630) (613) (3,197) (4,520) (6,731)
Net Increase (Decrease) .........................
366 554 (9,436) (250) (276) (1,119) (3,022) (2,278)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (7,599) $ (74,704) $ (232,528) $ (1,180) $ (1,488) $ (8,556) $ (5,058) $ (15,104)
Total Dividends and Distributions
$ (7,599) $ (74,704) $ (232,528) $ (1,180) $ (1,488) $ (8,556) $ (5,058) $ (15,104)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (8,041) $ (81,858) $ (262,936) $ (1,509) $ (1,707) $ (10,753) $ (8,491) $ (18,800)
Total Dividends and Distributions
$ (8,041) $ (81,858) $ (262,936) $ (1,509) $ (1,707) $ (10,753) $ (8,491) $ (18,800)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
13
See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 64,739 $ 80,070
Net realized gain (loss) on investments ............................................................................................. 130,880 222,122
Net change in unrealized appreciation/depreciation of investments ................................................................
(434,045) 130,683
Net Increase (Decrease) in Net Assets Resulting from Operations (238,426) 432,875
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (269,913) (300,183)
Total Dividends and Distributions (269,913) (300,183)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
207,199 (75,506)
Total Increase (Decrease) in Net Assets (301,140) 57,186
Net Assets
Beginning of period .................................................................................................................
3,798,251 3,741,065
End of period .......................................................................................................................
$ 3,497,111 $ 3,798,251
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 5,095 $ 16,087 $ 91,268 $ 1,096 $ 2,383 $ 4,947 $ 3,598 $ 16,438
Reinvested .................................. 6,524 52,980 184,762 947 1,526 6,393 4,570 12,059
Redeemed ...................................
(5,038) (34,570) (109,342) (2,594) (3,808) (10,527) (18,750) (18,845)
Net Increase (Decrease) .........................
$ 6,581 $ 34,497 $ 166,688 $ (551) $ 101 $ 813 $ (10,582) $ 9,652
Shares:
Sold ....................................... 352 1,107 6,132 75 156 339 242 1,100
Reinvested .................................. 428 3,439 11,877 62 99 417 298 780
Redeemed ...................................
(347) (2,410) (7,517) (168) (257) (707) (1,303) (1,278)
Net Increase (Decrease) .........................
433 2,136 10,492 (31) (2) 49 (763) 602
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 8,776 $ 24,912 $ 195,965 $ 2,106 $ 2,823 $ 10,500 $ 9,496 $ 30,766
Reinvested .................................. 6,760 56,074 205,005 1,399 1,534 7,931 7,013 14,270
Redeemed ...................................
(11,906) (58,823) (448,111) (6,366) (5,422) (28,895) (39,773) (61,540)
Net Increase (Decrease) .........................
$ 3,630 $ 22,163 $ (47,141) $ (2,861) $ (1,065) $ (10,464) $ (23,264) $ (16,504)
Shares:
Sold ....................................... 601 1,678 13,424 143 193 714 649 2,097
Reinvested .................................. 513 4,207 15,237 105 115 598 528 1,066
Redeemed ...................................
(818) (3,977) (31,109) (433) (366) (1,977) (2,761) (4,138)
Net Increase (Decrease) .........................
296 1,908 (2,448) (185) (58) (665) (1,584) (975)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (6,660) $ (52,991) $ (184,762) $ (947) $ (1,531) $ (6,393) $ (4,570) $ (12,059)
Total Dividends and Distributions
$ (6,660) $ (52,991) $ (184,762) $ (947) $ (1,531) $ (6,393) $ (4,570) $ (12,059)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (6,926) $ (56,095) $ (205,005) $ (1,399) $ (1,544) $ (7,931) $ (7,013) $ (14,270)
Total Dividends and Distributions
$ (6,926) $ (56,095) $ (205,005) $ (1,399) $ (1,544) $ (7,931) $ (7,013) $ (14,270)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
14
See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 38,520 $ 44,174
Net realized gain (loss) on investments ............................................................................................. 78,348 135,986
Net change in unrealized appreciation/depreciation of investments ................................................................
(284,672) 80,814
Net Increase (Decrease) in Net Assets Resulting from Operations (167,804) 260,974
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (159,390) (162,841)
Total Dividends and Distributions (159,390) (162,841)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
164,685 (23,857)
Total Increase (Decrease) in Net Assets (162,509) 74,276
Net Assets
Beginning of period .................................................................................................................
2,253,414 2,179,138
End of period .......................................................................................................................
$ 2,090,905 $ 2,253,414
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 5,429 $ 8,895 $ 91,290 $ 1,045 $ 3,230 $ 5,308 $ 3,058 $ 11,580
Reinvested .................................. 5,095 16,928 120,882 639 1,096 4,392 3,053 7,193
Redeemed ...................................
(5,724) (13,978) (70,464) (3,717) (3,096) (7,077) (10,338) (10,034)
Net Increase (Decrease) .........................
$ 4,800 $ 11,845 $ 141,708 $ (2,033) $ 1,230 $ 2,623 $ (4,227) $ 8,739
Shares:
Sold ....................................... 364 628 6,256 72 210 364 209 769
Reinvested .................................. 323 1,113 7,697 41 71 284 196 460
Redeemed ...................................
(383) (996) (4,732) (237) (207) (466) (715) (659)
Net Increase (Decrease) .........................
304 745 9,221 (124) 74 182 (310) 570
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 10,381 $ 12,641 $ 181,526 $ 2,522 $ 2,733 $ 11,189 $ 7,679 $ 16,072
Reinvested .................................. 5,135 16,590 122,336 898 1,017 4,886 3,535 8,350
Redeemed ...................................
(15,638) (22,133) (307,706) (4,506) (5,171) (20,323) (16,455) (39,415)
Net Increase (Decrease) .........................
$ (122) $ 7,098 $ (3,844) $ (1,086) $ (1,421) $ (4,248) $ (5,241) $ (14,993)
Shares:
Sold ....................................... 692 864 12,457 171 185 758 518 1,088
Reinvested .................................. 383 1,278 9,149 68 77 370 266 627
Redeemed ...................................
(1,053) (1,526) (21,205) (309) (345) (1,386) (1,124) (2,650)
Net Increase (Decrease) .........................
22 616 401 (70) (83) (258) (340) (935)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (5,182) $ (16,933) $ (120,898) $ (639) $ (1,100) $ (4,392) $ (3,053) $ (7,193)
Total Dividends and Distributions
$ (5,182) $ (16,933) $ (120,898) $ (639) $ (1,100) $ (4,392) $ (3,053) $ (7,193)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (5,214) $ (16,590) $ (122,346) $ (898) $ (1,022) $ (4,886) $ (3,535) $ (8,350)
Total Dividends and Distributions
$ (5,214) $ (16,590) $ (122,346) $ (898) $ (1,022) $ (4,886) $ (3,535) $ (8,350)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
15
See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 6,486 $ 12,116
Net realized gain (loss) on investments ............................................................................................. 3,701 13,519
Net change in unrealized appreciation/depreciation of investments ................................................................
(10,309) 12,460
Net Increase (Decrease) in Net Assets Resulting from Operations (122) 38,095
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (21,490) (30,084)
Total Dividends and Distributions (21,490) (30,084)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
11,257 (28,361)
Total Increase (Decrease) in Net Assets (10,355) (20,350)
Net Assets
Beginning of period .................................................................................................................
417,142 437,492
End of period .......................................................................................................................
$ 406,787 $ 417,142
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ....................................... $ 972 $ 2,092 $ 27,535 $ 164 $ 483 $ 914 $ 1,077 $ 2,466
Reinvested .................................. 767 3,380 15,190 131 191 609 273 924
Redeemed ...................................
(1,516) (5,590) (30,111) (385) (852) (2,905) (1,221) (3,331)
Net Increase (Decrease) .........................
$ 223 $ (118) $ 12,614 $ (90) $ (178) $ (1,382) $ 129 $ 59
Shares:
Sold ....................................... 81 185 2,295 14 40 78 92 208
Reinvested .................................. 63 283 1,263 11 16 51 23 77
Redeemed ...................................
(126) (476) (2,569) (33) (72) (245) (106) (280)
Net Increase (Decrease) .........................
18 (8) 989 (8) (16) (116) 9 5
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 940 $ 2,569 $ 40,210 $ 251 $ 373 $ 3,176 $ 4,651 $ 10,920
Reinvested .................................. 1,098 4,607 20,824 191 262 1,197 515 1,351
Redeemed ...................................
(2,696) (8,514) (78,042) (874) (768) (9,736) (7,700) (13,166)
Net Increase (Decrease) .........................
$ (658) $ (1,338) $ (17,008) $ (432) $ (133) $ (5,363) $ (2,534) $ (895)
Shares:
Sold ....................................... 78 217 3,388 21 31 274 396 916
Reinvested .................................. 96 409 1,841 17 23 107 46 119
Redeemed ...................................
(225) (722) (6,636) (73) (63) (839) (645) (1,105)
Net Increase (Decrease) .........................
(51) (96) (1,407) (35) (9) (458) (203) (70)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on
investments .................................. $ (781) $ (3,389) $ (15,191) $ (131) $ (192) $ (609) $ (273) $ (924)
Total Dividends and Distributions
$ (781) $ (3,389) $ (15,191) $ (131) $ (192) $ (609) $ (273) $ (924)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (1,124) $ (4,615) $ (20,829) $ (191) $ (262) $ (1,197) $ (515) $ (1,351)
Total Dividends and Distributions
$ (1,124) $ (4,615) $ (20,829) $ (191) $ (262) $ (1,197) $ (515) $ (1,351)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
16
See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 51,298 $ 92,219
Net realized gain (loss) on investments ............................................................................................. 41,509 119,377
Net change in unrealized appreciation/depreciation of investments ................................................................
(341,238) 276,965
Net Increase (Decrease) in Net Assets Resulting from Operations (248,431) 488,561
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (152,921) (399,497)
Total Dividends and Distributions (152,921) (399,497)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(70,736) (20,321)
Total Increase (Decrease) in Net Assets (472,088) 68,743
Net Assets
Beginning of period .................................................................................................................
4,527,506 4,458,763
End of period .......................................................................................................................
$ 4,055,418 $ 4,527,506
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 62,596 $ 15,403 $ 58,318 $ 46,801 $ 254 $ 665 $ 2,114 $ 1,149 $ 4,100
Reinvested ........................ 71,768 11,491 38,935 27,301 96 73 816 447 1,120
Redeemed .........................
(176,228) (51,718) (86,913) (85,891) (453) (633) (3,867) (1,324) (7,156)
Net Increase (Decrease) ...............
$ (41,864) $ (24,824) $ 10,340 $ (11,789) $ (103) $ 105 $ (937) $ 272 $ (1,936)
Shares:
Sold ............................. 4,125 1,027 3,987 3,088 17 44 141 74 276
Reinvested ........................ 4,574 739 2,584 1,778 6 5 53 29 73
Redeemed .........................
(11,813) (3,536) (6,096) (5,830) (29) (44) (257) (87) (492)
Net Increase (Decrease) ...............
(3,114) (1,770) 475 (964) (6) 5 (63) 16 (143)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 331,455 $ 32,785 $ 85,499 $ 111,057 $ 455 $ 183 $ 4,371 $ 2,897 $ 5,672
Reinvested ........................ 172,513 51,432 97,031 67,794 278 277 2,435 1,958 3,331
Redeemed .........................
(328,722) (337,152) (143,714) (143,219) (1,020) (1,638) (11,151) (14,706) (10,422)
Net Increase (Decrease) ...............
$ 175,246 $ (252,935) $ 38,816 $ 35,632 $ (287) $ (1,178) $ (4,345) $ (9,851) $ (1,419)
Shares:
Sold ............................. 22,818 2,212 5,883 7,521 30 13 294 204 378
Reinvested ........................ 12,289 3,760 7,163 4,905 20 20 178 143 242
Redeemed .........................
(21,899) (23,640) (9,893) (9,661) (68) (109) (764) (997) (701)
Net Increase (Decrease) ...............
13,208 (17,668) 3,153 2,765 (18) (76) (292) (650) (81)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (72,491) $ (11,534) $ (38,994) $ (27,350) $ (96) $ (73) $ (816) $ (447) $ (1,120)
Total Dividends and Distributions
$ (72,491) $ (11,534) $ (38,994) $ (27,350) $ (96) $ (73) $ (816) $ (447) $ (1,120)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (174,483) $ (51,623) $ (97,184) $ (67,928) $ (278) $ (277) $ (2,435) $ (1,958) $ (3,331)
Total Dividends and Distributions
$ (174,483) $ (51,623) $ (97,184) $ (67,928) $ (278) $ (277) $ (2,435) $ (1,958) $ (3,331)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
17
See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 20,633 $ 40,614
Net realized gain (loss) on investments ............................................................................................. 9,990 26,331
Net change in unrealized appreciation/depreciation of investments ................................................................
(97,363) 96,659
Net Increase (Decrease) in Net Assets Resulting from Operations (66,740) 163,604
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (42,813) (117,523)
Total Dividends and Distributions (42,813) (117,523)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(30,010) (18,404)
Total Increase (Decrease) in Net Assets (139,563) 27,677
Net Assets
Beginning of period .................................................................................................................
1,701,373 1,673,696
End of period .......................................................................................................................
$ 1,561,810 $ 1,701,373
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 34,593 $ 5,414 $ 63,942 $ 18,541 $ 276 $ 109 $ 1,708 $ 1,367 $ 1,844
Reinvested ........................ 13,495 3,313 17,571 7,105 58 7 333 298 440
Redeemed .........................
(54,078) (21,166) (77,947) (37,133) (190) (48) (4,497) (1,553) (3,812)
Net Increase (Decrease) ...............
$ (5,990) $ (12,439) $ 3,566 $ (11,487) $ 144 $ 68 $ (2,456) $ 112 $ (1,528)
Shares:
Sold ............................. 2,918 469 5,493 1,592 23 9 146 114 157
Reinvested ........................ 1,121 276 1,483 598 5 1 28 25 37
Redeemed .........................
(4,613) (1,820) (6,847) (3,200) (16) (4) (374) (132) (324)
Net Increase (Decrease) ...............
(574) (1,075) 129 (1,010) 12 6 (200) 7 (130)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 107,293 $ 19,955 $ 88,060 $ 58,034 $ 541 $ 96 $ 3,134 $ 6,594 $ 3,790
Reinvested ........................ 34,140 13,510 44,867 20,902 157 28 846 1,336 1,205
Redeemed .........................
(91,480) (103,174) (94,138) (110,184) (534) (345) (1,997) (16,658) (4,382)
Net Increase (Decrease) ...............
$ 49,953 $ (69,709) $ 38,789 $ (31,248) $ 164 $ (221) $ 1,983 $ (8,728) $ 613
Shares:
Sold ............................. 9,354 1,735 7,597 4,978 48 8 269 589 325
Reinvested ........................ 3,047 1,231 4,060 1,887 14 3 77 121 109
Redeemed .........................
(7,812) (9,120) (8,136) (9,541) (46) (29) (172) (1,442) (376)
Net Increase (Decrease) ...............
4,589 (6,154) 3,521 (2,676) 16 (18) 174 (732) 58
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (13,619) $ (3,340) $ (17,596) $ (7,120) $ (58) $ (7) $ (333) $ (300) $ (440)
Total Dividends and Distributions
$ (13,619) $ (3,340) $ (17,596) $ (7,120) $ (58) $ (7) $ (333) $ (300) $ (440)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (34,497) $ (13,600) $ (44,922) $ (20,930) $ (157) $ (30) $ (846) $ (1,336) $ (1,205)
Total Dividends and Distributions
$ (34,497) $ (13,600) $ (44,922) $ (20,930) $ (157) $ (30) $ (846) $ (1,336) $ (1,205)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
18
See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 33,839 $ 47,547
Net realized gain (loss) on investments ............................................................................................. 35,415 86,283
Net change in unrealized appreciation/depreciation of investments ................................................................
(291,605) 221,815
Net Increase (Decrease) in Net Assets Resulting from Operations (222,351) 355,645
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (122,305) (356,538)
Total Dividends and Distributions (122,305) (356,538)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(28,744) 63,187
Total Increase (Decrease) in Net Assets (373,400) 62,294
Net Assets
Beginning of period .................................................................................................................
3,035,335 2,973,041
End of period .......................................................................................................................
$ 2,661,935 $ 3,035,335
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 46,692 $ 9,511 $ 42,285 $ 24,589 $ 73 $ 710 $ 738 $ 563 $ 3,009
Reinvested ........................ 65,472 8,172 25,286 20,386 42 33 653 261 1,069
Redeemed .........................
(128,306) (31,640) (51,749) (55,729) (54) (83) (4,759) (974) (4,994)
Net Increase (Decrease) ...............
$ (16,142) $ (13,957) $ 15,822 $ (10,754) $ 61 $ 660 $ (3,368) $ (150) $ (916)
Shares:
Sold ............................. 2,838 619 2,622 1,480 4 42 47 35 184
Reinvested ........................ 3,690 503 1,486 1,180 3 2 38 15 62
Redeemed .........................
(7,833) (2,066) (3,328) (3,476) (3) (5) (282) (59) (315)
Net Increase (Decrease) ...............
(1,305) (944) 780 (816) 4 39 (197) (9) (69)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 290,454 $ 24,343 $ 41,841 $ 54,476 $ 126 $ 172 $ 2,808 $ 3,955 $ 5,218
Reinvested ........................ 166,193 56,642 67,962 55,742 131 163 2,562 1,315 3,102
Redeemed .........................
(234,889) (289,667) (71,526) (92,127) (257) (760) (8,520) (9,159) (7,113)
Net Increase (Decrease) ...............
$ 221,758 $ (208,682) $ 38,277 $ 18,091 $ – $ (425) $ (3,150) $ (3,889) $ 1,207
Shares:
Sold ............................. 18,363 1,608 2,584 3,367 8 11 174 260 318
Reinvested ........................ 11,044 4,102 4,697 3,791 9 11 177 90 212
Redeemed .........................
(14,142) (19,875) (4,466) (5,676) (17) (46) (548) (565) (438)
Net Increase (Decrease) ...............
15,265 (14,165) 2,815 1,482 – (24) (197) (215) 92
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (66,202) $ (8,253) $ (25,299) $ (20,493) $ (42) $ (33) $ (653) $ (261) $ (1,069)
Total Dividends and Distributions
$ (66,202) $ (8,253) $ (25,299) $ (20,493) $ (42) $ (33) $ (653) $ (261) $ (1,069)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (168,251) $ (56,924) $ (68,017) $ (56,072) $ (131) $ (163) $ (2,562) $ (1,315) $ (3,103)
Total Dividends and Distributions
$ (168,251) $ (56,924) $ (68,017) $ (56,072) $ (131) $ (163) $ (2,562) $ (1,315) $ (3,103)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
19
See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 32,124 $ 74,279
Net realized gain (loss) on investments ............................................................................................. 8,374 11,700
Net change in unrealized appreciation/depreciation of investments ................................................................
(126,762) 160,339
Net Increase (Decrease) in Net Assets Resulting from Operations (86,264) 246,318
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (45,751) (173,866)
Total Dividends and Distributions (45,751) (173,866)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(9,132) 63,502
Total Increase (Decrease) in Net Assets (141,147) 135,954
Net Assets
Beginning of period .................................................................................................................
2,703,297 2,567,343
End of period .......................................................................................................................
$ 2,562,150 $ 2,703,297
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 136,929 $ 16,074 $ 93,313 $ 36,092 $ 126 $ 40 $ 274 $ 2,141 $ 1,131
Reinvested ........................ 17,657 3,358 20,070 3,955 44 9 73 56 136
Redeemed .........................
(138,013) (33,733) (126,779) (36,954) (587) (284) (1,334) (807) (2,119)
Net Increase (Decrease) ...............
$ 16,573 $ (14,301) $ (13,396) $ 3,093 $ (417) $ (235) $ (987) $ 1,390 $ (852)
Shares:
Sold ............................. 11,217 1,341 7,752 2,935 11 3 22 185 93
Reinvested ........................ 1,436 275 1,649 324 4 1 6 5 11
Redeemed .........................
(11,526) (2,828) (10,764) (3,081) (50) (24) (108) (69) (175)
Net Increase (Decrease) ...............
1,127 (1,212) (1,363) 178 (35) (20) (80) 121 (71)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 249,244 $ 31,892 $ 116,273 $ 56,292 $ 1,443 $ 231 $ 1,147 $ 1,996 $ 1,900
Reinvested ........................ 62,283 18,403 75,656 14,712 116 59 334 332 698
Redeemed .........................
(201,511) (115,637) (168,512) (70,714) (156) (493) (1,913) (4,761) (5,812)
Net Increase (Decrease) ...............
$ 110,016 $ (65,342) $ 23,417 $ 290 $ 1,403 $ (203) $ (432) $ (2,433) $ (3,214)
Shares:
Sold ............................. 20,803 2,675 9,730 4,714 119 19 96 169 158
Reinvested ........................ 5,334 1,604 6,537 1,264 10 5 29 29 61
Redeemed .........................
(16,766) (9,866) (14,169) (5,912) (13) (40) (160) (399) (496)
Net Increase (Decrease) ...............
9,371 (5,587) 2,098 66 116 (16) (35) (201) (277)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (17,864) $ (3,394) $ (20,130) $ (4,044) $ (44) $ (9) $ (73) $ (56) $ (137)
Total Dividends and Distributions
$ (17,864) $ (3,394) $ (20,130) $ (4,044) $ (44) $ (9) $ (73) $ (56) $ (137)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (62,822) $ (18,580) $ (75,859) $ (15,065) $ (116) $ (59) $ (335) $ (332) $ (698)
Total Dividends and Distributions
$ (62,822) $ (18,580) $ (75,859) $ (15,065) $ (116) $ (59) $ (335) $ (332) $ (698)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
20
See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 20,064 $ 24,518
Net realized gain (loss) on investments ............................................................................................. 31,396 63,615
Net change in unrealized appreciation/depreciation of investments ................................................................
(214,045) 148,864
Net Increase (Decrease) in Net Assets Resulting from Operations (162,585) 236,997
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (86,694) (303,856)
Total Dividends and Distributions (86,694) (303,856)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
9,843 130,889
Total Increase (Decrease) in Net Assets (239,436) 64,030
Net Assets
Beginning of period .................................................................................................................
1,878,911 1,814,881
End of period .......................................................................................................................
$ 1,639,475 $ 1,878,911
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ............................. $ 43,074 $ 7,890 $ 21,551 $ 19,456 $ 686 $ 117 $ 752 $ 655 $ 1,962
Reinvested ........................ 49,686 5,804 15,072 13,775 18 107 354 406 853
Redeemed .........................
(84,736) (17,983) (32,044) (31,231) (55) (39) (2,296) (1,484) (2,507)
Net Increase (Decrease) ...............
$ 8,024 $ (4,289) $ 4,579 $ 2,000 $ 649 $ 185 $ (1,190) $ (423) $ 308
Shares:
Sold ............................. 2,534 502 1,325 1,145 44 7 43 38 112
Reinvested ........................ 2,627 347 831 749 1 6 20 22 47
Redeemed .........................
(4,906) (1,149) (1,963) (1,848) (3) (2) (131) (86) (156)
Net Increase (Decrease) ...............
255 (300) 193 46 42 11 (68) (26) 3
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 178,069 $ 14,052 $ 24,056 $ 37,382 $ 164 $ 152 $ 1,215 $ 1,883 $ 3,943
Reinvested ........................ 153,600 48,567 49,165 43,611 100 375 1,740 2,219 2,556
Redeemed .........................
(146,950) (175,130) (40,953) (51,983) (404) (225) (5,363) (7,151) (3,801)
Net Increase (Decrease) ...............
$ 184,719 $ (112,511) $ 32,268 $ 29,010 $ (140) $ 302 $ (2,408) $ (3,049) $ 2,698
Shares:
Sold ............................. 10,670 889 1,422 2,191 9 9 74 116 226
Reinvested ........................ 9,743 3,458 3,244 2,838 7 25 115 146 168
Redeemed .........................
(8,335) (11,764) (2,406) (3,024) (24) (13) (324) (422) (219)
Net Increase (Decrease) ...............
12,078 (7,417) 2,260 2,005 (8) 21 (135) (160) 175
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized
gain on investments .................. $ (50,245) $ (5,838) $ (15,081) $ (13,792) $ (18) $ (107) $ (354) $ (406) $ (853)
Total Dividends and Distributions
$ (50,245) $ (5,838) $ (15,081) $ (13,792) $ (18) $ (107) $ (354) $ (406) $ (853)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (155,225) $ (48,733) $ (49,174) $ (43,734) $ (100) $ (375) $ (1,740) $ (2,219) $ (2,556)
Total Dividends and Distributions
$ (155,225) $ (48,733) $ (49,174) $ (43,734) $ (100) $ (375) $ (1,740) $ (2,219) $ (2,556)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
21
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Principal LifeTime 2010 Fund,
Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal
LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), SAM Balanced Portfolio, SAM Conservative Balanced
Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the
“SAM Portfolios”) (known as the "Funds") are presented herein. The Funds may offer up to nine classes of shares: Class A, Class C, Class J,
Institutional, R-1, R-2, R-3, R-4, and R-5. Information presented in these financial statements pertains to Class A and Class C shares. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds invest in R-6 and Institutional shares of other series of the Fund, which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at closing exchange price. The Funds also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded
Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments.
The Funds record dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by Principal Global Investors, LLC (the “Manager”).
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as return of capital distributions.

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
22
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2020 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2016-2018.
Recent Accounting Pronouncements. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update
(“ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair
Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The
ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of October 31, 2018, the Funds have adopted the removal and modification of applicable disclosures.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate
(the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). During the period ended April 30, 2020 , the Funds did not borrow from or loan to the Facility.
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. During the period ended April 30,
2020 , the Funds did not borrow against the line of credit.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
23
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
For the period ended April 30, 2020 , 100% of the Funds’ investments were valued based on Level 1 inputs.
5. Management Agreement and Transactions with Affiliates
Management Services. Certain of the Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is
.35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal LifeTime Funds do not pay investment advisory and management fees.
In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1,
R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc.
(the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
24
the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities.
The operating expense limits are as follows:
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds
Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class
A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible
Income Portfolio, and 5.50% for all other Funds. The aggregate amounts of these charges retained by the Distributor for the period ended
April 30, 2020, were as follows (amounts in thousands):
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.
Affiliated Ownership. At April 30, 2020, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc., collective investment trusts sponsored by Principal Global Investors Trust Company, benefit plans and separate
Period from November 1, 2019 through April 30, 2020
Class A Expiration
Principal LifeTime 2010 Fund .38% February 28, 2021
Principal LifeTime 2020 Fund .38 February 28, 2021
Principal LifeTime 2030 Fund .38 February 28, 2021
Principal LifeTime 2040 Fund .38 February 28, 2021
Principal LifeTime 2050 Fund .38 February 28, 2021
Principal LifeTime Strategic Income Fund .38 February 28, 2021
Class A Class C Class J
Principal LifeTime 2010 Fund $ 4 N/A $ 1
Principal LifeTime 2020 Fund 41 N/A 8
Principal LifeTime 2030 Fund 118 N/A 10
Principal LifeTime 2040 Fund 118 N/A 21
Principal LifeTime 2050 Fund 129 N/A 10
Principal LifeTime Strategic Income Fund 3 N/A —
SAM Balanced Portfolio 442 $ 14 50
SAM Conservative Balanced Portfolio 206 5 45
SAM Conservative Growth Portfolio 369 14 25
SAM Flexible Income Portfolio 313 11 54
SAM Strategic Growth Portfolio 320 7 14
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
25
accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows
(amounts in thousands):
6. Investment Transactions
For the year ended April 30, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and return of capital) by the Funds were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2020 and October 31,
2019 were as follows (amounts in thousands):
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(c) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-perfecnt rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Institutional
Principal LifeTime 2010 Fund 28,713
Principal LifeTime 2020 Fund 159,520
Principal LifeTime 2030 Fund 231,020
Principal LifeTime 2040 Fund 154,806
Principal LifeTime 2050 Fund 101,639
Principal LifeTime Strategic Income Fund 22,137
SAM Balanced Portfolio 41,686
SAM Conservative Balanced Portfolio 17,572
SAM Conservative Growth Portfolio 21,927
SAM Flexible Income Portfolio 10,735
SAM Strategic Growth Portfolio 12,611
Purchases Sales
Principal LifeTime 2010 Fund $ 70,290 $ 84,07 3
Principal LifeTime 2020 Fund 326, 499 521,041
Principal LifeTime 2030 Fund 1,037,38 9 985,43 3
Principal LifeTime 2040 Fund 804,93 9 712,29 4
Principal LifeTime 2050 Fund 445,60 5 342,69 2
Principal LifeTime Strategic Income Fund 48,4 70 50,24 5
SAM Balanced Portfolio 106,3 70 303,333
SAM Conservative Balanced Portfolio 53,1 69 118,76 5
SAM Conservative Growth Portfolio 82,29 8 201,248
SAM Flexible Income Portfolio 111,65 1 167,14 6
SAM Strategic Growth Portfolio 65,49 6 113,835
Ordinary Income Long-Term Capital Gain
2020 2019 2020 2019 *
Principal LifeTime 2010 Fund $ 18,698 $ 21,707 $ 29,723 $ 39,825
Principal LifeTime 2020 Fund 94,057 111,711 230,666 173,468
Principal LifeTime 2030 Fund 118,277 127,286 227,940 266,809
Principal LifeTime 2040 Fund 87,709 82,304 182,204 217,879
Principal LifeTime 2050 Fund 49,161 44,586 110,229 118,255
Principal LifeTime Strategic Income
Fund 11,025 12,463 10,465 17,621
SAM Balanced Portfolio 57,713 104,554 95,208 294,943
SAM Conservative Balanced Portfolio 21,614 42,916 21,199 74,607
SAM Conservative Growth Portfolio 54,821 51,920 67,483 304,618
SAM Flexible Income Portfolio 35,057 77,350 10,694 96,516
SAM Strategic Growth Portfolio 37,161 39,353 49,533 264,503
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
26
Distributable Earnings. As of October 31, 2019, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2019, the Funds had no net capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2019 , the Funds do not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31,
2019, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. At April 30, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
Total
Accumulated
Earnings
(Deficit)
Principal LifeTime 2010 Fund $ 10,380 $ 29,722 $ — $ 69,233 $ — $ 109,335
Principal LifeTime 2020 Fund 42,398 230,639 — 566,192 — 839,229
Principal LifeTime 2030 Fund 35,273 227,919 — 953,841 — 1,217,033
Principal LifeTime 2040 Fund 28,624 182,199 — 792,589 — 1,003,412
Principal LifeTime 2050 Fund 12,606 110,226 — 465,432 — 588,264
Principal LifeTime Strategic Income Fund 6,688 10,463 — 32,679 — 49,830
SAM Balanced Portfolio 11,329 95,197 — 799,887 — 906,413
SAM Conservative Balanced Portfolio 3,125 21,191 — 198,967 — 223,283
SAM Conservative Growth Portfolio 24,804 67,480 — 596,828 — 689,112
SAM Flexible Income Portfolio 684 10,684 — 175,351 — 186,719
SAM Strategic Growth Portfolio 16,553 49,531 — 284,299 — 350,383
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Principal LifeTime 2010 Fund $ (5,334) $ 5,334
Principal LifeTime 2020 Fund (31,951) 31,951
Principal LifeTime 2030 Fund (34,426) 34,426
Principal LifeTime 2040 Fund (27,413) 27,413
Principal LifeTime 2050 Fund (18,675) 18,675
Principal LifeTime Strategic Income Fund (2,248) 2,248
SAM Balanced Portfolio (14,257) 14,257
SAM Conservative Balanced Portfolio (4,301) 4,301
SAM Conservative Growth Portfolio (12,504) 12,504
SAM Flexible Income Portfolio (3,176) 3,176
SAM Strategic Growth Portfolio (8,843) 8,843
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal LifeTime 2010 Fund $ 67,921 $ (26,032) $ 41,889 $ 648,751
Principal LifeTime 2020 Fund 492,717 (171,380) 321,337 3,240,546
Principal LifeTime 2030 Fund 736,238 (291,540) 444,698 4,637,235
Principal LifeTime 2040 Fund 572,537 (213,993) 358,544 3,138,877
Principal LifeTime 2050 Fund 327,317 (146,558) 180,759 1,910,360
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
27
8. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Accounts'
performance and financial results.
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal LifeTime Strategic Income Fund $ 33,114 $ (10,743) $ 22,371 $ 384,475
SAM Balanced Portfolio 584,997 (126,348) 458,649 3,598,778
SAM Conservative Balanced Portfolio 149,429 (47,825) 101,604 1,461,097
SAM Conservative Growth Portfolio 403,891 (98,668) 305,223 2,358,400
SAM Flexible Income Portfolio 148,618 (100,029) 48,589 2,514,221
SAM Strategic Growth Portfolio 165,803 (95,549) 70,254 1,563,650
7. Federal Tax Information (continued)

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2020 (unaudited)
See accompanying notes.
28
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42.21%
Blue Chip Fund
(a)
904,947 $ 24,198
Core Fixed Income Fund
(a)
16,534,582 165,180
Diversified International Fund
(a)
2,464,373 26,763
Diversified Real Asset Fund
(a)
1,085,066 10,807
International Small Company Fund
(a)
876,663 7,732
LargeCap Growth Fund I
(a)
1,486,066 23,673
MidCap Fund
(a)
568,416 15,126
MidCap Value Fund I
(a)
784,497 8,959
SmallCap Growth Fund I
(a),(b)
469,179 5,729
SmallCap Value Fund II
(a)
412,082 3,297
$ 291,464
Principal Funds, Inc. Institutional Class - 57.80%
Bond Market Index Fund
(a)
8,852,929 104,730
Equity Income Fund
(a)
490,702 13,637
High Income Fund
(a)
4,999,066 41,642
Inflation Protection Fund
(a)
3,494,628 31,277
LargeCap S&P 500 Index Fund
(a)
2,262,735 40,300
LargeCap Value Fund III
(a)
973,126 13,468
Overseas Fund
(a)
3,198,280 23,891
Short-Term Income Fund
(a)
10,527,994 130,231
$ 399,176
TOTAL INVESTMENT COMPANIES $ 690,640
Total Investments $ 690,640
Other Assets and Liabilities -  (0.01)% (91)
TOTAL NET ASSETS - 100.00% $ 690,549
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 72.39%
Domestic Equity Funds 21.48%
International Equity Funds 4.58%
Specialty Funds 1.56%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2020 (unaudited)
See accompanying notes.
29
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 20,395 $ 5,963 $ 3,51 3 $ 24,198
Bond Market Index Fund 112,773 4,459 14,941 104,730
Core Fixed Income Fund 174,104 8,146 20,079 165,180
Diversified International Fund 27,188 5,440 1,935 26,763
Diversified Real Asset Fund 12,123 1,163 875 10,807
Equity Income Fund 16,807 1,391 2,072 13,637
High Income Fund 47,714 2,906 3,928 41,642
Inflation Protection Fund 32,844 1,159 3,868 31,277
International Small Company Fund 8,793 1,381 490 7,732
LargeCap Growth Fund I 19,700 6,456 3,154 23,673
LargeCap S&P 500 Index Fund 35,494 10,025 4,27 0 40,300
LargeCap Value Fund III 17,136 1,872 2,374 13,468
MidCap Fund 18,122 1,606 2,339 15,126
MidCap Value Fund I 10,933 1,106 929 8,959
Overseas Fund 26,704 5,960 1,937 23,891
Short-Term Income Fund 135,541 10,297 16,132 130,231
SmallCap Growth Fund I 5,812 686 245 5,729
SmallCap Value Fund II 4,964 274 992 3,297
$ 727,147 $ 70,290 $ 84,07 3 $ 690,640
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 166 $ 1,05 2 $ 796 $ 301
Bond Market Index Fund 2,578 105 — 2,334
Core Fixed Income Fund 2,313 (86) — 3,095
Diversified International Fund 623 (228) — (3,702)
Diversified Real Asset Fund 288 38 — (1,642)
Equity Income Fund 162 569 459 (3,058)
High Income Fund 1,503 (222) — (4,828)
Inflation Protection Fund 194 179 — 963
International Small Company Fund 258 20 — (1,972)
LargeCap Growth Fund I 53 772 1,513 (101)
LargeCap S&P 500 Index Fund 737 1,11 5 656 (2,064)
LargeCap Value Fund III 397 230 705 (3,396)
MidCap Fund 122 689 750 (2,952)
MidCap Value Fund I 242 6 321 (2,157)
Overseas Fund 819 93 — (6,929)
Short-Term Income Fund 1,463 — — 525
SmallCap Growth Fund I — 35 434 (559)
SmallCap Value Fund II 46 254 — (1,203)
$ 11,964 $ 4,62 1 $ 5,634 $ (27,345)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2020 (unaudited)
See accompanying notes.
30
Er ar
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48.62%
Blue Chip Fund
( a)
6,766,500 $ 180,936
Core Fixed Income Fund
( a)
74,905,106 748,302
Diversified International Fund
( a)
20,726,239 225,087
Diversified Real Asset Fund
( a)
5,416,077 53,944
International Small Company Fund
( a)
7,006,075 61,794
LargeCap Growth Fund I
( a)
11,528,331 183,646
MidCap Fund
( a)
4,588,489 122,100
MidCap Value Fund I
( a)
6,772,075 77,337
SmallCap Growth Fund I
( a),(b)
3,897,022 47,583
SmallCap Value Fund II
( a)
3,856,414 30,851
$ 1,731,580
Principal Funds, Inc. Institutional Class - 51.39%
Bond Market Index Fund
( a)
36,190,014 428,128
Equity Income Fund
( a)
4,126,409 114,673
High Income Fund
( a)
19,221,677 160,117
Inflation Protection Fund
( a)
16,445,756 147,189
LargeCap S&P 500 Index Fund
( a)
17,522,306 312,072
LargeCap Value Fund III
( a)
8,175,288 113,146
Overseas Fund
( a)
26,748,317 199,810
Short-Term Income Fund
( a)
28,712,058 355,168
$ 1,830,303
TOTAL INVESTMENT COMPANIES $ 3,561,883
Total Investments $ 3,561,883
Other Assets and Liabilities -  (0.01)% (331)
TOTAL NET ASSETS - 100.00% $ 3,561,552
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 57.95%
Domestic Equity Funds 33.21%
International Equity Funds 7.34%
Specialty Funds 1.51%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2020 (unaudited)
See accompanying notes.
31
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 166,529 $ 29,594 $ 22,862 $ 180,936
Bond Market Index Fund 477,486 22,050 81,359 428,128
Core Fixed Income Fund 839,402 28,608 133,031 748,302
Diversified International Fund 248,544 31,559 20,377 225,087
Diversified Real Asset Fund 65,640 2,187 5,248 53,944
Equity Income Fund 144,998 6,249 14,240 114,673
High Income Fund 194,904 8,736 23,208 160,117
Inflation Protection Fund 162,314 5,419 25,981 147,189
International Small Company Fund 77,513 5,322 4,512 61,794
LargeCap Growth Fund I 167,999 37,869 24,556 183,646
LargeCap S&P 500 Index Fund 307,006 50,117 31,665 312,072
LargeCap Value Fund III 146,160 10,036 14,968 113,146
MidCap Fund 150,763 8,011 17,220 122,100
MidCap Value Fund I 99,079 5,747 7,693 77,337
Overseas Fund 239,219 40,321 19,377 199,810
Short-Term Income Fund 389,904 29,866 65,826 355,168
SmallCap Growth Fund I 50,921 4,091 2,771 47,583
SmallCap Value Fund II 45,945 717 6,147 30,851
$ 3,974,326 $ 326,499 $ 521,041 $ 3,561,883
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 1,353 $ 6,575 $ 6,503 $ 1,100
Bond Market Index Fund 11,193 265 — 9,686
Core Fixed Income Fund 10,953 (657) — 13,980
Diversified International Fund 5,658 (1,659) — (32,980)
Diversified Real Asset Fund 1,559 (112) — (8,523)
Equity Income Fund 1,401 3,844 3,956 (26,178)
High Income Fund 6,011 (1,671) — (18,644)
Inflation Protection Fund 962 (80) — 5,517
International Small Company Fund 2,270 (21) — (16,508)
LargeCap Growth Fund I 459 4,550 13,079 (2,216)
LargeCap S&P 500 Index Fund 6,351 8,938 5,651 (22,324)
LargeCap Value Fund III 3,294 1,444 5,850 (29,526)
MidCap Fund 1,000 3,435 6,182 (22,889)
MidCap Value Fund I 2,196 1 2,910 (19,797)
Overseas Fund 7,306 248 — (60,601)
Short-Term Income Fund 4,139 (15) — 1,239
SmallCap Growth Fund I — 324 3,802 (4,982)
SmallCap Value Fund II 428 1,545 — (11,209)
$ 66,533 $ 26,954 $ 47,933 $ (244,855)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2020 (unaudited)
See accompanying notes.
32
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56.40%
Blue Chip Fund
(a)
6,991,590 $ 186,955
Core Fixed Income Fund
(a)
91,132,626 910,415
Diversified International Fund
(a)
37,294,481 405,018
Diversified Real Asset Fund
(a)
8,248,410 82,154
International Small Company Fund
(a)
14,145,777 124,766
LargeCap Growth Fund I
(a)
31,276,149 498,229
MidCap Fund
(a)
9,007,635 239,693
MidCap Value Fund I
(a)
13,944,664 159,248
Origin Emerging Markets Fund
(a)
9,858,638 100,854
SmallCap Growth Fund I
(a),(b)
7,837,504 95,696
SmallCap Value Fund II
(a)
7,878,692 63,030
$ 2,866,058
Principal Funds, Inc. Institutional Class - 43.61%
Bond Market Index Fund
(a)
40,611,170 480,430
Equity Income Fund
(a)
4,208,133 116,944
High Income Fund
(a)
24,575,982 204,718
Inflation Protection Fund
(a)
13,361,489 119,585
LargeCap S&P 500 Index Fund
(a)
33,274,379 592,617
LargeCap Value Fund III
(a)
24,681,808 341,596
Overseas Fund
(a)
48,190,768 359,985
$ 2,215,875
TOTAL INVESTMENT COMPANIES $ 5,081,933
Total Investments $ 5,081,933
Other Assets and Liabilities -  (0.01)% (473)
TOTAL NET ASSETS - 100.00% $ 5,081,460
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 45.13%
Fixed Income Funds 41.73%
International Equity Funds 11.53%
Specialty Funds 1.62%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2020 (unaudited)
See accompanying notes.
33
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 163,232 $ 36,498 $ 17,736 $ 186,955
Bond Market Index Fund 506,270 34,192 71,652 480,430
Core Fixed Income Fund 488,684 538,212 134,814 910,415
Core Plus Bond Fund 319,186 — 317,688 —
Diversified International Fund 441,157 55,569 30,030 405,018
Diversified Real Asset Fund 94,218 4,704 3,771 82,154
Equity Income Fund 145,341 7,710 13,524 116,944
High Income Fund 232,314 15,190 17,581 204,718
Inflation Protection Fund 128,198 4,721 17,790 119,585
International Small Company Fund 152,605 15,679 10,444 124,766
LargeCap Growth Fund I 509,847 85,794 101,624 498,229
LargeCap S&P 500 Index Fund 626,098 82,297 86,601 592,617
LargeCap Value Fund III 420,861 33,618 29,205 341,596
MidCap Fund 328,343 18,174 69,35 4 239,693
MidCap Value Fund I 189,596 16,557 6,576 159,248
Origin Emerging Markets Fund 107,313 12,628 9,915 100,854
Overseas Fund 433,854 64,072 30,698 359,985
SmallCap Growth Fund I 104,443 9,416 8,963 95,696
SmallCap Value Fund II 87,833 2,358 7,467 63,030
$ 5,479,393 $ 1,037,389 $ 985,43 3 $ 5,081,933
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 1,222 $ 5,928 $ 5,867 $ (967)
Bond Market Index Fund 12,116 355 — 11,265
Core Fixed Income Fund 12,835 (618) — 18,951
Core Plus Bond Fund 161 9,934 — (11,432)
Diversified International Fund 10,000 (249) — (61,429)
Diversified Real Asset Fund 2,277 (72) — (12,925)
Equity Income Fund 1,400 1,536 3,883 (24,119)
High Income Fund 7,466 (1,269) — (23,936)
Inflation Protection Fund 775 24 — 4,432
International Small Company Fund 4,348 376 — (33,450)
LargeCap Growth Fund I 1,273 14,429 36,280 (10,217)
LargeCap S&P 500 Index Fund 12,263 13,575 10,906 (42,752)
LargeCap Value Fund III 9,526 117 16,910 (83,795)
MidCap Fund 1,921 14,0 90 11,836 (51,560)
MidCap Value Fund I 4,246 (8) 5,624 (40,321)
Origin Emerging Markets Fund 1,855 241 — (9,413)
Overseas Fund 13,161 (323) — (106,920)
SmallCap Growth Fund I — 1,543 7,386 (10,743)
SmallCap Value Fund II 804 117 — (19,811)
$ 97,649 $ 59,72 6 $ 98,692 $ (509,142)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2020 (unaudited)
See accompanying notes.
34
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.34%
Blue Chip Fund
(a)
5,316,219 $ 142,156
Core Fixed Income Fund
(a)
38,046,983 380,089
Diversified International Fund
(a)
31,590,240 343,070
International Small Company Fund
(a)
11,214,344 98,911
LargeCap Growth Fund I
(a)
24,906,452 396,760
MidCap Value Fund I
(a)
13,152,659 150,203
Origin Emerging Markets Fund
(a)
10,348,028 105,860
Real Estate Securities Fund
(a)
3,536,158 81,402
SmallCap Growth Fund I
(a),(b)
6,326,528 77,247
SmallCap Value Fund II
(a)
6,853,441 54,828
$ 1,830,526
Principal Funds, Inc. Institutional Class - 47.67%
Bond Market Index Fund
(a)
17,036,947 201,547
Equity Income Fund
(a)
3,529,777 98,092
High Income Fund
(a)
12,341,829 102,807
LargeCap S&P 500 Index Fund
(a)
26,713,403 475,766
LargeCap Value Fund III
(a)
20,980,388 290,369
MidCap Growth Fund III
(a),(b)
17,569,616 193,266
Overseas Fund
(a)
40,836,463 305,048
$ 1,666,895
TOTAL INVESTMENT COMPANIES $ 3,497,421
Total Investments $ 3,497,421
Other Assets and Liabilities -  (0.01)% (310)
TOTAL NET ASSETS - 100.00% $ 3,497,111
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 56.05%
Fixed Income Funds 29.38%
International Equity Funds 14.58%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2020 (unaudited)
See accompanying notes.
35
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 133,767 $ 15,932 $ 11,678 $ 142,156
Bond Market Index Fund 199,242 39,922 42,451 201,547
Core Fixed Income Fund 68,645 373,854 70,472 380,089
Core Plus Bond Fund 325,975 147 324,147 —
Diversified International Fund 360,388 53,244 17,765 343,070
Equity Income Fund 122,315 6,271 11,548 98,092
High Income Fund 100,865 25,429 10,900 102,807
International Small Company Fund 116,785 14,984 6,523 98,911
LargeCap Growth Fund I 402,150 58,634 65,28 3 396,760
LargeCap S&P 500 Index Fund 516,283 53,586 67,738 475,766
LargeCap Value Fund III 355,842 27,814 22,106 290,369
MidCap Growth Fund III 211,597 19,790 19,745 193,266
MidCap Value Fund I 176,883 15,830 4,384 150,203
Origin Emerging Markets Fund 104,360 15,992 4,688 105,860
Overseas Fund 354,908 65,266 23,754 305,048
Real Estate Securities Fund 94,338 8,814 2,231 81,402
SmallCap Growth Fund I 81,683 7,220 4,169 77,247
SmallCap Value Fund II 72,641 2,210 2,712 54,828
$ 3,798,667 $ 804,939 $ 712,29 4 $ 3,497,421
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 1,065 $ 2,054 $ 5,110 $ 2,081
Bond Market Index Fund 5,384 311 — 4,523
Core Fixed Income Fund 5,233 (260) — 8,322
Core Plus Bond Fund 492 7,270 — (9,245)
Diversified International Fund 8,304 (107) — (52,690)
Equity Income Fund 1,174 1,316 3,247 (20,262)
High Income Fund 3,779 (317) — (12,270)
International Small Company Fund 3,362 (252) — (26,083)
LargeCap Growth Fund I 1,055 16,17 4 30,075 (14,915)
LargeCap S&P 500 Index Fund 10,31 5 11,025 9,174 (37,390)
LargeCap Value Fund III 8,024 (9) 14,242 (71,172)
MidCap Growth Fund III — 1,104 16,768 (19,480)
MidCap Value Fund I 3,979 19 5,271 (38,145)
Origin Emerging Markets Fund 1,896 91 — (9,895)
Overseas Fund 10,776 918 — (92,290)
Real Estate Securities Fund 949 7 852 (19,526)
SmallCap Growth Fund I — 611 5,987 (8,098)
SmallCap Value Fund II 675 199 — (17,510)
$ 66,46 2 $ 40,15 4 $ 90,726 $ (434,045)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2020 (unaudited)
See accompanying notes.
36
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.03%
Blue Chip Fund
(a)
3,404,078 $ 91,025
Core Fixed Income Fund
(a)
12,854,486 128,416
Diversified International Fund
(a)
21,248,146 230,755
International Small Company Fund
(a)
7,546,573 66,561
LargeCap Growth Fund I
(a)
16,171,363 257,610
MidCap Value Fund I
(a)
8,959,031 102,312
Origin Emerging Markets Fund
(a)
6,934,016 70,935
Real Estate Securities Fund
(a)
2,137,715 49,210
SmallCap Growth Fund I
(a),(b)
4,306,696 52,585
SmallCap Value Fund II
(a)
4,808,410 38,467
$ 1,087,876
Principal Funds, Inc. Institutional Class - 47.98%
Bond Market Index Fund
(a)
4,597,713 54,391
Equity Income Fund
(a)
2,353,895 65,415
High Income Fund
(a)
4,632,523 38,589
LargeCap S&P 500 Index Fund
(a)
17,504,492 311,755
LargeCap Value Fund III
(a)
14,204,860 196,595
MidCap Growth Fund III
(a),(b)
11,923,016 131,153
Overseas Fund
(a)
27,489,290 205,345
$ 1,003,243
TOTAL INVESTMENT COMPANIES $ 2,091,119
Total Investments $ 2,091,119
Other Assets and Liabilities -  (0.01)% (214)
TOTAL NET ASSETS - 100.00% $ 2,090,905
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 61.99%
Fixed Income Funds 21.63%
International Equity Funds 16.39%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2020 (unaudited)
See accompanying notes.
37
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 87,868 $ 10,258 $ 9,203 $ 91,025
Bond Market Index Fund 54,252 18,000 19,052 54,391
Core Fixed Income Fund 40,379 148,617 62,966 128,416
Core Plus Bond Fund 84,377 360 84,511 —
Diversified International Fund 236,706 40,421 11,588 230,755
Equity Income Fund 79,909 6,477 8,505 65,415
High Income Fund 37,420 13,146 7,308 38,589
International Small Company Fund 75,254 12,974 4,164 66,561
LargeCap Growth Fund I 264,606 36,048 42,313 257,610
LargeCap S&P 500 Index Fund 335,991 33,340 37,763 311,755
LargeCap Value Fund III 234,837 23,663 14,359 196,595
MidCap Growth Fund III 141,280 15,177 13,117 131,153
MidCap Value Fund I 116,498 14,708 3,271 102,312
Origin Emerging Markets Fund 70,257 10,236 3,190 70,935
Overseas Fund 233,080 47,659 14,727 205,345
Real Estate Securities Fund 56,155 6,195 1,485 49,210
SmallCap Growth Fund I 55,186 5,806 3,423 52,585
SmallCap Value Fund II 49,634 2,520 1,747 38,467
$ 2,253,689 $ 445,605 $ 342,692 $ 2,091,119
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 680 $ 2,529 $ 3,262 $ (427)
Bond Market Index Fund 1,613 (4) — 1,195
Core Fixed Income Fund 1,808 (63) — 2,449
Core Plus Bond Fund 178 2,139 — (2,365)
Diversified International Fund 5,663 (73) — (34,711)
Equity Income Fund 778 663 2,150 (13,129)
High Income Fund 1,451 (133) — (4,536)
International Small Company Fund 2,185 (129) — (17,374)
LargeCap Growth Fund I 675 8,933 19,237 (9,664)
LargeCap S&P 500 Index Fund 6,722 4,523 5,977 (24,336)
LargeCap Value Fund III 5,372 14 9,534 (47,560)
MidCap Growth Fund III — 474 10,933 (12,661)
MidCap Value Fund I 2,677 1 3,545 (25,624)
Origin Emerging Markets Fund 1,286 54 — (6,422)
Overseas Fund 7,39 6 (63) — (60,604)
Real Estate Securities Fund 568 5 508 (11,660)
SmallCap Growth Fund I — 324 4,013 (5,308)
SmallCap Value Fund II 472 (5) — (11,935)
$ 39,52 4 $ 19,189 $ 59,159 $ (284,672)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2020 (unaudited)
See accompanying notes.
38
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40.09%
Blue Chip Fund
( a)
806,788 $ 21,573
Core Fixed Income Fund
( a)
10,620,208 106,096
Diversified International Fund
( a)
1,028,209 11,166
Diversified Real Asset Fund
( a)
664,638 6,620
International Small Company Fund
( a)
366,650 3,234
MidCap Fund
( a)
392,546 10,446
SmallCap Growth Fund I
( a),(b)
202,876 2,477
SmallCap Value Fund II
( a)
185,903 1,487
$ 163,099
Principal Funds, Inc. Institutional Class - 59.92%
Bond Market Index Fund
( a)
5,658,227 66,937
Equity Income Fund
( a)
414,649 11,523
High Income Fund
( a)
3,311,399 27,584
Inflation Protection Fund
( a)
2,145,589 19,203
LargeCap S&P 500 Index Fund
( a)
1,083,384 19,295
Overseas Fund
( a)
1,336,085 9,981
Short-Term Income Fund
( a)
7,212,974 89,224
$ 243,747
TOTAL INVESTMENT COMPANIES $ 406,846
Total Investments $ 406,846
Other Assets and Liabilities -  (0.01)% (59)
TOTAL NET ASSETS - 100.00% $ 406,787
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 78.72%
Domestic Equity Funds 16.42%
International Equity Funds 3.24%
Specialty Funds 1.63%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 16,284 $ 6,719 $ 2,742 $ 21,573
Bond Market Index Fund 70,971 4,826 10,395 66,937
Core Fixed Income Fund 110,221 7,465 13,433 106,096
Diversified International Fund 11,234 2,172 606 11,166
Diversified Real Asset Fund 7,095 1,019 505 6,620
Equity Income Fund 13,974 1,589 1,941 11,523
High Income Fund 31,020 2,800 2,845 27,584
Inflation Protection Fund 19,721 1,282 2,482 19,203
International Small Company Fund 3,611 639 201 3,234
LargeCap S&P 500 Index Fund 14,765 6,047 1,231 19,295
MidCap Fund 12,324 1,477 1,781 10,446
Overseas Fund 10,881 2,547 606 9,981
Short-Term Income Fund 90,468 9,283 10,854 89,224
SmallCap Growth Fund I 2,399 414 102 2,477
SmallCap Value Fund II 2,242 191 521 1,487
$ 417,210 $ 48,470 $ 50,245 $ 406,846
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 132 $ 747 $ 637 $ 565
Bond Market Index Fund 1,615 56 — 1,479
Core Fixed Income Fund 1,468 (101) — 1,944
Diversified International Fund 262 (34) — (1,600)
Diversified Real Asset Fund 169 (1) — (988)
Equity Income Fund 136 512 381 (2,611)
High Income Fund 985 (169) — (3,222)
Inflation Protection Fund 117 (38) — 720
International Small Company Fund 106 7 — (822)
LargeCap S&P 500 Index Fund 307 147 273 (433)
MidCap Fund 82 498 511 (2,072)
Overseas Fund 339 16 — (2,857)
Short-Term Income Fund 990 (9) — 336
SmallCap Growth Fund I — 15 179 (249)
SmallCap Value Fund II 21 74 — (499)
$ 6,729 $ 1,720 $ 1,981 $ (10,309)
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
April 30, 2020 (unaudited)
See accompanying notes.
39
INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 1.83%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
74,139,995 $ 74,140
Principal Exchange-Traded Funds - 19.85%
Principal Active Global Dividend Income ETF
( a)
7,864,100 192,375
Principal Active Income ETF
( a)
1,646,600 57,541
Principal Investment Grade Corporate Active
ETF
( a)
1,065,100 27,427
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
15,163,700 437,624
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
3,542,700 90,151
$ 805,118
Principal Funds, Inc. Class R-6 - 48.99%
Blue Chip Fund
( a)
14,673,738 392,376
Core Fixed Income Fund
( a)
49,024,369 489,753
Diversified International Fund
( a)
40,643,143 441,385
Diversified Real Asset Fund
( a)
12,105,538 120,571
Edge MidCap Fund
( a)
12,224,513 153,907
Global Real Estate Securities Fund
( a)
12,577,217 103,510
High Yield Fund
( a)
9,374,109 60,463
International Small Company Fund
( a)
5,911,252 52,137
Origin Emerging Markets Fund
( a)
5,659,492 57,897
Spectrum Preferred and Capital Securities Income
Fund
( a)
11,910,414 114,578
$ 1,986,577
Principal Funds, Inc. Institutional Class - 29.38%
Equity Income Fund
( a)
17,798,385 494,617
Government & High Quality Bond Fund
( a)
27,816,408 295,132
Inflation Protection Fund
( a)
7,298,788 65,324
Short-Term Income Fund
( a)
27,204,421 336,519
$ 1,191,592
TOTAL INVESTMENT COMPANIES $ 4,057,427
Total Investments $ 4,057,427
Other Assets and Liabilities -  (0.05)% (2,009)
TOTAL NET ASSETS - 100.00% $ 4,055,418
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 46.57%
Domestic Equity Funds 38.67%
International Equity Funds 10.01%
Specialty Funds 2.97%
Money Market Funds 1.83%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
April 30, 2020 (unaudited)
See accompanying notes.
40
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 406,108 $ 19,500 $ 39,203 $ 392,376
Core Fixed Income Fund 565,998 8,960 92,270 489,753
Diversified International Fund 531,670 12,981 36,123 441,385
Diversified Real Asset Fund 145,693 3,725 9,069 120,571
Edge MidCap Fund 190,950 8,012 11,183 153,907
Equity Income Fund 593,088 22,788 24,150 494,617
Global Real Estate Securities Fund 138,105 5,696 6,213 103,510
Government & High Quality Bond Fund 311,045 5,785 23,652 295,132
High Yield Fund 69,618 2,531 5,400 60,463
Inflation Protection Fund 70,713 581 8,355 65,324
International Small Company Fund 67,892 2,146 4,044 52,137
Origin Emerging Markets Fund 67,284 1,311 5,423 57,897
Principal Active Global Dividend Income ETF 222,837 — — 192,375
Principal Active Income ETF 62,826 3,576 — 57,541
Principal Government Money Market Fund -
Institutional Class 0.11%
7,829 69,887 3,576 74,140
Principal Investment Grade Corporate Active ETF 35,425 — 6,790 27,427
Principal U.S. Mega-Cap Multi-Factor Index ETF 450,514 — — 437,624
Principal U.S. Small-Cap Multi-Factor Index ETF 110,709 — — 90,151
Short-Term Income Fund 357,830 4,909 27,618 336,519
Spectrum Preferred and Capital Securities Income Fund 123,636 3,869 3,840 114,578
$ 4,529,770 $ 176,257 $ 306,909 $ 4,057,427
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 3,292 $ 1,470 $ 15,833 $ 4,501
Core Fixed Income Fund 7,328 (94) — 7,159
Diversified International Fund 12,379 (229) — (66,914)
Diversified Real Asset Fund 3,467 (246) — (19,532)
Edge MidCap Fund 1,988 (595) 5,765 (33,277)
Equity Income Fund 5,892 187 16,171 (97,296)
Global Real Estate Securities Fund 1,537 (216) 3,901 (33,862)
Government & High Quality Bond Fund 4,101 (17) — 1,971
High Yield Fund 2,026 (377) — (5,909)
Inflation Protection Fund 409 62 — 2,323
International Small Company Fund 1,974 38 — (13,895)
Origin Emerging Markets Fund 1,224 (275) — (5,000)
Principal Active Global Dividend Income ETF 2,966 — — (30,462)
Principal Active Income ETF 1,532 — — (8,861)
Principal Government Money Market Fund -
Institutional Class 0.11% 91 — — —
Principal Investment Grade Corporate Active ETF 1,425 509 292 (1,717)
Principal U.S. Mega-Cap Multi-Factor Index ETF 4,639 — — (12,890)
Principal U.S. Small-Cap Multi-Factor Index ETF 808 — — (20,558)
Short-Term Income Fund 3,815 (160) — 1,558
Spectrum Preferred and Capital Securities Income Fund 3,096 (510) — (8,577)
$ 63,989 $ (453) $ 41,962 $ (341,238)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2020 (unaudited)
See accompanying notes.
41
INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Money Market Funds - 1.85%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
28,846,558 $ 28,847
Principal Exchange-Traded Funds - 13.54%
Principal Active Global Dividend Income ETF
( a)
1,207,000 29,526
Principal Active Income ETF
( a)
1,204,200 42,081
Principal Investment Grade Corporate Active
ETF
( a)
592,500 15,258
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
3,586,000 103,492
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
827,700 21,062
$ 211,419
Principal Funds, Inc. Class R-6 - 50.63%
Blue Chip Fund
( a)
3,937,432 105,287
Core Fixed Income Fund
( a)
28,848,509 288,196
Diversified International Fund
( a)
10,810,286 117,400
Diversified Real Asset Fund
( a)
4,005,596 39,896
Edge MidCap Fund
( a)
3,257,555 41,012
Global Diversified Income Fund
( a)
3,371,275 38,601
Global Real Estate Securities Fund
( a)
3,689,198 30,362
High Yield Fund
( a)
5,397,985 34,817
International Small Company Fund
( a)
1,536,381 13,551
Origin Emerging Markets Fund
( a)
1,496,080 15,305
Spectrum Preferred and Capital Securities Income
Fund
( a)
6,891,468 66,296
$ 790,723
Principal Funds, Inc. Institutional Class - 34.04%
Equity Income Fund
( a)
4,562,948 126,804
Government & High Quality Bond Fund
( a)
16,375,539 173,745
Inflation Protection Fund
( a)
4,704,500 42,105
Short-Term Income Fund
( a)
15,283,577 189,058
$ 531,712
TOTAL INVESTMENT COMPANIES $ 1,562,701
Total Investments $ 1,562,701
Other Assets and Liabilities -  (0.06)% (891)
TOTAL NET ASSETS - 100.00% $ 1,561,810
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 62.04%
Domestic Equity Funds 25.47%
International Equity Funds 5.68%
Specialty Funds 5.02%
Money Market Funds 1.85%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2020 (unaudited)
See accompanying notes.
42
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 108,151 $ 5,858 $ 10,573 $ 105,287
Core Fixed Income Fund 315,737 7,975 40,058 288,196
Diversified International Fund 140,205 4,899 10,090 117,400
Diversified Real Asset Fund 49,575 1,518 4,591 39,896
Edge MidCap Fund 49,778 2,691 2,708 41,012
Equity Income Fund 151,370 7,935 7,914 126,804
Global Diversified Income Fund 46,347 1,936 2,208 38,601
Global Real Estate Securities Fund 40,405 2,138 2,172 30,362
Government & High Quality Bond Fund 179,835 4,827 12,067 173,745
High Yield Fund 39,478 1,686 2,775 34,817
Inflation Protection Fund 44,080 704 4,210 42,105
International Small Company Fund 17,731 555 1,138 13,551
Origin Emerging Markets Fund 17,660 390 1,385 15,305
Principal Active Global Dividend Income ETF 34,202 — — 29,526
Principal Active Income ETF 46,182 2,376 — 42,081
Principal Government Money Market Fund -
Institutional Class 0.11%
4,221 27,002 2,376 28,847
Principal Investment Grade Corporate Active ETF 17,606 — 1,692 15,258
Principal U.S. Mega-Cap Multi-Factor Index ETF 106,540 — — 103,492
Principal U.S. Small-Cap Multi-Factor Index ETF 25,866 — — 21,062
Short-Term Income Fund 196,132 4,503 12,395 189,058
Spectrum Preferred and Capital Securities Income Fund 71,103 3,178 2,789 66,296
$ 1,702,204 $ 80,171 $ 121,141 $ 1,562,701
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 881 $ 221 $ 4,231 $ 1,630
Core Fixed Income Fund 4,160 (346) — 4,888
Diversified International Fund 3,282 (16) — (17,598)
Diversified Real Asset Fund 1,181 (99) — (6,507)
Edge MidCap Fund 520 (5) 1,508 (8,744)
Equity Income Fund 1,501 36 4,133 (24,623)
Global Diversified Income Fund 1,219 (197) — (7,277)
Global Real Estate Securities Fund 451 (200) 1,143 (9,809)
Government & High Quality Bond Fund 2,395 (200) — 1,350
High Yield Fund 1,153 (181) — (3,391)
Inflation Protection Fund 258 30 — 1,501
International Small Company Fund 518 31 — (3,628)
Origin Emerging Markets Fund 322 (43) — (1,317)
Principal Active Global Dividend Income ETF 455 — — (4,676)
Principal Active Income ETF 1,125 — — (6,477)
Principal Government Money Market Fund -
Institutional Class 0.11% 40 — — —
Principal Investment Grade Corporate Active ETF 713 127 145 (783)
Principal U.S. Mega-Cap Multi-Factor Index ETF 1,097 — — (3,048)
Principal U.S. Small-Cap Multi-Factor Index ETF 189 — — (4,804)
Short-Term Income Fund 2,112 (73) — 891
Spectrum Preferred and Capital Securities Income Fund 1,779 (255) — (4,941)
$ 25,351 $ (1,170) $ 11,160 $ (97,363)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2020 (unaudited)
See accompanying notes.
43
INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Money Market Funds - 1.77%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
47,223,594 $ 47,224
Principal Exchange-Traded Funds - 22.09%
Principal Active Global Dividend Income ETF
( a)
3,580,000 87,575
Principal Active Income ETF
( a)
1,105,300 38,625
Principal Investment Grade Corporate Active
ETF
( a)
435,600 11,217
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
12,704,400 366,649
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
3,294,800 83,843
$ 587,909
Principal Funds, Inc. Class R-6 - 51.48%
Blue Chip Fund
( a)
13,323,554 356,272
Core Fixed Income Fund
( a)
12,512,240 124,997
Diversified International Fund
( a)
40,113,609 435,634
Diversified Real Asset Fund
( a)
9,003,484 89,675
Edge MidCap Fund
( a)
11,830,880 148,951
Global Real Estate Securities Fund
( a)
9,698,726 79,820
International Small Company Fund
( a)
5,171,036 45,609
Origin Emerging Markets Fund
( a)
4,970,696 50,850
Spectrum Preferred and Capital Securities Income
Fund
( a)
4,006,385 38,541
$ 1,370,349
Principal Funds, Inc. Institutional Class - 24.72%
Equity Income Fund
( a)
15,681,353 435,785
Government & High Quality Bond Fund
( a)
8,566,918 90,895
Short-Term Income Fund
( a)
10,627,457 131,461
$ 658,141
TOTAL INVESTMENT COMPANIES $ 2,663,623
Total Investments $ 2,663,623
Other Assets and Liabilities -  (0.06)% (1,688)
TOTAL NET ASSETS - 100.00% $ 2,661,935
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 52.28%
Fixed Income Funds 32.73%
International Equity Funds 9.91%
Specialty Funds 3.37%
Money Market Funds 1.77%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2020 (unaudited)
See accompanying notes.
44
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 375,472 $ 18,096 $ 41,499 $ 356,272
Core Fixed Income Fund 150,120 2,794 29,460 124,997
Diversified International Fund 522,917 13,327 34,220 435,634
Diversified Real Asset Fund 108,274 2,802 6,626 89,675
Edge MidCap Fund 183,785 7,875 10,028 148,951
Equity Income Fund 525,258 20,626 24,277 435,785
Global Real Estate Securities Fund 106,781 4,542 5,022 79,820
Government & High Quality Bond Fund 94,691 2,087 6,480 90,895
International Small Company Fund 58,855 1,857 2,991 45,609
Origin Emerging Markets Fund 61,517 1,174 7,074 50,850
Principal Active Global Dividend Income ETF 101,443 — — 87,575
Principal Active Income ETF 40,782 3,809 — 38,625
Principal Government Money Market Fund -
Institutional Class 0.11%
7,808 43,224 3,808 47,224
Principal Investment Grade Corporate Active ETF 15,564 — 3,845 11,217
Principal U.S. Mega-Cap Multi-Factor Index ETF 395,274 — 13,664 366,649
Principal U.S. Small-Cap Multi-Factor Index ETF 102,963 — — 83,843
Short-Term Income Fund 137,658 2,133 8,884 131,461
Spectrum Preferred and Capital Securities Income Fund 47,789 1,176 7,178 38,541
$ 3,036,951 $ 125,522 $ 205,056 $ 2,663,623
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 3,041 $ 1,782 $ 14,633 $ 2,421
Core Fixed Income Fund 1,943 (124) — 1,667
Diversified International Fund 12,172 (770) — (65,620)
Diversified Real Asset Fund 2,586 (300) — (14,475)
Edge MidCap Fund 1,913 (279) 5,549 (32,402)
Equity Income Fund 5,201 (123) 14,272 (85,699)
Global Real Estate Securities Fund 1,190 (447) 3,022 (26,034)
Government & High Quality Bond Fund 1,257 7 — 590
International Small Company Fund 1,715 50 — (12,162)
Origin Emerging Markets Fund 1,115 348 — (5,115)
Principal Active Global Dividend Income ETF 1,350 — — (13,868)
Principal Active Income ETF 1,005 — — (5,966)
Principal Government Money Market Fund -
Institutional Class 0.11% 72 — — —
Principal Investment Grade Corporate Active ETF 623 289 128 (791)
Principal U.S. Mega-Cap Multi-Factor Index ETF 3,982 (2,329) — (12,632)
Principal U.S. Small-Cap Multi-Factor Index ETF 752 — — (19,120)
Short-Term Income Fund 1,476 (67) — 621
Spectrum Preferred and Capital Securities Income Fund 1,113 (226) — (3,020)
$ 42,506 $ (2,189) $ 37,604 $ (291,605)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2020 (unaudited)
See accompanying notes.
45
INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 1.90%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
48,678,750 $ 48,679
Principal Exchange-Traded Funds - 14.49%
Principal Active Global Dividend Income ETF
( a)
7,277,100 178,015
Principal Active Income ETF
( a)
1,859,500 64,980
Principal Investment Grade Corporate Active
ETF
( a)
1,480,000 38,112
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
3,126,200 90,222
$ 371,329
Principal Funds, Inc. Class R-6 - 44.55%
Blue Chip Fund
( a)
1,794,805 47,993
Core Fixed Income Fund
( a)
62,475,548 624,131
Edge MidCap Fund
( a)
2,861,719 36,029
Global Diversified Income Fund
( a)
10,122,402 115,901
Global Real Estate Securities Fund
( a)
8,557,689 70,430
High Yield Fund
( a)
16,981,219 109,529
Spectrum Preferred and Capital Securities Income
Fund
( a)
14,281,272 137,386
$ 1,141,399
Principal Funds, Inc. Institutional Class - 39.09%
Equity Income Fund
( a)
5,875,138 163,270
Government & High Quality Bond Fund
( a)
32,148,453 341,095
Inflation Protection Fund
( a)
17,874,932 159,981
Short-Term Income Fund
( a)
27,247,987 337,057
$ 1,001,403
TOTAL INVESTMENT COMPANIES $ 2,562,810
Total Investments $ 2,562,810
Other Assets and Liabilities -  (0.03)% (660)
TOTAL NET ASSETS - 100.00% $ 2,562,150
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 70.74%
Domestic Equity Funds 13.17%
International Equity Funds 9.70%
Specialty Funds 4.52%
Money Market Funds 1.90%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2020 (unaudited)
See accompanying notes.
46
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 46,364 $ 4,122 $ 3,128 $ 47,993
Core Fixed Income Fund 662,002 25,664 73,376 624,131
Edge MidCap Fund 41,613 3,325 1,287 36,029
Equity Income Fund 187,990 13,763 6,875 163,270
Global Diversified Income Fund 133,754 7,320 3,232 115,901
Global Real Estate Securities Fund 103,279 4,627 12,694 70,430
Government & High Quality Bond Fund 338,748 17,430 17,310 341,095
High Yield Fund 118,071 6,295 3,869 109,529
Inflation Protection Fund 171,714 3,920 21,360 159,981
Principal Active Global Dividend Income ETF 206,205 — — 178,015
Principal Active Income ETF 71,724 3,254 — 64,980
Principal Government Money Market Fund -
Institutional Class 0.11%
4,990 46,943 3,254 48,679
Principal Investment Grade Corporate Active ETF 41,326 — 1,597 38,112
Principal U.S. Mega-Cap Multi-Factor Index ETF 92,879 — — 90,222
Short-Term Income Fund 341,851 13,035 19,206 337,057
Spectrum Preferred and Capital Securities Income Fund 141,989 8,896 3,212 137,386
$ 2,704,499 $ 158,594 $ 170,400 $ 2,562,810
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 379 $ (155) $ 1,814 $ 790
Core Fixed Income Fund 8,818 (1,270) — 11,111
Edge MidCap Fund 438 20 1,270 (7,642)
Equity Income Fund 1,900 (223) 5,170 (31,385)
Global Diversified Income Fund 3,574 (92) — (21,849)
Global Real Estate Securities Fund 1,144 (411) 2,901 (24,371)
Government & High Quality Bond Fund 4,599 (602) — 2,829
High Yield Fund 3,523 (217) — (10,751)
Inflation Protection Fund 1,004 15 — 5,692
Principal Active Global Dividend Income ETF 2,745 — — (28,190)
Principal Active Income ETF 1,742 — — (9,998)
Principal Government Money Market Fund -
Institutional Class 0.11% 59 — — —
Principal Investment Grade Corporate Active ETF 1,681 120 340 (1,737)
Principal U.S. Mega-Cap Multi-Factor Index ETF 956 — — (2,657)
Short-Term Income Fund 3,724 (254) — 1,631
Spectrum Preferred and Capital Securities Income Fund 3,599 (52) — (10,235)
$ 39,885 $ (3,121) $ 11,495 $ (126,762)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2020 (unaudited)
See accompanying notes.
47
INVESTMENT COMPANIES - 99.66% Shares Held Value (000's)
Money Market Funds - 1.69%
Principal Government Money Market Fund -
Institutional Class 0.11%
(a),(b)
27,673,031 $ 27,673
Principal Exchange-Traded Funds - 17.05%
Principal Active Global Dividend Income ETF
( a)
3,857,000 94,351
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
4,182,800 120,716
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
2,534,500 64,495
$ 279,562
Principal Funds, Inc. Class R-6 - 60.61%
Blue Chip Fund
( a)
9,934,910 265,660
Diversified International Fund
( a)
31,258,988 339,473
Edge MidCap Fund
( a)
8,129,645 102,352
Global Real Estate Securities Fund
( a)
9,096,363 74,863
International Small Company Fund
( a)
3,945,465 34,799
LargeCap Growth Fund I
( a)
5,668,133 90,293
Origin Emerging Markets Fund
( a)
8,433,618 86,276
$ 993,716
Principal Funds, Inc. Institutional Class - 20.31%
Equity Income Fund
( a)
10,656,062 296,132
LargeCap Value Fund III
( a)
2,660,511 36,821
$ 332,953
TOTAL INVESTMENT COMPANIES $ 1,633,904
Total Investments $ 1,633,904
Other Assets and Liabilities -  0.34% 5,571
TOTAL NET ASSETS - 100.00% $ 1,639,475
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 59.55%
Fixed Income Funds 20.71%
International Equity Funds 17.71%
Money Market Funds 1.69%
Other Assets and Liabilities
0.34%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales April 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 285,159 $ 14,233 $ 36,141 $ 265,660
Diversified International Fund 403,207 10,900 22,600 339,473
Edge MidCap Fund 124,535 5,709 5,564 102,352
Equity Income Fund 352,436 15,275 12,770 296,132
Global Real Estate Securities Fund 99,188 4,798 4,573 74,863
International Small Company Fund 47,362 1,613 4,758 34,799
LargeCap Growth Fund I 92,613 7,682 8,329 90,293
LargeCap Value Fund III 45,138 3,174 2,190 36,821
Origin Emerging Markets Fund 100,810 2,112 8,939 86,276
Principal Active Global Dividend Income ETF 109,292 — — 94,351
Principal Government Money Market Fund -
Institutional Class 0.11%
6,346 21,327 — 27,673
Principal U.S. Mega-Cap Multi-Factor Index ETF 134,670 — 7,971 120,716
Principal U.S. Small-Cap Multi-Factor Index ETF 79,203 — — 64,495
$ 1,879,959 $ 86,823 $ 113,835 $ 1,633,904
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 2,321 $ (437) $ 11,164 $ 2,846
Diversified International Fund 9,429 (1,218) — (50,816)
Edge MidCap Fund 1,303 (261) 3,777 (22,067)
Equity Income Fund 3,531 (985) 9,664 (57,824)
Global Real Estate Securities Fund 1,110 (242) 2,814 (24,308)
International Small Company Fund 1,345 (92) — (9,326)
LargeCap Growth Fund I 250 (424) 7,119 (1,249)
LargeCap Value Fund III 1,045 (219) 1,856 (9,082)
Origin Emerging Markets Fund 1,828 (67) — (7,640)
Principal Active Global Dividend Income ETF 1,456 — — (14,941)
Principal Government Money Market Fund -
Institutional Class 0.11% 52 — — —
Principal U.S. Mega-Cap Multi-Factor Index ETF 1,336 (1,053) — (4,930)
Principal U.S. Small-Cap Multi-Factor Index ETF 578 — — (14,708)
$ 25,584 $ (4,998) $ 36,394 $ (214,045)
Amounts in thousands.

See accompanying notes.
49
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2020(c) $ 13 .48 $ 0 .19 ( $ 0 .28 ) ( $ 0 .09 ) ( $ 0 .29 ) ( $ 0 .57 ) ( $ 0 .86 ) $ 12 .53
2019 13 .33 0 .33 0 .81 1 .14 ( 0 .31 ) ( 0 .68 ) ( 0 .99 ) 13 .48
2018 14 .07 0 .33 ( 0 .45 ) ( 0 .12 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 13 .33
2017 13 .31 0 .23 1 .03 1 .26 ( 0 .22 ) ( 0 .28 ) ( 0 .50 ) 14 .07
2016 13 .55 0 .22 0 .14 0 .36 ( 0 .20 ) ( 0 .40 ) ( 0 .60 ) 13 .31
2015 13 .76 0 .26 ( 0 .22 ) 0 .04 ( 0 .25 ) – ( 0 .25 ) 13 .55
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2020(c) 14 .43 0 .21 ( 0 .54 ) ( 0 .33 ) ( 0 .27 ) ( 0 .87 ) ( 1 .14 ) 12 .96
2019 13 .92 0 .31 1 .07 1 .38 ( 0 .30 ) ( 0 .57 ) ( 0 .87 ) 14 .43
2018 14 .81 0 .35 ( 0 .48 ) ( 0 .13 ) ( 0 .34 ) ( 0 .42 ) ( 0 .76 ) 13 .92
2017 13 .45 0 .22 1 .58 1 .80 ( 0 .21 ) ( 0 .23 ) ( 0 .44 ) 14 .81
2016 14 .24 0 .20 0 .09 0 .29 ( 0 .18 ) ( 0 .90 ) ( 1 .08 ) 13 .45
2015 14 .99 0 .33 ( 0 .25 ) 0 .08 ( 0 .31 ) ( 0 .52 ) ( 0 .83 ) 14 .24
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2020(c) 14 .85 0 .23 ( 0 .87 ) ( 0 .64 ) ( 0 .26 ) ( 0 .63 ) ( 0 .89 ) 13 .32
2019 14 .31 0 .29 1 .23 1 .52 ( 0 .27 ) ( 0 .71 ) ( 0 .98 ) 14 .85
2018 15 .24 0 .35 ( 0 .47 ) ( 0 .12 ) ( 0 .34 ) ( 0 .47 ) ( 0 .81 ) 14 .31
2017 13 .44 0 .18 2 .10 2 .28 ( 0 .19 ) ( 0 .29 ) ( 0 .48 ) 15 .24
2016 14 .44 0 .18 ( 0 .01 ) 0 .17 ( 0 .16 ) ( 1 .01 ) ( 1 .17 ) 13 .44
2015 15 .24 0 .34 ( 0 .22 ) 0 .12 ( 0 .34 ) ( 0 .58 ) ( 0 .92 ) 14 .44

See accompanying notes.
50
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 0 .84 ) % (d) $ 25,523 0 .38% (e) ,(f) ,(g) 3 .02% (e) 19 .8% (e)
9 .43 27,312 0 .38 (f) ,(g) 2 .52 37 .4
( 0 .89 ) 26,867 0 .38 (f) ,(g) 2 .40 21 .7
9 .78 33,206 0 .38 (f) ,(g) 1 .69 13 .0
2 .83 33,881 0 .39 (f) ,(g) 1 .68 15 .1
0 .26 42,365 0 .41 (f) ,(g) 1 .90 32 .7
( 2 .75 ) (d) 96,255 0 .38 (e) ,(f) ,(g) 3 .11 (e) 17 .1 (e)
10 .78 102,763 0 .38 (f) ,(g) 2 .27 34 .2
( 1 .00 ) 100,709 0 .38 (f) ,(g) 2 .42 20 .4
13 .78 123,884 0 .37 (f) ,(g) 1 .55 14 .2
2 .31 118,522 0 .39 (f) ,(g) 1 .54 12 .0
0 .58 133,985 0 .41 (f) ,(g) 2 .26 33 .5
( 4 .81 ) (d) 117,514 0 .38 (e) ,(f) ,(g) 3 .26 (e) 36 .8 (e)
11 .81 125,814 0 .38 (f) ,(g) 2 .04 23 .0
( 0 .94 ) 115,998 0 .38 (f) ,(g) 2 .35 23 .8
17 .45 139,849 0 .38 (f) ,(g) 1 .31 20 .9
1 .49 117,542 0 .39 (f) ,(g) 1 .36 15 .2
0 .88 125,826 0 .41 (f) ,(g) 2 .31 36 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.
51
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2020(c) $ 15 .43 $ 0 .23 ( $ 1 .10 ) ( $ 0 .87 ) ( $ 0 .26 ) ( $ 0 .81 ) ( $ 1 .07 ) $ 13 .49
2019 14 .99 0 .27 1 .34 1 .61 ( 0 .26 ) ( 0 .91 ) ( 1 .17 ) 15 .43
2018 15 .89 0 .31 ( 0 .32 ) ( 0 .01 ) ( 0 .30 ) ( 0 .59 ) ( 0 .89 ) 14 .99
2017 13 .86 0 .18 2 .48 2 .66 ( 0 .17 ) ( 0 .46 ) ( 0 .63 ) 15 .89
2016 14 .67 0 .17 ( 0 .11 ) 0 .06 ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 13 .86
2015 15 .50 0 .34 ( 0 .18 ) 0 .16 ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 14 .67
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2020(c) 15 .89 0 .24 ( 1 .33 ) ( 1 .09 ) ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 13 .74
2019 15 .28 0 .27 1 .42 1 .69 ( 0 .24 ) ( 0 .84 ) ( 1 .08 ) 15 .89
2018 16 .03 0 .31 ( 0 .31 ) – ( 0 .29 ) ( 0 .46 ) ( 0 .75 ) 15 .28
2017 13 .78 0 .15 2 .70 2 .85 ( 0 .15 ) ( 0 .45 ) ( 0 .60 ) 16 .03
2016 14 .51 0 .16 ( 0 .13 ) 0 .03 ( 0 .14 ) ( 0 .62 ) ( 0 .76 ) 13 .78
2015 15 .31 0 .34 ( 0 .17 ) 0 .17 ( 0 .36 ) ( 0 .61 ) ( 0 .97 ) 14 .51
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2020(c) 12 .43 0 .17 ( 0 .16 ) 0 .01 ( 0 .27 ) ( 0 .33 ) ( 0 .60 ) 11 .84
2019 12 .19 0 .32 0 .72 1 .04 ( 0 .30 ) ( 0 .50 ) ( 0 .80 ) 12 .43
2018 12 .87 0 .30 ( 0 .45 ) ( 0 .15 ) ( 0 .30 ) ( 0 .23 ) ( 0 .53 ) 12 .19
2017 12 .29 0 .22 0 .61 0 .83 ( 0 .20 ) ( 0 .05 ) ( 0 .25 ) 12 .87
2016 12 .09 0 .21 0 .19 0 .40 ( 0 .20 ) – ( 0 .20 ) 12 .29
2015 12 .30 0 .23 ( 0 .23 ) – ( 0 .21 ) – ( 0 .21 ) 12 .09

See accompanying notes.
52
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 6 .37 ) % (d) $ 88,565 0 .38% (e) ,(f) ,(g) 3 .20% (e) 38 .4% (e)
12 .24 94,659 0 .38 (f) ,(g) 1 .84 14 .6
( 0 .16 ) 87,497 0 .38 (f) ,(g) 1 .96 16 .0
19 .88 99,913 0 .38 (f) ,(g) 1 .20 26 .6
0 .58 84,378 0 .39 (f) ,(g) 1 .24 17 .9
1 .13 91,391 0 .41 (f) ,(g) 2 .25 25 .2
( 7 .64 ) (d) 70,575 0 .38 (e) ,(f) ,(g) 3 .22 (e) 31 .1 (e)
12 .47 76,784 0 .38 (f) ,(g) 1 .77 17 .3
( 0 .15 ) 73,509 0 .38 (f) ,(g) 1 .91 16 .9
21 .47 82,816 0 .38 (f) ,(g) 1 .04 29 .6
0 .36 64,995 0 .39 (f) ,(g) 1 .19 17 .0
1 .20 68,799 0 .41 (f) ,(g) 2 .28 21 .6
0 .04 (d) 15,716 0 .38 (e) ,(f) ,(g) 2 .91 (e) 23 .5 (e)
9 .31 16,283 0 .38 (f) ,(g) 2 .63 44 .8
( 1 .23 ) 16,585 0 .38 (f) ,(g) 2 .36 22 .7
6 .86 21,016 0 .38 (f) ,(g) 1 .80 18 .6
3 .40 21,260 0 .39 (f) ,(g) 1 .73 18 .2
0 .01 29,781 0 .41 (f) ,(g) 1 .85 36 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.
53
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class A shares
2020(c) $ 15 .73 $ 0 .18 ( $ 1 .02 ) ( $ 0 .84 ) ( $ 0 .16 ) ( $ 0 .36 ) ( $ 0 .52 ) $ 14 .37
2019 15 .50 0 .30 1 .30 1 .60 ( 0 .32 ) ( 1 .05 ) ( 1 .37 ) 15 .73
2018 16 .63 0 .36 ( 0 .34 ) 0 .02 ( 0 .33 ) ( 0 .82 ) ( 1 .15 ) 15 .50
2017 15 .07 0 .23 1 .85 2 .08 ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 16 .63
2016 15 .87 0 .22 0 .17 0 .39 ( 0 .21 ) ( 0 .98 ) ( 1 .19 ) 15 .07
2015 16 .39 0 .31 ( 0 .14 ) 0 .17 ( 0 .31 ) ( 0 .38 ) ( 0 .69 ) 15 .87
Class C shares
2020(c) 15 .46 0 .12 ( 0 .99 ) ( 0 .87 ) ( 0 .11 ) ( 0 .36 ) ( 0 .47 ) 14 .12
2019 15 .25 0 .24 1 .22 1 .46 ( 0 .20 ) ( 1 .05 ) ( 1 .25 ) 15 .46
2018 16 .39 0 .24 ( 0 .34 ) ( 0 .10 ) ( 0 .22 ) ( 0 .82 ) ( 1 .04 ) 15 .25
2017 14 .87 0 .11 1 .83 1 .94 ( 0 .12 ) ( 0 .30 ) ( 0 .42 ) 16 .39
2016 15 .68 0 .11 0 .16 0 .27 ( 0 .10 ) ( 0 .98 ) ( 1 .08 ) 14 .87
2015 16 .20 0 .18 ( 0 .12 ) 0 .06 ( 0 .20 ) ( 0 .38 ) ( 0 .58 ) 15 .68
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2020(c) 12 .16 0 .14 ( 0 .60 ) ( 0 .46 ) ( 0 .14 ) ( 0 .16 ) ( 0 .30 ) 11 .40
2019 11 .86 0 .27 0 .86 1 .13 ( 0 .29 ) ( 0 .54 ) ( 0 .83 ) 12 .16
2018 12 .52 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .86
2017 11 .70 0 .24 0 .94 1 .18 ( 0 .24 ) ( 0 .12 ) ( 0 .36 ) 12 .52
2016 12 .04 0 .24 0 .12 0 .36 ( 0 .23 ) ( 0 .47 ) ( 0 .70 ) 11 .70
2015 12 .41 0 .26 ( 0 .16 ) 0 .10 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 12 .04
Class C shares
2020(c) 12 .02 0 .10 ( 0 .60 ) ( 0 .50 ) ( 0 .09 ) ( 0 .16 ) ( 0 .25 ) 11 .27
2019 11 .73 0 .21 0 .82 1 .03 ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 12 .02
2018 12 .39 0 .21 ( 0 .35 ) ( 0 .14 ) ( 0 .20 ) ( 0 .32 ) ( 0 .52 ) 11 .73
2017 11 .58 0 .15 0 .93 1 .08 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 12 .39
2016 11 .93 0 .15 0 .11 0 .26 ( 0 .14 ) ( 0 .47 ) ( 0 .61 ) 11 .58
2015 12 .30 0 .17 ( 0 .15 ) 0 .02 ( 0 .19 ) ( 0 .20 ) ( 0 .39 ) 11 .93

See accompanying notes.
54
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 5 .58 ) % (d) $ 1,960,743 0 .62% (e) ,(f) 2 .33% (e) 4 .9% (e)
11 .57 2,194,735 0 .62 (f) ,(g) 1 .99 13 .4
0 .00 1,957,610 0 .61 (f) ,(g) 2 .24 26 .7
14 .18 2,120,767 0 .61 (f) 1 .48 17 .6
2 .80 2,047,943 0 .66 (f) 1 .51 17 .1
1 .10 2,124,905 0 .65 (f) 1 .90 27 .6
( 5 .88 ) (d) 326,204 1 .38 (e) ,(f) 1 .58 (e) 4 .9 (e)
10 .77 384,622 1 .38 (f) ,(g) 1 .62 13 .4
( 0 .80 ) 648,980 1 .36 (f) ,(g) 1 .50 26 .7
13 .32 738,524 1 .36 (f) 0 .74 17 .6
2 .03 747,750 1 .40 (f) 0 .75 17 .1
0 .39 762,424 1 .39 (f) 1 .14 27 .6
( 3 .89 ) (d) 511,974 0 .62 (e) ,(f) 2 .45 (e) 6 .5 (e)
10 .22 553,362 0 .63 (f) ,(g) 2 .34 15 .0
( 0 .51 ) 485,084 0 .62 (f) ,(g) 2 .49 21 .9
10 .27 529,131 0 .61 (f) ,(g) 1 .97 21 .8
3 .26 512,080 0 .63 (f) ,(g) 2 .04 17 .3
0 .84 512,264 0 .63 (f) ,(g) 2 .16 22 .7
( 4 .24 ) (d) 138,439 1 .39 (e) ,(f) 1 .71 (e) 6 .5 (e)
9 .37 160,672 1 .38 (f) ,(g) 1 .82 15 .0
( 1 .26 ) 228,910 1 .37 (f) ,(g) 1 .76 21 .9
9 .47 255,601 1 .36 (f) ,(g) 1 .23 21 .8
2 .45 264,058 1 .38 (f) ,(g) 1 .29 17 .3
0 .10 264,904 1 .38 (f) ,(g) 1 .40 22 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Does not include expenses of the investment companies in which the Portfolio invests.
(g) Reflects Manager's contractual expense limit.

See accompanying notes.
55
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2020(c) $ 17 .55 $ 0 .19 ( $ 1 .42 ) ( $ 1 .23 ) ( $ 0 .25 ) ( $ 0 .44 ) ( $ 0 .69 ) $ 15 .63
2019 17 .76 0 .25 1 .62 1 .87 ( 0 .26 ) ( 1 .82 ) ( 2 .08 ) 17 .55
2018 19 .24 0 .39 ( 0 .33 ) 0 .06 ( 0 .31 ) ( 1 .23 ) ( 1 .54 ) 17 .76
2017 16 .68 0 .21 2 .90 3 .11 ( 0 .20 ) ( 0 .35 ) ( 0 .55 ) 19 .24
2016 18 .16 0 .16 0 .14 0 .30 ( 0 .14 ) ( 1 .64 ) ( 1 .78 ) 16 .68
2015 18 .86 0 .29 ( 0 .11 ) 0 .18 ( 0 .30 ) ( 0 .58 ) ( 0 .88 ) 18 .16
Class C shares
2020(c) 16 .09 0 .12 ( 1 .32 ) ( 1 .20 ) ( 0 .11 ) ( 0 .44 ) ( 0 .55 ) 14 .34
2019 16 .45 0 .21 1 .40 1 .61 ( 0 .15 ) ( 1 .82 ) ( 1 .97 ) 16 .09
2018 17 .93 0 .24 ( 0 .31 ) ( 0 .07 ) ( 0 .18 ) ( 1 .23 ) ( 1 .41 ) 16 .45
2017 15 .59 0 .07 2 .70 2 .77 ( 0 .08 ) ( 0 .35 ) ( 0 .43 ) 17 .93
2016 17 .09 0 .04 0 .13 0 .17 ( 0 .03 ) ( 1 .64 ) ( 1 .67 ) 15 .59
2015 17 .81 0 .15 ( 0 .11 ) 0 .04 ( 0 .18 ) ( 0 .58 ) ( 0 .76 ) 17 .09
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2020(c) 12 .40 0 .15 ( 0 .52 ) ( 0 .37 ) ( 0 .16 ) ( 0 .05 ) ( 0 .21 ) 11 .82
2019 12 .08 0 .34 0 .79 1 .13 ( 0 .34 ) ( 0 .47 ) ( 0 .81 ) 12 .40
2018 12 .54 0 .34 ( 0 .38 ) ( 0 .04 ) ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 12 .08
2017 12 .07 0 .30 0 .52 0 .82 ( 0 .30 ) ( 0 .05 ) ( 0 .35 ) 12 .54
2016 12 .21 0 .32 0 .16 0 .48 ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 12 .07
2015 12 .64 0 .33 ( 0 .31 ) 0 .02 ( 0 .32 ) ( 0 .13 ) ( 0 .45 ) 12 .21
Class C shares
2020(c) 12 .26 0 .10 ( 0 .51 ) ( 0 .41 ) ( 0 .11 ) ( 0 .05 ) ( 0 .16 ) 11 .69
2019 11 .96 0 .25 0 .77 1 .02 ( 0 .25 ) ( 0 .47 ) ( 0 .72 ) 12 .26
2018 12 .42 0 .25 ( 0 .38 ) ( 0 .13 ) ( 0 .25 ) ( 0 .08 ) ( 0 .33 ) 11 .96
2017 11 .95 0 .21 0 .52 0 .73 ( 0 .21 ) ( 0 .05 ) ( 0 .26 ) 12 .42
2016 12 .10 0 .22 0 .16 0 .38 ( 0 .23 ) ( 0 .30 ) ( 0 .53 ) 11 .95
2015 12 .53 0 .23 ( 0 .30 ) ( 0 .07 ) ( 0 .23 ) ( 0 .13 ) ( 0 .36 ) 12 .10

See accompanying notes.
56
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 7 .43 ) % (d) $ 1,478,208 0 .62% (e) ,(f) 2 .31% (e) 5 .7% (e)
12 .74 1,683,156 0 .63 (f) ,(g) 1 .50 10 .9
0 .12 1,432,165 0 .61 (f) ,(g) 2 .10 33 .8
19 .17 1,542,284 0 .61 (f) 1 .17 20 .9
2 .05 1,418,053 0 .66 (f) 1 .00 22 .4
1 .05 1,506,074 0 .65 (f) 1 .60 35 .6
( 7 .81 ) (d) 202,200 1 .39 (e) ,(f) 1 .57 (e) 5 .7 (e)
11 .92 242,084 1 .39 (f) ,(g) 1 .36 10 .9
( 0 .59 ) 480,699 1 .36 (f) ,(g) 1 .38 33 .8
18 .22 536,771 1 .37 (f) 0 .43 20 .9
1 .31 515,921 1 .42 (f) 0 .24 22 .4
0 .28 549,093 1 .40 (f) 0 .87 35 .6
( 3 .06 ) (d) 1,022,093 0 .61 (e) ,(f) 2 .39 (e) 8 .4 (e)
9 .93 1,057,769 0 .61 (f) ,(g) 2 .82 11 .1
( 0 .33 ) 917,357 0 .60 (f) ,(g) 2 .77 22 .6
6 .92 981,216 0 .59 (f) 2 .47 19 .1
4 .18 917,507 0 .64 (f) 2 .67 10 .4
0 .20 840,440 0 .63 (f) 2 .63 17 .7
( 3 .39 ) (d) 238,719 1 .38 (e) ,(f) 1 .63 (e) 8 .4 (e)
9 .02 265,220 1 .37 (f) ,(g) 2 .13 11 .1
( 1 .09 ) 325,369 1 .37 (f) ,(g) 2 .01 22 .6
6 .17 363,723 1 .36 (f) 1 .71 19 .1
3 .35 368,051 1 .41 (f) 1 .90 10 .4
( 0 .55 ) 347,647 1 .39 (f) 1 .87 17 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Does not include expenses of the investment companies in which the Portfolio invests.
(g) Reflects Manager's contractual expense limit.

See accompanying notes.
57
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2020(c) $ 18 .67 $ 0 .20 ( $ 1 .75 ) ( $ 1 .55 ) ( $ 0 .25 ) ( $ 0 .59 ) ( $ 0 .84 ) $ 16 .28
2019 19 .81 0 .22 1 .86 2 .08 ( 0 .33 ) ( 2 .89 ) ( 3 .22 ) 18 .67
2018 21 .35 0 .44 ( 0 .58 ) ( 0 .14 ) ( 0 .34 ) ( 1 .06 ) ( 1 .40 ) 19 .81
2017 18 .24 0 .23 3 .55 3 .78 ( 0 .19 ) ( 0 .48 ) ( 0 .67 ) 21 .35
2016 20 .60 0 .20 ( 0 .07 ) 0 .13 ( 0 .17 ) ( 2 .32 ) ( 2 .49 ) 18 .24
2015 21 .79 0 .37 ( 0 .19 ) 0 .18 ( 0 .37 ) ( 1 .00 ) ( 1 .37 ) 20 .60
Class C shares
2020(c) 16 .60 0 .11 ( 1 .56 ) ( 1 .45 ) ( 0 .11 ) ( 0 .59 ) ( 0 .70 ) 14 .45
2019 17 .98 0 .18 1 .54 1 .72 ( 0 .21 ) ( 2 .89 ) ( 3 .10 ) 16 .60
2018 19 .52 0 .26 ( 0 .53 ) ( 0 .27 ) ( 0 .21 ) ( 1 .06 ) ( 1 .27 ) 17 .98
2017 16 .73 0 .08 3 .26 3 .34 ( 0 .07 ) ( 0 .48 ) ( 0 .55 ) 19 .52
2016 19 .11 0 .06 ( 0 .07 ) ( 0 .01 ) ( 0 .05 ) ( 2 .32 ) ( 2 .37 ) 16 .73
2015 20 .32 0 .21 ( 0 .19 ) 0 .02 ( 0 .23 ) ( 1 .00 ) ( 1 .23 ) 19 .11

See accompanying notes.
58
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 8 .88 ) % (d) $ 976,279 0 .63% (e) ,(f) 2 .21% (e) 7 .3% (e)
13 .89 1,114,994 0 .64 (f) ,(g) 1 .26 19 .9
( 0 .86 ) 943,803 0 .63 (f) ,(g) 2 .10 49 .4
21 .34 1,023,096 0 .63 (f) 1 .16 19 .5
1 .03 926,183 0 .69 (f) 1 .10 22 .9
0 .92 996,126 0 .67 (f) 1 .77 51 .2
( 9 .29 ) (d) 117,358 1 .41 (e) ,(f) 1 .45 (e) 7 .3 (e)
13 .01 139,759 1 .42 (f) ,(g) 1 .12 19 .9
( 1 .63 ) 284,797 1 .38 (f) ,(g) 1 .37 49 .4
20 .48 324,383 1 .38 (f) 0 .42 19 .5
0 .26 302,748 1 .44 (f) 0 .35 22 .9
0 .16 326,391 1 .42 (f) 1 .06 51 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Does not include expenses of the investment companies in which the Portfolio invests.
(g) Reflects Manager's contractual expense limit.

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2020 (unaudited)
59
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund,
Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund,
SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or
SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee may apply to IRA accounts and 403(b) accounts, respectively within Class A and Class C shares. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value November
1, 2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Beginning
Account
Value November
1, 2019
Ending
Account Value
April 30, 2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Annualized
Expense
Ratio
Principal LifeTime 2010 Fund
Class A $ 1,000.00 $ 991.55 $ 1.88 $ 1,000.00 $ 1,022.97 $ 1.91 0.38%
Principal LifeTime 2020 Fund
Class A 1,000.00 972.47 1.86 1,000.00 1,022.97 1.91 0.38
Principal LifeTime 2030 Fund
Class A 1,000.00 951.92 1.84 1,000.00 1,022.97 1.91 0.38
Principal LifeTime 2040 Fund
Class A 1,000.00 936.25 1.83 1,000.00 1,022.97 1.91 0.38
Principal LifeTime 2050 Fund
Class A 1,000.00 923.56 1.82 1,000.00 1,022.97 1.91 0.38
Principal LifeTime Strategic Income
Fund
Class A 1,000.00 1,000.43 1.89 1,000.00 1,022.97 1.91 0.38
SAM Balanced Portfolio
Class A 1,000.00 944.24 3.00 1,000.00 1,021.78 3.12 0.62
Class C 1,000.00 941.16 6.66 1,000.00 1,018.00 6.92 1.38

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2020 (unaudited)
60
Actual Hypothetical
Beginning
Account
Value November
1, 2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Beginning
Account
Value November
1, 2019
Ending
Account Value
April 30, 2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Annualized
Expense
Ratio
SAM Conservative Balanced
Portfolio
Class A $ 1,000.00 $ 961.13 $ 3.02 $ 1,000.00 $ 1,021.78 $ 3.12 0.62%
Class C 1,000.00 957.58 6.77 1,000.00 1,017.95 6.97 1.39
SAM Conservative Growth Portfolio
Class A 1,000.00 925.70 2.97 1,000.00 1,021.78 3.12 0.62
Class C 1,000.00 921.90 6.64 1,000.00 1,017.95 6.97 1.39
SAM Flexible Income Portfolio
Class A 1,000.00 969.36 2.99 1,000.00 1,021.83 3.07 0.61
Class C 1,000.00 966.10 6.75 1,000.00 1,018.00 6.92 1.38
SAM Strategic Growth Portfolio
Class A 1,000.00 911.15 2.99 1,000.00 1,021.73 3.17 0.63
Class C 1,000.00 907.12 6.69 1,000.00 1,017.85 7.07 1.41
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)
61
Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of December 2019, January 2020,
February 2020, March 2020, April 2020 and May 2020 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
December 2019
Fund Net Income Realized Gain Capital Sources
Principal LifeTime 2010 Fund 99.75% 0.25% 0.00%
Principal LifeTime 2030 Fund 99.62 0.38 0.00
Principal LifeTime 2040 Fund 99.97 0.03 0.00
Principal LifeTime 2050 Fund 99.97 0.03 0.00
Principal LifeTime Strategic Income Fund 99.75 0.25 0.00
SAM Balanced Portfolio 99.86 0.14 0.00
SAM Flexible Income Portfolio 97.54 0.00 2.46
SAM Strategic Growth Portfolio 99.39 0.61 0.00
January 2020
Fund Net Income Realized Gain Capital Sources
SAM Flexible Income Portfolio 63.23% 0.00% 36.77%
February 2020
Fund Net Income Realized Gain Capital Sources
SAM Flexible Income Portfolio 29.14% 0.00% 70.86%
March 2020
Fund Net Income Realized Gain Capital Sources
SAM Balanced Portfolio 99.66% 0.34% 0.00%
SAM Flexible Income Portfolio 27.89 0.00 72.11
April 2020
Fund Net Income Realized Gain Capital Sources
SAM Flexible Income Portfolio 47.90% 0.00% 52.10%
May 2020
Fund Net Income Realized Gain Capital Sources
SAM Flexible Income Portfolio 34.28% 0.00% 65.72%

Principal Funds, Inc.
(unaudited)
62
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.

63
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72.
Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 127 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 127 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee Member,15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 127 None
Mark A. Grimmett
Director since 2004
Member, Audit Committee Member, 15(c)
Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
127 None
Fritz S. Hirsch
Director since 2005
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 127 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 127 Armstrong World Industries, Inc. and
Equity Lifestyle Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 127 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Retired. 127 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 127 Denbury Resources Inc. and Helmerich
& Payne; Formerly: Brown Advisory;
B/E Aerospace; WP Carey; Nalco (and its
successor Ecolab)

64
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
127 None
Patrick Halter
Director since 2017
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
127 None

65
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Principal Executive Officer, OC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice

66
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

67
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated March 1, 2020 and as supplemented, and the Statement of
Additional Information dated March 1, 2020 and as supplemented. These documents may be obtained free of charge by writing Principal
Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.
com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 10, 2020 to review the liquidity risk management program (the
“Program”) applicable to all series of the Principal Funds, Inc., excluding the money market funds (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from December 1, 2018 through December
31, 2019 (the “Reporting Period”). At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk
Management Committee (the “Committee”), addressed the operation, adequacy and effectiveness of the Program, the operation of each
Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report, that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule.

68
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved an Amended Subadvisory
Agreement with DDJ Capital Management, LLC related to the High Income Fund and Global Diversified Income Fund.
Approval of Amended Subadvisory Agreements for Global Diversified Income Fund
On December 9, 2019, the Board considered for the High Income Fund and Global Diversified Income Fund (the “Funds”) the approval of an amended fee schedule under the subadvisory agreement between Principal Global Investors, LLC (the “Manager”) and DDJ Capital
Management, LLC (the “Subadvisor”) which would result in a reduction of the subadvisory fee rate payable at current asset levels.
The Board reviewed materials received from the Manager regarding the proposed changes in the subadvisory fee schedules. The Board considered the Manager’s representation that the changes in the subadvisory fee schedules would not impact the quality or extent of the services the Subadvisor provides to each Fund and that the Subadvisor’s obligations under the applicable Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the fee schedule.
The Board considered that they had last approved the Subadvisory Agreement for each Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the applicable Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the
Subadvisory Agreement was in the best interests of each Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the amended
Subadvisory Agreement at this time and, accordingly, recommended to the Board of Directors the approval of the amended Subadvisory
Agreement.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | FV429-13 | 04/2020 | 806461

Principal Money Market Fund
Class J Shares
Semiannual Report
April 30, 2020
Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
Sign up for eDelivery!
Safe, secure and ready when you are,
sign up for eDelivery today.
Visit PrincipalFunds.com >
Note: If your shares are not held directly with Principal
Funds but through a brokerage firm, please contact your
broker for electronic delivery options available.

Rev. 01/2020
EE11865PFI-03
FACTS
WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and income
• Assets and transaction history
• Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
FUNDS SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —to offer our products
and services to you
Yes No
For joint marketing with other financial companies No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For nonaffiliates to market to you No We don’t share
Questions?
Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03 | 01/2020
Who we are
Who is providing this notice? Principal Funds includes Principal Funds, Inc., Principal Funds Distributor,
Inc., and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds
protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal
Funds collect my personal
information?
We collect your personal information, for example, when you
• Open an account or seek advice about your investments
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.
Why can’t I limit all
sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group
®
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information
This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes.
We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the
California Consumer Privacy Act, are available online at www.principal.com/privacy-policies .
If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 4
Schedule of Investments 9
Financial Highlights (includes performance information) 12
Shareholder Expense Example 14
Supplemental Information 15

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2020 (unaudited)
1
See accompanying notes.
Amounts in thousands, except per share amounts Money Market Fund
Investment in securities--at cost ......................................................................................................................
$ 753,506
Assets
Investment in securities--at value  ...................................................................................................................... $ 753,506
Cash ..................................................................................................................................................... 17
Receivables:
Dividends and interest ............................................................................................................................. 101
Expense reimbursement from Manager ........................................................................................................... 6
Expense reimbursement from Distributor ......................................................................................................... 52
Fund shares sold ................................................................................................................................... 2,936
Other assets .............................................................................................................................................. 26
Total Assets   756,644
Liabilities
Accrued management and investment advisory fees .................................................................................................... 247
Accrued distribution fees ................................................................................................................................ 53
Accrued transfer agent fees ............................................................................................................................. 140
Accrued directors' expenses ............................................................................................................................. 2
Accrued professional fees ............................................................................................................................... 22
Accrued other expenses ................................................................................................................................. 75
Payables:
Dividends payable ................................................................................................................................. 476
Fund shares redeemed ............................................................................................................................. 4,228
Total Liabilities
5,243
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 751,401
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 751,401
Total distributable earnings (accumulated loss) .........................................................................................................
–
Total Net Assets
$ 751,401
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 5,800,000
Net Asset Value Per Share:
Class A : Net Assets ...................................................................................................................................... $ 329,507
Shares Issued and Outstanding .................................................................................................................... 329,507
Net Asset Value per share ......................................................................................................................... $ 1 .00
Maximum Offering Price .........................................................................................................................
$ 1 .00
Class J : Net Assets ...................................................................................................................................... $ 421,894
Shares Issued and Outstanding .................................................................................................................... 421,894
Net Asset Value per share .........................................................................................................................
$ 1 .00
(a)
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statement of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2020 (unaudited)
2
See accompanying notes.
Amounts in thousands Money Market Fund
Net Investment Income (Loss)
Income:
Dividends .............................................................................................................................................. $ 136
Interest ................................................................................................................................................. 4,616
Total Income 4,752
Expenses:
Management and investment advisory fees ........................................................................................................... 1,149
Distribution fees - Class J ............................................................................................................................. 235
Registration fees - Class A ............................................................................................................................ 17
Registration fees - Class J ............................................................................................................................. 15
Shareholder reports - Class A ......................................................................................................................... 26
Shareholder reports - Class J .......................................................................................................................... 66
Transfer agent fees - Class A .......................................................................................................................... 169
Transfer agent fees - Class J .......................................................................................................................... 142
Custodian fees ......................................................................................................................................... 7
Directors' expenses .................................................................................................................................... 7
Professional fees ...................................................................................................................................... 17
Other expenses ........................................................................................................................................ 3
Total Gross Expenses 1,853
Less: Reimbursement from Manager - Class A ....................................................................................................... 94
Less: Reimbursement from Distributor - Class J ..................................................................................................... 235
Total Net Expenses 1,524
Net Investment Income (Loss) 3,228
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 3,228

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
3
See accompanying notes.
Amounts in thousands Money Market Fund
Period Ended
April 30, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 3,228 $ 9,593
Net realized gain (loss) on investments ............................................................................................. – 128
Net change in unrealized appreciation/depreciation of investments ................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 3,228 9,721
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (3,228) (9,721)
Total Dividends and Distributions (3,228) (9,721)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
230,810 31,009
Total Increase (Decrease) in Net Assets 230,810 31,009
Net Assets
Beginning of period .................................................................................................................
520,591 489,582
End of period .......................................................................................................................
$ 751,401 $ 520,591
Class A Class J
Capital Share Transactions:
Period Ended April 30, 2020
Dollars:
Sold ................................................................................................. $ 218,667 $ 285,319
Reinvested ............................................................................................ 1,492 1,673
Redeemed .............................................................................................
(132,779) (143,562)
Net Increase (Decrease) ...................................................................................
$ 87,380 $ 143,430
Shares:
Sold ................................................................................................. 218,667 285,319
Reinvested ............................................................................................ 1,492 1,673
Redeemed .............................................................................................
(132,779) (143,562)
Net Increase (Decrease) ...................................................................................
87,380 143,430
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 202,489 $ 148,381
Reinvested ............................................................................................ 4,651 4,918
Redeemed .............................................................................................
(196,857) (132,573)
Net Increase (Decrease) ...................................................................................
$ 10,283 $ 20,726
Shares:
Sold ................................................................................................. 202,489 148,381
Reinvested ............................................................................................ 4,651 4,918
Redeemed .............................................................................................
(196,857) (132,573)
Net Increase (Decrease) ...................................................................................
10,283 20,726
Dividends and Distributions to Shareholders:
Period Ended April 30, 2020
From net investment income and net realized gain on investments ..................................................... $ (1,522) $ (1,706)
Total Dividends and Distributions
$ (1,522) $ (1,706)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (4,738) $ (4,983)
Total Dividends and Distributions
$ (4,738) $ (4,983)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
4
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Money Market Fund (the “fund”)
are presented herein. The fund offers two classes of shares: Class A and Class J. Information presented in these financial statements pertain to Class J shares. Certain detailed information for Class A shares is provided separately.
The fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The fund has not provided financial support and is not contractually required to provide financial support to any investee.
All classes of shares represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the fund:
Security Valuation. The fund qualifies as a retail money market fund and values its securities, other than holdings of publicly traded investment funds, at amortized cost, which approximates fair value, as permitted under Rule 2a-7 of the Investment Company Act of 1940.
Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. Publicly traded investment funds are valued at the respective funds’ net asset value.
Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Interest income is recognized on an accrual basis.
The fund allocates all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.
The fund’s investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.
Expenses. Expenses directly attributed to the fund are charged to the fund. Other expenses not directly attributed to the fund are apportioned among the registered investment companies managed by Principal Global Investors, LLC (“the Manager”).
The fund allocates all expenses (other than class-specific expenses) on a daily basis to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the year ended April 30, 2020 , are included separately in the statement of operations.
Dividends and Distributions to Shareholders. The fund declares all net investment income and any net realized gains from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the year ended April 30, 2020 , the fund did not record any such tax benefit or expense in the accompanying financial statements.
The statute of limitations remains open for the fiscal years from 2016 – 2018.

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
5
Recent Accounting Pronouncements. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update
(“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) : Disclosure Framework - Changes to the Disclosure Requirements for Fair
Value Measurement , which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of October 31, 2018, the fund has adopted the removal and modification of applicable disclosures.
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt
Securities , which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The fund has adopted the new amendment as of November 1, 2019. The adoption of the ASU had no impact on the financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the fund to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate
(the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). During the year ended April 30, 2020 , the fund did not borrow from or loan to the Facility.
In addition, the fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank, which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of 0.15%
on the amount of the line of credit which is allocated to each participating fund based on average net assets. The fund did not borrow against the line of credit during the year ended April 30, 2020 .
Cross Trades. The fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Repurchase Agreements. The fund may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the fund’s policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the fund could experience delays in the realization of the collateral.
4. Fair Valuation
Fair value is defined as the price that the fund would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available upon selling a security or transferring a liability in a timely transaction.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
6
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date, when available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in the fund are valued using amortized cost, as permitted under Rule 2a-7 of the
Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
As of April 30, 2020 , all of the fund’s investments were valued based on Level 2 inputs, with the exception of publicly traded investment funds, which are based on Level 1 inputs.
5. Management Agreement and Transactions with Affiliates
The fund has agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of the fund’s average daily net assets. The annual rates used in this calculation for the fund are as follows:
Class A shares of the fund reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the fund’s expenses on certain share classes. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the fund through the fiscal year end, provided no reimbursement will be made if it would result in the fund exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statement of assets and liabilities.
Net Assets of Fund
First
$500 million
Next
$500 million
Next
$500 million
Next
$500 million
Next
$1 billion
Over
$3 billion
Money Market Fund
.40% .39%
.38% .37%
.36%
.35%
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
7
*Contractual limit expired February 29, 2020.
The Manager has voluntarily agreed to limit the fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
Distribution Fees. Class J shares of the fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of the fund. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the
Manager), the principal distributor of the fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rate is .15% of the average daily net assets for Class J shares.
The Distributor has contractually agreed to limit the fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2021.
Amounts owed to the fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of the registered investment companies managed by the Manager and is shown on the statement of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The aggregate amounts of these charges retained by the Distributor for the year ended April 30, 2020 , was approximately $35,000 for Class J shares.
6. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2020 and October 31,
2019 were as follows (amounts in thousands):
Distributable Earnings. As of October 31, 2019, there were no distributable earnings on a federal tax basis.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains although it is unlikely the Fund will recognize future capital gains. At October 31, 2019, the fund had no net capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2019 , the fund does not intend to defer any late-year losses.
Reclassification of Capital Accounts. The fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2019 , the fund did not record any reclassifications.
Period from November 1, 2019 through April 30, 2020
Class A Class J Expiration
Money Market Fund
.50%* .65%
February 28, 2021
Ordinary Income
2020 2019
Money Market Fund $ 3,238 $ 9,721
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2020 (unaudited)
8
Federal Income Tax Basis At April 30, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Fund was as follows (amounts in thousands):
7. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the fund’s performance and financial results.
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Money Market Fund $ — $ — $ — $ 753,506
6. Federal Tax Information (continued)

Schedule of Investments
Money Market Fund
April 30, 2020 (unaudited)
See accompanying notes.
9
INVESTMENT COMPANIES - 5.13% Shares Held Value (000's)
Money Market Funds - 5.13%
DWS Government Money Market Series 0.19%
(a)
12,515,000 $ 12,515
Goldman Sachs Financial Square Government
Fund 0.23%
(a)
12,450,000 12,450
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio 0.13%
(a)
5,430,000 5,430
STIT - Government & Agency Portfolio 0.19%
(a)
8,140,000 8,140
$ 38,535
TOTAL INVESTMENT COMPANIES $ 38,535
BONDS - 5.69%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 2.09%
AmeriCredit Automobile Receivables Trust
2020-1
1.21%, 03/18/2021 $ 2,449 $ 2,449
ARI Fleet Lease Trust 2019-A
2.45%, 06/15/2020
(b)
52 53
Drive Auto Receivables Trust 2020-1
1.74%, 01/15/2021 801 801
Enterprise Fleet Financing 2019-2 LLC
2.27%, 08/20/2020
(b)
175 175
Enterprise Fleet Financing 2020-1 LLC
1.69%, 02/22/2021
(b)
1,474 1,474
Ford Credit Auto Lease Trust 2020-A
1.73%, 02/15/2021 1,906 1,906
GM Financial Consumer Automobile Receivables
Trust 2020-2
1.26%, 04/16/2021 2,000 2,000
Hyundai Auto Receivables Trust 2020-A
1.20%, 05/17/2021 2,000 2,000
Tesla Auto Lease Trust 2019-A
2.01%, 12/18/2020
(b)
916 916
Toyota Auto Receivables 2020-B Owner Trust
1.14%, 05/17/2021 3,500 3,500
World Omni Auto Receivables Trust 2019-C
1.90%, 11/16/2020 483 483
$ 15,757
Diversified Financial Services - 1.13%
Corporate Finance Managers Inc (credit support
from Wells Fargo)
0.60%, 05/07/2020
(c)
500 500
New York Life
1.76%, 07/21/2020 8,000 8,000
$ 8,500
Insurance - 1.20%
MetLife
1.74%, 08/17/2020 9,000 9,000
Other Asset Backed Securities - 1.27%
CNH Equipment Trust 2019-C
1.99%, 11/16/2020 930 930
Dell Equipment Finance Trust 2019-2
2.01%, 10/22/2020
(b)
626 626
GreatAmerica Leasing Receivables Funding LLC
Series 2020-1
1.69%, 02/15/2021
(b)
1,832 1,832
HPEFS Equipment Trust 2019-1
2.15%, 10/09/2020
(b)
144 144
HPEFS Equipment Trust 2020-1
1.68%, 03/09/2021
(b)
2,361 2,361
John Deere Owner Trust 2020
1.10%, 03/15/2021 3,323 3,323
Transportation Finance Equipment Trust 2019-1
2.00%, 10/23/2020
(b)
310 310
$ 9,526
TOTAL BONDS $ 42,783
MUNICIPAL BONDS - 2.21%
Principal
Amount (000's) Value (000's)
Colorado - 0.67%
Colorado Housing & Finance Authority (credit
support from Federal Home Loan Bank )
0.80%, 05/07/2020
(c),(d)
$ 4,815 $ 4,815
County of Kit Carson CO (credit support from
Wells Fargo )
1.10%, 05/07/2020
(c),(d)
200 200
$ 5,015
Maryland - 0.93%
City of Baltimore MD (credit support from State
Street Bank )
0.20%, 05/07/2020
(c),(d)
7,015 7,015
New York - 0.33%
New York State Housing Finance Agency (credit
support from JPMorgan Chase & Co )
0.25%, 05/07/2020
(c),(d)
2,500 2,500
Texas - 0.28%
South Central Texas Industrial Development
Corp (credit support from JPMorgan Chase &
Co )
0.60%, 05/01/2020
(c),(d)
2,100 2,100
TOTAL MUNICIPAL BONDS $ 16,630
COMMERCIAL PAPER - 82.99%
Principal
Amount (000's) Value (000's)
Agriculture - 5.06%
Archer-Daniels-Midland Co
2.00%, 05/06/2020
(b)
$ 5,000 $ 4,998
Cargill Inc
0.04%, 05/01/2020
(b)
14,000 14,000
1.40%, 07/06/2020
(b)
4,000 3,990
Philip Morris International Inc
0.04%, 05/01/2020
(b)
15,000 15,000
$ 37,988
Banks - 27.78%
Bank of Nova Scotia/The
0.75%, 07/17/2020
(b),(e)
4,000 3,994
Barclays Bank Plc
0.93%, 06/22/2020
(e)
5,000 4,993
1.00%, 05/19/2020
(e)
5,000 4,997
1.60%, 05/18/2020
(e)
5,000 4,996
BNP Paribas SA
0.04%, 05/01/2020
(e)
14,000 14,000
CAFCO LLC
1.25%, 07/07/2020
(b)
1,500 1,497
1.50%, 07/01/2020
(b)
5,000 4,987
Credit Suisse AG/New York NY
1.16%, 08/18/2020 5,000 4,982
1.17%, 07/13/2020 5,000 4,988
1.18%, 07/14/2020 5,000 4,988
DBS Bank Ltd
1.30%, 06/05/2020
(b),(e)
4,000 3,995
1.35%, 05/11/2020
(b),(e)
3,000 2,999
DNB Bank ASA
0.06%, 05/04/2020
(b),(e)
1,480 1,480
0.35%, 05/11/2020
(b),(e)
5,000 5,000
HSBC USA Inc
1.01%, 08/03/2020
(b)
5,000 4,987
ING US Funding LLC (credit support from ING
Bank )
0.65%, 08/25/2020
(b),(d)
5,000 4,990
1.06%, 07/15/2020
(d)
4,500 4,490
1.27%, 07/10/2020
(d)
2,380 2,374
1.33%, 07/02/2020
(d)
1,080 1,078
Manhattan Asset Funding Co LLC
0.27%, 06/09/2020
(b)
4,000 3,999
1.00%, 05/27/2020
(b)
5,000 4,996
1.00%, 06/17/2020
(b)
5,000 4,993
1.30%, 05/14/2020
(b)
5,000 4,998

Schedule of Investments
Money Market Fund
April 30, 2020 (unaudited)
See accompanying notes.
10
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Trust & Banking Corp/NY
0.95%, 07/17/2020
(b)
$ 1,230 $ 1,227
1.26%, 07/08/2020
(b)
5,000 4,988
Mizuho Bank Ltd/New York NY
0.32%, 06/29/2020
(b)
4,000 3,998
0.32%, 08/12/2020
(b)
5,000 4,995
0.47%, 06/23/2020
(b)
5,000 4,997
MUFG Bank Ltd/New York NY
0.47%, 06/26/2020 4,000 3,997
0.57%, 05/28/2020 4,000 3,998
National Australia Bank Ltd (credit support from
National Australia Funding Delaware Inc )
2.00%, 05/01/2020
(b),(d),(e)
5,000 5,000
National Bank of Canada
1.54%, 06/04/2020
(b),(e)
5,000 4,993
Natixis SA/New York NY
0.04%, 05/04/2020 3,500 3,500
Oversea-Chinese Banking Corp Ltd
0.45%, 06/25/2020
(b),(e)
5,000 4,997
1.50%, 05/12/2020
(b),(e)
3,500 3,498
1.50%, 06/12/2020
(b),(e)
1,200 1,198
1.50%, 07/01/2020
(b),(e)
5,000 4,987
Royal Bank of Canada
1.45%, 07/02/2020
(e)
5,000 4,988
2.06%, 06/29/2020
(e)
5,000 4,983
Sheffield Receivables Co LLC
1.50%, 05/01/2020
(b)
8,000 8,000
1.50%, 07/01/2020
(b)
5,000 4,987
Skandinaviska Enskilda Banken AB
1.35%, 07/21/2020
(b),(e)
5,000 4,985
1.75%, 06/01/2020
(b),(e)
5,000 4,992
Sumitomo Mitsui Banking Corp
0.48%, 06/22/2020
(b),(e)
4,800 4,797
0.48%, 07/21/2020
(b),(e)
4,860 4,855
0.53%, 06/24/2020
(b),(e)
5,000 4,996
$ 208,757
Beverages - 3.25%
Brown-Forman Corp
0.60%, 06/22/2020
(b)
490 489
1.15%, 06/16/2020
(b)
5,000 4,992
1.25%, 06/12/2020
(b)
5,000 4,993
1.75%, 06/03/2020
(b)
5,000 4,992
Coca-Cola Co/The
2.05%, 06/11/2020
(b)
4,000 3,991
PepsiCo Inc
2.05%, 06/23/2020
(b)
5,000 4,985
$ 24,442
Chemicals - 1.33%
BASF SE
0.75%, 05/22/2020
(b)
5,000 4,998
1.15%, 05/15/2020
(b)
4,000 3,998
1.25%, 06/29/2020
(b)
960 958
$ 9,954
Computers - 0.66%
International Business Machines Corp
1.30%, 06/15/2020
(b)
5,000 4,992
Cosmetics & Personal Care - 0.80%
Procter & Gamble Co/The
1.10%, 07/13/2020
(b)
6,000 5,987
Diversified Financial Services - 16.99%
Anglesea Funding LLC
0.12%, 05/04/2020
(b)
3,000 3,000
0.70%, 06/01/2020
(b)
4,100 4,098
Citigroup Global Markets Inc
1.35%, 08/03/2020
(b)
3,330 3,318
1.75%, 05/26/2020
(b)
4,500 4,495
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
CRC Funding LLC
0.30%, 05/26/2020
(b)
$ 5,000 $ 4,999
1.30%, 06/11/2020
(b)
2,700 2,696
2.50%, 05/04/2020
(b)
3,500 3,499
DCAT LLC
0.20%, 05/06/2020 5,000 5,000
0.20%, 05/07/2020 6,000 6,000
0.30%, 05/13/2020 6,260 6,259
Gotham Funding Corp
0.15%, 06/08/2020
(b)
5,000 4,994
0.30%, 06/19/2020
(b)
3,500 3,499
1.10%, 06/09/2020
(b)
5,000 4,994
1.35%, 05/04/2020
(b)
5,000 4,999
Intercontinental Exchange Inc
0.40%, 05/07/2020
(b)
10,000 9,999
0.50%, 06/05/2020
(b)
3,000 2,999
0.70%, 05/06/2020
(b)
5,000 5,000
JP Morgan Securities LLC
1.00%, 06/05/2020 5,000 4,995
1.50%, 05/29/2020 5,000 4,994
Liberty Street Funding LLC
1.20%, 07/09/2020
(b)
880 878
1.25%, 07/08/2020
(b)
5,000 4,988
2.25%, 05/20/2020
(b)
5,000 4,994
Longship Funding LLC
0.08%, 05/12/2020
(b)
4,000 4,000
0.10%, 05/05/2020
(b)
6,000 6,000
0.16%, 05/13/2020
(b)
3,500 3,500
Nieuw Amsterdam Receivables Corp
1.70%, 06/10/2020
(b)
5,000 4,991
2.50%, 05/04/2020
(b)
3,450 3,449
Ontario Teachers' Finance Trust (credit support
from Ontario Teachers Pension Plan Board )
1.66%, 05/13/2020
(b),(d)
3,000 2,998
Thunder Bay Funding LLC
1.24%, 06/25/2020
(b)
1,440 1,437
1.50%, 06/03/2020
(b)
600 599
$ 127,671
Electric - 0.87%
Engie SA
0.85%, 05/20/2020
(b)
3,500 3,499
1.72%, 05/13/2020
(b)
3,000 2,998
$ 6,497
Electrical Components & Equipment - 1.99%
Emerson Electric Co
1.12%, 07/20/2020
(b)
5,000 4,987
2.17%, 05/08/2020
(b)
5,000 4,998
2.17%, 05/21/2020
(b)
5,000 4,994
$ 14,979
Gas - 1.86%
ONE Gas Inc
1.30%, 05/05/2020
(b)
9,000 8,998
1.95%, 05/07/2020
(b)
5,000 4,999
$ 13,997
Healthcare - Services - 2.39%
UnitedHealth Group Inc
1.00%, 05/18/2020
(b)
4,000 3,998
1.05%, 05/14/2020
(b)
4,000 3,998
1.10%, 05/15/2020
(b)
4,000 3,998
1.20%, 05/08/2020
(b)
6,000 5,999
$ 17,993
Holding Companies - Diversified - 2.39%
Koch Industries Inc
0.50%, 06/18/2020 4,000 3,997
1.28%, 06/02/2020 4,000 3,996
1.75%, 05/18/2020 5,000 4,996
2.05%, 05/01/2020 5,000 5,000
$ 17,989

Schedule of Investments
Money Market Fund
April 30, 2020 (unaudited)
See accompanying notes.
11
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 2.60%
Nationwide Life Insurance Co
0.65%, 05/15/2020
(b)
$ 4,500 $ 4,499
Prudential Financial Inc
0.45%, 05/04/2020
(b)
5,000 5,000
0.45%, 05/05/2020
(b)
6,000 5,999
0.45%, 05/07/2020
(b)
4,000 4,000
$ 19,498
Machinery - Construction & Mining - 0.64%
Caterpillar Financial Services Corp (credit
support from Caterpillar Inc )
0.60%, 05/26/2020
(d)
2,840 2,839
0.80%, 05/12/2020
(d)
2,000 1,999
$ 4,838
Machinery - Diversified - 2.48%
Deere & Co
1.07%, 06/01/2020
(b)
2,600 2,598
John Deere Capital Corp
0.65%, 07/09/2020
(b)
5,000 4,994
1.35%, 06/26/2020
(b)
1,050 1,048
1.65%, 06/08/2020
(b)
5,000 4,991
1.80%, 06/04/2020
(b)
5,000 4,991
$ 18,622
Media - 0.89%
Walt Disney Co/The (credit support from TWDC
Enteprises )
1.25%, 06/11/2020
(b),(d)
3,700 3,695
1.35%, 05/22/2020
(b),(d)
3,000 2,997
$ 6,692
Oil & Gas - 5.51%
Chevron Corp
1.05%, 07/16/2020
(b)
5,000 4,989
1.10%, 07/10/2020
(b)
5,000 4,989
1.25%, 07/09/2020
(b)
5,000 4,988
Exxon Mobil Corp
0.94%, 07/10/2020 5,000 4,991
0.98%, 09/17/2020 4,000 3,985
0.99%, 07/07/2020 4,000 3,993
2.00%, 05/06/2020 5,000 4,998
Total Capital Canada Ltd (credit support from
Total SA )
0.67%, 05/22/2020
(b),(d)
3,450 3,449
Total Capital SA (credit support from Total SA )
0.03%, 05/01/2020
(b),(d)
5,000 5,000
$ 41,382
Oil & Gas Services - 0.60%
Schlumberger Investment SA
1.30%, 05/12/2020
(b)
4,000 3,998
1.60%, 05/11/2020
(b)
500 500
$ 4,498
Pharmaceuticals - 3.68%
Merck & Co Inc
0.25%, 08/13/2020
(b)
4,000 3,997
1.85%, 05/01/2020
(b)
5,000 5,000
Novartis Finance Corp (credit support from
Novartis AG )
1.00%, 05/22/2020
(b),(d)
5,000 4,997
1.15%, 05/19/2020
(b),(d)
5,000 4,997
1.58%, 05/11/2020
(b),(d)
3,700 3,699
1.75%, 06/02/2020
(b),(d)
5,000 4,992
$ 27,682
Telecommunications - 0.15%
Telstra Corp Ltd
1.00%, 05/05/2020
(b)
1,100 1,100
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Water - 1.07%
American Water Capital Corp (credit support
from American Water Works )
0.35%, 05/06/2020
(b),(d)
$ 5,000 $ 5,000
0.60%, 05/05/2020
(b),(d)
3,000 3,000
$ 8,000
TOTAL COMMERCIAL PAPER $ 623,558
REPURCHASE AGREEMENTS - 4.26%
Maturity
Amount (000's) Value (000's)
Banks - 4.26%
Barclays Capital Inc Repurchase Agreement;
0.02% traded 04/30/2020 maturing
05/01/2020 (collateralized by US Government
Securities; $16,320,000; 0.00%; dated
02/15/2040-05/15/2045)
$ 16,000 $ 16,000
Merrill Lynch Repurchase Agreement; 0.03%
traded 04/30/2020 maturing 05/01/2020
(collateralized by US Government Security;
$16,320,033; 0.24%; dated 01/31/2021)
16,000 16,000
$ 32,000
TOTAL REPURCHASE AGREEMENTS $ 32,000
Total Investments $ 753,506
Other Assets and Liabilities -  (0.28)% (2,105)
TOTAL NET ASSETS - 100.00% $ 751,401
(a) Current yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $490,055 or 65.22% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Security issued by foreign bank and denominated in USD.
Portfolio Summary  (unaudited)
Sector Percent
Financial 53.76%
Consumer, Non-cyclical 15.18%
Energy 6.11%
Industrial 5.11%
Utilities 3.80%
Asset Backed Securities 3.56%
Money Market Funds 3.46%
Diversified 2.39%
Insured 2.21%
Government 1.67%
Basic Materials 1.33%
Communications 1.04%
Technology 0.66%
Other Assets and Liabilities
(0.28)%
TOTAL NET ASSETS
100.00%

See accompanying notes.
12
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value,
End of Period
MONEY MARKET FUND
Class J shares
2020 (c) $ 1.00 $ 0.01 $ 0.01 ( $ 0.01) ( $ 0.01) $ 1.00
2019 1.00 0.02 0.02 (0.02) ( 0 .02) 1.00
2018 1.00 0.01 0.01 (0.01) (0.01) 1.00
2017 1.00 – – – – 1.00
2016 1.00 – – – – 1.00
2015 1.00 – – – – 1.00

See accompanying notes.
13
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets
0.56% (d),(e) $ 421,899 0.55% (f) 0.70% (f) 1.09% (f)
1.88 (e) 278,464 0.60 0.75 1.84
1.29 (e) 257,738 0.59 0.74 1.28
0.48 (e) 243,195 0.58 0 .73 0.43
0.00 (e) 268,364 0.50 0.76 0.00
0.00 (e) 254,240 0.20 0.83 0.00
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Six months ended April 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Computed on an annualized basis.

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2020 (unaudited)
14
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares), including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value November
1, 2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Beginning
Account Value
November 1,
2019
Ending Account
Value April 30,
2020
Expenses Paid
During Period
November 1,
2019 to April 30,
2020
(a)
Annualized
Expense
Ratio
Money Market Fund
Class J $ 1,000.00 $ 1,005.60 $ 2.74 $ 1,000.00 $ 1,022.13 $ 2.77 0.55%
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

15
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72.
Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 127 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 127 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee Member,15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 127 None
Mark A. Grimmett
Director since 2004
Member, Audit Committee Member, 15(c)
Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
127 None
Fritz S. Hirsch
Director since 2005
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 127 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 127 Armstrong World Industries, Inc. and
Equity Lifestyle Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 127 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Retired. 127 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 127 Denbury Resources Inc. and Helmerich
& Payne; Formerly: Brown Advisory;
B/E Aerospace; WP Carey; Nalco (and its
successor Ecolab)

16
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
127 None
Patrick Halter
Director since 2017
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
127 None

17
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Principal Executive Officer, OC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice

18
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

19
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated March 1, 2020 and as supplemented, and the Statement of
Additional Information dated March 1, 2020 and as supplemented. These documents may be obtained free of charge by writing Principal
Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.
com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 10, 2020 to review the liquidity risk management program (the
“Program”) applicable to all series of the Principal Funds, Inc., excluding the money market funds (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from December 1, 2018 through December
31, 2019 (the “Reporting Period”). At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk
Management Committee (the “Committee”), addressed the operation, adequacy and effectiveness of the Program, the operation of each
Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report, that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule.

20
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved an Amended Subadvisory
Agreement with DDJ Capital Management, LLC related to the High Income Fund and Global Diversified Income Fund.
Approval of Amended Subadvisory Agreements for Global Diversified Income Fund
On December 9, 2019, the Board considered for the High Income Fund and Global Diversified Income Fund (the “Funds”) the approval of an amended fee schedule under the subadvisory agreement between Principal Global Investors, LLC (the “Manager”) and DDJ Capital
Management, LLC (the “Subadvisor”) which would result in a reduction of the subadvisory fee rate payable at current asset levels.
The Board reviewed materials received from the Manager regarding the proposed changes in the subadvisory fee schedules. The Board considered the Manager’s representation that the changes in the subadvisory fee schedules would not impact the quality or extent of the services the Subadvisor provides to each Fund and that the Subadvisor’s obligations under the applicable Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the fee schedule.
The Board considered that they had last approved the Subadvisory Agreement for each Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the applicable Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the
Subadvisory Agreement was in the best interests of each Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the amended
Subadvisory Agreement at this time and, accordingly, recommended to the Board of Directors the approval of the amended Subadvisory
Agreement.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | FV314-17 | 04/2020 | 806482

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

Kamal Bhatia, President and CEO

Date	6/11/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

Kamal Bhatia, President and CEO

Date	6/11/2020

By	/s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date	6/11/2020